UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

200 Clarendon Street, Boston, MA 02116-5021

(Address of principal executive offices) (Zip code)

CT Corporation System

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: March 31, 2008

Date of reporting period: March 31, 2008

Item 1.	Reports to Stockholders.

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL 100 INDEX FUND

Performance as of March 31, 2008

Average Annual Total Returns

Year Ended 3/31/08			Five Years Ended 3/31/08			Inception to 3/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
0.37%	0.12%	0.65%	13.53%	13.47%	14.13%	1.55%	1.54%	2.21%

Cumulative Total Returns

Year Ended 3/31/08			Five Years Ended 3/31/08			Inception to 3/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
0.37%	0.12%	0.65%	88.57%	88.08%	93.67%	11.89%	11.83%	17.32%

Total returns for the period since inception are calculated from the inception date of the Fund (12/05/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/08/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	1

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/08
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	21.95%

Financial	19.52

Energy	14.84

Technology	10.33

Industrial	9.29

Consumer Cyclical	8.08

Communications	7.99

Basic Materials	4.67

Utilities	2.54

Diversified	0.34

Short-Term and Other Net Assets	0.45

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/08
Security	Percentage of Net Assets
Exxon Mobil Corp.	5.41%

General Electric Co.	4.40

Microsoft Corp.	2.70

Procter & Gamble Co. (The)	2.56

Nestle SA Registered (Switzerland)	2.35

HSBC Holdings PLC (United Kingdom)	2.33

BP PLC (United Kingdom)	2.27

Johnson & Johnson	2.19

Chevron Corp.	2.12

Total SA (France)	2.11

TOTAL	28.44%

The iShares S&P Global 100 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global 100 Index (the “Index”). The Index is designed to measure the performance of 100 large-capitalization global companies. These companies are highly liquid and represent some of the largest multinational businesses in the world. The Index is a subset of the S&P Global 1200 Index and contains 100 common stocks, screened for sector representation, liquidity and size. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2008 (the “reporting period”), the Fund returned 0.37%, while the Index returned 0.65%.

The global equity markets, as measured by the S&P Global 1200 Index, posted virtually flat returns for the reporting period, though this performance masked a substantial increase in the volatility of returns experienced during the period. Stock markets worldwide rallied early in the period as economic and corporate earnings growth remained robust. Problems within the U.S. subprime lending industry caused a pullback in mid-2007, but global stock markets recovered due to rising commodity prices and infrastructure development in many emerging markets. However, as 2008 began, a deepening “credit crunch” brought on by problems associated with the subprime industry threatened to slow economic activity and profit growth worldwide. As a result, global stock markets peaked in late 2007 and then declined sharply through the end of the reporting period, erasing nearly all of their gains from earlier in the period.

U.S. stocks, which comprised more than 45% of the Index as of March 31, 2008, declined for the reporting period against a similar backdrop of increasing volatility. Many banks and financial institutions announced large subprime-related losses, some financial institutions struggled under the weight of deteriorating credit conditions, and corporate earnings growth slowed. Energy and commodity prices climbed as the U.S. dollar declined, driving inflation worries despite evidence of slowing economic activity. Responding to signs of a slowing economy, the Federal Reserve (the “Fed”) took decisive action. The Fed lowered its federal funds rate target for the first time since June 2003, cutting rates six times in the final seven months of the reporting period bringing the rate down to 2.25%. Late in the first quarter of 2008, the Fed also made less routine moves, initiating several actions aimed at increasing liquidity levels in financial markets.

European stocks, which also made up approximately 45% of the Index as of March 31, 2008, rose modestly during the reporting period. Strong economic data across the continent led both the European Central Bank (“ECB”) and the Bank of England (“BOE”) to raise short-term interest rates early in the reporting period. However, as the subprime and credit problems began to weigh on the European economy,

2	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

the ECB shifted to a stable interest rate policy, remaining mindful of inflation. Meanwhile, the BOE cut interest rates twice in the last few months of the reporting period to help stabilize the ailing mortgage and financial markets. Despite the changing environment, the euro continued to strengthen versus the U.S. dollar – the dollar declined by 18% against the euro during the reporting period, boosting European equity returns for U.S. investors.

In the Asia/Pacific region, the Australian stock market gained ground during the period, driven by strong global demand for natural resources, particularly from regional neighbors China and India. South Korea enjoyed strong gains in the first half of the reporting period, but the changing global economic environment led to a sharp reversal during the last few months of the period. Overall, however, the South Korean market advanced. In contrast, Japan was one of the world’s worst-performing stock markets during the reporting period. Weak consumer spending and a difficult political environment appeared to create challenges domestically, while slowing economic conditions in the U.S.– Japan’s largest trading partner – also had a dampening effect on Japanese stocks. However, the U.S. dollar declined by approximately 15% versus the Japanese yen during the reporting period, partially mitigating the negative stock market returns for U.S. investors.

Sector performance within the Index was mixed for the reporting period. Materials and energy stocks generated the best returns, boosted by surging commodity prices and healthy demand for power and raw materials in emerging markets. Consumer staples stocks, which tend to hold up well in a slowing economic environment, also enjoyed solid gains for the reporting period. The worst-performing sector in the Index was financials, which fell sharply as mortgage-related losses and the “credit crunch” hurt many financial companies. Consumer discretionary stocks also declined notably amid forecasts of deteriorating global economic conditions.

Eight of the Fund’s ten largest holdings as of March 31, 2008, delivered positive returns for the reporting period. Swiss food products company Nestle SA produced the best return as the company enjoyed strong sales growth and hedged against higher raw materials prices. U.S. energy producers Chevron Corp. and Exxon Mobil Corp. – the Fund’s largest holding – also posted robust returns due to record-high oil prices. The only two stocks among the top ten to decline during the reporting period were two U.K.-based companies – energy producer BP PLC and financial services company HSBC Holdings PLC.

*	Sector classifications used to describe the portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	3

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

Performance as of March 31, 2008

Average Annual Total Returns						Cumulative Total Returns

Year Ended 3/31/08			Inception to 3/31/08			Inception to 3/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(13.77)%	(13.49)%	(13.25)%	(0.07)%	0.19%	0.63%	(0.11)%	0.29%	0.98%

Total returns for the period since inception are calculated from the inception date of the Fund (9/12/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/21/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

4	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/08
Industry	Percentage of Net Assets
Retail	24.42%

Media	22.28

Auto Manufacturers	20.46

Auto Parts & Equipment	5.12

Home Furnishings	4.68

Apparel	3.58

Lodging	2.22

Advertising	2.16

Leisure Time	1.90

Home Builders	1.66

Entertainment	1.49

Distribution & Wholesale	1.40

Internet	1.37

Holding Companies - Diversified	1.33

Electrical Components & Equipment	0.88

Food Service	0.84

Manufacturing	0.64

Commercial Services	0.62

Hand & Machine Tools	0.53

Toys, Games & Hobbies	0.52

Household Products & Wares	0.48

Cosmetics & Personal Care	0.30

Housewares	0.29

Chemicals	0.22

Health Care - Products	0.18

Short-Term and Other Net Assets	0.43

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/08
Security	Percentage of Net Assets
Toyota Motor Corp. (Japan)	5.99%

Daimler AG Registered (Germany)	3.94

McDonald’s Corp.	2.94

Walt Disney Co. (The)	2.66

Comcast Corp. Class A	2.64

Time Warner Inc.	2.25

Home Depot Inc.	2.13

Vivendi (France)	2.04

Honda Motor Co. Ltd. (Japan)	1.94

News Corp. Class A	1.94

TOTAL	28.47%

The iShares S&P Global Consumer Discretionary Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Consumer Discretionary Sector Index (the “Index”). The Index is a subset of the S&P Global 1200 Index, and measures the performance of companies that S&P® deems to be part of the consumer discretionary sector of the economy and that it believes are important to global markets. Component companies include manufacturing and service companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2008 (the “reporting period”), the Fund declined 13.77%, while the Index declined 13.25%.

The global equity markets, as measured by the S&P Global 1200 Index, posted virtually flat returns for the reporting period, though this performance masked a substantial increase in the volatility of returns experienced during the period. Stock markets worldwide rallied early

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

in the period as economic and corporate earnings growth remained robust. Problems within the U.S. subprime lending industry caused a pullback in mid-2007, but global stock markets recovered due to rising commodity prices and infrastructure development in many emerging markets. However, as 2008 began, a deepening “credit crunch” brought on by problems associated with the subprime industry threatened to slow economic activity and profit growth worldwide. As a result, global stock markets peaked in late 2007 and then declined sharply through the end of the reporting period, erasing nearly all of their gains from earlier in the period.

On a regional basis, European stocks advanced modestly, benefiting from healthy economic growth early in the reporting period and the euro’s continued strength versus the U.S. dollar. The U.S. equity market declined as problems within the subprime industry and an associated “credit crunch” led to a marked slowdown in the U.S. economy. At the same time, surging prices for oil, food, and other commodities led to higher inflation in the U.S. Among markets along the Pacific Rim, Australia and South Korea edged higher thanks to strong exports to regional neighbors China and India. In contrast, the Japanese market posted a substantial decline amid weak consumer spending, a difficult political environment, persistent deflation, and high public debt levels.

Consumer discretionary stocks worldwide, as represented by the Index, posted a double-digit decline for the reporting period, reflecting a broad slowdown in the global economy. Higher fuel prices also had a dampening effect on consumer spending. Retailers, which are highly sensitive to consumer spending trends, suffered the largest declines, while homebuilders struggled with a sharp downturn in the housing market, particularly in the U.S. Media companies also declined as advertising spending waned. Restaurants and hotels were among the better performers in the consumer discretionary sector during the reporting period.

Seven of the Fund’s ten largest holdings as of March 31, 2008, produced negative returns for the reporting period. Time Warner Inc. and the Class A shares of Comcast Corp. posted the largest declines as the cable industry faced stiff competition from satellite providers and telecommunications companies. U.S. home improvement retailer Home Depot Inc. experienced a decline in sales as the housing market slumped, while Japanese automaker Toyota Motor Corp. saw a drop-off in North American car sales. Among the three positive performers, U.S. fast-food chain McDonald’s Corp. posted the strongest gain, benefiting from strong international growth and successful new products. German automaker Daimler AG and French media company Vivendi were the other stocks among the ten largest holdings to advance during the reporting period.

6	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

Performance as of March 31, 2008

Average Annual Total Returns						Cumulative Total Returns

Year Ended 3/31/08			Inception to 3/31/08			Inception to 3/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
9.59%	9.23%	10.11%	13.16%	13.26%	13.84%	21.14%	21.30%	22.31%

Total returns for the period since inception are calculated from the inception date of the Fund (9/12/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/21/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/08
Industry	Percentage of Net Assets
Food	33.73%

Beverages	20.75

Cosmetics & Personal Care	14.10

Agriculture	13.54

Retail	12.70

Household Products & Wares	3.25

Manufacturing	1.05

Food Service	0.29

Forest Products & Paper	0.10

Short-Term and Other Net Assets	0.49

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/08
Security	Percentage of Net Assets
Procter & Gamble Co. (The)	9.13%

Nestle SA Registered (Switzerland)	8.28

Wal-Mart Stores Inc.	5.21

Coca-Cola Co. (The)	5.11

PepsiCo Inc.	4.87

Philip Morris International Inc.	4.45

CVS Caremark Corp.	2.49

Tesco PLC (United Kingdom)	2.47

Unilever NV (Netherlands)	2.44

British American Tobacco PLC (United Kingdom)	2.25

TOTAL	46.70%

The iShares S&P Global Consumer Staples Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Consumer Staples Sector Index (the “Index”). The Index is a subset of the S&P Global 1200 Index, and measures the performance of companies that S&P deems to be part of the consumer staples sector of the economy and that it believes are important to global markets. Component companies include manufacturers and distributors of food, producers of non-durable household goods, and food and drug retailing companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2008 (the “reporting period”), the Fund returned 9.59%, while the Index returned 10.11%.

The global equity markets, as measured by the S&P Global 1200 Index, posted virtually flat returns for the reporting period, though this performance masked a substantial increase in the volatility of returns experienced during the period. Stock markets worldwide rallied early in the period as economic and corporate earnings growth remained robust. Problems within the U.S. subprime lending industry caused a pullback in mid-2007, but global stock markets recovered due to rising commodity prices and infrastructure development in many emerging markets. However, as 2008 began, a deepening “credit crunch” brought on by problems associated with the subprime industry threatened to slow economic activity and profit growth worldwide. As a result, global stock markets peaked in late 2007 and then declined sharply through the end of the reporting period, erasing nearly all of their gains from earlier in the period.

On a regional basis, European stocks advanced modestly, benefiting from healthy economic growth early in the reporting period and the euro’s continued strength versus the U.S. dollar. The U.S. equity market declined as problems within the subprime industry and an associated “credit crunch” led to a marked slowdown in the U.S. economy. At the same time, surging prices for oil, food, and other commodities led to higher inflation in the U.S. Among markets along the Pacific Rim, Australia and South Korea edged higher thanks to strong exports to regional neighbors China and India. In contrast, the Japanese market posted a substantial decline amid weak consumer spending, a difficult political environment, persistent deflation, and high public debt levels.

8	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

Consumer staples stocks worldwide, as represented by the Index, enjoyed solid gains for the reporting period. The consumer staples sector consists of defensive stocks that tend to be resilient in a slowing economic environment because they make or sell products and services that are in demand regardless of economic conditions. Beverage makers and household products companies were among the best performers in the consumer staples sector, as were tobacco producers. Personal products companies also advanced but posted smaller gains.

Eight of the Fund’s ten largest holdings as of March 31, 2008, gained ground for the reporting period. Swiss food products company Nestle SA produced the best return as the company enjoyed strong sales growth and hedged against higher raw materials prices. U.S. beverage maker Coca-Cola Co. and U.K. tobacco company British American Tobacco PLC both benefited from strong demand outside of the U.S. The only two stocks among the ten largest holdings to decline were U.S. tobacco firm Philip Morris International Inc., which was spun off from parent Altria at the end of the reporting period, and U.K. grocery chain Tesco PLC, which faced a challenging domestic environment while expanding into the U.S. market.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

Performance as of March 31, 2008

Average Annual Total Returns

Year Ended 3/31/08			Five Years Ended 3/31/08			Inception to 3/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
18.87%	18.70%	19.15%	25.75%	25.61%	26.17%	18.00%	17.99%	18.09%

Cumulative Total Returns

Year Ended 3/31/08			Five Years Ended 3/31/08			Inception to 3/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
18.87%	18.70%	19.15%	214.50%	212.75%	219.67%	187.71%	187.48%	189.30%

Total returns for the period since inception are calculated from the inception date of the Fund (11/12/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or ”NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/01), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

10	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/08
Industry	Percentage of Net Assets
Oil & Gas	86.13%

Oil & Gas Services	8.87

Pipelines	2.86

Coal	0.92

Mining	0.46

Metal Fabricate & Hardware	0.44

Engineering & Construction	0.15

Short-Term and Other Net Assets	0.17

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/08
Security	Percentage of Net Assets
Exxon Mobil Corp.	15.84%

BP PLC (United Kingdom)	6.69

Chevron Corp.	6.23

Total SA (France)	6.16

Royal Dutch Shell PLC Class A (United Kingdom)	4.29

ConocoPhillips	4.23

Schlumberger Ltd.	3.63

Royal Dutch Shell PLC Class B (United Kingdom)	3.22

Eni SpA (Italy)	2.95

BG Group PLC (United Kingdom)	2.72

TOTAL	55.96%

The iShares S&P Global Energy Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Energy Sector Index (the “Index”). The Index is a subset of the S&P Global 1200 Index, and measures the performance of companies that S&P deems to be part of the energy sector of the economy and that it believes are important to global markets. Component companies include oil equipment and services, oil exploration and production, and oil refineries. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2008 (the “reporting period”), the Fund returned 18.87%, while the Index returned 19.15%.

The global equity markets, as measured by the S&P Global 1200 Index, posted virtually flat returns for the reporting period, though this performance masked a substantial increase in the volatility of returns experienced during the period. Stock markets worldwide rallied early in the period as economic and corporate earnings growth remained robust. Problems within the U.S. subprime lending industry caused a pullback in mid-2007, but global stock markets recovered due to rising commodity prices and infrastructure development in many emerging markets. However, as 2008 began, a deepening “credit crunch” brought on by problems associated with the subprime industry threatened to slow economic activity and profit growth worldwide. As a result, global stock markets peaked in late 2007 and then declined sharply through the end of the reporting period, erasing nearly all of their gains from earlier in the period.

On a regional basis, European stocks advanced modestly, benefiting from healthy economic growth early in the reporting period and the euro’s continued strength versus the U.S. dollar. The U.S. equity market declined as problems within the subprime industry and an associated “credit crunch” led to a marked slowdown in the U.S. economy. At the same time, surging prices for oil, food, and other commodities led to higher inflation in the U.S. Among markets along the Pacific Rim, Australia and South Korea edged higher thanks to strong exports to regional neighbors China and India. In contrast, the Japanese market posted a substantial decline amid weak consumer spending, a difficult political environment, persistent deflation, and high public debt levels.

In contrast to the relatively flat performance of the global equity markets, energy stocks worldwide, as represented by the Index, posted double-digit gains for the reporting period. Energy stocks benefited from a sharp rise in energy prices as demand from emerging economies, particularly China and India, remained strong. The price of oil surged by 54% during the reporting period, peaking at a record high of more

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

than $110 a barrel in mid-March 2008 before falling back to $102 at the end of the period. Natural gas prices rose by 38% for the reporting period, with the bulk of the increase occurring in early 2008 amid colder-than-expected winter weather.

Nine of the Fund’s ten largest holdings as of March 31, 2008, advanced during the reporting period, led by British natural gas producer BG Group PLC and U.S. oil services provider Schlumberger Ltd. BG Group PLC benefited from strong volume and higher profit margins in its liquefied natural gas unit, while Schlumberger Ltd. enjoyed increased demand for its services as global oil exploration increased. The large U.S. energy producers – Exxon Mobil Corp., Chevron Corp., and ConocoPhillips – also posted double-digit gains for the reporting period. The sole decliner among the ten largest holdings was U.K.-based energy producer BP PLC, which fell modestly.

12	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

Performance as of March 31, 2008

Average Annual Total Returns

Year Ended 3/31/08			Five Years Ended 3/31/08			Inception to 3/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(18.81)%	(18.92)%	(18.71)%	14.12%	13.97%	14.92%	6.98%	6.98%	7.73%

Cumulative Total Returns

Year Ended 3/31/08			Five Years Ended 3/31/08			Inception to 3/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(18.81)%	(18.92)%	(18.71)%	93.57%	92.32%	100.45%	53.86%	53.82%	60.96%

Total returns for the period since inception are calculated from the inception date of the Fund (11/12/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/01), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/08
Industry	Percentage of Net Assets
Banks	53.11%

Insurance	22.04

Diversified Financial Services	16.27

Real Estate	3.72

Real Estate Investment Trusts	2.33

Holding Companies - Diversified	0.70

Savings & Loans	0.41

Investment Companies	0.30

Commercial Services	0.14

Forest Products & Paper	0.13

Venture Capital	0.12

Short-Term and Other Net Assets	0.73

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/08
Security	Percentage of Net Assets
HSBC Holdings PLC (United Kingdom)	3.39%

Bank of America Corp.	2.95

JPMorgan Chase & Co.	2.53

Banco Santander SA (Spain)	2.24

Citigroup Inc.	1.95

American International Group Inc.	1.94

Wells Fargo & Co.	1.70

BNP Paribas (France)	1.60

Allianz SE Registered (Germany)	1.59

UniCredito SpA (Italy)	1.56

TOTAL	21.45%

The iShares S&P Global Financials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Financials Sector Index (the “Index”). The Index is a subset of the S&P Global 1200 Index, and measures the performance of companies that S&P deems to be part of the financial sector of the economy and that it believes are important to global markets. Component companies include major banks, diversified financial companies, insurance companies, real estate companies, savings and loan associations, and securities brokers. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2008 (the “reporting period”), the Fund declined 18.81%, while the Index declined 18.71%.

The global equity markets, as measured by the S&P Global 1200 Index, posted virtually flat returns for the reporting period, though this performance masked a substantial increase in the volatility of returns experienced during the period. Stock markets worldwide rallied early in the period as economic and corporate earnings growth remained robust. Problems within the U.S. subprime lending industry caused a pullback in mid-2007, but global stock markets recovered due to rising commodity prices and infrastructure development in many emerging markets. However, as 2008 began, a deepening “credit crunch” brought on by problems associated with the subprime industry threatened to slow economic activity and profit growth worldwide. As a result, global stock markets peaked in late 2007 and then declined sharply through the end of the reporting period, erasing nearly all of their gains from earlier in the period.

On a regional basis, European stocks advanced modestly, benefiting from healthy economic growth early in the reporting period and the euro’s continued strength versus the U.S. dollar. The U.S. equity market declined as problems within the subprime industry and an associated “credit crunch” led to a marked slowdown in the U.S. economy. At the same time, surging prices for oil, food, and other commodities led to higher inflation in the U.S. Among markets along the Pacific Rim, Australia and South Korea edged higher thanks to strong exports to regional neighbors China and India. In contrast, the Japanese market posted a substantial decline amid weak consumer spending, a difficult political environment, persistent deflation, and high public debt levels.

Financial stocks worldwide, as represented by the Index, declined sharply during the reporting period, posting the weakest returns of any sector in the global equity markets. Problems associated with the subprime mortgage industry in the U.S. led to substantial

14	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

mortgage-related losses at many financial services companies around the world, shrinking corporate earnings in the sector. In addition, the “credit crunch” reduced liquidity in the debt markets, making it difficult for many financial companies to raise capital. Consequently, a number of financial firms were forced to seek cash infusions or buyouts to remain in business. Every segment of the financial sector declined during the reporting period, with mortgage and consumer finance companies generally suffering the largest losses.

Eight of the Fund’s ten largest holdings as of March 31, 2008, declined for the reporting period. U.S. diversified financial services firm Citigroup Inc. reported significant losses from its exposure to subprime mortgages and mortgage-related securities. Insurance broker American International Group Inc. and commercial bank Bank of America Corp. also declined, due, in part, to subprime concerns. The only two stocks among the ten largest holdings to advance during the reporting period were European banks – Banco Santander SA of Spain and BNP Paribas of France. Although both banks saw profits rise in 2007 despite some exposure to the subprime mortgage problems, the gains on these stocks were driven primarily by the weakness in the U.S. dollar; the dollar fell by 18% versus the euro during the reporting period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

Performance as of March 31, 2008

Average Annual Total Returns

Year Ended 3/31/08			Five Years Ended 3/31/08			Inception to 3/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(6.91)%	(7.27)%	(6.54)%	6.76%	6.68%	7.42%	1.82%	1.77%	2.37%

Cumulative Total Returns

Year Ended 3/31/08			Five Years Ended 3/31/08			Inception to 3/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(6.91)%	(7.27)%	(6.54)%	38.69%	38.15%	43.00%	12.18%	11.87%	16.13%

Total returns for the period since inception are calculated from the inception date of the Fund (11/13/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/21/01), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

16	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/08
Industry	Percentage of Net Assets
Pharmaceuticals	63.62%

Health Care - Products	21.49

Health Care - Services	5.86

Biotechnology	5.35

Electronics	1.77

Commercial Services	0.71

Insurance	0.53

Software	0.19

Manufacturing	0.05

Short-Term and Other Net Assets	0.43

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/08
Security	Percentage of Net Assets
Johnson & Johnson	8.72%

Pfizer Inc.	6.72

Novartis AG Registered (Switzerland)	6.63

Roche Holding AG Genusschein (Switzerland)	6.27

GlaxoSmithKline PLC (United Kingdom)	5.50

Abbott Laboratories	4.02

Merck & Co. Inc.	3.90

Sanofi-Aventis (France)	3.70

Wyeth	2.63

AstraZeneca PLC (United Kingdom)	2.57

TOTAL	50.66%

The iShares S&P Global Healthcare Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Healthcare Sector Index (the “Index”). The Index is a subset of the S&P Global 1200 Index, and measures the performance of companies that S&P deems to be a part of the healthcare sector of the economy and that it believes are important to global markets. Component companies include health care providers, biotechnology companies and manufacturers of medical supplies, advanced medical devices and pharmaceuticals. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2008 (the “reporting period”), the Fund declined 6.91%, while the Index declined 6.54%.

The global equity markets, as measured by the S&P Global 1200 Index, posted virtually flat returns for the reporting period, though this performance masked a substantial increase in the volatility of returns experienced during the period. Stock markets worldwide rallied early in the period as economic and corporate earnings growth remained robust. Problems within the U.S. subprime lending industry caused a pullback in mid-2007, but global stock markets recovered due to rising commodity prices and infrastructure development in many emerging markets. However, as 2008 began, a deepening “credit crunch” brought on by problems associated with the subprime industry threatened to slow economic activity and profit growth worldwide. As a result, global stock markets peaked in late 2007 and then declined sharply through the end of the reporting period, erasing nearly all of their gains from earlier in the period.

On a regional basis, European stocks advanced modestly, benefiting from healthy economic growth early in the reporting period and the euro’s continued strength versus the U.S. dollar. The U.S. equity market declined as problems within the subprime industry and an associated “credit crunch” led to a marked slowdown in the U.S. economy. At the same time, surging prices for oil, food, and other commodities led to higher inflation in the U.S. Among markets along the Pacific Rim, Australia and South Korea edged higher thanks to strong exports to regional neighbors China and India. In contrast, the Japanese market posted a substantial decline amid weak consumer spending, a difficult political environment, persistent deflation, and high public debt levels.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

Healthcare stocks worldwide, as represented by the Index, declined for the reporting period, underperforming the broad global equity indexes. Much of the decline in the healthcare sector was driven by pharmaceutical companies and healthcare providers. Drug makers struggled with increased price pressures and greater generic competition, while healthcare providers fell amid rising medical costs and weaker subscriber growth in a slowing economic environment. On the positive side, biotechnology firms and medical equipment makers, which benefited from favorable demographic and aging trends, advanced for the reporting period.

Pharmaceutical companies dominated the Fund’s ten largest holdings as of March 31, 2008. Seven of the ten largest holdings declined for the reporting period, led by U.K. drug makers AstraZeneca PLC and GlaxoSmithKline PLC. Both companies initiated restructuring efforts during the period to lower costs and improve profitability in a challenging competitive environment. Two American pharmaceutical companies, Pfizer Inc. and Wyeth, also suffered double-digit declines during the reporting period. Among the three positive performers within the top ten holdings, Johnson & Johnson posted the largest gain, benefiting from strong results in its consumer products and medical equipment units. The other two advancers were Swiss pharmaceutical company Roche Holding AG and U.S. drug maker Abbott Laboratories.

18	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

Performance as of March 31, 2008

Average Annual Total Returns						Cumulative Total Returns

Year Ended 3/31/08			Inception to 3/31/08			Inception to 3/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
2.99%	2.68%	3.98%	12.48%	12.45%	13.70%	20.00%	19.95%	22.07%

Total returns for the period since inception are calculated from the inception date of the Fund (9/12/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or ”NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/21/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	19

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/08
Industry	Percentage of Net Assets
Manufacturing	27.01%

Transportation	15.67

Aerospace & Defense	13.00

Engineering & Construction	6.97

Machinery	6.53

Distribution & Wholesale	5.15

Commercial Services	4.47

Electrical Components & Equipment	3.33

Electronics	2.74

Building Materials	2.33

Hand & Machine Tools	2.23

Airlines	1.90

Metal Fabricate & Hardware	1.59

Holding Companies - Diversified	1.34

Machinery - Diversified	1.05

Auto Manufacturers	0.95

Machinery - Construction & Mining	0.84

Environmental Control	0.82

Investment Companies	0.43

Food	0.37

Office & Business Equipment	0.20

Household Products & Wares	0.18

Energy - Alternate Sources	0.14

Textiles	0.13

Auto Parts & Equipment	0.10

Housewares	0.04

Short-Term and Other Net Assets	0.49

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/08
Security	Percentage of Net Assets
General Electric Co.	13.34%

Siemens AG (Germany)	3.55

United Parcel Service Inc. Class B	2.72

United Technologies Corp.	2.39

ABB Ltd. Registered (Switzerland)	2.24

Boeing Co. (The)	2.06

3M Co.	2.00

Caterpillar Inc.	1.82

Mitsubishi Corp. (Japan)	1.53

Koninklijke Philips Electronics NV (Netherlands)	1.50

TOTAL	33.15%

The iShares S&P Global Industrials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Industrials Sector Index (the “Index”). The Index is a subset of the S&P Global 1200 Index, and measures the performance of companies that S&P deems to be part of the industrials sector of the economy and that it believes are important to global markets. Component companies include manufacturers and distributors of capital goods, providers of commercial services and supplies, and transportation service providers. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2008 (the “reporting period”), the Fund returned 2.99%, while the Index returned 3.98%.

20	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

The global equity markets, as measured by the S&P Global 1200 Index, posted virtually flat returns for the reporting period, though this performance masked a substantial increase in the volatility of returns experienced during the period. Stock markets worldwide rallied early in the period as economic and corporate earnings growth remained robust. Problems within the U.S. subprime lending industry caused a pullback in mid-2007, but global stock markets recovered due to rising commodity prices and infrastructure development in many emerging markets. However, as 2008 began, a deepening “credit crunch” brought on by problems associated with the subprime industry threatened to slow economic activity and profit growth worldwide. As a result, global stock markets peaked in late 2007 and then declined sharply through the end of the reporting period, erasing nearly all of their gains from earlier in the period.

On a regional basis, European stocks advanced modestly, benefiting from healthy economic growth early in the reporting period and the euro’s continued strength versus the U.S. dollar. The U.S. equity market declined as problems within the subprime industry and an associated “credit crunch” led to a marked slowdown in the U.S. economy. At the same time, surging prices for oil, food, and other commodities led to higher inflation in the U.S. Among markets along the Pacific Rim, Australia and South Korea edged higher thanks to strong exports to regional neighbors China and India. In contrast, the Japanese market posted a substantial decline amid weak consumer spending, a difficult political environment, persistent deflation, and high public debt levels.

Industrial stocks worldwide, as represented by the Index, advanced modestly for the reporting period, outperforming the broad global equity indexes. Industrial companies, which tend to be economically sensitive, generally tracked the global markets’ reactions to the economic slowdown that began in the U.S. and spread to many other parts of the world. However, efforts of many emerging markets to build infrastructure helped blunt the effects of the economic weakness in the U.S., enabling industrial stocks to post modest gains. Railroad companies and machinery manufacturers were the best performers for the reporting period, while airline companies posted the weakest returns amid higher fuel costs and increased competition.

Nine of the Fund’s ten largest holdings as of March 31, 2008, gained ground for the reporting period. The best performer was Swiss electrical equipment manufacturer ABB Ltd., which generated strong profits as its power infrastructure unit enjoyed robust demand from developing economies around the world. Japanese conglomerate Mitsubishi Corp. and American machinery manufacturer Caterpillar Inc. also produced double-digit gains amid growing global demand. The only stock among the ten largest holdings to decline for the reporting period was aircraft manufacturer Boeing Co.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	21

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

Performance as of March 31, 2008

Cumulative Total Returns

Inception to 3/31/08

NAV	MARKET	INDEX
(10.10)%	(9.99)%	(10.13)%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 12/10/07.

The Fund’s per share net asset value or ”NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/12/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

As of the fiscal year ended 3/31/08, the Fund did not have six months of performance and therefore line graphs are not presented.

PORTFOLIO ALLOCATION As of 3/31/08
Industry	Percentage of Net Assets
Electric	33.48%

Commercial Services	22.11

Pipelines	18.71

Engineering & Construction	6.32

Water	5.03

Investment Companies	4.83

Transportation	3.64

Holding Companies - Diversified	2.49

Gas	1.09

Storage & Warehousing	0.86

Aerospace & Defense	0.64

Oil & Gas	0.31

Chemicals	0.23

Short-Term and Other Net Assets	0.26

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/08
Security	Percentage of Net Assets
E.ON AG (Germany)	4.67%

Abertis Infraestructuras SA (Spain)	4.61

TransCanada Corp. (Canada)	4.38

Williams Companies Inc. (The)	4.21

Atlantia SpA (Italy)	3.86

Suez SA (France)	3.83

Iberdrola SA (Spain)	3.48

Enbridge Inc. (Canada)	3.41

Spectra Energy Corp.	3.16

Transurban Group (Australia)	3.07

TOTAL	38.68%

The iShares S&P Global Infrastructure Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Infrastructure Index (the “Index”). The Index is designed to track performance of the stocks of large infrastructure companies around the world. The Index includes companies involved in utilities, energy and transportation infrastructure, such as the management or ownership of oil and gas storage and transportation; airport services; highway and rail tracks; marine ports and services; and electric, gas and water utilities. The Fund invests in a representative sample of securities

22	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from December 10, 2007 (inception date of the Fund) through March 31, 2008 (the “reporting period”), the Fund declined 10.10%, while the Index declined 10.13%.

In an increasingly volatile market environment, the global equity markets fell sharply during the reporting period. Stock markets worldwide declined as a deepening “credit crunch” brought on by problems associated with the U.S. subprime lending industry threatened to slow economic activity and profit growth around the globe. Many of the world’s central banks injected liquidity into the financial system to relieve some of the pressure on the global credit markets, and the Federal Reserve cut interest rates aggressively to stave off slowing economic conditions in the U.S. economy. Nonetheless, stock markets in most regions of the world suffered double-digit declines for the reporting period.

European stocks held up the best due to resilient economic growth and the euro’s continued strength versus the U.S. dollar. A slowing U.S. economy, combined with higher inflation as oil and commodity prices surged, weighed on the U.S. equity market. Asian and Pacific Rim markets posted the largest declines during the reporting period. Despite the strength of neighboring markets such as China, many Asian economies were hurt by weaker exports to the U.S. and, to a lesser extent, Europe.

Infrastructure stocks worldwide, as represented by the Index, declined for the reporting period, performing in line with the broad global equity indexes. Infrastructure stocks – which include companies engaged in the utilities, energy distribution, and transportation industries – had surged in recent years as infrastructure development in many emerging markets led to outsized profits for these businesses. However, during the reporting period, slowing economic growth on a global scale reduced demand for infrastructure-based services. Utilities stocks were among the bigger decliners despite persistently high power prices, most notably a 41% increase in the price of natural gas during the reporting period. Transportation stocks generally lost ground as well, with the exception of selected port and airport operators.

Nine of the Fund’s ten largest holdings as of March 31, 2008, posted negative returns for the reporting period. The weaker performers included Atlantia SpA, Italy’s largest toll road builder and operator, and German utility E.ON AG, both of which produced double-digit declines. Other noteworthy decliners included U.S. oil & gas pipeline companies Williams Companies Inc. and Spectra Energy Corp. The only stock among the ten largest holdings to advance for the reporting period was Canadian pipeline company Enbridge Inc., which benefited from its exposure to the booming oil sands development in Canada.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	23

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

Performance as of March 31, 2008

Average Annual Total Returns						Cumulative Total Returns

Year Ended 3/31/08			Inception to 3/31/08			Inception to 3/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
22.49%	21.57%	23.22%	33.85%	33.73%	34.92%	57.16%	56.95%	59.25%

Total returns for the period since inception are calculated from the inception date of the Fund (9/12/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or ”NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/21/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

24	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/08
Industry	Percentage of Net Assets
Mining	40.20%

Chemicals	27.99

Iron & Steel	15.72

Building Materials	4.74

Forest Products & Paper	3.34

Agriculture	2.97

Packaging & Containers	1.47

Engineering & Construction	0.93

Textiles	0.82

Manufacturing	0.44

Oil & Gas	0.43

Coal	0.33

Biotechnology	0.19

Short-Term and Other Net Assets	0.43

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/08
Security	Percentage of Net Assets
BHP Billiton Ltd. (Australia)	5.37%

Rio Tinto PLC (United Kingdom)	4.51

Anglo American PLC (United Kingdom)	3.88

BASF SE (Germany)	3.37

BHP Billiton PLC (United Kingdom)	3.24

ArcelorMittal (Netherlands)	3.20

Bayer AG (Germany)	3.03

Monsanto Co.	2.97

Companhia Vale do Rio Doce Preferred SP ADR (Brazil)	2.71

Potash Corp. of Saskatchewan Inc. (Canada)	2.43

TOTAL	34.71%

The iShares S&P Global Materials Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Materials Sector Index (the “Index”). The Index is a subset of the S&P Global 1200 Index, and measures the performance of companies that S&P deems to be part of the materials sector of the economy and that it believes are important to global markets. Component companies include those companies engaged in a wide variety of commodity-related manufacturing. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2008 (the “reporting period”), the Fund returned 22.49%, while the Index returned 23.22%.

The global equity markets, as measured by the S&P Global 1200 Index, posted virtually flat returns for the reporting period, though this performance masked a substantial increase in the volatility of returns experienced during the period. Stock markets worldwide rallied early in the period as economic and corporate earnings growth remained robust. Problems within the U.S. subprime lending industry caused a pullback in mid-2007, but global stock markets recovered due to rising commodity prices and infrastructure development in many emerging markets. However, as 2008 began, a deepening “credit crunch” brought on by problems associated with the subprime industry threatened to slow economic activity and profit growth worldwide. As a result, global stock markets peaked in late 2007 and then declined sharply through the end of the reporting period, erasing nearly all of their gains from earlier in the period.

On a regional basis, European stocks advanced modestly, benefiting from healthy economic growth early in the reporting period and the euro’s continued strength versus the U.S. dollar. The U.S. equity market declined as problems within the subprime industry and an associated “credit crunch” led to a marked slowdown in the U.S. economy. At the same time, surging prices for oil, food, and other commodities led to higher inflation in the U.S. Among markets along the Pacific Rim, Australia and South Korea edged higher thanks to strong exports to regional neighbors China and India. In contrast, the Japanese market posted a substantial decline amid weak consumer spending, a difficult political environment, persistent deflation, and high public debt levels.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	25

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

Materials stocks, as represented by the Index, were the best-performing sector in the global equity markets for the reporting period. The main factor behind the strong performance of materials stocks was a sharp increase in commodity prices powered by enormous demand for raw materials in rapidly growing economies such as China and India. Mining and metals companies were among the better performers as demand for steel, copper, iron ore, and other metals boosted the prices of many of these materials to record highs. Chemicals companies also fared well, led by agricultural chemicals producers, which benefited from increased planting of corn for ethanol production. The main area of weakness was construction materials, which were hurt by the significant slowdown in the U.S. housing market.

Each of the Fund’s ten largest holdings as of March 31, 2008, produced double-digit gains for the reporting period, with two holdings delivering triple-digit gains – Canadian fertilizer maker Potash Corp. of Saskatchewan Inc. and U.S. agricultural products maker Monsanto Co. Both companies reported very strong earnings amid an agricultural boom driven primarily by ethanol demand and rising food prices. Two mining companies, Rio Tinto PLC of the U.K. and Companhia Vale do Rio Doce of Brazil, were also among the best performers. The only top-ten holding to return less than 20% for the reporting period was U.K.-based mining company Anglo American PLC.

26	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

Performance as of March 31, 2008

Average Annual Total Returns

Year Ended 3/31/08			Five Years Ended 3/31/08			Inception to 3/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(0.81)%	(0.97)%	0.06%	11.45%	11.30%	12.30%	1.24%	1.22%	2.10%

Cumulative Total Returns

Year Ended 3/31/08			Five Years Ended 3/31/08			Inception to 3/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(0.81)%	(0.97)%	0.06%	71.99%	70.80%	78.61%	8.20%	8.06%	14.17%

Total returns for the period since inception are calculated from the inception date of the Fund (11/12/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or ”NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/01), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	27

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/08
Industry	Percentage of Net Assets
Computers	23.66%

Semiconductors	19.73

Software	18.32

Telecommunications	17.65

Internet	7.98

Electronics	3.84

Office & Business Equipment	3.23

Toys, Games & Hobbies	2.18

Electrical Components & Equipment	1.60

Manufacturing	0.94

Commercial Services	0.64

Short-Term and Other Net Assets	0.23

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/08
Security	Percentage of Net Assets
Microsoft Corp.	8.66%

International Business Machines Corp.	5.98

Cisco Systems Inc.	5.53

Apple Inc.	4.78

Intel Corp.	4.72

Nokia OYJ (Finland)	4.71

Hewlett-Packard Co.	4.46

Google Inc. Class A	3.87

Samsung Electronics Co. Ltd. GDR (South Korea)	3.02

Oracle Corp.	2.93

TOTAL	48.66%

The iShares S&P Global Technology Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Information Technology Sector Index (the “Index”). The Index is a subset of the S&P Global 1200 Index, and measures the performance of companies that S&P deems to be part of the information technology sector of the economy and that it believes are important to global markets. Component companies include those involved in the development and production of technology products, including computer hardware and software, telecommunications equipment, microcomputer components, integrated computer circuits and office equipment utilizing technology. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2008 (the “reporting period”), the Fund declined 0.81%, while the Index returned 0.06%.

The global equity markets, as measured by the S&P Global 1200 Index, posted virtually flat returns for the reporting period, though this performance masked a substantial increase in the volatility of returns experienced during the period. Stock markets worldwide rallied early in the period as economic and corporate earnings growth remained robust. Problems within the U.S. subprime lending industry caused a pullback in mid-2007, but global stock markets recovered due to rising commodity prices and infrastructure development in many emerging markets. However, as 2008 began, a deepening “credit crunch” brought on by problems associated with the subprime industry threatened to slow economic activity and profit growth worldwide. As a result, global stock markets peaked in late 2007 and then declined sharply through the end of the reporting period, erasing nearly all of their gains from earlier in the period.

On a regional basis, European stocks advanced modestly, benefiting from healthy economic growth early in the reporting period and the euro’s continued strength versus the U.S. dollar. The U.S. equity market declined as problems within the subprime industry and an associated “credit crunch” led to a marked slowdown in the U.S. economy. At the same time, surging prices for oil, food, and other commodities led to higher inflation in the U.S. Among markets along the Pacific Rim, Australia and South Korea edged higher thanks to strong exports to regional neighbors China and India. In contrast, the Japanese market posted a substantial decline amid weak consumer spending, a difficult political environment, persistent deflation, and high public debt levels.

28	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

Global information technology stocks, as represented by the Index, performed in line with the broad global equity markets, posting flat returns for the reporting period. Technology stocks advanced early in the period, boosted by demand for consumer electronics and new software products. However, the tech sector reversed course later in the period as the slowing global economy led to concerns about a reduction in spending on technology, both from businesses and consumers. Information technology services providers were among the top performers, benefiting from increased outsourcing as companies looked to cut costs and boost productivity. Software and computer hardware makers also generated positive results for the reporting period. On the downside, semiconductor manufacturers and communications equipment makers declined amid a challenging competitive environment and weaker economic conditions.

Eight of the Fund’s ten largest holdings as of March 31, 2008, advanced for the reporting period, led by U.S. consumer electronics maker Apple Inc. Apple’s new iPhone® and the continued popularity of its iPod® music player helped provide a significant boost to profits. Finnish cell phone maker Nokia OYJ gained additional market share in the handset market during the reporting period, most notably in emerging markets. Information technology services provider International Business Machines Corp. rallied thanks to strength in its international business. The only two stocks among the ten largest holdings to decline during the reporting period were the Class A shares of online search and advertising company Google Inc. and networking products maker Cisco Systems Inc.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	29

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

Performance as of March 31, 2008

Average Annual Total Returns

Year Ended 3/31/08			Five Years Ended 3/31/08			Inception to 3/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
4.60%	4.10%	5.16%	17.20%	16.94%	17.83%	6.36%	6.33%	6.94%

Cumulative Total Returns

Year Ended 3/31/08			Five Years Ended 3/31/08			Inception to 3/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
4.60%	4.10%	5.16%	121.09%	118.72%	127.13%	48.25%	47.97%	53.54%

Total returns for the period since inception are calculated from the inception date of the Fund (11/12/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or ”NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/01), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

30	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/08
Industry	Percentage of Net Assets
Telecommunications	95.93%

Media	1.46

Engineering & Construction	1.32

Internet	0.97

Short-Term and Other Net Assets	0.32

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/08
Security	Percentage of Net Assets
AT&T Inc.	16.91%

Vodafone Group PLC (United Kingdom)	11.51

Telefonica SA (Spain)	10.10

Verizon Communications Inc.	7.73

China Mobile Ltd. (China)	5.10

America Movil SAB de CV Series L ADR (Mexico)	3.75

France Telecom SA (France)	3.71

Deutsche Telekom AG (Germany)	3.64

Nippon Telegraph and Telephone Corp. (Japan)	2.58

BT Group PLC (United Kingdom)	2.57

TOTAL	67.60%

The iShares S&P Global Telecommunications Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Telecommunications Sector Index (the “Index”). The Index is a subset of the S&P Global 1200 Index, and measures the performance of companies that S&P deems to be part of the telecommunications sector of the economy and that it believes are important to global markets. Component companies include diversified communication carriers and wireless communications companies. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2008 (the “reporting period”), the Fund returned 4.60%, while the Index returned 5.16%.

The global equity markets, as measured by the S&P Global 1200 Index, posted virtually flat returns for the reporting period, though this performance masked a substantial increase in the volatility of returns experienced during the period. Stock markets worldwide rallied early in the period as economic and corporate earnings growth remained robust. Problems within the U.S. subprime lending industry caused a pullback in mid-2007, but global stock markets recovered due to rising commodity prices and infrastructure development in many emerging markets. However, as 2008 began, a deepening “credit crunch” brought on by problems associated with the subprime industry threatened to slow economic activity and profit growth worldwide. As a result, global stock markets peaked in late 2007 and then declined sharply through the end of the reporting period, erasing nearly all of their gains from earlier in the period.

On a regional basis, European stocks advanced modestly, benefiting from healthy economic growth early in the reporting period and the euro’s continued strength versus the U.S. dollar. The U.S. equity market declined as problems within the subprime industry and an associated “credit crunch” led to a marked slowdown in the U.S. economy. At the same time, surging prices for oil, food, and other commodities led to higher inflation in the U.S. Among markets along the Pacific Rim, Australia and South Korea edged higher thanks to strong exports to regional neighbors China and India. In contrast, the Japanese market posted a substantial decline amid weak consumer spending, a difficult political environment, persistent deflation, and high public debt levels.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	31

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

Telecommunications stocks worldwide, as represented by the Index, advanced for the reporting period, outperforming the broad global equity markets. The bulk of the outperformance was driven by strong returns for wireless services providers, particularly in rapidly growing emerging markets where cellular phone penetration is limited. The landline telephone units of diversified telecommunication services providers continued to deteriorate as more and more customers shifted to cellular or Internet-based phones. However, solid growth in the companies’ broadband offerings – television and Internet services – helped offset the weakness in the landline business.

Eight of the Fund’s ten largest holdings as of March 31, 2008, gained ground for the reporting period. The top performers were wireless providers in emerging markets – China Mobile Ltd., which serves the most populous nation in the world, and America Movil SAB de CV in Mexico, which has a considerable presence throughout Latin America. European telecommunication providers France Telecom SA and Telefonica SA (Spain) also benefited from strength in their wireless businesses. The only two holdings within the top ten to decline for the reporting period were Japanese telecommunications company Nippon Telegraph and Telephone Corp. and British telecommunications provider BT Group PLC.

32	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

Performance as of March 31, 2008

Average Annual Total Returns						Cumulative Total Returns

Year Ended 3/31/08			Inception to 3/31/08			Inception to 3/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
6.26%	5.87%	6.62%	17.73%	17.85%	18.61%	28.81%	29.00%	30.35%

Total returns for the period since inception are calculated from the inception date of the Fund (9/12/06). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or ”NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/21/06), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	33

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/08
Industry	Percentage of Net Assets
Electric	80.37%

Water	10.71

Gas	7.80

Pipelines	0.82

Short-Term and Other Net Assets	0.30

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/08
Security	Percentage of Net Assets
E.ON AG (Germany)	10.31%

Suez SA (France)	7.10

Iberdrola SA (Spain)	6.42

RWE AG (Germany)	4.72

Exelon Corp.	4.47

Enel SpA (Italy)	3.69

National Grid PLC (United Kingdom)	2.89

Tokyo Electric Power Co. Inc. (The) (Japan)	2.53

Southern Co. (The)	2.24

FPL Group Inc.	2.11

TOTAL	46.48%

The iShares S&P Global Utilities Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Global Utilities Sector Index (the “Index”). The Index is a subset of the S&P Global 1200 Index, and measures the performance of companies that S&P deems to be part of the utilities sector of the economy and that it believes are important to global markets. Component companies include providers of electric, gas or water utilities, or companies that operate as independent producers and/or distributors of power. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2008 (the “reporting period”), the Fund returned 6.26%, while the Index returned 6.62%.

The global equity markets, as measured by the S&P Global 1200 Index, posted virtually flat returns for the reporting period, though this performance masked a substantial increase in the volatility of returns experienced during the period. Stock markets worldwide rallied early in the period as economic and corporate earnings growth remained robust. Problems within the U.S. subprime lending industry caused a pullback in mid-2007, but global stock markets recovered due to rising commodity prices and infrastructure development in many emerging markets. However, as 2008 began, a deepening “credit crunch” brought on by problems associated with the subprime industry threatened to slow economic activity and profit growth worldwide. As a result, global stock markets peaked in late 2007 and then declined sharply through the end of the reporting period, erasing nearly all of their gains from earlier in the period.

On a regional basis, European stocks advanced modestly, benefiting from healthy economic growth early in the reporting period and the euro’s continued strength versus the U.S. dollar. The U.S. equity market declined as problems within the subprime industry and an associated “credit crunch” led to a marked slowdown in the U.S. economy. At the same time, surging prices for oil, food, and other commodities led to higher inflation in the U.S. Among markets along the Pacific Rim, Australia and South Korea edged higher thanks to strong exports to regional neighbors China and India. In contrast, the Japanese market posted a substantial decline amid weak consumer spending, a difficult political environment, persistent deflation, and high public debt levels.

Utilities stocks worldwide, as represented by the Index, advanced for the reporting period, outperforming the broad global equity indexes. Continued strong demand for power in rapidly growing emerging economies such as China and India provided a boost to global utilities stocks. In addition, power demand remained solid in developed countries despite the slowing economic environment. Barriers for the

34	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

utilities sector included a difficult credit environment and the possibility of stricter emissions standards going forward. Gas utilities posted the best returns, benefiting from a 38% rise in the price of natural gas during the reporting period, with the bulk of the increase occurring in early 2008 amid colder-than-expected winter weather.

Eight of the Fund’s ten largest holdings as of March 31, 2008, advanced for the reporting period. The top performers were European utilities E.ON AG of Germany and Iberdrola SA of Spain. E.ON AG benefited from strong demand for power in central Europe, while Iberdrola SA rallied amid strong operating results and takeover speculation. French utility Suez SA and German utility RWE AG also generated solid returns. The only two stocks among the ten largest holdings to decline for the reporting period were U.K. utility National Grid PLC and Japanese utility Tokyo Electric Power Co. Inc.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	35

Management’s Discussion of Fund Performance

iSHARES® S&P ASIA 50 INDEX FUND

Performance as of March 31, 2008

Cumulative Total Returns

Inception to 3/31/08

NAV	MARKET	INDEX
(10.82)%	(10.05)%	(10.50)%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 11/13/07.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

As of the fiscal year ended 3/31/08, the Fund did not have six months of performance and therefore line graphs are not presented.

PORTFOLIO ALLOCATION As of 3/31/08
Sector*	Percentage of Net Assets
Financial	29.67%

Technology	18.39

Communications	12.31

Industrial	10.37

Basic Materials	9.65

Energy	5.67

Consumer Cyclical	5.39

Diversified	4.12

Utilities	2.72

Consumer Non-Cyclical	1.23

Short-Term and Other Net Assets	0.48

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/08
Security	Percentage of Net Assets
Samsung Electronics Co. Ltd. (South Korea)	8.77%

China Mobile Ltd. (China)	8.12

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	5.98

POSCO (South Korea)	3.68

Industrial and Commercial Bank of China Class H (China)	3.48

Hon Hai Precision Industry Co. Ltd. (Taiwan)	3.46

China Life Insurance Co. Ltd. Class H (China)	2.79

China Construction Bank Class H (China)	2.72

PetroChina Co. Ltd. Class H (China)	2.55

Sun Hung Kai Properties Ltd. (Hong Kong)	2.54

TOTAL	44.09%

The iShares S&P Asia 50 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Asia 50 Index (the “Index”). The Index is a free float-adjusted market capitalization index that is designed to measure the performance of the 50 leading companies from four Asian markets: Hong Kong, South Korea, Singapore and Taiwan. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from November 13, 2007 (inception date of the Fund) through March 31, 2008 (the “reporting period”), the Fund declined 10.82%, while the Index declined 10.50%.

36	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P ASIA 50 INDEX FUND

In an increasingly volatile market environment, the global equity markets fell sharply during the reporting period. Stock markets worldwide declined as a deepening “credit crunch” brought on by problems associated with the U.S. subprime lending industry threatened to slow economic activity and profit growth around the globe. Many of the world’s central banks injected liquidity into the financial system to relieve some of the pressure on the global credit markets, and the U.S. Federal Reserve cut the federal funds target rate aggressively to stave off slowing economic conditions in the U.S. economy. Nonetheless, stock markets in most regions of the world suffered double-digit declines for the reporting period.

The Asian markets represented in the Index declined in line with broad global equity indexes. Many Asian economies were hurt by weaker exports to the U.S. and, to a lesser extent, Europe in a slowing economic environment. China, which had been the best-performing stock market in Asia over the past several years due to a robust economic expansion and a substantial infrastructure build-out, fell the most during the reporting period. Taiwan was the only Asian market to advance for the period, rallying amid expectations that the country’s new ruling party will establish closer economic ties to mainland China.

Eight of the Fund’s ten largest holdings as of March 31, 2008, posted negative returns for the reporting period. The weakest performers were all Chinese companies, including insurance firm China Life Insurance Co. Ltd., energy producer PetroChina Co. Ltd., and commercial bank China Construction Bank. Other noteworthy decliners included South Korean steelmaker POSCO and Hong Kong-based real estate developer Sun Hung Kai Properties Ltd. The only two stocks among the ten largest holdings to advance for the reporting period were South Korean electronics maker Samsung Electronics Co. Ltd., which benefited from strong demand for LCD television screens, and Taiwan Semiconductor Manufacturing Co. Ltd., which reported strong earnings thanks to better-than-expected demand and improving cost management.

*	Sector classifications used to describe the portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	37

Management’s Discussion of Fund Performance

iSHARES® S&P EUROPE 350 INDEX FUND

Performance as of March 31, 2008

Average Annual Total Returns

Year Ended 3/31/08			Five Years Ended 3/31/08			Inception to 3/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(0.08)%	(0.36)%	0.00%	22.17%	22.14%	23.21%	5.70%	5.70%	6.48%

Cumulative Total Returns

Year Ended 3/31/08			Five Years Ended 3/31/08			Inception to 3/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(0.08)%	(0.36)%	0.00%	172.16%	171.85%	183.92%	53.16%	53.08%	62.06%

Total returns for the period since inception are calculated from the inception date of the Fund (7/25/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/28/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

38	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/08
Sector*	Percentage of Net Assets
Financial	27.42%

Consumer Non-Cyclical	18.63

Communications	10.55

Energy	10.14

Industrial	9.10

Basic Materials	8.34

Utilities	7.55

Consumer Cyclical	6.26

Technology	0.97

Diversified	0.47

Short-Term and Other Net Assets	0.57

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/08
Security	Percentage of Net Assets
Nestle SA Registered (Switzerland)	2.32%

HSBC Holdings PLC (United Kingdom)	2.31

BP PLC (United Kingdom)	2.26

Total SA (France)	2.09

Vodafone Group PLC (United Kingdom)	1.86

Telefonica SA (Spain)	1.68

Novartis AG Registered (Switzerland)	1.63

Roche Holding AG Genusschein (Switzerland)	1.56

E.ON AG (Germany)	1.51

Nokia OYJ (Finland)	1.47

TOTAL	18.69%

The iShares S&P Europe 350 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Europe 350 Index (the “Index”). The Index measures the performance of the stocks of leading companies in the following countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2008 (the “reporting period”), the Fund declined 0.08%, while the Index returned 0.00%.

European stocks, as represented by the Index, were largely unchanged for the reporting period, though the flat return masked a substantial increase in volatility and wide performance differential across individual countries. European shares rallied early in the period as economic and corporate earnings growth remained robust across the continent, leading both the European Central Bank (“ECB”) and the Bank of England (“BOE”) to raise short-term interest rates. Problems associated with the U.S. subprime lending industry caused a pullback in mid-2007, but European markets recovered as domestic demand remained resilient, as did exports to emerging markets.

However, as 2008 began, a deepening global “credit crunch” brought on by the subprime concerns in the U.S. took its toll on economic activity and profit growth worldwide. In response, the ECB injected liquidity into the financial system and shifted to a stable interest rate policy, remaining mindful of inflationary pressures driven by rising commodity prices. Nonetheless, European equity markets peaked in late 2007 and then declined sharply through the end of the reporting period, erasing all of their gains from earlier in the period.

The severity of the decline in European stocks was mitigated by currency fluctuations. The U.S. dollar declined by approximately 18% versus the euro during the reporting period, enhancing returns for U.S investors. In local currency terms, the Index generated negative performance.

The top-performing European markets included Finland and Denmark, which together comprised approximately 3% of the Index as of March 31, 2008. Among the larger European markets, Germany and Spain generated the best returns. Markets in Ireland, Austria, and Belgium suffered the largest declines. The United Kingdom, the largest country weighting in the Index (comprised more than 30% of the Index as of reporting period-end), also declined notably during the reporting period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	39

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

Sector performance within the Index was mixed for the reporting period. Materials and utilities stocks generated the best returns, boosted by surging commodity prices and healthy demand for power and raw materials. Consumer staples stocks, which tend to hold up well in a slowing economic environment, also enjoyed solid gains for the reporting period. The worst-performing sector in the Index was financials, which fell sharply as mortgage-related losses and the associated “credit crunch” hurt many financial companies.

Seven of the Fund’s ten largest holdings as of March 31, 2008, posted positive results for the reporting period. The best performers were Finnish cell phone maker Nokia OYJ and German electric utility E.ON AG. Nokia OYJ continued to gain global market share, particularly in emerging markets, while E.ON AG benefited from strong demand for power. Other top performers included Spanish telecommunication services provider Telefonica SA and Swiss food products company Nestle SA. Among the three decliners, the most notable was Swiss pharmaceutical company Novartis AG, which went through a restructuring to lower costs in the face of stiff price pressures and increased generic competition. The other two decliners were two British companies – energy producer BP PLC and financial services company HSBC Holdings PLC.

*	Sector classifications used to describe the portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

40	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

Performance as of March 31, 2008

Average Annual Total Returns

Year Ended 3/31/08			Five Years Ended 3/31/08			Inception to 3/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
43.74%	43.57%	44.67%	50.18%	49.61%	51.25%	34.55%	34.49%	35.14%

Cumulative Total Returns

Year Ended 3/31/08			Five Years Ended 3/31/08			Inception to 3/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
43.74%	43.57%	44.67%	663.96%	649.58%	691.54%	574.73%	572.67%	595.31%

Total returns for the period since inception are calculated from the inception date of the Fund (10/25/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

The Fund’s per share net asset value or ”NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/26/01), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	41

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/08
Sector*	Percentage of Net Assets
Basic Materials	30.69%

Communications	18.06

Energy	13.61

Financial	13.29

Industrial	7.28

Consumer Non-Cyclical	6.65

Utilities	5.60

Consumer Cyclical	3.04

Diversified	1.42

Short-Term and Other Net Assets	0.36

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/08
Security	Percentage of Net Assets
Companhia Vale do Rio Doce Preferred SP ADR (Brazil)	11.36%

America Movil SAB de CV Series L (Mexico)	10.34

Petroleo Brasileiro SA ADR (Brazil)	10.29

Companhia Vale do Rio Doce ADR (Brazil)	10.06

Banco Bradesco SA Preferred SP ADR (Brazil)	4.13

Banco Itau Holding Financiera SA Preferred ADR (Brazil)	4.11

Companhia Siderurgica Nacional SA SP ADR (Brazil)	4.01

Cemex SA de CV Series CPO (Mexico)	3.89

Companhia de Bebidas das Americas Preferred ADR (Brazil)	3.43

Petroleo Brasileiro SA Preferred SP ADR (Brazil)	3.32

TOTAL	64.94%

The iShares S&P Latin America 40 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Latin America 40 Index (the “Index”). The Index is comprised of selected equities trading on the exchanges of four Latin American countries. The Index includes highly liquid securities from major economic sectors of the Mexican and South American equity markets. Companies from Mexico, Brazil, Argentina and Chile are represented in the Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2008 (the “reporting period”), the Fund returned 43.74%, while the Index returned 44.67%.

Latin American stocks, as represented by the Index, continued to deliver robust returns for the reporting period. The region’s economy grew by 5.4% in 2007, the second straight year that growth exceeded 5%. A main driver behind the robust growth in Latin American economies continued to be surging global demand – and rising prices – for commodities, primarily minerals and agricultural products. Although markets grew more volatile during the reporting period, the region’s economy and stock markets performed well despite problems within the U.S. subprime lending industry and a deepening “credit crunch” that threatened to slow economic activity and profit growth worldwide.

The stock markets in each of the four countries represented in the Index advanced for the reporting period, with Brazil producing the best return. The largest of the four markets, Brazil comprised nearly two-thirds of the Index at the end of the reporting period. Strong commodity exports, particularly iron ore and soybeans, lifted economic growth above 5% in 2007 and contributed to the sharp rise in the Brazilian stock market. Chile also benefited from increased demand for commodities – Chile produces approximately one-third of the world’s copper supply – which boosted both the Chilean economy and equity market. Mexico, which has the greatest exposure to the economic slowdown in the U.S., posted more moderate gains, while Argentina produced the smallest gain as investors appeared to focus on the downside of the country’s powerhouse economy – double-digit inflation and a potential energy shortage.

42	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

Nearly every sector in the Index posted double-digit gains for the reporting period. Energy and materials stocks, boosted by robust global demand and rising prices, posted the best returns. Telecommunications services stocks also enjoyed strong returns, particularly in the wireless industry. The only sector of the Index to decline during the reporting period was the consumer discretionary sector, which fell amid expectations of a slowdown in global economic growth.

Nine of the Fund’s ten largest holdings as of March 31, 2008, advanced for the reporting period. The best performer by far was Brazilian steelmaker Companhia Siderurgica Nacional SA. The company, which owns the source of its raw materials, benefited substantially from a sharp increase in steel prices. Other top performers included two Brazilian commodity-based companies – oil producer Petroleo Brasileiro SA and mining concern Companhia Vale do Rio Doce. The only decliner among the ten largest holdings was Mexican cement company Cemex SA de CV, which fell amid concerns about an acquisition that increased its exposure to the U.S. economy.

*	Sector classifications used to describe the portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	43

Management’s Discussion of Fund Performance

iSHARES® S&P/TOPIX 150 INDEX FUND

Performance as of March 31, 2008

Average Annual Total Returns

Year Ended 3/31/08			Five Years Ended 3/31/08			Inception to 3/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(14.58)%	(13.95)%	(14.57)%	14.24%	14.23%	14.90%	6.00%	6.08%	6.45%

Cumulative Total Returns

Year Ended 3/31/08			Five Years Ended 3/31/08			Inception to 3/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(14.58)%	(13.95)%	(14.57)%	94.60%	94.47%	100.24%	45.55%	46.19%	49.57%

Total returns for the period since inception are calculated from the inception date of the Fund (10/23/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or ”NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/26/01), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

44	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/08
Sector*	Percentage of Net Assets
Consumer Cyclical	28.54%

Industrial	20.25

Financial	18.38

Consumer Non-Cyclical	9.84

Basic Materials	7.57

Technology	4.90

Communications	4.62

Utilities	4.50

Energy	0.50

Short-Term and Other Net Assets	0.90

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/08
Security	Percentage of Net Assets
Toyota Motor Corp.	6.63%

Mitsubishi UFJ Financial Group Inc.	4.16

Nintendo Co. Ltd.	2.78

Canon Inc.	2.67

Sumitomo Mitsui Financial Group Inc.	2.51

Honda Motor Co. Ltd.	2.16

Mitsubishi Corp.	2.12

Matsushita Electric Industrial Co. Ltd.	2.12

Sony Corp.	1.96

Mizuho Financial Group Inc.	1.94

TOTAL	29.05%

The iShares S&P/TOPIX 150 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P/Tokyo Stock Price 150 Index (the “Index”). The Index includes 150 highly liquid securities selected from each major sector of the Tokyo market. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2008 (the “reporting period”), the Fund declined 14.58%, while the Index declined 14.57%.

The Japanese stock market declined sharply during the reporting period as the country’s economy faced a number of obstacles to sustained growth. Japan’s economy grew by approximately 2% in 2007, consistent with its annual growth rate during its current five-year expansion. However, Japanese economic growth continued to be restrained by weak consumer spending, persistent deflation, low productivity, and a high level of public debt.

Additional challenges to Japan’s economic recovery surfaced during the reporting period. Problems associated with the U.S. subprime mortgage market and an accompanying “credit crunch” had a negative impact on Japanese financial companies, and the housing market in Japan remained in a severe slump. An economic slowdown in the U.S. – Japan’s largest trading partner – threatened to curb exports, which have been a main driver of economic growth in recent years. Finally, Japan is heavily dependent on imported energy and industrial commodities, the prices of which continued to rise during the reporting period, further dampening economic growth. As a result, consumer sentiment fell to its lowest level in five years, and business sentiment also waned.

The economic difficulties created significant obstacles for the Japanese stock market. After a modest rise in the first few months of the reporting period, the Index generally followed a downward path for the remainder of the period. The market fell despite a stronger currency – the U.S. dollar declined by approximately 15% versus the Japanese yen for the reporting period.

Every sector within the Index declined during the reporting period. Financial stocks generally suffered the largest declines as issues in the U.S. subprime market and a deepening “credit crunch” led to mortgage-related write-downs, and historically low interest rates kept a lid on net interest margins. Energy and materials stocks also struggled as higher prices for imported raw materials crimped profit margins. Consumer staples stocks, which tend to hold up well in a slowing economic environment, were the best performers for the reporting period, followed by industrial and information technology stocks.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	45

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

Seven of the Fund’s ten largest holdings as of March 31, 2008, posted negative returns for the reporting period. The three biggest decliners were all financial stocks – Mizuho Financial Group Inc., Sumitomo Mitsui Financial Group Inc., and Mitsubishi UFJ Financial Group Inc. Automaker Toyota Motor Corp. and consumer electronics maker Sony Corp. both fell as consumer spending remained weak domestically and began to slow elsewhere in the world. On the positive side, video game maker Nintendo Co. Ltd. generated the best return due to blockbuster sales of its new Wii® gaming system. Conglomerate Mitsubishi Corp. and electronics manufacturer Matsushita Electric Industrial Co. Ltd. were the other two positive performers among the ten largest holdings for the reporting period.

*	Sector classifications used to describe the portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

46	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P WORLD EX-U.S. PROPERTY INDEX FUND

Performance as of March 31, 2008

Cumulative Total Returns

Inception to 3/31/08

NAV	MARKET	INDEX
(10.17)%	(9.44)%	(10.75)%

“Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated and are calculated from an inception date of 7/30/07.

The Fund’s per share net asset value or ”NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/3/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	47

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P WORLD EX-U.S. PROPERTY INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/08
Industry/Investment Type	Percentage of Net Assets
Real Estate Operating/Development	33.31%

REITs - Diversified	26.99

Real Estate Management/Services	15.74

REITs - Shopping Centers	11.48

REITs - Office Property	8.29

REITs - Warehouse/Industrial	1.13

REITs - Apartments	0.98

Closed-End Funds	0.37

REITs - Health Care	0.26

REITs - Hotels	0.21

REITs - Storage	0.20

Diversified Operations	0.15

Building - Residential/Commercial	0.14

Storage/Warehousing	0.09

Investment Management/Advisory Services	0.06

Retirement/Aged Care	0.03

REITs - Regional Malls	0.02

Short-Term and Other Net Assets	0.55

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/08
Security	Percentage of Net Assets
Westfield Group (Australia)	6.28%

Mitsubishi Estate Co. Ltd. (Japan)	5.52

Sun Hung Kai Properties Ltd. (Hong Kong)	4.25

Unibail-Rodamco (France)	4.17

Cheung Kong (Holdings) Ltd. (Hong Kong)	3.87

Mitsui Fudosan Co. Ltd. (Japan)	3.16

Land Securities Group PLC (United Kingdom)	2.78

British Land Co. PLC (United Kingdom)	1.87

Stockland Corp. Ltd. (Australia)	1.73

CapitaLand Ltd. (Singapore)	1.57

TOTAL	35.20%

The iShares S&P World ex-U.S. Property Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P/Citigroup BMI World ex-U.S. Property Index (the “Index”). The Index is a free float-adjusted market capitalization weighted index that defines and measures the investable universe of publicly traded real estate companies domiciled in developed countries outside of the United States. The companies in the Index are engaged in real estate related activities, such as property ownership, management, development, rental and investment. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from July 30, 2007 (inception date of the Fund) through March 31, 2008 (the “reporting period”), the Fund declined 10.17%, while the Index declined 10.75%.

In an increasingly volatile market environment, overseas equity markets fell during the reporting period. Stock markets worldwide declined early in the period in response to problems associated with the U.S. subprime lending industry, but the markets recovered as the world’s central banks injected liquidity into the financial system to relieve some of the pressure on global credit markets. However, as 2008 began, a deepening “credit crunch” brought on by the subprime concerns threatened to slow economic activity and profit growth worldwide. Consequently, international stock markets peaked in late 2007 and then declined sharply through the end of the reporting period, resulting in negative overall returns.

European stocks held up the best as economic growth across the continent remained reasonably healthy. The euro’s continued strength versus the U.S. dollar – the dollar declined by more than 13% relative to the euro for the reporting period – also contributed favorably to European equity performance. Asian and Pacific Rim markets posted the largest declines during the reporting period. Despite the strength

48	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P WORLD EX-U.S. PROPERTY INDEX FUND

of emerging markets such as China, many economies in this region were hurt by weaker exports to the U.S. and, to a lesser extent, Europe in a slowing economic environment. Japan struggled due to slowing economic conditions in the U.S. – Japan’s largest trading partner – and weak consumer spending and a difficult political environment domestically also had a dampening effect on the Japanese economy and stock market.

International property-related stocks, as represented by the Index, declined for the reporting period and underperformed the broad global equity indexes. The broad slowdown in the global economy put downward pressure on commercial property rental rates, and the lack of liquidity in the credit markets resulted in fewer commercial property transactions, leading to a decline in property values. The housing market downturn, which began in the U.S. but spread to Europe and other regions of the world, also had a negative impact on commercial property values. The decrease in liquidity hit European property stocks the hardest, and they suffered the largest declines. Property stocks in the Asia-Pacific region were more resilient, benefiting from the robust property development boom in China.

Among the Fund’s ten largest holdings as of March 31, 2008, the top performers included Hong Kong–based real estate developer Sun Hung Kai Properties Ltd. and French property company Unibail-Rodamco, both of which delivered double-digit gains for the reporting period. Strength in the property markets of China boosted Sun Hung Kai Properties Ltd., while Unibail-Rodamco advanced on favorable earnings and relatively low debt levels. Australian retail property owner Westfield Group and Hong Kong property developer Cheung Kong (Holdings) Ltd. were the only other holdings in the top ten to gain ground for the reporting period. The biggest decliners among the ten largest holdings included U.K. property company British Land Co. PLC and Japanese property firm Mitsui Fudosan Co. Ltd.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	49

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2007 to March 31, 2008.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (10/1/07)[a]	Ending Account Value (3/31/08)[a]	Annualized Expense Ratio	Expenses Paid During Period[b] (10/1/07 to 3/31/08)
S&P Global 100
Actual	$1,000.00	$ 895.70	0.40%	$1.90
Hypothetical (5% return before expenses)	1,000.00	1,023.00	0.40	2.02
S&P Global Consumer Discretionary Sector
Actual	1,000.00	853.10	0.48	2.22
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.48	2.43
S&P Global Consumer Staples Sector
Actual	1,000.00	1,013.30	0.48	2.42
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.48	2.43
S&P Global Energy Sector
Actual	1,000.00	959.30	0.48	2.35
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.48	2.43
S&P Global Financials Sector
Actual	1,000.00	805.30	0.48	2.17
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.48	2.43
S&P Global Healthcare Sector
Actual	1,000.00	892.50	0.48	2.27
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.48	2.43

50	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (10/1/07)[a]	Ending Account Value (3/31/08)[a]	Annualized Expense Ratio	Expenses Paid During Period[b] (10/1/07 to 3/31/08)
S&P Global Industrials Sector
Actual	$1,000.00	$ 900.00	0.48%	$2.28
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.48	2.43
S&P Global Infrastructure
Actual	1,000.00	899.00	0.48	1.39
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.48	2.43
S&P Global Materials Sector
Actual	1,000.00	966.10	0.48	2.36
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.48	2.43
S&P Global Technology Sector
Actual	1,000.00	846.90	0.48	2.22
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.48	2.43
S&P Global Telecommunications Sector
Actual	1,000.00	883.60	0.48	2.26
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.48	2.43
S&P Global Utilities Sector
Actual	1,000.00	984.40	0.48	2.38
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.48	2.43
S&P Asia 50
Actual	1,000.00	891.80	0.50	1.80
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.50	2.53
S&P Europe 350
Actual	1,000.00	906.60	0.60	2.86
Hypothetical (5% return before expenses)	1,000.00	1,022.00	0.60	3.03
S&P Latin America 40
Actual	1,000.00	1,067.40	0.50	2.58
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.50	2.53
S&P/TOPIX 150
Actual	1,000.00	866.80	0.50	2.33
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.50	2.53
S&P World ex-U.S. Property
Actual	1,000.00	828.00	0.48	2.19
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.48	2.43

[a]

Account values are based on a start date of November 13, 2007 (commencement of operations) for the iShares S&P Asia 50 Index Fund and a start date of December 10, 2007 (commencement of operations) for the iShares S&P Global Infrastructure Index Fund.

[b]

Except for the actual expenses of the iShares S&P Global Infrastructure Index Fund and iShares S&P Asia 50 Index Fund, actual and hypothetical expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days). Actual expenses for the iShares S&P Asia 50 Index Fund, which commenced operations on November 13, 2007, are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (139 days) and divided by the number of days in the year (366 days). Actual expenses for the iShares S&P Global Infrastructure Index Fund, which commenced operations on December 10, 2007, are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (112 days) and divided by the number of days in the year (366 days).

SHAREHOLDER EXPENSES	51

Schedule of Investments

iSHARES® S&P GLOBAL 100 INDEX FUND

March 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.55%

AUSTRALIA – 1.30%
BHP Billiton Ltd.	374,358	$12,237,448

		12,237,448

BELGIUM – 0.67%
Fortis	248,454	6,283,257

		6,283,257

CANADA – 0.04%
Nortel Networks Corp.[a]	49,210	335,724

		335,724

FINLAND – 1.50%
Nokia OYJ	14,631	464,598
Nokia OYJ SP ADR	430,728	13,710,072

		14,174,670

FRANCE – 9.18%
Alcatel-Lucent	256,627	1,472,031
AXA	201,553	7,342,335
BNP Paribas	101,394	10,264,814
Carrefour SA	68,886	5,334,322
France Telecom SA	170,538	5,755,814
L’Oreal SA	26,058	3,321,384
LVMH Moet Hennessy Louis Vuitton SA	28,525	3,186,550
Sanofi-Aventis	116,874	8,800,357
Societe Generale	52,224	5,132,250
Societe Generale NV New[a,b]	13,050	1,260,347
Suez SA	145,770	9,601,833
Total SA	266,772	19,884,446
Vivendi	130,032	5,099,545

		86,456,028

GERMANY – 8.09%
Allianz SE Registered	50,310	10,003,104
BASF SE	54,180	7,323,942
Bayer AG	85,140	6,847,960
Daimler AG Registered	115,842	9,939,635
Deutsche Bank AG Registered	58,824	6,683,126
Deutsche Telekom AG Registered	328,950	5,499,058
E.ON AG	76,884	14,285,380
Siemens AG Registered	101,910	11,085,704
Volkswagen AG	15,738	4,579,550

		76,247,459

Security	Shares	Value
ITALY – 0.63%
Assicurazioni Generali SpA	131,322	$5,926,297

		5,926,297

JAPAN – 4.76%
Bridgestone Corp.	74,600	1,271,876
Canon Inc.	131,050	6,043,296
FUJIFILM Holdings Corp.	51,800	1,837,082
Honda Motor Co. Ltd.	174,100	4,976,285
Matsushita Electric Industrial Co. Ltd.	213,800	4,639,654
Nissan Motor Co. Ltd.	233,100	1,929,717
Seven & I Holdings Co. Ltd.	88,620	2,225,850
Sony Corp.	109,600	4,371,447
Toshiba Corp.	311,400	2,083,613
Toyota Motor Corp.	309,600	15,459,004

		44,837,824

NETHERLANDS – 2.43%
Aegon NV	139,202	2,055,736
ING Groep NV	251,034	9,435,245
Koninklijke Philips Electronics NV NYS	129,134	4,950,998
Unilever NV	9,250	311,756
Unilever NV NYS	182,548	6,157,344

		22,911,079

SOUTH KOREA – 0.94%
Samsung Electronics Co. Ltd. GDR[c]	28,333	8,846,979

		8,846,979

SPAIN – 4.48%
Banco Bilbao Vizcaya Argentaria SA	419,766	9,278,706
Banco Santander SA	699,438	13,986,676
Repsol YPF SA	101,041	3,499,885
Telefonica SA	534,834	15,423,976

		42,189,243

SWEDEN – 0.34%
Telefonaktiebolaget LM Ericsson AB Class B	366,003	719,668
Telefonaktiebolaget LM Ericsson AB Class B SP ADR	128,524	2,525,497

		3,245,165

SWITZERLAND – 5.76%
Credit Suisse Group Registered	113,520	5,801,968
Nestle SA Registered	44,118	22,135,946
Novartis AG Registered	305,988	15,747,221

52	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

March 31, 2008

Security	Shares	Value
Swiss Reinsurance Co. Registered	41,538	$3,643,316
UBS AG Registered	236,070	6,888,408

		54,216,859

UNITED KINGDOM – 14.01%
Anglo American PLC	148,092	8,912,399
AstraZeneca PLC	163,572	6,124,872
Barclays PLC[d]	737,364	6,638,765
BP PLC	2,105,796	21,428,580
Diageo PLC	286,638	5,788,081
GlaxoSmithKline PLC	612,750	12,982,181
HSBC Holdings PLC	1,330,506	21,948,360
Reuters Group PLC	142,416	1,641,701
Royal Dutch Shell PLC Class A	18,428	636,188
Royal Dutch Shell PLC Class A ADR	189,706	13,085,920
Royal Dutch Shell PLC Class B	308,052	10,383,817
Standard Chartered PLC	133,644	4,573,933
Vodafone Group PLC	5,958,252	17,869,617

		132,014,414

UNITED STATES – 45.42%
American International Group Inc.	282,252	12,207,399
Bristol-Myers Squibb Co.	221,106	4,709,558
Caterpillar Inc.	70,215	5,497,132
Chevron Corp.	234,006	19,974,752
Citigroup Inc.	582,048	12,467,468
Coca-Cola Co. (The)	222,912	13,568,653
Colgate-Palmolive Co.	56,502	4,402,071
Covidien Ltd.	56,244	2,488,797
Dell Inc.[a]	247,938	4,938,925
Dow Chemical Co. (The)	104,490	3,850,456
E.I. du Pont de Nemours and Co.	100,362	4,692,927
EMC Corp.[a]	231,684	3,322,349
Exxon Mobil Corp.	602,688	50,975,351
Ford Motor Co.[a]	243,294	1,391,642
General Electric Co.	1,119,720	41,440,837
General Motors Corp.	62,792	1,196,188
Hewlett-Packard Co.	281,994	12,875,846
Intel Corp.	649,644	13,759,460
International Business Machines Corp.	154,542	17,793,966
Johnson & Johnson	317,598	20,602,582
JPMorgan Chase & Co.	379,776	16,311,379
Kimberly-Clark Corp.	46,698	3,014,356

Security	Shares	Value
McDonald’s Corp.	131,064	$7,309,439
Merck & Co. Inc.	242,262	9,193,843
Microsoft Corp.	895,260	25,407,479
Morgan Stanley	122,808	5,612,326
News Corp. Class A	256,194	4,803,637
Nike Inc. Class B	42,828	2,912,304
PepsiCo Inc.	178,794	12,908,927
Pfizer Inc.	757,230	15,848,824
Philip Morris International Inc.	233,748	11,822,974
Procter & Gamble Co. (The)	344,430	24,134,210
Texas Instruments Inc.	155,058	4,383,490
3M Co.	78,948	6,248,734
Tyco Electronics Ltd.	55,009	1,887,909
Tyco International Ltd.	55,009	2,423,146
United Technologies Corp.	109,392	7,528,357
Wal-Mart Stores Inc.	264,192	13,917,635

		427,825,328

TOTAL COMMON STOCKS (Cost: $892,966,475)		937,747,774

SHORT-TERM INVESTMENTS – 0.94%

MONEY MARKET FUNDS – 0.94%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.18%[d,e]	7,550,884	7,550,884
BGI Cash Premier Fund LLC 3.22%[d,e,f]	1,352,565	1,352,565

		8,903,449

TOTAL SHORT-TERM INVESTMENTS (Cost: $8,903,449)		8,903,449

TOTAL INVESTMENTS IN SECURITIES – 100.49% (Cost: $901,869,924)		946,651,223

Other Assets, Less Liabilities – (0.49)%		(4,650,336)

NET ASSETS – 100.00%		$942,000,887

SCHEDULES OF INVESTMENTS	53

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL 100 INDEX FUND

March 31, 2008

ADR – American Depositary Receipts

GDR – Global Depositary Receipts

NYS – New York Registered Shares

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

54	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

March 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.20%

AUSTRALIA – 0.77%
Crown Ltd.[a]	6,456	$61,880
John Fairfax Holdings Ltd.	19,584	62,034
Tabcorp Holdings Ltd.	8,280	106,951

		230,865

CANADA – 1.92%
Canadian Tire Corp. Ltd. Class A	1,056	68,184
Gildan Activewear Inc.[a]	1,632	61,587
Magna International Inc. Class A	1,488	108,244
Shaw Communications Inc. Class B	5,064	92,687
Thomson Corp.	2,460	82,763
Tim Hortons Inc.	2,628	89,517
Yellow Pages Income Fund	7,104	72,629

		575,611

FRANCE – 8.85%
Accor SA	2,760	202,312
Christian Dior SA	816	90,652
Compagnie Generale des
Etablissements Michelin Class B	2,040	213,732
Hermes International	1,068	133,861
Lagardere SCA	1,680	126,074
LVMH Moet Hennessy Louis Vuitton SA	3,564	398,137
PPR SA	1,020	151,684
PSA Peugeot Citroen SA	2,112	164,350
Publicis Groupe SA	2,064	79,146
Renault SA	2,640	293,243
Societe Television Francaise 1	1,152	25,428
Sodexo	1,359	83,853
Thomson	3,936	27,442
Valeo SA	1,356	53,974
Vivendi	15,624	612,736

		2,656,624

GERMANY – 8.41%
Adidas AG	2,868	191,368
Bayerische Motoren Werke AG	4,176	231,532
Continental AG	2,376	243,174
Daimler AG Registered	13,788	1,183,057

Security	Shares	Value
Puma AG	91	$35,175
TUI AGa	3,185	82,010
Volkswagen AG	1,920	558,695

		2,525,011

HONG KONG – 0.97%
Esprit Holdings Ltd.	15,700	188,412
Li & Fung Ltd.	28,000	103,792

		292,204

ITALY – 1.35%
Fiat SpA	9,888	229,537
Luxottica Group SpA	2,118	53,597
Mediaset SpA	11,508	106,857
Seat Pagine Gialle SpA[b]	80,664	14,009

		404,000

JAPAN – 17.34%
Bridgestone Corp.	8,400	143,214
Daiwa House Industry Co. Ltd.	9,000	89,245
Denso Corp.	6,000	194,103
Dentsu Inc.	36	82,102
Honda Motor Co. Ltd.	20,400	583,091
Marui Group Co. Ltd.	3,600	38,374
Matsushita Electric Industrial Co. Ltd.	26,000	564,224
Nikon Corp.	3,000	80,022
Nippon Television Network Corp.	240	32,817
Nissan Motor Co. Ltd.	28,800	238,421
NOK Corp.	2,600	53,288
Oriental Land Co. Ltd.	1,200	70,528
Pioneer Corp.	2,400	23,871
SANYO Electric Co. Ltd.[a]	28,000	59,075
Sekisui House Ltd.	7,000	64,841
Sharp Corp.	12,000	204,230
Sony Corp.	14,400	574,351
Suzuki Motor Corp.	4,800	121,284
Toyota Industries Corp.	2,400	85,357
Toyota Motor Corp.	36,000	1,797,559
Yamada Denki Co. Ltd.	1,200	103,682

		5,203,679

MEXICO – 0.48%
Grupo Televisa SA Series CPO	30,000	145,829

		145,829

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

March 31, 2008

Security	Shares	Value
NETHERLANDS – 0.93%
Reed Elsevier NV	8,820	$168,827
Wolters Kluwer NV	4,140	110,012

		278,839
SOUTH KOREA – 1.09%
Hyundai Motor Co. Ltd. Class A GDR[c]	8,323	326,262

		326,262
SPAIN – 0.59%
Industria de Diseno Textil SA	3,180	177,318

		177,318
SWEDEN – 1.87%
Electrolux AB Class B	4,853	79,793
Hennes & Mauritz AB Class B	7,812	480,844

		560,637
SWITZERLAND – 1.75%
Compagnie Financiere Richemont
AG Class A Bearer	7,152	402,777
Swatch Group AG (The) Bearer	456	122,408

		525,185
UNITED KINGDOM – 7.78%
Aegis Group PLC	15,013	37,074
British Sky Broadcasting Group PLC	14,832	164,048
Carnival PLC	2,556	101,652
Compass Group PLC	26,244	168,085
Daily Mail & General Trust PLC Class A	4,120	35,395
Enterprise Inns PLC	7,620	60,768
GKN PLC	12,056	72,902
Home Retail Group PLC	12,240	63,554
InterContinental Hotels Group PLC	4,332	65,435
ITV PLC	46,968	59,090
Kesa Electricals PLC	6,948	28,412
Kingfisher PLC	31,128	81,664
Ladbrokes PLC	9,132	56,491
Marks & Spencer Group PLC	22,464	172,896
Next PLC	3,036	68,728
Pearson PLC	10,704	144,984
Persimmon PLC	4,488	68,237
Punch Taverns PLC	4,384	46,964
Rank Group PLC	5,604	9,829
Reed Elsevier PLC	14,870	189,442
Reuters Group PLC	17,352	200,025

Security	Shares	Value
Taylor Wimpey PLC	16,140	$60,147
Trinity Mirror PLC	3,696	21,670
United Business Media PLC	3,446	36,916
W.H. Smith PLC	2,720	20,056
Whitbread PLC	2,636	61,140
William Hill PLC	5,412	40,417
WPP Group PLC	16,764	200,244

		2,336,265
UNITED STATES – 45.10%
Abercrombie & Fitch Co. Class A	1,176	86,013
Amazon.com Inc.[a]	4,188	298,604
Apollo Group Inc. Class Aa	1,896	81,907
AutoNation Inc.[a]	912	13,653
AutoZone Inc.[a]	516	58,736
Bed Bath & Beyond Inc.[a,b]	3,696	109,032
Best Buy Co. Inc.	4,752	197,018
Big Lots Inc.[a,b]	1,036	23,103
Black & Decker Corp. (The)	924	61,076
Brunswick Corp.	1,248	19,931
Carnival Corp.	5,928	239,965
CBS Corp. Class B	8,952	197,660
Centex Corp.	1,632	39,511
Clear Channel Communications Inc.	6,612	193,203
Coach Inc.[a]	4,968	149,785
Comcast Corp. Class A	40,956	792,089
D.R. Horton Inc.	4,092	64,449
Darden Restaurants Inc.	2,076	67,574
Dillard’s Inc. Class A	876	15,076
DIRECTV Group Inc. (The)[a]	9,708	240,661
E.W. Scripps Co. Class A	953	40,035
Eastman Kodak Co.	4,025	71,122
Expedia Inc.[a]	2,916	63,831
Family Dollar Stores Inc.	1,944	37,908
Ford Motor Co.[a]	28,032	160,343
Fortune Brands Inc.	2,053	142,683
GameStop Corp. Class Aa	2,172	112,314
Gannett Co. Inc.	2,868	83,315
Gap Inc. (The)	6,324	124,456
General Motors Corp.	7,644	145,618
Genuine Parts Co.	3,216	129,347
Goodyear Tire & Rubber Co. (The)[a]	3,384	87,307
H&R Block Inc.	4,560	94,666

56	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

March 31, 2008

Security	Shares	Value
Harley-Davidson Inc.	3,336	$125,100
Harman International Industries Inc.	879	38,272
Hasbro Inc.	1,980	55,242
Home Depot Inc.	22,872	639,730
IAC/InterActiveCorp[a]	2,484	51,568
International Game Technology Inc.	4,308	173,225
Interpublic Group of Companies Inc. (The)[a]	6,545	55,043
J.C. Penney Co. Inc.	2,988	112,677
Johnson Controls Inc.	8,352	282,298
Jones Apparel Group Inc.	852	11,434
KB Home	1,104	27,302
Kohl’s Corp.[a]	4,236	181,682
Leggett & Platt Inc.	2,472	37,698
Lennar Corp. Class A	1,884	35,438
Limited Brands Inc.	4,068	69,563
Lowe’s Companies Inc.	19,740	452,836
Macy’s Inc.	5,808	133,932
Marriott International Inc. Class A	4,272	146,786
Mattel Inc.	5,064	100,774
McDonald’s Corp.	15,816	882,058
McGraw-Hill Companies Inc. (The)	4,296	158,737
Meredith Corp.	101	3,863
New York Times Co. (The) Class Ab	1,260	23,789
Newell Rubbermaid Inc.	3,824	87,455
News Corp. Class A	30,996	581,175
Nike Inc. Class B	5,100	346,800
Nordstrom Inc.	2,532	82,543
Office Depot Inc.[a]	3,684	40,708
OfficeMax Inc.	948	18,145
Omnicom Group Inc.	4,476	197,750
Polo Ralph Lauren Corp.	879	51,237
Pulte Homes Inc.	3,276	47,666
RadioShack Corp.	1,784	28,990
Sears Holdings Corp.[a,b]	1,008	102,907
Sherwin-Williams Co. (The)	1,320	67,373
Snap-On Inc.	840	42,714
Stanley Works (The)	1,224	58,287
Staples Inc.	9,432	208,541
Starbucks Corp.[a]	9,960	174,300
Starwood Hotels & Resorts
Worldwide Inc.	2,712	140,346

Security	Shares	Value
Target Corp.	11,160	$565,589
Tiffany & Co.	1,732	72,467
Time Warner Inc.	48,264	676,661
TJX Companies Inc. (The)	5,808	192,071
VF Corp.	1,171	90,764
Viacom Inc. Class Ba	8,688	344,219
Walt Disney Co. (The)	25,464	799,060
Washington Post Co. (The) Class B	72	47,628
Wendy’s International Inc.	1,421	32,768
Whirlpool Corp.	1,104	95,805
Wyndham Worldwide Corp.	2,520	52,114
Yum! Brands Inc.	6,660	247,819

		13,534,940

TOTAL COMMON STOCKS (Cost: $30,909,894)		29,773,269

PREFERRED STOCKS – 0.37%

GERMANY – 0.37%
Porsche Automobil Holding SE	600	110,076

		110,076

TOTAL PREFERRED STOCKS (Cost: $93,223)		110,076

SHORT-TERM INVESTMENTS – 0.78%

MONEY MARKET FUNDS – 0.78%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.18%[d,e]	8,421	8,421
BGI Cash Premier Fund LLC 3.22%[d,e,f]	227,617	227,617

		236,038

TOTAL SHORT-TERM INVESTMENTS (Cost: $236,038)		236,038

TOTAL INVESTMENTS IN SECURITIES – 100.35% (Cost: $31,239,155)		30,119,383

Other Assets, Less Liabilities – (0.35)%		(106,323)

NET ASSETS – 100.00%		$30,013,060

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL CONSUMER DISCRETIONARY SECTOR INDEX FUND

March 31, 2008

GDR – Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

58	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

March 31, 2008

Security	Shares	Value
COMMON STOCKS – 98.65%

AUSTRALIA – 2.79%
Foster’s Group Ltd.	258,894	$1,210,017
Wesfarmers Ltd.	89,291	3,259,556
Woolworths Ltd.	157,182	4,161,024

		8,630,597

BELGIUM – 1.13%
Delhaize Group	13,173	1,040,324
InBev	27,642	2,441,419

		3,481,743

CANADA – 0.44%
Shoppers Drug Mart Corp.	26,949	1,364,194

		1,364,194

CHILE – 0.05%
Distribucion y Servicio D&S SA ADR	6,126	150,945

		150,945

FRANCE – 6.23%
Carrefour SA	79,460	6,153,141
Casino Guichard-Perrachon SA	6,433	774,088
Groupe Danone	67,422	6,051,051
L’Oreal SA	29,988	3,822,307
Pernod Ricard SA	23,562	2,432,759

		19,233,346

GERMANY – 0.33%
METRO AG	12,448	1,009,499

		1,009,499

JAPAN – 5.06%
AEON Co. Ltd.	91,800	1,095,679
Ajinomoto Co. Inc.	70,000	710,303
Asahi Breweries Ltd.	61,800	1,275,923
Japan Tobacco Inc.	612	3,068,147
Kao Corp.	67,000	1,901,592
Kirin Holdings Co. Ltd.	106,000	2,007,435
Nippon Meat Packers Inc.	9,000	133,099
Nissin Food Products Co. Ltd.[a]	10,600	357,824
Seven & I Holdings Co. Ltd.	114,300	2,870,849
Shiseido Co. Ltd.	44,000	1,164,816
Uni-Charm Corp.	5,400	395,499
Yakult Honsha Co. Ltd.	20,600	639,514

		15,620,680

Security	Shares	Value
MEXICO – 1.12%
Fomento Economico Mexicano SAB de CV BD Units[a]	275,400	$1,155,913
Grupo Modelo SAB de CV Series C	91,800	401,054
Kimberly-Clark de Mexico SAB de CV Series A	71,400	316,014
Wal-Mart de Mexico SAB de CV Series V	378,300	1,598,091

		3,471,072

NETHERLANDS – 3.83%
Heineken NV	31,620	1,843,307
Koninklijke Ahold NVb	164,119	2,444,515
Unilever NV	224,094	7,552,725

		11,840,547

SOUTH KOREA – 0.46%
KT&G Corp. Class A GDR[c]	36,582	1,426,698

		1,426,698

SWEDEN – 0.23%
Swedish Match AB	32,540	710,618

		710,618

SWITZERLAND – 8.28%
Nestle SA Registered	51,009	25,593,465

		25,593,465

UNITED KINGDOM – 15.23%
Associated British Foods PLC	51,842	901,565
British American Tobacco PLC	185,232	6,961,690
Cadbury Schweppes PLC	276,026	3,036,510
Diageo PLC	336,926	6,803,547
Imperial Tobacco Group PLC	87,210	4,017,786
J Sainsbury PLC	188,102	1,282,315
Reckitt Benckiser PLC	78,846	4,373,676
SABMiller PLC	107,814	2,365,655
Scottish & Newcastle PLC	104,354	1,638,488
Tate & Lyle PLC	54,774	587,862
Tesco PLC	1,013,485	7,634,202
Unilever PLC	170,646	5,762,310
Wm Morrison Supermarkets PLC	307,237	1,674,662

		47,040,268

UNITED STATES – 53.47%
Altria Group Inc.	271,932	6,036,890
Anheuser-Busch Companies Inc.	94,768	4,496,742

SCHEDULES OF INVESTMENTS	59

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL CONSUMER STAPLES SECTOR INDEX FUND

March 31, 2008

Security	Shares	Value
Archer-Daniels-Midland Co.	83,743	$3,446,862
Avon Products Inc.	55,086	2,178,100
Brown-Forman Corp. Class B	11,424	756,497
Campbell Soup Co.	29,590	1,004,580
Clorox Co. (The)	18,874	1,069,023
Coca-Cola Co. (The)	259,590	15,801,243
Coca-Cola Enterprises Inc.	37,540	908,468
Colgate-Palmolive Co.	66,198	5,157,486
ConAgra Foods Inc.	65,510	1,568,964
Constellation Brands Inc. Class Ab	28,061	495,838
Costco Wholesale Corp.	56,416	3,665,348
CVS Caremark Corp.	189,627	7,681,790
Estee Lauder Companies Inc. (The) Class A	15,207	697,241
General Mills Inc.	43,070	2,579,032
H.J. Heinz Co.	41,121	1,931,453
Hershey Co. (The)	23,460	883,738
Kellogg Co.	33,370	1,753,927
Kimberly-Clark Corp.	54,496	3,517,717
Kraft Foods Inc.	201,042	6,234,312
Kroger Co. (The)	89,760	2,279,904
McCormick & Co. Inc. NVS	19,301	713,558
Molson Coors Brewing Co. Class B	16,748	880,442
Pepsi Bottling Group Inc.	17,665	599,020
PepsiCo Inc.	208,236	15,034,639
Philip Morris International Inc.	271,932	13,754,321
Procter & Gamble Co. (The)	402,492	28,202,614
Reynolds American Inc.	22,242	1,312,945
Safeway Inc.	57,351	1,683,252
Sara Lee Corp.	96,703	1,351,908
SUPERVALU Inc.	27,661	829,277
Sysco Corp.	78,234	2,270,351
Tyson Foods Inc. Class A	36,229	577,853
UST Inc.	21,034	1,146,774
Walgreen Co.	127,500	4,856,475
Wal-Mart Stores Inc.	305,664	16,102,380
Wm. Wrigley Jr. Co.	27,744	1,743,433

		165,204,397

TOTAL COMMON STOCKS (Cost: $296,933,160)		304,778,069

Security	Shares	Value
PREFERRED STOCKS – 0.86%

BRAZIL – 0.52%
Companhia de Bebidas das Americas ADR	21,012	$1,587,457

		1,587,457

GERMANY – 0.34%
Henkel KGaA	22,858	1,060,511

		1,060,511

TOTAL PREFERRED STOCKS (Cost: $2,569,989)		2,647,968

SHORT-TERM INVESTMENTS – 0.08%

MONEY MARKET FUNDS – 0.08%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.18%[d,e]	227,984	227,984
BGI Cash Premier Fund LLC 3.22%[d,e,f]	21,450	21,450

		249,434

TOTAL SHORT-TERM INVESTMENTS
(Cost: $249,434)		249,434

TOTAL INVESTMENTS IN SECURITIES – 99.59% (Cost: $299,752,583)		307,675,471

Other Assets, Less Liabilities – 0.41%		1,277,910

NET ASSETS – 100.00%		$308,953,381

ADR – American Depositary Receipts

GDR – Global Depositary Receipts

NVS – Non-Voting Shares

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

60	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

March 31, 2008

Security	Shares	Value
COMMON STOCKS – 97.48%

ARGENTINA – 0.44%
Tenaris SA ADR	82,874	$4,131,269

		4,131,269

AUSTRALIA – 1.49%
Origin Energy Ltd.	297,504	2,487,641
Santos Ltd.	193,536	2,561,705
Woodside Petroleum Ltd.	150,912	7,507,921
WorleyParsons Ltd.	44,928	1,372,689

		13,929,956

AUSTRIA – 0.34%
OMV AG	47,808	3,171,069

		3,171,069

CANADA – 10.67%
Cameco Corp.	117,072	3,861,134
Canadian Natural Resources Ltd.	177,264	12,140,092
Canadian Oil Sands Trust	161,424	6,529,015
Enbridge Inc.	119,952	4,948,656
EnCana Corp.	245,952	18,745,136
Enerplus Resources Fund	47,376	2,061,633
Husky Energy Inc.	83,309	3,263,183
Imperial Oil Ltd.	91,008	4,771,922
Nexen Inc.	178,992	5,313,675
Penn West Energy Trust	106,416	2,986,970
Petro-Canada	162,432	7,079,537
Suncor Energy Inc.	152,352	14,731,097
Talisman Energy Inc.	344,448	6,113,150
TransCanada Corp.	171,936	6,627,424
Uranium One Inc.[a]	147,168	484,799

		99,657,423

CHINA – 1.60%
CNOOC Ltd.	4,896,000	7,234,368
PetroChina Co. Ltd. ADR	61,194	7,668,220

		14,902,588

FRANCE – 6.45%
Technip SA	34,642	2,707,821
Total SA	771,408	57,498,617

		60,206,438

Security	Shares	Value
ITALY – 3.30%
Eni SpA	805,104	$27,555,715
Saipem SpA	80,928	3,287,932

		30,843,647

JAPAN – 0.42%
Nippon Oil Corp.	432,000	2,699,593
TonenGeneral Sekiyu K.K.	144,000	1,234,058

		3,933,651

NORWAY – 1.28%
StatoilHydro ASA SP ADR	400,110	11,951,286

		11,951,286

SPAIN – 1.12%
Repsol YPF SA	151,212	5,237,721
Repsol YPF SA SP ADR	152,332	5,241,744

		10,479,465

UNITED KINGDOM – 16.93%
BG Group PLC	1,096,849	25,440,453
BP PLC	6,140,160	62,482,268
Royal Dutch Shell PLC Class A	1,161,504	40,098,457
Royal Dutch Shell PLC Class B	892,224	30,075,087

		158,096,265

UNITED STATES – 53.44%
Anadarko Petroleum Corp.	152,496	9,611,823
Apache Corp.	108,146	13,066,200
Baker Hughes Inc.	103,681	7,102,148
BJ Services Co.	95,184	2,713,696
Cameron International Corp.[a]	70,128	2,920,130
Chesapeake Energy Corp.	148,032	6,831,677
Chevron Corp.	681,696	58,189,571
ConocoPhillips	517,824	39,463,367
CONSOL Energy Inc.	60,336	4,174,648
Devon Energy Corp.	145,731	15,204,115
El Paso Corp.	234,864	3,908,137
ENSCO International Inc.	47,376	2,966,685
EOG Resources Inc.	81,648	9,797,760
Exxon Mobil Corp.	1,748,592	147,895,911
Halliburton Co.	286,849	11,281,771

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL ENERGY SECTOR INDEX FUND

March 31, 2008

Security	Shares	Value
Hess Corp.	91,584	$8,075,877
Marathon Oil Corp.	229,968	10,486,541
Murphy Oil Corp.	61,776	5,074,281
Nabors Industries Ltd.[a]	91,584	3,092,792
National Oilwell Varco Inc.[a]	116,352	6,792,630
Noble Corp.	86,112	4,277,183
Noble Energy Inc.	56,592	4,119,898
Occidental Petroleum Corp.	268,272	19,629,462
Peabody Energy Corp.	86,436	4,408,236
Range Resources Corp.	44,500	2,823,525
Rowan Companies Inc.	36,689	1,510,853
Schlumberger Ltd.	389,664	33,900,768
Smith International Inc.	65,376	4,199,100
Spectra Energy Corp.	208,299	4,738,802
Sunoco Inc.	39,744	2,085,368
Tesoro Corp.	45,072	1,352,160
Transocean Inc.[a]	105,252	14,230,070
Valero Energy Corp.	178,560	8,769,082
Weatherford International Ltd.[a]	109,872	7,962,424
Williams Companies Inc. (The)	196,561	6,482,582
XTO Energy Inc.	161,136	9,967,873

		499,107,146

TOTAL COMMON STOCKS (Cost: $772,768,393)		910,410,203

PREFERRED STOCKS – 2.35%

BRAZIL – 2.35%
Petroleo Brasileiro SA SP ADR	258,912	21,927,257

		21,927,257

TOTAL PREFERRED STOCKS (Cost: $11,250,792)		21,927,257

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.06%

MONEY MARKET FUNDS – 0.06%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.18%[b,c]	556,947	$556,947

		556,947

TOTAL SHORT-TERM INVESTMENTS
(Cost: $556,947)		556,947

TOTAL INVESTMENTS IN SECURITIES – 99.89% (Cost: $784,576,132)		932,894,407

Other Assets, Less Liabilities – 0.11%		1,007,880

NET ASSETS – 100.00%		$933,902,287

ADR – American Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

62	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

March 31, 2008

Security	Shares	Value
COMMON STOCKS – 98.28%

AUSTRALIA – 5.66%
AMP Ltd.	82,280	$589,608
ASX Ltd.	6,732	229,834
Australia and New Zealand Banking Group Ltd.	74,936	1,542,540
AXA Asia Pacific Holdings Ltd.	47,124	236,594
Babcock & Brown Ltd.	10,540	141,628
Commonwealth Bank of Australia	55,594	2,121,815
Goodman Group[a]	65,824	258,977
GPT Group	80,580	239,062
Insurance Australia Group Ltd.	88,740	296,483
Lend Lease Corp. Ltd.	16,456	199,040
Macquarie Group Ltd.[a]	11,424	550,828
Mirvac Group	44,608	163,696
National Australia Bank Ltd.	67,660	1,862,167
QBE Insurance Group Ltd.	37,808	766,534
St. George Bank Ltd.	24,140	566,551
Stockland Corp. Ltd.	58,548	373,584
Suncorp-Metway Ltd.	40,188	472,144
Westfield Group	70,516	1,145,795
Westpac Banking Corp.	78,812	1,708,659

		13,465,539

AUSTRIA – 0.21%
Erste Bank der Oesterreichischen Sparkassen AG	7,888	513,081

		513,081

BELGIUM – 2.09%
Dexia SA	32,300	923,816
Fortis	95,812	2,423,030
Groupe Bruxelles Lambert SA	3,672	449,709
KBC Group NV	9,044	1,177,121

		4,973,676

BRAZIL – 0.25%
Unibanco - Uniao de Bancos Brasileiros SA Units GDR	5,032	586,932

		586,932

CANADA – 5.27%
Bank of Montreal	20,468	916,626
Bank of Nova Scotia	41,412	1,878,786

Security	Shares	Value
Brookfield Asset Management Inc. Class A	20,604	$555,437
Canadian Imperial Bank of Commerce	15,980	1,029,461
Manulife Financial Corp.	64,396	2,465,883
National Bank of Canada	6,120	285,347
Royal Bank of Canada	52,700	2,462,809
Sun Life Financial Inc.	23,936	1,119,525
Toronto-Dominion Bank (The)	29,852	1,836,129

		12,550,003

CHILE – 0.13%
Banco de Chile ADR	1,740	92,533
Banco Santander Chile SA ADR	4,082	213,325

		305,858

CHINA – 1.42%
China Construction Bank Class H	1,496,000	1,116,784
China Life Insurance Co. Ltd. Class H	272,000	934,876
Industrial and Commercial Bank of China Class H	1,904,000	1,325,951

		3,377,611

DENMARK – 0.31%
Danske Bank A/S	20,060	742,726

		742,726

FINLAND – 0.18%
Sampo OYJ Class A	15,504	421,322

		421,322

FRANCE – 4.52%
AXA	76,500	2,786,804
BNP Paribas	37,672	3,813,796
Credit Agricole SA	28,288	878,546
Societe Generale	19,652	1,931,277
Societe Generale NV New[a,b]	4,624	446,578
Unibail-Rodamco	3,468	895,776

		10,752,777

GERMANY – 4.55%
Allianz SE Registered	19,040	3,785,711
Commerzbank AG	28,968	908,845
Deutsche Bank AG Registered	22,848	2,595,812

SCHEDULES OF INVESTMENTS	63

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

March 31, 2008

Security	Shares	Value
Deutsche Boerse AG	8,704	$1,407,190
Hypo Real Estate Holding AG	10,948	285,542
Muenchener Rueckversicherungs-Gesellschaft AG Registered	9,384	1,842,023

		10,825,123

GREECE – 0.66%
National Bank of Greece SA ADR	148,604	1,569,258

		1,569,258

HONG KONG – 1.80%
BOC Hong Kong (Holdings) Ltd.	204,000	491,203
Cheung Kong (Holdings) Ltd.	68,000	965,456
Hang Seng Bank Ltd.	40,800	738,639
Hong Kong Exchanges and Clearing Ltd.	38,000	652,306
Sun Hung Kai Properties Ltd.	68,000	1,060,691
Swire Pacific Ltd. Class A	34,000	383,561

		4,291,856

IRELAND – 0.81%
Allied Irish Banks PLC	38,511	818,313
Anglo Irish Bank Corp. PLC	32,300	435,038
Bank of Ireland	45,016	671,930

		1,925,281

ITALY – 4.67%
Alleanza Assicurazioni SpA	20,604	270,163
Assicurazioni Generali SpA	49,436	2,230,947
Banca Monte dei Paschi di Siena SpA[a]	58,956	262,040
Banca Popolare di Milano Scrl	20,944	230,814
Banco Popolare SpA[b]	26,452	439,683
Intesa Sanpaolo SpA	398,140	2,816,847
Mediobanca SpA	19,516	401,704
Mediolanum SpA	14,688	90,303
UniCredito SpA	552,704	3,713,337
Unione di Banche Italiane ScpA	25,976	668,031

		11,123,869

JAPAN – 6.70%
Credit Saison Co. Ltd.	8,300	231,818
Daiwa Securities Group Inc.	68,000	590,265
Millea Holdings Inc.	34,000	1,257,045
Mitsubishi Estate Co. Ltd.	50,000	1,215,653

Security	Shares	Value
Mitsubishi UFJ Financial Group Inc.	428,400	$3,701,452
Mitsui Fudosan Co. Ltd.	33,000	656,121
Mitsui Sumitomo Insurance Co. Ltd.[c]	68,000	687,959
Mizuho Financial Group Inc.	476	1,745,517
Nipponkoa Insurance Co. Ltd.	7,000	53,449
Nomura Holdings Inc.	81,600	1,221,520
ORIX Corp.	2,880	393,510
Promise Co. Ltd.	4,550	130,967
Shinsei Bank Ltd.[b]	16,000	52,886
Sompo Japan Insurance Inc.	38,000	335,962
Sumitomo Mitsui Financial Group Inc.	340	2,240,820
Sumitomo Realty & Development Co. Ltd.	15,000	264,781
Sumitomo Trust and Banking Co. Ltd. (The)	68,000	468,659
T&D Holdings Inc.	10,200	534,927
Takefuji Corp.	7,480	158,565

		15,941,876

NETHERLANDS – 1.79%
Aegon NV	52,632	777,270
ING Groep NV	92,752	3,486,133

		4,263,403

NORWAY – 0.19%
DnB NOR ASA	29,376	446,847

		446,847

PORTUGAL – 0.30%
Banco Comercial Portugues SA Registered	154,156	503,192
Banco Espirito Santo SA Registered	11,814	206,106

		709,298

SINGAPORE – 1.11%
DBS Group Holdings Ltd.	68,000	888,147
Oversea-Chinese Banking Corp.	136,000	799,332
United Overseas Bank Ltd.	68,000	944,396

		2,631,875

SOUTH KOREA – 0.62%
Kookmin Bank SP ADR	26,173	1,466,997

		1,466,997

64	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

March 31, 2008

Security	Shares	Value
SPAIN – 4.40%
Banco Bilbao Vizcaya Argentaria SA	154,224	$3,409,040
Banco Popular Espanol SA	51,272	934,295
Banco Sabadell SA	50,728	558,648
Banco Santander SA	266,968	5,338,565
Bankinter SAa	14,960	238,234

		10,478,782

SWEDEN – 1.46%
Investor AB Class Bb	19,584	441,717
Nordea Bank AB	89,692	1,456,562
Skandinaviska Enskilda Banken AB Class Ab	21,692	568,825
Svenska Handelsbanken AB Class A	18,700	545,553
Swedbank AB Class A	16,932	475,413

		3,488,070

SWITZERLAND – 3.83%
Baloise Holding Registered	2,176	217,149
Credit Suisse Group Registered	41,004	2,095,700
Julius Baer Holding AG Registered	8,840	654,252
Swiss Life Holding Registered[b]	1,428	398,492
Swiss Reinsurance Co. Registered	15,300	1,341,970
UBS AG Registered	85,476	2,494,148
Zurich Financial Services AG Registered	6,052	1,913,718

		9,115,429

UNITED KINGDOM – 11.28%
Alliance & Leicester PLC	20,196	208,124
Aviva PLC	111,112	1,363,657
Barclays PLC[d]	277,780	2,500,958
British Land Co. PLC	21,488	391,840
Friends Provident PLC	102,272	251,236
Hammerson PLC	11,900	263,475
HBOS PLC	157,828	1,756,626
HSBC Holdings PLC	489,396	8,073,199
Land Securities Group PLC	19,244	577,154
Legal & General Group PLC	279,956	703,306
Lloyds TSB Group PLC	237,728	2,130,905
London Stock Exchange Group PLC	9,792	235,096
Man Group PLC	71,468	787,627
Old Mutual PLC	228,412	501,636
Provident Financial PLC	6,800	114,405
Prudential PLC	105,876	1,400,402
Royal Bank of Scotland Group PLC	422,076	2,829,110

Security	Shares	Value
Schroders PLC	7,448	$138,851
SEGRO PLC	18,954	191,369
Standard Chartered PLC	49,436	1,691,935
Standard Life PLC	92,072	450,621
3i Group PLC	17,136	282,680

		26,844,212

UNITED STATES – 34.07%
ACE Ltd.	13,736	756,304
Aflac Inc.	20,332	1,320,563
Allstate Corp. (The)	24,548	1,179,777
Ambac Financial Group Inc.	17,000	97,750
American Capital Strategies Ltd.[a]	8,568	292,683
American Express Co.	47,619	2,081,903
American International Group Inc.	106,624	4,611,488
Ameriprise Financial Inc.	9,996	518,293
Aon Corp.	12,580	505,716
Apartment Investment and Management Co. Class A	3,754	134,431
Assurant Inc.	4,692	285,555
AvalonBay Communities Inc.[a]	3,264	315,041
Bank of America Corp.	185,504	7,032,457
Bank of New York Mellon Corp. (The)	48,416	2,020,400
BB&T Corp.	22,508	721,606
Bear Stearns Companies Inc. (The)	5,236	54,926
Boston Properties Inc.	4,692	431,992
Capital One Financial Corp.	16,728	823,352
CB Richard Ellis Group Inc. Class Ab	9,248	200,127
Charles Schwab Corp. (The)	41,004	772,105
Chubb Corp.	15,912	787,326
Cincinnati Financial Corp.	7,820	297,473
CIT Group Inc.	9,996	118,453
Citigroup Inc.	216,852	4,644,970
CME Group Inc.	2,312	1,084,559
Comerica Inc.	6,868	240,929
Countrywide Financial Corp.	32,232	177,276
Developers Diversified Realty Corp.	5,168	216,436
Discover Financial Services LLC	20,060	328,382
E*TRADE Financial Corp.[a,b]	21,692	83,731
Equity Residential	10,812	448,590
Federal National Mortgage Association	42,160	1,109,651
Federated Investors Inc. Class B	3,876	151,784
Fifth Third Bancorp	22,508	470,867

SCHEDULES OF INVESTMENTS	65

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

March 31, 2008

Security	Shares	Value
First Horizon National Corp.[a]	8,092	$113,369
Franklin Resources Inc.	6,324	613,365
General Growth Properties Inc.	10,540	402,312
Genworth Financial Inc. Class A	19,788	448,000
Goldman Sachs Group Inc. (The)	16,592	2,744,151
Hartford Financial Services Group Inc. (The)	12,920	978,948
HCP Inc.	9,110	308,009
Host Hotels & Resorts Inc.	20,944	333,428
Hudson City Bancorp Inc.	20,060	354,661
Huntington Bancshares Inc.	18,292	196,639
Intercontinental Exchange Inc.[b]	2,924	381,582
Janus Capital Group Inc.	7,208	167,730
JPMorgan Chase & Co.	140,216	6,022,277
KeyCorp	17,408	382,106
Kimco Realty Corp.	10,064	394,207
Legg Mason Inc.	5,780	323,564
Lehman Brothers Holdings Inc.	22,236	836,963
Leucadia National Corp.	6,460	292,121
Lincoln National Corp.	11,016	572,832
Loews Corp.	18,700	752,114
M&T Bank Corp.	3,332	268,159
Marsh & McLennan Companies Inc.	21,964	534,823
Marshall & Ilsley Corp.	11,084	257,149
MBIA Inc.[a]	11,696	142,925
Merrill Lynch & Co. Inc.	38,734	1,578,023
MetLife Inc.	29,852	1,798,882
MGIC Investment Corp.[a]	5,644	59,431
Moody’s Corp.	9,792	341,055
Morgan Stanley	45,016	2,057,231
National City Corp.	29,988	298,381
Northern Trust Corp.	7,752	515,275
NYSE Euronext Inc.	11,560	713,368
Plum Creek Timber Co. Inc.	7,344	298,901
PNC Financial Services Group Inc. (The)	13,872	909,587
Principal Financial Group Inc.	11,832	659,279
Progressive Corp. (The)	29,376	472,072
ProLogis	9,928	584,362
Prudential Financial Inc.	19,040	1,489,880

Security	Shares	Value
Public Storage	5,100	$451,962
Regions Financial Corp.	29,648	585,548
Safeco Corp.	4,556	199,917
Simon Property Group Inc.	9,112	846,596
SLM Corp.[b]	22,440	344,454
Sovereign Bancorp Inc.	20,740	193,297
State Street Corp.	16,252	1,283,908
SunTrust Banks Inc.	13,940	768,652
T. Rowe Price Group Inc.	10,404	520,200
Torchmark Corp.	4,080	245,249
Toronto-Dominion Bank (The)	3,267	200,430
Travelers Companies Inc. (The)	27,064	1,295,012
U.S. Bancorp	70,584	2,284,098
Unum Group	14,960	329,270
Vornado Realty Trust	5,236	451,396
Wachovia Corp.	82,144	2,217,888
Washington Mutual Inc.	40,800	420,240
Wells Fargo & Co.	139,400	4,056,540
XL Capital Ltd. Class A	8,364	247,156
Zions Bancorporation	5,304	241,597

		81,097,467

TOTAL COMMON STOCKS (Cost: $257,854,854)		233,909,168

PREFERRED STOCKS – 0.99%

BRAZIL – 0.99%
Banco Bradesco SA SP ADR	44,404	1,232,655
Banco Itau Holding Financiera SA ADR	49,096	1,117,425

		2,350,080

TOTAL PREFERRED STOCKS (Cost: $ 1,482,332)		2,350,080

66	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL FINANCIALS SECTOR INDEX FUND

March 31, 2008

Security	Shares	Value
SHORT-TERM INVESTMENTS – 1.16%

MONEY MARKET FUNDS – 1.16%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.18%[d,e]	338,530	$338,530
BGI Cash Premier Fund LLC 3.22%[d,e,f]	2,428,423	2,428,423

		2,766,953

TOTAL SHORT-TERM INVESTMENTS (Cost: $2,766,953)		2,766,953

TOTAL INVESTMENTS IN SECURITIES – 100.43% (Cost: $262,104,139)		239,026,201

Other Assets, Less Liabilities – (0.43)%		(1,017,448)

NET ASSETS – 100.00%		$238,008,753

ADR – American Depositary Receipts

GDR – Global Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	67

Schedule of Investments

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

March 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.57%

AUSTRALIA – 0.87%
CSL Ltd.	160,244	$5,399,148

		5,399,148

BELGIUM – 0.22%
AGFA-Gevaert NV	38,704	303,576
UCB SA	31,388	1,094,437

		1,398,013

CANADA – 0.18%
Biovail Corp.	38,232	411,738
MDS Inc.[a]	35,753	696,906

		1,108,644

DENMARK – 1.54%
Novo Nordisk A/S Class B	139,712	9,588,733

		9,588,733

FRANCE – 4.35%
Essilor International SA	61,124	4,008,789
Sanofi-Aventis	305,856	23,030,289

		27,039,078

GERMANY – 0.81%
Fresenius Medical Care AG & Co. KGaA	54,174	2,734,049
Merck KGaA	18,880	2,335,566

		5,069,615

IRELAND – 0.46%
Elan Corp. PLC[a]	137,824	2,836,873

		2,836,873

JAPAN – 4.48%
Astellas Pharma Inc.	123,535	4,790,728
Daiichi Sankyo Co. Ltd.	194,893	5,766,413
Eisai Co. Ltd.	70,900	2,421,862
Taisho Pharmaceutical Co. Ltd.	59,000	1,171,879
Takeda Pharmaceutical Co. Ltd.	224,100	11,234,832
Terumo Corp.	47,200	2,465,866

		27,851,580

SWITZERLAND – 13.66%
Nobel Biocare Holding AG Bearer	7,892	1,843,235
Novartis AG Registered	801,456	41,245,751

Security	Shares	Value
Roche Holding AG Bearer	13,998	$2,841,917
Roche Holding AG Genusschein	206,500	39,022,143

		84,953,046

UNITED KINGDOM – 9.14%
AstraZeneca PLC	427,396	16,003,630
GlaxoSmithKline PLC	1,615,892	34,235,500
Shire PLC	163,076	3,155,245
Smith & Nephew PLC	261,937	3,469,798

		56,864,173

UNITED STATES – 63.86%
Abbott Laboratories	453,592	25,015,598
Aetna Inc.	150,568	6,337,407
Allergan Inc.	89,444	5,043,747
AmerisourceBergen Corp.	49,088	2,011,626
Amgen Inc.[a]	317,970	13,284,787
Applied Biosystems Group	48,616	1,597,522
Barr Pharmaceuticals Inc.[a]	31,388	1,516,354
Baxter International Inc.	185,496	10,725,379
Becton, Dickinson and Co.	71,681	6,153,814
Biogen Idec Inc.[a]	87,084	5,372,212
Boston Scientific Corp.[a]	391,981	5,044,795
Bristol-Myers Squibb Co.	578,672	12,325,714
C.R. Bard Inc.	30,208	2,912,051
Cardinal Health Inc.	105,578	5,543,901
Celgene Corp.[a]	127,204	7,796,333
CIGNA Corp.	81,184	3,293,635
Coventry Health Care Inc.[a]	45,548	1,837,862
Covidien Ltd.	145,303	6,429,658
Eli Lilly and Co.	288,392	14,878,143
Express Scripts Inc.[a]	73,396	4,720,831
Forest Laboratories Inc.[a]	91,096	3,644,751
Genzyme Corp.[a]	77,644	5,787,584
Gilead Sciences Inc.[a]	271,872	14,009,564
Hospira Inc.[a]	45,652	1,952,536
Humana Inc.[a]	49,324	2,212,675
IMS Health Inc.	56,640	1,190,006
Johnson & Johnson	836,620	54,271,539
King Pharmaceuticals Inc.[a]	71,272	620,066
Laboratory Corp. of America Holdings[a]	34,301	2,527,298
McKesson Corp.	84,488	4,424,637
Medco Health Solutions Inc.[a]	156,232	6,841,399
Medtronic Inc.	330,400	15,981,448

68	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL HEALTHCARE SECTOR INDEX FUND

March 31, 2008

Security	Shares	Value
Merck & Co. Inc.	639,560	$24,271,302
Millipore Corp.[a]	15,812	1,065,887
Mylan Inc.	88,972	1,032,075
Patterson Companies Inc.[a]	40,776	1,480,169
PerkinElmer Inc.	34,348	832,939
Pfizer Inc.	1,997,740	41,812,698
Quest Diagnostics Inc.	45,784	2,072,642
Schering-Plough Corp.	473,217	6,819,057
St. Jude Medical Inc.[a]	99,796	4,310,189
Stryker Corp.	69,620	4,528,781
Tenet Healthcare Corp.[a]	137,546	778,510
Thermo Fisher Scientific Inc.[a]	122,956	6,988,819
UnitedHealth Group Inc.	377,128	12,958,118
Varian Medical Systems Inc.[a]	37,760	1,768,678
Waters Corp.[a]	29,264	1,630,005
Watson Pharmaceuticals Inc.[a]	30,031	880,509
WellPoint Inc.[a]	158,139	6,978,674
Wyeth	391,760	16,359,898
Zimmer Holdings Inc.[a]	68,676	5,347,113

		397,220,935

TOTAL COMMON STOCKS (Cost: $661,413,426)		619,329,838

SHORT-TERM INVESTMENTS – 0.06%

MONEY MARKET FUNDS – 0.06%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.18%[b,c]	404,674	404,674

		404,674

TOTAL SHORT-TERM INVESTMENTS
(Cost: $404,674)		404,674

TOTAL INVESTMENTS IN SECURITIES – 99.63% (Cost: $661,818,100)		619,734,512

Other Assets, Less Liabilities – 0.37%		2,300,755

NET ASSETS – 100.00%		$622,035,267

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	69

Schedule of Investments

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

March 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.51%

AUSTRALIA – 1.87%
Brambles Ltd.	96,052	$875,057
Leighton Holdings Ltd.	8,742	341,550
Macquarie Airports	114,342	337,138
Macquarie Infrastructure Group	167,442	424,921
Qantas Airways Ltd.	128,325	460,366
Toll Holdings Ltd.	43,011	393,411
Transurban Group[a]	76,346	453,001

		3,285,444

BRAZIL – 0.16%
Empresa Brasileira de Aeronautica SA ADR	7,139	282,062

		282,062

CANADA – 1.78%
ACE Aviation Holdings Inc. Class Ab	4,736	97,162
Aeroplan Income Fund (U.S.)[c]	108	1,921
Bombardier Inc. Class Bb	96,229	513,009
Canadian National Railway Co.	31,034	1,505,348
Canadian Pacific Railway Ltd.	9,440	607,222
Jazz Air Income Fund[c]	133	1,024
SNC-Lavalin Group Inc.	9,499	411,788

		3,137,474

CHINA – 0.61%
China Communications Construction Co. Ltd. Class H	295,000	651,946
China COSCO Holdings Co. Ltd. Class H	177,000	429,375

		1,081,321

DENMARK – 1.14%
A.P. Moller - Maersk A/S Class B	62	694,268
Vestas Wind Systems A/Sb	11,977	1,313,175

		2,007,443

FINLAND – 0.61%
Kone OYJ Class B	13,334	549,127
Metso OYJ	9,735	527,555

		1,076,682

FRANCE – 5.52%
Air France-KLM	7,198	203,476
ALSTOM	6,608	1,437,837
Compagnie de Saint-Gobain	19,588	1,603,121

Security	Shares	Value
European Aeronautic Defence and Space Co.	28,899	$687,337
Safran SA	12,036	247,359
Schneider Electric SA	15,931	2,068,955
Thales SA	5,782	375,728
Vallourec SA	3,481	848,167
Vinci SA	30,798	2,234,597

		9,706,577

GERMANY – 5.18%
Deutsche Lufthansa AG Registered	12,154	329,900
Deutsche Post AG Registered	51,802	1,588,303
MAN AG	7,122	949,534
Siemens AG Registered	57,348	6,238,279

		9,106,016

HONG KONG – 0.66%
Hutchison Whampoa Ltd.	123,000	1,163,963

		1,163,963

ITALY – 0.76%
Atlantia SpA	18,467	560,365
Finmeccanica SpA	17,709	604,430
Pirelli & C. SpA[b]	188,677	165,778

		1,330,573

JAPAN – 14.79%
All Nippon Airways Co. Ltd.[a]	118,000	520,440
Asahi Glass Co. Ltd.	59,000	651,439
Central Japan Railway Co.	118	1,221,078
Dai Nippon Printing Co. Ltd.	8,000	127,473
Daikin Industries Ltd.	17,700	762,877
East Japan Railway Co.	236	1,965,580
Fanuc Ltd.	11,800	1,123,866
Fujikura Ltd.	30,000	135,631
Furukawa Electric Co. Ltd. (The)	59,000	190,868
ITOCHU Corp.	118,000	1,166,544
Japan Airlines Corp.[a,b]	118,000	307,048
JS Group Corp.	11,800	177,471
Kajima Corp.	59,000	167,157
Kintetsu Corp.	118,000	422,043
Komatsu Ltd.	53,100	1,475,074
Kubota Corp.	60,000	373,135
Marubeni Corp.	118,000	860,682
Matsushita Electric Works Ltd.	3,000	30,894

70	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

March 31, 2008

Security	Shares	Value
Mitsubishi Corp.	89,100	$2,694,439
Mitsubishi Electric Corp.	118,000	1,021,912
Mitsubishi Heavy Industries Ltd.	236,000	1,010,057
Mitsui & Co. Ltd.	118,000	2,394,736
Mitsui O.S.K. Lines Ltd.	66,000	799,015
NGK Insulators Ltd.	11,000	194,947
Nippon Express Co. Ltd.	59,000	339,649
Nippon Yusen Kabushiki Kaisha	60,000	564,224
NSK Ltd.	17,000	128,950
Obayashi Corp.	59,000	247,772
Odakyu Electric Railway Co. Ltd.	59,000	437,454
Secom Co. Ltd.	17,700	860,682
Shimizu Corp.	59,000	271,482
SMC Corp.	5,900	622,987
Sumitomo Corp.	70,800	933,947
Sumitomo Electric Industries Ltd.	47,200	598,447
Taisei Corp.	59,000	150,560
Tokyu Corp.	59,000	301,120
Toppan Printing Co. Ltd.	8,000	92,912
TOTO Ltd.[a]	7,000	66,318
West Japan Railway Co.	118	519,255
Yamato Holdings Co. Ltd.	6,000	88,009

		26,018,174

MEXICO – 0.27%
Alfa SAB de CV Series A	29,500	196,388
Grupo Carso SA de CV Series A1	64,900	273,616

		470,004

NETHERLANDS – 2.27%
Corporate Express NVa	11,918	139,180
Koninklijke Philips Electronics NV	68,617	2,634,457
Randstad Holding NVa	5,015	235,773
TNT NV	26,255	978,904

		3,988,314

NORWAY – 0.51%
Orkla ASA	52,333	664,235
Renewable Energy Corp. ASA[b]	8,673	242,351

		906,586

PORTUGAL – 0.15%
BRISA - Auto-estradas de Portugal SA	18,120	259,844

		259,844

Security	Shares	Value
SINGAPORE – 0.69%
Keppel Corp. Ltd.	74,000	$531,582
Singapore Airlines Ltd.	59,667	675,402

		1,206,984

SPAIN – 1.55%
Abertis Infraestructuras SA	23,246	760,263
Acciona SA	1,711	459,949
Actividades de Construcciones y Servicios SA	15,989	913,847
Grupo Ferrovial SA	4,602	335,364
Sacyr Vallehermoso SAa	7,493	261,207

		2,730,630

SWEDEN – 3.47%
Assa Abloy AB Class B	20,768	377,364
Atlas Copco AB Class A	46,433	794,771
Sandvik AB	70,918	1,234,797
Scania AB Class B	26,786	563,504
Securitas AB Class B	24,485	324,130
Skanska AB Class B	23,954	480,700
SKF AB Class B	29,736	599,238
Volvo AB Class A	37,406	558,256
Volvo AB Class B	76,784	1,165,366

		6,098,126

SWITZERLAND – 2.51%
ABB Ltd. Registered	146,320	3,944,079
Adecco SA Registered	8,142	472,113

		4,416,192

UNITED KINGDOM – 4.45%
BAE Systems PLC	218,772	2,109,912
BBA Aviation PLC	23,718	70,945
Biffa PLC	25,252	175,032
British Airways PLC[b]	35,813	166,735
Bunzl PLC	32,922	464,243
Capita Group PLC	38,881	524,318
Cobham PLC	66,670	265,013
Cookson Group PLC	14,160	186,870
Experian Group Ltd.	63,720	464,782
FirstGroup PLC	26,550	297,348
G4S PLC	74,871	338,906
Hays PLC	92,217	209,399
IMI PLC	37,642	340,214
Invensys PLC[b]	55,755	249,329

SCHEDULES OF INVESTMENTS	71

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

March 31, 2008

Security	Shares	Value
Rolls-Royce Group PLC[b]	115,164	$922,421
Rolls-Royce Group PLC Class Bc	10,493,504	20,856
Smiths Group PLC	19,529	364,851
Tomkins PLC	53,867	191,371
Wolseley PLC	43,719	460,525

		7,823,070

UNITED STATES – 50.56%
Allied Waste Industries Inc.[b]	19,411	209,833
Avery Dennison Corp.	6,372	313,821
Boeing Co. (The)	48,616	3,615,572
Burlington Northern Santa Fe Corp.	18,526	1,708,468
C.H. Robinson Worldwide Inc.	11,210	609,824
Caterpillar Inc.	40,790	3,193,449
Cintas Corp.	8,260	235,740
Cooper Industries Ltd.	12,218	490,553
CSX Corp.	26,078	1,462,193
Cummins Inc.	13,924	651,922
Danaher Corp.	15,635	1,188,729
Deere & Co.	29,146	2,344,504
Dover Corp.	13,157	549,699
Eaton Corp.	9,322	742,684
Emerson Electric Co.	50,327	2,589,827
Equifax Inc.	8,222	283,495
Expeditors International Washington Inc.	12,331	557,115
FedEx Corp.	19,293	1,787,882
Fluor Corp.	5,664	799,530
General Dynamics Corp.	25,016	2,085,584
General Electric Co.	634,073	23,467,042
Goodrich Corp.	7,906	454,674
Honeywell International Inc.	46,433	2,619,750
Illinois Tool Works Inc.	26,904	1,297,580
Ingersoll-Rand Co. Ltd. Class A	18,240	813,139
ITT Industries Inc.	11,800	611,358
Jacobs Engineering Group Inc.[b]	7,906	581,803
L-3 Communications Holdings Inc.	7,847	857,991
Lockheed Martin Corp.	21,712	2,156,002
Manitowoc Co. Inc. (The)	8,437	344,230
Masco Corp.	20,225	401,062
Monster Worldwide Inc.[b]	8,496	205,688
Norfolk Southern Corp.	23,739	1,289,503
Northrop Grumman Corp.	20,178	1,570,050
PACCAR Inc.	24,514	1,103,130

Security	Shares	Value
Pall Corp.	7,906	$277,263
Parker Hannifin Corp.	11,151	772,430
Pitney Bowes Inc.	9,971	349,184
Precision Castparts Corp.	8,223	839,404
R.R. Donnelley & Sons Co.	13,688	414,883
Raytheon Co.	26,904	1,738,267
Robert Half International Inc.	9,589	246,821
Rockwell Automation Inc.	10,089	579,310
Rockwell Collins Inc.	10,443	596,817
Ryder System Inc.	2,676	162,995
Southwest Airlines Co.	42,176	522,982
Terex Corp.[b]	6,787	424,188
Textron Inc.	15,635	866,492
3M Co.	44,545	3,525,737
Trane Inc.	10,509	482,363
Tyco International Ltd.	31,565	1,390,438
Union Pacific Corp.	16,579	2,078,675
United Parcel Service Inc. Class B	65,490	4,782,080
United Technologies Corp.	61,065	4,202,493
W.W. Grainger Inc.	5,573	425,721
Waste Management Inc.	31,565	1,059,321

		88,931,290

TOTAL COMMON STOCKS (Cost: $194,193,140)		175,026,769

SHORT-TERM INVESTMENTS – 1.03%

MONEY MARKET FUNDS – 1.03%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.18%[d,e]	62,764	62,764
BGI Cash Premier Fund LLC 3.22%[d,e,f]	1,752,232	1,752,232

		1,814,996

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,814,996)		1,814,996

TOTAL INVESTMENTS IN SECURITIES – 100.54% (Cost: $196,008,136)		176,841,765

Other Assets, Less Liabilities – (0.54)%		(944,842)

NET ASSETS – 100.00%		$175,896,923

72	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL INDUSTRIALS SECTOR INDEX FUND

March 31, 2008

ADR – American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See
Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	73

Schedule of Investments

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

March 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.52%

AUSTRALIA – 8.54%
ConnectEast Group	261,393	$312,582
Macquarie Airports	336,402	991,883
Macquarie Infrastructure Group	547,646	1,389,774
Transurban Group	255,156	1,513,975

		4,208,214

AUSTRIA – 0.61%
Flughafen Wien AG	2,486	300,678

		300,678

BRAZIL – 0.43%
Companhia de Saneamento Basico do Estado de Sao Paulo ADR	1,342	59,491
CPFL Energia SA ADR	627	38,234
Ultrapar Participacoes SA SP ADR	3,300	113,751

		211,476

CANADA – 7.98%
Enbridge Inc.	40,755	1,681,360
Pembina Pipeline Income Fund	5,760	91,504
TransCanada Corp.	56,001	2,158,608

		3,931,472

CHILE – 0.22%
Enersis SA SP ADR	6,193	109,492

		109,492

CHINA – 5.60%
China Merchants Holdings (International) Co. Ltd.	242,000	1,148,924
COSCO Pacific Ltd.	308,000	600,736
Dalian Port (PDA) Co. Ltd. Class H	352,000	194,479
Guangdong Investment Ltd.	154,000	76,576
Jiangsu Expressway Co. Ltd. Class H	396,000	356,168
Zhejiang Expressway Co. Ltd. Class H	440,000	382,174

		2,759,057

DENMARK – 0.21%
A/S Dampskibsselskabet TORM	3,476	103,403

		103,403

FRANCE – 8.34%
Aeroports de Paris	5,654	646,306
Electricite de France	5,302	462,995

Security	Shares	Value
Societe des Autoroutes Paris-Rhin-Rhone	4,774	$579,451
Suez SA	28,688	1,889,671
Veolia Environnement	7,590	531,101

		4,109,524

GERMANY – 8.81%
E.ON AG	12,386	2,301,372
Fraport AG	9,141	662,225
RWE AG	11,176	1,378,817

		4,342,414

ITALY – 6.30%
Atlantia SpA	62,755	1,904,246
Autostrada Torino-Milano SpA	9,125	175,677
Enel SpA	96,239	1,024,770

		3,104,693

JAPAN – 5.78%
Chubu Electric Power Co. Inc.	14,300	357,733
Japan Airport Terminal Co. Ltd.	20,900	458,798
Kamigumi Co. Ltd.	66,000	522,510
Kansai Electric Power Co. Inc. (The)	16,500	411,112
Mitsubishi Logistics Corp.	33,000	423,710
Tokyo Electric Power Co. Inc. (The)	25,300	677,395

		2,851,258

MEXICO – 0.60%
Grupo Aeroportuario del Sureste SA de CV Series B ADR	5,236	298,400

		298,400

NETHERLANDS – 1.73%
Royal Vopak NV	7,730	488,106
Smit Internationale NV	3,564	364,253

		852,359

NEW ZEALAND – 0.79%
Auckland International Airport Ltd.	218,350	391,400

		391,400

NORWAY – 0.56%
Frontline Ltd.[a]	6,061	277,899

		277,899

PORTUGAL – 2.08%
BRISA - Auto-estradas de Portugal SA	71,511	1,025,480

		1,025,480

74	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL INFRASTRUCTURE INDEX FUND

March 31, 2008

Security	Shares	Value
RUSSIA – 0.50%
RAO Unified Energy System of Russia GDR Reg Sb	2,372	$246,095

		246,095

SOUTH KOREA – 0.37%
Korea Electric Power Corp. SP ADR	12,001	180,495

		180,495

SPAIN – 9.39%
Abertis Infraestructuras SA	69,542	2,274,379
Cintra Concesiones de Infraestructuras de Transporte SAa	43,056	639,262
Iberdrola SA	110,253	1,715,568

		4,629,209

SWITZERLAND – 0.74%
Flughafen Zurich AG Registered	869	365,506

		365,506

UNITED KINGDOM – 5.37%
BBA Aviation PLC	105,050	314,224
Centrica PLC	90,640	537,288
Forth Ports PLC	10,098	412,635
National Grid PLC	61,061	839,196
Scottish & Southern Energy PLC	19,404	541,459

		2,644,802

UNITED STATES – 24.57%
American Electric Power Co. Inc.	9,482	394,736
Crosstex Energy Inc.	4,521	153,488
Dominion Resources Inc.	15,807	645,558
Duke Energy Corp.	28,655	511,492
El Paso Corp.	79,156	1,317,156
Entergy Corp.	4,477	488,351
Exelon Corp.	15,103	1,227,421
FirstEnergy Corp.	7,018	481,575
FPL Group Inc.	8,635	541,760
General Maritime Corp.	4,147	97,911
Kinder Morgan Inc.[c]	54,880	5
Kinder Morgan Management LLC[b]	6,641	338,492
Nordic American Tanker Shipping Ltd.	3,910	109,480
PG&E Corp.	8,877	326,851
PPL Corp.	8,899	408,642
Public Service Enterprise Group Inc.	11,550	464,194
Ship Finance International Ltd.	4,950	130,086
Southern Co. (The)	17,314	616,552
Spectra Energy Corp.	68,453	1,557,306

Security	Shares	Value
Teekay Corp.	5,379	$228,446
Williams Companies Inc. (The)	62,865	2,073,288

		12,112,790

TOTAL COMMON STOCKS (Cost: $50,943,828)		49,056,116

PREFERRED STOCKS – 0.22%

BRAZIL – 0.22%
Companhia Energetica de Minas Gerais SP ADR	5,995	108,150

		108,150

TOTAL PREFERRED STOCKS
(Cost: $110,548)		108,150

SHORT-TERM INVESTMENTS – 0.72%

MONEY MARKET FUNDS – 0.72%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.18%[d,e]	28,196	28,196
BGI Cash Premier Fund LLC 3.22%[d,e,f]	326,220	326,220

		354,416

TOTAL SHORT-TERM INVESTMENTS
(Cost: $354,416)		354,416

TOTAL INVESTMENTS IN SECURITIES – 100.46% (Cost: $51,408,792)		49,518,682

Other Assets, Less Liabilities – (0.46)%		(227,026)

NET ASSETS – 100.00%		$49,291,656

ADR – American Depositary Receipts

GDR – Global Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See
Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	75

Schedule of Investments

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

March 31, 2008

Security	Shares	Value
COMMON STOCKS – 96.18%

AUSTRALIA – 9.81%
Alumina Ltd.	220,523	$1,147,435
Amcor Ltd.	183,136	1,195,306
BHP Billiton Ltd.	642,308	20,996,508
BlueScope Steel Ltd.	124,218	1,119,183
Fortescue Metals Group Ltd.[a]	238,548	1,417,608
Lihir Gold Ltd.[a]	310,133	1,016,347
Newcrest Mining Ltd.	87,241	2,657,518
Orica Ltd.	64,838	1,724,128
Rio Tinto Ltd.	54,796	6,127,515
Zinifex Ltd.	101,455	924,280

		38,325,828

AUSTRIA – 0.38%
voestalpine AG	21,508	1,499,542

		1,499,542

BELGIUM – 0.74%
Solvay SA	13,097	1,677,245
Umicore	23,175	1,210,355

		2,887,600

BRAZIL – 3.25%
Companhia Siderurgica Nacional SP ADR	89,931	3,236,617
Companhia Vale do Rio Doce ADR	272,847	9,451,420

		12,688,037

CANADA – 9.58%
Agnico-Eagle Mines Ltd.	27,295	1,852,032
Agrium Inc.	30,076	1,868,959
Barrick Gold Corp.	166,294	7,273,792
First Quantum Minerals Ltd.	11,536	935,877
Fording Canadian Coal Trust	24,411	1,278,541
Goldcorp Inc.	135,342	5,261,724
Inmet Mining Corp.	7,931	579,723
Kinross Gold Corp.	115,875	2,586,168
Lundin Mining Corp.[a]	67,723	462,025
NOVA Chemicals Corp.	22,683	546,267
Potash Corp. of Saskatchewan Inc.	61,153	9,506,265
Teck Cominco Ltd. Class B	82,709	3,392,838
Yamana Gold Inc.	128,235	1,882,188

		37,426,399

Security	Shares	Value
CHILE – 0.45%
Sociedad Quimica y Minera de Chile SA SP ADR	74,470	$1,741,109

		1,741,109
DENMARK – 0.19%
Novozymes A/S Class B	8,034	754,535

		754,535
FINLAND – 0.79%
Stora Enso OYJ Class R	122,043	1,413,631
UPM-Kymmene OYJ	93,318	1,663,504

		3,077,135
FRANCE – 3.27%
Lafarge SA	32,356	5,647,870
L’Air Liquide SA	46,507	7,116,501

		12,764,371
GERMANY – 8.78%
ALTANA AG	19,007	402,370
BASF SE	97,276	13,149,571
Bayer AG	147,116	11,832,798
Linde AG	25,691	3,643,019
Salzgitter AG	6,968	1,216,624
ThyssenKrupp AG	70,789	4,064,994

		34,309,376
IRELAND – 1.00%
CRH PLC	102,704	3,918,770

		3,918,770
JAPAN – 8.61%
Asahi Kasei Corp.	238,000	1,243,382
JFE Holdings Inc.	96,900	4,302,989
JSR Corp.	43,700	990,039
Kobe Steel Ltd.	515,000	1,469,433
Kuraray Co. Ltd.	64,500	769,840
Mitsubishi Chemical Holdings Corp.	228,500	1,512,850
Mitsubishi Materials Corp.	206,000	896,147
Mitsui Chemicals Inc.	140,000	928,317
Mitsui Mining & Smelting Co. Ltd.	103,000	322,861
Nippon Paper Group Inc.	213	505,028
Nippon Steel Corp.	1,030,000	5,225,800
Nitto Denko Corp.	31,600	1,336,575
Oji Paper Co. Ltd.	131,000	590,938

76	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

March 31, 2008

Security	Shares	Value
Shin-Etsu Chemical Co. Ltd.	72,300	$3,740,845
Sumitomo Chemical Co. Ltd.	309,000	1,980,630
Sumitomo Metal Industries Ltd.	721,000	2,738,112
Sumitomo Metal Mining Co. Ltd.	110,000	2,050,033
Teijin Ltd.	208,000	877,681
Toray Industries Inc.	239,000	1,553,554
Toyo Seikan Kaisha Ltd.	32,100	610,492

		33,645,546

MEXICO – 1.09%
Cemex SAB de CV Series CPO[a]	1,614,147	4,255,322

		4,255,322

NETHERLANDS – 4.89%
Akzo Nobel NV	56,664	4,562,972
ArcelorMittal	152,028	12,497,683
Koninklijke DSM NV	42,136	2,039,720

		19,100,375

NORWAY – 0.43%
Norsk Hydro ASA	114,330	1,669,363

		1,669,363

PORTUGAL – 0.18%
CIMPOR - Cimentos de Portugal SGPS SA	79,192	720,276

		720,276

SOUTH KOREA – 1.77%
POSCO ADR	58,089	6,911,429

		6,911,429

SPAIN – 0.15%
Acerinox SA	21,335	593,640

		593,640

SWEDEN – 0.96%
Boliden AB	51,088	544,915
Holmen AB Class Ba	13,220	458,134
SSAB Svenskt Stal AB Class A	23,793	670,061
Svenska Cellulosa AB Class Ba	114,433	2,088,951

		3,762,061

SWITZERLAND – 2.96%
Ciba Holding AG Registered	7,622	279,125
Clariant AG Registered[a]	47,380	405,752
Givaudan SA Registered	1,236	1,227,815

Security	Shares	Value
Holcim Ltd. Registered	37,926	$3,999,476
Syngenta AG Registered	19,271	5,669,947

		11,582,115

TAIWAN – 1.68%
China Steel Corp. SP GDR[b]	211,307	6,550,517

		6,550,517

UNITED KINGDOM – 14.93%
Anglo American PLC	252,144	15,174,404
BHP Billiton PLC	425,699	12,648,848
Johnson Matthey PLC	39,160	1,560,502
Lonmin PLC	29,561	1,804,289
Rexam PLC	121,000	1,025,679
Rio Tinto PLC	169,381	17,616,619
Xstrata PLC	121,540	8,519,848

		58,350,189

UNITED STATES – 20.29%
Air Products and Chemicals Inc.	42,168	3,879,456
Alcoa Inc.	157,796	5,690,124
Allegheny Technologies Inc.	18,762	1,338,856
Ashland Inc.	13,295	628,853
Ball Corp.	21,218	974,755
Bemis Co. Inc.	15,038	382,416
Dow Chemical Co. (The)	186,248	6,863,239
E.I. du Pont de Nemours and Co.	179,426	8,389,960
Eastman Chemical Co.	18,270	1,140,961
Ecolab Inc.	37,286	1,619,331
Freeport-McMoRan Copper & Gold Inc.	73,027	7,026,658
Hercules Inc.	29,046	531,251
International Flavors & Fragrances Inc.	15,872	699,162
International Paper Co.	79,023	2,149,426
MeadWestvaco Corp.	32,244	877,682
Monsanto Co.	103,967	11,592,320
Newmont Mining Corp.	85,387	3,868,031
Nucor Corp.	50,728	3,436,315
Pactiv Corp.[a]	28,222	739,699
PPG Industries Inc.	33,615	2,034,044
Praxair Inc.	60,128	5,064,581
Rohm & Haas Co.	28,428	1,537,386
Sealed Air Corp.	31,724	801,031
Sigma-Aldrich Corp.	26,574	1,585,139

SCHEDULES OF INVESTMENTS	77

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL MATERIALS SECTOR INDEX FUND

March 31, 2008

Security	Shares	Value
United States Steel Corp.	21,156	$2,684,062
Vulcan Materials Co.	17,819	1,183,182
Weyerhaeuser Co.	39,380	2,561,275

		79,279,195

TOTAL COMMON STOCKS (Cost: $370,215,654)		375,812,730

PREFERRED STOCKS – 3.39%

BRAZIL – 3.39%
Aracruz Celulose SA SP ADR	11,433	780,417
Companhia Vale do Rio Doce SP ADR	363,384	10,592,644
Gerdau SA SP ADR	61,648	1,884,579

		13,257,640

TOTAL PREFERRED STOCKS
(Cost: $11,246,785)		13,257,640

SHORT-TERM INVESTMENTS – 0.48%

MONEY MARKET FUNDS – 0.48%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.18%[c,d]	200,228	200,228
BGI Cash Premier Fund LLC 3.22%[c,d,e]	1,675,547	1,675,547

		1,875,775

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,875,775)		1,875,775

TOTAL INVESTMENTS IN SECURITIES – 100.05% (Cost: $383,338,214)		390,946,145

Other Assets, Less Liabilities – (0.05)%		(196,901)

NET ASSETS – 100.00%		$390,749,244

ADR – American Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

SP GDR – Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See
Note 5.

See notes to financial statements.

78	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

March 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.77%

CANADA – 2.03%
Research In Motion Ltd.[a]	71,260	$8,020,874

		8,020,874

FINLAND – 4.72%
Nokia OYJ	587,162	18,644,966

		18,644,966

FRANCE – 1.23%
Alcatel-Lucent	354,566	2,033,816
Cap Gemini SA	22,010	1,257,975
Dassault Systemes SA	7,420	432,436
STMicroelectronics NV	106,400	1,136,338

		4,860,565

GERMANY – 1.89%
Infineon Technologies AGa	122,360	862,791
SAP AG	132,580	6,613,307

		7,476,098

JAPAN – 11.17%
Advantest Corp.[b]	28,000	727,181
Canon Inc.	182,800	8,429,718
FUJIFILM Holdings Corp.	74,800	2,652,775
Fujitsu Ltd.	282,000	1,847,230
Hirose Electric Co. Ltd.	3,700	415,964
Hitachi Ltd.	473,000	2,808,490
Hoya Pentax HD Corp.	56,000	1,316,522
Keyence Corp.	4,000	921,083
Konica Minolta Holdings Inc.	79,000	1,074,657
Kyocera Corp.	28,000	2,354,548
Murata Manufacturing Co. Ltd.	14,000	696,238
NEC Corp.	299,000	1,141,508
Nintendo Co. Ltd.	16,700	8,623,901
NTT Data Corp.	205	897,976
Ricoh Co. Ltd.	140,000	2,303,913
Rohm Co. Ltd.	15,000	929,823
TDK Corp.	18,200	1,076,988
Tokyo Electron Ltd.	28,000	1,704,727
Toshiba Corp.	447,000	2,990,928
Yahoo! Japan Corp.	2,380	1,238,600

		44,152,770

Security	Shares	Value
NETHERLANDS – 0.42%
ASML Holding NVa	67,526	$1,667,034

		1,667,034

SOUTH KOREA – 3.02%
Samsung Electronics Co. Ltd. GDR[c]	38,281	11,953,242

		11,953,242

SWEDEN – 1.10%
Telefonaktiebolaget LM Ericsson AB Class B	2,215,920	4,357,141

		4,357,141

TAIWAN – 4.36%
AU Optronics Corp. SP ADR	156,660	2,692,985
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	1,055,701	10,842,049
United Microelectronics Corp. SP ADR[b]	1,102,024	3,724,841

		17,259,875

UNITED KINGDOM – 0.48%
ARM Holdings PLC	233,800	408,916
Electrocomponents PLC	57,260	206,839
LogicaCMG PLC	210,000	441,374
Misys PLC	79,660	219,279
Sage Group PLC	168,280	629,113

		1,905,521

UNITED STATES – 69.35%
Adobe Systems Inc.[a]	86,800	3,089,212
Advanced Micro Devices Inc.[a,b]	92,920	547,299
Affiliated Computer Services Inc. Class Aa	11,486	575,563
Agilent Technologies Inc.[a]	60,480	1,804,118
Akamai Technologies Inc.[a]	25,620	721,459
Altera Corp.	53,760	990,797
Analog Devices Inc.	47,180	1,392,754
Apple Inc.[a]	131,600	18,884,600
Applied Materials Inc.	211,400	4,124,414
Autodesk Inc.[a]	35,204	1,108,222
Automatic Data Processing Inc.	76,381	3,237,791
BMC Software Inc.[a]	29,680	965,194
Broadcom Corp. Class Aa	73,360	1,413,647
CA Inc.	57,540	1,294,650

SCHEDULES OF INVESTMENTS	79

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

March 31, 2008

Security	Shares	Value
Ciena Corp.[a,b]	13,446	$414,540
Cisco Systems Inc.[a]	907,480	21,861,193
Citrix Systems Inc.[a]	29,260	858,196
Cognizant Technology Solutions Corp.[a]	44,380	1,279,475
Computer Sciences Corp.[a]	24,115	983,651
Compuware Corp.[a]	41,860	307,252
Convergys Corp.[a]	10,260	154,516
Corning Inc.	236,740	5,691,230
Dell Inc.[a]	337,120	6,715,430
eBay Inc.[a]	171,840	5,127,706
Electronic Arts Inc.[a]	47,880	2,390,170
Electronic Data Systems Corp.	82,740	1,377,621
EMC Corp.[a]	321,300	4,607,442
Fidelity National Information Services Inc.	24,247	924,781
Fiserv Inc.[a]	21,560	1,036,820
Google Inc. Class Aa	34,765	15,312,940
Hewlett-Packard Co.	386,687	17,656,128
Intel Corp.	881,300	18,665,934
International Business Machines Corp.	205,440	23,654,362
Intuit Inc.[a]	49,067	1,325,300
Jabil Circuit Inc.	32,060	303,288
JDS Uniphase Corp.[a]	33,656	450,654
Juniper Networks Inc.[a]	79,100	1,977,500
KLA-Tencor Corp.	28,140	1,043,994
Lexmark International Inc. Class Aa	14,560	447,283
Linear Technology Corp.	35,280	1,082,743
LSI Corp.[a]	115,220	570,339
MEMC Electronic Materials Inc.[a]	37,069	2,628,192
Microchip Technology Inc.	33,059	1,082,021
Micron Technology Inc.[a]	123,200	735,504
Microsoft Corp.	1,206,245	34,233,233
Molex Inc.	22,820	528,511
Motorola Inc.	338,240	3,145,632
National Semiconductor Corp.	37,660	689,931
NetApp Inc.[a]	54,460	1,091,923
Novell Inc.[a]	56,560	355,762
Novellus Systems Inc.[a]	18,340	386,057
NVIDIA Corp.[a]	85,260	1,687,295

Security	Shares	Value
Oracle Corp.[a]	591,780	$11,575,217
Paychex Inc.	49,140	1,683,536
QLogic Corp.[a]	22,260	341,691
QUALCOMM Inc.	244,020	10,004,820
SanDisk Corp.[a]	35,420	799,429
Sun Microsystems Inc.[a]	126,140	1,958,954
Symantec Corp.[a]	130,340	2,166,251
Tellabs Inc.[a]	59,780	325,801
Teradata Corp.[a]	25,620	565,177
Teradyne Inc.[a]	28,840	358,193
Texas Instruments Inc.	212,520	6,007,940
Total System Services Inc.	5,386	127,433
Tyco Electronics Ltd.	75,461	2,589,822
Unisys Corp.[a]	61,787	273,716
VeriSign Inc.[a]	34,440	1,144,786
Western Union Co.	112,140	2,385,218
Xerox Corp.	137,900	2,064,363
Xilinx Inc.	45,920	1,090,600
Yahoo! Inc.[a]	202,449	5,856,850

		274,254,066

TOTAL COMMON STOCKS (Cost: $438,597,832)		394,552,152

SHORT-TERM INVESTMENTS –0.38%

MONEY MARKET FUNDS – 0.38%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.18%[d,e]	222,830	222,830
BGI Cash Premier Fund LLC 3.22%[d,e,f]	1,294,372	1,294,372

		1,517,202

TOTAL SHORT-TERM INVESTMENTS (Cost: $1,517,202)		1,517,202

TOTAL INVESTMENTS IN SECURITIES – 100.15% (Cost: $440,115,034)		396,069,354

Other Assets, Less Liabilities – (0.15)%		(598,279)

NET ASSETS – 100.00%		$395,471,075

80	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL TECHNOLOGY SECTOR INDEX FUND

March 31, 2008

GDR – Global Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	81

Schedule of Investments

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

March 31, 2008

Security	Shares	Value
COMMON STOCKS – 98.94%

AUSTRALIA – 2.68%
Telstra Corp. Ltd.	2,155,695	$8,658,435
Telstra Corp. Ltd. Instalment Receipts	1,419,046	3,640,007

		12,298,442

AUSTRIA – 0.52%
Telekom Austria AG	116,117	2,408,471

		2,408,471

BELGIUM – 0.50%
Belgacom SA	52,060	2,313,891

		2,313,891

CANADA – 4.76%
BCE Inc.	300,990	10,193,853
Rogers Communications Inc. Class B	185,909	6,689,499
TELUS Corp.	114,121	4,971,696

		21,855,048

CHILE – 0.15%
Compania de Telecomunicaciones de Chile SA SP ADR	81,298	691,033

		691,033

CHINA – 5.10%
China Mobile Ltd.	1,575,500	23,441,657

		23,441,657

FRANCE – 5.03%
Bouygues SA	95,078	6,062,391
France Telecom SA	505,667	17,066,724

		23,129,115

GERMANY – 3.64%
Deutsche Telekom AG Registered	1,000,374	16,723,255

		16,723,255

GREECE – 0.74%
Hellenic Telecommunications Organization SA SP ADR	240,643	3,390,660

		3,390,660

ITALY – 1.52%
Telecom Italia SpA	3,315,811	6,961,641

		6,961,641

Security	Shares	Value
JAPAN – 5.27%
Nippon Telegraph and Telephone Corp.	2,740	$11,837,042
NTT DoCoMo Inc.	5,206	7,897,785
SoftBank Corp.[a]	246,600	4,476,879

		24,211,706

MEXICO – 5.60%
America Movil SAB de CV Series L	1,524,700	4,848,576
America Movil SAB de CV Series L ADR	270,387	17,220,948
Telefonos de Mexico SAB de CV Series L SP ADR	98,044	3,686,454

		25,755,978

NETHERLANDS – 2.34%
Koninklijke KPN NV	635,543	10,775,431

		10,775,431

NEW ZEALAND – 0.20%
Telecom Corp. of New Zealand Ltd.	304,705	915,113

		915,113

NORWAY – 1.12%
Telenor ASA[a]	269,250	5,165,912

		5,165,912

PORTUGAL – 0.88%
Portugal Telecom SGPS SP ADR	350,670	4,057,252

		4,057,252

SINGAPORE – 1.52%
Singapore Telecommunications Ltd.	2,466,550	6,997,940

		6,997,940

SOUTH KOREA – 0.61%
SKTelecom Co. Ltd. ADR	129,055	2,788,879

		2,788,879

SPAIN – 10.10%
Telefonica SA	1,610,161	46,435,127

		46,435,127

SWEDEN – 1.29%
TeliaSonera AB	736,786	5,926,642

		5,926,642

SWITZERLAND – 0.67%
Swisscom AG Registered	1,967	676,681
Swisscom AG SP ADR	70,670	2,420,448

		3,097,129

82	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL TELECOMMUNICATIONS SECTOR INDEX FUND

March 31, 2008

Security	Shares	Value
TAIWAN – 1.06%
Chunghwa Telecom Co. Ltd. SP ADR	187,304	$4,873,650

		4,873,650

UNITED KINGDOM – 14.62%
BT Group PLC	2,734,383	11,806,639
Cable & Wireless PLC	837,344	2,478,025
Vodafone Group PLC	17,646,292	52,923,656

		67,208,320

UNITED STATES – 29.02%
American Tower Corp. Class Aa	139,927	5,486,538
AT&T Inc.	2,029,792	77,741,034
CenturyTel Inc.	37,908	1,260,062
Citizens Communications Co.	115,569	1,212,319
Embarq Corp.	51,757	2,075,456
Qwest Communications International Inc.	372,603	1,687,892
Sprint Nextel Corp.	965,987	6,462,453
Verizon Communications Inc.	974,892	35,534,813
Windstream Corp.	162,179	1,938,039

		133,398,606

TOTAL COMMON STOCKS (Cost: $471,680,647)		454,820,898

PREFERRED STOCKS – 0.74%

BRAZIL – 0.74%
Brasil Telecom Participacoes SA ADR	15,633	1,023,336
Tele Norte Leste Participacoes SA ADR	88,804	2,356,858

		3,380,194

TOTAL PREFERRED STOCKS (Cost: $2,636,714)		3,380,194

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.02%

MONEY MARKET FUNDS – 0.02%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.18%[b,c]	81,793	$81,793

		81,793

TOTAL SHORT-TERM INVESTMENTS (Cost: $81,793)		81,793

TOTAL INVESTMENTS IN SECURITIES – 99.70% (Cost: $474,399,154)		458,282,885

Other Assets, Less Liabilities – 0.30%		1,391,730

NET ASSETS – 100.00%		$459,674,615

ADR – American Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	83

Schedule of Investments

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

March 31, 2008

Security	Shares	Value
COMMON STOCKS – 98.95%

AUSTRALIA – 0.36%
AGL Energy Ltd.	107,365	$1,082,010

		1,082,010

BRAZIL – 0.24%
Centrais Eletricas Brasileiras SA SP ADR	47,485	723,477

		723,477

CANADA – 0.53%
TransAlta Corp.	50,682	1,577,190

		1,577,190

CHILE – 0.82%
Empresa Nacional de Electricidad SA SP ADR	26,889	1,314,872
Enersis SA SP ADR	64,027	1,131,997

		2,446,869
FINLAND – 1.49%
Fortum OYJ[a]	108,664	4,444,057

		4,444,057
FRANCE – 10.77%
Electricite de France	56,494	4,933,313
Suez SA	321,574	21,181,997
Veolia Environnement	86,104	6,025,018

		32,140,328
GERMANY – 15.03%
E.ON AG	165,722	30,791,866
RWE AG	114,210	14,090,438

		44,882,304
HONG KONG – 2.11%
CLP Holdings Ltd.	423,000	3,481,135
Hong Kong and China Gas Co. Ltd. (The)	940,500	2,827,717

		6,308,852

ITALY – 4.12%
Enel SpA	1,034,005	11,010,267
Snam Rete Gas SpA	200,317	1,278,378

		12,288,645

JAPAN – 7.60%
Chubu Electric Power Co. Inc.	159,800	3,997,609
Kansai Electric Power Co. Inc. (The)	178,600	4,449,972

Security	Shares	Value
Kyushu Electric Power Co. Inc.	103,400	$2,529,552
Osaka Gas Co. Ltd.	470,000	1,879,339
Tokyo Electric Power Co. Inc. (The)	282,000	7,550,409
Tokyo Gas Co. Ltd.	564,000	2,283,538

		22,690,419

PORTUGAL – 1.23%
Energias de Portugal SA	602,266	3,664,591

		3,664,591

SPAIN – 9.65%
Gas Natural SDG SA	78,396	4,867,033
Iberdrola SA	1,231,682	19,165,318
Red Electrica de Espana SA	25,944	1,594,229
Union Fenosa SA	47,376	3,195,715

		28,822,295

UNITED KINGDOM – 10.72%
British Energy Group PLC	253,612	3,288,951
Centrica PLC	917,070	5,436,133
Drax Group PLC	82,250	879,479
International Power PLC	375,436	2,969,793
National Grid PLC	628,296	8,635,025
Scottish & Southern Energy PLC	216,482	6,040,822
Severn Trent PLC	60,066	1,694,019
United Utilities PLC	222,216	3,049,623

		31,993,845

UNITED STATES – 34.28%
AES Corp. (The)[a]	167,226	2,787,657
Allegheny Energy Inc.	41,736	2,107,668
Ameren Corp.	52,365	2,306,155
American Electric Power Co. Inc.	99,172	4,128,530
CenterPoint Energy Inc.	83,378	1,189,804
Consolidated Edison Inc.	68,059	2,701,942
Constellation Energy Group Inc.	43,919	3,876,730
Dominion Resources Inc.	141,752	5,789,152
DTE Energy Co.	41,749	1,623,619
Duke Energy Corp.	314,532	5,614,396
Dynegy Inc. Class Aa	125,678	991,599
Edison International	80,380	3,940,228
Entergy Corp.	47,394	5,169,738
Exelon Corp.	164,195	13,344,128
FirstEnergy Corp.	75,878	5,206,748
FPL Group Inc.	100,392	6,298,594

84	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P GLOBAL UTILITIES SECTOR INDEX FUND

March 31, 2008

Security	Shares	Value
Integrys Energy Group Inc.	20,227	$943,387
NiSource Inc.	72,162	1,244,073
Pepco Holdings Inc.	50,854	1,257,111
PG&E Corp.	88,924	3,274,182
Pinnacle West Capital Corp.	26,891	943,336
PPL Corp.	92,793	4,261,055
Progress Energy Inc.	64,580	2,692,986
Public Service Enterprise Group Inc.	125,230	5,032,994
Questar Corp.	43,074	2,436,266
Sempra Energy	65,165	3,471,991
Southern Co. (The)	187,629	6,681,469
TECO Energy Inc.	54,635	871,428
Xcel Energy Inc.	107,919	2,152,984

		102,339,950

TOTAL COMMON STOCKS (Cost: $302,392,489)		295,404,832

PREFERRED STOCKS – 0.75%

BRAZIL – 0.75%
Centrais Eletricas Brasileiras SA ADR	45,976	666,565
Companhia Energetica de Minas Gerais SP ADR	65,065	1,173,773
Companhia Paranaense de Energia SP ADR	24,165	394,614

		2,234,952

TOTAL PREFERRED STOCKS (Cost: $2,159,392)		2,234,952

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.09%

MONEY MARKET FUNDS – 0.09%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.18%[b,c]	277,280	$277,280

		277,280

TOTAL SHORT-TERM INVESTMENTS (Cost: $277,280)		277,280

TOTAL INVESTMENTS IN SECURITIES – 99.79% (Cost: $304,829,161)		297,917,064

Other Assets, Less Liabilities – 0.21%		617,909

NET ASSETS – 100.00%		$298,534,973

ADR – American Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	85

Schedule of Investments

iSHARES® S&P ASIA 50 INDEX FUND

March 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.52%

CHINA – 23.63%
China Communications Construction Co. Ltd. Class H	63,000	$139,229
China Construction Bank Class H	471,000	351,608
China COSCO Holdings Co. Ltd. Class H	27,000	65,498
China Life Insurance Co. Ltd. Class H	105,000	360,890
China Mobile Ltd.	70,500	1,048,960
CNOOC Ltd.	207,000	305,865
Industrial and Commercial Bank of China Class H	645,000	449,180
PetroChina Co. Ltd. Class H	264,000	329,709

		3,050,939

HONG KONG – 17.28%
BOC Hong Kong (Holdings) Ltd.	51,000	122,801
Cheung Kong (Holdings) Ltd.	21,000	298,155
CLP Holdings Ltd.	24,000	197,511
Esprit Holdings Ltd.	14,700	176,411
Hang Seng Bank Ltd.	10,200	184,660
Hong Kong and China Gas Co. Ltd. (The)	51,000	153,337
Hong Kong Exchanges and Clearing Ltd.	15,000	257,489
Hutchison Whampoa Ltd.	30,000	283,893
Li & Fung Ltd.	30,000	111,206
Sun Hung Kai Properties Ltd.	21,000	327,566
Swire Pacific Ltd. Class A	10,500	118,453

		2,231,482

SINGAPORE – 8.67%
DBS Group Holdings Ltd.	15,000	195,915
Keppel Corp. Ltd.	18,000	129,304
Oversea-Chinese Banking Corp.	39,000	229,220
Singapore Airlines Ltd.	6,000	67,917
Singapore Telecommunications Ltd.	87,000	246,831
United Overseas Bank Ltd.	18,000	249,987

		1,119,174

Security	Shares	Value
SOUTH KOREA – 25.46%
Hyundai Heavy Industries Co. Ltd.	570	$213,243
Hyundai Motor Co. Ltd.	2,550	203,155
Kookmin Bank	5,010	280,258
KT&G Corp.	2,025	158,671
LG Electronics Inc.	1,350	173,121
POSCO	990	475,832
Samsung Corp.	1,980	138,751
Samsung Electronics Co. Ltd.	1,800	1,132,327
Shinhan Financial Group Ltd.	5,700	301,015
SK Energy Co. Ltd.	945	97,329
SKTelecom Co. Ltd. ADR	5,292	114,360

		3,288,062

TAIWAN – 24.48%
ASUSTeK Computer Inc.	51,000	149,410
AU Optronics Corp.	87,000	150,921
Cathay Financial Holding Co. Ltd.	87,000	221,942
China Steel Corp.	126,000	199,082
Chunghwa Telecom Co. Ltd.	68,181	179,320
Formosa Chemicals & Fibre Co.	48,000	124,505
Formosa Plastics Corp.	69,000	208,730
High Tech Computer Corp.	7,000	157,376
Hon Hai Precision Industry Co. Ltd.	78,000	446,749
MediaTek Inc.	15,000	197,502
Nan Ya Plastic Corp.	96,000	238,582
Taiwan Semiconductor Manufacturing Co. Ltd.	372,000	772,666
United Microelectronics Corp.	186,000	114,492

		3,161,277

TOTAL COMMON STOCKS (Cost: $13,904,340)		12,850,934

86	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P ASIA 50 INDEX FUND

March 31, 2008

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.13%

MONEY MARKET FUNDS – 0.13%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.18%[a,b]	16,407	$16,407

		16,407

TOTAL SHORT-TERM INVESTMENTS
(Cost: $16,407)		16,407

TOTAL INVESTMENTS IN SECURITIES – 99.65% (Cost: $13,920,747)		12,867,341

Other Assets, Less Liabilities – 0.35%		45,638

NET ASSETS – 100.00%		$12,912,979

ADR – American Depositary Receipts

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	87

Schedule of Investments

iSHARES® S&P EUROPE 350 INDEX FUND

March 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.22%

AUSTRIA – 0.49%
Erste Bank der Oesterreichischen Sparkassen AG	68,638	$4,464,612
OMV AG	43,525	2,886,981
Telekom Austria AG	86,240	1,788,769
voestalpine AG	31,366	2,186,844

		11,327,206
BELGIUM – 2.06%
AGFA-Gevaert NV	63,640	499,162
Belgacom SA	53,483	2,377,139
Delhaize Group	28,634	2,261,341
Dexia SA	227,049	6,493,857
Fortis	596,203	15,077,627
Groupe Bruxelles Lambert SA	23,098	2,828,809
InBev	55,977	4,944,046
KBC Group NV	62,040	8,074,812
Solvay SA	16,586	2,124,058
UCB SA	29,669	1,034,499
Umicore	35,430	1,850,394

		47,565,744
DENMARK – 1.03%
A.P. Moller - Maersk A/S Class B	317	3,549,726
Danske Bank A/S	133,300	4,935,463
Novo Nordisk A/S Class B	124,238	8,526,720
Novozymes A/S Class B	11,885	1,116,211
Vestas Wind Systems A/Sa	51,983	5,699,491

		23,827,611

FINLAND – 2.19%
Fortum OYJ[a]	120,028	4,908,813
Kone OYJ Class B	55,393	2,281,220
Metso OYJ	33,987	1,841,810
Nokia OYJ	1,072,674	34,062,100
Sampo OYJ Class A	96,473	2,621,657
Stora Enso OYJ Class R	166,342	1,926,749
UPM-Kymmene OYJ	159,042	2,835,113

		50,477,462

FRANCE – 15.44%
Accor SA	59,622	4,370,369
Air France-KLM	41,031	1,159,880
ALSTOM	29,480	6,414,565

Security	Shares	Value
AXA	491,532	$17,905,923
BNP Paribas	244,864	24,789,272
Bouygues SA	77,732	4,956,371
Cap Gemini SA	39,165	2,238,465
Carrefour SA	163,612	12,669,616
Casino Guichard-Perrachon SA	13,901	1,672,717
Christian Dior SA	13,292	1,476,645
Compagnie de Saint-Gobain	89,166	7,297,524
Compagnie Generale des Etablissements Michelin Class B	40,367	4,229,269
Credit Agricole SA	189,948	5,899,249
Dassault Systemes SA	14,890	867,785
Electricite de France	62,609	5,467,303
Essilor International SA	51,932	3,405,935
European Aeronautic Defence and Space Co.[b]	125,495	2,984,785
France Telecom SA	420,646	14,197,187
Groupe Danone	139,200	12,493,049
Hermes International	19,144	2,399,469
Lafarge SA	48,148	8,404,427
Lagardere SCA	31,852	2,390,311
L’Air Liquide SA	64,730	9,904,984
L’Oreal SA	68,641	8,749,064
LVMH Moet Hennessy Louis Vuitton SA	66,144	7,388,998
Pernod Ricard SA	50,620	5,226,478
PPR SA	19,690	2,928,100
PSA Peugeot Citroen SA	44,273	3,445,203
Publicis Groupe SA	33,046	1,267,186
Renault SA	53,078	5,895,743
Safran SA	67,525	1,387,748
Sanofi-Aventis	281,964	21,231,273
Schneider Electric SA	66,213	8,599,064
Societe Generale	127,059	12,486,570
Societe Generale NV New[a,b]	34,716	3,352,813
Societe Television Francaise 1	49,231	1,086,665
Sodexo	32,130	1,982,497
Suez SA	352,555	23,222,707
Technip SA	26,172	2,045,757
Thales SA	31,128	2,022,772
Total SA	646,465	48,185,712
Unibail-Rodamco	22,182	5,729,555

88	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

March 31, 2008

Security	Shares	Value
Valeo SAb	23,567	$938,058
Vallourec SA	14,832	3,613,910
Veolia Environnement	97,869	6,848,259
Vinci SA	126,445	9,174,412
Vivendi	312,852	12,269,309

		356,672,953

GERMANY – 12.65%
Adidas AG	54,064	3,607,442
Allianz SE Registered	121,997	24,256,582
ALTANA AG	26,423	559,364
BASF SE	137,207	18,547,362
Bayer AG	210,407	16,923,405
Bayerische Motoren Werke AG	83,148	4,610,008
Commerzbank AG	183,451	5,755,608
Continental AG	43,611	4,463,415
Daimler AG Registered	283,432	24,319,424
Deutsche Bank AG	142,213	16,157,137
Deutsche Boerse AG	57,554	9,304,849
Deutsche Lufthansa AG Registered	62,928	1,708,076
Deutsche Post AG Registered	224,695	6,889,383
Deutsche Telekom AG Registered	803,274	13,428,334
E.ON AG	187,487	34,835,897
Fresenius Medical Care AG & Co. KGaA	48,294	2,437,298
Hypo Real Estate Holding AG	64,411	1,679,948
Infineon Technologies AGa	258,117	1,820,047
Linde AG	33,638	4,769,915
MAN AG	29,407	3,920,660
Merck KGaA	17,679	2,186,995
METRO AG	34,415	2,790,963
Muenchener Rueckversicherungs- Gesellschaft AG Registered	58,523	11,487,717
Puma AG	1,770	684,167
RWE AG	128,184	15,814,453
Salzgitter AG	11,905	2,078,632
SAP AG	234,418	11,693,153
Siemens AG Registered	244,806	26,629,839
ThyssenKrupp AG	106,024	6,088,332
TUI AGa	58,988	1,518,878
Volkswagen AG	38,964	11,338,008

		292,305,291

Security	Shares	Value
GREECE – 0.37%
Hellenic Telecommunications Organization SA SP ADR	220,891	$3,112,353
National Bank of Greece SA ADR	519,011	5,480,756

		8,593,109
IRELAND – 0.94%
Allied Irish Banks PLC	269,765	5,770,658
Anglo Irish Bank Corp. PLC	228,378	3,075,949
Bank of Ireland	299,707	4,473,565
CRH PLC	150,765	5,752,584
Elan Corp. PLC[a]	126,019	2,593,888

		21,666,644
ITALY – 5.71%
Alleanza Assicurazioni SpA	105,807	1,387,357
Assicurazioni Generali SpA	317,502	14,328,225
Atlantia SpA	76,210	2,312,526
Banca Monte dei Paschi di Siena SpA[b]	434,931	1,933,122
Banca Popolare di Milano Scrl	155,483	1,713,507
Banco Popolare SpA[a]	177,616	2,952,321
Enel SpA	1,110,811	11,828,111
Eni SpA	673,953	23,066,904
Fiat SpA	195,718	4,543,331
Finmeccanica SpA	86,206	2,942,315
Intesa Sanpaolo SpA	2,670,777	18,895,789
Luxottica Group SpA	40,248	1,018,486
Mediaset SpA	225,952	2,098,069
Mediobanca SpA	111,760	2,300,390
Mediolanum SpA[b]	87,277	536,584
Pirelli & C. SpA[a]	549,154	482,505
Saipem SpA	67,183	2,729,502
Seat Pagine Gialle SpA[b]	1,573,880	273,330
Snam Rete Gas SpA	210,413	1,342,808
Telecom Italia SpA	2,863,321	6,011,625
UniCredito SpA	3,640,307	24,457,373
Unione di Banche Italiane ScpA	183,789	4,726,547

		131,880,727

NETHERLANDS – 4.88%
Aegon NV	333,097	4,919,179
Akzo Nobel NV	75,071	6,045,230
ArcelorMittal	218,211	17,938,353
ASML Holding NVa	113,960	2,813,363

SCHEDULES OF INVESTMENTS	89

Schedule of Investments (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

March 31, 2008

Security	Shares	Value
Corporate Express NV	49,562	$578,792
Heineken NV	65,552	3,821,393
ING Groep NV	598,413	22,491,667
Koninklijke Ahold NVa	332,567	4,953,509
Koninklijke DSM NV	48,197	2,333,121
Koninklijke KPN NV	503,907	8,543,584
Koninklijke Philips Electronics NV	318,270	12,219,546
Randstad Holding NVb	21,005	987,521
Reed Elsevier NV	178,062	3,408,350
TNT NV	109,478	4,081,828
Unilever NV	460,802	15,530,584
Wolters Kluwer NV	81,925	2,176,985

		112,843,005

NORWAY – 1.05%
DnB NOR ASA	218,464	3,323,120
Norsk Hydro ASA	174,954	2,554,550
Orkla ASA	226,869	2,879,530
Renewable Energy Corp. ASA[a]	30,422	850,086
StatoilHydro ASA	348,634	10,469,139
Telenor ASA[a]	212,249	4,072,274

		24,148,699

PORTUGAL – 0.65%
Banco Comercial Portugues SA Registered	1,040,866	3,397,567
Banco Espirito Santo SA Registered	94,827	1,654,342
BRISA - Auto-estradas de Portugal SA	136,012	1,950,436
CIMPOR - Cimentos de Portugal SGPS SA	127,872	1,163,036
Energias de Portugal SA	613,252	3,731,437
Portugal Telecom SGPS SA Registered	269,579	3,143,908

		15,040,726

SPAIN – 7.04%
Abertis Infraestructuras SA	105,674	3,456,080
Acciona SA	7,552	2,030,120
Acerinox SA	45,307	1,260,654
Actividades de Construcciones y Servicios SA	63,690	3,640,184
Banco Bilbao Vizcaya Argentaria SA	1,013,969	22,413,250

Security	Shares	Value
Banco Popular Espanol SA	333,521	$6,077,528
Banco Sabadell SAb	315,299	3,472,269
Banco Santander SA	1,696,061	33,916,167
Bankinter SAb	78,357	1,247,814
Gas Natural SDG SA	94,673	5,877,553
Grupo Ferrovial SA	15,272	1,112,923
Iberdrola SA	1,338,336	20,824,884
Industria de Diseno Textil SA	61,397	3,423,516
Red Electrica de Espana SA	26,000	1,597,670
Repsol YPF SA	249,152	8,630,192
Sacyr Vallehermoso SAb	31,706	1,105,274
Telefonica SA	1,343,465	38,743,932
Union Fenosa SA	56,368	3,802,264

		162,632,274

SWEDEN – 3.37%
Assa Abloy AB Class B	97,386	1,769,550
Atlas Copco AB Class A	176,137	3,014,849
Boliden AB	67,316	718,006
Electrolux AB Class B	80,869	1,329,645
Hennes & Mauritz AB Class B	148,580	9,145,389
Holmen AB Class Ba	23,693	821,071
Investor AB Class Ba	104,306	2,352,621
Nordea Bank AB	583,902	9,482,333
Sandvik AB	280,869	4,890,383
Scania AB Class B	89,637	1,885,718
Securitas AB Class B	92,815	1,228,674
Skandinaviska Enskilda Banken AB Class Aa	147,413	3,865,584
Skanska AB Class B	90,936	1,824,869
SKF AB Class B	125,379	2,526,630
SSAB Svenskt Stal AB Class A	54,124	1,524,247
Svenska Cellulosa AB Class Ba	165,513	3,021,405
Svenska Handelsbanken AB Class A	134,897	3,935,477
Swedbank AB Class A	113,019	3,173,326
Swedish Match AB	84,161	1,837,933
Telefonaktiebolaget LM Ericsson AB Class B	4,190,454	8,239,647
TeliaSonera AB	560,167	4,505,934
Volvo AB Class A	143,444	2,140,793
Volvo AB Class B	300,830	4,565,755

		77,799,839

90	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

March 31, 2008

Security	Shares	Value
SWITZERLAND – 10.46%
ABB Ltd. Registered	630,521	$16,995,794
Adecco SA Registered	37,973	2,201,862
Baloise Holding Registered	14,100	1,407,077
Ciba Holding AG Registered	26,344	964,744
Clariant AG Registered[a]	96,323	824,888
Compagnie Financiere Richemont AG Class A	136,310	7,676,525
Credit Suisse Group Registered	270,398	13,819,947
Givaudan SA Registered	1,767	1,755,298
Holcim Ltd. Registered	56,351	5,942,479
Julius Baer Holding AG Registered	60,400	4,470,229
Nestle SA Registered	106,914	53,643,468
Nobel Biocare Holding AG Bearer	7,351	1,716,881
Novartis AG Registered	732,940	37,719,676
Roche Holding AG Bearer	14,660	2,976,319
Roche Holding AG Genusschein	190,701	36,036,618
Swatch Group AG (The) Bearer	7,923	2,126,845
Swiss Life Holding Registered[a]	10,096	2,817,346
Swiss Reinsurance Co. Registered	100,075	8,777,621
Swisscom AG Registered	6,650	2,287,713
Syngenta AG Registered	28,934	8,513,011
UBS AG Registered	569,894	16,629,231
Zurich Financial Services AG Registered	38,974	12,324,067

		241,627,639

UNITED KINGDOM – 30.89%
Aegis Group PLC	181,819	448,996
Anglo American PLC	359,748	21,650,174
ARM Holdings PLC	350,814	613,574
Associated British Foods PLC	93,033	1,617,902
AstraZeneca PLC	392,822	14,709,023
Aviva PLC	698,197	8,568,841
BAE Systems PLC	952,932	9,190,404
Barclays PLC[c]	1,829,913	16,475,393
BBA Aviation PLC	88,337	264,233
BG Group PLC	921,513	21,373,688
BHP Billiton PLC	614,203	18,249,891
Biffa PLC	110,594	766,572

Security	Shares	Value
BP PLC	5,124,266	$52,144,531
British Airways PLC[a]	187,642	873,608
British American Tobacco PLC	394,550	14,828,619
British Energy Group PLC	285,181	3,698,352
British Land Co. PLC	148,846	2,714,253
British Sky Broadcasting Group PLC	278,779	3,083,418
BT Group PLC	2,092,747	9,036,155
Bunzl PLC	81,724	1,152,416
Cable & Wireless PLC	713,426	2,111,304
Cadbury Schweppes PLC	568,619	6,255,271
Capita Group PLC	158,003	2,130,700
Carnival PLC	51,811	2,060,517
Centrica PLC	980,383	5,811,435
Cobham PLC	341,794	1,358,631
Compass Group PLC	531,195	3,402,155
Cookson Group PLC	62,336	822,648
Daily Mail & General Trust PLC Class A	69,232	594,770
Diageo PLC	693,931	14,012,549
Drax Group PLC	93,283	997,452
DSG International PLC	447,726	565,058
Electrocomponents PLC	184,670	667,080
Enterprise Inns PLC	188,556	1,503,705
Experian Group Ltd.	274,643	2,003,280
FirstGroup PLC	112,203	1,256,625
Friends Provident PLC	676,769	1,662,517
G4S PLC	299,866	1,357,353
GKN PLC	188,774	1,141,511
GlaxoSmithKline PLC	1,492,105	31,612,856
Hammerson PLC	84,774	1,876,960
Hays PLC	321,159	729,262
HBOS PLC	1,035,227	11,522,077
Home Retail Group PLC	236,983	1,230,497
HSBC Holdings PLC	3,230,415	53,289,734
IMI PLC	99,999	903,807
Imperial Tobacco Group PLC	182,585	8,411,737
InterContinental Hotels Group PLC	92,126	1,391,563
International Power PLC	403,310	3,190,283
Invensys PLC[a]	228,272	1,020,804
ITV PLC	876,593	1,102,831

SCHEDULES OF INVESTMENTS	91

Schedule of Investments (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

March 31, 2008

Security	Shares	Value
J Sainsbury PLC	384,314	$2,619,917
Johnson Matthey PLC	54,126	2,156,887
Kesa Electricals PLC	177,267	724,895
Kingfisher PLC	722,983	1,896,746
Ladbrokes PLC	247,563	1,531,448
Land Securities Group PLC	133,278	3,997,191
Legal & General Group PLC	1,642,198	4,125,530
Lloyds TSB Group PLC	1,558,346	13,968,429
LogicaCMG PLC	335,195	704,507
London Stock Exchange Group PLC	58,962	1,415,619
Lonmin PLC	44,032	2,687,543
Man Group PLC	474,385	5,228,049
Marks & Spencer Group PLC	450,560	3,467,777
Misys PLC	127,132	349,955
Mitchells & Butlers PLC	92,602	631,279
National Grid PLC	699,051	9,607,451
Next PLC	56,864	1,287,266
Old Mutual PLC	1,443,461	3,170,111
Pearson PLC	202,398	2,741,443
Persimmon PLC	78,914	1,199,838
Provident Financial PLC	33,171	558,075
Prudential PLC	660,072	8,730,649
Punch Taverns PLC	71,763	768,770
Rank Group PLC	275,321	482,904
Reckitt Benckiser PLC	160,933	8,927,135
Reed Elsevier PLC	275,680	3,512,129
Rentokil Initial PLC	472,428	913,130
Reuters Group PLC	340,949	3,930,290
Rexam PLC	171,354	1,452,514
Rio Tinto PLC	245,972	25,582,533
Rolls-Royce Group PLC[a]	496,656	3,978,028
Rolls-Royce Group PLC Class Bd	44,803,584	89,047
Royal & Sun Alliance Insurance Group PLC	771,587	1,973,652
Royal Bank of Scotland Group PLC	2,758,182	18,487,663
Royal Dutch Shell PLC Class A	974,400	33,639,089
Royal Dutch Shell PLC Class B	747,340	25,191,337
SABMiller PLC	221,499	4,860,131
Sage Group PLC	323,904	1,210,911

Security	Shares	Value
Schroders PLC	32,573	$607,250
Scottish & Newcastle PLC	218,097	3,424,396
Scottish & Southern Energy PLC	220,186	6,144,180
SEGRO PLC	152,345	1,538,151
Severn Trent PLC	61,620	1,737,846
Shire PLC	145,577	2,816,669
Smith & Nephew PLC	245,041	3,245,982
Smiths Group PLC	90,419	1,689,253
Standard Chartered PLC	322,910	11,051,514
Standard Life PLC	586,942	2,872,623
Tate & Lyle PLC	132,235	1,419,212
Taylor Wimpey PLC	298,360	1,111,857
Tesco PLC	2,097,236	15,797,692
3i Group PLC	99,748	1,645,468
Tomkins PLC	166,359	591,016
Trinity Mirror PLC	70,022	410,548
Unilever PLC	349,073	11,787,366
United Business Media PLC	67,320	721,174
United Utilities PLC	216,308	2,968,543
Vodafone Group PLC	14,328,601	42,973,445
W.H. Smith PLC	40,341	297,459
Whitbread PLC	62,761	1,455,687
William Hill PLC	153,036	1,142,878
Wm Morrison Supermarkets PLC	599,578	3,268,131
Wolseley PLC	174,844	1,841,763
WPP Group PLC	303,164	3,621,256
Xstrata PLC	172,086	12,063,078

		713,501,320

TOTAL COMMON STOCKS (Cost: $1,890,726,371)		2,291,910,249

PREFERRED STOCKS – 0.21%

GERMANY – 0.21%
Henkel KGaA	46,848	2,173,542
Porsche Automobil Holding SE	14,891	2,731,891

		4,905,433

TOTAL PREFERRED STOCKS (Cost: $2,641,818)		4,905,433

92	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P EUROPE 350 INDEX FUND

March 31, 2008

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.76%

MONEY MARKET FUNDS – 0.76%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.18%[c,e]	310,504	$310,504
BGI Cash Premier Fund LLC 3.22%[c,e,f]	17,247,040	17,247,040

		17,557,544

TOTAL SHORT-TERM INVESTMENTS
(Cost: $17,557,544)		17,557,544

TOTAL INVESTMENTS IN SECURITIES – 100.19% (Cost: $1,910,925,733)		2,314,373,226

Other Assets, Less Liabilities – (0.19)%		(4,405,784)

NET ASSETS – 100.00%		$2,309,967,442

ADR – American Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See
Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	93

Schedule of Investments

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

March 31, 2008

Security	Shares	Value
COMMON STOCKS – 65.54%

ARGENTINA – 2.63%
Petrobras Energia Participaciones SA SP ADR[a]	674,899	$7,660,104
Tenaris SA ADR	1,614,446	80,480,133

		88,140,237

BRAZIL – 29.26%
Centrais Eletricas Brasileiras SA SP ADR	1,508,048	22,976,469
Companhia Siderurgica Nacional SA SP ADR	3,738,885	134,562,471
Companhia Vale do Rio Doce ADR	9,737,425	337,304,402
Empresa Brasileira de Aeronautica SA ADR	836,340	33,043,793
Petroleo Brasileiro SA ADR	3,379,280	345,058,281
Unibanco - Uniao de Bancos Brasileiros SA GDR	928,825	108,338,148

		981,283,564

CHILE – 6.63%
Banco de Chile ADR	334,973	17,813,864
Banco Santander Chile SA ADR	679,725	35,522,428
Compania de Telecomunicaciones de Chile SA SP ADR	1,675,393	14,240,841
Distribucion y Servicio D&S SA ADR	754,268	18,585,164
Empresa Nacional de Electricidad SA SP ADR	1,221,287	59,720,934
Enersis SA SP ADR	1,986,212	35,116,228
Sociedad Quimica y Minera de Chile SA SP ADR	1,764,170	41,246,295

		222,245,754
MEXICO – 27.02%
Alfa SAB de CV Class A	2,650,000	17,641,657
America Movil SAB de CV Series La	109,021,000	346,688,947
Cemex SAB de CV Series CPO[a,b]	49,475,546	130,430,724
Fomento Economico Mexicano SAB de CV BD Units[a]	16,271,000	68,292,865

Security	Shares	Value
Grupo Carso SA de CV Series A1[a]	7,075,500	$29,830,052
Grupo Modelo SAB de CV Series C	4,849,500	21,186,385
Grupo Televisa SA Series CPO[a]	13,674,000	66,468,875
Kimberly-Clark de Mexico SAB de CV Class A	5,485,500	24,278,632
Telefonos de Mexico SAB de CV Series La	52,761,500	99,274,680
Wal-Mart de Mexico SAB de CV Series Va	24,115,000	101,871,440

		905,964,257

TOTAL COMMON STOCKS (Cost: $1,871,177,358)		2,197,633,812

PREFERRED STOCKS – 34.10%

BRAZIL – 34.10%
Aracruz Celulose SA SP ADR	489,190	33,392,109
Banco Bradesco SA SP ADR	4,988,625	138,484,230
Banco Itau Holding Financiera SA ADR	6,049,155	137,678,768
Brasil Telecom Participacoes SA ADR	368,350	24,112,191
Centrais Eletricas Brasileiras SA ADR[a]	1,465,757	21,250,692
Companhia de Bebidas das Americas ADR	1,521,100	114,919,105
Companhia Energetica de Minas Gerais SP ADR	2,000,958	36,097,282
Companhia Paranaense de Energia SP ADR[a]	778,570	12,714,048
Companhia Vale do Rio Doce SP ADR	13,061,320	380,737,478
Gerdau SA SP ADR[a]	2,545,590	77,818,686
Petroleo Brasileiro SA SP ADR	1,314,052	111,287,064
Tele Norte Leste Participacoes SA ADR	2,065,713	54,824,023

		1,143,315,676

TOTAL PREFERRED STOCKS (Cost: $922,743,720)		1,143,315,676

94	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P LATIN AMERICA 40 INDEX FUND

March 31, 2008

Security	Shares	Value
SHORT-TERM INVESTMENTS – 1.65%

MONEY MARKET FUNDS – 1.65%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.18%[c,d]	7,172,525	$7,172,525
BGI Cash Premier Fund LLC 3.22%[c,d,e]	48,047,556	48,047,556

		55,220,081

TOTAL SHORT-TERM INVESTMENTS
(Cost: $55,220,081)		55,220,081

TOTAL INVESTMENTS IN SECURITIES – 101.29% (Cost: $2,849,141,159)		3,396,169,569

Other Assets, Less Liabilities – (1.29)%		(43,155,982)

NET ASSETS – 100.00%		$3,353,013,587

ADR – American Depositary Receipts

GDR – Global Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral.
See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	95

Schedule of Investments

iSHARES® S&P/TOPIX 150 INDEX FUND

March 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.10%

ADVERTISING – 0.22%
Dentsu Inc.	208	$474,366

		474,366

AGRICULTURE – 1.11%
Japan Tobacco Inc.	468	2,346,230

		2,346,230

AIRLINES – 0.67%
All Nippon Airways Co. Ltd.[a]	182,000	802,713
Japan Airlines Corp.[a,b]	234,000	608,891

		1,411,604

AUTO MANUFACTURERS – 10.12%
Honda Motor Co. Ltd.	159,900	4,570,407
Nissan Motor Co. Ltd.	221,000	1,829,547
Suzuki Motor Corp.	39,000	985,432
Toyota Motor Corp.	280,800	14,020,957

		21,406,343

AUTO PARTS & EQUIPMENT – 1.66%
Bridgestone Corp.	63,700	1,086,039
Denso Corp.	48,100	1,556,056
NOK Corp.	10,400	213,151
Toyota Industries Corp.	18,200	647,290

		3,502,536

BANKS – 9.38%
Mitsubishi UFJ Financial Group Inc.	1,016,600	8,783,604
Mizuho Financial Group Inc.	1,118	4,099,764
Shinsei Bank Ltd.[b]	130,000	429,698
Sumitomo Mitsui Financial Group Inc.	806	5,312,061
Sumitomo Trust and Banking Co. Ltd. (The)	174,000	1,199,216

		19,824,343

BEVERAGES – 1.22%
Asahi Breweries Ltd.	42,900	885,714
Kirin Holdings Co. Ltd.	90,000	1,704,426

		2,590,140

BUILDING MATERIALS – 1.46%
Asahi Glass Co. Ltd.	104,000	1,148,300
Daikin Industries Ltd.	27,300	1,176,641
JS Group Corp.	26,000	391,038
Matsushita Electric Works Ltd.	37,000	381,022

		3,097,001

Security	Shares	Value
CHEMICALS – 2.77%
Asahi Kasei Corp.	117,000	$611,242
JSR Corp.	20,800	471,231
Mitsubishi Chemical Holdings Corp.	97,500	645,527
Mitsui Chemicals Inc.	73,000	484,051
Nitto Denko Corp.	16,900	714,814
Shin-Etsu Chemical Co. Ltd.	38,800	2,007,535
Sumitomo Chemical Co. Ltd.	143,000	916,602

		5,851,002

COMMERCIAL SERVICES – 0.82%
Dai Nippon Printing Co. Ltd.	65,000	1,035,716
Toppan Printing Co. Ltd.	61,000	708,454

		1,744,170
COMPUTERS – 0.94%
Fujitsu Ltd.	197,000	1,290,441
TDK Corp.	11,700	692,349

		1,982,790
COSMETICS & PERSONAL CARE – 1.31%
Kao Corp.	52,000	1,475,863
Shiseido Co. Ltd.	38,000	1,005,978
Uni-Charm Corp.	3,900	285,638

		2,767,479

DISTRIBUTION & WHOLESALE – 5.68%
ITOCHU Corp.	143,000	1,413,694
Marubeni Corp.	156,000	1,137,851
Mitsubishi Corp.	148,200	4,481,660
Mitsui & Co. Ltd.	167,000	3,389,160
Sumitomo Corp.	119,600	1,577,684

		12,000,049

DIVERSIFIED FINANCIAL SERVICES – 3.12%
Credit Saison Co. Ltd.	16,900	472,015
Daiwa Securities Group Inc.	143,000	1,241,292
Nomura Holdings Inc.	206,700	3,094,218
ORIX Corp.	9,620	1,314,432
Promise Co. Ltd.	7,800	224,514
Takefuji Corp.	11,570	245,267

		6,591,738

ELECTRIC – 3.68%
Chubu Electric Power Co. Inc.	66,300	1,658,582
Kansai Electric Power Co. Inc. (The)	78,000	1,943,437
Kyushu Electric Power Co. Inc.	41,600	1,017,692
Tokyo Electric Power Co. Inc. (The)	118,300	3,167,423

		7,787,134

96	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

March 31, 2008

Security	Shares	Value
ELECTRICAL COMPONENTS & EQUIPMENT – 4.17%
Fujikura Ltd.	39,000	$176,320
Furukawa Electric Co. Ltd. (The)	65,000	210,278
Hitachi Ltd.	325,000	1,929,723
Mitsubishi Electric Corp.	195,000	1,688,753
SANYO Electric Co. Ltd.[b]	182,000	383,986
Sharp Corp.	87,000	1,480,665
Sumitomo Electric Industries Ltd.	74,100	939,511
Toshiba Corp.	299,000	2,000,643

		8,809,879

ELECTRONICS – 4.52%
Advantest Corp.	19,500	506,430
Fanuc Ltd.	19,500	1,857,236
Hirose Electric Co. Ltd.	3,800	427,207
Hoya Pentax HD Corp.	42,900	1,008,550
Keyence Corp.	3,910	900,359
Kyocera Corp.	16,900	1,421,138
Murata Manufacturing Co. Ltd.	20,800	1,034,410
NEC Corp.	208,000	794,093
NGK Insulators Ltd.	28,000	496,227
Secom Co. Ltd.	23,000	1,118,401

		9,564,051

ENGINEERING & CONSTRUCTION – 0.55%
Kajima Corp.	104,000	294,650
Obayashi Corp.	74,000	310,765
Shimizu Corp.	65,000	299,091
Taisei Corp.	104,000	265,394

		1,169,900

ENTERTAINMENT – 0.14%
Oriental Land Co. Ltd.	5,200	305,621

		305,621

FOOD – 0.71%
Ajinomoto Co. Inc.	52,000	527,654
Nippon Meat Packers Inc.	17,000	251,409
Nissin Food Products Co. Ltd.	10,400	351,072
Yakult Honsha Co. Ltd.	11,700	363,219

		1,493,354

FOREST PRODUCTS & PAPER – 0.30%
Nippon Paper Group Inc.	91	215,763
Oji Paper Co. Ltd.	91,000	410,499

		626,262

Security	Shares	Value
GAS – 0.82%
Osaka Gas Co. Ltd.	195,000	$779,726
Tokyo Gas Co. Ltd.	234,000	947,426

		1,727,152

HAND & MACHINE TOOLS – 0.26%
SMC Corp.	5,200	549,073

		549,073
HEALTH CARE - PRODUCTS – 0.39%
Terumo Corp.	15,700	820,214

		820,214

HOME BUILDERS – 0.50%
Daiwa House Industry Co. Ltd.	52,000	515,638
Sekisui House Ltd.	58,000	537,258

		1,052,896

HOME FURNISHINGS – 4.16%
Matsushita Electric Industrial Co. Ltd.	206,000	4,470,387
Pioneer Corp.	16,900	168,092
Sony Corp.	104,000	4,148,089

		8,786,568

HOUSEWARES – 0.12%
TOTO Ltd.[a]	26,000	246,325

		246,325

INSURANCE – 3.30%
Millea Holdings Inc.	79,300	2,931,873
Mitsui Sumitomo Insurance Co. Ltd.[c]	143,000	1,446,737
Nipponkoa Insurance Co. Ltd.	75,000	572,663
Sompo Japan Insurance Inc.	91,000	804,541
T&D Holdings Inc.	23,400	1,227,186

		6,983,000

INTERNET – 1.03%
SoftBank Corp.[b]	75,400	1,368,843
Yahoo! Japan Corp.	1,560	811,855

		2,180,698

IRON & STEEL – 3.62%
JFE Holdings Inc.	54,625	2,425,705
Kobe Steel Ltd.	273,000	778,942
Nippon Steel Corp.	585,000	2,968,051
Sumitomo Metal Industries Ltd.	390,000	1,481,087

		7,653,785

SCHEDULES OF INVESTMENTS	97

Schedule of Investments (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

March 31, 2008

Security	Shares	Value
MACHINERY - CONSTRUCTION & MINING – 1.20%
Komatsu Ltd.	91,000	$2,527,905

		2,527,905

MACHINERY - DIVERSIFIED – 0.31%
Kubota Corp.	104,000	646,767

		646,767

MANUFACTURING – 2.45%
FUJIFILM Holdings Corp.	48,100	1,705,862
Kawasaki Heavy Industries Ltd.	156,000	347,938
Konica Minolta Holdings Inc.	52,000	707,369
Mitsubishi Heavy Industries Ltd.	351,000	1,502,245
Nikon Corp.	34,000	906,917

		5,170,331

MEDIA – 0.11%
Nippon Television Network Corp.	1,690	231,084

		231,084

METAL FABRICATE & HARDWARE – 0.16%
NSK Ltd.	45,000	341,337

		341,337

MINING – 0.88%
Mitsubishi Materials Corp.	117,000	508,977
Mitsui Mining & Smelting Co. Ltd.	65,000	203,747
Sumitomo Metal Mining Co. Ltd.	62,000	1,155,473

		1,868,197

OFFICE & BUSINESS EQUIPMENT – 3.17%
Canon Inc.	122,250	5,637,489
Ricoh Co. Ltd.	65,000	1,069,674

		6,707,163

OIL & GAS – 0.50%
Nippon Oil Corp.	135,000	843,623
TonenGeneral Sekiyu K.K.	26,000	222,816

		1,066,439

PACKAGING & CONTAINERS – 0.15%
Toyo Seikan Kaisha Ltd.	16,900	321,412

		321,412

PHARMACEUTICALS – 4.28%
Astellas Pharma Inc.	44,228	1,715,176
Daiichi Sankyo Co. Ltd.	70,203	2,077,137
Eisai Co. Ltd.	26,000	888,130

Security	Shares	Value
Taisho Pharmaceutical Co. Ltd.	20,000	$397,247
Takeda Pharmaceutical Co. Ltd.	79,300	3,975,556

		9,053,246

REAL ESTATE – 2.58%
Mitsubishi Estate Co. Ltd.	125,000	3,039,132
Mitsui Fudosan Co. Ltd.	82,000	1,630,361
Sumitomo Realty & Development Co. Ltd.	44,000	776,692

		5,446,185

RETAIL – 1.93%
AEON Co. Ltd.	72,800	868,904
Marui Group Co. Ltd.	27,300	291,006
Seven & I Holdings Co. Ltd.	85,800	2,155,021
Yamada Denki Co. Ltd.	8,840	763,792

		4,078,723

SEMICONDUCTORS – 0.79%
Rohm Co. Ltd.	10,400	644,678
Tokyo Electron Ltd.	16,900	1,028,925

		1,673,603

TELECOMMUNICATIONS – 3.26%
Nippon Telegraph and Telephone Corp.	884	3,818,958
NTT Data Corp.	130	569,448
NTT DoCoMo Inc.	1,651	2,504,657

		6,893,063

TEXTILES – 0.78%
Kuraray Co. Ltd.	36,500	435,646
Teijin Ltd.	91,000	383,986
Toray Industries Inc.	129,000	838,529

		1,658,161

TOYS, GAMES & HOBBIES – 2.78%
Nintendo Co. Ltd.	11,400	5,886,974

		5,886,974

TRANSPORTATION – 5.02%
Central Japan Railway Co.	187	1,935,098
East Japan Railway Co.	351	2,923,384
Kintetsu Corp.	156,000	557,955
Mitsui O.S.K. Lines Ltd.	117,000	1,416,436
Nippon Express Co. Ltd.	91,000	523,866
Nippon Yusen Kabushiki Kaisha	104,000	977,988

98	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P/TOPIX 150 INDEX FUND

March 31, 2008

Security	Shares	Value
Odakyu Electric Railway Co. Ltd.	52,000	$385,553
Tokyu Corp.	91,000	464,440
West Japan Railway Co.	182	800,884
Yamato Holdings Co. Ltd.	43,000	630,733

		10,616,337

TOTAL COMMON STOCKS (Cost: $222,753,840)		209,532,630

SHORT-TERM INVESTMENTS – 0.79%

MONEY MARKET FUNDS – 0.79%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.18%[d,e]	3,596	3,596
BGI Cash Premier Fund LLC 3.22%[d,e,f]	1,669,200	1,669,200

		1,672,796

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,672,796)		1,672,796

TOTAL INVESTMENTS IN SECURITIES – 99.89% (Cost: $224,426,636)		211,205,426

Other Assets, Less Liabilities – 0.11%		239,534

NET ASSETS – 100.00%		$211,444,960

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral.
See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	99

Schedule of Investments

iSHARES® S&P WORLD EX-U.S. PROPERTY INDEX FUND

March 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.45%

AUSTRALIA – 17.44%
Abacus Property Group	103,920	$125,694
APN/UKA European Retail Property Group	121,168	40,925
Aspen Group Ltd.	14,304	22,002
Australand Property Group	84,768	140,059
Babcock & Brown Communities Ltd.	39,584	19,874
Babcock & Brown Japan Property Trust	103,856	102,389
Becton Property Group Ltd.	13,312	26,734
Centro Retail Group	302,144	93,776
CFS Retail Property Trust	240,848	477,092
Challenger Diversified Property Group	50,000	35,145
Charter Hall Group	64,464	82,384
Commonwealth Property Office Fund	214,352	260,243
Dexus Property Group	383,120	589,297
FKP Property Group	31,312	81,462
Galileo Japan Trust	27,632	14,882
Goodman Group	216,128	850,330
GPT Group	287,728	853,621
ING Industrial Fund	153,248	297,971
ING Office Fund	184,928	223,675
ING Real Estate Community Living Group	32,736	20,022
Lend Lease Corp. Ltd.	55,824	675,206
Macquarie CountryWide Trust	175,168	187,085
Macquarie DDR Trust	178,768	69,355
Macquarie Leisure Trust Group	58,064	133,039
Macquarie Office Trust	284,544	236,369
Mirvac Group	139,472	511,814
Mirvac Real Estate Investment Trust	150,544	141,547
Stockland Corp. Ltd.	191,120	1,219,503
Sunland Group Ltd.	30,176	68,039
Tishman Speyer Office Fund	80,576	101,136
Valad Property Group	185,488	164,243
Westfield Group	272,624	4,429,794

		12,294,707

Security	Shares	Value
AUSTRIA – 3.42%
CA Immo International AGa	2,160	$34,397
CA Immobilien Anlagen AGa	15,088	323,232
conwert Immobilien Invest SEa	17,185	290,005
Immoeast AGa	56,656	547,623
IMMOFINANZ AG	56,978	619,352
Meinl European Land Ltd.[a]	40,288	460,275
Sparkassen Immobilien AGa	12,208	133,281

		2,408,165
BELGIUM – 0.79%
Aedifica	144	8,819
Befimmo SCA	1,666	203,269
Cofinimmo SA	1,589	344,794

		556,882

CANADA – 3.04%
Artis Real Estate Investment Trust	3,200	48,653
Boardwalk Real Estate Investment Trust	4,224	156,437
Brookfield Properties Corp.	28,976	559,159
Calloway Real Estate Investment Trust	7,040	138,529
Canadian Real Estate Investment Trust	6,480	169,886
Chartwell Seniors Housing Real Estate Investment Trust	13,712	123,616
Dundee Real Estate Investment Trust	880	27,857
Extendicare Real Estate Investment Trust	3,840	43,787
H&R Real Estate Investment Trust	13,184	251,075
Melcor Developments Ltd.	1,296	20,045
MI Developments Inc. Class A	8,656	252,665
RioCan Real Estate Investment Trust	17,568	354,425

		2,146,134

CHINA – 0.16%
Hopson Development Holdings Ltd.[b]	64,000	98,679
RREEF China Commercial Trust[a]	32,000	13,733

		112,412

DENMARK – 0.15%
Jeudan A/S	352	46,073
TK Development[a]	4,848	63,352

		109,425

100	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P WORLD EX-U.S. PROPERTY INDEX FUND

March 31, 2008

Security	Shares	Value
FINLAND – 0.44%
Citycon OYJ	25,872	$159,062
Sponda OYJ	11,360	148,864

		307,926
FRANCE – 8.33%
ANF SA	656	45,393
Fonciere des Regions	3,104	458,645
GAGFAH SA	10,880	204,810
Gecina SA	2,416	361,772
Icade	2,416	360,853
Klepierre	8,976	552,845
Mercialys	4,000	183,237
Orco Property Group	1,184	106,488
ProLogis European Properties	16,560	263,451
Societe de la Tour Eiffel	1,024	152,912
Societe Immobiliere de Location pour l’Industrie et le Commerce	1,600	243,564
Unibail-Rodamco	11,376	2,938,392

		5,872,362

GERMANY – 1.44%
Alstria Office REIT AGa	2,176	46,134
Colonia Real Estate AGa	2,112	43,171
Deutsche EuroShop AG	6,592	277,637
Deutsche Wohnen AG	3,872	111,418
DIC Asset AG	2,816	94,016
IVG Immobilien AG	12,768	358,503
PATRIZIA Immobilien AG	2,784	20,778
TAG Tegernsee Immobilien-und Beteiligungs-AGa	2,288	21,571
Vivacon AG	1,952	41,385

		1,014,613

HONG KONG – 18.96%
Champion REIT	256,000	130,913
Cheung Kong (Holdings) Ltd.	192,000	2,725,994
Chinese Estates Holdings Ltd.	160,000	247,930
Coastal Greenland Ltd.	152,000	22,655
Far East Consortium International Ltd.	96,000	36,388
Great Eagle Holdings Ltd.[b]	48,000	130,132
Hang Lung Development Co. Ltd.	128,000	604,406
Hang Lung Properties Ltd.	272,000	962,835

Security	Shares	Value
Henderson Investment Ltd.	81,000	$9,887
Henderson Land Development Co. Ltd.	135,929	965,825
HKR International Ltd.[b]	153,600	104,599
Hongkong Land Holdings Ltd.[b]	176,000	726,880
Hysan Development Co. Ltd.	96,000	268,899
K. Wah International Holdings Ltd.	192,000	74,502
Kerry Properties Ltd.	80,000	482,086
Kowloon Development Co. Ltd.	80,000	153,980
Lai Fung Holdings Ltd.	224,000	8,347
Lai Sun Development Co. Ltd.[b]	1,206,400	19,066
Link REIT (The)	304,000	674,180
Miramar Hotel & Investment Co. Ltd.	96,000	139,630
Neo-China Land Group (Holdings) Ltd.[b]	69,000	45,126
New World China Land Ltd.[b]	160,000	101,557
Regal Real Estate Investment Trust	48,000	11,101
Shui On Land Ltd.	280,000	262,269
Shun Tak Holdings Ltd.	160,000	211,748
Sino Land Co. Ltd.	256,000	552,600
Sinolink Worldwide Holdings Ltd.	128,000	19,407
SRE Group Ltd.	224,000	39,430
Sun Hung Kai Properties Ltd.	192,000	2,994,893
Sunlight Real Estate Investment Trust	32,000	8,799
Tian An China Investments Co. Ltd.	197,200	173,057
Tomson Group Ltd.[a]	80,000	20,969
Wheelock and Co. Ltd.	112,000	313,715
Wheelock Properties Ltd.	160,000	127,460

		13,371,265

ITALY – 0.65%
Beni Stabili SpA	125,936	158,544
Immobiliare Grande Distribuzione SpA	28,024	101,244
Immobiliare Lombarda SpA[a]	162,928	33,407
Pirelli & C. Real Estate SpA	3,648	136,881
Risanamento SpA[a]	8,912	26,365

		456,441

JAPAN – 20.06%
AEON Mall Co. Ltd.	12,800	355,573
DA Office Investment Corp.	32	141,458
Daibiru Corp.	12,800	120,882
Frontier Real Estate Investment Corp.	32	272,628

SCHEDULES OF INVESTMENTS	101

Schedule of Investments (Continued)

iSHARES® S&P WORLD EX-U.S. PROPERTY INDEX FUND

March 31, 2008

Security	Shares	Value
Fukuoka REIT Corp.	16	$97,574
Global One Real Estate Investment Corp.	16	180,037
Hankyu REIT Inc.	16	95,805
Heiwa Real Estate Co. Ltd.	24,000	114,291
Japan Excellent Inc.	16	97,895
Japan Logistics Fund Inc.	32	214,116
Japan Prime Realty Investment Corp.	64	211,544
Japan Real Estate Investment Corp.	48	559,401
Japan Retail Fund Investment Corp.	48	303,331
Kenedix Realty Investment Corp.	32	193,861
Leopalace21 Corp.	17,600	284,861
MID REIT Inc.	32	125,383
Mitsubishi Estate Co. Ltd.	160,000	3,890,089
Mitsui Fudosan Co. Ltd.	112,000	2,226,835
Mori Hills REIT Investment Corp.	16	101,914
MORI TRUST Sogo REIT Inc.	16	137,439
New City Residence Investment Corp.	48	149,495
Nippon Accommodations Fund Inc.	16	77,159
Nippon Building Fund Inc.	48	607,625
Nippon Commercial Investment Corp.	48	185,663
Nippon Residential Investment Corp.	32	111,880
Nomura Real Estate Holdings Inc.	6,400	106,736
Nomura Real Estate Office Fund Inc.	32	259,768
NTT Urban Development Corp.	144	206,882
ORIX JREIT Inc.	32	186,467
Pacific Management Corp.	64	40,123
Premier Investment Co.	32	192,576
re-plus residential investment inc.	16	46,295
Shoei Co. Ltd.	9,600	119,789
Sumitomo Realty & Development Co. Ltd.	49,000	864,952
SURUGA CORP.	4,800	13,792
TOC Co. Ltd.	8,000	60,120
Tokyo Tatemono Co. Ltd.	32,000	210,901
Tokyu Land Corp.	64,000	401,869
TOKYU REIT Inc.	32	241,121
Top REIT Inc.	32	138,243
United Urban Investment Corp.	32	199,327

		14,145,700

Security	Shares	Value
NETHERLANDS – 2.45%
Corio NV	6,240	$548,761
Eurocommercial Properties NV	3,552	199,186
Nieuwe Steen Investments NV	4,773	137,194
Plaza Centers NVa	8,002	33,836
VastNed Offices/Industrial NV	4,880	173,752
VastNed Retail NV	2,816	300,567
Wereldhave NV	2,688	332,819

		1,726,115

NEW ZEALAND – 0.33%
Kiwi Income Property Trust[b]	245,136	233,198

		233,198

NORWAY – 0.17%
Norwegian Property ASA	13,632	118,032

		118,032
SINGAPORE – 6.23%
Allco Commercial REIT	48,000	28,560
Allgreen Properties Ltd.	144,000	128,520
Ascendas India Trust	48,000	36,222
Ascendas Real Estate Investment Trust	128,000	221,050
Ascott Residence Trust	16,000	14,977
Cambridge Industrial Trust	80,000	35,700
CapitaCommercial Trust	112,000	180,416
CapitaLand Ltd.	240,000	1,105,830
CapitaMall Trust Management Ltd.	128,000	320,430
CapitaRetail China Trust	16,000	15,093
CDL Hospitality Trusts	80,000	120,161
City Developments Ltd.	80,000	639,698
Frasers Centrepoint Trust	16,000	14,396
GuocoLand Ltd.[b]	32,000	92,646
Ho Bee Investment Ltd.	16,000	10,797
Hong Fok Corp. Ltd.	33,400	23,387
Keppel Land Ltd.[b]	48,000	193,303
Macquarie MEAG Prime REIT	144,000	128,520
Mapletree Logistics Trust[b]	192,000	138,621
SC Global Developments Ltd.	32,000	31,114
Singapore Land Ltd.	32,000	157,893
Suntec REIT	176,000	185,176
United Industrial Corp. Ltd.	96,000	192,258
UOL Group Ltd.	64,000	179,255

102	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P WORLD EX-U.S. PROPERTY INDEX FUND

March 31, 2008

Security	Shares	Value
Wheelock Properties (Singapore) Ltd.[b]	48,000	$68,962
Wing Tai Holdings Ltd.	83,000	131,894

		4,394,879

SPAIN – 0.98%
Inmobiliaria Colonial SAa,b	101,600	151,331
Metrovacesa SA	3,248	429,228
Realia Business SA	14,560	108,434

		688,993

SWEDEN – 1.69%
Castellum AB	26,896	328,832
Fabege ABa	23,472	251,346
Hufvudstaden AB Class A	15,248	160,710
Kungsleden AB	21,424	266,448
Lennart Wallenstam Byggnads AB Class B	7,648	155,412
Wihlborgs Fastigheter AB	1,296	29,668

		1,192,416

SWITZERLAND – 1.46%
Allreal Holding AG Registered	1,472	208,213
Mobimo Holding AG Registered[a]	1,056	207,559
PSP Swiss Property AG Registered[a]	5,984	405,669
Swiss Prime Site AG Registered[a]	3,024	207,909

		1,029,350

UNITED KINGDOM – 11.26%
A&J Mucklow Group PLC	3,056	21,258
Big Yellow Group PLC	16,288	140,739
British Land Co. PLC	72,496	1,321,987
Brixton PLC	36,240	237,689
Capital & Regional PLC	10,352	113,160
CLS Holdings PLC[a]	3,328	23,547
Daejan Holdings PLC	320	19,716
Derwent London PLC	11,424	344,665
Development Securities PLC	11,600	106,053
Grainger PLC	16,192	132,427
Great Portland Estates PLC	23,040	242,469
Hammerson PLC	39,712	879,253
Helical Bar PLC	18,176	135,829
Land Securities Group PLC	65,376	1,960,716
Liberty International PLC	38,304	742,640
Local Shopping REIT PLC (The)	18,384	38,731

Security	Shares	Value
Mapeley Ltd.	528	$14,849
Marylebone Warwick Balfour Group PLC[a]	7,264	20,176
Minerva PLC[a]	6,384	12,181
Primary Health Properties PLC	3,104	19,310
Quintain Estates and Development PLC	10,736	96,180
Safestore Holdings Ltd.	19,312	61,796
SEGRO PLC	60,528	611,121
Shaftesbury PLC	18,864	216,517
St. Modwen Properties PLC	13,472	131,267
Town Centre Securities PLC	3,088	15,712
UNITE Group PLC	22,144	144,357
Workspace Group PLC	24,688	134,690

		7,939,035

TOTAL COMMON STOCKS (Cost: $78,656,475)		70,118,050

SHORT-TERM INVESTMENTS – 1.86%

MONEY MARKET FUNDS – 1.86%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.18%[c,d]	23,005	23,005
BGI Cash Premier Fund LLC 3.22%[c,d,e]	1,288,346	1,288,346

		1,311,351

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,311,351)		1,311,351

TOTAL INVESTMENTS IN SECURITIES – 101.31% (Cost: $79,967,826)		71,429,401

Other Assets, Less Liabilities – (1.31)%		(920,864)

NET ASSETS – 100.00%		$70,508,537

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See
Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	103

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2008

	iShares S&P
	Global 100 Index Fund	Global Consumer Discretionary Sector Index Fund	Global Consumer Staples Sector Index Fund	Global Energy Sector Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$884,684,234	$31,003,117	$299,503,149	$784,019,185
Affiliated issuers (Note 2)	17,185,690	236,038	249,434	556,947

Total cost of investments	$901,869,924	$31,239,155	$299,752,583	$784,576,132

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$931,109,009	$29,883,345	$307,426,037	$932,337,460
Affiliated issuers (Note 2)	15,542,214	236,038	249,434	556,947

Total value of investments	946,651,223	30,119,383	307,675,471	932,894,407
Foreign currencies, at value[b]	1,243,670	31,876	400,595	777,106
Receivables:
Investment securities sold	–	39,274	930,305	283,169
Dividends and interest	2,902,474	61,758	1,028,412	615,042

Total Assets	950,797,367	30,252,291	310,034,783	934,569,724

LIABILITIES
Payables:
Investment securities purchased	5,016,528	–	936,945	–
Securities related to in-kind transactions (Note 4)	–	–	–	283,169
Collateral for securities on loan (Note 5)	1,352,565	227,617	21,450	–
Capital shares redeemed	2,113,127	–	–	–
Investment advisory fees (Note 2)	314,260	11,614	123,007	384,268

Total Liabilities	8,796,480	239,231	1,081,402	667,437

NET ASSETS	$942,000,887	$30,013,060	$308,953,381	$933,902,287

Net assets consist of:
Paid-in capital	$901,833,766	$31,452,779	$300,345,823	$789,560,674
Undistributed net investment income	5,313,056	140,944	1,223,535	2,945,256
Accumulated net realized loss	(9,992,836)	(460,771)	(544,797)	(6,925,532)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	44,846,901	(1,119,892)	7,928,820	148,321,889

NET ASSETS	$942,000,887	$30,013,060	$308,953,381	$933,902,287

Shares outstanding[c]	12,900,000	600,000	5,100,000	7,200,000

Net asset value per share	$73.02	$50.02	$60.58	$129.71

[a]	Securities on loan with market values of $1,245,860, $222,875, $20,857 and $–, respectively. See Note 5.
[b]	Cost of foreign currencies: $1,235,616, $31,910, $401,100 and $770,762, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

104	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2008

	iShares S&P
	Global Financials Sector Index Fund	Global Healthcare Sector Index Fund	Global Industrials Sector Index Fund	Global Infrastructure Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$256,107,202	$661,413,426	$194,193,140	$51,054,376
Affiliated issuers (Note 2)	5,996,937	404,674	1,814,996	354,416

Total cost of investments	$262,104,139	$661,818,100	$196,008,136	$51,408,792

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$233,758,290	$619,329,838	$175,026,769	$49,164,266
Affiliated issuers (Note 2)	5,267,911	404,674	1,814,996	354,416

Total value of investments	239,026,201	619,734,512	176,841,765	49,518,682
Foreign currencies, at value[b]	316,198	410,306	222,225	55,673
Receivables:
Investment securities sold	280,367	–	–	–
Due from custodian (Note 4)	–	–	–	73,114
Dividends and interest	1,404,212	2,146,280	656,143	60,057

Total Assets	241,026,978	622,291,098	177,720,133	49,707,526

LIABILITIES
Payables:
Investment securities purchased	496,685	–	–	73,114
Collateral for securities on loan (Note 5)	2,428,423	–	1,752,232	326,220
Investment advisory fees (Note 2)	93,117	255,831	70,978	16,536

Total Liabilities	3,018,225	255,831	1,823,210	415,870

NET ASSETS	$238,008,753	$622,035,267	$175,896,923	$49,291,656

Net assets consist of:
Paid-in capital	$264,487,947	$670,083,041	$195,945,993	$51,229,131
Undistributed net investment income	1,306,328	4,858,112	967,496	100,386
Accumulated net realized loss	(4,725,372)	(10,923,772)	(1,851,925)	(147,423)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(23,060,150)	(41,982,114)	(19,164,641)	(1,890,438)

NET ASSETS	$238,008,753	$622,035,267	$175,896,923	$49,291,656

Shares outstanding[c]	3,400,000	11,800,000	2,950,000	1,100,000

Net asset value per share	$70.00	$52.71	$59.63	$44.81

[a]	Securities on loan with market values of $2,281,585, $–, $1,677,426 and $307,248, respectively. See Note 5.
[b]	Cost of foreign currencies: $314,040, $404,717, $219,985 and $55,611, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	105

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2008

	iShares S&P
	Global Materials Sector Index Fund	Global Technology Sector Index Fund	Global Telecommunications Sector Index Fund	Global Utilities Sector Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$381,462,439	$438,597,832	$474,317,361	$304,551,881
Affiliated issuers (Note 2)	1,875,775	1,517,202	81,793	277,280

Total cost of investments	$383,338,214	$440,115,034	$474,399,154	$304,829,161

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$389,070,370	$394,552,152	$458,201,092	$297,639,784
Affiliated issuers (Note 2)	1,875,775	1,517,202	81,793	277,280

Total value of investments	390,946,145	396,069,354	458,282,885	297,917,064
Foreign currencies, at value[b]	409,468	392,994	470,281	335,560
Receivables:
Investment securities sold	1,267,517	–	–	1,200,453
Due from custodian (Note 4)	20,975	–	–	–
Dividends and interest	1,412,666	460,147	1,104,795	525,207

Total Assets	394,056,771	396,922,495	459,857,961	299,978,284

LIABILITIES
Payables:
Investment securities purchased	20,975	–	–	1,321,675
Securities related to in-kind transactions (Note 4)	133,804	–	–	–
Collateral for securities on loan (Note 5)	1,675,547	1,294,372	–	–
Capital shares redeemed	1,307,202	–	–	–
Investment advisory fees (Note 2)	169,999	157,048	183,346	121,636

Total Liabilities	3,307,527	1,451,420	183,346	1,443,311

NET ASSETS	$390,749,244	$395,471,075	$459,674,615	$298,534,973

Net assets consist of:
Paid-in capital	$383,663,958	$444,724,513	$477,483,958	$305,445,979
Undistributed net investment income	1,959,972	406,400	1,874,988	1,059,062
Accumulated net realized loss	(2,492,165)	(5,621,096)	(3,564,574)	(1,055,547)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	7,617,479	(44,038,742)	(16,119,757)	(6,914,521)

NET ASSETS	$390,749,244	$395,471,075	$459,674,615	$298,534,973

Shares outstanding[c]	5,150,000	7,000,000	6,850,000	4,700,000

Net asset value per share	$75.87	$56.50	$67.11	$63.52

[a]	Securities on loan with market values of $1,581,186, $1,176,654, $– and $–, respectively. See Note 5.
[b]	Cost of foreign currencies: $406,584, $384,603, $458,614 and $336,933, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

106	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2008

	iShares S&P
	Asia 50 Index Fund	Europe 350 Index Fund	Latin America 40 Index Fund	/TOPIX 150 Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$13,904,340	$1,873,762,479	$2,793,921,078	$222,753,840
Affiliated issuers (Note 2)	16,407	37,163,254	55,220,081	1,672,796

Total cost of investments	$13,920,747	$1,910,925,733	$2,849,141,159	$224,426,636

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$12,850,934	$2,280,340,289	$3,340,949,488	$209,532,630
Affiliated issuers (Note 2)	16,407	34,032,937	55,220,081	1,672,796

Total value of investments	12,867,341	2,314,373,226	3,396,169,569	211,205,426
Foreign currencies, at value[b]	21,367	2,615,026	1,249,202	265,681
Receivables:
Investment securities sold	–	546,999	–	–
Dividends and interest	30,728	10,853,059	9,329,957	1,732,975

Total Assets	12,919,436	2,328,388,310	3,406,748,728	213,204,082

LIABILITIES
Payables:
Investment securities purchased	–	–	3,972,240	–
Securities related to in-kind transactions (Note 4)	–	16,696	–	–
Collateral for securities on loan (Note 5)	–	17,247,040	48,047,556	1,669,200
Capital shares redeemed	–	–	280,226	–
Investment advisory fees (Note 2)	6,457	1,157,132	1,435,119	89,922

Total Liabilities	6,457	18,420,868	53,735,141	1,759,122

NET ASSETS	$12,912,979	$2,309,967,442	$3,353,013,587	$211,444,960

Net assets consist of:
Paid-in capital	$14,274,816	$1,930,560,861	$2,804,050,206	$226,862,161
Undistributed net investment income	37,234	11,410,208	14,775,981	1,420,186
Accumulated net realized loss	(344,247)	(35,784,873)	(12,835,837)	(3,623,153)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(1,054,824)	403,781,246	547,023,237	(13,214,234)

NET ASSETS	$12,912,979	$2,309,967,442	$3,353,013,587	$211,444,960

Shares outstanding[c]	300,000	22,000,000	13,250,000	1,950,000

Net asset value per share	$43.04	$105.00	$253.06	$108.43

[a]	Securities on loan with market values of $–, $16,373,151, $47,101,075 and $1,585,196, respectively. See Note 5.
[b]	Cost of foreign currencies: $21,366, $2,579,469, $1,244,662 and $255,103, respectively.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	107

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2008

iShares S&P
World ex-U.S. Property Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$78,656,475
Affiliated issuers (Note 2)	1,311,351

Total cost of investments	$79,967,826

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$70,118,050
Affiliated issuers (Note 2)	1,311,351

Total value of investments	71,429,401
Foreign currencies, at value[b]	92,244
Receivables:
Due from custodian (Note 4)	2,770
Dividends and interest	302,105

Total Assets	71,826,520

LIABILITIES
Payables:
Investment securities purchased	2,770
Collateral for securities on loan (Note 5)	1,288,346
Investment advisory fees (Note 2)	26,867

Total Liabilities	1,317,983

NET ASSETS	$70,508,537

Net assets consist of:
Paid-in capital	$79,822,814
Distributions in excess of net investment income	(232,498)
Accumulated net realized loss	(546,587)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(8,535,192)

NET ASSETS	$70,508,537

Shares outstanding[c]	1,600,000

Net asset value per share	$44.07

[a]	Securities on loan with market value of $1,178,206. See Note 5.
[b]	Cost of foreign currency: $91,456.
[c]	No par value, unlimited number of shares authorized.

See notes to financial statements.

108	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2008

	iShares S&P
	Global 100 Index Fund	Global Consumer Discretionary Sector Index Fund	Global Consumer Staples Sector Index Fund	Global Energy Sector Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$21,600,778	$611,495	$2,673,067	$25,550,236
Dividends from affiliated issuers (Note 2)	464,156	–	–	–
Interest from affiliated issuers (Note 2)	51,081	1,430	6,773	51,770
Securities lending income from unaffiliated issuers	6	13	–	98
Securities lending income from affiliated issuers (Note 2)	3,338	2,996	963	5,310

Total investment income	22,119,359	615,934	2,680,803	25,607,414

EXPENSES
Investment advisory fees (Note 2)	3,444,128	147,727	543,820	4,363,627

Total expenses	3,444,128	147,727	543,820	4,363,627

Net investment income	18,675,231	468,207	2,136,983	21,243,787

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	3,002,034	(411,996)	(479,939)	(1,707,851)
Investments in affiliated issuers (Note 2)	(107,726)	–	–	–
In-kind redemptions	11,518,126	1,037,879	665,140	63,678,360
Short positions (Note 1)	5,220	–	–	–
Foreign currency transactions	220,981	6,151	4,389	(71,392)

Net realized gain	14,638,635	632,034	189,590	61,899,117

Net change in unrealized appreciation (depreciation) on:
Investments	(54,453,730)	(5,100,381)	5,375,530	51,129,138
Short positions (Note 1)	(5,220)	–	–	–
Translation of assets and liabilities in foreign currencies	45,167	(319)	5,460	(3,788)

Net change in unrealized appreciation (depreciation)	(54,413,783)	(5,100,700)	5,380,990	51,125,350

Net realized and unrealized gain (loss)	(39,775,148)	(4,468,666)	5,570,580	113,024,467

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(21,099,917)	$(4,000,459)	$7,707,563	$134,268,254

[a]	Net of foreign withholding tax of $1,324,340, $32,226, $39,309 and $1,303,496, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	109

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2008

	iShares S&P
	Global Financials Sector Index Fund	Global Healthcare Sector Index Fund	Global Industrials Sector Index Fund	Global Infrastructure Index Fund[a]

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[b]	$9,171,097	$15,576,292	$2,644,997	$149,403
Dividends from affiliated issuers (Note 2)	181,134	–	–	–
Interest from affiliated issuers (Note 2)	18,507	37,076	6,258	319
Securities lending income from unaffiliated issuers	651	117	202	–
Securities lending income from affiliated issuers (Note 2)	17,840	–	17,119	682

Total investment income	9,389,229	15,613,485	2,668,576	150,404

EXPENSES
Investment advisory fees (Note 2)	1,352,723	3,536,842	621,928	33,776

Total expenses	1,352,723	3,536,842	621,928	33,776

Net investment income	8,036,506	12,076,643	2,046,648	116,628

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(4,231,692)	(4,771,569)	(2,199,746)	(147,423)
Investments in affiliated issuers (Note 2)	155,737	–	–	–
In-kind redemptions	15,899,802	52,042,773	3,865,835	–
Foreign currency transactions	110,607	57,971	62,015	1,795

Net realized gain (loss)	11,934,454	47,329,175	1,728,104	(145,628)

Net change in unrealized appreciation (depreciation) on:
Investments	(71,156,966)	(100,245,785)	(21,175,608)	(1,890,110)
Translation of assets and liabilities in foreign currencies	2,740	74,271	1,671	(328)

Net change in unrealized appreciation (depreciation)	(71,154,226)	(100,171,514)	(21,173,937)	(1,890,438)

Net realized and unrealized loss	(59,219,772)	(52,842,339)	(19,445,833)	(2,036,066)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(51,183,266)	$(40,765,696)	$(17,399,185)	$(1,919,438)

[a]	For the period from December 10, 2007 (commencement of operations) to March 31, 2008.
[b]	Net of foreign withholding tax of $579,017, $825,749, $101,589 and $10,043, respectively.

See notes to financial statements.

110	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2008

	iShares S&P
	Global Materials Sector Index Fund	Global Technology Sector Index Fund	Global Telecommunications Sector Index Fund	Global Utilities Sector Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$5,548,241	$3,508,723	$14,167,930	$2,904,944
Interest from affiliated issuers (Note 2)	15,307	17,623	26,085	7,103
Securities lending income from unaffiliated issuers	8	91	77	629
Securities lending income from affiliated issuers (Note 2)	16,365	5,870	2,192	934

Total investment income	5,579,921	3,532,307	14,196,284	2,913,610

EXPENSES
Investment advisory fees (Note 2)	1,413,523	1,566,792	1,979,576	573,046

Total expenses	1,413,523	1,566,792	1,979,576	573,046

Net investment income	4,166,398	1,965,515	12,216,708	2,340,564

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(2,476,832)	(3,842,784)	(1,819,646)	(1,069,861)
In-kind redemptions	20,153,604	11,430,916	25,527,339	1,047,315
Short positions (Note 1)	–	(303)	–	–
Foreign currency transactions	59,297	32,822	48,574	6,075

Net realized gain (loss)	17,736,069	7,620,651	23,756,267	(16,471)

Net change in unrealized appreciation (depreciation) on:
Investments	1,068,606	(46,997,820)	(49,854,970)	(10,089,968)
Short positions (Note 1)	–	303	–	–
Translation of assets and liabilities in foreign currencies	8,623	6,548	(6,050)	(2,519)

Net change in unrealized appreciation (depreciation)	1,077,229	(46,990,969)	(49,861,020)	(10,092,487)

Net realized and unrealized gain (loss)	18,813,298	(39,370,318)	(26,104,753)	(10,108,958)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$22,979,696	$(37,404,803)	$(13,888,045)	$(7,768,394)

[a]	Net of foreign withholding tax of $348,735, $155,740, $906,755 and $138,318, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	111

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2008

	iShares S&P
	Asia 50 Index Fund[a]	Europe 350 Index Fund	Latin America 40 Index Fund	/TOPIX 150 Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[b]	$71,748	$93,745,745	$66,368,336	$3,981,512
Dividends from affiliated issuers (Note 2)	–	1,287,474	–	–
Interest from affiliated issuers (Note 2)	156	109,572	188,592	7,714
Securities lending income from unaffiliated issuers	–	38,166	88,930	1,493
Securities lending income from affiliated issuers (Note 2)	10	267,755	396,398	18,215

Total investment income	71,914	95,448,712	67,042,256	4,008,934

EXPENSES
Investment advisory fees (Note 2)	26,040	16,743,473	13,618,739	1,470,522

Total expenses	26,040	16,743,473	13,618,739	1,470,522

Net investment income	45,874	78,705,239	53,423,517	2,538,412

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(344,389)	(19,204,665)	(4,529,242)	(1,300,494)
Investments in affiliated issuers (Note 2)	–	(107,070)	–	–
In-kind redemptions	(201,160)	288,757,698	497,163,032	29,328,675
Foreign currency transactions	(3,375)	706,140	(87,165)	3,570

Net realized gain (loss)	(548,924)	270,152,103	492,546,625	28,031,751

Net change in unrealized appreciation (depreciation) on:
Investments	(1,053,406)	(354,761,051)	271,395,832	(71,819,511)
Translation of assets and liabilities in foreign currencies	(1,418)	199,249	(5,769)	10,581

Net change in unrealized appreciation (depreciation)	(1,054,824)	(354,561,802)	271,390,063	(71,808,930)

Net realized and unrealized gain (loss)	(1,603,748)	(84,409,699)	763,936,688	(43,777,179)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,557,874)	$(5,704,460)	$817,360,205	$(41,238,767)

[a]	For the period from November 13, 2007 (commencement of operations) to March 31, 2008.
[b]	Net of foreign withholding tax of $9,734, $8,833,353, $5,854,724 and $298,308, respectively.

See notes to financial statements.

112	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Period ended March 31, 2008

iShares S&P
World ex-U.S. Property Index Fund[a]

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[b]	$864,376
Interest from affiliated issuers (Note 2)	1,766
Securities lending income from affiliated issuers (Note 2)	7,904

Total investment income	874,046

EXPENSES
Investment advisory fees (Note 2)	132,938

Total expenses	132,938

Net investment income	741,108

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(537,832)
Foreign currency transactions	14,799

Net realized loss	(523,033)

Net change in unrealized appreciation (depreciation) on:
Investments	(8,538,425)
Translation of assets and liabilities in foreign currencies	3,233

Net change in unrealized appreciation (depreciation)	(8,535,192)

Net realized and unrealized loss	(9,058,225)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(8,317,117)

[a]	For the period from July 30, 2007 (commencement of operations) to March 31, 2008.
[b]	Net of foreign withholding tax of $81,539.

See notes to financial statements.

FINANCIAL STATEMENTS	113

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P Global 100 Index Fund		iShares S&P Global Consumer Discretionary Sector Index Fund
	Year ended March 31, 2008	Year ended March 31, 2007	Year ended March 31, 2008	Period from September 12, 2006[a] to March 31, 2007

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$18,675,231	$12,632,032	$468,207	$186,521
Net realized gain (loss)	14,638,635	(1,683,464)	632,034	(56,864)
Net change in unrealized appreciation (depreciation)	(54,413,783)	63,531,234	(5,100,700)	3,980,808

Net increase (decrease) in net assets resulting from operations	(21,099,917)	74,479,802	(4,000,459)	4,110,465

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(16,722,739)	(11,129,468)	(426,683)	(100,630)

Total distributions to shareholders	(16,722,739)	(11,129,468)	(426,683)	(100,630)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	335,969,031	157,093,925	10,356,629	28,387,915
Cost of shares redeemed	(36,919,051)	–	(8,314,177)	–

Net increase in net assets from capital share transactions	299,049,980	157,093,925	2,042,452	28,387,915

INCREASE (DECREASE) IN NET ASSETS	261,227,324	220,444,259	(2,384,690)	32,397,750

NET ASSETS
Beginning of period	680,773,563	460,329,304	32,397,750	–

End of period	$942,000,887	$680,773,563	$30,013,060	$32,397,750

Undistributed net investment income included in net assets at end of period	$5,313,056	$3,139,583	$140,944	$90,060

SHARES ISSUED AND REDEEMED
Shares sold	4,200,000	2,200,000	200,000	550,000
Shares redeemed	(500,000)	–	(150,000)	–

Net increase in shares outstanding	3,700,000	2,200,000	50,000	550,000

[a]	Commencement of operations.

See notes to financial statements.

114	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Consumer Staples Sector Index Fund		iShares S&P Global Energy Sector Index Fund
	Year ended March 31, 2008	Period from September 12, 2006[a] to March 31, 2007	Year ended March 31, 2008	Year ended March 31, 2007

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,136,983	$238,344	$21,243,787	$12,152,438
Net realized gain (loss)	189,590	(63,184)	61,899,117	42,663,519
Net change in unrealized appreciation (depreciation)	5,380,990	2,547,830	51,125,350	21,372,053

Net increase in net assets resulting from operations	7,707,563	2,722,990	134,268,254	76,188,010

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,019,689)	(138,251)	(20,736,029)	(10,987,488)

Total distributions to shareholders	(1,019,689)	(138,251)	(20,736,029)	(10,987,488)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	274,798,336	27,993,916	270,063,538	136,878,647
Cost of shares redeemed	(3,111,484)	–	(206,368,029)	(130,819,328)

Net increase in net assets from capital share transactions	271,686,852	27,993,916	63,695,509	6,059,319

INCREASE IN NET ASSETS	278,374,726	30,578,655	177,227,734	71,259,841

NET ASSETS
Beginning of period	30,578,655	–	756,674,553	685,414,712

End of period	$308,953,381	$30,578,655	$933,902,287	$756,674,553

Undistributed net investment income included in net assets at end of period	$1,223,535	$101,852	$2,945,256	$2,508,890

SHARES ISSUED AND REDEEMED
Shares sold	4,600,000	550,000	2,050,000	1,300,000
Shares redeemed	(50,000)	–	(1,650,000)	(1,250,000)

Net increase in shares outstanding	4,550,000	550,000	400,000	50,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	115

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Financials Sector Index Fund		iShares S&P Global Healthcare Sector Index Fund
	Year ended March 31, 2008	Year ended March 31, 2007	Year ended March 31, 2008	Year ended March 31, 2007

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$8,036,506	$5,063,512	$12,076,643	$9,438,037
Net realized gain	11,934,454	4,333,610	47,329,175	18,304,112
Net change in unrealized appreciation (depreciation)	(71,154,226)	21,657,807	(100,171,514)	18,520,933

Net increase (decrease) in net assets resulting from operations	(51,183,266)	31,054,929	(40,765,696)	46,263,082

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(8,478,329)	(4,181,676)	(12,195,867)	(6,276,335)

Total distributions to shareholders	(8,478,329)	(4,181,676)	(12,195,867)	(6,276,335)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	24,924,901	163,603,217	104,144,805	363,731,502
Cost of shares redeemed	(48,485,315)	(11,140,596)	(229,634,435)	(91,645,736)

Net increase (decrease) in net assets from capital share transactions	(23,560,414)	152,462,621	(125,489,630)	272,085,766

INCREASE (DECREASE) IN NET ASSETS	(83,222,009)	179,335,874	(178,451,193)	312,072,513

NET ASSETS
Beginning of year	321,230,762	141,894,888	800,486,460	488,413,947

End of year	$238,008,753	$321,230,762	$622,035,267	$800,486,460

Undistributed net investment income included in net assets at end of year	$1,306,328	$1,430,821	$4,858,112	$4,919,365

SHARES ISSUED AND REDEEMED
Shares sold	350,000	1,950,000	1,750,000	6,500,000
Shares redeemed	(550,000)	(150,000)	(3,850,000)	(1,700,000)

Net increase (decrease) in shares outstanding	(200,000)	1,800,000	(2,100,000)	4,800,000

See notes to financial statements.

116	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Industrials Sector Index Fund		iShares S&P Global Infrastructure Index Fund
	Year ended March 31, 2008	Period from September 12, 2006[a] to March 31, 2007	Period from December 10, 2007[a] to March 31, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$2,046,648	$217,276	$116,628
Net realized gain (loss)	1,728,104	1,707,864	(145,628)
Net change in unrealized appreciation (depreciation)	(21,173,937)	2,009,296	(1,890,438)

Net increase (decrease) in net assets resulting from operations	(17,399,185)	3,934,436	(1,919,438)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,229,349)	(143,986)	(18,037)

Total distributions to shareholders	(1,229,349)	(143,986)	(18,037)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	227,635,677	27,968,635	51,229,131
Cost of shares redeemed	(50,583,806)	(14,285,499)	–

Net increase in net assets from capital share transactions	177,051,871	13,683,136	51,229,131

INCREASE IN NET ASSETS	158,423,337	17,473,586	49,291,656

NET ASSETS
Beginning of period	17,473,586	–	–

End of period	$175,896,923	$17,473,586	$49,291,656

Undistributed net investment income included in net assets at end of period	$967,496	$76,660	$100,386

SHARES ISSUED AND REDEEMED
Shares sold	3,500,000	550,000	1,100,000
Shares redeemed	(850,000)	(250,000)	–

Net increase in shares outstanding	2,650,000	300,000	1,100,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	117

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Materials Sector Index Fund		iShares S&P Global Technology Sector Index Fund
	Year ended March 31, 2008	Period from September 12, 2006[a] to March 31, 2007	Year ended March 31, 2008	Year ended March 31, 2007

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,166,398	$418,201	$1,965,515	$390,733
Net realized gain	17,736,069	1,106,985	7,620,651	11,036,791
Net change in unrealized appreciation (depreciation)	1,077,229	6,540,250	(46,990,969)	(7,118,451)

Net increase (decrease) in net assets resulting from operations	22,979,696	8,065,436	(37,404,803)	4,309,073

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,604,122)	(81,268)	(1,664,421)	(386,500)

Total distributions to shareholders	(2,604,122)	(81,268)	(1,664,421)	(386,500)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	383,371,570	75,310,557	317,562,536	146,849,726
Cost of shares redeemed	(87,788,731)	(8,503,894)	(80,214,152)	(62,275,107)

Net increase in net assets from capital share transactions	295,582,839	66,806,663	237,348,384	84,574,619

INCREASE IN NET ASSETS	315,958,413	74,790,831	198,279,160	88,497,192

NET ASSETS
Beginning of period	74,790,831	–	197,191,915	108,694,723

End of period	$390,749,244	$74,790,831	$395,471,075	$197,191,915

Undistributed net investment income included in net assets at end of period	$1,959,972	$338,399	$406,400	$72,484

SHARES ISSUED AND REDEEMED
Shares sold	5,150,000	1,350,000	4,950,000	2,650,000
Shares redeemed	(1,200,000)	(150,000)	(1,400,000)	(1,150,000)

Net increase in shares outstanding	3,950,000	1,200,000	3,550,000	1,500,000

[a]	Commencement of operations.

See notes to financial statements.

118	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Global Telecommunications Sector Index Fund		iShares S&P Global Utilities Sector Index Fund
	Year ended March 31, 2008	Year ended March 31, 2007	Year ended March 31, 2008	Period from September 12, 2006[a] to March 31, 2007

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$12,216,708	$4,913,600	$2,340,564	$271,324
Net realized gain (loss)	23,756,267	(1,120,617)	(16,471)	1,924,356
Net change in unrealized appreciation (depreciation)	(49,861,020)	32,803,137	(10,092,487)	3,177,966

Net increase (decrease) in net assets resulting from operations	(13,888,045)	36,596,120	(7,768,394)	5,373,646

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(11,105,395)	(4,384,456)	(1,398,624)	(166,106)

Total distributions to shareholders	(11,105,395)	(4,384,456)	(1,398,624)	(166,106)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	334,858,071	128,647,858	287,063,866	33,737,868
Cost of shares redeemed	(82,427,565)	–	(6,472,600)	(11,834,683)

Net increase in net assets from capital share transactions	252,430,506	128,647,858	280,591,266	21,903,185

INCREASE IN NET ASSETS	227,437,066	160,859,522	271,424,248	27,110,725

NET ASSETS
Beginning of period	232,237,549	71,378,027	27,110,725	–

End of period	$459,674,615	$232,237,549	$298,534,973	$27,110,725

Undistributed net investment income included in net assets at end of period	$1,874,988	$715,101	$1,059,062	$111,047

SHARES ISSUED AND REDEEMED
Shares sold	4,500,000	2,150,000	4,350,000	650,000
Shares redeemed	(1,200,000)	–	(100,000)	(200,000)

Net increase in shares outstanding	3,300,000	2,150,000	4,250,000	450,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	119

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Asia 50 Index Fund	iShares S&P Europe 350 Index Fund
	Period from November 13, 2007[a] to March 31, 2008	Year ended March 31, 2008	Year ended March 31, 2007

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$45,874	$78,705,239	$50,622,456
Net realized gain (loss)	(548,924)	270,152,103	17,878,882
Net change in unrealized appreciation (depreciation)	(1,054,824)	(354,561,802)	387,954,630

Net increase (decrease) in net assets resulting from operations	(1,557,874)	(5,704,460)	456,455,968

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(5,265)	(78,487,193)	(47,592,601)

Total distributions to shareholders	(5,265)	(78,487,193)	(47,592,601)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	18,473,139	458,980,919	606,608,076
Cost of shares redeemed	(3,997,021)	(629,372,954)	(26,363,683)

Net increase (decrease) in net assets from capital share transactions	14,476,118	(170,392,035)	580,244,393

INCREASE (DECREASE) IN NET ASSETS	12,912,979	(254,583,688)	989,107,760

NET ASSETS
Beginning of period	–	2,564,551,130	1,575,443,370

End of period	$12,912,979	$2,309,967,442	$2,564,551,130

Undistributed net investment income included in net assets at end of period	$37,234	$11,410,208	$9,857,607

SHARES ISSUED AND REDEEMED
Shares sold	400,000	4,050,000	6,200,000
Shares redeemed	(100,000)	(5,800,000)	(250,000)

Net increase (decrease) in shares outstanding	300,000	(1,750,000)	5,950,000

[a]	Commencement of operations.

See notes to financial statements.

120	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P Latin America 40 Index Fund		iShares S&P/TOPIX 150 Index Fund
	Year ended March 31, 2008	Year ended March 31, 2007	Year ended March 31, 2008	Year ended March 31, 2007

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$53,423,517	$28,526,765	$2,538,412	$2,253,528
Net realized gain (loss)	492,546,625	300,333,396	28,031,751	(881,276)
Net change in unrealized appreciation (depreciation)	271,390,063	(48,669,946)	(71,808,930)	12,266,139

Net increase (decrease) in net assets resulting from operations	817,360,205	280,190,215	(41,238,767)	13,638,391

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(42,874,163)	(30,321,934)	(2,505,591)	(2,167,175)

Total distributions to shareholders	(42,874,163)	(30,321,934)	(2,505,591)	(2,167,175)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,260,756,788	725,535,869	–	36,603,702
Cost of shares redeemed	(1,172,591,463)	(1,039,471,300)	(110,324,407)	–

Net increase (decrease) in net assets from capital share transactions	1,088,165,325	(313,935,431)	(110,324,407)	36,603,702

INCREASE (DECREASE) IN NET ASSETS	1,862,651,367	(64,067,150)	(154,068,765)	48,074,918

NET ASSETS
Beginning of year	1,490,362,220	1,554,429,370	365,513,725	317,438,807

End of year	$3,353,013,587	$1,490,362,220	$211,444,960	$365,513,725

Undistributed net investment income included in net assets at end of year	$14,775,981	$4,313,792	$1,420,186	$1,224,135

SHARES ISSUED AND REDEEMED
Shares sold	9,900,000	4,600,000	–	300,000
Shares redeemed	(5,000,000)	(7,300,000)	(900,000)	–

Net increase (decrease) in shares outstanding	4,900,000	(2,700,000)	(900,000)	300,000

See notes to financial statements.

FINANCIAL STATEMENTS	121

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

iShares S&P World ex-U.S. Property Index Fund
Period from July 30, 2007[a] to March 31, 2008

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$741,108
Net realized loss	(523,033)
Net change in unrealized appreciation (depreciation)	(8,535,192)

Net decrease in net assets resulting from operations	(8,317,117)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(997,160)

Total distributions to shareholders	(997,160)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	79,822,814

Net increase in net assets from capital share transactions	79,822,814

INCREASE IN NET ASSETS	70,508,537

NET ASSETS
Beginning of period	–

End of period	$70,508,537

Distributions in excess of net investment income included in net assets at end of period	$(232,498)

SHARES ISSUED
Shares sold	1,600,000

Net increase in shares outstanding	1,600,000

[a]	Commencement of operations.

See notes to financial statements.

122	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global 100 Index Fund
	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004

Net asset value, beginning of year	$74.00	$65.76	$60.67	$57.20	$42.03

Income from investment operations:
Net investment income	1.70 [a]	1.61 [a]	1.22	1.04	0.66
Net realized and unrealized gain (loss)[b]	(1.30)	7.99	5.07	3.46	15.16

Total from investment operations	0.40	9.60	6.29	4.50	15.82

Less distributions from:
Net investment income	(1.38)	(1.36)	(1.20)	(1.03)	(0.65)

Total distributions	(1.38)	(1.36)	(1.20)	(1.03)	(0.65)

Net asset value, end of year	$73.02	$74.00	$65.76	$60.67	$57.20

Total return	0.37%	14.60%	10.44%	7.85%	37.68%

Ratios/Supplemental data:
Net assets, end of year (000s)	$942,001	$680,774	$460,329	$342,782	$168,736
Ratio of expenses to average net assets	0.40%	0.40%	0.40%	0.40%	0.40%
Ratio of net investment income to average net assets	2.17%	2.28%	2.05%	2.24%	1.63%
Portfolio turnover rate[c]	5%	3%	6%	4%	4%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	123

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Consumer Discretionary Sector Index Fund
	Year ended Mar. 31, 2008	Period from Sep. 12, 2006[a] to Mar. 31, 2007

Net asset value, beginning of period	$58.91	$51.03

Income from investment operations:
Net investment income[b]	0.87	0.37
Net realized and unrealized gain (loss)[c]	(8.91)	7.71

Total from investment operations	(8.04)	8.08

Less distributions from:
Net investment income	(0.85)	(0.20)

Total distributions	(0.85)	(0.20)

Net asset value, end of period	$50.02	$58.91

Total return	(13.77)%	15.85%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$30,013	$32,398
Ratio of expenses to average net assets[e]	0.48%	0.48%
Ratio of net investment income to average net assets[e]	1.52%	1.19%
Portfolio turnover rate[f]	6%	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

124	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Consumer Staples Sector Index Fund
	Year ended Mar. 31, 2008	Period from Sep. 12, 2006[a] to Mar. 31, 2007

Net asset value, beginning of period	$55.60	$50.56

Income from investment operations:
Net investment income[b]	1.12	0.47
Net realized and unrealized gain[c]	4.22	4.85

Total from investment operations	5.34	5.32

Less distributions from:
Net investment income	(0.36)	(0.28)

Total distributions	(0.36)	(0.28)

Net asset value, end of period	$60.58	$55.60

Total return	9.59%	10.54%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$308,953	$30,579
Ratio of expenses to average net assets[e]	0.48%	0.48%
Ratio of net investment income to average net assets[e]	1.89%	1.64%
Portfolio turnover rate[f]	5%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	125

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Energy Sector Index Fund
	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004

Net asset value, beginning of year	$111.28	$101.54	$82.90	$60.07	$44.47

Income from investment operations:
Net investment income	3.05 [a]	1.85 [a]	1.37 [a]	1.32	0.68
Net realized and unrealized gain[b]	18.16	9.69	18.37	22.78	15.54

Total from investment operations	21.21	11.54	19.74	24.10	16.22

Less distributions from:
Net investment income	(2.78)	(1.80)	(1.10)	(1.27)	(0.62)

Total distributions	(2.78)	(1.80)	(1.10)	(1.27)	(0.62)

Net asset value, end of year	$129.71	$111.28	$101.54	$82.90	$60.07

Total return	18.87%	11.37%	23.91%	40.40%	36.55%

Ratios/Supplemental data:
Net assets, end of year (000s)	$933,902	$756,675	$685,415	$323,296	$90,100
Ratio of expenses to average net assets	0.48%	0.49%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets	2.34%	1.73%	1.46%	2.00%	1.92%
Portfolio turnover rate[c]	6%	10%	5%	5%	4%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

126	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Financials Sector Index Fund
	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004

Net asset value, beginning of year	$89.23	$78.83	$64.22	$60.26	$39.98

Income from investment operations:
Net investment income	2.43 [a]	1.81 [a]	1.52 [a]	0.86	1.38
Net realized and unrealized gain (loss)[b]	(18.88)	9.80	14.29	4.00	20.21

Total from investment operations	(16.45)	11.61	15.81	4.86	21.59

Less distributions from:
Net investment income	(2.78)	(1.21)	(1.20)	(0.90)	(1.31)

Total distributions	(2.78)	(1.21)	(1.20)	(0.90)	(1.31)

Net asset value, end of year	$70.00	$89.23	$78.83	$64.22	$60.26

Total return	(18.81)%	14.74%	24.73%	8.02%	54.23%

Ratios/Supplemental data:
Net assets, end of year (000s)	$238,009	$321,231	$141,895	$70,642	$30,129
Ratio of expenses to average net assets	0.48%	0.49%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets	2.85%	2.13%	2.17%	2.11%	2.14%
Portfolio turnover rate[c]	9%	5%	7%	5%	8%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	127

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Healthcare Sector Index Fund
	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004

Net asset value, beginning of year	$57.59	$53.67	$48.13	$46.66	$39.81

Income from investment operations:
Net investment income	0.96 [a]	0.82 [a]	0.53 [a]	0.39	0.31
Net realized and unrealized gain (loss)[b]	(4.84)	3.59	5.38	1.44	6.84

Total from investment operations	(3.88)	4.41	5.91	1.83	7.15

Less distributions from:
Net investment income	(1.00)	(0.49)	(0.37)	(0.36)	(0.30)

Total distributions	(1.00)	(0.49)	(0.37)	(0.36)	(0.30)

Net asset value, end of year	$52.71	$57.59	$53.67	$48.13	$46.66

Total return	(6.91)%	8.22%	12.28%	3.93%	17.98%

Ratios/Supplemental data:
Net assets, end of year (000s)	$622,035	$800,486	$488,414	$228,613	$130,656
Ratio of expenses to average net assets	0.48%	0.49%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets	1.64%	1.46%	1.02%	1.12%	1.25%
Portfolio turnover rate[c]	4%	5%	5%	10%	6%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

128	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Industrials Sector Index Fund
	Year ended Mar. 31, 2008	Period from Sep. 12, 2006[a] to Mar. 31, 2007

Net asset value, beginning of period	$58.25	$50.25

Income from investment operations:
Net investment income[b]	0.99	0.48
Net realized and unrealized gain[c]	0.77	7.81

Total from investment operations	1.76	8.29

Less distributions from:
Net investment income	(0.38)	(0.29)

Total distributions	(0.38)	(0.29)

Net asset value, end of period	$59.63	$58.25

Total return	2.99%	16.52%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$175,897	$17,474
Ratio of expenses to average net assets[e]	0.48%	0.48%
Ratio of net investment income to average net assets[e]	1.58%	1.60%
Portfolio turnover rate[f]	11%	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	129

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares S&P Global Infrastructure Index Fund
Period from Dec. 10, 2007[a] to Mar. 31, 2008

Net asset value, beginning of period	$50.03

Income from investment operations:
Net investment income[b]	0.23
Net realized and unrealized loss[c]	(5.27)

Total from investment operations	(5.04)

Less distributions from:
Net investment income	(0.18)

Total distributions	(0.18)

Net asset value, end of period	$44.81

Total return	(10.10)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$49,292
Ratio of expenses to average net assets[e]	0.48%
Ratio of net investment income to average net assets[e]	1.66%
Portfolio turnover rate[f]	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

130	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Materials Sector Index Fund
	Year ended Mar. 31, 2008	Period from Sep. 12, 2006[a] to Mar. 31, 2007

Net asset value, beginning of period	$62.33	$48.72

Income from investment operations:
Net investment income[b]	1.05	0.66
Net realized and unrealized gain[c]	12.97	13.11

Total from investment operations	14.02	13.77

Less distributions from:
Net investment income	(0.48)	(0.16)

Total distributions	(0.48)	(0.16)

Net asset value, end of period	$75.87	$62.33

Total return	22.49%	28.31%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$390,749	$74,791
Ratio of expenses to average net assets[e]	0.48%	0.48%
Ratio of net investment income to average net assets[e]	1.41%	2.11%
Portfolio turnover rate[f]	10%	5%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	131

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Technology Sector Index Fund
	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004

Net asset value, beginning of year	$57.16	$55.74	$47.65	$50.99	$33.46

Income from investment operations:
Net investment income (loss)	0.37 [a]	0.15 [a]	0.05	0.59	(0.04)
Net realized and unrealized gain (loss)[b]	(0.80)	1.40	8.06	(3.31)	17.57

Total from investment operations	(0.43)	1.55	8.11	(2.72)	17.53

Less distributions from:
Net investment income	(0.23)	(0.13)	(0.02)	(0.57)	–
Return of capital	–	–	–	(0.05)	–

Total distributions	(0.23)	(0.13)	(0.02)	(0.62)	–

Net asset value, end of year	$56.50	$57.16	$55.74	$47.65	$50.99

Total return	(0.81)%	2.77%	17.03%	(5.40)%	52.39%

Ratios/Supplemental data:
Net assets, end of year (000s)	$395,471	$197,192	$108,695	$42,887	$28,045
Ratio of expenses to average net assets	0.48%	0.49%	0.66%	0.66%	0.65%
Ratio of net investment income (loss) to average net assets	0.60%	0.27%	0.16%	1.25%	(0.14)%
Portfolio turnover rate[c]	6%	6%	13%	7%	5%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

132	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Telecommunications Sector Index Fund
	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004

Net asset value, beginning of year	$65.42	$50.98	$50.00	$46.10	$33.40

Income from investment operations:
Net investment income	2.17 [a]	2.17 [a]	1.37 [a]	0.75	0.62
Net realized and unrealized gain[b]	1.04	13.78	0.84	3.82	12.73

Total from investment operations	3.21	15.95	2.21	4.57	13.35

Less distributions from:
Net investment income	(1.52)	(1.51)	(1.23)	(0.67)	(0.65)

Total distributions	(1.52)	(1.51)	(1.23)	(0.67)	(0.65)

Net asset value, end of year	$67.11	$65.42	$50.98	$50.00	$46.10

Total return	4.60%	31.40%	4.55%	9.84%	40.06%

Ratios/Supplemental data:
Net assets, end of year (000s)	$459,675	$232,238	$71,378	$42,499	$20,747
Ratio of expenses to average net assets	0.48%	0.49%	0.65%	0.65%	0.65%
Ratio of net investment income to average net assets	2.96%	3.65%	2.72%	2.24%	1.54%
Portfolio turnover rate[c]	7%	8%	11%	13%	7%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	133

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Global Utilities Sector Index Fund
	Year ended Mar. 31, 2008	Period from Sep. 12, 2006[a] to Mar. 31, 2007

Net asset value, beginning of period	$60.25	$49.99

Income from investment operations:
Net investment income[b]	1.28	0.58
Net realized and unrealized gain[c]	2.53	10.01

Total from investment operations	3.81	10.59

Less distributions from:
Net investment income	(0.54)	(0.33)

Total distributions	(0.54)	(0.33)

Net asset value, end of period	$63.52	$60.25

Total return	6.26%	21.23%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$298,535	$27,111
Ratio of expenses to average net assets[e]	0.48%	0.48%
Ratio of net investment income to average net assets[e]	1.96%	1.91%
Portfolio turnover rate[f]	10%	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

134	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares S&P Asia 50 Index Fund
Period from Nov. 13, 2007[a] to Mar. 31, 2008

Net asset value, beginning of period	$48.28

Income from investment operations:
Net investment income[b]	0.15
Net realized and unrealized loss[c]	(5.37)

Total from investment operations	(5.22)

Less distributions from:
Net investment income	(0.02)

Total distributions	(0.02)

Net asset value, end of period	$43.04

Total return	(10.82)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$12,913
Ratio of expenses to average net assets[e]	0.50%
Ratio of net investment income to average net assets[e]	0.88%
Portfolio turnover rate[f]	18%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]

Portfolio turnover rate excludes portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rate for the period ended March 31, 2008 would have been 4%. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	135

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Europe 350 Index Fund
	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004

Net asset value, beginning of year	$107.98	$88.51	$75.29	$64.39	$42.88

Income from investment operations:
Net investment income	3.20 [a]	2.43 [a]	1.92	1.36	1.13
Net realized and unrealized gain (loss)[b]	(3.05)	19.12	13.18	10.89	21.49

Total from investment operations	0.15	21.55	15.10	12.25	22.62

Less distributions from:
Net investment income	(3.13)	(2.08)	(1.88)	(1.35)	(1.11)

Total distributions	(3.13)	(2.08)	(1.88)	(1.35)	(1.11)

Net asset value, end of year	$105.00	$107.98	$88.51	$75.29	$64.39

Total return	(0.08)%	24.44%	20.30%	19.04%	52.85%

Ratios/Supplemental data:
Net assets, end of year (000s)	$2,309,967	$2,564,551	$1,575,443	$1,182,054	$772,664
Ratio of expenses to average net assets	0.60%	0.60%	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets	2.82%	2.47%	2.47%	2.26%	2.17%
Portfolio turnover rate[c]	16%	4%	7%	5%	5%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

136	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P Latin America 40 Index Fund
	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004

Net asset value, beginning of year	$178.49	$140.67	$81.84	$62.19	$35.58

Income from investment operations:
Net investment income	4.50 [a]	3.17 [a]	3.06 [a]	0.88	0.77
Net realized and unrealized gain[b]	73.54	37.91	57.46	19.71	26.58

Total from investment operations	78.04	41.08	60.52	20.59	27.35

Less distributions from:
Net investment income	(3.47)	(3.26)	(1.69)	(0.94)	(0.74)

Total distributions	(3.47)	(3.26)	(1.69)	(0.94)	(0.74)

Net asset value, end of year	$253.06	$178.49	$140.67	$81.84	$62.19

Total return	43.74%	29.39%	74.23%	33.17%	77.07%

Ratios/Supplemental data:
Net assets, end of year (000s)	$3,353,014	$1,490,362	$1,554,429	$335,564	$83,960
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	1.96%	2.08%	2.58%	2.00%	2.61%
Portfolio turnover rate[c]	4%	7%	12%	6%	13%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	137

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P/TOPIX 150 Index Fund
	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004

Net asset value, beginning of year	$128.25	$124.49	$90.72	$94.57	$57.21

Income from investment operations:
Net investment income	1.05 [a]	0.85 [a]	0.90 [a]	0.43	0.44
Net realized and unrealized gain (loss)[b]	(19.68)	3.67	33.25	(3.94)	37.16

Total from investment operations	(18.63)	4.52	34.15	(3.51)	37.60

Less distributions from:
Net investment income	(1.19)	(0.76)	(0.38)	(0.34)	(0.24)

Total distributions	(1.19)	(0.76)	(0.38)	(0.34)	(0.24)

Net asset value, end of year	$108.43	$128.25	$124.49	$90.72	$94.57

Total return	(14.58)%	3.65%	37.67%	(3.71)%	65.79%

Ratios/Supplemental data:
Net assets, end of year (000s)	$211,445	$365,514	$317,439	$95,254	$56,742
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	0.86%	0.69%	0.85%	0.67%	1.00%
Portfolio turnover rate[c]	3%	2%	7%	4%	4%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

138	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout the period)

iShares S&P World ex-U.S. Property Index Fund
Period from Jul. 30, 2007[a] to Mar. 31, 2008

Net asset value, beginning of period	$49.99

Income from investment operations:
Net investment income[b]	0.84
Net realized and unrealized loss[c]	(5.86)

Total from investment operations	(5.02)

Less distributions from:
Net investment income	(0.90)

Total distributions	(0.90)

Net asset value, end of period	$44.07

Total return	(10.17)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$70,509
Ratio of expenses to average net assets[e]	0.48%
Ratio of net investment income to average net assets[e]	2.68%
Portfolio turnover rate[f]	4%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amount reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	139

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares S&P Global 100, iShares S&P Global Consumer Discretionary Sector, iShares S&P Global Consumer Staples Sector, iShares S&P Global Energy Sector, iShares S&P Global Financials Sector, iShares S&P Global Healthcare Sector, iShares S&P Global Industrials Sector, iShares S&P Global Infrastructure, iShares S&P Global Materials Sector, iShares S&P Global Technology Sector, iShares S&P Global Telecommunications Sector, iShares S&P Global Utilities Sector, iShares S&P Asia 50, iShares S&P Europe 350, iShares S&P Latin America 40, iShares S&P/TOPIX 150, and iShares S&P World ex-U.S. Property Index Funds (each, a “Fund,” collectively, the “Funds”). The iShares S&P World ex-U.S. Property Index Fund commenced operations on July 30, 2007, the iShares S&P Asia 50 commenced operations on November 13, 2007 and the iShares S&P Global Infrastructure Index Fund commenced operations on December 10, 2007.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a non-diversified fund under the 1940 Act, except for the iShares S&P Europe 350 Index Fund, which is classified as a diversified fund. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Each Fund invests in the securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent

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iSHARES® TRUST

indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, capital gains on investments or currency repatriation. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are disclosed in their Statements of Operations. Foreign taxes payable as of March 31, 2008, if any, are reflected in the Funds’ Statements of Assets and Liabilities.

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Notes to Financial Statements (Continued)

iSHARES® TRUST

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

As of March 31, 2008, the tax year-end of the Funds, the components of net distributable earnings (accumulated losses) on a tax basis were as follows:

iShares Index Fund	Undistributed Ordinary Income	Unrealized Appreciation (Depreciation)	Capital and Other Losses	Net Distributable Earnings (Accumulated Losses)
S&P Global 100	$5,310,933	$38,476,448	$(3,620,260)	$40,167,121
S&P Global Consumer Discretionary Sector	140,108	(1,228,915)	(350,912)	(1,439,719)
S&P Global Consumer Staples Sector	1,223,076	7,851,486	(467,004)	8,607,558
S&P Global Energy Sector	2,945,256	145,551,584	(4,155,227)	144,341,613
S&P Global Financials Sector	1,668,784	(24,049,170)	(4,098,808)	(26,479,194)
S&P Global Healthcare Sector	4,858,112	(47,952,096)	(4,953,790)	(48,047,774)
S&P Global Industrials Sector	958,589	(19,560,193)	(1,447,466)	(20,049,070)
S&P Global Infrastructure	111,690	(1,902,482)	(146,683)	(1,937,475)
S&P Global Materials Sector	2,052,197	6,740,049	(1,706,960)	7,085,286
S&P Global Technology Sector	403,716	(45,269,911)	(4,387,243)	(49,253,438)
S&P Global Telecommunications Sector	1,874,734	(18,077,428)	(1,606,649)	(17,809,343)
S&P Global Utilities Sector	1,059,062	(7,492,037)	(478,031)	(6,911,006)
S&P Asia 50	37,224	(1,386,398)	(12,663)	(1,361,837)
S&P Europe 350	12,251,090	388,407,344	(21,251,853)	379,406,581
S&P Latin America 40	14,638,759	542,544,480	(8,219,858)	548,963,381
S&P/TOPIX 150	1,430,443	(13,944,250)	(2,903,394)	(15,417,201)
S&P World ex-U.S. Property	184,282	(9,025,138)	(473,421)	(9,314,277)

For the years ended March 31, 2008 and March 31, 2007, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended March 31, 2008.

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iSHARES® TRUST

From November 1, 2007 to March 31, 2008, certain Funds incurred net realized capital losses and net foreign currency losses. As permitted by tax regulations, these Funds have elected to defer those losses and treat them as arising in the year ending March 31, 2009, as follows:

iShares Index Fund	Deferred Net Realized Capital/Net Foreign Currency Losses
S&P Global 100	$539,192
S&P Global Consumer Discretionary Sector	188,153
S&P Global Consumer Staples Sector	356,006
S&P Global Financials Sector	3,358,797
S&P Global Healthcare Sector	340,765
S&P Global Industrials Sector	1,205,694
S&P Global Infrastructure	146,683
S&P Global Materials Sector	1,248,776

iShares Index Fund	Deferred Net Realized Capital/Net Foreign Currency Losses
S&P Global Technology Sector	$2,739,038
S&P Global Telecommunications Sector	758,314
S&P Global Utilities Sector	175,658
S&P Asia 50	12,663
S&P Europe 350	18,423,081
S&P Latin America 40	1,047,364
S&P/TOPIX 150	592,817
S&P World ex-U.S. Property	435,980

Certain Funds had tax basis net capital loss carryforwards as of March 31, 2008, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Total
S&P Global 100	$–	$–	$–	$949,071	$2,131,997	$–	$3,081,068
S&P Global Consumer Discretionary Sector	–	–	–	–	21,774	140,985	162,759
S&P Global Consumer Staples Sector	–	–	–	–	–	110,998	110,998
S&P Global Energy Sector	37,853	113,031	43,806	408,088	3,379,767	172,682	4,155,227
S&P Global Financials Sector	–	65,059	20,625	374,711	–	279,616	740,011
S&P Global Healthcare Sector	–	–	119,040	2,328,014	–	2,165,971	4,613,025
S&P Global Industrials Sector	–	–	–	–	175	241,597	241,772
S&P Global Materials Sector	–	–	–	–	2,966	455,218	458,184
S&P Global Technology Sector	114,472	244,568	111,285	401,105	358,238	418,537	1,648,205
S&P Global Telecommunications Sector	356,911	231,569	–	–	259,855	–	848,335
S&P Global Utilities Sector	–	–	–	–	4,149	298,224	302,373
S&P Europe 350	–	2,828,772	–	–	–	–	2,828,772
S&P Latin America 40	29,834	187,237	95,728	1,028,989	4,985,741	844,965	7,172,494
S&P/TOPIX 150	276,198	17,138	175,929	134,303	335,080	1,371,929	2,310,577
S&P World ex-U.S. Property	–	–	–	–	–	37,441	37,441

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

NOTES TO FINANCIAL STATEMENTS	143

Notes to Financial Statements (Continued)

iSHARES® TRUST

For the year ended March 31, 2008, certain Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the year ended March 31, 2008 are disclosed in the Funds’ Statements of Operations.

As of March 31, 2008, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P Global 100	$908,240,377	$99,279,196	$(60,868,350)	$38,410,846
S&P Global Consumer Discretionary Sector	31,348,178	1,794,026	(3,022,821)	(1,228,795)
S&P Global Consumer Staples Sector	299,829,917	13,096,589	(5,251,035)	7,845,554
S&P Global Energy Sector	787,346,437	162,771,261	(17,223,291)	145,547,970
S&P Global Financials Sector	263,093,159	16,515,789	(40,582,747)	(24,066,958)
S&P Global Healthcare Sector	667,788,082	36,513,778	(84,567,348)	(48,053,570)
S&P Global Industrials Sector	196,403,688	2,218,350	(21,780,273)	(19,561,923)
S&P Global Infrastructure	51,420,836	628,704	(2,530,858)	(1,902,154)
S&P Global Materials Sector	384,215,644	33,424,020	(26,693,519)	6,730,501
S&P Global Technology Sector	441,346,203	7,344,555	(52,621,404)	(45,276,849)
S&P Global Telecommunications Sector	476,356,825	21,033,417	(39,107,357)	(18,073,940)
S&P Global Utilities Sector	305,406,677	5,994,390	(13,484,003)	(7,489,613)
S&P Asia 50	14,252,321	163,658	(1,548,638)	(1,384,980)
S&P Europe 350	1,926,299,635	460,487,171	(72,413,580)	388,073,591
S&P Latin America 40	2,853,619,916	587,117,196	(44,567,543)	542,549,653
S&P/TOPIX 150	225,156,652	18,687,282	(32,638,508)	(13,951,226)
S&P World ex-U.S. Property	80,457,772	800,781	(9,829,152)	(9,028,371)
The Funds adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in a tax position taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosures of tax positions, along with accounting for the related interest and penalties. Management has reviewed the tax positions as of March 31, 2008, inclusive of the prior three open tax return years, and has determined that the implementation of FIN 48 did not have a material impact on the Funds’ financial statements.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

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SHORT POSITIONS

From time to time, in order to track the performance of their respective benchmark index, the Funds may sell non-index securities that they will receive through corporate actions occurring on the opening of market trading on the following business day. Such short positions are valued consistent with how securities are valued as described under “Security Valuation.” The obligation to deliver the securities is recorded as a liability on the Funds’ Statements of Assets and Liabilities and is equal to the current market value of the securities to be delivered. Any market fluctuations between the value of the obligation to sell these securities and the current market value are reflected as unrealized appreciation (depreciation) in the Funds’ Statements of Operations. Upon receipt of the securities related to corporate actions, the Funds record a realized gain (loss). Details of the short positions resulting from the non-index securities sold by the Funds, if any, are included in their respective Schedules of Investments.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
S&P Global 100	0.40%
S&P Global Consumer Discretionary Sector	0.48
S&P Global Consumer Staples Sector	0.48
S&P Global Energy Sector	0.48
S&P Global Financials Sector	0.48
S&P Global Healthcare Sector	0.48
S&P Global Industrials Sector	0.48
S&P Global Infrastructure	0.48
S&P Global Materials Sector	0.48

iShares Index Fund	Investment Advisory Fee
S&P Global Technology Sector	0.48%
S&P Global Telecommunications Sector	0.48
S&P Global Utilities Sector	0.48
S&P Asia 50	0.50
S&P Europe 350	0.60
S&P Latin America 40	0.50
S&P/TOPIX 150	0.50
S&P World ex-U.S. Property	0.48

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Funds. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent,

NOTES TO FINANCIAL STATEMENTS	145

Notes to Financial Statements (Continued)

iSHARES® TRUST

BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended March 31, 2008, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
S&P Global 100	$3,344
S&P Global Consumer Discretionary Sector	3,009
S&P Global Consumer Staples Sector	963
S&P Global Energy Sector	5,408
S&P Global Financials Sector	18,491
S&P Global Healthcare Sector	117
S&P Global Industrials Sector	17,321
S&P Global Infrastructure	682
S&P Global Materials Sector	16,373

iShares Index Fund	Securities Lending Agent Fees
S&P Global Technology Sector	$5,961
S&P Global Telecommunications Sector	2,269
S&P Global Utilities Sector	1,563
S&P Asia 50	10
S&P Europe 350	305,921
S&P Latin America 40	485,328
S&P/TOPIX 150	19,708
S&P World ex-U.S. Property	7,904

Each Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

Each Fund may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 5 for additional information regarding the Premier Fund.

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iSHARES® TRUST

For the year ended March 31, 2008, certain Funds had direct investments (exclusive of short-term investments) in issuers of which BGFA is an affiliate or issuers of which the Fund owns 5% or more of the outstanding voting securities as follows:

iShares Index Fund and Name of Affiliated Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Dividend Income	Net Realized Gain (Loss)

S&P Global 100
Barclays PLC	500	288	51	737	$6,638,765	$464,156	$(107,726)

S&P Global Financials Sector
Barclays PLC	296	35	53	278	2,500,958	181,134	155,737

S&P Europe 350
Barclays PLC	1,886	925	981	1,830	16,475,393	1,287,474	(107,070)

As of March 31, 2008, certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2008, were as follows:

iShares Index Fund	Purchases	Sales
S&P Global 100	$58,295,010	$44,673,778
S&P Global Consumer Discretionary Sector	4,714,539	1,862,539
S&P Global Consumer Staples Sector	11,836,180	6,109,690
S&P Global Energy Sector	55,554,657	55,235,064
S&P Global Financials Sector	29,344,732	26,337,122
S&P Global Healthcare Sector	32,532,419	32,704,162
S&P Global Industrials Sector	17,229,026	13,930,660
S&P Global Infrastructure	1,023,154	299,045
S&P Global Materials Sector	42,327,055	28,755,596
S&P Global Technology Sector	27,512,234	19,653,984
S&P Global Telecommunications Sector	40,760,727	30,390,850
S&P Global Utilities Sector	14,935,036	12,488,328
S&P Asia 50	8,724,659	2,487,951
S&P Europe 350	499,322,296	456,431,095
S&P Latin America 40	128,568,435	120,603,471
S&P/TOPIX 150	8,962,487	10,493,552
S&P World ex-U.S. Property	1,828,423	1,739,467

NOTES TO FINANCIAL STATEMENTS	147

Notes to Financial Statements (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the year ended March 31, 2008 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
S&P Global 100	$325,590,015	$34,237,505
S&P Global Consumer Discretionary Sector	7,676,504	8,276,982
S&P Global Consumer Staples Sector	269,085,086	3,027,531
S&P Global Energy Sector	265,354,033	200,372,180
S&P Global Financials Sector	24,356,770	46,574,617
S&P Global Healthcare Sector	102,540,424	227,360,817
S&P Global Industrials Sector	223,913,032	50,160,146
S&P Global Infrastructure	50,477,690	–
S&P Global Materials Sector	370,555,194	85,505,999
S&P Global Technology Sector	311,411,771	78,759,975
S&P Global Telecommunications Sector	331,969,347	81,295,707
S&P Global Utilities Sector	285,471,797	6,376,810
S&P Asia 50	10,292,021	2,078,840
S&P Europe 350	439,270,207	617,151,171
S&P Latin America 40	2,246,138,412	1,162,805,584
S&P/TOPIX 150	–	108,258,633
S&P World ex-U.S. Property	79,089,972	–

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes a substantial replication, or a portfolio sampling representation, of the securities involved in the relevant Fund’s underlying index and an amount of cash (except for the iShares S&P Asia 50 Index Fund which is offered in Creation Units partially for cash in U.S. dollars). Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant Fund for brokerage and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or

148	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

During the year ended March 31, 2008, certain Funds received cash as collateral for securities loaned. The cash collateral received was invested in a joint account and/or in the Premier Fund. Pursuant to an exemptive order issued by the SEC, a portion of the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements are fully collateralized by U.S. government securities or non-U.S. government debt securities. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

The market value of the securities on loan as of March 31, 2008 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENT

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not believe that the adoption of this standard will have a material impact on the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	149

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares S&P Global 100 Index Fund, iShares S&P Global Consumer Discretionary Sector Index Fund, iShares S&P Global Consumer Staples Sector Index Fund, iShares S&P Global Energy Sector Index Fund, iShares S&P Global Financials Sector Index Fund, iShares S&P Global Healthcare Sector Index Fund, iShares S&P Global Industrials Sector Index Fund, iShares S&P Global Infrastructure Sector Index Fund, iShares S&P Global Materials Sector Index Fund, iShares S&P Global Technology Sector Index Fund, iShares S&P Global Telecommunications Sector Index Fund, iShares S&P Global Utilities Sector Index Fund, iShares S&P Asia 50 Index Fund, iShares S&P Europe 350 Index Fund, iShares S&P Latin America 40 Index Fund, iShares S&P/TOPIX 150 Index Fund and iShares S&P World ex-U.S. Property Index Fund, each a fund of iShares Trust (the “Funds”), at March 31, 2008, the results of each of their operations, and the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2008

150	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

For the fiscal year ended March 31, 2008, certain Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code (the “Code”) as follows:

iShares Index Fund	Foreign Source Income Earned	Foreign Taxes Paid

S&P Global 100	$13,930,968	$1,324,303

S&P Global Consumer Discretionary Sector	453,158	31,743

S&P Global Financials Sector	6,880,060	569,348

S&P Global Infrastructure	114,841	8,720

S&P Global Materials Sector	4,343,790	332,680

S&P Global Telecommunications Sector	10,931,890	884,548

S&P Global Utilities Sector	1,647,445	126,736

S&P Asia 50	81,483	9,734

S&P Europe 350	103,866,572	8,463,746

S&P Latin America 40	72,223,061	5,821,034

S&P/TOPIX 150	4,279,821	298,308

S&P World ex-U.S. Property	945,916	80,167

For corporate shareholders, the following percentages of the income dividends paid by certain Funds during the fiscal year ended March 31, 2008 qualified for the dividends-received deduction:

iShares Index Fund	Dividends- Received Deduction

S&P Global 100	46.71%

S&P Global Consumer Discretionary Sector	38.57

S&P Global Consumer Staples Sector	71.71

S&P Global Energy Sector	30.46

S&P Global Financials Sector	33.20

S&P Global Healthcare Sector	67.29

iShares Index Fund	Dividends- Received Deduction

S&P Global Industrials Sector	63.55%

S&P Global Infrastructure	27.59

S&P Global Materials Sector	33.08

S&P Global Technology Sector	79.87

S&P Global Telecommunications Sector	31.47

S&P Global Utilities Sector	55.02

TAX INFORMATION	151

Tax Information (Unaudited) (Continued)

iSHARES® TRUST

Under Section 854(b)(2) of the Code, the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2008:

iShares Index Fund	Qualified Dividend Income

S&P Global 100	$16,722,739

S&P Global Consumer Discretionary Sector	426,683

S&P Global Consumer Staples Sector	1,019,689

S&P Global Energy Sector	20,736,029

S&P Global Financials Sector	8,478,329

S&P Global Healthcare Sector	12,195,867

S&P Global Industrials Sector	1,229,349

S&P Global Infrastructure	18,037

S&P Global Materials Sector	2,604,122

iShares Index Fund	Qualified Dividend Income

S&P Global Technology Sector	$1,664,421

S&P Global Telecommunications Sector	11,105,395

S&P Global Utilities Sector	1,398,624

S&P Asia 50	5,265

S&P Europe 350	78,487,193

S&P Latin America 40	42,874,163

S&P/TOPIX 150	2,505,591

S&P World ex-U.S. Property	285,241

In January 2009, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2008. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

152	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. Except for the iShares S&P Global 100 Index Fund, market price information was not available for the Funds on August 13, 2003 because the American Stock Exchange was closed due to the New York blackout on that day. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares S&P Global 100 Index Fund

Period Covered: January 1, 2003 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	2	0.15%
Greater than 2.0% and Less than 2.5%	1	0.08
Greater than 1.5% and Less than 2.0%	2	0.15
Greater than 1.0% and Less than 1.5%	9	0.68
Greater than 0.5% and Less than 1.0%	122	9.25
Between 0.5% and –0.5%	1,136	86.12
Less than –0.5% and Greater than –1.0%	27	2.05
Less than –1.0% and Greater than –1.5%	4	0.30
Less than –1.5% and Greater than –2.0%	3	0.23
Less than –2.0%	13	0.99

	1,319	100.00%

SUPPLEMENTAL INFORMATION	153

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Global Consumer Discretionary Sector Index Fund

Period Covered: October 1, 2006 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0% and Less than 2.5%	1	0.27%
Greater than 1.5% and Less than 2.0%	2	0.53
Greater than 1.0% and Less than 1.5%	5	1.33
Greater than 0.5% and Less than 1.0%	36	9.60
Between 0.5% and –0.5%	308	82.14
Less than –0.5% and Greater than –1.0%	20	5.33
Less than –1.0% and Greater than –1.5%	2	0.53
Less than –1.5% and Greater than –2.0%	1	0.27

	375	100.00%

iShares S&P Consumer Staples Sector Index Fund

Period Covered: October 1, 2006 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	4	1.07%
Greater than 2.0% and Less than 2.5%	1	0.27
Greater than 1.5% and Less than 2.0%	1	0.27
Greater than 1.0% and Less than 1.5%	7	1.87
Greater than 0.5% and Less than 1.0%	76	20.27
Between 0.5% and –0.5%	280	74.65
Less than –0.5% and Greater than –1.0%	5	1.33
Less than –1.0%	1	0.27

	375	100.00%

iShares S&P Global Energy Sector Index Fund

Period Covered: January 1, 2003 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0% and Less than 2.5%	4	0.30%
Greater than 1.5% and Less than 2.0%	11	0.83
Greater than 1.0% and Less than 1.5%	46	3.49
Greater than 0.5% and Less than 1.0%	171	12.97
Between 0.5% and –0.5%	1,060	80.42
Less than –0.5% and Greater than –1.0%	23	1.75
Less than –1.0% and Greater than –1.5%	1	0.08
Less than –1.5% and Greater than –2.0%	1	0.08
Less than –2.0%	1	0.08

	1,318	100.00%

154	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Global Financials Sector Index Fund

Period Covered: January 1, 2003 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	1	0.08%
Greater than 2.5% and Less than 3.0%	1	0.08
Greater than 2.0% and Less than 2.5%	1	0.08
Greater than 1.5% and Less than 2.0%	5	0.38
Greater than 1.0% and Less than 1.5%	43	3.26
Greater than 0.5% and Less than 1.0%	210	15.93
Between 0.5% and –0.5%	1,007	76.39
Less than –0.5% and Greater than –1.0%	37	2.81
Less than –1.0% and Greater than –1.5%	6	0.46
Less than –1.5% and Greater than –2.0%	5	0.38
Less than –2.0%	2	0.15

	1,318	100.00%

iShares S&P Global Healthcare Sector Index Fund Period Covered: January 1, 2003 through March 31, 2008
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	3	0.23%
Greater than 2.0% and Less than 2.5%	2	0.15
Greater than 1.5% and Less than 2.0%	2	0.15
Greater than 1.0% and Less than 1.5%	47	3.57
Greater than 0.5% and Less than 1.0%	201	15.25
Between 0.5% and –0.5%	1,043	79.13
Less than –0.5% and Greater than –1.0%	18	1.37
Less than –1.0%	2	0.15

	1,318	100.00%

iShares S&P Global Industrials Sector Index Fund Period Covered: October 1, 2006 through March 31, 2008
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0% and Less than 2.5%	1	0.27%
Greater than 1.5% and Less than 2.0%	2	0.53
Greater than 1.0% and Less than 1.5%	6	1.60
Greater than 0.5% and Less than 1.0%	72	19.20
Between 0.5% and –0.5%	277	73.87
Less than –0.5% and Greater than –1.0%	12	3.20
Less than –1.0% and Greater than –1.5%	5	1.33

	375	100.00%

SUPPLEMENTAL INFORMATION	155

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Global Infrastructure Index Fund

Period Covered: January 1, 2008 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 5.0%	2	3.28%
Greater than 4.5% and Less than 5.0%	1	1.64
Greater than 4.0% and Less than 4.5%	1	1.64
Greater than 3.5% and Less than 4.0%	2	3.28
Greater than 3.0% and Less than 3.5%	1	1.64
Greater than 2.5% and Less than 3.0%	1	1.64
Greater than 2.0% and Less than 2.5%	7	11.48
Greater than 1.5% and Less than 2.0%	9	14.75
Greater than 1.0% and Less than 1.5%	15	24.59
Greater than 0.5% and Less than 1.0%	12	19.67
Between 0.5% and –0.5%	10	16.39

	61	100.00%

iShares S&P Global Materials Sector Index Fund

Period Covered: October 1, 2006 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0% and Less than 2.5%	2	0.53%
Greater than 1.5% and Less than 2.0%	3	0.80
Greater than 1.0% and Less than 1.5%	10	2.67
Greater than 0.5% and Less than 1.0%	76	20.27
Between 0.5% and –0.5%	235	62.66
Less than –0.5% and Greater than –1.0%	30	8.00
Less than –1.0% and Greater than –1.5%	11	2.93
Less than –1.5% and Greater than –2.0%	6	1.60
Less than –2.0% and Greater than –2.5%	1	0.27
Less than –2.5%	1	0.27

	375	100.00%

156	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Global Technology Sector Index Fund

Period Covered: January 1, 2003 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0% and Less than 2.5%	1	0.08%
Greater than 1.5% and Less than 2.0%	10	0.76
Greater than 1.0% and Less than 1.5%	51	3.87
Greater than 0.5% and Less than 1.0%	216	16.39
Between 0.5% and –0.5%	1,014	76.92
Less than –0.5% and Greater than –1.0%	23	1.75
Less than –1.0%	3	0.23

	1,318	100.00%

iShares S&P Global Telecommunications Sector Index Fund

Period Covered: January 1, 2003 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0% and Less than 2.5%	1	0.08%
Greater than 1.5% and Less than 2.0%	22	1.67
Greater than 1.0% and Less than 1.5%	59	4.48
Greater than 0.5% and Less than 1.0%	304	23.07
Between 0.5% and –0.5%	888	67.35
Less than –0.5% and Greater than –1.0%	34	2.58
Less than –1.0% and Greater than –1.5%	7	0.53
Less than –1.5% and Greater than –2.0%	1	0.08
Less than –2.0% and Greater than –2.5%	1	0.08
Less than –2.5%	1	0.08

	1,318	100.00%

SUPPLEMENTAL INFORMATION	157

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Global Utilities Sector Index Fund

Period Covered: October 1, 2006 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	2	0.53%
Greater than 1.5% and Less than 2.0%	3	0.80
Greater than 1.0% and Less than 1.5%	8	2.13
Greater than 0.5% and Less than 1.0%	92	24.53
Between 0.5% and –0.5%	259	69.07
Less than –0.5% and Greater than –1.0%	7	1.87
Less than –1.0% and Greater than –1.5%	4	1.07

	375	100.00%

iShares S&P Asia 50 Index Fund

Period Covered: January 1, 2008 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 5.0%	2	3.28%
Greater than 4.5% and Less than 5.0%	1	1.64
Greater than 4.0% and Less than 4.5%	2	3.28
Greater than 3.5% and Less than 4.0%	1	1.64
Greater than 3.0% and Less than 3.5%	2	3.28
Greater than 2.5% and Less than 3.0%	3	4.92
Greater than 2.0% and Less than 2.5%	6	9.84
Greater than 1.5% and Less than 2.0%	5	8.20
Greater than 1.0% and Less than 1.5%	6	9.84
Greater than 0.5% and Less than 1.0%	5	8.20
Between 0.5% and –0.5%	13	21.28
Less than –0.5% and Greater than –1.0%	5	8.20
Less than –1.0% and Greater than –1.5%	2	3.28
Less than –1.5% and Greater than –2.0%	2	3.28
Less than –2.0% and Greater than –2.5%	3	4.92
Less than –2.5% and Greater than –3.0%	2	3.28
Less than –3.0%	1	1.64

	61	100.00%

158	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P Europe 350 Index Fund

Period Covered: January 1, 2003 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0% and Less than 4.5%	1	0.08%
Greater than 3.5% and Less than 4.0%	1	0.08
Greater than 3.0% and Less than 3.5%	1	0.08
Greater than 2.5% and Less than 3.0%	1	0.08
Greater than 2.0% and Less than 2.5%	3	0.23
Greater than 1.5% and Less than 2.0%	10	0.76
Greater than 1.0% and Less than 1.5%	78	5.92
Greater than 0.5% and Less than 1.0%	349	26.48
Between 0.5% and –0.5%	780	59.14
Less than –0.5% and Greater than –1.0%	71	5.39
Less than –1.0% and Greater than –1.5%	13	0.99
Less than –1.5% and Greater than –2.0%	8	0.61
Less than –2.0% and Greater than –2.5%	1	0.08
Less than –2.5% and Greater than –3.0%	1	0.08

	1,318	100.00%

iShares S&P Latin America 40 Index Fund Period Covered: January 1, 2003 through March 31, 2008
Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	1	0.08%
Greater than 2.0% and Less than 2.5%	6	0.46
Greater than 1.5% and Less than 2.0%	22	1.67
Greater than 1.0% and Less than 1.5%	127	9.64
Greater than 0.5% and Less than 1.0%	206	15.63
Between 0.5% and –0.5%	892	67.66
Less than –0.5% and Greater than –1.0%	47	3.57
Less than –1.0% and Greater than –1.5%	8	0.61
Less than –1.5% and Greater than –2.0%	5	0.38
Less than –2.0%	4	0.30

	1,318	100.00%

SUPPLEMENTAL INFORMATION	159

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P/TOPIX 150 Index Fund

Period Covered: January 1, 2003 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.5% and Less than 4.0%	1	0.08%
Greater than 3.0% and Less than 3.5%	3	0.23
Greater than 2.5% and Less than 3.0%	4	0.30
Greater than 2.0% and Less than 2.5%	14	1.06
Greater than 1.5% and Less than 2.0%	42	3.19
Greater than 1.0% and Less than 1.5%	124	9.41
Greater than 0.5% and Less than 1.0%	269	20.41
Between 0.5% and –0.5%	623	47.24
Less than –0.5% and Greater than –1.0%	139	10.55
Less than –1.0% and Greater than –1.5%	51	3.87
Less than –1.5% and Greater than –2.0%	27	2.05
Less than –2.0% and Greater than –2.5%	8	0.61
Less than –2.5% and Greater than –3.0%	6	0.46
Less than –3.0% and Greater than –3.5%	5	0.38
Less than –3.5% and Greater than –4.0%	1	0.08
Less than –4.0%	1	0.08

	1,318	100.00%

iShares S&P World ex-U.S. Property Index Fund

Period Covered: October 1, 2007 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.5% and Less than 4.0%	3	2.40%
Greater than 3.0% and Less than 3.5%	2	1.60
Greater than 2.5% and Less than 3.0%	1	0.80
Greater than 2.0% and Less than 2.5%	4	3.20
Greater than 1.5% and Less than 2.0%	12	9.60
Greater than 1.0% and Less than 1.5%	20	16.00
Greater than 0.5% and Less than 1.0%	29	23.20
Between 0.5% and –0.5%	36	28.80
Less than –0.5% and Greater than –1.0%	9	7.20
Less than –1.0% and Greater than –1.5%	6	4.80
Less than –1.5%	3	2.40

	125	100.00%

160	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each Officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds (“BGIF”) and Master Investment Portfolio (“MIP”) are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and oversees 156 portfolios within the fund complex. In addition, Lee T. Kranefuss serves as a Trustee for BGIF and MIP and oversees an additional 24 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee and Officer is c/o Barclays Global Investors, N.A., 400 Howard Street, San Francisco, California 94105. The Board has designated George G.C. Parker as its Lead Independent Trustee. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees and Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Lee T. Kranefuss, 1961	Trustee and Chairman (since 2003).	Global Chief Executive Officer, iShares/Intermediary Groups of BGI (since 2008); Chief Executive Officer, iShares Intermediary Index and Market Group of BGI (2005-2008); Chief Executive Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (2003-2005); Director of BGFA (since 2005); Director, President and Chief Executive Officer of Barclays Global Investors International, Inc. (since 2005); Director and Chairman of Barclays Global Investors Services (since 2005).	Director of iShares, Inc. (since 2003); Trustee of BGlF and MIP (since 2001).

*John E. Martinez, 1962	Trustee (since 2003).	Co-Chief Executive Officer of Global Index and Markets Group of BGI (2001-2003); Chairman of Barclays Global Investors Services (2000-2003); Director, Barclays Global Investors UK Holdings, Inc. (2000-2003).	Director of iShares, Inc. (since 2003); Director of Real Estate Equity Exchange (since 2005); Chairman, Independent Review Committee, Canadian iShares Funds (since 2007).

*	Lee T. Kranefuss and John E. Martinez are deemed to be “interested persons” (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds’ investment adviser; BGI, the parent company of BGFA; and Barclays Global Investors Services, an affiliate of BGFA and BGI.

TRUSTEE AND OFFICER INFORMATION	161

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
George G.C. Parker, 1939	Trustee (since 2000); Lead Independent Trustee (since 2006).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University Graduate School of Business (since 1994).	Director of iShares, Inc. (since 2002); Director of Continental Airlines, Inc. (since 1996); Director of Community First Financial Group (since 1995); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of NETGEAR, Inc. (since 2007).

Cecilia H. Herbert, 1949	Trustee (since 2005).	Chair of Investment Committee Archdiocese of San Francisco (1994-2005); Director (since 1998) and President (since 2007) of the Board of Directors, Catholic Charities CYO; Trustee of Pacific Select Funds (2004-2005); Trustee of the Montgomery Funds (1992-2003); Trustee (since 2005) and Chair of the Finance and Investment Committees (since 2006) of the Thacher School.	Director of iShares, Inc. (since 2005).

Charles A. Hurty, 1943	Trustee (since 2005).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio) (since 2002); Director of CSFB Alternative Investments Fund (6 portfolios) (since 2005).

John E. Kerrigan, 1955	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002); Managing Director, Merrill Lynch (1994-2002).	Director of iShares, Inc. (since 2005); Member of Advisory Council for Common fund Distressed Debt Partners II (since 2004).

162	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Robert H. Silver, 1955	Trustee (since 2007).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non-Investor Advisory Board of Russia Partners II, LP (since 2006); President and Chief Operating Officer (2003-2005) and Director (1999-2005) of UBS Financial Services, Inc.; President and Chief Executive Officer of UBS Services USA, LLC (1999-2005); Managing Director, UBS America, Inc. (2000-2005); Director and Vice Chairman of the YMCA of Greater NYC (since 2001); Broadway Producer (since 2006).	Director of iShares, Inc. (since 2007); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (since 2006).

Officers
Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Michael A. Latham, 1965	President (since 2007).	Head of Americas iShares (since 2007); Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (2003-2007); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (since 2005).	None.

Geoffrey D. Flynn, 1956	Treasurer and Chief Financial Officer (since 2007).	Chief Operating Officer, U.S. iShares, BGI (since 2008); Director, Mutual Fund Operations, BGI (2007-2008); President, Van Kampen Investors Services (2003-2007); Managing Director, Morgan Stanley (2002-2007); President, Morgan Stanley Trust, FSB (2002-2007).	None.

TRUSTEE AND OFFICER INFORMATION	163

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers (Continued)

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Eilleen M. Clavere, 1952	Secretary (since 2007).	Head of Legal Administration of Intermediary Investors Business of BGI (since 2006); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel of Kirkpatrick & Lockhart LLP (2001-2005).	None.

Ira P. Shapiro, 1963	Vice President and Chief Legal Officer (since 2007).	Associate General Counsel, BGI (since 2004); First Vice President of Merrill Lynch Investment Managers (1993-2004).	None.

Amy Schioldager, 1962	Executive Vice President (since 2007).	Head of U.S. Indexing, BGI (since 2006); Head of Domestic Equity Portfolio Management, BGI (2001-2006).	None.

H. Michael Williams, 1960	Executive Vice President (since 2007).	Vice Chairman – Capital Markets, BGI (since 2008); Head of Global Index and Markets Group of BGI (2006-2008); Global Head of Securities Lending, BGI (2002-2006).	Trustee of BGIF and MIP (since 2007); Trustee, University of California, Berkeley Foundation; Executive Board, College of Letters and Science, University of California, Berkeley.

Patrick O’Connor, 1967	Vice President (since 2007).	Head of iShares Portfolio Management, BGI (since 2006); Senior Portfolio Manager, BGI (1999-2006).	None.

Lee Sterne, 1965	Vice President (since 2007).	Head of U.S. Fixed Income Index and iShares, BGI (since 2007); Senior Portfolio Manager, BGI (2004-2007); Portfolio Manager, BGI (2001-2004).	None.

Matt Tucker, 1972	Vice President (since 2007).	Head of U.S. Fixed Income Investment Solutions, BGI (since 2005); Fixed Income Investment Strategist, BGI (2003-2005); Fixed Income Portfolio Manager, BGI (1997-2003).	None.

164	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares S&P North American Natural Resources Sector (IGE)

iShares S&P North American Technology-Multimedia Networking (IGN)

iShares S&P North American Technology- Semiconductors (IGW)

iShares S&P North American Technology- Software (IGV)

iShares S&P North American Technology Sector (IGM)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. (IYY)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares FTSE NAREIT Industrial/Office (FIO)

iShares FTSE NAREIT Mortgage REITs (REM)

iShares FTSE NAREIT Real Estate 50 (FTY)

iShares FTSE NAREIT Residential (REZ)

iShares FTSE NAREIT Retail (RTL)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Consumer Discretionary Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Infrastructure (IGF)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap (IWC)

iShares International Country Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI Chile (ECH)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Israel Capped Investable Market (EIS)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Japan Small Cap (SCJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI Thailand Investable Market (THD)

iShares MSCI Turkey Investable Market (TUR)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman Short Treasury (SHV)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 3-7 Year Treasury (IEI)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 10-20 Year Treasury (TLH)

iShares Lehman 20+ Year Treasury (TLT)

iShares Lehman TIPS (TIP)

iShares Lehman Credit (CFT)

iShares Lehman 1-3 Year Credit (CSJ)

iShares Lehman Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade Corporate (LQD)

iShares iBoxx $ High Yield Corporate (HYG)

iShares Lehman Government/Credit (GBF)

iShares Lehman Intermediate Government/Credit (GVI)

iShares Lehman MBS (MBB)

iShares S&P National Municipal (MUB)

iShares S&P California Municipal (CMF)

iShares S&P New York Municipal (NYF)

iShares JPMorgan USD Emerging Markets (EMB)

iShares Specialty Index Funds

iShares KLD 400 Social (DSI)

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones EPAC Select Dividend (IDV)

iShares S&P U.S. Preferred Stock (PFF)

iShares International Index Funds

iShares FTSE Developed Small Cap

  ex-North America (IFSM)

iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. (IFGL)

iShares FTSE EPRA/NAREIT North America (IFNA)

iShares FTSE EPRA/NAREIT Europe (IFEU)

iShares FTSE EPRA/NAREIT Asia (IFAS)

iShares MSCI ACWI (ACWI)

iShares MSCI ACWI ex US (ACWX)

iShares MSCI BRIC (BKF)

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI EAFE Small Cap (SCZ)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Kokusai (TOK)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Asia 50 (AIA)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares S&P World ex-U.S. Property (WPS)

iSHARES FAMILY OF FUNDS	165

The iShares® Family of Funds (Continued)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., KLD Research & Analytics, Inc., MSCI Inc., Morningstar Inc., The NASDAQ Stock Market, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50 Index, FTSE NAREIT Residential Index, FTSE NAREIT Retail Index, FTSE NAREIT Mortgage REITs Index or FTSE NAREIT Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and service mark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and service mark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT; “EPRA®” is a trademark of EPRA.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2008 Annual Report.

6712-iS-0408

166	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

iSHARES® S&P SERIES

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

2008 Annual Report to Shareholders - March 31, 2008

iShares S&P 100 Index Fund

iShares S&P MidCap 400 Index Fund

iShares S&P MidCap 400 Growth Index Fund

iShares S&P MidCap 400 Value Index Fund

iShares S&P SmallCap 600 Index Fund

iShares S&P SmallCap 600 Growth Index Fund

iShares S&P SmallCap 600 Value Index Fund

iShares S&P 1500 Index Fund

iShares S&P U.S. Preferred Stock Index Fund

iShares Nasdaq Biotechnology Index Fund

Table of Conte nts

Management’s Discussion of Fund Performance

iSHARES® S&P 100 INDEX FUND

Performance as of March 31, 2008

Average Annual Total Returns

Year Ended 3/31/08			Five Years Ended 3/31/08			Inception to 3/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(3.56)%	(3.22)%	(3.40)%	9.47%	9.57%	9.68%	(0.70)%	(0.66)%	(0.52)%

Cumulative Total Returns

Year Ended 3/31/08			Five Years Ended 3/31/08			Inception to 3/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(3.56)%	(3.22)%	(3.40)%	57.24%	57.90%	58.75%	(5.09)%	(4.78)%	(3.79)%

Total returns for the period since inception are calculated from the inception date of the Fund (10/23/00). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or ”NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/27/00), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	1

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P 100 INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/08
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	21.77%

Financial	16.42

Technology	13.90

Energy	13.73

Industrial	13.23

Communications	11.65

Consumer Cyclical	5.24

Basic Materials	1.92

Utilities	1.89

Short-Term and Other Net Assets	0.25

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/08
Security	Percentage of Net Assets
Exxon Mobil Corp.	6.61%

General Electric Co.	5.40

AT&T Inc.	3.37

Microsoft Corp.	3.32

Procter & Gamble Co. (The)	3.15

Johnson & Johnson	2.68

Chevron Corp.	2.59

Bank of America Corp.	2.46

International Business Machines Corp.	2.33

JPMorgan Chase & Co.	2.13

TOTAL	34.04%

The iShares S&P 100 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 100 Index (the “Index”). The Index measures the performance of the large-capitalization sector of the U.S. equity market. The Index is a subset of the S&P 500® Index and consists of blue chip stocks from diverse industries in the S&P 500 Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2008 (the “reporting period”), the Fund declined 3.56%, while the Index declined 3.40%.

Domestic equity markets declined for the 12-month period ending March 31, 2008, against a backdrop of increasing volatility. The volatility was fueled by problems in the subprime mortgage industry which led to a “credit crunch” and spread to broader areas of the economy as the reporting period progressed. Many banks and financial institutions announced large subprime-related losses, some financial institutions struggled under the weight of deteriorating credit conditions, and corporate earnings growth slowed. Energy and commodity prices climbed as the U.S. dollar declined, driving inflation worries despite evidence of slowing economic activity. Responding to signs of a slowing economy, the Federal Reserve (the “Fed”) took decisive action. The Fed lowered its federal funds target rate for the first time since June 2003, cutting rates six times in the final seven months of the reporting period bringing the rate down to 2.25%. Late in the first quarter of 2008, the Fed also made less routine moves, initiating several actions aimed at increasing liquidity levels in financial markets.

Within the Index, sector performance was mixed for the reporting period. Energy was the strongest sector, benefiting from escalating energy prices during the reporting period as the price of oil topped $100 per barrel by the end of the period. Consumer staples, a sector that is traditionally resilient during times of slower economic conditions, also performed well. Financials represented the poorest performing sector group, followed by the consumer discretionary sector, which is typically sensitive to weak economic environments. The health care sector also declined for the reporting period.

For the reporting period, the majority of the Fund’s ten largest holdings delivered gains. International Business Machines Corp. posted the strongest gains, followed by diversified oil companies Chevron Corp. and Exxon Mobil Corp. Consumer staples company Procter & Gamble Co. also performed well. Financial companies Bank of America Corp. and JPMorgan Chase & Co. were the lone decliners for the reporting period.

*	Sector classifications used to describe the portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

2	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P MIDCAP 400 INDEX FUNDS

Performance as of March 31, 2008

	Average Annual Total Returns
	Year Ended 3/31/08			Five Years Ended 3/31/08			Inception to 3/31/08

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

S&P MidCap 400	(7.10)%	(6.95)%	(6.97)%	14.93%	15.02%	15.10%	7.92%	7.94%	8.09%
S&P MidCap 400 Growth*	(2.63)%	(2.53)%	(2.55)%	13.61%	13.67%	13.81%	2.87%	2.89%	3.10%
S&P MidCap 400 Value*	(11.44)%	(11.37)%	(11.26)%	16.00%	16.04%	16.23%	11.16%	11.18%	11.38%

	Cumulative Total Returns
	Year Ended 3/31/08			Five Years Ended 3/31/08			Inception to 3/31/08

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

S&P MidCap 400	(7.10)%	(6.95)%	(6.97)%	100.51%	101.35%	102.02%	82.00%	82.35%	84.25%
S&P MidCap 400 Growth*	(2.63)%	(2.53)%	(2.55)%	89.30%	89.75%	90.94%	24.33%	24.48%	26.50%
S&P MidCap 400 Value*	(11.44)%	(11.37)%	(11.26)%	110.05%	110.42%	112.09%	125.60%	125.81%	129.06%

Total returns for the periods since inception are calculated from the inception date of each Fund (5/22/00, 7/24/00 and 7/24/00, respectively). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

*	Performance reflects the S&P/BARRA methodology through December 16, 2005 and the S&P/Citigroup methodology thereafter.

Each Fund’s per share net asset value or ”NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/26/00, 7/28/00 and 7/28/00, respectively), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	3

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUNDS

*	Performance reflects the S&P/BARRA methodology through December 16, 2005 and the S&P/Citigroup methodology thereafter.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

The iShares S&P MidCap 400 Index Fund (the “MidCap 400 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400 Index (the “Index”). The Index measures the performance of the mid-capitalization sector of the U.S. equity market and consists of stocks that have a market capitalization between $1.5 billion and $5.5 billion (which may fluctuate depending on the overall level of the equity markets). The MidCap 400 Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the MidCap 400 Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2008 (the “reporting period”), the MidCap 400 Fund declined 7.10%, while the Index declined 6.97%.

PORTFOLIO ALLOCATION As of 3/31/08
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	19.27%

Industrial	16.70

Financial	15.34

Consumer Cyclical	11.67

Energy	11.49

Technology	8.32

Utilities	6.41

Basic Materials	6.21

Communications	4.58

Short-Term and Other Net Assets	0.01

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/08
Security	Percentage of Net Assets
Intuitive Surgical Inc.	1.23%

Southwestern Energy Co.	1.13

Activision Inc.	0.79

FMC Technologies Inc.	0.72

Equitable Resources Inc.	0.70

Hologic Inc.	0.70

Joy Global Inc.	0.69

Denbury Resources Inc.	0.69

Newfield Exploration Co.	0.68

Harris Corp.	0.65

TOTAL	7.98%

The iShares S&P MidCap 400 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400/Citigroup Growth Index (the “Growth Index”). The Growth Index measures the performance of the mid-capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the S&P MidCap 400 Index and consists of those companies exhibiting the strongest growth characteristics within the S&P MidCap 400 Index. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the reporting period, the Growth Fund declined 2.63%, while the Growth Index declined 2.55%.

4	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUNDS

PORTFOLIO ALLOCATION As of 3/31/08
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	25.98%

Industrial	17.15

Consumer Cyclical	15.35

Energy	15.17

Technology	9.52

Basic Materials	6.43

Communications	5.48

Financial	4.08

Utilities	0.76

Short-Term and Other Net Assets	0.08

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/08
Security	Percentage of Net Assets
Intuitive Surgical Inc.	2.50%

Southwestern Energy Co.	2.29

FMC Technologies Inc.	1.47

Hologic Inc.	1.42

Joy Global Inc.	1.40

Newfield Exploration Co.	1.39

Denbury Resources Inc.	1.39

Harris Corp.	1.32

Amphenol Corp. Class A	1.32

Steel Dynamics Inc.	1.25

TOTAL	15.75%

The iShares S&P MidCap 400 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P MidCap 400/Citigroup Value Index (the “Value Index”). The Value Index measures the performance of the mid-capitalization value sector of the U.S. equity market. The Value Index is a subset of the S&P MidCap 400 Index and consists of those companies exhibiting the strongest value characteristics within the S&P MidCap 400 Index. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the reporting period, the Value Fund declined 11.44%, while the Value Index declined 11.26%.

PORTFOLIO ALLOCATION As of 3/31/08
Sector*	Percentage of Net Assets
Financial	26.23%

Industrial	16.32

Consumer Non-Cyclical	12.95

Utilities	11.86

Consumer Cyclical	8.08

Energy	7.90

Technology	7.15

Basic Materials	5.99

Communications	3.73

Short-Term and Other Net Assets	(0.21)

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/08
Security	Percentage of Net Assets
New York Community Bancorp Inc.	1.14%

Pride International Inc.	1.13

Everest Re Group Ltd.	1.09

AMB Property Corp.	1.03

Wisconsin Energy Corp.	0.99

Macerich Co. (The)	0.98

ONEOK Inc.	0.90

Federal Realty Investment Trust	0.88

Regency Centers Corp.	0.87

Manpower Inc.	0.86

TOTAL	9.87%

Domestic equity markets declined for the 12-month period ending March 31, 2008, against a backdrop of increasing volatility. The volatility was fueled by problems in the subprime mortgage industry which led to a “credit crunch” and spread to broader areas of the economy as the reporting period progressed. Many banks and financial institutions announced large subprime-related losses, some financial institutions

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUNDS

struggled under the weight of deteriorating credit conditions, and corporate earnings growth slowed. Energy and commodity prices climbed as the U.S. dollar declined, driving inflation worries despite evidence of slowing economic activity. Responding to signs of a slowing economy, the Federal Reserve (the “Fed”) took decisive action. The Fed lowered its federal funds target rate for the first time since June 2003, cutting rates six times in the final seven months of the reporting period bringing the rate down to 2.25%. Late in the first quarter of 2008, the Fed also made less routine moves, initiating several actions aimed at increasing liquidity levels in financial markets.

In this market environment, small-capitalization stocks, which are generally perceived as less stable than large-capitalization stocks, were abandoned by many investors who fled to the relative security of large-capitalization equities. Mid-capitalization stocks, as represented by the Index, lagged the broader market, as represented by the S&P 500® Index. Growth stocks generally outperformed their value counterparts within the Index during the reporting period.

Within the Index, sector performance was mostly negative for the reporting period. Energy was by far the strongest sector, benefiting from escalating energy prices during the reporting period as the price of oil topped $100 per barrel by the end of the period. The materials and industrials sectors also delivered modest gains. The consumer discretionary, financials, and information technology sectors were the largest negative performing sectors during the reporting period.

Within the Growth Index, sector performance was mixed for the reporting period. Energy delivered the strongest gain, followed by industrials. The consumer discretionary, financials, and health care sectors contributed negatively to performance.

Within the Value Index, energy led positive sector performance with a solid gain. Information technology, financials, and consumer discretionary declined sharply for the reporting period.

Among the MidCap 400 Fund’s ten largest holdings as of March 31, 2008, performance was mostly positive for the reporting period. Intuitive Surgical Inc. logged triple-digit gains for the reporting period. Oil and gas exploration company Denbury Resources Inc. also performed well, as did energy company Southwestern Energy Co. and oil and gas service company FMC Technologies Inc. Mining equipment manufacturer Joy Global Inc. also delivered solid gains. Communications equipment company Harris Corp. was the lone decliner, posting a modest decline for the reporting period.

Among the Growth Fund’s ten largest holdings, performance was also largely positive for the reporting period. Intuitive Surgical Inc. was the strongest performer. Oil and gas exploration company Denbury Resources Inc., energy company Southwestern Energy Co., and oil and gas service company FMC Technologies Inc. followed with solid returns. Communications equipment company Harris Corp. was the only decliner for the reporting period.

The majority of the Value Fund’s ten largest holdings declined for the reporting period. Offshore drilling exploration company Pride International Inc. and New York Community Bancorp Inc. delivered the best gains. Staffing company Manpower Inc. and real estate investment trusts Macerich Co. and Regency Centers Corp. were amongst the largest decliners for the reporting period.

*	Sector classifications used to describe the portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

6	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P SMALLCAP 600 INDEX FUNDS

Performance as of March 31, 2008

	Average Annual Total Returns
	Year Ended 3/31/08			Five Years Ended 3/31/08			Inception to 3/31/08

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

S&P SmallCap 600	(10.62)%	(10.50)%	(10.60)%	15.46%	15.46%	15.62%	9.02%	9.02%	9.18%
S&P SmallCap 600 Growth*	(7.37)%	(6.82)%	(7.39)%	14.96%	15.10%	15.17%	5.65%	5.72%	5.86%
S&P SmallCap 600 Value*	(13.57)%	(13.46)%	(13.52)%	15.81%	15.84%	16.04%	10.03%	10.04%	10.26%

	Cumulative Total Returns
	Year Ended 3/31/08			Five Years Ended 3/31/08			Inception to 3/31/08

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

S&P SmallCap 600	(10.62)%	(10.50)%	(10.60)%	105.23%	105.23%	106.66%	97.14%	97.14%	99.38%
S&P SmallCap 600 Growth*	(7.37)%	(6.82)%	(7.39)%	100.83%	101.99%	102.65%	52.53%	53.31%	54.97%
S&P SmallCap 600 Value*	(13.57)%	(13.46)%	(13.52)%	108.28%	108.63%	110.37%	108.52%	108.61%	111.99%

Total returns for the periods since inception are calculated from the inception date of each Fund (5/22/00, 7/24/00 and 7/24/00, respectively). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

*	Performance reflects the S&P/BARRA methodology through December 16, 2005 and the S&P/Citigroup methodology thereafter.

Each Fund’s per share net asset value or ”NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/26/00, 7/28/00 and 7/28/00, respectively), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUNDS

*	Performance reflects the S&P/BARRA methodology through December 16, 2005 and the S&P/Citigroup methodology thereafter.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

The iShares S&P SmallCap 600 Index Fund (the “SmallCap 600 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P SmallCap 600 Index (the “Index”). The Index measures the performance of the small-capitalization sector of the U.S. equity market and consists of stocks that have a market capitalization between $300 million and $2 billion (which may fluctuate depending on the overall level of the equity markets). The SmallCap 600 Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the SmallCap 600 Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2008 (the “reporting period”), the SmallCap 600 Fund declined 10.62%, while the Index declined 10.60%.

PORTFOLIO ALLOCATION As of 3/31/08
Sector*	Percentage of Net Assets
Industrial	20.68%

Consumer Non-Cyclical	17.91

Financial	16.92

Consumer Cyclical	14.08

Technology	9.46

Energy	9.10

Utilities	4.66

Communications	3.85

Basic Materials	3.16

Short-Term and Other Net Assets	0.18

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/08
Security	Percentage of Net Assets
Cabot Oil & Gas Corp.	1.03%

FLIR Systems Inc.	0.86

Shaw Group Inc. (The)	0.80

Oceaneering International Inc.	0.72

Trimble Navigation Ltd.	0.72

Pediatrix Medical Group Inc.	0.68

Kirby Corp.	0.63

IDEXX Laboratories Inc.	0.62

Massey Energy Co.	0.61

Essex Property Trust Inc.	0.60

TOTAL	7.27%

The iShares S&P SmallCap 600 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P SmallCap 600/Citigroup Growth Index (the “Growth Index”). The Growth Index measures the performance of the small-capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the S&P SmallCap 600 Index and consists of those companies exhibiting the strongest growth characteristics within the S&P SmallCap 600 Index. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the reporting period, the Growth Fund declined 7.37%, while the Growth Index declined 7.39%.

8	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUNDS

PORTFOLIO ALLOCATION As of 3/31/08
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	23.37%

Industrial	21.51

Consumer Cyclical	15.18

Energy	14.20

Technology	11.59

Financial	7.63

Communications	4.57

Basic Materials	1.67

Utilities	0.15

Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/08
Security	Percentage of Net Assets
Cabot Oil & Gas Corp.	2.12%

FLIR Systems Inc.	1.76

Oceaneering International Inc.	1.48

Trimble Navigation Ltd.	1.48

Pediatrix Medical Group Inc.	1.39

IDEXX Laboratories Inc.	1.28

Helix Energy Solutions Group Inc.	1.23

MICROS Systems Inc.	1.18

Landstar System Inc.	1.17

ANSYS Inc.	1.15

TOTAL	14.24%

The iShares S&P SmallCap 600 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P SmallCap 600/Citigroup Value Index (the “Value Index”). The Value Index measures the performance of the small-capitalization value sector of the U.S. equity market. The Value Index is a subset of the S&P SmallCap 600 Index and consists of those companies exhibiting the strongest value characteristics within the S&P SmallCap 600 Index. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the reporting period, the Value Fund declined 13.57%, while the Value Index declined 13.52%

PORTFOLIO ALLOCATION As of 3/31/08
Sector*	Percentage of Net Assets
Financial	25.70%

Industrial	19.92

Consumer Cyclical	13.07

Consumer Non-Cyclical	12.75

Utilities	8.91

Technology	7.42

Basic Materials	4.58

Energy	4.25

Communications	3.17

Short-Term and Other Net Assets	0.23

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/08
Security	Percentage of Net Assets
Massey Energy Co.	1.18%

Essex Property Trust Inc.	1.16

Southern Union Co.	1.15

UGI Corp.	1.07

Atmos Energy Corp.	0.92

Senior Housing Properties Trust	0.90

Lennox International Inc.	0.88

Shaw Group Inc. (The)	0.83

Piedmont Natural Gas Co.	0.78

Acuity Brands Inc.	0.73

TOTAL	9.60%

Domestic equity markets declined for the 12-month period ending March 31, 2008, against a backdrop of increasing volatility. The volatility was fueled by problems in the subprime mortgage industry which led to a “credit crunch” and spread to broader areas of the economy as the reporting period progressed. Many banks and financial institutions announced large subprime-related losses, some

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUNDS

financial institutions struggled under the weight of deteriorating credit conditions, and corporate earnings growth slowed. Energy and commodity prices climbed as the U.S. dollar declined, driving inflation worries despite evidence of slowing economic activity. Responding to signs of a slowing economy, the Federal Reserve (the “Fed”) took decisive action. The Fed lowered its federal funds target rate for the first time since June 2003, cutting rates six times in the final seven months of the reporting period bringing the rate down to 2.25%. Late in the first quarter of 2008, the Fed also made less routine moves, initiating several actions aimed at increasing liquidity levels in financial markets.

In this market environment, small-capitalization stocks, which are generally perceived as less stable than large-capitalization stocks, were abandoned by many investors who fled to the relative security of large-capitalization equities. As a result, small-capitalization stocks, as represented by the Index, lagged the broader market, as represented by the S&P 500® Index. Growth stocks generally outperformed their value counterparts within the Index during the reporting period.

Within the Index, sector performance was largely negative for the reporting period. Energy was the only sector to deliver gains, benefiting from escalating energy prices during the reporting period as the price of oil topped $100 per barrel by the end of the period. The consumer discretionary sector, which is typically one of the most sensitive sectors during weak economic environments, endured a significant decline, followed by the financials and information technology sectors.

Within the Growth Index, sector performance was mostly negative for the period. The energy sector was the strongest performing sector for the reporting period, followed by materials and industrials, which returned modest gains. Financials posted the largest decline, followed by the consumer discretionary sector.

Within the Value Index, energy was the only sector to provide significant gains during the reporting period. The consumer discretionary, financials, and information technology sectors were the largest detractors to performance during the period.

The SmallCap 600 Fund’s ten largest holdings accounted for less than 8% of net assets as of March 31, 2008. Among the Fund’s ten largest holdings, performance was mostly positive for the reporting period. Technical instrument company FLIR Systems Inc. posted the strongest gains among the ten largest holdings. Marine services company Kirby Corp. and coal producer Massey Energy Co. also performed well, followed by Cabot Oil & Gas Corp. and waste management company Shaw Group Inc. Essex Property Trust Inc. was the sole decliner for the reporting period.

Among the Growth Fund’s ten largest holdings, technical instrument company FLIR Systems Inc. and Cabot Oil & Gas Corp. were the strongest performers for the reporting period. Oil and gas equipment and service company Oceaneering International Inc. also delivered solid returns. Offshore energy company Helix Energy Solutions Group Inc. was the only top-ten holding to decline for the reporting period.

Among the Value Fund’s ten largest holdings, coal producer Massey Energy Co. and waste management company Shaw Group Inc. delivered the strongest returns during the period. Gas utility company Southern Union Co. and Atmos Energy Corp. were the largest decliners.

*	Sector classifications used to describe the portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

10	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P 1500 INDEX FUND

Performance as of March 31, 2008

Average Annual Total Returns						Cumulative Total Returns

Year Ended 3/31/08			Inception to 3/31/08			Inception to 3/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(5.59)%	(5.60)%	(5.45)%	5.65%	5.63%	5.83%	25.94%	25.87%	26.86%

Total returns for the period since inception are calculated from the inception date of the Fund (1/20/04). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or ”NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/23/04), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P 1500 INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/08
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	20.83%

Financial	16.57

Industrial	13.30

Energy	13.01

Technology	10.84

Communications	9.94

Consumer Cyclical	8.16

Utilities	3.77

Basic Materials	3.28

Diversified	0.06

Short-Term and Other Net Assets	0.24

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/08
Security	Percentage of Net Assets
Exxon Mobil Corp.	3.47%

General Electric Co.	2.84

AT&T Inc.	1.77

Microsoft Corp.	1.74

Procter & Gamble Co. (The)	1.66

Johnson & Johnson	1.41

Chevron Corp.	1.36

Bank of America Corp.	1.29

International Business Machines Corp.	1.22

JPMorgan Chase & Co.	1.12

TOTAL	17.88%

The iShares S&P 1500 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P Composite 1500 Index (the “Index”). The Index is comprised of the S&P 500®, MidCap 400 and SmallCap 600 Indexes, which together represent approximately 85% of the total U.S. equity market as of March 31, 2008. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2008 (the “reporting period”), the Fund declined 5.59%, while the Index declined 5.45%.

Domestic equity markets declined for the 12-month period ending March 31, 2008, against a backdrop of increasing volatility. The volatility was fueled by problems in the subprime mortgage industry which led to a “credit crunch” and spread to broader areas of the economy as the reporting period progressed. Many banks and financial institutions announced large subprime-related losses, some financial institutions struggled under the weight of deteriorating credit conditions, and corporate earnings growth slowed. Energy and commodity prices climbed as the U.S. dollar declined, driving inflation worries despite evidence of slowing economic activity. Responding to signs of a slowing economy, the Federal Reserve (the “Fed”) took decisive action. The Fed lowered its federal funds target rate for the first time since June 2003, cutting rates six times in the final seven months of the reporting period bringing the rate down to 2.25%. Late in the first quarter of 2008, the Fed also made less routine moves, initiating several actions aimed at increasing liquidity levels in financial markets.

In this market environment, large-capitalization stocks generally outperformed small-capitalization stocks, and growth stocks within the Index generally outperformed their value counterparts.

Within the Index, sector performance was mixed. Energy was the strongest sector, benefiting from escalating energy prices during the reporting period as the price of oil topped $100 per barrel by the end of the period. Consumer staples, a sector that is traditionally resilient during times of slower economic conditions, also performed well. Financials represented the poorest performing sector group, followed by the consumer discretionary sector, which is typically sensitive to weak economic environments.

For the reporting period, the majority of the Fund’s ten largest holdings as of March 31, 2008, delivered gains. International Business Machines Corp. was the top performer, followed by diversified oil companies Chevron Corp. and Exxon Mobil Corp. Consumer staples company Procter & Gamble Co. also performed well. Financial companies Bank of America Corp. and JPMorgan Chase & Co. were the largest decliners for the reporting period.

*	Sector classifications used to describe the portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

12	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

Performance as of March 31, 2008

Average Annual Total Returns						Cumulative Total Returns

Year Ended 3/31/08			Inception to 3/31/08			Inception to 3/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(9.99)%	(8.38)%	(11.48)%	(9.67)%	(8.02)%	(11.11)%	(9.82)%	(8.15)%	(11.31)%

Total returns for the period since inception are calculated from the inception date of the Fund (03/26/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or ”NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/30/07), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/08
Sector	Percentage of Net Assets
Financial	78.58%

Basic Materials	10.01

Consumer Cyclical	8.30

Industrial	1.62

Utilities	0.33

Short-Term and Other Net Assets	1.16

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/08
Security	Percentage of Net Assets
Freeport-McMoRan Copper & Gold Inc., 6.75%	8.16%

Ford Motor Co. Capital Trust II, 6.50%	8.01

Citigroup Capital VIII, 6.95%	4.77

MetLife Inc., 6.50%	4.36

Wells Fargo Capital IV, 7.00%	4.05

BAC Capital Trust II, 7.00%	3.86

ABN AMRO Capital Funding Trust VII, 6.08%	3.84

JP Morgan Chase Capital XI, 5.88%	3.82

BAC Capital Trust X, 6.25%	3.56

USB Capital XI, 6.60%	3.10

TOTAL	47.53%

The iShares S&P U.S. Preferred Stock Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P U.S. Preferred Stock Index (the “Index”). The Index measures the performance of a select group of preferred stocks listed on the NYSE, AMEX or the NASDAQ Stock Market, Inc., and includes preferred stocks with market capitalizations over $100 million that meet various minimum requirements determined by S&P®. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2008 (the “reporting period”), the Fund declined 9.99%, while the Index declined 11.48%.

Domestic equity markets declined for the 12-month period ending March 31, 2008, against a backdrop of increasing volatility. The volatility was fueled by problems in the subprime mortgage industry which led to a “credit crunch” and spread to broader areas of the economy as the reporting period progressed. Many banks and financial institutions announced large subprime-related losses, some financial institutions struggled under the weight of deteriorating credit conditions, and corporate earnings growth slowed. Energy and commodity prices climbed as the U.S. dollar declined, driving inflation worries despite evidence of slowing economic activity. Responding to signs of a slowing economy, the Federal Reserve (the “Fed”) took decisive action. The Fed lowered its federal funds target rate for the first time since June 2003, cutting rates six times in the final seven months of the reporting period bringing the rate down to 2.25%. Late in the first quarter of 2008, the Fed also made less routine moves, initiating several actions aimed at increasing liquidity levels in financial markets.

In this environment, investors generally retreated away from riskier assets to those that held more relative stability, largely favoring large-capitalization equities over small-capitalization shares, and seeking the relative safety of bonds. Within the bond market, U.S. Treasury paper outperformed credit-sensitive issues such as corporate bonds during the reporting period.

Preferred stocks, which are also highly credit-sensitive, declined during the reporting period amidst an overall increase in supply and expectation of further heavy issuance. Within the Index, continued credit concerns surrounding financial institutions led to increased volatility and contributed to slowing performance.

14	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

Performance as of March 31, 2008

Average Annual Total Returns

Year Ended 3/31/08			Five Years Ended 3/31/08			Inception to 3/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
0.30%	0.34%	0.51%	8.27%	8.27%	8.80%	(3.72)%	(3.72)%	(3.34)%

Cumulative Total Returns

Year Ended 3/31/08			Five Years Ended 3/31/08			Inception to 3/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
0.30%	0.34%	0.51%	48.80%	48.75%	52.47%	(23.72)%	(23.73)%	(21.60)%

Total returns for the period since inception are calculated from the inception date of the Fund (2/5/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

The Fund’s per share net asset value or ”NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/9/01), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/08
Industry	Percentage of Net Assets
Pharmaceuticals	49.02%

Biotechnology	47.45

Health Care - Products	2.89

Commercial Services	0.28

Distribution & Wholesale	0.14

Energy - Alternate Sources	0.14

Short-Term and Other Net Assets	0.08

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/08
Security	Percentage of Net Assets
Gilead Sciences Inc.	9.94%

Amgen Inc.	8.55

Celgene Corp.	6.94

Teva Pharmaceutical Industries Ltd. SP ADR	5.82

Biogen Idec Inc.	4.25

Genzyme Corp.	4.17

BioMarin Pharmaceutical Inc.	2.50

Illumina Inc.	2.30

Perrigo Co.	2.07

Shire PLC ADR	2.05

TOTAL	48.59%

The iShares Nasdaq Biotechnology Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the NASDAQ Biotechnology Index® (the “Index”). The Index consists of securities of NASDAQ® listed companies that are classified according to the Industry Classification Benchmark as either biotechnology or pharmaceuticals and which also meet other eligibility criteria determined by NASDAQ. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2008 (the “reporting period”), the Fund returned 0.30%, while the Index returned 0.51%.

Domestic equity markets declined for the 12-month period ending March 31, 2008, against a backdrop of increasing volatility. The volatility was fueled by problems in the subprime mortgage industry which led to a “credit crunch” and spread to broader areas of the economy as the reporting period progressed. Many banks and financial institutions announced large subprime-related losses, some financial institutions struggled under the weight of deteriorating credit conditions, and corporate earnings growth slowed. Energy and commodity prices climbed as the U.S. dollar declined, driving inflation worries despite evidence of slowing economic activity. Responding to signs of a slowing economy, the Federal Reserve (the “Fed”) took decisive action. The Fed lowered its federal funds target rate for the first time since June 2003, cutting rates six times in the final seven months of the reporting period bringing the rate down to 2.25%. Late in the first quarter of 2008, the Fed also made less routine moves, initiating several actions aimed at increasing liquidity levels in financial markets.

The health care sector, which has historically outperformed the broader U.S. market during economic slowdowns, maintained this trend during the reporting period. Biotechnology stocks, in particular, which are less dependent on consumer spending, delivered relatively flat performance while the broader market declined. Despite domestic economic sluggishness, the group continued to benefit from favorable demographic and aging trends, as well as increasing needs for vaccinations in developing countries worldwide.

Among the Fund’s ten largest holdings as of March 31, 2008, performance was mostly positive for the reporting period. Illumina Inc., which is involved with life science tools and integrated systems for the analysis of genetic variation and biological function, delivered sound triple-digit gains. Pharmaceutical-related companies Perrigo Co. and BioMarin Pharmaceutical Inc. also posted triple-digit returns. Biogen Idec Inc., which develops therapies primarily in the areas of oncology, neurology, immunology, and cardiology, performed well. Amgen Inc., which is focused on cellular and molecular biology, and Shire PLC, which produces pharmaceutical products in the area of attention deficit and hyperactivity disorder, were the only decliners for the reporting period.

16	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2007 to March 31, 2008.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (10/1/07)	Ending Account Value (3/31/08)	Annualized Expense Ratio	Expenses Paid During Period[a] (10/1/07 to 3/31/08)
S&P 100
Actual	$1,000.00	$ 868.80	0.20%	$0.93
Hypothetical (5% return before expenses)	1,000.00	1,024.00	0.20	1.01
S&P MidCap 400
Actual	1,000.00	886.90	0.20	0.94
Hypothetical (5% return before expenses)	1,000.00	1,024.00	0.20	1.01
S&P MidCap 400 Growth
Actual	1,000.00	902.30	0.25	1.19
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.26
S&P MidCap 400 Value
Actual	1,000.00	871.10	0.25	1.17
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.26

SHAREHOLDER EXPENSES	17

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (10/1/07)	Ending Account Value (3/31/08)	Annualized Expense Ratio	Expenses Paid During Period[a] (10/1/07 to 3/31/08)
S&P SmallCap 600
Actual	$1,000.00	$ 866.00	0.20%	$0.93
Hypothetical (5% return before expenses)	1,000.00	1,024.00	0.20	1.01
S&P SmallCap 600 Growth
Actual	1,000.00	861.30	0.25	1.16
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.26
S&P SmallCap 600 Value
Actual	1,000.00	871.10	0.25	1.17
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.26
S&P 1500
Actual	1,000.00	875.60	0.20	0.94
Hypothetical (5% return before expenses)	1,000.00	1,024.00	0.20	1.01
S&P U.S. Preferred Stock
Actual	1,000.00	931.90	0.48	2.32
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.48	2.43
Nasdaq Biotechnology
Actual	1,000.00	913.10	0.48	2.30
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.48	2.43

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days).

18	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® S&P 100 INDEX FUND

March 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.75%

AEROSPACE & DEFENSE – 2.71%
Boeing Co. (The)	435,067	$32,355,933
General Dynamics Corp.	228,826	19,077,224
Raytheon Co.	242,634	15,676,583
United Technologies Corp.	558,286	38,421,243

		105,530,983

AGRICULTURE – 2.24%
Altria Group Inc.	1,199,200	26,622,240
Philip Morris International Inc.	1,200,478	60,720,177

		87,342,417

AUTO MANUFACTURERS – 0.34%
Ford Motor Co.[a,b]	1,253,767	7,171,547
General Motors Corp.	321,380	6,122,289

		13,293,836

BANKS – 6.36%
Bank of America Corp.	2,526,837	95,792,391
Bank of New York Mellon Corp. (The)	649,245	27,092,994

Regions Financial Corp.	394,598	7,793,310
U.S. Bancorp	983,879	31,838,324
Wachovia Corp.	1,127,369	30,438,963
Wells Fargo & Co.	1,875,278	54,570,590

		247,526,572

BEVERAGES – 3.96%
Anheuser-Busch Companies Inc.	406,860	19,305,507
Coca-Cola Co. (The)	1,136,884	69,202,129
PepsiCo Inc.	911,134	65,783,875

		154,291,511

BIOTECHNOLOGY – 0.66%
Amgen Inc.[a]	618,669	25,847,991

		25,847,991

CHEMICALS – 1.12%
Dow Chemical Co. (The)	534,549	19,698,131
E.I. du Pont de Nemours and Co.	511,550	23,920,078

		43,618,209

COMPUTERS – 6.91%
Apple Inc.[a]	499,900	71,735,650
Dell Inc.[a]	1,274,705	25,392,124
EMC Corp.[a]	1,195,285	17,140,387

Security	Shares	Value
Hewlett-Packard Co.	1,402,289	$64,028,516
International Business Machines Corp.	787,455	90,667,569

		268,964,246

COSMETICS & PERSONAL CARE – 3.98%
Avon Products Inc.	242,524	9,589,399
Colgate-Palmolive Co.	289,989	22,593,043
Procter & Gamble Co. (The)	1,750,520	122,658,936

		154,841,378

DIVERSIFIED FINANCIAL SERVICES – 7.56%
American Express Co.	657,604	28,750,447
Capital One Financial Corp.	211,952	10,432,277
Citigroup Inc.	2,961,459	63,434,452
Goldman Sachs Group Inc. (The)	224,766	37,174,049
JPMorgan Chase & Co.	1,932,006	82,979,658
Lehman Brothers Holdings Inc.	301,488	11,348,008
Merrill Lynch & Co. Inc.	552,635	22,514,350
Morgan Stanley	628,303	28,713,447
NYSE Euronext Inc.	150,569	9,291,613

		294,638,301

ELECTRIC – 1.89%
AES Corp. (The)[a]	380,126	6,336,700
American Electric Power Co. Inc.	227,511	9,471,283
Entergy Corp.	108,842	11,872,485
Exelon Corp.	376,100	30,565,647
Southern Co. (The)	435,225	15,498,362

		73,744,477

FOOD – 1.16%
Campbell Soup Co.	125,092	4,246,873
H.J. Heinz Co.	179,097	8,412,186
Kraft Foods Inc.	872,185	27,046,457
Sara Lee Corp.	404,700	5,657,706

		45,363,222

FOREST PRODUCTS & PAPER – 0.37%
International Paper Co.	243,123	6,612,946
Weyerhaeuser Co.	119,072	7,744,443

		14,357,389

HEALTH CARE - PRODUCTS – 4.33%
Baxter International Inc.	360,899	20,867,180
Covidien Ltd.	283,952	12,564,876

SCHEDULES OF INVESTMENTS	19

Schedule of Investments (Continued)

iSHARES® S&P 100 INDEX FUND

March 31, 2008

Security	Shares	Value
Johnson & Johnson	1,611,222	$104,519,971
Medtronic Inc.	638,799	30,898,708

		168,850,735

HEALTH CARE - SERVICES – 0.63%
UnitedHealth Group Inc.	711,794	24,457,242

		24,457,242

INSURANCE – 2.50%
Allstate Corp. (The)	318,931	15,327,824
American International Group Inc.	1,434,769	62,053,759
CIGNA Corp.	159,465	6,469,495
Hartford Financial Services Group Inc. (The)	178,754	13,544,191

		97,395,269

INTERNET – 1.49%
Google Inc. Class Aa	131,915	58,104,600

		58,104,600

MACHINERY – 0.84%
Caterpillar Inc.	354,937	27,788,018
Rockwell Automation Inc.	84,278	4,839,243

		32,627,261

MANUFACTURING – 7.14%
General Electric Co.	5,680,039	210,218,243
Honeywell International Inc.	423,422	23,889,469
3M Co.	402,517	31,859,221
Tyco International Ltd.	276,102	12,162,293

		278,129,226

MEDIA – 2.88%
CBS Corp. Class B	386,819	8,540,964
Clear Channel Communications Inc.	283,499	8,283,841

Comcast Corp. Class A	1,712,712	33,123,850
Time Warner Inc.	2,034,237	28,520,003
Walt Disney Co. (The)	1,071,103	33,611,212

		112,079,870

MINING – 0.43%
Alcoa Inc.	463,408	16,710,492

		16,710,492

OFFICE & BUSINESS EQUIPMENT – 0.20%
Xerox Corp.	521,360	7,804,759

		7,804,759

Security	Shares	Value
OIL & GAS – 10.94%
Chevron Corp.	1,181,272	$100,833,378
ConocoPhillips	888,216	67,690,941
Exxon Mobil Corp.	3,043,193	257,393,264

		425,917,583

OIL & GAS SERVICES – 2.34%
Baker Hughes Inc.	176,153	12,066,480
Halliburton Co.	500,747	19,694,379
Schlumberger Ltd.	681,265	59,270,055

		91,030,914

PHARMACEUTICALS – 5.13%
Abbott Laboratories	879,240	48,490,086
Bristol-Myers Squibb Co.	1,125,879	23,981,223
Merck & Co. Inc.	1,231,658	46,741,421
Pfizer Inc.	3,845,784	80,492,259

		199,704,989

PIPELINES – 0.45%
El Paso Corp.	399,358	6,645,317
Williams Companies Inc. (The)	332,441	10,963,904

		17,609,221

RETAIL – 4.90%
CVS Caremark Corp.	814,466	32,994,018
Home Depot Inc.	959,919	26,848,934
McDonald’s Corp.	655,077	36,533,644
Target Corp.	465,666	23,599,953
Wal-Mart Stores Inc.	1,344,009	70,802,394

		190,778,943

SEMICONDUCTORS – 2.34%
Intel Corp.	3,292,285	69,730,596
Texas Instruments Inc.	754,497	21,329,630

		91,060,226

SOFTWARE – 4.45%
Microsoft Corp.	4,552,836	129,209,486
Oracle Corp.[a]	2,249,744	44,004,993

		173,214,479

TELECOMMUNICATIONS – 7.28%
AT&T Inc.	3,433,215	131,492,134
Cisco Systems Inc.[a]	3,390,730	81,682,686
Sprint Nextel Corp.	1,621,173	10,845,647
Verizon Communications Inc.	1,633,038	59,524,235

		283,544,702

20	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P 100 INDEX FUND

March 31, 2008

Security	Shares	Value
TRANSPORTATION – 2.22%
Burlington Northern Santa Fe Corp.	168,434	$15,532,983
FedEx Corp.	176,106	16,319,743
Norfolk Southern Corp.	213,827	11,615,083
United Parcel Service Inc. Class B	588,379	42,963,435

		86,431,244

TOTAL COMMON STOCKS (Cost: $4,518,094,999)		3,884,812,287

SHORT-TERM INVESTMENTS – 0.26%

MONEY MARKET FUNDS – 0.26%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.18%[c,d]	4,475,109	4,475,109
BGI Cash Premier Fund LLC 3.22%[c,d,e]	5,750,000	5,750,000

		10,225,109

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,225,109)		10,225,109

TOTAL INVESTMENTS IN SECURITIES – 100.01% (Cost: $4,528,320,108)		3,895,037,396

Other Assets, Less Liabilities – (0.01)%		(403,235)

NET ASSETS – 100.00%		$3,894,634,161

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See
Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	21

Summary Schedule of Investments

iSHARES® S&P MIDCAP 400 INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$21,284,569	0.49%

		21,284,569	0.49

AEROSPACE & DEFENSE
Other securities[a]		38,768,571	0.89

		38,768,571	0.89

AGRICULTURE
Other securities[a]		7,621,270	0.17

		7,621,270	0.17

AIRLINES
Other securities[a]		10,299,995	0.24

		10,299,995	0.24

APPAREL
Other securities[a]		41,000,173	0.94

		41,000,173	0.94

AUTO MANUFACTURERS
Other securities[a]		11,517,630	0.26

		11,517,630	0.26

AUTO PARTS & EQUIPMENT
BorgWarner Inc.	498,181	21,436,728	0.49
Other securities[a]		14,495,667	0.33

		35,932,395	0.82

BANKS
Other securities[a]		119,141,974	2.73

		119,141,974	2.73

BEVERAGES
Other securities[a]		15,620,230	0.36

		15,620,230	0.36

BIOTECHNOLOGY
Millennium Pharmaceuticals Inc.[b]	1,390,362	21,494,997	0.49
Other securities[a]		58,162,279	1.33

		79,657,276	1.82

BUILDING MATERIALS
Other securities[a]		18,746,331	0.43

		18,746,331	0.43

Security	Shares	Value	% of Net Assets
CHEMICALS
CF Industries Holdings Inc.	207,066	$21,456,179	0.49%
Other securities[a]		140,526,390	3.22

		161,982,569	3.71

COAL
Arch Coal Inc.	616,114	26,800,959	0.61

		26,800,959	0.61

COMMERCIAL SERVICES
Other securities[a]		203,802,056	4.66

		203,802,056	4.66

COMPUTERS
Western Digital Corp.[b]	950,147	25,691,975	0.59
Other securities[a]		89,655,057	2.05

		115,347,032	2.64

COSMETICS & PERSONAL CARE
Other securities[a]		9,953,229	0.23

		9,953,229	0.23

DISTRIBUTION & WHOLESALE
Fastenal Co.[c]	536,113	24,623,670	0.56
Other securities[a]		17,669,899	0.41

		42,293,569	0.97

DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		50,779,904	1.16

		50,779,904	1.16

ELECTRIC
Wisconsin Energy Corp.	500,478	22,016,027	0.50
Other securities[a]		201,137,866	4.61

		223,153,893	5.11

ELECTRICAL COMPONENTS & EQUIPMENT
AMETEK Inc.	458,576	20,136,072	0.46
Energizer Holdings Inc.[b]	245,947	22,253,285	0.51
Other securities[a]		10,645,505	0.24

		53,034,862	1.21

ELECTRONICS
Amphenol Corp. Class A	757,820	28,228,795	0.65
Avnet Inc.[b]	643,547	21,063,293	0.48
Other securities[a]		58,840,030	1.34

		108,132,118	2.47

22	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
ENGINEERING & CONSTRUCTION
KBR Inc.	726,477	$20,145,207	0.46%
Other securities[a]		18,344,633	0.42

		38,489,840	0.88

ENTERTAINMENT
Other securities[a]		14,397,730	0.33

		14,397,730	0.33

ENVIRONMENTAL CONTROL
Republic Services Inc.	675,572	19,753,725	0.45
Stericycle Inc.[b]	374,441	19,283,712	0.44
Other securities[a]		5,164,896	0.12

		44,202,333	1.01

FOOD
Other securities[a]		58,301,728	1.33

		58,301,728	1.33

FOREST PRODUCTS & PAPER
Other securities[a]		31,335,486	0.72

		31,335,486	0.72

GAS
Other securities[a]		45,884,956	1.05

		45,884,956	1.05

HAND & MACHINE TOOLS
Other securities[a]		21,572,511	0.49

		21,572,511	0.49

HEALTH CARE - PRODUCTS
DENTSPLY International Inc.	646,033	24,936,874	0.57
Henry Schein Inc.[b,c]	383,614	22,019,444	0.50
Hologic Inc.[b,c]	546,833	30,403,915	0.70
Intuitive Surgical Inc.[b]	165,331	53,625,110	1.23
Other securities[a]		100,358,569	2.29

		231,343,912	5.29

HEALTH CARE - SERVICES
Covance Inc.[b]	274,499	22,775,182	0.52
Other securities[a]		82,737,344	1.89

		105,512,526	2.41

HOME BUILDERS
Other securities[a]		44,883,367	1.03

		44,883,367	1.03

Security	Shares	Value	% of Net Assets
HOME FURNISHINGS
Other securities[a]		$2,428,195	0.06%

		2,428,195	0.06

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		37,947,419	0.87

		37,947,419	0.87

INSURANCE
Everest Re Group Ltd.	269,068	24,089,658	0.55
Other securities[a]		157,967,621	3.62

		182,057,279	4.17

INTERNET
McAfee Inc.[b]	694,642	22,985,704	0.53
Other securities[a]		29,143,790	0.66

		52,129,494	1.19

INVESTMENT COMPANIES
Other securities[a]		8,084,207	0.19

		8,084,207	0.19

IRON & STEEL
Cleveland-Cliffs Inc.	193,316	23,163,123	0.53
Steel Dynamics Inc.	806,448	26,645,042	0.61
Other securities[a]		27,944,512	0.64

		77,752,677	1.78

LEISURE TIME
Other securities[a]		8,683,756	0.20

		8,683,756	0.20

LODGING
Other securities[a]		4,821,680	0.11

		4,821,680	0.11

MACHINERY
AGCO Corp.[b,c]	392,096	23,478,708	0.54
Flowserve Corp.	245,342	25,608,798	0.58
Joy Global Inc.	461,958	30,101,183	0.69
Other securities[a]		45,249,812	1.04

		124,438,501	2.85

MANUFACTURING
Harsco Corp.	361,624	20,026,737	0.46
Roper Industries Inc.	382,234	22,719,989	0.52
SPX Corp.	228,206	23,938,809	0.55
Other securities[a]		98,507,112	2.25

		165,192,647	3.78

SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
MEDIA
Other securities[a]		$19,244,042	0.44%

		19,244,042	0.44

METAL FABRICATE & HARDWARE
Other securities[a]		31,909,823	0.73

		31,909,823	0.73

OFFICE FURNISHINGS
Other securities[a]		11,082,125	0.25

		11,082,125	0.25

OIL & GAS
Cimarex Energy Co.	354,304	19,394,601	0.44
Denbury Resources Inc.[b]	1,049,398	29,960,313	0.69
Helmerich & Payne Inc.	443,679	20,795,235	0.48
Newfield Exploration Co.[b]	562,787	29,743,293	0.68
Pioneer Natural Resources Co.	510,985	25,099,583	0.57
Plains Exploration & Production Co.[b,c]	482,779	25,654,876	0.59
Pride International Inc.[b]	715,345	25,001,308	0.57
Southwestern Energy Co.[b]	1,463,442	49,303,361	1.13
Other securities[a]		79,918,357	1.83

		304,870,927	6.98

OIL & GAS SERVICES
FMC Technologies Inc.[b,c]	556,185	31,641,365	0.73
Grant Prideco Inc.[b]	535,231	26,344,070	0.60
Other securities[a]		44,670,705	1.02

		102,656,140	2.35

PACKAGING & CONTAINERS
Other securities[a]		20,961,120	0.48

		20,961,120	0.48

PHARMACEUTICALS
Other securities[a]		93,195,779	2.13

		93,195,779	2.13

PIPELINES
Equitable Resources Inc.	522,801	30,792,979	0.70
ONEOK Inc.	445,386	19,877,577	0.46
Other securities[a]		16,877,669	0.39

		67,548,225	1.55

Security	Shares	Value	% of Net Assets
REAL ESTATE
Other securities[a]		$10,520,019	0.24%

		10,520,019	0.24

REAL ESTATE INVESTMENT TRUSTS
AMB Property Corp.	419,001	22,802,034	0.52
Federal Realty Investment Trust[c]	251,471	19,602,164	0.45
Macerich Co. (The)	309,602	21,755,733	0.50
Regency Centers Corp.	297,846	19,288,507	0.44
Other securities[a]		166,469,467	3.81

		249,917,905	5.72

RETAIL
Other securities[a]		265,213,318	6.07

		265,213,318	6.07

SAVINGS & LOANS
New York Community Bancorp Inc.[c]	1,390,296	25,331,193	0.58
Other securities[a]		24,097,006	0.55

		49,428,199	1.13

SEMICONDUCTORS
Lam Research Corp.[b]	532,930	20,368,585	0.47
Other securities[a]		80,887,134	1.85

		101,255,719	2.32

SOFTWARE
Activision Inc.[b]	1,257,901	34,353,276	0.79
Dun & Bradstreet Corp. (The)	242,388	19,725,535	0.45
Other securities[a]		92,744,372	2.12

		146,823,183	3.36

TELECOMMUNICATIONS
Harris Corp.	584,205	28,351,469	0.65
Other securities[a]		79,000,348	1.81

		107,351,817	2.46

TEXTILES
Other securities[a]		16,979,662	0.39

		16,979,662	0.39

TRANSPORTATION
Other securities[a]		56,867,758	1.30

		56,867,758	1.30

24	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
TRUCKING & LEASING
Other securities[a]		$8,019,118	0.18%

		8,019,118	0.18

WATER
Other securities[a]		10,718,215	0.25

		10,718,215	0.25

TOTAL COMMON STOCKS (Cost: $4,458,937,706)		4,368,893,943	99.99

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.18%[d,e]	3,658,503	3,658,503	0.08
BGI Cash Premier Fund LLC 3.22%[d,e,f]	488,300,045	488,300,045	11.18

		491,958,548	11.26

TOTAL SHORT-TERM INVESTMENTS
(Cost: $491,958,548)		491,958,548	11.26

TOTAL INVESTMENTS IN SECURITIES (Cost: $4,950,896,254)		4,860,852,491	111.25

SHORT POSITIONS[g]

COMMON STOCKS
Hillenbrand Inc.	(267,169)	(5,904,435)	(0.14)

		(5,904,435)	(0.14)

TOTAL SHORT POSITIONS (Proceeds: $5,901,698)		(5,904,435)	(0.14)

Other Assets, Less Liabilities		(485,616,112)	(11.11)

NET ASSETS – 100.00%		$4,369,331,944	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2008.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See Note 5.
[g]	See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$11,729,571	0.61%

		11,729,571	0.61

AEROSPACE & DEFENSE
Alliant Techsystems Inc.[b,c]	125,195	12,961,438	0.68
Other securities[a]		7,186,893	0.37

		20,148,331	1.05

AIRLINES
Other securities[a]		1,012,684	0.05

		1,012,684	0.05

APPAREL
Other securities[a]		26,654,043	1.38

		26,654,043	1.38

AUTO MANUFACTURERS
Other securities[a]		6,906,442	0.36

		6,906,442	0.36

AUTO PARTS & EQUIPMENT
Other securities[a]		11,080,268	0.58

		11,080,268	0.58

BANKS
Other securities[a]		7,061,216	0.37

		7,061,216	0.37

BEVERAGES
Other securities[a]		10,849,701	0.56

		10,849,701	0.56

BIOTECHNOLOGY
Charles River Laboratories International Inc.[b]	260,012	15,325,107	0.80
Invitrogen Corp.[b,c]	178,279	15,237,506	0.79
Other securities[a]		19,857,957	1.03

		50,420,570	2.62

BUILDING MATERIALS
Other securities[a]		8,498,590	0.44

		8,498,590	0.44

CHEMICALS
CF Industries Holdings Inc.	184,456	19,113,331	0.99
Terra Industries Inc.[b]	350,577	12,456,001	0.65
Other securities[a]		28,552,843	1.48

		60,122,175	3.12

Security	Shares	Value	% of Net Assets
COAL
Other securities[a]		$10,960,956	0.57%

		10,960,956	0.57

COMMERCIAL SERVICES
Alliance Data Systems Corp.[b,c]	301,431	14,320,987	0.74
Pharmaceutical Product Development Inc.	400,544	16,782,794	0.87
Other securities[a]		79,773,374	4.14

		110,877,155	5.75

COMPUTERS
DST Systems Inc.[b,c]	195,036	12,821,667	0.66
Western Digital Corp.[b]	847,576	22,918,455	1.19
Other securities[a]		23,645,197	1.23

		59,385,319	3.08

COSMETICS & PERSONAL CARE
Other securities[a]		3,602,469	0.19

		3,602,469	0.19

DISTRIBUTION & WHOLESALE
Fastenal Co.[c]	482,408	22,156,999	1.15

		22,156,999	1.15

DIVERSIFIED FINANCIAL SERVICES
Eaton Vance Corp.	446,585	13,625,308	0.71
Other securities[a]		11,392,956	0.59

		25,018,264	1.30

ELECTRICAL COMPONENTS & EQUIPMENT
Energizer Holdings Inc.[b]	219,955	19,901,528	1.03
Other securities[a]		15,105,107	0.79

		35,006,635	1.82

ELECTRONICS
Amphenol Corp. Class A	681,655	25,391,649	1.32
Other securities[a]		24,863,999	1.29

		50,255,648	2.61

ENGINEERING & CONSTRUCTION
Other securities[a]		9,308,657	0.48

		9,308,657	0.48

ENTERTAINMENT
Other securities[a]		11,178,565	0.58

		11,178,565	0.58

26	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
ENVIRONMENTAL CONTROL
Stericycle Inc.[b]	333,180	$17,158,770	0.89%
Other securities[a]		14,259,188	0.74

		31,417,958	1.63

FOOD
Other securities[a]		6,535,237	0.34

		6,535,237	0.34

FOREST PRODUCTS & PAPER
Other securities[a]		3,351,743	0.17

		3,351,743	0.17

GAS
Other securities[a]		10,786,497	0.56

		10,786,497	0.56

HAND & MACHINE TOOLS
Other securities[a]		9,425,159	0.49

		9,425,159	0.49

HEALTH CARE - PRODUCTS
DENTSPLY International Inc.	371,063	14,323,032	0.74
Henry Schein Inc.[b,c]	343,747	19,731,078	1.02
Hologic Inc.[b,c]	490,676	27,281,586	1.42
Intuitive Surgical Inc.[b]	148,470	48,156,244	2.50
ResMed Inc.[b,c]	295,926	12,482,159	0.65
Other securities[a]		51,921,110	2.70

		173,895,209	9.03

HEALTH CARE - SERVICES
Community Health Systems Inc.[b,c]	365,964	12,285,411	0.64
Covance Inc.[b]	244,394	20,277,370	1.05
Other securities[a]		39,700,100	2.06

		72,262,881	3.75

HOME BUILDERS
Other securities[a]		29,622,673	1.54

		29,622,673	1.54

HOUSEHOLD PRODUCTS & WARES
Church & Dwight Co. Inc.	253,034	13,724,564	0.71
Other securities[a]		2,105,759	0.11

		15,830,323	0.82

Security	Shares	Value	% of Net Assets
INSURANCE
W.R. Berkley Corp.	600,444	$16,626,294	0.86%
Other securities[a]		20,452,606	1.06

		37,078,900	1.92

INTERNET
McAfee Inc.[b]	618,733	20,473,875	1.06
Other securities[a]		21,668,813	1.13

		42,142,688	2.19

IRON & STEEL
Cleveland-Cliffs Inc.	172,261	20,640,313	1.07
Steel Dynamics Inc.	727,614	24,040,367	1.25
Other securities[a]		15,776,387	0.82

		60,457,067	3.14

LEISURE TIME
Other securities[a]		2,498,329	0.13

		2,498,329	0.13

MACHINERY
Joy Global Inc.	415,019	27,042,638	1.40
Other securities[a]		46,379,836	2.41

		73,422,474	3.81

MANUFACTURING
Roper Industries Inc.	223,485	13,283,948	0.69
Other securities[a]		48,844,836	2.53

		62,128,784	3.22

MEDIA
Other securities[a]		6,845,630	0.36

		6,845,630	0.36

METAL FABRICATE & HARDWARE
Commercial Metals Co.	450,154	13,491,115	0.70

		13,491,115	0.70

OFFICE FURNISHINGS
Other securities[a]		5,867,079	0.30

		5,867,079	0.30

OIL & GAS
Cimarex Energy Co.	315,775	17,285,523	0.90
Denbury Resources Inc.[b]	936,381	26,733,678	1.39
Newfield Exploration Co.[b]	506,135	26,749,235	1.39
Pioneer Natural Resources Co.	457,396	22,467,292	1.16

SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
Plains Exploration & Production Co.[b,c]	237,512	$12,621,388	0.65%
Quicksilver Resources Inc.[b]	393,408	14,371,194	0.74
Southwestern Energy Co.[b]	1,308,664	44,088,890	2.29
Other securities[a]		36,697,951	1.91

		201,015,151	10.43

OIL & GAS SERVICES
FMC Technologies Inc.[b]	497,983	28,330,253	1.47
Grant Prideco Inc.[b]	481,549	23,701,842	1.23
Other securities[a]		13,919,744	0.72

		65,951,839	3.42

PHARMACEUTICALS
Endo Pharmaceuticals Holdings Inc.[b]	514,616	12,319,907	0.64
Other securities[a]		43,872,211	2.28

		56,192,118	2.92

PIPELINES
Equitable Resources Inc.	246,843	14,539,053	0.75

		14,539,053	0.75

REAL ESTATE
Other securities[a]		9,517,615	0.49

		9,517,615	0.49

RETAIL
Advance Auto Parts Inc.	365,215	12,435,571	0.65
American Eagle Outfitters Inc.	819,062	14,341,776	0.74
Chipotle Mexican Grill Inc. Class Ab,c	125,976	14,289,458	0.74
O’Reilly Automotive Inc.[b]	440,503	12,563,146	0.65
Ross Stores Inc.	518,628	15,538,095	0.81
Urban Outfitters Inc.[b,c]	432,169	13,548,498	0.70
Other securities[a]		88,495,697	4.60

		171,212,241	8.89

SEMICONDUCTORS
Other securities[a]		30,615,120	1.59

		30,615,120	1.59

SOFTWARE
Activision Inc.[b]	648,655	17,714,768	0.92
Dun & Bradstreet Corp. (The)	218,318	17,766,719	0.92

Security	Shares	Value	% of Net Assets
Global Payments Inc.	302,077	$12,493,905	0.65%
Other securities[a]		45,509,081	2.36

		93,484,473	4.85

TELECOMMUNICATIONS
Harris Corp.	524,645	25,461,022	1.32
Other securities[a]		19,144,812	1.00

		44,605,834	2.32

TEXTILES
Other securities[a]		7,587,796	0.39

		7,587,796	0.39

TRANSPORTATION
Other securities[a]		17,346,716	0.90

		17,346,716	0.90

WATER
Other securities[a]		3,830,895	0.20

		3,830,895	0.20

TOTAL COMMON STOCKS (Cost: $2,002,082,808)		1,925,192,855	99.92

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.18%[d,e]	1,028,510	1,028,510	0.05
BGI Cash Premier Fund LLC 3.22%[d,e,f]	247,046,243	247,046,243	12.82

		248,074,753	12.87

TOTAL SHORT-TERM INVESTMENTS
(Cost: $248,074,753)		248,074,753	12.87

TOTAL INVESTMENTS IN SECURITIES (Cost: $2,250,157,561)		2,173,267,608	112.79

Other Assets, Less Liabilities		(246,517,428)	(12.79)

NET ASSETS		$1,926,750,180	100.00%

28	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

March 31, 2008

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2008.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See
Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$7,608,502	0.38%

		7,608,502	0.38

AEROSPACE & DEFENSE
Other securities[a]		14,746,287	0.73

		14,746,287	0.73

AGRICULTURE
Other securities[a]		6,964,856	0.34

		6,964,856	0.34

AIRLINES
Other securities[a]		8,315,342	0.41

		8,315,342	0.41

APPAREL
Other securities[a]		10,313,938	0.51

		10,313,938	0.51

AUTO MANUFACTURERS
Other securities[a]		3,466,227	0.17

		3,466,227	0.17

AUTO PARTS & EQUIPMENT
Other securities[a]		21,331,251	1.06

		21,331,251	1.06

BANKS
Associated Banc-Corp	495,842	13,204,272	0.65
Cullen/Frost Bankers Inc.	228,569	12,123,300	0.60
Synovus Financial Corp.	1,285,354	14,216,015	0.70
Other securities[a]		61,920,343	3.07

		101,463,930	5.02

BEVERAGES
Other securities[a]		3,269,014	0.16

		3,269,014	0.16

BIOTECHNOLOGY
Millennium Pharmaceuticals Inc.[b]	758,962	11,733,553	0.58
Other securities[a]		9,611,361	0.48

		21,344,914	1.06

BUILDING MATERIALS
Other securities[a]		8,546,791	0.42

		8,546,791	0.42

Security	Shares	Value	% of Net Assets
CHEMICALS
Lubrizol Corp.	266,439	$14,790,029	0.73%
Other securities[a]		71,742,063	3.55

		86,532,092	4.28

COAL
Arch Coal Inc.	302,729	13,168,712	0.65

		13,168,712	0.65

COMMERCIAL SERVICES
Manpower Inc.	310,540	17,470,980	0.86
Other securities[a]		55,550,683	2.75

		73,021,663	3.61

COMPUTERS
Other securities[a]		44,928,678	2.22

		44,928,678	2.22

COSMETICS & PERSONAL CARE
Other securities[a]		5,342,045	0.26

		5,342,045	0.26

DISTRIBUTION & WHOLESALE
Other securities[a]		16,110,426	0.80

		16,110,426	0.80

DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		20,676,988	1.02

		20,676,988	1.02

ELECTRIC
Alliant Energy Corp.	442,522	15,492,695	0.77
DPL Inc.[c]	442,348	11,341,803	0.56
Energy East Corp.	616,512	14,870,269	0.74
MDU Resources Group Inc.	710,663	17,446,777	0.86
Northeast Utilities	604,250	14,828,295	0.73
NSTAR	415,929	12,656,719	0.63
Puget Energy Inc.	505,004	13,064,454	0.65
SCANA Corp.	454,382	16,621,294	0.82
Sierra Pacific Resources Corp.	910,739	11,502,634	0.57
Wisconsin Energy Corp.	455,467	20,035,993	0.99
Other securities[a]		55,170,765	2.73

		203,031,698	10.05

30	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		$12,723,442	0.63%

		12,723,442	0.63

ELECTRONICS
Arrow Electronics Inc.[b]	478,913	16,115,422	0.80
Other securities[a]		31,227,220	1.54

		47,342,642	2.34

ENGINEERING & CONSTRUCTION
KBR Inc.	423,016	11,730,234	0.58
Other securities[a]		13,983,904	0.69

		25,714,138	1.27

ENTERTAINMENT
Other securities[a]		1,711,942	0.08

		1,711,942	0.08

ENVIRONMENTAL CONTROL
Other securities[a]		8,287,581	0.41

		8,287,581	0.41

FOOD
Smithfield Foods Inc.[b]	455,314	11,728,889	0.58
Other securities[a]		34,779,883	1.72

		46,508,772	2.30

FOREST PRODUCTS & PAPER
Rayonier Inc.	305,305	13,262,449	0.66
Other securities[a]		11,847,452	0.58

		25,109,901	1.24

GAS
Other securities[a]		30,772,801	1.52

		30,772,801	1.52

HAND & MACHINE TOOLS
Other securities[a]		10,142,371	0.50

		10,142,371	0.50

HEALTH CARE - PRODUCTS
Hillenbrand Industries Inc.	240,458	11,493,892	0.57
Other securities[a]		25,530,930	1.26

		37,024,822	1.83

HEALTH CARE - SERVICES
Other securities[a]		22,533,649	1.12

		22,533,649	1.12

Security	Shares	Value	% of Net Assets
HOME BUILDERS
Other securities[a]		$10,421,845	0.52%

		10,421,845	0.52

HOME FURNISHINGS
Other securities[a]		2,207,345	0.11

		2,207,345	0.11

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		18,356,742	0.91

		18,356,742	0.91

INSURANCE
Everest Re Group Ltd.	244,880	21,924,106	1.09
Fidelity National Financial Inc.	829,717	15,208,713	0.75
First American Corp.	358,271	12,159,718	0.60
Old Republic International Corp.	897,443	11,585,989	0.57
Other securities[a]		67,333,405	3.33

		128,211,931	6.34

INTERNET
Other securities[a]		4,735,037	0.23

		4,735,037	0.23

INVESTMENT COMPANIES
Other securities[a]		7,357,879	0.36

		7,357,879	0.36

IRON & STEEL
Other securities[a]		9,508,831	0.47

		9,508,831	0.47

LEISURE TIME
Other securities[a]		5,322,742	0.26

		5,322,742	0.26

LODGING
Other securities[a]		4,362,600	0.22

		4,362,600	0.22

MACHINERY
Flowserve Corp.	122,778	12,815,568	0.63
Other securities[a]		26,155,559	1.30

		38,971,127	1.93

SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
MANUFACTURING
Pentair Inc.	386,360	$12,324,884	0.61%
SPX Corp.	134,974	14,158,773	0.70
Other securities[a]		60,723,292	3.01

		87,206,949	4.32

MEDIA
Other securities[a]		10,497,562	0.52

		10,497,562	0.52

METAL FABRICATE & HARDWARE
Other securities[a]		15,423,881	0.76

		15,423,881	0.76

OFFICE FURNISHINGS
Other securities[a]		4,217,198	0.21

		4,217,198	0.21

OIL & GAS
Forest Oil Corp.[b]	344,328	16,858,299	0.83
Helmerich & Payne Inc.	254,309	11,919,463	0.59
Pride International Inc.[b]	651,049	22,754,163	1.13
Other securities[a]		21,774,675	1.08

		73,306,600	3.63

OIL & GAS SERVICES
Tidewater Inc.	213,642	11,773,811	0.58
Other securities[a]		14,790,439	0.73

		26,564,250	1.31

PACKAGING & CONTAINERS
Other securities[a]		19,105,484	0.95

		19,105,484	0.95

PHARMACEUTICALS
Other securities[a]		27,516,676	1.36

		27,516,676	1.36

PIPELINES
Equitable Resources Inc.	223,577	13,168,685	0.65
National Fuel Gas Co.	325,301	15,357,460	0.76
ONEOK Inc.	405,307	18,088,851	0.90

		46,614,996	2.31

REAL ESTATE INVESTMENT TRUSTS
Alexandria Real Estate Equities Inc.[c]	124,681	11,560,422	0.57
AMB Property Corp.	381,326	20,751,761	1.03
Duke Realty Corp.	569,737	12,995,701	0.64

Security	Shares	Value	% of Net Assets
Federal Realty Investment Trust[c]	228,841	$17,838,156	0.88%
Health Care REIT Inc.	345,685	15,600,764	0.77
Hospitality Properties Trust	365,638	12,439,005	0.62
Macerich Co. (The)	281,755	19,798,924	0.98
Nationwide Health Properties Inc.	370,888	12,517,470	0.62
Regency Centers Corp.	271,039	17,552,486	0.87
UDR Inc.	519,379	12,735,173	0.63
Other securities[a]		73,726,401	3.65

		227,516,263	11.26

RETAIL
Other securities[a]		67,620,810	3.35

		67,620,810	3.35

SAVINGS & LOANS
New York Community Bancorp Inc.	1,265,340	23,054,495	1.14
Other securities[a]		21,968,986	1.09

		45,023,481	2.23

SEMICONDUCTORS
Intersil Corp. Class A	493,630	12,671,482	0.63
Other securities[a]		48,543,140	2.40

		61,214,622	3.03

SOFTWARE
Activision Inc.[b]	480,724	13,128,572	0.65
Other securities[a]		25,218,579	1.25

		38,347,151	1.90

TELECOMMUNICATIONS
Telephone and Data Systems Inc.	414,490	16,277,022	0.81
Other securities[a]		36,272,730	1.79

		52,549,752	2.60

TEXTILES
Other securities[a]		7,723,425	0.38

		7,723,425	0.38

TRANSPORTATION
Other securities[a]		34,361,224	1.70

		34,361,224	1.70

32	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
TRUCKING & LEASING
Other securities[a]		$7,273,271	0.36%

		7,273,271	0.36

WATER
Other securities[a]		5,851,961	0.29

		5,851,961	0.29

TOTAL COMMON STOCKS (Cost: $2,220,978,775)		2,025,447,050	100.21

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.18%[d,e]	2,283,556	2,283,556	0.11
BGI Cash Premier Fund LLC 3.22%[d,e,f]	166,454,646	166,454,646	8.24

		168,738,202	8.35

TOTAL SHORT-TERM INVESTMENTS
(Cost: $168,738,202)		168,738,202	8.35

TOTAL INVESTMENTS IN SECURITIES (Cost: $2,389,716,977)		2,194,185,252	108.56

SHORT POSITIONS[g]

COMMON STOCKS
Hillenbrand Inc.	(240,458)	(5,314,122)	(0.26)
Hill-Rom Holdings Inc.	(114,335)	(2,971,566)	(0.15)

		(8,285,688)	(0.41)

TOTAL SHORT POSITIONS (Proceeds: $8,282,049)		(8,285,688)	(0.41)

Other Assets, Less Liabilities		(164,775,980)	(8.15)

NET ASSETS – 100.00%		$2,021,123,584	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2008.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See
Note 5.
[g]	See Note 1.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments

iSHARES® S&P SMALLCAP 600 INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$7,777,115	0.19%

		7,777,115	0.19

AEROSPACE & DEFENSE
Curtiss-Wright Corp.	372,221	15,439,727	0.38
Moog Inc. Class Ab	354,597	14,967,539	0.37
Teledyne Technologies Inc.[b,c]	293,981	13,817,107	0.34
Other securities[a]		51,363,156	1.29

		95,587,529	2.38

AGRICULTURE
Other securities[a]		11,206,724	0.28

		11,206,724	0.28

AIRLINES
Other securities[a]		11,984,890	0.30

		11,984,890	0.30

APPAREL
Other securities[a]		82,525,293	2.05

		82,525,293	2.05

AUTO MANUFACTURERS
Other securities[a]		2,302,690	0.06

		2,302,690	0.06

AUTO PARTS & EQUIPMENT
Other securities[a]		6,912,957	0.17

		6,912,957	0.17

BANKS
Susquehanna Bancshares Inc.	715,454	14,573,798	0.36
Other securities[a]		232,194,214	5.78

		246,768,012	6.14

BEVERAGES
Other securities[a]		6,490,186	0.16

		6,490,186	0.16

BIOTECHNOLOGY
Other securities[a]		50,302,936	1.25

		50,302,936	1.25

Security	Shares	Value	% of Net Assets
BUILDING MATERIALS
Lennox International Inc.	504,084	$18,131,901	0.45%
Texas Industries Inc.[c]	227,665	13,684,943	0.34
Other securities[a]		24,915,493	0.62

		56,732,337	1.41

CHEMICALS
Other securities[a]		61,808,331	1.54

		61,808,331	1.54

COAL
Massey Energy Co.	669,938	24,452,737	0.61
Other securities[a]		10,389,623	0.26

		34,842,360	0.87

COMMERCIAL SERVICES
Watson Wyatt Worldwide Inc.	352,221	19,988,542	0.50
Other securities[a]		182,951,679	4.55

		202,940,221	5.05

COMPUTERS
FactSet Research Systems Inc.	353,283	19,031,355	0.47
MICROS Systems Inc.[b]	682,388	22,969,180	0.57
Other securities[a]		57,916,162	1.45

		99,916,697	2.49

COSMETICS & PERSONAL CARE
Other securities[a]		10,581,893	0.26

		10,581,893	0.26

DISTRIBUTION & WHOLESALE
LKQ Corp.[b]	951,587	21,382,160	0.53
Other securities[a]		50,088,213	1.25

		71,470,373	1.78

DIVERSIFIED FINANCIAL SERVICES
Investment Technology Group Inc.[b]	363,453	16,784,260	0.42
Other securities[a]		32,820,782	0.81

		49,605,042	1.23

ELECTRIC
Other securities[a]		55,404,618	1.38

		55,404,618	1.38

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		30,879,258	0.77

		30,879,258	0.77

34	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
ELECTRONICS
Brady Corp. Class A	452,178	$15,116,311	0.38%
FLIR Systems Inc.[b,c]	1,142,303	34,371,897	0.86
Itron Inc.[b,c]	255,296	23,035,358	0.57
Trimble Navigation Ltd.[b,c]	1,008,419	28,830,699	0.72
Other securities[a]		139,040,127	3.45

		240,394,392	5.98

ENERGY - ALTERNATE SOURCES
Other securities[a]		4,613,585	0.12

		4,613,585	0.12

ENGINEERING & CONSTRUCTION
Shaw Group Inc. (The)[b,c]	680,156	32,062,554	0.80
Other securities[a]		15,234,196	0.38

		47,296,750	1.18

ENTERTAINMENT
Other securities[a]		7,953,782	0.20

		7,953,782	0.20

ENVIRONMENTAL CONTROL
Waste Connections Inc.[b]	558,218	17,159,621	0.42
Other securities[a]		9,547,609	0.24

		26,707,230	0.66

FOOD
Flowers Foods Inc.	651,321	16,120,195	0.40
Other securities[a]		70,476,427	1.76

		86,596,622	2.16

FOREST PRODUCTS & PAPER
Other securities[a]		26,529,984	0.66

		26,529,984	0.66

GAS
Atmos Energy Corp.	748,760	19,093,380	0.47
Piedmont Natural Gas Co.	611,033	16,045,727	0.40
Southern Union Co.	1,030,176	23,972,196	0.60
UGI Corp.	888,561	22,142,940	0.55
Other securities[a]		45,507,136	1.13

		126,761,379	3.15

HAND & MACHINE TOOLS
Other securities[a]		20,279,844	0.50

		20,279,844	0.50

Security	Shares	Value	% of Net Assets
HEALTH CARE - PRODUCTS
IDEXX Laboratories Inc.[b]	507,321	$24,990,632	0.62%
Other securities[a]		145,074,628	3.61

		170,065,260	4.23

HEALTH CARE - SERVICES
Pediatrix Medical Group Inc.[b]	403,837	27,218,614	0.68
Other securities[a]		79,600,511	1.98

		106,819,125	2.66

HOME BUILDERS
Other securities[a]		25,571,994	0.64

		25,571,994	0.64

HOME FURNISHINGS
Other securities[a]		16,233,521	0.40

		16,233,521	0.40

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		23,410,823	0.58

		23,410,823	0.58

HOUSEWARES
Other securities[a]		17,001,384	0.42

		17,001,384	0.42

INSURANCE
Philadelphia Consolidated Holding Corp.[b]	486,052	15,650,874	0.39
ProAssurance Corp.[b,c]	268,067	14,430,047	0.36
Other securities[a]		90,769,572	2.26

		120,850,493	3.01

INTERNET
Other securities[a]		63,472,536	1.58

		63,472,536	1.58

IRON & STEEL
Other securities[a]		3,727,418	0.09

		3,727,418	0.09

LEISURE TIME
Other securities[a]		26,549,370	0.66

		26,549,370	0.66

LODGING
Other securities[a]		5,465,247	0.14

		5,465,247	0.14

SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
MACHINERY
Gardner Denver Inc.[b]	441,881	$16,393,785	0.41%
Other securities[a]		65,707,638	1.63

		82,101,423	2.04

MANUFACTURING
Acuity Brands Inc.	351,652	15,103,453	0.37
CLARCOR Inc.	427,671	15,203,704	0.38
Other securities[a]		41,049,431	1.03

		71,356,588	1.78

MEDIA
Other securities[a]		3,773,350	0.09

		3,773,350	0.09

METAL FABRICATE & HARDWARE
Quanex Corp.	310,452	16,062,786	0.40
Other securities[a]		36,447,440	0.91

		52,510,226	1.31

MINING
Century Aluminum Co.[b]	242,358	16,053,794	0.40
Other securities[a]		18,854,054	0.47

		34,907,848	0.87

OFFICE FURNISHINGS
Other securities[a]		6,548,143	0.16

		6,548,143	0.16

OIL & GAS
Atwood Oceanics Inc.[b]	229,730	21,070,836	0.53
Cabot Oil & Gas Corp.	813,677	41,367,339	1.03
Penn Virginia Corp.	346,547	15,279,257	0.38
St. Mary Land & Exploration Co.	524,547	20,195,060	0.50
Unit Corp.[b]	392,373	22,227,930	0.55
Other securities[a]		45,092,464	1.12

		165,232,886	4.11

OIL & GAS SERVICES
Helix Energy Solutions Group Inc.[b]	763,012	24,034,878	0.60
Oceaneering International Inc.[b]	458,415	28,880,145	0.72
SEACOR Holdings Inc.[b]	187,995	16,047,253	0.40

Security	Shares	Value	% of Net Assets
W-H Energy Services Inc.[b,c]	256,799	$17,680,611	0.44%
Other securities[a]		73,958,012	1.84

		160,600,899	4.00

PACKAGING & CONTAINERS
Other securities[a]		809,586	0.02

		809,586	0.02

PHARMACEUTICALS
Other securities[a]		51,359,131	1.28

		51,359,131	1.28

REAL ESTATE
Other securities[a]		7,384,395	0.18

		7,384,395	0.18

REAL ESTATE INVESTMENT TRUSTS
Essex Property Trust Inc.[c]	212,406	24,210,036	0.60
Senior Housing Properties Trust[c]	789,904	18,720,725	0.47
Other securities[a]		185,762,172	4.62

		228,692,933	5.69

RETAIL
Other securities[a]		258,466,898	6.43

		258,466,898	6.43

SAVINGS & LOANS
Other securities[a]		26,758,407	0.67

		26,758,407	0.67

SEMICONDUCTORS
Microsemi Corp.[b,c]	650,900	14,840,520	0.37
Varian Semiconductor Equipment Associates Inc.[b,c]	631,709	17,782,608	0.44
Other securities[a]		91,916,257	2.29

		124,539,385	3.10

SOFTWARE
ANSYS Inc.[b]	652,003	22,507,144	0.56
Take-Two Interactive Software Inc.[b]	639,802	16,327,747	0.41
Other securities[a]		121,294,554	3.02

		160,129,445	3.99

36	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
STORAGE & WAREHOUSING
Other securities[a]		$5,477,852	0.14%

		5,477,852	0.14

TELECOMMUNICATIONS
Anixter International Inc.[b,c]	251,382	16,098,503	0.40
Other securities[a]		58,867,719	1.47

		74,966,222	1.87

TEXTILES
Other securities[a]		11,768,484	0.29

		11,768,484	0.29

TOYS, GAMES & HOBBIES
Other securities[a]		9,706,742	0.24

		9,706,742	0.24

TRANSPORTATION
Kirby Corp.[b]	447,173	25,488,861	0.63
Landstar System Inc.	437,057	22,796,893	0.57
Other securities[a]		58,301,517	1.45

		106,587,271	2.65

WATER
Other securities[a]		5,155,848	0.13

		5,155,848	0.13

TOTAL COMMON STOCKS (Cost: $5,065,815,457)		4,011,174,163	99.82

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BGI Cash Premier Fund LLC 3.22%[d,e,f]	611,906,907	611,906,907	15.23

		611,906,907	15.23

TOTAL SHORT-TERM INVESTMENTS
(Cost: $611,906,907)		611,906,907	15.23

TOTAL INVESTMENTS IN SECURITIES
(Cost: $5,677,722,364)		4,623,081,070	115.05

Other Assets, Less Liabilities		(604,903,053)	(15.05)

NET ASSETS		$4,018,178,017	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2008.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See
Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$4,862,321	0.40%

		4,862,321	0.40

AEROSPACE & DEFENSE
Curtiss-Wright Corp.	232,712	9,652,894	0.79
Orbital Sciences Corp.[b]	304,098	7,328,762	0.60
Teledyne Technologies Inc.[b]	183,797	8,638,459	0.71
Other securities[a]		16,310,139	1.34

		41,930,254	3.44

AGRICULTURE
Other securities[a]		1,887,404	0.15

		1,887,404	0.15

AIRLINES
Other securities[a]		3,935,987	0.32

		3,935,987	0.32

APPAREL
Crocs Inc.[b,c]	429,056	7,495,608	0.61
Deckers Outdoor Corp.[b,c]	67,691	7,298,444	0.60
Other securities[a]		22,032,288	1.81

		36,826,340	3.02

AUTO PARTS & EQUIPMENT
Other securities[a]		558,140	0.05

		558,140	0.05

BANKS
Other securities[a]		29,509,725	2.42

		29,509,725	2.42

BEVERAGES
Other securities[a]		3,261,868	0.27

		3,261,868	0.27

BIOTECHNOLOGY
LifeCell Corp.[b]	160,119	6,729,802	0.55
Other securities[a]		15,561,652	1.28

		22,291,454	1.83

BUILDING MATERIALS
Other securities[a]		10,857,519	0.89

		10,857,519	0.89

Security	Shares	Value	% of Net Assets
CHEMICALS
Other securities[a]		$6,316,087	0.52%

		6,316,087	0.52

COAL
Other securities[a]		3,963,329	0.32

		3,963,329	0.32

COMMERCIAL SERVICES
Arbitron Inc.[c]	147,363	6,360,187	0.52
Watson Wyatt Worldwide Inc.	143,151	8,123,819	0.67
Other securities[a]		55,029,326	4.51

		69,513,332	5.70

COMPUTERS
CACI International Inc. Class Ab	156,573	7,131,900	0.58
FactSet Research Systems Inc.	220,872	11,898,375	0.98
MICROS Systems Inc.[b]	426,627	14,360,265	1.18
Other securities[a]		16,846,824	1.38

		50,237,364	4.12

COSMETICS & PERSONAL CARE
Chattem Inc.[b,c]	99,726	6,615,823	0.54

		6,615,823	0.54

DISTRIBUTION & WHOLESALE
LKQ Corp.[b]	594,930	13,368,077	1.10
Other securities[a]		11,819,132	0.97

		25,187,209	2.07

DIVERSIFIED FINANCIAL SERVICES
Investment Technology Group Inc.[b]	138,632	6,402,026	0.53
Other securities[a]		12,218,037	1.00

		18,620,063	1.53

ELECTRIC
Other securities[a]		1,809,740	0.15

		1,809,740	0.15

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		3,649,209	0.30

		3,649,209	0.30

38	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
ELECTRONICS
Dionex Corp.[b]	96,637	$7,440,083	0.61%
FLIR Systems Inc.[b,c]	714,162	21,489,135	1.76
Itron Inc.[b,c]	95,778	8,642,049	0.71
Trimble Navigation Ltd.[b,c]	630,459	18,024,823	1.48
Other securities[a]		30,403,431	2.49

		85,999,521	7.05

ENERGY - ALTERNATE SOURCES
Other securities[a]		2,884,482	0.24

		2,884,482	0.24

ENGINEERING & CONSTRUCTION
Shaw Group Inc. (The)[b]	195,664	9,223,601	0.76

		9,223,601	0.76

ENTERTAINMENT
Other securities[a]		980,446	0.08

		980,446	0.08

ENVIRONMENTAL CONTROL
Waste Connections Inc.[b]	348,997	10,728,168	0.88
Other securities[a]		2,266,574	0.19

		12,994,742	1.07

FOOD
Flowers Foods Inc.	289,146	7,156,363	0.59
Other securities[a]		15,056,138	1.23

		22,212,501	1.82

FOREST PRODUCTS & PAPER
Other securities[a]		3,055,925	0.25

		3,055,925	0.25

HAND & MACHINE TOOLS
Other securities[a]		2,280,460	0.19

		2,280,460	0.19

HEALTH CARE - PRODUCTS
Cooper Companies Inc. (The)	234,132	8,061,165	0.66
Haemonetics Corp.[b]	133,246	7,938,797	0.65
IDEXX Laboratories Inc.[b]	317,175	15,624,040	1.28
Immucor Inc.[b]	364,153	7,771,025	0.64
Other securities[a]		41,615,642	3.41

		81,010,669	6.64

Security	Shares	Value	% of Net Assets
HEALTH CARE - SERVICES
Healthways Inc.[b]	186,834	$6,602,714	0.54%
Pediatrix Medical Group Inc.[b]	252,477	17,016,950	1.39
Other securities[a]		24,730,268	2.04

		48,349,932	3.97

HOME BUILDERS
Other securities[a]		6,000,332	0.49

		6,000,332	0.49

HOME FURNISHINGS
Other securities[a]		1,025,657	0.08

		1,025,657	0.08

HOUSEHOLD PRODUCTS & WARES
Fossil Inc.[b,c]	240,102	7,332,715	0.60
Other securities[a]		1,442,385	0.12

		8,775,100	0.72

HOUSEWARES
Toro Co. (The)	194,969	8,069,767	0.66

		8,069,767	0.66

INSURANCE
Philadelphia Consolidated Holding Corp.[b]	303,879	9,784,904	0.80
Zenith National Insurance Corp.	193,126	6,925,498	0.57
Other securities[a]		23,641,260	1.94

		40,351,662	3.31

INTERNET
Other securities[a]		30,427,307	2.50

		30,427,307	2.50

LEISURE TIME
Polaris Industries Inc.[c]	174,986	7,176,176	0.59
WMS Industries Inc.[b]	216,047	7,771,211	0.63
Other securities[a]		338,369	0.03

		15,285,756	1.25

LODGING
Other securities[a]		1,303,934	0.11

		1,303,934	0.11

MACHINERY
Other securities[a]		17,725,203	1.45

		17,725,203	1.45

SCHEDULES OF INVESTMENTS	39

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
MANUFACTURING
Other securities[a]		$12,764,176	1.05%

		12,764,176	1.05

MEDIA
Other securities[a]		600,274	0.05

		600,274	0.05

METAL FABRICATE & HARDWARE
Quanex Corp.	194,094	10,042,424	0.82
Other securities[a]		6,894,659	0.57

		16,937,083	1.39

MINING
Other securities[a]		10,931,475	0.90

		10,931,475	0.90

OFFICE FURNISHINGS
Other securities[a]		1,244,085	0.10

		1,244,085	0.10

OIL & GAS
Atwood Oceanics Inc.[b]	70,391	6,456,262	0.53
Cabot Oil & Gas Corp.	508,707	25,862,664	2.12
Penn Virginia Corp.	216,661	9,552,583	0.78
St. Mary Land & Exploration Co.	327,945	12,625,882	1.04
Unit Corp.[b]	245,240	13,892,846	1.14
Other securities[a]		18,275,370	1.50

		86,665,607	7.11

OIL & GAS SERVICES
Dril-Quip Inc.[b]	142,105	6,603,619	0.54
Helix Energy Solutions Group Inc.[b]	477,033	15,026,539	1.23
Oceaneering International Inc.[b]	286,599	18,055,737	1.48
W-H Energy Services Inc.[b,c]	110,791	7,627,960	0.63
Other securities[a]		32,311,665	2.65

		79,625,520	6.53

PHARMACEUTICALS
Other securities[a]		21,103,934	1.73

		21,103,934	1.73

REAL ESTATE
Other securities[a]		2,266,785	0.19

		2,266,785	0.19

Security	Shares	Value	% of Net Assets
REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		$2,221,187	0.18%

		2,221,187	0.18

RETAIL
Panera Bread Co. Class Ab,c	156,764	6,566,844	0.54
Sonic Corp.[b,c]	316,476	6,975,131	0.57
Tractor Supply Co.[b]	169,928	6,715,555	0.55
Other securities[a]		59,378,084	4.87

		79,635,614	6.53

SEMICONDUCTORS
Other securities[a]		22,894,916	1.88

		22,894,916	1.88

SOFTWARE
ANSYS Inc.[b]	407,630	14,071,388	1.15
Concur Technologies Inc.[b,c]	229,334	7,120,821	0.58
Other securities[a]		46,946,138	3.86

		68,138,347	5.59

STORAGE & WAREHOUSING
Other securities[a]		1,881,817	0.15

		1,881,817	0.15

TELECOMMUNICATIONS
Other securities[a]		19,817,454	1.62

		19,817,454	1.62

TOYS, GAMES & HOBBIES
Other securities[a]		3,298,292	0.27

		3,298,292	0.27

TRANSPORTATION
Kirby Corp.[b]	167,760	9,562,320	0.78
Landstar System Inc.	273,246	14,252,511	1.17
Other securities[a]		24,005,724	1.97

		47,820,555	3.92

TOTAL COMMON STOCKS (Cost: $1,319,437,514)		1,217,637,286	99.87

40	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
BGI Cash Premier Fund LLC 3.22%,[d,e,f]	185,479,621	$185,479,621	15.21%

		185,479,621	15.21

TOTAL SHORT-TERM INVESTMENTS
(Cost: $185,479,621)		185,479,621	15.21

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,504,917,135)		1,403,116,907	115.08

Other Assets, Less Liabilities		(183,855,914)	(15.08)

NET ASSETS		$1,219,260,993	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2008.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	41

Summary Schedule of Investments

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
COMMON STOCKS

AEROSPACE & DEFENSE
Other securities[a]		$18,944,891	1.37%

		18,944,891	1.37

AGRICULTURE
Other securities[a]		5,464,239	0.40

		5,464,239	0.40

AIRLINES
Other securities[a]		3,828,320	0.28

		3,828,320	0.28

APPAREL
Other securities[a]		15,654,049	1.13

		15,654,049	1.13

AUTO MANUFACTURERS
Other securities[a]		1,519,652	0.11

		1,519,652	0.11

AUTO PARTS & EQUIPMENT
Other securities[a]		4,028,078	0.29

		4,028,078	0.29

BANKS
First Midwest Bancorp Inc.	270,341	7,507,370	0.54
National Penn Bancshares Inc.	441,334	8,027,865	0.58
Old National Bancorp	368,361	6,630,498	0.48
South Financial Group Inc. (The)	402,970	5,988,134	0.43
Susquehanna Bancshares Inc.	475,709	9,690,192	0.70
UMB Financial Corp.	144,510	5,953,812	0.43
Whitney Holding Corp.	360,959	8,948,174	0.65
Other securities[a]		80,514,468	5.84

		133,260,513	9.65

BEVERAGES
Other securities[a]		822,944	0.06

		822,944	0.06

BIOTECHNOLOGY
Other securities[a]		9,787,628	0.71

		9,787,628	0.71

Security	Shares	Value	% of Net Assets
BUILDING MATERIALS
Lennox International Inc.	337,314	$12,133,185	0.88%
Other securities[a]		14,249,007	1.03

		26,382,192	1.91

CHEMICALS
H.B. Fuller Co.	320,860	6,548,753	0.47
OM Group Inc.[b]	167,604	9,141,122	0.66
Other securities[a]		18,882,173	1.37

		34,572,048	2.50

COAL
Massey Energy Co.	445,135	16,247,426	1.18
Other securities[a]		2,705,801	0.19

		18,953,227	1.37

COMMERCIAL SERVICES
Other securities[a]		61,244,527	4.43

		61,244,527	4.43

COMPUTERS
Other securities[a]		13,217,251	0.96

		13,217,251	0.96

DISTRIBUTION & WHOLESALE
Owens & Minor Inc.	227,174	8,937,025	0.65
United Stationers Inc.[b,c]	130,486	6,224,182	0.45
Other securities[a]		6,395,041	0.46

		21,556,248	1.56

DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		13,339,514	0.97

		13,339,514	0.97

ELECTRIC
Cleco Corp.	333,874	7,405,325	0.54
Other securities[a]		27,650,415	2.00

		35,055,740	2.54

ELECTRICAL COMPONENTS & EQUIPMENT
Belden Inc.	246,000	8,688,720	0.63
Other securities[a]		7,979,756	0.58

		16,668,476	1.21

ELECTRONICS
Benchmark Electronics Inc.[b]	385,832	6,925,684	0.50
Itron Inc.[b,c]	68,103	6,144,934	0.44
Other securities[a]		55,761,660	4.04

		68,832,278	4.98

42	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
ENGINEERING & CONSTRUCTION
EMCOR Group Inc.[b]	360,950	$8,016,699	0.58%
Shaw Group Inc. (The)[b,c]	243,827	11,494,005	0.83
Other securities[a]		2,112,076	0.16

		21,622,780	1.57

ENTERTAINMENT
Other securities[a]		4,258,509	0.31

		4,258,509	0.31

ENVIRONMENTAL CONTROL
Other securities[a]		3,947,166	0.29

		3,947,166	0.29

FOOD
Performance Food Group Co.[b]	197,906	6,467,568	0.47
Other securities[a]		27,606,061	2.00

		34,073,629	2.47

FOREST PRODUCTS & PAPER
Other securities[a]		14,477,158	1.05

		14,477,158	1.05

GAS
Atmos Energy Corp.	499,224	12,730,212	0.92
New Jersey Resources Corp.	231,621	7,191,832	0.52
Northwest Natural Gas Co.	147,401	6,403,099	0.47
Piedmont Natural Gas Co.[c]	408,981	10,739,841	0.78
Southern Union Co.	684,603	15,930,712	1.15
Southwest Gas Corp.	237,209	6,632,364	0.48
UGI Corp.	593,389	14,787,254	1.07
Other securities[a]		10,068,761	0.73

		84,484,075	6.12

HAND & MACHINE TOOLS
Regal Beloit Corp.	174,969	6,409,114	0.47
Other securities[a]		4,716,684	0.34

		11,125,798	0.81

HEALTH CARE - PRODUCTS
Other securities[a]		27,071,771	1.96

		27,071,771	1.96

Security	Shares	Value	% of Net Assets
HEALTH CARE - SERVICES
Other securities[a]		$19,619,801	1.42%

		19,619,801	1.42

HOME BUILDERS
Other securities[a]		10,668,319	0.77

		10,668,319	0.77

HOME FURNISHINGS
Other securities[a]		9,752,041	0.71

		9,752,041	0.71

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		6,271,824	0.45

		6,271,824	0.45

HOUSEWARES
Other securities[a]		2,746,928	0.20

		2,746,928	0.20

INSURANCE
Selective Insurance Group Inc.	295,728	7,061,985	0.51
Other securities[a]		30,973,478	2.24

		38,035,463	2.75

INTERNET
Other securities[a]		9,805,880	0.71

		9,805,880	0.71

IRON & STEEL
Other securities[a]		2,504,688	0.18

		2,504,688	0.18

LEISURE TIME
Other securities[a]		1,354,993	0.10

		1,354,993	0.10

LODGING
Other securities[a]		2,296,320	0.17

		2,296,320	0.17

MACHINERY
Applied Industrial Technologies Inc.	202,435	6,050,782	0.44
Other securities[a]		29,864,268	2.16

		35,915,050	2.60

MANUFACTURING
Acuity Brands Inc.	235,021	10,094,152	0.73
Other securities[a]		23,807,521	1.72

		33,901,673	2.45

SCHEDULES OF INVESTMENTS	43

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
MEDIA
Other securities[a]		$1,892,551	0.14%

		1,892,551	0.14

METAL FABRICATE & HARDWARE
Other securities[a]		17,008,114	1.23

		17,008,114	1.23

MINING
Century Aluminum Co.[b]	108,828	7,208,767	0.52
Other securities[a]		4,462,965	0.33

		11,671,732	0.85

OFFICE FURNISHINGS
Other securities[a]		2,947,985	0.21

		2,947,985	0.21

OIL & GAS
Atwood Oceanics Inc.[b]	78,525	7,202,313	0.52
Other securities[a]		10,532,954	0.76

		17,735,267	1.28

OIL & GAS SERVICES
Other securities[a]		22,156,339	1.60

		22,156,339	1.60

PACKAGING & CONTAINERS
Other securities[a]		533,318	0.04

		533,318	0.04

PHARMACEUTICALS
Alpharma Inc. Class Ab	242,854	6,365,203	0.46
Other securities[a]		5,354,786	0.39

		11,719,989	0.85

REAL ESTATE
Other securities[a]		2,504,202	0.18

		2,504,202	0.18

REAL ESTATE INVESTMENT TRUSTS
BioMed Realty Trust Inc.	364,219	8,701,192	0.63
Colonial Properties Trust	261,701	6,293,909	0.46
DiamondRock Hospitality Co.	527,071	6,677,990	0.48
EastGroup Properties Inc.	132,476	6,154,835	0.45
Entertainment Properties Trust	168,110	8,292,866	0.60
Essex Property Trust Inc.	141,140	16,087,137	1.16
Home Properties Inc.[c]	181,846	8,726,790	0.63

Security	Shares	Value	% of Net Assets
Kilroy Realty Corp.	182,292	$8,952,360	0.65%
Mid-America Apartment Communities Inc.[c]	142,311	7,092,780	0.51
National Retail Properties Inc.	399,967	8,819,272	0.64
Senior Housing Properties Trust[c]	524,487	12,430,342	0.90
Tanger Factory Outlet Centers Inc.	174,235	6,702,820	0.49
Other securities[a]		45,053,719	3.26

		149,986,012	10.86

RETAIL
Longs Drug Stores Corp.	176,286	7,485,104	0.54
Other securities[a]		79,914,050	5.79

		87,399,154	6.33

SAVINGS & LOANS
Other securities[a]		17,840,033	1.29

		17,840,033	1.29

SEMICONDUCTORS
Varian Semiconductor Equipment Associates Inc.[b]	245,608	6,913,865	0.50
Other securities[a]		51,610,300	3.74

		58,524,165	4.24

SOFTWARE
Other securities[a]		33,887,795	2.45

		33,887,795	2.45

STORAGE & WAREHOUSING
Other securities[a]		1,618,553	0.12

		1,618,553	0.12

TELECOMMUNICATIONS
Anixter International Inc.[b]	99,456	6,369,162	0.46
Other securities[a]		22,533,972	1.63

		28,903,134	2.09

TEXTILES
Other securities[a]		7,883,974	0.57

		7,883,974	0.57

TOYS, GAMES & HOBBIES
Other securities[a]		2,970,051	0.21

		2,970,051	0.21

44	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
TRANSPORTATION
Kirby Corp.[b]	118,992	$6,782,544	0.49%
Other securities[a]		13,346,802	0.97

		20,129,346	1.46

WATER
Other securities[a]		3,452,832	0.25

		3,452,832	0.25

TOTAL COMMON STOCKS (Cost: $1,577,528,014)		1,377,830,227	99.77

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.18%[d,e]	826,564	826,564	0.06
BGI Cash Premier Fund LLC 3.22%[d,e,f]	131,187,556	131,187,556	9.50

		132,014,120	9.56

TOTAL SHORT-TERM INVESTMENTS
(Cost: $132,014,120)		132,014,120	9.56

TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,709,542,134)		1,509,844,347	109.33

Other Assets, Less Liabilities		(128,892,630)	(9.33)

NET ASSETS		$1,380,951,717	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2008.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See
Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	45

Summary Schedule of Investments

iSHARES® S&P 1500 INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$406,371	0.19%

		406,371	0.19

AEROSPACE & DEFENSE
Boeing Co. (The)	12,817	953,200	0.44
United Technologies Corp.	16,436	1,131,126	0.52
Other securities[a]		2,867,768	1.31

		4,952,094	2.27

AGRICULTURE
Monsanto Co.	9,149	1,020,113	0.47
Philip Morris International Inc.	35,202	1,780,517	0.82
Other securities[a]		1,580,280	0.72

		4,380,910	2.01

AIRLINES
Other securities[a]		215,758	0.10

		215,758	0.10

APPAREL
Other securities[a]		1,161,650	0.53

		1,161,650	0.53

AUTO MANUFACTURERS
Other securities[a]		714,657	0.33

		714,657	0.33

AUTO PARTS & EQUIPMENT
Other securities[a]		592,864	0.27

		592,864	0.27

BANKS
Bank of America Corp.	74,057	2,807,501	1.29
U.S. Bancorp	28,802	932,033	0.43
Wachovia Corp.	33,073	892,971	0.41
Wells Fargo & Co.	55,149	1,604,836	0.74
Other securities[a]		4,721,436	2.16

		10,958,777	5.03

BEVERAGES
Coca-Cola Co. (The)	33,343	2,029,588	0.93
PepsiCo Inc.	26,820	1,936,404	0.89
Other securities[a]		1,109,572	0.51

		5,075,564	2.33

Security	Shares	Value	% of Net Assets
BIOTECHNOLOGY
Other securities[a]		$2,311,351	1.06%

		2,311,351	1.06

BUILDING MATERIALS
Other securities[a]		443,887	0.20

		443,887	0.20

CHEMICALS
Other securities[a]		3,652,697	1.68

		3,652,697	1.68

COAL
Other securities[a]		615,986	0.28

		615,986	0.28

COMMERCIAL SERVICES
Other securities[a]		2,387,857	1.10

		2,387,857	1.10

COMPUTERS
Apple Inc.[b]	14,663	2,104,140	0.97
Hewlett-Packard Co.	41,235	1,882,790	0.87
International Business Machines Corp.	23,098	2,659,504	1.22
Other securities[a]		2,933,423	1.34

		9,579,857	4.40

COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	51,430	3,603,700	1.66
Other securities[a]		1,097,826	0.50

		4,701,526	2.16

DISTRIBUTION & WHOLESALE
Other securities[a]		512,224	0.24

		512,224	0.24

DIVERSIFIED FINANCIAL SERVICES
American Express Co.	19,379	847,250	0.39
Citigroup Inc.	86,850	1,860,327	0.85
Goldman Sachs Group Inc. (The)	6,627	1,096,040	0.50
JPMorgan Chase & Co.	56,669	2,433,934	1.12
Morgan Stanley	18,413	841,474	0.39
Other securities[a]		4,547,627	2.09

		11,626,652	5.34

46	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P 1500 INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
ELECTRIC
Exelon Corp.	11,024	$895,920	0.41%
Other securities[a]		6,498,661	2.99

		7,394,581	3.40

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		991,896	0.46

		991,896	0.46

ELECTRONICS
Other securities[a]		2,030,938	0.93

		2,030,938	0.93

ENERGY - ALTERNATE SOURCES
Other securities[a]		8,415	0.00

		8,415	0.00

ENGINEERING & CONSTRUCTION
Other securities[a]		602,297	0.28

		602,297	0.28

ENTERTAINMENT
Other securities[a]		284,101	0.13

		284,101	0.13

ENVIRONMENTAL CONTROL
Other securities[a]		563,281	0.26

		563,281	0.26

FOOD
Other securities[a]		4,010,659	1.84

		4,010,659	1.84

FOREST PRODUCTS & PAPER
Other securities[a]		800,383	0.37

		800,383	0.37

GAS
Other securities[a]		763,687	0.35

		763,687	0.35

HAND & MACHINE TOOLS
Other securities[a]		308,059	0.14

		308,059	0.14

HEALTH CARE - PRODUCTS
Johnson & Johnson	47,344	3,071,205	1.41
Medtronic Inc.	18,813	909,985	0.42
Other securities[a]		3,996,053	1.83

		7,977,243	3.66

Security	Shares	Value	% of Net Assets
HEALTH CARE - SERVICES
Other securities[a]		$2,616,734	1.20%

		2,616,734	1.20

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		128,063	0.06

		128,063	0.06

HOME BUILDERS
Other securities[a]		463,977	0.21

		463,977	0.21

HOME FURNISHINGS
Other securities[a]		203,701	0.09

		203,701	0.09

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		1,044,560	0.48

		1,044,560	0.48

HOUSEWARES
Other securities[a]		142,488	0.07

		142,488	0.07

INSURANCE
American International Group Inc.	42,238	1,826,794	0.84
Other securities[a]		7,153,058	3.29

		8,979,852	4.13

INTERNET
Google Inc. Class Ab	3,869	1,704,178	0.78
Other securities[a]		2,464,897	1.14

		4,169,075	1.92

INVESTMENT COMPANIES
Other securities[a]		142,201	0.07

		142,201	0.07

IRON & STEEL
Other securities[a]		1,016,791	0.47

		1,016,791	0.47

LEISURE TIME
Other securities[a]		561,553	0.26

		561,553	0.26

LODGING
Other securities[a]		437,191	0.20

		437,191	0.20

SCHEDULES OF INVESTMENTS	47

Summary Schedule of Investments (Continued)

iSHARES® S&P 1500 INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
MACHINERY
Other securities[a]		$2,553,953	1.17%

		2,553,953	1.17

MANUFACTURING
General Electric Co.	166,803	6,173,379	2.84
3M Co.	11,866	939,194	0.43
Other securities[a]		3,926,584	1.80

		11,039,157	5.07

MEDIA
Comcast Corp. Class A	50,454	975,780	0.45
Time Warner Inc.	60,046	841,845	0.39
Walt Disney Co. (The)	31,549	990,008	0.45
Other securities[a]		2,532,778	1.16

		5,340,411	2.45

METAL FABRICATE & HARDWARE
Other securities[a]		465,359	0.21

		465,359	0.21

MINING
Other securities[a]		1,656,979	0.76

		1,656,979	0.76

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		355,845	0.16

		355,845	0.16

OFFICE FURNISHINGS
Other securities[a]		60,495	0.03

		60,495	0.03

OIL & GAS
Chevron Corp.	34,713	2,963,102	1.36
ConocoPhillips	26,117	1,990,377	0.91
Exxon Mobil Corp.	89,360	7,558,068	3.47
Occidental Petroleum Corp.	13,754	1,006,380	0.46
Other securities[a]		8,329,376	3.84

		21,847,303	10.04

OIL & GAS SERVICES
Schlumberger Ltd.	19,979	1,738,173	0.80
Other securities[a]		2,922,101	1.34

		4,660,274	2.14

PACKAGING & CONTAINERS
Other securities[a]		327,028	0.15

		327,028	0.15

Security	Shares	Value	% of Net Assets
PHARMACEUTICALS
Abbott Laboratories	25,745	$1,419,837	0.65%
Eli Lilly and Co.	16,462	849,275	0.39
Merck & Co. Inc.	36,267	1,376,333	0.63
Pfizer Inc.	113,047	2,366,074	1.09
Wyeth	22,355	933,545	0.43
Other securities[a]		4,285,577	1.97

		11,230,641	5.16

PIPELINES
Other securities[a]		1,187,216	0.55

		1,187,216	0.55

REAL ESTATE
Other securities[a]		125,249	0.06

		125,249	0.06

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		3,621,223	1.66

		3,621,223	1.66

RETAIL
CVS Caremark Corp.	23,995	972,037	0.45
McDonald’s Corp.	19,292	1,075,915	0.49
Wal-Mart Stores Inc.	39,389	2,075,013	0.95
Other securities[a]		7,907,392	3.64

		12,030,357	5.53

SAVINGS & LOANS
Other securities[a]		608,482	0.28

		608,482	0.28

SEMICONDUCTORS
Intel Corp.	96,794	2,050,097	0.94
Other securities[a]		3,398,947	1.56

		5,449,044	2.50

SOFTWARE
Microsoft Corp.	133,747	3,795,740	1.74
Oracle Corp.[b]	65,962	1,290,217	0.59
Other securities[a]		3,133,818	1.45

		8,219,775	3.78

STORAGE & WAREHOUSING
Other securities[a]		9,975	0.00

		9,975	0.00

48	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P 1500 INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
TELECOMMUNICATIONS
AT&T Inc.	100,862	$3,863,015	1.77%
Cisco Systems Inc.[b]	99,662	2,400,858	1.10
QUALCOMM Inc.	27,011	1,107,451	0.51
Verizon Communications Inc.	47,996	1,749,454	0.80
Other securities[a]		2,593,537	1.20

		11,714,315	5.38

TEXTILES
Other securities[a]		152,205	0.07

		152,205	0.07

TOYS, GAMES & HOBBIES
Other securities[a]		210,033	0.10

		210,033	0.10

TRANSPORTATION
United Parcel Service Inc. Class B	17,319	1,264,633	0.58
Other securities[a]		3,028,036	1.39

		4,292,669	1.97

TRUCKING & LEASING
Other securities[a]		33,014	0.02

		33,014	0.02

WATER
Other securities[a]		48,858	0.02

		48,858	0.02

TOTAL COMMON STOCKS (Cost: $235,409,719)		217,172,268	99.76

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.18%[c,d]	235,485	235,485	0.11

Security	Shares	Value	% of Net Assets
BGI Cash Premier Fund LLC 3.22%[c,d,e]	1,507,378	$1,507,378	0.69%

		1,742,863	0.80

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,742,863)		1,742,863	0.80

TOTAL INVESTMENTS IN SECURITIES
(Cost: $237,152,582)		218,915,131	100.56

Other Assets, Less Liabilities		(1,221,933)	(0.56)

NET ASSETS		$217,693,198	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2008.

[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See
Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	49

Schedule of Investments

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

March 31, 2008

Security	Shares	Value
PREFERRED STOCKS – 98.84%

AUTO MANUFACTURERS – 8.01%
Ford Motor Co. Capital Trust II, 6.50%	467,856	$13,717,538

		13,717,538

BANKS – 31.87%
BAC Capital Trust II, 7.00%	273,051	6,613,295
BAC Capital Trust X, 6.25%	273,537	6,105,346
Banco Santander Central Hispano SA, 6.41%	130,734	3,063,098
Bank of America Corp., 5.91%	106,920	1,851,854
Barclays Bank PLC, 6.63%[a]	145,800	3,459,834
KeyCorp Capital IX, 6.75%	29,160	582,908
National City Capital Trust II, 6.63%	243,810	4,120,389
Royal Bank of Scotland Group PLC ADR, 6.40%	98,091	2,221,761
Royal Bank of Scotland Group PLC Series L, 5.75%	97,200	1,914,840
Royal Bank of Scotland Group PLC Series N, 6.35%	216,023	4,769,788
UBS Preferred Funding Trust IV Series D, 5.79%	63,427	1,028,786
USB Capital VIII, 6.35%	19,440	418,154
USB Capital XI, 6.60%	232,713	5,303,529
USB Capital XII, 6.30%	29,160	624,316
Wachovia Capital Trust IV, 6.38%	62,714	1,338,944
Wachovia Corp., 7.25%	117,339	2,778,587
Wells Fargo Capital IV, 7.00%	288,522	6,944,725
Wells Fargo Capital IX, 5.63%	67,483	1,453,584

		54,593,738

CHEMICALS – 1.85%
Celanese Corp., 4.25%	62,755	3,176,031

		3,176,031

DIVERSIFIED FINANCIAL SERVICES – 34.28%
ABN AMRO Capital Funding Trust V, 5.90%	251,100	4,986,846
ABN AMRO Capital Funding Trust VII, 6.08%	324,000	6,570,720
CIT Group Inc., 6.35%	19,440	262,634
Citigroup Capital VIII, 6.95%	373,896	8,169,628
Citigroup Capital IX, 6.00%	185,328	3,656,521

Security	Shares	Value
Citigroup Capital XVI, 6.45%	87,480	$1,775,844
Countrywide Capital V, 7.00%	302,383	5,049,796
Countrywide Financial Corp., 6.75%	29,160	496,303
Deutsche Bank Capital Funding Trust VIII, 6.38%	211,005	4,874,215
Federal Home Loan Mortgage Corp., 5.57%	64,800	1,237,680
JP Morgan Chase Capital X, 7.00%	58,320	1,440,504
JP Morgan Chase Capital XI, 5.88%	297,270	6,548,858
Lehman Brothers Holdings Capital Trust III, 6.38%	16,200	288,360
Lehman Brothers Holdings Capital Trust V, 6.00%	54,017	951,239
Lehman Brothers Holdings Inc., 6.50%	56,060	1,030,383
Merrill Lynch & Co. Inc., 6.00%	87,480	1,235,218
Merrill Lynch & Co. Inc., 6.16%	296,055	4,109,243
Merrill Lynch Capital Trust I, 6.45%	58,320	1,161,151
Morgan Stanley Capital Trust III, 6.25%	156,573	3,173,735
Morgan Stanley Capital Trust IV, 6.25%	35,640	716,720
Morgan Stanley Capital Trust VI, 6.60%	46,244	994,246

		58,729,844

ELECTRIC – 0.33%
Virginia Power Capital Trust II, 7.38%	22,680	570,856

		570,856

ENTERTAINMENT – 0.29%
Six Flags Inc. PIERS, 7.25%	40,500	492,075

		492,075

INSURANCE – 7.24%
ACE Ltd., 7.80%	109,188	2,701,311
Lincoln National Corp., 6.75%	26,983	650,290
MetLife Inc., 5.99%	46,735	934,700
MetLife Inc., 6.50%	325,865	7,475,343
RenaissanceRe Holdings Ltd. Series C, 6.08%	16,200	306,990
RenaissanceRe Holdings Ltd. Series D, 6.60%	16,200	334,530

		12,403,164

50	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

March 31, 2008

Security	Shares	Value
MINING – 8.16%
Freeport-McMoRan Copper & Gold Inc., 6.75%	99,468	$13,970,281

		13,970,281

REAL ESTATE INVESTMENT TRUSTS – 5.19%
BioMed Realty Trust Inc., 7.38%	9,720	215,784
Capstead Mortgage Corp., 11.07%	52,596	657,450
Hospitality Properties Trust, 7.00%	17,820	347,490
HRPT Properties Trust Class D, 6.50%	21,617	391,268
Public Storage Series I, 7.25%	194,238	4,644,231
Public Storage Series K, 7.25%	85,455	2,024,429
Public Storage Series M, 6.63%	29,160	606,820

		8,887,472

TRANSPORTATION – 1.62%
Bristow Group Inc., 5.50%	41,316	2,775,196

		2,775,196

TOTAL PREFERRED STOCKS
(Cost: $183,413,935)		169,316,195

SHORT-TERM INVESTMENTS – 0.94%

MONEY MARKET FUNDS – 0.94%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.18%[a,b]	1,616,994	1,616,994

		1,616,994

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,616,994)		1,616,994

TOTAL INVESTMENTS IN SECURITIES – 99.78% (Cost: $185,030,929)		170,933,189

Other Assets, Less Liabilities – 0.22%		370,401

NET ASSETS – 100.00%		$171,303,590

ADR – American Depositary Receipts

PIERS – Preferred Income Equity Redeemable Shares

[a]	Affiliated issuer. See Note 2.
[b]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	51

Summary Schedule of Investments

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
COMMON STOCKS

BIOTECHNOLOGY
Affymetrix Inc.[a,b]	497,574	$8,662,763	0.64%
Alexion Pharmaceuticals Inc.[a,b]	318,246	18,871,988	1.40
Amgen Inc.[a]	2,752,441	114,996,985	8.55
Biogen Idec Inc.[a]	925,691	57,105,878	4.25
Celgene Corp.[a]	1,522,445	93,310,654	6.94
Exelixis Inc.[a,b]	1,110,863	7,720,498	0.57
Genzyme Corp.[a]	751,288	56,001,008	4.17
Illumina Inc.[a,b]	407,316	30,915,284	2.30
Incyte Corp.[a]	780,069	8,198,525	0.61
InterMune Inc.[a,b]	486,192	7,088,679	0.53
Invitrogen Corp.[a,b]	162,337	13,874,943	1.03
LifeCell Corp.[a,b]	248,059	10,425,920	0.78
Millennium Pharmaceuticals Inc.[a]	1,024,694	15,841,769	1.18
Myriad Genetics Inc.[a,b]	332,622	13,401,340	1.00
Nektar Therapeutics[a]	941,938	6,537,050	0.49
PDL BioPharma Inc.[a,b]	718,545	7,609,392	0.57
Qiagen NVa,b	928,283	19,308,286	1.44
Regeneron Pharmaceuticals Inc.[a]	910,269	17,468,062	1.30
Savient Pharmaceuticals Inc.[a,b]	405,069	8,101,380	0.60
Vertex Pharmaceuticals Inc.[a,b]	1,079,850	25,797,617	1.92
Other securities[c]		96,634,435	7.18

		637,872,456	47.45

COMMERCIAL SERVICES
Other securities[c]		3,744,522	0.28

		3,744,522	0.28

DISTRIBUTION & WHOLESALE
Other securities[c]		1,927,539	0.14

		1,927,539	0.14

ENERGY - ALTERNATE SOURCES
Other securities[c]		1,895,816	0.14

		1,895,816	0.14

Security	Shares	Value	% of Net Assets
HEALTH CARE - PRODUCTS
Gen-Probe Inc.[a]	299,012	$14,412,378	1.07%
Luminex Corp.[a]	299,842	5,891,895	0.44
TECHNE Corp.[a]	209,824	14,133,745	1.05
Other securities[c]		4,368,013	0.33

		38,806,031	2.89

PHARMACEUTICALS
Alkermes Inc.[a]	716,581	8,512,982	0.63
Alnylam Pharmaceuticals Inc.[a,b]	332,425	8,111,170	0.60
Amylin Pharmaceuticals Inc.[a,b]	509,843	14,892,514	1.11
APP Pharmaceuticals Inc.[a,b]	674,837	8,152,031	0.61
Auxilium Pharmaceuticals Inc.[a,b]	315,828	8,445,241	0.63
BioMarin Pharmaceutical Inc.[a,b]	951,881	33,668,031	2.50
Cephalon Inc.[a,b]	248,820	16,024,008	1.19
Cubist Pharmaceuticals Inc.[a,b]	528,455	9,734,141	0.72
Endo Pharmaceuticals Holdings Inc.[a]	527,701	12,633,162	0.94
Eurand NVa	387,671	5,865,462	0.44
Gilead Sciences Inc.[a]	2,593,343	133,634,965	9.94
ImClone Systems Inc.[a]	316,225	13,414,265	1.00
Isis Pharmaceuticals Inc.[a,b]	676,240	9,541,746	0.71
Medarex Inc.[a,b]	1,423,805	12,600,674	0.94
Medicines Co. (The)[a]	301,570	6,091,714	0.45
Onyx Pharmaceuticals Inc.[a]	613,012	17,795,738	1.32
OSI Pharmaceuticals Inc.[a,b]	419,102	15,670,224	1.17
Perrigo Co.	736,768	27,798,257	2.07
Rigel Pharmaceuticals Inc.[a]	315,884	5,894,395	0.44
Sciele Pharma Inc.[a,b]	318,258	6,206,031	0.46
Sepracor Inc.[a]	439,895	8,586,750	0.64
Shire PLC ADR	476,060	27,592,438	2.05

52	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
Teva Pharmaceutical Industries Ltd. SP ADR	1,694,859	$78,285,537	5.82%
United Therapeutics Corp.[a]	205,960	17,856,732	1.33
Warner Chilcott Ltd. Class Aa,b	1,248,964	22,481,352	1.67
XenoPort Inc.[a]	204,716	8,284,857	0.62
Zymogenetics Inc.[a,b]	651,154	6,381,309	0.47
Other securities[c]		114,727,700	8.55

		658,883,426	49.02

TOTAL COMMON STOCKS (Cost: $1,883,846,511)		1,343,129,790	99.92

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.18%[d,e]	1,319,610	1,319,610	0.10
BGI Cash Premier Fund LLC 3.22%[d,e,f]	262,059,518	262,059,518	19.50

		263,379,128	19.60

TOTAL SHORT-TERM INVESTMENTS
(Cost: $263,379,128)		263,379,128	19.60

TOTAL INVESTMENTS IN SECURITIES (Cost: $2,147,225,639)		1,606,508,918	119.52

Other Assets, Less Liabilities		(262,348,285)	(19.52)

NET ASSETS		$1,344,160,633	100.00%

ADR – American Depositary Receipts

SP ADR – Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2008.

[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See
Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	53

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2008

	iShares S&P
	100 Index Fund	MidCap 400 Index Fund	MidCap 400 Growth Index Fund	MidCap 400 Value Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$4,518,094,999	$4,458,937,706	$2,002,082,808	$2,220,978,775
Affiliated issuers (Note 2)	10,225,109	491,958,548	248,074,753	168,738,202

Total cost of investments	$4,528,320,108	$4,950,896,254	$2,250,157,561	$2,389,716,977

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$3,884,812,287	$4,368,893,943	$1,925,192,855	$2,025,447,050
Affiliated issuers (Note 2)	10,225,109	491,958,548	248,074,753	168,738,202

Total value of investments	3,895,037,396	4,860,852,491	2,173,267,608	2,194,185,252
Receivables:
Investment securities sold	4,608,280	5,901,698	2,944,438	8,321,513
Due from custodian (Note 4)	–	678,374	115,621	–
Dividends and interest	6,609,816	3,745,453	963,630	2,422,541
Capital shares sold	–	–	7,614	13,865

Total Assets	3,906,255,492	4,871,178,016	2,177,298,911	2,204,943,171

LIABILITIES
Payables:
Investment securities purchased	4,399,235	6,868,650	3,095,689	8,613,676
Securities related to in-kind transactions (Note 4)	–	–	–	39,464
Collateral for securities on loan (Note 5)	5,750,000	488,300,045	247,046,243	166,454,646
Capital shares redeemed	778,476	40,364	–	–
Short positions, at value (Proceeds: $–, $5,901,698, $– and $8,282,049, respectively) (Note 1)	–	5,904,435	–	8,285,688
Investment advisory fees (Note 2)	693,620	732,578	406,799	426,113

Total Liabilities	11,621,331	501,846,072	250,548,731	183,819,587

NET ASSETS	$3,894,634,161	$4,369,331,944	$1,926,750,180	$2,021,123,584

Net assets consist of:
Paid-in capital	$4,562,461,277	$4,621,006,434	$2,126,993,950	$2,327,077,710
Undistributed net investment income	544,900	1,726,473	879,504	795,459
Accumulated net realized loss	(35,089,304)	(163,354,463)	(124,233,321)	(111,214,221)
Net unrealized depreciation	(633,282,712)	(90,046,500)	(76,889,953)	(195,535,364)

NET ASSETS	$3,894,634,161	$4,369,331,944	$1,926,750,180	$2,021,123,584

Shares outstanding[b]	63,350,000	56,250,000	23,650,000	27,800,000

Net asset value per share	$61.48	$77.68	$81.47	$72.70

[a]	Securities on loan with market values of $5,720,000, $482,188,655, $244,340,190 and $164,812,377, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

54	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2008

	iShares S&P
	SmallCap 600 Index Fund	SmallCap 600 Growth Index Fund	SmallCap 600 Value Index Fund	1500 Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$5,065,815,457	$1,319,437,514	$1,577,528,014	$235,409,719
Affiliated issuers (Note 2)	611,906,907	185,479,621	132,014,120	1,742,863

Total cost of investments	$5,677,722,364	$1,504,917,135	$1,709,542,134	$237,152,582

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$4,011,174,163	$1,217,637,286	$1,377,830,227	$217,172,268
Affiliated issuers (Note 2)	611,906,907	185,479,621	132,014,120	1,742,863

Total value of investments	4,623,081,070	1,403,116,907	1,509,844,347	218,915,131
Receivables:
Investment securities sold	22,487,765	9,485,963	4,994,723	446,618
Due from custodian (Note 4)	1,164,255	–	38,050	–
Dividends and interest	4,690,995	512,852	2,740,572	296,426
Capital shares sold	458,973	–	28,170	–

Total Assets	4,651,883,058	1,413,115,722	1,517,645,862	219,658,175

LIABILITIES
Payables:
Investment securities purchased	20,154,028	7,045,692	5,218,972	420,832
Collateral for securities on loan (Note 5)	611,906,907	185,479,621	131,187,556	1,507,378
Capital shares redeemed	–	9,851	–	–
Due to bank	996,759	1,056,870	–	–
Investment advisory fees (Note 2)	647,347	262,695	287,617	36,767

Total Liabilities	633,705,041	193,854,729	136,694,145	1,964,977

NET ASSETS	$4,018,178,017	$1,219,260,993	$1,380,951,717	$217,693,198

Net assets consist of:
Paid-in capital	$5,169,896,398	$1,404,344,138	$1,665,929,889	$237,521,372
Undistributed net investment income	1,481,828	548,224	569,881	44,286
Accumulated net realized loss	(98,558,915)	(83,831,141)	(85,850,266)	(1,635,009)
Net unrealized depreciation	(1,054,641,294)	(101,800,228)	(199,697,787)	(18,237,451)

NET ASSETS	$4,018,178,017	$1,219,260,993	$1,380,951,717	$217,693,198

Shares outstanding[b]	66,800,000	9,900,000	21,100,000	1,850,000

Net asset value per share	$60.15	$123.16	$65.45	$117.67

[a]	Securities on loan with market values of $602,421,046, $182,288,159, $128,721,644 and $1,477,629, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2008

	iShares S&P	iShares Nasdaq
	U.S. Preferred Stock Index Fund	Biotechnology Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$179,833,285	$1,883,846,511
Affiliated issuers (Note 2)	5,197,644	263,379,128

Total cost of investments	$185,030,929	$2,147,225,639

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$165,856,361	$1,343,129,790
Affiliated issuers (Note 2)	5,076,828	263,379,128

Total value of investments	170,933,189	1,606,508,918
Receivables:
Due from custodian (Note 4)	–	4,406,817
Dividends and interest	439,770	277,921
Capital shares sold	–	114,596

Total Assets	171,372,959	1,611,308,252

LIABILITIES
Payables:
Investment securities purchased	–	4,406,817
Collateral for securities on loan (Note 5)	–	262,059,518
Capital shares redeemed	–	164,663
Investment advisory fees (Note 2)	69,369	516,621

Total Liabilities	69,369	267,147,619

NET ASSETS	$171,303,590	$1,344,160,633

Net assets consist of:
Paid-in capital	$185,422,578	$2,033,318,941
Undistributed net investment income	974,355	562,280
Accumulated net realized loss	(995,603)	(149,003,867)
Net unrealized depreciation	(14,097,740)	(540,716,721)

NET ASSETS	$171,303,590	$1,344,160,633

Shares outstanding[b]	4,050,000	17,700,000

Net asset value per share	$42.30	$75.94

[a]	Securities on loan with market values of $– and $258,420,186, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

56	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2008

	iShares S&P
	100 Index Fund	MidCap 400 Index Fund	MidCap 400 Growth Index Fund	MidCap 400 Value Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$95,184,064	$56,549,198	$11,978,150	$43,883,214
Interest from affiliated issuers (Note 2)	285,156	267,738	99,030	156,721
Securities lending income from unaffiliated issuers	112	114,423	41,735	68,717
Securities lending income from affiliated issuers (Note 2)	10,420	3,080,047	1,727,506	954,493

Total investment income	95,479,752	60,011,406	13,846,421	45,063,145

EXPENSES
Investment advisory fees (Note 2)	8,376,785	9,737,026	5,250,881	6,448,571

Total expenses	8,376,785	9,737,026	5,250,881	6,448,571

Net investment income	87,102,967	50,274,380	8,595,540	38,614,574

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(35,025,318)	(108,874,876)	(74,069,950)	(74,351,210)
In-kind redemptions	389,429,208	531,428,603	220,965,305	305,708,042
Short positions (Note 1)	(1,246)	–	–	(280)

Net realized gain	354,402,644	422,553,727	146,895,355	231,356,552

Net change in unrealized appreciation (depreciation) on:
Investments	(661,448,748)	(813,800,253)	(222,181,245)	(544,190,464)
Short positions (Note 1)	4	(2,737)	–	(3,639)

Net change in unrealized appreciation (depreciation)	(661,448,744)	(813,802,990)	(222,181,245)	(544,194,103)

Net realized and unrealized loss	(307,046,100)	(391,249,263)	(75,285,890)	(312,837,551)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(219,943,133)	$(340,974,883)	$(66,690,350)	$(274,222,977)

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2008

	iShares S&P
	SmallCap 600 Index Fund	SmallCap 600 Growth Index Fund	SmallCap 600 Value Index Fund	1500 Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$50,605,924	$7,705,261	$28,364,725	$4,221,302
Interest from affiliated issuers (Note 2)	274,441	71,222	114,219	17,637
Securities lending income from unaffiliated issuers	308,152	114,003	86,299	621
Securities lending income from affiliated issuers (Note 2)	3,920,892	1,528,704	1,010,745	17,419

Total investment income	55,109,409	9,419,190	29,575,988	4,256,979

EXPENSES
Investment advisory fees (Note 2)	9,250,721	3,618,079	4,394,933	450,692

Total expenses	9,250,721	3,618,079	4,394,933	450,692

Net investment income	45,858,688	5,801,111	25,181,055	3,806,287

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(118,563,776)	(78,411,884)	(66,847,058)	(1,193,761)
In-kind redemptions	630,648,590	245,776,265	187,643,135	28,126,578

Net realized gain	512,084,814	167,364,381	120,796,077	26,932,817

Net change in unrealized appreciation (depreciation)	(1,016,617,944)	(284,796,782)	(375,623,037)	(43,715,357)

Net realized and unrealized loss	(504,533,130)	(117,432,401)	(254,826,960)	(16,782,540)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(458,674,442)	$(111,631,290)	$(229,645,905)	$(12,976,253)

[a]	Net of foreign withholding tax of $19,281, $–, $13,862 and $38, respectively.

See notes to financial statements.

58	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2008

	iShares S&P	iShares Nasdaq
	U.S. Preferred Stock Index Fund	Biotechnology Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$5,229,839	$2,994,566
Dividends from affiliated issuers (Note 2)	103,598	–
Interest from affiliated issuers (Note 2)	26,527	56,582
Securities lending income from unaffiliated issuers	–	206,984
Securities lending income from affiliated issuers (Note 2)	–	1,844,953

Total investment income	5,359,964	5,103,085

EXPENSES
Investment advisory fees (Note 2)	333,523	6,702,538

Total expenses	333,523	6,702,538

Net investment income (loss)	5,026,441	(1,599,453)

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(1,012,239)	(55,884,366)
Investments in affiliated issuers (Note 2)	9,216	–
In-kind redemptions	437,973	146,365,607

Net realized gain (loss)	(565,050)	90,481,241

Net change in unrealized appreciation (depreciation)	(14,074,208)	(138,323,564)

Net realized and unrealized loss	(14,639,258)	(47,842,323)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(9,612,817)	$(49,441,776)

[a]	Net of foreign withholding tax of $2,522 and $109,043, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P 100 Index Fund		iShares S&P MidCap 400 Index Fund
	Year ended March 31, 2008	Year ended March 31, 2007	Year ended March 31, 2008	Year ended March 31, 2007

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$87,102,967	$47,691,769	$50,274,380	$58,053,083
Net realized gain	354,402,644	199,798,583	422,553,727	252,267,275
Net change in unrealized appreciation (depreciation)	(661,448,744)	67,691,817	(813,802,990)	24,175,383

Net increase (decrease) in net assets resulting from operations	(219,943,133)	315,182,169	(340,974,883)	334,495,741

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(87,061,148)	(47,284,172)	(48,808,103)	(55,846,900)
Return of capital	–	–	(230,513)	(4,192,721)

Total distributions to shareholders	(87,061,148)	(47,284,172)	(49,038,616)	(60,039,621)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,482,095,202	4,385,973,332	1,611,208,119	1,281,211,914
Cost of shares redeemed	(4,738,348,677)	(2,076,305,390)	(1,471,958,503)	(816,780,102)

Net increase in net assets from capital share transactions	743,746,525	2,309,667,942	139,249,616	464,431,812

INCREASE (DECREASE) IN NET ASSETS	436,742,244	2,577,565,939	(250,763,883)	738,887,932

NET ASSETS
Beginning of year	3,457,891,917	880,325,978	4,620,095,827	3,881,207,895

End of year	$3,894,634,161	$3,457,891,917	$4,369,331,944	$4,620,095,827

Undistributed net investment income included in net assets at end of year	$544,900	$503,081	$1,726,473	$571,207

SHARES ISSUED AND REDEEMED
Shares sold	81,000,000	70,550,000	18,650,000	16,050,000
Shares redeemed	(70,800,000)	(32,400,000)	(17,100,000)	(10,350,000)

Net increase in shares outstanding	10,200,000	38,150,000	1,550,000	5,700,000

See notes to financial statements.

60	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P MidCap 400 Growth Index Fund		iShares S&P MidCap 400 Value Index Fund
	Year ended March 31, 2008	Year ended March 31, 2007	Year ended March 31, 2008	Year ended March 31, 2007

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$8,595,540	$15,114,486	$38,614,574	$46,505,345
Net realized gain	146,895,355	129,077,029	231,356,552	145,626,030
Net change in unrealized appreciation (depreciation)	(222,181,245)	(62,460,547)	(544,194,103)	62,304,368

Net increase (decrease) in net assets resulting from operations	(66,690,350)	81,730,968	(274,222,977)	254,435,743

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(8,467,412)	(14,960,480)	(37,935,379)	(43,607,828)
Return of capital	–	–	–	(5,524,508)

Total distributions to shareholders	(8,467,412)	(14,960,480)	(37,935,379)	(49,132,336)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	980,881,253	384,426,744	649,521,363	686,455,236
Cost of shares redeemed	(843,713,340)	(576,476,401)	(1,061,547,841)	(783,828,976)

Net increase (decrease) in net assets from capital share transactions	137,167,913	(192,049,657)	(412,026,478)	(97,373,740)

INCREASE (DECREASE) IN NET ASSETS	62,010,151	(125,279,169)	(724,184,834)	107,929,667

NET ASSETS
Beginning of year	1,864,740,029	1,990,019,198	2,745,308,418	2,637,378,751

End of year	$1,926,750,180	$1,864,740,029	$2,021,123,584	$2,745,308,418

Undistributed net investment income included in net assets at end of year	$879,504	$108,838	$795,459	$324,217

SHARES ISSUED AND REDEEMED
Shares sold	11,100,000	4,900,000	7,900,000	8,700,000
Shares redeemed	(9,650,000)	(7,450,000)	(13,050,000)	(10,150,000)

Net increase (decrease) in shares outstanding	1,450,000	(2,550,000)	(5,150,000)	(1,450,000)

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P SmallCap 600 Index Fund		iShares S&P SmallCap 600 Growth Index Fund
	Year ended March 31, 2008	Year ended March 31, 2007	Year ended March 31, 2008	Year ended March 31, 2007

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$45,858,688	$35,949,405	$5,801,111	$3,319,684
Net realized gain	512,084,814	451,676,503	167,364,381	128,568,519
Net change in unrealized appreciation (depreciation)	(1,016,617,944)	(262,469,953)	(284,796,782)	(102,633,775)

Net increase (decrease) in net assets resulting from operations	(458,674,442)	225,155,955	(111,631,290)	29,254,428

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(44,932,734)	(36,928,267)	(5,740,703)	(3,353,104)
Return of capital	(209,218)	–	–	–

Total distributions to shareholders	(45,141,952)	(36,928,267)	(5,740,703)	(3,353,104)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,509,966,944	2,818,122,597	763,894,926	290,294,559
Cost of shares redeemed	(4,734,202,128)	(3,226,714,460)	(855,757,792)	(364,018,473)

Net decrease in net assets from capital share transactions	(224,235,184)	(408,591,863)	(91,862,866)	(73,723,914)

DECREASE IN NET ASSETS	(728,051,578)	(220,364,175)	(209,234,859)	(47,822,590)

NET ASSETS
Beginning of year	4,746,229,595	4,966,593,770	1,428,495,852	1,476,318,442

End of year	$4,018,178,017	$4,746,229,595	$1,219,260,993	$1,428,495,852

Undistributed net investment income included in net assets at end of year	$1,481,828	$131,626	$548,224	$92,192

SHARES ISSUED AND REDEEMED
Shares sold	67,100,000	43,700,000	5,550,000	2,250,000
Shares redeemed	(70,150,000)	(50,050,000)	(6,350,000)	(2,950,000)

Net decrease in shares outstanding	(3,050,000)	(6,350,000)	(800,000)	(700,000)

See notes to financial statements.

62	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P SmallCap 600 Value Index Fund		iShares S&P 1500 Index Fund
	Year ended March 31, 2008	Year ended March 31, 2007	Year ended March 31, 2008	Year ended March 31, 2007

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$25,181,055	$21,607,738	$3,806,287	$2,824,584
Net realized gain	120,796,077	173,271,024	26,932,817	1,611,735
Net change in unrealized appreciation (depreciation)	(375,623,037)	(74,572,211)	(43,715,357)	13,625,276

Net increase (decrease) in net assets resulting from operations	(229,645,905)	120,306,551	(12,976,253)	18,061,595

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(24,781,478)	(22,538,795)	(3,763,229)	(2,820,586)
Return of capital	(486,869)	–	–	–

Total distributions to shareholders	(25,268,347)	(22,538,795)	(3,763,229)	(2,820,586)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	417,345,111	760,237,616	138,991,869	60,349,404
Cost of shares redeemed	(789,170,519)	(711,841,672)	(107,289,403)	(6,202,537)

Net increase (decrease) in net assets from capital share transactions	(371,825,408)	48,395,944	31,702,466	54,146,867

INCREASE (DECREASE) IN NET ASSETS	(626,739,660)	146,163,700	14,962,984	69,387,876

NET ASSETS
Beginning of year	2,007,691,377	1,861,527,677	202,730,214	133,342,338

End of year	$1,380,951,717	$2,007,691,377	$217,693,198	$202,730,214

Undistributed net investment income included in net assets at end of year	$569,881	$290,357	$44,286	$4,532

SHARES ISSUED AND REDEEMED
Shares sold	5,750,000	10,350,000	1,050,000	500,000
Shares redeemed	(10,800,000)	(9,750,000)	(800,000)	(50,000)

Net increase (decrease) in shares outstanding	(5,050,000)	600,000	250,000	450,000

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P U.S. Preferred Stock Index Fund		iShares Nasdaq Biotechnology Index Fund
	Year ended March 31, 2008	Period from March 26, 2007[a] to March 31, 2007	Year ended March 31, 2008	Year ended March 31, 2007

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income (loss)	$5,026,441	$72,463	$(1,599,453)	$(4,435,094)
Net realized gain (loss)	(565,050)	–	90,481,241	67,662,469
Net change in unrealized appreciation (depreciation)	(14,074,208)	(23,532)	(138,323,564)	(217,078,883)

Net increase (decrease) in net assets resulting from operations	(9,612,817)	48,931	(49,441,776)	(153,851,508)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,142,242)	–	–	–
Return of capital	–	–	(1,256,561)	–

Total distributions to shareholders	(4,142,242)	–	(1,256,561)	–

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	169,238,069	24,981,673	8,040,892,063	3,753,648,976
Cost of shares redeemed	(9,210,024)	–	(8,010,456,906)	(4,267,397,639)

Net increase (decrease) in net assets from capital share transactions	160,028,045	24,981,673	30,435,157	(513,748,663)

INCREASE (DECREASE) IN NET ASSETS	146,272,986	25,030,604	(20,263,180)	(667,600,171)

NET ASSETS
Beginning of period	25,030,604	–	1,364,423,813	2,032,023,984

End of period	$171,303,590	$25,030,604	$1,344,160,633	$1,364,423,813

Undistributed net investment income included in net assets at end of period	$974,355	$72,463	$562,280	$–

SHARES ISSUED AND REDEEMED
Shares sold	3,750,000	500,000	100,400,000	49,550,000
Shares redeemed	(200,000)	–	(100,700,000)	(56,250,000)

Net increase (decrease) in shares outstanding	3,550,000	500,000	(300,000)	(6,700,000)

[a]	Commencement of operations.

See notes to financial statements.

64	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 100 Index Fund
	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004

Net asset value, beginning of year	$65.06	$58.69	$56.02	$55.24	$43.05

Income from investment operations:
Net investment income	1.41 [a]	1.28 [a]	1.12	1.20	0.89
Net realized and unrealized gain (loss)[b]	(3.60)	6.20	2.57	0.89	12.21

Total from investment operations	(2.19)	7.48	3.69	2.09	13.10

Less distributions from:
Net investment income	(1.39)	(1.11)	(1.02)	(1.31)	(0.91)

Total distributions	(1.39)	(1.11)	(1.02)	(1.31)	(0.91)

Net asset value, end of year	$61.48	$65.06	$58.69	$56.02	$55.24

Total return	(3.56)%	12.82%	6.65%	3.81%	30.55%

Ratios/Supplemental data:
Net assets, end of year (000s)	$3,894,634	$3,457,892	$880,326	$795,417	$392,221
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	2.08%	2.03%	1.96%	2.41%	1.68%
Portfolio turnover rate[c]	6%	12%	12%	6%	5%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P MidCap 400 Index Fund
	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004

Net asset value, beginning of year	$84.46	$79.21	$65.84	$60.37	$40.97

Income from investment operations:
Net investment income	0.88 [a]	1.13 [a]	0.81	0.71	0.53
Net realized and unrealized gain (loss)[b]	(6.80)	5.27	13.37	5.44	19.40

Total from investment operations	(5.92)	6.40	14.18	6.15	19.93

Less distributions from:
Net investment income	(0.86)	(1.07)	(0.81)	(0.68)	(0.53)
Return of capital	(0.00)[c]	(0.08)	–	–	–

Total distributions	(0.86)	(1.15)	(0.81)	(0.68)	(0.53)

Net asset value, end of year	$77.68	$84.46	$79.21	$65.84	$60.37

Total return	(7.10)%	8.19%	21.64%	10.24%	48.81%

Ratios/Supplemental data:
Net assets, end of year (000s)	$4,369,332	$4,620,096	$3,881,208	$2,416,338	$1,636,020
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.03%	1.44%	1.19%	1.21%	1.02%
Portfolio turnover rate[d]	15%	12%	9%	10%	11%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Rounds to less than $0.01.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P MidCap 400 Growth Index Fund
	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004

Net asset value, beginning of year	$84.00	$80.40	$67.01	$62.02	$44.22

Income from investment operations:
Net investment income	0.36 [a]	0.66 [a]	0.44	0.33	0.24
Net realized and unrealized gain (loss)[b]	(2.54)	3.61	13.32	5.03	17.80

Total from investment operations	(2.18)	4.27	13.76	5.36	18.04

Less distributions from:
Net investment income	(0.35)	(0.67)	(0.37)	(0.37)	(0.24)

Total distributions	(0.35)	(0.67)	(0.37)	(0.37)	(0.24)

Net asset value, end of year	$81.47	$84.00	$80.40	$67.01	$62.02

Total return	(2.63)%	5.34%	20.58%	8.67%	40.86%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,926,750	$1,864,740	$1,990,019	$1,112,261	$669,822
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	0.41%	0.85%	0.60%	0.56%	0.45%
Portfolio turnover rate[c]	31%	36%	24%	34%	37%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P MidCap 400 Value Index Fund
	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004

Net asset value, beginning of year	$83.32	$76.67	$63.68	$57.85	$37.45

Income from investment operations:
Net investment income	1.23 [a]	1.41 [a]	1.11	0.99	0.70
Net realized and unrealized gain (loss)[b]	(10.63)	6.73	13.07	5.71	20.40

Total from investment operations	(9.40)	8.14	14.18	6.70	21.10

Less distributions from:
Net investment income	(1.22)	(1.32)	(1.13)	(0.87)	(0.70)
Return of capital	–	(0.17)	(0.06)	–	–

Total distributions	(1.22)	(1.49)	(1.19)	(0.87)	(0.70)

Net asset value, end of year	$72.70	$83.32	$76.67	$63.68	$57.85

Total return	(11.44)%	10.78%	22.43%	11.64%	56.59%

Ratios/Supplemental data:
Net assets, end of year (000s)	$2,021,124	$2,745,308	$2,637,379	$1,852,990	$1,133,907
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.50%	1.82%	1.68%	1.78%	1.47%
Portfolio turnover rate[c]	29%	20%	21%	10%	11%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P SmallCap 600 Index Fund
	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004

Net asset value, beginning of year	$67.95	$65.18	$53.03	$47.42	$30.56

Income from investment operations:
Net investment income	0.67 [a]	0.49 [a]	0.53	0.45	0.29
Net realized and unrealized gain (loss)[b]	(7.82)	2.78	12.07	5.65	16.87

Total from investment operations	(7.15)	3.27	12.60	6.10	17.16

Less distributions from:
Net investment income	(0.65)	(0.50)	(0.43)	(0.49)	(0.29)
Return of capital	(0.00)[c]	–	(0.02)	–	(0.01)

Total distributions	(0.65)	(0.50)	(0.45)	(0.49)	(0.30)

Net asset value, end of year	$60.15	$67.95	$65.18	$53.03	$47.42

Total return	(10.62)%	5.07%	23.86%	12.91%	56.27%

Ratios/Supplemental data:
Net assets, end of year (000s)	$4,018,178	$4,746,230	$4,966,594	$3,245,465	$2,226,535
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	0.99%	0.76%	0.93%	0.95%	0.73%
Portfolio turnover rate[d]	14%	16%	16%	14%	11%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Rounds to less than $0.01.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P SmallCap 600 Growth Index Fund
	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004

Net asset value, beginning of year	$133.50	$129.50	$105.38	$93.62	$62.55

Income from investment operations:
Net investment income	0.55 [a]	0.31 [a]	0.62	0.43	0.31
Net realized and unrealized gain (loss)[b]	(10.34)	4.02	24.04	11.78	31.08

Total from investment operations	(9.79)	4.33	24.66	12.21	31.39

Less distributions from:
Net investment income	(0.55)	(0.33)	(0.54)	(0.45)	(0.32)

Total distributions	(0.55)	(0.33)	(0.54)	(0.45)	(0.32)

Net asset value, end of year	$123.16	$133.50	$129.50	$105.38	$93.62

Total return	(7.37)%	3.36%	23.47%	13.07%	50.24%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,219,261	$1,428,496	$1,476,318	$990,544	$688,137
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	0.40%	0.25%	0.53%	0.45%	0.39%
Portfolio turnover rate[c]	29%	32%	30%	45%	37%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P SmallCap 600 Value Index Fund
	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004

Net asset value, beginning of year	$76.78	$72.86	$59.34	$53.44	$33.31

Income from investment operations:
Net investment income	1.06 [a]	0.82 [a]	0.77	0.71	0.42
Net realized and unrealized gain (loss)[b]	(11.33)	3.96	13.41	5.97	20.14

Total from investment operations	(10.27)	4.78	14.18	6.68	20.56

Less distributions from:
Net investment income	(1.04)	(0.86)	(0.61)	(0.78)	(0.41)
Return of capital	(0.02)	–	(0.05)	–	(0.02)

Total distributions	(1.06)	(0.86)	(0.66)	(0.78)	(0.43)

Net asset value, end of year	$65.45	$76.78	$72.86	$59.34	$53.44

Total return	(13.57)%	6.64%	24.00%	12.55%	61.91%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,380,952	$2,007,691	$1,861,528	$1,572,405	$1,020,634
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.43%	1.14%	1.20%	1.36%	0.95%
Portfolio turnover rate[c]	23%	28%	16%	13%	12%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 1500 Index Fund
	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Period from Jan. 20, 2004[a] to Mar. 31, 2004

Net asset value, beginning of period	$126.71	$115.95	$104.16	$99.19	$100.03

Income from investment operations:
Net investment income	2.19 [b]	2.02 [b]	1.73	1.78	0.29
Net realized and unrealized gain (loss)[c]	(9.08)	10.68	11.58	5.18	(0.86)

Total from investment operations	(6.89)	12.70	13.31	6.96	(0.57)

Less distributions from:
Net investment income	(2.15)	(1.94)	(1.51)	(1.99)	(0.27)
Return of capital	–	–	(0.01)	–	–

Total distributions	(2.15)	(1.94)	(1.52)	(1.99)	(0.27)

Net asset value, end of period	$117.67	$126.71	$115.95	$104.16	$99.19

Total return	(5.59)%	11.02%	12.84%	7.08%	(0.57)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$217,693	$202,730	$133,342	$72,915	$59,516
Ratio of expenses to average net assets[e]	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets[e]	1.69%	1.68%	1.61%	1.73%	1.52%
Portfolio turnover rate[f]	4%	4%	6%	5%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

72	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P U.S. Preferred Stock Index Fund
	Year ended Mar. 31, 2008	Period from Mar. 26, 2007[a] to Mar. 31, 2007

Net asset value, beginning of period	$50.06	$49.96

Income from investment operations:
Net investment income[b]	3.27	0.14
Net realized and unrealized loss[c]	(8.15)	(0.04)

Total from investment operations	(4.88)	0.10

Less distributions from:
Net investment income	(2.88)	–

Total distributions	(2.88)	–

Net asset value, end of period	$42.30	$50.06

Total return	(9.99)%	0.20%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$171,304	$25,031
Ratio of expenses to average net assets[e]	0.48%	0.48%
Ratio of net investment income to average net assets[e]	7.23%	21.16%
Portfolio turnover rate[f]	24%	0%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Nasdaq Biotechnology Index Fund
	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004

Net asset value, beginning of year	$75.80	$82.27	$63.86	$77.39	$51.09

Income from investment operations:
Net investment loss	(0.09)[a]	(0.21)[a]	(0.23)	(0.29)	(0.23)
Net realized and unrealized gain (loss)[b]	0.32	(6.26)	18.64	(13.24)	26.53

Total from investment operations	0.23	(6.47)	18.41	(13.53)	26.30

Less distributions from:
Return of capital	(0.09)	–	–	–	–

Total distributions	(0.09)	–	–	–	–

Net asset value, end of year	$75.94	$75.80	$82.27	$63.86	$77.39

Total return	0.30%	(7.87)%	28.83%	(17.48)%	51.48%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,344,161	$1,364,424	$2,032,024	$1,079,203	$1,036,973
Ratio of expenses to average net assets	0.48%	0.48%	0.50%	0.50%	0.50%
Ratio of net investment loss to average net assets	(0.11)%	(0.27)%	(0.37)%	(0.40)%	(0.43)%
Portfolio turnover rate[c]	19%	18%	15%	14%	36%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

74	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares S&P 100, iShares S&P MidCap 400, iShares S&P MidCap 400 Growth, iShares S&P MidCap 400 Value, iShares S&P SmallCap 600, iShares S&P SmallCap 600 Growth, iShares S&P SmallCap 600 Value, iShares S&P 1500, iShares S&P U.S. Preferred Stock and iShares Nasdaq Biotechnology Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act, except for the iShares S&P 100 Index Fund, iShares S&P U.S. Preferred Stock Index Fund and iShares Nasdaq Biotechnology Index Fund, which are classified as non-diversified funds. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Continued)

iSHARES® TRUST

investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

As of March 31, 2008, the tax year-end of the Funds, the components of net accumulated losses on a tax basis were as follows:

iShares Index Fund	Undistributed Ordinary Income	Unrealized Depreciation	Capital and Other Losses	Net Accumulated Losses
S&P 100	$541,445	$(652,755,758)	$(15,612,803)	$(667,827,116)
S&P MidCap 400	–	(214,473,533)	(37,200,957)	(251,674,490)
S&P MidCap 400 Growth	–	(107,333,582)	(92,910,188)	(200,243,770)
S&P MidCap 400 Value	278,729	(242,298,739)	(63,934,116)	(305,954,126)
S&P SmallCap 600	–	(1,104,447,679)	(47,270,702)	(1,151,718,381)
S&P SmallCap 600 Growth	–	(126,019,282)	(59,063,863)	(185,083,145)
S&P SmallCap 600 Value	–	(234,899,889)	(50,078,283)	(284,978,172)
S&P 1500	34,264	(18,739,050)	(1,123,388)	(19,828,174)
S&P U.S. Preferred Stock	1,592,547	(15,204,915)	(506,620)	(14,118,988)
Nasdaq Biotechnology	–	(546,350,497)	(142,807,811)	(689,158,308)

For the years ended March 31, 2008 and March 31, 2007, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

76	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended March 31, 2008.

From November 1, 2007 to March 31, 2008, certain Funds incurred net realized capital losses. As permitted by tax regulations, these Funds have elected to defer those losses and treat them as arising in the year ending March 31, 2009, as follows:

iShares Index Fund	Deferred Net Realized Capital Losses
S&P 100	$4,477,607
S&P MidCap 400	11,473,987
S&P MidCap 400 Growth	75,194,371
S&P MidCap 400 Value	18,540,873
S&P SmallCap 600	25,443,444

iShares Index Fund	Deferred Net Realized Capital Losses
S&P SmallCap 600 Growth	$52,351,865
S&P SmallCap 600 Value	28,798,864
S&P 1500	1,085,278
Nasdaq Biotechnology	12,364,952

The Funds had tax basis net capital loss carryforwards as of March 31, 2008, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Total
S&P 100	$2,233,710	$3,096,882	$741,460	$–	$360,546	$2,374,610	$2,327,988	$11,135,196
S&P MidCap 400	–	–	6,096,922	–	–	7,070,414	12,559,634	25,726,970
S&P MidCap 400 Growth	–	–	10,588,183	7,127,634	–	–	–	17,715,817
S&P MidCap 400 Value	89,552	4,082,966	21,364,144	1,843,451	3,470,622	14,542,508	–	45,393,243
S&P SmallCap 600	–	14,800,654	5,484,940	–	1,541,664	–	–	21,827,258
S&P SmallCap 600 Growth	–	–	–	–	6,711,998	–	–	6,711,998
S&P SmallCap 600 Value	–	–	6,867,473	3,277,415	194,198	–	10,940,333	21,279,419
S&P 1500	–	–	–	–	38,110	–	–	38,110
S&P U.S. Preferred Stock	–	–	–	–	–	–	506,620	506,620
Nasdaq Biotechnology	2,280,865	29,163,198	11,433,188	39,449,891	24,158,638	18,800,299	5,156,780	130,442,859

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the year ended March 31, 2008, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the year ended March 31, 2008 are disclosed in the Funds’ Statements of Operations.

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Continued)

iSHARES® TRUST

As of March 31, 2008, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
S&P 100	$4,547,793,154	$4,621,134	$(657,376,892)	$(652,755,758)
S&P MidCap 400	5,075,323,287	394,997,165	(609,467,961)	(214,470,796)
S&P MidCap 400 Growth	2,280,601,190	163,122,506	(270,456,088)	(107,333,582)
S&P MidCap 400 Value	2,436,480,352	85,635,404	(327,930,504)	(242,295,100)
S&P SmallCap 600	5,727,528,749	52,028,952	(1,156,476,631)	(1,104,447,679)
S&P SmallCap 600 Growth	1,529,136,189	68,240,914	(194,260,196)	(126,019,282)
S&P SmallCap 600 Value	1,744,744,236	54,816,901	(289,716,790)	(234,899,889)
S&P 1500	237,654,181	12,120,741	(30,859,791)	(18,739,050)
S&P U.S. Preferred Stock	186,138,104	–	(15,204,915)	(15,204,915)
Nasdaq Biotechnology	2,152,859,415	5,920,551	(552,271,048)	(546,350,497)

The Funds adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in a tax position taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosures of tax positions, along with accounting for the related interest and penalties. Management has reviewed the tax positions as of March 31, 2008, inclusive of the prior three open tax return years, and has determined that the implementation of FIN 48 did not have a material impact on the Funds’ financial statements.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

SHORT POSITIONS

From time to time, in order to track the performance of their respective benchmark index, the Funds may sell non-index securities that they will receive through corporate actions occurring on the opening of market trading on the following business day. Such short positions are valued consistent with how securities are valued as described under “Security Valuation.” The obligation to deliver the securities is recorded as a liability on the Funds’ Statements of Assets and Liabilities and is equal to the current market value of the securities to be delivered. Any market fluctuations between the value of the obligation to sell these securities and the current market value are reflected as unrealized appreciation (depreciation) in the Funds’ Statements of Operations. Upon receipt of the securities related to corporate actions, the Funds record a realized gain (loss). Details of the short positions resulting from the non-index securities sold by the Funds, if any, are included in their respective Summary Schedules of Investments.

78	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
S&P 100	0.20%
S&P MidCap 400	0.20
S&P MidCap 400 Growth	0.25
S&P MidCap 400 Value	0.25
S&P SmallCap 600	0.20

iShares Index Fund	Investment Advisory Fee
S&P SmallCap 600 Growth	0.25%
S&P SmallCap 600 Value	0.25
S&P 1500	0.20
S&P U.S. Preferred Stock	0.48
Nasdaq Biotechnology	0.48

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Funds. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended March 31, 2008, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
S&P 100	$10,532
S&P MidCap 400	3,194,470
S&P MidCap 400 Growth	1,769,241
S&P MidCap 400 Value	1,023,210
S&P SmallCap 600	4,229,044

iShares Index Fund	Securities Lending Agent Fees
S&P SmallCap 600 Growth	$1,642,707
S&P SmallCap 600 Value	1,097,044
S&P 1500	18,040
Nasdaq Biotechnology	2,051,937

Cross trades for the year ended March 31, 2008, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Continued)

iSHARES® TRUST

Each Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

Each Fund may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 5 for additional information regarding the Premier Fund.

For the year ended March 31, 2008, the iShares S&P U.S. Preferred Stock Index Fund had direct investments (exclusive of short-term investments) in issuers of which BGFA is an affiliate or issuers of which the Fund owns 5% or more of the outstanding voting securities as follows:

Name of Affiliated Issuer	Number of Shares Held Beginning of Year (in 000s)	Gross Additions (in 000s)	Gross Reductions (in 000s)	Number of Shares Held End of Year (in 000s)	Value at End of Year	Dividend Income	Net Realized Gain

Barclays Bank PLC	18	135	7	146	$3,459,834	$103,598	$9,216

As of March 31, 2008, certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2008 were as follows:

iShares Index Fund	Purchases	Sales
S&P 100	$262,775,207	$279,260,504
S&P MidCap 400	881,440,011	746,735,198
S&P MidCap 400 Growth	714,401,260	656,019,674
S&P MidCap 400 Value	848,954,923	737,179,293
S&P SmallCap 600	969,389,931	656,064,559
S&P SmallCap 600 Growth	477,422,050	415,719,179
S&P SmallCap 600 Value	500,855,274	407,437,084
S&P 1500	12,873,690	8,395,090
S&P U.S. Preferred Stock	18,674,075	17,362,666
Nasdaq Biotechnology	280,758,734	265,431,800

80	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the year ended March 31, 2008 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
S&P 100	$5,462,745,206	$4,693,136,395
S&P MidCap 400	1,606,363,662	1,457,347,372
S&P MidCap 400 Growth	976,879,282	836,385,519
S&P MidCap 400 Value	642,117,805	1,055,628,004
S&P SmallCap 600	4,492,275,837	4,709,249,525
S&P SmallCap 600 Growth	760,696,422	844,771,827
S&P SmallCap 600 Value	415,076,063	786,266,031
S&P 1500	138,610,764	106,529,163
S&P U.S. Preferred Stock	168,087,868	9,149,647
Nasdaq Biotechnology	8,020,756,187	7,984,252,320

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes a substantial replication, or a portfolio sampling representation, of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statement of Assets and Liabilities.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

During the year ended March 31, 2008, certain Funds received cash as collateral for securities loaned. The cash collateral received was invested in a joint account and/or in the Premier Fund. Pursuant to an exemptive order issued by the SEC, a portion of the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements (Continued)

iSHARES® TRUST

managed by BGFA. Repurchase agreements are fully collateralized by U.S. government securities or non-U.S. government debt securities. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

The market value of the securities on loan as of March 31, 2008 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENT

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not believe that the adoption of this standard will have a material impact on the Funds’ financial statements.

82	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares S&P 100 Index Fund, iShares S&P MidCap 400 Index Fund, iShares S&P MidCap 400 Growth Index Fund, iShares S&P MidCap 400 Value Index Fund, iShares S&P SmallCap 600 Index Fund, iShares S&P SmallCap 600 Growth Index Fund, iShares S&P SmallCap 600 Value Index Fund, iShares S&P 1500 Index Fund, iShares S&P U.S. Preferred Stock Index Fund and iShares Nasdaq Biotechnology Index Fund (the “Funds”), at March 31, 2008, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2008

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	83

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, the following percentages of the income dividends paid by certain Funds during the fiscal year ended March 31, 2008 qualified for the dividends-received deduction:

iShares Index Fund	Dividends- Received Deduction
S&P 100	100.00%
S&P MidCap 400	94.97
S&P MidCap 400 Growth	100.00
S&P MidCap 400 Value	93.55
S&P SmallCap 600	82.51

iShares Index Fund	Dividends- Received Deduction
S&P SmallCap 600 Growth	100.00%
S&P SmallCap 600 Value	82.71
S&P 1500	100.00
S&P U.S. Preferred Stock	27.76

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), certain Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2008:

iShares Index Fund	Qualified Dividend Income
S&P 100	$87,061,148
S&P MidCap 400	47,909,238
S&P MidCap 400 Growth	7,716,036
S&P MidCap 400 Value	36,868,273
S&P SmallCap 600	38,598,569

iShares Index Fund	Qualified Dividend Income
S&P SmallCap 600 Growth	$5,252,887
S&P SmallCap 600 Value	21,597,671
S&P 1500	3,763,229
S&P U.S. Preferred Stock	2,200,795

In January 2009, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2008. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

84	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. Except for the iShares S&P 100 Index Fund, market price information was not available for the Funds on August 13, 2003 because the American Stock Exchange was closed due to a New York blackout on that day. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares S&P 100 Index Fund

Period Covered: January 1, 2003 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0% and Less than 2.5%	1	0.08%
Greater than 1.5% and Less than 2.0%	2	0.15
Greater than 1.0% and Less than 1.5%	8	0.61
Greater than 0.5% and Less than 1.0%	11	0.83
Between 0.5% and –0.5%	1,277	96.81
Less than –0.5% and Greater than –1.0%	13	0.99
Less than –1.0% and Greater than –1.5%	6	0.45
Less than –1.5% and Greater than –2.0%	1	0.08

	1,319	100.00%

SUPPLEMENTAL INFORMATION	85

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P MidCap 400 Index Fund

Period Covered: January 1, 2003 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	4	0.30%
Greater than 0.5% and Less than 1.0%	3	0.23
Between 0.5% and –0.5%	1,305	99.01
Less than –0.5% and Greater than –1.0%	2	0.15
Less than –1.0% and Greater than –1.5%	2	0.15
Less than –1.5% and Greater than –2.0%	1	0.08
Less than –2.0% and Greater than –2.5%	1	0.08

	1,318	100.00%

iShares S&P MidCap 400 Growth Index Fund

Period Covered: January 1, 2003 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	1	0.08%
Greater than 1.0% and Less than 1.5%	3	0.23
Greater than 0.5% and Less than 1.0%	5	0.38
Between 0.5% and –0.5%	1,302	98.77
Less than –0.5% and Greater than –1.0%	1	0.08
Less than –1.0% and Greater than –1.5%	3	0.23
Less than –1.5% and Greater than –2.0%	2	0.15
Less than –2.0% and Greater than –2.5%	1	0.08

	1,318	100.00%

iShares S&P MidCap 400 Value Index Fund

Period Covered: January 1, 2003 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	1	0.08%
Greater than 1.0% and Less than 1.5%	3	0.23
Greater than 0.5% and Less than 1.0%	3	0.23
Between 0.5% and –0.5%	1,303	98.85
Less than –0.5% and Greater than –1.0%	4	0.30
Less than –1.0% and Greater than –1.5%	2	0.15
Less than –1.5% and Greater than –2.0%	1	0.08
Less than –2.0% and Greater than –2.5%	1	0.08

	1,318	100.00%

86	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P SmallCap 600 Index Fund

Period Covered: January 1, 2003 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	1	0.08%
Greater than 1.0% and Less than 1.5%	4	0.30
Greater than 0.5% and Less than 1.0%	8	0.61
Between 0.5% and –0.5%	1,295	98.24
Less than –0.5% and Greater than –1.0%	5	0.38
Less than –1.0% and Greater than –1.5%	1	0.08
Less than –1.5% and Greater than –2.0%	2	0.15
Less than –2.0% and Greater than –2.5%	1	0.08
Less than –2.5%	1	0.08

	1,318	100.00%

iShares S&P SmallCap 600 Growth Index Fund

Period Covered: January 1, 2003 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	4	0.30%
Greater than 0.5% and Less than 1.0%	6	0.46
Between 0.5% and –0.5%	1,297	98.40
Less than –0.5% and Greater than –1.0%	7	0.53
Less than –1.0% and Greater than –1.5%	2	0.15
Less than –1.5% and Greater than –2.0%	1	0.08
Less than –2.0% and Greater than –2.5%	1	0.08

	1,318	100.00%

iShares S&P SmallCap 600 Value Index Fund

Period Covered: January 1, 2003 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0% and Less than 2.5%	1	0.08%
Greater than 1.5% and Less than 2.0%	1	0.08
Greater than 1.0% and Less than 1.5%	2	0.15
Greater than 0.5% and Less than 1.0%	11	0.83
Between 0.5% and –0.5%	1,292	98.02
Less than –0.5% and Greater than –1.0%	6	0.46
Less than –1.0% and Greater than –1.5%	2	0.15
Less than –1.5%	3	0.23

	1,318	100.00%

SUPPLEMENTAL INFORMATION	87

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P 1500 Index Fund

Period Covered: April 1, 2004 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	2	0.20%
Greater than 1.0% and Less than 1.5%	4	0.40
Greater than 0.5% and Less than 1.0%	5	0.50
Between 0.5% and –0.5%	988	98.30
Less than –0.5% and Greater than –1.0%	1	0.10
Less than –1.0% and Greater than –1.5%	4	0.40
Less than –1.5%	1	0.10

	1,005	100.00%

iShares S&P U.S. Preferred Stock Index Fund

Period Covered: April 1, 2007 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5% and Less than 3.0%	3	1.20%
Greater than 2.0% and Less than 2.5%	5	1.99
Greater than 1.5% and Less than 2.0%	11	4.38
Greater than 1.0% and Less than 1.5%	16	6.37
Greater than 0.5% and Less than 1.0%	20	7.97
Between 0.5% and –0.5%	183	72.91
Less than –0.5% and Greater than –1.0%	8	3.19
Less than –1.0% and Greater than –1.5%	4	1.59
Less than –1.5% and Greater than –2.0%	1	0.40

	251	100.00%

iShares Nasdaq Biotechnology Index Fund

Period Covered: January 1, 2003 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	1	0.08%
Greater than 0.5% and Less than 1.0%	8	0.61
Between 0.5% and –0.5%	1,302	98.77
Less than –0.5% and Greater than –1.0%	6	0.46
Less than –1.0%	1	0.08

	1,318	100.00%

88 SUPPLEMENTAL INFORMATION	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each Officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds (“BGIF”) and Master Investment Portfolio (“MIP”) are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and oversees 156 portfolios within the fund complex. In addition, Lee T. Kranefuss serves as a Trustee for BGIF and MIP and oversees an additional 24 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee and Officer is c/o Barclays Global Investors, N.A., 400 Howard Street, San Francisco, California 94105. The Board has designated George G.C. Parker as its Lead Independent Trustee. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees and Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Lee T. Kranefuss, 1961	Trustee and Chairman (since 2003).	Global Chief Executive Officer, iShares/Intermediary Groups of BGI (since 2008); Chief Executive Officer, iShares Intermediary Index and Market Group of BGI (2005-2008); Chief Executive Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (2003-2005); Director of BGFA (since 2005); Director, President and Chief Executive Officer of Barclays Global Investors International, Inc. (since 2005); Director and Chairman of Barclays Global Investors Services (since 2005).	Director of iShares, Inc. (since 2003); Trustee of BGIF and MIP (since 2001).

*John E. Martinez, 1962	Trustee (since 2003).	Co-Chief Executive Officer of Global Index and Markets Group of BGI (2001-2003); Chairman of Barclays Global Investors Services (2000-2003); Director, Barclays Global Investors UK Holdings, Inc. (2000-2003).	Director of iShares, Inc. (since 2003); Director of Real Estate Equity Exchange (since 2005); Chairman, Independent Review Committee, Canadian iShares Funds (since 2007).

*	Lee T. Kranefuss and John E. Martinez are deemed to be “interested persons” (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds’ investment adviser; BGI, the parent company of BGFA; and Barclays Global Investors Services, an affiliate of BGFA and BGI.

TRUSTEE AND OFFICER INFORMATION	89

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
George G.C. Parker, 1939	Trustee (since 2000); Lead Independent Trustee (since 2006).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University Graduate School of Business (since 1994).	Director of iShares, Inc. (since 2002); Director of Continental Airlines, Inc. (since 1996); Director of Community First Financial Group (since 1995); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of NETGEAR, Inc. (since 2007).

Cecilia H. Herbert, 1949	Trustee (since 2005).	Chair of Investment Committee Archdiocese of San Francisco (1994-2005); Director (since 1998) and President (since 2007) of the Board of Directors, Catholic Charities CYO; Trustee of Pacific Select Funds (2004-2005); Trustee of the Montgomery Funds (1992-2003); Trustee (since 2005) and Chair of the Finance and Investment Committees (since 2006) of the Thacher School.	Director of iShares, Inc. (since 2005).

Charles A. Hurty, 1943	Trustee (since 2005).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio) (since 2002); Director of CSFB Alternative Investments Fund (6 portfolios) (since 2005).

John E. Kerrigan, 1955	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002); Managing Director, Merrill Lynch (1994-2002).	Director of iShares, Inc. (since 2005); Member of Advisory Council for Commonfund Distressed Debt Partners II (since 2004).

90	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Robert H. Silver, 1955	Trustee (since 2007).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non-Investor Advisory Board of Russia Partners II, LP (since 2006); President and Chief Operating Officer (2003-2005) and Director (1999-2005) of UBS Financial Services, Inc.; President and Chief Executive Officer of UBS Services USA, LLC (1999-2005); Managing Director, UBS America, Inc. (2000-2005); Director and Vice Chairman of the YMCA of Greater NYC (since 2001); Broadway Producer (since 2006).	Director of iShares, Inc. (since 2007); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (since 2006).

Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Michael A. Latham, 1965	President (since 2007).	Head of Americas iShares (since 2007); Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (2003-2007); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (since 2005).	None.

Geoffrey D. Flynn, 1956	Treasurer and Chief Financial Officer (since 2007).	Chief Operating Officer, U.S. iShares, BGI (since 2008); Director, Mutual Fund Operations, BGI (2007-2008); President, Van Kampen Investors Services (2003-2007); Managing Director, Morgan Stanley (2002-2007); President, Morgan Stanley Trust, FSB (2002-2007).	None.

TRUSTEE AND OFFICER INFORMATION	91

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers (Continued)

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Eilleen M. Clavere, 1952	Secretary (since 2007).	Head of Legal Administration of Intermediary Investors Business of BGI (since 2006); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel of Kirkpatrick & Lockhart LLP (2001-2005).	None.

Ira P. Shapiro, 1963	Vice President and Chief Legal Officer (since 2007).	Associate General Counsel, BGI (since 2004); First Vice President of Merrill Lynch Investment Managers (1993-2004).	None.

Amy Schioldager, 1962	Executive Vice President (since 2007).	Head of U.S. Indexing, BGI (since 2006); Head of Domestic Equity Portfolio Management, BGI (2001-2006).	None.

H. Michael Williams, 1960	Executive Vice President (since 2007).	Vice Chairman – Capital Markets, BGI (since 2008); Head of Global Index and Markets Group of BGI (2006-2008); Global Head of Securities Lending, BGI (2002-2006).	Trustee of BGIF and MIP (since 2007); Trustee, University of California, Berkeley Foundation; Executive Board, College of Letters and Science, University of California, Berkeley.

Patrick O’Connor, 1967	Vice President (since 2007).	Head of iShares Portfolio Management, BGI (since 2006); Senior Portfolio Manager, BGI (1999-2006).	None.

Lee Sterne, 1965	Vice President (since 2007).	Head of U.S. Fixed Income Index and iShares, BGI (since 2007); Senior Portfolio Manager, BGI (2004-2007); Portfolio Manager, BGI (2001-2004).	None.

Matt Tucker, 1972	Vice President (since 2007).	Head of U.S. Fixed Income Investment Solutions, BGI (since 2005); Fixed Income Investment Strategist, BGI (2003-2005); Fixed Income Portfolio Manager, BGI (1997-2003).	None.

92	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares S&P North American Natural Resources Sector (IGE)

iShares S&P North American Technology-Multimedia Networking (IGN)

iShares S&P North American Technology- Semiconductors (IGW)

iShares S&P North American Technology-

    Software (IGV)

iShares S&P North American Technology

    Sector (IGM)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials

    Sector (IYM)

iShares Dow Jones U.S. Consumer Services

    Sector (IYC)

iShares Dow Jones U.S. Consumer Goods

    Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications

    Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. (IYY)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment &

    Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares FTSE NAREIT Industrial/Office (FIO)

iShares FTSE NAREIT Mortgage REITs (REM)

iShares FTSE NAREIT Real Estate 50 (FTY)

iShares FTSE NAREIT Residential (REZ)

iShares FTSE NAREIT Retail (RTL)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Consumer Discretionary

    Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Infrastructure (IGF)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications

    Sector (IXP)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap (IWC)

iShares International Country Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI Chile (ECH)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Israel Capped Investable Market (EIS)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Japan Small Cap (SCJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI Thailand Investable Market (THD)

iShares MSCI Turkey Investable Market (TUR)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman Short Treasury (SHV)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 3-7 Year Treasury (IEI)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 10-20 Year Treasury (TLH)

iShares Lehman 20+ Year Treasury (TLT)

iShares Lehman TIPS (TIP)

iShares Lehman Credit (CFT)

iShares Lehman 1-3 Year Credit (CSJ)

iShares Lehman Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade Corporate (LQD)

iShares iBoxx $ High Yield Corporate (HYG)

iShares Lehman Government/Credit (GBF)

iShares Lehman Intermediate Government/Credit (GVI)

iShares Lehman MBS (MBB)

iShares S&P National Municipal (MUB)

iShares S&P California Municipal (CMF)

iShares S&P New York Municipal (NYF)

iShares JPMorgan USD Emerging Markets (EMB)

iShares Specialty Index Funds

iShares KLD 400 Social (DSI)

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones EPAC Select Dividend (IDV)

iShares S&P U.S. Preferred Stock (PFF)

iShares International Index Funds

iShares FTSE Developed Small Cap ex-North America (IFSM)

iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. (IFGL)

iShares FTSE EPRA/NAREIT North America (IFNA)

iShares FTSE EPRA/NAREIT Europe (IFEU)

iShares FTSE EPRA/NAREIT Asia (IFAS)

iShares MSCI ACWI (ACWI)

iShares MSCI ACWI ex US (ACWX)

iShares MSCI BRIC (BKF)

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI EAFE Small Cap (SCZ)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Kokusai (TOK)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Asia 50 (AIA)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares S&P World ex-U.S. Property (WPS)

iSHARES FAMILY OF FUNDS	93

The iShares® Family of Funds (Continued)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., KLD Research & Analytics, Inc., MSCI Inc., Morningstar Inc., The NASDAQ Stock Market, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50 Index, FTSE NAREIT Residential Index, FTSE NAREIT Retail Index, FTSE NAREIT Mortgage REITs Index or FTSE NAREIT Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT; “EPRA®” is a trademark of EPRA.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2008 Annual Report.

6712-iS-0408

94	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by

Standard & Poor’s or the NASDAQ Stock Market, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above.

©2008 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

For more information visit our website

or call 1-800-iShares (1-800-474-2737)

www.iShares.com

BGI-F-073-05008

iShares BARCLAYS

iSHARES® S&P SERIES

2008 Annual Report to Shareholders - March 31, 2008

iSHARES®

iShares S&P 500 Index Fund

iShares S&P 500 Growth Index Fund

Management’s Discussion of Fund Performance

iSHARES® S&P 500 INDEX FUNDS

Performance as of March 31, 2008

	Average Annual Total Returns
	Year Ended 3/31/08			Five Years Ended 3/31/08			Inception to 3/31/08

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

S&P 500	(5.11)%	(5.14)%	(5.08)%	11.23%	11.26%	11.32%	0.44%	0.43%	0.51%
S&P 500 Growth*	(1.74)%	(1.64)%	(1.60)%	8.62%	8.66%	8.82%	(2.26)%	(2.26)%	(2.08)%
S&P 500 Value*	(8.47)%	(8.31)%	(8.36)%	13.70%	13.76%	13.89%	3.74%	3.75%	3.90%

	Cumulative Total Returns
	Year Ended 3/31/08			Five Years Ended 3/31/08			Inception to 3/31/08

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

S&P 500	(5.11)%	(5.14)%	(5.08)%	70.28%	70.46%	70.98%	3.48%	3.43%	4.06%
S&P 500 Growth*	(1.74)%	(1.64)%	(1.60)%	51.21%	51.46%	52.62%	(16.43)%	(16.43)%	(15.25)%
S&P 500 Value*	(8.47)%	(8.31)%	(8.36)%	89.98%	90.50%	91.58%	33.42%	33.58%	35.11%

Total returns for the periods since inception are calculated from the inception date of each Fund (5/15/00, 5/22/00 and 5/22/00, respectively). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

*	Index performance reflects the S&P/BARRA methodology through December 16, 2005 and the S&P/Citigroup methodology thereafter.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/19/00, 5/26/00 and 5/26/00, respectively), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	1

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P 500 INDEX FUNDS

*	Index performance reflects the S&P/BARRA methodology through December 16, 2005 and the S&P/Citigroup methodology thereafter.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

The iShares S&P 500 Index Fund (the “S&P 500 Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500® Index (the “Index”). The Index measures the performance of the large-capitalization sector of the U.S. equity market. The S&P 500 Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the S&P 500 Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2008 (the “reporting period”), the S&P 500 Fund declined 5.11%, while the Index declined 5.08%.

PORTFOLIO ALLOCATION As of 3/31/08
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	21.09%

Financial	16.68

Energy	13.30

Industrial	12.67

Technology	11.07

Communications	10.82

Consumer Cyclical	7.54

Utilities	3.51

Basic Materials	3.01

Diversified	0.07

Short-Term and Other Net Assets	0.24

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/08
Security	Percentage of Net Assets
Exxon Mobil Corp.	3.92%

General Electric Co.	3.20

AT&T Inc.	2.00

Microsoft Corp.	1.97

Procter & Gamble Co. (The)	1.87

Johnson & Johnson	1.59

Chevron Corp.	1.54

Bank of America Corp.	1.46

International Business Machines Corp.	1.38

JPMorgan Chase & Co.	1.26

TOTAL	20.19%

The iShares S&P 500 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500/Citigroup Growth Index (the “Growth Index”). The Growth Index measures the performance of the large-capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the S&P 500 Index and consists of those stocks exhibiting the strongest growth characteristics within the S&P 500 Index. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the reporting period, the Growth Fund declined 1.74%, while the Growth Index declined 1.60%.

2	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P 500 INDEX FUNDS

PORTFOLIO ALLOCATION As of 3/31/08
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	24.96%

Energy	21.87

Technology	16.31

Communications	9.62

Industrial	9.47

Consumer Cyclical	8.51

Financial	6.11

Basic Materials	2.40

Utilities	0.49

Diversified	0.13

Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/08
Security	Percentage of Net Assets
Exxon Mobil Corp.	7.64%

Microsoft Corp.	3.84

Johnson & Johnson	3.10

Procter & Gamble Co. (The)	2.47

Cisco Systems Inc.	2.43

Apple Inc.	2.13

ConocoPhillips	2.01

PepsiCo Inc.	1.95

International Business Machines Corp.	1.91

Schlumberger Ltd.	1.76

TOTAL	29.24%

The iShares S&P 500 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the S&P 500/Citigroup Value Index (the “Value Index”). The Value Index measures the performance of the large-capitalization value sector of the U.S. equity market. The Value Index is a subset of the S&P 500 Index and consists of those stocks exhibiting the strongest value characteristics within the S&P 500 Index. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the reporting period, the Value Fund declined 8.47%, while the Value Index declined 8.36%.

PORTFOLIO ALLOCATION As of 3/31/08
Sector*	Percentage of Net Assets
Financial	27.79%

Consumer Non-Cyclical	17.04

Industrial	16.00

Communications	12.08

Utilities	6.71

Consumer Cyclical	6.50

Technology	5.57

Energy	4.28

Basic Materials	3.67

Short-Term and Other Net Assets	0.36

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/08
Security	Percentage of Net Assets
General Electric Co.	6.58%

AT&T Inc.	4.12

Bank of America Corp.	3.00

JPMorgan Chase & Co.	2.60

Pfizer Inc.	2.52

Citigroup Inc.	1.99

Verizon Communications Inc.	1.86

Wells Fargo & Co.	1.71

Chevron Corp.	1.36

Procter & Gamble Co. (The)	1.23

TOTAL	26.97%

Domestic equity markets declined for the 12-month period ending March 31, 2008, against a backdrop of increasing volatility. The volatility was fueled by problems in the subprime mortgage industry which led to a “credit crunch” and spread to broader areas of the

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	3

Management’s Discussion of Fund Performance (Continued)

iSHARES® S&P 500 INDEX FUNDS

economy as the reporting period progressed. Many banks and financial institutions announced large subprime-related losses, some financial institutions struggled under the weight of deteriorating credit conditions, and corporate earnings growth slowed. Energy and commodity prices climbed as the U.S. dollar declined, driving inflation worries despite evidence of slowing economic activity. Responding to signs of a slowing economy, the Federal Reserve (the “Fed”) took decisive action. The Fed lowered its federal funds target rate for the first time since June 2003, cutting rates six times in the final seven months of the reporting period bringing the rate down to 2.25%. Late in the first quarter of 2008, the Fed also made less routine moves, initiating several actions aimed at increasing liquidity levels in financial markets.

During the reporting period, large-capitalization stocks generally outperformed small-capitalization stocks, and growth stocks within the Index generally outperformed value stocks.

Within the Index, sector performance was mixed for the reporting period. Energy was the strongest sector, benefiting from escalating energy prices during the reporting period as the price of oil topped $100 per barrel by the end of the period. Consumer staples, a sector that is traditionally resilient during times of slower economic conditions, also delivered gains. Materials and industrials produced positive sector returns. Financials represented the poorest performing sector group, followed by the consumer discretionary sector, which is typically sensitive to weak economic environments.

Within the Growth Index, the two strongest performing sectors were energy and materials. Consumer staples also contributed strongly to performance. Financials experienced the steepest decline, followed by consumer discretionary and information technology.

Within the Value Index, the strongest gains by far came from the energy sector. Industrials and information technology also logged gains. The financials sector suffered the biggest decline, followed by the consumer discretionary sector.

The majority of the S&P 500 Fund’s ten largest holdings as of March 31, 2008, delivered gains for the reporting period. International Business Machines Corp. was the strongest performer among the ten largest holdings. Strong gains also came from diversified oil companies Chevron Corp. and Exxon Mobil Corp., as well as consumer staples company The Procter & Gamble Co. Financial companies Bank of America Corp. and JPMorgan Chase & Co. both declined for the reporting period.

Among the Growth Fund’s ten largest holdings, performance was mostly positive for the reporting period. Technology firm Apple Inc. logged the largest gains. Oil services company Schlumberger Ltd. and International Business Machines Corp. also performed well. Technology company Cisco Systems Inc. declined for the reporting period.

Among the Value Fund’s ten largest holdings, performance was mixed for the reporting period. Chevron Corp. and General Electric Co. both produced positive returns. Financial companies Citigroup Inc., Bank of America Corp., and Wells Fargo & Co. all declined, as did pharmaceutical company Pfizer Inc.

*	Sector classifications used to describe the portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

4	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2007 to March 31, 2008.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (10/1/07)	Ending Account Value (3/31/08)	Annualized Expense Ratio	Expenses Paid During Period[a] (10/1/07 to 3/31/08)
S&P 500
Actual	$1,000.00	$ 875.40	0.09%	$0.42
Hypothetical (5% return before expenses)	1,000.00	1,024.50	0.09	0.46
S&P 500 Growth
Actual	1,000.00	889.00	0.18	0.85
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.18	0.91
S&P 500 Value
Actual	1,000.00	861.30	0.18	0.84
Hypothetical (5% return before expenses)	1,000.00	1,024.10	0.18	0.91

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days).

SHAREHOLDER EXPENSES	5

Summary Schedule of Investments

iSHARES® S&P 500 INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$25,821,768	0.16%

		25,821,768	0.16

AEROSPACE & DEFENSE
Boeing Co. (The)	1,089,526	81,028,049	0.49
United Technologies Corp.	1,398,212	96,224,950	0.59
Other securities[a]		215,527,666	1.31

		392,780,665	2.39

AGRICULTURE
Monsanto Co.	780,741	87,052,621	0.53
Philip Morris International Inc.	3,003,084	151,895,989	0.92
Other securities[a]		130,400,077	0.80

		369,348,687	2.25

AIRLINES
Other securities[a]		12,972,644	0.08

		12,972,644	0.08

APPAREL
Other securities[a]		71,032,325	0.43

		71,032,325	0.43

AUTO MANUFACTURERS
Other securities[a]		56,787,850	0.35

		56,787,850	0.35

AUTO PARTS & EQUIPMENT
Other securities[a]		37,326,550	0.23

		37,326,550	0.23

BANKS
Bank of America Corp.	6,327,502	239,875,601	1.46
U.S. Bancorp	2,464,198	79,741,447	0.49
Wachovia Corp.	2,823,467	76,233,609	0.46
Wells Fargo & Co.	4,696,095	136,656,364	0.83
Other securities[a]		321,629,163	1.96

		854,136,184	5.20

Security	Shares	Value	% of Net Assets
BEVERAGES
Coca-Cola Co. (The)	2,846,974	$173,295,307	1.06%
PepsiCo Inc.	2,281,491	164,723,650	1.00
Other securities[a]		87,947,685	0.53

		425,966,642	2.59

BIOTECHNOLOGY
Other securities[a]		162,607,579	0.99

		162,607,579	0.99

BUILDING MATERIALS
Other securities[a]		21,567,305	0.13

		21,567,305	0.13

CHEMICALS
Other securities[a]		246,875,321	1.50

		246,875,321	1.50

COAL
Other securities[a]		37,697,158	0.23

		37,697,158	0.23

COMMERCIAL SERVICES
Other securities[a]		101,109,427	0.62

		101,109,427	0.62

COMPUTERS
Apple Inc.[b]	1,251,907	179,648,654	1.09
Hewlett-Packard Co.	3,511,653	160,342,076	0.98
International Business Machines Corp.	1,971,809	227,034,088	1.38
Other securities[a]		193,505,248	1.18

		760,530,066	4.63

COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	4,383,453	307,148,552	1.87
Other securities[a]		88,088,735	0.53

		395,237,287	2.40

DISTRIBUTION & WHOLESALE
Other securities[a]		16,803,434	0.10

		16,803,434	0.10

6	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
DIVERSIFIED FINANCIAL SERVICES
American Express Co.	1,647,008	$72,007,190	0.44%
Citigroup Inc.	7,415,914	158,848,878	0.97
Goldman Sachs Group Inc. (The)	562,783	93,078,680	0.57
JPMorgan Chase & Co.	4,837,992	207,791,756	1.26
Morgan Stanley	1,573,437	71,906,071	0.44
Other securities[a]		368,106,895	2.23

		971,739,470	5.91

ELECTRIC
Exelon Corp.	942,039	76,559,510	0.47
Other securities[a]		472,512,958	2.87

		549,072,468	3.34

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		62,388,546	0.38

		62,388,546	0.38

ELECTRONICS
Other securities[a]		95,951,768	0.58

		95,951,768	0.58

ENGINEERING & CONSTRUCTION
Other securities[a]		30,561,504	0.19

		30,561,504	0.19

ENTERTAINMENT
Other securities[a]		17,923,326	0.11

		17,923,326	0.11

ENVIRONMENTAL CONTROL
Other securities[a]		28,867,034	0.18

		28,867,034	0.18

FOOD
Other securities[a]		307,543,410	1.87

		307,543,410	1.87

FOREST PRODUCTS & PAPER
Other securities[a]		52,681,108	0.32

		52,681,108	0.32

GAS
Other securities[a]		28,725,392	0.17

		28,725,392	0.17

Security	Shares	Value	% of Net Assets
HAND & MACHINE TOOLS
Other securities[a]		$15,244,335	0.09%

		15,244,335	0.09

HEALTH CARE - PRODUCTS
Johnson & Johnson	4,034,768	261,735,400	1.59
Medtronic Inc.	1,599,905	77,387,405	0.47
Other securities[a]		236,162,378	1.44

		575,285,183	3.50

HEALTH CARE - SERVICES
Other securities[a]		170,366,246	1.04

		170,366,246	1.04

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		10,879,525	0.07

		10,879,525	0.07

HOME BUILDERS
Other securities[a]		21,112,020	0.13

		21,112,020	0.13

HOME FURNISHINGS
Other securities[a]		13,155,870	0.08

		13,155,870	0.08

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		72,428,393	0.44

		72,428,393	0.44

HOUSEWARES
Other securities[a]		9,049,956	0.05

		9,049,956	0.05

INSURANCE
American International Group Inc.	3,593,013	155,397,812	0.95
Other securities[a]		524,409,407	3.19

		679,807,219	4.14

INTERNET
Google Inc. Class Ab	330,332	145,501,336	0.89
Other securities[a]		182,664,130	1.11

		328,165,466	2.00

INVESTMENT COMPANIES
Other securities[a]		9,386,553	0.06

		9,386,553	0.06

SUMMARY SCHEDULES OF INVESTMENTS	7

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
IRON & STEEL
Other securities[a]		$59,352,685	0.36%

		59,352,685	0.36

LEISURE TIME
Other securities[a]		39,879,514	0.24

		39,879,514	0.24

LODGING
Other securities[a]		33,850,180	0.21

		33,850,180	0.21

MACHINERY
Other securities[a]		161,810,472	0.98

		161,810,472	0.98

MANUFACTURING
General Electric Co.	14,222,930	526,390,639	3.20
3M Co.	1,008,127	79,793,252	0.49
Other securities[a]		267,405,109	1.63

		873,589,000	5.32

MEDIA
Comcast Corp. Class A	4,289,509	82,959,104	0.51
Time Warner Inc.	5,095,022	71,432,208	0.44
Walt Disney Co. (The)	2,682,499	84,176,819	0.51
Other securities[a]		208,250,418	1.26

		446,818,549	2.72

METAL FABRICATE & HARDWARE
Other securities[a]		20,152,532	0.12

		20,152,532	0.12

MINING
Other securities[a]		135,776,942	0.83

		135,776,942	0.83

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		30,129,533	0.18

		30,129,533	0.18

OIL & GAS
Chevron Corp.	2,957,983	252,493,429	1.54
ConocoPhillips	2,224,358	169,518,323	1.03
Exxon Mobil Corp.	7,620,154	644,512,625	3.92

Security	Shares	Value	% of Net Assets
Occidental Petroleum Corp.	1,171,790	$85,739,874	0.52%
Other securities[a]		582,404,076	3.54

		1,734,668,327	10.55

OIL & GAS SERVICES
Schlumberger Ltd.	1,706,087	148,429,569	0.90
Other securities[a]		187,424,936	1.14

		335,854,505	2.04

PACKAGING & CONTAINERS
Other securities[a]		20,631,533	0.13

		20,631,533	0.13

PHARMACEUTICALS
Abbott Laboratories	2,201,984	121,439,418	0.74
Eli Lilly and Co.	1,409,302	72,705,890	0.44
Merck & Co. Inc.	3,084,368	117,051,766	0.71
Pfizer Inc.	9,630,482	201,565,988	1.23
Wyeth	1,906,156	79,601,075	0.48
Other securities[a]		325,072,697	1.98

		917,436,834	5.58

PIPELINES
Other securities[a]		78,450,948	0.48

		78,450,948	0.48

REAL ESTATE
Other securities[a]		5,376,220	0.03

		5,376,220	0.03

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		189,115,367	1.15

		189,115,367	1.15

RETAIL
CVS Caremark Corp.	2,039,906	82,636,592	0.50
McDonald’s Corp.	1,640,788	91,506,747	0.56
Wal-Mart Stores Inc.	3,365,700	177,305,076	1.08
Other securities[a]		535,754,315	3.26

		887,202,730	5.40

SAVINGS & LOANS
Other securities[a]		30,673,953	0.19

		30,673,953	0.19

8	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
SEMICONDUCTORS
Intel Corp.	8,244,635	$174,621,369	1.06%
Other securities[a]		231,938,291	1.41

		406,559,660	2.47

SOFTWARE
Microsoft Corp.	11,400,573	323,548,262	1.97
Oracle Corp.[b]	5,634,263	110,206,184	0.67
Other securities[a]		189,756,883	1.15

		623,511,329	3.79

TELECOMMUNICATIONS
AT&T Inc.	8,597,112	329,269,390	2.00
Cisco Systems Inc.[b]	8,490,963	204,547,299	1.24
QUALCOMM Inc.	2,296,785	94,168,185	0.57
Verizon Communications Inc.	4,089,640	149,067,378	0.91
Other securities[a]		199,640,315	1.22

		976,692,567	5.94

TEXTILES
Other securities[a]		5,328,760	0.03

		5,328,760	0.03

TOYS, GAMES & HOBBIES
Other securities[a]		15,940,867	0.10

		15,940,867	0.10

TRANSPORTATION
United Parcel Service Inc. Class B	1,473,521	107,596,503	0.65
Other securities[a]		219,649,324	1.34

		327,245,827	1.99

TOTAL COMMON STOCKS (Cost: $19,328,663,363)		16,394,984,518	99.76

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.18%[c,d]	16,262,796	$16,262,796	0.10%
BGI Cash Premier Fund LLC 3.22%[c,d,e]	209,186,435	209,186,435	1.27

		225,449,231	1.37

TOTAL SHORT-TERM INVESTMENTS
(Cost: $225,449,231)		225,449,231	1.37

TOTAL INVESTMENTS IN SECURITIES (Cost: $19,554,112,594)		16,620,433,749	101.13

Other Assets, Less Liabilities		(185,418,857)	(1.13)

NET ASSETS		$16,435,014,892	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2008.

[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See
Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	9

Summary Schedule of Investments

iSHARES® S&P 500 GROWTH INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$13,713,825	0.24%

		13,713,825	0.24

AEROSPACE & DEFENSE
General Dynamics Corp.	387,391	32,296,788	0.57
Lockheed Martin Corp.	330,192	32,788,066	0.58
United Technologies Corp.	613,865	42,246,189	0.74
Other securities[a]		50,121,858	0.88

		157,452,901	2.77

AGRICULTURE
Monsanto Co.	270,980	30,214,270	0.53
Philip Morris International Inc.	729,759	36,911,210	0.65
Other securities[a]		18,955,248	0.33

		86,080,728	1.51

APPAREL
Other securities[a]		38,761,272	0.68

		38,761,272	0.68

AUTO MANUFACTURERS
Other securities[a]		9,724,230	0.17

		9,724,230	0.17

AUTO PARTS & EQUIPMENT
Other securities[a]		14,803,476	0.26

		14,803,476	0.26

BANKS
Other securities[a]		24,574,521	0.43

		24,574,521	0.43

BEVERAGES
Anheuser-Busch Companies Inc.	688,693	32,678,483	0.58
Coca-Cola Co. (The)	1,112,397	67,711,605	1.19
PepsiCo Inc.	1,538,457	111,076,595	1.95
Other securities[a]		9,712,021	0.17

		221,178,704	3.89

BIOTECHNOLOGY
Amgen Inc.[b]	1,044,581	43,642,594	0.77
Other securities[a]		63,705,562	1.12

		107,348,156	1.89

Security	Shares	Value	% of Net Assets
BUILDING MATERIALS
Other securities[a]		$7,563,907	0.13%

		7,563,907	0.13

CHEMICALS
Other securities[a]		48,857,114	0.86

		48,857,114	0.86

COAL
Other securities[a]		19,125,677	0.34

		19,125,677	0.34

COMMERCIAL SERVICES
Other securities[a]		41,304,289	0.73

		41,304,289	0.73

COMPUTERS
Apple Inc.[b]	844,053	121,121,606	2.13
Dell Inc.[b]	2,156,390	42,955,289	0.76
Hewlett-Packard Co.	1,114,290	50,878,481	0.89
International Business Machines Corp.	944,027	108,695,269	1.91
Other securities[a]		40,597,470	0.72

		364,248,115	6.41

COSMETICS & PERSONAL CARE
Colgate-Palmolive Co.	490,162	38,188,521	0.67
Procter & Gamble Co. (The)	2,009,459	140,802,792	2.47
Other securities[a]		21,348,235	0.38

		200,339,548	3.52

DISTRIBUTION & WHOLESALE
Other securities[a]		1,831,603	0.03

		1,831,603	0.03

DIVERSIFIED FINANCIAL SERVICES
American Express Co.	1,111,905	48,612,487	0.86
Goldman Sachs Group Inc. (The)	246,616	40,787,820	0.72
Other securities[a]		102,085,987	1.79

		191,486,294	3.37

ELECTRIC
Other securities[a]		27,762,914	0.49

		27,762,914	0.49

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		18,365,662	0.32

		18,365,662	0.32

10	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
ELECTRONICS
Other securities[a]		$22,944,159	0.40%

		22,944,159	0.40

ENGINEERING & CONSTRUCTION
Other securities[a]		14,449,328	0.25

		14,449,328	0.25

ENTERTAINMENT
Other securities[a]		12,180,976	0.21

		12,180,976	0.21

FOOD
Other securities[a]		63,846,336	1.12

		63,846,336	1.12

FOREST PRODUCTS & PAPER
Other securities[a]		2,599,753	0.05

		2,599,753	0.05

HAND & MACHINE TOOLS
Other securities[a]		3,989,399	0.07

		3,989,399	0.07

HEALTH CARE - PRODUCTS
Johnson & Johnson	2,719,426	176,409,165	3.10
Medtronic Inc.	1,079,997	52,239,455	0.92
Other securities[a]		117,453,405	2.07

		346,102,025	6.09

HEALTH CARE - SERVICES
UnitedHealth Group Inc.	1,204,218	41,376,930	0.73
Other securities[a]		47,715,139	0.84

		89,092,069	1.57

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		7,156,065	0.13

		7,156,065	0.13

HOME BUILDERS
Other securities[a]		1,708,068	0.03

		1,708,068	0.03

HOME FURNISHINGS
Other securities[a]		2,528,498	0.04

		2,528,498	0.04

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		24,264,667	0.43

		24,264,667	0.43

Security	Shares	Value	% of Net Assets
INSURANCE
American International Group Inc.	1,164,408	$50,360,646	0.88%
Other securities[a]		67,270,282	1.19

		117,630,928	2.07

INTERNET
eBay Inc.[b]	1,074,225	32,054,874	0.56
Google Inc. Class Ab	222,757	98,117,776	1.73
Yahoo! Inc.[b]	1,287,300	37,241,589	0.65
Other securities[a]		46,571,645	0.82

		213,985,884	3.76

IRON & STEEL
Other securities[a]		34,957,419	0.62

		34,957,419	0.62

LEISURE TIME
Other securities[a]		8,701,425	0.15

		8,701,425	0.15

LODGING
Other securities[a]		10,526,525	0.19

		10,526,525	0.19

MACHINERY
Caterpillar Inc.	600,256	46,994,042	0.83
Other securities[a]		47,821,678	0.84

		94,815,720	1.67

MANUFACTURING
3M Co.	482,095	38,157,819	0.67
Other securities[a]		76,185,524	1.34

		114,343,343	2.01

MEDIA
Other securities[a]		76,880,248	1.35

		76,880,248	1.35

METAL FABRICATE & HARDWARE
Other securities[a]		8,113,931	0.14

		8,113,931	0.14

MINING
Freeport-McMoRan Copper & Gold Inc.	368,497	35,456,781	0.62
Other securities[a]		13,750,769	0.25

		49,207,550	0.87

SUMMARY SCHEDULES OF INVESTMENTS	11

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
OFFICE & BUSINESS EQUIPMENT
Other securities[a]		$15,944,749	0.28%

		15,944,749	0.28

OIL & GAS
Apache Corp.	320,513	38,724,381	0.68
Chevron Corp.	1,137,087	97,061,746	1.71
ConocoPhillips	1,499,703	114,292,366	2.01
Devon Energy Corp.	427,526	44,603,788	0.78
Exxon Mobil Corp.	5,134,051	434,238,034	7.64
Occidental Petroleum Corp.	467,306	34,192,780	0.60
Transocean Inc.[b]	305,771	41,340,239	0.73
XTO Energy Inc.	490,392	30,335,650	0.53
Other securities[a]		169,456,077	2.98

		1,004,245,061	17.66

OIL & GAS SERVICES
Halliburton Co.	837,850	32,952,640	0.58
Schlumberger Ltd.	1,150,518	100,095,066	1.76
Other securities[a]		77,278,210	1.36

		210,325,916	3.70

PACKAGING & CONTAINERS
Other securities[a]		7,713,290	0.14

		7,713,290	0.14

PHARMACEUTICALS
Abbott Laboratories	743,815	41,021,397	0.72
Gilead Sciences Inc.[b]	893,556	46,044,941	0.81
Wyeth	888,686	37,111,527	0.65
Other securities[a]		115,377,931	2.03

		239,555,796	4.21

PIPELINES
Other securities[a]		9,383,474	0.17

		9,383,474	0.17

REAL ESTATE
Other securities[a]		3,736,687	0.07

		3,736,687	0.07

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		5,205,520	0.09

		5,205,520	0.09

Security	Shares	Value	% of Net Assets
RETAIL
CVS Caremark Corp.	868,490	$35,182,530	0.62%
Lowe’s Companies Inc.	1,408,632	32,314,018	0.57
McDonald’s Corp.	543,634	30,318,468	0.53
Wal-Mart Stores Inc.	1,294,493	68,193,891	1.20
Other securities[a]		215,678,993	3.79

		381,687,900	6.71

SAVINGS & LOANS
Other securities[a]		4,785,057	0.08

		4,785,057	0.08

SEMICONDUCTORS
Intel Corp.	3,171,034	67,162,500	1.18
Other securities[a]		84,485,827	1.49

		151,648,327	2.67

SOFTWARE
Microsoft Corp.	7,683,198	218,049,159	3.84
Oracle Corp.[b]	3,799,319	74,314,680	1.31
Other securities[a]		102,855,061	1.80

		395,218,900	6.95

TELECOMMUNICATIONS
Cisco Systems Inc.[b]	5,723,926	137,889,377	2.43
QUALCOMM Inc.	1,549,922	63,546,802	1.12
Other securities[a]		41,309,058	0.72

		242,745,237	4.27

TEXTILES
Other securities[a]		2,058,162	0.04

		2,058,162	0.04

TRANSPORTATION
United Parcel Service Inc. Class B	577,273	42,152,474	0.74
Other securities[a]		46,994,065	0.83

		89,146,539	1.57

TOTAL COMMON STOCKS (Cost: $5,775,542,017)		5,677,947,867	99.87

12	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 GROWTH INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.18%[c,d]	5,368,560	$5,368,560	0.09%
BGI Cash Premier Fund LLC 3.22%[c,d,e]	28,819,405	28,819,405	0.51

		34,187,965	0.60

TOTAL SHORT-TERM INVESTMENTS
(Cost: $34,187,965)		34,187,965	0.60

TOTAL INVESTMENTS IN SECURITIES (Cost: $5,809,729,982)		5,712,135,832	100.47

Other Assets, Less Liabilities		(26,968,749)	(0.47)

NET ASSETS		$5,685,167,083	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2008.

[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See
Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	13

Summary Schedule of Investments

iSHARES® S&P 500 VALUE INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$2,625,745	0.07%

		2,625,745	0.07

AEROSPACE & DEFENSE
Boeing Co. (The)	270,987	20,153,303	0.53
Northrop Grumman Corp.	225,772	17,567,319	0.47
Raytheon Co.	285,083	18,419,213	0.49
Other securities[a]		18,772,090	0.50

		74,911,925	1.99

AGRICULTURE
Altria Group Inc.	1,410,103	31,304,287	0.83
Monsanto Co.	175,840	19,606,160	0.52
Philip Morris International Inc.	909,274	45,991,079	1.23
Other securities[a]		16,859,469	0.45

		113,760,995	3.03

AIRLINES
Other securities[a]		6,079,311	0.16

		6,079,311	0.16

APPAREL
Other securities[a]		6,535,997	0.17

		6,535,997	0.17

AUTO MANUFACTURERS
Other securities[a]		19,765,783	0.53

		19,765,783	0.53

AUTO PARTS & EQUIPMENT
Other securities[a]		6,868,498	0.18

		6,868,498	0.18

BANKS
Bank of America Corp.	2,972,891	112,702,298	3.00
Bank of New York Mellon Corp. (The)	763,386	31,856,098	0.85
U.S. Bancorp	1,157,069	37,442,753	1.00
Wachovia Corp.	1,325,737	35,794,899	0.95
Wells Fargo & Co.	2,205,968	64,193,669	1.71
Other securities[a]		102,355,845	2.72

		384,345,562	10.23

Security	Shares	Value	% of Net Assets
BEVERAGES
Coca-Cola Co. (The)	561,474	$34,176,922	0.91%
Other securities[a]		12,119,120	0.32

		46,296,042	1.23

BIOTECHNOLOGY
Other securities[a]		917,315	0.02

		917,315	0.02

BUILDING MATERIALS
Other securities[a]		4,872,548	0.13

		4,872,548	0.13

CHEMICALS
Dow Chemical Co. (The)	628,242	23,150,718	0.61
E.I. du Pont de Nemours and Co.	601,440	28,123,334	0.75
Other securities[a]		30,708,351	0.82

		81,982,403	2.18

COAL
Other securities[a]		4,508,910	0.12

		4,508,910	0.12

COMMERCIAL SERVICES
Other securities[a]		18,637,452	0.50

		18,637,452	0.50

COMPUTERS
Hewlett-Packard Co.	874,059	39,909,534	1.06
International Business Machines Corp.	268,501	30,915,205	0.82
Other securities[a]		32,671,410	0.88

		103,496,149	2.76

COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	658,831	46,164,288	1.23

		46,164,288	1.23

DISTRIBUTION & WHOLESALE
Other securities[a]		6,436,736	0.17

		6,436,736	0.17

DIVERSIFIED FINANCIAL SERVICES
Citigroup Inc.	3,483,833	74,623,703	1.99
JPMorgan Chase & Co.	2,272,985	97,624,706	2.60
Merrill Lynch & Co. Inc.	649,711	26,469,226	0.70

14	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
Morgan Stanley	738,818	$33,763,983	0.90%
Other securities[a]		89,971,016	2.39

		322,452,634	8.58

ELECTRIC
Exelon Corp.	442,285	35,944,502	0.96
FPL Group Inc.	272,269	17,082,157	0.46
Southern Co. (The)	511,145	18,201,873	0.49
Other securities[a]		167,383,244	4.44

		238,611,776	6.35

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		16,227,454	0.43

		16,227,454	0.43

ELECTRONICS
Other securities[a]		28,751,551	0.77

		28,751,551	0.77

ENGINEERING & CONSTRUCTION
Other securities[a]		4,056,938	0.11

		4,056,938	0.11

ENVIRONMENTAL CONTROL
Other securities[a]		13,538,948	0.36

		13,538,948	0.36

FOOD
Kraft Foods Inc.	1,025,525	31,801,530	0.85
Other securities[a]		68,253,599	1.81

		100,055,129	2.66

FOREST PRODUCTS & PAPER
Other securities[a]		22,836,662	0.61

		22,836,662	0.61

GAS
Other securities[a]		13,588,540	0.36

		13,588,540	0.36

HAND & MACHINE TOOLS
Other securities[a]		4,550,131	0.12

		4,550,131	0.12

HEALTH CARE - PRODUCTS
Other securities[a]		29,258,973	0.78

		29,258,973	0.78

HEALTH CARE - SERVICES
Other securities[a]		18,095,211	0.48

		18,095,211	0.48

Security	Shares	Value	% of Net Assets
HOME BUILDERS
Other securities[a]		$8,743,203	0.23%

		8,743,203	0.23

HOME FURNISHINGS
Other securities[a]		4,422,482	0.12

		4,422,482	0.12

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		17,252,227	0.46

		17,252,227	0.46

HOUSEWARES
Other securities[a]		4,269,440	0.11

		4,269,440	0.11

INSURANCE
Allstate Corp. (The)	374,795	18,012,648	0.48
American International Group Inc.	877,369	37,946,209	1.01
MetLife Inc.	474,268	28,579,390	0.76
Travelers Companies Inc. (The)	414,729	19,844,783	0.53
Other securities[a]		132,694,839	3.53

		237,077,869	6.31

INTERNET
Other securities[a]		5,148,207	0.14

		5,148,207	0.14

INVESTMENT COMPANIES
Other securities[a]		4,435,471	0.12

		4,435,471	0.12

IRON & STEEL
Other securities[a]		3,317,170	0.09

		3,317,170	0.09

LEISURE TIME
Other securities[a]		12,786,053	0.34

		12,786,053	0.34

LODGING
Other securities[a]		8,662,568	0.23

		8,662,568	0.23

MACHINERY
Other securities[a]		9,713,801	0.26

		9,713,801	0.26

SUMMARY SCHEDULES OF INVESTMENTS	15

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
MANUFACTURING
General Electric Co.	6,683,573	$247,359,037	6.58%
Honeywell International Inc.	318,575	17,974,001	0.48
Other securities[a]		64,615,196	1.72

		329,948,234	8.78

MEDIA
Comcast Corp. Class A	2,014,196	38,954,551	1.03
Time Warner Inc.	2,392,088	33,537,074	0.89
Walt Disney Co. (The)	717,617	22,518,821	0.60
Other securities[a]		61,047,664	1.63

		156,058,110	4.15

METAL FABRICATE & HARDWARE
Other securities[a]		3,580,864	0.10

		3,580,864	0.10

MINING
Alcoa Inc.	544,387	19,630,595	0.52
Other securities[a]		9,880,403	0.27

		29,510,998	0.79

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		2,982,249	0.08

		2,982,249	0.08

OIL & GAS
Chevron Corp.	597,431	50,996,710	1.36
Occidental Petroleum Corp.	225,390	16,491,786	0.44
Other securities[a]		46,930,345	1.25

		114,418,841	3.05

OIL & GAS SERVICES
Other securities[a]		11,136,975	0.30

		11,136,975	0.30

PACKAGING & CONTAINERS
Other securities[a]		4,450,956	0.12

		4,450,956	0.12

PHARMACEUTICALS
Abbott Laboratories	516,854	28,504,498	0.76
Bristol-Myers Squibb Co.	1,323,733	28,195,513	0.75
Eli Lilly and Co.	423,246	21,835,261	0.58

Security	Shares	Value	% of Net Assets
Merck & Co. Inc.	956,025	$36,281,149	0.97%
Pfizer Inc.	4,524,438	94,696,487	2.52
Other securities[a]		55,006,361	1.46

		264,519,269	7.04

PIPELINES
Other securities[a]		30,328,834	0.81

		30,328,834	0.81

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		84,636,076	2.25

		84,636,076	2.25

RETAIL
McDonald’s Corp.	392,679	21,899,708	0.58
Wal-Mart Stores Inc.	679,605	35,801,591	0.95
Other securities[a]		93,844,677	2.50

		151,545,976	4.03

SAVINGS & LOANS
Other securities[a]		11,145,154	0.30

		11,145,154	0.30

SEMICONDUCTORS
Intel Corp.	1,664,742	35,259,236	0.94
Other securities[a]		50,524,889	1.34

		85,784,125	2.28

SOFTWARE
Other securities[a]		17,052,316	0.45

		17,052,316	0.45

TELECOMMUNICATIONS
AT&T Inc.	4,039,541	154,714,420	4.12
Corning Inc.	778,999	18,727,136	0.50
Verizon Communications Inc.	1,921,046	70,022,127	1.86
Other securities[a]		46,526,827	1.24

		289,990,510	7.72

TEXTILES
Other securities[a]		1,121,108	0.03

		1,121,108	0.03

TOYS, GAMES & HOBBIES
Other securities[a]		7,495,221	0.20

		7,495,221	0.20

16	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® S&P 500 VALUE INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
TRANSPORTATION
Union Pacific Corp.	174,299	$21,853,609	0.58%
United Parcel Service Inc. Class B	290,440	21,207,929	0.57
Other securities[a]		48,568,036	1.29

		91,629,574	2.44

TOTAL COMMON STOCKS
(Cost: $4,086,315,375)		3,743,393,487	99.64

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.18%[b,c]	4,871,553	4,871,553	0.13
BGI Cash Premier Fund LLC 3.22%[b,c,d]	30,278,593	30,278,593	0.81

		35,150,146	0.94

TOTAL SHORT-TERM INVESTMENTS
(Cost: $35,150,146)		35,150,146	0.94

TOTAL INVESTMENTS IN SECURITIES (Cost: $4,121,465,521)		3,778,543,633	100.58
Other Assets, Less Liabilities		(21,802,295)	(0.58)

NET ASSETS		$3,756,741,338	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2008.

[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	This security represents an investment of securities lending collateral. See
Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	17

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2008

	iShares S&P
	500 Index Fund	500 Growth Index Fund	500 Value Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$19,328,663,363	$5,775,542,017	$4,086,315,375
Affiliated issuers (Note 2)	225,449,231	34,187,965	35,150,146

Total cost of investments	$19,554,112,594	$5,809,729,982	$4,121,465,521

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$16,394,984,518	$5,677,947,867	$3,743,393,487
Affiliated issuers (Note 2)	225,449,231	34,187,965	35,150,146

Total value of investments	16,620,433,749	5,712,135,832	3,778,543,633
Receivables:
Investment securities sold	12,354,423	36,566,130	26,065,745
Dividends and interest	24,195,360	3,463,490	8,731,683
Capital shares sold	1,602,818	–	23,074

Total Assets	16,658,586,350	5,752,165,452	3,813,364,135

LIABILITIES
Payables:
Investment securities purchased	10,955,264	37,263,319	25,769,264
Securities related to in-kind transactions (Note 4)	2,036,696	–	–
Collateral for securities on loan (Note 5)	209,186,435	28,819,405	30,278,593
Capital shares redeemed	–	31,126	–
Investment advisory fees (Note 2)	1,393,063	884,519	574,940

Total Liabilities	223,571,458	66,998,369	56,622,797

NET ASSETS	$16,435,014,892	$5,685,167,083	$3,756,741,338

Net assets consist of:
Paid-in capital	$19,719,008,794	$5,988,006,951	$4,210,206,032
Undistributed net investment income	508,412	72,720	436,658
Accumulated net realized loss	(350,823,469)	(205,318,438)	(110,979,464)
Net unrealized depreciation	(2,933,678,845)	(97,594,150)	(342,921,888)

NET ASSETS	$16,435,014,892	$5,685,167,083	$3,756,741,338

Shares outstanding[b]	124,200,000	90,550,000	54,250,000

Net asset value per share	$132.33	$62.78	$69.25

[a]	Securities on loan with market values of $205,832,359, $26,313,826 and $29,566,510, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

18	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2008

	iShares S&P
	500 Index Fund	500 Growth Index Fund	500 Value Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers	$369,520,195	$75,459,784	$112,686,183
Interest from affiliated issuers (Note 2)	1,124,646	287,780	328,561
Securities lending income from unaffiliated issuers	15,073	161	3,682
Securities lending income from affiliated issuers (Note 2)	810,607	85,885	232,562

Total investment income	371,470,521	75,833,610	113,250,988

EXPENSES
Investment advisory fees (Note 2)	17,731,276	9,978,138	7,950,473

Total expenses	17,731,276	9,978,138	7,950,473

Net investment income	353,739,245	65,855,472	105,300,515

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(118,677,093)	(104,393,992)	(58,972,985)
In-kind redemptions	3,500,761,954	205,208,150	513,225,464
Short positions (Note 1)	(2,162)	22,971	(1,582)

Net realized gain	3,382,082,699	100,837,129	454,250,897

Net change in unrealized appreciation (depreciation) on:
Investments	(4,650,113,824)	(404,952,215)	(918,866,908)
Short positions (Note 1)	960	(22,971)	–

Net change in unrealized appreciation (depreciation)	(4,650,112,864)	(404,975,186)	(918,866,908)

Net realized and unrealized loss	(1,268,030,165)	(304,138,057)	(464,616,011)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(914,290,920)	$(238,282,585)	$(359,315,496)

See notes to financial statements.

FINANCIAL STATEMENTS	19

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares S&P 500 Index Fund		iShares S&P 500 Growth Index Fund
	Year ended March 31, 2008	Year ended March 31, 2007	Year ended March 31, 2008	Year ended March 31, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$353,739,245	$326,290,529	$65,855,472	$51,821,440
Net realized gain	3,382,082,699	1,069,845,201	100,837,129	113,609,780
Net change in unrealized appreciation (depreciation)	(4,650,112,864)	553,312,401	(404,975,186)	139,559,175

Net increase (decrease) in net assets resulting from operations	(914,290,920)	1,949,448,131	(238,282,585)	304,990,395

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(354,510,558)	(324,889,572)	(66,102,111)	(51,878,684)

Total distributions to shareholders	(354,510,558)	(324,889,572)	(66,102,111)	(51,878,684)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	19,091,665,615	4,837,232,258	2,460,837,443	1,323,154,587
Cost of shares redeemed	(20,005,350,295)	(4,509,703,774)	(940,718,890)	(521,117,611)

Net increase (decrease) in net assets from capital share transactions	(913,684,680)	327,528,484	1,520,118,553	802,036,976

INCREASE (DECREASE) IN NET ASSETS	(2,182,486,158)	1,952,087,043	1,215,733,857	1,055,148,687

NET ASSETS
Beginning of year	18,617,501,050	16,665,414,007	4,469,433,226	3,414,284,539

End of year	$16,435,014,892	$18,617,501,050	$5,685,167,083	$4,469,433,226

Undistributed net investment income included in net assets at end of year	$508,412	$181,104	$72,720	$2,185

SHARES ISSUED AND REDEEMED
Shares sold	133,800,000	36,200,000	35,850,000	21,250,000
Shares redeemed	(140,550,000)	(33,850,000)	(14,450,000)	(8,350,000)

Net increase (decrease) in shares outstanding	(6,750,000)	2,350,000	21,400,000	12,900,000

See notes to financial statements.

20	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares S&P 500 Value Index Fund
	Year ended March 31, 2008	Year ended March 31, 2007
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$105,300,515	$83,965,339
Net realized gain	454,250,897	168,873,963
Net change in unrealized appreciation (depreciation)	(918,866,908)	311,292,540

Net increase (decrease) in net assets resulting from operations	(359,315,496)	564,131,842

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(104,826,503)	(83,910,417)

Total distributions to shareholders	(104,826,503)	(83,910,417)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,602,161,754	1,768,793,257
Cost of shares redeemed	(1,880,354,481)	(838,662,278)

Net increase (decrease) in net assets from capital share transactions	(278,192,727)	930,130,979

INCREASE (DECREASE) IN NET ASSETS	(742,334,726)	1,410,352,404

NET ASSETS
Beginning of year	4,499,076,064	3,088,723,660

End of year	$3,756,741,338	$4,499,076,064

Undistributed net investment income included in net assets at end of year	$436,658	$50,987

SHARES ISSUED AND REDEEMED
Shares sold	20,900,000	24,100,000
Shares redeemed	(24,700,000)	(11,100,000)

Net increase (decrease) in shares outstanding	(3,800,000)	13,000,000

See notes to financial statements.

FINANCIAL STATEMENTS	21

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500 Index Fund
	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004

Net asset value, beginning of year	$142.17	$129.59	$117.89	$112.92	$85.04

Income from investment operations:
Net investment income	2.75 [a]	2.51 [a]	2.16	2.20	1.66
Net realized and unrealized gain (loss)[b]	(9.75)	12.57	11.46	5.23	27.91

Total from investment operations	(7.00)	15.08	13.62	7.43	29.57

Less distributions from:
Net investment income	(2.84)	(2.50)	(1.89)	(2.46)	(1.69)
Return of capital	–	–	(0.03)	–	–

Total distributions	(2.84)	(2.50)	(1.92)	(2.46)	(1.69)

Net asset value, end of year	$132.33	$142.17	$129.59	$117.89	$112.92

Total return	(5.11)%	11.75%	11.62%	6.63%	34.93%

Ratios/Supplemental data:
Net assets, end of year (000s)	$16,435,015	$18,617,501	$16,665,414	$12,513,826	$8,491,679
Ratio of expenses to average net assets	0.09%	0.09%	0.10%	0.09%	0.09%
Ratio of net investment income to average net assets	1.89%	1.86%	1.78%	2.02%	1.66%
Portfolio turnover rate[c]	4%	5%	7%	6%	3%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

22	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares S&P 500 Growth Index Fund
	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004

Net asset value, beginning of year	$64.63	$60.70	$56.55	$55.47	$44.38

Income from investment operations:
Net investment income	0.80 [a]	0.84 [a]	0.74	1.01	0.61
Net realized and unrealized gain (loss)[b]	(1.86)	3.90	4.07	1.17	11.10

Total from investment operations	(1.06)	4.74	4.81	2.18	11.71

Less distributions from:
Net investment income	(0.79)	(0.81)	(0.66)	(1.10)	(0.62)

Total distributions	(0.79)	(0.81)	(0.66)	(1.10)	(0.62)

Net asset value, end of year	$62.78	$64.63	$60.70	$56.55	$55.47

Total return	(1.74)%	7.86%	8.54%	3.95%	26.46%

Ratios/Supplemental data:
Net assets, end of year (000s)	$5,685,167	$4,469,433	$3,414,285	$2,341,101	$1,469,921
Ratio of expenses to average net assets	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of net investment income to average net assets	1.19%	1.35%	1.28%	1.93%	1.22%
Portfolio turnover rate[c]	26%	23%	12%	22%	14%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	23

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

		iShares S&P 500 Value Index Fund

	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004

Net asset value, beginning of year	$77.50	$68.56	$60.91	$57.02	$40.36

Income from investment operations:
Net investment income	1.86 [a]	1.60 [a]	1.36	1.11	0.91
Net realized and unrealized gain (loss)[b]	(8.24)	8.88	7.48	4.04	16.68

Total from investment operations	(6.38)	10.48	8.84	5.15	17.59

Less distributions from:
Net investment income	(1.87)	(1.54)	(1.19)	(1.26)	(0.93)

Total distributions	(1.87)	(1.54)	(1.19)	(1.26)	(0.93)

Net asset value, end of year	$69.25	$77.50	$68.56	$60.91	$57.02

Total return	(8.47)%	15.43%	14.63%	9.10%	43.80%

Ratios/Supplemental data:
Net assets, end of year (000s)	$3,756,741	$4,499,076	$3,088,724	$2,704,486	$1,898,846
Ratio of expenses to average net assets	0.18%	0.18%	0.18%	0.18%	0.18%
Ratio of net investment income to average net assets	2.38%	2.18%	2.12%	1.95%	1.91%
Portfolio turnover rate[c]	20%	20%	7%	5%	5%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

24	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares S&P 500, iShares S&P 500 Growth and iShares S&P 500 Value Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act, except for the iShares S&P 500 Growth Index Fund, which is classified as a non-diversified fund. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

NOTES TO FINANCIAL STATEMENTS	25

Notes to Financial Statements (Continued)

iSHARES® TRUST

Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

As of March 31, 2008, the tax year-end of the Funds, the components of net accumulated losses on a tax basis were as follows:

iShares Index Fund	Undistributed Ordinary Income	Unrealized Depreciation	Capital and Other Losses	Net Accumulated Losses
S&P 500	$–	$(3,137,799,459)	$(146,194,443)	$(3,283,993,902)
S&P 500 Growth	–	(157,372,262)	(145,467,606)	(302,839,868)
S&P 500 Value	346,703	(424,852,282)	(28,959,115)	(453,464,694)

For the years ended March 31, 2008 and March 31, 2007, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended March 31, 2008.

26	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

From November 1, 2007 to March 31, 2008, the Funds incurred net realized capital losses. As permitted by tax regulations, these Funds have elected to defer those losses and treat them as arising in the year ending March 31, 2009, as follows:

iShares Index Fund	Deferred Net Realized Capital Losses
S&P 500	$7,707,864
S&P 500 Growth	91,037,118
S&P 500 Value	1,379,767

The Funds had tax basis net capital loss carryforwards as of March 31, 2008, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Total
S&P 500	$72,624,224	$24,267,905	$–	$41,594,450	$–	$138,486,579
S&P 500 Growth	–	11,080,019	2,989,823	40,360,646	–	54,430,488
S&P 500 Value	5,812,787	21,337,049	–	–	429,512	27,579,348

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the year ended March 31, 2008, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the year ended March 31, 2008 are disclosed in the Funds’ Statements of Operations.

As of March 31, 2008, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
S&P 500	$19,758,233,208	$–	$(3,137,799,459)	$(3,137,799,459)
S&P 500 Growth	5,869,508,094	349,307,702	(506,679,964)	(157,372,262)
S&P 500 Value	4,203,395,915	108,394,736	(533,247,018)	(424,852,282)

The Funds adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in a tax position taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosures of tax positions, along with accounting for the related interest and penalties. Management has reviewed the tax positions as of March 31, 2008, inclusive of the prior three open tax return years, and has determined that the implementation of FIN 48 did not have a material impact on the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	27

Notes to Financial Statements (Continued)

iSHARES® TRUST

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

SHORT POSITIONS

From time to time, in order to track the performance of their respective benchmark index, the Funds may sell non-index securities that they will receive through corporate actions occurring on the opening of market trading on the following business day. Such short positions are valued consistent with how securities are valued as described under “Security Valuation.” The obligation to deliver the securities is recorded as a liability on the Funds’ Statements of Assets and Liabilities and is equal to the current market value of the securities to be delivered. Any market fluctuations between the value of the obligation to sell these securities and the current market value are reflected as unrealized appreciation (depreciation) in the Funds’ Statements of Operations. Upon receipt of the securities related to corporate actions, the Funds record a realized gain (loss). Details of the short positions resulting from the non-index securities sold by the Funds, if any, are included in their respective Summary Schedules of Investments.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
S&P 500	0.0945%
S&P 500 Growth	0.18
S&P 500 Value	0.18

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as

28	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

securities lending agent for the Funds. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended March 31, 2008, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
S&P 500	$825,680
S&P 500 Growth	86,046
S&P 500 Value	236,244

Cross trades for the year ended March 31, 2008, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

Each Fund may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 5 for additional information regarding the Premier Fund.

As of March 31, 2008, certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2008 were as follows:

iShares Index Fund	Purchases	Sales
S&P 500	$1,057,292,621	$834,134,727
S&P 500 Growth	1,475,274,770	1,437,925,686
S&P 500 Value	967,335,812	889,115,678

NOTES TO FINANCIAL STATEMENTS	29

Notes to Financial Statements (Continued)

iSHARES® TRUST

In-kind transactions (see Note 4) for the year ended March 31, 2008 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
S&P 500	$19,037,611,032	$19,886,658,090
S&P 500 Growth	2,454,770,638	937,658,129
S&P 500 Value	1,595,676,643	1,877,115,581

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes a substantial replication, or a portfolio sampling representation, of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

During the year ended March 31, 2008, the Funds received cash as collateral for securities loaned. The cash collateral received was invested in a joint account and/or in the Premier Fund. Pursuant to an exemptive order issued by the SEC, a portion of the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements are fully collateralized by U.S. government securities or non-U.S. government debt securities. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

The market value of the securities on loan as of March 31, 2008 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

30	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

6. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENT

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not believe that the adoption of this standard will have a material impact on the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	31

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares S&P 500 Index Fund, iShares S&P 500 Growth Index Fund and iShares S&P 500 Value Index Fund (the “Funds”), at March 31, 2008, the results of each of their operations and the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2008

32	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, the following percentages of the income dividends paid by the Funds during the fiscal year ended March 31, 2008 qualified for the dividends-received deduction:

iShares Index Fund	Dividends- Received Deduction

S&P 500	100.00%

S&P 500 Growth	100.00

S&P 500 Value	100.00

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2008:

iShares Index Fund	Qualified Dividend Income

S&P 500	$354,510,558

S&P 500 Growth	66,102,111

S&P 500 Value	104,826,503

In January 2009, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2008. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

TAX INFORMATION	33

Supplemental Information (Unaudited)

iSHARES® TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. Market price information was not available for the Funds on August 13, 2003 because the American Stock Exchange was closed due to a New York blackout on that day. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares S&P 500 Index Fund

Period Covered: January 1, 2003 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	4	0.30%
Greater than 0.5% and Less than 1.0%	5	0.38
Between 0.5% and –0.5%	1,302	98.79
Less than –0.5% and Greater than –1.0%	2	0.15
Less than –1.0% and Greater than –1.5%	4	0.30
Less than –1.5%	1	0.08

	1,318	100.00%

34	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares S&P 500 Growth Index Fund

Period Covered: January 1, 2003 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	2	0.15%
Greater than 1.0% and Less than 1.5%	1	0.08
Greater than 0.5% and Less than 1.0%	9	0.68
Between 0.5% and –0.5%	1,298	98.48
Less than –0.5% and Greater than –1.0%	3	0.23
Less than –1.0% and Greater than –1.5%	3	0.23
Less than –1.5%	2	0.15

	1,318	100.00%

iShares S&P 500 Value Index Fund

Period Covered: January 1, 2003 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	1	0.08%
Greater than 1.0% and Less than 1.5%	1	0.08
Greater than 0.5% and Less than 1.0%	5	0.38
Between 0.5% and –0.5%	1,304	98.92
Less than –0.5% and Greater than –1.0%	3	0.23
Less than –1.0% and Greater than –1.5%	2	0.15
Less than –1.5% and Greater than –2.0%	1	0.08
Less than –2.0%	1	0.08

	1,318	100.00%

SUPPLEMENTAL INFORMATION	35

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each Officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds (“BGIF”) and Master Investment Portfolio (“MIP”) are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and oversees 156 portfolios within the fund complex. In addition, Lee T. Kranefuss serves as a Trustee for BGIF and MIP and oversees an additional 24 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee and Officer is c/o Barclays Global Investors, N.A., 400 Howard Street, San Francisco, California 94105. The Board has designated George G.C. Parker as its Lead Independent Trustee. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees and Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Lee T. Kranefuss, 1961	Trustee and Chairman (since 2003).	Global Chief Executive Officer, iShares/Intermediary Groups of BGI (since 2008); Chief Executive Officer, iShares Intermediary Index and Market Group of BGI (2005-2008); Chief Executive Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (2003-2005); Director of BGFA (since 2005); Director, President and Chief Executive Officer of Barclays Global Investors International, Inc. (since 2005); Director and Chairman of Barclays Global Investors Services (since 2005).	Director of iShares, Inc. (since 2003); Trustee of BGlF and MIP (since 2001).

*John E. Martinez, 1962	Trustee (since 2003).	Co-Chief Executive Officer of Global Index and Markets Group of BGI (2001-2003); Chairman of Barclays Global Investors Services (2000-2003); Director, Barclays Global Investors UK Holdings, Inc. (2000-2003).	Director of iShares, Inc. (since 2003); Director of Real Estate Equity Exchange (since 2005); Chairman, Independent Review Committee, Canadian iShares Funds (since 2007).

*	Lee T. Kranefuss and John E. Martinez are deemed to be “interested persons” (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds’ investment adviser; BGI, the parent company of BGFA; and Barclays Global Investors Services, an affiliate of BGFA and BGI.

36	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
George G.C. Parker, 1939	Trustee (since 2000); Lead Independent Trustee (since 2006).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University Graduate School of Business (since 1994).	Director of iShares, Inc. (since 2002); Director of Continental Airlines, Inc. (since 1996); Director of Community First Financial Group (since 1995); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of NETGEAR, Inc. (since 2007).

Cecilia H. Herbert, 1949	Trustee (since 2005).	Chair of Investment Committee Archdiocese of San Francisco (1994-2005); Director (since 1998) and President (since 2007) of the Board of Directors, Catholic Charities CYO; Trustee of Pacific Select Funds (2004-2005); Trustee of the Montgomery Funds (1992-2003); Trustee (since 2005) and Chair of the Finance and Investment Committees (since 2006) of the Thacher School.	Director of iShares, Inc. (since 2005).

Charles A. Hurty, 1943	Trustee (since 2005).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio) (since 2002); Director of CSFB Alternative Investments Fund (6 portfolios) (since 2005).

John E. Kerrigan, 1955	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002); Managing Director, Merrill Lynch (1994-2002).	Director of iShares, Inc. (since 2005); Member of Advisory Council for Commonfund Distressed Debt Partners II (since 2004).

TRUSTEE AND OFFICER INFORMATION	37

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Robert H. Silver, 1955	Trustee (since 2007).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non-Investor Advisory Board of Russia Partners II, LP (since 2006); President and Chief Operating Officer (2003-2005) and Director (1999-2005) of UBS Financial Services, Inc.; President and Chief Executive Officer of UBS Services USA, LLC (1999-2005); Managing Director, UBS America, Inc. (2000-2005); Director and Vice Chairman of the YMCA of Greater NYC (since 2001); Broadway Producer (since 2006).	Director of iShares, Inc. (since 2007); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (since 2006).

Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held

Michael A. Latham, 1965	President (since 2007).	Head of Americas iShares (since 2007); Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (2003-2007); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (since 2005).	None.

Geoffrey D. Flynn, 1956	Treasurer and Chief Financial Officer (since 2007).	Chief Operating Officer, U.S. iShares, BGI (since 2008); Director, Mutual Fund Operations, BGI (2007-2008); President, Van Kampen Investors Services (2003-2007); Managing Director, Morgan Stanley (2002-2007); President, Morgan Stanley Trust, FSB (2002-2007).	None.

38	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers (Continued)

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Eilleen M. Clavere, 1952	Secretary (since 2007).	Head of Legal Administration of Intermediary Investors Business of BGI (since 2006); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel of Kirkpatrick & Lockhart LLP (2001-2005).	None.

Ira P. Shapiro, 1963	Vice President and Chief Legal Officer (since 2007).	Associate General Counsel, BGI (since 2004); First Vice President of Merrill Lynch Investment Managers (1993-2004).	None.

Amy Schioldager, 1962	Executive Vice President (since 2007).	Head of U.S. Indexing, BGI (since 2006); Head of Domestic Equity Portfolio Management, BGI (2001-2006).	None.

H. Michael Williams, 1960	Executive Vice President (since 2007).	Vice Chairman – Capital Markets, BGI (since 2008); Head of Global Index and Markets Group of BGI (2006-2008); Global Head of Securities Lending, BGI (2002-2006).	Trustee of BGIF and MIP (since 2007); Trustee, University of California, Berkeley Foundation; Executive Board, College of Letters and Science, University of California, Berkeley.

Patrick O’Connor, 1967	Vice President (since 2007).	Head of iShares Portfolio Management, BGI (since 2006); Senior Portfolio Manager, BGI (1999-2006).	None.

Lee Sterne, 1965	Vice President (since 2007).	Head of U.S. Fixed Income Index and iShares, BGI (since 2007); Senior Portfolio Manager, BGI (2004-2007); Portfolio Manager, BGI (2001-2004).	None.

Matt Tucker, 1972	Vice President (since 2007).	Head of U.S. Fixed Income Investment Solutions, BGI (since 2005); Fixed Income Investment Strategist, BGI (2003-2005); Fixed Income Portfolio Manager, BGI (1997-2003).	None.

TRUSTEE AND OFFICER INFORMATION	39

Notes:

40	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares S&P North American Natural Resources Sector (IGE)

iShares S&P North American Technology-Multimedia Networking (IGN)

iShares S&P North American Technology- Semiconductors (IGW)

iShares S&P North American Technology- Software (IGV)

iShares S&P North American Technology Sector (IGM)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. (IYY)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares FTSE NAREIT Industrial/Office (FIO)

iShares FTSE NAREIT Mortgage REITs (REM)

iShares FTSE NAREIT Real Estate 50 (FTY)

iShares FTSE NAREIT Residential (REZ)

iShares FTSE NAREIT Retail (RTL)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Consumer Discretionary Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Infrastructure (IGF)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap (IWC)

iShares International Country Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI Chile (ECH)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Israel Capped Investable Market (EIS)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Japan Small Cap (SCJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI Thailand Investable Market (THD)

iShares MSCI Turkey Investable Market (TUR)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman Short Treasury (SHV)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 3-7 Year Treasury (IEI)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 10-20 Year Treasury (TLH)

iShares Lehman 20+ Year Treasury (TLT)

iShares Lehman TIPS (TIP)

iShares Lehman Credit (CFT)

iShares Lehman 1-3 Year Credit (CSJ)

iShares Lehman Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade Corporate (LQD)

iShares iBoxx $ High Yield Corporate (HYG)

iShares Lehman Government/Credit (GBF)

iShares Lehman Intermediate Government/Credit (GVI)

iShares Lehman MBS (MBB)

iShares S&P National Municipal (MUB)

iShares S&P California Municipal (CMF)

iShares S&P New York Municipal (NYF)

iShares JPMorgan USD Emerging Markets (EMB)

iShares Specialty Index Funds

iShares KLD 400 Social (DSI)

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones EPAC Select Dividend (IDV)

iShares S&P U.S. Preferred Stock (PFF)

iShares International Index Funds

iShares FTSE Developed Small Cap ex-North America (IFSM)

iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. (IFGL)

iShares FTSE EPRA/NAREIT North America (IFNA)

iShares FTSE EPRA/NAREIT Europe (IFEU)

iShares FTSE EPRA/NAREIT Asia (IFAS)

iShares MSCI ACWI (ACWI)

iShares MSCI ACWI ex US (ACWX)

iShares MSCI BRIC (BKF)

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI EAFE Small Cap (SCZ)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Kokusai (TOK)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Asia 50 (AIA)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares S&P World ex-U.S. Property (WPS)

iSHARES FAMILY OF FUNDS	41

The iShares® Family of Funds (Continued)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., KLD Research & Analytics, Inc., MSCI Inc., Morningstar Inc., The NASDAQ Stock Market, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50 Index, FTSE NAREIT Residential Index, FTSE NAREIT Retail Index, FTSE NAREIT Mortgage REITs Index or FTSE NAREIT Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT; “EPRA®” is a trademark of EPRA.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2008 Annual Report.

6712-iS-0408

42	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the iShares Funds. BGFA is a subsidiary of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Standard & Poor’s, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the company listed above.

©2008 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the

Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission

(SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request by calling toll-free

1-800-474-2737.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

For more information visit our website

or call 1-800-iShares (1-800-474-2737)

www.iShares.com

BGI-F-079-05008

iSHARES® RUSSELL SERIES

2008 Annual Report to Shareholders - March 31, 2008

iShares Russell 1000 Index Fund

iShares Russell 1000 Growth Index Fund

iShares Russell 1000 Value Index Fund

iShares Russell 2000 Index Fund

iShares Russell 2000 Growth Index Fund

iShares Russell 2000 Value Index Fund

Management’s Discussion of Fund Performance

iSHARES® RUSSELL 1000 INDEX FUNDS

Performance as of March 31, 2008

	Average Annual Total Returns
	Year Ended 3/31/08			Five Years Ended 3/31/08			Inception to 3/31/08

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

Russell 1000	(5.47)%	(5.52)%	(5.40)%	11.72%	11.73%	11.86%	0.75%	0.73%	0.88%
Russell 1000 Growth	(0.91)%	(0.89)%	(0.75)%	9.75%	9.78%	9.96%	(3.85)%	(3.86)%	(3.66)%
Russell 1000 Value	(10.09)%	(10.10)%	(9.99)%	13.49%	13.48%	13.68%	5.56%	5.56%	5.74%

	Cumulative Total Returns
	Year Ended 3/31/08			Five Years Ended 3/31/08			Inception to 3/31/08

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

Russell 1000	(5.47)%	(5.52)%	(5.40)%	74.02%	74.15%	75.13%	6.03%	5.92%	7.14%
Russell 1000 Growth	(0.91)%	(0.89)%	(0.75)%	59.24%	59.43%	60.75%	(26.58)%	(26.60)%	(25.39)%
Russell 1000 Value	(10.09)%	(10.10)%	(9.99)%	88.28%	88.20%	89.88%	53.03%	52.97%	55.10%

Total returns for the periods since inception are calculated from the inception date of each Fund (5/15/00, 5/22/00 and 5/22/00, respectively). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/19/00, 5/26/00 and 5/26/00, respectively), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	1

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 1000 INDEX FUNDS

The iShares Russell 1000 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000® Index (the “Index”). The Index measures the performance of the large-capitalization sector of the U.S. equity market. The Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 1,000 largest companies in the Russell 3000® Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2008 (the “reporting period”), the Fund declined 5.47%, while the Index declined 5.40%.

PORTFOLIO ALLOCATION As of 3/31/08
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	20.81%

Financial	16.66

Energy	12.99

Industrial	12.95

Technology	10.77

Communications	10.54

Consumer Cyclical	7.97

Utilities	3.74

Basic Materials	3.33

Diversified	0.06

Short-Term and Other Net Assets	0.18

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/08
Security	Percentage of Net Assets
Exxon Mobil Corp.	3.43%

General Electric Co.	2.88

AT&T Inc.	1.79

Microsoft Corp.	1.76

Procter & Gamble Co. (The)	1.67

Johnson & Johnson	1.42

Chevron Corp.	1.39

Bank of America Corp.	1.27

International Business Machines Corp.	1.19

Pfizer Inc.	1.11

TOTAL	17.91%

2	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 1000 INDEX FUNDS

The iShares Russell 1000 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000® Growth Index (the “Growth Index”). The Growth Index measures the performance of the large-capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the Russell 1000 Index and measures the performance of equity securities issued by those Russell 1000 Index companies with relatively higher price-to-book ratios and higher forecasted growth. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the reporting period, the Growth Fund declined 0.91%, while the Growth Index declined 0.75%.

PORTFOLIO ALLOCATION As of 3/31/08
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	25.98%

Technology	18.93

Industrial	13.35

Communications	11.05

Consumer Cyclical	10.78

Energy	9.40

Financial	6.62

Basic Materials	2.46

Utilities	1.30

Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/08
Security	Percentage of Net Assets
Microsoft Corp.	3.39%

Cisco Systems Inc.	2.13

International Business Machines Corp.	1.82

Apple Inc.	1.80

Intel Corp.	1.79

PepsiCo Inc.	1.71

Hewlett-Packard Co.	1.64

Schlumberger Ltd.	1.49

Google Inc. Class A	1.47

Wal-Mart Stores Inc.	1.36

TOTAL	18.60%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	3

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 1000 INDEX FUNDS

The iShares Russell 1000 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 1000® Value Index (the “Value Index”). The Value Index measures the performance of the large-capitalization value sector of the U.S. equity market. The Value Index is a subset of the Russell 1000 Index and measures the performance of equity securities issued by those Russell 1000 Index companies with relatively lower price-to-book ratios and lower forecasted growth. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the reporting period, the Value Fund declined 10.09%, while the Value Index declined 9.99%.

PORTFOLIO ALLOCATION As of 3/31/08
Sector*	Percentage of Net Assets
Financial	27.59%

Energy	16.89

Consumer Non-Cyclical	15.22

Industrial	12.52

Communications	9.98

Utilities	6.38

Consumer Cyclical	4.89

Basic Materials	4.26

Technology	1.93

Diversified	0.12

Short-Term and Other Net Assets	0.22

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/08
Security	Percentage of Net Assets
Exxon Mobil Corp.	5.69%

General Electric Co.	5.35

AT&T Inc.	3.73

Chevron Corp.	2.90

Bank of America Corp.	2.66

Pfizer Inc.	2.32

JPMorgan Chase & Co.	2.32

Procter & Gamble Co. (The)	2.10

ConocoPhillips	1.97

Johnson & Johnson	1.85

TOTAL	30.89%

Domestic equity markets declined for the 12-month period ending March 31, 2008, against a backdrop of increasing volatility. The volatility was fueled by problems in the subprime mortgage industry which led to a “credit crunch” and spread to broader areas of the economy as the reporting period progressed. Many banks and financial institutions announced large subprime-related losses, some financial institutions struggled under the weight of deteriorating credit conditions, and corporate earnings growth slowed. Energy and commodity prices climbed as the U.S. dollar declined, driving inflation worries despite evidence of slowing economic activity. Responding to signs of a slowing economy, the Federal Reserve (the “Fed”) took decisive action. The Fed lowered its federal funds target rate for the first time since June 2003, cutting rates six times in the final seven months of the reporting period bringing the rate down to 2.25%. Late in the first quarter of 2008, the Fed also made less routine moves, initiating several actions aimed at increasing liquidity levels in financial markets.

In this market environment, large-capitalization stocks generally outperformed small-capitalization stocks and growth stocks generally outperformed value stocks.

Within the Index, sector performance was mixed for the reporting period. Energy was the strongest performing sector, benefiting from escalating energy prices during the reporting period as the price of oil topped $100 per barrel by the end of the period. The materials sector also delivered gains, as did consumer staples, a sector that is traditionally resilient during times of slower economic conditions. Financials represented the poorest performing sector group, followed by the consumer discretionary sector, which is typically sensitive to weak economic environments. The telecommunication services sector also declined for the reporting period.

4	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 1000 INDEX FUNDS

Within the Growth Index, two of the stronger performing sectors were materials and energy. Consumer staples also contributed positively to performance. The consumer discretionary and financials sectors were large detractors to performance, and telecommunication services also logged a steep decline.

Within the Value Index, the strongest gains by far came from the energy sector. Consumer staples also logged modest gains. The financials sector suffered the biggest decline, and its effect on the performance for the Value Index was even further magnified by its large representation within the Value Index. The consumer discretionary and information technology sectors also suffered large declines during the period.

The majority of the Fund’s ten largest holdings as of March 31, 2008, delivered gains for the reporting period. International Business Machines Corp. posted the largest gains, followed by diversified oil companies Chevron Corp. and Exxon Mobil Corp. Consumer staples company Procter & Gamble Co. also performed well. Financial company Bank of America Corp. and pharmaceutical company Pfizer Inc. were the only decliners for the reporting period.

Among the Growth Fund’s ten largest holdings, most posted positive returns for the reporting period. Apple Inc. posted the strongest gains by far. International Business Machines Corp. and beverage maker PepsiCo Inc. also performed well, as did Hewlett-Packard Co. Cisco Systems Inc. and the Class A shares of Google Inc. were amongst the decliners.

Among the Value Fund’s ten largest holdings, performance was mostly positive for the reporting period. Diversified oil companies Chevron Corp., Exxon Mobil Corp. and ConocoPhillips were the strongest performers. Consumer staples company Procter & Gamble Co. also posted strong gains. Bank of America Corp. and pharmaceutical company Pfizer Inc. were the largest decliners for the reporting period, followed by financial company JPMorgan Chase & Co.

*	Sector classifications used to describe the portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance

iSHARES® RUSSELL 2000 INDEX FUNDS

Performance as of March 31, 2008

	Average Annual Total Returns
	Year Ended 3/31/08			Five Years Ended 3/31/08			Inception to 3/31/08

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

Russell 2000	(12.89)%	(12.79)%	(13.00)%	14.78%	14.85%	14.90%	6.06%	6.05%	6.25%
Russell 2000 Growth	(9.03)%	(8.90)%	(8.94)%	14.06%	14.11%	14.24%	(1.05)%	(1.04)%	(0.85)%
Russell 2000 Value	(16.94)%	(16.90)%	(16.88)%	15.21%	15.21%	15.45%	10.69%	10.68%	10.96%

	Cumulative Total Returns
	Year Ended 3/31/08			Five Years Ended 3/31/08			Inception to 3/31/08

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

Russell 2000	(12.89)%	(12.79)%	(13.00)%	99.26%	99.80%	100.25%	58.74%	58.68%	61.08%
Russell 2000 Growth	(9.03)%	(8.90)%	(8.94)%	93.09%	93.51%	94.59%	(7.80)%	(7.74)%	(6.32)%
Russell 2000 Value	(16.94)%	(16.90)%	(16.88)%	102.99%	103.01%	105.06%	118.36%	118.19%	122.49%

Total returns for the periods since inception are calculated from the inception date of each Fund (5/22/00, 7/24/00 and 7/24/00, respectively). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/26/00, 7/28/00 and 7/28/00, respectively), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

6	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 2000 INDEX FUNDS

The iShares Russell 2000 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000® Index (the “Index”). The Index measures the performance of the small-capitalization sector of the U.S. equity market. The Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 2,000 smallest companies in the Russell 3000 Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2008 (the “reporting period”), the Fund declined 12.89%, while the Index declined 13.00%.

PORTFOLIO ALLOCATION As of 3/31/08
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	21.13%

Financial	19.50

Industrial	15.06

Consumer Cyclical	11.61

Technology	8.81

Communications	8.10

Energy	7.17

Basic Materials	4.76

Utilities	3.10

Diversified	0.56

Short-Term and Other Net Assets	0.20

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/08
Security	Percentage of Net Assets
Hologic Inc.	0.60%

CF Industries Holdings Inc.	0.51

Priceline.com Inc.	0.41

Illumina Inc.	0.36

FLIR Systems Inc.	0.35

Exterran Holdings Inc.	0.34

Petrohawk Energy Corp.	0.34

Bucyrus International Inc. Class A	0.34

BioMarin Pharmaceutical Inc.	0.30

FTI Consulting Inc.	0.30

TOTAL	3.85%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 2000 INDEX FUNDS

The iShares Russell 2000 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000® Growth Index (the “Growth Index”). The Growth Index measures the performance of the small-capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the Russell 2000 Index and measures the performance of equity securities issued by those Russell 2000 Index companies with relatively higher price-to-book ratios and higher forecasted growth. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the reporting period, the Growth Fund declined 9.03%, while the Growth Index declined 8.94%.

PORTFOLIO ALLOCATION As of 3/31/08
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	28.35%

Industrial	16.52

Consumer Cyclical	12.79

Technology	11.74

Communications	9.87

Energy	8.31

Financial	7.76

Basic Materials	3.20

Diversified	0.71

Utilities	0.65

Short-Term and Other Net Assets	0.10

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/08
Security	Percentage of Net Assets
Hologic Inc.	1.16%

Priceline.com Inc.	0.78

Illumina Inc.	0.70

FLIR Systems Inc.	0.68

Bucyrus International Inc. Class A	0.65

BioMarin Pharmaceutical Inc.	0.58

FTI Consulting Inc.	0.58

Terra Industries Inc.	0.57

Walter Industries Inc.	0.56

Chipotle Mexican Grill Inc. Class B	0.55

TOTAL	6.81%

8	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 2000 INDEX FUNDS

The iShares Russell 2000 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 2000® Value Index (the “Value Index”). The Value Index measures the performance of the small-capitalization value sector of the U.S. equity market. The Value Index is a subset of the Russell 2000 Index and measures the performance of equity securities issued by those Russell 2000 Index companies with relatively lower price-to-book ratios and lower forecasted growth. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the reporting period, the Value Fund declined 16.94%, while the Value Index declined 16.88%.

PORTFOLIO ALLOCATION As of 3/31/08
Sector*	Percentage of Net Assets
Financial	32.08%

Industrial	13.49

Consumer Non-Cyclical	13.36

Consumer Cyclical	10.31

Basic Materials	6.54

Communications	6.15

Energy	5.96

Utilities	5.73

Technology	5.68

Diversified	0.41

Short-Term and Other Net Assets	0.29

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/08
Security	Percentage of Net Assets
CF Industries Holdings Inc.	0.95%

Exterran Holdings Inc.	0.71

SAIC Inc.	0.57

Whiting Petroleum Corp.	0.50

Realty Income Corp.	0.47

AptarGroup Inc.	0.45

Aspen Insurance Holdings Ltd.	0.43

Westar Energy Inc.	0.42

Senior Housing Properties Trust	0.41

Oil States International Inc.	0.41

TOTAL	5.32%

Domestic equity markets declined for the 12-month period ending March 31, 2008, against a backdrop of increasing volatility. The volatility was fueled by problems in the subprime mortgage industry which led to a “credit crunch” and spread to broader areas of the economy as the reporting period progressed. Many banks and financial institutions announced large subprime-related losses, some financial institutions struggled under the weight of deteriorating credit conditions, and corporate earnings growth slowed. Energy and commodity prices climbed as the U.S. dollar declined, driving inflation worries despite evidence of slowing economic activity. Responding to signs of a slowing economy, the Federal Reserve (the “Fed”) took decisive action. The Fed lowered its federal funds target rate for the first time since June 2003, cutting rates six times in the final seven months of the reporting period bringing the rate down to 2.25%. Late in the first quarter of 2008, the Fed also made less routine moves, initiating several actions aimed at increasing liquidity levels in financial markets.

In this market environment, small-capitalization stocks, which are generally perceived as less stable than large-capitalization stocks, were abandoned by many investors who fled to the relative security of large-capitalization equities. As a result, small-capitalization stocks, as represented by the Index, lagged the broader market, as represented by the Russell 3000® Index. Growth stocks generally outperformed their value counterparts during the reporting period.

Within the Index, sector performance was mostly negative for the reporting period. Energy was the strongest performing sector, benefiting from escalating energy prices during the reporting period as the price of oil topped $100 per barrel by the end of the period. The materials

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 2000 INDEX FUNDS

sector also delivered gains. The consumer discretionary sector, which is typically sensitive to weak economic environments, endured the steepest sector decline, followed by large declines within the financials and information technology sectors.

Within the Growth Index, the energy sector was by far the strongest performing sector for the reporting period. The consumer discretionary sector posted a large decline, as did the telecommunication services, information technology, and financials sectors.

Within the Value Index, energy was the best performing sector, followed by materials. The consumer discretionary sector suffered the steepest decline, followed by financials and information technology.

The Fund’s ten largest holdings accounted for less than 4% of net assets as of March 31, 2008. Among the Fund’s ten largest holdings, performance was mostly positive for the reporting period. Agricultural chemicals company CF Industries Holdings Inc. logged triple-digit returns, as did biotechnology company Illumina Inc. and online travel company Priceline.com Inc. Oil and gas equipment supplier Exterran Holdings Inc. and medical technologies firm Hologic Inc. were the only decliners for the reporting period.

Among the Growth Fund’s ten largest holdings, the strongest performer for the reporting period was biotechnology company Illumina Inc., followed by online travel company Priceline.com Inc. and metals company Walter Industries Inc. Medical technologies firm Hologic Inc. was the sole decliner for the reporting period.

Among the Value Fund’s ten largest holdings as of March 31, 2008, agricultural chemicals company CF Industries Holdings Inc. was by far the strongest performer for the reporting period. Energy company Whiting Petroleum Corp. also delivered sound gains. Westar Energy Inc. endured the largest decline for the reporting period, followed by Exterran Holdings Inc. and Realty Income Corp.

*	Sector classifications used to describe the portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

10	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your on going costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2007 to March 31, 2008.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (10/1/07)	Ending Account Value (3/31/08)	Annualized Expense Ratio	Expenses Paid During Period[a] (10/1/07 to 3/31/08)
Russell 1000
Actual	$1,000.00	$ 875.70	0.15%	$0.70
Hypothetical (5% return before expenses)	1,000.00	1,024.30	0.15	0.76
Russell 1000 Growth
Actual	1,000.00	890.70	0.20	0.95
Hypothetical (5% return before expenses)	1,000.00	1,024.00	0.20	1.01
Russell 1000 Value
Actual	1,000.00	859.70	0.20	0.93
Hypothetical (5% return before expenses)	1,000.00	1,024.00	0.20	1.01
Russell 2000
Actual	1,000.00	859.70	0.20	0.93
Hypothetical (5% return before expenses)	1,000.00	1,024.00	0.20	1.01

SHAREHOLDER EXPENSES	11

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (10/1/07)	Ending Account Value (3/31/08)	Annualized Expense Ratio	Expenses Paid During Period[a] (10/1/07 to 3/31/08)
Russell 2000 Growth
Actual	$1,000.00	$ 853.10	0.25%	$1.16
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.26
Russell 2000 Value
Actual	1,000.00	866.70	0.25	1.17
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.26

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days).

12	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 1000 INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$6,979,145	0.19%

		6,979,145	0.19

AEROSPACE & DEFENSE
Boeing Co. (The)	221,230	16,452,875	0.44
United Technologies Corp.	279,308	19,221,977	0.52
Other securities[a]		46,382,656	1.25

		82,057,508	2.21

AGRICULTURE
Monsanto Co.	152,839	17,041,548	0.46
Philip Morris International Inc.	587,614	29,721,516	0.80
Other securities[a]		30,910,022	0.83

		77,673,086	2.09

AIRLINES
Other securities[a]		6,143,562	0.17

		6,143,562	0.17

APPAREL
Other securities[a]		15,967,887	0.43

		15,967,887	0.43

AUTO MANUFACTURERS
Other securities[a]		11,481,320	0.31

		11,481,320	0.31

AUTO PARTS & EQUIPMENT
Other securities[a]		10,879,043	0.29

		10,879,043	0.29

BANKS
Bank of America Corp.	1,246,169	47,242,267	1.27
U.S. Bancorp	487,784	15,784,690	0.42
Wachovia Corp.	558,024	15,066,648	0.41
Wells Fargo & Co.	953,753	27,754,212	0.75
Other securities[a]		76,073,424	2.05

		181,921,241	4.90

BEVERAGES
Coca-Cola Co. (The)	648,819	39,493,613	1.06
PepsiCo Inc.	457,554	33,035,399	0.89
Other securities[a]		18,180,545	0.49

		90,709,557	2.44

Security	Shares	Value	% of Net Assets
BIOTECHNOLOGY
Other securities[a]		$47,246,980	1.27%

		47,246,980	1.27

BUILDING MATERIALS
Other securities[a]		8,220,915	0.22

		8,220,915	0.22

CHEMICALS
Other securities[a]		62,539,008	1.69

		62,539,008	1.69

COAL
Other securities[a]		10,911,204	0.29

		10,911,204	0.29

COMMERCIAL SERVICES
Other securities[a]		39,384,077	1.06

		39,384,077	1.06

COMPUTERS
Apple Inc.[b]	242,972	34,866,482	0.94
Hewlett-Packard Co.	692,622	31,625,121	0.85
International Business Machines Corp.	383,641	44,172,425	1.19
Other securities[a]		49,060,927	1.32

		159,724,955	4.30

COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	884,520	61,978,316	1.67
Other securities[a]		18,374,219	0.50

		80,352,535	2.17

DISTRIBUTION & WHOLESALE
Other securities[a]		6,881,800	0.19

		6,881,800	0.19

DIVERSIFIED FINANCIAL SERVICES
Citigroup Inc.	1,462,356	31,323,666	0.84
Goldman Sachs Group Inc. (The)	114,723	18,974,037	0.51
JPMorgan Chase & Co.	959,315	41,202,579	1.11
Other securities[a]		116,534,024	3.15

		208,034,306	5.61

SUMMARY SCHEDULES OF INVESTMENTS	13

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
ELECTRIC
Exelon Corp.	188,934	$15,354,666	0.41%
Other securities[a]		112,546,378	3.04

		127,901,044	3.45

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		16,741,323	0.45

		16,741,323	0.45

ELECTRONICS
Other securities[a]		30,170,580	0.81

		30,170,580	0.81

ENERGY - ALTERNATE SOURCES
Other securities[a]		3,767,168	0.10

		3,767,168	0.10

ENGINEERING & CONSTRUCTION
Other securities[a]		14,759,389	0.40

		14,759,389	0.40

ENTERTAINMENT
Other securities[a]		6,135,380	0.16

		6,135,380	0.16

ENVIRONMENTAL CONTROL
Other securities[a]		9,177,983	0.25

		9,177,983	0.25

FOOD
Kraft Foods Inc.	450,683	13,975,680	0.38
Other securities[a]		51,288,054	1.38

		65,263,734	1.76

FOREST PRODUCTS & PAPER
Other securities[a]		13,603,627	0.37

		13,603,627	0.37

GAS
Other securities[a]		9,924,699	0.27

		9,924,699	0.27

HAND & MACHINE TOOLS
Other securities[a]		4,468,524	0.12

		4,468,524	0.12

HEALTH CARE - PRODUCTS
Johnson & Johnson	813,572	52,776,416	1.42
Medtronic Inc.	322,627	15,605,468	0.42
Other securities[a]		61,984,848	1.67

		130,366,732	3.51

Security	Shares	Value	% of Net Assets
HEALTH CARE - SERVICES
Other securities[a]		$42,267,515	1.14%

		42,267,515	1.14

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		2,084,778	0.06

		2,084,778	0.06

HOME BUILDERS
Other securities[a]		6,940,373	0.19

		6,940,373	0.19

HOME FURNISHINGS
Other securities[a]		2,666,725	0.07

		2,666,725	0.07

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		16,069,921	0.43

		16,069,921	0.43

HOUSEWARES
Other securities[a]		2,252,295	0.06

		2,252,295	0.06

INSURANCE
American International Group Inc.	629,552	27,228,124	0.73
Other securities[a]		124,572,465	3.36

		151,800,589	4.09

INTERNET
Google Inc. Class Ab	64,418	28,374,196	0.76
Other securities[a]		40,316,384	1.09

		68,690,580	1.85

INVESTMENT COMPANIES
Other securities[a]		2,626,250	0.07

		2,626,250	0.07

IRON & STEEL
Other securities[a]		18,861,816	0.51

		18,861,816	0.51

LEISURE TIME
Other securities[a]		9,145,254	0.25

		9,145,254	0.25

LODGING
Other securities[a]		13,568,279	0.37

		13,568,279	0.37

14	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
MACHINERY
Caterpillar Inc.	179,833	$14,079,126	0.38%
Other securities[a]		26,355,506	0.71

		40,434,632	1.09

MANUFACTURING
General Electric Co.	2,889,887	106,954,718	2.88
3M Co.	202,305	16,012,441	0.43
Other securities[a]		63,625,901	1.72

		186,593,060	5.03

MEDIA
Comcast Corp. Class A	829,496	16,042,453	0.43
Time Warner Inc.	1,000,492	14,026,898	0.38
Walt Disney Co. (The)	556,431	17,460,805	0.47
Other securities[a]		57,477,721	1.55

		105,007,877	2.83

METAL FABRICATE & HARDWARE
Other securities[a]		5,761,549	0.15

		5,761,549	0.15

MINING
Other securities[a]		28,394,588	0.76

		28,394,588	0.76

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		6,104,767	0.16

		6,104,767	0.16

OFFICE FURNISHINGS
Other securities[a]		570,917	0.02

		570,917	0.02

OIL & GAS
Chevron Corp.	603,784	51,539,002	1.39
ConocoPhillips	459,143	34,991,288	0.94
Exxon Mobil Corp.	1,502,948	127,119,341	3.43
Occidental Petroleum Corp.	234,168	17,134,073	0.46
Other securities[a]		140,896,672	3.80

		371,680,376	10.02

OIL & GAS SERVICES
Schlumberger Ltd.	330,957	28,793,259	0.78
Other securities[a]		46,845,361	1.26

		75,638,620	2.04

Security	Shares	Value	% of Net Assets
PACKAGING & CONTAINERS
Other securities[a]		$9,207,312	0.25%

		9,207,312	0.25

PHARMACEUTICALS
Abbott Laboratories	432,581	23,856,842	0.64
Eli Lilly and Co.	279,094	14,398,459	0.39
Merck & Co. Inc.	608,831	23,105,136	0.62
Pfizer Inc.	1,971,716	41,268,016	1.11
Wyeth	377,918	15,781,856	0.42
Other securities[a]		71,131,326	1.93

		189,541,635	5.11

PIPELINES
Other securities[a]		19,995,290	0.54

		19,995,290	0.54

REAL ESTATE
Other securities[a]		3,825,796	0.10

		3,825,796	0.10

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		59,101,124	1.59

		59,101,124	1.59

RETAIL
CVS Caremark Corp.	414,762	16,802,009	0.45
McDonald’s Corp.	335,495	18,710,556	0.50
Wal-Mart Stores Inc.	677,134	35,671,419	0.96
Other securities[a]		125,753,924	3.40

		196,937,908	5.31

SAVINGS & LOANS
Other securities[a]		11,193,575	0.30

		11,193,575	0.30

SEMICONDUCTORS
Intel Corp.	1,632,091	34,567,687	0.93
Other securities[a]		54,980,931	1.48

		89,548,618	2.41

SOFTWARE
Microsoft Corp.	2,305,667	65,434,829	1.76
Oracle Corp.[b]	1,082,922	21,181,954	0.57
Other securities[a]		58,145,513	1.57

		144,762,296	3.90

SUMMARY SCHEDULES OF INVESTMENTS	15

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
TELECOMMUNICATIONS
AT&T Inc.	1,732,030	$66,336,749	1.79%
Cisco Systems Inc.[b]	1,705,597	41,087,832	1.11
QUALCOMM Inc.	468,146	19,193,986	0.52
Verizon Communications Inc.	812,134	29,602,284	0.80
Other securities[a]		54,088,046	1.45

		210,308,897	5.67

TEXTILES
Other securities[a]		2,187,534	0.06

		2,187,534	0.06

TOYS, GAMES & HOBBIES
Other securities[a]		3,207,538	0.09

		3,207,538	0.09

TRANSPORTATION
United Parcel Service Inc. Class B	188,485	13,763,175	0.37
Other securities[a]		52,311,453	1.41

		66,074,628	1.78

TRUCKING & LEASING
Other securities[a]		608,995	0.02

		608,995	0.02

WATER
Other securities[a]		703,780	0.02

		703,780	0.02

TOTAL COMMON STOCKS (Cost: $4,298,563,131)		3,703,753,999	99.82

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.18%[c,d]	5,040,549	$5,040,549	0.14%
BGI Cash Premier Fund LLC 3.22%[c,d,e]	49,177,640	49,177,640	1.32

		54,218,189	1.46

TOTAL SHORT-TERM INVESTMENTS
(Cost: $54,218,189)		54,218,189	1.46

TOTAL INVESTMENTS IN SECURITIES
(Cost: $4,352,781,320)		3,757,972,188	101.28

Other Assets, Less Liabilities		(47,578,798)	(1.28)

NET ASSETS		$3,710,393,390	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2008.

[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See

Note 5.

See notes to financial statements.

16	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$41,134,782	0.32%

		41,134,782	0.32

AEROSPACE & DEFENSE
Boeing Co. (The)	1,472,362	109,499,562	0.85
Lockheed Martin Corp.	658,363	65,375,446	0.51
United Technologies Corp.	1,134,114	78,049,725	0.61
Other securities[a]		93,725,185	0.73

		346,649,918	2.70

AGRICULTURE
Monsanto Co.	1,017,543	113,456,044	0.88
Philip Morris International Inc.	2,235,102	113,051,459	0.88
Other securities[a]		66,787,842	0.52

		293,295,345	2.28

AIRLINES
Other securities[a]		22,713,533	0.18

		22,713,533	0.18

APPAREL
Other securities[a]		88,034,395	0.68

		88,034,395	0.68

AUTO MANUFACTURERS
Other securities[a]		36,375,718	0.28

		36,375,718	0.28

AUTO PARTS & EQUIPMENT
Other securities[a]		52,396,588	0.41

		52,396,588	0.41

BANKS
Other securities[a]		105,759,425	0.82

		105,759,425	0.82

BEVERAGES
Coca-Cola Co. (The)	2,850,559	173,513,526	1.35
PepsiCo Inc.	3,045,773	219,904,811	1.71
Other securities[a]		53,493,283	0.42

		446,911,620	3.48

Security	Shares	Value	% of Net Assets
BIOTECHNOLOGY
Amgen Inc.[b]	1,452,941	$60,703,875	0.47%
Genentech Inc.[b]	870,342	70,654,364	0.55
Other securities[a]		118,429,772	0.92

		249,788,011	1.94

BUILDING MATERIALS
Other securities[a]		28,187,337	0.22

		28,187,337	0.22

CHEMICALS
Other securities[a]		161,168,138	1.25

		161,168,138	1.25

COAL
Other securities[a]		72,524,360	0.56

		72,524,360	0.56

COMMERCIAL SERVICES
Other securities[a]		227,721,653	1.77

		227,721,653	1.77

COMPUTERS
Apple Inc.[b]	1,617,257	232,076,379	1.80
Dell Inc.[b]	4,247,645	84,613,088	0.66
Hewlett-Packard Co.	4,609,730	210,480,272	1.64
International Business Machines Corp.	2,033,000	234,079,620	1.82
Other securities[a]		153,190,388	1.19

		914,439,747	7.11

COSMETICS & PERSONAL CARE
Colgate-Palmolive Co.	881,617	68,686,780	0.54
Procter & Gamble Co. (The)	2,331,457	163,365,192	1.27
Other securities[a]		41,736,048	0.32

		273,788,020	2.13

DISTRIBUTION & WHOLESALE
Other securities[a]		23,533,135	0.18

		23,533,135	0.18

DIVERSIFIED FINANCIAL SERVICES
American Express Co.	1,936,339	84,656,741	0.66
Other securities[a]		389,680,322	3.03

		474,337,063	3.69

SUMMARY SCHEDULES OF INVESTMENTS	17

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
ELECTRIC
Other securities[a]		$167,759,906	1.30%

		167,759,906	1.30

ELECTRICAL COMPONENTS & EQUIPMENT
Emerson Electric Co.	1,234,594	63,532,207	0.49
Other securities[a]		26,427,111	0.21

		89,959,318	0.70

ELECTRONICS
Other securities[a]		120,514,656	0.94

		120,514,656	0.94

ENERGY - ALTERNATE SOURCES
Other securities[a]		25,074,429	0.19

		25,074,429	0.19

ENGINEERING & CONSTRUCTION
Other securities[a]		84,990,667	0.66

		84,990,667	0.66

ENTERTAINMENT
Other securities[a]		37,048,643	0.29

		37,048,643	0.29

ENVIRONMENTAL CONTROL
Other securities[a]		40,976,713	0.32

		40,976,713	0.32

FOOD
Other securities[a]		154,692,626	1.20

		154,692,626	1.20

FOREST PRODUCTS & PAPER
Other securities[a]		4,130,651	0.03

		4,130,651	0.03

HAND & MACHINE TOOLS
Other securities[a]		12,299,910	0.10

		12,299,910	0.10

HEALTH CARE - PRODUCTS
Baxter International Inc.	1,218,225	70,437,769	0.55
Johnson & Johnson	2,030,928	131,746,299	1.02
Medtronic Inc.	2,148,428	103,919,462	0.81
Other securities[a]		260,440,802	2.03

		566,544,332	4.41

Security	Shares	Value	% of Net Assets
HEALTH CARE - SERVICES
UnitedHealth Group Inc.	2,339,862	$80,397,658	0.62%
Other securities[a]		150,309,774	1.17

		230,707,432	1.79

HOME BUILDERS
Other securities[a]		6,033,873	0.05

		6,033,873	0.05

HOME FURNISHINGS
Other securities[a]		14,097,632	0.11

		14,097,632	0.11

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		52,318,770	0.41

		52,318,770	0.41

HOUSEWARES
Other securities[a]		9,129,263	0.07

		9,129,263	0.07

INSURANCE
Other securities[a]		124,486,929	0.97

		124,486,929	0.97

INTERNET
eBay Inc.[b]	2,137,171	63,773,183	0.50
Google Inc. Class Ab	428,740	188,847,108	1.47
Yahoo! Inc.[b]	2,261,546	65,426,526	0.51
Other securities[a]		95,473,172	0.74

		413,519,989	3.22

IRON & STEEL
Other securities[a]		51,166,589	0.40

		51,166,589	0.40

LEISURE TIME
Other securities[a]		30,667,890	0.24

		30,667,890	0.24

LODGING
Other securities[a]		83,382,807	0.65

		83,382,807	0.65

MACHINERY
Caterpillar Inc.	1,197,395	93,744,055	0.73
Other securities[a]		102,818,479	0.80

		196,562,534	1.53

18	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
MANUFACTURING
General Electric Co.	2,135,221	$79,024,529	0.61%
Honeywell International Inc.	1,248,106	70,418,141	0.55
3M Co.	1,260,644	99,779,973	0.77
Other securities[a]		149,581,109	1.17

		398,803,752	3.10

MEDIA
Comcast Corp. Class A	3,384,555	65,457,294	0.51
Other securities[a]		289,068,847	2.25

		354,526,141	2.76

METAL FABRICATE & HARDWARE
Other securities[a]		26,260,590	0.20

		26,260,590	0.20

MINING
Other securities[a]		100,882,841	0.78

		100,882,841	0.78

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		11,765,950	0.09

		11,765,950	0.09

OFFICE FURNISHINGS
Other securities[a]		3,577,486	0.03

		3,577,486	0.03

OIL & GAS
Exxon Mobil Corp.	2,041,090	172,635,392	1.34
Transocean Inc.[b]	579,709	78,376,657	0.61
Other securities[a]		316,390,047	2.46

		567,402,096	4.41

OIL & GAS SERVICES
Halliburton Co.	1,709,047	67,216,819	0.52
Schlumberger Ltd.	2,203,686	191,720,682	1.49
Other securities[a]		238,107,127	1.86

		497,044,628	3.87

PACKAGING & CONTAINERS
Other securities[a]		43,079,947	0.33

		43,079,947	0.33

Security	Shares	Value	% of Net Assets
PHARMACEUTICALS
Abbott Laboratories	2,880,033	$158,833,820	1.23%
Bristol-Myers Squibb Co.	3,678,282	78,347,407	0.61
Gilead Sciences Inc.[b]	1,746,121	89,977,615	0.70
Merck & Co. Inc.	3,347,318	127,030,718	0.99
Other securities[a]		390,500,051	3.04

		844,689,611	6.57

PIPELINES
Other securities[a]		47,301,507	0.37

		47,301,507	0.37

REAL ESTATE
Other securities[a]		23,907,342	0.19

		23,907,342	0.19

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		107,964,012	0.84

		107,964,012	0.84

RETAIL
CVS Caremark Corp.	1,476,961	59,831,690	0.46
Lowe’s Companies Inc.	2,815,482	64,587,157	0.50
Target Corp.	1,599,277	81,051,358	0.63
Walgreen Co.	1,865,060	71,040,135	0.55
Wal-Mart Stores Inc.	3,309,210	174,329,183	1.36
Other securities[a]		513,399,649	4.00

		964,239,172	7.50

SAVINGS & LOANS
Other securities[a]		13,551,708	0.11

		13,551,708	0.11

SEMICONDUCTORS
Intel Corp.	10,863,636	230,091,810	1.79
Texas Instruments Inc.	2,474,198	69,945,577	0.54
Other securities[a]		263,891,435	2.06

		563,928,822	4.39

SOFTWARE
Microsoft Corp.	15,347,889	435,573,088	3.39
Oracle Corp.[b]	7,209,168	141,011,326	1.10
Other securities[a]		367,104,281	2.85

		943,688,695	7.34

SUMMARY SCHEDULES OF INVESTMENTS	19

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
TELECOMMUNICATIONS
Cisco Systems Inc.[b]	11,352,204	$273,474,594	2.13%
Corning Inc.	2,940,628	70,692,697	0.55
QUALCOMM Inc.	3,116,420	127,773,220	0.99
Other securities[a]		138,846,039	1.08

		610,786,550	4.75

TEXTILES
Other securities[a]		5,526,314	0.04

		5,526,314	0.04

TOYS, GAMES & HOBBIES
Other securities[a]		8,675,876	0.07

		8,675,876	0.07

TRANSPORTATION
United Parcel Service Inc. Class B	1,255,302	91,662,152	0.71
Other securities[a]		234,918,793	1.83

		326,580,945	2.54

TRUCKING & LEASING
Other securities[a]		1,951,984	0.01

		1,951,984	0.01

WATER
Other securities[a]		317,025	0.00

		317,025	0.00

TOTAL COMMON STOCKS (Cost: $13,422,502,258)		12,841,277,341	99.87

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.18%[c,d]	13,266,767	$13,266,767	0.11%
BGI Cash Premier Fund LLC 3.22%[c,d,e]	402,857,303	402,857,303	3.13

		416,124,070	3.24

TOTAL SHORT-TERM INVESTMENTS
(Cost: $416,124,070)		416,124,070	3.24

TOTAL INVESTMENTS IN SECURITIES
(Cost: $13,838,626,328)		13,257,401,411	103.11

Other Assets, Less Liabilities		(399,548,069)	(3.11)

NET ASSETS		$12,857,853,342	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2008.

[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See

Note 5.

See notes to financial statements.

20	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 1000 VALUE INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$3,778,074	0.04%

		3,778,074	0.04

AEROSPACE & DEFENSE
General Dynamics Corp.	458,526	38,227,313	0.46
United Technologies Corp.	510,101	35,105,151	0.42
Other securities[a]		67,287,261	0.81

		140,619,725	1.69

AGRICULTURE
Archer-Daniels- Midland Co.	858,642	35,341,705	0.42
Philip Morris International Inc.	1,179,325	59,650,258	0.72
Other securities[a]		62,321,676	0.75

		157,313,639	1.89

AIRLINES
Other securities[a]		12,800,291	0.15

		12,800,291	0.15

APPAREL
Other securities[a]		12,728,496	0.15

		12,728,496	0.15

AUTO MANUFACTURERS
Other securities[a]		28,079,105	0.34

		28,079,105	0.34

AUTO PARTS & EQUIPMENT
Other securities[a]		13,948,163	0.17

		13,948,163	0.17

BANKS
Bank of America Corp.	5,837,529	221,300,724	2.66
Bank of New York Mellon Corp. (The)	972,386	40,577,668	0.49
U.S. Bancorp	2,287,135	74,011,689	0.89
Wachovia Corp.	2,615,516	70,618,932	0.85
Wells Fargo & Co.	4,469,338	130,057,736	1.56
Other securities[a]		240,629,131	2.88

		777,195,880	9.33

Security	Shares	Value	% of Net Assets
BEVERAGES
Coca-Cola Co. (The)	1,032,970	$62,876,884	0.76%
Other securities[a]		47,604,204	0.57

		110,481,088	1.33

BIOTECHNOLOGY
Other securities[a]		45,585,068	0.55

		45,585,068	0.55

BUILDING MATERIALS
Other securities[a]		18,796,675	0.23

		18,796,675	0.23

CHEMICALS
Dow Chemical Co. (The)	1,253,984	46,209,310	0.55
E.I. du Pont de Nemours and Co.	1,021,894	47,783,763	0.57
Other securities[a]		85,718,733	1.04

		179,711,806	2.16

COMMERCIAL SERVICES
Other securities[a]		24,265,746	0.29

		24,265,746	0.29

COMPUTERS
International Business Machines Corp.	366,622	42,212,857	0.51
Other securities[a]		62,545,644	0.75

		104,758,501	1.26

COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	2,501,950	175,311,636	2.10
Other securities[a]		8,363,898	0.10

		183,675,534	2.20

DISTRIBUTION & WHOLESALE
Other securities[a]		15,533,625	0.19

		15,533,625	0.19

DIVERSIFIED FINANCIAL SERVICES
Citigroup Inc.	6,848,764	146,700,525	1.76
Goldman Sachs Group Inc. (The)	301,972	49,943,149	0.60
JPMorgan Chase & Co.	4,493,756	193,006,820	2.32
Merrill Lynch & Co. Inc.	956,172	38,954,447	0.47
Morgan Stanley	1,307,401	59,748,226	0.72
Other securities[a]		152,310,960	1.82

		640,664,127	7.69

SUMMARY SCHEDULES OF INVESTMENTS	21

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
ELECTRIC
Exelon Corp.	484,757	$39,396,201	0.47%
Southern Co. (The)	988,765	35,209,922	0.42
Other securities[a]		406,473,757	4.89

		481,079,880	5.78

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		15,050,855	0.18

		15,050,855	0.18

ELECTRONICS
Other securities[a]		56,500,509	0.68

		56,500,509	0.68

ENGINEERING & CONSTRUCTION
Other securities[a]		9,401,936	0.11

		9,401,936	0.11

ENTERTAINMENT
Other securities[a]		2,801,396	0.03

		2,801,396	0.03

ENVIRONMENTAL CONTROL
Other securities[a]		14,133,058	0.17

		14,133,058	0.17

FOOD
Kraft Foods Inc.	2,110,134	65,435,255	0.79
Other securities[a]		131,376,767	1.57

		196,812,022	2.36

FOREST PRODUCTS & PAPER
Other securities[a]		60,813,749	0.73

		60,813,749	0.73

GAS
Other securities[a]		46,591,513	0.56

		46,591,513	0.56

HAND & MACHINE TOOLS
Other securities[a]		12,245,025	0.15

		12,245,025	0.15

HEALTH CARE - PRODUCTS
Johnson & Johnson	2,381,393	154,480,964	1.85
Other securities[a]		57,402,941	0.69

		211,883,905	2.54

HEALTH CARE - SERVICES
Other securities[a]		35,566,615	0.43

		35,566,615	0.43

Security	Shares	Value	% of Net Assets
HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		$9,762,998	0.12%

		9,762,998	0.12

HOME BUILDERS
Other securities[a]		28,331,737	0.34

		28,331,737	0.34

HOME FURNISHINGS
Other securities[a]		2,559,489	0.03

		2,559,489	0.03

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		38,512,846	0.46

		38,512,846	0.46

HOUSEWARES
Other securities[a]		4,048,310	0.05

		4,048,310	0.05

INSURANCE
Allstate Corp. (The)	750,832	36,084,986	0.43
American International Group Inc.	2,742,127	118,596,993	1.42
MetLife Inc.	620,439	37,387,654	0.45
Prudential Financial Inc.	437,800	34,257,850	0.41
Travelers Companies Inc. (The)	816,124	39,051,533	0.47
Other securities[a]		357,493,079	4.30

		622,872,095	7.48

INTERNET
Other securities[a]		30,946,854	0.37

		30,946,854	0.37

INVESTMENT COMPANIES
Other securities[a]		12,391,248	0.15

		12,391,248	0.15

IRON & STEEL
Other securities[a]		52,334,446	0.63

		52,334,446	0.63

LEISURE TIME
Other securities[a]		21,312,847	0.26

		21,312,847	0.26

LODGING
Other securities[a]		4,709,143	0.06

		4,709,143	0.06

22	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
MACHINERY
Deere & Co.	563,391	$45,319,172	0.54%
Other securities[a]		5,848,963	0.07

		51,168,135	0.61

MANUFACTURING
General Electric Co.	12,031,001	445,267,347	5.35
Other securities[a]		147,756,563	1.77

		593,023,910	7.12

MEDIA
Time Warner Inc.	4,007,264	56,181,841	0.68
Walt Disney Co. (The)	1,462,180	45,883,208	0.55
Other securities[a]		140,253,977	1.68

		242,319,026	2.91

METAL FABRICATE & HARDWARE
Other securities[a]		8,460,418	0.10

		8,460,418	0.10
MINING
Alcoa Inc.	1,071,309	38,631,403	0.46
Other securities[a]		23,270,037	0.28

		61,901,440	0.74

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		20,341,283	0.24

		20,341,283	0.24

OFFICE FURNISHINGS
Other securities[a]		244,990	0.00

		244,990	0.00

OIL & GAS
Anadarko Petroleum Corp.	610,252	38,464,184	0.46
Apache Corp.	435,587	52,627,621	0.63
Chevron Corp.	2,827,089	241,320,317	2.90
ConocoPhillips	2,149,828	163,838,392	1.97
Devon Energy Corp.	585,297	61,064,036	0.73
EOG Resources Inc.	321,756	38,610,720	0.46
Exxon Mobil Corp.	5,601,793	473,799,651	5.69
Marathon Oil Corp.	946,480	43,159,488	0.52
Occidental Petroleum Corp.	1,096,763	80,250,149	0.96
Other securities[a]		148,152,665	1.79

		1,341,287,223	16.11

Security	Shares	Value	% of Net Assets
OIL & GAS SERVICES
Other securities[a]		$4,616,812	0.05%

		4,616,812	0.05

PACKAGING & CONTAINERS
Other securities[a]		12,645,810	0.15

		12,645,810	0.15

PHARMACEUTICALS
Eli Lilly and Co.	667,860	34,454,897	0.41
Pfizer Inc.	9,232,261	193,231,223	2.32
Wyeth	838,809	35,028,664	0.42
Other securities[a]		30,685,919	0.37

		293,400,703	3.52

PIPELINES
Other securities[a]		60,504,572	0.73

		60,504,572	0.73

REAL ESTATE
Other securities[a]		1,146,458	0.01

		1,146,458	0.01

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		200,460,916	2.41

		200,460,916	2.41

RETAIL
CVS Caremark Corp.	903,172	36,587,498	0.44
McDonald’s Corp.	1,245,450	69,458,747	0.84
Wal-Mart Stores Inc.	843,674	44,444,746	0.53
Other securities[a]		93,526,775	1.12

		244,017,766	2.93

SAVINGS & LOANS
Other securities[a]		42,951,010	0.52

		42,951,010	0.52

SEMICONDUCTORS
Other securities[a]		22,343,388	0.27

		22,343,388	0.27

SOFTWARE
Other securities[a]		13,628,507	0.16

		13,628,507	0.16

SUMMARY SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 1000 VALUE INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
TELECOMMUNICATIONS
AT&T Inc.	8,110,655	$310,638,087	3.73%
Verizon Communications Inc.	3,797,864	138,432,143	1.66
Other securities[a]		105,693,497	1.27

		554,763,727	6.66

TEXTILES
Other securities[a]		6,415,706	0.08

		6,415,706	0.08

TOYS, GAMES & HOBBIES
Other securities[a]		8,852,278	0.11

		8,852,278	0.11

TRANSPORTATION
Other securities[a]		79,665,993	0.96

		79,665,993	0.96

TRUCKING & LEASING
Other securities[a]		1,497,280	0.02

		1,497,280	0.02

WATER
Other securities[a]		3,042,285	0.04

		3,042,285	0.04

TOTAL COMMON STOCKS (Cost: $9,432,482,866)		8,309,297,655	99.78

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.18%[b,c]	14,066,163	$14,066,163	0.17%
BGI Cash Premier Fund LLC 3.22%[b,c,d]	125,519,251	125,519,251	1.51

		139,585,414	1.68

TOTAL SHORT-TERM INVESTMENTS
(Cost: $139,585,414)		139,585,414	1.68

TOTAL INVESTMENTS IN SECURITIES (Cost: $9,572,068,280)		8,448,883,069	101.46

SHORT POSITIONS[e]

COMMON STOCKS
FairPoint Communications Inc.	(71,627)	(646,076)	(0.01)

		(646,076)	(0.01)

TOTAL SHORT POSITIONS (Proceeds: $646,069)		(646,076)	(0.01)

Other Assets, Less Liabilities		(120,604,606)	(1.45)

NET ASSETS		$8,327,632,387	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2008.

[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	This security represents an investment of securities lending collateral. See

Note 5.

[e]	See Note 1.

See notes to financial statements.

24	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$17,422,423	0.17%

		17,422,423	0.17

AEROSPACE & DEFENSE
Other securities[a]		123,791,403	1.20

		123,791,403	1.20

AGRICULTURE
Other securities[a]		41,005,228	0.40

		41,005,228	0.40

AIRLINES
Other securities[a]		43,930,638	0.43

		43,930,638	0.43

APPAREL
Other securities[a]		124,152,543	1.20

		124,152,543	1.20

AUTO MANUFACTURERS
Other securities[a]		3,767,770	0.04

		3,767,770	0.04

AUTO PARTS & EQUIPMENT
Other securities[a]		101,726,390	0.98

		101,726,390	0.98

BANKS
Other securities[a]		625,490,617	6.05

		625,490,617	6.05

BEVERAGES
Other securities[a]		18,138,684	0.18

		18,138,684	0.18

BIOTECHNOLOGY
Alexion Pharmaceuticals Inc.[b,c]	332,888	19,740,258	0.19
Illumina Inc.[b,c]	490,044	37,194,340	0.36
Other securities[a]		214,775,560	2.08

		271,710,158	2.63

BUILDING MATERIALS
Other securities[a]		59,571,603	0.58

		59,571,603	0.58

Security	Shares	Value	% of Net Assets
CHEMICALS
CF Industries Holdings Inc.	505,920	$52,423,430	0.51%
Hercules Inc.	1,065,870	19,494,762	0.19
Terra Industries Inc.[b,c]	848,732	30,155,448	0.29
Other securities[a]		176,764,988	1.71

		278,838,628	2.70

COAL
Alpha Natural Resources Inc.[b]	599,131	26,026,251	0.25
Other securities[a]		7,361,803	0.07

		33,388,054	0.32

COMMERCIAL SERVICES
DeVry Inc.	548,015	22,928,948	0.22
FTI Consulting Inc.[b,c]	433,259	30,778,719	0.30
SAIC Inc.[b]	1,525,184	28,353,171	0.27
Strayer Education Inc.	132,814	20,254,135	0.20
Watson Wyatt Worldwide Inc.	390,935	22,185,561	0.21
Other securities[a]		545,285,747	5.28

		669,786,281	6.48

COMPUTERS
IHS Inc. Class Ab	306,864	19,734,424	0.19
MICROS Systems Inc.[b]	740,806	24,935,530	0.24
Other securities[a]		189,918,396	1.84

		234,588,350	2.27

COSMETICS & PERSONAL CARE
Other securities[a]		18,221,530	0.18

		18,221,530	0.18

DISTRIBUTION & WHOLESALE
LKQ Corp.[b]	1,028,738	23,115,743	0.22
Other securities[a]		83,869,471	0.82

		106,985,214	1.04

DIVERSIFIED FINANCIAL SERVICES
Waddell & Reed Financial Inc. Class A	767,120	24,647,566	0.24
Other securities[a]		152,278,681	1.47

		176,926,247	1.71

SUMMARY SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
ELECTRIC
ITC Holdings Corp.	443,397	$23,083,248	0.22%
Westar Energy Inc.	913,697	20,804,881	0.20
Other securities[a]		151,793,702	1.47

		195,681,831	1.89

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		94,641,680	0.92

		94,641,680	0.92

ELECTRONICS
FLIR Systems Inc.[b,c]	1,211,980	36,468,478	0.35
Itron Inc.[b,c]	274,345	24,754,149	0.24
Other securities[a]		248,482,371	2.41

		309,704,998	3.00

ENERGY - ALTERNATE SOURCES
Other securities[a]		28,902,518	0.28

		28,902,518	0.28

ENGINEERING & CONSTRUCTION
Other securities[a]		58,858,658	0.57

		58,858,658	0.57

ENTERTAINMENT
Other securities[a]		75,498,938	0.73

		75,498,938	0.73

ENVIRONMENTAL CONTROL
Waste Connections Inc.[b]	627,817	19,299,095	0.19
Other securities[a]		65,884,767	0.63

		85,183,862	0.82

FOOD
Other securities[a]		177,381,302	1.72

		177,381,302	1.72

FOREST PRODUCTS & PAPER
Other securities[a]		60,530,004	0.59

		60,530,004	0.59

GAS
Other securities[a]		99,423,833	0.96

		99,423,833	0.96

HAND & MACHINE TOOLS
Other securities[a]		30,898,169	0.30

		30,898,169	0.30

Security	Shares	Value	% of Net Assets
HEALTH CARE - PRODUCTS
Hologic Inc.[b,c]	1,117,826	$62,151,126	0.60%
Inverness Medical Innovations Inc.[b,c]	689,771	20,762,107	0.20
Other securities[a]		296,969,141	2.88

		379,882,374	3.68

HEALTH CARE - SERVICES
Other securities[a]		175,850,460	1.70

		175,850,460	1.70

HOLDING COMPANIES - DIVERSIFIED
Walter Industries Inc.	475,906	29,805,993	0.29
Other securities[a]		28,519,318	0.27

		58,325,311	0.56

HOME BUILDERS
Other securities[a]		38,924,434	0.38

		38,924,434	0.38

HOME FURNISHINGS
Other securities[a]		49,686,963	0.48

		49,686,963	0.48

HOUSEHOLD PRODUCTS & WARES
Tupperware Brands Corp.	561,855	21,732,551	0.21
Other securities[a]		58,904,780	0.57

		80,637,331	0.78

HOUSEWARES
Other securities[a]		5,186,551	0.05

		5,186,551	0.05

INSURANCE
Aspen Insurance Holdings Ltd.	805,658	21,253,258	0.21
Other securities[a]		358,449,244	3.46

		379,702,502	3.67

INTERNET
Equinix Inc.[b,c]	328,737	21,857,723	0.21
Priceline.com Inc.[b,c]	346,349	41,859,740	0.41
Other securities[a]		293,309,790	2.84

		357,027,253	3.46

INVESTMENT COMPANIES
Other securities[a]		59,566,287	0.58

		59,566,287	0.58

26	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
IRON & STEEL
Other securities[a]		$23,641,212	0.23%

		23,641,212	0.23

LEISURE TIME
Other securities[a]		52,376,072	0.51

		52,376,072	0.51

LODGING
Other securities[a]		30,178,049	0.29

		30,178,049	0.29

MACHINERY
Bucyrus International Inc. Class Ac	341,758	34,739,701	0.34
Other securities[a]		178,531,357	1.72

		213,271,058	2.06

MANUFACTURING
AptarGroup Inc.	632,752	24,633,035	0.24
Other securities[a]		190,413,409	1.84

		215,046,444	2.08

MEDIA
Other securities[a]		100,776,308	0.98

		100,776,308	0.98

METAL FABRICATE & HARDWARE
Other securities[a]		120,388,423	1.17

		120,388,423	1.17

MINING
Other securities[a]		127,889,488	1.24

		127,889,488	1.24

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		5,585,270	0.05

		5,585,270	0.05

OFFICE FURNISHINGS
Other securities[a]		25,095,478	0.24

		25,095,478	0.24

Security	Shares	Value	% of Net Assets
OIL & GAS
Atwood Oceanics Inc.[b]	250,615	$22,986,408	0.22%
Encore Acquisition Co.[b,c]	485,675	19,562,989	0.19
Mariner Energy Inc.[b]	796,488	21,513,141	0.21
Petrohawk Energy Corp.[b]	1,756,374	35,426,064	0.34
Whiting Petroleum Corp.[b,c]	384,459	24,855,274	0.24
Other securities[a]		333,816,010	3.23

		458,159,886	4.43

OIL & GAS SERVICES
Exterran Holdings Inc.[b]	551,403	35,587,550	0.34
Oil States International Inc.[b,c]	450,014	20,165,127	0.20
W-H Energy Services Inc.[b,c]	278,168	19,151,867	0.19
Other securities[a]		146,043,632	1.41

		220,948,176	2.14

PACKAGING & CONTAINERS
Greif Inc. Class A	303,451	20,613,426	0.20
Other securities[a]		15,521,172	0.15

		36,134,598	0.35

PHARMACEUTICALS
BioMarin Pharmaceutical Inc.[b,c]	875,759	30,975,596	0.30
OSI Pharmaceuticals Inc.[b,c]	527,102	19,708,344	0.19
Perrigo Co.	702,529	26,506,419	0.26
Other securities[a]		271,995,887	2.63

		349,186,246	3.38

REAL ESTATE
Other securities[a]		19,362,332	0.19

		19,362,332	0.19

SUMMARY SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
REAL ESTATE INVESTMENT TRUSTS
Alexandria Real Estate Equities Inc.[c]	291,430	$27,021,390	0.26%
Nationwide Health Properties Inc.	870,646	29,384,303	0.28
Realty Income Corp.[c]	923,533	23,660,915	0.23
Senior Housing Properties Trust[c]	867,565	20,561,291	0.20
Other securities[a]		537,993,002	5.21

		638,620,901	6.18

RETAIL
Chipotle Mexican Grill Inc. Class Bb	299,722	29,100,009	0.28
Other securities[a]		470,142,924	4.55

		499,242,933	4.83

SAVINGS & LOANS
Other securities[a]		115,586,166	1.12

		115,586,166	1.12

SEMICONDUCTORS
Other securities[a]		288,944,916	2.80

		288,944,916	2.80

SOFTWARE
ANSYS Inc.[b]	708,685	24,463,806	0.24
Nuance Communications Inc.[b,c]	1,372,609	23,897,123	0.23
Sybase Inc.[b]	834,842	21,956,345	0.21
Other securities[a]		316,307,075	3.06

		386,624,349	3.74

STORAGE & WAREHOUSING
Other securities[a]		6,230,480	0.06

		6,230,480	0.06

TELECOMMUNICATIONS
Time Warner Telecom Inc. Class Ab,c	1,322,832	20,490,668	0.20
Other securities[a]		335,378,327	3.24

		355,868,995	3.44

Security	Value	% of Net Assets
TEXTILES
Other securities[a]	$11,322,682	0.11%

	11,322,682	0.11

TOYS, GAMES & HOBBIES
Other securities[a]	24,985,713	0.24

	24,985,713	0.24

TRANSPORTATION
Other securities[a]	194,688,921	1.88

	194,688,921	1.88

TRUCKING & LEASING
Other securities[a]	13,610,373	0.13

	13,610,373	0.13

WATER
Other securities[a]	25,935,027	0.25

	25,935,027	0.25

TOTAL COMMON STOCKS
(Cost: $13,297,514,752)	10,310,637,516	99.80

RIGHTS

DIVERSIFIED FINANCIAL SERVICES
Other securities[a]	41	0.00

	41	0.00

INVESTMENT COMPANIES
Other securities[a]	210,210	0.00

	210,210	0.00

REAL ESTATE
Other securities[a]	1,963	0.00

	1,963	0.00

TOTAL RIGHTS (Cost: $0)	212,214	0.00

28	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.18%,[d,e]	14,763,067	$14,763,067	0.15%
BGI Cash Premier Fund LLC 3.22%,[d,e,f]	1,444,549,681	1,444,549,681	13.98

		1,459,312,748	14.13

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,459,312,748)		1,459,312,748	14.13

TOTAL INVESTMENTS IN SECURITIES
(Cost: $14,756,827,500)		11,770,162,478	113.93

Other Assets, Less Liabilities		(1,438,683,723)	(13.93)

NET ASSETS		$10,331,478,755	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2008.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
f	This security represents an investment of securities lending collateral. See

Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$7,876,383	0.30%

		7,876,383	0.30

AEROSPACE & DEFENSE
Other securities[a]		36,920,586	1.40

		36,920,586	1.40

AGRICULTURE
Other securities[a]		7,782,068	0.29

		7,782,068	0.29

AIRLINES
Other securities[a]		4,768,437	0.18

		4,768,437	0.18

APPAREL
Other securities[a]		39,982,370	1.51

		39,982,370	1.51

AUTO MANUFACTURERS
Other securities[a]		618,523	0.02

		618,523	0.02

AUTO PARTS & EQUIPMENT
Other securities[a]		13,162,494	0.50

		13,162,494	0.50

BANKS
Other securities[a]		23,136,720	0.88

		23,136,720	0.88

BEVERAGES
Other securities[a]		7,995,692	0.30

		7,995,692	0.30

BIOTECHNOLOGY
Alexion Pharmaceuticals Inc.[b,c]	164,839	9,774,953	0.37
Illumina Inc.[b,c]	242,263	18,387,762	0.70
Myriad Genetics Inc.[b]	194,862	7,850,990	0.30
Other securities[a]		73,346,519	2.77

		109,360,224	4.14

BUILDING MATERIALS
Other securities[a]		12,378,846	0.47

		12,378,846	0.47

Security	Shares	Value	% of Net Assets
CHEMICALS
Terra Industries Inc.[b]	419,598	$14,908,317	0.57%
Other securities[a]		28,285,429	1.07

		43,193,746	1.64

COAL
Alpha Natural Resources Inc.[b]	296,090	12,862,150	0.49
Other securities[a]		1,956,594	0.07

		14,818,744	0.56

COMMERCIAL SERVICES
DeVry Inc.	270,732	11,327,427	0.43
FTI Consulting Inc.[b]	214,177	15,215,134	0.58
Sotheby’s Holdings Inc. Class A	299,126	8,647,733	0.33
Strayer Education Inc.	65,621	10,007,202	0.38
Other securities[a]		182,563,299	6.91

		227,760,795	8.63

COMPUTERS
IHS Inc. Class Ab	151,940	9,771,261	0.37
Jack Henry & Associates Inc.	356,354	8,791,253	0.33
MICROS Systems Inc.[b]	366,089	12,322,556	0.47
Other securities[a]		43,378,881	1.64

		74,263,951	2.81

COSMETICS & PERSONAL CARE
Other securities[a]		5,274,057	0.20

		5,274,057	0.20

DISTRIBUTION & WHOLESALE
Central European Distribution Corp.[b,c]	136,311	7,931,937	0.30
LKQ Corp.[b]	508,275	11,420,939	0.43
Other securities[a]		20,822,977	0.79

		40,175,853	1.52

DIVERSIFIED FINANCIAL SERVICES
Waddell & Reed Financial Inc. Class A	317,544	10,202,689	0.39
Other securities[a]		42,499,847	1.61

		52,702,536	2.00

30	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
ELECTRIC
ITC Holdings Corp.	219,067	$11,404,628	0.43%
Other securities[a]		3,706,141	0.14

		15,110,769	0.57

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		26,761,505	1.01

		26,761,505	1.01

ELECTRONICS
FLIR Systems Inc.[b]	599,221	18,030,560	0.68
Itron Inc.[b,c]	135,574	12,232,842	0.46
Other securities[a]		63,306,296	2.41

		93,569,698	3.55

ENERGY - ALTERNATE SOURCES
Other securities[a]		10,345,031	0.39

		10,345,031	0.39

ENGINEERING & CONSTRUCTION
Other securities[a]		15,580,261	0.59

		15,580,261	0.59

ENTERTAINMENT
Bally Technologies Inc.[b]	241,077	8,278,584	0.32
Other securities[a]		18,669,734	0.70

		26,948,318	1.02

ENVIRONMENTAL CONTROL
Other securities[a]		27,943,510	1.06

		27,943,510	1.06

FOOD
Other securities[a]		21,802,072	0.83

		21,802,072	0.83

FOREST PRODUCTS & PAPER
Other securities[a]		4,363,604	0.17

		4,363,604	0.17

GAS
Other securities[a]		471,432	0.02

		471,432	0.02

HAND & MACHINE TOOLS
Other securities[a]		10,014,424	0.38

		10,014,424	0.38

Security	Shares	Value	% of Net Assets
HEALTH CARE - PRODUCTS
Hologic Inc.[b,c]	552,815	$30,736,514	1.16%
Other securities[a]		128,296,331	4.87

		159,032,845	6.03

HEALTH CARE - SERVICES
Psychiatric Solutions Inc.[b,c]	245,756	8,336,044	0.32
Other securities[a]		36,107,078	1.36

		44,443,122	1.68

HOLDING COMPANIES - DIVERSIFIED
Walter Industries Inc.	235,257	14,734,146	0.56
Other securities[a]		4,069,557	0.15

		18,803,703	0.71

HOME BUILDERS
Other securities[a]		6,510,654	0.25

		6,510,654	0.25

HOME FURNISHINGS
Other securities[a]		13,167,449	0.50

		13,167,449	0.50

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		13,693,301	0.52

		13,693,301	0.52

HOUSEWARES
Other securities[a]		149,406	0.01

		149,406	0.01

INSURANCE
Other securities[a]		11,114,793	0.42

		11,114,793	0.42

INTERNET
Equinix Inc.[b,c]	162,410	10,798,641	0.41
Priceline.com Inc.[b,c]	171,225	20,694,254	0.78
ValueClick Inc.[b]	451,858	7,794,551	0.30
Other securities[a]		94,904,389	3.60

		134,191,835	5.09

INVESTMENT COMPANIES
Other securities[a]		705,831	0.03

		705,831	0.03

IRON & STEEL
Other securities[a]		522,897	0.02

		522,897	0.02

SUMMARY SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
LEISURE TIME
Other securities[a]		$18,701,426	0.71%

		18,701,426	0.71

LODGING
Other securities[a]		7,450,013	0.28

		7,450,013	0.28

MACHINERY
Bucyrus International Inc. Class A	168,978	17,176,614	0.65
Wabtec Corp.	220,431	8,301,431	0.31
Other securities[a]		40,893,928	1.56

		66,371,973	2.52

MANUFACTURING
Hexcel Corp.[b,c]	426,909	8,158,231	0.31
Other securities[a]		53,206,674	2.02

		61,364,905	2.33

MEDIA
Other securities[a]		15,888,411	0.60

		15,888,411	0.60

METAL FABRICATE & HARDWARE
Valmont Industries Inc.	84,214	7,401,568	0.28
Other securities[a]		18,381,177	0.70

		25,782,745	0.98

MINING
Other securities[a]		36,122,984	1.37

		36,122,984	1.37

OFFICE FURNISHINGS
Other securities[a]		12,364,960	0.47

		12,364,960	0.47

OIL & GAS
Atwood Oceanics Inc.[b]	123,837	11,358,330	0.43
Petrohawk Energy Corp.[b]	448,773	9,051,751	0.34
Other securities[a]		104,814,075	3.98

		125,224,156	4.75

OIL & GAS SERVICES
Hercules Offshore Inc.[b,c]	375,882	9,442,156	0.36
W-H Energy Services Inc.[b,c]	137,698	9,480,507	0.36
Other securities[a]		49,955,735	1.89

		68,878,398	2.61

Security	Shares	Value	% of Net Assets
PACKAGING & CONTAINERS
Greif Inc. Class A	150,240	$10,205,803	0.39%
Other securities[a]		4,683,628	0.17

		14,889,431	0.56

PHARMACEUTICALS
BioMarin Pharmaceutical Inc.[b,c]	432,933	15,312,840	0.58
OSI Pharmaceuticals Inc.[b]	261,007	9,759,052	0.37
United Therapeutics Corp.[b]	100,670	8,728,089	0.33
Other securities[a]		117,366,937	4.45

		151,166,918	5.73

REAL ESTATE
Other securities[a]		3,777,251	0.14

		3,777,251	0.14

REAL ESTATE INVESTMENT TRUSTS
Digital Realty Trust Inc.[c]	255,204	9,059,742	0.34
Nationwide Health Properties Inc.	382,085	12,895,369	0.49
Other securities[a]		87,660,827	3.32

		109,615,938	4.15

RETAIL
Aeropostale Inc.[b,c]	302,981	8,213,815	0.31
Chipotle Mexican Grill Inc. Class Bb	148,160	14,384,854	0.55
J. Crew Group Inc.[b,c]	176,316	7,787,878	0.30
Other securities[a]		116,760,465	4.42

		147,147,012	5.58

SAVINGS & LOANS
Other securities[a]		3,680,678	0.14

		3,680,678	0.14

SEMICONDUCTORS
Microsemi Corp.[b]	345,225	7,871,130	0.30
ON Semiconductor Corp.[b,c]	1,444,647	8,205,595	0.31
Other securities[a]		73,139,969	2.77

		89,216,694	3.38

32	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
SOFTWARE
ANSYS Inc.[b]	350,260	$12,090,975	0.46%
Nuance Communications Inc.[b,c]	678,199	11,807,445	0.45
Take-Two Interactive Software Inc.[b]	298,935	7,628,821	0.29
Other securities[a]		114,830,235	4.35

		146,357,476	5.55

STORAGE & WAREHOUSING
Other securities[a]		2,476,479	0.09

		2,476,479	0.09

TELECOMMUNICATIONS
Anixter International Inc.[b]	116,186	7,440,551	0.28
Polycom Inc.[b,c]	415,032	9,354,821	0.36
Time Warner Telecom Inc. Class Ab,c	605,889	9,385,221	0.36
Other securities[a]		76,307,302	2.88

		102,487,895	3.88

TOYS, GAMES & HOBBIES
Other securities[a]		4,023,028	0.15

		4,023,028	0.15

TRANSPORTATION
Other securities[a]		43,461,822	1.65

		43,461,822	1.65

TRUCKING & LEASING
Other securities[a]		546,362	0.02

		546,362	0.02

WATER
Other securities[a]		1,527,519	0.06

		1,527,519	0.06

TOTAL COMMON STOCKS (Cost: $3,553,247,658)		2,635,942,959	99.90

RIGHTS

DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		14	0.00

		14	0.00

Security	Shares	Value	% of Net Assets
REAL ESTATE
Other securities[a]		$1,279	0.00%

		1,279	0.00

TOTAL RIGHTS (Cost: $0)		1,293	0.00

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.18%[d,e]	846,655	846,655	0.03
BGI Cash Premier Fund LLC 3.22%[d,e,f]	500,860,485	500,860,485	18.99

		501,707,140	19.02

TOTAL SHORT-TERM INVESTMENTS
(Cost: $501,707,140)		501,707,140	19.02

TOTAL INVESTMENTS IN SECURITIES
(Cost: $4,054,954,798)		3,137,651,392	118.92

Other Assets, Less Liabilities		(499,157,285)	(18.92)

NET ASSETS		$2,638,494,107	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2008.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See

Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$968,325	0.03%

		968,325	0.03

AEROSPACE & DEFENSE
Other securities[a]		32,714,379	0.98

		32,714,379	0.98

AGRICULTURE
Universal Corp.	164,842	10,802,096	0.32
Other securities[a]		5,972,301	0.18

		16,774,397	0.50

AIRLINES
Other securities[a]		22,801,664	0.69

		22,801,664	0.69

APPAREL
Other securities[a]		28,785,192	0.87

		28,785,192	0.87

AUTO MANUFACTURERS
Other securities[a]		1,687,702	0.05

		1,687,702	0.05

AUTO PARTS & EQUIPMENT
Other securities[a]		49,994,083	1.50

		49,994,083	1.50

BANKS
FirstMerit Corp.	489,690	10,116,995	0.30
National Penn Bancshares Inc.	473,065	8,605,052	0.26
Susquehanna Bancshares Inc.	517,967	10,550,988	0.32
Other securities[a]		355,834,913	10.71

		385,107,948	11.59

BEVERAGES
Other securities[a]		1,325,207	0.04

		1,325,207	0.04

BIOTECHNOLOGY
Bio-Rad Laboratories Inc. Class Ab	113,687	10,112,459	0.30
Other securities[a]		23,363,595	0.71

		33,476,054	1.01

Security	Shares	Value	% of Net Assets
BUILDING MATERIALS
Other securities[a]		$22,955,288	0.69%

		22,955,288	0.69

CHEMICALS
CF Industries Holdings Inc.	303,813	31,481,103	0.95
Olin Corp.	448,769	8,867,675	0.27
OM Group Inc.[b]	181,406	9,893,883	0.30
Other securities[a]		81,215,086	2.44

		131,457,747	3.96

COAL
Other securities[a]		2,259,000	0.07

		2,259,000	0.07

COMMERCIAL SERVICES
SAIC Inc.[b]	1,016,499	18,896,716	0.57
Watson Wyatt Worldwide Inc.	197,667	11,217,602	0.34
Other securities[a]		108,770,411	3.27

		138,884,729	4.18

COMPUTERS
Other securities[a]		56,243,945	1.69

		56,243,945	1.69

COSMETICS & PERSONAL CARE
Other securities[a]		4,995,291	0.15

		4,995,291	0.15

DISTRIBUTION & WHOLESALE
Other securities[a]		17,043,219	0.51

		17,043,219	0.51

DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		46,684,110	1.40

		46,684,110	1.40

ELECTRIC
IDACORP Inc.	267,695	8,595,686	0.26
Westar Energy Inc.	609,327	13,874,376	0.42
Other securities[a]		87,350,834	2.62

		109,820,896	3.30

34	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
ELECTRICAL COMPONENTS & EQUIPMENT
GrafTech International Ltd.[b,c]	634,601	$10,286,882	0.31%
Other securities[a]		16,516,734	0.50

		26,803,616	0.81

ELECTRONICS
Brady Corp. Class A	306,720	10,253,650	0.31
Other securities[a]		69,470,430	2.09

		79,724,080	2.40

ENERGY - ALTERNATE SOURCES
Other securities[a]		5,238,470	0.16

		5,238,470	0.16

ENGINEERING & CONSTRUCTION
EMCOR Group Inc.[b]	388,145	8,620,700	0.26
Other securities[a]		9,651,260	0.29

		18,271,960	0.55

ENTERTAINMENT
Other securities[a]		13,988,478	0.42

		13,988,478	0.42

ENVIRONMENTAL CONTROL
Other securities[a]		19,098,365	0.57

		19,098,365	0.57

FOOD
Ruddick Corp.	250,116	9,219,276	0.28
Other securities[a]		79,455,381	2.39

		88,674,657	2.67

FOREST PRODUCTS & PAPER
Potlatch Corp.	237,477	9,800,676	0.29
Other securities[a]		24,551,352	0.74

		34,352,028	1.03

GAS
Nicor Inc.	274,009	9,182,042	0.27
Piedmont Natural Gas Co.	454,941	11,946,751	0.36
WGL Holdings Inc.	299,570	9,604,214	0.29
Other securities[a]		34,851,924	1.05

		65,584,931	1.97

HAND & MACHINE TOOLS
Other securities[a]		7,127,832	0.21

		7,127,832	0.21

Security	Shares	Value	% of Net Assets
HEALTH CARE - PRODUCTS
Other securities[a]		$38,789,620	1.17%

		38,789,620	1.17

HEALTH CARE - SERVICES
AMERIGROUP Corp.[b]	321,100	8,775,663	0.26
HealthSouth Corp.[b,c]	479,198	8,524,932	0.26
Other securities[a]		39,821,940	1.20

		57,122,535	1.72

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		13,581,191	0.41

		13,581,191	0.41

HOME BUILDERS
Other securities[a]		17,110,488	0.51

		17,110,488	0.51

HOME FURNISHINGS
Other securities[a]		15,335,047	0.46

		15,335,047	0.46

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		35,224,477	1.06

		35,224,477	1.06

HOUSEWARES
Other securities[a]		3,234,149	0.10

		3,234,149	0.10

INSURANCE
Aspen Insurance Holdings Ltd.	537,254	14,172,761	0.43
Assured Guaranty Ltd.	489,070	11,610,522	0.35
Commerce Group Inc.	298,137	10,750,820	0.32
IPC Holdings Ltd.	367,987	10,303,636	0.31
Max Capital Group Ltd.	339,804	8,899,467	0.27
Montpelier Re Holdings Ltd.	582,488	9,348,932	0.28
Platinum Underwriters Holdings Ltd.	328,110	10,650,451	0.32
ProAssurance Corp.[b,c]	202,877	10,920,869	0.33
Other securities[a]		151,071,847	4.54

		237,729,305	7.15

INTERNET
Other securities[a]		56,688,583	1.71

		56,688,583	1.71

SUMMARY SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
INVESTMENT COMPANIES
Apollo Investment Corp.	727,653	$11,518,747	0.35%
Other securities[a]		27,220,418	0.82

		38,739,165	1.17

IRON & STEEL
Schnitzer Steel Industries Inc. Class A	133,136	9,455,319	0.28
Other securities[a]		5,549,016	0.17

		15,004,335	0.45

LEISURE TIME
Other securities[a]		9,676,914	0.29

		9,676,914	0.29

LODGING
Other securities[a]		10,009,723	0.30

		10,009,723	0.30

MACHINERY
Other securities[a]		52,384,972	1.58

		52,384,972	1.58

MANUFACTURING
AptarGroup Inc.	388,477	15,123,410	0.45
Other securities[a]		45,497,801	1.37

		60,621,211	1.82

MEDIA
Other securities[a]		45,117,888	1.36

		45,117,888	1.36

METAL FABRICATE & HARDWARE
Quanex Corp.	226,167	11,701,881	0.35
Other securities[a]		33,716,307	1.02

		45,418,188	1.37

MINING
Compass Minerals International Inc.	196,092	11,565,506	0.35
Other securities[a]		24,839,774	0.75

		36,405,280	1.10

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		3,713,018	0.11

		3,713,018	0.11

OFFICE FURNISHINGS
Other securities[a]		68,522	0.00

		68,522	0.00

Security	Shares	Value	% of Net Assets
OIL & GAS
Encore Acquisition Co.[b,c]	323,784	$13,042,020	0.39%
Petrohawk Energy Corp.[b]	566,899	11,434,353	0.34
Stone Energy Corp.[b]	170,598	8,923,981	0.27
Whiting Petroleum Corp.[b]	256,169	16,561,326	0.50
Other securities[a]		86,221,073	2.60

		136,182,753	4.10

OIL & GAS SERVICES
Exterran Holdings Inc.[b]	367,408	23,712,512	0.71
Oil States International Inc.[b,c]	300,105	13,447,705	0.41
Other securities[a]		17,066,997	0.51

		54,227,214	1.63

PACKAGING & CONTAINERS
Other securities[a]		4,011,851	0.12

		4,011,851	0.12

PHARMACEUTICALS
Other securities[a]		28,601,168	0.86

		28,601,168	0.86
REAL ESTATE
Other securities[a]		7,780,209	0.23

		7,780,209	0.23

REAL ESTATE INVESTMENT TRUSTS
Alexandria Real Estate Equities Inc.[c]	96,804	8,975,667	0.27
BioMed Realty Trust Inc.	398,335	9,516,223	0.29
DCT Industrial Trust Inc.[c]	1,024,944	10,208,442	0.31
National Retail Properties Inc.	435,304	9,598,453	0.29
Post Properties Inc.[c]	220,976	8,534,093	0.26
Realty Income Corp.[c]	615,765	15,775,899	0.47
Senior Housing Properties Trust[c]	578,455	13,709,384	0.41
Other securities[a]		201,702,125	6.07

		278,020,286	8.37

36	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
RETAIL
Other securities[a]		$133,394,942	4.01%

		133,394,942	4.01

SAVINGS & LOANS
First Niagara Financial Group Inc.	644,684	8,761,256	0.26
Other securities[a]		63,345,629	1.91

		72,106,885	2.17

SEMICONDUCTORS
Other securities[a]		72,209,391	2.17

		72,209,391	2.17

SOFTWARE
Sybase Inc.[b,c]	498,369	13,107,105	0.39
Other securities[a]		47,100,899	1.42

		60,208,004	1.81

STORAGE & WAREHOUSING
Other securities[a]		826,424	0.03

		826,424	0.03

TELECOMMUNICATIONS
Other securities[a]		98,012,250	2.95

		98,012,250	2.95

TEXTILES
Other securities[a]		7,545,665	0.23

		7,545,665	0.23

TOYS, GAMES & HOBBIES
Other securities[a]		11,151,678	0.34

		11,151,678	0.34

TRANSPORTATION
Other securities[a]		71,034,331	2.14

		71,034,331	2.14

TRUCKING & LEASING
Other securities[a]		8,296,177	0.25

		8,296,177	0.25

WATER
Other securities[a]		15,178,599	0.46

		15,178,599	0.46

TOTAL COMMON STOCKS (Cost: $4,349,126,123)		3,313,606,031	99.71

Security	Shares	Value	% of Net Assets
RIGHTS

DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		$15	0.00%

		15	0.00

INVESTMENT COMPANIES
Other securities[a]		135,618	0.00

		135,618	0.00

REAL ESTATE
Other securities[a]		156	0.00

		156	0.00

TOTAL RIGHTS (Cost: $0)		135,789	0.00

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.18%[d,e]	4,361,927	4,361,927	0.13
BGI Cash Premier Fund LLC 3.22%[d,e,f]	434,068,837	434,068,837	13.06

		438,430,764	13.19

TOTAL SHORT-TERM INVESTMENTS
(Cost: $438,430,764)		438,430,764	13.19

TOTAL INVESTMENTS IN SECURITIES
(Cost: $4,787,556,887)		3,752,172,584	112.90

Other Assets, Less Liabilities		(428,760,540)	(12.90)

NET ASSETS		$3,323,412,044	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2008.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See

Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	37

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2008

	iShares Russell
	1000 Index Fund	1000 Growth Index Fund	1000 Value Index Fund	2000 Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$4,298,563,131	$13,422,502,258	$9,432,482,866	$13,297,514,752
Affiliated issuers (Note 2)	54,218,189	416,124,070	139,585,414	1,459,312,748

Total cost of investments	$4,352,781,320	$13,838,626,328	$9,572,068,280	$14,756,827,500

Investments in securities, at value
(including securities on loana) (Note 1):
Unaffiliated issuers	$3,703,753,999	$12,841,277,341	$8,309,297,655	$10,310,849,730
Affiliated issuers (Note 2)	54,218,189	416,124,070	139,585,414	1,459,312,748

Total value of investments	3,757,972,188	13,257,401,411	8,448,883,069	11,770,162,478
Receivables:
Investment securities sold	16,966,330	57,382,432	40,352,872	29,018,679
Due from custodian (Note 4)	19,840	–	42,922	35,127,711
Dividends and interest	5,048,777	12,481,023	15,735,464	12,612,058
Capital shares sold	22,726	25,419	–	2,144,331

Total Assets	3,780,029,861	13,327,290,285	8,505,014,327	11,849,065,257

LIABILITIES
Payables:
Investment securities purchased	19,997,040	64,265,746	49,698,471	62,673,355
Securities related to in-kind transactions (Note 4)	–	92,637	3,103	–
Collateral for securities on loan (Note 5)	49,177,640	402,857,303	125,519,251	1,444,549,681
Capital shares redeemed	–	25,766	97,944	8,671,260
Short positions, at value (Proceeds: $–, $–,
$646,069 and $–, respectively) (Note 1)	–	–	646,076	–
Investment advisory fees (Note 2)	461,791	2,195,491	1,417,095	1,692,206

Total Liabilities	69,636,471	469,436,943	177,381,940	1,517,586,502

NET ASSETS	$3,710,393,390	$12,857,853,342	$8,327,632,387	$10,331,478,755

Net assets consist of:
Paid-in capital	$4,362,536,693	$13,748,590,532	$9,562,024,114	$13,737,117,565
Undistributed net investment income	397,786	782,889	1,967,088	5,337,724
Accumulated net realized loss	(57,731,957)	(310,295,162)	(113,173,597)	(424,311,512)
Net unrealized depreciation	(594,809,132)	(581,224,917)	(1,123,185,218)	(2,986,665,022)

NET ASSETS	$3,710,393,390	$12,857,853,342	$8,327,632,387	$10,331,478,755

Shares outstanding[b]	51,550,000	235,650,000	114,100,000	150,650,000

Net asset value per share	$71.98	$54.56	$72.99	$68.58

[a]	Securities on loan with market values of $48,100,091, $395,258,699, $122,214,072 and $1,407,156,298, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

38	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2008

	iShares Russell
	2000 Growth Index Fund	2000 Value Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$3,553,247,658	$4,349,126,123
Affiliated issuers (Note 2)	501,707,140	438,430,764

Total cost of investments	$4,054,954,798	$4,787,556,887

Investments in securities, at value (including securities on loana) (Note 1):
Unaffiliated issuers	$2,635,944,252	$3,313,741,820
Affiliated issuers (Note 2)	501,707,140	438,430,764

Total value of investments	3,137,651,392	3,752,172,584
Receivables:
Investment securities sold	7,414,864	9,179,378
Due from custodian (Note 4)	534,994	676,972
Dividends and interest	1,537,437	6,380,331
Capital shares sold	189,266	–

Total Assets	3,147,327,953	3,768,409,265

LIABILITIES
Payables:
Investment securities purchased	7,369,480	10,230,675
Collateral for securities on loan (Note 5)	500,860,485	434,068,837
Capital shares redeemed	37,354	–
Investment advisory fees (Note 2)	566,527	697,709

Total Liabilities	508,833,846	444,997,221

NET ASSETS	$2,638,494,107	$3,323,412,044

Net assets consist of:
Paid-in capital	$3,701,480,420	$4,440,603,740
Undistributed net investment income	1,514,335	2,493,879
Accumulated net realized loss	(147,197,242)	(84,301,272)
Net unrealized depreciation	(917,303,406)	(1,035,384,303)

NET ASSETS	$2,638,494,107	$3,323,412,044

Shares outstanding[b]	36,200,000	50,300,000

Net asset value per share	$72.89	$66.07

[a]	Securities on loan with market values of $489,383,995 and $420,784,169, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	39

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2008

	iShares Russell
	1000 Index Fund	1000 Growth Index Fund	1000 Value Index Fund	2000 Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$68,190,186	$143,567,773	$253,393,361	$138,189,220
Interest from affiliated issuers (Note 2)	283,571	844,640	701,327	737,945
Securities lending income from unaffiliated issuers	19,165	62,901	63,548	1,401,655
Securities lending income from affiliated issuers (Note 2)	370,343	1,430,323	1,335,412	13,305,228

Total investment income	68,863,265	145,905,637	255,493,648	153,634,048

EXPENSES
Investment advisory fees (Note 2)	5,458,975	24,387,208	19,588,129	21,717,682

Total expenses	5,458,975	24,387,208	19,588,129	21,717,682

Net investment income	63,404,290	121,518,429	235,905,519	131,916,366

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(20,327,918)	(18,537,254)	(84,430,684)	(170,250,446)
In-kind redemptions	450,879,035	528,068,323	1,143,738,597	148,607,749
Short positions (Note 1)	–	35,009	105,474	(128)

Net realized gain (loss)	430,551,117	509,566,078	1,059,413,387	(21,642,825)

Net change in unrealized appreciation (depreciation) on:
Investments	(711,522,168)	(1,204,281,811)	(2,371,911,354)	(1,549,118,440)
Short positions (Note 1)	–	(34,467)	(7)	–
Net change in unrealized appreciation (depreciation)	(711,522,168)	(1,204,316,278)	(2,371,911,361)	(1,549,118,440)

Net realized and unrealized loss	(280,971,051)	(694,750,200)	(1,312,497,974)	(1,570,761,265)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(217,566,761)	$(573,231,771)	$(1,076,592,455)	$(1,438,844,899)

[a]	Net of foreign withholding tax of $4,535, $–, $24,425 and $48,410, respectively.

See notes to financial statements.

40	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2008

	iShares Russell
	2000 Growth Index Fund	2000 Value Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$21,427,705	$76,714,251
Interest from affiliated issuers (Note 2)	277,028	322,924
Securities lending income from unaffiliated issuers	417,231	313,960
Securities lending income from affiliated issuers (Note 2)	4,545,629	4,971,526

Total investment income	26,667,593	82,322,661

EXPENSES
Investment advisory fees (Note 2)	7,648,476	10,180,559

Total expenses	7,648,476	10,180,559

Net investment income	19,019,117	72,142,102

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(115,801,356)	(129,456,249)
In-kind redemptions	591,148,969	542,367,066
Short positions (Note 1)	–	(581)

Net realized gain	475,347,613	412,910,236

Net change in unrealized appreciation (depreciation) on:
Investments	(765,579,473)	(1,246,961,847)
Short positions (Note 1)	–	540

Net change in unrealized appreciation (depreciation)	(765,579,473)	(1,246,961,307)

Net realized and unrealized loss	(290,231,860)	(834,051,071)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(271,212,743)	$(761,908,969)

[a]	Net of foreign withholding tax of $– and $36,540, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Russell 1000 Index Fund		iShares Russell 1000 Growth Index Fund
	Year ended March 31, 2008	Year ended March 31, 2007	Year ended March 31, 2008	Year ended March 31, 2007

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$63,404,290	$50,196,110	$121,518,429	$71,911,535
Net realized gain	430,551,117	275,850,725	509,566,078	105,854,566
Net change in unrealized appreciation (depreciation)	(711,522,168)	18,981,139	(1,204,316,278)	278,951,186

Net increase (decrease) in net assets resulting from operations	(217,566,761)	345,027,974	(573,231,771)	456,717,287

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(63,145,764)	(50,050,948)	(124,189,864)	(68,834,878)

Total distributions to shareholders	(63,145,764)	(50,050,948)	(124,189,864)	(68,834,878)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,996,367,184	2,496,721,427	7,226,155,485	3,176,432,435
Cost of shares redeemed	(3,226,898,517)	(2,105,809,163)	(2,167,588,496)	(921,672,045)

Net increase in net assets from capital share transactions	769,468,667	390,912,264	5,058,566,989	2,254,760,390

INCREASE IN NET ASSETS	488,756,142	685,889,290	4,361,145,354	2,642,642,799

NET ASSETS
Beginning of year	3,221,637,248	2,535,747,958	8,496,707,988	5,854,065,189

End of year	$3,710,393,390	$3,221,637,248	$12,857,853,342	$8,496,707,988

Undistributed net investment income included in net assets at end of year	$397,786	$216,075	$782,889	$3,370,424

SHARES ISSUED AND REDEEMED
Shares sold	52,100,000	35,000,000	120,550,000	58,900,000
Shares redeemed	(42,150,000)	(29,350,000)	(37,750,000)	(17,450,000)

Net increase in shares outstanding	9,950,000	5,650,000	82,800,000	41,450,000

See notes to financial statements.

42	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 1000 Value Index Fund		iShares Russell 2000 Index Fund
	Year ended March 31, 2008	Year ended March 31, 2007	Year ended March 31, 2008	Year ended March 31, 2007

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$235,905,519	$182,171,097	$131,916,366	$104,388,644
Net realized gain (loss)	1,059,413,387	358,221,732	(21,642,825)	1,009,189,108
Net change in unrealized appreciation (depreciation)	(2,371,911,361)	667,118,432	(1,549,118,440)	(884,210,540)

Net increase (decrease) in net assets resulting from operations	(1,076,592,455)	1,207,511,261	(1,438,844,899)	229,367,212

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(234,068,855)	(180,706,150)	(127,282,511)	(97,907,889)
Return of capital	–	(1,893,651)	(1,022,873)	(11,098,007)

Total distributions to shareholders	(234,068,855)	(182,599,801)	(128,305,384)	(109,005,896)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,610,436,960	3,824,541,147	183,468,081,228	110,028,174,079
Cost of shares redeemed	(5,488,201,356)	(1,427,669,907)	(179,619,353,481)	(111,307,356,017)

Net increase (decrease) in net assets from capital share transactions	122,235,604	2,396,871,240	3,848,727,747	(1,279,181,938)

INCREASE (DECREASE) IN NET ASSETS	(1,188,425,706)	3,421,782,700	2,281,577,464	(1,158,820,622)

NET ASSETS
Beginning of year	9,516,058,093	6,094,275,393	8,049,901,291	9,208,721,913

End of year	$8,327,632,387	$9,516,058,093	$10,331,478,755	$8,049,901,291

Undistributed net investment income included in net assets at end of year	$1,967,088	$520,376	$5,337,724	$827,544

SHARES ISSUED AND REDEEMED
Shares sold	66,600,000	49,550,000	2,348,950,000	1,469,500,000
Shares redeemed	(66,950,000)	(18,700,000)	(2,299,600,000)	(1,489,400,000)

Net increase (decrease) in shares outstanding	(350,000)	30,850,000	49,350,000	(19,900,000)

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 2000 Growth Index Fund		iShares Russell 2000 Value Index Fund
	Year ended March 31, 2008	Year ended March 31, 2007	Year ended March 31, 2008	Year ended March 31, 2007

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$19,019,117	$9,412,211	$72,142,102	$62,092,947
Net realized gain	475,347,613	510,898,191	412,910,236	535,638,890
Net change in unrealized appreciation (depreciation)	(765,579,473)	(539,039,540)	(1,246,961,307)	(214,007,768)

Net increase (decrease) in net assets resulting from operations	(271,212,743)	(18,729,138)	(761,908,969)	383,724,069

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(17,631,093)	(10,451,823)	(70,002,875)	(64,691,661)
Return of capital	(1,524,834)	–	–	–

Total distributions to shareholders	(19,155,927)	(10,451,823)	(70,002,875)	(64,691,661)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	7,097,930,984	3,746,297,788	4,346,999,006	3,295,813,870
Cost of shares redeemed	(7,220,740,811)	(3,375,614,566)	(4,678,220,259)	(2,632,513,160)

Net increase (decrease) in net assets from capital share transactions	(122,809,827)	370,683,222	(331,221,253)	663,300,710

INCREASE (DECREASE) IN NET ASSETS	(413,178,497)	341,502,261	(1,163,133,097)	982,333,118

NET ASSETS
Beginning of year	3,051,672,604	2,710,170,343	4,486,545,141	3,504,212,023

End of year	$2,638,494,107	$3,051,672,604	$3,323,412,044	$4,486,545,141

Undistributed net investment income included in net assets at end of year	$1,514,335	$169,997	$2,493,879	$1,049,416

SHARES ISSUED AND REDEEMED
Shares sold	85,200,000	48,550,000	56,250,000	43,900,000
Shares redeemed	(86,850,000)	(44,650,000)	(61,400,000)	(35,350,000)

Net increase (decrease) in shares outstanding	(1,650,000)	3,900,000	(5,150,000)	8,550,000

See notes to financial statements.

44	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Index Fund
	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004

Net asset value, beginning of year	$77.44	$70.54	$63.41	$60.52	$45.17

Income from investment operations:
Net investment income	1.38 [a]	1.29 [a]	1.14	1.20	0.88
Net realized and unrealized gain (loss)[b]	(5.51)	6.87	7.09	3.08	15.36

Total from investment operations	(4.13)	8.16	8.23	4.28	16.24

Less distributions from:
Net investment income	(1.33)	(1.26)	(1.10)	(1.18)	(0.89)
Return of capital	–	–	–	(0.21)	–

Total distributions	(1.33)	(1.26)	(1.10)	(1.39)	(0.89)

Net asset value, end of year	$71.98	$77.44	$70.54	$63.41	$60.52

Total return	(5.47)%	11.67%	13.06%	7.12%	36.12%

Ratios/Supplemental data:
Net assets, end of year (000s)	$3,710,393	$3,221,637	$2,535,748	$1,984,792	$2,084,785
Ratio of expenses to average net assets	0.15%	0.15%	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets	1.74%	1.76%	1.72%	1.87%	1.62%
Portfolio turnover rate[c]	8%	7%	7%	5%	5%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	45

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Growth Index Fund
	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004

Net asset value, beginning of year	$55.59	$52.55	$46.93	$47.03	$35.97

Income from investment operations:
Net investment income	0.59 [a]	0.58 [a]	0.44	0.53	0.37
Net realized and unrealized gain (loss)[b]	(1.05)	2.99	5.61	(0.06)	11.07

Total from investment operations	(0.46)	3.57	6.05	0.47	11.44

Less distributions from:
Net investment income	(0.57)	(0.53)	(0.43)	(0.53)	(0.38)
Return of capital	–	–	–	(0.04)	–

Total distributions	(0.57)	(0.53)	(0.43)	(0.57)	(0.38)

Net asset value, end of year	$54.56	$55.59	$52.55	$46.93	$47.03

Total return	(0.91)%	6.84%	12.93%	0.98%	31.88%

Ratios/Supplemental data:
Net assets, end of year (000s)	$12,857,853	$8,496,708	$5,854,065	$3,129,992	$1,646,146
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.00%	1.10%	0.96%	1.27%	0.87%
Portfolio turnover rate[c]	16%	15%	18%	14%	9%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

46	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 1000 Value Index Fund
	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004

Net asset value, beginning of year	$83.15	$72.90	$65.91	$59.75	$43.45

Income from investment operations:
Net investment income	1.99 [a]	1.83 [a]	1.59	1.40	1.15
Net realized and unrealized gain (loss)[b]	(10.19)	10.17	6.97	6.30	16.32

Total from investment operations	(8.20)	12.00	8.56	7.70	17.47

Less distributions from:
Net investment income	(1.96)	(1.73)	(1.55)	(1.54)	(1.17)
Return of capital	–	(0.02)	(0.02)	–	–

Total distributions	(1.96)	(1.75)	(1.57)	(1.54)	(1.17)

Net asset value, end of year	$72.99	$83.15	$72.90	$65.91	$59.75

Total return	(10.09)%	16.63%	13.10%	13.02%	40.48%

Ratios/Supplemental data:
Net assets, end of year (000s)	$8,327,632	$9,516,058	$6,094,275	$4,791,379	$2,706,693
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	2.41%	2.34%	2.38%	2.42%	2.29%
Portfolio turnover rate[c]	14%	14%	7%	15%	12%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	47

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Index Fund
	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004

Net asset value, beginning of year	$79.47	$75.98	$61.14	$58.80	$36.31

Income from investment operations:
Net investment income	0.94 [a]	0.80 [a]	0.81	0.74	0.50
Net realized and unrealized gain (loss)[b]	(11.10)	3.51	14.80	2.36	22.48

Total from investment operations	(10.16)	4.31	15.61	3.10	22.98

Less distributions from:
Net investment income	(0.72)	(0.74)	(0.72)	(0.61)	(0.45)
Return of capital	(0.01)	(0.08)	(0.05)	(0.15)	(0.04)

Total distributions	(0.73)	(0.82)	(0.77)	(0.76)	(0.49)

Net asset value, end of year	$68.58	$79.47	$75.98	$61.14	$58.80

Total return	(12.89)%	5.73%	25.69%	5.27%	63.44%

Ratios/Supplemental data:
Net assets, end of year (000s)	$10,331,479	$8,049,901	$9,208,722	$6,908,105	$5,280,402
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.21%	1.07%	1.19%	1.20%	1.08%
Portfolio turnover rate[c]	11%	25%	20%	17%	26%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

48	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Growth Index Fund
	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004

Net asset value, beginning of year	$80.63	$79.83	$62.76	$62.52	$38.56

Income from investment operations:
Net investment income	0.51 [a]	0.26 [a]	0.30	0.20	0.20
Net realized and unrealized gain (loss)[b]	(7.73)	0.83	17.04	0.25	23.97

Total from investment operations	(7.22)	1.09	17.34	0.45	24.17

Less distributions from:
Net investment income	(0.48)	(0.29)	(0.27)	(0.17)	(0.21)
Return of capital	(0.04)	–	–	(0.04)	–

Total distributions	(0.52)	(0.29)	(0.27)	(0.21)	(0.21)

Net asset value, end of year	$72.89	$80.63	$79.83	$62.76	$62.52

Total return	(9.03)%	1.38%	27.67%	0.74%	62.76%

Ratios/Supplemental data:
Net assets, end of year (000s)	$2,638,494	$3,051,673	$2,710,170	$2,105,733	$1,522,368
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	0.62%	0.34%	0.45%	0.37%	0.38%
Portfolio turnover rate[c]	32%	43%	38%	22%	37%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	49

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 2000 Value Index Fund
	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004

Net asset value, beginning of year	$80.91	$74.72	$61.48	$57.08	$35.30

Income from investment operations:
Net investment income	1.34 [a]	1.24 [a]	1.15	0.99	0.74
Net realized and unrealized gain (loss)[b]	(14.89)	6.22	13.18	4.45	21.75

Total from investment operations	(13.55)	7.46	14.33	5.44	22.49

Less distributions from:
Net investment income	(1.29)	(1.27)	(1.02)	(1.04)	(0.66)
Return of capital	–	–	(0.07)	–	(0.05)

Total distributions	(1.29)	(1.27)	(1.09)	(1.04)	(0.71)

Net asset value, end of year	$66.07	$80.91	$74.72	$61.48	$57.08

Total return	(16.94)%	10.11%	23.51%	9.58%	64.00%

Ratios/Supplemental data:
Net assets, end of year (000s)	$3,323,412	$4,486,545	$3,504,212	$2,711,333	$1,712,273
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.77%	1.63%	1.80%	1.84%	1.64%
Portfolio turnover rate[c]	28%	36%	14%	23%	16%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

50	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares Russell 1000, iShares Russell 1000 Growth, iShares Russell 1000 Value, iShares Russell 2000, iShares Russell 2000 Growth and iShares Russell 2000 Value Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act, except for the iShares Russell 1000 Growth Index Fund, which is classified as a non-diversified fund. Non-diversified funds generally hold securities of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

NOTES TO FINANCIAL STATEMENTS	51

Notes to Financial Statements (Continued)

iSHARES® TRUST

Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

As of March 31, 2008, the tax year-end of the Funds, the components of net accumulated losses on a tax basis were as follows:

iShares Index Fund	Undistributed Ordinary Income	Unrealized Depreciation	Capital and Other Losses	Net Accumulated Losses
Russell 1000	$151,520	$(632,619,685)	$(19,675,138)	$(652,143,303)
Russell 1000 Growth	–	(680,961,528)	(209,775,662)	(890,737,190)
Russell 1000 Value	1,264,892	(1,212,717,032)	(22,939,587)	(1,234,391,727)
Russell 2000	–	(3,019,478,140)	(386,160,670)	(3,405,638,810)
Russell 2000 Growth	–	(931,982,770)	(131,003,543)	(1,062,986,313)
Russell 2000 Value	339,703	(1,095,076,029)	(22,455,370)	(1,117,191,696)

For the years ended March 31, 2008 and March 31, 2007, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended March 31, 2008.

From November 1, 2007 to March 31, 2008, the iShares Russell 2000 Index Fund incurred net realized capital losses. As permitted by tax regulations, the Fund has elected to defer those losses of $1,480,258 and treat them as arising in the year ending March 31, 2009.

52	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

The Funds had tax basis net capital loss carryforwards as of March 31, 2008, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Total
Russell 1000	$–	$9,740,950	$5,661,012	$–	$3,566,065	$707,111	$–	$19,675,138
Russell 1000 Growth	–	55,091,674	23,134,640	16,440,477	76,953,145	38,155,726	–	209,775,662
Russell 1000 Value	–	–	6,460,764	–	9,884,283	1,336,109	5,258,431	22,939,587
Russell 2000	47,692,929	112,740,686	58,221,050	40,463,538	98,708,572	12,245,583	14,608,054	384,680,412
Russell 2000 Growth	–	51,999,054	4,816,733	24,718,345	39,417,433	–	10,051,978	131,003,543
Russell 2000 Value	–	–	–	–	11,905,952	–	10,549,418	22,455,370

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the year ended March 31, 2008, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the year ended March 31, 2008 are disclosed in the Funds’ Statements of Operations.

As of March 31, 2008, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Russell 1000	$4,390,591,873	$2,763,904	$(635,383,589)	$(632,619,685)
Russell 1000 Growth	13,938,362,939	697,288,045	(1,378,249,573)	(680,961,528)
Russell 1000 Value	9,661,600,094	337,845,745	(1,550,562,770)	(1,212,717,025)
Russell 2000	14,789,640,618	–	(3,019,478,140)	(3,019,478,140)
Russell 2000 Growth	4,069,634,162	43,818,749	(975,801,519)	(931,982,770)
Russell 2000 Value	4,847,248,613	24,929,166	(1,120,005,195)	(1,095,076,029)

The Funds adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in a tax position taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosures of tax positions, along with accounting for the related interest and penalties. Management has reviewed the tax positions as of March 31, 2008, inclusive of the prior three open tax return years, and has determined that the implementation of FIN 48 did not have a material impact on the Funds’ financial statements.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements (Continued)

iSHARES® TRUST

agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

SHORT POSITIONS

From time to time, in order to track the performance of their respective benchmark index, the Funds may sell non-index securities that they will receive through corporate actions occurring on the opening of market trading on the following business day. Such short positions are valued consistent with how securities are valued as described under “Security Valuation.” The obligation to deliver the securities is recorded as a liability on the Funds’ Statements of Assets and Liabilities and is equal to the current market value of the securities to be delivered. Any market fluctuations between the value of the obligation to sell these securities and the current market value are reflected as unrealized appreciation (depreciation) in the Funds’ Statements of Operations. Upon receipt of the securities related to corporate actions, the Funds record a realized gain (loss). Details of the short positions resulting from the non-index securities sold by the Funds, if any, are included in their respective Summary Schedules of Investments.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
Russell 1000	0.15%
Russell 1000 Growth	0.20
Russell 1000 Value	0.20
Russell 2000	0.20
Russell 2000 Growth	0.25
Russell 2000 Value	0.25

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as

54	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

securities lending agent for the Funds. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended March 31, 2008, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
Russell 1000	$389,508
Russell 1000 Growth	1,493,224
Russell 1000 Value	1,398,960
Russell 2000	14,706,883
Russell 2000 Growth	4,962,860
Russell 2000 Value	5,285,486

Cross trades for the year ended March 31, 2008, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

Each Fund may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 5 for additional information regarding the Premier Fund.

As of March 31, 2008, certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements (Continued)

iSHARES® TRUST

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2008 were as follows:

iShares Index Fund	Purchases	Sales
Russell 1000	$341,451,513	$283,222,270
Russell 1000 Growth	2,221,021,144	1,983,459,237
Russell 1000 Value	2,049,386,730	1,343,050,473
Russell 2000	1,820,879,792	1,136,879,413
Russell 2000 Growth	1,203,518,303	986,805,361
Russell 2000 Value	1,436,894,241	1,132,442,173

In-kind transactions (see Note 4) for the year ended March 31, 2008 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Russell 1000	$3,985,221,309	$3,207,744,177
Russell 1000 Growth	7,206,740,730	2,159,487,320
Russell 1000 Value	5,009,786,156	5,453,152,644
Russell 2000	182,909,371,608	178,926,023,085
Russell 2000 Growth	7,073,906,066	7,189,823,754
Russell 2000 Value	4,332,628,265	4,645,383,298

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes a substantial replication, or a portfolio sampling representation, of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

56	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

During the year ended March 31, 2008, the Funds received cash as collateral for securities loaned. The cash collateral received was invested in a joint account and/or in the Premier Fund. Pursuant to an exemptive order issued by the SEC, a portion of the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements are fully collateralized by U.S. government securities or non-U.S. government debt securities. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

The market value of the securities on loan as of March 31, 2008 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENT

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not believe that the adoption of this standard will have a material impact on the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	57

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares Russell 1000 Index, iShares Russell 1000 Growth Index, iShares Russell 1000 Value Index, iShares Russell 2000 Index, iShares Russell 2000 Growth Index and iShares Russell 2000 Value Index Funds (the “Funds”), at March 31, 2008, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2008

58	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, the following percentages of the income dividends paid by the Funds during the fiscal year ended March 31, 2008 qualified for the dividends-received deduction:

iShares Index Fund	Dividends- Received Deduction

Russell 1000	100.00%

Russell 1000 Growth	100.00

Russell 1000 Value	100.00

Russell 2000	27.00

Russell 2000 Growth	57.91

Russell 2000 Value	56.15

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2008:

iShares Index Fund	Qualified Dividend Income

Russell 1000	$63,145,764

Russell 1000 Growth	124,189,864

Russell 1000 Value	234,068,855

Russell 2000	67,745,884

Russell 2000 Growth	13,556,987

Russell 2000 Value	55,646,730

In January 2009, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2008. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

TAX INFORMATION	59

Supplemental Information (Unaudited)

iSHARES® TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. Market Price information was not available for the Funds on August 13, 2003 because the American Stock Exchange was closed due to the New York blackout on that day. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Russell 1000 Index Fund

Period Covered: January 1, 2003 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	4	0.30%
Greater than 0.5% and Less than 1.0%	2	0.15
Between 0.5% and –0.5%	1,305	99.01
Less than –0.5% and Greater than –1.0%	1	0.08
Less than –1.0% and Greater than –1.5%	4	0.30
Less than –1.5% and Greater than –2.0%	1	0.08
Less than –2.0% and Greater than –2.5%	1	0.08

	1,318	100.00%

60	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Russell 1000 Growth Index Fund

Period Covered: January 1, 2003 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	3	0.23%
Greater than 0.5% and Less than 1.0%	2	0.15
Between 0.5% and -0.5%	1,305	99.01
Less than –0.5% and Greater than –1.0%	2	0.15
Less than –1.0% and Greater than –1.5%	5	0.38
Less than –1.5%	1	0.08

	1,318	100.00%

iShares Russell 1000 Value Index Fund

Period Covered: January 1, 2003 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	1	0.08%
Greater than 1.0% and Less than 1.5%	2	0.15
Greater than 0.5% and Less than 1.0%	2	0.15
Between 0.5% and –0.5%	1,305	99.01
Less than –0.5% and Greater than –1.0%	2	0.15
Less than –1.0% and Greater than –1.5%	3	0.23
Less than –1.5% and Greater than –2.0%	2	0.15
Less than –2.0%	1	0.08

	1,318	100.00%

iShares Russell 2000 Index Fund

Period Covered: January 1, 2003 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	2	0.15%
Greater than 1.5% and Less than 2.0%	3	0.23
Greater than 1.0% and Less than 1.5%	3	0.23
Greater than 0.5% and Less than 1.0%	2	0.15
Between 0.5% and –0.5%	1,297	98.40
Less than –0.5% and Greater than –1.0%	4	0.30
Less than –1.0% and Greater than –1.5%	4	0.30
Less than –1.5% and Greater than –2.0%	1	0.08
Less than –2.0% and Greater than –2.5%	1	0.08
Less than –2.5% and Greater than –3.0%	1	0.08

	1,318	100.00%

SUPPLEMENTAL INFORMATION	61

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Russell 2000 Growth Index Fund

Period Covered: January 1, 2003 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	2	0.15%
Greater than 2.0% and Less than 2.5%	1	0.08
Greater than 1.5% and Less than 2.0%	4	0.30
Greater than 1.0% and Less than 1.5%	2	0.15
Greater than 0.5% and Less than 1.0%	7	0.53
Between 0.5% and –0.5%	1,286	97.57
Less than –0.5% and Greater than –1.0%	7	0.53
Less than –1.0% and Greater than –1.5%	4	0.30
Less than –1.5% and Greater than –2.0%	2	0.15
Less than –2.0% and Greater than –2.5%	1	0.08
Less than –2.5% and Greater than –3.0%	1	0.08
Less than –3.0%	1	0.08

	1,318	100.00%

iShares Russell 2000 Value Index Fund

Period Covered: January 1, 2003 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.5%	1	0.08%
Greater than 2.0% and Less than 2.5%	1	0.08
Greater than 1.5% and Less than 2.0%	1	0.08
Greater than 1.0% and Less than 1.5%	5	0.38
Greater than 0.5% and Less than 1.0%	6	0.46
Between 0.5% and –0.5%	1,291	97.92
Less than –0.5% and Greater than –1.0%	9	0.68
Less than –1.0% and Greater than –1.5%	1	0.08
Less than –1.5% and Greater than –2.0%	1	0.08
Less than –2.0% and Greater than –2.5%	1	0.08
Less than –2.5%	1	0.08

	1,318	100.00%

62	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each Officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds (“BGIF”) and Master Investment Portfolio (“MIP”) are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and oversees 156 portfolios within the fund complex. In addition, Lee T. Kranefuss serves as a Trustee for BGIF and MIP and oversees an additional 24 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee and Officer is c/o Barclays Global Investors, N.A., 400 Howard Street, San Francisco, California 94105. The Board has designated George G.C. Parker as its Lead Independent Trustee. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees and Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Lee T. Kranefuss, 1961	Trustee and Chairman (since 2003).	Global Chief Executive Officer, iShares/Intermediary Groups of BGI (since 2008); Chief Executive Officer, iShares Intermediary Index and Market Group of BGI (2005-2008); Chief Executive Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (2003-2005); Director of BGFA (since 2005); Director, President and Chief Executive Officer of Barclays Global Investors International, Inc. (since 2005); Director and Chairman of Barclays Global Investors Services (since 2005).	Director of iShares, Inc. (since 2003); Trustee of BGlF and MIP (since 2001).

*John E. Martinez, 1962	Trustee (since 2003).	Co-Chief Executive Officer of Global Index and Markets Group of BGI (2001-2003); Chairman of Barclays Global Investors Services (2000-2003); Director, Barclays Global Investors UK Holdings, Inc. (2000-2003).	Director of iShares, Inc. (since 2003); Director of Real Estate Equity Exchange (since 2005); Chairman, Independent Review Committee, Canadian iShares Funds (since 2007).

*	Lee T. Kranefuss and John E. Martinez are deemed to be “interested persons” (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds’ investment adviser; BGI, the parent company of BGFA; and Barclays Global Investors Services, an affiliate of BGFA and BGI.

TRUSTEE AND OFFICER INFORMATION	63

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
George G.C. Parker, 1939	Trustee (since 2000); Lead Independent Trustee (since 2006).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University Graduate School of Business (since 1994).	Director of iShares, Inc. (since 2002); Director of Continental Airlines, Inc. (since 1996); Director of Community First Financial Group (since 1995); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of NETGEAR, Inc. (since 2007).

Cecilia H. Herbert, 1949	Trustee (since 2005).	Chair of Investment Committee Archdiocese of San Francisco (1994-2005); Director (since 1998) and President (since 2007) of the Board of Directors, Catholic Charities CYO; Trustee of Pacific Select Funds (2004-2005); Trustee of the Montgomery Funds (1992-2003); Trustee (since 2005) and Chair of the Finance and Investment Committees (since 2006) of the Thacher School.	Director of iShares, Inc. (since 2005).

Charles A. Hurty, 1943	Trustee (since 2005).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio) (since 2002); Director of CSFB Alternative Investments Fund (6 portfolios) (since 2005).

John E. Kerrigan, 1955	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002); Managing Director, Merrill Lynch (1994-2002).	Director of iShares, Inc. (since 2005); Member of Advisory Council for Commonfund Distressed Debt Partners II (since 2004).

64	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Robert H. Silver, 1955	Trustee (since 2007).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non-Investor Advisory Board of Russia Partners II, LP (since 2006); President and Chief Operating Officer (2003-2005) and Director (1999-2005) of UBS Financial Services, Inc.; President and Chief Executive Officer of UBS Services USA, LLC (1999-2005); Managing Director, UBS America, Inc. (2000-2005); Director and Vice Chairman of the YMCA of Greater NYC (since 2001); Broadway Producer (since 2006).	Director of iShares, Inc. (since 2007); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (since 2006).

Officers
Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held

Michael A. Latham, 1965	President (since 2007).	Head of Americas iShares (since 2007); Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (2003-2007); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (since 2005).	None.

Geoffrey D. Flynn, 1956	Treasurer and Chief Financial Officer (since 2007).	Chief Operating Officer, U.S. iShares, BGI (since 2008); Director, Mutual Fund Operations, BGI (2007-2008); President, Van Kampen Investors Services (2003-2007); Managing Director, Morgan Stanley (2002-2007); President, Morgan Stanley Trust, FSB (2002-2007).	None.

TRUSTEE AND OFFICER INFORMATION	65

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers (Continued)
Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Eilleen M. Clavere, 1952	Secretary (since 2007).	Head of Legal Administration of Intermediary Investors Business of BGI (since 2006); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel of Kirkpatrick & Lockhart LLP (2001-2005).	None.

Ira P. Shapiro, 1963	Vice President and Chief Legal Officer (since 2007).	Associate General Counsel, BGI (since 2004); First Vice President of Merrill Lynch Investment Managers (1993-2004).	None.

Amy Schioldager, 1962	Executive Vice President (since 2007).	Head of U.S. Indexing, BGI (since 2006); Head of Domestic Equity Portfolio Management, BGI (2001-2006).	None.

H. Michael Williams, 1960	Executive Vice President (since 2007).	Vice Chairman – Capital Markets, BGI (since 2008); Head of Global Index and Markets Group of BGI (2006-2008); Global Head of Securities Lending, BGI (2002-2006).	Trustee of BGIF and MIP (since 2007); Trustee, University of California, Berkeley Foundation; Executive Board, College of Letters and Science, University of California, Berkeley.

Patrick O’Connor, 1967	Vice President (since 2007).	Head of iShares Portfolio Management, BGI (since 2006); Senior Portfolio Manager, BGI (1999-2006).	None.

Lee Sterne, 1965	Vice President (since 2007).	Head of U.S. Fixed Income Index and iShares, BGI (since 2007); Senior Portfolio Manager, BGI (2004-2007); Portfolio Manager, BGI (2001-2004).	None.

Matt Tucker, 1972	Vice President (since 2007).	Head of U.S. Fixed Income Investment Solutions, BGI (since 2005); Fixed Income Investment Strategist, BGI (2003-2005); Fixed Income Portfolio Manager, BGI (1997-2003).	None.

66	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	67

Notes:

68	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares S&P North American Natural Resources Sector (IGE)

iShares S&P North American Technology-Multimedia Networking (IGN)

iShares S&P North American Technology- Semiconductors (IGW)

iShares S&P North American Technology-Software (IGV)

iShares S&P North American Technology Sector (IGM)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. (IYY)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares FTSE NAREIT Industrial/Office (FIO)

iShares FTSE NAREIT Mortgage REITs (REM)

iShares FTSE NAREIT Real Estate 50 (FTY)

iShares FTSE NAREIT Residential (REZ)

iShares FTSE NAREIT Retail (RTL)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Consumer

Discretionary Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Infrastructure (IGF)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap (IWC)

iShares International Country Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI Chile (ECH)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Israel Capped Investable Market (EIS)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Japan Small Cap (SCJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI Thailand Investable Market (THD)

iShares MSCI Turkey Investable Market (TUR)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman Short Treasury (SHV)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 3-7 Year Treasury (IEI)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 10-20 Year Treasury (TLH)

iShares Lehman 20+ Year Treasury (TLT)

iShares Lehman TIPS (TIP)

iShares Lehman Credit (CFT)

iShares Lehman 1-3 Year Credit (CSJ)

iShares Lehman Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade Corporate (LQD)

iShares iBoxx $ High Yield Corporate (HYG)

iShares Lehman Government/Credit (GBF)

iShares Lehman Intermediate Government/Credit (GVI)

iShares Lehman MBS (MBB)

iShares S&P National Municipal (MUB)

iShares S&P California Municipal (CMF)

iShares S&P New York Municipal (NYF)

iShares JPMorgan USD Emerging

Markets (EMB)

iShares Specialty Index Funds

iShares KLD 400 Social (DSI)

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones EPAC Select Dividend (IDV)

iShares S&P U.S. Preferred Stock (PFF)

iShares International Index Funds

iShares FTSE Developed Small Cap ex-North America (IFSM)

iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. (IFGL)

iShares FTSE EPRA/NAREIT North America (IFNA)

iShares FTSE EPRA/NAREIT Europe (IFEU)

iShares FTSE EPRA/NAREIT Asia (IFAS)

iShares MSCI ACWI (ACWI)

iShares MSCI ACWI ex US (ACWX)

iShares MSCI BRIC (BKF)

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI EAFE Small Cap (SCZ)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Kokusai (TOK)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Asia 50 (AIA)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares S&P World ex-U.S. Property (WPS)

iSHARES FAMILY OF FUNDS	69

The iShares® Family of Funds (Continued)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., KLD Research & Analytics, Inc., MSCI Inc., Morningstar Inc., The NASDAQ Stock Market, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50 Index, FTSE NAREIT Residential Index, FTSE NAREIT Retail Index, FTSE NAREIT Mortgage REITs Index or FTSE NAREIT Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT; “EPRA®” is a trademark of EPRA.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2008 Annual Report.

6712-iS-0408

70	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares Funds are distributed by SEI Investments Distribution Co. (SEI). Barclays Global Fund Advisors (BGFA) serves as an adviser to the Shares Funds. BGFA is a subsidiary of Barclays Global Investors, N.A., a majority-owned subsidiary of Barclays Bank PLC, none of which are affiliated with SEI.

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Frank Russell Company, nor does this company make any representation regarding the advisability of investing in the iShares Funds. Neither SEl nor BGI, nor any of their affiliates, are affiliated with the company listed above.

©2008 Barclays Global Investors. All rights reserved. iShares® is a registered trademark of Barclays Global Investors, N.A. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

Investing involves risk, including possible loss of principal.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com. and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

The Funds’ complete schedules of portfolio holdings for this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

For more information visit our website

or call 1-800-iShares (1-800-474-2737)

www.iShares.com

BGI-F-075-05008

BARCLAYS

iShares®

Management’s Discussion of Fund Performance

iSHARES® RUSSELL 3000 INDEX FUNDS

Performance as of March 31, 2008

	Average Annual Total Returns
	Year Ended 3/31/08			Five Years Ended 3/31/08			Inception to 3/31/08

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

Russell 3000	(6.15)%	(6.19)%	(6.06)%	11.89%	11.87%	12.07%	1.51%	1.50%	1.70%
Russell 3000 Growth	(1.64)%	(1.64)%	(1.45)%	10.01%	9.98%	10.26%	(4.84)%	(4.85)%	(4.62)%
Russell 3000 Value	(10.75)%	(10.73)%	(10.60)%	13.53%	13.50%	13.79%	6.19%	6.18%	6.43%

	Cumulative Total Returns
	Year Ended 3/31/08			Five Years Ended 3/31/08			Inception to 3/31/08

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

Russell 3000	(6.15)%	(6.19)%	(6.06)%	75.38%	75.22%	76.77%	12.53%	12.43%	14.15%
Russell 3000 Growth	(1.64)%	(1.64)%	(1.45)%	61.12%	60.91%	62.96%	(31.72)%	(31.74)%	(30.52)%
Russell 3000 Value	(10.75)%	(10.73)%	(10.60)%	88.60%	88.37%	90.79%	58.63%	58.59%	61.48%

Total returns for the periods since inception are calculated from the inception date of each Fund (5/22/00, 7/24/00 and 7/24/00, respectively). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (5/26/00, 7/28/00 and 7/28/00, respectively), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	1

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 3000 INDEX FUNDS

The iShares Russell 3000 Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000® Index (the “Index”). The Index measures the performance of the broad U.S. equity market. The Index is a float-adjusted capitalization-weighted index of the largest public companies domiciled in the U.S. and its territories. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2008 (the “reporting period”), the Fund declined 6.15%, while the Index declined 6.06%.

PORTFOLIO ALLOCATION As of 3/31/08
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	20.85%

Financial	16.90

Industrial	13.10

Energy	12.54

Technology	10.62

Communications	10.34

Consumer Cyclical	8.23

Utilities	3.69

Basic Materials	3.44

Diversified	0.10

Short-Term and Other Net Assets	0.19

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/08
Security	Percentage of Net Assets
Exxon Mobil Corp.	3.16%

General Electric Co.	2.66

AT&T Inc.	1.65

Microsoft Corp.	1.62

Procter & Gamble Co. (The)	1.54

Johnson & Johnson	1.31

Chevron Corp.	1.28

Bank of America Corp.	1.17

International Business Machines Corp.	1.10

Pfizer Inc.	1.03

TOTAL	16.52%

The iShares Russell 3000 Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000® Growth Index (the “Growth Index”). The Growth Index measures the performance of the growth sector of the broad U.S. equity market. The Growth Index is a subset of the Russell 3000 Index and measures the performance of equity securities issued by those Russell 3000 Index companies with relatively higher price-to-book ratios and higher forecasted growth. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the reporting period, the Growth Fund declined 1.64%, while the Growth Index declined 1.45%.

2	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 3000 INDEX FUNDS

PORTFOLIO ALLOCATION As of 3/31/08
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	26.14%

Technology	18.39

Industrial	13.59

Communications	10.95

Consumer Cyclical	10.95

Energy	9.32

Financial	6.69

Basic Materials	2.52

Utilities	1.26

Diversified	0.06

Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/08
Security	Percentage of Net Assets
Microsoft Corp.	3.12%

Cisco Systems Inc.	1.96

International Business Machines Corp.	1.68

Apple Inc.	1.66

Intel Corp.	1.65

PepsiCo Inc.	1.58

Hewlett-Packard Co.	1.51

Schlumberger Ltd.	1.37

Google Inc. Class A	1.36

Wal-Mart Stores Inc.	1.25

TOTAL	17.14%

The iShares Russell 3000 Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell 3000® Value Index (the “Value Index”). The Value Index measures the performance of the value sector of the broad U.S. equity market. The Value Index is a subset of the Russell 3000 Index and measures the performance of equity securities issued by those Russell 3000 Index companies with relatively lower price-to-book ratios and lower forecasted growth. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the reporting period, the Value Fund declined 10.75%, while the Value Index declined 10.60%.

PORTFOLIO ALLOCATION As of 3/31/08
Sector*	Percentage of Net Assets
Financial	27.94%

Energy	16.02

Consumer Non-Cyclical	15.08

Industrial	12.59

Communications	9.69

Utilities	6.32

Consumer Cyclical	5.31

Basic Materials	4.44

Technology	2.24

Diversified	0.14

Short-Term and Other Net Assets	0.23

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/08
Security	Percentage of Net Assets
Exxon Mobil Corp.	5.24%

General Electric Co.	4.92

AT&T Inc.	3.43

Chevron Corp.	2.67

Bank of America Corp.	2.45

Pfizer Inc.	2.14

JPMorgan Chase & Co.	2.13

Procter & Gamble Co. (The)	1.94

ConocoPhillips	1.81

Johnson & Johnson	1.71

TOTAL	28.44%

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	3

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL 3000 INDEX FUNDS

Domestic equity markets declined for the 12-month period ending March 31, 2008, against a backdrop of increasing volatility. The volatility was fueled by problems in the subprime mortgage industry which led to a “credit crunch” and spread to broader areas of the economy as the reporting period progressed. Many banks and financial institutions announced large subprime-related losses, some financial institutions struggled under the weight of deteriorating credit conditions, and corporate earnings growth slowed. Energy and commodity prices climbed as the U.S. dollar declined, driving inflation worries despite evidence of slowing economic activity. Responding to signs of a slowing economy, the Federal Reserve (the “Fed”) took decisive action. The Fed lowered its federal funds target rate for the first time since June 2003, cutting rates six times in the final seven months of the reporting period bringing the rate down to 2.25%. Late in the first quarter of 2008, the Fed also made less routine moves, initiating several actions aimed at increasing liquidity levels in financial markets.

In this market environment, large-capitalization stocks generally outperformed small-capitalization stocks and growth stocks outperformed their value counterparts.

Within the Index, sector performance was mixed for the reporting period. Energy was the strongest performing sector, benefiting from escalating energy prices during the reporting period as the price of oil topped $100 per barrel by the end of the period. The materials sector also delivered gains, as did consumer staples, a sector that is traditionally resilient during times of slower economic conditions. Financials represented the poorest performing sector group, followed by the consumer discretionary sector, which is typically sensitive to weak economic environments.

Within the Growth Index, two of the strongest performing sectors were materials and energy. Consumer staples also performed well. Consumer discretionary and financials logged large declines during the reporting period.

Within the Value Index, the strongest gains by far came from the energy sector. Consumer staples also logged modest gains. The financials sector suffered the biggest decline, and its effect on the performance for the Value Index was even further magnified by its large representation within the Value Index. The consumer discretionary and information technology sectors also suffered large declines during the period.

The majority of the Fund’s ten largest holdings as of March 31, 2008, delivered gains for the reporting period. International Business Machines Corp. posted the largest gain, followed by diversified oil companies Chevron Corp. and Exxon Mobil Corp. Consumer staples company Procter & Gamble Co. also performed well. Financial company Bank of America Corp. and pharmaceutical company Pfizer Inc. were the lone decliners for the reporting period.

Among the Growth Fund’s ten largest holdings, most posted positive returns for the reporting period. Apple Inc. posted the strongest gains by far. International Business Machines Corp. and beverage maker PepsiCo Inc. also performed well, as did Hewlett-Packard Co. Cisco Systems Inc. and the Class A shares of Google Inc. were the only decliners for the reporting period.

Among the Value Fund’s ten largest holdings, performance was mostly positive for the reporting period. Diversified oil companies Chevron Corp., Exxon Mobil Corp., and ConocoPhillips were the strongest performers. Consumer staples firm Procter & Gamble Co. also posted strong gains. Bank of America Corp. and pharmaceutical company Pfizer Inc. were the largest decliners for the reporting period, followed by financial company JPMorgan Chase & Co.

*	Sector classifications used to describe the portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

4	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® RUSSELL MICROCAP INDEX FUND

Performance as of March 31, 2008

Average Annual Total Returns						Cumulative Total Returns

Year Ended 3/31/08			Inception to 3/31/08			Inception to 3/31/08

NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(20.32)%	(20.03)%	(20.16)%	(2.09)%	(2.03)%	(1.20)%	(5.40)%	(5.26)%	(3.13)%

Total returns for the period since inception are calculated from the inception date of the Fund (8/12/05). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period indicated.

Index performance reflects the Russell Microcap X™ Index through July 1, 2006 and the Russell Microcap® Index thereafter.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/16/05), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

*	Index performance reflects the Russell Microcap X™ Index through July 1, 2006 and the Russell Microcap® Index thereafter.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

PORTFOLIO ALLOCATION As of 3/31/08
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	23.82%

Financial	22.74

Industrial	14.35

Technology	10.33

Consumer Cyclical	9.30

Communications	8.68

Energy	6.02

Basic Materials	2.45

Utilities	1.55

Diversified	0.31

Short-Term and Other Net Assets	0.45

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/08
Security	Percentage of Net Assets
Cepheid Inc.	0.38%

Concur Technologies Inc.	0.37

BPZ Resources Inc.	0.36

Lindsay Corp.	0.34

Arena Resources Inc.	0.33

Argo Group International Holdings Ltd.	0.31

Petroleum Development Corp.	0.30

Darling International Inc.	0.29

Savient Pharmaceuticals Inc.	0.29

Empire District Electric Co. (The)	0.27

TOTAL	3.24%

The iShares Russell Microcap Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Microcap® Index (the “Index”). The Index measures the performance of the microcap sector of the U.S. equity market. The Index is a float-adjusted capitalization-weighted index and includes equity securities issued by companies ranging in total market capitalization from approximately $50 million to $600 million, though these amounts may change from time to time. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2008 (the “reporting period”), the Fund declined 20.32%, while the Index declined 20.16%.

Domestic equity markets declined for the 12-month period ending March 31, 2008, against a backdrop of increasing volatility. The volatility was fueled by problems in the subprime mortgage industry which led to a “credit crunch” and spread to broader areas of the economy as the reporting period progressed. Many banks and financial institutions announced large subprime-related losses, some financial institutions struggled under the weight of deteriorating credit conditions, and corporate earnings growth slowed. Energy and commodity prices climbed as the U.S. dollar declined, driving inflation worries despite evidence of slowing economic activity. Responding to signs of a slowing economy, the Federal Reserve (the “Fed”) took decisive action. The Fed lowered its federal funds target rate for the first time since June 2003, cutting rates six times in the final seven months of the reporting period bringing the rate down to 2.25%. Late in the first quarter of 2008, the Fed also made less routine moves, initiating several actions aimed at increasing liquidity levels in financial markets.

In this market environment, small- and micro-capitalization stocks, which are generally perceived as less stable than large-capitalization stocks, were abandoned by many investors who fled to the relative security of large-capitalization equities. As a result, micro-capitalization stocks, as represented by the Index, lagged the broader market, as represented by the Russell 3000® Index, for the reporting period.

Within the Index, sector performance was largely negative for the reporting period. Energy was the only sector in the Index that managed to post a positive return for the reporting period, benefiting from escalating energy prices as the price of oil topped $100 per barrel by the end of the period. The consumer discretionary sector, which is typically sensitive to weak economic environments, logged the largest sector decline, followed by the financials sector. The information technology and health care sectors also contributed heavily to poor Index performance during the reporting period.

6	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

The Fund’s ten largest holdings accounted for approximately 3% of net assets as of March 31, 2008. Among the ten largest holdings, performance was mostly positive for the reporting period. Farm machinery company Lindsay Corp. led performance among the ten largest holdings. Lindsay and molecular diagnostics company Cepheid Inc. both posted triple-digit returns for the reporting period, while Darling International Inc. and Concur Technologies Inc. also delivered strong returns. Empire District Electric Co. was the largest decliner for the reporting period.

*	Sector classifications used to describe the portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® RUSSELL MIDCAP INDEX FUNDS

Performance as of March 31, 2008

	Average Annual Total Returns
	Year Ended 3/31/08			Five Years Ended 3/31/08			Inception to 3/31/08

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

Russell Midcap	(9.05)%	(9.03)%	(8.92)%	16.11%	16.11%	16.31%	8.31%	8.31%	8.46%
Russell Midcap Growth	(4.74)%	(4.68)%	(4.55)%	14.93%	14.95%	15.20%	5.41%	5.42%	5.65%
Russell Midcap Value	(14.22)%	(14.08)%	(14.12)%	16.55%	16.57%	16.77%	9.61%	9.63%	9.79%

	Cumulative Total Returns
	Year Ended 3/31/08			Five Years Ended 3/31/08			Inception to 3/31/08

iSHARES INDEX FUND	NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX

Russell Midcap	(9.05)%	(9.03)%	(8.92)%	111.06%	111.06%	112.87%	70.78%	70.86%	72.43%
Russell Midcap Growth	(4.74)%	(4.68)%	(4.55)%	100.55%	100.69%	102.88%	42.35%	42.49%	44.58%
Russell Midcap Value	(14.22)%	(14.08)%	(14.12)%	115.04%	115.23%	117.10%	85.06%	85.28%	87.12%

Total returns for the period since inception are calculated from the inception date of each Fund (7/17/01). “Average Annual Total Returns” represent the average annual change in value of an investment over the period(s) indicated. “Cumulative Total Returns” represent the total change in value of an investment over the period(s) indicated.

Each Fund’s per share net asset value or “NAV” is the value of one share of such Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of each Fund and the market return is based on the market price per share of each Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Funds are listed for trading, as of the time that each Fund’s NAV is calculated. Since shares of each Fund did not trade in the secondary market until several days after each Fund’s inception, for the period from inception to the first day of secondary market trading in shares of each Fund (7/20/01), the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in each Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The returns shown in the table(s) above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund’s past performance is no guarantee of future results.

Performance figures assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Each Fund’s past performance is no guarantee of future results.

8	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUNDS

The iShares Russell Midcap Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap® Index (the “Index”). The Index is a float-adjusted capitalization-weighted index consisting of the 800 smallest companies in the Russell 1000® Index. The Index includes equity securities issued by companies which range in size between approximately $2 billion and $25 billion, though these amounts may change from time to time. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended March 31, 2008 (the “reporting period”), the Fund declined 9.05%, while the Index declined 8.92%.

PORTFOLIO ALLOCATION As of 3/31/08
Sector*	Percentage of Net Assets
Financial	16.68%

Consumer Non-Cyclical	15.36

Industrial	14.46

Energy	12.17

Consumer Cyclical	11.17

Technology	10.79

Utilities	7.42

Communications	6.39

Basic Materials	5.21

Diversified	0.20

Short-Term and Other Net Assets	0.15

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/08
Security	Percentage of Net Assets
Hess Corp.	0.65%

Weatherford International Ltd.	0.65

Chesapeake Energy Corp.	0.61

CSX Corp.	0.60

National Oilwell Varco Inc.	0.55

Air Products and Chemicals Inc.	0.53

Williams Companies Inc. (The)	0.53

MasterCard Inc. Class A	0.47

PPL Corp.	0.47

Yum! Brands Inc.	0.47

TOTAL	5.53%

The iShares Russell Midcap Growth Index Fund (the “Growth Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap® Growth Index (the “Growth Index”). The Growth Index measures the performance of the mid-capitalization growth sector of the U.S. equity market. The Growth Index is a subset of the Russell Midcap Index and measures the performance of equity securities issued by those Russell Midcap Index companies with relatively higher price-to-book ratios and higher forecasted growth. The Growth Fund invests in a representative sample of securities included in the Growth Index that collectively has an investment profile similar to the Growth Index. Due to the use of representative sampling, the Growth Fund may or may not hold all of the securities that are included in the Growth Index. For the reporting period, the Growth Fund declined 4.74%, while the Growth Index declined 4.55%.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUNDS

PORTFOLIO ALLOCATION As of 3/31/08
Sector*	Percentage of Net Assets
Consumer Non-Cyclical	18.61%

Industrial	16.36

Technology	15.11

Energy	14.02

Consumer Cyclical	13.72

Financial	8.38

Communications	6.66

Basic Materials	3.99

Utilities	3.06

Short-Term and Other Net Assets	0.09

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/08
Security	Percentage of Net Assets
Weatherford International Ltd.	1.15%

National Oilwell Varco Inc.	0.97

MasterCard Inc. Class A	0.83

Yum! Brands Inc.	0.83

Allergan Inc.	0.80

Williams Companies Inc. (The)	0.77

Avon Products Inc.	0.75

MEMC Electronic Materials Inc.	0.75

American Tower Corp. Class A	0.73

Electronic Arts Inc.	0.73

TOTAL	8.31%

The iShares Russell Midcap Value Index Fund (the “Value Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the Russell Midcap® Value Index (the “Value Index”). The Value Index measures the performance of the mid-capitalization value sector of the U.S. equity market. The Value Index is a subset of the Russell Midcap Index and measures the performance of equity securities issued by those Russell Midcap Index companies with relatively lower price-to-book ratios and lower forecasted growth. The Value Fund invests in a representative sample of securities included in the Value Index that collectively has an investment profile similar to the Value Index. Due to the use of representative sampling, the Value Fund may or may not hold all of the securities that are included in the Value Index. For the reporting period, the Value Fund declined 14.22%, while the Value Index declined 14.12%.

PORTFOLIO ALLOCATION As of 3/31/08
Sector*	Percentage of Net Assets
Financial	27.76%

Utilities	13.21

Industrial	11.90

Consumer Non-Cyclical	11.00

Energy	9.74

Consumer Cyclical	7.76

Basic Materials	6.81

Communications	6.11

Technology	5.05

Diversified	0.46

Short-Term and Other Net Assets	0.20

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 3/31/08
Security	Percentage of Net Assets
Hess Corp.	1.52%

CSX Corp.	1.17

American Electric Power Co. Inc.	1.03

Edison International	0.99

Murphy Oil Corp.	0.96

United States Steel Corp.	0.93

Spectra Energy Corp.	0.89

Principal Financial Group Inc.	0.88

Sempra Energy	0.87

Xerox Corp.	0.87

TOTAL	10.11%

10	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUNDS

Domestic equity markets declined for the 12-month period ending March 31, 2008, against a backdrop of increasing volatility. The volatility was fueled by problems in the subprime mortgage industry which led to a “credit crunch” and spread to broader areas of the economy as the reporting period progressed. Many banks and financial institutions announced large subprime-related losses, some financial institutions struggled under the weight of deteriorating credit conditions, and corporate earnings growth slowed. Energy and commodity prices climbed as the U.S. dollar declined, driving inflation worries despite evidence of slowing economic activity. Responding to signs of a slowing economy, the Federal Reserve (the “Fed”) took decisive action. The Fed lowered its federal funds target rate for the first time since June 2003, cutting rates six times in the final seven months of the reporting period bringing the rate down to 2.25%. Late in the first quarter of 2008, the Fed also made less routine moves, initiating several actions aimed at increasing liquidity levels in financial markets.

In this market environment, mid-capitalization stocks, which are generally perceived as less stable than large-capitalization stocks, were abandoned by many investors who fled to the relative security of large-capitalization equities. As a result, mid-capitalization stocks, as represented by the Index, lagged the broader market, as represented by the Russell 3000® Index. Growth stocks generally outperformed their value counterparts during the reporting period.

Within the Index, sector performance was largely negative for the reporting period. Energy was by far the strongest performing sector, benefiting from escalating energy prices during the reporting period as the price of oil topped $100 per barrel by the end of the period. The financials and consumer discretionary sectors represented the poorest performing sector groups during the reporting period.

Within the Growth Index, sector performance was also mostly negative. Energy was the strongest performing sector, followed by materials. Telecommunication services, consumer discretionary, financials, and information technology were all detractors to performance during the period.

Within the Value Index, energy was the only major contributor to positive sector performance. The financials sector suffered a large decline, and its effect on the performance of the Value Index was even further magnified by its large representation within the Value Index. The consumer discretionary and information technology sectors also suffered large declines during the period.

The Fund’s ten largest holdings accounted for less than 6% of net assets at March 31, 2008. Nearly all of the Fund’s ten largest holdings posted gains for the reporting period. The Class A shares of business services company MasterCard Inc. delivered the strongest returns. Energy-related companies Hess Corp., Chesapeake Energy Corp., and National Oilwell Varco Inc. were the next best performers.

Among the Growth Fund’s ten largest holdings, the Class A shares of business services company MasterCard Inc. produced the strongest return during the reporting period, delivering triple-digit gains. Oil and gas service company National Oilwell Varco Inc. and restaurant company Yum! Brands Inc. also performed well. Electronic Arts Inc., the only issue amongst the ten largest to decline, fell slightly for the reporting period.

Among the Value Fund’s ten largest holdings, energy companies Hess Corp. and Murphy Oil Corp. posted the strongest gains for the reporting period. Rail service company CSX Corp. also performed well. American Electric Power Co. Inc. and Xerox Corp. were the largest decliners for the reporting period.

*	Sector classifications used to describe the portfolio may differ from sector classifications used to describe the Fund’s corresponding index elsewhere in this report.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Shareholder Expenses (Unaudited)

iSHARES® TRUST

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2007 to March 31, 2008.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares Index Fund	Beginning Account Value (10/1/07)	Ending Account Value (3/31/08)	Annualized Expense Ratio	Expenses Paid During Period[a] (10/1/07 to 3/31/08)
Russell 3000
Actual	$1,000.00	$ 874.30	0.20%	$0.94
Hypothetical (5% return before expenses)	1,000.00	1,024.00	0.20	1.01
Russell 3000 Growth
Actual	1,000.00	887.60	0.25	1.18
Hypothetical (5% return before expenses)	1,000.00	1023.80	0.25	1.26
Russell 3000 Value
Actual	1,000.00	859.80	0.25	1.16
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.26
Russell Microcap
Actual	1,000.00	809.50	0.60	2.71
Hypothetical (5% return before expenses)	1,000.00	1,022.00	0.60	3.03

12	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES® TRUST

iShares Index Fund	Beginning Account Value (10/1/07)	Ending Account Value (3/31/08)	Annualized Expense Ratio	Expenses Paid During Period[a] (10/1/07 to 3/31/08)
Russell Midcap
Actual	$1,000.00	$ 867.80	0.20%	$0.93
Hypothetical (5% return before expenses)	1,000.00	1,024.00	0.20	1.01
Russell Midcap Growth
Actual	1,000.00	874.70	0.25	1.17
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.26
Russell Midcap Value
Actual	1,000.00	858.50	0.25	1.16
Hypothetical (5% return before expenses)	1,000.00	1,023.80	0.25	1.26

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (366 days).

SHAREHOLDER EXPENSES	13

Summary Schedule of Investments

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$5,052,576	0.19%

		5,052,576	0.19

AEROSPACE & DEFENSE
Boeing Co. (The)	149,390	11,110,134	0.41
United Technologies Corp.	188,595	12,979,108	0.48
Other securities[a]		33,909,496	1.24

		57,998,738	2.13

AGRICULTURE
Monsanto Co.	103,201	11,506,911	0.42
Philip Morris International Inc.	396,869	20,073,634	0.74
Other securities[a]		21,713,961	0.80

		53,294,506	1.96

AIRLINES
Other securities[a]		5,064,950	0.19

		5,064,950	0.19

APPAREL
Other securities[a]		13,322,199	0.49

		13,322,199	0.49

AUTO MANUFACTURERS
Other securities[a]		7,822,908	0.29

		7,822,908	0.29

AUTO PARTS & EQUIPMENT
Other securities[a]		9,396,213	0.35

		9,396,213	0.35

BANKS
Bank of America Corp.	841,370	31,896,337	1.17
U.S. Bancorp	329,711	10,669,448	0.39
Wachovia Corp.	377,303	10,187,181	0.38
Wells Fargo & Co.	644,342	18,750,352	0.69
Other securities[a]		64,186,128	2.36

		135,689,446	4.99

BEVERAGES
Coca-Cola Co. (The)	437,873	26,653,330	0.98
PepsiCo Inc.	308,779	22,293,844	0.82
Other securities[a]		12,642,653	0.47

		61,589,827	2.27

Security	Shares	Value	% of Net Assets
BIOTECHNOLOGY
Other securities[a]		$37,583,085	1.38%

		37,583,085	1.38

BUILDING MATERIALS
Other securities[a]		6,768,255	0.25

		6,768,255	0.25

CHEMICALS
Other securities[a]		48,072,054	1.77

		48,072,054	1.77

COAL
Other securities[a]		8,017,671	0.29

		8,017,671	0.29

COMMERCIAL SERVICES
Other securities[a]		40,439,499	1.49

		40,439,499	1.49

COMPUTERS
Apple Inc.[b]	164,008	23,535,148	0.87
Hewlett-Packard Co.	467,539	21,347,831	0.79
International Business Machines Corp.	258,971	29,817,921	1.10
Other securities[a]		37,964,722	1.38

		112,665,622	4.14

COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	596,989	41,831,019	1.54
Other securities[a]		12,778,992	0.47

		54,610,011	2.01

DISTRIBUTION & WHOLESALE
Other securities[a]		6,851,095	0.25

		6,851,095	0.25

DIVERSIFIED FINANCIAL SERVICES
Citigroup Inc.	987,290	21,147,752	0.78
Goldman Sachs Group Inc. (The)	77,433	12,806,644	0.47
JPMorgan Chase & Co.	647,832	27,824,384	1.02
Other securities[a]		82,327,410	3.03

		144,106,190	5.30

14	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
ELECTRIC
Exelon Corp.	127,288	$10,344,696	0.38%
Other securities[a]		80,125,354	2.95

		90,470,050	3.33

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		13,229,268	0.49

		13,229,268	0.49

ELECTRONICS
Other securities[a]		26,721,596	0.98

		26,721,596	0.98

ENERGY - ALTERNATE SOURCES
Other securities[a]		3,152,267	0.12

		3,152,267	0.12

ENGINEERING & CONSTRUCTION
Other securities[a]		11,208,549	0.41

		11,208,549	0.41

ENTERTAINMENT
Other securities[a]		5,704,962	0.21

		5,704,962	0.21

ENVIRONMENTAL CONTROL
Other securities[a]		7,965,734	0.29

		7,965,734	0.29

FOOD
Kraft Foods Inc.	304,284	9,435,847	0.35
Other securities[a]		38,271,967	1.40

		47,707,814	1.75

FOREST PRODUCTS & PAPER
Other securities[a]		10,449,555	0.38

		10,449,555	0.38

GAS
Other securities[a]		8,765,906	0.32

		8,765,906	0.32

HAND & MACHINE TOOLS
Other securities[a]		3,626,335	0.13

		3,626,335	0.13

HEALTH CARE - PRODUCTS
Johnson & Johnson	549,063	35,617,717	1.31
Medtronic Inc.	217,863	10,538,033	0.39
Other securities[a]		49,691,547	1.83

		95,847,297	3.53

Security	Shares	Value	% of Net Assets
HEALTH CARE - SERVICES
Other securities[a]		$32,132,859	1.18%

		32,132,859	1.18

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		2,603,987	0.10

		2,603,987	0.10

HOME BUILDERS
Other securities[a]		5,486,851	0.20

		5,486,851	0.20

HOME FURNISHINGS
Other securities[a]		2,820,223	0.10

		2,820,223	0.10

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		12,530,348	0.46

		12,530,348	0.46

HOUSEWARES
Other securities[a]		1,597,784	0.06

		1,597,784	0.06

INSURANCE
American International Group Inc.	425,035	18,382,764	0.68
Other securities[a]		91,867,608	3.38

		110,250,372	4.06

INTERNET
Google Inc. Class Ab	43,481	19,152,076	0.71
Other securities[a]		34,623,706	1.27

		53,775,782	1.98

INVESTMENT COMPANIES
Other securities[a]		3,047,762	0.11

		3,047,762	0.11

IRON & STEEL
Other securities[a]		13,273,632	0.49

		13,273,632	0.49

LEISURE TIME
Other securities[a]		7,288,083	0.27

		7,288,083	0.27

LODGING
Other securities[a]		9,760,400	0.36

		9,760,400	0.36

SUMMARY SCHEDULES OF INVESTMENTS	15

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
MACHINERY
Caterpillar Inc.	121,504	$9,512,548	0.35%
Other securities[a]		22,199,163	0.82

		31,711,711	1.17

MANUFACTURING
General Electric Co.	1,950,402	72,184,378	2.66
3M Co.	136,548	10,807,774	0.40
Other securities[a]		47,331,261	1.73

		130,323,413	4.79

MEDIA
Comcast Corp. Class A	560,239	10,835,022	0.40
Time Warner Inc.	675,341	9,468,281	0.35
Walt Disney Co. (The)	375,757	11,791,255	0.44
Other securities[a]		40,881,708	1.49

		72,976,266	2.68

METAL FABRICATE & HARDWARE
Other securities[a]		6,418,816	0.24

		6,418,816	0.24

MINING
Other securities[a]		21,824,515	0.80

		21,824,515	0.80

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		4,245,027	0.16

		4,245,027	0.16

OFFICE FURNISHINGS
Other securities[a]		905,218	0.03

		905,218	0.03

OIL & GAS
Chevron Corp.	407,420	34,777,371	1.28
ConocoPhillips	309,803	23,610,087	0.87
Exxon Mobil Corp.	1,014,151	85,776,892	3.16
Occidental Petroleum Corp.	158,088	11,567,299	0.43
Other securities[a]		104,626,792	3.84

		260,358,441	9.58

OIL & GAS SERVICES
Schlumberger Ltd.	223,517	19,445,979	0.72
Other securities[a]		36,216,768	1.33

		55,662,747	2.05

Security	Shares	Value	% of Net Assets
PACKAGING & CONTAINERS
Other securities[a]		$6,911,737	0.25%

		6,911,737	0.25

PHARMACEUTICALS
Abbott Laboratories	292,046	16,106,337	0.59
Eli Lilly and Co.	188,415	9,720,330	0.36
Merck & Co. Inc.	410,960	15,595,932	0.57
Pfizer Inc.	1,330,713	27,851,823	1.03
Wyeth	255,125	10,654,020	0.39
Other securities[a]		55,264,433	2.03

		135,192,875	4.97

PIPELINES
Other securities[a]		13,537,745	0.50

		13,537,745	0.50

REAL ESTATE
Other securities[a]		3,006,170	0.11

		3,006,170	0.11

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		53,187,614	1.96

		53,187,614	1.96

RETAIL
CVS Caremark Corp.	279,940	11,340,369	0.42
McDonald’s Corp.	226,158	12,612,832	0.46
Wal-Mart Stores Inc.	456,883	24,068,596	0.89
Other securities[a]		95,282,757	3.50

		143,304,554	5.27

SAVINGS & LOANS
Other securities[a]		9,947,480	0.37

		9,947,480	0.37

SEMICONDUCTORS
Intel Corp.	1,101,533	23,330,469	0.86
Other securities[a]		43,132,993	1.58

		66,463,462	2.44

SOFTWARE
Microsoft Corp.	1,556,382	44,170,121	1.62
Oracle Corp.[b]	731,411	14,306,399	0.53
Other securities[a]		47,140,446	1.73

		105,616,966	3.88

16	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
STORAGE & WAREHOUSING
Other securities[a]		$125,856	0.00%

		125,856	0.00

TELECOMMUNICATIONS
AT&T Inc.	1,169,060	44,774,998	1.65
Cisco Systems Inc.[b]	1,151,293	27,734,648	1.02
QUALCOMM Inc.	316,134	12,961,494	0.48
Verizon Communications Inc.	547,888	19,970,518	0.74
Other securities[a]		43,893,238	1.60

		149,334,896	5.49

TEXTILES
Other securities[a]		1,712,707	0.06

		1,712,707	0.06

TOYS, GAMES & HOBBIES
Other securities[a]		2,703,859	0.10

		2,703,859	0.10

TRANSPORTATION
United Parcel Service Inc. Class B	127,208	9,288,728	0.34
Other securities[a]		39,377,896	1.45

		48,666,624	1.79

TRUCKING & LEASING
Other securities[a]		707,059	0.03

		707,059	0.03

WATER
Other securities[a]		991,353	0.04

		991,353	0.04

TOTAL COMMON STOCKS (Cost: $3,060,368,777)		2,713,599,372	99.81

RIGHTS

DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		1	0.00

		1	0.00

INVESTMENT COMPANIES
Other securities[a]		4,216	0.00

		4,216	0.00

Security	Shares	Value	% of Net Assets
REAL ESTATE
Other securities[a]		$56	0.00%

		56	0.00

TOTAL RIGHTS (Cost: $0)		4,273	0.00

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.18%[c,d]	3,449,026	3,449,026	0.13
BGI Cash Premier Fund LLC 3.22%[c,d,e]	44,929,735	44,929,735	1.65

		48,378,761	1.78

TOTAL SHORT-TERM INVESTMENTS
(Cost: $48,378,761)		48,378,761	1.78

TOTAL INVESTMENTS IN SECURITIES (Cost: $3,108,747,538)		2,761,982,406	101.59

Other Assets, Less Liabilities		(43,280,041)	(1.59)

NET ASSETS		$2,718,702,365	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2008.

[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See
Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	17

Summary Schedule of Investments

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$1,044,799	0.32%

		1,044,799	0.32

AEROSPACE & DEFENSE
Boeing Co. (The)	34,761	2,585,176	0.79
Lockheed Martin Corp.	15,543	1,543,420	0.47
United Technologies Corp.	26,780	1,843,000	0.56
Other securities[a]		2,569,411	0.77

		8,541,007	2.59

AGRICULTURE
Monsanto Co.	24,027	2,679,010	0.81
Philip Morris International Inc.	52,811	2,671,180	0.81
Other securities[a]		1,648,571	0.51

		6,998,761	2.13

AIRLINES
Other securities[a]		584,871	0.18

		584,871	0.18

APPAREL
Other securities[a]		2,468,953	0.75

		2,468,953	0.75

AUTO MANUFACTURERS
Other securities[a]		865,037	0.26

		865,037	0.26

AUTO PARTS & EQUIPMENT
Other securities[a]		1,362,782	0.41

		1,362,782	0.41

BANKS
Other securities[a]		2,713,485	0.82

		2,713,485	0.82

BEVERAGES
Coca-Cola Co. (The)	67,299	4,096,490	1.24
PepsiCo Inc.	71,908	5,191,758	1.58
Other securities[a]		1,353,344	0.41

		10,641,592	3.23

Security	Shares	Value	% of Net Assets
BIOTECHNOLOGY
Amgen Inc.[b]	34,304	$1,433,221	0.44%
Genentech Inc.[b]	20,570	1,669,873	0.51
Other securities[a]		3,847,772	1.16

		6,950,866	2.11

BUILDING MATERIALS
Other securities[a]		779,956	0.24

		779,956	0.24

CHEMICALS
Other securities[a]		4,229,022	1.28

		4,229,022	1.28

COAL
Other securities[a]		1,855,898	0.56

		1,855,898	0.56

COMMERCIAL SERVICES
Other securities[a]		7,586,230	2.30

		7,586,230	2.30

COMPUTERS
Apple Inc.[b]	38,183	5,479,260	1.66
Dell Inc.[b]	100,283	1,997,637	0.61
Hewlett-Packard Co.	109,178	4,985,067	1.51
International Business Machines Corp.	48,001	5,526,835	1.68
Other securities[a]		4,359,172	1.33

		22,347,971	6.79

COSMETICS & PERSONAL CARE
Colgate-Palmolive Co.	20,820	1,622,086	0.49
Procter & Gamble Co. (The)	55,048	3,857,213	1.17
Other securities[a]		1,030,974	0.32

		6,510,273	1.98

DISTRIBUTION & WHOLESALE
Other securities[a]		949,665	0.29

		949,665	0.29

DIVERSIFIED FINANCIAL SERVICES
American Express Co.	45,717	1,998,747	0.61
Other securities[a]		9,744,359	2.96

		11,743,106	3.57

18	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
ELECTRIC
Other securities[a]		$4,120,558	1.25%

		4,120,558	1.25

ELECTRICAL COMPONENTS & EQUIPMENT
Emerson Electric Co.	29,209	1,503,095	0.46
Other securities[a]		874,264	0.26

		2,377,359	0.72

ELECTRONICS
Other securities[a]		3,766,149	1.14

		3,766,149	1.14

ENERGY - ALTERNATE SOURCES
Other securities[a]		694,048	0.21

		694,048	0.21

ENGINEERING & CONSTRUCTION
Other securities[a]		2,156,724	0.65

		2,156,724	0.65

ENTERTAINMENT
Other securities[a]		1,131,337	0.34

		1,131,337	0.34

ENVIRONMENTAL CONTROL
Other securities[a]		1,229,961	0.37

		1,229,961	0.37

FOOD
Other securities[a]		3,857,142	1.17

		3,857,142	1.17

FOREST PRODUCTS & PAPER
Other securities[a]		137,561	0.04

		137,561	0.04

GAS
Other securities[a]		5,010	0.00

		5,010	0.00

HAND & MACHINE TOOLS
Other securities[a]		391,258	0.12

		391,258	0.12

HEALTH CARE - PRODUCTS
Baxter International Inc.	28,763	1,663,077	0.51
Johnson & Johnson	47,951	3,110,581	0.94
Medtronic Inc.	50,725	2,453,568	0.75
Other securities[a]		7,683,530	2.33

		14,910,756	4.53

Security	Shares	Value	% of Net Assets
HEALTH CARE - SERVICES
UnitedHealth Group Inc.	55,244	$1,898,184	0.58%
Other securities[a]		3,955,117	1.20

		5,853,301	1.78

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		185,393	0.06

		185,393	0.06

HOME BUILDERS
Other securities[a]		205,739	0.06

		205,739	0.06

HOME FURNISHINGS
Other securities[a]		459,469	0.14

		459,469	0.14

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		1,365,707	0.41

		1,365,707	0.41

HOUSEWARES
Other securities[a]		218,675	0.07

		218,675	0.07

INSURANCE
Other securities[a]		3,032,300	0.92

		3,032,300	0.92

INTERNET
eBay Inc.[b]	50,456	1,505,607	0.46
Google Inc. Class Ab	10,123	4,458,878	1.36
Yahoo! Inc.[b]	53,395	1,544,717	0.47
Other securities[a]		3,551,072	1.07

		11,060,274	3.36

INVESTMENT COMPANIES
Other securities[a]		6,745	0.00

		6,745	0.00

IRON & STEEL
Other securities[a]		1,213,687	0.37

		1,213,687	0.37

LEISURE TIME
Other securities[a]		905,416	0.28

		905,416	0.28

LODGING
Other securities[a]		2,035,276	0.62

		2,035,276	0.62

SUMMARY SCHEDULES OF INVESTMENTS	19

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
MACHINERY
Caterpillar Inc.	28,271	$2,213,337	0.67%
Other securities[a]		3,079,144	0.94

		5,292,481	1.61

MANUFACTURING
General Electric Co.	50,415	1,865,859	0.57
Honeywell International Inc.	29,478	1,663,149	0.51
3M Co.	29,760	2,355,504	0.72
Other securities[a]		4,147,878	1.25

		10,032,390	3.05

MEDIA
Comcast Corp. Class A	79,947	1,546,175	0.47
Other securities[a]		6,988,613	2.12

		8,534,788	2.59

METAL FABRICATE & HARDWARE
Other securities[a]		867,600	0.26

		867,600	0.26

MINING
Other securities[a]		2,729,325	0.83

		2,729,325	0.83

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		277,884	0.08

		277,884	0.08

OFFICE FURNISHINGS
Other securities[a]		205,440	0.06

		205,440	0.06

OIL & GAS
Exxon Mobil Corp.	48,369	4,091,050	1.24
Transocean Inc.[b]	13,687	1,850,482	0.56
Other securities[a]		8,708,973	2.65

		14,650,505	4.45

OIL & GAS SERVICES
Halliburton Co.	40,353	1,587,083	0.48
Schlumberger Ltd.	52,027	4,526,349	1.37
Other securities[a]		6,283,361	1.91

		12,396,793	3.76

PACKAGING & CONTAINERS
Other securities[a]		1,160,887	0.35

		1,160,887	0.35

Security	Shares	Value	% of Net Assets
PHARMACEUTICALS
Abbott Laboratories	67,999	$3,750,145	1.14%
Bristol-Myers Squibb Co.	86,883	1,850,608	0.56
Gilead Sciences Inc.[b]	41,225	2,124,324	0.65
Merck & Co. Inc.	79,027	2,999,075	0.91
Other securities[a]		10,678,715	3.24

		21,402,867	6.50

PIPELINES
Other securities[a]		1,115,039	0.34

		1,115,039	0.34

REAL ESTATE
Other securities[a]		584,931	0.18

		584,931	0.18

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		3,599,232	1.09

		3,599,232	1.09

RETAIL
CVS Caremark Corp.	34,893	1,413,515	0.43
Lowe’s Companies Inc.	66,508	1,525,694	0.46
Target Corp.	37,760	1,913,677	0.58
Walgreen Co.	44,048	1,677,788	0.51
Wal-Mart Stores Inc.	78,127	4,115,730	1.25
Other securities[a]		13,596,627	4.13

		24,243,031	7.36

SAVINGS & LOANS
Other securities[a]		355,563	0.11

		355,563	0.11

SEMICONDUCTORS
Intel Corp.	256,477	5,432,183	1.65
Texas Instruments Inc.	58,974	1,667,195	0.51
Other securities[a]		7,113,378	2.16

		14,212,756	4.32

SOFTWARE
Microsoft Corp.	362,345	10,283,351	3.12
Oracle Corp.[b]	170,207	3,329,249	1.01
Other securities[a]		10,104,415	3.07

		23,717,015	7.20

STORAGE & WAREHOUSING
Other securities[a]		23,161	0.01

		23,161	0.01

20	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
TELECOMMUNICATIONS
Cisco Systems Inc.[b]	268,009	$6,456,337	1.96%
Corning Inc.	69,434	1,669,193	0.51
QUALCOMM Inc.	73,580	3,016,780	0.92
Other securities[a]		4,287,358	1.29

		15,429,668	4.68

TEXTILES
Other securities[a]		130,599	0.04

		130,599	0.04

TOYS, GAMES & HOBBIES
Other securities[a]		251,593	0.08

		251,593	0.08

TRANSPORTATION
United Parcel Service Inc. Class B	29,641	2,164,386	0.66
Other securities[a]		5,976,026	1.81

		8,140,412	2.47

TRUCKING & LEASING
Other securities[a]		53,400	0.02

		53,400	0.02

WATER
Other securities[a]		21,745	0.01

		21,745	0.01

TOTAL COMMON STOCKS (Cost: $357,198,682)		328,923,224	99.87

RIGHTS

DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		–	0.00

		–	0.00

REAL ESTATE
Other securities[a]		12	0.00

		12	0.00

TOTAL RIGHTS (Cost: $0)		12	0.00

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.18%[c,d]	325,771	$325,771	0.10%
BGI Cash Premier Fund LLC 3.22%[c,d,e]	4,264,950	4,264,950	1.29

		4,590,721	1.39

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,590,721)		4,590,721	1.39

TOTAL INVESTMENTS IN SECURITIES (Cost: $361,789,403)		333,513,957	101.26

Other Assets, Less Liabilities		(4,148,582)	(1.26)

NET ASSETS		$329,365,375	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2008.

[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See
Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	21

Summary Schedule of Investments

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$252,450	0.04%

		252,450	0.04

AEROSPACE & DEFENSE
General Dynamics Corp.	29,026	2,419,898	0.42
United Technologies Corp.	32,269	2,220,753	0.39
Other securities[a]		4,703,814	0.82

		9,344,465	1.63

AGRICULTURE
Archer-Daniels-Midland Co.	54,349	2,237,005	0.39
Philip Morris International Inc.	74,684	3,777,517	0.66
Other securities[a]		4,175,576	0.73

		10,190,098	1.78

AIRLINES
Other securities[a]		1,125,449	0.20

		1,125,449	0.20

APPAREL
Other securities[a]		1,202,863	0.21

		1,202,863	0.21

AUTO MANUFACTURERS
Other securities[a]		1,805,930	0.32

		1,805,930	0.32

AUTO PARTS & EQUIPMENT
Other securities[a]		1,560,781	0.27

		1,560,781	0.27

BANKS
Bank of America Corp.	369,414	14,004,485	2.45
Bank of New York Mellon Corp. (The)	61,536	2,567,897	0.45
U.S. Bancorp	144,718	4,683,074	0.82
Wachovia Corp.	165,531	4,469,337	0.78
Wells Fargo & Co.	282,823	8,230,149	1.44
Other securities[a]		20,511,162	3.57

		54,466,104	9.51

Security	Shares	Value	% of Net Assets
BEVERAGES
Coca-Cola Co. (The)	65,368	$3,978,950	0.70%
Other securities[a]		3,032,916	0.52

		7,011,866	1.22

BIOTECHNOLOGY
Other securities[a]		3,340,884	0.58

		3,340,884	0.58

BUILDING MATERIALS
Other securities[a]		1,495,518	0.26

		1,495,518	0.26

CHEMICALS
Dow Chemical Co. (The)	79,275	2,921,284	0.51
E.I. du Pont de Nemours and Co.	64,603	3,020,836	0.53
Other securities[a]		7,225,601	1.26

		13,167,721	2.30

COAL
Other securities[a]		30,658	0.01

		30,658	0.01

COMMERCIAL SERVICES
Other securities[a]		3,413,689	0.60

		3,413,689	0.60

COMPUTERS
International Business Machines Corp.	23,188	2,669,866	0.47
Other securities[a]		4,746,258	0.83

		7,416,124	1.30

COSMETICS & PERSONAL CARE
Procter & Gamble Co. (The)	158,346	11,095,304	1.94
Other securities[a]		604,393	0.10

		11,699,697	2.04

DISTRIBUTION & WHOLESALE
Other securities[a]		1,210,075	0.21

		1,210,075	0.21

22	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
DIVERSIFIED FINANCIAL SERVICES
Citigroup Inc.	433,461	$9,284,735	1.62%
Goldman Sachs Group Inc. (The)	19,109	3,160,438	0.55
JPMorgan Chase & Co.	284,398	12,214,894	2.13
Merrill Lynch & Co. Inc.	60,557	2,467,092	0.43
Morgan Stanley	82,746	3,781,492	0.66
Other securities[a]		10,287,894	1.80

		41,196,545	7.19

ELECTRIC
Exelon Corp.	30,693	2,494,420	0.44
Southern Co. (The)	62,614	2,229,685	0.39
Other securities[a]		27,235,881	4.75

		31,959,986	5.58

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		1,312,562	0.23

		1,312,562	0.23

ELECTRONICS
Other securities[a]		4,669,528	0.82

		4,669,528	0.82

ENERGY - ALTERNATE SOURCES
Other securities[a]		70,389	0.01

		70,389	0.01

ENGINEERING & CONSTRUCTION
Other securities[a]		848,557	0.15

		848,557	0.15

ENTERTAINMENT
Other securities[a]		367,699	0.06

		367,699	0.06

ENVIRONMENTAL CONTROL
Other securities[a]		1,162,897	0.20

		1,162,897	0.20

FOOD
Kraft Foods Inc.	133,562	4,141,758	0.72
Other securities[a]		9,528,368	1.67

		13,670,126	2.39

FOREST PRODUCTS & PAPER
Other securities[a]		4,308,040	0.75

		4,308,040	0.75

Security	Shares	Value	% of Net Assets
GAS
Other securities[a]		$3,833,822	0.67%

		3,833,822	0.67

HAND & MACHINE TOOLS
Other securities[a]		866,013	0.15

		866,013	0.15

HEALTH CARE - PRODUCTS
Johnson & Johnson	150,739	9,778,439	1.71
Other securities[a]		4,166,616	0.73

		13,945,055	2.44

HEALTH CARE - SERVICES
Other securities[a]		3,026,935	0.53

		3,026,935	0.53

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		807,903	0.14

		807,903	0.14

HOME BUILDERS
Other securities[a]		2,023,298	0.35

		2,023,298	0.35

HOME FURNISHINGS
Other securities[a]		373,343	0.07

		373,343	0.07

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		2,924,186	0.51

		2,924,186	0.51

HOUSEWARES
Other securities[a]		302,712	0.05

		302,712	0.05

INSURANCE
Allstate Corp. (The)	47,506	2,283,138	0.40
American International Group Inc.	173,530	7,505,172	1.31
MetLife Inc.	39,238	2,364,482	0.41
Prudential Financial Inc.	27,699	2,167,447	0.38
Travelers Companies Inc. (The)	51,662	2,472,027	0.43
Other securities[a]		25,875,532	4.52

		42,667,798	7.45

SUMMARY SCHEDULES OF INVESTMENTS	23

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
INTERNET
Other securities[a]		$2,736,829	0.48%

		2,736,829	0.48

INVESTMENT COMPANIES
Other securities[a]		1,310,130	0.23

		1,310,130	0.23

IRON & STEEL
Other securities[a]		3,522,080	0.62

		3,522,080	0.62

LEISURE TIME
Other securities[a]		1,486,927	0.26

		1,486,927	0.26

LODGING
Other securities[a]		435,312	0.08

		435,312	0.08

MACHINERY
Deere & Co.	35,644	2,867,203	0.50
Other securities[a]		1,076,641	0.19

		3,943,844	0.69

MANUFACTURING
General Electric Co.	761,438	28,180,820	4.92
Other securities[a]		10,199,098	1.78

		38,379,918	6.70

MEDIA
Time Warner Inc.	253,608	3,555,584	0.62
Walt Disney Co. (The)	92,439	2,900,736	0.51
Other securities[a]		9,506,375	1.66

		15,962,695	2.79

METAL FABRICATE & HARDWARE
Other securities[a]		1,157,485	0.20

		1,157,485	0.20

MINING
Alcoa Inc.	67,705	2,441,442	0.43
Other securities[a]		1,976,372	0.34

		4,417,814	0.77

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		1,334,184	0.23

		1,334,184	0.23

Security	Shares	Value	% of Net Assets
OFFICE FURNISHINGS
Other securities[a]		$16,868	0.00%

		16,868	0.00

OIL & GAS
Anadarko Petroleum Corp.	38,667	2,437,181	0.43
Apache Corp.	27,582	3,332,457	0.58
Chevron Corp.	178,919	15,272,526	2.67
ConocoPhillips	136,062	10,369,285	1.81
Devon Energy Corp.	37,066	3,867,096	0.67
EOG Resources Inc.	20,376	2,445,120	0.43
Exxon Mobil Corp.	354,535	29,986,570	5.24
Marathon Oil Corp.	59,905	2,731,668	0.48
Occidental Petroleum Corp.	69,413	5,078,949	0.89
Other securities[a]		11,243,104	1.95

		86,763,956	15.15

OIL & GAS SERVICES
Other securities[a]		1,031,670	0.18

		1,031,670	0.18

PACKAGING & CONTAINERS
Other securities[a]		858,683	0.15

		858,683	0.15

PHARMACEUTICALS
Eli Lilly and Co.	42,309	2,182,721	0.38
Pfizer Inc.	584,398	12,231,450	2.14
Wyeth	53,119	2,218,249	0.39
Other securities[a]		2,328,629	0.40

		18,961,049	3.31

PIPELINES
Other securities[a]		3,831,394	0.67

		3,831,394	0.67

REAL ESTATE
Other securities[a]		179,472	0.03

		179,472	0.03

REAL ESTATE INVESTMENT TRUSTS
Other securities[a]		16,509,191	2.88

		16,509,191	2.88

24	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
RETAIL
CVS Caremark Corp.	57,168	$2,315,876	0.41%
McDonald’s Corp.	78,778	4,393,449	0.77
Wal-Mart Stores Inc.	53,364	2,811,216	0.49
Other securities[a]		7,743,234	1.35

		17,263,775	3.02

SAVINGS & LOANS
Other securities[a]		3,698,812	0.65

		3,698,812	0.65

SEMICONDUCTORS
Other securities[a]		2,398,431	0.42

		2,398,431	0.42

SOFTWARE
Other securities[a]		1,692,385	0.30

		1,692,385	0.30

STORAGE & WAREHOUSING
Other securities[a]		11,400	0.00

		11,400	0.00

TELECOMMUNICATIONS
AT&T Inc.	513,362	19,661,765	3.43
Verizon Communications Inc.	240,474	8,765,277	1.53
Other securities[a]		8,030,108	1.41

		36,457,150	6.37

TEXTILES
Other securities[a]		515,588	0.09

		515,588	0.09

TOYS, GAMES & HOBBIES
Other securities[a]		713,249	0.12

		713,249	0.12

TRANSPORTATION
Other securities[a]		6,016,259	1.05

		6,016,259	1.05

TRUCKING & LEASING
Other securities[a]		207,308	0.04

		207,308	0.04

WATER
Other securities[a]		397,154	0.07

		397,154	0.07

TOTAL COMMON STOCKS (Cost: $669,985,849)		571,282,778	99.77

Security	Shares	Value	% of Net Assets
RIGHTS

DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		$–	0.00%

		–	0.00

INVESTMENT COMPANIES
Other securities[a]		1,888	0.00

		1,888	0.00

REAL ESTATE
Other securities[a]		2	0.00

		2	0.00

TOTAL RIGHTS (Cost: $0)		1,890	0.00

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.18%[b,c]	813,455	813,455	0.14
BGI Cash Premier Fund LLC 3.22%[b,c,d]	6,291,159	6,291,159	1.10

		7,104,614	1.24

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,104,614)		7,104,614	1.24

TOTAL INVESTMENTS IN SECURITIES (Cost: $677,090,463)		578,389,282	101.01

Other Assets, Less Liabilities		(5,755,016)	(1.01)

NET ASSETS		$572,634,266	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2008.

[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.
[d]	This security represents an investment of securities lending collateral. See
Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	25

Summary Schedule of Investments

iSHARES® RUSSELL MICROCAP INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$376,678	0.22%

		376,678	0.22

AEROSPACE & DEFENSE
Kaman Corp.	12,841	363,272	0.21
Other securities[a]		771,648	0.45

		1,134,920	0.66

AGRICULTURE
Other securities[a]		229,878	0.13

		229,878	0.13

AIRLINES
Other securities[a]		422,711	0.24

		422,711	0.24

APPAREL
Other securities[a]		1,322,441	0.77

		1,322,441	0.77

AUTO MANUFACTURERS
Other securities[a]		104,167	0.06

		104,167	0.06

AUTO PARTS & EQUIPMENT
Exide Technologies Inc.[b]	32,740	428,894	0.25
Other securities[a]		1,333,740	0.77

		1,762,634	1.02

BANKS
Community Bank System Inc.	14,323	351,773	0.20
First Merchants Corp.	11,871	338,798	0.20
IBERIABANK Corp.	7,610	336,742	0.20
Other securities[a]		17,972,231	10.42

		18,999,544	11.02

BEVERAGES
Other securities[a]		1,233,935	0.72

		1,233,935	0.72

BIOTECHNOLOGY
Incyte Corp.[b]	40,445	425,077	0.25
Savient Pharmaceuticals Inc.[b]	25,262	505,240	0.29
Other securities[a]		5,541,049	3.21

		6,471,366	3.75

Security	Shares	Value	% of Net Assets
BUILDING MATERIALS
Other securities[a]		$970,335	0.56%

		970,335	0.56

CHEMICALS
Other securities[a]		2,077,331	1.20

		2,077,331	1.20

COAL
Other securities[a]		248,804	0.14

		248,804	0.14

COMMERCIAL SERVICES
Healthcare Services Group Inc.	22,155	457,279	0.27
Other securities[a]		8,342,976	4.84

		8,800,255	5.11

COMPUTERS
Other securities[a]		6,595,585	3.83

		6,595,585	3.83

COSMETICS & PERSONAL CARE
Other securities[a]		461,803	0.27

		461,803	0.27

DISTRIBUTION & WHOLESALE
Other securities[a]		1,188,374	0.69

		1,188,374	0.69

DIVERSIFIED FINANCIAL SERVICES
Other securities[a]		2,545,031	1.48

		2,545,031	1.48

ELECTRIC
Empire District Electric Co. (The)	22,822	462,146	0.27
Other securities[a]		243,061	0.14

		705,207	0.41

ELECTRICAL COMPONENTS & EQUIPMENT
American Superconductor Corp.[b,c]	18,785	435,624	0.25
Other securities[a]		1,876,100	1.09

		2,311,724	1.34

ELECTRONICS
Badger Meter Inc.	7,941	343,051	0.20
Other securities[a]		4,977,389	2.89

		5,320,440	3.09

26	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
ENERGY - ALTERNATE SOURCES
Other securities[a]		$720,157	0.42%

		720,157	0.42

ENGINEERING & CONSTRUCTION
Other securities[a]		769,754	0.45

		769,754	0.45

ENTERTAINMENT
Other securities[a]		1,188,142	0.69

		1,188,142	0.69

ENVIRONMENTAL CONTROL
Darling International Inc.[b]	39,295	508,870	0.29
Other securities[a]		1,473,872	0.86

		1,982,742	1.15

FOOD
Chiquita Brands International Inc.[b]	19,723	455,799	0.26
Other securities[a]		1,768,766	1.03

		2,224,565	1.29

FOREST PRODUCTS & PAPER
Other securities[a]		1,027,427	0.60

		1,027,427	0.60

GAS
Other securities[a]		505,585	0.29

		505,585	0.29

HAND & MACHINE TOOLS
Other securities[a]		124,967	0.07

		124,967	0.07

HEALTH CARE
Other securities[a]		49,291	0.03

		49,291	0.03

HEALTH CARE - PRODUCTS
Cepheid Inc.[b]	26,600	648,774	0.38
Datascope Corp.	8,033	332,807	0.19
Luminex Corp.[b]	17,291	339,768	0.20
Other securities[a]		7,261,319	4.21

		8,582,668	4.98

HEALTH CARE - SERVICES
Other securities[a]		3,563,032	2.07

		3,563,032	2.07

Security	Shares	Value	% of Net Assets
HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		$526,892	0.31%

		526,892	0.31

HOME BUILDERS
Other securities[a]		768,548	0.45

		768,548	0.45

HOME FURNISHINGS
TiVo Inc.[b]	44,226	387,420	0.23
Other securities[a]		1,350,153	0.78

		1,737,573	1.01

HOUSEHOLD PRODUCTS & WARES
WD-40 Co.	12,093	402,092	0.23
Other securities[a]		735,953	0.43

		1,138,045	0.66

HOUSEWARES
Other securities[a]		432,171	0.25

		432,171	0.25

INSURANCE
Argo Group International Holdings Ltd.[b]	14,876	528,396	0.31
Other securities[a]		3,729,827	2.16

		4,258,223	2.47

INTERNET
Blue Coat Systems Inc.[b]	15,288	336,948	0.19
CyberSource Corp.[b]	31,407	458,856	0.27
Other securities[a]		6,037,901	3.51

		6,833,705	3.97

INVESTMENT COMPANIES
Other securities[a]		2,147,322	1.25

		2,147,322	1.25

IRON & STEEL
Other securities[a]		441,100	0.26

		441,100	0.26

LEISURE TIME
Other securities[a]		551,123	0.32

		551,123	0.32

LODGING
Other securities[a]		961,142	0.56

		961,142	0.56

SUMMARY SCHEDULES OF INVESTMENTS	27

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
MACHINERY
Lindsay Corp.	5,747	$588,895	0.34%
Robbins & Myers Inc.	12,780	417,267	0.24
Tennant Co.	9,195	366,053	0.21
Other securities[a]		2,852,537	1.66

		4,224,752	2.45

MANUFACTURERS
Other securities[a]		30,327	0.02

		30,327	0.02

MANUFACTURING
Ameron International Corp.	4,701	439,685	0.26
Koppers Holdings Inc.	8,429	373,489	0.22
Other securities[a]		2,301,165	1.33

		3,114,339	1.81

MEDIA
Other securities[a]		1,855,845	1.08

		1,855,845	1.08

METAL FABRICATE & HARDWARE
CIRCOR International Inc.	9,267	428,599	0.25
RBC Bearings Inc.[b]	10,725	398,219	0.23
Other securities[a]		1,539,193	0.89

		2,366,011	1.37

MINING
Other securities[a]		665,028	0.39

		665,028	0.39

OIL & GAS
Arena Resources Inc.[b]	14,534	562,611	0.33
BPZ Resources Inc.[b]	28,349	616,024	0.36
Contango Oil & Gas Co.[b]	7,056	455,888	0.26
McMoRan Exploration Co.[b,c]	21,204	366,617	0.21
Petroleum Development Corp.[b]	7,437	515,161	0.30
PetroQuest Energy Inc.[b]	21,390	370,903	0.21
Other securities[a]		3,841,613	2.23

		6,728,817	3.90

OIL & GAS SERVICES
NATCO Group Inc. Class Ab	8,620	402,985	0.23
Other securities[a]		2,283,080	1.33

		2,686,065	1.56

Security	Shares	Value	% of Net Assets
PACKAGING & CONTAINERS
Other securities[a]		$282,398	0.16%

		282,398	0.16

PHARMACEUTICALS
Alnylam Pharmaceuticals Inc.[b]	16,649	406,236	0.24
Auxilium Pharmaceuticals Inc.[b]	15,348	410,406	0.24
Other securities[a]		7,407,675	4.29

		8,224,317	4.77

REAL ESTATE
Other securities[a]		1,033,694	0.60

		1,033,694	0.60

REAL ESTATE INVESTMENT TRUSTS
Agree Realty Corp.	12,024	330,059	0.19
American Campus Communities Inc.	11,884	325,146	0.19
LTC Properties Inc.	14,396	370,121	0.21
MFA Mortgage Investments Inc.	56,597	356,561	0.21
Universal Health Realty Income Trust	10,804	359,773	0.21
Other securities[a]		5,254,257	3.05

		6,995,917	4.06

RETAIL
Other securities[a]		5,042,475	2.93

		5,042,475	2.93

SAVINGS & LOANS
Provident New York Bancorp	25,392	342,792	0.20
Other securities[a]		2,859,690	1.66

		3,202,482	1.86

SEMICONDUCTORS
Standard Microsystems Corp.[b]	11,078	323,256	0.19
Other securities[a]		4,941,809	2.86

		5,265,065	3.05

28	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MICROCAP INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
SOFTWARE
Concur Technologies Inc.[b,c]	20,448	$634,910	0.37%
Omnicell Inc.[b]	17,128	344,273	0.20
Phase Forward Inc.[b]	19,946	340,678	0.20
Ultimate Software Group Inc.[b]	13,188	396,431	0.23
Other securities[a]		4,231,066	2.45

		5,947,358	3.45

TELECOMMUNICATIONS
Harmonic Inc.[b]	43,375	329,650	0.19
Other securities[a]		5,543,862	3.22

		5,873,512	3.41

TEXTILES
Other securities[a]		177,979	0.10

		177,979	0.10

TOYS, GAMES & HOBBIES
JAKKS Pacific Inc.[b]	13,165	362,959	0.21

		362,959	0.21

TRANSPORTATION
Other securities[a]		1,920,299	1.11

		1,920,299	1.11

TRUCKING & LEASING
Other securities[a]		197,919	0.11

		197,919	0.11

WATER
Other securities[a]		1,537,630	0.89

		1,537,630	0.89

TOTAL COMMON STOCKS
(Cost: $251,338,001)		171,552,525	99.55

RIGHTS

APPAREL
Other securities[a]		2	0.00

		2	0.00

INVESTMENT COMPANIES
Other securities[a]		2,731	0.00

		2,731	0.00

Security	Shares	Value	% of Net Assets
OIL & GAS SERVICES
Other securities[a]		$1,479	0.00%

		1,479	0.00

TOTAL RIGHTS
(Cost: $0)		4,212	0.00

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.18%[d,e]	205,631	205,631	0.12
BGI Cash Premier
Fund LLC
3.22%[d,e,f]	12,208,456	12,208,456	7.09

		12,414,087	7.21

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,414,087)		12,414,087	7.21

TOTAL INVESTMENTS IN SECURITIES
(Cost: $263,752,088)		183,970,824	106.76

Other Assets, Less Liabilities		(11,644,305)	(6.76)

NET ASSETS		$172,326,519	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2008.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
f	This security represents an investment of securities lending collateral. See
Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	29

Summary Schedule of Investments

iSHARES® RUSSELL MIDCAP INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$8,913,898	0.27%

		8,913,898	0.27

AEROSPACE & DEFENSE
L-3 Communications Holdings Inc.	112,093	12,256,249	0.37
Other securities[a]		24,510,879	0.73

		36,767,128	1.10

AGRICULTURE
Other securities[a]		23,740,916	0.71

		23,740,916	0.71

AIRLINES
Other securities[a]		19,557,474	0.58

		19,557,474	0.58

APPAREL
Other securities[a]		29,227,327	0.87

		29,227,327	0.87

AUTO MANUFACTURERS
Other securities[a]		13,302,471	0.40

		13,302,471	0.40

AUTO PARTS & EQUIPMENT
Other securities[a]		16,640,187	0.50

		16,640,187	0.50

BANKS
Northern Trust Corp.	196,524	13,062,950	0.39
Other securities[a]		69,779,076	2.08

		82,842,026	2.47

BEVERAGES
Other securities[a]		27,641,678	0.83

		27,641,678	0.83

BIOTECHNOLOGY
Other securities[a]		19,247,110	0.57

		19,247,110	0.57

BUILDING MATERIALS
Other securities[a]		26,360,460	0.79

		26,360,460	0.79

Security	Shares	Value	% of Net Assets
CHEMICALS
Air Products and Chemicals Inc.	194,031	$17,850,852	0.53%
Mosaic Co. (The)[b]	138,576	14,217,898	0.42
Other securities[a]		73,255,221	2.19

		105,323,971	3.14

COAL
CONSOL Energy Inc.	163,096	11,284,612	0.34
Peabody Energy Corp.	237,330	12,103,830	0.36
Other securities[a]		11,373,648	0.34

		34,762,090	1.04

COMMERCIAL SERVICES
Other securities[a]		71,789,386	2.14

		71,789,386	2.14

COMPUTERS
Other securities[a]		78,176,589	2.33

		78,176,589	2.33

COSMETICS & PERSONAL CARE
Avon Products Inc.	393,099	15,543,134	0.46
Other securities[a]		7,355,975	0.22

		22,899,109	0.68

DISTRIBUTION & WHOLESALE
Other securities[a]		21,889,062	0.65

		21,889,062	0.65

DIVERSIFIED FINANCIAL SERVICES
Ameriprise Financial Inc.	210,719	10,925,780	0.33
BlackRock Inc.[c]	57,188	11,676,646	0.35
T. Rowe Price Group Inc.	237,912	11,895,600	0.36
Other securities[a]		66,767,065	1.98

		101,265,091	3.02

ELECTRIC
American Electric Power Co. Inc.	357,185	14,869,612	0.44
Constellation Energy Group Inc.	161,503	14,255,870	0.42
Edison International	291,835	14,305,752	0.43
PG&E Corp.	314,830	11,592,041	0.35
PPL Corp.	345,709	15,874,957	0.47
Other securities[a]		143,719,243	4.29

		214,617,475	6.40

30	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		$16,731,093	0.50%

		16,731,093	0.50

ELECTRONICS
Other securities[a]		59,347,310	1.77

		59,347,310	1.77

ENERGY - ALTERNATE SOURCES
Other securities[a]		11,999,494	0.36

		11,999,494	0.36

ENGINEERING & CONSTRUCTION
Fluor Corp.	78,985	11,149,523	0.33
McDermott International Inc.[b]	199,380	10,930,012	0.33
Other securities[a]		25,014,939	0.75

		47,094,474	1.41

ENTERTAINMENT
International Game Technology Inc.	282,622	11,364,231	0.34
Other securities[a]		8,387,940	0.25

		19,752,171	0.59

ENVIRONMENTAL CONTROL
Other securities[a]		13,673,919	0.41

		13,673,919	0.41

FOOD
H.J. Heinz Co.	290,982	13,667,425	0.41
Safeway Inc.	395,529	11,608,776	0.35
Wm. Wrigley Jr. Co.	214,648	13,488,480	0.40
Other securities[a]		64,895,544	1.93

		103,660,225	3.09

FOREST PRODUCTS & PAPER
Other securities[a]		20,266,665	0.60

		20,266,665	0.60

GAS
Sempra Energy	236,293	12,589,691	0.38
Other securities[a]		19,095,497	0.57

		31,685,188	0.95

HAND & MACHINE TOOLS
Other securities[a]		14,227,059	0.42

		14,227,059	0.42

Security	Shares	Value	% of Net Assets
HEALTH CARE - PRODUCTS
St. Jude Medical Inc.[b]	303,063	$13,089,291	0.39%
Other securities[a]		62,862,854	1.88

		75,952,145	2.27

HEALTH CARE - SERVICES
Other securities[a]		55,604,217	1.66

		55,604,217	1.66

HOLDING COMPANIES - DIVERSIFIED
Other securities[a]		6,643,677	0.20

		6,643,677	0.20

HOME BUILDERS
Other securities[a]		22,164,688	0.66

		22,164,688	0.66

HOME FURNISHINGS
Other securities[a]		8,506,081	0.25

		8,506,081	0.25

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		26,636,069	0.79

		26,636,069	0.79

HOUSEWARES
Other securities[a]		7,142,149	0.21

		7,142,149	0.21

INSURANCE
Principal Financial Group Inc.	239,861	13,365,055	0.40
Other securities[a]		143,929,609	4.29

		157,294,664	4.69

INTERNET
Other securities[a]		34,721,962	1.04

		34,721,962	1.04

INVESTMENT COMPANIES
Other securities[a]		8,433,731	0.25

		8,433,731	0.25

IRON & STEEL
United States Steel Corp.	105,974	13,444,921	0.40
Other securities[a]		28,400,776	0.85

		41,845,697	1.25

SUMMARY SCHEDULES OF INVESTMENTS	31

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
LEISURE TIME
Other securities[a]		$13,318,109	0.40%

		13,318,109	0.40

LODGING
Other securities[a]		20,748,469	0.62

		20,748,469	0.62

MACHINERY
Other securities[a]		51,433,597	1.53

		51,433,597	1.53

MANUFACTURING
Textron Inc.	223,198	12,369,633	0.37
Other securities[a]		94,681,269	2.82

		107,050,902	3.19

MEDIA
Other securities[a]		68,188,619	2.03

		68,188,619	2.03

METAL FABRICATE & HARDWARE
Precision Castparts Corp.	123,239	12,580,237	0.37
Other securities[a]		5,734,823	0.18

		18,315,060	0.55

MINING
Other securities[a]		7,246,300	0.22

		7,246,300	0.22

OFFICE & BUSINESS EQUIPMENT
Xerox Corp.	839,575	12,568,438	0.37
Other securities[a]		6,890,220	0.21

		19,458,658	0.58

OFFICE FURNISHINGS
Other securities[a]		1,881,578	0.06

		1,881,578	0.06

OIL & GAS
Chesapeake Energy Corp.	439,824	20,297,878	0.61
Hess Corp.	248,685	21,929,043	0.65
Murphy Oil Corp.	168,521	13,842,315	0.41
Noble Corp.	240,083	11,924,923	0.36
Noble Energy Inc.	153,036	11,141,021	0.33
Other securities[a]		120,748,891	3.60

		199,884,071	5.96

Security	Shares	Value	% of Net Assets
OIL & GAS SERVICES
National Oilwell Varco Inc.[b]	318,197	$18,576,341	0.55%
Smith International Inc.	179,561	11,533,203	0.34
Weatherford International Ltd.[b]	302,149	21,896,738	0.65
Other securities[a]		45,517,951	1.37

		97,524,233	2.91

PACKAGING & CONTAINERS
Other securities[a]		29,218,455	0.87

		29,218,455	0.87

PHARMACEUTICALS
Allergan Inc.	273,267	15,409,526	0.46
Express Scripts Inc.[b]	197,004	12,671,297	0.38
Forest Laboratories Inc.[b]	286,637	11,468,346	0.34
Other securities[a]		48,164,390	1.44

		87,713,559	2.62

PIPELINES
Spectra Energy Corp.	565,929	12,874,885	0.38
Williams Companies Inc. (The)	536,429	17,691,428	0.53
Other securities[a]		33,271,786	0.99

		63,838,099	1.90

REAL ESTATE
Other securities[a]		12,379,661	0.37

		12,379,661	0.37

REAL ESTATE INVESTMENT TRUSTS
ProLogis	228,688	13,460,576	0.40
Other securities[a]		156,026,175	4.66

		169,486,751	5.06

RETAIL
TJX Companies Inc. (The)	388,430	12,845,380	0.38
Yum! Brands Inc.	425,918	15,848,409	0.47
Other securities[a]		134,246,974	4.01

		162,940,763	4.86

SAVINGS & LOANS
Other securities[a]		27,524,028	0.82

		27,524,028	0.82

32	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
SEMICONDUCTORS
MEMC Electronic Materials Inc.[b]	200,990	$14,250,191	0.43%
Other securities[a]		103,586,893	3.09

		117,837,084	3.52

SOFTWARE
Electronic Arts Inc.[b]	279,006	13,927,980	0.41
MasterCard Inc. Class A	71,391	15,919,479	0.47
Other securities[a]		116,416,158	3.48

		146,263,617	4.36

TELECOMMUNICATIONS
American Tower Corp. Class Ab	358,684	14,064,000	0.42
Juniper Networks Inc.[b]	460,466	11,511,650	0.34
Other securities[a]		76,690,061	2.29

		102,265,711	3.05

TEXTILES
Other securities[a]		7,000,014	0.21

		7,000,014	0.21

TOYS, GAMES & HOBBIES
Other securities[a]		10,215,408	0.31

		10,215,408	0.31

TRANSPORTATION
CSX Corp.	361,320	20,259,212	0.60
Other securities[a]		42,157,121	1.26

		62,416,333	1.86

TRUCKING & LEASING
Other securities[a]		1,958,261	0.06

		1,958,261	0.06

WATER
Other securities[a]		2,239,083	0.07

		2,239,083	0.07

TOTAL COMMON STOCKS
(Cost: $3,510,202,664)		3,346,692,549	99.85

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.18%[d,e]	5,121,827	$5,121,827	0.15%
BGI Cash Premier Fund LLC 3.22%[d,e,f]	185,241,345	185,241,345	5.53

		190,363,172	5.68

TOTAL SHORT-TERM INVESTMENTS
(Cost: $190,363,172)		190,363,172	5.68

TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,700,565,836)		3,537,055,721	105.53

Other Assets, Less Liabilities		(185,422,596)	(5.53)

NET ASSETS		$3,351,633,125	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2008.

[b]	Non-income earning security.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
f	This security represents an investment of securities lending collateral. See
Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	33

Summary Schedule of Investments

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$9,372,241	0.35%

		9,372,241	0.35

AEROSPACE & DEFENSE
Rockwell Collins Inc.	211,834	12,106,313	0.45
Other securities[a]		24,496,695	0.90

		36,603,008	1.35

AGRICULTURE
Other securities[a]		11,589,369	0.43

		11,589,369	0.43

AIRLINES
Other securities[a]		15,384,518	0.57

		15,384,518	0.57

APPAREL
Coach Inc.[b]	445,498	13,431,765	0.50
Other securities[a]		15,467,747	0.57

		28,899,512	1.07

AUTO MANUFACTURERS
Other securities[a]		3,399,545	0.13

		3,399,545	0.13

AUTO PARTS & EQUIPMENT
Other securities[a]		15,361,407	0.57

		15,361,407	0.57

BANKS
Northern Trust Corp.	235,549	15,656,942	0.58
Other securities[a]		2,501,269	0.09

		18,158,211	0.67

BEVERAGES
Other securities[a]		9,136,428	0.34

		9,136,428	0.34

BIOTECHNOLOGY
Other securities[a]		17,907,833	0.66

		17,907,833	0.66

BUILDING MATERIALS
Other securities[a]		19,081,715	0.71

		19,081,715	0.71

Security	Shares	Value	% of Net Assets
CHEMICALS
Air Products and Chemicals Inc.	129,147	$11,881,524	0.44%
Other securities[a]		54,485,643	2.01

		66,367,167	2.45

COAL
CONSOL Energy Inc.	230,531	15,950,440	0.59
Peabody Energy Corp.	335,461	17,108,511	0.63
Other securities[a]		16,056,901	0.60

		49,115,852	1.82

COMMERCIAL SERVICES
Other securities[a]		80,445,608	2.98

		80,445,608	2.98

COMPUTERS
Other securities[a]		61,844,229	2.29

		61,844,229	2.29

COSMETICS & PERSONAL CARE
Avon Products Inc.	512,299	20,256,302	0.75
Other securities[a]		7,961,434	0.29

		28,217,736	1.04

DISTRIBUTION & WHOLESALE
Other securities[a]		16,058,203	0.59

		16,058,203	0.59

DIVERSIFIED FINANCIAL SERVICES
Intercontinental Exchange Inc.[b]	89,055	11,621,677	0.43
T. Rowe Price Group Inc.	336,283	16,814,150	0.62
Other securities[a]		68,880,302	2.55

		97,316,129	3.60

ELECTRIC
AES Corp. (The)[b]	845,115	14,088,067	0.52
Constellation Energy Group Inc.	177,136	15,635,795	0.58
PPL Corp.	364,513	16,738,437	0.62
Other securities[a]		36,030,656	1.33

		82,492,955	3.05

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		17,839,037	0.66

		17,839,037	0.66

34	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
ELECTRONICS
Agilent Technologies Inc.[b]	470,255	$14,027,707	0.52%
Other securities[a]		52,394,427	1.94

		66,422,134	2.46

ENERGY - ALTERNATE SOURCES
Other securities[a]		16,956,507	0.63

		16,956,507	0.63

ENGINEERING & CONSTRUCTION
Fluor Corp.	111,634	15,758,255	0.58
McDermott International Inc.[b]	281,751	15,445,590	0.57
Other securities[a]		26,331,063	0.98

		57,534,908	2.13

ENTERTAINMENT
International Game Technology Inc.	399,306	16,056,094	0.59
Other securities[a]		9,143,138	0.34

		25,199,232	0.93

ENVIRONMENTAL CONTROL
Other securities[a]		15,378,394	0.57

		15,378,394	0.57

FOOD
Wm. Wrigley Jr. Co.	266,965	16,776,081	0.62
Other securities[a]		38,941,647	1.44

		55,717,728	2.06

FOREST PRODUCTS & PAPER
Other securities[a]		2,747,771	0.10

		2,747,771	0.10

HAND & MACHINE TOOLS
Other securities[a]		8,278,697	0.31

		8,278,697	0.31

HEALTH CARE - PRODUCTS
C.R. Bard Inc.	131,019	12,630,232	0.47
Intuitive Surgical Inc.[b]	47,437	15,386,191	0.57
St. Jude Medical Inc.[b]	428,338	18,499,918	0.68
Other securities[a]		55,001,051	2.03

		101,517,392	3.75

Security	Shares	Value	% of Net Assets
HEALTH CARE - SERVICES
Other securities[a]		$66,117,977	2.45%

		66,117,977	2.45

HOME BUILDERS
Other securities[a]		4,080,459	0.15

		4,080,459	0.15

HOME FURNISHINGS
Other securities[a]		9,548,133	0.35

		9,548,133	0.35

HOUSEHOLD PRODUCTS & WARES
Other securities[a]		19,899,038	0.74

		19,899,038	0.74

HOUSEWARES
Other securities[a]		6,161,525	0.23

		6,161,525	0.23

INSURANCE
CIGNA Corp.	364,344	14,781,436	0.55
Other securities[a]		12,316,608	0.45

		27,098,044	1.00

INTERNET
Other securities[a]		34,585,274	1.28

		34,585,274	1.28

IRON & STEEL
Other securities[a]		28,800,111	1.06

		28,800,111	1.06

LEISURE TIME
Other securities[a]		11,470,763	0.42

		11,470,763	0.42

LODGING
Starwood Hotels & Resorts Worldwide Inc.	238,343	12,334,250	0.46
Other securities[a]		12,464,833	0.46

		24,799,083	0.92

MACHINERY
Cummins Inc.	263,996	12,360,293	0.46
Other securities[a]		54,656,369	2.02

		67,016,662	2.48

SUMMARY SCHEDULES OF INVESTMENTS	35

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
MANUFACTURING
Textron Inc.	315,486	$17,484,234	0.65%
Other securities[a]		38,555,232	1.42

		56,039,466	2.07

MEDIA
Other securities[a]		41,806,292	1.55

		41,806,292	1.55

METAL FABRICATE & HARDWARE
Precision Castparts Corp.	174,196	17,781,928	0.66

		17,781,928	0.66

MINING
Other securities[a]		10,219,437	0.38

		10,219,437	0.38

OFFICE & BUSINESS EQUIPMENT
Other securities[a]		7,957,069	0.29

		7,957,069	0.29

OFFICE FURNISHINGS
Other securities[a]		2,409,007	0.09

		2,409,007	0.09

OIL & GAS
Chesapeake Energy Corp.	362,403	16,724,898	0.62
Noble Corp.	339,351	16,855,564	0.62
Range Resources Corp.	187,365	11,888,309	0.44
Southwestern Energy Co.[b]	430,028	14,487,643	0.54
Other securities[a]		87,642,906	3.24

		147,599,320	5.46

OIL & GAS SERVICES
Cameron International Corp.[b]	278,839	11,610,856	0.43
National Oilwell Varco Inc.[b]	449,779	26,258,098	0.97
Smith International Inc.	253,804	16,301,831	0.60
Weatherford International Ltd.[b]	427,099	30,951,865	1.15
Other securities[a]		48,207,151	1.78

		133,329,801	4.93

Security	Shares	Value	% of Net Assets
PACKAGING & CONTAINERS
Other securities[a]		$29,140,477	1.08%

		29,140,477	1.08

PHARMACEUTICALS
Allergan Inc.	386,265	21,781,483	0.80
Express Scripts Inc.[b]	278,462	17,910,676	0.66
Forest Laboratories Inc.[b]	405,153	16,210,172	0.60
Other securities[a]		56,585,894	2.10

		112,488,225	4.16

PIPELINES
Williams Companies Inc. (The)	634,631	20,930,130	0.77
Other securities[a]		11,104,770	0.41

		32,034,900	1.18

REAL ESTATE
Other securities[a]		16,372,784	0.60

		16,372,784	0.60

REAL ESTATE INVESTMENT TRUSTS
ProLogis	282,886	16,650,670	0.62
Other securities[a]		41,991,436	1.55

		58,642,106	2.17

RETAIL
TJX Companies Inc. (The)	548,076	18,124,873	0.67
Yum! Brands Inc.	602,039	22,401,871	0.83
Other securities[a]		157,978,380	5.84

		198,505,124	7.34

SAVINGS & LOANS
Other securities[a]		9,135,380	0.34

		9,135,380	0.34

SEMICONDUCTORS
MEMC Electronic Materials Inc.[b]	284,099	20,142,619	0.75
NVIDIA Corp.[b]	689,126	13,637,804	0.50
Other securities[a]		110,819,154	4.10

		144,599,577	5.35

36	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
SOFTWARE
Electronic Arts Inc.[b]	394,348	$19,685,852	0.73%
Intuit Inc.[b]	426,262	11,513,337	0.43
MasterCard Inc. Class A	100,912	22,502,367	0.83
Paychex Inc.	429,356	14,709,737	0.54
Other securities[a]		125,659,783	4.65

		194,071,076	7.18

TELECOMMUNICATIONS
American Tower Corp. Class Ab	506,208	19,848,416	0.73
Juniper Networks Inc.[b]	466,601	11,665,025	0.43
Other securities[a]		62,591,904	2.32

		94,105,345	3.48

TEXTILES
Other securities[a]		3,726,211	0.14

		3,726,211	0.14

TOYS, GAMES & HOBBIES
Other securities[a]		5,874,430	0.22

		5,874,430	0.22

TRANSPORTATION
C.H. Robinson Worldwide Inc.	214,372	11,661,837	0.43
Expeditors International Washington Inc.	269,934	12,195,618	0.45
Other securities[a]		25,768,062	0.95

		49,625,517	1.83

TRUCKING & LEASING
Other securities[a]		1,331,014	0.05

		1,331,014	0.05

WATER
Other securities[a]		213,284	0.01

		213,284	0.01

TOTAL COMMON STOCKS
(Cost: $2,896,227,654)		2,700,928,305	99.91

Security	Shares	Value	% of Net Assets
SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.18%[c,d]	2,582,243	$2,582,243	0.10%
BGI Cash Premier Fund LLC 3.22%[c,d,e]	196,933,391	196,933,391	7.28

		199,515,634	7.38

TOTAL SHORT-TERM INVESTMENTS
(Cost: $199,515,634)		199,515,634	7.38

TOTAL INVESTMENTS IN SECURITIES
(Cost: $3,095,743,288)		2,900,443,939	107.29

Other Assets, Less Liabilities		(197,156,291)	(7.29)

NET ASSETS		$2,703,287,648	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2008.

[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	This security represents an investment of securities lending collateral. See
Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	37

Summary Schedule of Investments

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
COMMON STOCKS

ADVERTISING
Other securities[a]		$4,756,986	0.18%

		4,756,986	0.18

AEROSPACE & DEFENSE
L-3 Communications Holdings Inc.	137,379	15,021,020	0.56
Other securities[a]		4,977,040	0.19

		19,998,060	0.75

AGRICULTURE
Bunge Ltd.[b]	199,597	17,340,987	0.65
Other securities[a]		11,326,631	0.43

		28,667,618	1.08

AIRLINES
Other securities[a]		16,060,941	0.61

		16,060,941	0.61

APPAREL
Other securities[a]		16,159,656	0.61

		16,159,656	0.61

AUTO MANUFACTURERS
Ford Motor Co.[b,c]	3,513,919	20,099,617	0.76

		20,099,617	0.76

AUTO PARTS & EQUIPMENT
Other securities[a]		10,630,213	0.40

		10,630,213	0.40

BANKS
KeyCorp	657,035	14,421,918	0.54
Other securities[a]		114,847,281	4.33

		129,269,199	4.87

BEVERAGES
Coca-Cola Enterprises Inc.	515,190	12,467,598	0.47
Other securities[a]		26,618,521	1.00

		39,086,119	1.47

BIOTECHNOLOGY
Other securities[a]		12,144,332	0.46

		12,144,332	0.46

BUILDING MATERIALS
Other securities[a]		23,745,565	0.89

		23,745,565	0.89

Security	Shares	Value	% of Net Assets
CHEMICALS
Air Products and Chemicals Inc.	189,447	$17,429,124	0.66%
Mosaic Co. (The)[c]	146,044	14,984,114	0.56
PPG Industries Inc.	271,419	16,423,564	0.62
Other securities[a]		58,846,078	2.21

		107,682,880	4.05

COMMERCIAL SERVICES
Other securities[a]		26,892,487	1.01

		26,892,487	1.01

COMPUTERS
Other securities[a]		63,449,998	2.39

		63,449,998	2.39

COSMETICS & PERSONAL CARE
Other securities[a]		5,370,022	0.20

		5,370,022	0.20

DISTRIBUTION & WHOLESALE
Other securities[a]		19,479,632	0.73

		19,479,632	0.73

DIVERSIFIED FINANCIAL SERVICES
Ameriprise Financial Inc.	388,944	20,166,746	0.76
Other securities[a]		39,737,385	1.50

		59,904,131	2.26

ELECTRIC
Ameren Corp.	342,251	15,072,734	0.57
American Electric Power Co. Inc.	659,335	27,448,116	1.03
Consolidated Edison Inc.	447,245	17,755,626	0.67
Edison International	538,705	26,407,319	0.99
PG&E Corp.	581,154	21,398,090	0.80
Progress Energy Inc.	426,318	17,777,461	0.67
Reliant Energy Inc.[c]	564,747	13,356,267	0.50
Xcel Energy Inc.	675,999	13,486,180	0.51
Other securities[a]		135,808,592	5.12

		288,510,385	10.86

ELECTRICAL COMPONENTS & EQUIPMENT
Other securities[a]		7,475,044	0.28

		7,475,044	0.28

38	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
ELECTRONICS
Other securities[a]		$22,821,167	0.86%

		22,821,167	0.86

ENGINEERING & CONSTRUCTION
Other securities[a]		11,818,186	0.45

		11,818,186	0.45

ENTERTAINMENT
Other securities[a]		3,547,103	0.13

		3,547,103	0.13

ENVIRONMENTAL CONTROL
Other securities[a]		5,137,135	0.19

		5,137,135	0.19

FOOD
ConAgra Foods Inc.	823,503	19,722,897	0.74
Safeway Inc.	730,119	21,428,993	0.81
Other securities[a]		77,388,837	2.91

		118,540,727	4.46

FOREST PRODUCTS & PAPER
Other securities[a]		33,770,389	1.27

		33,770,389	1.27

GAS
Sempra Energy	436,180	23,239,670	0.87
Other securities[a]		35,243,208	1.33

		58,482,878	2.20

HAND & MACHINE TOOLS
Other securities[a]		15,376,170	0.58

		15,376,170	0.58

HEALTH CARE - PRODUCTS
Other securities[a]		7,510,275	0.28

		7,510,275	0.28

HEALTH CARE - SERVICES
Other securities[a]		16,133,407	0.61

		16,133,407	0.61

HOLDING COMPANIES - DIVERSIFIED
Leucadia National Corp.	271,030	12,255,977	0.46

		12,255,977	0.46

HOME BUILDERS
Other securities[a]		35,581,303	1.34

		35,581,303	1.34

Security	Shares	Value	% of Net Assets
HOME FURNISHINGS
Other securities[a]		$3,199,665	0.12%

		3,199,665	0.12

HOUSEHOLD PRODUCTS & WARES
Fortune Brands Inc.	252,546	17,551,947	0.66
Other securities[a]		5,620,763	0.21

		23,172,710	0.87

HOUSEWARES
Other securities[a]		5,094,407	0.19

		5,094,407	0.19

INSURANCE
Aon Corp.	485,433	19,514,407	0.74
Assurant Inc.	200,045	12,174,739	0.46
Genworth Financial Inc. Class A	718,951	16,277,051	0.61
Principal Financial Group Inc.	417,966	23,289,066	0.88
Unum Group	596,445	13,127,754	0.49
Other securities[a]		170,475,219	6.42

		254,858,236	9.60

INTERNET
Other securities[a]		18,971,848	0.71

		18,971,848	0.71

INVESTMENT COMPANIES
Other securities[a]		15,554,654	0.59

		15,554,654	0.59

IRON & STEEL
United States Steel Corp.	195,620	24,818,309	0.93
Other securities[a]		14,784,701	0.56

		39,603,010	1.49

LEISURE TIME
Other securities[a]		9,629,929	0.36

		9,629,929	0.36

LODGING
Other securities[a]		5,931,724	0.22

		5,931,724	0.22

MACHINERY
Other securities[a]		7,335,373	0.28

		7,335,373	0.28

SUMMARY SCHEDULES OF INVESTMENTS	39

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
MANUFACTURING
Eaton Corp.	213,625	$17,019,504	0.64%
Ingersoll-Rand Co. Ltd. Class A	422,482	18,834,248	0.71
ITT Industries Inc.	262,866	13,619,087	0.51
Parker Hannifin Corp.	287,248	19,897,669	0.75
Other securities[a]		54,232,593	2.04

		123,603,101	4.65

MEDIA
Liberty Media Corp. -
Liberty Entertainment
Series Ac	853,252	19,317,625	0.73
Other securities[a]		52,899,514	1.99

		72,217,139	2.72

METAL FABRICATE & HARDWARE
Other securities[a]		10,571,025	0.40

		10,571,025	0.40

OFFICE & BUSINESS EQUIPMENT
Xerox Corp.	1,549,795	23,200,431	0.87
Other securities[a]		2,303,476	0.09

		25,503,907	0.96

OFFICE FURNISHINGS
Other securities[a]		317,035	0.01

		317,035	0.01

OIL & GAS
Chesapeake Energy Corp.	338,494	15,621,498	0.59
Hess Corp.	459,048	40,478,853	1.52
Murphy Oil Corp.	311,051	25,549,729	0.96
Noble Energy Inc.	242,372	17,644,682	0.67
Other securities[a]		77,558,936	2.92

		176,853,698	6.66

OIL & GAS SERVICES
Other securities[a]		5,755,752	0.22

		5,755,752	0.22

PACKAGING & CONTAINERS
Other securities[a]		15,853,025	0.60

		15,853,025	0.60

PHARMACEUTICALS
Other securities[a]		14,910,143	0.56

		14,910,143	0.56

Security	Shares	Value	% of Net Assets
PIPELINES
El Paso Corp.	1,157,714	$19,264,361	0.73%
Spectra Energy Corp.	1,044,662	23,766,060	0.89
Other securities[a]		32,944,518	1.24

		75,974,939	2.86

REAL ESTATE
Other securities[a]		1,443,435	0.05

		1,443,435	0.05

REAL ESTATE INVESTMENT TRUSTS
AvalonBay Communities Inc.[b]	131,666	12,708,402	0.48
Boston Properties Inc.	169,394	15,596,106	0.59
Equity Residential	448,146	18,593,578	0.70
HCP Inc.	359,302	12,148,001	0.46
Host Hotels & Resorts Inc.	857,825	13,656,574	0.51
Kimco Realty Corp.	354,958	13,903,705	0.52
Public Storage	190,433	16,876,172	0.63
Vornado Realty Trust	220,700	19,026,547	0.72
Other securities[a]		114,299,037	4.31

		236,808,122	8.92

RETAIL
Gap Inc. (The)	912,844	17,964,770	0.68
Other securities[a]		23,401,344	0.88

		41,366,114	1.56

SAVINGS & LOANS
Other securities[a]		38,928,859	1.47

		38,928,859	1.47

SEMICONDUCTORS
Other securities[a]		28,371,756	1.07

		28,371,756	1.07

SOFTWARE
Other securities[a]		16,628,203	0.63

		16,628,203	0.63

TELECOMMUNICATIONS
Other securities[a]		66,291,947	2.50

		66,291,947	2.50

TEXTILES
Other securities[a]		8,038,477	0.30

		8,038,477	0.30

40	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Summary Schedule of Investments (Continued)

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

March 31, 2008

Security	Shares	Value	% of Net Assets
TOYS, GAMES & HOBBIES
Other securities[a]		$11,157,257	0.42%

		11,157,257	0.42

TRANSPORTATION
CSX Corp.	552,899	31,001,047	1.17
Other securities[a]		19,413,503	0.73

		50,414,550	1.90

TRUCKING & LEASING
Other securities[a]		1,883,799	0.07

		1,883,799	0.07

WATER
Other securities[a]		3,845,092	0.15

		3,845,092	0.15

TOTAL COMMON STOCKS (Cost: $3,194,727,206)		2,650,446,533	99.80

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares 3.18%[d,e]	4,432,416	4,432,416	0.17
BGI Cash Premier Fund LLC 3.22%[d,e,f]	147,014,360	147,014,360	5.53

		151,446,776	5.70

TOTAL SHORT-TERM INVESTMENTS
(Cost: $151,446,776)		151,446,776	5.70

TOTAL INVESTMENTS IN SECURITIES (Cost: $3,346,173,982)		2,801,893,309	105.50

Other Assets, Less Liabilities		(145,946,682)	(5.50)

NET ASSETS		$2,655,946,627	100.00%

[a]

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of March 31, 2008.

[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Non-income earning security.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	This security represents an investment of securities lending collateral. See
Note 5.

See notes to financial statements.

SUMMARY SCHEDULES OF INVESTMENTS	41

Statements of Assets and Liabilities

iSHARES® TRUST

March 31, 2008

	iShares Russell
	3000 Index Fund	3000 Growth Index Fund	3000 Value Index Fund	Microcap Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$3,060,368,777	$357,198,682	$669,985,849	$251,338,001
Affiliated issuers (Note 2)	48,378,761	4,590,721	7,104,614	12,414,087

Total cost of investments	$3,108,747,538	$361,789,403	$677,090,463	$263,752,088

Investments in securities, at value
(including securities on loana) (Note 1):
Unaffiliated issuers	$2,713,603,645	$328,923,236	$571,284,668	$171,556,737
Affiliated issuers (Note 2)	48,378,761	4,590,721	7,104,614	12,414,087

Total value of investments	2,761,982,406	333,513,957	578,389,282	183,970,824
Receivables:
Investment securities sold	11,687,841	1,148,794	2,580,379	1,173,896
Due from custodian (Note 4)	228	–	–	9,715
Dividends and interest	3,740,767	298,998	1,111,947	293,118
Capital shares sold	–	–	86,421	–

Total Assets	2,777,411,242	334,961,749	582,168,029	185,447,553

LIABILITIES
Payables:
Investment securities purchased	13,272,757	1,261,979	3,115,836	730,265
Securities related to in-kind transactions (Note 4)	16,883	–	–	71,260
Collateral for securities on loan (Note 5)	44,929,735	4,264,950	6,291,159	12,208,456
Capital shares redeemed	26,523	–	–	–
Investment advisory fees (Note 2)	462,979	69,445	126,768	111,053

Total Liabilities	58,708,877	5,596,374	9,533,763	13,121,034

NET ASSETS	$2,718,702,365	$329,365,375	$572,634,266	$172,326,519

Net assets consist of:
Paid-in capital	$3,148,574,837	$376,402,422	$677,965,936	$261,635,972
Undistributed net investment income	351,853	17,904	142,714	128,103
Accumulated net realized loss	(83,459,193)	(18,779,505)	(6,773,203)	(9,656,292)
Net unrealized depreciation	(346,765,132)	(28,275,446)	(98,701,181)	(79,781,264)

NET ASSETS	$2,718,702,365	$329,365,375	$572,634,266	$172,326,519

Shares outstanding[b]	35,650,000	7,450,000	6,050,000	3,700,000

Net asset value per share	$76.26	$44.21	$94.65	$46.57

[a]	Securities on loan with market values of $43,654,123, $4,165,811, $6,071,160 and $11,219,963, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

42	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES® TRUST

March 31, 2008

	iShares Russell
	Midcap Index Fund	Midcap Growth Index Fund	Midcap Value Index Fund

ASSETS
Investments, at cost:
Unaffiliated issuers	$3,510,202,664	$2,896,227,654	$3,194,727,206
Affiliated issuers (Note 2)	190,363,172	199,515,634	151,446,776

Total cost of investments	$3,700,565,836	$3,095,743,288	$3,346,173,982

Investments in securities, at value
(including securities on loana) (Note 1):
Unaffiliated issuers	$3,346,692,549	$2,700,928,305	$2,650,446,533
Affiliated issuers (Note 2)	190,363,172	199,515,634	151,446,776

Total value of investments	3,537,055,721	2,900,443,939	2,801,893,309
Receivables:
Investment securities sold	12,068,591	8,869,695	11,337,039
Due from custodian (Note 4)	5,482	–	396,734
Dividends and interest	4,404,579	1,853,969	5,726,413
Capital shares sold	64,409	55,411	–

Total Assets	3,553,598,782	2,911,223,014	2,819,353,495

LIABILITIES
Payables:
Investment securities purchased	16,155,227	10,006,093	15,838,357
Securities related to in-kind transactions (Note 4)	–	394,982	–
Collateral for securities on loan (Note 5)	185,241,345	196,933,391	147,014,360
Investment advisory fees (Note 2)	569,085	600,900	554,151

Total Liabilities	201,965,657	207,935,366	163,406,868

NET ASSETS	$3,351,633,125	$2,703,287,648	$2,655,946,627

Net assets consist of:
Paid-in capital	$3,578,021,955	$2,958,670,977	$3,246,282,266
Undistributed net investment income	850,858	405,893	648,338
Accumulated net realized loss	(63,729,573)	(60,489,873)	(46,703,304)
Net unrealized depreciation	(163,510,115)	(195,299,349)	(544,280,673)

NET ASSETS	$3,351,633,125	$2,703,287,648	$2,655,946,627

Shares outstanding[b]	35,900,000	26,700,000	20,650,000

Net asset value per share	$93.36	$101.25	$128.62

[a]	Securities on loan with market values of $180,199,929, $191,803,487 and $143,958,483, respectively. See Note 5.
[b]	No par value, unlimited number of shares authorized.

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Operations

iSHARES® TRUST

Year ended March 31, 2008

	iShares Russell
	3000 Index Fund	3000 Growth Index Fund	3000 Value Index Fund	Microcap Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$53,725,453	$3,694,633	$17,246,621	$3,219,584
Interest from affiliated issuers (Note 2)	237,375	24,330	53,524	25,297
Securities lending income from unaffiliated issuers	33,547	3,360	5,828	30,596
Securities lending income from affiliated issuers (Note 2)	505,575	45,492	119,201	459,125

Total investment income	54,501,950	3,767,815	17,425,174	3,734,602

EXPENSES
Investment advisory fees (Note 2)	5,908,123	817,450	1,704,933	1,665,414

Total expenses	5,908,123	817,450	1,704,933	1,665,414

Net investment income	48,593,827	2,950,365	15,720,241	2,069,188

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(27,878,843)	(150,383)	(6,019,174)	(14,381,188)
In-kind redemptions	372,039,280	26,963,314	87,133,744	27,647,221
Short positions (Note 1)	–	1,003	6,458	(177)

Net realized gain	344,160,437	26,813,934	81,121,028	13,265,856

Net change in unrealized appreciation (depreciation) on:
Investments	(562,322,863)	(46,406,197)	(172,639,417)	(81,341,574)
Short positions (Note 1)	–	(991)	–	177

Net change in unrealized appreciation (depreciation)	(562,322,863)	(46,407,188)	(172,639,417)	(81,341,397)

Net realized and unrealized loss	(218,162,426)	(19,593,254)	(91,518,389)	(68,075,541)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(169,568,599)	$(16,642,889)	$(75,798,148)	$(66,006,353)

[a]	Net of foreign withholding tax of $4,451, $–, $2,144 and $1,435, respectively.

See notes to financial statements.

44	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES® TRUST

Year ended March 31, 2008

	iShares Russell
	Midcap Index Fund	Midcap Growth Index Fund	Midcap Value Index Fund

NET INVESTMENT INCOME
Dividends from unaffiliated issuers[a]	$52,264,701	$23,816,559	$69,918,287
Interest from affiliated issuers (Note 2)	324,014	275,194	249,107
Securities lending income from unaffiliated issuers	72,887	49,608	72,176
Securities lending income from affiliated issuers (Note 2)	1,459,856	757,201	1,941,216

Total investment income	54,121,458	24,898,562	72,180,786

EXPENSES
Investment advisory fees (Note 2)	7,473,806	6,975,646	8,425,596

Total expenses	7,473,806	6,975,646	8,425,596

Net investment income	46,647,652	17,922,916	63,755,190

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated issuers	(46,273,078)	(39,276,919)	(50,254,666)
In-kind redemptions	268,536,201	251,874,875	440,351,900
Short positions (Note 1)	–	383	120,856

Net realized gain	222,263,123	212,598,339	390,218,090

Net change in unrealized appreciation (depreciation)	(637,726,221)	(454,037,733)	(951,336,536)

Net realized and unrealized loss	(415,463,098)	(241,439,394)	(561,118,446)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(368,815,446)	$(223,516,478)	$(497,363,256)

[a]	Net of foreign withholding tax of $15,908, $– and $31,878, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	45

Statements of Changes in Net Assets

iSHARES® TRUST

	iShares Russell 3000 Index Fund		iShares Russell 3000 Growth Index Fund
	Year ended March 31, 2008	Year ended March 31, 2007	Year ended March 31, 2008	Year ended March 31, 2007

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$48,593,827	$41,611,637	$2,950,365	$2,419,834
Net realized gain	344,160,437	150,802,589	26,813,934	8,090,748
Net change in unrealized appreciation (depreciation)	(562,322,863)	69,377,940	(46,407,188)	5,008,707

Net increase (decrease) in net assets resulting from operations	(169,568,599)	261,792,166	(16,642,889)	15,519,289

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(49,220,971)	(41,648,195)	(3,047,842)	(2,337,434)

Total distributions to shareholders	(49,220,971)	(41,648,195)	(3,047,842)	(2,337,434)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,529,667,869	1,125,988,846	208,294,185	80,317,455
Cost of shares redeemed	(1,520,828,411)	(597,595,218)	(124,507,396)	(54,288,194)

Net increase in net assets from capital share transactions	8,839,458	528,393,628	83,786,789	26,029,261

INCREASE (DECREASE) IN NET ASSETS	(209,950,112)	748,537,599	64,096,058	39,211,116

NET ASSETS
Beginning of year	2,928,652,477	2,180,114,878	265,269,317	226,058,201

End of year	$2,718,702,365	$2,928,652,477	$329,365,375	$265,269,317

Undistributed net investment income included in net assets at end of year	$351,853	$405,054	$17,904	$78,445

SHARES ISSUED AND REDEEMED
Shares sold	18,200,000	14,200,000	4,250,000	1,850,000
Shares redeemed	(18,000,000)	(7,600,000)	(2,650,000)	(1,250,000)

Net increase in shares outstanding	200,000	6,600,000	1,600,000	600,000

See notes to financial statements.

46	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell 3000 Value Index Fund		iShares Russell Microcap Index Fund
	Year ended March 31, 2008	Year ended March 31, 2007	Year ended March 31, 2008	Year ended March 31, 2007

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$15,720,241	$12,759,888	$2,069,188	$1,247,037
Net realized gain	81,121,028	27,914,052	13,265,856	23,828,568
Net change in unrealized appreciation (depreciation)	(172,639,417)	44,158,239	(81,341,397)	(20,114,922)

Net increase (decrease) in net assets resulting from operations	(75,798,148)	84,832,179	(66,006,353)	4,960,683

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(15,592,047)	(12,598,684)	(1,952,124)	(1,269,631)
Return of capital	–	(233,748)	(31,565)	(189,978)

Total distributions to shareholders	(15,592,047)	(12,832,432)	(1,983,689)	(1,459,609)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	487,345,625	320,062,674	353,663,015	163,327,038
Cost of shares redeemed	(517,920,607)	(137,328,659)	(369,438,322)	(127,196,013)

Net increase (decrease) in net assets from capital share transactions	(30,574,982)	182,734,015	(15,775,307)	36,131,025

INCREASE (DECREASE) IN NET ASSETS	(121,965,177)	254,733,762	(83,765,349)	39,632,099

NET ASSETS
Beginning of year	694,599,443	439,865,681	256,091,868	216,459,769

End of year	$572,634,266	$694,599,443	$172,326,519	$256,091,868

Undistributed net investment income included in net assets at end of year	$142,714	$51,913	$128,103	$21,918

SHARES ISSUED AND REDEEMED
Shares sold	4,550,000	3,150,000	6,350,000	2,950,000
Shares redeemed	(4,900,000)	(1,350,000)	(7,000,000)	(2,300,000)

Net increase (decrease) in shares outstanding	(350,000)	1,800,000	(650,000)	650,000

See notes to financial statements.

FINANCIAL STATEMENTS	47

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell Midcap Index Fund		iShares Russell Midcap Growth Index Fund
	Year ended March 31, 2008	Year ended March 31, 2007	Year ended March 31, 2008	Year ended March 31, 2007

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$46,647,652	$35,453,466	$17,922,916	$11,172,629
Net realized gain	222,263,123	89,193,064	212,598,339	63,804,324
Net change in unrealized appreciation (depreciation)	(637,726,221)	164,079,646	(454,037,733)	14,928,845

Net increase (decrease) in net assets resulting from operations	(368,815,446)	288,726,176	(223,516,478)	89,905,798

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(46,098,726)	(34,652,778)	(17,570,273)	(11,516,317)
Return of capital	(212,703)	(2,368,213)	(234,922)	–

Total distributions to shareholders	(46,311,429)	(37,020,991)	(17,805,195)	(11,516,317)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,327,336,336	1,253,265,580	2,089,176,910	420,395,284
Cost of shares redeemed	(890,952,917)	(370,962,653)	(962,499,043)	(261,869,442)

Net increase in net assets from capital share transactions	436,383,419	882,302,927	1,126,677,867	158,525,842

INCREASE IN NET ASSETS	21,256,544	1,134,008,112	885,356,194	236,915,323

NET ASSETS
Beginning of year	3,330,376,581	2,196,368,469	1,817,931,454	1,581,016,131

End of year	$3,351,633,125	$3,330,376,581	$2,703,287,648	$1,817,931,454

Undistributed net investment income included in net assets at end of year	$850,858	$584,520	$405,893	$150,929

SHARES ISSUED AND REDEEMED
Shares sold	12,450,000	12,800,000	18,600,000	4,100,000
Shares redeemed	(8,600,000)	(4,000,000)	(8,900,000)	(2,750,000)

Net increase in shares outstanding	3,850,000	8,800,000	9,700,000	1,350,000

See notes to financial statements.

48	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES® TRUST

	iShares Russell Midcap Value Index Fund
	Year ended March 31, 2008	Year ended March 31, 2007

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$63,755,190	$53,566,154
Net realized gain	390,218,090	195,828,509
Net change in unrealized appreciation (depreciation)	(951,336,536)	197,631,760

Net increase (decrease) in net assets resulting from operations	(497,363,256)	447,026,423

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(63,174,389)	(52,354,086)
Return of capital	(469,989)	(4,257,253)

Total distributions to shareholders	(63,644,378)	(56,611,339)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	2,714,566,600	1,778,509,187
Cost of shares redeemed	(2,906,856,326)	(834,603,742)

Net increase (decrease) in net assets from capital share transactions	(192,289,726)	943,905,445

INCREASE (DECREASE) IN NET ASSETS	(753,297,360)	1,334,320,529

NET ASSETS
Beginning of year	3,409,243,987	2,074,923,458

End of year	$2,655,946,627	$3,409,243,987

Undistributed net investment income included in net assets at end of year	$648,338	$397,166

SHARES ISSUED AND REDEEMED
Shares sold	18,050,000	12,750,000
Shares redeemed	(19,700,000)	(6,000,000)

Net increase (decrease) in shares outstanding	(1,650,000)	6,750,000

See notes to financial statements.

FINANCIAL STATEMENTS	49

Financial Highlights

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 3000 Index Fund
	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004

Net asset value, beginning of year	$82.61	$75.57	$67.26	$64.13	$47.25

Income from investment operations:
Net investment income	1.39 [a]	1.31 [a]	1.16	1.17	0.90
Net realized and unrealized gain (loss)[b]	(6.35)	7.00	8.26	3.26	16.90

Total from investment operations	(4.96)	8.31	9.42	4.43	17.80

Less distributions from:
Net investment income	(1.39)	(1.27)	(1.11)	(1.12)	(0.92)
Return of capital	–	–	–	(0.18)	(0.00)[c]

Total distributions	(1.39)	(1.27)	(1.11)	(1.30)	(0.92)

Net asset value, end of year	$76.26	$82.61	$75.57	$67.26	$64.13

Total return	(6.15)%	11.10%	14.10%	6.95%	37.86%

Ratios/Supplemental data:
Net assets, end of year (000s)	$2,718,702	$2,928,652	$2,180,115	$1,957,315	$1,417,348
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.64%	1.68%	1.62%	1.81%	1.54%
Portfolio turnover rate[d]	8%	6%	5%	5%	4%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Rounds to less than $0.01.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

50	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 3000 Growth Index Fund
	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004

Net asset value, beginning of year	$45.35	$43.06	$38.01	$38.13	$28.70

Income from investment operations:
Net investment income	0.43 [a]	0.42 [a]	0.32	0.42	0.25
Net realized and unrealized gain (loss)[b]	(1.14)	2.26	5.04	(0.07)	9.44

Total from investment operations	(0.71)	2.68	5.36	0.35	9.69

Less distributions from:
Net investment income	(0.43)	(0.39)	(0.31)	(0.41)	(0.26)
Return of capital	–	–	–	(0.06)	–

Total distributions	(0.43)	(0.39)	(0.31)	(0.47)	(0.26)

Net asset value, end of year	$44.21	$45.35	$43.06	$38.01	$38.13

Total return	(1.64)%	6.27%	14.13%	0.91%	33.84%

Ratios/Supplemental data:
Net assets, end of year (000s)	$329,365	$265,269	$226,058	$129,224	$114,404
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	0.90%	0.97%	0.86%	1.12%	0.78%
Portfolio turnover rate[c]	18%	17%	20%	16%	11%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	51

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell 3000 Value Index Fund
	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004

Net asset value, beginning of year	$108.53	$95.62	$85.66	$77.89	$55.99

Income from investment operations:
Net investment income	2.47 [a]	2.29 [a]	1.91	1.81	1.43
Net realized and unrealized gain (loss)[b]	(13.89)	12.82	9.93	7.92	21.94

Total from investment operations	(11.42)	15.11	11.84	9.73	23.37

Less distributions from:
Net investment income	(2.46)	(2.16)	(1.85)	(1.96)	(1.47)
Return of capital	–	(0.04)	(0.03)	–	–

Total distributions	(2.46)	(2.20)	(1.88)	(1.96)	(1.47)

Net asset value, end of year	$94.65	$108.53	$95.62	$85.66	$77.89

Total return	(10.75)%	15.95%	13.95%	12.61%	42.04%

Ratios/Supplemental data:
Net assets, end of year (000s)	$572,634	$694,599	$439,866	$364,051	$225,872
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	2.31%	2.23%	2.26%	2.33%	2.19%
Portfolio turnover rate[c]	17%	14%	7%	16%	13%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

52	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Microcap Index Fund
	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Period from Aug. 12, 2005[a] to Mar. 31, 2006

Net asset value, beginning of period	$58.87	$58.50	$50.00

Income from investment operations:
Net investment income	0.41 [b]	0.30 [b]	0.15
Net realized and unrealized gain (loss)[c]	(12.31)	0.41	8.47

Total from investment operations	(11.90)	0.71	8.62

Less distributions from:
Net investment income	(0.39)	(0.30)	(0.12)
Return of capital	(0.01)	(0.04)	–

Total distributions	(0.40)	(0.34)	(0.12)

Net asset value, end of period	$46.57	$58.87	$58.50

Total return	(20.32)%	1.25%	17.26%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$172,327	$256,092	$216,460
Ratio of expenses to average net assets[e]	0.60%	0.60%	0.60%
Ratio of net investment income to average net assets[e]	0.75%	0.53%	0.56%
Portfolio turnover rate[f]	21%	20%	6%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	53

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Midcap Index Fund
	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004

Net asset value, beginning of year	$103.91	$94.47	$78.85	$70.20	$47.26

Income from investment operations:
Net investment income	1.30 [a]	1.35 [a]	1.20	0.98	0.77
Net realized and unrealized gain (loss)[b]	(10.58)	9.46	15.60	8.69	22.98

Total from investment operations	(9.28)	10.81	16.80	9.67	23.75

Less distributions from:
Net investment income	(1.26)	(1.28)	(1.13)	(0.97)	(0.79)
Return of capital	(0.01)	(0.09)	(0.05)	(0.05)	(0.02)

Total distributions	(1.27)	(1.37)	(1.18)	(1.02)	(0.81)

Net asset value, end of year	$93.36	$103.91	$94.47	$78.85	$70.20

Total return	(9.05)%	11.56%	21.42%	13.85%	50.47%

Ratios/Supplemental data:
Net assets, end of year (000s)	$3,351,633	$3,330,377	$2,196,368	$1,202,454	$593,199
Ratio of expenses to average net assets	0.20%	0.20%	0.20%	0.20%	0.20%
Ratio of net investment income to average net assets	1.25%	1.40%	1.49%	1.48%	1.39%
Portfolio turnover rate[c]	15%	19%	9%	15%	7%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

54	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Midcap Growth Index Fund
	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004

Net asset value, beginning of year	$106.94	$101.02	$82.96	$77.09	$51.77

Income from investment operations:
Net investment income	0.71 [a]	0.73 [a]	0.53	0.27	0.15
Net realized and unrealized gain (loss)[b]	(5.72)	5.94	18.05	5.89	25.33

Total from investment operations	(5.01)	6.67	18.58	6.16	25.48

Less distributions from:
Net investment income	(0.67)	(0.75)	(0.52)	(0.29)	(0.16)
Return of capital	(0.01)	–	–	–	–

Total distributions	(0.68)	(0.75)	(0.52)	(0.29)	(0.16)

Net asset value, end of year	$101.25	$106.94	$101.02	$82.96	$77.09

Total return	(4.74)%	6.66%	22.44%	8.01%	49.25%

Ratios/Supplemental data:
Net assets, end of year (000s)	$2,703,288	$1,817,931	$1,581,016	$842,049	$493,380
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	0.64%	0.73%	0.64%	0.38%	0.27%
Portfolio turnover rate[c]	25%	30%	14%	27%	10%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	55

Financial Highlights (Continued)

iSHARES® TRUST

(For a share outstanding throughout each period)

	iShares Russell Midcap Value Index Fund
	Year ended Mar. 31, 2008	Year ended Mar. 31, 2007	Year ended Mar. 31, 2006	Year ended Mar. 31, 2005	Year ended Mar. 31, 2004

Net asset value, beginning of year	$152.88	$133.44	$113.16	$97.65	$65.77

Income from investment operations:
Net investment income	2.79 [a]	2.88 [a]	2.46	1.98	1.49
Net realized and unrealized gain (loss)[b]	(24.22)	19.43	20.21	15.50	31.94

Total from investment operations	(21.43)	22.31	22.67	17.48	33.43

Less distributions from:
Net investment income	(2.81)	(2.65)	(2.30)	(1.97)	(1.51)
Return of capital	(0.02)	(0.22)	(0.09)	–	(0.04)

Total distributions	(2.83)	(2.87)	(2.39)	(1.97)	(1.55)

Net asset value, end of year	$128.62	$152.88	$133.44	$113.16	$97.65

Total return	(14.22)%	16.91%	20.19%	18.07%	51.17%

Ratios/Supplemental data:
Net assets, end of year (000s)	$2,655,947	$3,409,244	$2,074,923	$1,148,612	$400,383
Ratio of expenses to average net assets	0.25%	0.25%	0.25%	0.25%	0.25%
Ratio of net investment income to average net assets	1.89%	2.05%	2.18%	2.20%	2.05%
Portfolio turnover rate[c]	22%	25%	11%	20%	10%

[a]	Based on average shares outstanding throughout the period.
[b]	The amounts reported may not accord with the change in aggregate gains and losses in securities due to the timing of capital share transactions.
[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

56	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES® TRUST

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999.

These financial statements relate only to the iShares Russell 3000, iShares Russell 3000 Growth, iShares Russell 3000 Value, iShares Russell Microcap, iShares Russell Midcap, iShares Russell Midcap Growth and iShares Russell Midcap Value Index Funds (each, a “Fund,” collectively, the “Funds”).

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to achieve each Fund’s investment objective. Each of the Funds is classified as a diversified fund under the 1940 Act.

Pursuant to the Trust’s organizational documents, the Funds’ officers and trustees are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The securities and other assets of each Fund are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of the Trust (the “Board”).

Investments that may be valued using fair value pricing include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (i.e., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (i.e., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Fund’s NAV is computed and that may materially affect the value of the Fund’s investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Continued)

iSHARES® TRUST

Valuing a Fund’s investments using fair value pricing will result in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source, and interest income is accrued daily. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Realized gains and losses on investment transactions are determined using the specific identification method.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions cannot be automatically reinvested in additional shares of the Funds.

As of March 31, 2008, the tax year-end of the Funds, the components of net accumulated losses on a tax basis were as follows:

iShares Index Fund	Undistributed Ordinary Income	Unrealized Depreciation	Capital and Other Losses	Net Accumulated Losses
Russell 3000	$–	$(388,957,875)	$(40,914,597)	$(429,872,472)
Russell 3000 Growth	–	(30,569,825)	(16,467,222)	(47,037,047)
Russell 3000 Value	81,142	(103,858,834)	(1,553,978)	(105,331,670)
Russell Microcap	–	(81,747,124)	(7,562,329)	(89,309,453)
Russell Midcap	–	(210,954,981)	(15,433,849)	(226,388,830)
Russell Midcap Growth	–	(231,486,519)	(23,896,810)	(255,383,329)
Russell Midcap Value	–	(574,361,583)	(15,974,056)	(590,335,639)

For the years ended March 31, 2008 and March 31, 2007, the tax characterization of distributions paid for each Fund was equal to the book characterization of distributions paid. The total distributions and distributions per share are disclosed in the accompanying Statements of Changes in Net Assets and the Financial Highlights for all Funds.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended March 31, 2008.

58	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

From November 1, 2007 to March 31, 2008, certain Funds incurred net realized capital losses. As permitted by tax regulations, the Funds have elected to defer those losses and treat them as arising in the year ending March 31, 2009, as follows:

iShares Index Fund	Deferred Net Realized Capital Losses
Russell Microcap	$1,993,124
Russell Midcap	853,738

The Funds had tax basis net capital loss carryforwards as of March 31, 2008, the tax year-end of the Funds, as follows:

iShares Index Fund	Expiring 2010	Expiring 2011	Expiring 2012	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Total
Russell 3000	$14,803,175	$14,801,082	$8,033,947	$95,540	$3,180,853	$–	$–	$40,914,597
Russell 3000 Growth	3,437,514	6,607,675	2,294,465	911,779	2,128,959	1,086,830	–	16,467,222
Russell 3000 Value	–	342,926	144,266	–	309,470	290,191	467,125	1,553,978
Russell Microcap	–	–	–	–	83,822	758,530	4,726,853	5,569,205
Russell Midcap	–	564,856	1,554,124	–	–	2,966,359	9,494,772	14,580,111
Russell Midcap Growth	–	686,773	2,148,153	–	17,096,686	–	3,965,198	23,896,810
Russell Midcap Value	–	–	1,606,781	–	–	1,114,118	13,253,157	15,974,056

Net capital loss carryforwards may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first.

For the year ended March 31, 2008, the Funds realized net capital gains or losses resulting from in-kind redemptions of large blocks of shares or multiples thereof (“Creation Units”). Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to paid-in-capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the year ended March 31, 2008 are disclosed in the Funds’ Statements of Operations.

As of March 31, 2008, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Russell 3000	$3,150,940,281	$103,112,226	$(492,070,101)	$(388,957,875)
Russell 3000 Growth	364,083,782	12,896,831	(43,466,656)	(30,569,825)
Russell 3000 Value	682,248,116	12,707,642	(116,566,476)	(103,858,834)
Russell Microcap	265,717,948	1,255,212	(83,002,336)	(81,747,124)
Russell Midcap	3,748,010,702	289,063,546	(500,018,527)	(210,954,981)
Russell Midcap Growth	3,131,930,458	165,312,322	(396,798,841)	(231,486,519)
Russell Midcap Value	3,376,254,892	61,107,673	(635,469,256)	(574,361,583)

NOTES TO FINANCIAL STATEMENTS	59

Notes to Financial Statements (Continued)

iSHARES® TRUST

The Funds adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes – an Interpretation of FASB Statement No. 109.” FIN 48 clarifies the accounting for uncertainty in a tax position taken or expected to be taken in a tax return. FIN 48 provides guidance on the measurement, recognition, classification and disclosures of tax positions, along with accounting for the related interest and penalties. Management has reviewed the tax positions as of March 31, 2008, inclusive of the prior three open tax return years, and has determined that the implementation of FIN 48 did not have a material impact on the Funds’ financial statements.

REPURCHASE AGREEMENTS

Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Fund, collateralized by securities, which are delivered to the Fund’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

SHORT POSITIONS

From time to time, in order to track the performance of their respective benchmark index, the Funds may sell non-index securities that they will receive through corporate actions occurring on the opening of market trading on the following business day. Such short positions are valued consistent with how securities are valued as described under “Security Valuation.” The obligation to deliver the securities is recorded as a liability on the Funds’ Statements of Assets and Liabilities and is equal to the current market value of the securities to be delivered. Any market fluctuations between the value of the obligation to sell these securities and the current market value are reflected as unrealized appreciation (depreciation) in the Funds’ Statements of Operations. Upon receipt of the securities related to corporate actions, the Funds record a realized gain (loss). Details of the short positions resulting from the non-index securities sold by the Funds, if any, are included in their respective Schedules of Investments.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors (“BGFA”) manages the investment of each Fund’s assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under the Investment Advisory Agreement, BGFA is responsible for all expenses (“Covered Expenses”) of the Trust, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees and extraordinary expenses.

For its investment advisory services to each Fund, BGFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares Index Fund	Investment Advisory Fee
Russell 3000	0.20%
Russell 3000 Growth	0.25
Russell 3000 Value	0.25
Russell Microcap	0.60
Russell Midcap	0.20
Russell Midcap Growth	0.25
Russell Midcap Value	0.25

60	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

State Street Bank and Trust Company (“State Street”) serves as administrator, custodian and transfer agent for the Trust. As compensation for its services, State Street receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly. These fees and expenses are Covered Expenses as defined above.

SEI Investments Distribution Co. (“SEI”) serves as each Fund’s underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. SEI does not receive a fee from the Funds for its distribution services.

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC”), the Funds are permitted to lend portfolio securities to Barclays Capital Inc. (“BarCap”). Pursuant to the same exemptive order, Barclays Global Investors, N.A. (“BGI”) serves as securities lending agent for the Funds. BarCap and BGI are affiliates of BGFA, the Funds’ investment adviser. As securities lending agent, BGI receives, as fees, a share of the income earned on investment of the cash collateral received for the loan of securities. For the year ended March 31, 2008, BGI earned securities lending agent fees as follows:

iShares Index Fund	Securities Lending Agent Fees
Russell 3000	$539,122
Russell 3000 Growth	48,852
Russell 3000 Value	125,029
Russell Microcap	489,721

iShares Index Fund	Securities Lending Agent Fees
Russell Midcap	$1,532,743
Russell Midcap Growth	806,809
Russell Midcap Value	2,013,392

Cross trades for the year ended March 31, 2008, if any, were executed by the Funds pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which BGFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

Each Fund may invest in the Institutional Shares of certain money market funds managed by BGFA, the Funds’ investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Money Market Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Money Market Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income. Income distributions earned by the Funds from temporary cash investments are recorded as interest from affiliated issuers in the accompanying Statements of Operations. Income distributions earned by the Funds from the investment of securities lending collateral, if any, are included in securities lending income in the accompanying Statements of Operations.

Each Fund may invest its securities lending cash collateral, if any, in the BGI Cash Premier Fund LLC (“Premier Fund”), an affiliated private money market fund managed by BGFA. Although the Premier Fund is not registered as an investment company under the 1940 Act, it intends to operate as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 5 for additional information regarding the Premier Fund.

As of March 31, 2008, certain trustees and officers of the Trust are also officers of BGI and/or BGFA.

NOTES TO FINANCIAL STATEMENTS	61

Notes to Financial Statements (Continued)

iSHARES® TRUST

3. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended March 31, 2008 were as follows:

iShares Index Fund	Purchases	Sales
Russell 3000	$302,273,037	$234,838,730
Russell 3000 Growth	64,634,459	57,371,249
Russell 3000 Value	126,591,666	113,083,071
Russell Microcap	74,534,432	55,699,753
Russell Midcap	672,652,750	569,074,573
Russell Midcap Growth	763,960,004	678,458,559
Russell Midcap Value	1,099,294,095	739,934,430

In-kind transactions (see Note 4) for the year ended March 31, 2008 were as follows:

iShares Index Fund	In-kind Purchases	In-kind Sales
Russell 3000	$1,523,948,428	$1,510,508,858
Russell 3000 Growth	207,824,190	124,194,198
Russell 3000 Value	485,515,925	515,904,501
Russell Microcap	352,214,957	367,556,631
Russell Midcap	1,323,244,127	882,853,364
Russell Midcap Growth	2,082,945,730	955,492,328
Russell Midcap Value	2,414,299,045	2,883,633,752

4. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a Fund generally consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes a substantial replication, or a portfolio sampling representation, of the securities involved in the relevant Fund’s underlying index and an amount of cash. Investors purchasing and redeeming Creation Units pay a purchase transaction fee and a redemption transaction fee directly to State Street, the administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

62	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® TRUST

5. LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

During the year ended March 31, 2008, the Funds received cash as collateral for securities loaned. The cash collateral received was invested in a joint account and/or in the Premier Fund. Pursuant to an exemptive order issued by the SEC, a portion of the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements are fully collateralized by U.S. government securities or non-U.S. government debt securities. The Premier Fund seeks to achieve its investment objective by investing in a portfolio of high-quality, short-term fixed-income instruments, including money market funds (which may be managed by BGFA or its affiliate) and other instruments that, at the time of investment, have remaining maturities of 397 calendar days or less from the date of acquisition.

The market value of the securities on loan as of March 31, 2008 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of the cash collateral, net of rebates paid to, or fees paid by, borrowers and less the fees paid to BGI as securities lending agent.

6. RECENTLY ISSUED ACCOUNTING PRONOUNCEMENT

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157 (“FAS 157”), “Fair Value Measurements.” FAS 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not believe that the adoption of this standard will have a material impact on the Funds’ financial statements.

NOTES TO FINANCIAL STATEMENTS	63

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

In our opinion, the accompanying statements of assets and liabilities, including the summary schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares Russell 3000 Index, iShares Russell 3000 Growth Index, iShares Russell 3000 Value Index, iShares Russell Microcap Index, iShares Russell Midcap Index, iShares Russell Midcap Growth Index, and iShares Russell Midcap Value Index Funds (the “Funds”), at March 31, 2008, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2008

64	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® TRUST

For corporate shareholders, the following percentages of the income dividends paid by the Funds during the fiscal year ended March 31, 2008 qualified for the dividends-received deduction:

iShares Index Fund	Dividends- Received Deduction

Russell 3000	100.00%

Russell 3000 Growth	100.00

Russell 3000 Value	100.00

Russell Microcap	100.00

Russell Midcap	90.62

Russell Midcap Growth	100.00

Russell Midcap Value	82.94

Under Section 854(b)(2) of the Internal Revenue Code (the “Code”), the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended March 31, 2008:

iShares Index Fund	Qualified Dividend Income

Russell 3000	$48,407,752

Russell 3000 Growth	2,934,606

Russell 3000 Value	15,592,047

Russell Microcap	1,952,124

Russell Midcap	45,530,182

Russell Midcap Growth	17,570,273

Russell Midcap Value	59,433,662

In January 2009, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2008. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

TAX INFORMATION	65

Supplemental Information (Unaudited)

iSHARES® TRUST

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of such Fund is listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. Market Price information was not available for the Funds on August 13, 2003 because the American Stock Exchange was closed due to the New York blackout on that day. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares Russell 3000 Index Fund

Period Covered: January 1, 2003 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	2	0.15%
Greater than 1.0% and Less than 1.5%	4	0.30
Greater than 0.5% and Less than 1.0%	4	0.30
Between 0.5% and –0.5%	1,302	98.79
Less than –0.5% and Greater than –1.0%	1	0.08
Less than –1.0% and Greater than –1.5%	4	0.30
Less than –1.5%	1	0.08

	1,318	100.00%

66	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Russell 3000 Growth Index Fund

Period Covered: January 1, 2003 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	1	0.08%
Greater than 1.0% and Less than 1.5%	4	0.30
Greater than 0.5% and Less than 1.0%	3	0.23
Between 0.5% and –0.5%	1,300	98.64
Less than –0.5% and Greater than –1.0%	4	0.30
Less than –1.0% and Greater than –1.5%	4	0.30
Less than –1.5%	2	0.15

	1,318	100.00%

iShares Russell 3000 Value Index Fund

Period Covered: January 1, 2003 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	1	0.08%
Greater than 1.0% and Less than 1.5%	2	0.15
Greater than 0.5% and Less than 1.0%	3	0.23
Between 0.5% and –0.5%	1,302	98.78
Less than –0.5% and Greater than –1.0%	3	0.23
Less than –1.0% and Greater than –1.5%	3	0.23
Less than –1.5% and Greater than –2.0%	2	0.15
Less than –2.0%	2	0.15

	1,318	100.00%

iShares Russell Microcap Index Fund

Period Covered: October 1, 2005 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	2	0.32%
Greater than 1.5% and Less than 2.0%	1	0.16
Greater than 1.0% and Less than 1.5%	3	0.48
Greater than 0.5% and Less than 1.0%	8	1.28
Between 0.5% and –0.5%	599	95.68
Less than –0.5% and Greater than –1.0%	8	1.28
Less than –1.0% and Greater than –1.5%	3	0.48
Less than –1.5%	2	0.32

	626	100.00%

SUPPLEMENTAL INFORMATION	67

Supplemental Information (Unaudited) (Continued)

iSHARES® TRUST

iShares Russell Midcap Index Fund

Period Covered: January 1, 2003 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	1	0.08%
Greater than 1.0% and Less than 1.5%	5	0.38
Greater than 0.5% and Less than 1.0%	8	0.61
Between 0.5% and –0.5%	1,295	98.25
Less than –0.5% and Greater than –1.0%	1	0.08
Less than –1.0% and Greater than –1.5%	4	0.30
Less than –1.5% and Greater than –2.0%	2	0.15
Less than –2.0%	2	0.15

	1,318	100.00%

iShares Russell Midcap Growth Index Fund

Period Covered: January 1, 2003 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	1	0.08%
Greater than 1.5% and Less than 2.0%	1	0.08
Greater than 1.0% and Less than 1.5%	6	0.46
Greater than 0.5% and Less than 1.0%	3	0.23
Between 0.5% and –0.5%	1,299	98.54
Less than –0.5% and Greater than –1.0%	2	0.15
Less than –1.0% and Greater than –1.5%	2	0.15
Less than –1.5% and Greater than –2.0%	3	0.23
Less than –2.0% and Greater than –2.5%	1	0.08

	1,318	100.00%

iShares Russell Midcap Value Index Fund

Period Covered: January 1, 2003 through March 31, 2008

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	1	0.08%
Greater than 1.5% and Less than 2.0%	3	0.23
Greater than 1.0% and Less than 1.5%	12	0.91
Greater than 0.5% and Less than 1.0%	5	0.38
Between 0.5% and –0.5%	1,287	97.63
Less than –0.5% and Greater than –1.0%	1	0.08
Less than –1.0% and Greater than –1.5%	3	0.23
Less than –1.5% and Greater than –2.0%	3	0.23
Less than –2.0%	3	0.23

	1,318	100.00%

68	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited)

iSHARES® TRUST

The Board of Trustees has responsibility for the overall management and operations of the Trust, including general supervision of the duties performed by BGFA and other service providers. Each Trustee serves until he or she resigns, is removed, dies, retires or becomes incapacitated. Each Officer serves until he or she resigns, is removed, dies, retires or becomes disqualified.

iShares Trust, iShares, Inc., Barclays Global Investors Funds (“BGIF”) and Master Investment Portfolio (“MIP”) are considered to be members of the same fund complex, as defined in Form N-1A under the 1940 Act. Each Trustee of iShares Trust also serves as a Director for iShares, Inc. and oversees 156 portfolios within the fund complex. In addition, Lee T. Kranefuss serves as a Trustee for BGIF and MIP and oversees an additional 24 portfolios within the fund complex.

Unless otherwise noted in the tables below, the address for each Trustee and Officer is c/o Barclays Global Investors, N.A., 400 Howard Street, San Francisco, California 94105. The Board has designated George G.C. Parker as its Lead Independent Trustee. Additional information about the Funds’ Trustees and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-474-2737.

Interested Trustees and Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
*Lee T. Kranefuss, 1961	Trustee and Chairman (since 2003).	Global Chief Executive Officer, iShares/Intermediary Groups of BGI (since 2008); Chief Executive Officer, iShares Intermediary Index and Market Group of BGI (2005-2008); Chief Executive Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (2003-2005); Director of BGFA (since 2005); Director, President and Chief Executive Officer of Barclays Global Investors International, Inc. (since 2005); Director and Chairman of Barclays Global Investors Services (since 2005).	Director of iShares, Inc. (since 2003); Trustee of BGlF and MIP (since 2001).

*John E. Martinez, 1962	Trustee (since 2003).	Co-Chief Executive Officer of Global Index and Markets Group of BGI (2001-2003); Chairman of Barclays Global Investors Services (2000-2003); Director, Barclays Global Investors UK Holdings, Inc. (2000-2003).	Director of iShares, Inc. (since 2003); Director of Real Estate Equity Exchange (since 2005); Chairman, Independent Review Committee, Canadian iShares Funds (since 2007).

*	Lee T. Kranefuss and John E. Martinez are deemed to be “interested persons” (as defined in the 1940 Act) of the Trust due to their affiliations with BGFA, the Funds’ investment adviser; BGI, the parent company of BGFA; and Barclays Global Investors Services, an affiliate of BGFA and BGI.

TRUSTEE AND OFFICER INFORMATION	69

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
George G.C. Parker, 1939	Trustee (since 2000); Lead Independent Trustee (since 2006).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University Graduate School of Business (since 1994).	Director of iShares, Inc. (since 2002); Director of Continental Airlines, Inc. (since 1996); Director of Community First Financial Group (since 1995); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of NETGEAR, Inc. (since 2007).

Cecilia H. Herbert, 1949	Trustee (since 2005).	Chair of Investment Committee Archdiocese of San Francisco (1994-2005); Director (since 1998) and President (since 2007) of the Board of Directors, Catholic Charities CYO; Trustee of Pacific Select Funds (2004-2005); Trustee of the Montgomery Funds (1992-2003); Trustee (since 2005) and Chair of the Finance and Investment Committees (since 2006) of the Thacher School.	Director of iShares, Inc. (since 2005).

Charles A. Hurty, 1943	Trustee (since 2005).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio) (since 2002); Director of CSFB Alternative Investments Fund (6 portfolios) (since 2005).

John E. Kerrigan, 1955	Trustee (since 2005).	Chief Investment Officer, Santa Clara University (since 2002); Managing Director, Merrill Lynch (1994-2002).	Director of iShares, Inc. (since 2005); Member of Advisory Council for Commonfund Distressed Debt Partners II (since 2004).

70	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Independent Trustees (Continued)

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Robert H. Silver, 1955	Trustee (since 2007).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Member, Non-Investor Advisory Board of Russia Partners II, LP (since 2006); President and Chief Operating Officer (2003-2005) and Director (1999-2005) of UBS Financial Services, Inc.; President and Chief Executive Officer of UBS Services USA, LLC (1999-2005); Managing Director, UBS America, Inc. (2000-2005); Director and Vice Chairman of the YMCA of Greater NYC (since 2001); Broadway Producer (since 2006).	Director of iShares, Inc. (since 2007); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (since 2006).

Officers

Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Michael A. Latham, 1965	President (since 2007).	Head of Americas iShares (since 2007); Chief Operating Officer of the Intermediary Investor and Exchange Traded Products Business of BGI (2003-2007); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (since 2005).	None.

Geoffrey D. Flynn, 1956	Treasurer and Chief Financial Officer (since 2007).	Chief Operating Officer, U.S. iShares, BGI (since 2008); Director, Mutual Fund Operations, BGI (2007-2008); President, Van Kampen Investors Services (2003-2007); Managing Director, Morgan Stanley (2002-2007); President, Morgan Stanley Trust, FSB (2002-2007).	None.

TRUSTEE AND OFFICER INFORMATION	71

Trustee and Officer Information (Unaudited) (Continued)

iSHARES® TRUST

Officers (Continued)
Name, Year of Birth	Position(s), Length of Service	Principal Occupation(s) During Past 5 Years	Other Directorships Held
Eilleen M. Clavere, 1952	Secretary (since 2007).	Head of Legal Administration of Intermediary Investors Business of BGI (since 2006); Legal Counsel and Vice President of Atlas Funds, Atlas Advisers, Inc. and Atlas Securities, Inc. (2005-2006); Counsel of Kirkpatrick & Lockhart LLP (2001-2005).	None.

Ira P. Shapiro, 1963	Vice President and Chief Legal Officer (since 2007).	Associate General Counsel, BGI (since 2004); First Vice President of Merrill Lynch Investment Managers (1993-2004).	None.

Amy Schioldager, 1962	Executive Vice President (since 2007).	Head of U.S. Indexing, BGI (since 2006); Head of Domestic Equity Portfolio Management, BGI (2001-2006).	None.

H. Michael Williams, 1960	Executive Vice President (since 2007).	Vice Chairman – Capital Markets, BGI (since 2008); Head of Global Index and Markets Group of BGI (2006-2008); Global Head of Securities Lending, BGI (2002-2006).	Trustee of BGIF and MIP (since 2007); Trustee, University of California, Berkeley Foundation; Executive Board, College of Letters and Science, University of California, Berkeley.

Patrick O’Connor, 1967	Vice President (since 2007).	Head of iShares Portfolio Management, BGI (since 2006); Senior Portfolio Manager, BGI (1999-2006).	None.

Lee Sterne, 1965	Vice President (since 2007).	Head of U.S. Fixed Income Index and iShares, BGI (since 2007); Senior Portfolio Manager, BGI (2004-2007); Portfolio Manager, BGI (2001-2004).	None.

Matt Tucker, 1972	Vice President (since 2007).	Head of U.S. Fixed Income Investment Solutions, BGI (since 2005); Fixed Income Investment Strategist, BGI (2003-2005); Fixed Income Portfolio Manager, BGI (1997-2003).	None.

72	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

The iShares® Family of Funds

The following is a list of iShares Funds being offered, along with their respective exchange trading symbols. Please call 1-800-iShares (1-800-474-2737) to obtain a prospectus for any iShares Fund. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

iShares S&P Domestic Index Funds

iShares S&P 1500 (ISI)

iShares S&P 100 (OEF)

iShares S&P 500 (IVV)

iShares S&P 500 Growth (IVW)

iShares S&P 500 Value (IVE)

iShares S&P MidCap 400 (IJH)

iShares S&P MidCap 400 Growth (IJK)

iShares S&P MidCap 400 Value (IJJ)

iShares S&P SmallCap 600 (IJR)

iShares S&P SmallCap 600 Growth (IJT)

iShares S&P SmallCap 600 Value (IJS)

iShares S&P North American Natural Resources Sector (IGE)

iShares S&P North American Technology-Multimedia Networking (IGN)

iShares S&P North American Technology- Semiconductors (IGW)

iShares S&P North American Technology-Software (IGV)

iShares S&P North American Technology Sector (IGM)

iShares Domestic Sector Index Funds

iShares Cohen & Steers Realty Majors (ICF)

iShares Dow Jones U.S. Basic Materials Sector (IYM)

iShares Dow Jones U.S. Consumer Services Sector (IYC)

iShares Dow Jones U.S. Consumer Goods Sector (IYK)

iShares Dow Jones U.S. Energy Sector (IYE)

iShares Dow Jones U.S. Financial Sector (IYF)

iShares Dow Jones U.S. Financial Services (IYG)

iShares Dow Jones U.S. Healthcare Sector (IYH)

iShares Dow Jones U.S. Industrial Sector (IYJ)

iShares Dow Jones U.S. Real Estate (IYR)

iShares Dow Jones U.S. Technology Sector (IYW)

iShares Dow Jones U.S. Telecommunications Sector (IYZ)

iShares Dow Jones Transportation Average (IYT)

iShares Dow Jones U.S. Utilities Sector (IDU)

iShares Dow Jones U.S. (IYY)

iShares Nasdaq Biotechnology (IBB)

iShares Domestic Subsector Index Funds

iShares Dow Jones U.S. Aerospace & Defense (ITA)

iShares Dow Jones U.S. Broker-Dealers (IAI)

iShares Dow Jones U.S. Healthcare Providers (IHF)

iShares Dow Jones U.S. Home Construction (ITB)

iShares Dow Jones U.S. Insurance (IAK)

iShares Dow Jones U.S. Medical Devices (IHI)

iShares Dow Jones U.S. Oil & Gas Exploration & Production (IEO)

iShares Dow Jones U.S. Oil Equipment & Services (IEZ)

iShares Dow Jones U.S. Pharmaceuticals (IHE)

iShares Dow Jones U.S. Regional Banks (IAT)

iShares FTSE NAREIT Industrial/Office (FIO)

iShares FTSE NAREIT Mortgage REITs (REM)

iShares FTSE NAREIT Real Estate 50 (FTY)

iShares FTSE NAREIT Residential (REZ)

iShares FTSE NAREIT Retail (RTL)

iShares Global Index Funds

iShares S&P Global 100 (IOO)

iShares S&P Global Consumer

  Discretionary Sector (RXI)

iShares S&P Global Consumer Staples Sector (KXI)

iShares S&P Global Energy Sector (IXC)

iShares S&P Global Financials Sector (IXG)

iShares S&P Global Healthcare Sector (IXJ)

iShares S&P Global Industrials Sector (EXI)

iShares S&P Global Infrastructure (IGF)

iShares S&P Global Materials Sector (MXI)

iShares S&P Global Technology Sector (IXN)

iShares S&P Global Telecommunications Sector (IXP)

iShares S&P Global Utilities Sector (JXI)

iShares Russell Index Funds

iShares Russell 3000 (IWV)

iShares Russell 3000 Growth (IWZ)

iShares Russell 3000 Value (IWW)

iShares Russell 1000 (IWB)

iShares Russell 1000 Growth (IWF)

iShares Russell 1000 Value (IWD)

iShares Russell Midcap (IWR)

iShares Russell Midcap Growth (IWP)

iShares Russell Midcap Value (IWS)

iShares Russell 2000 (IWM)

iShares Russell 2000 Growth (IWO)

iShares Russell 2000 Value (IWN)

iShares Russell Microcap (IWC)

iShares International Country Index Funds

iShares FTSE/Xinhua China 25 (FXI)

iShares MSCI Australia (EWA)

iShares MSCI Austria (EWO)

iShares MSCI Belgium (EWK)

iShares MSCI Brazil (EWZ)

iShares MSCI Canada (EWC)

iShares MSCI Chile (ECH)

iShares MSCI France (EWQ)

iShares MSCI Germany (EWG)

iShares MSCI Hong Kong (EWH)

iShares MSCI Israel Capped Investable Market (EIS)

iShares MSCI Italy (EWI)

iShares MSCI Japan (EWJ)

iShares MSCI Japan Small Cap (SCJ)

iShares MSCI Malaysia (EWM)

iShares MSCI Mexico (EWW)

iShares MSCI Netherlands (EWN)

iShares MSCI Singapore (EWS)

iShares MSCI South Africa (EZA)

iShares MSCI South Korea (EWY)

iShares MSCI Spain (EWP)

iShares MSCI Sweden (EWD)

iShares MSCI Switzerland (EWL)

iShares MSCI Taiwan (EWT)

iShares MSCI Thailand Investable Market (THD)

iShares MSCI Turkey Investable Market (TUR)

iShares MSCI United Kingdom (EWU)

iShares S&P/TOPIX 150 (ITF)

iShares Bond Funds

iShares Lehman Aggregate (AGG)

iShares Lehman Short Treasury (SHV)

iShares Lehman 1-3 Year Treasury (SHY)

iShares Lehman 3-7 Year Treasury (IEI)

iShares Lehman 7-10 Year Treasury (IEF)

iShares Lehman 10-20 Year Treasury (TLH)

iShares Lehman 20+ Year Treasury (TLT)

iShares Lehman TIPS (TIP)

iShares Lehman Credit (CFT)

iShares Lehman 1-3 Year Credit (CSJ)

iShares Lehman Intermediate Credit (CIU)

iShares iBoxx $ Investment Grade Corporate (LQD)

iShares iBoxx $ High Yield Corporate (HYG)

iShares Lehman Government/Credit (GBF)

iShares Lehman Intermediate Government/Credit (GVI)

iShares Lehman MBS (MBB)

iShares S&P National Municipal (MUB)

iShares S&P California Municipal (CMF)

iShares S&P New York Municipal (NYF)

iShares JPMorgan USD Emerging Markets (EMB)

iShares Specialty Index Funds

iShares KLD 400 Social (DSI)

iShares KLD Select SocialSM (KLD)

iShares Dow Jones Select Dividend (DVY)

iShares Dow Jones EPAC Select Dividend (IDV)

iShares S&P U.S. Preferred Stock (PFF)

iShares International Index Funds

iShares FTSE Developed Small Cap

    ex-North America (IFSM)

iShares FTSE EPRA/NAREIT Global Real Estate ex-U.S. (IFGL)

iShares FTSE EPRA/NAREIT North America (IFNA)

iShares FTSE EPRA/NAREIT Europe (IFEU)

iShares FTSE EPRA/NAREIT Asia (IFAS)

iShares MSCI ACWI (ACWI)

iShares MSCI ACWI ex US (ACWX)

iShares MSCI BRIC (BKF)

iShares MSCI EAFE (EFA)

iShares MSCI EAFE Growth (EFG)

iShares MSCI EAFE Value (EFV)

iShares MSCI EAFE Small Cap (SCZ)

iShares MSCI Emerging Markets (EEM)

iShares MSCI EMU (EZU)

iShares MSCI Kokusai (TOK)

iShares MSCI Pacific ex-Japan (EPP)

iShares S&P Asia 50 (AIA)

iShares S&P Europe 350 (IEV)

iShares S&P Latin America 40 (ILF)

iShares S&P World ex-U.S. Property (WPS)

iSHARES FAMILY OF FUNDS	73

The iShares® Family of Funds (Continued)

iShares Morningstar Index Funds

iShares Morningstar Large Core (JKD)

iShares Morningstar Large Growth (JKE)

iShares Morningstar Large Value (JKF)

iShares Morningstar Mid Core (JKG)

iShares Morningstar Mid Growth (JKH)

iShares Morningstar Mid Value (JKI)

iShares Morningstar Small Core (JKJ)

iShares Morningstar Small Growth (JKK)

iShares Morningstar Small Value (JKL)

iShares NYSE Index Funds

iShares NYSE Composite (NYC)

iShares NYSE 100 (NY)

iShares® is a registered trademark of Barclays Global Investors, N.A. The iShares Funds are not sponsored, endorsed or issued by Lehman Brothers, nor are they sponsored, endorsed, issued, sold or promoted by Cohen & Steers Capital Management, Inc., Dow Jones & Company, Inc., European Public Real Estate Association (“EPRA®”), FTSE International Limited (“FTSE”), FTSE/Xinhua Index Limited (“FXI”), iBoxx®, J.P. Morgan Securities Inc., KLD Research & Analytics, Inc., MSCI Inc., Morningstar Inc., The NASDAQ Stock Market, Inc., National Association of Real Estate Investment Trusts (“NAREIT”), New York Stock Exchange, Inc., Frank Russell Company, or Standard & Poor’s. None of these companies make any representation regarding the advisability of investing in the iShares Funds. Neither SEI nor BGI, nor any of their affiliates, are affiliated with the companies listed above. FXI does not make any warranty regarding the FTSE/Xinhua Index. All rights in the FTSE/Xinhua Index vest in FXI. Neither FTSE nor NAREIT makes any warranty regarding the FTSE NAREIT Real Estate 50 Index, FTSE NAREIT Residential Index, FTSE NAREIT Retail Index, FTSE NAREIT Mortgage REITs Index or FTSE NAREIT Industrial/Office Index; all rights vest in NAREIT. Neither FTSE nor NAREIT makes any warranty regarding the FTSE EPRA/NAREIT Global Real Estate ex-US/North America/Europe/Asia Index; all rights vest in FTSE, NAREIT, and EPRA. All rights in the FTSE Developed Small Cap ex-North America Index vest in FTSE. “FTSE” is a trade- and servicemark of London Stock Exchange and The Financial Times Limited; “Xinhua” is a trade- and servicemark of Xinhua Financial Network Limited. “NAREIT®” is a trademark of NAREIT; “EPRA®” is a trademark of EPRA.

An investment in the Fund(s) is not a deposit of a bank and it is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

This advertising section does not constitute part of the 2008 Annual Report.

6712-iS-0408

74	2008 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Item 2.	Code of Ethics.

iShares Trust (the “Registrant”) has adopted a code of ethics that applies to persons appointed by the Registrant’s Board of Trustees as the President and/or Chief Financial Officer, and any persons performing similar functions. For the fiscal year ended March 31, 2008, there were no amendments to any provision of this code of ethics, nor were there any waivers granted from any provision of this code of ethics. A copy of this code of ethics is filed with this Form N-CSR under Item 12(a)(1).

Item 3.	Audit Committee Financial Expert.

The Registrant’s Board of Trustees has determined that the Registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the Registrant’s audit committee are Charles A. Hurty, John E. Kerrigan, George G.C. Parker and Robert H. Silver, all of whom are independent, as that term is defined under Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

The principal accountant fees disclosed in Items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the forty-three series of the Registrant for which the fiscal year-end is March 31, 2008 (the “Funds”) and whose annual financial statements are reported in Item 1.

(a)	Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years, were $600,767 for the fiscal year ended March 31, 2007 and $641,533 for the fiscal year ended March 31, 2008.

(b)	Audit-Related Fees – There were no fees billed for the fiscal years ended March 31, 2007 and March 31, 2008 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds’ financial statements and are not reported under (a) of this Item.

(c)	Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the review of the Funds’ tax returns and excise tax calculations, were $254,335 for the fiscal year ended March 31, 2007 and $165,290 for the fiscal year ended March 31, 2008.

(d)	All Other Fees – There were no other fees billed for the fiscal years ended March 31, 2007 and March 31, 2008 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)	(1) The Registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the Registrant or to any entity controlling, controlled by or under common control with the Registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(2) There were no services described in (b) through (d) above (including services required by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	None of the hours expended on the principal accountant’s engagement to audit the Funds’ financial statements for the fiscal year ended March 31, 2008 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the Funds, to the Registrant’s investment adviser and to any Adviser Affiliate that provides ongoing services to the Registrant for the last two fiscal years, were $2,995,875 for the fiscal year ended March 31, 2007 and $2,875,093 for the fiscal year ended March 31, 2008.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any Adviser Affiliate that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, are compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services do not compromise the principal accountant’s independence.

Item 5.	Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are George G.C. Parker, Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan and Robert H. Silver.

ITEM 6.	Schedule of Investments.

Schedule of Investments

iSHARES® S&P 100 INDEX FUND

March 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.75%

AEROSPACE & DEFENSE – 2.71%
Boeing Co. (The)	435,067	$32,355,933
General Dynamics Corp.	228,826	19,077,224
Raytheon Co.	242,634	15,676,583
United Technologies Corp.	558,286	38,421,243

		105,530,983
AGRICULTURE – 2.24%
Altria Group Inc.	1,199,200	26,622,240
Philip Morris International Inc.	1,200,478	60,720,177

		87,342,417
AUTO MANUFACTURERS – 0.34%
Ford Motor Co.(a)(b)	1,253,767	7,171,547
General Motors Corp.	321,380	6,122,289

		13,293,836
BANKS – 6.36%
Bank of America Corp.	2,526,837	95,792,391
Bank of New York Mellon Corp. (The)	649,245	27,092,994
Regions Financial Corp.	394,598	7,793,310
U.S. Bancorp	983,879	31,838,324
Wachovia Corp.	1,127,369	30,438,963
Wells Fargo & Co.	1,875,278	54,570,590

		247,526,572
BEVERAGES – 3.96%
Anheuser-Busch Companies Inc.	406,860	19,305,507
Coca-Cola Co. (The)	1,136,884	69,202,129
PepsiCo Inc.	911,134	65,783,875

		154,291,511
BIOTECHNOLOGY – 0.66%
Amgen Inc.(a)	618,669	25,847,991

		25,847,991
CHEMICALS – 1.12%
Dow Chemical Co. (The)	534,549	19,698,131
E.I. du Pont de Nemours and Co.	511,550	23,920,078

		43,618,209
COMPUTERS – 6.91%
Apple Inc.(a)	499,900	71,735,650
Dell Inc.(a)	1,274,705	25,392,124
EMC Corp.(a)	1,195,285	17,140,387
Hewlett-Packard Co.	1,402,289	64,028,516
International Business Machines Corp.	787,455	90,667,569

		268,964,246

COSMETICS & PERSONAL CARE – 3.98%
Avon Products Inc.	242,524	9,589,399
Colgate-Palmolive Co.	289,989	22,593,043
Procter & Gamble Co. (The)	1,750,520	122,658,936

		154,841,378
DIVERSIFIED FINANCIAL SERVICES – 7.56%
American Express Co.	657,604	28,750,447
Capital One Financial Corp.	211,952	10,432,277
Citigroup Inc.	2,961,459	63,434,452
Goldman Sachs Group Inc. (The)	224,766	37,174,049
JPMorgan Chase & Co.	1,932,006	82,979,658
Lehman Brothers Holdings Inc.	301,488	11,348,008
Merrill Lynch & Co. Inc.	552,635	22,514,350
Morgan Stanley	628,303	28,713,447
NYSE Euronext Inc.	150,569	9,291,613

		294,638,301
ELECTRIC – 1.89%
AES Corp. (The)(a)	380,126	6,336,700
American Electric Power Co. Inc.	227,511	9,471,283
Entergy Corp.	108,842	11,872,485
Exelon Corp.	376,100	30,565,647
Southern Co. (The)	435,225	15,498,362

		73,744,477
FOOD – 1.16%
Campbell Soup Co.	125,092	4,246,873
H.J. Heinz Co.	179,097	8,412,186
Kraft Foods Inc.	872,185	27,046,457
Sara Lee Corp.	404,700	5,657,706

		45,363,222
FOREST PRODUCTS & PAPER – 0.37%
International Paper Co.	243,123	6,612,946
Weyerhaeuser Co.	119,072	7,744,443

		14,357,389
HEALTH CARE - PRODUCTS – 4.33%
Baxter International Inc.	360,899	20,867,180
Covidien Ltd.	283,952	12,564,876
Johnson & Johnson	1,611,222	104,519,971
Medtronic Inc.	638,799	30,898,708

		168,850,735
HEALTH CARE - SERVICES – 0.63%
UnitedHealth Group Inc.	711,794	24,457,242

		24,457,242
INSURANCE – 2.50%
Allstate Corp. (The)	318,931	15,327,824
American International Group Inc.	1,434,769	62,053,759
CIGNA Corp.	159,465	6,469,495
Hartford Financial Services Group Inc. (The)	178,754	13,544,191

		97,395,269
INTERNET – 1.49%
Google Inc. Class A(a)	131,915	58,104,600

		58,104,600
MACHINERY – 0.84%
Caterpillar Inc.	354,937	27,788,018
Rockwell Automation Inc.	84,278	4,839,243

		32,627,261

MANUFACTURING – 7.14%
General Electric Co.	5,680,039	210,218,243
Honeywell International Inc.	423,422	23,889,469
3M Co.	402,517	31,859,221
Tyco International Ltd.	276,102	12,162,293

		278,129,226
MEDIA – 2.88%
CBS Corp. Class B	386,819	8,540,964
Clear Channel Communications Inc.	283,499	8,283,841
Comcast Corp. Class A	1,712,712	33,123,850
Time Warner Inc.	2,034,237	28,520,003
Walt Disney Co. (The)	1,071,103	33,611,212

		112,079,870
MINING – 0.43%
Alcoa Inc.	463,408	16,710,492

		16,710,492
OFFICE & BUSINESS EQUIPMENT – 0.20%
Xerox Corp.	521,360	7,804,759

		7,804,759
OIL & GAS – 10.94%
Chevron Corp.	1,181,272	100,833,378
ConocoPhillips	888,216	67,690,941
Exxon Mobil Corp.	3,043,193	257,393,264

		425,917,583
OIL & GAS SERVICES – 2.34%
Baker Hughes Inc.	176,153	12,066,480
Halliburton Co.	500,747	19,694,379
Schlumberger Ltd.	681,265	59,270,055

		91,030,914
PHARMACEUTICALS – 5.13%
Abbott Laboratories	879,240	48,490,086
Bristol-Myers Squibb Co.	1,125,879	23,981,223
Merck & Co. Inc.	1,231,658	46,741,421
Pfizer Inc.	3,845,784	80,492,259

		199,704,989
PIPELINES – 0.45%
El Paso Corp.	399,358	6,645,317
Williams Companies Inc. (The)	332,441	10,963,904

		17,609,221
RETAIL – 4.90%
CVS Caremark Corp.	814,466	32,994,018
Home Depot Inc.	959,919	26,848,934
McDonald’s Corp.	655,077	36,533,644
Target Corp.	465,666	23,599,953
Wal-Mart Stores Inc.	1,344,009	70,802,394

		190,778,943
SEMICONDUCTORS – 2.34%
Intel Corp.	3,292,285	69,730,596
Texas Instruments Inc.	754,497	21,329,630

		91,060,226
SOFTWARE – 4.45%
Microsoft Corp.	4,552,836	129,209,486
Oracle Corp.(a)	2,249,744	44,004,993

		173,214,479

TELECOMMUNICATIONS – 7.28%
AT&T Inc.	3,433,215	131,492,134
Cisco Systems Inc.(a)	3,390,730	81,682,686
Sprint Nextel Corp.	1,621,173	10,845,647
Verizon Communications Inc.	1,633,038	59,524,235

		283,544,702
TRANSPORTATION – 2.22%
Burlington Northern Santa Fe Corp.	168,434	15,532,983
FedEx Corp.	176,106	16,319,743
Norfolk Southern Corp.	213,827	11,615,083
United Parcel Service Inc. Class B	588,379	42,963,435

		86,431,244

TOTAL COMMON STOCKS
(Cost: $4,518,094,999)		3,884,812,287

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.26%

MONEY MARKET FUNDS – 0.26%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.18%(c)(d)	4,475,109	4,475,109
BGI Cash Premier Fund LLC
3.22%(c)(d)(e)	5,750,000	5,750,000

		10,225,109

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,225,109)		10,225,109

TOTAL INVESTMENTS IN SECURITIES – 100.01%
(Cost: $4,528,320,108)		3,895,037,396
Other Assets, Less Liabilities – (0.01)%		(403,235)

NET ASSETS – 100.00%		$3,894,634,161

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments

iSHARES® S&P MIDCAP 400 INDEX FUND

March 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.99%

ADVERTISING – 0.49%
Getty Images Inc.(a)	204,022	$6,528,704
Harte-Hanks Inc.	194,171	2,654,318
Lamar Advertising Co.(a)(b)	336,809	12,101,547

		21,284,569
AEROSPACE & DEFENSE – 0.89%
Alliant Techsystems Inc.(a)(b)	140,385	14,534,059
BE Aerospace Inc.(a)	398,380	13,923,381
DRS Technologies Inc.	176,924	10,311,131

		38,768,571
AGRICULTURE – 0.17%
Universal Corp.	116,302	7,621,270

		7,621,270
AIRLINES – 0.24%
AirTran Holdings Inc.(a)	395,034	2,607,224
Alaska Air Group Inc.(a)	162,308	3,184,483
JetBlue Airways Corp.(a)(b)	777,291	4,508,288

		10,299,995
APPAREL – 0.94%
Guess? Inc.	233,916	9,466,581
Hanesbrands Inc.(a)	407,372	11,895,262
Phillips-Van Heusen Corp.	241,631	9,162,648
Timberland Co. Class A(a)	208,307	2,860,055
Warnaco Group Inc. (The)(a)	193,094	7,615,627

		41,000,173
AUTO MANUFACTURERS – 0.26%
Oshkosh Corp.	317,465	11,517,630

		11,517,630
AUTO PARTS & EQUIPMENT – 0.82%
ArvinMeritor Inc.	311,507	3,896,953
BorgWarner Inc.	498,181	21,436,728
Lear Corp.(a)	330,300	8,558,073
Modine Manufacturing Co.	140,831	2,040,641

		35,932,395
BANKS – 2.73%
Associated Banc-Corp	544,984	14,512,924
Bank of Hawaii Corp.	206,169	10,217,736
Cathay General Bancorp	211,194	4,378,052
City National Corp.	172,912	8,552,228
Colonial BancGroup Inc. (The)	675,907	6,508,984
Cullen/Frost Bankers Inc.	251,046	13,315,480
First Community Bancorp	104,475	2,805,154
FirstMerit Corp.	344,188	7,110,924

SVB Financial Group(a)(b)	138,445	6,041,740
Synovus Financial Corp.	1,412,664	15,624,064
TCF Financial Corp.	464,541	8,324,575
Webster Financial Corp.	224,449	6,255,394
Westamerica Bancorporation(b)	123,352	6,488,315
Wilmington Trust Corp.	289,595	9,006,404

		119,141,974
BEVERAGES – 0.36%
Hansen Natural Corp.(a)(b)	259,398	9,156,749
PepsiAmericas Inc.	253,172	6,463,481

		15,620,230
BIOTECHNOLOGY – 1.82%
Affymetrix Inc.(a)(b)	296,559	5,163,092
Charles River Laboratories International Inc.(a)	291,801	17,198,751
Invitrogen Corp.(a)(b)	197,825	16,908,103
Millennium Pharmaceuticals Inc.(a)	1,390,362	21,494,997
PDL BioPharma Inc.(a)(b)	500,869	5,304,203
Vertex Pharmaceuticals Inc.(a)(b)	568,779	13,588,130

		79,657,276
BUILDING MATERIALS – 0.43%
Martin Marietta Materials Inc.(b)	176,569	18,746,331

		18,746,331
CHEMICALS – 3.71%
Airgas Inc.	353,049	16,053,138
Albemarle Corp.	324,746	11,859,724
Cabot Corp.	278,294	7,792,232
CF Industries Holdings Inc.	207,066	21,456,179
Chemtura Corp.	1,034,912	7,596,254
Cytec Industries Inc.	179,404	9,660,905
Ferro Corp.	186,291	2,768,284
FMC Corp.	321,560	17,843,364
Lubrizol Corp.	292,816	16,254,216
Minerals Technologies Inc.	81,697	5,130,572
Olin Corp.	319,145	6,306,305
RPM International Inc.	520,886	10,907,353
Sensient Technologies Corp.	204,527	6,031,501
Terra Industries Inc.(a)	388,505	13,803,583
Valspar Corp. (The)	429,383	8,518,959

		161,982,569
COAL – 0.61%
Arch Coal Inc.	616,114	26,800,959

		26,800,959
COMMERCIAL SERVICES – 4.66%
Alliance Data Systems Corp.(a)	338,707	16,091,970
Avis Budget Group Inc.(a)	444,041	4,715,715
Career Education Corp.(a)(b)	386,832	4,920,503
ChoicePoint Inc.(a)	290,455	13,825,658
Corinthian Colleges Inc.(a)(b)	364,914	2,638,328
Corporate Executive Board Co. (The)(b)	148,657	6,017,635
Corrections Corp. of America(a)	534,830	14,718,522
Deluxe Corp.	219,837	4,223,069
DeVry Inc.	256,392	10,727,441
Gartner Inc.(a)	278,205	5,380,485
ITT Educational Services Inc.(a)(b)	125,559	5,766,925

Kelly Services Inc. Class A	95,419	1,961,815
Korn/Ferry International(a)	198,526	3,355,089
Manpower Inc.	341,076	19,188,936

MPS Group Inc.(a)	408,184	4,824,735
Navigant Consulting Inc.(a)	196,062	3,721,257
Pharmaceutical Product Development Inc.	449,495	18,833,840
Quanta Services Inc.(a)(b)	732,194	16,964,935
Rent-A-Center Inc.(a)	285,510	5,239,108
Rollins Inc.	181,903	3,217,864
Service Corp. International	1,120,668	11,363,574
Sotheby’s Holdings Inc. Class A	288,594	8,343,253
Strayer Education Inc.	61,709	9,410,622
United Rentals Inc.(a)	324,871	6,120,570
Valassis Communications Inc.(a)(b)	205,549	2,230,207

		203,802,056
COMPUTERS – 2.64%
Cadence Design Systems Inc.(a)	1,189,900	12,708,132
Diebold Inc.	281,642	10,575,657
DST Systems Inc.(a)(b)	216,132	14,208,518
Imation Corp.	134,120	3,049,889
Jack Henry & Associates Inc.	328,575	8,105,945
Mentor Graphics Corp.(a)	384,174	3,392,256
NCR Corp.(a)	747,739	17,070,881
Palm Inc.(b)	457,235	2,286,175
SRA International Inc. Class A(a)	183,704	4,465,844
Synopsys Inc.(a)	607,299	13,791,760
Western Digital Corp.(a)	950,147	25,691,975

		115,347,032
COSMETICS & PERSONAL CARE – 0.23%
Alberto-Culver Co.	363,124	9,953,229

		9,953,229
DISTRIBUTION & WHOLESALE – 0.97%
Fastenal Co.(b)	536,113	24,623,670
Ingram Micro Inc. Class A(a)	635,202	10,055,248
Tech Data Corp.(a)	232,154	7,614,651

		42,293,569
DIVERSIFIED FINANCIAL SERVICES – 1.16%
AmeriCredit Corp.(a)(b)	490,149	4,935,800
Eaton Vance Corp.	494,996	15,102,328
IndyMac Bancorp Inc.(b)	347,749	1,724,835
Jefferies Group Inc.	479,142	7,728,560
Raymond James Financial Inc.	410,747	9,438,966
Waddell & Reed Financial Inc. Class A	368,796	11,849,415

		50,779,904
ELECTRIC – 5.11%
Alliant Energy Corp.	486,326	17,026,273
Aquila Inc.(a)	1,613,114	5,178,096
Black Hills Corp.	161,935	5,794,034
DPL Inc.	486,249	12,467,424
Energy East Corp.	677,555	16,342,627
Great Plains Energy Inc.	369,085	9,097,945
Hawaiian Electric Industries Inc.	357,502	8,533,573
IDACORP Inc.	192,795	6,190,647
MDU Resources Group Inc.	780,947	19,172,249
Northeast Utilities	664,082	16,296,572
NSTAR	457,165	13,911,531
OGE Energy Corp.	392,988	12,249,436

PNM Resources Inc.	329,533	4,109,277
Puget Energy Inc.	554,594	14,347,347
SCANA Corp.	499,336	18,265,711
Sierra Pacific Resources Corp.	1,000,393	12,634,964

Westar Energy Inc.	418,101	9,520,160
Wisconsin Energy Corp.	500,478	22,016,027

		223,153,893
ELECTRICAL COMPONENTS & EQUIPMENT – 1.21%
AMETEK Inc.	458,576	20,136,072
Energizer Holdings Inc.(a)	245,947	22,253,285
Hubbell Inc. Class B	243,660	10,645,505

		53,034,862
ELECTRONICS – 2.47%
Amphenol Corp. Class A	757,820	28,228,795
Arrow Electronics Inc.(a)	526,307	17,710,231
Avnet Inc.(a)	643,547	21,063,293
Gentex Corp.	616,523	10,573,369
KEMET Corp.(a)	360,117	1,454,873
National Instruments Corp.	245,728	6,423,330
Thomas & Betts Corp.(a)(b)	218,753	7,956,047
Varian Inc.(a)	129,514	7,501,451
Vishay Intertechnology Inc.(a)	796,990	7,220,729

		108,132,118
ENGINEERING & CONSTRUCTION – 0.88%
Dycom Industries Inc.(a)	174,615	2,097,126
Granite Construction Inc.	139,970	4,578,419
KBR Inc.	726,477	20,145,207
URS Corp.(a)	356,962	11,669,088

		38,489,840
ENTERTAINMENT – 0.33%
International Speedway Corp. Class A	130,350	5,370,420
Macrovision Corp.(a)	231,267	3,122,104
Scientific Games Corp. Class A(a)(b)	279,735	5,905,206

		14,397,730
ENVIRONMENTAL CONTROL – 1.01%
Mine Safety Appliances Co.	125,392	5,164,896
Republic Services Inc.	675,572	19,753,725
Stericycle Inc.(a)	374,441	19,283,712

		44,202,333
FOOD – 1.33%
Corn Products International Inc.	316,187	11,743,185
Hormel Foods Corp.	307,683	12,818,074
J.M. Smucker Co. (The)	237,935	12,041,890
Ruddick Corp.	159,108	5,864,721
Smithfield Foods Inc.(a)	500,476	12,892,262
Tootsie Roll Industries Inc.	116,730	2,941,596

		58,301,728
FOREST PRODUCTS & PAPER – 0.72%
Louisiana-Pacific Corp.	441,959	4,057,184
Potlatch Corp.	167,627	6,917,966
Rayonier Inc.	335,563	14,576,857
Temple-Inland Inc.	454,676	5,783,479

		31,335,486
GAS – 1.05%
AGL Resources Inc.	326,998	11,222,571
Energen Corp.	306,804	19,113,889
Vectren Corp.	326,686	8,764,985
WGL Holdings Inc.	211,588	6,783,511

		45,884,956

HAND & MACHINE TOOLS – 0.49%
Kennametal Inc.	329,875	9,708,221
Lincoln Electric Holdings Inc.	183,971	11,864,290

		21,572,511
HEALTH CARE - PRODUCTS – 5.29%
Advanced Medical Optics Inc.(a)(b)	259,600	5,269,880
Beckman Coulter Inc.	268,376	17,323,671
DENTSPLY International Inc.	646,033	24,936,874
Edwards Lifesciences Corp.(a)	242,657	10,810,369
Gen-Probe Inc.(a)	230,865	11,127,693
Henry Schein Inc.(a)(b)	383,614	22,019,444
Hillenbrand Industries Inc.	266,221	12,725,364
Hologic Inc.(a)(b)	546,833	30,403,915
Intuitive Surgical Inc.(a)	165,331	53,625,110
Kinetic Concepts Inc.(a)	231,473	10,700,997
ResMed Inc.(a)(b)	332,501	14,024,892
Steris Corp.	265,512	7,123,687
TECHNE Corp.(a)	167,043	11,252,016

		231,343,912
HEALTH CARE - SERVICES – 2.41%
Apria Healthcare Group Inc.(a)	187,721	3,707,490
Community Health Systems Inc.(a)(b)	413,251	13,872,836
Covance Inc.(a)	274,499	22,775,182
Health Management Associates Inc. Class A(a)	1,040,143	5,502,356
Health Net Inc.(a)	472,123	14,541,388
Kindred Healthcare Inc.(a)	128,006	2,799,491
LifePoint Hospitals Inc.(a)(b)	242,772	6,668,947
Lincare Holdings Inc.(a)(b)	313,100	8,801,241
Psychiatric Solutions Inc.(a)(b)	235,717	7,995,521
Universal Health Services Inc. Class B	221,387	11,886,268
WellCare Health Plans Inc.(a)	178,737	6,961,806

		105,512,526
HOME BUILDERS – 1.03%
Hovnanian Enterprises Inc. Class A(a)(b)	157,426	1,668,716
M.D.C. Holdings Inc.	149,707	6,555,670
NVR Inc.(a)(b)	22,500	13,443,750
Ryland Group Inc.	180,663	5,942,006
Thor Industries Inc.(b)	147,054	4,377,798
Toll Brothers Inc.(a)(b)	549,209	12,895,427

		44,883,367
HOME FURNISHINGS – 0.06%
Furniture Brands International Inc.(b)	207,538	2,428,195

		2,428,195
HOUSEHOLD PRODUCTS & WARES – 0.87%
American Greetings Corp. Class A	223,317	4,142,530
Blyth Inc.	103,504	2,041,099
Church & Dwight Co. Inc.	284,076	15,408,282
Scotts Miracle-Gro Co. (The) Class A(b)	189,764	6,152,149
Tupperware Brands Corp.	263,789	10,203,359

		37,947,419

INSURANCE – 4.17%
American Financial Group Inc.	306,132	7,824,734
Arthur J. Gallagher & Co.	393,742	9,300,186
Brown & Brown Inc.	488,070	8,482,657
Commerce Group Inc.	185,571	6,691,690
Everest Re Group Ltd.	269,068	24,089,658

Fidelity National Financial Inc.	912,347	16,723,321
First American Corp.	393,802	13,365,640
Hanover Insurance Group Inc. (The)	222,050	9,135,137
HCC Insurance Holdings Inc.	493,121	11,188,916
Horace Mann Educators Corp.	173,898	3,039,737
Mercury General Corp.	152,027	6,736,316
Old Republic International Corp.	985,641	12,724,625
PMI Group Inc. (The)(b)	347,473	2,022,293
Protective Life Corp.	300,357	12,182,480
Radian Group Inc.(b)	344,778	2,265,191
StanCorp Financial Group Inc.	209,654	10,002,592
Unitrin Inc.	221,582	7,830,708
W.R. Berkley Corp.	666,356	18,451,398

		182,057,279
INTERNET – 1.19%
Avocent Corp.(a)	194,921	3,294,165
Digital River Inc.(a)(b)	173,603	5,376,485
F5 Networks Inc.(a)	363,785	6,609,973
McAfee Inc.(a)	694,642	22,985,704
NetFlix Inc.(a)(b)	191,109	6,621,927
ValueClick Inc.(a)	419,782	7,241,240

		52,129,494
INVESTMENT COMPANIES – 0.19%
Apollo Investment Corp.	510,689	8,084,207

		8,084,207
IRON & STEEL – 1.78%
Carpenter Technology Corp.	210,585	11,786,442
Cleveland-Cliffs Inc.	193,316	23,163,123
Reliance Steel & Aluminum Co.	269,931	16,158,070
Steel Dynamics Inc.	806,448	26,645,042

		77,752,677
LEISURE TIME – 0.20%
Callaway Golf Co.	284,556	4,177,282
Life Time Fitness Inc.(a)(b)	144,392	4,506,474

		8,683,756
LODGING – 0.11%
Boyd Gaming Corp.	241,084	4,821,680

		4,821,680
MACHINERY – 2.85%
AGCO Corp.(a)(b)	392,096	23,478,708
Flowserve Corp.	245,342	25,608,798
Graco Inc.	261,502	9,482,063
IDEX Corp.	349,000	10,710,810
Joy Global Inc.	461,958	30,101,183
Nordson Corp.	143,812	7,744,276
Wabtec Corp.	208,386	7,847,817
Zebra Technologies Corp. Class A(a)	284,059	9,464,846

		124,438,501
MANUFACTURING – 3.78%
AptarGroup Inc.	292,440	11,384,689
Brink’s Co. (The)	205,693	13,818,456
Carlisle Companies Inc.	257,124	8,598,227
Crane Co.	219,693	8,864,613
Donaldson Co. Inc.	301,521	12,145,266
Federal Signal Corp.	204,032	2,848,287
Harsco Corp.	361,624	20,026,737

Lancaster Colony Corp.	90,053	3,598,518
Matthews International Corp. Class A	132,958	6,415,224
Pentair Inc.	425,184	13,563,370
Roper Industries Inc.	382,234	22,719,989
SPX Corp.	228,206	23,938,809
Teleflex Inc.	167,364	7,984,936
Trinity Industries Inc.	348,425	9,285,526

		165,192,647
MEDIA – 0.44%
Belo Corp. Class A	377,346	3,988,547
Entercom Communications Corp.	112,437	1,116,499
John Wiley & Sons Inc. Class A	192,647	7,648,086
Lee Enterprises Inc.(b)	171,905	1,720,769
Media General Inc. Class A	97,694	1,369,670
Scholastic Corp.(a)	112,338	3,400,471

		19,244,042
METAL FABRICATE & HARDWARE – 0.73%
Commercial Metals Co.	498,995	14,954,880
Timken Co. (The)	410,083	12,187,667
Worthington Industries Inc.	282,589	4,767,276

		31,909,823
OFFICE FURNISHINGS – 0.25%
Herman Miller Inc.	242,762	5,964,662
HNI Corp.(b)	190,311	5,117,463

		11,082,125
OIL & GAS – 6.98%
Bill Barrett Corp.(a)(b)	143,591	6,784,675
Cimarex Energy Co.	354,304	19,394,601
Denbury Resources Inc.(a)	1,049,398	29,960,313
Encore Acquisition Co.(a)(b)	228,436	9,201,402
Forest Oil Corp.(a)	378,392	18,526,072
Frontier Oil Corp.	443,104	12,079,015
Helmerich & Payne Inc.	443,679	20,795,235
Newfield Exploration Co.(a)	562,787	29,743,293
Patterson-UTI Energy Inc.	659,252	17,259,217
Pioneer Natural Resources Co.	510,985	25,099,583
Plains Exploration & Production Co.(a)(b)	482,779	25,654,876
Pride International Inc.(a)	715,345	25,001,308
Quicksilver Resources Inc.(a)	439,857	16,067,976
Southwestern Energy Co.(a)	1,463,442	49,303,361

		304,870,927
OIL & GAS SERVICES – 2.35%
Exterran Holdings Inc.(a)	279,516	18,039,963
FMC Technologies Inc.(a)(b)	556,185	31,641,365
Grant Prideco Inc.(a)	535,231	26,344,070
Superior Energy Services Inc.(a)	345,500	13,688,710
Tidewater Inc.	234,840	12,942,032

		102,656,140
PACKAGING & CONTAINERS – 0.48%
Packaging Corp. of America	393,152	8,779,084
Sonoco Products Co.	425,499	12,182,036

		20,961,120
PHARMACEUTICALS – 2.13%
Cephalon Inc.(a)(b)	289,594	18,649,854
Endo Pharmaceuticals Holdings Inc.(a)	574,174	13,745,726
Medicis Pharmaceutical Corp. Class A	241,847	4,761,967

NBTY Inc.(a)	240,526	7,203,754
Omnicare Inc.	520,803	9,457,782
Par Pharmaceutical Companies Inc.(a)(b)	147,790	2,570,068
Perrigo Co.	332,339	12,539,150
Sepracor Inc.(a)	479,192	9,353,828
Valeant Pharmaceuticals International(a)(b)	390,058	5,004,444
VCA Antech Inc.(a)	362,311	9,909,206

		93,195,779
PIPELINES – 1.55%
Equitable Resources Inc.	522,801	30,792,979
National Fuel Gas Co.	357,502	16,877,669
ONEOK Inc.	445,386	19,877,577

		67,548,225
REAL ESTATE – 0.24%
Jones Lang LaSalle Inc.	136,023	10,520,019

		10,520,019
REAL ESTATE INVESTMENT TRUSTS – 5.72%
Alexandria Real Estate Equities Inc.(b)	137,049	12,707,183
AMB Property Corp.	419,001	22,802,034
BRE Properties Inc. Class A	218,061	9,934,859
Camden Property Trust	225,551	11,322,660
Cousins Properties Inc.(b)	157,961	3,903,216
Duke Realty Corp.	626,211	14,283,873
Equity One Inc.	157,860	3,783,904
Federal Realty Investment Trust(b)	251,471	19,602,164
Health Care REIT Inc.	379,899	17,144,842
Highwoods Properties Inc.	244,494	7,596,429
Hospitality Properties Trust	401,886	13,672,162
Liberty Property Trust	393,753	12,249,656
Macerich Co. (The)	309,602	21,755,733
Mack-Cali Realty Corp.	280,910	10,031,296
Nationwide Health Properties Inc.	407,661	13,758,559
Realty Income Corp.(b)	433,246	11,099,763
Regency Centers Corp.	297,846	19,288,507
UDR Inc.	570,762	13,995,084
Weingarten Realty Investors	318,989	10,985,981

		249,917,905
RETAIL – 6.07%
Advance Auto Parts Inc.	404,556	13,775,132
Aeropostale Inc.(a)(b)	286,780	7,774,606
American Eagle Outfitters Inc.	915,788	16,035,448
AnnTaylor Stores Corp.(a)	263,095	6,361,637
Barnes & Noble Inc.	205,585	6,301,180
BJ’s Wholesale Club Inc.(a)	274,140	9,784,057
Bob Evans Farms Inc.	132,585	3,658,020
Borders Group Inc.	250,453	1,470,159
Brinker International Inc.	432,843	8,029,238
CarMax Inc.(a)(b)	934,630	18,150,515
CBRL Group Inc.	94,707	3,387,669
Charming Shoppes Inc.(a)(b)	500,400	2,416,932
Cheesecake Factory Inc. (The)(a)(b)	296,024	6,450,363
Chico’s FAS Inc.(a)(b)	753,029	5,354,036
Chipotle Mexican Grill Inc. Class A(a)(b)	141,157	16,011,439
Coldwater Creek Inc.(a)(b)	256,732	1,296,497
Collective Brands Inc.(a)(b)	280,468	3,399,272
Copart Inc.(a)	298,036	11,551,875

Dick’s Sporting Goods Inc.(a)	356,450	9,545,731
Dollar Tree Inc.(a)	393,304	10,851,257
Foot Locker Inc.	660,686	7,776,274

MSC Industrial Direct Co. Inc. Class A	203,425	8,594,706
99 Cents Only Stores(a)(b)	202,157	1,999,333
O’Reilly Automotive Inc.(a)	493,897	14,085,942
Pacific Sunwear of California Inc.(a)	303,491	3,827,022
PetSmart Inc.	550,699	11,256,288
Regis Corp.	188,968	5,194,730
Ross Stores Inc.	579,855	17,372,456
Ruby Tuesday Inc.(b)	221,615	1,662,113
Saks Inc.(a)(b)	606,454	7,562,481
Urban Outfitters Inc.(a)(b)	483,200	15,148,320
Williams-Sonoma Inc.(b)	376,592	9,128,590

		265,213,318
SAVINGS & LOANS – 1.13%
Astoria Financial Corp.	349,192	9,484,055
First Niagara Financial Group Inc.	446,648	6,069,946
New York Community Bancorp Inc.(b)	1,390,296	25,331,193
Washington Federal Inc.	374,037	8,543,005

		49,428,199
SEMICONDUCTORS – 2.32%
Atmel Corp.(a)	1,899,126	6,608,958
Cree Inc.(a)(b)	374,162	10,461,570
Cypress Semiconductor Corp.(a)	653,613	15,431,803
Fairchild Semiconductor International Inc. Class A(a)	533,401	6,358,140
Integrated Device Technology Inc.(a)	813,336	7,263,090
International Rectifier Corp.(a)	310,850	6,683,275
Intersil Corp. Class A	542,359	13,922,356
Lam Research Corp.(a)	532,930	20,368,585
Semtech Corp.(a)(b)	275,561	3,948,789
Silicon Laboratories Inc.(a)(b)	225,535	7,113,374
TriQuint Semiconductor Inc.(a)	611,814	3,095,779

		101,255,719
SOFTWARE – 3.36%
ACI Worldwide Inc.(a)(b)	153,780	3,063,298
Activision Inc.(a)	1,257,901	34,353,276
Acxiom Corp.	290,032	3,442,680
Advent Software Inc.(a)(b)	76,867	3,276,072
Broadridge Financial Solutions Inc.	598,796	10,538,810
Cerner Corp.(a)(b)	285,550	10,645,304
CSG Systems International Inc.(a)	149,339	1,697,984
Dun & Bradstreet Corp. (The)	242,388	19,725,535
Fair Isaac Corp.	209,191	4,501,790
Global Payments Inc.	340,205	14,070,879
Metavante Technologies Inc.(a)	382,102	7,638,219
Parametric Technology Corp.(a)	496,499	7,934,054
SEI Investments Co.	540,939	13,355,784
Sybase Inc.(a)(b)	381,487	10,033,108
Wind River Systems Inc.(a)	328,991	2,546,390

		146,823,183
TELECOMMUNICATIONS – 2.46%
ADC Telecommunications Inc.(a)(b)	504,304	6,091,991
ADTRAN Inc.	241,942	4,475,927
Cincinnati Bell Inc.(a)	1,062,472	4,526,131
CommScope Inc.(a)(b)	287,723	10,021,392
Foundry Networks Inc.(a)(b)	642,907	7,444,863

Harris Corp.	584,205	28,351,469
NeuStar Inc. Class A(a)	330,981	8,764,377
Plantronics Inc.	208,943	4,034,689
Polycom Inc.(a)(b)	376,940	8,496,228

RF Micro Devices Inc.(a)(b)	1,247,170	3,317,472
Telephone and Data Systems Inc.	455,496	17,887,328
3Com Corp.(a)	1,720,502	3,939,950

		107,351,817
TEXTILES – 0.39%
Mohawk Industries Inc.(a)(b)	237,113	16,979,662

		16,979,662
TRANSPORTATION – 1.30%
Alexander & Baldwin Inc.	176,702	7,612,322
Con-way Inc.	193,970	9,597,636
J.B. Hunt Transport Services Inc.	368,119	11,569,980
Kansas City Southern Industries Inc.(a)	329,864	13,230,845
Overseas Shipholding Group Inc.	116,084	8,130,523
Werner Enterprises Inc.	190,329	3,532,506
YRC Worldwide Inc.(a)(b)	243,441	3,193,946

		56,867,758
TRUCKING & LEASING – 0.18%
GATX Corp.	205,250	8,019,118

		8,019,118
WATER – 0.25%
Aqua America Inc.	570,725	10,718,215

		10,718,215

TOTAL COMMON STOCKS
(Cost: $4,458,937,706)		4,368,893,943

Security	Shares	Value
SHORT-TERM INVESTMENTS – 11.26%

MONEY MARKET FUNDS – 11.26%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.18%(c)(d)	3,658,503	3,658,503
BGI Cash Premier Fund LLC
3.22%(c)(d)(e)	488,300,045	488,300,045

		491,958,548

TOTAL SHORT-TERM INVESTMENTS
(Cost: $491,958,548)		491,958,548

TOTAL INVESTMENTS IN SECURITIES – 111.25%
(Cost: $4,950,896,254)		4,860,852,491
SHORT POSITIONS(f) – (0.14)%

COMMON STOCKS – (0.14)%
Hillenbrand Inc.	(267,169)	(5,904,435)

		(5,904,435)

TOTAL SHORT POSITIONS
(Proceeds: $5,901,698)		(5,904,435)
Other Assets, Less Liabilities – (11.11)%		(485,616,112)

NET ASSETS – 100.00%		$4,369,331,944

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	This security represents an investment of securities lending collateral. See Note 5.

(f)	See Note 1.

See notes to financial statements.

Schedule of Investments

iSHARES® S&P MIDCAP 400 GROWTH INDEX FUND

March 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.92%

ADVERTISING – 0.61%
Getty Images Inc.(a)	181,930	$5,821,760
Harte-Hanks Inc.	96,705	1,321,957
Lamar Advertising Co.(a)(b)	127,633	4,585,854

		11,729,571
AEROSPACE & DEFENSE – 1.05%
Alliant Techsystems Inc.(a)(b)	125,195	12,961,438
BE Aerospace Inc.(a)	100,256	3,503,947
DRS Technologies Inc.	63,194	3,682,946

		20,148,331
AIRLINES – 0.05%
AirTran Holdings Inc.(a)(b)	153,437	1,012,684

		1,012,684
APPAREL – 1.38%
Guess? Inc.	209,547	8,480,367
Hanesbrands Inc.(a)	196,505	5,737,946
Phillips-Van Heusen Corp.	78,026	2,958,746
Timberland Co. Class A(a)	189,581	2,602,947
Warnaco Group Inc. (The)(a)	174,291	6,874,037

		26,654,043
AUTO MANUFACTURERS – 0.36%
Oshkosh Corp.	190,365	6,906,442

		6,906,442
AUTO PARTS & EQUIPMENT – 0.58%
BorgWarner Inc.	257,501	11,080,268

		11,080,268
BANKS – 0.37%
Cathay General Bancorp	87,378	1,811,346
SVB Financial Group(a)(b)	60,875	2,656,585
Westamerica Bancorporation	49,302	2,593,285

		7,061,216
BEVERAGES – 0.56%
Hansen Natural Corp.(a)(b)	233,171	8,230,936
PepsiAmericas Inc.	102,576	2,618,765

		10,849,701
BIOTECHNOLOGY – 2.62%
Affymetrix Inc.(a)(b)	266,317	4,636,579
Charles River Laboratories International Inc.(a)	260,012	15,325,107
Invitrogen Corp.(a)(b)	178,279	15,237,506
Millennium Pharmaceuticals Inc.(a)	501,546	7,753,901
PDL BioPharma Inc.(a)(b)	277,247	2,936,046
Vertex Pharmaceuticals Inc.(a)(b)	189,679	4,531,431

		50,420,570

BUILDING MATERIALS – 0.44%
Martin Marietta Materials Inc.(b)	80,047	8,498,590

		8,498,590
CHEMICALS – 3.12%
Airgas Inc.	179,465	8,160,274
Albemarle Corp.	185,840	6,786,877
CF Industries Holdings Inc.	184,456	19,113,331
Cytec Industries Inc.	67,811	3,651,622
FMC Corp.	141,843	7,870,868
Minerals Technologies Inc.	33,172	2,083,202
Terra Industries Inc.(a)	350,577	12,456,001

		60,122,175
COAL – 0.57%
Arch Coal Inc.	251,976	10,960,956

		10,960,956
COMMERCIAL SERVICES – 5.75%
Alliance Data Systems Corp.(a)(b)	301,431	14,320,987
Career Education Corp.(a)(b)	348,560	4,433,683
ChoicePoint Inc.(a)	165,841	7,894,032
Corinthian Colleges Inc.(a)	323,771	2,340,864
Corporate Executive Board Co. (The)(b)	135,742	5,494,836
Corrections Corp. of America(a)	270,921	7,455,746
Deluxe Corp.	89,086	1,711,342
DeVry Inc.	128,432	5,373,595
Gartner Inc.(a)	254,028	4,912,902
ITT Educational Services Inc.(a)(b)	112,619	5,172,591
Korn/Ferry International(a)	177,506	2,999,851
Navigant Consulting Inc.(a)	175,036	3,322,183
Pharmaceutical Product Development Inc.	400,544	16,782,794
Quanta Services Inc.(a)	176,933	4,099,538
Rollins Inc.	162,760	2,879,225
Service Corp. International	380,443	3,857,692
Sotheby’s Holdings Inc. Class A	254,470	7,356,728
Strayer Education Inc.	55,512	8,465,580
Valassis Communications Inc.(a)	184,607	2,002,986

		110,877,155
COMPUTERS – 3.08%
Cadence Design Systems Inc.(a)	335,230	3,580,256
DST Systems Inc.(a)(b)	195,036	12,821,667
Jack Henry & Associates Inc.	182,951	4,513,401
NCR Corp.(a)	325,638	7,434,316
SRA International Inc. Class A(a)	162,951	3,961,339
Synopsys Inc.(a)	182,998	4,155,885
Western Digital Corp.(a)	847,576	22,918,455

		59,385,319
COSMETICS & PERSONAL CARE – 0.19%
Alberto-Culver Co.	131,429	3,602,469

		3,602,469
DISTRIBUTION & WHOLESALE – 1.15%
Fastenal Co.(b)	482,408	22,156,999

		22,156,999
DIVERSIFIED FINANCIAL SERVICES – 1.30%
Eaton Vance Corp.	446,585	13,625,308
Jefferies Group Inc.	205,278	3,311,134

Raymond James Financial Inc.	145,129	3,335,064
Waddell & Reed Financial Inc. Class A	147,736	4,746,758

		25,018,264

ELECTRICAL COMPONENTS & EQUIPMENT – 1.82%
AMETEK Inc.	262,088	11,508,284
Energizer Holdings Inc.(a)	219,955	19,901,528
Hubbell Inc. Class B	82,326	3,596,823

		35,006,635
ELECTRONICS – 2.61%
Amphenol Corp. Class A	681,655	25,391,649
Avnet Inc.(a)	292,789	9,582,984
Gentex Corp.	304,259	5,218,042
National Instruments Corp.	107,268	2,803,986
Thomas & Betts Corp.(a)(b)	103,254	3,755,348
Varian Inc.(a)	60,491	3,503,639

		50,255,648
ENGINEERING & CONSTRUCTION – 0.48%
Dycom Industries Inc.(a)	70,534	847,113
Granite Construction Inc.	60,446	1,977,189
KBR Inc.	233,839	6,484,355

		9,308,657
ENTERTAINMENT – 0.58%
International Speedway Corp. Class A	76,866	3,166,879
Macrovision Corp.(a)	204,562	2,761,587
Scientific Games Corp. Class A(a)(b)	248,702	5,250,099

		11,178,565
ENVIRONMENTAL CONTROL – 1.63%
Mine Safety Appliances Co.	111,913	4,609,696
Republic Services Inc.	330,010	9,649,492
Stericycle Inc.(a)	333,180	17,158,770

		31,417,958
FOOD – 0.34%
Hormel Foods Corp.	130,216	5,424,799
Tootsie Roll Industries Inc.	44,065	1,110,438

		6,535,237
FOREST PRODUCTS & PAPER – 0.17%
Potlatch Corp.	81,215	3,351,743

		3,351,743
GAS – 0.56%
Energen Corp.	173,138	10,786,497

		10,786,497
HAND & MACHINE TOOLS – 0.49%
Kennametal Inc.	125,036	3,679,809
Lincoln Electric Holdings Inc.	89,089	5,745,350

		9,425,159
HEALTH CARE - PRODUCTS – 9.03%
Advanced Medical Optics Inc.(a)(b)	62,412	1,266,964
Beckman Coulter Inc.	134,488	8,681,200
DENTSPLY International Inc.	371,063	14,323,032
Edwards Lifesciences Corp.(a)	130,266	5,803,350
Gen-Probe Inc.(a)	205,949	9,926,742
Henry Schein Inc.(a)(b)	343,747	19,731,078
Hill-Rom Holdings Inc.	114,618	2,978,922
Hologic Inc.(a)(b)	490,676	27,281,586
Intuitive Surgical Inc.(a)	148,470	48,156,244
Kinetic Concepts Inc.(a)	207,444	9,590,136
ResMed Inc.(a)(b)	295,926	12,482,159

Steris Corp.	130,828	3,510,115
TECHNE Corp.(a)	150,886	10,163,681

		173,895,209

HEALTH CARE - SERVICES – 3.75%
Apria Healthcare Group Inc.(a)	167,193	3,302,062
Community Health Systems Inc.(a)(b)	365,964	12,285,411
Covance Inc.(a)	244,394	20,277,370
Health Net Inc.(a)	240,496	7,407,277
LifePoint Hospitals Inc.(a)(b)	128,767	3,537,229
Lincare Holdings Inc.(a)	283,863	7,979,389
Psychiatric Solutions Inc.(a)(b)	210,341	7,134,767
Universal Health Services Inc. Class B	120,749	6,483,014
WellCare Health Plans Inc.(a)	99,008	3,856,362

		72,262,881
HOME BUILDERS – 1.54%
Hovnanian Enterprises Inc. Class A(a)(b)	77,603	822,592
M.D.C. Holdings Inc.	73,258	3,207,968
NVR Inc.(a)(b)	19,910	11,896,225
Thor Industries Inc.(b)	76,697	2,283,270
Toll Brothers Inc.(a)(b)	486,057	11,412,618

		29,622,673
HOUSEHOLD PRODUCTS & WARES – 0.82%
American Greetings Corp. Class A	113,518	2,105,759
Church & Dwight Co. Inc.	253,034	13,724,564

		15,830,323
INSURANCE – 1.92%
Brown & Brown Inc.	436,340	7,583,589
HCC Insurance Holdings Inc.	299,128	6,787,214
Radian Group Inc.(b)	195,926	1,287,234
StanCorp Financial Group Inc.	100,494	4,794,569
W.R. Berkley Corp.	600,444	16,626,294

		37,078,900
INTERNET – 2.19%
Avocent Corp.(a)	85,329	1,442,060
Digital River Inc.(a)(b)	155,895	4,828,068
F5 Networks Inc.(a)	325,515	5,914,608
McAfee Inc.(a)	618,733	20,473,875
NetFlix Inc.(a)(b)	86,427	2,994,696
ValueClick Inc.(a)	376,196	6,489,381

		42,142,688
IRON & STEEL – 3.14%
Carpenter Technology Corp.	122,463	6,854,254
Cleveland-Cliffs Inc.	172,261	20,640,313
Reliance Steel & Aluminum Co.	149,050	8,922,133
Steel Dynamics Inc.	727,614	24,040,367

		60,457,067
LEISURE TIME – 0.13%
Life Time Fitness Inc.(a)(b)	80,049	2,498,329

		2,498,329
MACHINERY – 3.81%
AGCO Corp.(a)(b)	185,823	11,127,080
Flowserve Corp.	99,359	10,371,092
Graco Inc.	236,889	8,589,595
IDEX Corp.	143,234	4,395,851
Joy Global Inc.	415,019	27,042,638
Nordson Corp.	57,001	3,069,504

Wabtec Corp.	87,802	3,306,623
Zebra Technologies Corp. Class A(a)	165,669	5,520,091

		73,422,474

MANUFACTURING – 3.22%
AptarGroup Inc.	142,418	5,544,333
Brink’s Co. (The)	76,121	5,113,809
Carlisle Companies Inc.	97,314	3,254,180
Crane Co.	74,454	3,004,219
Donaldson Co. Inc.	272,250	10,966,230
Harsco Corp.	142,059	7,867,227
Matthews International Corp. Class A	118,746	5,729,494
Roper Industries Inc.	223,485	13,283,948
SPX Corp.	70,213	7,365,344

		62,128,784
MEDIA – 0.36%
John Wiley & Sons Inc. Class A	172,434	6,845,630

		6,845,630
METAL FABRICATE & HARDWARE – 0.70%
Commercial Metals Co.	450,154	13,491,115

		13,491,115
OFFICE FURNISHINGS – 0.30%
Herman Miller Inc.	153,897	3,781,249
HNI Corp.(b)	77,569	2,085,830

		5,867,079
OIL & GAS – 10.43%
Bill Barrett Corp.(a)	36,554	1,727,176
Cimarex Energy Co.	315,775	17,285,523
Denbury Resources Inc.(a)	936,381	26,733,678
Encore Acquisition Co.(a)	207,018	8,338,685
Frontier Oil Corp.	400,365	10,913,950
Helmerich & Payne Inc.	146,492	6,866,080
Newfield Exploration Co.(a)	506,135	26,749,235
Patterson-UTI Energy Inc.	338,123	8,852,060
Pioneer Natural Resources Co.	457,396	22,467,292
Plains Exploration & Production Co.(a)(b)	237,512	12,621,388
Quicksilver Resources Inc.(a)	393,408	14,371,194
Southwestern Energy Co.(a)	1,308,664	44,088,890

		201,015,151
OIL & GAS SERVICES – 3.42%
Exterran Holdings Inc.(a)	88,926	5,739,284
FMC Technologies Inc.(a)	497,983	28,330,253
Grant Prideco Inc.(a)	481,549	23,701,842
Superior Energy Services Inc.(a)	206,473	8,180,460

		65,951,839
PHARMACEUTICALS – 2.92%
Cephalon Inc.(a)	151,453	9,753,573
Endo Pharmaceuticals Holdings Inc.(a)	514,616	12,319,907
Medicis Pharmaceutical Corp. Class A	215,808	4,249,260
NBTY Inc.(a)	214,907	6,436,465
Par Pharmaceutical Companies Inc.(a)	129,139	2,245,727
Perrigo Co.	105,608	3,984,590
Sepracor Inc.(a)	427,632	8,347,377
VCA Antech Inc.(a)	323,774	8,855,219

		56,192,118
PIPELINES – 0.75%
Equitable Resources Inc.	246,843	14,539,053

		14,539,053

REAL ESTATE – 0.49%
Jones Lang LaSalle Inc.	123,062	9,517,615

9,517,615

RETAIL – 8.89%
Advance Auto Parts Inc.	365,215	12,435,571
Aeropostale Inc.(a)(b)	256,255	6,947,073
American Eagle Outfitters Inc.	819,062	14,341,776
AnnTaylor Stores Corp.(a)	114,981	2,780,241
BJ’s Wholesale Club Inc.(a)	110,664	3,949,598
Brinker International Inc.	233,902	4,338,882
CarMax Inc.(a)(b)	325,419	6,319,637
CBRL Group Inc.	52,638	1,882,861
Cheesecake Factory Inc. (The)(a)(b)	269,661	5,875,913
Chico’s FAS Inc.(a)	674,163	4,793,299
Chipotle Mexican Grill Inc. Class A(a)(b)	125,976	14,289,458
Coldwater Creek Inc.(a)(b)	133,392	673,630
Copart Inc.(a)	269,338	10,439,541
Dick’s Sporting Goods Inc.(a)	200,806	5,377,585
Dollar Tree Inc.(a)	352,010	9,711,956
MSC Industrial Direct Co. Inc. Class A	116,228	4,910,633
O’Reilly Automotive Inc.(a)	440,503	12,563,146
Pacific Sunwear of California Inc.(a)	271,463	3,423,148
PetSmart Inc.	320,156	6,543,989
Ross Stores Inc.	518,628	15,538,095
Saks Inc.(a)	189,038	2,357,304
Urban Outfitters Inc.(a)(b)	432,169	13,548,498
Williams-Sonoma Inc.	337,063	8,170,407

		171,212,241
SEMICONDUCTORS – 1.59%
Cree Inc.(a)(b)	334,369	9,348,957
Cypress Semiconductor Corp.(a)	173,695	4,100,939
Lam Research Corp.(a)	238,797	9,126,821
Semtech Corp.(a)	109,716	1,572,230
Silicon Laboratories Inc.(a)	205,015	6,466,173

		30,615,120
SOFTWARE – 4.85%
ACI Worldwide Inc.(a)(b)	137,236	2,733,741
Activision Inc.(a)	648,655	17,714,768
Advent Software Inc.(a)	29,403	1,253,156
Broadridge Financial Solutions Inc.	277,568	4,885,197
Cerner Corp.(a)(b)	254,055	9,471,170
CSG Systems International Inc.(a)	52,600	598,062
Dun & Bradstreet Corp. (The)	218,318	17,766,719
Fair Isaac Corp.	191,343	4,117,701
Global Payments Inc.	302,077	12,493,905
Metavante Technologies Inc.(a)	194,021	3,878,480
Parametric Technology Corp.(a)	128,756	2,057,521
SEI Investments Co.	483,606	11,940,232
Sybase Inc.(a)	150,998	3,971,247
Wind River Systems Inc.(a)	77,852	602,574

		93,484,473
TELECOMMUNICATIONS – 2.32%
ADTRAN Inc.	98,321	1,818,939
CommScope Inc.(a)	106,881	3,722,665
Foundry Networks Inc.(a)(b)	259,360	3,003,389
Harris Corp.	524,645	25,461,022
NeuStar Inc. Class A(a)	117,455	3,110,208

Plantronics Inc.	186,476	3,600,852
Polycom Inc.(a)	172,527	3,888,759

		44,605,834
TEXTILES – 0.39%
Mohawk Industries Inc.(a)(b)	105,960	7,587,796

		7,587,796

TRANSPORTATION – 0.90%
J.B. Hunt Transport Services Inc.	217,655	6,840,897
Kansas City Southern Industries Inc.(a)	141,565	5,678,172
Overseas Shipholding Group Inc.	68,927	4,827,647

		17,346,716
WATER – 0.20%
Aqua America Inc.	203,988	3,830,895

		3,830,895

TOTAL COMMON STOCKS
(Cost: $2,002,082,808)		1,925,192,855

Security	Shares	Value
SHORT-TERM INVESTMENTS – 12.87%

MONEY MARKET FUNDS – 12.87%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.18%(c)(d)	1,028,510	1,028,510
BGI Cash Premier Fund LLC
3.22%(c)(d)(e)	247,046,243	247,046,243

		248,074,753

TOTAL SHORT-TERM INVESTMENTS
(Cost: $248,074,753)		248,074,753

TOTAL INVESTMENTS IN SECURITIES – 112.79%
(Cost: $2,250,157,561)		2,173,267,608
Other Assets, Less Liabilities – (12.79)%		(246,517,428)

NET ASSETS – 100.00%		$1,926,750,180

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments

iSHARES® S&P MIDCAP 400 VALUE INDEX FUND

March 31, 2008

Security	Shares	Value
COMMON STOCKS – 100.21%

ADVERTISING – 0.38%
Harte-Hanks Inc.	86,466	$1,181,990
Lamar Advertising Co.(a)(b)	178,862	6,426,512

		7,608,502
AEROSPACE & DEFENSE – 0.73%
BE Aerospace Inc.(a)	260,899	9,118,420
DRS Technologies Inc.	96,566	5,627,867

		14,746,287
AGRICULTURE – 0.34%
Universal Corp.	106,285	6,964,856

		6,964,856
AIRLINES – 0.41%
AirTran Holdings Inc.(a)	199,311	1,315,453
Alaska Air Group Inc.(a)(b)	147,982	2,903,407
JetBlue Airways Corp.(a)(b)	706,290	4,096,482

		8,315,342
APPAREL – 0.51%
Hanesbrands Inc.(a)	170,205	4,969,986
Phillips-Van Heusen Corp.	140,927	5,343,952

		10,313,938
AUTO MANUFACTURERS – 0.17%
Oshkosh Corp.	95,541	3,466,227

		3,466,227
AUTO PARTS & EQUIPMENT – 1.06%
ArvinMeritor Inc.	282,186	3,530,147
BorgWarner Inc.	190,305	8,188,824
Lear Corp.(a)	300,555	7,787,380
Modine Manufacturing Co.	125,942	1,824,900

		21,331,251
BANKS – 5.02%
Associated Banc-Corp	495,842	13,204,272
Bank of Hawaii Corp.	187,968	9,315,694
Cathay General Bancorp	103,687	2,149,432
City National Corp.	157,018	7,766,110
Colonial BancGroup Inc. (The)	615,053	5,922,960
Cullen/Frost Bankers Inc.	228,569	12,123,300
First Community Bancorp	96,121	2,580,849
FirstMerit Corp.	312,672	6,459,804
SVB Financial Group(a)	66,033	2,881,680
Synovus Financial Corp.	1,285,354	14,216,015
TCF Financial Corp.	423,388	7,587,113
Webster Financial Corp.	205,339	5,722,798
Westamerica Bancorporation	63,026	3,315,168
Wilmington Trust Corp.	264,268	8,218,735

		101,463,930

BEVERAGES – 0.16%
PepsiAmericas Inc.	128,046	3,269,014

		3,269,014
BIOTECHNOLOGY – 1.06%
Millennium Pharmaceuticals Inc.(a)	758,962	11,733,553
PDL BioPharma Inc.(a)	172,187	1,823,460
Vertex Pharmaceuticals Inc.(a)(b)	325,990	7,787,901

		21,344,914
BUILDING MATERIALS – 0.42%
Martin Marietta Materials Inc.(b)	80,501	8,546,791

		8,546,791
CHEMICALS – 4.28%
Airgas Inc.	138,034	6,276,406
Albemarle Corp.	110,402	4,031,881
Cabot Corp.	253,685	7,103,180
Chemtura Corp.	941,756	6,912,489
Cytec Industries Inc.	94,816	5,105,842
Ferro Corp.	168,975	2,510,969
FMC Corp.	149,803	8,312,568
Lubrizol Corp.	266,439	14,790,029
Minerals Technologies Inc.	41,187	2,586,544
Olin Corp.	290,317	5,736,664
RPM International Inc.	474,151	9,928,722
Sensient Technologies Corp.	186,071	5,487,234
Valspar Corp. (The)	390,603	7,749,564

		86,532,092
COAL – 0.65%
Arch Coal Inc.	302,729	13,168,712

		13,168,712
COMMERCIAL SERVICES – 3.61%
Avis Budget Group Inc.(a)	403,552	4,285,722
ChoicePoint Inc.(a)	98,484	4,687,838
Corrections Corp. of America(a)	209,077	5,753,799
Deluxe Corp.	110,987	2,132,060
DeVry Inc.	102,735	4,298,432
Kelly Services Inc. Class A	88,915	1,828,092
Manpower Inc.	310,540	17,470,980
MPS Group Inc.(a)	374,539	4,427,051
Quanta Services Inc.(a)(b)	486,261	11,266,667
Rent-A-Center Inc.(a)	259,501	4,761,843
Service Corp. International	645,015	6,540,452
United Rentals Inc.(a)	295,580	5,568,727

		73,021,663
COMPUTERS – 2.22%
Cadence Design Systems Inc.(a)	736,424	7,865,008
Diebold Inc.	256,385	9,627,257
Imation Corp.	123,923	2,818,009
Jack Henry & Associates Inc.	118,634	2,926,701
Mentor Graphics Corp.(a)	349,625	3,087,189
NCR Corp.(a)	354,839	8,100,974
Palm Inc.(b)	414,872	2,074,360
Synopsys Inc.(a)	371,166	8,429,180

		44,928,678

COSMETICS & PERSONAL CARE – 0.26%
Alberto-Culver Co.	194,894	5,342,045

		5,342,045
DISTRIBUTION & WHOLESALE – 0.80%
Ingram Micro Inc. Class A(a)	578,143	9,152,004
Tech Data Corp.(a)	212,147	6,958,422

		16,110,426
DIVERSIFIED FINANCIAL SERVICES – 1.02%
AmeriCredit Corp.(a)(b)	446,085	4,492,076
IndyMac Bancorp Inc.(b)	314,121	1,558,040
Jefferies Group Inc.	226,548	3,654,219
Raymond James Financial Inc.	224,169	5,151,404
Waddell & Reed Financial Inc. Class A	181,178	5,821,249

		20,676,988
ELECTRIC – 10.05%
Alliant Energy Corp.	442,522	15,492,695
Aquila Inc.(a)	1,460,835	4,689,280
Black Hills Corp.	147,440	5,275,403
DPL Inc.(b)	442,348	11,341,803
Energy East Corp.	616,512	14,870,269
Great Plains Energy Inc.	335,878	8,279,393
Hawaiian Electric Industries Inc.	325,333	7,765,699
IDACORP Inc.	175,630	5,639,479
MDU Resources Group Inc.	710,663	17,446,777
Northeast Utilities	604,250	14,828,295
NSTAR	415,929	12,656,719
OGE Energy Corp.	357,500	11,143,275
PNM Resources Inc.	297,771	3,713,204
Puget Energy Inc.	505,004	13,064,454
SCANA Corp.	454,382	16,621,294
Sierra Pacific Resources Corp.	910,739	11,502,634
Westar Energy Inc.	380,546	8,665,032
Wisconsin Energy Corp.	455,467	20,035,993

		203,031,698
ELECTRICAL COMPONENTS & EQUIPMENT – 0.63%
AMETEK Inc.	150,116	6,591,594
Hubbell Inc. Class B	140,349	6,131,848

		12,723,442
ELECTRONICS – 2.34%
Arrow Electronics Inc.(a)	478,913	16,115,422
Avnet Inc.(a)	286,850	9,388,601
Gentex Corp.	251,760	4,317,684
KEMET Corp.(a)(b)	323,349	1,306,330
National Instruments Corp.	113,834	2,975,621
Thomas & Betts Corp.(a)	93,170	3,388,593
Varian Inc.(a)	56,629	3,279,952
Vishay Intertechnology Inc.(a)	725,214	6,570,439

		47,342,642
ENGINEERING & CONSTRUCTION – 1.27%
Dycom Industries Inc.(a)	88,740	1,065,767
Granite Construction Inc.	70,152	2,294,672
KBR Inc.	423,016	11,730,234
URS Corp.(a)	324,976	10,623,465

		25,714,138

ENTERTAINMENT – 0.08%
International Speedway Corp. Class A	41,552	1,711,942

1,711,942

ENVIRONMENTAL CONTROL – 0.41%
Republic Services Inc.	283,433	8,287,581

		8,287,581
FOOD – 2.30%
Corn Products International Inc.	287,952	10,694,537
Hormel Foods Corp.	148,825	6,200,050
J.M. Smucker Co. (The)	216,671	10,965,719
Ruddick Corp.	144,648	5,331,725
Smithfield Foods Inc.(a)	455,314	11,728,889
Tootsie Roll Industries Inc.(b)	63,010	1,587,852

		46,508,772
FOREST PRODUCTS & PAPER – 1.24%
Louisiana-Pacific Corp.	402,200	3,692,196
Potlatch Corp.	70,093	2,892,738
Rayonier Inc.	305,305	13,262,449
Temple-Inland Inc.	413,720	5,262,518

		25,109,901
GAS – 1.52%
AGL Resources Inc.	297,456	10,208,690
Energen Corp.	103,197	6,429,173
Vectren Corp.	297,256	7,975,378
WGL Holdings Inc.	192,126	6,159,560

		30,772,801
HAND & MACHINE TOOLS – 0.50%
Kennametal Inc.	175,728	5,171,675
Lincoln Electric Holdings Inc.	77,077	4,970,696

		10,142,371
HEALTH CARE - PRODUCTS – 1.83%
Advanced Medical Optics Inc.(a)(b)	171,746	3,486,444
Beckman Coulter Inc.	107,227	6,921,503
DENTSPLY International Inc.	211,786	8,174,940
Edwards Lifesciences Corp.(a)	88,355	3,936,215
Hillenbrand Industries Inc.	240,458	11,493,892
Steris Corp.	112,256	3,011,828

		37,024,822
HEALTH CARE - SERVICES – 1.12%
Health Management Associates Inc. Class A(a)	946,069	5,004,705
Health Net Inc.(a)	184,562	5,684,510
Kindred Healthcare Inc.(a)	116,333	2,544,203
LifePoint Hospitals Inc.(a)(b)	92,553	2,542,431
Universal Health Services Inc. Class B	81,212	4,360,272
WellCare Health Plans Inc.(a)	61,554	2,397,528

		22,533,649
HOME BUILDERS – 0.52%
Hovnanian Enterprises Inc. Class A(a)(b)	63,076	668,606
M.D.C. Holdings Inc.	61,346	2,686,341
Ryland Group Inc.(b)	164,338	5,405,077
Thor Industries Inc.(b)	55,822	1,661,821

		10,421,845
HOME FURNISHINGS – 0.11%
Furniture Brands International Inc.(b)	188,662	2,207,345

		2,207,345

HOUSEHOLD PRODUCTS & WARES – 0.91%
American Greetings Corp. Class A	87,361	1,620,547
Blyth Inc.	93,989	1,853,463
Scotts Miracle-Gro Co. (The) Class A	172,759	5,600,847
Tupperware Brands Corp.	239,966	9,281,885

		18,356,742
INSURANCE – 6.34%
American Financial Group Inc.	279,754	7,150,512
Arthur J. Gallagher & Co.	359,191	8,484,091
Commerce Group Inc.	168,834	6,088,154
Everest Re Group Ltd.	244,880	21,924,106
Fidelity National Financial Inc.	829,717	15,208,713
First American Corp.	358,271	12,159,718
Hanover Insurance Group Inc. (The)	202,313	8,323,157
HCC Insurance Holdings Inc.	143,616	3,258,647
Horace Mann Educators Corp.	160,550	2,806,414
Mercury General Corp.	138,203	6,123,775
Old Republic International Corp.	897,443	11,585,989
PMI Group Inc. (The)(b)	313,318	1,823,511
Protective Life Corp.	273,453	11,091,254
Radian Group Inc.(b)	113,065	742,837
StanCorp Financial Group Inc.	90,165	4,301,772
Unitrin Inc.	202,017	7,139,281

		128,211,931
INTERNET – 0.23%
Avocent Corp.(a)	96,057	1,623,363
NetFlix Inc.(a)(b)	89,803	3,111,674

		4,735,037
INVESTMENT COMPANIES – 0.36%
Apollo Investment Corp.	464,806	7,357,879

		7,357,879
IRON & STEEL – 0.47%
Carpenter Technology Corp.	66,859	3,742,098
Reliance Steel & Aluminum Co.	96,337	5,766,733

		9,508,831
LEISURE TIME – 0.26%
Callaway Golf Co.	257,642	3,782,185
Life Time Fitness Inc.(a)(b)	49,361	1,540,557

		5,322,742
LODGING – 0.22%
Boyd Gaming Corp.	218,130	4,362,600

		4,362,600
MACHINERY – 1.93%
AGCO Corp.(a)(b)	167,649	10,038,822
Flowserve Corp.	122,778	12,815,568
IDEX Corp.	171,004	5,248,113
Nordson Corp.	73,486	3,957,221
Wabtec Corp.	100,452	3,783,022
Zebra Technologies Corp. Class A(a)	93,889	3,128,381

		38,971,127
MANUFACTURING – 4.32%
AptarGroup Inc.	122,160	4,755,689
Brink’s Co. (The)	110,729	7,438,774
Carlisle Companies Inc.	139,137	4,652,741
Crane Co.	123,876	4,998,397
Federal Signal Corp.	186,521	2,603,833
Harsco Corp.	184,227	10,202,491

Lancaster Colony Corp.	83,028	3,317,799
Pentair Inc.	386,360	12,324,884
Roper Industries Inc.	118,185	7,024,916
SPX Corp.	134,974	14,158,773
Teleflex Inc.	152,833	7,291,662
Trinity Industries Inc.	316,585	8,436,990

		87,206,949
MEDIA – 0.52%
Belo Corp. Class A	341,752	3,612,319
Entercom Communications Corp.	101,087	1,003,794
Lee Enterprises Inc.(b)	156,351	1,565,074
Media General Inc. Class A	88,508	1,240,882
Scholastic Corp.(a)	101,602	3,075,493

		10,497,562
METAL FABRICATE & HARDWARE – 0.76%
Timken Co. (The)	373,059	11,087,313
Worthington Industries Inc.	257,058	4,336,568

		15,423,881
OFFICE FURNISHINGS – 0.21%
Herman Miller Inc.	63,928	1,570,711
HNI Corp.(b)	98,419	2,646,487

		4,217,198
OIL & GAS – 3.63%
Bill Barrett Corp.(a)(b)	95,320	4,503,870
Forest Oil Corp.(a)	344,328	16,858,299
Helmerich & Payne Inc.	254,309	11,919,463
Patterson-UTI Energy Inc.	258,514	6,767,897
Plains Exploration & Production Co.(a)(b)	197,646	10,502,908
Pride International Inc.(a)	651,049	22,754,163

		73,306,600
OIL & GAS SERVICES – 1.31%
Exterran Holdings Inc.(a)	165,527	10,683,113
Superior Energy Services Inc.(a)	103,668	4,107,326
Tidewater Inc.	213,642	11,773,811

		26,564,250
PACKAGING & CONTAINERS – 0.95%
Packaging Corp. of America	358,925	8,014,795
Sonoco Products Co.	387,380	11,090,689

		19,105,484
PHARMACEUTICALS – 1.36%
Cephalon Inc.(a)	107,974	6,953,526
Omnicare Inc.	474,069	8,609,093
Perrigo Co.	196,587	7,417,228
Valeant Pharmaceuticals International(a)(b)	353,611	4,536,829

		27,516,676
PIPELINES – 2.31%
Equitable Resources Inc.	223,577	13,168,685
National Fuel Gas Co.	325,301	15,357,460
ONEOK Inc.	405,307	18,088,851

		46,614,996
REAL ESTATE INVESTMENT TRUSTS – 11.26%
Alexandria Real Estate Equities Inc.(b)	124,681	11,560,422
AMB Property Corp.	381,326	20,751,761
BRE Properties Inc. Class A	198,479	9,042,703
Camden Property Trust	205,388	10,310,478
Cousins Properties Inc.(b)	145,137	3,586,335

Duke Realty Corp.	569,737	12,995,701
Equity One Inc.	143,624	3,442,667
Federal Realty Investment Trust(b)	228,841	17,838,156
Health Care REIT Inc.	345,685	15,600,764
Highwoods Properties Inc.	222,892	6,925,254
Hospitality Properties Trust	365,638	12,439,005
Liberty Property Trust	358,474	11,152,126
Macerich Co. (The)	281,755	19,798,924
Mack-Cali Realty Corp.	256,157	9,147,366
Nationwide Health Properties Inc.	370,888	12,517,470
Realty Income Corp.(b)	394,365	10,103,631
Regency Centers Corp.	271,039	17,552,486
UDR Inc.	519,379	12,735,173
Weingarten Realty Investors	290,820	10,015,841

		227,516,263
RETAIL – 3.35%
AnnTaylor Stores Corp.(a)	121,932	2,948,316
Barnes & Noble Inc.	187,476	5,746,139
BJ’s Wholesale Club Inc.(a)	136,983	4,888,923
Bob Evans Farms Inc.	122,049	3,367,332
Borders Group Inc.(b)	228,012	1,338,430
Brinker International Inc.	163,568	3,034,186
CarMax Inc.(a)(b)	518,635	10,071,892
CBRL Group Inc.	36,629	1,310,219
Charming Shoppes Inc.(a)(b)	450,612	2,176,456
Coldwater Creek Inc.(a)(b)	98,311	496,471
Collective Brands Inc.(a)(b)	253,635	3,074,056
Dick’s Sporting Goods Inc.(a)	119,733	3,206,450
Foot Locker Inc.	600,171	7,064,013
MSC Industrial Direct Co. Inc. Class A	66,576	2,812,836
99 Cents Only Stores(a)(b)	182,746	1,807,358
PetSmart Inc.	175,075	3,578,533
Regis Corp.	171,663	4,719,016
Ruby Tuesday Inc.	202,025	1,515,188
Saks Inc.(a)(b)	358,059	4,464,996

		67,620,810
SAVINGS & LOANS – 2.23%
Astoria Financial Corp.	318,036	8,637,858
First Niagara Financial Group Inc.	408,790	5,555,456
New York Community Bancorp Inc.	1,265,340	23,054,495
Washington Federal Inc.	340,441	7,775,672

		45,023,481
SEMICONDUCTORS – 3.03%
Atmel Corp.(a)	1,735,249	6,038,667
Cypress Semiconductor Corp.(a)	423,179	9,991,256
Fairchild Semiconductor International Inc. Class A(a)	485,611	5,788,483
Integrated Device Technology Inc.(a)	740,860	6,615,880
International Rectifier Corp.(a)	282,600	6,075,900
Intersil Corp. Class A	493,630	12,671,482
Lam Research Corp.(a)	242,119	9,253,788
Semtech Corp.(a)	137,309	1,967,638
TriQuint Semiconductor Inc.(a)	555,638	2,811,528

		61,214,622

SOFTWARE – 1.90%
Activision Inc.(a)	480,724	13,128,572
Acxiom Corp.	267,698	3,177,575
Advent Software Inc.(a)	39,677	1,691,034

Broadridge Financial Solutions Inc.	261,490	4,602,224
CSG Systems International Inc.(a)	83,506	949,463
Metavante Technologies Inc.(a)	142,355	2,845,676
Parametric Technology Corp.(a)	319,874	5,111,587
Sybase Inc.(a)(b)	195,135	5,132,051
Wind River Systems Inc.(a)	220,797	1,708,969

		38,347,151
TELECOMMUNICATIONS – 2.60%
ADC Telecommunications Inc.(a)	458,670	5,540,734
ADTRAN Inc.	125,856	2,328,336
Cincinnati Bell Inc.(a)	966,524	4,117,392
CommScope Inc.(a)(b)	151,794	5,286,985
Foundry Networks Inc.(a)(b)	321,284	3,720,469
NeuStar Inc. Class A(a)	180,616	4,782,712
Polycom Inc.(a)	173,072	3,901,043
RF Micro Devices Inc.(a)(b)	1,133,176	3,014,248
Telephone and Data Systems Inc.	414,490	16,277,022
3Com Corp.(a)	1,563,673	3,580,811

		52,549,752
TEXTILES – 0.38%
Mohawk Industries Inc.(a)(b)	107,854	7,723,425

		7,723,425
TRANSPORTATION – 1.70%
Alexander & Baldwin Inc.	161,453	6,955,395
Con-way Inc.	176,551	8,735,743
J.B. Hunt Transport Services Inc.	116,963	3,676,147
Kansas City Southern Industries Inc.(a)(b)	156,068	6,259,887
Overseas Shipholding Group Inc.	37,596	2,633,224
Werner Enterprises Inc.	173,030	3,211,437
YRC Worldwide Inc.(a)(b)	220,228	2,889,391

		34,361,224
TRUCKING & LEASING – 0.36%
GATX Corp.	186,160	7,273,271

		7,273,271
WATER – 0.29%
Aqua America Inc.	311,606	5,851,961

		5,851,961

TOTAL COMMON STOCKS
(Cost: $2,220,978,775)		2,025,447,050

Security	Shares	Value
SHORT-TERM INVESTMENTS – 8.35%

MONEY MARKET FUNDS – 8.35%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.18%(c)(d)	2,283,556	2,283,556
BGI Cash Premier Fund LLC
3.22%(c)(d)(e)	166,454,646	166,454,646

		168,738,202

TOTAL SHORT-TERM INVESTMENTS
(Cost: $168,738,202)		168,738,202

TOTAL INVESTMENTS IN SECURITIES – 108.56%
(Cost: $2,389,716,977)		2,194,185,252
SHORT POSITIONS(f) – (0.41)%

COMMON STOCKS – (0.41)%
Hillenbrand Inc.	(240,458)	(5,314,122)
Hill-Rom Holdings Inc.	(114,335)	(2,971,566)

		(8,285,688)

TOTAL SHORT POSITIONS
(Proceeds: $8,282,049)		(8,285,688)
Other Assets, Less Liabilities – (8.15)%		(164,775,980)

NET ASSETS – 100.00%		$2,021,123,584

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	This security represents an investment of securities lending collateral. See Note 5.

(f)	See Note 1.

See notes to financial statements.

Schedule of Investments

iSHARES® S&P SMALLCAP 600 INDEX FUND

March 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.82%

ADVERTISING – 0.19%
inVentiv Health Inc.(a)	269,945	$7,777,115

		7,777,115
AEROSPACE & DEFENSE – 2.38%
AAR Corp.(a)(b)	315,829	8,612,657
Curtiss-Wright Corp.	372,221	15,439,727
Esterline Technologies Corp.(a)	244,784	12,329,770
GenCorp Inc.(a)(b)	471,210	4,848,751
Kaman Corp.	209,624	5,930,263
Moog Inc. Class A(a)	354,597	14,967,539
Orbital Sciences Corp.(a)	486,400	11,722,240
Teledyne Technologies Inc.(a)(b)	293,981	13,817,107
Triumph Group Inc.	139,109	7,919,475

		95,587,529
AGRICULTURE – 0.28%
Alliance One International Inc.(a)	742,295	4,483,462
Andersons Inc. (The)	150,712	6,723,262

		11,206,724
AIRLINES – 0.30%
Frontier Airlines Holdings Inc.(a)(b)	310,797	786,316
Mesa Air Group Inc.(a)	225,944	530,968
SkyWest Inc.	505,095	10,667,606

		11,984,890
APPAREL – 2.05%
Crocs Inc.(a)(b)	686,270	11,989,137
Deckers Outdoor Corp.(a)(b)	108,271	11,673,779
Gymboree Corp.(a)(b)	238,613	9,515,886
Iconix Brand Group Inc.(a)(b)	477,819	8,290,160
K-Swiss Inc. Class A	223,659	3,538,285
Maidenform Brands Inc.(a)	157,373	2,560,459
Oxford Industries Inc.	115,952	2,612,399
Perry Ellis International Inc.(a)	94,206	2,056,517
Quiksilver Inc.(a)	1,039,546	10,197,946
SKECHERS U.S.A. Inc. Class A(a)	271,171	5,480,366
Volcom Inc.(a)	121,480	2,455,111
Wolverine World Wide Inc.	419,002	12,155,248

		82,525,293
AUTO MANUFACTURERS – 0.06%
Wabash National Corp.	256,139	2,302,690

		2,302,690
AUTO PARTS & EQUIPMENT – 0.17%
Spartan Motors Inc.	272,317	2,303,802
Standard Motor Products Inc.	98,308	601,645
Superior Industries International Inc.	193,133	4,007,510

		6,912,957

BANKS – 6.14%
Bank Mutual Corp.	404,837	4,347,949
Boston Private Financial Holdings Inc.	312,032	3,304,419
Cascade Bancorp(b)	233,501	2,232,270
Central Pacific Financial Corp.	239,521	4,514,971
Columbia Banking System Inc.	149,471	3,345,161
Community Bank System Inc.	246,626	6,057,135
Corus Bankshares Inc.(b)	263,046	2,559,438
East West Bancorp Inc.	525,686	9,330,926
First BanCorp (Puerto Rico)	631,621	6,417,269
First Commonwealth Financial Corp.	529,984	6,142,515
First Financial Bancorp	254,402	3,421,707
First Midwest Bancorp Inc.	404,144	11,223,079
Frontier Financial Corp.(b)	343,908	6,080,293
Glacier Bancorp Inc.	448,656	8,600,736
Hancock Holding Co.	201,046	8,447,953
Hanmi Financial Corp.	317,072	2,343,162
Independent Bank Corp. (Michigan)	166,090	1,724,014
Irwin Financial Corp.	155,858	827,606
Nara Bancorp Inc.	182,462	2,370,181
National Penn Bancshares Inc.	661,907	12,040,088
Old National Bancorp	552,664	9,947,952
PrivateBancorp Inc.(b)	205,437	6,465,102
Prosperity Bancshares Inc.	320,109	9,174,324
Provident Bankshares Corp.	262,571	2,820,013
Signature Bank(a)	247,274	6,305,487
South Financial Group Inc. (The)(b)	604,413	8,981,577
Sterling Bancorp	149,309	2,318,769
Sterling Bancshares Inc.	608,716	6,050,637
Sterling Financial Corp. (Washington)	430,208	6,715,547
Susquehanna Bancshares Inc.	715,454	14,573,798
TrustCo Bank Corp. NY	628,955	5,591,410
UCBH Holdings Inc.	869,613	6,748,197
UMB Financial Corp.	299,261	12,329,553
Umpqua Holdings Corp.	500,014	7,755,217
United Bancshares Inc.	320,501	8,541,352
United Community Banks Inc.(b)	340,853	5,787,684
Whitney Holding Corp.	539,018	13,362,256
Wilshire Bancorp Inc.	146,060	1,115,898
Wintrust Financial Corp.	196,062	6,852,367

		246,768,012
BEVERAGES – 0.16%
Boston Beer Co. Inc. Class A(a)	84,802	4,031,487
Peet’s Coffee & Tea Inc.(a)	104,581	2,458,699

		6,490,186
BIOTECHNOLOGY – 1.25%
ArQule Inc.(a)	286,730	1,227,204
Cambrex Corp.	242,695	1,681,876
CryoLife Inc.(a)	207,249	1,948,141
Enzo Biochem Inc.(a)(b)	259,657	2,360,282
Integra LifeSciences Holdings Corp.(a)(b)	153,550	6,674,818
LifeCell Corp.(a)	256,108	10,764,219
Martek Biosciences Corp.(a)(b)	273,606	8,364,135
Regeneron Pharmaceuticals Inc.(a)	519,456	9,968,361
Savient Pharmaceuticals Inc.(a)(b)	365,695	7,313,900

		50,302,936

BUILDING MATERIALS – 1.41%
Apogee Enterprises Inc.	241,979	3,726,477
Drew Industries Inc.(a)	151,445	3,704,345
Lennox International Inc.	504,084	18,131,901
NCI Building Systems Inc.(a)(b)	163,402	3,954,328
Simpson Manufacturing Co. Inc.(b)	311,102	8,455,752
Texas Industries Inc.(b)	227,665	13,684,943
Universal Forest Products Inc.	157,596	5,074,591

		56,732,337
CHEMICALS – 1.54%
A. Schulman Inc.	232,395	4,771,069
Arch Chemicals Inc.	206,782	7,704,697
Georgia Gulf Corp.(b)	288,042	1,996,131
H.B. Fuller Co.	478,741	9,771,104
NewMarket Corp.	114,421	8,633,064
OM Group Inc.(a)	250,290	13,650,817
OMNOVA Solutions Inc.(a)	355,933	1,420,173
Penford Corp.	93,635	2,034,689
PolyOne Corp.(a)	775,607	4,940,617
Quaker Chemical Corp.	85,170	2,664,969
Tronox Inc. Class B	343,412	1,339,307
Zep Inc.	177,663	2,881,694

		61,808,331
COAL – 0.87%
Massey Energy Co.	669,938	24,452,737
Patriot Coal Corp.(a)(b)	221,197	10,389,623

		34,842,360
COMMERCIAL SERVICES – 5.05%
Aaron Rents Inc.	446,318	9,613,690
ABM Industries Inc.	367,761	8,252,557
Administaff Inc.	190,063	4,487,387
AMN Healthcare Services Inc.(a)	250,797	3,867,290
Arbitron Inc.(b)	235,703	10,172,941
Bankrate Inc.(a)(b)	109,949	5,485,356
Bowne & Co. Inc.	217,704	3,319,986
Bright Horizons Family Solutions Inc.(a)	218,876	9,420,423
CDI Corp.	113,081	2,832,679
Chemed Corp.	201,053	8,484,437
Coinstar Inc.(a)(b)	230,776	6,494,037
Consolidated Graphics Inc.(a)	92,080	5,161,084
CPI Corp.	44,932	775,976
Cross Country Healthcare Inc.(a)	265,134	3,279,708
Gevity HR Inc.	195,470	1,692,770
Healthcare Services Group Inc.	357,371	7,376,137
Heidrick & Struggles International Inc.	143,893	4,680,839
Hillenbrand Inc.	517,208	11,430,297
HMS Holdings Corp.(a)	183,250	5,231,787
Kendle International Inc.(a)(b)	107,070	4,809,584
Live Nation Inc.(a)(b)	623,938	7,568,368
MAXIMUS Inc.	154,030	5,654,441
Midas Inc.(a)(b)	119,294	2,050,664
On Assignment Inc.(a)	294,374	1,869,275
PAREXEL International Corp.(a)(b)	468,413	12,225,579
PharmaNet Development Group Inc.(a)(b)	157,950	3,985,078
Pre-Paid Legal Services Inc.(a)	70,439	2,987,318
Rewards Network Inc.(a)	224,699	1,006,652
Spherion Corp.(a)	467,378	2,860,353
StarTek Inc.(a)	93,922	865,022
TrueBlue Inc.(a)	365,047	4,906,232
Universal Technical Institute Inc.(a)(b)	174,212	2,043,507

Viad Corp.	170,919	6,154,793
Volt Information Sciences Inc.(a)	109,732	1,861,055
Watson Wyatt Worldwide Inc.	352,221	19,988,542
Wright Express Corp.(a)	326,859	10,044,377

		202,940,221
COMPUTERS – 2.49%
Agilysys Inc.	186,968	2,168,829
Ansoft Corp.(a)	132,139	4,032,882
CACI International Inc. Class A(a)(b)	250,436	11,407,360
Catapult Communications Corp.(a)	73,006	375,981
CIBER Inc.(a)	445,912	2,184,969
FactSet Research Systems Inc.	353,283	19,031,355
Hutchinson Technology Inc.(a)	219,430	3,491,131
Manhattan Associates Inc.(a)	203,972	4,677,078
Mercury Computer Systems Inc.(a)(b)	189,260	1,063,641
MICROS Systems Inc.(a)	682,388	22,969,180
MTS Systems Corp.	146,652	4,730,994
Radiant Systems Inc.(a)	224,979	3,142,957
RadiSys Corp.(a)	187,121	1,888,051
SI International Inc.(a)	109,110	2,093,821
Stratasys Inc.(a)(b)	174,437	3,104,979
Sykes Enterprises Inc.(a)	272,726	4,797,250
Synaptics Inc.(a)	200,077	4,777,839
Tyler Technologies Inc.(a)(b)	284,578	3,978,400

		99,916,697
COSMETICS & PERSONAL CARE – 0.26%
Chattem Inc.(a)	159,510	10,581,893

		10,581,893
DISTRIBUTION & WHOLESALE – 1.78%
Brightpoint Inc.(a)	428,499	3,582,252
Building Materials Holding Corp.(b)	1,448	6,342
LKQ Corp.(a)	951,587	21,382,160
Owens & Minor Inc.	340,696	13,402,981
Pool Corp.(b)	397,342	7,505,790
ScanSource Inc.(a)	216,031	7,818,162
United Stationers Inc.(a)(b)	194,619	9,283,326
Watsco Inc.	204,958	8,489,360

		71,470,373
DIVERSIFIED FINANCIAL SERVICES – 1.23%
Financial Federal Corp.	212,113	4,626,185
Investment Technology Group Inc.(a)	363,453	16,784,260
LaBranche & Co. Inc.(a)	450,270	1,958,674
optionsXpress Holdings Inc.	367,363	7,608,088
Piper Jaffray Companies(a)	130,458	4,430,354
Portfolio Recovery Associates Inc.(b)	126,538	5,427,215
SWS Group Inc.	184,998	2,262,526
TradeStation Group Inc.(a)	237,898	2,026,891
World Acceptance Corp.(a)	140,686	4,480,849

		49,605,042
ELECTRIC – 1.38%
ALLETE Inc.(b)	215,610	8,326,858
Avista Corp.	441,374	8,633,275
Central Vermont Public Service Corp.	85,484	2,043,068
CH Energy Group Inc.	112,872	4,390,721

Cleco Corp.	500,929	11,110,605
El Paso Electric Co.(a)	375,918	8,033,368
UIL Holdings Corp.	209,337	6,307,324
UniSource Energy Corp.	294,672	6,559,399

		55,404,618

ELECTRICAL COMPONENTS & EQUIPMENT – 0.77%
Advanced Energy Industries Inc.(a)	298,213	3,954,304
Belden Inc.	367,326	12,973,954
C&D Technologies Inc.(a)(b)	216,049	1,084,566
Greatbatch Inc.(a)(b)	188,746	3,474,814
Littelfuse Inc.(a)	189,109	6,613,142
Magnetek Inc.(a)	256,326	881,761
Vicor Corp.	158,854	1,896,717

		30,879,258
ELECTRONICS – 5.98%
Analogic Corp.	111,521	7,420,607
Bel Fuse Inc. Class B	99,114	2,761,316
Benchmark Electronics Inc.(a)	575,706	10,333,923
Brady Corp. Class A	452,178	15,116,311
Checkpoint Systems Inc.(a)	331,895	8,911,381
CTS Corp.	281,100	3,007,770
Cubic Corp.	128,719	3,659,481
Cymer Inc.(a)(b)	252,248	6,568,538
Daktronics Inc.	280,599	5,025,528
Dionex Corp.(a)(b)	154,545	11,898,420
Electro Scientific Industries Inc.(a)	233,064	3,840,895
FARO Technologies Inc.(a)	138,956	4,332,648
FEI Co.(a)(b)	303,416	6,623,571
FLIR Systems Inc.(a)(b)	1,142,303	34,371,897
Itron Inc.(a)(b)	255,296	23,035,358
Keithley Instruments Inc.	114,529	1,110,931
LoJack Corp.(a)	154,461	1,952,387
Methode Electronics Inc.	315,429	3,687,365
Park Electrochemical Corp.	169,019	4,369,141
Photon Dynamics Inc.(a)	146,922	1,557,373
Planar Systems Inc.(a)	149,085	597,831
Plexus Corp.(a)	386,778	10,849,123
Rogers Corp.(a)	149,125	4,982,266
Sonic Solutions Inc.(a)(b)	219,803	2,121,099
Technitrol Inc.	340,533	7,876,528
Trimble Navigation Ltd.(a)(b)	1,008,419	28,830,699
TTM Technologies Inc.(a)	353,584	4,002,571
Watts Water Technologies Inc. Class A	246,626	6,912,927
Woodward Governor Co.	493,564	13,188,030
X-Rite Inc.(a)	242,626	1,448,477

		240,394,392
ENERGY - ALTERNATE SOURCES – 0.12%
Headwaters Inc.(a)(b)	349,779	4,613,585

		4,613,585
ENGINEERING & CONSTRUCTION – 1.18%
EMCOR Group Inc.(a)	542,982	12,059,630
Insituform Technologies Inc. Class A(a)	229,542	3,174,566
Shaw Group Inc. (The)(a)(b)	680,156	32,062,554

		47,296,750
ENTERTAINMENT – 0.20%
Pinnacle Entertainment Inc.(a)(b)	498,409	6,379,635
Shuffle Master Inc.(a)(b)	294,233	1,574,147

		7,953,782

ENVIRONMENTAL CONTROL – 0.66%
Tetra Tech Inc.(a)	489,370	9,547,609
Waste Connections Inc.(a)	558,218	17,159,621

		26,707,230

FOOD – 2.16%
Flowers Foods Inc.	651,321	16,120,195
Great Atlantic & Pacific Tea Co. Inc. (The)(a)(b)	191,670	5,025,587
Hain Celestial Group Inc.(a)	333,755	9,845,772
J&J Snack Foods Corp.	116,628	3,203,771
Lance Inc.	260,536	5,106,506
Nash Finch Co.	109,336	3,715,237
Performance Food Group Co.(a)	296,213	9,680,241
Ralcorp Holdings Inc.(a)	216,176	12,570,634
Sanderson Farms Inc.	128,101	4,869,119
Spartan Stores Inc.	182,751	3,810,358
TreeHouse Foods Inc.(a)	259,611	5,934,707
United Natural Foods Inc.(a)	358,872	6,714,495

		86,596,622
FOREST PRODUCTS & PAPER – 0.66%
Buckeye Technologies Inc.(a)	327,131	3,650,782
Caraustar Industries Inc.(a)	374	505
Deltic Timber Corp.	87,752	4,887,786
Neenah Paper Inc.	124,101	3,199,324
Rock-Tenn Co. Class A	278,493	8,346,435
Schweitzer-Mauduit International Inc.	129,094	2,987,235
Wausau Paper Corp.	418,634	3,457,917

		26,529,984
GAS – 3.15%
Atmos Energy Corp.	748,760	19,093,380
Laclede Group Inc. (The)	181,430	6,464,351
New Jersey Resources Corp.	348,274	10,813,908
Northwest Natural Gas Co.	219,852	9,550,371
Piedmont Natural Gas Co.	611,033	16,045,727
South Jersey Industries Inc.	246,634	8,659,320
Southern Union Co.	1,030,176	23,972,196
Southwest Gas Corp.	358,340	10,019,186
UGI Corp.	888,561	22,142,940

		126,761,379
HAND & MACHINE TOOLS – 0.50%
Baldor Electric Co.	382,865	10,720,220
Regal Beloit Corp.	260,978	9,559,624

		20,279,844
HEALTH CARE - PRODUCTS – 4.23%
Abaxis Inc.(a)	180,075	4,172,338
American Medical Systems Holdings Inc.(a)(b)	603,131	8,558,429
ArthroCare Corp.(a)(b)	221,352	7,382,089
BIOLASE Technology Inc.(a)	201,915	623,917
CONMED Corp.(a)(b)	237,848	6,098,423
Cooper Companies Inc. (The)	374,491	12,893,725
Cyberonics Inc.(a)(b)	186,859	2,709,455
Datascope Corp.	107,715	4,462,632
Haemonetics Corp.(a)	213,285	12,707,520
ICU Medical Inc.(a)	101,681	2,925,362
IDEXX Laboratories Inc.(a)	507,321	24,990,632
Immucor Inc.(a)	582,457	12,429,632
Invacare Corp.	266,767	5,943,569
Kensey Nash Corp.(a)	99,376	2,876,935
LCA-Vision Inc.(b)	151,602	1,895,025
Mentor Corp.(b)	280,796	7,222,073
Meridian Bioscience Inc.	333,653	11,154,020

Merit Medical Systems Inc.(a)	227,391	3,599,600
Osteotech Inc.(a)	148,600	705,850
Palomar Medical Technologies Inc.(a)	153,535	2,318,378
PSS World Medical Inc.(a)(b)	538,349	8,968,894

SurModics Inc.(a)(b)	127,704	5,348,244
Symmetry Medical Inc.(a)	294,901	4,895,357
Vital Sign Inc.	66,293	3,357,740
West Pharmaceutical Services Inc.	267,362	11,825,421

		170,065,260
HEALTH CARE - SERVICES – 2.66%
Air Methods Corp.(a)	88,014	4,257,237
Amedisys Inc.(a)(b)	220,389	8,670,103
AMERIGROUP Corp.(a)	445,246	12,168,573
AmSurg Corp.(a)	261,240	6,186,163
Centene Corp.(a)	363,454	5,066,549
Gentiva Health Services Inc.(a)	234,093	5,093,864
Healthways Inc.(a)	298,957	10,565,140
LHC Group Inc.(a)	120,593	2,025,962
Matria Healthcare Inc.(a)	178,320	3,976,536
MedCath Corp.(a)	113,205	2,060,331
Molina Healthcare Inc.(a)(b)	118,504	2,893,868
Odyssey Healthcare Inc.(a)	272,423	2,451,807
Pediatrix Medical Group Inc.(a)	403,837	27,218,614
RehabCare Group Inc.(a)	150,506	2,257,590
Res-Care Inc.(a)	210,932	3,617,484
Sunrise Senior Living Inc.(a)(b)	372,949	8,309,304

		106,819,125
HOME BUILDERS – 0.64%
Champion Enterprises Inc.(a)(b)	645,723	6,476,602
Coachmen Industries Inc.	202	602
Fleetwood Enterprises Inc.(a)(b)	537,850	2,474,110
M/I Homes Inc.	103,298	1,754,000
Meritage Homes Corp.(a)(b)	218,828	4,227,757
Monaco Coach Corp.(b)	249,931	2,369,346
Skyline Corp.	56,272	1,565,487
Standard-Pacific Corp.(b)	539,728	2,623,078
Winnebago Industries Inc.(b)	241,480	4,081,012

		25,571,994
HOME FURNISHINGS – 0.40%
Audiovox Corp. Class A(a)	151,674	1,619,878
Bassett Furniture Industries Inc.	98,467	1,215,083
Ethan Allen Interiors Inc.	241,655	6,870,252
La-Z-Boy Inc.(b)	429,476	3,581,830
Universal Electronics Inc.(a)	121,705	2,946,478

		16,233,521
HOUSEHOLD PRODUCTS & WARES – 0.58%
Central Garden & Pet Co. Class A(a)(b)	599,790	2,663,068
Fossil Inc.(a)(b)	384,039	11,728,551
Russ Berrie and Co. Inc.(a)	138,957	1,953,735
Spectrum Brands Inc.(a)(b)	337,499	1,542,370
Standard Register Co. (The)	106,384	828,731
WD-40 Co.	141,184	4,694,368

		23,410,823
HOUSEWARES – 0.42%
Libbey Inc.	120,801	2,034,289
National Presto Industries Inc.	39,305	2,059,582
Toro Co. (The)	311,851	12,907,513

		17,001,384
INSURANCE – 3.01%
Delphi Financial Group Inc. Class A	357,491	10,449,462
Hilb Rogal & Hobbs Co.	306,307	9,639,481
Infinity Property and Casualty Corp.	134,665	5,602,064

LandAmerica Financial Group Inc.	127,413	5,028,991
Navigators Group Inc. (The)(a)	110,928	6,034,483
Philadelphia Consolidated Holding Corp.(a)	486,052	15,650,874
Presidential Life Corp.	180,344	3,145,199
ProAssurance Corp.(a)(b)	268,067	14,430,047
RLI Corp.	150,985	7,484,326
Safety Insurance Group Inc.	134,962	4,606,253
SCPIE Holdings Inc.(a)	65,391	1,801,522
Selective Insurance Group Inc.	448,456	10,709,129
Stewart Information Services Corp.	149,859	4,194,553
Tower Group Inc.	168,392	4,238,427
Triad Guaranty Inc.(a)(b)	616	3,080
United Fire & Casualty Co.	180,626	6,755,412
Zenith National Insurance Corp.	308,901	11,077,190

		120,850,493
INTERNET – 1.58%
Blue Coat Systems Inc.(a)	318,081	7,010,505
Blue Nile Inc.(a)(b)	131,307	7,110,274
CyberSource Corp.(a)	573,034	8,372,027
DealerTrack Holdings Inc.(a)	248,528	5,025,236
InfoSpace Inc.	287,000	3,320,590
j2 Global Communications Inc.(a)	405,172	9,043,439
Knot Inc. (The)(a)	230,691	2,710,619
PCTEL Inc.(a)	183,893	1,250,472
Perficient Inc.(a)(b)	266,041	2,112,366
Secure Computing Corp.(a)	476,160	3,071,232
Stamps.com Inc.(a)	135,457	1,389,789
United Online Inc.	565,345	5,970,043
Websense Inc.(a)	377,917	7,085,944

		63,472,536
IRON & STEEL – 0.09%
Gibraltar Industries Inc.	249,001	2,920,782
Material Sciences Corp.(a)	103,948	806,636

		3,727,418
LEISURE TIME – 0.66%
Arctic Cat Inc.	99,989	728,920
Multimedia Games Inc.(a)(b)	193,847	1,035,143
Nautilus Inc.	266,604	877,127
Polaris Industries Inc.(b)	279,888	11,478,207
WMS Industries Inc.(a)(b)	345,565	12,429,973

		26,549,370
LODGING – 0.14%
Marcus Corp.	175,492	3,369,446
Monarch Casino & Resort Inc.(a)	118,340	2,095,801

		5,465,247
MACHINERY – 2.04%
Albany International Corp. Class A	219,246	7,923,550
Applied Industrial Technologies Inc.	301,871	9,022,924
Astec Industries Inc.(a)	159,441	6,179,933
Briggs & Stratton Corp.	413,847	7,407,861
Cascade Corp.	75,696	3,732,570
Cognex Corp.	361,137	7,883,621
Gardner Denver Inc.(a)	441,881	16,393,785
Gerber Scientific Inc.(a)	197,696	1,757,517
Intevac Inc.(a)	179,906	2,329,783
Lindsay Corp.(b)	98,542	10,097,599
Robbins & Myers Inc.	287,053	9,372,280

		82,101,423

MANUFACTURING – 1.78%
A.O. Smith Corp.	180,186	5,922,714
Acuity Brands Inc.	351,652	15,103,453
Barnes Group Inc.	378,664	8,690,339
Ceradyne Inc.(a)	227,517	7,271,443
CLARCOR Inc.	427,671	15,203,704
EnPro Industries Inc.(a)	179,942	5,612,391
Griffon Corp.(a)	218,045	1,875,187
Lydall Inc.(a)	138,046	1,580,627
Myers Industries Inc.	234,271	3,075,978
Standex International Corp.	104,560	2,335,870
Sturm, Ruger & Co. Inc.(a)	172,453	1,421,013
Tredegar Corp.	179,235	3,263,869

		71,356,588
MEDIA – 0.09%
A.H. Belo Corp. Class A(a)	147,090	1,681,239
4Kids Entertainment Inc.(a)	109,509	1,069,902
Radio One Inc. Class D(a)	672,506	1,022,209

		3,773,350
METAL FABRICATE & HARDWARE – 1.31%
A.M. Castle & Co.	136,493	3,685,311
Kaydon Corp.	231,607	10,169,863
Lawson Products Inc.	34,885	961,082
Mueller Industries Inc.	308,817	8,909,370
Quanex Corp.	310,452	16,062,786
Valmont Industries Inc.	144,747	12,721,814

		52,510,226
MINING – 0.87%
AMCOL International Corp.	185,097	5,780,579
Brush Engineered Materials Inc.(a)	169,817	4,359,202
Century Aluminum Co.(a)	242,358	16,053,794
RTI International Metals Inc.(a)	192,751	8,714,273

		34,907,848
OFFICE FURNISHINGS – 0.16%
Interface Inc. Class A	466,060	6,548,143

		6,548,143
OIL & GAS – 4.11%
Atwood Oceanics Inc.(a)	229,730	21,070,836
Cabot Oil & Gas Corp.	813,677	41,367,339
Penn Virginia Corp.	346,547	15,279,257
Petroleum Development Corp.(a)	124,074	8,594,606
PetroQuest Energy Inc.(a)	360,405	6,249,423
Pioneer Drilling Co.(a)	414,336	6,600,372
St. Mary Land & Exploration Co.	524,547	20,195,060
Stone Energy Corp.(a)	235,554	12,321,830
Swift Energy Co.(a)(b)	251,750	11,326,233
Unit Corp.(a)	392,373	22,227,930

		165,232,886
OIL & GAS SERVICES – 4.00%
Basic Energy Services Inc.(a)	186,908	4,126,929
CARBO Ceramics Inc.(b)	169,937	6,814,474
Dril-Quip Inc.(a)	227,556	10,574,527
Gulf Island Fabrication Inc.	91,333	2,623,084
Helix Energy Solutions Group Inc.(a)	763,012	24,034,878
Hornbeck Offshore Services Inc.(a)(b)	192,333	8,783,848
ION Geophysical Corp.(a)(b)	688,639	9,503,218
Lufkin Industries Inc.	121,892	7,779,147
Matrix Service Co.(a)	222,266	3,818,530

NATCO Group Inc. Class A(a)	155,249	7,257,891
Oceaneering International Inc.(a)	458,415	28,880,145
SEACOR Holdings Inc.(a)	187,995	16,047,253
Superior Well Services Inc.(a)	130,680	2,857,972
Tetra Technologies Inc.(a)	619,848	9,818,392
W-H Energy Services Inc.(a)(b)	256,799	17,680,611

		160,600,899
PACKAGING & CONTAINERS – 0.02%
Chesapeake Corp.	168,313	809,586

		809,586
PHARMACEUTICALS – 1.28%
Alpharma Inc. Class A(a)	367,653	9,636,185
Cubist Pharmaceuticals Inc.(a)	468,311	8,626,289
HealthExtras Inc.(a)	309,643	7,691,532
Mannatech Inc.(b)	129,264	921,652
Noven Pharmaceuticals Inc.(a)(b)	205,610	1,846,378
PetMed Express Inc.(a)	202,019	2,240,391
PharMerica Corp.(a)	252,849	4,189,708
Salix Pharmaceuticals Ltd.(a)	395,981	2,486,761
Sciele Pharma Inc.(a)(b)	302,089	5,890,736
Theragenics Corp.(a)	278,768	1,098,346
USANA Health Sciences Inc.(a)(b)	69,440	1,529,763
ViroPharma Inc.(a)(b)	581,811	5,201,390

		51,359,131
REAL ESTATE – 0.18%
Forestar Real Estate Group Inc.(a)(b)	296,443	7,384,395

		7,384,395
REAL ESTATE INVESTMENT TRUSTS – 5.69%
Acadia Realty Trust(b)	267,985	6,471,838
BioMed Realty Trust Inc.	546,013	13,044,251
Colonial Properties Trust	393,714	9,468,822
Deerfield Capital Corp.	54,369	76,660
DiamondRock Hospitality Co.	788,972	9,996,275
EastGroup Properties Inc.	198,174	9,207,164
Entertainment Properties Trust(b)	251,137	12,388,588
Essex Property Trust Inc.(b)	212,406	24,210,036
Extra Space Storage Inc.	552,931	8,951,953
Home Properties Inc.	271,536	13,031,013
Inland Real Estate Corp.(b)	487,668	7,417,430
Kilroy Realty Corp.	273,790	13,445,827
Kite Realty Group Trust	241,987	3,387,818
Lexington Realty Trust	510,594	7,357,660
LTC Properties Inc.	169,152	4,348,898
Medical Properties Trust Inc.	538,859	6,099,884
Mid-America Apartment Communities Inc.(b)	214,577	10,694,518
National Retail Properties Inc.	603,789	13,313,547
Parkway Properties Inc.	126,787	4,686,048
Pennsylvania Real Estate Investment Trust	327,236	7,981,286
PS Business Parks Inc.	127,478	6,616,108
Senior Housing Properties Trust(b)	789,904	18,720,725
Sovran Self Storage Inc.	181,222	7,739,992
Tanger Factory Outlet Centers Inc.(b)	260,894	10,036,592

		228,692,933
RETAIL – 6.43%
Big 5 Sporting Goods Corp.	181,633	1,592,921
Brown Shoe Co. Inc.	368,903	5,559,368
Buffalo Wild Wings Inc.(a)(b)	127,959	3,134,996
Cabela’s Inc. Class A(a)(b)	329,440	4,664,870
California Pizza Kitchen Inc.(a)(b)	243,961	3,198,329

Casey’s General Store Inc.	422,167	9,540,974
Cash America International Inc.	243,183	8,851,861
Cato Corp. Class A	259,847	3,882,114
CEC Entertainment Inc.(a)	221,837	6,406,653
Charlotte Russe Holding Inc.(a)	207,392	3,596,177
Children’s Place Retail Stores Inc. (The)(a)(b)	196,201	4,818,697
Christopher & Banks Corp.	296,456	2,961,595
CKE Restaurants Inc.	456,145	5,117,947
Dress Barn Inc.(a)(b)	376,198	4,868,002
Finish Line Inc. (The) Class A(b)	402,711	1,916,904
First Cash Financial Services Inc.(a)	227,736	2,352,513
Fred’s Inc.	335,662	3,440,536
Genesco Inc.(a)(b)	190,135	4,394,020
Group 1 Automotive Inc.	192,093	4,510,344
Haverty Furniture Companies Inc.	181,780	1,934,139
Hibbett Sports Inc.(a)(b)	253,845	3,919,367
Hot Topic Inc.(a)(b)	363,293	1,565,793
IHOP Corp.(b)	125,108	5,992,673
Insight Enterprises Inc.(a)	405,697	7,099,698
Jack in the Box Inc.(a)	495,879	13,324,269
Jo-Ann Stores Inc.(a)(b)	207,715	3,059,642
Jos. A. Bank Clothiers Inc.(a)(b)	151,192	3,099,436
Landry’s Restaurants Inc.(b)	103,603	1,686,657
Lithia Motors Inc. Class A	133,613	1,357,508
Longs Drug Stores Corp.	263,786	11,200,354
MarineMax Inc.(a)(b)	153,820	1,916,597
Men’s Wearhouse Inc. (The)	435,813	10,141,369
Movado Group Inc.	161,452	3,146,699
O’Charley’s Inc.	183,672	2,115,901
P.F. Chang’s China Bistro Inc.(a)(b)	201,661	5,735,239
Panera Bread Co. Class A(a)(b)	250,742	10,503,582
Papa John’s International Inc.(a)	172,528	4,176,903
Pep Boys - Manny, Moe & Jack (The)	345,068	3,436,877
Red Robin Gourmet Burgers Inc.(a)(b)	139,710	5,248,905
Ruth’s Chris Steak House Inc.(a)	165,363	1,142,658
School Specialty Inc.(a)(b)	143,582	4,528,576
Select Comfort Corp.(a)(b)	369,744	1,331,078
Sonic Automotive Inc.	245,054	5,035,860
Sonic Corp.(a)	506,195	11,156,538
Stage Stores Inc.	345,449	5,596,274
Steak n Shake Co. (The)(a)	236,481	1,861,105
Stein Mart Inc.(b)	214,082	1,203,141
Texas Roadhouse Inc. Class A(a)(b)	448,905	4,399,269
Tractor Supply Co.(a)	271,798	10,741,457
Triarc Companies Inc. Class B	512,787	3,543,358
Tuesday Morning Corp.(a)	252,710	1,309,038
Tween Brands Inc.(a)	205,704	5,089,117
World Fuel Services Corp.	238,003	6,680,744
Zale Corp.(a)(b)	355,912	7,032,821
Zumiez Inc.(a)(b)	149,486	2,345,435

		258,466,898
SAVINGS & LOANS – 0.67%
Anchor BanCorp Wisconsin Inc.	146,973	2,788,078
BankAtlantic Bancorp Inc. Class A	343,850	1,344,454

BankUnited Financial Corp. Class A(b)	260,895	1,307,084
Brookline Bancorp Inc.	484,972	5,567,479
Dime Community Bancshares Inc.	209,049	3,654,177
Downey Financial Corp.(b)	162,204	2,981,310
FirstFed Financial Corp.(a)(b)	114,142	3,098,955
Flagstar Bancorp Inc.	307,870	2,222,821
Franklin Bank Corp.(a)	211,170	639,845
Guaranty Financial Group Inc.(a)	297,006	3,154,204

		26,758,407

SEMICONDUCTORS – 3.10%
Actel Corp.(a)	221,268	3,387,613
ATMI Inc.(a)	276,290	7,689,151
Axcelis Technologies Inc.(a)	849,411	4,756,702
Brooks Automation Inc.(a)	546,876	5,315,635
Cabot Microelectronics Corp.(a)(b)	197,305	6,343,356
Cohu Inc.	192,713	3,131,586
Diodes Inc.(a)	267,795	5,880,778
DSP Group Inc.(a)	269,167	3,429,188
Exar Corp.(a)	387,880	3,192,252
Kopin Corp.(a)	564,995	1,502,887
Kulicke and Soffa Industries Inc.(a)	445,088	2,127,521
Micrel Inc.	430,350	3,989,345
Microsemi Corp.(a)(b)	650,900	14,840,520
MKS Instruments Inc.(a)	381,445	8,162,923
Pericom Semiconductor Corp.(a)	218,639	3,209,621
Photronics Inc.(a)	348,611	3,329,235
Rudolph Technologies Inc.(a)	254,439	2,485,869
Skyworks Solutions Inc.(a)	1,349,306	9,822,948
Standard Microsystems Corp.(a)	194,772	5,683,447
Supertex Inc.(a)	107,069	2,185,278
Ultratech Inc.(a)	196,100	1,884,521
Varian Semiconductor Equipment Associates Inc.(a)(b)	631,709	17,782,608
Veeco Instruments Inc.(a)	264,967	4,406,401

		124,539,385
SOFTWARE – 3.99%
Allscripts Healthcare Solutions Inc.(a)(b)	473,879	4,890,431
ANSYS Inc.(a)	652,003	22,507,144
Avid Technology Inc.(a)(b)	268,667	6,539,355
Blackbaud Inc.	375,038	9,105,923
Captaris Inc.(a)	223,615	988,378
Concur Technologies Inc.(a)(b)	366,690	11,385,725
Digi International Inc.(a)	214,474	2,475,030
Epicor Software Corp.(a)	485,575	5,438,440
EPIQ Systems Inc.(a)	257,537	3,996,974
Informatica Corp.(a)(b)	732,665	12,499,265
JDA Software Group Inc.(a)	220,400	4,022,300
ManTech International Corp. Class A(a)	162,957	7,391,730
Omnicell Inc.(a)	287,167	5,772,057
Phase Forward Inc.(a)	352,165	6,014,978
Phoenix Technologies Ltd.(a)	228,841	3,583,650
Progress Software Corp.(a)	350,274	10,480,198
Quality Systems Inc.(b)	146,191	4,366,725
Smith Micro Software Inc.(a)(b)	251,670	1,540,220
SPSS Inc.(a)	147,927	5,736,609
SYNNEX Corp.(a)	141,217	2,996,625
Take-Two Interactive Software Inc.(a)	639,802	16,327,747
THQ Inc.(a)(b)	553,667	12,069,941

		160,129,445
STORAGE & WAREHOUSING – 0.14%
Mobile Mini Inc.(a)(b)	288,308	5,477,852

		5,477,852
TELECOMMUNICATIONS – 1.87%
Adaptec Inc.(a)	1,004,655	2,953,686
Anixter International Inc.(a)(b)	251,382	16,098,503
Applied Signal Technology Inc.	105,580	1,245,844
ARRIS Group Inc.(a)	1,125,377	6,549,694
Black Box Corp.	147,116	4,538,529
Comtech Telecommunications Corp.(a)	201,604	7,862,556

Ditech Networks Inc.(a)	218,134	641,314
FairPoint Communications Inc.	741,508	6,688,402
General Communication Inc. Class A(a)	378,532	2,324,186
Harmonic Inc.(a)	775,681	5,895,176
NETGEAR Inc.(a)	294,056	5,866,417
Network Equipment Technologies Inc.(a)	243,938	1,602,673
Newport Corp.(a)(b)	299,422	3,344,544
Novatel Wireless Inc.(a)(b)	273,366	2,646,183
Symmetricom Inc.(a)	383,631	1,338,872
Tollgrade Communications Inc.(a)	109,761	575,148
Viasat Inc.(a)	220,741	4,794,495

		74,966,222
TEXTILES – 0.29%
Angelica Corp.	81,004	1,453,212
G&K Services Inc. Class A	165,837	5,905,456
UniFirst Corp.	118,895	4,409,816

		11,768,484
TOYS, GAMES & HOBBIES – 0.24%
JAKKS Pacific Inc.(a)(b)	238,337	6,570,951
RC2 Corp.(a)	149,537	3,135,791

		9,706,742
TRANSPORTATION – 2.65%
Arkansas Best Corp.	209,539	6,675,913
Bristow Group Inc.(a)	198,979	10,679,203
Forward Air Corp.	239,827	8,499,469
Heartland Express Inc.	472,109	6,732,274
Hub Group Inc. Class A(a)	313,304	10,304,569
Kirby Corp.(a)	447,173	25,488,861
Knight Transportation Inc.(b)	479,976	7,900,405
Landstar System Inc.	437,057	22,796,893
Old Dominion Freight Line Inc.(a)	235,931	7,509,684

		106,587,271
WATER – 0.13%
American States Water Co.	143,218	5,155,848

		5,155,848

TOTAL COMMON STOCKS
(Cost: $5,065,815,457)		4,011,174,163

Security	Shares	Value
SHORT-TERM INVESTMENTS – 15.23%

MONEY MARKET FUNDS – 15.23%
BGI Cash Premier Fund LLC
3.22%(c)(d)(e)	611,906,907	611,906,907

		611,906,907

TOTAL SHORT-TERM INVESTMENTS
(Cost: $611,906,907)		611,906,907

TOTAL INVESTMENTS IN SECURITIES – 115.05%
(Cost: $5,677,722,364)		4,623,081,070
Other Assets, Less Liabilities – (15.05)%		(604,903,053)

NET ASSETS – 100.00%		$4,018,178,017

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments

iSHARES® S&P SMALLCAP 600 GROWTH INDEX FUND

March 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.87%

ADVERTISING – 0.40%
inVentiv Health Inc.(a)	168,772	$4,862,321

		4,862,321
AEROSPACE & DEFENSE – 3.44%
AAR Corp.(a)(b)	197,457	5,384,652
Curtiss-Wright Corp.	232,712	9,652,894
Esterline Technologies Corp.(a)	65,874	3,318,073
GenCorp Inc.(a)	82,768	851,683
Moog Inc. Class A(a)	113,093	4,773,656
Orbital Sciences Corp.(a)	304,098	7,328,762
Teledyne Technologies Inc.(a)	183,797	8,638,459
Triumph Group Inc.	34,816	1,982,075

		41,930,254
AGRICULTURE – 0.15%
Andersons Inc. (The)	42,309	1,887,404

		1,887,404
AIRLINES – 0.32%
SkyWest Inc.	186,363	3,935,987

		3,935,987
APPAREL – 3.02%
Crocs Inc.(a)(b)	429,056	7,495,608
Deckers Outdoor Corp.(a)(b)	67,691	7,298,444
Gymboree Corp.(a)	149,183	5,949,418
Iconix Brand Group Inc.(a)	83,706	1,452,299
K-Swiss Inc. Class A	139,403	2,205,355
Perry Ellis International Inc.(a)	22,526	491,743
Quiksilver Inc.(a)	451,142	4,425,703
SKECHERS U.S.A. Inc. Class A(a)	65,999	1,333,840
Volcom Inc.(a)	76,063	1,537,233
Wolverine World Wide Inc.	159,831	4,636,697

		36,826,340
AUTO PARTS & EQUIPMENT – 0.05%
Spartan Motors Inc.	65,974	558,140

		558,140
BANKS – 2.42%
Boston Private Financial Holdings Inc.	97,338	1,030,809
Cascade Bancorp(b)	93,527	894,118
East West Bancorp Inc.	203,825	3,617,894
Glacier Bancorp Inc.	129,029	2,473,486
Hancock Holding Co.	50,315	2,114,236
Nara Bancorp Inc.	113,523	1,474,664
PrivateBancorp Inc.(b)	126,127	3,969,217
Prosperity Bancshares Inc.	96,098	2,754,169
Signature Bank(a)	81,984	2,090,592

UCBH Holdings Inc.	543,691	4,219,042
UMB Financial Corp.	52,431	2,160,157
Wilshire Bancorp Inc.	91,747	700,947
Wintrust Financial Corp.	57,522	2,010,394

		29,509,725
BEVERAGES – 0.27%
Boston Beer Co. Inc. Class A(a)	53,163	2,527,369
Peet’s Coffee & Tea Inc.(a)	31,242	734,499

		3,261,868
BIOTECHNOLOGY – 1.83%
ArQule Inc.(a)	67,375	288,365
CryoLife Inc.(a)	36,895	346,813
Enzo Biochem Inc.(a)	54,400	494,496
Integra LifeSciences Holdings Corp.(a)(b)	96,069	4,176,119
LifeCell Corp.(a)	160,119	6,729,802
Martek Biosciences Corp.(a)(b)	170,231	5,203,962
Regeneron Pharmaceuticals Inc.(a)	155,954	2,992,757
Savient Pharmaceuticals Inc.(a)	102,957	2,059,140

		22,291,454
BUILDING MATERIALS – 0.89%
Drew Industries Inc.(a)	94,770	2,318,074
Simpson Manufacturing Co. Inc.(b)	194,503	5,286,592
Texas Industries Inc.	54,115	3,252,853

		10,857,519
CHEMICALS – 0.52%
NewMarket Corp.	71,537	5,397,467
Zep Inc.	56,635	918,620

		6,316,087
COAL – 0.32%
Patriot Coal Corp.(a)(b)	84,380	3,963,329

		3,963,329
COMMERCIAL SERVICES – 5.70%
Aaron Rents Inc.	173,049	3,727,475
AMN Healthcare Services Inc.(a)	156,803	2,417,902
Arbitron Inc.(b)	147,363	6,360,187
Bankrate Inc.(a)(b)	68,821	3,433,480
Bowne & Co. Inc.	49,443	754,006
Bright Horizons Family Solutions Inc.(a)	136,843	5,889,723
Chemed Corp.	72,672	3,066,758
Coinstar Inc.(a)(b)	144,400	4,063,416
Consolidated Graphics Inc.(a)	22,582	1,265,721
Healthcare Services Group Inc.	120,700	2,491,248
Hillenbrand Inc.	187,828	4,150,999
HMS Holdings Corp.(a)	68,262	1,948,880
Kendle International Inc.(a)(b)	66,941	3,006,990
MAXIMUS Inc.	44,335	1,627,538
Midas Inc.(a)	19,637	337,560
PAREXEL International Corp.(a)	114,117	2,978,454
PharmaNet Development Group Inc.(a)(b)	99,039	2,498,754
Pre-Paid Legal Services Inc.(a)	44,041	1,867,779
Rewards Network Inc.(a)	77,888	348,938
TrueBlue Inc.(a)	118,815	1,596,874

Universal Technical Institute Inc.(a)(b)	108,869	1,277,033
Watson Wyatt Worldwide Inc.	143,151	8,123,819
Wright Express Corp.(a)	204,354	6,279,798

		69,513,332

COMPUTERS – 4.12%
Ansoft Corp.(a)	82,616	2,521,440
CACI International Inc. Class A(a)	156,573	7,131,900
Catapult Communications Corp.(a)	27,918	143,778
FactSet Research Systems Inc.	220,872	11,898,375
Hutchinson Technology Inc.(a)	78,271	1,245,292
Manhattan Associates Inc.(a)	79,107	1,813,923
Mercury Computer Systems Inc.(a)(b)	50,198	282,113
MICROS Systems Inc.(a)	426,627	14,360,265
MTS Systems Corp.	49,591	1,599,806
Radiant Systems Inc.(a)	48,858	682,546
RadiSys Corp.(a)	45,833	462,455
SI International Inc.(a)	45,751	877,962
Stratasys Inc.(a)	109,456	1,948,317
Sykes Enterprises Inc.(a)	61,211	1,076,701
Synaptics Inc.(a)(b)	71,404	1,705,127
Tyler Technologies Inc.(a)	177,923	2,487,364

		50,237,364
COSMETICS & PERSONAL CARE – 0.54%
Chattem Inc.(a)(b)	99,726	6,615,823

		6,615,823
DISTRIBUTION & WHOLESALE – 2.07%
Brightpoint Inc.(a)	267,758	2,238,457
LKQ Corp.(a)	594,930	13,368,077
Pool Corp.(b)	248,421	4,692,673
ScanSource Inc.(a)(b)	135,065	4,888,002

		25,187,209
DIVERSIFIED FINANCIAL SERVICES – 1.53%
Investment Technology Group Inc.(a)	138,632	6,402,026
optionsXpress Holdings Inc.	229,679	4,756,652
Portfolio Recovery Associates Inc.(b)	78,882	3,383,249
TradeStation Group Inc.(a)	149,093	1,270,272
World Acceptance Corp.(a)	88,159	2,807,864

		18,620,063
ELECTRIC – 0.15%
El Paso Electric Co.(a)	84,686	1,809,740

		1,809,740
ELECTRICAL COMPONENTS & EQUIPMENT – 0.30%
Greatbatch Inc.(a)(b)	63,755	1,173,730
Littelfuse Inc.(a)	56,330	1,969,860
Magnetek Inc.(a)	52,375	180,170
Vicor Corp.	27,257	325,449

		3,649,209
ELECTRONICS – 7.05%
Analogic Corp.	24,470	1,628,234
Bel Fuse Inc. Class B	31,074	865,722
Brady Corp. Class A	158,347	5,293,540
Checkpoint Systems Inc.(a)	76,837	2,063,073
Cubic Corp.	46,042	1,308,974
Cymer Inc.(a)(b)	60,042	1,563,494
Daktronics Inc.	175,142	3,136,793
Dionex Corp.(a)	96,637	7,440,083
FARO Technologies Inc.(a)	86,768	2,705,426
FLIR Systems Inc.(a)(b)	714,162	21,489,135

Itron Inc.(a)(b)	95,778	8,642,049
LoJack Corp.(a)	96,837	1,224,020
Planar Systems Inc.(a)	32,041	128,484

Plexus Corp.(a)	87,113	2,443,520
Rogers Corp.(a)	53,202	1,777,479
Sonic Solutions Inc.(a)(b)	136,763	1,319,763
Trimble Navigation Ltd.(a)(b)	630,459	18,024,823
TTM Technologies Inc.(a)	101,510	1,149,093
Woodward Governor Co.	142,059	3,795,816

		85,999,521
ENERGY - ALTERNATE SOURCES – 0.24%
Headwaters Inc.(a)(b)	218,687	2,884,482

		2,884,482
ENGINEERING & CONSTRUCTION – 0.76%
Shaw Group Inc. (The)(a)	195,664	9,223,601

		9,223,601
ENTERTAINMENT – 0.08%
Shuffle Master Inc.(a)(b)	183,261	980,446

		980,446
ENVIRONMENTAL CONTROL – 1.07%
Tetra Tech Inc.(a)	116,175	2,266,574
Waste Connections Inc.(a)	348,997	10,728,168

		12,994,742
FOOD – 1.82%
Flowers Foods Inc.	289,146	7,156,363
Hain Celestial Group Inc.(a)	101,781	3,002,539
J&J Snack Foods Corp.	33,758	927,332
Ralcorp Holdings Inc.(a)	88,820	5,164,883
Sanderson Farms Inc.(b)	46,369	1,762,486
United Natural Foods Inc.(a)(b)	224,420	4,198,898

		22,212,501
FOREST PRODUCTS & PAPER – 0.25%
Deltic Timber Corp.	54,864	3,055,925

		3,055,925
HAND & MACHINE TOOLS – 0.19%
Baldor Electric Co.	81,445	2,280,460

		2,280,460
HEALTH CARE - PRODUCTS – 6.64%
Abaxis Inc.(a)	112,872	2,615,244
American Medical Systems Holdings Inc.(a)(b)	377,081	5,350,779
ArthroCare Corp.(a)(b)	77,533	2,585,726
BIOLASE Technology Inc.(a)	75,483	233,242
CONMED Corp.(a)	53,706	1,377,022
Cooper Companies Inc. (The)	234,132	8,061,165
Cyberonics Inc.(a)	57,306	830,937
Haemonetics Corp.(a)	133,246	7,938,797
ICU Medical Inc.(a)	63,780	1,834,951
IDEXX Laboratories Inc.(a)	317,175	15,624,040
Immucor Inc.(a)	364,153	7,771,025
Kensey Nash Corp.(a)	62,133	1,798,750
LCA-Vision Inc.(b)	96,363	1,204,537
Mentor Corp.(b)	94,883	2,440,391
Meridian Bioscience Inc.	127,276	4,254,837
Merit Medical Systems Inc.(a)	142,224	2,251,406
Palomar Medical Technologies Inc.(a)(b)	95,457	1,441,401
PSS World Medical Inc.(a)	218,829	3,645,691
SurModics Inc.(a)(b)	78,934	3,305,756
Symmetry Medical Inc.(a)	119,985	1,991,751

Vital Sign Inc.	20,739	1,050,430
West Pharmaceutical Services Inc.	76,934	3,402,791

		81,010,669
HEALTH CARE - SERVICES – 3.97%
Air Methods Corp.(a)	55,688	2,693,629
Amedisys Inc.(a)(b)	137,788	5,420,580
AMERIGROUP Corp.(a)	91,910	2,511,900
AmSurg Corp.(a)	162,838	3,856,004
Centene Corp.(a)	93,031	1,296,852
Healthways Inc.(a)	186,834	6,602,714
LHC Group Inc.(a)	74,831	1,257,161
Molina Healthcare Inc.(a)(b)	74,069	1,808,765
Odyssey Healthcare Inc.(a)	76,708	690,372
Pediatrix Medical Group Inc.(a)	252,477	17,016,950
Sunrise Senior Living Inc.(a)(b)	233,169	5,195,005

		48,349,932
HOME BUILDERS – 0.49%
Meritage Homes Corp.(a)(b)	136,927	2,645,430
Standard-Pacific Corp.	338,389	1,644,571
Winnebago Industries Inc.(b)	101,203	1,710,331

		6,000,332
HOME FURNISHINGS – 0.08%
Universal Electronics Inc.(a)	42,365	1,025,657

		1,025,657
HOUSEHOLD PRODUCTS & WARES – 0.72%
Fossil Inc.(a)(b)	240,102	7,332,715
WD-40 Co.	43,380	1,442,385

		8,775,100
HOUSEWARES – 0.66%
Toro Co. (The)	194,969	8,069,767

		8,069,767
INSURANCE – 3.31%
Delphi Financial Group Inc. Class A	154,245	4,508,581
Hilb Rogal & Hobbs Co.	124,376	3,914,113
Infinity Property and Casualty Corp.	84,349	3,508,918
Navigators Group Inc. (The)(a)	34,728	1,889,203
Philadelphia Consolidated Holding Corp.(a)	303,879	9,784,904
ProAssurance Corp.(a)	110,629	5,955,159
RLI Corp.	52,884	2,621,460
Tower Group Inc.	49,417	1,243,826
Zenith National Insurance Corp.	193,126	6,925,498

		40,351,662
INTERNET – 2.50%
Blue Coat Systems Inc.(a)	85,578	1,886,139
Blue Nile Inc.(a)(b)	43,532	2,357,258
CyberSource Corp.(a)	193,545	2,827,692
DealerTrack Holdings Inc.(a)	155,113	3,136,385
InfoSpace Inc.	174,607	2,020,203
j2 Global Communications Inc.(a)	253,315	5,653,991
Knot Inc. (The)(a)	79,323	932,045
Perficient Inc.(a)	81,676	648,507
Secure Computing Corp.(a)	298,502	1,925,338

Stamps.com Inc.(a)	85,047	872,582
United Online Inc.	353,461	3,732,548
Websense Inc.(a)	236,513	4,434,619

		30,427,307

LEISURE TIME – 1.25%
Multimedia Games Inc.(a)(b)	63,365	338,369
Polaris Industries Inc.(b)	174,986	7,176,176
WMS Industries Inc.(a)	216,047	7,771,211

		15,285,756
LODGING – 0.11%
Monarch Casino & Resort Inc.(a)	73,627	1,303,934

		1,303,934
MACHINERY – 1.45%
Albany International Corp. Class A	50,751	1,834,141
Astec Industries Inc.(a)	37,979	1,472,066
Cascade Corp.	25,214	1,243,302
Gardner Denver Inc.(a)	168,546	6,253,057
Intevac Inc.(a)	112,437	1,456,059
Lindsay Corp.	33,861	3,469,737
Robbins & Myers Inc.	61,159	1,996,841

		17,725,203
MANUFACTURING – 1.05%
Ceradyne Inc.(a)	142,252	4,546,374
CLARCOR Inc.	142,976	5,082,797
EnPro Industries Inc.(a)	60,852	1,897,974
Myers Industries Inc.	73,658	967,130
Sturm, Ruger & Co. Inc.(a)	32,755	269,901

		12,764,176
MEDIA – 0.05%
A.H. Belo Corp. Class A(a)	21,743	248,522
Radio One Inc. Class D(a)	231,416	351,752

		600,274
METAL FABRICATE & HARDWARE – 1.39%
Kaydon Corp.	66,640	2,926,162
Quanex Corp.	194,094	10,042,424
Valmont Industries Inc.	45,153	3,968,497

		16,937,083
MINING – 0.90%
AMCOL International Corp.	73,019	2,280,383
Brush Engineered Materials Inc.(a)	106,172	2,725,435
Century Aluminum Co.(a)	50,029	3,313,921
RTI International Metals Inc.(a)	57,769	2,611,736

		10,931,475
OFFICE FURNISHINGS – 0.10%
Interface Inc. Class A	88,547	1,244,085

		1,244,085
OIL & GAS – 7.11%
Atwood Oceanics Inc.(a)	70,391	6,456,262
Cabot Oil & Gas Corp.	508,707	25,862,664
Penn Virginia Corp.	216,661	9,552,583
Petroleum Development Corp.(a)	77,573	5,373,482
PetroQuest Energy Inc.(a)	157,878	2,737,605
Pioneer Drilling Co.(a)	137,369	2,188,288
St. Mary Land & Exploration Co.	327,945	12,625,882
Stone Energy Corp.(a)	60,409	3,159,995
Swift Energy Co.(a)(b)	107,046	4,816,000
Unit Corp.(a)	245,240	13,892,846

		86,665,607

OIL & GAS SERVICES – 6.53%
Basic Energy Services Inc.(a)	117,223	2,588,284
CARBO Ceramics Inc.	106,244	4,260,384
Dril-Quip Inc.(a)	142,105	6,603,619
Gulf Island Fabrication Inc.	30,271	869,383
Helix Energy Solutions Group Inc.(a)	477,033	15,026,539
Hornbeck Offshore Services Inc.(a)(b)	120,247	5,491,680
ION Geophysical Corp.(a)	150,636	2,078,777
Lufkin Industries Inc.	38,886	2,481,705
Matrix Service Co.(a)	58,660	1,007,779
NATCO Group Inc. Class A(a)	49,391	2,309,029
Oceaneering International Inc.(a)	286,599	18,055,737
SEACOR Holdings Inc.(a)	62,307	5,318,525
Superior Well Services Inc.(a)	81,961	1,792,487
Tetra Technologies Inc.(a)	259,699	4,113,632
W-H Energy Services Inc.(a)(b)	110,791	7,627,960

		79,625,520
PHARMACEUTICALS – 1.73%
Cubist Pharmaceuticals Inc.(a)	213,656	3,935,544
HealthExtras Inc.(a)	193,513	4,806,863
Mannatech Inc.(b)	81,359	580,090
Noven Pharmaceuticals Inc.(a)	66,796	599,828
PetMed Express Inc.(a)	126,624	1,404,260
PharMerica Corp.(a)	158,085	2,619,468
Salix Pharmaceuticals Ltd.(a)	142,184	892,916
Sciele Pharma Inc.(a)(b)	188,544	3,676,608
USANA Health Sciences Inc.(a)(b)	43,544	959,274
ViroPharma Inc.(a)(b)	182,224	1,629,083

		21,103,934
REAL ESTATE – 0.19%
Forestar Real Estate Group Inc.(a)	90,999	2,266,785

		2,266,785
REAL ESTATE INVESTMENT TRUSTS – 0.18%
Extra Space Storage Inc.	137,195	2,221,187

		2,221,187
RETAIL – 6.53%
Buffalo Wild Wings Inc.(a)(b)	31,920	782,040
California Pizza Kitchen Inc.(a)	95,812	1,256,095
Casey’s General Store Inc.	121,474	2,745,312
Cash America International Inc.	82,132	2,989,605
CEC Entertainment Inc.(a)	138,695	4,005,512
Charlotte Russe Holding Inc.(a)	72,864	1,263,462
Children’s Place Retail Stores Inc. (The)(a)	85,898	2,109,655
Christopher & Banks Corp.	185,029	1,848,440
Dress Barn Inc.(a)	235,205	3,043,553
First Cash Financial Services Inc.(a)	142,499	1,472,015
Genesco Inc.(a)(b)	78,389	1,811,570
Hibbett Sports Inc.(a)(b)	158,708	2,450,452
Hot Topic Inc.(a)	133,781	576,596
IHOP Corp.(b)	32,207	1,542,715
Jack in the Box Inc.(a)	198,451	5,332,378
Jos. A. Bank Clothiers Inc.(a)(b)	94,694	1,941,227
Men’s Wearhouse Inc. (The)	152,633	3,551,770
Movado Group Inc.	42,150	821,503
P.F. Chang’s China Bistro Inc.(a)(b)	125,860	3,579,458
Panera Bread Co. Class A(a)(b)	156,764	6,566,844
Papa John’s International Inc.(a)	108,145	2,618,190
Red Robin Gourmet Burgers Inc.(a)	49,056	1,843,034

Ruth’s Chris Steak House Inc.(a)(b)	47,173	325,965
Select Comfort Corp.(a)(b)	232,853	838,271
Sonic Corp.(a)(b)	316,476	6,975,131
Stage Stores Inc.	215,586	3,492,493
Texas Roadhouse Inc. Class A(a)(b)	163,002	1,597,420
Tractor Supply Co.(a)	169,928	6,715,555
Tween Brands Inc.(a)	68,211	1,687,540
World Fuel Services Corp.	84,855	2,381,880
Zumiez Inc.(a)(b)	93,686	1,469,933

		79,635,614
SEMICONDUCTORS – 1.88%
ATMI Inc.(a)	67,424	1,876,410
Cabot Microelectronics Corp.(a)	74,045	2,380,547
Diodes Inc.(a)	164,651	3,615,736
DSP Group Inc.(a)	79,775	1,016,333
Kopin Corp.(a)	128,470	341,730
Microsemi Corp.(a)	190,376	4,340,573
Pericom Semiconductor Corp.(a)	48,656	714,270
Skyworks Solutions Inc.(a)	244,857	1,782,559
Standard Microsystems Corp.(a)	52,327	1,526,902
Supertex Inc.(a)	30,816	628,955
Varian Semiconductor Equipment Associates Inc.(a)	165,929	4,670,901

		22,894,916
SOFTWARE – 5.59%
Allscripts Healthcare Solutions Inc.(a)(b)	133,198	1,374,603
ANSYS Inc.(a)	407,630	14,071,388
Avid Technology Inc.(a)(b)	95,789	2,331,504
Blackbaud Inc.	233,562	5,670,885
Concur Technologies Inc.(a)(b)	229,334	7,120,821
Digi International Inc.(a)	58,894	679,637
Epicor Software Corp.(a)	304,040	3,405,248
EPIQ Systems Inc.(a)	156,255	2,425,078
Informatica Corp.(a)(b)	183,314	3,127,337
JDA Software Group Inc.(a)	50,036	913,157
ManTech International Corp. Class A(a)	60,134	2,727,678
Omnicell Inc.(a)	75,480	1,517,148
Phase Forward Inc.(a)	81,316	1,388,877
Phoenix Technologies Ltd.(a)	49,601	776,752
Progress Software Corp.(a)	127,050	3,801,336
Quality Systems Inc.(b)	91,296	2,727,012
Smith Micro Software Inc.(a)(b)	158,424	969,555
SPSS Inc.(a)	92,485	3,586,568
Take-Two Interactive Software Inc.(a)	213,563	5,450,128
THQ Inc.(a)	186,864	4,073,635

		68,138,347
STORAGE & WAREHOUSING – 0.15%
Mobile Mini Inc.(a)(b)	99,043	1,881,817

		1,881,817
TELECOMMUNICATIONS – 1.62%
Anixter International Inc.(a)	64,461	4,128,082
Comtech Telecommunications Corp.(a)	126,044	4,915,716
FairPoint Communications Inc.	320,356	2,889,611

General Communication Inc. Class A(a)	149,069	915,284
NETGEAR Inc.(a)	183,743	3,665,673
Network Equipment Technologies Inc.(a)	46,167	303,317
Viasat Inc.(a)	138,111	2,999,771

		19,817,454

TOYS, GAMES & HOBBIES – 0.27%
JAKKS Pacific Inc.(a)	72,668	2,003,457
RC2 Corp.(a)	61,747	1,294,835

		3,298,292
TRANSPORTATION – 3.92%
Bristow Group Inc.(a)	69,697	3,740,638
Forward Air Corp.	149,940	5,313,874
Heartland Express Inc.	295,336	4,211,491
Hub Group Inc. Class A(a)	92,102	3,029,235
Kirby Corp.(a)	167,760	9,562,320
Knight Transportation Inc.(b)	300,083	4,939,366
Landstar System Inc.	273,246	14,252,511
Old Dominion Freight Line Inc.(a)	87,060	2,771,120

		47,820,555

TOTAL COMMON STOCKS
(Cost: $1,319,437,514)		1,217,637,286

Security	Shares	Value
SHORT-TERM INVESTMENTS – 15.21%

MONEY MARKET FUNDS – 15.21%
BGI Cash Premier Fund LLC
3.22%(c)(d)(e)	185,479,621	185,479,621

		185,479,621

TOTAL SHORT-TERM INVESTMENTS
(Cost: $185,479,621)		185,479,621

TOTAL INVESTMENTS IN SECURITIES – 115.08%
(Cost: $1,504,917,135)		1,403,116,907
Other Assets, Less Liabilities – (15.08)%		(183,855,914)

NET ASSETS – 100.00%		$1,219,260,993

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments

iSHARES® S&P SMALLCAP 600 VALUE INDEX FUND

March 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.77%

AEROSPACE & DEFENSE – 1.37%
Esterline Technologies Corp.(a)	92,732	$4,670,911
GenCorp Inc.(a)	225,226	2,317,576
Kaman Corp.	137,518	3,890,384
Moog Inc. Class A(a)	115,685	4,883,064
Triumph Group Inc.	55,910	3,182,956

		18,944,891
AGRICULTURE – 0.40%
Alliance One International Inc.(a)	496,095	2,996,414
Andersons Inc. (The)	55,320	2,467,825

		5,464,239
AIRLINES – 0.28%
Frontier Airlines Holdings Inc.(a)(b)	206,659	522,847
Mesa Air Group Inc.(a)	153,413	360,521
SkyWest Inc.	139,439	2,944,952

		3,828,320
APPAREL – 1.13%
Iconix Brand Group Inc.(a)	229,065	3,974,278
Maidenform Brands Inc.(a)	102,674	1,670,506
Oxford Industries Inc.	77,769	1,752,136
Perry Ellis International Inc.(a)	39,181	855,321
Quiksilver Inc.(a)	202,941	1,990,851
SKECHERS U.S.A. Inc. Class A(a)	109,729	2,217,623
Wolverine World Wide Inc.	110,077	3,193,334

		15,654,049
AUTO MANUFACTURERS – 0.11%
Wabash National Corp.	169,038	1,519,652

		1,519,652
AUTO PARTS & EQUIPMENT – 0.29%
Spartan Motors Inc.(b)	110,701	936,530
Standard Motor Products Inc.	67,703	414,342
Superior Industries International Inc.	129,022	2,677,206

		4,028,078
BANKS – 9.65%
Bank Mutual Corp.	272,725	2,929,066
Boston Private Financial Holdings Inc.	104,612	1,107,841
Cascade Bancorp(b)	54,080	517,005
Central Pacific Financial Corp.	161,296	3,040,430
Columbia Banking System Inc.	99,212	2,220,365
Community Bank System Inc.	165,022	4,052,940
Corus Bankshares Inc.(b)	179,615	1,747,654
East West Bancorp Inc.	133,073	2,362,046
First BanCorp (Puerto Rico)	421,885	4,286,352
First Commonwealth Financial Corp.	353,631	4,098,583

First Financial Bancorp	171,114	2,301,483
First Midwest Bancorp Inc.	270,341	7,507,370
Frontier Financial Corp.(b)	231,296	4,089,313
Glacier Bancorp Inc.	161,102	3,088,325
Hancock Holding Co.	81,197	3,411,898
Hanmi Financial Corp.	217,052	1,604,014
Independent Bank Corp. (Michigan)	108,685	1,128,150
Irwin Financial Corp.	105,733	561,442
National Penn Bancshares Inc.	441,334	8,027,865
Old National Bancorp	368,361	6,630,498
Prosperity Bancshares Inc.	111,378	3,192,093
Provident Bankshares Corp.	177,572	1,907,123
Signature Bank(a)	78,453	2,000,551
South Financial Group Inc. (The)	402,970	5,988,134
Sterling Bancorp	99,456	1,544,552
Sterling Bancshares Inc.	407,336	4,048,920
Sterling Financial Corp. (Washington)	286,069	4,465,537
Susquehanna Bancshares Inc.	475,709	9,690,192
TrustCo Bank Corp. NY(b)	419,990	3,733,711
UMB Financial Corp.	144,510	5,953,812
Umpqua Holdings Corp.	333,432	5,171,530
United Bancshares Inc.	214,925	5,727,751
United Community Banks Inc.(b)	222,292	3,774,518
Whitney Holding Corp.	360,959	8,948,174
Wintrust Financial Corp.	68,706	2,401,275

		133,260,513
BEVERAGES – 0.06%
Peet’s Coffee & Tea Inc.(a)	35,004	822,944

		822,944
BIOTECHNOLOGY – 0.71%
ArQule Inc.(a)(b)	122,604	524,745
Cambrex Corp.	161,743	1,120,879
CryoLife Inc.(a)	99,564	935,902
Enzo Biochem Inc.(a)	114,341	1,039,360
Regeneron Pharmaceuticals Inc.(a)	180,936	3,472,162
Savient Pharmaceuticals Inc.(a)(b)	134,729	2,694,580

		9,787,628
BUILDING MATERIALS – 1.91%
Apogee Enterprises Inc.	161,248	2,483,219
Lennox International Inc.	337,314	12,133,185
NCI Building Systems Inc.(a)	110,858	2,682,764
Texas Industries Inc.(b)	94,307	5,668,794
Universal Forest Products Inc.	106,032	3,414,230

		26,382,192
CHEMICALS – 2.50%
A. Schulman Inc.	155,835	3,199,293
Arch Chemicals Inc.	137,774	5,133,459
Georgia Gulf Corp.(b)	191,795	1,329,139
H.B. Fuller Co.	320,860	6,548,753
OM Group Inc.(a)	167,604	9,141,122
OMNOVA Solutions Inc.(a)	236,468	943,507
Penford Corp.	62,065	1,348,672
PolyOne Corp.(a)	519,077	3,306,520
Quaker Chemical Corp.	56,538	1,769,074

Tronox Inc. Class B	231,852	904,223
Zep Inc.	58,464	948,286

		34,572,048

COAL – 1.37%
Massey Energy Co.	445,135	16,247,426
Patriot Coal Corp.(a)	57,607	2,705,801

		18,953,227
COMMERCIAL SERVICES – 4.43%
Aaron Rents Inc.	114,434	2,464,908
ABM Industries Inc.	244,367	5,483,595
Administaff Inc.	128,026	3,022,694
Bowne & Co. Inc.	95,342	1,453,965
CDI Corp.	76,063	1,905,378
Chemed Corp.(b)	56,069	2,366,112
Consolidated Graphics Inc.(a)	37,703	2,113,253
CPI Corp.	29,880	516,028
Cross Country Healthcare Inc.(a)	176,446	2,182,637
Gevity HR Inc.	129,907	1,124,995
Healthcare Services Group Inc.	108,404	2,237,459
Heidrick & Struggles International Inc.	96,867	3,151,084
Hillenbrand Inc.	145,256	3,210,158
HMS Holdings Corp.(a)	48,354	1,380,507
Live Nation Inc.(a)(b)	407,876	4,947,536
MAXIMUS Inc.	55,700	2,044,747
Midas Inc.(a)	59,041	1,014,915
On Assignment Inc.(a)	192,822	1,224,420
PAREXEL International Corp.(a)	189,639	4,949,578
Rewards Network Inc.(a)	60,576	271,380
Spherion Corp.(a)	309,567	1,894,550
StarTek Inc.(a)	64,020	589,624
TrueBlue Inc.(a)	117,895	1,584,509
Viad Corp.	114,329	4,116,987
Volt Information Sciences Inc.(a)	76,313	1,294,268
Watson Wyatt Worldwide Inc.	82,806	4,699,240

		61,244,527
COMPUTERS – 0.96%
Agilysys Inc.	129,008	1,496,493
Catapult Communications Corp.(a)	21,676	111,631
CIBER Inc.(a)	303,009	1,484,744
Hutchinson Technology Inc.(a)	63,224	1,005,894
Manhattan Associates Inc.(a)	52,921	1,213,479
Mercury Computer Systems Inc.(a)(b)	70,142	394,198
MTS Systems Corp.	45,410	1,464,927
Radiant Systems Inc.(a)	96,923	1,354,014
RadiSys Corp.(a)	76,276	769,625
SI International Inc.(a)	24,479	469,752
Sykes Enterprises Inc.(a)	117,324	2,063,729
Synaptics Inc.(a)	58,156	1,388,765

		13,217,251
DISTRIBUTION & WHOLESALE – 1.56%
Building Materials Holding Corp.(b)	165,349	724,229
Owens & Minor Inc.	227,174	8,937,025
United Stationers Inc.(a)(b)	130,486	6,224,182
Watsco Inc.(b)	136,910	5,670,812

		21,556,248
DIVERSIFIED FINANCIAL SERVICES – 0.97%
Financial Federal Corp.	142,634	3,110,848
Investment Technology Group Inc.(a)	95,247	4,398,506
LaBranche & Co. Inc.(a)	301,877	1,313,165
Piper Jaffray Companies(a)	87,880	2,984,405
SWS Group Inc.	125,314	1,532,590

		13,339,514

ELECTRIC – 2.54%
ALLETE Inc.	144,013	5,561,782
Avista Corp.	294,095	5,752,498
Central Vermont Public Service Corp.	56,952	1,361,153
CH Energy Group Inc.	75,610	2,941,229
Cleco Corp.	333,874	7,405,325
El Paso Electric Co.(a)	161,104	3,442,792
UIL Holdings Corp.	139,933	4,216,181
UniSource Energy Corp.	196,531	4,374,780

		35,055,740
ELECTRICAL COMPONENTS & EQUIPMENT – 1.21%
Advanced Energy Industries Inc.(a)	198,065	2,626,342
Belden Inc.	246,000	8,688,720
C&D Technologies Inc.(a)(b)	144,356	724,667
Greatbatch Inc.(a)(b)	56,397	1,038,269
Littelfuse Inc.(a)	64,925	2,270,427
Magnetek Inc.(a)	113,791	391,441
Vicor Corp.	77,773	928,610

		16,668,476
ELECTRONICS – 4.98%
Analogic Corp.	48,569	3,231,781
Bel Fuse Inc. Class B	33,022	919,993
Benchmark Electronics Inc.(a)	385,832	6,925,684
Brady Corp. Class A	133,152	4,451,271
Checkpoint Systems Inc.(a)	139,582	3,747,777
CTS Corp.	190,155	2,034,658
Cubic Corp.	37,173	1,056,828
Cymer Inc.(a)(b)	105,574	2,749,147
Electro Scientific Industries Inc.(a)	155,122	2,556,411
FEI Co.(a)	202,359	4,417,497
Itron Inc.(a)(b)	68,103	6,144,934
Keithley Instruments Inc.	79,523	771,373
Methode Electronics Inc.	211,588	2,473,464
Park Electrochemical Corp.	113,455	2,932,812
Photon Dynamics Inc.(a)	98,935	1,048,711
Planar Systems Inc.(a)(b)	64,589	259,002
Plexus Corp.(a)	165,755	4,649,428
Rogers Corp.(a)	42,093	1,406,327
Technitrol Inc.	227,409	5,259,970
TTM Technologies Inc.(a)	127,776	1,446,424
Watts Water Technologies Inc. Class A(b)	165,623	4,642,413
Woodward Governor Co.	177,648	4,746,755
X-Rite Inc.(a)	160,740	959,618

		68,832,278
ENGINEERING & CONSTRUCTION – 1.57%
EMCOR Group Inc.(a)	360,950	8,016,699
Insituform Technologies Inc. Class A(a)(b)	152,717	2,112,076
Shaw Group Inc. (The)(a)(b)	243,827	11,494,005

		21,622,780
ENTERTAINMENT – 0.31%
Pinnacle Entertainment Inc.(a)(b)	332,696	4,258,509

		4,258,509

ENVIRONMENTAL CONTROL – 0.29%
Tetra Tech Inc.(a)(b)	202,315	3,947,166

3,947,166

FOOD – 2.47%
Flowers Foods Inc.	126,162	3,122,510
Great Atlantic & Pacific Tea Co. Inc. (The)(a)	127,844	3,352,070
Hain Celestial Group Inc.(a)(b)	113,425	3,346,037
J&J Snack Foods Corp.	41,265	1,133,550
Lance Inc.	174,033	3,411,047
Nash Finch Co.(b)	73,755	2,506,195
Performance Food Group Co.(a)	197,906	6,467,568
Ralcorp Holdings Inc.(a)	49,058	2,852,723
Sanderson Farms Inc.(b)	35,962	1,366,916
Spartan Stores Inc.	122,009	2,543,888
TreeHouse Foods Inc.(a)	173,715	3,971,125

		34,073,629
FOREST PRODUCTS & PAPER – 1.05%
Buckeye Technologies Inc.(a)	217,877	2,431,507
Neenah Paper Inc.	83,269	2,146,675
Rock-Tenn Co. Class A	185,986	5,574,000
Schweitzer-Mauduit International Inc.	86,892	2,010,681
Wausau Paper Corp.	280,181	2,314,295

		14,477,158
GAS – 6.12%
Atmos Energy Corp.	499,224	12,730,212
Laclede Group Inc. (The)	120,493	4,293,166
New Jersey Resources Corp.	231,621	7,191,832
Northwest Natural Gas Co.	147,401	6,403,099
Piedmont Natural Gas Co.(b)	408,981	10,739,841
South Jersey Industries Inc.	164,500	5,775,595
Southern Union Co.	684,603	15,930,712
Southwest Gas Corp.	237,209	6,632,364
UGI Corp.	593,389	14,787,254

		84,484,075
HAND & MACHINE TOOLS – 0.81%
Baldor Electric Co.	168,453	4,716,684
Regal Beloit Corp.	174,969	6,409,114

		11,125,798
HEALTH CARE - PRODUCTS – 1.96%
ArthroCare Corp.(a)(b)	65,867	2,196,664
BIOLASE Technology Inc.(a)	44,468	137,406
CONMED Corp.(a)(b)	102,548	2,629,331
Cyberonics Inc.(a)	61,434	890,793
Datascope Corp.	71,740	2,972,188
Invacare Corp.	177,820	3,961,830
Mentor Corp.(b)	86,926	2,235,737
Meridian Bioscience Inc.	87,305	2,918,606
Osteotech Inc.(a)	100,178	475,845
PSS World Medical Inc.(a)	127,199	2,119,135
Symmetry Medical Inc.(a)	69,229	1,149,201
Vital Sign Inc.	21,624	1,095,256
West Pharmaceutical Services Inc.	96,988	4,289,779

		27,071,771
HEALTH CARE - SERVICES – 1.42%
AMERIGROUP Corp.(a)	198,269	5,418,692
Centene Corp.(a)	142,886	1,991,831
Gentiva Health Services Inc.(a)	156,003	3,394,625
Matria Healthcare Inc.(a)	119,874	2,673,190
MedCath Corp.(a)	76,610	1,394,302

Odyssey Healthcare Inc.(a)	96,859	871,731
RehabCare Group Inc.(a)	96,530	1,447,950
Res-Care Inc.(a)	141,544	2,427,480

		19,619,801

HOME BUILDERS – 0.77%
Champion Enterprises Inc.(a)(b)	429,056	4,303,432
Fleetwood Enterprises Inc.(a)(b)	358,915	1,651,009
M/I Homes Inc.	69,011	1,171,807
Monaco Coach Corp.	167,470	1,587,616
Skyline Corp.	37,931	1,055,240
Winnebago Industries Inc.(b)	53,208	899,215

		10,668,319
HOME FURNISHINGS – 0.71%
Audiovox Corp. Class A(a)	101,829	1,087,534
Bassett Furniture Industries Inc.	65,671	810,380
Ethan Allen Interiors Inc.(b)	162,300	4,614,189
La-Z-Boy Inc.(b)	284,762	2,374,915
Universal Electronics Inc.(a)	35,730	865,023

		9,752,041
HOUSEHOLD PRODUCTS & WARES – 0.45%
Central Garden & Pet Co. Class A(a)	396,756	1,761,597
Russ Berrie and Co. Inc.(a)	93,271	1,311,390
Spectrum Brands Inc.(a)(b)	227,729	1,040,722
Standard Register Co. (The)	70,989	553,004
WD-40 Co.	48,274	1,605,111

		6,271,824
HOUSEWARES – 0.20%
Libbey Inc.	81,168	1,366,869
National Presto Industries Inc.	26,337	1,380,059

		2,746,928
INSURANCE – 2.75%
Delphi Financial Group Inc. Class A	74,961	2,191,110
Hilb Rogal & Hobbs Co.	71,911	2,263,039
LandAmerica Financial Group Inc.	86,042	3,396,078
Navigators Group Inc. (The)(a)	36,791	2,001,430
Presidential Life Corp.	120,380	2,099,427
ProAssurance Corp.(a)(b)	61,380	3,304,085
RLI Corp.	44,916	2,226,486
Safety Insurance Group Inc.	90,262	3,080,642
SCPIE Holdings Inc.(a)	44,690	1,231,210
Selective Insurance Group Inc.	295,728	7,061,985
Stewart Information Services Corp.	100,565	2,814,814
Tower Group Inc.	60,141	1,513,749
Triad Guaranty Inc.(a)(b)	62,965	314,825
United Fire & Casualty Co.	121,299	4,536,583

		38,035,463
INTERNET – 0.71%
Blue Coat Systems Inc.(a)	120,870	2,663,975
Blue Nile Inc.(a)(b)	41,720	2,259,138
CyberSource Corp.(a)	176,784	2,582,814
Knot Inc. (The)(a)	70,216	825,038
PCTEL Inc.(a)	118,183	803,644
Perficient Inc.(a)	84,543	671,271

		9,805,880
IRON & STEEL – 0.18%
Gibraltar Industries Inc.	166,842	1,957,057
Material Sciences Corp.(a)	70,571	547,631

		2,504,688

LEISURE TIME – 0.10%
Arctic Cat Inc.	67,485	491,966
Multimedia Games Inc.(a)(b)	57,479	306,938
Nautilus Inc.	169,024	556,089

		1,354,993
LODGING – 0.17%
Marcus Corp.	119,600	2,296,320

		2,296,320
MACHINERY – 2.60%
Albany International Corp. Class A	92,331	3,336,842
Applied Industrial Technologies Inc.	202,435	6,050,782
Astec Industries Inc.(a)	66,316	2,570,408
Briggs & Stratton Corp.	275,584	4,932,954
Cascade Corp.	23,857	1,176,389
Cognex Corp.	240,982	5,260,637
Gardner Denver Inc.(a)	115,775	4,295,253
Gerber Scientific Inc.(a)	130,681	1,161,754
Lindsay Corp.(b)	29,527	3,025,632
Robbins & Myers Inc.	125,709	4,104,399

		35,915,050
MANUFACTURING – 2.45%
A.O. Smith Corp.	121,104	3,980,688
Acuity Brands Inc.	235,021	10,094,152
Barnes Group Inc.	251,267	5,766,578
CLARCOR Inc.	128,729	4,576,316
EnPro Industries Inc.(a)	54,474	1,699,044
Griffon Corp.(a)	143,833	1,236,964
Lydall Inc.(a)	92,020	1,053,629
Myers Industries Inc.	78,939	1,036,469
Standex International Corp.	69,743	1,558,059
Sturm, Ruger & Co. Inc.(a)	84,360	695,126
Tredegar Corp.	121,068	2,204,648

		33,901,673
MEDIA – 0.14%
A.H. Belo Corp. Class A(a)	74,997	857,216
4Kids Entertainment Inc.(a)	73,471	717,812
Radio One Inc. Class D(a)	208,897	317,523

		1,892,551
METAL FABRICATE & HARDWARE – 1.23%
A.M. Castle & Co.	91,295	2,464,965
Kaydon Corp.	84,127	3,694,017
Lawson Products Inc.	23,473	646,681
Mueller Industries Inc.	206,007	5,943,302
Valmont Industries Inc.	48,460	4,259,149

		17,008,114
MINING – 0.85%
AMCOL International Corp.	46,011	1,436,924
Century Aluminum Co.(a)	108,828	7,208,767
RTI International Metals Inc.(a)	66,933	3,026,041

		11,671,732
OFFICE FURNISHINGS – 0.21%
Interface Inc. Class A	209,821	2,947,985

		2,947,985
OIL & GAS – 1.28%
Atwood Oceanics Inc.(a)	78,525	7,202,313

PetroQuest Energy Inc.(a)	71,911	1,246,937
Pioneer Drilling Co.(a)	130,308	2,075,806
Stone Energy Corp.(a)	91,993	4,812,154
Swift Energy Co.(a)	53,302	2,398,057

		17,735,267
OIL & GAS SERVICES – 1.60%
Gulf Island Fabrication Inc.	27,506	789,972
ION Geophysical Corp.(a)	297,641	4,107,446
Lufkin Industries Inc.	40,388	2,577,562
Matrix Service Co.(a)	85,023	1,460,695
NATCO Group Inc. Class A(a)	50,353	2,354,003
SEACOR Holdings Inc.(a)	59,325	5,063,982
Tetra Technologies Inc.(a)	136,696	2,165,265
W-H Energy Services Inc.(a)	52,831	3,637,414

		22,156,339
PACKAGING & CONTAINERS – 0.04%
Chesapeake Corp.	110,877	533,318

		533,318
PHARMACEUTICALS – 0.85%
Alpharma Inc. Class A(a)	242,854	6,365,203
Cubist Pharmaceuticals Inc.(a)	85,913	1,582,517
Noven Pharmaceuticals Inc.(a)	63,908	573,894
Salix Pharmaceuticals Ltd.(a)	113,799	714,658
Theragenics Corp.(a)	187,626	739,246
ViroPharma Inc.(a)(b)	195,131	1,744,471

		11,719,989
REAL ESTATE – 0.18%
Forestar Real Estate Group Inc.(a)	100,530	2,504,202

		2,504,202
REAL ESTATE INVESTMENT TRUSTS – 10.86%
Acadia Realty Trust(b)	178,952	4,321,691
BioMed Realty Trust Inc.	364,219	8,701,192
Colonial Properties Trust	261,701	6,293,909
Deerfield Capital Corp.	36,848	51,956
DiamondRock Hospitality Co.	527,071	6,677,990
EastGroup Properties Inc.	132,476	6,154,835
Entertainment Properties Trust	168,110	8,292,866
Essex Property Trust Inc.	141,140	16,087,137
Extra Space Storage Inc.	218,266	3,533,727
Home Properties Inc.(b)	181,846	8,726,790
Inland Real Estate Corp.	324,484	4,935,402
Kilroy Realty Corp.	182,292	8,952,360
Kite Realty Group Trust	161,774	2,264,836
Lexington Realty Trust	342,730	4,938,739
LTC Properties Inc.	112,562	2,893,969
Medical Properties Trust Inc.(b)	360,520	4,081,086
Mid-America Apartment Communities Inc.(b)	142,311	7,092,780
National Retail Properties Inc.	399,967	8,819,272
Parkway Properties Inc.	85,352	3,154,610
Pennsylvania Real Estate Investment Trust	216,865	5,289,337
PS Business Parks Inc.	85,612	4,443,263
Senior Housing Properties Trust(b)	524,487	12,430,342

Sovran Self Storage Inc.	120,466	5,145,103
Tanger Factory Outlet Centers Inc.	174,235	6,702,820

		149,986,012
RETAIL – 6.33%
Big 5 Sporting Goods Corp.	121,474	1,065,327

Brown Shoe Co. Inc.	246,366	3,712,736
Buffalo Wild Wings Inc.(a)(b)	51,743	1,267,704
Cabela’s Inc. Class A(a)(b)	219,743	3,111,561
California Pizza Kitchen Inc.(a)	59,323	777,725
Casey’s General Store Inc.	153,409	3,467,043
Cash America International Inc.	74,443	2,709,725
Cato Corp. Class A	173,044	2,585,277
Charlotte Russe Holding Inc.(a)	60,582	1,050,492
Children’s Place Retail Stores Inc. (The)(a)	38,721	950,988
CKE Restaurants Inc.	304,937	3,421,393
Finish Line Inc. (The) Class A	241,584	1,149,940
Fred’s Inc.	224,980	2,306,045
Genesco Inc.(a)	42,423	980,396
Group 1 Automotive Inc.(b)	127,046	2,983,040
Haverty Furniture Companies Inc.	121,828	1,296,250
Hot Topic Inc.(a)	94,672	408,036
IHOP Corp.(b)	48,766	2,335,891
Insight Enterprises Inc.(a)	270,084	4,726,470
Jack in the Box Inc.(a)	120,179	3,229,210
Jo-Ann Stores Inc.(a)	139,234	2,050,917
Landry’s Restaurants Inc.(b)	69,366	1,129,278
Lithia Motors Inc. Class A	86,865	882,548
Longs Drug Stores Corp.	176,286	7,485,104
MarineMax Inc.(a)(b)	101,342	1,262,721
Men’s Wearhouse Inc. (The)	128,482	2,989,776
Movado Group Inc.	62,379	1,215,767
O’Charley’s Inc.	123,861	1,426,879
Pep Boys - Manny, Moe & Jack (The)	231,204	2,302,792
Red Robin Gourmet Burgers Inc.(a)	41,850	1,572,305
Ruth’s Chris Steak House Inc.(a)(b)	55,926	386,449
School Specialty Inc.(a)(b)	96,701	3,049,950
Sonic Automotive Inc.	164,913	3,388,962
Steak n Shake Co. (The)(a)(b)	155,009	1,219,921
Stein Mart Inc.	143,595	807,004
Texas Roadhouse Inc. Class A(a)(b)	127,582	1,250,304
Triarc Companies Inc. Class B	347,531	2,401,439
Tuesday Morning Corp.(a)	161,489	836,513
Tween Brands Inc.(a)	63,937	1,581,801
World Fuel Services Corp.	67,774	1,902,416
Zale Corp.(a)(b)	238,920	4,721,059

		87,399,154
SAVINGS & LOANS – 1.29%
Anchor BanCorp Wisconsin Inc.	97,463	1,848,873
BankAtlantic Bancorp Inc. Class A	231,980	907,042
BankUnited Financial Corp. Class A(b)	170,022	851,810
Brookline Bancorp Inc.	326,134	3,744,018
Dime Community Bancshares Inc.	140,621	2,458,055
Downey Financial Corp.(b)	108,782	1,999,413
FirstFed Financial Corp.(a)(b)	75,574	2,051,834
Flagstar Bancorp Inc.	205,030	1,480,317
Franklin Bank Corp.(a)	133,429	404,290
Guaranty Financial Group Inc.(a)	197,211	2,094,381

		17,840,033
SEMICONDUCTORS – 4.24%
Actel Corp.(a)	142,943	2,188,457
ATMI Inc.(a)	113,514	3,159,095
Axcelis Technologies Inc.(a)	568,554	3,183,902
Brooks Automation Inc.(a)	365,527	3,552,922
Cabot Microelectronics Corp.(a)	52,924	1,701,507
Cohu Inc.	128,405	2,086,581
DSP Group Inc.(a)	93,855	1,195,713

Exar Corp.(a)	262,143	2,157,437
Kopin Corp.(a)	244,991	651,676
Kulicke and Soffa Industries Inc.(a)	292,239	1,396,902
Micrel Inc.	290,232	2,690,451
Microsemi Corp.(a)	227,882	5,195,710
MKS Instruments Inc.(a)	255,903	5,476,324
Pericom Semiconductor Corp.(a)	92,553	1,358,678
Photronics Inc.(a)	233,273	2,227,757
Rudolph Technologies Inc.(a)	159,450	1,557,827
Skyworks Solutions Inc.(a)	642,563	4,677,859
Standard Microsystems Corp.(a)	74,302	2,168,132
Supertex Inc.(a)	38,755	790,990
Ultratech Inc.(a)	129,630	1,245,744
Varian Semiconductor Equipment Associates Inc.(a)	245,608	6,913,865
Veeco Instruments Inc.(a)	177,188	2,946,636

		58,524,165
SOFTWARE – 2.45%
Allscripts Healthcare Solutions Inc.(a)(b)	174,431	1,800,128
Avid Technology Inc.(a)(b)	78,263	1,904,921
Captaris Inc.(a)	140,175	619,574
Digi International Inc.(a)	79,931	922,404
Informatica Corp.(a)(b)	294,825	5,029,715
JDA Software Group Inc.(a)	94,803	1,730,155
ManTech International Corp. Class A(a)	44,527	2,019,745
Omnicell Inc.(a)	112,174	2,254,697
Phase Forward Inc.(a)	148,585	2,537,832
Phoenix Technologies Ltd.(a)	98,232	1,538,313
Progress Software Corp.(a)	98,586	2,949,693
SYNNEX Corp.(a)	91,789	1,947,763
Take-Two Interactive Software Inc.(a)	192,177	4,904,357
THQ Inc.(a)	171,032	3,728,498

		33,887,795
STORAGE & WAREHOUSING – 0.12%
Mobile Mini Inc.(a)(b)	85,187	1,618,553

		1,618,553
TELECOMMUNICATIONS – 2.09%
Adaptec Inc.(a)	676,225	1,988,102
Anixter International Inc.(a)	99,456	6,369,162
Applied Signal Technology Inc.	69,597	821,245
ARRIS Group Inc.(a)	756,782	4,404,471
Black Box Corp.	98,971	3,053,255
Ditech Networks Inc.(a)	135,647	398,802
FairPoint Communications Inc.	153,708	1,386,446
General Communication Inc. Class A(a)	87,539	537,489
Harmonic Inc.(a)	518,863	3,943,359
Network Equipment Technologies Inc.(a)	111,508	732,608
Newport Corp.(a)	202,369	2,260,462
Novatel Wireless Inc.(a)(b)	179,177	1,734,433
Symmetricom Inc.(a)	253,280	883,947
Tollgrade Communications Inc.(a)	74,304	389,353

		28,903,134

TEXTILES – 0.57%
Angelica Corp.	54,451	976,851
G&K Services Inc. Class A	111,194	3,959,618
UniFirst Corp.	79,469	2,947,505

		7,883,974

TOYS, GAMES & HOBBIES – 0.21%
JAKKS Pacific Inc.(a)	81,425	2,244,887
RC2 Corp.(a)	34,581	725,164

		2,970,051
TRANSPORTATION – 1.46%
Arkansas Best Corp.(b)	140,608	4,479,771
Bristow Group Inc.(a)(b)	58,302	3,129,068
Hub Group Inc. Class A(a)	111,676	3,673,024
Kirby Corp.(a)	118,992	6,782,544
Old Dominion Freight Line Inc.(a)	64,874	2,064,939

		20,129,346
WATER – 0.25%
American States Water Co.	95,912	3,452,832

		3,452,832

TOTAL COMMON STOCKS
(Cost: $1,577,528,014)		1,377,830,227

Security	Shares	Value
SHORT-TERM INVESTMENTS – 9.56%

MONEY MARKET FUNDS – 9.56%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.18%(c)(d)	826,564	826,564
BGI Cash Premier Fund LLC
3.22%(c)(d)(e)	131,187,556	131,187,556

		132,014,120

TOTAL SHORT-TERM INVESTMENTS
(Cost: $132,014,120)		132,014,120

TOTAL INVESTMENTS IN SECURITIES – 109.33%
(Cost: $1,709,542,134)		1,509,844,347
Other Assets, Less Liabilities – (9.33)%		(128,892,630)

NET ASSETS – 100.00%		$1,380,951,717

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments

iSHARES® S&P 1500 INDEX FUND

March 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.76%

ADVERTISING – 0.19%
Getty Images Inc.(a)	778	$24,896
Harte-Hanks Inc.	862	11,784
Interpublic Group of Companies Inc. (The)(a)	7,834	65,884
inVentiv Health Inc.(a)	583	16,796
Lamar Advertising Co.(a)	1,342	48,218
Omnicom Group Inc.	5,405	238,793

		406,371
AEROSPACE & DEFENSE – 2.27%
AAR Corp.(a)	590	16,089
Alliant Techsystems Inc.(a)	562	58,184
BE Aerospace Inc.(a)	1,529	53,439
Boeing Co. (The)	12,817	953,200
Curtiss-Wright Corp.	711	29,492
DRS Technologies Inc.	727	42,370
Esterline Technologies Corp.(a)	517	26,041
GenCorp Inc.(a)	931	9,580
General Dynamics Corp.	6,692	557,912
Goodrich Corp.	2,094	120,426
Kaman Corp.	414	11,712
L-3 Communications Holdings Inc.	2,060	225,240
Lockheed Martin Corp.	5,737	569,684
Moog Inc. Class A(a)	654	27,605
Northrop Grumman Corp.	5,653	439,860
Orbital Sciences Corp.(a)	973	23,449
Raytheon Co.	7,116	459,765
Rockwell Collins Inc.	2,734	156,248
Teledyne Technologies Inc.(a)	548	25,756
Triumph Group Inc.	262	14,916
United Technologies Corp.	16,436	1,131,126

		4,952,094
AGRICULTURE – 2.01%
Alliance One International Inc.(a)	1,366	8,251
Altria Group Inc.	35,104	779,309
Andersons Inc. (The)	296	13,205
Archer-Daniels-Midland Co.	10,740	442,058
Monsanto Co.	9,149	1,020,113
Philip Morris International Inc.	35,202	1,780,517
Reynolds American Inc.	2,843	167,822
Universal Corp.	433	28,374
UST Inc.	2,591	141,261

		4,380,910
AIRLINES – 0.10%
AirTran Holdings Inc.(a)	1,438	9,491
Alaska Air Group Inc.(a)	633	12,419
Frontier Airlines Holdings Inc.(a)(b)	583	1,475

JetBlue Airways Corp.(a)(b)	2,768	16,054
Mesa Air Group Inc.(a)	588	1,382
SkyWest Inc.	1,025	21,648
Southwest Airlines Co.	12,362	153,289

		215,758
APPAREL – 0.53%
Coach Inc.(a)	5,995	180,749
Crocs Inc.(a)(b)	1,305	22,798
Deckers Outdoor Corp.(a)	216	23,289
Guess? Inc.	848	34,319
Gymboree Corp.(a)	548	21,854
Hanesbrands Inc.(a)	1,516	44,267
Iconix Brand Group Inc.(a)	920	15,962
Jones Apparel Group Inc.	1,486	19,942
K-Swiss Inc. Class A	443	7,008
Liz Claiborne Inc.	1,665	30,220
Maidenform Brands Inc.(a)	318	5,174
Nike Inc. Class B	6,390	434,520
Oxford Industries Inc.	248	5,587
Perry Ellis International Inc.(a)	190	4,148
Phillips-Van Heusen Corp.	876	33,218
Polo Ralph Lauren Corp.	984	57,357
Quiksilver Inc.(a)	1,926	18,894
SKECHERS U.S.A. Inc. Class A(a)	623	12,591
Timberland Co. Class A(a)	849	11,657
VF Corp.	1,494	115,800
Volcom Inc.(a)	191	3,860
Warnaco Group Inc. (The)(a)	802	31,631
Wolverine World Wide Inc.	924	26,805

		1,161,650
AUTO MANUFACTURERS – 0.33%
Ford Motor Co.(a)	36,644	209,604
General Motors Corp.	9,466	180,327
Oshkosh Corp.	1,262	45,785
PACCAR Inc.	6,097	274,365
Wabash National Corp.	509	4,576

		714,657
AUTO PARTS & EQUIPMENT – 0.27%
ArvinMeritor Inc.	1,173	14,674
BorgWarner Inc.	1,956	84,167
Goodyear Tire & Rubber Co. (The)(a)	3,938	101,600
Johnson Controls Inc.	9,928	335,566
Lear Corp.(a)	1,318	34,149
Modine Manufacturing Co.	585	8,477
Spartan Motors Inc.	540	4,568
Standard Motor Products Inc.	182	1,114
Superior Industries International Inc.	412	8,549

		592,864
BANKS – 5.03%
Associated Banc-Corp	2,110	56,189
Bank Mutual Corp.	995	10,686
Bank of America Corp.	74,057	2,807,501
Bank of Hawaii Corp.	810	40,144
Bank of New York Mellon Corp. (The)	19,076	796,041
BB&T Corp.	9,153	293,445
Boston Private Financial Holdings Inc.	551	5,835

Cascade Bancorp(b)	453	4,331
Cathay General Bancorp	825	17,102
Central Pacific Financial Corp.	490	9,236

City National Corp.	662	32,743
Colonial BancGroup Inc. (The)	2,443	23,526
Columbia Banking System Inc.	296	6,624
Comerica Inc.	2,602	91,278
Community Bank System Inc.	510	12,526
Corus Bankshares Inc.(b)	529	5,147
Cullen/Frost Bankers Inc.	950	50,388
Discover Financial Services LLC	7,970	130,469
East West Bancorp Inc.	957	16,987
Fifth Third Bancorp	8,831	184,745
First BanCorp (Puerto Rico)	1,400	14,224
First Commonwealth Financial Corp.	1,115	12,923
First Community Bancorp	429	11,519
First Financial Bancorp	518	6,967
First Horizon National Corp.(b)	1,996	27,964
First Midwest Bancorp Inc.	780	21,661
FirstMerit Corp.	1,262	26,073
Frontier Financial Corp.(b)	640	11,315
Glacier Bancorp Inc.	827	15,854
Hancock Holding Co.	406	17,060
Hanmi Financial Corp.	659	4,870
Huntington Bancshares Inc.	5,960	64,070
Independent Bank Corp. (Michigan)	337	3,498
Irwin Financial Corp.	318	1,689
KeyCorp	6,697	146,999
M&T Bank Corp.	1,258	101,244
Marshall & Ilsley Corp.	4,335	100,572
Nara Bancorp Inc.	378	4,910
National City Corp.	10,611	105,579
National Penn Bancshares Inc.	1,317	23,956
Northern Trust Corp.	3,185	211,707
Old National Bancorp	1,101	19,818
PNC Financial Services Group Inc. (The)	5,743	376,568
PrivateBancorp Inc.(b)	451	14,193
Prosperity Bancshares Inc.	710	20,349
Provident Bankshares Corp.	523	5,617
Regions Financial Corp.	11,603	229,159
Signature Bank(a)	481	12,265
South Financial Group Inc. (The)	1,231	18,293
State Street Corp.	6,423	507,417
Sterling Bancorp	298	4,628
Sterling Bancshares Inc.	1,110	11,033
Sterling Financial Corp. (Washington)	790	12,332
SunTrust Banks Inc.	5,871	323,727
Susquehanna Bancshares Inc.	1,306	26,603
SVB Financial Group(a)	584	25,486
Synovus Financial Corp.	5,407	59,801
TCF Financial Corp.	1,780	31,898
TrustCo Bank Corp. NY	1,248	11,095
U.S. Bancorp	28,802	932,033
UCBH Holdings Inc.	1,555	12,067
UMB Financial Corp.	599	24,679
Umpqua Holdings Corp.	1,134	17,588
United Bancshares Inc.	602	16,043
United Community Banks Inc.	586	9,950
Wachovia Corp.	33,073	892,971
Webster Financial Corp.	886	24,693
Wells Fargo & Co.	55,149	1,604,836
Westamerica Bancorporation	482	25,353
Whitney Holding Corp.	1,060	26,277

Wilmington Trust Corp.	1,079	33,557
Wilshire Bancorp Inc.	223	1,704
Wintrust Financial Corp.	405	14,155

Zions Bancorporation	1,822	82,992

		10,958,777
BEVERAGES – 2.33%
Anheuser-Busch Companies Inc.	12,018	570,254
Boston Beer Co. Inc. Class A(a)	163	7,749
Brown-Forman Corp. Class B	1,453	96,218
Coca-Cola Co. (The)	33,343	2,029,588
Coca-Cola Enterprises Inc.	4,785	115,797
Constellation Brands Inc. Class A(a)	3,143	55,537
Hansen Natural Corp.(a)(b)	1,046	36,924
Molson Coors Brewing Co. Class B	2,255	118,545
Peet’s Coffee & Tea Inc.(a)	262	6,160
Pepsi Bottling Group Inc.	2,323	78,773
PepsiAmericas Inc.	925	23,615
PepsiCo Inc.	26,820	1,936,404

		5,075,564
BIOTECHNOLOGY – 1.06%
Affymetrix Inc.(a)	1,106	19,255
Amgen Inc.(a)	18,079	755,341
ArQule Inc.(a)(b)	548	2,345
Biogen Idec Inc.(a)	4,952	305,489
Cambrex Corp.	433	3,001
Celgene Corp.(a)	7,244	443,985
Charles River Laboratories International Inc.(a)	1,139	67,133
CryoLife Inc.(a)	374	3,516
Enzo Biochem Inc.(a)	438	3,981
Genzyme Corp.(a)	4,456	332,150
Integra LifeSciences Holdings Corp.(a)(b)	303	13,171
Invitrogen Corp.(a)(b)	815	69,658
LifeCell Corp.(a)	475	19,964
Martek Biosciences Corp.(a)	529	16,172
Millennium Pharmaceuticals Inc.(a)	5,461	84,427
Millipore Corp.(a)	925	62,354
PDL BioPharma Inc.(a)	1,848	19,570
Regeneron Pharmaceuticals Inc.(a)	1,006	19,305
Savient Pharmaceuticals Inc.(a)	937	18,740
Vertex Pharmaceuticals Inc.(a)	2,168	51,794

		2,311,351
BUILDING MATERIALS – 0.20%
Apogee Enterprises Inc.	508	7,823
Drew Industries Inc.(a)	252	6,164
Lennox International Inc.	1,119	40,250
Martin Marietta Materials Inc.(b)	697	74,000
Masco Corp.	6,174	122,430
NCI Building Systems Inc.(a)	341	8,252
Simpson Manufacturing Co. Inc.(b)	589	16,009
Texas Industries Inc.	447	26,869
Trane Inc.	2,888	132,559
Universal Forest Products Inc.	296	9,531

		443,887
CHEMICALS – 1.68%
A. Schulman Inc.	509	10,450
Air Products and Chemicals Inc.	3,579	329,268
Airgas Inc.	1,342	61,021
Albemarle Corp.	1,376	50,252
Arch Chemicals Inc.	414	15,426
Ashland Inc.	955	45,171
Cabot Corp.	1,160	32,480
CF Industries Holdings Inc.	788	81,653

Chemtura Corp.	3,848	28,244
Cytec Industries Inc.	663	35,703
Dow Chemical Co. (The)	15,767	581,014
E.I. du Pont de Nemours and Co.	14,943	698,735
Eastman Chemical Co.	1,402	87,555
Ecolab Inc.	2,888	125,426
Ferro Corp.	701	10,417
FMC Corp.	1,250	69,362
Georgia Gulf Corp.	582	4,033
H.B. Fuller Co.	974	19,879
Hercules Inc.	1,893	34,623
International Flavors & Fragrances Inc.	1,344	59,203
Lubrizol Corp.	1,101	61,117
Minerals Technologies Inc.	328	20,598
NewMarket Corp.	239	18,033
Olin Corp.	1,152	22,764
OM Group Inc.(a)	487	26,561
OMNOVA Solutions Inc.(a)	623	2,486
Penford Corp.	184	3,998
PolyOne Corp.(a)	1,543	9,829
PPG Industries Inc.	2,747	166,221
Praxair Inc.	5,281	444,819
Quaker Chemical Corp.	184	5,757
Rohm & Haas Co.	2,125	114,920
RPM International Inc.	1,898	39,744
Sensient Technologies Corp.	780	23,002
Sherwin-Williams Co. (The)	1,804	92,076
Sigma-Aldrich Corp.	2,123	126,637
Terra Industries Inc.(a)	1,516	53,863
Tronox Inc. Class B	598	2,332
Valspar Corp. (The)	1,619	32,121
Zep Inc.	364	5,904

		3,652,697
COAL – 0.28%
Arch Coal Inc.	2,421	105,313
CONSOL Energy Inc.	3,040	210,338
Massey Energy Co.	1,332	48,618
Patriot Coal Corp.(a)	435	20,432
Peabody Energy Corp.	4,535	231,285

		615,986
COMMERCIAL SERVICES – 1.10%
Aaron Rents Inc.	769	16,564
ABM Industries Inc.	662	14,855
Administaff Inc.	373	8,807
Alliance Data Systems Corp.(a)	1,287	61,145
AMN Healthcare Services Inc.(a)	515	7,941
Apollo Group Inc. Class A(a)	2,261	97,675
Arbitron Inc.	490	21,148
Avis Budget Group Inc.(a)	1,596	16,950
Bankrate Inc.(a)(b)	266	13,271
Bowne & Co. Inc.	522	7,960
Bright Horizons Family Solutions Inc.(a)	415	17,862
Career Education Corp.(a)	1,562	19,869
CDI Corp.	222	5,561
Chemed Corp.	414	17,471
ChoicePoint Inc.(a)	1,196	56,930
Coinstar Inc.(a)	414	11,650
Consolidated Graphics Inc.(a)	188	10,537

Convergys Corp.(a)	2,251	33,900
Corinthian Colleges Inc.(a)	1,432	10,353
Corporate Executive Board Co. (The)	633	25,624

Corrections Corp. of America(a)	2,048	56,361
CPI Corp.	120	2,072
Cross Country Healthcare Inc.(a)	366	4,527
Deluxe Corp.	805	15,464
DeVry Inc.	994	41,589
Equifax Inc.	2,250	77,580
Gartner Inc.(a)	1,250	24,175
Gevity HR Inc.	454	3,932
H&R Block Inc.	5,515	114,491
Healthcare Services Group Inc.	657	13,560
Heidrick & Struggles International Inc.	323	10,507
HMS Holdings Corp.(a)	331	9,450
ITT Educational Services Inc.(a)	505	23,195
Kelly Services Inc. Class A	306	6,291
Kendle International Inc.(a)(b)	192	8,625
Korn/Ferry International(a)	893	15,092
Live Nation Inc.(a)	1,042	12,639
Manpower Inc.	1,397	78,595
MAXIMUS Inc.	418	15,345
McKesson Corp.	4,819	252,371
Midas Inc.(a)	185	3,180
Monster Worldwide Inc.(a)	2,205	53,383
Moody’s Corp.	3,556	123,855
MPS Group Inc.(a)	1,625	19,207
Navigant Consulting Inc.(a)	843	16,000
On Assignment Inc.(a)	508	3,226
PAREXEL International Corp.(a)	836	21,820
Pharmaceutical Product Development Inc.	1,774	74,331
PharmaNet Development Group Inc.(a)	445	11,227
Pre-Paid Legal Services Inc.(a)	181	7,676
Quanta Services Inc.(a)	2,779	64,389
R.R. Donnelley & Sons Co.	3,615	109,571
Rent-A-Center Inc.(a)	1,150	21,102
Rewards Network Inc.(a)	453	2,029
Robert Half International Inc.	2,746	70,682
Rollins Inc.	771	13,639
Service Corp. International	4,733	47,993
Sotheby’s Holdings Inc. Class A	1,086	31,396
Spherion Corp.(a)	999	6,114
StarTek Inc.(a)	191	1,759
Strayer Education Inc.	228	34,770
TrueBlue Inc.(a)	885	11,894
United Rentals Inc.(a)	1,257	23,682
Universal Technical Institute Inc.(a)	377	4,422
Valassis Communications Inc.(a)	811	8,799
Viad Corp.	374	13,468
Volt Information Sciences Inc.(a)	223	3,782
Watson Wyatt Worldwide Inc.	674	38,249
Western Union Co.	12,416	264,088
Wright Express Corp.(a)	657	20,190

		2,387,857
COMPUTERS – 4.40%
Affiliated Computer Services Inc. Class A(a)	1,673	83,834
Agilysys Inc.	529	6,136
Ansoft Corp.(a)	281	8,576
Apple Inc.(a)	14,663	2,104,140
CACI International Inc. Class A(a)(b)	507	23,094
Cadence Design Systems Inc.(a)	4,486	47,910
Catapult Communications Corp.(a)	158	814
CIBER Inc.(a)	1,036	5,076
Cognizant Technology Solutions Corp.(a)	4,850	139,825
Computer Sciences Corp.(a)	2,774	113,151

Dell Inc.(a)	37,451	746,024
Diebold Inc.	1,084	40,704
DST Systems Inc.(a)	867	56,997
Electronic Data Systems Corp.	8,612	143,390
EMC Corp.(a)	35,090	503,191
FactSet Research Systems Inc.	672	36,201
Hewlett-Packard Co.	41,235	1,882,790
Hutchinson Technology Inc.(a)	438	6,969
Imation Corp.	748	17,010
International Business Machines Corp.	23,098	2,659,504
Jack Henry & Associates Inc.	1,225	30,221
Lexmark International Inc. Class A(a)	1,605	49,306
Manhattan Associates Inc.(a)	436	9,997
Mentor Graphics Corp.(a)	1,326	11,709
Mercury Computer Systems Inc.(a)	382	2,147
MICROS Systems Inc.(a)	1,434	48,268
MTS Systems Corp.	307	9,904
NCR Corp.(a)	2,987	68,193
NetApp Inc.(a)	5,798	116,250
Palm Inc.(b)	1,629	8,145
Radiant Systems Inc.(a)	379	5,295
RadiSys Corp.(a)	302	3,047
SanDisk Corp.(a)	3,751	84,660
SI International Inc.(a)	193	3,704
SRA International Inc. Class A(a)	643	15,631
Stratasys Inc.(a)	338	6,016
Sun Microsystems Inc.(a)	13,459	209,018
Sykes Enterprises Inc.(a)	456	8,021
Synaptics Inc.(a)	418	9,982
Synopsys Inc.(a)	2,445	55,526
Teradata Corp.(a)	2,987	65,893
Tyler Technologies Inc.(a)	566	7,913
Unisys Corp.(a)	5,498	24,356
Western Digital Corp.(a)	3,747	101,319

		9,579,857
COSMETICS & PERSONAL CARE – 2.16%
Alberto-Culver Co.	1,481	40,594
Avon Products Inc.	7,186	284,134
Chattem Inc.(a)	298	19,769
Colgate-Palmolive Co.	8,524	664,105
Estee Lauder Companies Inc. (The) Class A	1,946	89,224
Procter & Gamble Co. (The)	51,430	3,603,700

		4,701,526
DISTRIBUTION & WHOLESALE – 0.24%
Brightpoint Inc.(a)	892	7,457
Building Materials Holding Corp.(b)	448	1,962
Fastenal Co.	2,105	96,683
Genuine Parts Co.	2,844	114,386
Ingram Micro Inc. Class A(a)	2,357	37,311
LKQ Corp.(a)	1,808	40,626
Owens & Minor Inc.	663	26,082
Pool Corp.(b)	856	16,170
ScanSource Inc.(a)	402	14,548
Tech Data Corp.(a)	880	28,864

United Stationers Inc.(a)	507	24,184
W.W. Grainger Inc.	1,158	88,460
Watsco Inc.	374	15,491

		512,224
DIVERSIFIED FINANCIAL SERVICES – 5.34%
American Express Co.	19,379	847,250

AmeriCredit Corp.(a)(b)	1,954	19,677
Ameriprise Financial Inc.	3,833	198,741
Bear Stearns Companies Inc. (The)	22	231
Capital One Financial Corp.	6,294	309,791
Charles Schwab Corp. (The)	15,505	291,959
CIT Group Inc.	3,193	37,837
Citigroup Inc.	86,850	1,860,327
CME Group Inc.	898	421,252
Countrywide Financial Corp.	79	434
E*TRADE Financial Corp.(a)(b)	7,879	30,413
Eaton Vance Corp.	2,038	62,179
Federal Home Loan Mortgage Corp.	10,912	276,292
Federal National Mortgage Association	16,377	431,043
Federated Investors Inc. Class B	1,439	56,351
Financial Federal Corp.	445	9,705
Franklin Resources Inc.	2,650	257,023
Goldman Sachs Group Inc. (The)	6,627	1,096,040
IndyMac Bancorp Inc.(b)	1,119	5,550
IntercontinentalExchange Inc.(a)	1,174	153,207
Investment Technology Group Inc.(a)	700	32,326
Janus Capital Group Inc.	2,542	59,152
Jefferies Group Inc.	1,816	29,292
JPMorgan Chase & Co.	56,669	2,433,934
LaBranche & Co. Inc.(a)	995	4,328
Legg Mason Inc.	2,205	123,436
Lehman Brothers Holdings Inc.	8,779	330,442
Merrill Lynch & Co. Inc.	16,190	659,581
Morgan Stanley	18,413	841,474
NYSE Euronext Inc.	4,401	271,586
optionsXpress Holdings Inc.	726	15,035
Piper Jaffray Companies(a)	337	11,445
Portfolio Recovery Associates Inc.(b)	260	11,151
Raymond James Financial Inc.	1,594	36,630
SLM Corp.(a)	8,017	123,061
SWS Group Inc.	408	4,990
T. Rowe Price Group Inc.	4,360	218,000
TradeStation Group Inc.(a)	368	3,135
Waddell & Reed Financial Inc. Class A	1,330	42,733
World Acceptance Corp.(a)	302	9,619

		11,626,652
ELECTRIC – 3.40%
AES Corp. (The)(a)	11,226	187,137
Allegheny Energy Inc.	2,753	139,026
ALLETE Inc.	492	19,001
Alliant Energy Corp.	1,882	65,889
Ameren Corp.	3,426	150,881
American Electric Power Co. Inc.	6,615	275,382
Aquila Inc.(a)	6,152	19,748
Avista Corp.	814	15,922
Black Hills Corp.	670	23,973
CenterPoint Energy Inc.	5,372	76,658
Central Vermont Public Service Corp.	191	4,565
CH Energy Group Inc.	220	8,558
Cleco Corp.	1,081	23,977
CMS Energy Corp.	3,834	51,912
Consolidated Edison Inc.	4,492	178,332
Constellation Energy Group Inc.	3,021	266,664
Dominion Resources Inc.	9,658	394,433

DPL Inc.	1,900	48,716
DTE Energy Co.	2,753	107,064
Duke Energy Corp.	21,136	377,278
Dynegy Inc. Class A(a)	8,038	63,420

Edison International	5,453	267,306
El Paso Electric Co.(a)	805	17,203
Energy East Corp.	2,625	63,315
Entergy Corp.	3,233	352,656
Exelon Corp.	11,024	895,920
FirstEnergy Corp.	5,095	349,619
FPL Group Inc.	6,802	426,757
Great Plains Energy Inc.	1,486	36,630
Hawaiian Electric Industries Inc.	1,304	31,126
IDACORP Inc.	702	22,541
Integrys Energy Group Inc.	1,212	56,528
MDU Resources Group Inc.	3,076	75,516
Northeast Utilities	2,477	60,786
NSTAR	1,709	52,005
OGE Energy Corp.	1,468	45,758
Pepco Holdings Inc.	3,241	80,118
PG&E Corp.	5,859	215,728
Pinnacle West Capital Corp.	1,722	60,408
PNM Resources Inc.	1,186	14,789
PPL Corp.	6,210	285,163
Progress Energy Inc.	4,355	181,603
Public Service Enterprise Group Inc.	8,520	342,419
Puget Energy Inc.	2,029	52,490
SCANA Corp.	1,872	68,478
Sierra Pacific Resources Corp.	3,861	48,764
Southern Co. (The)	12,666	451,036
TECO Energy Inc.	3,339	53,257
UIL Holdings Corp.	376	11,329
UniSource Energy Corp.	583	12,978
Westar Energy Inc.	1,589	36,182
Wisconsin Energy Corp.	1,992	87,628
Xcel Energy Inc.	7,018	140,009

		7,394,581
ELECTRICAL COMPONENTS & EQUIPMENT – 0.46%
Advanced Energy Industries Inc.(a)	510	6,763
AMETEK Inc.	1,803	79,170
Belden Inc.	707	24,971
C&D Technologies Inc.(a)	435	2,184
Emerson Electric Co.	13,083	673,251
Energizer Holdings Inc.(a)	952	86,137
Greatbatch Inc.(a)	341	6,278
Hubbell Inc. Class B	957	41,811
Littelfuse Inc.(a)	375	13,114
Magnetek Inc.(a)	548	1,885
Molex Inc.	2,257	52,272
Vicor Corp.	340	4,060

		991,896
ELECTRONICS – 0.93%
Agilent Technologies Inc.(a)	6,197	184,857
Amphenol Corp. Class A	3,003	111,862
Analogic Corp.	224	14,905
Applied Biosystems Group	2,789	91,647
Arrow Electronics Inc.(a)	2,078	69,925
Avnet Inc.(a)	2,439	79,828
Bel Fuse Inc. Class B	184	5,126
Benchmark Electronics Inc.(a)	1,100	19,745
Brady Corp. Class A	854	28,549
Checkpoint Systems Inc.(a)	658	17,667

CTS Corp.	586	6,270
Cubic Corp.	290	8,245
Cymer Inc.(a)(b)	618	16,093

Daktronics Inc.(b)	490	8,776
Dionex Corp.(a)	327	25,176
Electro Scientific Industries Inc.(a)	471	7,762
FARO Technologies Inc.(a)	271	8,450
FEI Co.(a)	577	12,596
FLIR Systems Inc.(a)	2,314	69,628
Gentex Corp.	2,431	41,692
Itron Inc.(a)(b)	507	45,747
Jabil Circuit Inc.	3,302	31,237
Keithley Instruments Inc.	270	2,619
KEMET Corp.(a)(b)	1,439	5,814
LoJack Corp.(a)	300	3,792
Methode Electronics Inc.	585	6,839
National Instruments Corp.	917	23,970
Park Electrochemical Corp.	324	8,375
PerkinElmer Inc.	2,028	49,179
Photon Dynamics Inc.(a)	283	3,000
Planar Systems Inc.(a)	270	1,083
Plexus Corp.(a)	703	19,719
Rogers Corp.(a)	285	9,522
Sonic Solutions Inc.(a)	378	3,648
Technitrol Inc.	665	15,381
Thermo Fisher Scientific Inc.(a)	7,060	401,290
Thomas & Betts Corp.(a)	849	30,878
Trimble Navigation Ltd.(a)	2,020	57,752
TTM Technologies Inc.(a)	910	10,301
Tyco Electronics Ltd.	8,250	283,140
Varian Inc.(a)	506	29,308
Vishay Intertechnology Inc.(a)	2,931	26,555
Waters Corp.(a)	1,659	92,406
Watts Water Technologies Inc. Class A	435	12,193
Woodward Governor Co.	964	25,758
X-Rite Inc.(a)	441	2,633

		2,030,938
ENERGY - ALTERNATE SOURCES – 0.00%
Headwaters Inc.(a)	638	8,415

		8,415
ENGINEERING & CONSTRUCTION – 0.28%
Dycom Industries Inc.(a)	692	8,311
EMCOR Group Inc.(a)	1,036	23,010
Fluor Corp.	1,489	210,187
Granite Construction Inc.	523	17,107
Insituform Technologies Inc. Class A(a)	450	6,223
Jacobs Engineering Group Inc.(a)	2,032	149,535
KBR Inc.	2,848	78,975
Shaw Group Inc. (The)(a)	1,384	65,242
URS Corp.(a)	1,337	43,707

		602,297
ENTERTAINMENT – 0.13%
International Game Technology Inc.	5,282	212,389
International Speedway Corp. Class A	558	22,990
Macrovision Corp.(a)	846	11,421
Pinnacle Entertainment Inc.(a)	913	11,686
Scientific Games Corp. Class A(a)	1,073	22,651

Shuffle Master Inc.(a)(b)	554	2,964

		284,101
ENVIRONMENTAL CONTROL – 0.26%
Allied Waste Industries Inc.(a)	5,585	60,374
Mine Safety Appliances Co.	474	19,524

Republic Services Inc.	2,661	77,808
Stericycle Inc.(a)	1,430	73,645
Tetra Tech Inc.(a)	932	18,183
Waste Connections Inc.(a)	1,061	32,615
Waste Management Inc.	8,377	281,132

		563,281
FOOD – 1.84%
Campbell Soup Co.	3,723	126,396
ConAgra Foods Inc.	8,103	194,067
Corn Products International Inc.	1,184	43,974
Dean Foods Co.	2,488	49,984
Flowers Foods Inc.	1,324	32,769
General Mills Inc.	5,663	339,100
Great Atlantic & Pacific Tea Co. Inc. (The)(a)	292	7,656
H.J. Heinz Co.	5,352	251,383
Hain Celestial Group Inc.(a)	618	18,231
Hershey Co. (The)	2,846	107,209
Hormel Foods Corp.	1,173	48,867
J&J Snack Foods Corp.	218	5,988
J.M. Smucker Co. (The)	924	46,764
Kellogg Co.	4,344	228,321
Kraft Foods Inc.	25,693	796,740
Kroger Co. (The)	11,367	288,722
Lance Inc.	490	9,604
McCormick & Co. Inc. NVS	2,104	77,785
Nash Finch Co.	195	6,626
Performance Food Group Co.(a)	588	19,216
Ralcorp Holdings Inc.(a)	417	24,249
Ruddick Corp.	562	20,715
Safeway Inc.	7,329	215,106
Sanderson Farms Inc.(b)	252	9,579
Sara Lee Corp.	12,135	169,647
Smithfield Foods Inc.(a)	1,916	49,356
Spartan Stores Inc.	348	7,256
SUPERVALU Inc.	3,519	105,500
Sysco Corp.	10,116	293,566
Tootsie Roll Industries Inc.	468	11,794
TreeHouse Foods Inc.(a)	510	11,659
Tyson Foods Inc. Class A	4,676	74,582
United Natural Foods Inc.(a)	665	12,442
Whole Foods Market Inc.	2,288	75,435
Wm. Wrigley Jr. Co.	3,666	230,371

		4,010,659
FOREST PRODUCTS & PAPER – 0.37%
Buckeye Technologies Inc.(a)	620	6,919
Deltic Timber Corp.	194	10,806
International Paper Co.	7,190	195,568
Louisiana-Pacific Corp.	1,694	15,551
MeadWestvaco Corp.	3,082	83,892
Neenah Paper Inc.	260	6,703
Plum Creek Timber Co. Inc.	2,922	118,925
Potlatch Corp.	636	26,248
Rayonier Inc.	1,329	57,732
Rock-Tenn Co. Class A	586	17,562
Schweitzer-Mauduit International Inc.	233	5,392
Temple-Inland Inc.	1,750	22,260

Wausau Paper Corp.	856	7,071
Weyerhaeuser Co.	3,471	225,754

		800,383

GAS – 0.35%
AGL Resources Inc.	1,228	42,145
Atmos Energy Corp.	1,561	39,805
Energen Corp.	1,227	76,442
Laclede Group Inc. (The)	374	13,326
New Jersey Resources Corp.	706	21,921
Nicor Inc.	702	23,524
NiSource Inc.	4,670	80,511
Northwest Natural Gas Co.	454	19,722
Piedmont Natural Gas Co.	1,197	31,433
Sempra Energy	4,314	229,850
South Jersey Industries Inc.	478	16,783
Southern Union Co.	2,075	48,285
Southwest Gas Corp.	653	18,258
UGI Corp.	1,677	41,791
Vectren Corp.	1,256	33,698
WGL Holdings Inc.	817	26,193

		763,687
HAND & MACHINE TOOLS – 0.14%
Baldor Electric Co.	729	20,412
Black & Decker Corp. (The)	1,048	69,273
Kennametal Inc.	1,256	36,964
Lincoln Electric Holdings Inc.	746	48,110
Regal Beloit Corp.	492	18,022
Snap-On Inc.	955	48,562
Stanley Works (The)	1,401	66,716

		308,059
HEALTH CARE - PRODUCTS – 3.66%
Abaxis Inc.(a)	360	8,341
Advanced Medical Optics Inc.(a)	1,028	20,868
American Medical Systems Holdings Inc.(a)	1,150	16,318
ArthroCare Corp.(a)(b)	414	13,807
Baxter International Inc.	10,539	609,365
Beckman Coulter Inc.	1,010	65,195
Becton, Dickinson and Co.	4,055	348,122
BIOLASE Technology Inc.(a)	454	1,403
Boston Scientific Corp.(a)	22,400	288,288
C.R. Bard Inc.	1,717	165,519
CONMED Corp.(a)	507	12,999
Cooper Companies Inc. (The)	708	24,376
Covidien Ltd.	8,349	369,443
Cyberonics Inc.(a)	380	5,510
Datascope Corp.	188	7,789
DENTSPLY International Inc.	2,492	96,191
Edwards Lifesciences Corp.(a)	953	42,456
Gen-Probe Inc.(a)	898	43,284
Haemonetics Corp.(a)	418	24,904
Henry Schein Inc.(a)	1,502	86,215
Hillenbrand Industries Inc.	988	47,226
Hologic Inc.(a)	2,088	116,093
ICU Medical Inc.(a)	222	6,387
IDEXX Laboratories Inc.(a)	1,024	50,442
Immucor Inc.(a)	1,234	26,334
Intuitive Surgical Inc.(a)	634	205,638
Invacare Corp.	529	11,786
Johnson & Johnson	47,344	3,071,205
Kensey Nash Corp.(a)	185	5,356
Kinetic Concepts Inc.(a)(b)	885	40,914
LCA-Vision Inc.(b)	336	4,200
Medtronic Inc.	18,813	909,985
Mentor Corp.	675	17,361
Meridian Bioscience Inc.	677	22,632

Merit Medical Systems Inc.(a)	418	6,617
Osteotech Inc.(a)	324	1,539
Palomar Medical Technologies Inc.(a)	270	4,077
Patterson Companies Inc.(a)	2,241	81,348
PSS World Medical Inc.(a)	1,046	17,426
ResMed Inc.(a)	1,339	56,479
St. Jude Medical Inc.(a)	5,730	247,479
Steris Corp.	1,035	27,769
Stryker Corp.	3,945	256,622
SurModics Inc.(a)	254	10,638
Symmetry Medical Inc.(a)	569	9,445
TECHNE Corp.(a)	632	42,572
Varian Medical Systems Inc.(a)	2,100	98,364
Vital Sign Inc.	106	5,369
West Pharmaceutical Services Inc.	539	23,840
Zimmer Holdings Inc.(a)	3,875	301,707

		7,977,243
HEALTH CARE - SERVICES – 1.20%
Aetna Inc.	8,328	350,526
Air Methods Corp.(a)	179	8,658
Amedisys Inc.(a)	380	14,949
AMERIGROUP Corp.(a)	848	23,176
AmSurg Corp.(a)	490	11,603
Apria Healthcare Group Inc.(a)	731	14,437
Centene Corp.(a)	698	9,730
Community Health Systems Inc.(a)	1,564	52,503
Covance Inc.(a)	1,083	89,857
Coventry Health Care Inc.(a)	2,565	103,498
Gentiva Health Services Inc.(a)	379	8,247
Health Management Associates Inc. Class A(a)	3,812	20,165
Health Net Inc.(a)	1,874	57,719
Healthways Inc.(a)	550	19,437
Humana Inc.(a)	2,828	126,864
Kindred Healthcare Inc.(a)	513	11,219
Laboratory Corp. of America Holdings(a)	1,887	139,034
LHC Group Inc.(a)	245	4,116
LifePoint Hospitals Inc.(a)(b)	899	24,696
Lincare Holdings Inc.(a)	1,382	38,848
Matria Healthcare Inc.(a)	342	7,627
MedCath Corp.(a)	210	3,822
Molina Healthcare Inc.(a)	224	5,470
Odyssey Healthcare Inc.(a)	618	5,562
Pediatrix Medical Group Inc.(a)	780	52,572
Psychiatric Solutions Inc.(a)	851	28,866
Quest Diagnostics Inc.	2,630	119,060
RehabCare Group Inc.(a)	263	3,945
Res-Care Inc.(a)	325	5,574
Sunrise Senior Living Inc.(a)	707	15,752
Tenet Healthcare Corp.(a)	8,020	45,393
UnitedHealth Group Inc.	20,993	721,319
Universal Health Services Inc. Class B	898	48,214
WellCare Health Plans Inc.(a)	671	26,135

WellPoint Inc.(a)	9,022	398,141

		2,616,734
HOLDING COMPANIES - DIVERSIFIED – 0.06%
Leucadia National Corp.	2,832	128,063

		128,063
HOME BUILDERS – 0.21%
Centex Corp.	1,951	47,234
Champion Enterprises Inc.(a)	1,267	12,708

D.R. Horton Inc.	4,442	69,962
Fleetwood Enterprises Inc.(a)	996	4,582
Hovnanian Enterprises Inc. Class A(a)(b)	622	6,593
KB Home	1,248	30,863
Lennar Corp. Class A	2,231	41,965
M.D.C. Holdings Inc.	544	23,822
M/I Homes Inc.	210	3,566
Meritage Homes Corp.(a)(b)	444	8,578
Monaco Coach Corp.	489	4,636
NVR Inc.(a)(b)	89	53,178
Pulte Homes Inc.	3,396	49,412
Ryland Group Inc.	710	23,352
Skyline Corp.	120	3,338
Standard-Pacific Corp.(b)	1,099	5,341
Thor Industries Inc.(b)	554	16,493
Toll Brothers Inc.(a)	2,111	49,566
Winnebago Industries Inc.(b)	520	8,788

		463,977
HOME FURNISHINGS – 0.09%
Audiovox Corp. Class A(a)	302	3,225
Bassett Furniture Industries Inc.	184	2,271
Ethan Allen Interiors Inc.	521	14,812
Furniture Brands International Inc.	840	9,828
Harman International Industries Inc.	1,062	46,239
La-Z-Boy Inc.(b)	881	7,348
Universal Electronics Inc.(a)	235	5,689
Whirlpool Corp.	1,317	114,289

		203,701
HOUSEHOLD PRODUCTS & WARES – 0.48%
American Greetings Corp. Class A	938	17,400
Avery Dennison Corp.	1,743	85,843
Blyth Inc.	436	8,598
Central Garden & Pet Co. Class A(a)	1,150	5,106
Church & Dwight Co. Inc.	1,130	61,291
Clorox Co. (The)	2,324	131,631
Fortune Brands Inc.	2,588	179,866
Fossil Inc.(a)	745	22,752
Kimberly-Clark Corp.	7,052	455,207
Russ Berrie and Co. Inc.(a)	183	2,573
Scotts Miracle-Gro Co. (The) Class A	730	23,667
Spectrum Brands Inc.(a)	692	3,162
Standard Register Co. (The)	232	1,807
Tupperware Brands Corp.	950	36,746
WD-40 Co.	268	8,911

		1,044,560
HOUSEWARES – 0.07%
Libbey Inc.	222	3,738
National Presto Industries Inc.	73	3,825
Newell Rubbermaid Inc.	4,631	105,911
Toro Co. (The)	701	29,014

		142,488
INSURANCE – 4.13%
ACE Ltd.	5,532	304,592
Aflac Inc.	7,982	518,431
Allstate Corp. (The)	9,395	451,524
Ambac Financial Group Inc.	4,732	27,209
American Financial Group Inc.	1,296	33,126
American International Group Inc.	42,238	1,826,794
Aon Corp.	5,073	203,935

Arthur J. Gallagher & Co.	1,547	36,540
Assurant Inc.	1,624	98,837
Brown & Brown Inc.	1,811	31,475
Chubb Corp.	6,253	309,398
CIGNA Corp.	4,695	190,476
Cincinnati Financial Corp.	2,789	106,094
Commerce Group Inc.	776	27,983
Delphi Financial Group Inc. Class A	714	20,870
Everest Re Group Ltd.	1,042	93,290
Fidelity National Financial Inc.	3,522	64,558
First American Corp.	1,553	52,709
Genworth Financial Inc. Class A	7,395	167,423
Hanover Insurance Group Inc. (The)	817	33,611
Hartford Financial Services Group Inc. (The)	5,230	396,277
HCC Insurance Holdings Inc.	1,985	45,040
Hilb Rogal & Hobbs Co.	581	18,284
Horace Mann Educators Corp.	704	12,306
Infinity Property and Casualty Corp.	361	15,018
LandAmerica Financial Group Inc.	284	11,209
Lincoln National Corp.	4,476	232,752
Loews Corp.	7,365	296,220
Marsh & McLennan Companies Inc.	8,715	212,210
MBIA Inc.(b)	3,262	39,862
Mercury General Corp.	584	25,877
MetLife Inc.	11,899	717,034
MGIC Investment Corp.(b)	1,879	19,786
Navigators Group Inc. (The)(a)	221	12,022
Old Republic International Corp.	3,691	47,651
Philadelphia Consolidated Holding Corp.(a)	915	29,463
PMI Group Inc. (The)	1,438	8,369
Presidential Life Corp.	339	5,912
Principal Financial Group Inc.	4,377	243,886
ProAssurance Corp.(a)	578	31,114
Progressive Corp. (The)	11,698	187,987
Protective Life Corp.	1,101	44,657
Prudential Financial Inc.	7,524	588,753
Radian Group Inc.	1,361	8,942
RLI Corp.	366	18,143
Safeco Corp.	1,613	70,778
Safety Insurance Group Inc.	225	7,679
SCPIE Holdings Inc.(a)	184	5,069
Selective Insurance Group Inc.	937	22,376
StanCorp Financial Group Inc.	860	41,031
Stewart Information Services Corp.	324	9,069
Torchmark Corp.	1,530	91,968
Tower Group Inc.	329	8,281
Travelers Companies Inc. (The)	10,431	499,123
Triad Guaranty Inc.(a)(b)	211	1,055
United Fire & Casualty Co.	322	12,043
Unitrin Inc.	813	28,731
Unum Group	5,863	129,045
W.R. Berkley Corp.	2,699	74,735
XL Capital Ltd. Class A	3,032	89,596
Zenith National Insurance Corp.	603	21,624

		8,979,852
INTERNET – 1.92%
Akamai Technologies Inc.(a)	2,851	80,284
Amazon.com Inc.(a)	5,168	368,478
Avocent Corp.(a)	803	13,571
Blue Coat Systems Inc.(a)	563	12,409
Blue Nile Inc.(a)(b)	224	12,130
CyberSource Corp.(a)	1,043	15,238

DealerTrack Holdings Inc.(a)	483	9,766
Digital River Inc.(a)	671	20,781
eBay Inc.(a)	18,748	559,440
Expedia Inc.(a)	3,356	73,463
F5 Networks Inc.(a)	1,310	23,803
Google Inc. Class A(a)	3,869	1,704,178
IAC/InterActiveCorp(a)	3,055	63,422
InfoSpace Inc.	453	5,241
j2 Global Communications Inc.(a)	787	17,566
Knot Inc. (The)(a)	450	5,288
McAfee Inc.(a)	2,713	89,773
NetFlix Inc.(a)(b)	783	27,131
PCTEL Inc.(a)	374	2,543
Perficient Inc.(a)	479	3,803
Secure Computing Corp.(a)	986	6,360
Stamps.com Inc.(a)	289	2,965
Symantec Corp.(a)	14,214	236,237
United Online Inc.	1,005	10,613
ValueClick Inc.(a)	1,576	27,186
VeriSign Inc.(a)	3,594	119,465
Websense Inc.(a)	780	14,625
Yahoo! Inc.(a)	22,237	643,316

		4,169,075
INVESTMENT COMPANIES – 0.07%
American Capital Strategies Ltd.(b)	3,242	110,747
Apollo Investment Corp.	1,987	31,454

		142,201
IRON & STEEL – 0.47%
Allegheny Technologies Inc.	1,730	123,453
Carpenter Technology Corp.	874	48,918
Cleveland-Cliffs Inc.	745	89,266
Gibraltar Industries Inc.	480	5,630
Material Sciences Corp.(a)	224	1,738
Nucor Corp.	4,784	324,068
Reliance Steel & Aluminum Co.	1,117	66,864
Steel Dynamics Inc.	3,190	105,398
United States Steel Corp.	1,982	251,456

		1,016,791
LEISURE TIME – 0.26%
Arctic Cat Inc.	194	1,414
Brunswick Corp.(b)	1,509	24,099
Callaway Golf Co.	1,113	16,339
Carnival Corp.	7,296	295,342
Harley-Davidson Inc.	4,054	152,025
Life Time Fitness Inc.(a)(b)	525	16,385
Multimedia Games Inc.(a)	453	2,419
Nautilus Inc.	532	1,750
Polaris Industries Inc.(b)	639	26,205
WMS Industries Inc.(a)	711	25,575

		561,553
LODGING – 0.20%
Boyd Gaming Corp.	977	19,540
Marcus Corp.	374	7,181
Marriott International Inc. Class A	5,186	178,191
Monarch Casino & Resort Inc.(a)	172	3,046
Starwood Hotels & Resorts Worldwide Inc.	3,212	166,221
Wyndham Worldwide Corp.	3,047	63,012

		437,191

MACHINERY – 1.17%
AGCO Corp.(a)	1,556	93,173
Albany International Corp. Class A	487	17,600
Applied Industrial Technologies Inc.	589	17,605
Astec Industries Inc.(a)	288	11,163
Briggs & Stratton Corp.	852	15,251
Cascade Corp.	173	8,531
Caterpillar Inc.	10,466	819,383
Cognex Corp.	752	16,416
Cummins Inc.	3,388	158,626
Deere & Co.	7,325	589,223
Flowserve Corp.	928	96,865
Gardner Denver Inc.(a)	857	31,795
Gerber Scientific Inc.(a)	414	3,680
Graco Inc.	1,078	39,088
IDEX Corp.	1,270	38,976
Intevac Inc.(a)	337	4,364
Joy Global Inc.	1,835	119,569
Lindsay Corp.	190	19,469
Manitowoc Co. Inc. (The)	2,111	86,129
Nordson Corp.	554	29,833
Robbins & Myers Inc.	522	17,043
Rockwell Automation Inc.	2,538	145,732
Terex Corp.(a)	1,702	106,375
Wabtec Corp.	804	30,279
Zebra Technologies Corp. Class A(a)	1,134	37,785

		2,553,953
MANUFACTURING – 5.07%
A.O. Smith Corp.	342	11,242
Acuity Brands Inc.	729	31,311
AptarGroup Inc.	1,116	43,446
Barnes Group Inc.	746	17,121
Brink’s Co. (The)	771	51,796
Carlisle Companies Inc.	974	32,571
Ceradyne Inc.(a)	415	13,263
CLARCOR Inc.	852	30,289
Cooper Industries Ltd.	3,044	122,217
Crane Co.	805	32,482
Danaher Corp.	4,203	319,554
Donaldson Co. Inc.	1,120	45,114
Dover Corp.	3,267	136,495
Eastman Kodak Co.	4,780	84,463
Eaton Corp.	2,406	191,686
EnPro Industries Inc.(a)	339	10,573
Federal Signal Corp.	808	11,280
General Electric Co.	166,803	6,173,379
Griffon Corp.(a)	416	3,578
Harsco Corp.	1,439	79,692
Honeywell International Inc.	12,441	701,921
Illinois Tool Works Inc.	6,752	325,649
Ingersoll-Rand Co. Ltd. Class A	4,568	203,641
ITT Industries Inc.	2,974	154,083
Lancaster Colony Corp.	409	16,344
Leggett & Platt Inc.	2,888	44,042
Lydall Inc.(a)	232	2,656
Matthews International Corp. Class A	531	25,621
Myers Industries Inc.	508	6,670
Pall Corp.	2,002	70,210

Parker Hannifin Corp.	2,818	195,203
Pentair Inc.	1,601	51,072
Roper Industries Inc.	1,487	88,387
SPX Corp.	900	94,410

Standex International Corp.	193	4,312
Sturm, Ruger & Co. Inc.(a)	508	4,186
Teleflex Inc.	631	30,105
Textron Inc.	4,178	231,545
3M Co.	11,866	939,194
Tredegar Corp.	443	8,067
Trinity Industries Inc.	1,425	37,976
Tyco International Ltd.	8,225	362,311

		11,039,157
MEDIA – 2.45%
Belo Corp. Class A	1,401	14,809
A.H. Belo Corp. Class A(a)	280	3,200
CBS Corp. Class B	11,352	250,652
Clear Channel Communications Inc.	8,313	242,906
Comcast Corp. Class A	50,454	975,780
DIRECTV Group Inc. (The)(a)	12,014	297,827
E.W. Scripps Co. Class A	1,473	61,881
Entercom Communications Corp.	531	5,273
4Kids Entertainment Inc.(a)	196	1,915
Gannett Co. Inc.	3,804	110,506
John Wiley & Sons Inc. Class A	705	27,989
Lee Enterprises Inc.(b)	671	6,717
McGraw-Hill Companies Inc. (The)	5,504	203,373
Media General Inc. Class A	411	5,762
Meredith Corp.	668	25,551
New York Times Co. (The) Class A(b)	2,292	43,273
News Corp. Class A	38,510	722,063
Radio One Inc. Class D(a)	1,372	2,085
Scholastic Corp.(a)	482	14,590
Time Warner Inc.	60,046	841,845
Viacom Inc. Class B(a)	10,792	427,579
Walt Disney Co. (The)	31,549	990,008
Washington Post Co. (The) Class B	98	64,827

		5,340,411
METAL FABRICATE & HARDWARE – 0.21%
A.M. Castle & Co.	193	5,211
Commercial Metals Co.	1,918	57,482
Kaydon Corp.	472	20,726
Lawson Products Inc.	82	2,259
Mueller Industries Inc.	621	17,916
Precision Castparts Corp.	2,291	233,865
Quanex Corp.	629	32,544
Timken Co. (The)	1,667	49,543
Valmont Industries Inc.	289	25,400
Worthington Industries Inc.	1,210	20,413

		465,359
MINING – 0.76%
Alcoa Inc.	13,699	493,986
AMCOL International Corp.	360	11,243
Brush Engineered Materials Inc.(a)	324	8,317
Century Aluminum Co.(a)	466	30,868
Freeport-McMoRan Copper & Gold Inc.	6,390	614,846
Newmont Mining Corp.	7,496	339,569
RTI International Metals Inc.(a)	366	16,547

Titanium Metals Corp.	1,485	22,349
Vulcan Materials Co.	1,796	119,254

		1,656,979
OFFICE & BUSINESS EQUIPMENT – 0.16%
Pitney Bowes Inc.	3,582	125,442

Xerox Corp.	15,391	230,403

		355,845
OFFICE FURNISHINGS – 0.03%
Herman Miller Inc.	1,083	26,609
HNI Corp.(b)	815	21,915
Interface Inc. Class A	852	11,971

		60,495
OIL & GAS – 10.04%
Anadarko Petroleum Corp.	7,768	489,617
Apache Corp.	5,566	672,484
Atwood Oceanics Inc.(a)	438	40,173
Bill Barrett Corp.(a)	598	28,256
Cabot Oil & Gas Corp.	1,657	84,242
Chesapeake Energy Corp.	7,573	349,494
Chevron Corp.	34,713	2,963,102
Cimarex Energy Co.	1,325	72,531
ConocoPhillips	26,117	1,990,377
Denbury Resources Inc.(a)	4,064	116,027
Devon Energy Corp.	7,392	771,207
Encore Acquisition Co.(a)	853	34,359
ENSCO International Inc.	2,402	150,413
EOG Resources Inc.	4,113	493,560
Exxon Mobil Corp.	89,360	7,558,068
Forest Oil Corp.(a)	1,456	71,286
Frontier Oil Corp.	1,780	48,523
Helmerich & Payne Inc.	1,670	78,273
Hess Corp.	4,652	410,213
Marathon Oil Corp.	11,781	537,214
Murphy Oil Corp.	3,160	259,562
Nabors Industries Ltd.(a)	4,743	160,171
Newfield Exploration Co.(a)	2,187	115,583
Noble Corp.	4,428	219,939
Noble Energy Inc.	2,882	209,810
Occidental Petroleum Corp.	13,754	1,006,380
Patterson-UTI Energy Inc.	2,653	69,456
Penn Virginia Corp.	738	32,538
Petroleum Development Corp.(a)	269	18,634
PetroQuest Energy Inc.(a)	714	12,381
Pioneer Drilling Co.(a)	812	12,935
Pioneer Natural Resources Co.	2,031	99,763
Plains Exploration & Production Co.(a)	1,861	98,894
Pride International Inc.(a)	2,760	96,462
Quicksilver Resources Inc.(a)	1,856	67,800
Range Resources Corp.	2,467	156,531
Rowan Companies Inc.	1,901	78,283
Southwestern Energy Co.(a)	5,668	190,955
St. Mary Land & Exploration Co.	1,088	41,888
Stone Energy Corp.(a)	452	23,644
Sunoco Inc.	1,946	102,107
Swift Energy Co.(a)	471	21,190
Tesoro Corp.	2,248	67,440
Transocean Inc.(a)	5,291	715,343
Unit Corp.(a)	749	42,431
Valero Energy Corp.	8,998	441,892
XTO Energy Inc.	8,501	525,872

		21,847,303
OIL & GAS SERVICES – 2.14%
Baker Hughes Inc.	5,221	357,639
Basic Energy Services Inc.(a)	370	8,170
BJ Services Co.	4,796	136,734

Cameron International Corp.(a)	3,684	153,402
CARBO Ceramics Inc.	333	13,353
Dril-Quip Inc.(a)	459	21,330
Exterran Holdings Inc.(a)	1,120	72,285
FMC Technologies Inc.(a)	2,168	123,338
Grant Prideco Inc.(a)	2,071	101,935
Gulf Island Fabrication Inc.	178	5,112
Halliburton Co.	14,717	578,820
Helix Energy Solutions Group Inc.(a)	1,479	46,589
Hornbeck Offshore Services Inc.(a)	401	18,314
ION Geophysical Corp.(a)	1,438	19,844
Lufkin Industries Inc.	249	15,891
Matrix Service Co.(a)	382	6,563
NATCO Group Inc. Class A(a)	285	13,324
National Oilwell Varco Inc.(a)	5,956	347,711
Oceaneering International Inc.(a)	932	58,716
Schlumberger Ltd.	19,979	1,738,173
SEACOR Holdings Inc.(a)	400	34,144
Smith International Inc.	3,315	212,922
Superior Energy Services Inc.(a)	1,303	51,625
Superior Well Services Inc.(a)	258	5,642
Tetra Technologies Inc.(a)	1,135	17,978
Tidewater Inc.	963	53,071
Weatherford International Ltd.(a)	5,664	410,470
W-H Energy Services Inc.(a)	540	37,179

		4,660,274
PACKAGING & CONTAINERS – 0.15%
Ball Corp.	1,677	77,041
Bemis Co. Inc.	1,675	42,595
Chesapeake Corp.	323	1,554
Packaging Corp. of America	1,466	32,736
Pactiv Corp.(a)	2,208	57,872
Sealed Air Corp.	2,763	69,766
Sonoco Products Co.	1,588	45,464

		327,028
PHARMACEUTICALS – 5.16%
Abbott Laboratories	25,745	1,419,837
Allergan Inc.	5,133	289,450
Alpharma Inc. Class A(a)	705	18,478
AmerisourceBergen Corp.	2,841	116,424
Barr Pharmaceuticals Inc.(a)	1,801	87,006
Bristol-Myers Squibb Co.	33,050	703,965
Cardinal Health Inc.	6,037	317,003
Cephalon Inc.(a)	1,100	70,840
Cubist Pharmaceuticals Inc.(a)	936	17,241
Eli Lilly and Co.	16,462	849,275
Endo Pharmaceuticals Holdings Inc.(a)	2,175	52,070
Express Scripts Inc.(a)	4,208	270,659
Forest Laboratories Inc.(a)	5,277	211,133
Gilead Sciences Inc.(a)	15,520	799,746
HealthExtras Inc.(a)	669	16,618
Hospira Inc.(a)	2,637	112,784
King Pharmaceuticals Inc.(a)	3,907	33,991
Mannatech Inc.(b)	257	1,832

Medco Health Solutions Inc.(a)	8,866	388,242
Medicis Pharmaceutical Corp. Class A	893	17,583
Merck & Co. Inc.	36,267	1,376,333
Mylan Inc.	4,852	56,283
NBTY Inc.(a)	923	27,644
Noven Pharmaceuticals Inc.(a)(b)	414	3,718
Omnicare Inc.	1,957	35,539

Par Pharmaceutical Companies Inc.(a)	583	10,138
Perrigo Co.	1,321	49,841
PetMed Express Inc.(a)	380	4,214
Pfizer Inc.	113,047	2,366,074
PharMerica Corp.(a)	448	7,423
Salix Pharmaceuticals Ltd.(a)	786	4,936
Schering-Plough Corp.	26,994	388,984
Sciele Pharma Inc.(a)(b)	652	12,714
Sepracor Inc.(a)	1,766	34,472
Theragenics Corp.(a)	548	2,159
USANA Health Sciences Inc.(a)(b)	174	3,833
Valeant Pharmaceuticals International(a)	1,522	19,527
VCA Antech Inc.(a)	1,329	36,348
ViroPharma Inc.(a)	1,121	10,022
Watson Pharmaceuticals Inc.(a)	1,798	52,717
Wyeth	22,355	933,545

		11,230,641
PIPELINES – 0.55%
El Paso Corp.	11,653	193,906
Equitable Resources Inc.	2,033	119,744
National Fuel Gas Co.	1,357	64,064
ONEOK Inc.	1,818	81,137
Questar Corp.	2,847	161,026
Spectra Energy Corp.	10,521	239,353
Williams Companies Inc. (The)	9,945	327,986

		1,187,216
REAL ESTATE – 0.06%
CB Richard Ellis Group Inc. Class A(a)	3,076	66,565
Forestar Real Estate Group Inc.(a)	583	14,523
Jones Lang LaSalle Inc.	571	44,161

		125,249
REAL ESTATE INVESTMENT TRUSTS – 1.66%
Acadia Realty Trust	512	12,365
Alexandria Real Estate Equities Inc.	521	48,307
AMB Property Corp.	1,659	90,283
Apartment Investment and Management Co. Class A	1,620	58,012
AvalonBay Communities Inc.	1,309	126,345
BioMed Realty Trust Inc.	1,025	24,487
Boston Properties Inc.	1,965	180,918
BRE Properties Inc. Class A	839	38,225
Camden Property Trust	927	46,535
Colonial Properties Trust	742	17,845
Cousins Properties Inc.(b)	707	17,470
Deerfield Capital Corp.	106	149
Developers Diversified Realty Corp.	2,029	84,975
DiamondRock Hospitality Co.	1,562	19,791
Duke Realty Corp.	2,420	55,200
EastGroup Properties Inc.	371	17,237
Entertainment Properties Trust	515	25,405
Equity One Inc.	599	14,358
Equity Residential	4,482	185,958
Essex Property Trust Inc.	419	47,758
Extra Space Storage Inc.	1,081	17,501
Federal Realty Investment Trust	935	72,883
General Growth Properties Inc.	4,425	168,902
HCP Inc.	3,628	122,663
Health Care REIT Inc.	1,451	65,484
Highwoods Properties Inc.	892	27,714
Home Properties Inc.	554	26,586

Hospitality Properties Trust	1,587	53,990
Host Hotels & Resorts Inc.	8,803	140,144
Inland Real Estate Corp.	1,082	16,457
Kilroy Realty Corp.	513	25,193
Kimco Realty Corp.	4,136	162,007
Kite Realty Group Trust	459	6,426
Lexington Realty Trust	1,071	15,433
Liberty Property Trust	1,454	45,234
LTC Properties Inc.	335	8,613
Macerich Co. (The)	1,227	86,221
Mack-Cali Realty Corp.	1,073	38,317
Medical Properties Trust Inc.	1,199	13,573
Mid-America Apartment Communities Inc.	381	18,989
National Retail Properties Inc.	1,177	25,953
Nationwide Health Properties Inc.	1,602	54,068
Parkway Properties Inc.	231	8,538
Pennsylvania Real Estate Investment Trust	648	15,805
ProLogis	4,290	252,509
PS Business Parks Inc.	257	13,338
Public Storage	2,041	180,873
Realty Income Corp.(b)	1,667	42,709
Regency Centers Corp.	1,175	76,093
Senior Housing Properties Trust	1,647	39,034
Simon Property Group Inc.	3,735	347,019
Sovran Self Storage Inc.	306	13,069
Tanger Factory Outlet Centers Inc.	477	18,350
UDR Inc.	2,157	52,890
Vornado Realty Trust	2,248	193,800
Weingarten Realty Investors	1,255	43,222

		3,621,223
RETAIL – 5.53%
Abercrombie & Fitch Co. Class A	1,421	103,932
Advance Auto Parts Inc.	1,735	59,077
Aeropostale Inc.(a)	1,142	30,960
American Eagle Outfitters Inc.	3,648	63,876
AnnTaylor Stores Corp.(a)	1,147	27,734
AutoNation Inc.(a)	2,443	36,572
AutoZone Inc.(a)	752	85,600
Barnes & Noble Inc.	840	25,746
Bed Bath & Beyond Inc.(a)	4,550	134,225
Best Buy Co. Inc.	5,910	245,029
Big 5 Sporting Goods Corp.	369	3,236
Big Lots Inc.(a)(b)	1,497	33,383
BJ’s Wholesale Club Inc.(a)	1,085	38,724
Bob Evans Farms Inc.	587	16,195
Borders Group Inc.	1,030	6,046
Brinker International Inc.	1,824	33,835
Brown Shoe Co. Inc.	675	10,172
Buffalo Wild Wings Inc.(a)	252	6,174
Cabela’s Inc. Class A(a)(b)	644	9,119
California Pizza Kitchen Inc.(a)	457	5,991
CarMax Inc.(a)(b)	3,622	70,339
Casey’s General Store Inc.	845	19,097
Cash America International Inc.	487	17,727
Cato Corp. Class A	514	7,679
CBRL Group Inc.	392	14,022
CEC Entertainment Inc.(a)	558	16,115
Charlotte Russe Holding Inc.(a)	411	7,127

Charming Shoppes Inc.(a)	1,911	9,230
Cheesecake Factory Inc. (The)(a)(b)	1,264	27,543
Chico’s FAS Inc.(a)	2,875	20,441
Children’s Place Retail Stores Inc. (The)(a)	361	8,866

Chipotle Mexican Grill Inc. Class A(a)(b)	557	63,181
Christopher & Banks Corp.	587	5,864
CKE Restaurants Inc.	1,100	12,342
Coldwater Creek Inc.(a)	961	4,853
Collective Brands Inc.(a)(b)	1,100	13,332
Copart Inc.(a)	1,107	42,907
Costco Wholesale Corp.	7,241	470,448
CVS Caremark Corp.	23,995	972,037
Darden Restaurants Inc.	2,360	76,818
Dick’s Sporting Goods Inc.(a)	1,374	36,796
Dillard’s Inc. Class A	1,007	17,330
Dollar Tree Inc.(a)	1,691	46,655
Dress Barn Inc.(a)	772	9,990
Family Dollar Stores Inc.	2,453	47,834
Finish Line Inc. (The) Class A	717	3,413
First Cash Financial Services Inc.(a)	442	4,566
Foot Locker Inc.	2,506	29,496
Fred’s Inc.	659	6,755
GameStop Corp. Class A(a)	2,623	135,635
Gap Inc. (The)	7,838	154,252
Genesco Inc.(a)	374	8,643
Group 1 Automotive Inc.	367	8,617
Haverty Furniture Companies Inc.	414	4,405
Hibbett Sports Inc.(a)	582	8,986
Home Depot Inc.	28,167	787,831
Hot Topic Inc.(a)	750	3,233
IHOP Corp.(b)	300	14,370
Insight Enterprises Inc.(a)	816	14,280
J.C. Penney Co. Inc.	3,706	139,753
Jack in the Box Inc.(a)	1,022	27,461
Jo-Ann Stores Inc.(a)	376	5,538
Jos. A. Bank Clothiers Inc.(a)(b)	250	5,125
Kohl’s Corp.(a)	5,290	226,888
Landry’s Restaurants Inc.	290	4,721
Limited Brands Inc.	5,276	90,220
Lithia Motors Inc. Class A	244	2,479
Longs Drug Stores Corp.	556	23,608
Lowe’s Companies Inc.	24,417	560,126
Macy’s Inc.	7,218	166,447
MarineMax Inc.(a)	260	3,240
McDonald’s Corp.	19,292	1,075,915
Men’s Wearhouse Inc. (The)	862	20,059
Movado Group Inc.	328	6,393
MSC Industrial Direct Co. Inc. Class A	887	37,476
99 Cents Only Stores(a)	816	8,070
Nordstrom Inc.	3,037	99,006
O’Charley’s Inc.	340	3,917
Office Depot Inc.(a)	4,543	50,200
OfficeMax Inc.	1,178	22,547
O’Reilly Automotive Inc.(a)	1,946	55,500
P.F. Chang’s China Bistro Inc.(a)(b)	415	11,803
Pacific Sunwear of California Inc.(a)	1,215	15,321
Panera Bread Co. Class A(a)(b)	510	21,364
Papa John’s International Inc.(a)	371	8,982
Pep Boys - Manny, Moe & Jack (The)	961	9,572
PetSmart Inc.	2,251	46,010

RadioShack Corp.	2,184	35,490
Red Robin Gourmet Burgers Inc.(a)	261	9,806
Regis Corp.	767	21,085
Ross Stores Inc.	2,291	68,638
Ruby Tuesday Inc.	925	6,938
Ruth’s Chris Steak House Inc.(a)	244	1,686
Saks Inc.(a)	2,467	30,763

School Specialty Inc.(a)	369	11,638
Sears Holdings Corp.(a)(b)	1,216	124,141
Select Comfort Corp.(a)	861	3,100
Sonic Automotive Inc.	513	10,542
Sonic Corp.(a)	1,000	22,040
Stage Stores Inc.	672	10,886
Staples Inc.	11,662	257,847
Starbucks Corp.(a)	12,186	213,255
Steak n Shake Co. (The)(a)	453	3,565
Stein Mart Inc.	434	2,439
Target Corp.	13,710	694,823
Texas Roadhouse Inc. Class A(a)	865	8,477
Tiffany & Co.	2,222	92,968
TJX Companies Inc. (The)	7,337	242,635
Tractor Supply Co.(a)	552	21,815
Triarc Companies Inc. Class B	1,000	6,910
Tuesday Morning Corp.(a)	438	2,269
Tween Brands Inc.(a)	527	13,038
Urban Outfitters Inc.(a)	1,950	61,133
Walgreen Co.	16,454	626,733
Wal-Mart Stores Inc.	39,389	2,075,013
Wendy’s International Inc.	1,465	33,783
Williams-Sonoma Inc.	1,579	38,275
World Fuel Services Corp.	452	12,688
Yum! Brands Inc.	8,034	298,945
Zale Corp.(a)(b)	806	15,927
Zumiez Inc.(a)	296	4,644

		12,030,357
SAVINGS & LOANS – 0.28%
Anchor BanCorp Wisconsin Inc.	328	6,222
Astoria Financial Corp.	1,382	37,535
BankAtlantic Bancorp Inc. Class A	750	2,933
BankUnited Financial Corp. Class A(b)	514	2,575
Brookline Bancorp Inc.	998	11,457
Dime Community Bancshares Inc.	443	7,744
Downey Financial Corp.(b)	334	6,139
First Niagara Financial Group Inc.	1,783	24,231
FirstFed Financial Corp.(a)(b)	269	7,303
Flagstar Bancorp Inc.	551	3,978
Franklin Bank Corp.(a)	381	1,154
Guaranty Financial Group Inc.(a)	583	6,191
Hudson City Bancorp Inc.	8,810	155,761
New York Community Bancorp Inc.	5,460	99,481
Sovereign Bancorp Inc.	5,856	54,578
Washington Federal Inc.	1,399	31,953
Washington Mutual Inc.	14,490	149,247

		608,482
SEMICONDUCTORS – 2.50%
Actel Corp.(a)	413	6,323
Advanced Micro Devices Inc.(a)(b)	9,739	57,363
Altera Corp.	5,327	98,177
Analog Devices Inc.	5,030	148,486
Applied Materials Inc.	22,769	444,223
Atmel Corp.(a)	7,859	27,349
ATMI Inc.(a)	626	17,422
Axcelis Technologies Inc.(a)	1,663	9,313

Broadcom Corp. Class A(a)	7,726	148,880
Brooks Automation Inc.(a)	1,213	11,790
Cabot Microelectronics Corp.(a)	415	13,342
Cohu Inc.	341	5,541
Cree Inc.(a)(b)	1,449	40,514

Cypress Semiconductor Corp.(a)	2,592	61,197
Diodes Inc.(a)	466	10,233
DSP Group Inc.(a)	455	5,797
Exar Corp.(a)	928	7,637
Fairchild Semiconductor International Inc. Class A(a)	1,932	23,029
Integrated Device Technology Inc.(a)	3,146	28,094
Intel Corp.	96,794	2,050,097
International Rectifier Corp.(a)	1,151	24,747
Intersil Corp. Class A	2,318	59,503
KLA-Tencor Corp.	3,023	112,153
Kopin Corp.(a)	1,080	2,873
Kulicke and Soffa Industries Inc.(a)	818	3,910
Lam Research Corp.(a)	2,144	81,944
Linear Technology Corp.	3,733	114,566
LSI Corp.(a)	11,491	56,880
MEMC Electronic Materials Inc.(a)	3,780	268,002
Micrel Inc.	1,003	9,298
Microchip Technology Inc.	3,259	106,667
Micron Technology Inc.(a)	12,538	74,852
Microsemi Corp.(a)	1,183	26,972
MKS Instruments Inc.(a)	866	18,532
National Semiconductor Corp.	4,061	74,398
Novellus Systems Inc.(a)	1,825	38,416
NVIDIA Corp.(a)	9,139	180,861
Pericom Semiconductor Corp.(a)	508	7,457
Photronics Inc.(a)	704	6,723
QLogic Corp.(a)	2,520	38,682
Rudolph Technologies Inc.(a)	372	3,634
Semtech Corp.(a)	1,152	16,508
Silicon Laboratories Inc.(a)	879	27,724
Skyworks Solutions Inc.(a)	2,631	19,154
Standard Microsystems Corp.(a)	324	9,454
Supertex Inc.(a)	218	4,449
Teradyne Inc.(a)	3,141	39,011
Texas Instruments Inc.	22,269	629,545
TriQuint Semiconductor Inc.(a)	2,267	11,471
Ultratech Inc.(a)	379	3,642
Varian Semiconductor Equipment Associates Inc.(a)	1,283	36,116
Veeco Instruments Inc.(a)	483	8,032
Xilinx Inc.	4,971	118,061

		5,449,044
SOFTWARE – 3.78%
ACI Worldwide Inc.(a)	624	12,430
Activision Inc.(a)	4,840	132,180
Acxiom Corp.	1,196	14,197
Adobe Systems Inc.(a)	9,559	340,205
Advent Software Inc.(a)	304	12,956
Allscripts Healthcare Solutions Inc.(a)	933	9,629
ANSYS Inc.(a)	1,232	42,529
Autodesk Inc.(a)	3,844	121,009
Automatic Data Processing Inc.	8,795	372,820
Avid Technology Inc.(a)(b)	672	16,356
Blackbaud Inc.	716	17,384
BMC Software Inc.(a)	3,370	109,592
Broadridge Financial Solutions Inc.	2,227	39,195
CA Inc.	6,511	146,498
Captaris Inc.(a)	588	2,599
Cerner Corp.(a)(b)	1,121	41,791
Citrix Systems Inc.(a)	3,083	90,424
Compuware Corp.(a)	5,165	37,911

Concur Technologies Inc.(a)	782	24,281
CSG Systems International Inc.(a)	780	8,869
Digi International Inc.(a)	374	4,316
Dun & Bradstreet Corp. (The)	962	78,288
Electronic Arts Inc.(a)	5,294	264,276
Epicor Software Corp.(a)	917	10,270
EPIQ Systems Inc.(a)	609	9,452
Fair Isaac Corp.	829	17,840
Fidelity National Information Services Inc.	2,880	109,843
Fiserv Inc.(a)	2,815	135,373
Global Payments Inc.	1,366	56,498
IMS Health Inc.	3,212	67,484
Informatica Corp.(a)(b)	1,408	24,020
Intuit Inc.(a)	5,598	151,202
JDA Software Group Inc.(a)	471	8,596
ManTech International Corp. Class A(a)	304	13,789
Metavante Technologies Inc.(a)	1,444	28,866
Microsoft Corp.	133,747	3,795,740
Novell Inc.(a)	5,508	34,645
Omnicell Inc.(a)	558	11,216
Oracle Corp.(a)	65,962	1,290,217
Parametric Technology Corp.(a)	1,818	29,052
Paychex Inc.	5,581	191,205
Phase Forward Inc.(a)	688	11,751
Phoenix Technologies Ltd.(a)	454	7,110
Progress Software Corp.(a)	668	19,987
Quality Systems Inc.	266	7,945
SEI Investments Co.	2,026	50,022
Smith Micro Software Inc.(a)	367	2,246
SPSS Inc.(a)	301	11,673
Sybase Inc.(a)	1,471	38,687
SYNNEX Corp.(a)	270	5,729
Take-Two Interactive Software Inc.(a)	1,154	29,450
THQ Inc.(a)	1,044	22,759
Total System Services Inc.	3,280	77,605
Wind River Systems Inc.(a)	1,262	9,768

		8,219,775
STORAGE & WAREHOUSING – 0.00%
Mobile Mini Inc.(a)	525	9,975

		9,975
TELECOMMUNICATIONS – 5.38%
Adaptec Inc.(a)	1,854	5,451
ADC Telecommunications Inc.(a)	1,859	22,457
ADTRAN Inc.	1,137	21,035
American Tower Corp. Class A(a)	6,768	265,373
Anixter International Inc.(a)	549	35,158
Applied Signal Technology Inc.	185	2,183
ARRIS Group Inc.(a)	2,074	12,071
AT&T Inc.	100,862	3,863,015
Black Box Corp.	297	9,162
CenturyTel Inc.	1,861	61,860
Ciena Corp.(a)	1,457	44,919
Cincinnati Bell Inc.(a)	4,103	17,479
Cisco Systems Inc.(a)	99,662	2,400,858
Citizens Communications Co.	5,491	57,601
CommScope Inc.(a)	1,110	38,661
Comtech Telecommunications Corp.(a)	357	13,923
Corning Inc.	26,274	631,627
Ditech Networks Inc.(a)	477	1,402
Embarq Corp.	2,484	99,608
FairPoint Communications Inc.	905	8,163

Foundry Networks Inc.(a)	2,400	27,792
General Communication Inc. Class A(a)	749	4,599
Harmonic Inc.(a)	1,671	12,700
Harris Corp.	2,242	108,804
JDS Uniphase Corp.(a)	3,704	49,597
Juniper Networks Inc.(a)	8,754	218,850
Motorola Inc.	37,938	352,823
NETGEAR Inc.(a)	550	10,973
Network Equipment Technologies Inc.(a)	454	2,983
NeuStar Inc. Class A(a)	1,199	31,750
Newport Corp.(a)	640	7,149
Novatel Wireless Inc.(a)(b)	484	4,685
Plantronics Inc.	732	14,135
Polycom Inc.(a)	1,563	35,230
QUALCOMM Inc.	27,011	1,107,451
Qwest Communications International Inc.	25,978	117,680
RF Micro Devices Inc.(a)(b)	4,449	11,834
Sprint Nextel Corp.	521	3,485
Symmetricom Inc.(a)	818	2,855
Telephone and Data Systems Inc.	1,761	69,154
Tellabs Inc.(a)	7,140	38,913
3Com Corp.(a)	6,447	14,764
Tollgrade Communications Inc.(a)	191	1,001
Verizon Communications Inc.	47,996	1,749,454
Viasat Inc.(a)	376	8,167
Windstream Corp.	7,990	95,481

		11,714,315
TEXTILES – 0.07%
Angelica Corp.	145	2,601
Cintas Corp.	2,183	62,303
G&K Services Inc. Class A	360	12,820
Mohawk Industries Inc.(a)(b)	922	66,024
UniFirst Corp.	228	8,457

		152,205
TOYS, GAMES & HOBBIES – 0.10%
Hasbro Inc.	2,436	67,964
JAKKS Pacific Inc.(a)	433	11,938
Mattel Inc.	6,201	123,400
RC2 Corp.(a)	321	6,731

		210,033
TRANSPORTATION – 1.97%
Alexander & Baldwin Inc.	735	31,664
Arkansas Best Corp.	417	13,286
Bristow Group Inc.(a)	375	20,126
Burlington Northern Santa Fe Corp.	4,973	458,610
C.H. Robinson Worldwide Inc.	2,808	152,755
Con-way Inc.	776	38,396
CSX Corp.	6,800	381,276
Expeditors International Washington Inc.	3,517	158,898
FedEx Corp.	5,175	479,567
Forward Air Corp.	507	17,968
Heartland Express Inc.	1,030	14,688
Hub Group Inc. Class A(a)	642	21,115
J.B. Hunt Transport Services Inc.	1,544	48,528
Kansas City Southern Industries Inc.(a)(b)	1,213	48,653
Kirby Corp.(a)	841	47,937

Knight Transportation Inc.(b)	958	15,769
Landstar System Inc.	935	48,770
Norfolk Southern Corp.	6,345	344,660
Old Dominion Freight Line Inc.(a)	476	15,151

Overseas Shipholding Group Inc.	494	34,600
Ryder System Inc.	984	59,935
Union Pacific Corp.	4,369	547,785
United Parcel Service Inc. Class B	17,319	1,264,633
Werner Enterprises Inc.	850	15,776
YRC Worldwide Inc.(a)(b)	924	12,123

		4,292,669
TRUCKING & LEASING – 0.02%
GATX Corp.	845	33,014

		33,014
WATER – 0.02%
American States Water Co.	270	9,720
Aqua America Inc.	2,084	39,138

		48,858

TOTAL COMMON STOCKS
(Cost: $235,409,719)		217,172,268

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.80%

MONEY MARKET FUNDS – 0.80%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.18%(c)(d)	235,485	235,485
BGI Cash Premier Fund LLC
3.22%(c)(d)(e)	1,507,378	1,507,378

		1,742,863

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,742,863)		1,742,863

TOTAL INVESTMENTS IN SECURITIES – 100.56%
(Cost: $237,152,582)		218,915,131
Other Assets, Less Liabilities – (0.56)%		(1,221,933)

NET ASSETS – 100.00%		$217,693,198

NVS - Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments

iSHARES® S&P U.S. PREFERRED STOCK INDEX FUND

March 31, 2008

Security	Shares	Value
PREFERRED STOCKS – 98.84%

AUTO MANUFACTURERS – 8.01%
Ford Motor Co. Capital Trust II, 6.50%	467,856	$13,717,538

		13,717,538
BANKS – 31.87%
BAC Capital Trust II, 7.00%	273,051	6,613,295
BAC Capital Trust X, 6.25%	273,537	6,105,346
Banco Santander Central Hispano SA, 6.41%	130,734	3,063,098
Bank of America Corp., 5.91%	106,920	1,851,854
Barclays Bank PLC, 6.63%(a)	145,800	3,459,834
KeyCorp Capital IX, 6.75%	29,160	582,908
National City Capital Trust II, 6.63%	243,810	4,120,389
Royal Bank of Scotland Group PLC ADR, 6.40%	98,091	2,221,761
Royal Bank of Scotland Group PLC Series L, 5.75%	97,200	1,914,840
Royal Bank of Scotland Group PLC Series N, 6.35%	216,023	4,769,788
UBS Preferred Funding Trust IV Series D, 5.79%	63,427	1,028,786
USB Capital VIII, 6.35%	19,440	418,154
USB Capital XI, 6.60%	232,713	5,303,529
USB Capital XII, 6.30%	29,160	624,316
Wachovia Capital Trust IV, 6.38%	62,714	1,338,944
Wachovia Corp., 7.25%	117,339	2,778,587
Wells Fargo Capital IV, 7.00%	288,522	6,944,725
Wells Fargo Capital IX, 5.63%	67,483	1,453,584

		54,593,738
CHEMICALS – 1.85%
Celanese Corp., 4.25%	62,755	3,176,031

		3,176,031
DIVERSIFIED FINANCIAL SERVICES – 34.28%
ABN AMRO Capital Funding Trust V, 5.90%	251,100	4,986,846
ABN AMRO Capital Funding Trust VII, 6.08%	324,000	6,570,720
CIT Group Inc., 6.35%	19,440	262,634
Citigroup Capital VIII, 6.95%	373,896	8,169,628
Citigroup Capital IX, 6.00%	185,328	3,656,521
Citigroup Capital XVI, 6.45%	87,480	1,775,844
Countrywide Capital V, 7.00%	302,383	5,049,796
Countrywide Financial Corp., 6.75%	29,160	496,303
Deutsche Bank Capital Funding Trust VIII, 6.38%	211,005	4,874,215
Federal Home Loan Mortgage Corp., 5.57%	64,800	1,237,680
JP Morgan Chase Capital X, 7.00%	58,320	1,440,504
JP Morgan Chase Capital XI, 5.88%	297,270	6,548,858
Lehman Brothers Holdings Capital Trust III, 6.38%	16,200	288,360
Lehman Brothers Holdings Capital Trust V, 6.00%	54,017	951,239
Lehman Brothers Holdings Inc., 6.50%	56,060	1,030,383
Merrill Lynch & Co. Inc., 6.00%	87,480	1,235,218
Merrill Lynch & Co. Inc., 6.16%	296,055	4,109,243
Merrill Lynch Capital Trust I, 6.45%	58,320	1,161,151
Morgan Stanley Capital Trust III, 6.25%	156,573	3,173,735
Morgan Stanley Capital Trust IV, 6.25%	35,640	716,720

Morgan Stanley Capital Trust VI, 6.60%	46,244	994,246

		58,729,844
ELECTRIC – 0.33%
Virginia Power Capital Trust II, 7.38%	22,680	570,856

		570,856
ENTERTAINMENT – 0.29%
Six Flags Inc. PIERS, 7.25%	40,500	492,075

		492,075
INSURANCE – 7.24%
ACE Ltd., 7.80%	109,188	2,701,311
Lincoln National Corp., 6.75%	26,983	650,290
MetLife Inc., 5.99%	46,735	934,700
MetLife Inc., 6.50%	325,865	7,475,343
RenaissanceRe Holdings Ltd. Series C, 6.08%	16,200	306,990
RenaissanceRe Holdings Ltd. Series D, 6.60%	16,200	334,530

		12,403,164
MINING – 8.16%
Freeport-McMoRan Copper & Gold Inc., 6.75%	99,468	13,970,281

		13,970,281
REAL ESTATE INVESTMENT TRUSTS – 5.19%
BioMed Realty Trust Inc., 7.38%	9,720	215,784
Capstead Mortgage Corp. 11.07%	52,596	657,450
Hospitality Properties Trust, 7.00%	17,820	347,490
HRPT Properties Trust Class D, 6.50%	21,617	391,268
Public Storage Series I, 7.25%	194,238	4,644,231
Public Storage Series K, 7.25%	85,455	2,024,429
Public Storage Series M, 6.63%	29,160	606,820

		8,887,472
TRANSPORTATION – 1.62%
Bristow Group Inc., 5.50%	41,316	2,775,196

		2,775,196

TOTAL PREFERRED STOCKS
(Cost: $183,413,935)		169,316,195

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.94%

MONEY MARKET FUNDS – 0.94%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.18%(a)(b)	1,616,994	1,616,994

		1,616,994

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,616,994)		1,616,994

TOTAL INVESTMENTS IN SECURITIES – 99.78%
(Cost: $185,030,929)		170,933,189
Other Assets, Less Liabilities – 0.22%		370,401

NET ASSETS – 100.00%		$171,303,590

ADR - American Depositary Receipts

PIERS - Preferred Income Equity Redeemable Shares

(a)	Affiliated issuer. See Note 2.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

Schedule of Investments

iSHARES® NASDAQ BIOTECHNOLOGY INDEX FUND

March 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.92%

BIOTECHNOLOGY – 47.45%
Acorda Therapeutics Inc.(a)	254,953	$4,576,406
Affymetrix Inc.(a)(b)	497,574	8,662,763
Alexion Pharmaceuticals Inc.(a)(b)	318,246	18,871,988
Amgen Inc.(a)	2,752,441	114,996,985
Arena Pharmaceuticals Inc.(a)(b)	463,528	3,170,532
ARIAD Pharmaceuticals Inc.(a)	550,566	1,855,407
ArQule Inc.(a)	248,117	1,061,941
Barrier Therapeutics Inc.(a)	329,927	1,125,051
BioCryst Pharmaceuticals Inc.(a)(b)	305,604	1,408,834
Biogen Idec Inc.(a)	925,691	57,105,878
BioMimetic Therapeutics Inc.(a)	151,306	1,210,448
Celgene Corp.(a)	1,522,445	93,310,654
Cell Genesys Inc.(a)(b)	871,047	2,046,960
Crucell NV ADR(a)(b)	104,990	1,617,896
CuraGen Corp.(a)(b)	423,646	338,917
Cytokinetics Inc.(a)	401,401	1,332,651
deCODE genetics Inc.(a)(b)	585,311	895,526
Encysive Pharmaceuticals Inc.(a)(b)	648,597	1,524,203
Enzon Pharmaceuticals Inc.(a)	463,512	4,268,946
Exelixis Inc.(a)(b)	1,110,863	7,720,498
Genitope Corp.(a)(b)	363,927	90,982
Genomic Health Inc.(a)(b)	238,024	4,496,273
GenVec Inc.(a)	605,240	1,065,222
Genzyme Corp.(a)	751,288	56,001,008
Geron Corp.(a)	764,754	3,732,000
GTx Inc.(a)(b)	301,858	4,853,877
Halozyme Therapeutics Inc.(a)	636,937	4,050,919
Harvard Bioscience Inc.(a)	222,459	1,112,295
Human Genome Sciences Inc.(a)(b)	593,931	3,498,254
Illumina Inc.(a)(b)	407,316	30,915,284
ImmunoGen Inc.(a)(b)	275,994	988,059
Immunomedics Inc.(a)(b)	645,480	1,813,799
Incyte Corp.(a)	780,069	8,198,525
InterMune Inc.(a)(b)	486,192	7,088,679
Invitrogen Corp.(a)(b)	162,337	13,874,943
Keryx Biopharmaceuticals Inc.(a)(b)	412,973	247,784
Kosan Biosciences Inc.(a)(b)	346,770	544,429
Lexicon Pharmaceuticals Inc.(a)	1,011,883	2,044,004
LifeCell Corp.(a)(b)	248,059	10,425,920
Maxygen Inc.(a)	289,778	1,871,966
Medivation Inc.(a)(b)	235,357	3,349,130
Millennium Pharmaceuticals Inc.(a)	1,024,694	15,841,769
Momenta Pharmaceuticals Inc.(a)	309,009	3,377,468
Monogram Biosciences Inc.(a)	1,099,891	1,165,884

Myriad Genetics Inc.(a)(b)	332,622	13,401,340
Nektar Therapeutics(a)	941,938	6,537,050
Neurochem Inc.(a)(b)	487,522	780,035
Novavax Inc.(a)(b)	518,732	1,379,827
Omrix Biopharmaceuticals Inc.(a)	134,500	1,883,000
Orchid Cellmark Inc.(a)	190,524	542,993
Orexigen Therapeutics Inc.(a)	248,718	2,561,795
Panacos Pharmaceuticals Inc.(a)	447,029	312,920
PDL BioPharma Inc.(a)(b)	718,545	7,609,392
Qiagen NV(a)(b)	928,283	19,308,286

Regeneron Pharmaceuticals Inc.(a)	910,269	17,468,062
Sangamo BioSciences Inc.(a)(b)	317,687	3,227,700
Savient Pharmaceuticals Inc.(a)(b)	405,069	8,101,380
Seattle Genetics Inc.(a)(b)	587,049	5,342,146
Sequenom Inc.(a)	371,109	2,412,209
StemCells Inc.(a)	668,990	1,050,314
SuperGen Inc.(a)	494,469	1,241,117
Telik Inc.(a)(b)	483,783	1,180,431
Tercica Inc.(a)(b)	423,039	2,424,013
Third Wave Technologies Inc.(a)	360,047	3,319,633
Vertex Pharmaceuticals Inc.(a)(b)	1,079,850	25,797,617
XOMA Ltd.(a)	1,637,158	4,240,239

		637,872,456
COMMERCIAL SERVICES – 0.28%
Albany Molecular Research Inc.(a)	308,445	3,744,522

		3,744,522
DISTRIBUTION & WHOLESALE – 0.14%
BMP Sunstone Corp.(a)	251,637	1,927,539

		1,927,539
ENERGY - ALTERNATE SOURCES – 0.14%
Verenium Corp.(a)(b)	538,584	1,895,816

		1,895,816
HEALTH CARE - PRODUCTS – 2.89%
Caliper Life Sciences Inc.(a)	373,957	1,402,339
Cerus Corp.(a)	263,662	1,521,330
Columbia Laboratories Inc.(a)(b)	415,342	884,678
EPIX Pharmaceuticals Inc.(a)	391,375	559,666
Gen-Probe Inc.(a)	299,012	14,412,378
Luminex Corp.(a)	299,842	5,891,895
TECHNE Corp.(a)	209,824	14,133,745

		38,806,031
PHARMACEUTICALS – 49.02%
ACADIA Pharmaceuticals Inc.(a)	306,836	2,779,934
Adolor Corp.(a)	513,428	2,346,366
Akorn Inc.(a)(b)	776,880	3,674,642
Alexza Pharmaceuticals Inc.(a)	262,805	1,808,098
Alkermes Inc.(a)	716,581	8,512,982
Allos Therapeutics Inc.(a)	529,832	3,221,379
Alnylam Pharmaceuticals Inc.(a)(b)	332,425	8,111,170
Altus Pharmaceuticals Inc.(a)	258,024	1,174,009
Amylin Pharmaceuticals Inc.(a)(b)	509,843	14,892,514
Anadys Pharmaceuticals Inc.(a)	246,941	375,350
Angiotech Pharmaceuticals Inc.(a)	382,046	802,297
Antigenics Inc.(a)(b)	444,554	1,049,147
APP Pharmaceuticals Inc.(a)(b)	674,837	8,152,031
Array BioPharma Inc.(a)	266,057	1,865,060
AtheroGenics Inc.(a)(b)	479,941	383,953
Auxilium Pharmaceuticals Inc.(a)(b)	315,828	8,445,241
AVI BioPharma Inc.(a)(b)	572,273	1,052,982
BioMarin Pharmaceutical Inc.(a)(b)	951,881	33,668,031
Cadence Pharmaceuticals Inc.(a)	248,288	1,477,314
Cardiome Pharma Corp.(a)(b)	484,477	4,069,607

Cell Therapeutics Inc.(a)(b)	472,705	311,985
Cephalon Inc.(a)(b)	248,820	16,024,008
CollaGenex Pharmaceuticals Inc.(a)	179,814	2,979,518
CombinatoRX Inc.(a)(b)	287,727	989,781
Cubist Pharmaceuticals Inc.(a)(b)	528,455	9,734,141
CV Therapeutics Inc.(a)(b)	659,858	4,704,788
Cypress Bioscience Inc.(a)	339,689	2,432,173
Dendreon Corp.(a)(b)	676,699	3,261,689
Depomed Inc.(a)(b)	362,556	1,232,690
Discovery Laboratories Inc.(a)	788,300	1,852,505
Draxis Health Inc.(a)	148,238	708,578

DURECT Corp.(a)(b)	598,871	3,144,073
Dyax Corp.(a)	552,798	2,603,679
Dynavax Technologies Corp.(a)	322,228	631,567
Emisphere Technologies Inc.(a)	229,173	382,719
Endo Pharmaceuticals Holdings Inc.(a)	527,701	12,633,162
Eurand NV(a)	387,671	5,865,462
Flamel Technologies SA SP ADR(a)(b)	213,186	1,986,894
Gilead Sciences Inc.(a)	2,593,343	133,634,965
Hi-Tech Pharmacal Co. Inc.(a)	94,452	854,791
Idenix Pharmaceuticals Inc.(a)(b)	420,124	2,109,022
ImClone Systems Inc.(a)	316,225	13,414,265
Indevus Pharmaceuticals Inc.(a)	528,878	2,522,748
Inspire Pharmaceuticals Inc.(a)	608,886	2,344,211
Introgen Therapeutics Inc.(a)(b)	280,701	872,980
Isis Pharmaceuticals Inc.(a)(b)	676,240	9,541,746
ISTA Pharmaceuticals Inc.(a)	255,926	493,937
Labopharm Inc.(a)	76,015	133,786
Ligand Pharmaceuticals Inc. Class B	876,114	3,504,456
MannKind Corp.(a)(b)	938,309	5,601,705
Matrixx Initiatives Inc.(a)	76,748	1,123,591
Medarex Inc.(a)(b)	1,423,805	12,600,674
Medicines Co. (The)(a)	301,570	6,091,714
Nabi Biopharmaceuticals(a)	654,185	2,629,824
Nastech Pharmaceutical Co. Inc.(a)(b)	245,275	576,396
Neurocrine Biosciences Inc.(a)	179,366	968,576
NitroMed Inc.(a)	420,918	450,382
Noven Pharmaceuticals Inc.(a)(b)	167,496	1,504,114
NPS Pharmaceuticals Inc.(a)	348,017	1,357,266
Nuvelo Inc.(a)	422,700	300,117
Obagi Medical Products Inc.(a)	193,304	1,677,879
Onyx Pharmaceuticals Inc.(a)	613,012	17,795,738
OSI Pharmaceuticals Inc.(a)(b)	419,102	15,670,224
Osiris Therapeutics Inc.(a)(b)	264,696	3,329,876
Pain Therapeutics Inc.(a)(b)	295,243	2,494,803
Penwest Pharmaceuticals Co.(a)	208,574	542,292
Perrigo Co.	736,768	27,798,257
POZEN Inc.(a)	245,744	2,545,908
Progenics Pharmaceuticals Inc.(a)	270,224	1,764,563
QLT Inc.(a)	549,292	1,949,987
Renovis Inc.(a)	265,146	625,745
Rigel Pharmaceuticals Inc.(a)	315,884	5,894,395
Salix Pharmaceuticals Ltd.(a)	441,732	2,774,077
Santarus Inc.(a)	473,773	1,217,597
SciClone Pharmaceuticals Inc.(a)	364,604	689,102
Sciele Pharma Inc.(a)(b)	318,258	6,206,031
Sepracor Inc.(a)	439,895	8,586,750
Shire PLC ADR	476,060	27,592,438
Teva Pharmaceutical Industries Ltd. SP ADR	1,694,859	78,285,537
Theravance Inc.(a)(b)	440,839	4,642,035
Trimeris Inc.(a)(b)	257,456	1,678,613
United Therapeutics Corp.(a)	205,960	17,856,732
Vanda Pharmaceuticals Inc.(a)	233,161	902,333
ViroPharma Inc.(a)(b)	544,053	4,863,834
VIVUS Inc.(a)	394,424	2,378,377
Warner Chilcott Ltd. Class A(a)(b)	1,248,964	22,481,352
XenoPort Inc.(a)	204,716	8,284,857
Zymogenetics Inc.(a)(b)	651,154	6,381,309

		658,883,426

TOTAL COMMON STOCKS
(Cost: $1,883,846,511)		1,343,129,790

Security	Shares	Value
SHORT-TERM INVESTMENTS – 19.60%

MONEY MARKET FUNDS – 19.60%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.18%(c)(d)	1,319,610	1,319,610
BGI Cash Premier Fund LLC
3.22%(c)(d)(e)	262,059,518	262,059,518

		263,379,128

TOTAL SHORT-TERM INVESTMENTS
(Cost: $263,379,128)		263,379,128

TOTAL INVESTMENTS IN SECURITIES – 119.52%
(Cost: $2,147,225,639)		1,606,508,918
Other Assets, Less Liabilities – (19.52)%		(262,348,285)

NET ASSETS – 100.00%		$1,344,160,633

ADR - American Depositary Receipts

SP ADR - Sponsored American Depositary Receipts

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments

iSHARES® S&P 500 INDEX FUND

March 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.76%

ADVERTISING – 0.16%
Interpublic Group of Companies Inc. (The)(a)(b)	669,363	$5,629,343
Omnicom Group Inc.	457,049	20,192,425

		25,821,768
AEROSPACE & DEFENSE – 2.39%
Boeing Co. (The)	1,089,526	81,028,049
General Dynamics Corp.	573,053	47,775,429
Goodrich Corp.	177,256	10,193,993
L-3 Communications Holdings Inc.	174,546	19,084,860
Lockheed Martin Corp.	488,401	48,498,219
Northrop Grumman Corp.	481,632	37,475,786
Raytheon Co.	607,516	39,251,609
Rockwell Collins Inc.	231,807	13,247,770
United Technologies Corp.	1,398,212	96,224,950

		392,780,665
AGRICULTURE – 2.25%
Altria Group Inc.	3,003,084	66,668,465
Archer-Daniels-Midland Co.	917,135	37,749,277
Monsanto Co.	780,741	87,052,621
Philip Morris International Inc.	3,003,084	151,895,989
Reynolds American Inc.	243,251	14,359,107
UST Inc.	213,192	11,623,228

		369,348,687
AIRLINES – 0.08%
Southwest Airlines Co.	1,046,181	12,972,644

		12,972,644
APPAREL – 0.43%
Coach Inc.(a)	501,842	15,130,536
Jones Apparel Group Inc.	118,552	1,590,968
Liz Claiborne Inc.	142,051	2,578,226
Nike Inc. Class B	545,558	37,097,944
Polo Ralph Lauren Corp.	84,568	4,929,469
VF Corp.	125,212	9,705,182

		71,032,325
AUTO MANUFACTURERS – 0.35%
Ford Motor Co.(a)(b)	3,139,196	17,956,201
General Motors Corp.	803,654	15,309,609
PACCAR Inc.	522,712	23,522,040

		56,787,850
AUTO PARTS & EQUIPMENT – 0.23%
Goodyear Tire & Rubber Co. (The)(a)	339,619	8,762,170
Johnson Controls Inc.	845,100	28,564,380

		37,326,550

BANKS – 5.20%
Bank of America Corp.	6,327,502	239,875,601
Bank of New York Mellon Corp. (The)	1,625,972	67,851,812
BB&T Corp.	778,559	24,960,602
Comerica Inc.	214,677	7,530,869
Discover Financial Services LLC	679,461	11,122,777
Fifth Third Bancorp	759,619	15,891,229
First Horizon National Corp.(b)	178,856	2,505,773
Huntington Bancshares Inc.	519,615	5,585,861
KeyCorp	564,142	12,382,917
M&T Bank Corp.	108,244	8,711,477
Marshall & Ilsley Corp.	367,758	8,531,986
National City Corp.	901,160	8,966,542
Northern Trust Corp.	272,408	18,106,960
PNC Financial Services Group Inc. (The)	485,450	31,830,956
Regions Financial Corp.	987,237	19,497,931
State Street Corp.	552,098	43,615,742
SunTrust Banks Inc.	500,028	27,571,544
U.S. Bancorp	2,464,198	79,741,447
Wachovia Corp.	2,823,467	76,233,609
Wells Fargo & Co.	4,696,095	136,656,364
Zions Bancorporation	152,891	6,964,185

		854,136,184
BEVERAGES – 2.59%
Anheuser-Busch Companies Inc.	1,019,006	48,351,835
Brown-Forman Corp. Class B	120,584	7,985,072
Coca-Cola Co. (The)	2,846,974	173,295,307
Coca-Cola Enterprises Inc.	405,698	9,817,892
Constellation Brands Inc. Class A(a)(b)	275,403	4,866,371
Molson Coors Brewing Co. Class B	195,604	10,282,902
Pepsi Bottling Group Inc.	195,919	6,643,613
PepsiCo Inc.	2,281,491	164,723,650

		425,966,642
BIOTECHNOLOGY – 0.99%
Amgen Inc.(a)	1,549,528	64,739,280
Biogen Idec Inc.(a)	423,857	26,147,738
Celgene Corp.(a)	619,915	37,994,590
Genzyme Corp.(a)	381,222	28,416,288
Millipore Corp.(a)	78,767	5,309,683

		162,607,579
BUILDING MATERIALS – 0.13%
Masco Corp.	520,017	10,311,937
Trane Inc.	245,215	11,255,368

		21,567,305
CHEMICALS – 1.50%
Air Products and Chemicals Inc.	305,650	28,119,800
Ashland Inc.	79,771	3,773,168
Dow Chemical Co. (The)	1,338,769	49,333,638
E.I. du Pont de Nemours and Co.	1,281,309	59,914,009
Eastman Chemical Co.	113,863	7,110,744
Ecolab Inc.	248,640	10,798,435
Hercules Inc.	161,683	2,957,182
International Flavors & Fragrances Inc.	114,935	5,062,887
PPG Industries Inc.	233,376	14,121,582

Praxair Inc.	446,339	37,595,134
Rohm and Haas Co.	178,438	9,649,927
Sherwin-Williams Co. (The)	145,441	7,423,309
Sigma-Aldrich Corp.	184,669	11,015,506

		246,875,321

COAL – 0.23%
CONSOL Energy Inc.	260,184	18,002,131
Peabody Energy Corp.	386,177	19,695,027

		37,697,158
COMMERCIAL SERVICES – 0.62%
Apollo Group Inc. Class A(a)	194,819	8,416,181
Convergys Corp.(a)	181,756	2,737,245
Equifax Inc.	185,005	6,378,972
H&R Block Inc.	462,426	9,599,964
McKesson Corp.	412,515	21,603,411
Monster Worldwide Inc.(a)(b)	179,593	4,347,947
Moody’s Corp.	293,476	10,221,769
R.R. Donnelley & Sons Co.	306,242	9,282,195
Robert Half International Inc.	227,002	5,843,031
Western Union Co.	1,066,230	22,678,712

		101,109,427
COMPUTERS – 4.63%
Affiliated Computer Services Inc. Class A(a)	137,096	6,869,881
Apple Inc.(a)	1,251,907	179,648,654
Cognizant Technology Solutions Corp.(a)	411,252	11,856,395
Computer Sciences Corp.(a)	233,517	9,525,158
Dell Inc.(a)	3,192,794	63,600,456
Electronic Data Systems Corp.	725,475	12,079,159
EMC Corp.(a)	2,992,998	42,919,591
Hewlett-Packard Co.	3,511,653	160,342,076
International Business Machines Corp.	1,971,809	227,034,088
Lexmark International Inc. Class A(a)(b)	134,822	4,141,732
NetApp Inc.(a)	490,268	9,829,873
SanDisk Corp.(a)	324,310	7,319,677
Sun Microsystems Inc.(a)	1,130,281	17,553,264
Teradata Corp.(a)	256,028	5,647,978
Unisys Corp.(a)	488,055	2,162,084

		760,530,066
COSMETICS & PERSONAL CARE – 2.40%
Avon Products Inc.	607,922	24,037,236
Colgate-Palmolive Co.	726,444	56,597,252
Estee Lauder Companies Inc. (The) Class A	162,579	7,454,247
Procter & Gamble Co. (The)	4,383,453	307,148,552

		395,237,287
DISTRIBUTION & WHOLESALE – 0.10%
Genuine Parts Co.	235,886	9,487,335
W.W. Grainger Inc.	95,773	7,316,099

		16,803,434
DIVERSIFIED FINANCIAL SERVICES – 5.91%
American Express Co.	1,647,008	72,007,190
Ameriprise Financial Inc.	323,639	16,780,682
Bear Stearns Companies Inc. (The)(b)	171,025	1,794,052
Capital One Financial Corp.	531,580	26,164,368
Charles Schwab Corp. (The)	1,335,399	25,145,563
CIT Group Inc.	269,027	3,187,970
Citigroup Inc.	7,415,914	158,848,878
CME Group Inc.	75,910	35,609,381
Countrywide Financial Corp.(b)	819,682	4,508,251
E*TRADE Financial Corp.(a)(b)	661,381	2,552,931
Federal Home Loan Mortgage Corp.	920,687	23,311,795
Federal National Mortgage Association	1,394,549	36,704,530

Federated Investors Inc. Class B	123,356	4,830,621
Franklin Resources Inc.	224,215	21,746,613
Goldman Sachs Group Inc. (The)	562,783	93,078,680
IntercontinentalExchange Inc.(a)	99,141	12,937,900
Janus Capital Group Inc.	211,154	4,913,554
JPMorgan Chase & Co.	4,837,992	207,791,756
Legg Mason Inc.	192,425	10,771,951
Lehman Brothers Holdings Inc.	756,136	28,460,959
Merrill Lynch & Co. Inc.	1,384,185	56,391,697
Morgan Stanley	1,573,437	71,906,071
NYSE Euronext Inc.	377,739	23,310,274
SLM Corp.(a)	665,694	10,218,403
T. Rowe Price Group Inc.	375,308	18,765,400

		971,739,470
ELECTRIC – 3.34%
AES Corp. (The)(a)	950,661	15,847,519
Allegheny Energy Inc.	236,390	11,937,695
Ameren Corp.	297,452	13,099,786
American Electric Power Co. Inc.	570,737	23,759,781
CenterPoint Energy Inc.	458,973	6,549,545
CMS Energy Corp.(b)	318,969	4,318,840
Consolidated Edison Inc.	388,091	15,407,213
Constellation Energy Group Inc.	253,652	22,389,862
Dominion Resources Inc.	819,152	33,454,168
DTE Energy Co.	232,917	9,058,142
Duke Energy Corp.	1,798,658	32,106,045
Dynegy Inc. Class A(a)	703,687	5,552,090
Edison International	464,421	22,765,917
Entergy Corp.	272,404	29,713,828
Exelon Corp.	942,039	76,559,510
FirstEnergy Corp.	434,006	29,781,492
FPL Group Inc.	580,428	36,416,053
Integrys Energy Group Inc.	108,914	5,079,749
Pepco Holdings Inc.	283,899	7,017,983
PG&E Corp.	505,031	18,595,241
Pinnacle West Capital Corp.	142,776	5,008,582
PPL Corp.	532,074	24,432,838
Progress Energy Inc.	370,954	15,468,782
Public Service Enterprise Group Inc.	724,000	29,097,560
Southern Co. (The)	1,089,179	38,785,664
TECO Energy Inc.	298,377	4,759,113
Xcel Energy Inc.	606,991	12,109,470

		549,072,468
ELECTRICAL COMPONENTS & EQUIPMENT – 0.38%
Emerson Electric Co.	1,121,444	57,709,508
Molex Inc.	202,031	4,679,038

		62,388,546
ELECTRONICS – 0.58%
Agilent Technologies Inc.(a)	520,467	15,525,531
Applied Biosystems Group	239,003	7,853,639
Jabil Circuit Inc.	295,430	2,794,768
PerkinElmer Inc.	168,280	4,080,790
Thermo Fisher Scientific Inc.(a)	596,574	33,909,266
Tyco Electronics Ltd.	694,723	23,842,893
Waters Corp.(a)	142,637	7,944,881

		95,951,768

ENGINEERING & CONSTRUCTION – 0.19%
Fluor Corp.	126,298	17,828,226
Jacobs Engineering Group Inc.(a)	173,030	12,733,278

		30,561,504

ENTERTAINMENT – 0.11%
International Game Technology Inc.	445,743	17,923,326

		17,923,326
ENVIRONMENTAL CONTROL – 0.18%
Allied Waste Industries Inc.(a)	478,250	5,169,882
Waste Management Inc.	706,113	23,697,152

		28,867,034
FOOD – 1.87%
Campbell Soup Co.	314,298	10,670,417
ConAgra Foods Inc.	692,375	16,582,381
Dean Foods Co.	213,045	4,280,074
General Mills Inc.	480,140	28,750,783
H.J. Heinz Co.	449,247	21,101,132
Hershey Co. (The)	239,584	9,025,129
Kellogg Co.	371,449	19,523,359
Kraft Foods Inc.	2,184,541	67,742,616
Kroger Co. (The)	958,842	24,354,587
McCormick & Co. Inc. NVS	182,906	6,762,035
Safeway Inc.	628,191	18,437,406
Sara Lee Corp.	1,015,701	14,199,500
SUPERVALU Inc.	299,637	8,983,117
Sysco Corp.	860,358	24,967,589
Tyson Foods Inc. Class A	387,196	6,175,776
Whole Foods Market Inc.(b)	200,031	6,595,022
Wm. Wrigley Jr. Co.	308,601	19,392,487

		307,543,410
FOREST PRODUCTS & PAPER – 0.32%
International Paper Co.	608,499	16,551,173
MeadWestvaco Corp.	248,302	6,758,780
Plum Creek Timber Co. Inc.	244,266	9,941,626
Weyerhaeuser Co.	298,732	19,429,529

		52,681,108
GAS – 0.17%
Nicor Inc.	64,221	2,152,046
NiSource Inc.	390,038	6,724,255
Sempra Energy	372,543	19,849,091

		28,725,392
HAND & MACHINE TOOLS – 0.09%
Black & Decker Corp. (The)	87,053	5,754,203
Snap-On Inc.	81,865	4,162,835
Stanley Works (The)	111,871	5,327,297

		15,244,335
HEALTH CARE - PRODUCTS – 3.50%
Baxter International Inc.	903,906	52,263,845
Becton, Dickinson and Co.	348,076	29,882,325
Boston Scientific Corp.(a)	1,911,896	24,606,102
C.R. Bard Inc.	143,020	13,787,128
Covidien Ltd.	710,754	31,450,865
Johnson & Johnson	4,034,768	261,735,400
Medtronic Inc.	1,599,905	77,387,405
Patterson Companies Inc.(a)(b)	184,799	6,708,204
St. Jude Medical Inc.(a)	488,487	21,097,754
Stryker Corp.	339,589	22,090,264
Varian Medical Systems Inc.(a)	179,360	8,401,222
Zimmer Holdings Inc.(a)	332,323	25,874,669

		575,285,183

HEALTH CARE - SERVICES – 1.04%
Aetna Inc.	707,712	29,787,598
Coventry Health Care Inc.(a)	220,464	8,895,722
Humana Inc.(a)	240,804	10,802,467
Laboratory Corp. of America Holdings(a)	157,808	11,627,293
Quest Diagnostics Inc.	223,365	10,111,734
Tenet Healthcare Corp.(a)	672,254	3,804,958
UnitedHealth Group Inc.	1,782,806	61,257,214
WellPoint Inc.(a)	772,247	34,079,260

		170,366,246
HOLDING COMPANIES - DIVERSIFIED – 0.07%
Leucadia National Corp.	240,591	10,879,525

		10,879,525
HOME BUILDERS – 0.13%
Centex Corp.	172,502	4,176,273
D.R. Horton Inc.	391,703	6,169,322
KB Home	109,086	2,697,697
Lennar Corp. Class A	196,465	3,695,507
Pulte Homes Inc.	300,565	4,373,221

		21,112,020
HOME FURNISHINGS – 0.08%
Harman International Industries Inc.	86,928	3,784,845
Whirlpool Corp.	107,986	9,371,025

		13,155,870
HOUSEHOLD PRODUCTS & WARES – 0.44%
Avery Dennison Corp.	151,482	7,460,488
Clorox Co. (The)	196,983	11,157,117
Fortune Brands Inc.	218,043	15,153,988
Kimberly-Clark Corp.	598,866	38,656,800

		72,428,393
HOUSEWARES – 0.05%
Newell Rubbermaid Inc.	395,713	9,049,956

		9,049,956
INSURANCE – 4.14%
ACE Ltd.	469,526	25,852,102
Aflac Inc.	676,531	43,940,686
Allstate Corp. (The)	798,762	38,388,502
Ambac Financial Group Inc.	405,930	2,334,097
American International Group Inc.	3,593,013	155,397,812
Aon Corp.	434,671	17,473,774
Assurant Inc.	136,133	8,285,054
Chubb Corp.	527,786	26,114,851
CIGNA Corp.	398,494	16,166,902
Cincinnati Financial Corp.	236,145	8,982,956
Genworth Financial Inc. Class A	617,060	13,970,238
Hartford Financial Services Group Inc. (The)	447,402	33,899,650
Lincoln National Corp.	377,136	19,611,072
Loews Corp.	626,688	25,205,391
Marsh & McLennan Companies Inc.	739,609	18,009,479
MBIA Inc.(b)	287,658	3,515,181
MetLife Inc.	1,010,323	60,882,064
MGIC Investment Corp.(b)	175,725	1,850,384
Principal Financial Group Inc.	368,354	20,524,685
Progressive Corp. (The)	967,390	15,545,957
Prudential Financial Inc.	635,442	49,723,336

Safeco Corp.	128,169	5,624,056
Torchmark Corp.	129,916	7,809,251
Travelers Companies Inc. (The)	883,886	42,293,945
Unum Group	495,031	10,895,632
XL Capital Ltd. Class A	254,151	7,510,162

		679,807,219
INTERNET – 2.00%
Akamai Technologies Inc.(a)(b)	239,406	6,741,673
Amazon.com Inc.(a)	439,270	31,319,951
eBay Inc.(a)	1,589,372	47,426,860
Expedia Inc.(a)	298,188	6,527,335
Google Inc. Class A(a)	330,332	145,501,336
IAC/InterActiveCorp(a)	258,221	5,360,668
Symantec Corp.(a)	1,206,587	20,053,476
VeriSign Inc.(a)(b)	304,375	10,117,425
Yahoo! Inc.(a)	1,905,176	55,116,742

		328,165,466
INVESTMENT COMPANIES – 0.06%
American Capital Strategies Ltd.(b)	274,782	9,386,553

		9,386,553
IRON & STEEL – 0.36%
Allegheny Technologies Inc.	144,032	10,278,124
Nucor Corp.	410,576	27,812,418
United States Steel Corp.	167,590	21,262,143

		59,352,685
LEISURE TIME – 0.24%
Brunswick Corp.(b)	123,723	1,975,856
Carnival Corp.	621,232	25,147,471
Harley-Davidson Inc.	340,165	12,756,187

		39,879,514
LODGING – 0.21%
Marriott International Inc. Class A	429,114	14,744,357
Starwood Hotels & Resorts Worldwide Inc.	268,542	13,897,048
Wyndham Worldwide Corp.	251,875	5,208,775

		33,850,180
MACHINERY – 0.98%
Caterpillar Inc.	888,964	69,596,992
Cummins Inc.	288,371	13,501,530
Deere & Co.	621,290	49,976,568
Manitowoc Co. Inc. (The)	184,137	7,512,790
Rockwell Automation Inc.	211,682	12,154,780
Terex Corp.(a)	145,085	9,067,812

		161,810,472
MANUFACTURING – 5.32%
Cooper Industries Ltd.	251,575	10,100,736
Danaher Corp.	362,419	27,554,717
Dover Corp.	273,843	11,441,161
Eastman Kodak Co.(b)	407,228	7,195,719
Eaton Corp.	208,944	16,646,568
General Electric Co.	14,222,930	526,390,639
Honeywell International Inc.	1,060,550	59,836,231
Illinois Tool Works Inc.	570,700	27,524,861
Ingersoll-Rand Co. Ltd. Class A	388,425	17,315,986
ITT Industries Inc.	257,511	13,341,645
Leggett & Platt Inc.	239,819	3,657,240
Pall Corp.	173,423	6,081,945

Parker Hannifin Corp.	239,859	16,615,033
Textron Inc.	354,504	19,646,612
3M Co.	1,008,127	79,793,252
Tyco International Ltd.	691,184	30,446,655

		873,589,000
MEDIA – 2.72%
CBS Corp. Class B	970,275	21,423,672
Clear Channel Communications Inc.	708,577	20,704,620
Comcast Corp. Class A	4,289,509	82,959,104
DIRECTV Group Inc. (The)(a)	1,015,532	25,175,038
E.W. Scripps Co. Class A	127,512	5,356,779
Gannett Co. Inc.	327,915	9,525,931
McGraw-Hill Companies Inc. (The)	460,276	17,007,198
Meredith Corp.	54,355	2,079,079
New York Times Co. (The) Class A(b)	204,201	3,855,315
News Corp. Class A	3,278,042	61,463,287
Time Warner Inc.	5,095,022	71,432,208
Viacom Inc. Class B(a)	913,216	36,181,618
Walt Disney Co. (The)	2,682,499	84,176,819
Washington Post Co. (The) Class B	8,281	5,477,881

		446,818,549
METAL FABRICATE & HARDWARE – 0.12%
Precision Castparts Corp.	197,419	20,152,532

		20,152,532
MINING – 0.83%
Alcoa Inc.	1,160,456	41,846,043
Freeport-McMoRan Copper & Gold Inc.	545,306	52,469,343
Newmont Mining Corp.	645,646	29,247,764
Titanium Metals Corp.	130,791	1,968,405
Vulcan Materials Co.	154,298	10,245,387

		135,776,942
OFFICE & BUSINESS EQUIPMENT – 0.18%
Pitney Bowes Inc.	301,212	10,548,444
Xerox Corp.	1,308,022	19,581,089

		30,129,533
OIL & GAS – 10.55%
Anadarko Petroleum Corp.	666,779	42,027,080
Apache Corp.	474,446	57,322,566
Chesapeake Energy Corp.	651,805	30,080,801
Chevron Corp.	2,957,983	252,493,429
ConocoPhillips	2,224,358	169,518,323
Devon Energy Corp.	633,108	66,052,158
ENSCO International Inc.	205,245	12,852,442
EOG Resources Inc.	351,882	42,225,840
Exxon Mobil Corp.	7,620,154	644,512,625
Hess Corp.	397,743	35,072,978
Marathon Oil Corp.	1,010,116	46,061,290
Murphy Oil Corp.	269,949	22,173,611
Nabors Industries Ltd.(a)(b)	400,406	13,521,711
Noble Corp.	383,059	19,026,541
Noble Energy Inc.	244,389	17,791,519
Occidental Petroleum Corp.	1,171,790	85,739,874
Range Resources Corp.	212,433	13,478,874
Rowan Companies Inc.	157,455	6,483,997
Sunoco Inc.	167,765	8,802,630
Tesoro Corp.	194,201	5,826,030
Transocean Inc.(a)	452,745	61,211,124
Valero Energy Corp.	761,819	37,412,931

XTO Energy Inc.	727,125	44,979,953

		1,734,668,327
OIL & GAS SERVICES – 2.04%
Baker Hughes Inc.	440,771	30,192,813
BJ Services Co.	415,768	11,853,546
Cameron International Corp.(a)	311,468	12,969,528
Halliburton Co.(b)	1,254,079	49,322,927
National Oilwell Varco Inc.(a)	508,090	29,662,294
Schlumberger Ltd.	1,706,087	148,429,569
Smith International Inc.	286,367	18,393,352
Weatherford International Ltd.(a)	483,379	35,030,476

		335,854,505
PACKAGING & CONTAINERS – 0.13%
Ball Corp.	139,366	6,402,474
Bemis Co. Inc.	142,722	3,629,420
Pactiv Corp.(a)	184,343	4,831,630
Sealed Air Corp.	228,436	5,768,009

		20,631,533
PHARMACEUTICALS – 5.58%
Abbott Laboratories	2,201,984	121,439,418
Allergan Inc.	435,882	24,579,386
AmerisourceBergen Corp.	232,111	9,511,909
Barr Pharmaceuticals Inc.(a)	152,428	7,363,797
Bristol-Myers Squibb Co.	2,820,136	60,068,897
Cardinal Health Inc.	508,172	26,684,112
Eli Lilly and Co.	1,409,302	72,705,890
Express Scripts Inc.(a)	359,111	23,098,020
Forest Laboratories Inc.(a)	443,910	17,760,839
Gilead Sciences Inc.(a)	1,323,311	68,190,216
Hospira Inc.(a)	223,481	9,558,282
King Pharmaceuticals Inc.(a)	347,417	3,022,528
Medco Health Solutions Inc.(a)	746,552	32,691,512
Merck & Co. Inc.	3,084,368	117,051,766
Mylan Inc.(b)	428,342	4,968,767
Pfizer Inc.	9,630,482	201,565,988
Schering-Plough Corp.	2,309,645	33,281,984
Watson Pharmaceuticals Inc.(a)	146,400	4,292,448
Wyeth	1,906,156	79,601,075

		917,436,834
PIPELINES – 0.48%
El Paso Corp.	994,990	16,556,634
Questar Corp.	246,316	13,931,633
Spectra Energy Corp.	899,574	20,465,309
Williams Companies Inc. (The)	833,759	27,497,372

		78,450,948
REAL ESTATE – 0.03%
CB Richard Ellis Group Inc. Class A(a)(b)	248,439	5,376,220

		5,376,220
REAL ESTATE INVESTMENT TRUSTS – 1.15%
Apartment Investment and Management Co. Class A	131,107	4,694,942
AvalonBay Communities Inc.(b)	109,647	10,583,128
Boston Properties Inc.	169,431	15,599,512
Developers Diversified Realty Corp.	170,500	7,140,540
Equity Residential	384,454	15,950,996
General Growth Properties Inc.(b)	383,505	14,638,386
HCP Inc.	333,739	11,283,716

Host Hotels & Resorts Inc.	740,925	11,795,526
Kimco Realty Corp.	359,383	14,077,032
ProLogis	366,735	21,586,022
Public Storage	176,872	15,674,397
Simon Property Group Inc.	317,347	29,484,710
Vornado Realty Trust	192,628	16,606,460

		189,115,367
RETAIL – 5.40%
Abercrombie & Fitch Co. Class A	122,197	8,937,489
AutoNation Inc.(a)(b)	192,639	2,883,806
AutoZone Inc.(a)	61,338	6,982,105
Bed Bath & Beyond Inc.(a)(b)	373,761	11,025,949
Best Buy Co. Inc.	500,421	20,747,455
Big Lots Inc.(a)(b)	129,639	2,890,950
Costco Wholesale Corp.	619,580	40,254,113
CVS Caremark Corp.	2,039,906	82,636,592
Darden Restaurants Inc.	201,347	6,553,845
Dillard’s Inc. Class A(b)	82,394	1,418,001
Family Dollar Stores Inc.	200,977	3,919,051
GameStop Corp. Class A(a)(b)	227,104	11,743,548
Gap Inc. (The)	648,563	12,763,720
Home Depot Inc.	2,404,303	67,248,355
J.C. Penney Co. Inc.	316,880	11,949,545
Kohl’s Corp.(a)	446,869	19,166,211
Limited Brands Inc.	442,430	7,565,553
Lowe’s Companies Inc.	2,083,962	47,806,088
Macy’s Inc.	614,540	14,171,292
McDonald’s Corp.	1,640,788	91,506,747
Nordstrom Inc.(b)	255,455	8,327,833
Office Depot Inc.(a)	384,684	4,250,758
OfficeMax Inc.	106,790	2,043,961
RadioShack Corp.	187,768	3,051,230
Sears Holdings Corp.(a)(b)	104,192	10,636,961
Staples Inc.	999,251	22,093,440
Starbucks Corp.(a)	1,039,972	18,199,510
Target Corp.	1,166,339	59,110,061
Tiffany & Co.	181,360	7,588,102
TJX Companies Inc. (The)	621,539	20,554,295
Walgreen Co.	1,412,455	53,800,411
Wal-Mart Stores Inc.	3,365,700	177,305,076
Wendy’s International Inc.	123,731	2,853,237
Yum! Brands Inc.	677,706	25,217,440

		887,202,730
SAVINGS & LOANS – 0.19%
Hudson City Bancorp Inc.	739,241	13,069,781
Sovereign Bancorp Inc.	509,021	4,744,076
Washington Mutual Inc.(b)	1,248,553	12,860,096

		30,673,953
SEMICONDUCTORS – 2.47%
Advanced Micro Devices Inc.(a)(b)	853,057	5,024,506
Altera Corp.	438,631	8,083,969
Analog Devices Inc.	419,260	12,376,555
Applied Materials Inc.	1,928,983	37,634,458
Broadcom Corp. Class A(a)	666,372	12,840,988
Intel Corp.	8,244,635	174,621,369
KLA-Tencor Corp.	257,035	9,535,998
Linear Technology Corp.	315,149	9,671,923
LSI Corp.(a)(b)	945,320	4,679,334
MEMC Electronic Materials Inc.(a)	325,562	23,082,346
Microchip Technology Inc.(b)	267,922	8,769,087

Micron Technology Inc.(a)(b)	1,079,416	6,444,114
National Semiconductor Corp.	324,283	5,940,865
Novellus Systems Inc.(a)	146,053	3,074,416
NVIDIA Corp.(a)	789,077	15,615,834
QLogic Corp.(a)	191,108	2,933,508
Teradyne Inc.(a)	249,733	3,101,684
Texas Instruments Inc.	1,889,674	53,421,084
Xilinx Inc.	408,742	9,707,622

		406,559,660
SOFTWARE – 3.79%
Adobe Systems Inc.(a)	810,969	28,862,387
Autodesk Inc.(a)	328,906	10,353,961
Automatic Data Processing Inc.	744,989	31,580,084
BMC Software Inc.(a)	274,263	8,919,033
CA Inc.	557,271	12,538,598
Citrix Systems Inc.(a)	264,659	7,762,448
Compuware Corp.(a)	392,997	2,884,598
Electronic Arts Inc.(a)	450,722	22,500,042
Fidelity National Information Services Inc.	244,234	9,315,085
Fiserv Inc.(a)	234,310	11,267,968
IMS Health Inc.	262,169	5,508,171
Intuit Inc.(a)	467,499	12,627,148
Microsoft Corp.	11,400,573	323,548,262
Novell Inc.(a)	506,502	3,185,898
Oracle Corp.(a)	5,634,263	110,206,184
Paychex Inc.	461,521	15,811,709
Total System Services Inc.	280,632	6,639,753

		623,511,329
TELECOMMUNICATIONS – 5.94%
American Tower Corp. Class A(a)	575,923	22,581,941
AT&T Inc.	8,597,112	329,269,390
CenturyTel Inc.	152,502	5,069,166
Ciena Corp.(a)(b)	124,313	3,832,570
Cisco Systems Inc.(a)	8,490,963	204,547,299
Citizens Communications Co.	467,465	4,903,708
Corning Inc.	2,243,192	53,926,336
Embarq Corp.	216,495	8,681,450
JDS Uniphase Corp.(a)	311,822	4,175,297
Juniper Networks Inc.(a)(b)	743,099	18,577,475
Motorola Inc.	3,213,386	29,884,490
QUALCOMM Inc.	2,296,785	94,168,185
Qwest Communications International Inc.	2,193,688	9,937,407
Sprint Nextel Corp.	4,050,471	27,097,651
Tellabs Inc.(a)	592,323	3,228,160
Verizon Communications Inc.	4,089,640	149,067,378
Windstream Corp.	648,089	7,744,664

		976,692,567
TEXTILES – 0.03%
Cintas Corp.	186,712	5,328,760

		5,328,760
TOYS, GAMES & HOBBIES – 0.10%
Hasbro Inc.	203,770	5,685,183
Mattel Inc.	515,361	10,255,684

		15,940,867

TRANSPORTATION – 1.99%
Burlington Northern Santa Fe Corp.	421,712	38,890,281
C.H. Robinson Worldwide Inc.	242,970	13,217,568
CSX Corp.	574,913	32,235,372

Expeditors International Washington Inc.	303,176	13,697,492
FedEx Corp.	441,029	40,870,157
Norfolk Southern Corp.	536,338	29,133,880
Ryder System Inc.	82,950	5,052,485
Union Pacific Corp.	371,288	46,552,089
United Parcel Service Inc. Class B	1,473,521	107,596,503

		327,245,827

TOTAL COMMON STOCKS
(Cost: $19,328,663,363)		16,394,984,518

Security	Shares	Value
SHORT-TERM INVESTMENTS – 1.37%

MONEY MARKET FUNDS – 1.37%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.18%(c)(d)	16,262,796	16,262,796
BGI Cash Premier Fund LLC
3.22%(c)(d)(e)	209,186,435	209,186,435

		225,449,231

TOTAL SHORT-TERM INVESTMENTS
(Cost: $225,449,231)		225,449,231

TOTAL INVESTMENTS IN SECURITIES – 101.13%
(Cost: $19,554,112,594)		16,620,433,749
Other Assets, Less Liabilities – (1.13)%		(185,418,857)

NET ASSETS – 100.00%		$16,435,014,892

NVS - Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments

iSHARES® S&P 500 GROWTH INDEX FUND

March 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.87%

ADVERTISING – 0.24%
Omnicom Group Inc.	310,408	$13,713,825

		13,713,825
AEROSPACE & DEFENSE – 2.77%
Boeing Co. (The)	346,554	25,773,221
General Dynamics Corp.	387,391	32,296,788
Goodrich Corp.	40,869	2,350,376
L-3 Communications Holdings Inc.	118,604	12,968,161
Lockheed Martin Corp.	330,192	32,788,066
Rockwell Collins Inc.	158,007	9,030,100
United Technologies Corp.	613,865	42,246,189

		157,452,901
AGRICULTURE – 1.51%
Archer-Daniels-Midland Co.	268,486	11,050,884
Monsanto Co.	270,980	30,214,270
Philip Morris International Inc.	729,759	36,911,210
UST Inc.	144,981	7,904,364

		86,080,728
APPAREL – 0.68%
Coach Inc.(a)	341,674	10,301,471
Nike Inc. Class B	369,232	25,107,776
Polo Ralph Lauren Corp.	57,506	3,352,025

		38,761,272
AUTO MANUFACTURERS – 0.17%
PACCAR Inc.	216,094	9,724,230

		9,724,230
AUTO PARTS & EQUIPMENT – 0.26%
Goodyear Tire & Rubber Co. (The)(a)	219,355	5,659,359
Johnson Controls Inc.	270,536	9,144,117

		14,803,476
BANKS – 0.43%
Discover Financial Services LLC	260,549	4,265,187
Northern Trust Corp.	78,381	5,209,985
State Street Corp.	191,131	15,099,349

		24,574,521
BEVERAGES – 3.89%
Anheuser-Busch Companies Inc.	688,693	32,678,483
Brown-Forman Corp. Class B	52,059	3,447,347
Coca-Cola Co. (The)	1,112,397	67,711,605
Constellation Brands Inc. Class A(a)	96,330	1,702,151
Pepsi Bottling Group Inc.	134,548	4,562,523
PepsiCo Inc.	1,538,457	111,076,595

		221,178,704

BIOTECHNOLOGY – 1.89%
Amgen Inc.(a)	1,044,581	43,642,594
Biogen Idec Inc.(a)	279,384	17,235,199
Celgene Corp.(a)	412,036	25,253,686
Genzyme Corp.(a)	253,367	18,885,976
Millipore Corp.(a)	34,575	2,330,701

		107,348,156
BUILDING MATERIALS – 0.13%
Trane Inc.	164,791	7,563,907

		7,563,907
CHEMICALS – 0.86%
Air Products and Chemicals Inc.	79,548	7,318,416
Eastman Chemical Co.	40,746	2,544,588
Ecolab Inc.	167,215	7,262,147
Hercules Inc.	54,101	989,507
International Flavors & Fragrances Inc.	51,103	2,251,087
Praxair Inc.	205,843	17,338,156
Sherwin-Williams Co. (The)	70,987	3,623,176
Sigma-Aldrich Corp.	126,237	7,530,037

		48,857,114
COAL – 0.34%
CONSOL Energy Inc.	176,869	12,237,566
Peabody Energy Corp.	135,061	6,888,111

		19,125,677
COMMERCIAL SERVICES – 0.73%
Apollo Group Inc. Class A(a)(b)	134,007	5,789,102
Equifax Inc.	118,179	4,074,812
H&R Block Inc.	311,899	6,475,023
Monster Worldwide Inc.(a)	46,085	1,115,718
Moody’s Corp.	200,804	6,994,003
Robert Half International Inc.	70,383	1,811,658
Western Union Co.	707,286	15,043,973

		41,304,289
COMPUTERS – 6.41%
Affiliated Computer Services Inc. Class A(a)	66,053	3,309,916
Apple Inc.(a)	844,053	121,121,606
Cognizant Technology Solutions Corp.(a)	278,151	8,019,093
Dell Inc.(a)	2,156,390	42,955,289
EMC Corp.(a)	927,209	13,296,177
Hewlett-Packard Co.	1,114,290	50,878,481
International Business Machines Corp.	944,027	108,695,269
Lexmark International Inc. Class A(a)(b)	90,283	2,773,494
NetApp Inc.(a)	335,806	6,732,910
SanDisk Corp.(a)	219,098	4,945,042
Teradata Corp.(a)	68,941	1,520,838

		364,248,115
COSMETICS & PERSONAL CARE – 3.52%
Avon Products Inc.	412,582	16,313,492
Colgate-Palmolive Co.	490,162	38,188,521
Estee Lauder Companies Inc. (The) Class A	109,809	5,034,743
Procter & Gamble Co. (The)	2,009,459	140,802,792

		200,339,548
DISTRIBUTION & WHOLESALE – 0.03%
W.W. Grainger Inc.	23,977	1,831,603

		1,831,603

DIVERSIFIED FINANCIAL SERVICES – 3.37%
American Express Co.	1,111,905	48,612,487
Charles Schwab Corp. (The)	391,725	7,376,182
CME Group Inc.	51,407	24,115,024
Federal National Mortgage Association	382,375	10,064,110
Federated Investors Inc. Class B	83,809	3,281,960
Franklin Resources Inc.	151,982	14,740,734
Goldman Sachs Group Inc. (The)	246,616	40,787,820
IntercontinentalExchange Inc.(a)	65,400	8,534,700
Janus Capital Group Inc.	48,056	1,118,263
Legg Mason Inc.	63,034	3,528,643
NYSE Euronext Inc.	249,774	15,413,554
SLM Corp.(a)	455,278	6,988,517
T. Rowe Price Group Inc.	138,486	6,924,300

		191,486,294
ELECTRIC – 0.49%
AES Corp. (The)(a)	641,924	10,700,873
Allegheny Energy Inc.	40,637	2,052,169
Constellation Energy Group Inc.	170,045	15,009,872

		27,762,914
ELECTRICAL COMPONENTS & EQUIPMENT – 0.32%
Emerson Electric Co.	356,892	18,365,662

		18,365,662
ELECTRONICS – 0.40%
Agilent Technologies Inc.(a)	94,501	2,818,965
Applied Biosystems Group	98,500	3,236,710
PerkinElmer Inc.	24,038	582,922
Thermo Fisher Scientific Inc.(a)	193,044	10,972,621
Waters Corp.(a)	95,744	5,332,941

		22,944,159
ENGINEERING & CONSTRUCTION – 0.25%
Fluor Corp.	42,454	5,992,807
Jacobs Engineering Group Inc.(a)	114,914	8,456,521

		14,449,328
ENTERTAINMENT – 0.21%
International Game Technology Inc.	302,934	12,180,976

		12,180,976
FOOD – 1.12%
Campbell Soup Co.	214,961	7,297,926
General Mills Inc.	143,889	8,616,073
Hershey Co. (The)	162,098	6,106,232
Kellogg Co.	252,427	13,267,563
McCormick & Co. Inc. NVS	73,293	2,709,642
Sysco Corp.	351,750	10,207,785
Whole Foods Market Inc.	76,231	2,513,336
Wm. Wrigley Jr. Co.	208,908	13,127,779

		63,846,336
FOREST PRODUCTS & PAPER – 0.05%
Plum Creek Timber Co. Inc.	63,876	2,599,753

		2,599,753
HAND & MACHINE TOOLS – 0.07%
Black & Decker Corp. (The)	60,354	3,989,399

		3,989,399

HEALTH CARE - PRODUCTS – 6.09%
Baxter International Inc.	367,376	21,241,680
Becton, Dickinson and Co.	233,803	20,071,988
Boston Scientific Corp.(a)	770,000	9,909,900
C.R. Bard Inc.	97,524	9,401,314
Johnson & Johnson	2,719,426	176,409,165
Medtronic Inc.	1,079,997	52,239,455
Patterson Companies Inc.(a)	127,560	4,630,428
St. Jude Medical Inc.(a)	327,397	14,140,276
Stryker Corp.	227,911	14,825,611
Varian Medical Systems Inc.(a)	121,420	5,687,313
Zimmer Holdings Inc.(a)	225,339	17,544,895

		346,102,025
HEALTH CARE - SERVICES – 1.57%
Aetna Inc.	267,785	11,271,071
Coventry Health Care Inc.(a)	150,295	6,064,403
Humana Inc.(a)	103,911	4,661,447
Laboratory Corp. of America Holdings(a)	107,701	7,935,410
Quest Diagnostics Inc.	149,971	6,789,187
UnitedHealth Group Inc.	1,204,218	41,376,930
WellPoint Inc.(a)	249,119	10,993,621

		89,092,069
HOLDING COMPANIES - DIVERSIFIED – 0.13%
Leucadia National Corp.	158,250	7,156,065

		7,156,065
HOME BUILDERS – 0.03%
Pulte Homes Inc.	117,393	1,708,068

		1,708,068
HOME FURNISHINGS – 0.04%
Harman International Industries Inc.	58,073	2,528,498

		2,528,498
HOUSEHOLD PRODUCTS & WARES – 0.43%
Clorox Co. (The)	132,759	7,519,470
Fortune Brands Inc.	74,361	5,168,090
Kimberly-Clark Corp.	179,351	11,577,107

		24,264,667
INSURANCE – 2.07%
Aflac Inc.	307,125	19,947,769
American International Group Inc.	1,164,408	50,360,646
Aon Corp.	109,057	4,384,091
CIGNA Corp.	151,452	6,144,408
MGIC Investment Corp.(b)	47,682	502,091
Principal Financial Group Inc.	96,465	5,375,030
Progressive Corp. (The)	658,629	10,584,168
Prudential Financial Inc.	178,812	13,992,039
Safeco Corp.	84,244	3,696,627
Torchmark Corp.	43,987	2,644,059

		117,630,928
INTERNET – 3.76%
Akamai Technologies Inc.(a)(b)	162,067	4,563,807
Amazon.com Inc.(a)	293,602	20,933,823
eBay Inc.(a)	1,074,225	32,054,874
Expedia Inc.(a)	191,973	4,202,289
Google Inc. Class A(a)	222,757	98,117,776
Symantec Corp.(a)	819,404	13,618,494
VeriSign Inc.(a)(b)	97,871	3,253,232

Yahoo! Inc.(a)	1,287,300	37,241,589

		213,985,884
IRON & STEEL – 0.62%
Allegheny Technologies Inc.	30,369	2,167,132
Nucor Corp.	276,544	18,733,091
United States Steel Corp.	110,800	14,057,196

		34,957,419
LEISURE TIME – 0.15%
Harley-Davidson Inc.	232,038	8,701,425

		8,701,425
LODGING – 0.19%
Marriott International Inc. Class A	177,512	6,099,312
Starwood Hotels & Resorts Worldwide Inc.	85,550	4,427,213

		10,526,525
MACHINERY – 1.67%
Caterpillar Inc.	600,256	46,994,042
Cummins Inc.	190,077	8,899,405
Deere & Co.	269,173	21,652,276
Manitowoc Co. Inc. (The)	82,883	3,381,626
Rockwell Automation Inc.	137,833	7,914,371
Terex Corp.(a)	95,584	5,974,000

		94,815,720
MANUFACTURING – 2.01%
Cooper Industries Ltd.	67,360	2,704,504
Danaher Corp.	239,475	18,207,284
Eaton Corp.	58,369	4,650,258
Honeywell International Inc.	252,939	14,270,818
Illinois Tool Works Inc.	204,257	9,851,315
Ingersoll-Rand Co. Ltd. Class A	100,510	4,480,736
ITT Industries Inc.	174,067	9,018,411
Pall Corp.	58,644	2,056,645
Parker Hannifin Corp.	87,519	6,062,441
Textron Inc.	88,111	4,883,112
3M Co.	482,095	38,157,819

		114,343,343
MEDIA – 1.35%
DIRECTV Group Inc. (The)(a)	264,313	6,552,319
E.W. Scripps Co. Class A	49,270	2,069,833
McGraw-Hill Companies Inc. (The)	312,994	11,565,128
Meredith Corp.	20,537	785,540
News Corp. Class A	1,046,187	19,616,006
Viacom Inc. Class B(a)	250,914	9,941,213
Walt Disney Co. (The)	780,794	24,501,316
Washington Post Co. (The) Class B	2,795	1,848,893

		76,880,248
METAL FABRICATE & HARDWARE – 0.14%
Precision Castparts Corp.	79,486	8,113,931

		8,113,931
MINING – 0.87%
Freeport-McMoRan Copper & Gold Inc.	368,497	35,456,781
Newmont Mining Corp.	224,478	10,168,853
Titanium Metals Corp.	69,173	1,041,054
Vulcan Materials Co.	38,266	2,540,862

		49,207,550

OFFICE & BUSINESS EQUIPMENT – 0.28%
Pitney Bowes Inc.	206,057	7,216,116
Xerox Corp.	583,075	8,728,633

		15,944,749
OIL & GAS – 17.66%
Anadarko Petroleum Corp.	217,503	13,709,214
Apache Corp.	320,513	38,724,381
Chesapeake Energy Corp.	432,513	19,960,475
Chevron Corp.	1,137,087	97,061,746
ConocoPhillips	1,499,703	114,292,366
Devon Energy Corp.	427,526	44,603,788
ENSCO International Inc.	71,057	4,449,589
EOG Resources Inc.	235,300	28,236,000
Exxon Mobil Corp.	5,134,051	434,238,034
Hess Corp.	135,582	11,955,621
Marathon Oil Corp.	396,530	18,081,768
Murphy Oil Corp.	180,957	14,863,808
Nabors Industries Ltd.(a)	197,627	6,673,864
Noble Corp.	152,076	7,553,615
Noble Energy Inc.	72,609	5,285,935
Occidental Petroleum Corp.	467,306	34,192,780
Range Resources Corp.	91,300	5,792,985
Sunoco Inc.	107,830	5,657,840
Tesoro Corp.	63,949	1,918,470
Transocean Inc.(a)	305,771	41,340,239
Valero Energy Corp.	515,514	25,316,893
XTO Energy Inc.	490,392	30,335,650

		1,004,245,061
OIL & GAS SERVICES – 3.70%
Baker Hughes Inc.	298,642	20,456,977
BJ Services Co.	279,715	7,974,675
Cameron International Corp.(a)	209,403	8,719,541
Halliburton Co.	837,850	32,952,640
National Oilwell Varco Inc.(a)	224,837	13,125,984
Schlumberger Ltd.	1,150,518	100,095,066
Smith International Inc.	192,800	12,383,544
Weatherford International Ltd.(a)	201,704	14,617,489

		210,325,916
PACKAGING & CONTAINERS – 0.14%
Ball Corp.	96,366	4,427,054
Pactiv Corp.(a)	125,381	3,286,236

		7,713,290
PHARMACEUTICALS – 4.21%
Abbott Laboratories	743,815	41,021,397
Allergan Inc.	190,041	10,716,412
Barr Pharmaceuticals Inc.(a)	102,761	4,964,384
Eli Lilly and Co.	344,125	17,753,409
Express Scripts Inc.(a)	244,528	15,728,041
Forest Laboratories Inc.(a)	301,873	12,077,939
Gilead Sciences Inc.(a)	893,556	46,044,941
Hospira Inc.(a)	150,887	6,453,437
Medco Health Solutions Inc.(a)	224,271	9,820,827
Merck & Co. Inc.	704,611	26,739,987
Mylan Inc.(b)	209,424	2,429,318

Schering-Plough Corp.	519,703	7,488,920
Watson Pharmaceuticals Inc.(a)	41,107	1,205,257
Wyeth	888,686	37,111,527

		239,555,796

PIPELINES – 0.17%
Questar Corp.	165,903	9,383,474

		9,383,474
REAL ESTATE – 0.07%
CB Richard Ellis Group Inc. Class A(a)(b)	172,675	3,736,687

		3,736,687
REAL ESTATE INVESTMENT TRUSTS – 0.09%
ProLogis	88,439	5,205,520

		5,205,520
RETAIL – 6.71%
Abercrombie & Fitch Co. Class A	83,093	6,077,422
AutoZone Inc.(a)	42,332	4,818,652
Bed Bath & Beyond Inc.(a)	255,473	7,536,454
Best Buy Co. Inc.	337,086	13,975,586
Costco Wholesale Corp.	191,040	12,411,869
CVS Caremark Corp.	868,490	35,182,530
Darden Restaurants Inc.	135,928	4,424,456
Family Dollar Stores Inc.	71,062	1,385,709
GameStop Corp. Class A(a)	152,327	7,876,829
Gap Inc. (The)	233,383	4,592,977
Home Depot Inc.	830,230	23,221,533
Kohl’s Corp.(a)	303,746	13,027,666
Lowe’s Companies Inc.	1,408,632	32,314,018
McDonald’s Corp.	543,634	30,318,468
Nordstrom Inc.	115,259	3,757,443
RadioShack Corp.	84,174	1,367,828
Sears Holdings Corp.(a)(b)	66,959	6,835,844
Staples Inc.	456,123	10,084,880
Starbucks Corp.(a)	707,844	12,387,270
Target Corp.	450,156	22,813,906
Tiffany & Co.	77,231	3,231,345
TJX Companies Inc. (The)	423,032	13,989,668
Walgreen Co.	650,115	24,762,880
Wal-Mart Stores Inc.	1,294,493	68,193,891
Yum! Brands Inc.	459,521	17,098,776

		381,687,900
SAVINGS & LOANS – 0.08%
Hudson City Bancorp Inc.	270,648	4,785,057

		4,785,057
SEMICONDUCTORS – 2.67%
Advanced Micro Devices Inc.(a)	107,247	631,685
Altera Corp.	177,620	3,273,537
Analog Devices Inc.	125,718	3,711,195
Applied Materials Inc.	460,803	8,990,267
Broadcom Corp. Class A(a)	208,483	4,017,468
Intel Corp.	3,171,034	67,162,500
KLA-Tencor Corp.	74,200	2,752,820
Linear Technology Corp.	127,108	3,900,945
MEMC Electronic Materials Inc.(a)	219,397	15,555,247
National Semiconductor Corp.	224,371	4,110,477
Novellus Systems Inc.(a)	40,136	844,863
NVIDIA Corp.(a)	527,539	10,439,997
QLogic Corp.(a)	131,689	2,021,426
Texas Instruments Inc.	742,392	20,987,422
Xilinx Inc.	136,778	3,248,478

		151,648,327

SOFTWARE – 6.95%
Adobe Systems Inc.(a)	549,349	19,551,331
Autodesk Inc.(a)	220,789	6,950,438
Automatic Data Processing Inc.	268,787	11,393,881
BMC Software Inc.(a)	179,422	5,834,803
CA Inc.	119,031	2,678,198
Citrix Systems Inc.(a)	181,169	5,313,687
Compuware Corp.(a)	94,761	695,546
Electronic Arts Inc.(a)	298,833	14,917,743
Fidelity National Information Services Inc.	93,569	3,568,722
Fiserv Inc.(a)	160,133	7,700,796
IMS Health Inc.	181,788	3,819,366
Intuit Inc.(a)	319,049	8,617,514
Microsoft Corp.	7,683,198	218,049,159
Novell Inc.(a)	91,666	576,579
Oracle Corp.(a)	3,799,319	74,314,680
Paychex Inc.	205,598	7,043,787
Total System Services Inc.	177,205	4,192,670

		395,218,900
TELECOMMUNICATIONS – 4.27%
American Tower Corp. Class A(a)	115,703	4,536,715
Cisco Systems Inc.(a)	5,723,926	137,889,377
Corning Inc.	397,904	9,565,612
JDS Uniphase Corp.(a)	49,522	663,100
Juniper Networks Inc.(a)	254,304	6,357,600
Motorola Inc.	2,170,541	20,186,031
QUALCOMM Inc.	1,549,922	63,546,802

		242,745,237
TEXTILES – 0.04%
Cintas Corp.	72,115	2,058,162

		2,058,162
TRANSPORTATION – 1.57%
Burlington Northern Santa Fe Corp.	131,179	12,097,327
C.H. Robinson Worldwide Inc.	165,964	9,028,442
Expeditors International Washington Inc.	204,377	9,233,753
FedEx Corp.	179,503	16,634,543
United Parcel Service Inc. Class B	577,273	42,152,474

		89,146,539

TOTAL COMMON STOCKS
(Cost: $5,775,542,017)		5,677,947,867

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.60%

MONEY MARKET FUNDS – 0.60%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.18%(c)(d)	5,368,560	5,368,560
BGI Cash Premier Fund LLC
3.22%(c)(d)(e)	28,819,405	28,819,405

		34,187,965

TOTAL SHORT-TERM INVESTMENTS
(Cost: $34,187,965)		34,187,965

TOTAL INVESTMENTS IN SECURITIES – 100.47%
(Cost: $5,809,729,982)	5,712,135,832
Other Assets, Less Liabilities – (0.47)%	(26,968,749)

NET ASSETS – 100.00%	$5,685,167,083

NVS - Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments

iSHARES® S&P 500 VALUE INDEX FUND

March 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.64%

ADVERTISING – 0.07%
Interpublic Group of Companies Inc. (The)(a)(b)	312,217	$2,625,745

		2,625,745
AEROSPACE & DEFENSE – 1.99%
Boeing Co. (The)	270,987	20,153,303
Goodrich Corp.	51,692	2,972,807
Northrop Grumman Corp.	225,772	17,567,319
Raytheon Co.	285,083	18,419,213
United Technologies Corp.	229,574	15,799,283

		74,911,925
AGRICULTURE – 3.03%
Altria Group Inc.	1,410,103	31,304,287
Archer-Daniels-Midland Co.	244,925	10,081,113
Monsanto Co.	175,840	19,606,160
Philip Morris International Inc.	909,274	45,991,079
Reynolds American Inc.	114,829	6,778,356

		113,760,995
AIRLINES – 0.16%
Southwest Airlines Co.	490,267	6,079,311

		6,079,311
APPAREL – 0.17%
Jones Apparel Group Inc.	61,645	827,276
Liz Claiborne Inc.	65,234	1,183,997
VF Corp.	58,376	4,524,724

		6,535,997
AUTO MANUFACTURERS – 0.53%
Ford Motor Co.(a)(b)	1,472,784	8,424,324
General Motors Corp.	379,201	7,223,779
PACCAR Inc.	91,504	4,117,680

		19,765,783
AUTO PARTS & EQUIPMENT – 0.18%
Johnson Controls Inc.	203,210	6,868,498

		6,868,498
BANKS – 10.23%
Bank of America Corp.	2,972,891	112,702,298
Bank of New York Mellon Corp. (The)	763,386	31,856,098
BB&T Corp.	365,204	11,708,440
Comerica Inc.	101,624	3,564,970
Discover Financial Services LLC	142,687	2,335,786
Fifth Third Bancorp	357,029	7,469,047
First Horizon National Corp.(b)	87,486	1,225,679
Huntington Bancshares Inc.	248,829	2,674,912
KeyCorp	265,725	5,832,664

M&T Bank Corp.	51,224	4,122,508
Marshall & Ilsley Corp.	176,085	4,085,172
National City Corp.	426,243	4,241,118
Northern Trust Corp.	71,073	4,724,222
PNC Financial Services Group Inc. (The)	227,738	14,932,781
Regions Financial Corp.	464,254	9,169,017
State Street Corp.	127,167	10,046,193
SunTrust Banks Inc.	234,359	12,922,555
U.S. Bancorp	1,157,069	37,442,753
Wachovia Corp.	1,325,737	35,794,899
Wells Fargo & Co.	2,205,968	64,193,669
Zions Bancorporation	72,465	3,300,781

		384,345,562
BEVERAGES – 1.23%
Brown-Forman Corp. Class B	21,055	1,394,262
Coca-Cola Co. (The)	561,474	34,176,922
Coca-Cola Enterprises Inc.	193,703	4,687,613
Constellation Brands Inc. Class A(a)	66,077	1,167,581
Molson Coors Brewing Co. Class B	92,632	4,869,664

		46,296,042
BIOTECHNOLOGY – 0.02%
Millipore Corp.(a)	13,608	917,315

		917,315
BUILDING MATERIALS – 0.13%
Masco Corp.	245,716	4,872,548

		4,872,548
CHEMICALS – 2.18%
Air Products and Chemicals Inc.	86,270	7,936,840
Ashland Inc.	38,492	1,820,672
Dow Chemical Co. (The)	628,242	23,150,718
E.I. du Pont de Nemours and Co.	601,440	28,123,334
Eastman Chemical Co.	23,147	1,445,530
Hercules Inc.	43,576	797,005
International Flavors & Fragrances Inc.	19,993	880,692
PPG Industries Inc.	109,725	6,639,460
Praxair Inc.	66,786	5,625,385
Rohm and Haas Co.	84,575	4,573,816
Sherwin-Williams Co. (The)	19,376	988,951

		81,982,403
COAL – 0.12%
Peabody Energy Corp.	88,410	4,508,910

		4,508,910
COMMERCIAL SERVICES – 0.50%
Convergys Corp.(a)	83,072	1,251,064
McKesson Corp.	193,811	10,149,882
Monster Worldwide Inc.(a)(b)	55,427	1,341,888
R.R. Donnelley & Sons Co.	144,967	4,393,950
Robert Half International Inc.	58,301	1,500,668

		18,637,452
COMPUTERS – 2.76%
Affiliated Computer Services Inc. Class A(a)	19,382	971,232
Computer Sciences Corp.(a)	110,314	4,499,708
Electronic Data Systems Corp.	342,399	5,700,943
EMC Corp.(a)	744,004	10,669,017
Hewlett-Packard Co.	874,059	39,909,534
International Business Machines Corp.	268,501	30,915,205

Sun Microsystems Inc.(a)	531,244	8,250,219
Teradata Corp.(a)	67,027	1,478,616
Unisys Corp.(a)	248,685	1,101,675

		103,496,149
COSMETICS & PERSONAL CARE – 1.23%
Procter & Gamble Co. (The)	658,831	46,164,288

		46,164,288
DISTRIBUTION & WHOLESALE – 0.17%
Genuine Parts Co.	111,473	4,483,444
W.W. Grainger Inc.	25,570	1,953,292

		6,436,736
DIVERSIFIED FINANCIAL SERVICES – 8.58%
Ameriprise Financial Inc.	152,100	7,886,385
Bear Stearns Companies Inc. (The)(b)	78,152	819,814
Capital One Financial Corp.	249,418	12,276,354
Charles Schwab Corp. (The)	359,656	6,772,322
CIT Group Inc.	125,663	1,489,107
Citigroup Inc.	3,483,833	74,623,703
Countrywide Financial Corp.(b)	384,252	2,113,386
E*TRADE Financial Corp.(a)(b)	302,278	1,166,793
Federal Home Loan Mortgage Corp.	431,773	10,932,492
Federal National Mortgage Association	379,440	9,986,860
Goldman Sachs Group Inc. (The)	92,348	15,273,436
Janus Capital Group Inc.	61,416	1,429,150
JPMorgan Chase & Co.	2,272,985	97,624,706
Legg Mason Inc.	47,356	2,650,989
Lehman Brothers Holdings Inc.	354,484	13,342,778
Merrill Lynch & Co. Inc.	649,711	26,469,226
Morgan Stanley	738,818	33,763,983
T. Rowe Price Group Inc.	76,623	3,831,150

		322,452,634
ELECTRIC – 6.35%
Allegheny Energy Inc.	80,062	4,043,131
Ameren Corp.	139,987	6,165,027
American Electric Power Co. Inc.	267,949	11,154,717
CenterPoint Energy Inc.	221,433	3,159,849
CMS Energy Corp.	154,015	2,085,363
Consolidated Edison Inc.	182,313	7,237,826
Dominion Resources Inc.	384,085	15,686,031
DTE Energy Co.	110,101	4,281,828
Duke Energy Corp.	843,855	15,062,812
Dynegy Inc. Class A(a)	337,520	2,663,033
Edison International	217,555	10,664,546
Entergy Corp.	127,812	13,941,733
Exelon Corp.	442,285	35,944,502
FirstEnergy Corp.	203,788	13,983,933
FPL Group Inc.	272,269	17,082,157
Integrys Energy Group Inc.	52,118	2,430,784
Pepco Holdings Inc.	136,164	3,365,974
PG&E Corp.	237,856	8,757,858
Pinnacle West Capital Corp.	66,521	2,333,557
PPL Corp.	249,251	11,445,606
Progress Energy Inc.	174,167	7,262,764
Public Service Enterprise Group Inc.	339,668	13,651,257

Southern Co. (The)	511,145	18,201,873
TECO Energy Inc.	144,139	2,299,017
Xcel Energy Inc.	286,045	5,706,598

		238,611,776

ELECTRICAL COMPONENTS & EQUIPMENT – 0.43%
Emerson Electric Co.	273,501	14,074,361
Molex Inc.	92,966	2,153,093

		16,227,454
ELECTRONICS – 0.77%
Agilent Technologies Inc.(a)	176,942	5,278,180
Applied Biosystems Group	45,140	1,483,300
Jabil Circuit Inc.	136,338	1,289,757
PerkinElmer Inc.	56,491	1,369,907
Thermo Fisher Scientific Inc.(a)	143,163	8,137,385
Tyco Electronics Ltd.	326,137	11,193,022

		28,751,551
ENGINEERING & CONSTRUCTION – 0.11%
Fluor Corp.	28,740	4,056,938

		4,056,938
ENVIRONMENTAL CONTROL – 0.36%
Allied Waste Industries Inc.(a)	223,176	2,412,533
Waste Management Inc.	331,538	11,126,415

		13,538,948
FOOD – 2.66%
ConAgra Foods Inc.	327,067	7,833,255
Dean Foods Co.	100,143	2,011,873
General Mills Inc.	121,997	7,305,180
H.J. Heinz Co.	211,021	9,911,656
Kraft Foods Inc.	1,025,525	31,801,530
Kroger Co. (The)	450,052	11,431,321
McCormick & Co. Inc. NVS	36,131	1,335,763
Safeway Inc.	294,957	8,656,988
Sara Lee Corp.	478,414	6,688,228
SUPERVALU Inc.	142,779	4,280,514
Sysco Corp.	160,698	4,663,456
Tyson Foods Inc. Class A	185,641	2,960,974
Whole Foods Market Inc.	35,620	1,174,391

		100,055,129
FOREST PRODUCTS & PAPER – 0.61%
International Paper Co.	286,601	7,795,547
MeadWestvaco Corp.	117,999	3,211,933
Plum Creek Timber Co. Inc.	66,332	2,699,712
Weyerhaeuser Co.	140,367	9,129,470

		22,836,662
GAS – 0.36%
Nicor Inc.	31,762	1,064,345
NiSource Inc.	185,756	3,202,433
Sempra Energy	174,958	9,321,762

		13,588,540
HAND & MACHINE TOOLS – 0.12%
Snap-On Inc.	39,568	2,012,033
Stanley Works (The)	53,299	2,538,098

		4,550,131
HEALTH CARE - PRODUCTS – 0.78%
Baxter International Inc.	169,408	9,795,171
Boston Scientific Corp.(a)	366,539	4,717,357
Covidien Ltd.	333,253	14,746,445

		29,258,973

HEALTH CARE - SERVICES – 0.48%
Aetna Inc.	143,460	6,038,231
Humana Inc.(a)	42,718	1,916,329
Tenet Healthcare Corp.(a)	326,768	1,849,507
WellPoint Inc.(a)	187,880	8,291,144

		18,095,211
HOME BUILDERS – 0.23%
Centex Corp.	80,805	1,956,289
D.R. Horton Inc.	181,707	2,861,885
KB Home	50,507	1,249,038
Lennar Corp. Class A	91,627	1,723,504
Pulte Homes Inc.	65,463	952,487

		8,743,203
HOME FURNISHINGS – 0.12%
Whirlpool Corp.	50,962	4,422,482

		4,422,482
HOUSEHOLD PRODUCTS & WARES – 0.46%
Avery Dennison Corp.	70,731	3,483,502
Fortune Brands Inc.	52,178	3,626,371
Kimberly-Clark Corp.	157,124	10,142,354

		17,252,227
HOUSEWARES – 0.11%
Newell Rubbermaid Inc.	186,683	4,269,440

		4,269,440
INSURANCE – 6.31%
ACE Ltd.	220,579	12,145,080
Aflac Inc.	105,169	6,830,727
Allstate Corp. (The)	374,795	18,012,648
Ambac Financial Group Inc.	187,601	1,078,706
American International Group Inc.	877,369	37,946,209
Aon Corp.	119,994	4,823,759
Assurant Inc.	64,575	3,930,034
Chubb Corp.	247,678	12,255,107
CIGNA Corp.	77,866	3,159,024
Cincinnati Financial Corp.	111,586	4,244,731
Genworth Financial Inc. Class A	290,468	6,576,196
Hartford Financial Services Group Inc. (The)	209,837	15,899,349
Lincoln National Corp.	177,214	9,215,128
Loews Corp.	293,950	11,822,669
Marsh & McLennan Companies Inc.	349,006	8,498,296
MBIA Inc.(b)	138,555	1,693,142
MetLife Inc.	474,268	28,579,390
MGIC Investment Corp.(b)	39,740	418,462
Principal Financial Group Inc.	107,658	5,998,704
Prudential Financial Inc.	172,954	13,533,650
Torchmark Corp.	31,222	1,876,754
Travelers Companies Inc. (The)	414,729	19,844,783
Unum Group	233,704	5,143,825
XL Capital Ltd. Class A	120,186	3,551,496

		237,077,869
INTERNET – 0.14%
IAC/InterActiveCorp(a)	122,983	2,553,127
VeriSign Inc.(a)(b)	78,071	2,595,080

		5,148,207
INVESTMENT COMPANIES – 0.12%
American Capital Strategies Ltd.(b)	129,844	4,435,471

		4,435,471

IRON & STEEL – 0.09%
Allegheny Technologies Inc.	46,485	3,317,170

		3,317,170
LEISURE TIME – 0.34%
Brunswick Corp.(b)	61,597	983,704
Carnival Corp.	291,560	11,802,349

		12,786,053
LODGING – 0.23%
Marriott International Inc. Class A	77,855	2,675,098
Starwood Hotels & Resorts Worldwide Inc.	68,864	3,563,712
Wyndham Worldwide Corp.	117,203	2,423,758

		8,662,568
MACHINERY – 0.26%
Deere & Co.	105,223	8,464,138
Manitowoc Co. Inc. (The)	30,629	1,249,663

		9,713,801
MANUFACTURING – 8.78%
Cooper Industries Ltd.	73,336	2,944,440
Dover Corp.	128,548	5,370,735
Eastman Kodak Co.	195,184	3,448,901
Eaton Corp.	55,321	4,407,424
General Electric Co.	6,683,573	247,359,037
Honeywell International Inc.	318,575	17,974,001
Illinois Tool Works Inc.	126,669	6,109,246
Ingersoll-Rand Co. Ltd. Class A	108,390	4,832,026
Leggett & Platt Inc.	115,248	1,757,532
Pall Corp.	43,978	1,542,308
Parker Hannifin Corp.	49,100	3,401,157
Textron Inc.	102,033	5,654,669
3M Co.	137,335	10,870,065
Tyco International Ltd.	324,102	14,276,693

		329,948,234
MEDIA – 4.15%
CBS Corp. Class B	455,538	10,058,279
Clear Channel Communications Inc.	332,377	9,712,056
Comcast Corp. Class A	2,014,196	38,954,551
DIRECTV Group Inc. (The)(a)	286,468	7,101,542
E.W. Scripps Co. Class A	28,134	1,181,909
Gannett Co. Inc.	154,850	4,498,392
Meredith Corp.	9,983	381,850
New York Times Co. (The) Class A(b)	98,681	1,863,097
News Corp. Class A	799,412	14,988,975
Time Warner Inc.	2,392,088	33,537,074
Viacom Inc. Class B(a)	253,218	10,032,497
Walt Disney Co. (The)	717,617	22,518,821
Washington Post Co. (The) Class B	1,858	1,229,067

		156,058,110
METAL FABRICATE & HARDWARE – 0.10%
Precision Castparts Corp.	35,079	3,580,864

		3,580,864
MINING – 0.79%
Alcoa Inc.	544,387	19,630,595
Newmont Mining Corp.	148,109	6,709,338
Vulcan Materials Co.	47,757	3,171,065

		29,510,998

OFFICE & BUSINESS EQUIPMENT – 0.08%
Xerox Corp.	199,215	2,982,249

		2,982,249
OIL & GAS – 3.05%
Anadarko Petroleum Corp.	162,511	10,243,068
Chevron Corp.	597,431	50,996,710
ENSCO International Inc.	48,850	3,058,987
Hess Corp.	89,817	7,920,063
Marathon Oil Corp.	194,678	8,877,317
Nabors Industries Ltd.(a)	51,813	1,749,725
Noble Corp.	74,979	3,724,207
Noble Energy Inc.	65,200	4,746,560
Occidental Petroleum Corp.	225,390	16,491,786
Range Resources Corp.	34,696	2,201,461
Rowan Companies Inc.	75,650	3,115,267
Tesoro Corp.	43,123	1,293,690

		114,418,841
OIL & GAS SERVICES – 0.30%
National Oilwell Varco Inc.(a)	83,168	4,855,348
Weatherford International Ltd.(a)	86,679	6,281,627

		11,136,975
PACKAGING & CONTAINERS – 0.12%
Bemis Co. Inc.	68,663	1,746,100
Sealed Air Corp.	107,123	2,704,856

		4,450,956
PHARMACEUTICALS – 7.04%
Abbott Laboratories	516,854	28,504,498
Allergan Inc.	73,258	4,131,019
AmerisourceBergen Corp.	109,679	4,494,645
Bristol-Myers Squibb Co.	1,323,733	28,195,513
Cardinal Health Inc.	238,262	12,511,138
Eli Lilly and Co.	423,246	21,835,261
King Pharmaceuticals Inc.(a)	161,607	1,405,981
Medco Health Solutions Inc.(a)	193,078	8,454,886
Merck & Co. Inc.	956,025	36,281,149
Mylan Inc.	62,899	729,628
Pfizer Inc.	4,524,438	94,696,487
Schering-Plough Corp.	725,627	10,456,285
Watson Pharmaceuticals Inc.(a)	42,801	1,254,925
Wyeth	277,008	11,567,854

		264,519,269
PIPELINES – 0.81%
El Paso Corp.	470,132	7,822,996
Spectra Energy Corp.	422,245	9,606,074
Williams Companies Inc. (The)	391,139	12,899,764

		30,328,834
REAL ESTATE INVESTMENT TRUSTS – 2.25%
Apartment Investment and Management Co. Class A(b)	62,622	2,242,494
AvalonBay Communities Inc.(b)	51,175	4,939,411
Boston Properties Inc.	80,127	7,377,293
Developers Diversified Realty Corp.	80,888	3,387,589
Equity Residential	180,840	7,503,052
General Growth Properties Inc.	177,529	6,776,282
HCP Inc.	145,492	4,919,085

Host Hotels & Resorts Inc.	351,959	5,603,187
Kimco Realty Corp.	168,565	6,602,691
ProLogis	107,482	6,326,390
Public Storage	83,064	7,361,132
Simon Property Group Inc.	148,907	13,834,949
Vornado Realty Trust	90,042	7,762,521

		84,636,076
RETAIL – 4.03%
AutoNation Inc.(a)	93,593	1,401,087
Big Lots Inc.(a)(b)	59,364	1,323,817
Costco Wholesale Corp.	154,106	10,012,267
CVS Caremark Corp.	354,107	14,344,875
Dillard’s Inc. Class A(b)	41,167	708,484
Family Dollar Stores Inc.	47,572	927,654
Gap Inc. (The)	138,948	2,734,497
Home Depot Inc.	552,583	15,455,747
J.C. Penney Co. Inc.	148,932	5,616,226
Limited Brands Inc.	210,178	3,594,044
Macy’s Inc.	290,482	6,698,515
McDonald’s Corp.	392,679	21,899,708
Nordstrom Inc.	43,378	1,414,123
Office Depot Inc.(a)	180,419	1,993,630
OfficeMax Inc.	53,458	1,023,186
RadioShack Corp.	32,647	530,514
Staples Inc.	153,670	3,397,644
Target Corp.	235,245	11,922,217
Tiffany & Co.	32,539	1,361,432
Walgreen Co.	211,645	8,061,558
Wal-Mart Stores Inc.	679,605	35,801,591
Wendy’s International Inc.	57,379	1,323,160

		151,545,976
SAVINGS & LOANS – 0.30%
Hudson City Bancorp Inc.	161,588	2,856,876
Sovereign Bancorp Inc.(b)	239,116	2,228,561
Washington Mutual Inc.	588,322	6,059,717

		11,145,154
SEMICONDUCTORS – 2.28%
Advanced Micro Devices Inc.(a)(b)	307,618	1,811,870
Altera Corp.	84,947	1,565,573
Analog Devices Inc.	109,679	3,237,724
Applied Materials Inc.	588,485	11,481,342
Broadcom Corp. Class A(a)	172,997	3,333,652
Intel Corp.	1,664,742	35,259,236
KLA-Tencor Corp.	70,394	2,611,617
Linear Technology Corp.	63,601	1,951,915
LSI Corp.(a)	445,316	2,204,314
Microchip Technology Inc.	125,578	4,110,168
Micron Technology Inc.(a)	515,672	3,078,562
Novellus Systems Inc.(a)	46,795	985,035
Teradyne Inc.(a)	120,736	1,499,541
Texas Instruments Inc.	372,902	10,541,940
Xilinx Inc.	88,911	2,111,636

		85,784,125
SOFTWARE – 0.45%
Automatic Data Processing Inc.	163,832	6,944,838
CA Inc.	171,370	3,855,825

Compuware Corp.(a)	102,550	752,717
Fidelity National Information Services Inc.	50,861	1,939,839
Novell Inc.(a)	157,138	988,398

Paychex Inc.	75,035	2,570,699

		17,052,316
TELECOMMUNICATIONS – 7.72%
American Tower Corp. Class A(a)	192,720	7,556,551
AT&T Inc.	4,039,541	154,714,420
CenturyTel Inc.	72,724	2,417,346
Ciena Corp.(a)(b)	57,423	1,770,351
Citizens Communications Co.	223,442	2,343,907
Corning Inc.	778,999	18,727,136
Embarq Corp.	102,677	4,117,348
JDS Uniphase Corp.(a)	118,229	1,583,087
Juniper Networks Inc.(a)	163,658	4,091,450
Qwest Communications International Inc.	1,035,461	4,690,638
Sprint Nextel Corp.	1,902,957	12,730,782
Tellabs Inc.(a)	285,303	1,554,901
Verizon Communications Inc.	1,921,046	70,022,127
Windstream Corp.	307,152	3,670,466

		289,990,510
TEXTILES – 0.03%
Cintas Corp.	39,282	1,121,108

		1,121,108
TOYS, GAMES & HOBBIES – 0.20%
Hasbro Inc.	97,048	2,707,639
Mattel Inc.	240,582	4,787,582

		7,495,221
TRANSPORTATION – 2.44%
Burlington Northern Santa Fe Corp.	105,039	9,686,697
CSX Corp.	269,617	15,117,425
FedEx Corp.	83,042	7,695,502
Norfolk Southern Corp.	251,609	13,667,401
Ryder System Inc.	39,419	2,401,011
Union Pacific Corp.	174,299	21,853,609
United Parcel Service Inc. Class B	290,440	21,207,929

		91,629,574

TOTAL COMMON STOCKS
(Cost: $4,086,315,375)		3,743,393,487

Security	Shares	Value
SHORT-TERM INVESTMENTS – 0.94%

MONEY MARKET FUNDS – 0.94%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.18%(c)(d)	4,871,553	4,871,553
BGI Cash Premier Fund LLC
3.22%(c)(d)(e)	30,278,593	30,278,593

		35,150,146

TOTAL SHORT-TERM INVESTMENTS
(Cost: $35,150,146)		35,150,146

TOTAL INVESTMENTS IN SECURITIES – 100.58%
(Cost: $4,121,465,521)		3,778,543,633

Other Assets, Less Liabilities – (0.58)%	(21,802,295)

NET ASSETS – 100.00%	$3,756,741,338

NVS - Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Affiliated issuer. See Note 2.

(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

(e)	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments

iSHARES® RUSSELL 1000 INDEX FUND

March 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.82%

ADVERTISING – 0.19%
Clear Channel Outdoor Holdings Inc. Class A(a)	10,957	$208,293
Getty Images Inc.(a)	13,592	434,944
Harte-Hanks Inc.	13,640	186,459
Interpublic Group of Companies Inc. (The)(a)(b)	131,129	1,102,795
Lamar Advertising Co.(a)(b)	23,123	830,809
Omnicom Group Inc.	93,149	4,115,323
R.H. Donnelley Corp.(a)(b)	19,866	100,522

		6,979,145
AEROSPACE & DEFENSE – 2.21%
Alliant Techsystems Inc.(a)(b)	9,320	964,900
BE Aerospace Inc.(a)	25,845	903,283
Boeing Co. (The)	221,230	16,452,875
DRS Technologies Inc.	11,176	651,337
General Dynamics Corp.	113,628	9,473,166
Goodrich Corp.	35,080	2,017,451
L-3 Communications Holdings Inc.	35,047	3,832,039
Lockheed Martin Corp.	98,913	9,822,061
Northrop Grumman Corp.	96,973	7,545,469
Raytheon Co.	124,719	8,058,095
Rockwell Collins Inc.	46,993	2,685,650
Spirit AeroSystems Holdings Inc. Class A(a)	19,351	429,205
United Technologies Corp.	279,308	19,221,977

		82,057,508
AGRICULTURE – 2.09%
Altria Group Inc.	587,614	13,045,031
Archer-Daniels-Midland Co.	183,352	7,546,768
Bunge Ltd.(b)	34,020	2,955,658
Carolina Group	30,302	2,198,410
Monsanto Co.	152,839	17,041,548
Philip Morris International Inc.	587,614	29,721,516
Reynolds American Inc.	48,311	2,851,798
UST Inc.	42,413	2,312,357

		77,673,086
AIRLINES – 0.17%
AMR Corp.(a)	66,987	604,223
Continental Airlines Inc. Class B(a)	27,607	530,883
Copa Holdings SA Class A	4,822	183,766
Delta Air Lines Inc.(a)	82,030	705,458
Northwest Airlines Corp.(a)	73,439	660,217
Southwest Airlines Co.	206,991	2,566,688
UAL Corp.	32,203	693,331
US Airways Group Inc.(a)	22,334	198,996

		6,143,562

APPAREL – 0.43%
Coach Inc.(a)	99,456	2,998,598
Crocs Inc.(a)(b)	22,348	390,420
Guess? Inc.	15,458	625,585
Hanesbrands Inc.(a)	27,688	808,490
Jones Apparel Group Inc.	24,353	326,817
Liz Claiborne Inc.	26,783	486,111
Nike Inc. Class B	99,852	6,789,936
Phillips-Van Heusen Corp.	15,345	581,882
Polo Ralph Lauren Corp.	17,219	1,003,696
VF Corp.	25,240	1,956,352

		15,967,887
AUTO MANUFACTURERS – 0.31%
Ford Motor Co.(a)(b)	596,510	3,412,037
General Motors Corp.	136,287	2,596,267
Oshkosh Corp.	20,825	755,531
PACCAR Inc.	104,833	4,717,485

		11,481,320
AUTO PARTS & EQUIPMENT – 0.29%
Autoliv Inc.	20,561	1,032,162
BorgWarner Inc.	32,341	1,391,633
Goodyear Tire & Rubber Co. (The)(a)	68,168	1,758,734
Johnson Controls Inc.	166,743	5,635,913
TRW Automotive Holdings Corp.(a)	11,577	270,554
WABCO Holdings Inc.	17,318	790,047

		10,879,043
BANKS – 4.90%
Associated Banc-Corp	35,938	957,029
BancorpSouth Inc.	22,527	521,725
Bank of America Corp.	1,246,169	47,242,267
Bank of Hawaii Corp.	14,109	699,242
Bank of New York Mellon Corp. (The)	317,280	13,240,094
BB&T Corp.	154,885	4,965,613
BOK Financial Corp.	6,105	318,864
City National Corp.	11,921	589,613
Colonial BancGroup Inc. (The)	45,370	436,913
Comerica Inc.	43,871	1,538,995
Commerce Bancshares Inc.	20,589	865,356
Cullen/Frost Bankers Inc.	16,927	897,808
Discover Financial Services LLC	135,000	2,209,950
East West Bancorp Inc.	17,471	310,110
Fifth Third Bancorp	154,289	3,227,726
First Citizens BancShares Inc. Class A	1,711	238,428
First Horizon National Corp.(b)	35,656	499,541
Fulton Financial Corp.	50,120	615,975
Huntington Bancshares Inc.	104,840	1,127,030
KeyCorp	112,281	2,464,568
M&T Bank Corp.	19,972	1,607,347
Marshall & Ilsley Corp.	72,460	1,681,072
National City Corp.	163,781	1,629,621
Northern Trust Corp.	61,744	4,104,124
PNC Financial Services Group Inc. (The)	97,889	6,418,582
Popular Inc.	78,973	920,825
Regions Financial Corp.	198,820	3,926,695
State Street Corp.	111,421	8,802,259
SunTrust Banks Inc.	100,488	5,540,908
Synovus Financial Corp.	77,793	860,391
TCF Financial Corp.	36,779	659,080
U.S. Bancorp	487,784	15,784,690
UnionBanCal Corp.	13,112	643,537
Valley National Bancorp	34,713	666,837

Wachovia Corp.	558,024	15,066,648
Webster Financial Corp.	14,632	407,794
Wells Fargo & Co.	953,753	27,754,212
Whitney Holding Corp.	18,534	459,458
Wilmington Trust Corp.	19,945	620,289
Zions Bancorporation	30,736	1,400,025

		181,921,241
BEVERAGES – 2.44%
Anheuser-Busch Companies Inc.	200,973	9,536,169
Brown-Forman Corp. Class B	21,690	1,436,312
Coca-Cola Co. (The)	648,819	39,493,613
Coca-Cola Enterprises Inc.	87,660	2,121,372
Constellation Brands Inc. Class A(a)	53,609	947,271
Hansen Natural Corp.(a)(b)	19,174	676,842
Molson Coors Brewing Co. Class B	32,677	1,717,830
Pepsi Bottling Group Inc.	39,255	1,331,137
PepsiAmericas Inc.	16,201	413,612
PepsiCo Inc.	457,554	33,035,399

		90,709,557
BIOTECHNOLOGY – 1.27%
Abraxis BioScience Inc.(a)	1,788	105,635
Amgen Inc.(a)	305,374	12,758,526
Biogen Idec Inc.(a)	80,993	4,996,458
Celgene Corp.(a)	119,239	7,308,158
Charles River Laboratories International Inc.(a)	18,857	1,111,432
Genentech Inc.(a)	130,751	10,614,366
Genzyme Corp.(a)	74,384	5,544,583
Invitrogen Corp.(a)(b)	13,154	1,124,272
Millennium Pharmaceuticals Inc.(a)	90,317	1,396,301
Millipore Corp.(a)	15,184	1,023,553
PDL BioPharma Inc.(a)	31,922	338,054
Vertex Pharmaceuticals Inc.(a)	38,746	925,642

		47,246,980
BUILDING MATERIALS – 0.22%
Armstrong World Industries Inc.	5,294	188,784
Eagle Materials Inc.	12,396	440,678
Lennox International Inc.	15,062	541,780
Martin Marietta Materials Inc.(b)	11,928	1,266,396
Masco Corp.	105,576	2,093,572
Owens Corning(a)(b)	30,134	546,329
Trane Inc.	50,317	2,309,550
USG Corp.(a)(b)	22,646	833,826

		8,220,915
CHEMICALS – 1.69%
Air Products and Chemicals Inc.	60,859	5,599,028
Airgas Inc.	22,061	1,003,114
Albemarle Corp.	22,500	821,700
Ashland Inc.	16,030	758,219
Cabot Corp.	18,672	522,816
Celanese Corp. Class A	35,983	1,405,136
Chemtura Corp.	66,018	484,572
Cytec Industries Inc.	11,967	644,423
Dow Chemical Co. (The)	267,977	9,874,952
E.I. du Pont de Nemours and Co.	259,544	12,136,277
Eastman Chemical Co.	22,306	1,393,010
Ecolab Inc.	49,058	2,130,589
FMC Corp.	21,506	1,193,368
Huntsman Corp.	26,451	622,921
International Flavors & Fragrances Inc.	22,405	986,940

Lubrizol Corp.	19,378	1,075,673
Mosaic Co. (The)(a)	43,311	4,443,709
PPG Industries Inc.	46,303	2,801,795
Praxair Inc.	89,534	7,541,449
Rohm & Haas Co.	38,271	2,069,696
RPM International Inc.	34,332	718,912
Sherwin-Williams Co. (The)	28,896	1,474,852
Sigma-Aldrich Corp.	37,074	2,211,464
Valspar Corp. (The)	28,028	556,076
Westlake Chemical Corp.	5,235	68,317

		62,539,008
COAL – 0.29%
Arch Coal Inc.	39,870	1,734,345
CONSOL Energy Inc.	51,414	3,557,335
Foundation Coal Holdings Inc.	12,374	622,783
Massey Energy Co.	22,960	838,040
Patriot Coal Corp.(a)	7,300	342,881
Peabody Energy Corp.	74,820	3,815,820

		10,911,204
COMMERCIAL SERVICES – 1.06%
Accenture Ltd.	167,132	5,878,032
Alliance Data Systems Corp.(a)	21,874	1,039,234
Apollo Group Inc. Class A(a)	40,409	1,745,669
Avis Budget Group Inc.(a)	27,886	296,149
Career Education Corp.(a)	26,876	341,863
ChoicePoint Inc.(a)	18,958	902,401
Convergys Corp.(a)	37,415	563,470
Corporate Executive Board Co. (The)	9,875	399,740
Corrections Corp. of America(a)	34,628	952,963
Equifax Inc.	37,126	1,280,104
Genpact Ltd.(a)	9,715	119,009
H&R Block Inc.	91,362	1,896,675
Hertz Global Holdings Inc.(a)	88,916	1,072,327
Hewitt Associates Inc. Class A(a)(b)	24,811	986,733
Iron Mountain Inc.(a)(b)	49,352	1,304,867
ITT Educational Services Inc.(a)	11,380	522,683
Manpower Inc.	22,276	1,253,248
McKesson Corp.	83,864	4,391,958
Monster Worldwide Inc.(a)(b)	35,158	851,175
Moody’s Corp.	59,927	2,087,257
Pharmaceutical Product Development Inc.	29,024	1,216,106
Quanta Services Inc.(a)(b)	46,919	1,087,113
R.R. Donnelley & Sons Co.	61,856	1,874,855
Robert Half International Inc.	41,170	1,059,716
Service Corp. International	73,621	746,517
United Rentals Inc.(a)	23,695	446,414
Weight Watchers International Inc.	9,627	446,019
Western Union Co.	217,291	4,621,780

		39,384,077
COMPUTERS – 4.30%
Affiliated Computer Services Inc. Class A(a)	25,892	1,297,448
Apple Inc.(a)	242,972	34,866,482
Brocade Communications Systems Inc.(a)	105,225	768,142
Cadence Design Systems Inc.(a)	77,470	827,380
Cognizant Technology Solutions Corp.(a)	81,224	2,341,688
Computer Sciences Corp.(a)	45,718	1,864,837
Dell Inc.(a)	638,306	12,715,056
Diebold Inc.	18,886	709,169
DST Systems Inc.(a)(b)	12,788	840,683
Electronic Data Systems Corp.	144,000	2,397,600

EMC Corp.(a)	589,411	8,452,154
FactSet Research Systems Inc.	12,173	655,760
Hewlett-Packard Co.	692,622	31,625,121
International Business Machines Corp.	383,641	44,172,425
Lexmark International Inc. Class A(a)	26,639	818,350
NCR Corp.(a)	50,343	1,149,331
NetApp Inc.(a)	96,170	1,928,208
Riverbed Technology Inc.(a)	5,323	79,100
SanDisk Corp.(a)	63,586	1,435,136
Seagate Technology	151,885	3,180,472
Sun Microsystems Inc.(a)	223,707	3,474,170
Synopsys Inc.(a)	40,572	921,390
Teradata Corp.(a)	50,352	1,110,765
Unisys Corp.(a)	95,129	421,421
Western Digital Corp.(a)	61,859	1,672,667

		159,724,955
COSMETICS & PERSONAL CARE – 2.17%
Alberto-Culver Co.	24,199	663,295
Avon Products Inc.	123,251	4,873,345
Bare Escentuals Inc.(a)(b)	10,588	247,971
Colgate-Palmolive Co.	143,583	11,186,552
Estee Lauder Companies Inc. (The) Class A	30,601	1,403,056
Procter & Gamble Co. (The)	884,520	61,978,316

		80,352,535
DISTRIBUTION & WHOLESALE – 0.19%
Fastenal Co.	35,202	1,616,828
Genuine Parts Co.	47,847	1,924,406
Ingram Micro Inc. Class A(a)	41,292	653,652
Pool Corp.(b)	13,480	254,637
Tech Data Corp.(a)	16,192	531,098
W.W. Grainger Inc.	18,934	1,446,368
WESCO International Inc.(a)	12,464	454,811

		6,881,800
DIVERSIFIED FINANCIAL SERVICES – 5.61%
Affiliated Managers Group Inc.(a)	10,176	923,370
American Express Co.	290,794	12,713,514
AmeriCredit Corp.(a)(b)	32,225	324,506
Ameriprise Financial Inc.	65,732	3,408,204
Bear Stearns Companies Inc. (The)(b)	33,352	349,862
BlackRock Inc.	17,893	3,653,393
Capital One Financial Corp.	110,111	5,419,663
Charles Schwab Corp. (The)	263,535	4,962,364
CIT Group Inc.	53,313	631,759
Citigroup Inc.	1,462,356	31,323,666
CME Group Inc.	15,354	7,202,561
Countrywide Financial Corp.(b)	166,251	914,380
E*TRADE Financial Corp.(a)(b)	134,048	517,425
Eaton Vance Corp.	28,832	879,664
Federal Home Loan Mortgage Corp.	186,193	4,714,407
Federal National Mortgage Association	273,348	7,194,519
Federated Investors Inc. Class B	24,552	961,456
First Marblehead Corp. (The)(b)	16,705	124,619
Franklin Resources Inc.	46,638	4,523,420
GLG Partners Inc.(a)(b)	11,233	133,336
Goldman Sachs Group Inc. (The)	114,723	18,974,037
IndyMac Bancorp Inc.(b)	23,746	117,780
IntercontinentalExchange Inc.(a)	19,887	2,595,253
Invesco Ltd.	118,379	2,883,712
Investment Technology Group Inc.(a)	12,170	562,011
Janus Capital Group Inc.	46,472	1,081,403

Jefferies Group Inc.	35,392	570,873
JPMorgan Chase & Co.	959,315	41,202,579
Lazard Ltd. Class A	14,162	540,988
Legg Mason Inc.	36,809	2,060,568
Lehman Brothers Holdings Inc.	149,835	5,639,789
Merrill Lynch & Co. Inc.	272,200	11,089,428
MF Global Ltd.(a)	26,914	266,718
Morgan Stanley	295,985	13,526,514
NASDAQ OMX Group Inc. (The)(a)	38,994	1,507,508
NYMEX Holdings Inc.	26,006	2,356,924
NYSE Euronext Inc.	73,912	4,561,110
Raymond James Financial Inc.	26,621	611,751
SLM Corp.(a)	131,248	2,014,657
Student Loan Corp. (The)	1,085	107,306
T. Rowe Price Group Inc.	74,827	3,741,350
TD Ameritrade Holding Corp.(a)	69,410	1,145,959

		208,034,306
ELECTRIC – 3.45%
AES Corp. (The)(a)	187,026	3,117,723
Allegheny Energy Inc.	46,377	2,342,038
Alliant Energy Corp.	31,884	1,116,259
Ameren Corp.	58,569	2,579,379
American Electric Power Co. Inc.	112,430	4,680,461
CenterPoint Energy Inc.	89,526	1,277,536
CMS Energy Corp.	63,142	854,943
Consolidated Edison Inc.	75,876	3,012,277
Constellation Energy Group Inc.	50,673	4,472,906
Dominion Resources Inc.	163,679	6,684,650
DPL Inc.	31,965	819,583
DTE Energy Co.	45,662	1,775,795
Duke Energy Corp.	354,228	6,322,970
Dynegy Inc. Class A(a)	96,936	764,825
Edison International	91,879	4,503,909
Energy East Corp.	44,302	1,068,564
Entergy Corp.	55,560	6,060,485
Exelon Corp.	188,934	15,354,666
FirstEnergy Corp.	85,381	5,858,844
FPL Group Inc.	114,105	7,158,948
Great Plains Energy Inc.	23,566	580,902
Hawaiian Electric Industries Inc.	22,473	536,431
Integrys Energy Group Inc.	21,286	992,779
MDU Resources Group Inc.	50,753	1,245,986
Mirant Corp.(a)(b)	60,392	2,197,665
Northeast Utilities	43,315	1,062,950
NRG Energy Inc.(a)	67,692	2,639,311
NSTAR	29,994	912,717
OGE Energy Corp.	25,854	805,869
Pepco Holdings Inc.	53,842	1,330,974
PG&E Corp.	98,931	3,642,639
Pinnacle West Capital Corp.	28,106	985,958
PPL Corp.	108,703	4,991,642
Progress Energy Inc.	72,663	3,030,047
Public Service Enterprise Group Inc.	141,958	5,705,292
Puget Energy Inc.	36,390	941,409
Reliant Energy Inc.(a)	95,719	2,263,754
SCANA Corp.	32,698	1,196,093
Sierra Pacific Resources Corp.	65,181	823,236
Southern Co. (The)	211,355	7,526,352
TECO Energy Inc.	58,972	940,603
Wisconsin Energy Corp.	32,691	1,438,077
Xcel Energy Inc.	114,466	2,283,597

		127,901,044

ELECTRICAL COMPONENTS & EQUIPMENT – 0.45%
AMETEK Inc.	29,831	1,309,879
Emerson Electric Co.	223,060	11,478,668
Energizer Holdings Inc.(a)	16,053	1,452,475
General Cable Corp.(a)(b)	14,689	867,679
Hubbell Inc. Class B	16,818	734,778
Molex Inc.	38,767	897,844

		16,741,323
ELECTRONICS – 0.81%
Agilent Technologies Inc.(a)	103,797	3,096,265
Amphenol Corp. Class A	50,332	1,874,867
Applied Biosystems Group	47,116	1,548,232
Arrow Electronics Inc.(a)	34,695	1,167,487
Avnet Inc.(a)	41,539	1,359,571
AVX Corp.	13,716	175,702
Dolby Laboratories Inc. Class A(a)	11,330	410,826
Garmin Ltd.	32,697	1,765,965
Gentex Corp.	40,452	693,752
Jabil Circuit Inc.	51,749	489,546
Mettler-Toledo International Inc.(a)	9,869	958,477
National Instruments Corp.	17,022	444,955
PerkinElmer Inc.	33,841	820,644
Sanmina-SCI Corp.(a)	145,085	235,038
Thermo Fisher Scientific Inc.(a)	118,586	6,740,428
Thomas & Betts Corp.(a)	16,429	597,523
Trimble Navigation Ltd.(a)	33,323	952,705
Tyco Electronics Ltd.	139,411	4,784,586
Vishay Intertechnology Inc.(a)	50,593	458,373
Waters Corp.(a)	28,647	1,595,638

		30,170,580
ENERGY - ALTERNATE SOURCES – 0.10%
Covanta Holding Corp.(a)	33,936	933,240
First Solar Inc.(a)	10,028	2,317,872
SunPower Corp. Class A(a)(b)	6,926	516,056

		3,767,168
ENGINEERING & CONSTRUCTION – 0.40%
Fluor Corp.	24,821	3,503,732
Foster Wheeler Ltd.(a)	39,376	2,229,469
Jacobs Engineering Group Inc.(a)	33,325	2,452,387
KBR Inc.	46,992	1,303,088
McDermott International Inc.(a)	62,708	3,437,653
Shaw Group Inc. (The)(a)	22,589	1,064,845
URS Corp.(a)	23,500	768,215

		14,759,389
ENTERTAINMENT – 0.16%
DreamWorks Animation SKG Inc. Class A(a)	16,784	432,692
International Game Technology Inc.	88,944	3,576,438
International Speedway Corp. Class A	9,480	390,576
Penn National Gaming Inc.(a)	20,552	898,739
Regal Entertainment Group Class A	21,442	413,616
Scientific Games Corp. Class A(a)(b)	17,718	374,027
Warner Music Group Corp.	9,898	49,292

		6,135,380
ENVIRONMENTAL CONTROL – 0.25%
Allied Waste Industries Inc.(a)	80,604	871,329
Nalco Holding Co.	40,480	856,152
Republic Services Inc.	44,061	1,288,344

Stericycle Inc.(a)	24,553	1,264,479
Waste Management Inc.	145,938	4,897,679

		9,177,983
FOOD – 1.76%
Campbell Soup Co.	64,831	2,201,012
ConAgra Foods Inc.	139,821	3,348,713
Corn Products International Inc.	21,053	781,908
Dean Foods Co.	36,743	738,167
Del Monte Foods Co.	55,328	527,276
General Mills Inc.	90,418	5,414,230
H.J. Heinz Co.	91,488	4,297,191
Hershey Co. (The)	47,657	1,795,239
Hormel Foods Corp.	20,900	870,694
J.M. Smucker Co. (The)	16,057	812,645
Kellogg Co.	66,252	3,482,205
Kraft Foods Inc.	450,683	13,975,680
Kroger Co. (The)	189,361	4,809,769
McCormick & Co. Inc. NVS	36,514	1,349,923
Safeway Inc.	123,424	3,622,494
Sara Lee Corp.	207,115	2,895,468
Smithfield Foods Inc.(a)	30,853	794,773
SUPERVALU Inc.	59,559	1,785,579
Sysco Corp.	173,802	5,043,734
Tyson Foods Inc. Class A	74,085	1,181,656
Whole Foods Market Inc.	39,259	1,294,369
Wm. Wrigley Jr. Co.	67,489	4,241,009

		65,263,734
FOREST PRODUCTS & PAPER – 0.37%
Domtar Corp.(a)	120,465	822,776
International Paper Co.	121,629	3,308,309
Louisiana-Pacific Corp.	28,603	262,576
MeadWestvaco Corp.	49,274	1,341,238
Plum Creek Timber Co. Inc.	49,980	2,034,186
Rayonier Inc.	21,809	947,383
Smurfit-Stone Container Corp.(a)	72,372	557,264
Temple-Inland Inc.	29,630	376,894
Weyerhaeuser Co.	60,778	3,953,001

		13,603,627
GAS – 0.27%
AGL Resources Inc.	22,018	755,658
Atmos Energy Corp.	24,376	621,588
Energen Corp.	20,183	1,257,401
NiSource Inc.	76,439	1,317,808
Sempra Energy	74,280	3,957,638
Southern Union Co.	30,297	705,011
UGI Corp.	30,063	749,170
Vectren Corp.	20,888	560,425

		9,924,699
HAND & MACHINE TOOLS – 0.12%
Black & Decker Corp. (The)	17,633	1,165,541
Kennametal Inc.	21,884	644,046
Lincoln Electric Holdings Inc.	12,131	782,328
Snap-On Inc.	16,424	835,160
Stanley Works (The)	21,870	1,041,449

		4,468,524
HEALTH CARE - PRODUCTS – 3.51%
Advanced Medical Optics Inc.(a)(b)	16,420	333,326
Baxter International Inc.	182,919	10,576,377

Beckman Coulter Inc.	17,349	1,119,878
Becton, Dickinson and Co.	68,802	5,906,652
Boston Scientific Corp.(a)	373,295	4,804,307
C.R. Bard Inc.	28,971	2,792,804
Cooper Companies Inc. (The)	12,230	421,079
Covidien Ltd.	139,412	6,168,981
DENTSPLY International Inc.	43,179	1,666,709
Edwards Lifesciences Corp.(a)	16,318	726,967
Gen-Probe Inc.(a)	14,759	711,384
Henry Schein Inc.(a)	24,779	1,422,315
Hillenbrand Industries Inc.	17,361	829,856
IDEXX Laboratories Inc.(a)	17,369	855,597
Intuitive Surgical Inc.(a)(b)	10,570	3,428,379
Johnson & Johnson	813,572	52,776,416
Kinetic Concepts Inc.(a)(b)	15,078	697,056
Medtronic Inc.	322,627	15,605,468
Patterson Companies Inc.(a)	36,327	1,318,670
ResMed Inc.(a)	21,935	925,218
St. Jude Medical Inc.(a)	95,405	4,120,542
Stryker Corp.	85,165	5,539,983
TECHNE Corp.(a)	11,204	754,701
Varian Medical Systems Inc.(a)	36,224	1,696,732
Zimmer Holdings Inc.(a)	66,367	5,167,335

		130,366,732
HEALTH CARE - SERVICES – 1.14%
Aetna Inc.	144,184	6,068,705
Brookdale Senior Living Inc.	10,308	246,361
Community Health Systems Inc.(a)	27,024	907,196
Covance Inc.(a)	17,737	1,471,639
Coventry Health Care Inc.(a)	43,697	1,763,174
DaVita Inc.(a)	29,959	1,430,842
Health Management Associates Inc. Class A(a)	66,267	350,552
Health Net Inc.(a)	31,278	963,362
Humana Inc.(a)	46,985	2,107,747
Laboratory Corp. of America Holdings(a)	31,149	2,295,058
LifePoint Hospitals Inc.(a)	17,015	467,402
Lincare Holdings Inc.(a)(b)	20,736	582,889
Pediatrix Medical Group Inc.(a)	13,692	922,841
Quest Diagnostics Inc.	43,732	1,979,748
Tenet Healthcare Corp.(a)	136,141	770,558
UnitedHealth Group Inc.	351,441	12,075,513
Universal Health Services Inc. Class B	13,157	706,399
WellCare Health Plans Inc.(a)	11,323	441,031
WellPoint Inc.(a)	152,198	6,716,498

		42,267,515
HOLDING COMPANIES - DIVERSIFIED – 0.06%
Leucadia National Corp.	46,103	2,084,778

		2,084,778
HOME BUILDERS – 0.19%
Centex Corp.	33,276	805,612
D.R. Horton Inc.	88,298	1,390,693
KB Home	22,361	552,988
Lennar Corp. Class A	37,501	705,394
M.D.C. Holdings Inc.	9,516	416,706
NVR Inc.(a)(b)	1,153	688,917
Pulte Homes Inc.	59,902	871,574
Ryland Group Inc.	11,482	377,643
Thor Industries Inc.(b)	9,426	280,612
Toll Brothers Inc.(a)(b)	36,211	850,234

		6,940,373

HOME FURNISHINGS – 0.07%
Harman International Industries Inc.	16,901	735,870
Whirlpool Corp.	22,250	1,930,855

		2,666,725
HOUSEHOLD PRODUCTS & WARES – 0.43%
Avery Dennison Corp.	27,503	1,354,523
Church & Dwight Co. Inc.	18,511	1,004,037
Clorox Co. (The)	39,094	2,214,284
Fortune Brands Inc.	42,893	2,981,064
Jarden Corp.(a)	18,921	411,343
Kimberly-Clark Corp.	119,527	7,715,468
Scotts Miracle-Gro Co. (The) Class A	12,005	389,202

		16,069,921
HOUSEWARES – 0.06%
Newell Rubbermaid Inc.	78,430	1,793,694
Toro Co. (The)	11,080	458,601

		2,252,295
INSURANCE – 4.09%
ACE Ltd.	92,327	5,083,525
Aflac Inc.	137,218	8,912,309
Alleghany Corp.(a)	1,395	476,392
Allied World Assurance Holdings Ltd.	13,621	540,754
Allstate Corp. (The)	160,309	7,704,451
Ambac Financial Group Inc.	28,257	162,478
American Financial Group Inc.	22,539	576,097
American International Group Inc.	629,552	27,228,124
American National Insurance Co.	4,475	477,483
Aon Corp.	82,283	3,307,777
Arch Capital Group Ltd.(a)	13,141	902,392
Arthur J. Gallagher & Co.	25,982	613,695
Assurant Inc.	34,268	2,085,550
Axis Capital Holdings Ltd.	42,879	1,457,028
Brown & Brown Inc.	31,882	554,109
Chubb Corp.	105,377	5,214,054
CIGNA Corp.	81,226	3,295,339
Cincinnati Financial Corp.	48,558	1,847,146
CNA Financial Corp.	8,186	211,117
Conseco Inc.(a)	51,609	526,412
Endurance Specialty Holdings Ltd.	15,025	549,915
Erie Indemnity Co. Class A	12,689	649,550
Everest Re Group Ltd.	17,952	1,607,243
Fidelity National Financial Inc.	62,574	1,146,981
First American Corp.	25,933	880,166
Genworth Financial Inc. Class A	122,613	2,775,958
Hanover Insurance Group Inc. (The)	15,023	618,046
Hartford Financial Services Group Inc. (The)	89,015	6,744,667
HCC Insurance Holdings Inc.	31,635	717,798
Lincoln National Corp.	76,158	3,960,216
Loews Corp.	122,468	4,925,663
Markel Corp.(a)	2,837	1,248,195
Marsh & McLennan Companies Inc.	145,586	3,545,019
MBIA Inc.(b)	66,253	809,612
Mercury General Corp.	7,265	321,912
MetLife Inc.	132,448	7,981,316
MGIC Investment Corp.(b)	22,727	239,315
Nationwide Financial Services Inc. Class A	15,278	722,344
Old Republic International Corp.	65,122	840,725
OneBeacon Insurance Group Ltd.	7,826	148,851
PartnerRe Ltd.	15,847	1,209,126

Philadelphia Consolidated Holding Corp.(a)	16,711	538,094
PMI Group Inc. (The)	21,843	127,126
Principal Financial Group Inc.	75,037	4,181,062
Progressive Corp. (The)	196,637	3,159,957
Protective Life Corp.	19,912	807,631
Prudential Financial Inc.	123,139	9,635,627
Radian Group Inc.(b)	21,914	143,975
Reinsurance Group of America Inc.	8,078	439,766
RenaissanceRe Holdings Ltd.	18,361	953,120
Safeco Corp.	25,062	1,099,721
StanCorp Financial Group Inc.	13,565	647,186
Torchmark Corp.	25,358	1,524,269
Transatlantic Holdings Inc.	7,863	521,710
Travelers Companies Inc. (The)	174,051	8,328,340
Unitrin Inc.	13,477	476,277
Unum Group	101,959	2,244,118
W.R. Berkley Corp.	44,561	1,233,894
Wesco Financial Corp.	391	157,964
White Mountains Insurance Group Ltd.	2,538	1,218,240
XL Capital Ltd. Class A	52,239	1,543,662

		151,800,589
INTERNET – 1.85%
Akamai Technologies Inc.(a)(b)	46,053	1,296,852
Amazon.com Inc.(a)	85,529	6,098,218
eBay Inc.(a)	321,164	9,583,534
Expedia Inc.(a)	53,182	1,164,154
F5 Networks Inc.(a)	22,928	416,602
Google Inc. Class A(a)	64,418	28,374,196
HLTH Corp.(a)	50,144	478,374
IAC/InterActiveCorp(a)	48,720	1,011,427
Liberty Media Corp. - Liberty Interactive Group Series A(a)	170,778	2,756,357
McAfee Inc.(a)	44,399	1,469,163
NutriSystem Inc.(a)(b)	9,383	141,402
Symantec Corp.(a)	238,544	3,964,601
VeriSign Inc.(a)(b)	61,855	2,056,060
WebMD Health Corp. Class A(a)(b)	2,075	48,908
Yahoo! Inc.(a)	339,811	9,830,732

		68,690,580
INVESTMENT COMPANIES – 0.07%
Allied Capital Corp.(b)	45,366	836,095
American Capital Strategies Ltd.(b)	52,405	1,790,155

		2,626,250
IRON & STEEL – 0.51%
AK Steel Holding Corp.	31,065	1,690,557
Allegheny Technologies Inc.	28,556	2,037,756
Carpenter Technology Corp.	13,816	773,282
Cleveland-Cliffs Inc.	12,682	1,519,557
Nucor Corp.	84,783	5,743,200
Reliance Steel & Aluminum Co.	18,508	1,107,889
Steel Dynamics Inc.	53,418	1,764,931
United States Steel Corp.	33,299	4,224,644

		18,861,816
LEISURE TIME – 0.25%
Brunswick Corp.	24,735	395,018
Carnival Corp.	123,192	4,986,812
Harley-Davidson Inc.	67,751	2,540,663
Royal Caribbean Cruises Ltd.	37,166	1,222,761

		9,145,254

LODGING – 0.37%
Boyd Gaming Corp.	15,408	308,160
Choice Hotels International Inc.	10,239	349,252
Las Vegas Sands Corp.(a)(b)	29,507	2,172,895
Marriott International Inc. Class A	85,287	2,930,461
MGM MIRAGE(a)	33,020	1,940,585
Orient-Express Hotels Ltd.	12,061	520,553
Starwood Hotels & Resorts Worldwide Inc.	53,294	2,757,965
Wyndham Worldwide Corp.	50,736	1,049,220
Wynn Resorts Ltd.	15,294	1,539,188

		13,568,279
MACHINERY – 1.09%
AGCO Corp.(a)	25,594	1,532,569
Caterpillar Inc.	179,833	14,079,126
Cummins Inc.	58,477	2,737,893
Deere & Co.	127,389	10,247,171
Flowserve Corp.	15,908	1,660,477
Gardner Denver Inc.(a)	14,467	536,726
Graco Inc.	17,497	634,441
IDEX Corp.	23,439	719,343
Joy Global Inc.	30,777	2,005,429
Manitowoc Co. Inc. (The)	34,806	1,420,085
Rockwell Automation Inc.	41,675	2,392,979
Terex Corp.(a)	29,043	1,815,188
Zebra Technologies Corp. Class A(a)	19,604	653,205

		40,434,632
MANUFACTURING – 5.03%
Brink’s Co. (The)	12,529	841,698
Carlisle Companies Inc.	17,638	589,815
Cooper Industries Ltd.	51,264	2,058,250
Crane Co.	14,018	565,626
Danaher Corp.	69,120	5,255,194
Donaldson Co. Inc.	22,415	902,876
Dover Corp.	54,013	2,256,663
Eastman Kodak Co.	81,050	1,432,154
Eaton Corp.	41,255	3,286,786
General Electric Co.	2,889,887	106,954,718
Harsco Corp.	23,540	1,303,645
Honeywell International Inc.	219,037	12,358,068
Illinois Tool Works Inc.	131,522	6,343,306
Ingersoll-Rand Co. Ltd. Class A	76,686	3,418,662
ITT Industries Inc.	51,256	2,655,573
Leggett & Platt Inc.	47,502	724,406
Pall Corp.	34,328	1,203,883
Parker Hannifin Corp.	48,692	3,372,895
Pentair Inc.	28,056	894,986
Roper Industries Inc.	24,613	1,462,997
SPX Corp.	14,672	1,539,093
Teleflex Inc.	11,202	534,447
Textron Inc.	70,049	3,882,116
3M Co.	202,305	16,012,441
Trinity Industries Inc.	22,955	611,751
Tyco International Ltd.	139,183	6,131,011

		186,593,060
MEDIA – 2.83%
Cablevision Systems Corp.(a)	62,779	1,345,354
CBS Corp. Class B	169,744	3,747,948
Central European Media Enterprises Ltd.(a)	9,546	813,606

Clear Channel Communications Inc.	139,103	4,064,590
Comcast Corp. Class A	829,496	16,042,453

CTC Media Inc.(a)	14,259	395,687
DIRECTV Group Inc. (The)(a)	201,010	4,983,038
Discovery Holding Co. Class A(a)	78,738	1,670,820
Dish Network Corp. Class A(a)	58,510	1,680,992
E.W. Scripps Co. Class A	25,337	1,064,407
Gannett Co. Inc.	65,570	1,904,809
Hearst-Argyle Television Inc.	6,836	141,027
Idearc Inc.	41,169	149,855
John Wiley & Sons Inc. Class A	14,527	576,722
Liberty Global Inc. Class A(a)	96,663	3,294,275
Liberty Media Corp.(a)	144,913	3,280,830
Liberty Media Corp. - Liberty Capital Group Series A(a)	35,719	562,217
McClatchy Co. (The) Class A(b)	12,370	132,359
McGraw-Hill Companies Inc. (The)	90,215	3,333,444
Meredith Corp.	13,201	504,938
New York Times Co. (The) Class A(b)	40,993	773,948
News Corp. Class A	640,356	12,006,675
Sirius Satellite Radio Inc.(a)(b)	408,050	1,167,023
Time Warner Cable Inc. Class A(a)	43,373	1,083,458
Time Warner Inc.	1,000,492	14,026,898
Viacom Inc. Class B(a)	171,308	6,787,223
Walt Disney Co. (The)	556,431	17,460,805
Washington Post Co. (The) Class B	1,636	1,082,214
XM Satellite Radio Holdings Inc. Class A(a)	80,057	930,262

		105,007,877
METAL FABRICATE & HARDWARE – 0.15%
Commercial Metals Co.	33,644	1,008,311
Precision Castparts Corp.	38,751	3,955,702
Timken Co. (The)	26,835	797,536

		5,761,549
MINING – 0.76%
Alcoa Inc.	228,854	8,252,475
Freeport-McMoRan Copper & Gold Inc.	107,075	10,302,757
Newmont Mining Corp.	119,474	5,412,172
Southern Copper Corp.	20,580	2,136,821
Titanium Metals Corp.	21,744	327,247
Vulcan Materials Co.	29,565	1,963,116

		28,394,588
OFFICE & BUSINESS EQUIPMENT – 0.16%
Pitney Bowes Inc.	61,495	2,153,555
Xerox Corp.	263,942	3,951,212

		6,104,767
OFFICE FURNISHINGS – 0.02%
HNI Corp.(b)	11,962	321,658
Steelcase Inc. Class A	22,537	249,259

		570,917
OIL & GAS – 10.02%
Anadarko Petroleum Corp.	130,298	8,212,683
Apache Corp.	92,977	11,233,481
Cabot Oil & Gas Corp.	27,241	1,384,932
Cheniere Energy Inc.(a)(b)	11,964	236,887
Chesapeake Energy Corp.	138,302	6,382,637
Chevron Corp.	603,784	51,539,002
Cimarex Energy Co.	23,510	1,286,937
CNX Gas Corp.(a)	7,572	244,424
ConocoPhillips	459,143	34,991,288

Continental Resources Inc.(a)	8,118	258,883
Denbury Resources Inc.(a)	67,604	1,930,094

Devon Energy Corp.	124,951	13,036,138
Diamond Offshore Drilling Inc.	19,265	2,242,446
ENSCO International Inc.	41,912	2,624,529
EOG Resources Inc.	68,698	8,243,760
Exxon Mobil Corp.	1,502,948	127,119,341
Forest Oil Corp.(a)	22,098	1,081,918
Frontier Oil Corp.	29,238	797,028
Helmerich & Payne Inc.	29,059	1,361,995
Hess Corp.	78,022	6,879,980
Holly Corp.	11,502	499,302
Marathon Oil Corp.	202,210	9,220,776
Murphy Oil Corp.	52,709	4,329,517
Nabors Industries Ltd.(a)	79,056	2,669,721
Newfield Exploration Co.(a)	36,833	1,946,624
Noble Corp.	75,094	3,729,919
Noble Energy Inc.	47,893	3,486,610
Occidental Petroleum Corp.	234,168	17,134,073
Patterson-UTI Energy Inc.	44,290	1,159,512
Pioneer Natural Resources Co.	34,373	1,688,402
Plains Exploration & Production Co.(a)	31,690	1,684,007
Pride International Inc.(a)	46,244	1,616,228
Quicksilver Resources Inc.(a)	28,507	1,041,361
Range Resources Corp.	41,745	2,648,720
Rowan Companies Inc.	30,997	1,276,456
SandRidge Energy Inc.(a)	7,824	306,310
Southwestern Energy Co.(a)	95,344	3,212,139
St. Mary Land & Exploration Co.	18,161	699,199
Sunoco Inc.	34,028	1,785,449
Tesoro Corp.	38,010	1,140,300
Transocean Inc.(a)	87,057	11,770,106
Unit Corp.(a)	13,228	749,366
Valero Energy Corp.	154,255	7,575,463
W&T Offshore Inc.	7,569	258,179
Western Refining Inc.	7,412	99,840
XTO Energy Inc.	143,298	8,864,414

		371,680,376
OIL & GAS SERVICES – 2.04%
Baker Hughes Inc.	90,205	6,179,043
BJ Services Co.	82,623	2,355,582
Cameron International Corp.(a)	61,626	2,566,107
Dresser-Rand Group Inc.(a)	24,145	742,459
FMC Technologies Inc.(a)	36,514	2,077,281
Global Industries Ltd.(a)	25,125	404,261
Grant Prideco Inc.(a)	36,093	1,776,497
Halliburton Co.	256,589	10,091,645
Helix Energy Solutions Group Inc.(a)	25,633	807,440
National Oilwell Varco Inc.(a)	99,700	5,820,486
Oceaneering International Inc.(a)	15,308	964,404
Schlumberger Ltd.	330,957	28,793,259
SEACOR Holdings Inc.(a)	6,309	538,536
Smith International Inc.	56,125	3,604,909
Superior Energy Services Inc.(a)	22,814	903,891
Tetra Technologies Inc.(a)	19,829	314,091
Tidewater Inc.	14,693	809,731
Weatherford International Ltd.(a)	95,060	6,888,998

		75,638,620
PACKAGING & CONTAINERS – 0.25%
Ball Corp.	28,517	1,310,071
Bemis Co. Inc.	29,686	754,915
Crown Holdings Inc.(a)	45,954	1,156,203
Owens-Illinois Inc.(a)	43,671	2,464,355

Packaging Corp. of America	26,971	602,262
Pactiv Corp.(a)	36,852	965,891
Sealed Air Corp.	45,379	1,145,820
Sonoco Products Co.	28,215	807,795

		9,207,312
PHARMACEUTICALS – 5.11%
Abbott Laboratories	432,581	23,856,842
Allergan Inc.	85,919	4,844,972
AmerisourceBergen Corp.	46,851	1,919,954
Amylin Pharmaceuticals Inc.(a)(b)	36,520	1,066,749
APP Pharmaceuticals Inc.(a)	7,057	85,249
Barr Pharmaceuticals Inc.(a)	30,601	1,478,334
Bristol-Myers Squibb Co.	552,376	11,765,609
Cardinal Health Inc.	102,754	5,395,613
Cephalon Inc.(a)	18,542	1,194,105
Eli Lilly and Co.	279,094	14,398,459
Endo Pharmaceuticals Holdings Inc.(a)	37,699	902,514
Express Scripts Inc.(a)	61,629	3,963,977
Forest Laboratories Inc.(a)	89,680	3,588,097
Gilead Sciences Inc.(a)	262,382	13,520,544
Herbalife Ltd.	12,472	592,420
Hospira Inc.(a)	44,367	1,897,577
ImClone Systems Inc.(a)	17,058	723,600
King Pharmaceuticals Inc.(a)	69,335	603,215
Medco Health Solutions Inc.(a)	147,178	6,444,925
Merck & Co. Inc.	608,831	23,105,136
Mylan Inc.(b)	84,668	982,149
NBTY Inc.(a)	15,189	454,911
Omnicare Inc.	34,080	618,893
Pfizer Inc.	1,971,716	41,268,016
Schering-Plough Corp.	455,025	6,556,910
Sepracor Inc.(a)	30,090	587,357
VCA Antech Inc.(a)	23,651	646,855
Warner Chilcott Ltd. Class A(a)	24,813	446,634
Watson Pharmaceuticals Inc.(a)	28,996	850,163
Wyeth	377,918	15,781,856

		189,541,635
PIPELINES – 0.54%
El Paso Corp.	196,562	3,270,792
Equitable Resources Inc.	33,841	1,993,235
National Fuel Gas Co.	23,463	1,107,688
ONEOK Inc.	29,278	1,306,677
Questar Corp.	48,233	2,728,058
Spectra Energy Corp.	177,924	4,047,771
Williams Companies Inc. (The)	168,013	5,541,069

		19,995,290
REAL ESTATE – 0.10%
CB Richard Ellis Group Inc. Class A(a)(b)	48,677	1,053,370
Forest City Enterprises Inc. Class A	20,283	746,414
Forestar Real Estate Group Inc.(a)	9,359	233,133
Jones Lang LaSalle Inc.	8,874	686,315
St. Joe Co. (The)(b)	25,776	1,106,564

		3,825,796
REAL ESTATE INVESTMENT TRUSTS – 1.59%
AMB Property Corp.	27,724	1,508,740
Annaly Capital Management Inc.	129,031	1,976,755
Apartment Investment and Management Co. Class A	25,401	909,610
AvalonBay Communities Inc.	22,333	2,155,581
Boston Properties Inc.	28,990	2,669,109

Brandywine Realty Trust	25,887	439,044
BRE Properties Inc. Class A	14,482	659,800
Camden Property Trust	14,722	739,044
CapitalSource Inc.	42,852	414,379
CBL & Associates Properties Inc.	17,895	421,069
Colonial Properties Trust	12,666	304,617
Developers Diversified Realty Corp.	34,927	1,462,743
Douglas Emmett Inc.	29,482	650,373
Duke Realty Corp.	41,867	954,986
Equity Residential	76,398	3,169,753
Essex Property Trust Inc.	6,936	790,565
Federal Realty Investment Trust	16,852	1,313,613
General Growth Properties Inc.	61,326	2,340,813
HCP Inc.	60,955	2,060,889
Health Care REIT Inc.	24,170	1,090,792
Hospitality Properties Trust	26,484	900,986
Host Hotels & Resorts Inc.	146,390	2,330,529
HRPT Properties Trust	62,457	420,336
iStar Financial Inc.	38,447	539,411
Kilroy Realty Corp.	9,002	442,088
Kimco Realty Corp.	60,109	2,354,470
Liberty Property Trust	26,179	814,429
Macerich Co. (The)	20,413	1,434,422
Mack-Cali Realty Corp.	19,605	700,095
ProLogis	71,456	4,205,900
Public Storage	34,884	3,091,420
Regency Centers Corp.	19,400	1,256,344
Simon Property Group Inc.	61,917	5,752,708
SL Green Realty Corp.	16,511	1,345,151
Taubman Centers Inc.	15,165	790,097
Thornburg Mortgage Inc.(b)	43,353	45,954
UDR Inc.	38,401	941,593
Ventas Inc.	37,887	1,701,505
Vornado Realty Trust	37,723	3,252,100
Weingarten Realty Investors	21,757	749,311

		59,101,124
RETAIL – 5.31%
Abercrombie & Fitch Co. Class A	24,859	1,818,187
Advance Auto Parts Inc.	26,755	911,008
American Eagle Outfitters Inc.	52,159	913,304
AnnTaylor Stores Corp.(a)	17,984	434,853
AutoNation Inc.(a)	38,473	575,941
AutoZone Inc.(a)	12,056	1,372,334
Barnes & Noble Inc.	13,929	426,924
Bed Bath & Beyond Inc.(a)(b)	73,194	2,159,223
Best Buy Co. Inc.	96,707	4,009,472
Big Lots Inc.(a)	25,281	563,766
BJ’s Wholesale Club Inc.(a)	18,833	672,150
Brinker International Inc.	29,148	540,695
Burger King Holdings Inc.	17,411	481,588
CarMax Inc.(a)(b)	60,552	1,175,920
Cheesecake Factory Inc. (The)(a)(b)	19,680	428,827
Chico’s FAS Inc.(a)	48,217	342,823
Circuit City Stores Inc.(b)	46,665	185,727
Coldwater Creek Inc.(a)(b)	16,832	85,002
Copart Inc.(a)	19,370	750,781
Costco Wholesale Corp.	125,372	8,145,419
CVS Caremark Corp.	414,762	16,802,009
Darden Restaurants Inc.	39,335	1,280,354
Dick’s Sporting Goods Inc.(a)	22,959	614,842
Dillard’s Inc. Class A(b)	16,713	287,631
Dollar Tree Inc.(a)	25,381	700,262

Family Dollar Stores Inc.	39,611	772,415
Foot Locker Inc.	42,461	499,766
GameStop Corp. Class A(a)	44,235	2,287,392
Gap Inc. (The)	154,277	3,036,171
Home Depot Inc.	474,862	13,281,890
J.C. Penney Co. Inc.	63,336	2,388,401
Kohl's Corp.(a)	90,249	3,870,780
Limited Brands Inc.	90,387	1,545,618
Lowe’s Companies Inc.	423,164	9,707,382
Macy’s Inc.	123,095	2,838,571
McDonald’s Corp.	335,495	18,710,556
MSC Industrial Direct Co. Inc. Class A	13,404	566,319
Nordstrom Inc.	61,754	2,013,180
Office Depot Inc.(a)	76,505	845,380
OfficeMax Inc.	20,622	394,705
O’Reilly Automotive Inc.(a)	32,087	915,121
Panera Bread Co. Class A(a)(b)	7,847	328,711
Penske Automotive Group Inc.	15,344	298,594
PetSmart Inc.	35,961	735,043
RadioShack Corp.	38,537	626,226
Rite Aid Corp.(a)(b)	188,438	554,008
Ross Stores Inc.	39,106	1,171,616
Saks Inc.(a)	39,867	497,141
Sears Holdings Corp.(a)(b)	19,548	1,995,655
Staples Inc.	201,072	4,445,702
Starbucks Corp.(a)	207,364	3,628,870
Target Corp.	240,206	12,173,640
Tiffany & Co.	35,482	1,484,567
Tim Hortons Inc.	52,616	1,791,575
TJX Companies Inc. (The)	120,171	3,974,055
Tractor Supply Co.(a)	9,424	372,436
Urban Outfitters Inc.(a)	32,047	1,004,673
Walgreen Co.	280,282	10,675,941
Wal-Mart Stores Inc.	677,134	35,671,419
Wendy’s International Inc.	24,888	573,917
Williams-Sonoma Inc.	24,879	603,067
Yum! Brands Inc.	133,791	4,978,363

		196,937,908
SAVINGS & LOANS – 0.30%
Astoria Financial Corp.	25,038	680,032
Capitol Federal Financial	6,044	226,529
Guaranty Financial Group Inc.(a)	9,359	99,393
Hudson City Bancorp Inc.	152,597	2,697,915
New York Community Bancorp Inc.	90,108	1,641,768
People’s United Financial Inc.	73,863	1,278,569
Sovereign Bancorp Inc.	118,939	1,108,511
TFS Financial Corp.	28,839	346,933
Washington Federal Inc.	23,873	545,259
Washington Mutual Inc.	249,385	2,568,666

		11,193,575
SEMICONDUCTORS – 2.41%
Advanced Micro Devices Inc.(a)(b)	168,894	994,786
Altera Corp.	85,867	1,582,529
Analog Devices Inc.	85,959	2,537,510
Applied Materials Inc.	388,260	7,574,953
Atmel Corp.(a)	126,901	441,615
Broadcom Corp. Class A(a)	132,568	2,554,585
Cree Inc.(a)(b)	24,075	673,137
Cypress Semiconductor Corp.(a)	44,399	1,048,260
Fairchild Semiconductor International Inc. Class A(a)	33,891	403,981
Integrated Device Technology Inc.(a)	49,953	446,080

Intel Corp.	1,632,091	34,567,687
International Rectifier Corp.(a)	19,807	425,851
Intersil Corp. Class A	35,406	908,872
KLA-Tencor Corp.	50,315	1,866,687
Lam Research Corp.(a)	34,690	1,325,852
Linear Technology Corp.	62,023	1,903,486
LSI Corp.(a)	187,391	927,585
Marvell Technology Group Ltd.(a)	134,097	1,458,975
MEMC Electronic Materials Inc.(a)	63,146	4,477,051
Microchip Technology Inc.	52,754	1,726,638
Micron Technology Inc.(a)(b)	215,780	1,288,207
National Semiconductor Corp.	71,225	1,304,842
Novellus Systems Inc.(a)	28,933	609,040
NVIDIA Corp.(a)	152,457	3,017,124
QLogic Corp.(a)	38,760	594,966
Rambus Inc.(a)	29,533	688,414
Silicon Laboratories Inc.(a)(b)	15,065	475,150
Teradyne Inc.(a)	49,342	612,828
Texas Instruments Inc.	371,773	10,510,023
Varian Semiconductor Equipment Associates Inc.(a)	21,736	611,868
Xilinx Inc.	83,791	1,990,036

		89,548,618
SOFTWARE – 3.90%
Activision Inc.(a)	80,036	2,185,783
Acxiom Corp.	17,379	206,289
Adobe Systems Inc.(a)	154,917	5,513,496
Autodesk Inc.(a)	64,323	2,024,888
Automatic Data Processing Inc.	146,895	6,226,879
BEA Systems Inc.(a)	116,205	2,225,326
BMC Software Inc.(a)	56,868	1,849,347
Broadridge Financial Solutions Inc.	39,333	692,261
CA Inc.	116,337	2,617,583
Cerner Corp.(a)(b)	18,478	688,860
Citrix Systems Inc.(a)	52,995	1,554,343
Compuware Corp.(a)	76,642	562,552
Dun & Bradstreet Corp. (The)	15,906	1,294,430
Electronic Arts Inc.(a)	87,510	4,368,499
Fair Isaac Corp.	14,033	301,990
Fidelity National Information Services Inc.	53,922	2,056,585
Fiserv Inc.(a)	47,123	2,266,145
Global Payments Inc.	22,667	937,507
IMS Health Inc.	51,241	1,076,573
Intuit Inc.(a)	95,366	2,575,836
MasterCard Inc. Class A	22,454	5,007,017
Metavante Technologies Inc.(a)	23,853	476,822
Microsoft Corp.	2,305,667	65,434,829
MoneyGram International Inc.	22,814	42,434
MSCI Inc. Class A(a)	3,831	113,972
NAVTEQ Corp.(a)	27,460	1,867,280
Novell Inc.(a)	100,745	633,686
Oracle Corp.(a)	1,082,922	21,181,954
Paychex Inc.	95,835	3,283,307
Red Hat Inc.(a)	54,238	997,437
Salesforce.com Inc.(a)	26,546	1,536,217
SEI Investments Co.	37,146	917,135
Total System Services Inc.	55,678	1,317,341
VeriFone Holdings Inc.(a)	17,563	278,725
VMware Inc. Class A(a)(b)	10,485	448,968

		144,762,296
TELECOMMUNICATIONS – 5.67%
ADC Telecommunications Inc.(a)	32,076	387,478

Amdocs Ltd.(a)	55,633	1,577,752
American Tower Corp. Class A(a)	111,332	4,365,328
AT&T Inc.	1,732,030	66,336,749
CenturyTel Inc.	30,640	1,018,474
Ciena Corp.(a)(b)	23,929	737,731
Cisco Systems Inc.(a)	1,705,597	41,087,832
Citizens Communications Co.	95,905	1,006,043
Clearwire Corp. Class A(a)(b)	6,324	93,658
CommScope Inc.(a)	18,406	641,081
Corning Inc.	441,791	10,620,656
Crown Castle International Corp.(a)	64,864	2,237,159
EchoStar Corp.(a)	11,501	339,740
Embarq Corp.	42,382	1,699,518
Harris Corp.	38,002	1,844,237
JDS Uniphase Corp.(a)	61,696	826,110
Juniper Networks Inc.(a)	145,101	3,627,525
Leap Wireless International Inc.(a)(b)	14,755	687,583
Level 3 Communications Inc.(a)(b)	424,523	899,989
MetroPCS Communications Inc.(a)	15,705	266,985
Motorola Inc.	651,864	6,062,335
NeuStar Inc. Class A(a)	20,737	549,116
NII Holdings Inc. Class B(a)	48,428	1,539,042
QUALCOMM Inc.	468,146	19,193,986
Qwest Communications International Inc.	451,651	2,045,979
SBA Communications Corp.(a)	30,493	909,606
Sprint Nextel Corp.	789,402	5,281,099
TeleCorp PCS Inc. Escrow(c)	2,336	0
Telephone and Data Systems Inc.	29,407	1,154,813
Tellabs Inc.(a)	113,213	617,011
United States Cellular Corp.(a)	4,555	250,525
Verizon Communications Inc.	812,134	29,602,284
Virgin Media Inc.	83,852	1,179,798
Windstream Corp.	135,705	1,621,675

		210,308,897
TEXTILES – 0.06%
Cintas Corp.	37,950	1,083,093
Mohawk Industries Inc.(a)(b)	15,423	1,104,441

		2,187,534
TOYS, GAMES & HOBBIES – 0.09%
Hasbro Inc.	41,384	1,154,614
Mattel Inc.	103,162	2,052,924

		3,207,538
TRANSPORTATION – 1.78%
Alexander & Baldwin Inc.	12,291	529,496
Burlington Northern Santa Fe Corp.	100,151	9,235,925
C.H. Robinson Worldwide Inc.	47,390	2,578,016
Con-way Inc.	13,272	656,699
CSX Corp.	113,324	6,354,077
Expeditors International Washington Inc.	59,600	2,692,728
FedEx Corp.	86,468	8,012,990
Frontline Ltd.	13,292	611,698
J.B. Hunt Transport Services Inc.	25,131	789,867
Kansas City Southern Industries Inc.(a)(b)	21,770	873,195
Kirby Corp.(a)	15,198	866,286
Landstar System Inc.	14,877	775,984
Norfolk Southern Corp.	110,524	6,003,664
Overseas Shipholding Group Inc.	8,675	607,597
Ryder System Inc.	16,122	981,991
Teekay Corp.	11,090	470,992
Union Pacific Corp.	75,644	9,484,245

United Parcel Service Inc. Class B	188,485	13,763,175
UTi Worldwide Inc.	28,888	580,071
YRC Worldwide Inc.(a)(b)	15,696	205,932

		66,074,628
TRUCKING & LEASING – 0.02%
Aircastle Ltd.	7,999	89,989
GATX Corp.	13,284	519,006

		608,995
WATER – 0.02%
Aqua America Inc.	37,475	703,780

		703,780

TOTAL COMMON STOCKS
(Cost: $4,298,563,131)		3,703,753,999

Security	Shares	Value
SHORT-TERM INVESTMENTS – 1.46%

MONEY MARKET FUNDS – 1.46%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.18%, 04/01/08(d)(e)	5,040,549	5,040,549
BGI Cash Premier Fund LLC
3.22%, 04/01/08(d)(e)(f)	49,177,640	49,177,640

		54,218,189

TOTAL SHORT-TERM INVESTMENTS
(Cost: $54,218,189)		54,218,189

TOTAL INVESTMENTS IN SECURITIES – 101.28%
(Cost: $4,352,781,320)		3,757,972,188
Other Assets, Less Liabilities – (1.28)%		(47,578,798)

NET ASSETS – 100.00%		$3,710,393,390

NVS - Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.

(d)	Affiliated issuer. See Note 2.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

(f)	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments

iSHARES® RUSSELL 1000 GROWTH INDEX FUND

March 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.87%

ADVERTISING – 0.32%
Clear Channel Outdoor Holdings Inc. Class A(a)	74,092	$1,408,489
Getty Images Inc.(a)	45,078	1,442,496
Harte-Hanks Inc.	60,851	831,833
Interpublic Group of Companies Inc. (The)(a)(b)	541,971	4,557,976
Lamar Advertising Co.(a)(b)	154,840	5,563,401
Omnicom Group Inc.	618,619	27,330,587

		41,134,782
AEROSPACE & DEFENSE – 2.70%
Alliant Techsystems Inc.(a)(b)	52,970	5,483,984
BE Aerospace Inc.(a)	172,658	6,034,397
Boeing Co. (The)	1,472,362	109,499,562
DRS Technologies Inc.	4,237	246,932
General Dynamics Corp.	105,191	8,769,774
Goodrich Corp.	233,731	13,441,870
L-3 Communications Holdings Inc.	78,464	8,579,254
Lockheed Martin Corp.	658,363	65,375,446
Northrop Grumman Corp.	40,901	3,182,507
Raytheon Co.	428,443	27,681,702
Rockwell Collins Inc.	313,055	17,891,093
Spirit AeroSystems Holdings Inc. Class A(a)	108,822	2,413,672
United Technologies Corp.	1,134,114	78,049,725

		346,649,918
AGRICULTURE – 2.28%
Altria Group Inc.	2,235,102	49,619,264
Carolina Group	120,371	8,732,916
Monsanto Co.	1,017,543	113,456,044
Philip Morris International Inc.	2,235,102	113,051,459
UST Inc.	154,726	8,435,662

		293,295,345
AIRLINES – 0.18%
AMR Corp.(a)	451,750	4,074,785
Continental Airlines Inc. Class B(a)	182,569	3,510,802
Copa Holdings SA Class A	31,923	1,216,586
Delta Air Lines Inc.(a)(b)	548,898	4,720,523
Northwest Airlines Corp.(a)	323,362	2,907,024
Southwest Airlines Co.	286,087	3,547,479
UAL Corp.	127,094	2,736,334

		22,713,533
APPAREL – 0.68%
Coach Inc.(a)	657,894	19,835,504
Crocs Inc.(a)(b)	148,244	2,589,823
Guess? Inc.	101,993	4,127,657
Hanesbrands Inc.(a)	180,290	5,264,468
Liz Claiborne Inc.	13,226	240,052

Nike Inc. Class B	666,453	45,318,804
Phillips-Van Heusen Corp.	105,011	3,982,017
Polo Ralph Lauren Corp.	114,532	6,676,070

		88,034,395
AUTO MANUFACTURERS – 0.28%
Oshkosh Corp.	138,549	5,026,558
PACCAR Inc.	696,648	31,349,160

		36,375,718
AUTO PARTS & EQUIPMENT – 0.41%
Autoliv Inc.	81,378	4,085,176
BorgWarner Inc.	44,828	1,928,949
Goodyear Tire & Rubber Co. (The)(a)	448,407	11,568,901
Johnson Controls Inc.	877,569	29,661,832
WABCO Holdings Inc.	112,927	5,151,730

		52,396,588
BANKS – 0.82%
Bank of Hawaii Corp.	32,029	1,587,357
Bank of New York Mellon Corp. (The)	733,772	30,620,306
Discover Financial Services LLC	50,444	825,768
Northern Trust Corp.	347,525	23,099,987
State Street Corp.	600,591	47,446,689
Synovus Financial Corp.	197,045	2,179,318

		105,759,425
BEVERAGES – 3.48%
Anheuser-Busch Companies Inc.	843,410	40,019,804
Brown-Forman Corp. Class B	101,669	6,732,521
Coca-Cola Co. (The)	2,850,559	173,513,526
Hansen Natural Corp.(a)(b)	127,728	4,508,798
Pepsi Bottling Group Inc.	65,826	2,232,160
PepsiCo Inc.	3,045,773	219,904,811

		446,911,620
BIOTECHNOLOGY – 1.94%
Abraxis BioScience Inc.(a)	11,934	705,061
Amgen Inc.(a)	1,452,941	60,703,875
Biogen Idec Inc.(a)	102,734	6,337,660
Celgene Corp.(a)	795,494	48,755,827
Charles River Laboratories International Inc.(a)	42,695	2,516,443
Genentech Inc.(a)	870,342	70,654,364
Genzyme Corp.(a)	493,767	36,805,392
Invitrogen Corp.(a)(b)	33,058	2,825,467
Millennium Pharmaceuticals Inc.(a)	332,125	5,134,652
Millipore Corp.(a)	100,932	6,803,826
PDL BioPharma Inc.(a)(b)	216,480	2,292,523
Vertex Pharmaceuticals Inc.(a)(b)	261,738	6,252,921

		249,788,011
BUILDING MATERIALS – 0.22%
Eagle Materials Inc.	83,526	2,969,349
Lennox International Inc.	13,573	488,221
Martin Marietta Materials Inc.(b)	79,569	8,447,841
Masco Corp.	41,162	816,242
Trane Inc.	336,943	15,465,684

		28,187,337
CHEMICALS – 1.25%
Air Products and Chemicals Inc.	190,870	17,560,040
Airgas Inc.	136,887	6,224,252
Albemarle Corp.	149,667	5,465,839

Cabot Corp.	90,534	2,534,952
Celanese Corp. Class A	153,172	5,981,367
Chemtura Corp.	27,749	203,678
E.I. du Pont de Nemours and Co.	274,917	12,855,119
Ecolab Inc.	327,472	14,222,109
International Flavors & Fragrances Inc.	113,093	4,981,747
Lubrizol Corp.	33,792	1,875,794
Mosaic Co. (The)(a)	124,092	12,731,839
Praxair Inc.	595,997	50,200,827
Rohm & Haas Co.	139,071	7,520,960
RPM International Inc.	193,265	4,046,969
Sherwin-Williams Co. (The)	193,718	9,887,367
Sigma-Aldrich Corp.	74,289	4,431,339
Valspar Corp. (The)	22,376	443,940

		161,168,138
COAL – 0.56%
Arch Coal Inc.	266,701	11,601,493
CONSOL Energy Inc.	340,521	23,560,648
Foundation Coal Holdings Inc.	84,676	4,261,743
Massey Energy Co.	150,701	5,500,586
Patriot Coal Corp.(a)	49,566	2,328,115
Peabody Energy Corp.	495,525	25,271,775

		72,524,360
COMMERCIAL SERVICES – 1.77%
Accenture Ltd.	1,109,836	39,032,932
Alliance Data Systems Corp.(a)(b)	147,264	6,996,513
Apollo Group Inc. Class A(a)(b)	269,956	11,662,099
Avis Budget Group Inc.(a)	66,933	710,828
Career Education Corp.(a)(b)	176,076	2,239,687
ChoicePoint Inc.(a)	126,603	6,026,303
Corporate Executive Board Co. (The)	66,898	2,708,031
Corrections Corp. of America(a)	230,248	6,336,425
Equifax Inc.	246,820	8,510,354
Genpact Ltd.(a)	55,502	679,899
H&R Block Inc.	603,580	12,530,321
Hertz Global Holdings Inc.(a)	388,017	4,679,485
Hewitt Associates Inc. Class A(a)(b)	103,668	4,122,876
Iron Mountain Inc.(a)(b)	331,402	8,762,269
ITT Educational Services Inc.(a)	76,556	3,516,217
Manpower Inc.	149,454	8,408,282
McKesson Corp.	512,447	26,836,849
Monster Worldwide Inc.(a)(b)	235,302	5,696,661
Moody’s Corp.	400,049	13,933,707
Pharmaceutical Product Development Inc.	193,739	8,117,664
Quanta Services Inc.(a)(b)	307,332	7,120,882
Robert Half International Inc.	274,891	7,075,694
Weight Watchers International Inc.	65,653	3,041,703
Western Union Co.	1,362,293	28,975,972

		227,721,653
COMPUTERS – 7.11%
Affiliated Computer Services Inc. Class A(a)	71,810	3,598,399
Apple Inc.(a)	1,617,257	232,076,379
Brocade Communications Systems Inc.(a)	702,816	5,130,557
Cadence Design Systems Inc.(a)	142,162	1,518,290
Cognizant Technology Solutions Corp.(a)	537,635	15,500,017
Dell Inc.(a)	4,247,645	84,613,088
Diebold Inc.	123,266	4,628,638
DST Systems Inc.(a)(b)	84,837	5,577,184
Electronic Data Systems Corp.	551,337	9,179,761
EMC Corp.(a)	3,923,370	56,261,126

FactSet Research Systems Inc.	80,561	4,339,821
Hewlett-Packard Co.	4,609,730	210,480,272
International Business Machines Corp.	2,033,000	234,079,620
Lexmark International Inc. Class A(a)(b)	95,408	2,930,934
NCR Corp.(a)	42,089	960,892
NetApp Inc.(a)	643,798	12,908,150
Riverbed Technology Inc.(a)(b)	36,072	536,030
SanDisk Corp.(a)	254,412	5,742,079
Seagate Technology	385,395	8,070,171
Sun Microsystems Inc.(a)	377,189	5,857,745
Synopsys Inc.(a)	271,210	6,159,179
Teradata Corp.(a)	41,960	925,638
Western Digital Corp.(a)	124,474	3,365,777

		914,439,747
COSMETICS & PERSONAL CARE – 2.13%
Alberto-Culver Co.	26,232	719,019
Avon Products Inc.	756,411	29,908,491
Bare Escentuals Inc.(a)(b)	73,732	1,726,803
Colgate-Palmolive Co.	881,617	68,686,780
Estee Lauder Companies Inc. (The) Class A	204,618	9,381,735
Procter & Gamble Co. (The)	2,331,457	163,365,192

		273,788,020
DISTRIBUTION & WHOLESALE – 0.18%
Fastenal Co.(b)	236,213	10,849,263
Pool Corp.(b)	91,197	1,722,711
W.W. Grainger Inc.	105,169	8,033,860
WESCO International Inc.(a)	80,222	2,927,301

		23,533,135
DIVERSIFIED FINANCIAL SERVICES – 3.69%
Affiliated Managers Group Inc.(a)	68,010	6,171,227
American Express Co.	1,936,339	84,656,741
AmeriCredit Corp.(a)(b)	15,575	156,840
BlackRock Inc.(b)	67,998	13,883,832
Charles Schwab Corp. (The)	1,753,377	33,016,089
CME Group Inc.	102,267	47,973,450
E*TRADE Financial Corp.(a)(b)	331,032	1,277,784
Eaton Vance Corp.(b)	192,495	5,873,022
Federal Home Loan Mortgage Corp.	484,962	12,279,238
Federated Investors Inc. Class B	163,144	6,388,719
First Marblehead Corp. (The)(b)	118,425	883,450
Franklin Resources Inc.	309,830	30,050,412
GLG Partners Inc.(a)(b)	59,966	711,796
Goldman Sachs Group Inc. (The)	334,488	55,320,970
IntercontinentalExchange Inc.(a)	131,662	17,181,891
Invesco Ltd.	621,984	15,151,530
Investment Technology Group Inc.(a)	83,204	3,842,361
Janus Capital Group Inc.	240,522	5,596,947
Lazard Ltd. Class A(b)	96,818	3,698,448
Legg Mason Inc.	101,624	5,688,912
Merrill Lynch & Co. Inc.	452,967	18,453,876
MF Global Ltd.(a)	97,247	963,718
Morgan Stanley	112,749	5,152,629
NASDAQ OMX Group Inc. (The)(a)	207,964	8,039,888
NYMEX Holdings Inc.	171,906	15,579,841
NYSE Euronext Inc.	493,380	30,446,480
SLM Corp.(a)	872,930	13,399,475
T. Rowe Price Group Inc.	496,506	24,825,300
TD Ameritrade Holding Corp.(a)	464,700	7,672,197

		474,337,063

ELECTRIC – 1.30%
AES Corp. (The)(a)	1,246,239	20,774,804
Allegheny Energy Inc.	310,356	15,672,978
CenterPoint Energy Inc.	599,237	8,551,112
Constellation Energy Group Inc.	261,712	23,101,318
DPL Inc.	114,695	2,940,780
Dynegy Inc. Class A(a)	101,772	802,981
Exelon Corp.	568,489	46,201,101
Mirant Corp.(a)(b)	274,939	10,005,030
NRG Energy Inc.(a)(b)	364,176	14,199,222
PPL Corp.	538,565	24,730,905
Sierra Pacific Resources Corp.	61,732	779,675

		167,759,906
ELECTRICAL COMPONENTS & EQUIPMENT – 0.70%
AMETEK Inc.	199,625	8,765,534
Emerson Electric Co.	1,234,594	63,532,207
Energizer Holdings Inc.(a)	75,758	6,854,584
General Cable Corp.(a)	97,485	5,758,439
Hubbell Inc. Class B	37,101	1,620,943
Molex Inc.	147,997	3,427,611

		89,959,318
ELECTRONICS – 0.94%
Agilent Technologies Inc.(a)	694,459	20,715,712
Amphenol Corp. Class A	334,599	12,463,813
Applied Biosystems Group	55,328	1,818,078
Arrow Electronics Inc.(a)	128,188	4,313,526
Avnet Inc.(a)	164,164	5,373,088
AVX Corp.	18,012	230,734
Dolby Laboratories Inc. Class A(a)	74,429	2,698,796
Garmin Ltd.(b)	215,954	11,663,676
Gentex Corp.	268,235	4,600,230
Jabil Circuit Inc.	214,691	2,030,977
Mettler-Toledo International Inc.(a)	65,824	6,392,827
National Instruments Corp.	108,218	2,828,819
PerkinElmer Inc.	55,903	1,355,648
Sanmina-SCI Corp.(a)	212,952	344,982
Thermo Fisher Scientific Inc.(a)	392,000	22,281,280
Thomas & Betts Corp.(a)(b)	109,531	3,983,642
Trimble Navigation Ltd.(a)	223,496	6,389,751
Vishay Intertechnology Inc.(a)	57,431	520,325
Waters Corp.(a)	188,667	10,508,752

		120,514,656
ENERGY - ALTERNATE SOURCES – 0.19%
Covanta Holding Corp.(a)(b)	224,599	6,176,472
First Solar Inc.(a)(b)	66,734	15,424,897
SunPower Corp. Class A(a)(b)	46,612	3,473,060

		25,074,429
ENGINEERING & CONSTRUCTION – 0.66%
Fluor Corp.	164,861	23,271,779
Foster Wheeler Ltd.(a)	263,758	14,933,978
Jacobs Engineering Group Inc.(a)	222,924	16,404,977
McDermott International Inc.(a)	415,798	22,794,046
Shaw Group Inc. (The)(a)(b)	137,742	6,493,158
URS Corp.(a)	33,427	1,092,729

		84,990,667
ENTERTAINMENT – 0.29%
DreamWorks Animation SKG Inc. Class A(a)	88,950	2,293,131
International Game Technology Inc.	589,845	23,717,667

Penn National Gaming Inc.(a)	137,483	6,012,132
Regal Entertainment Group Class A	119,381	2,302,859
Scientific Games Corp. Class A(a)(b)	120,398	2,541,602
Warner Music Group Corp.	36,396	181,252

		37,048,643
ENVIRONMENTAL CONTROL – 0.32%
Allied Waste Industries Inc.(a)	81,111	876,810
Nalco Holding Co.	270,704	5,725,390
Republic Services Inc.	262,817	7,684,769
Stericycle Inc.(a)	164,166	8,454,549
Waste Management Inc.	543,361	18,235,195

		40,976,713
FOOD – 1.20%
Campbell Soup Co.	246,226	8,359,373
Dean Foods Co.	15,998	321,400
General Mills Inc.	48,048	2,877,114
H.J. Heinz Co.	335,170	15,742,935
Hershey Co. (The)	222,514	8,382,102
Kellogg Co.	297,671	15,645,588
Kroger Co. (The)	799,886	20,317,104
McCormick & Co. Inc. NVS	162,157	5,994,944
Sara Lee Corp.	717,292	10,027,742
Sysco Corp.	1,155,643	33,536,760
Whole Foods Market Inc.	264,092	8,707,113
Wm. Wrigley Jr. Co.	394,342	24,780,451

		154,692,626
FOREST PRODUCTS & PAPER – 0.03%
Domtar Corp.(a)	395,744	2,702,932
Plum Creek Timber Co. Inc.	25,692	1,045,664
Rayonier Inc.	8,795	382,055

		4,130,651
HAND & MACHINE TOOLS – 0.10%
Black & Decker Corp. (The)	60,739	4,014,848
Kennametal Inc.	84,771	2,494,811
Lincoln Electric Holdings Inc.	55,018	3,548,111
Stanley Works (The)	47,084	2,242,140

		12,299,910
HEALTH CARE - PRODUCTS – 4.41%
Advanced Medical Optics Inc.(a)(b)	111,182	2,256,995
Baxter International Inc.	1,218,225	70,437,769
Beckman Coulter Inc.	94,029	6,069,572
Becton, Dickinson and Co.	458,081	39,326,254
C.R. Bard Inc.	193,368	18,640,675
Cooper Companies Inc. (The)	33,123	1,140,425
DENTSPLY International Inc.	284,135	10,967,611
Edwards Lifesciences Corp.(a)	108,153	4,818,216
Gen-Probe Inc.(a)	98,116	4,729,191
Henry Schein Inc.(a)(b)	166,181	9,538,789
Hillenbrand Industries Inc.	19,489	931,574
IDEXX Laboratories Inc.(a)	116,019	5,715,096
Intuitive Surgical Inc.(a)	70,055	22,722,339
Johnson & Johnson	2,030,928	131,746,299
Kinetic Concepts Inc.(a)	82,060	3,793,634
Medtronic Inc.	2,148,428	103,919,462
Patterson Companies Inc.(a)(b)	242,274	8,794,546
ResMed Inc.(a)	145,884	6,153,387

St. Jude Medical Inc.(a)	632,452	27,315,602
Stryker Corp.	567,576	36,920,819

TECHNE Corp.(a)	73,799	4,971,101
Varian Medical Systems Inc.(a)	238,352	11,164,408
Zimmer Holdings Inc.(a)	442,725	34,470,568

		566,544,332
HEALTH CARE - SERVICES – 1.79%
Aetna Inc.	775,001	32,619,792
Brookdale Senior Living Inc.	17,203	411,152
Community Health Systems Inc.(a)	15,330	514,628
Covance Inc.(a)	118,828	9,859,159
Coventry Health Care Inc.(a)	273,365	11,030,278
DaVita Inc.(a)	196,904	9,404,135
Health Net Inc.(a)	210,078	6,470,402
Humana Inc.(a)	314,171	14,093,711
Laboratory Corp. of America Holdings(a)	207,619	15,297,368
Lincare Holdings Inc.(a)(b)	138,620	3,896,608
Pediatrix Medical Group Inc.(a)	90,728	6,115,067
Quest Diagnostics Inc.	270,971	12,266,857
Tenet Healthcare Corp.(a)	686,789	3,887,226
UnitedHealth Group Inc.	2,339,862	80,397,658
Universal Health Services Inc. Class B	23,284	1,250,118
WellCare Health Plans Inc.(a)	77,781	3,029,570
WellPoint Inc.(a)	456,916	20,163,703

		230,707,432
HOME BUILDERS – 0.05%
Centex Corp.	11,188	270,861
NVR Inc.(a)	3,311	1,978,322
Pulte Homes Inc.	139,743	2,033,261
Thor Industries Inc.(b)	58,832	1,751,429

		6,033,873
HOME FURNISHINGS – 0.11%
Harman International Industries Inc.	113,134	4,925,854
Whirlpool Corp.	105,690	9,171,778

		14,097,632
HOUSEHOLD PRODUCTS & WARES – 0.41%
Avery Dennison Corp.	157,744	7,768,892
Church & Dwight Co. Inc.	116,071	6,295,691
Clorox Co. (The)	238,085	13,485,134
Jarden Corp.(a)(b)	65,225	1,417,991
Kimberly-Clark Corp.	354,143	22,859,931
Scotts Miracle-Gro Co. (The) Class A	15,149	491,131

		52,318,770
HOUSEWARES – 0.07%
Newell Rubbermaid Inc.	269,670	6,167,353
Toro Co. (The)	71,561	2,961,910

		9,129,263
INSURANCE – 0.97%
ACE Ltd.	33,659	1,853,265
Aflac Inc.	837,075	54,368,021
American International Group Inc.	293,573	12,697,032
Arthur J. Gallagher & Co.	33,884	800,340
Brown & Brown Inc.	208,137	3,617,421
CIGNA Corp.	538,182	21,834,044
CNA Financial Corp.	5,273	135,991
Erie Indemnity Co. Class A	16,615	850,522
Hanover Insurance Group Inc. (The)	4,747	195,292
HCC Insurance Holdings Inc.	90,137	2,045,209
PartnerRe Ltd.	24,029	1,833,413

Philadelphia Consolidated Holding Corp.(a)	82,012	2,640,786
Principal Financial Group Inc.	27,881	1,553,529
Prudential Financial Inc.	197,816	15,479,102
Transatlantic Holdings Inc.	17,728	1,176,253
W.R. Berkley Corp.	80,273	2,222,759
XL Capital Ltd. Class A	40,066	1,183,950

		124,486,929
INTERNET – 3.22%
Akamai Technologies Inc.(a)	307,697	8,664,748
Amazon.com Inc.(a)	569,199	40,583,889
eBay Inc.(a)	2,137,171	63,773,183
F5 Networks Inc.(a)	157,240	2,857,051
Google Inc. Class A(a)	428,740	188,847,108
HLTH Corp.(a)(b)	341,506	3,257,967
IAC/InterActiveCorp(a)	21,852	453,648
Liberty Media Corp. - Liberty Interactive Group Series A(a)	681,701	11,002,654
McAfee Inc.(a)	297,852	9,855,923
NutriSystem Inc.(a)(b)	63,634	958,964
Symantec Corp.(a)	227,769	3,785,521
VeriSign Inc.(a)(b)	412,555	13,713,328
WebMD Health Corp. Class A(a)(b)	14,403	339,479
Yahoo! Inc.(a)	2,261,546	65,426,526

		413,519,989
IRON & STEEL – 0.40%
AK Steel Holding Corp.	207,848	11,311,088
Allegheny Technologies Inc.	191,049	13,633,257
Carpenter Technology Corp.	51,477	2,881,168
Cleveland-Cliffs Inc.	84,470	10,121,195
Nucor Corp.	127,067	8,607,519
Reliance Steel & Aluminum Co.	12,051	721,373
Steel Dynamics Inc.	117,766	3,890,989

		51,166,589
LEISURE TIME – 0.24%
Carnival Corp.	339,141	13,728,428
Harley-Davidson Inc.	451,719	16,939,462

		30,667,890
LODGING – 0.65%
Boyd Gaming Corp.(b)	106,720	2,134,400
Choice Hotels International Inc.	65,916	2,248,395
Las Vegas Sands Corp.(a)(b)	195,122	14,368,784
Marriott International Inc. Class A	564,348	19,390,997
MGM MIRAGE(a)	219,629	12,907,596
Orient-Express Hotels Ltd.	75,606	3,263,155
Starwood Hotels & Resorts Worldwide Inc.	352,280	18,230,490
Wyndham Worldwide Corp.	24,798	512,823
Wynn Resorts Ltd.	102,605	10,326,167

		83,382,807
MACHINERY – 1.53%
AGCO Corp.(a)(b)	111,940	6,702,967
Caterpillar Inc.	1,197,395	93,744,055
Cummins Inc.	389,757	18,248,423
Deere & Co.	47,684	3,835,701
Flowserve Corp.	95,862	10,006,076
Graco Inc.	117,887	4,274,583
IDEX Corp.	152,327	4,674,916
Joy Global Inc.	202,818	13,215,621
Manitowoc Co. Inc. (The)	233,157	9,512,806
Rockwell Automation Inc.	278,714	16,003,758

Terex Corp.(a)	192,499	12,031,187
Zebra Technologies Corp. Class A(a)	129,425	4,312,441

		196,562,534
MANUFACTURING – 3.10%
Brink’s Co. (The)	81,753	5,492,167
Carlisle Companies Inc.	31,237	1,044,565
Cooper Industries Ltd.	110,432	4,433,845
Danaher Corp.	459,695	34,950,611
Donaldson Co. Inc.	148,731	5,990,885
Dover Corp.	115,855	4,840,422
Eaton Corp.	32,106	2,557,885
General Electric Co.	2,135,221	79,024,529
Harsco Corp.	157,514	8,723,125
Honeywell International Inc.	1,248,106	70,418,141
Illinois Tool Works Inc.	652,817	31,485,364
Ingersoll-Rand Co. Ltd. Class A	31,380	1,398,920
ITT Industries Inc.	42,270	2,190,009
Pall Corp.	210,256	7,373,678
Roper Industries Inc.	164,884	9,800,705
Textron Inc.	466,022	25,826,939
3M Co.	1,260,644	99,779,973
Trinity Industries Inc.	130,281	3,471,989

		398,803,752
MEDIA – 2.76%
Cablevision Systems Corp.(a)	135,033	2,893,757
Central European Media Enterprises Ltd.(a)(b)	58,239	4,963,710
Clear Channel Communications Inc.	198,911	5,812,179
Comcast Corp. Class A	3,384,555	65,457,294
CTC Media Inc.(a)	96,286	2,671,936
DIRECTV Group Inc. (The)(a)	1,333,768	33,064,109
Discovery Holding Co. Class A(a)	289,724	6,147,943
Dish Network Corp. Class A(a)	389,390	11,187,175
John Wiley & Sons Inc. Class A(b)	95,109	3,775,827
Liberty Global Inc. Class A(a)(b)	327,512	11,161,609
McGraw-Hill Companies Inc. (The)	599,957	22,168,411
Meredith Corp.	90,476	3,460,707
New York Times Co. (The) Class A(b)	66,668	1,258,692
News Corp. Class A	2,817,019	52,819,106
Sirius Satellite Radio Inc.(a)(b)	2,735,221	7,822,732
Time Warner Cable Inc. Class A(a)	160,686	4,013,936
Time Warner Inc.	961,322	13,477,734
Viacom Inc. Class B(a)	1,139,066	45,129,795
Walt Disney Co. (The)	1,626,190	51,029,842
XM Satellite Radio Holdings Inc. Class A(a)	534,393	6,209,647

		354,526,141
METAL FABRICATE & HARDWARE – 0.20%
Precision Castparts Corp.	257,255	26,260,590

		26,260,590
MINING – 0.78%
Freeport-McMoRan Copper & Gold Inc.	587,279	56,507,985
Newmont Mining Corp.	332,032	15,041,050
Southern Copper Corp.	136,876	14,211,835

Titanium Metals Corp.	144,194	2,170,120
Vulcan Materials Co.	195,058	12,951,851

		100,882,841
OFFICE & BUSINESS EQUIPMENT – 0.09%
Pitney Bowes Inc.	335,978	11,765,950

		11,765,950

OFFICE FURNISHINGS – 0.03%
HNI Corp.(b)	83,297	2,239,856
Steelcase Inc. Class A	120,943	1,337,630

		3,577,486
OIL & GAS – 4.41%
Cabot Oil & Gas Corp.	181,297	9,217,139
Cheniere Energy Inc.(a)(b)	78,956	1,563,329
Chesapeake Energy Corp.	535,412	24,709,264
CNX Gas Corp.(a)	51,767	1,671,039
Continental Resources Inc.(a)	25,875	825,154
Denbury Resources Inc.(a)	452,113	12,907,826
Diamond Offshore Drilling Inc.	127,719	14,866,492
ENSCO International Inc.	258,084	16,161,220
Exxon Mobil Corp.	2,041,090	172,635,392
Frontier Oil Corp.	97,590	2,660,303
Holly Corp.	78,544	3,409,595
Nabors Industries Ltd.(a)(b)	463,254	15,644,088
Noble Corp.	501,161	24,892,667
Noble Energy Inc.	44,819	3,262,823
Pride International Inc.(a)	230,020	8,039,199
Quicksilver Resources Inc.(a)	187,171	6,837,357
Range Resources Corp.	277,044	17,578,442
Rowan Companies Inc.	147,715	6,082,904
SandRidge Energy Inc.(a)	24,539	960,702
Southwestern Energy Co.(a)	634,932	21,390,859
Sunoco Inc.	226,975	11,909,378
Tesoro Corp.	256,036	7,681,080
Transocean Inc.(a)	579,709	78,376,657
Unit Corp.(a)	67,446	3,820,816
Valero Energy Corp.	809,742	39,766,430
W&T Offshore Inc.	33,520	1,143,367
Western Refining Inc.	25,920	349,142
XTO Energy Inc.	954,404	59,039,432

		567,402,096
OIL & GAS SERVICES – 3.87%
Baker Hughes Inc.	598,982	41,030,267
BJ Services Co.	548,491	15,637,478
Cameron International Corp.(a)	412,292	17,167,839
Dresser-Rand Group Inc.(a)	160,622	4,939,126
FMC Technologies Inc.(a)	242,688	13,806,520
Global Industries Ltd.(a)	173,623	2,793,594
Grant Prideco Inc.(a)	238,258	11,727,059
Halliburton Co.	1,709,047	67,216,819
Helix Energy Solutions Group Inc.(a)	136,868	4,311,342
National Oilwell Varco Inc.(a)	664,055	38,767,531
Oceaneering International Inc.(a)	101,979	6,424,677
Schlumberger Ltd.	2,203,686	191,720,682
Smith International Inc.	374,812	24,074,175
Superior Energy Services Inc.(a)	151,241	5,992,168
Tetra Technologies Inc.(a)	136,961	2,169,462
Tidewater Inc.	64,606	3,560,437
Weatherford International Ltd.(a)	630,681	45,705,452

		497,044,628
PACKAGING & CONTAINERS – 0.33%
Ball Corp.	191,177	8,782,671
Crown Holdings Inc.(a)	305,492	7,686,179
Owens-Illinois Inc.(a)	270,826	15,282,711
Packaging Corp. of America	174,307	3,892,275
Pactiv Corp.(a)	244,253	6,401,871
Sealed Air Corp.	40,960	1,034,240

		43,079,947

PHARMACEUTICALS – 6.57%
Abbott Laboratories	2,880,033	158,833,820
Allergan Inc.	570,474	32,169,029
AmerisourceBergen Corp.	143,143	5,866,000
Amylin Pharmaceuticals Inc.(a)(b)	246,077	7,187,909
APP Pharmaceuticals Inc.(a)(b)	47,567	574,609
Barr Pharmaceuticals Inc.(a)	204,931	9,900,217
Bristol-Myers Squibb Co.	3,678,282	78,347,407
Cardinal Health Inc.	681,666	35,794,282
Cephalon Inc.(a)	123,879	7,977,808
Eli Lilly and Co.	908,445	46,866,678
Endo Pharmaceuticals Holdings Inc.(a)	250,566	5,998,550
Express Scripts Inc.(a)	411,166	26,446,197
Forest Laboratories Inc.(a)	598,452	23,944,065
Gilead Sciences Inc.(a)	1,746,121	89,977,615
Herbalife Ltd.	84,660	4,021,350
Hospira Inc.(a)	292,780	12,522,201
ImClone Systems Inc.(a)	112,130	4,756,555
Medco Health Solutions Inc.(a)	979,412	42,888,451
Merck & Co. Inc.	3,347,318	127,030,718
Mylan Inc.(b)	566,619	6,572,780
NBTY Inc.(a)	102,824	3,079,579
Omnicare Inc.	27,102	492,172
Schering-Plough Corp.	3,028,511	43,640,844
Sepracor Inc.(a)	200,062	3,905,210
VCA Antech Inc.(a)	157,640	4,311,454
Warner Chilcott Ltd. Class A(a)	168,788	3,038,184
Watson Pharmaceuticals Inc.(a)	112,353	3,294,190
Wyeth	1,323,078	55,251,737

		844,689,611
PIPELINES – 0.37%
Equitable Resources Inc.	172,508	10,160,721
Questar Corp.	110,122	6,228,500
Williams Companies Inc. (The)	937,304	30,912,286

		47,301,507
REAL ESTATE – 0.19%
CB Richard Ellis Group Inc. Class A(a)(b)	322,943	6,988,487
Forest City Enterprises Inc. Class A	135,272	4,978,010
Jones Lang LaSalle Inc.	59,241	4,581,699
St. Joe Co. (The)(b)	171,422	7,359,146

		23,907,342
REAL ESTATE INVESTMENT TRUSTS – 0.84%
Apartment Investment and Management Co. Class A	9,939	355,916
CapitalSource Inc.	164,754	1,593,171
Duke Realty Corp.	200,108	4,564,463
Essex Property Trust Inc.	20,926	2,385,145
Federal Realty Investment Trust(b)	58,050	4,524,998
General Growth Properties Inc.	223,444	8,528,857
Health Care REIT Inc.	19,833	895,063
Kilroy Realty Corp.	61,660	3,028,123
Macerich Co. (The)	134,177	9,428,618
ProLogis	418,569	24,636,971
Public Storage	17,808	1,578,145
Simon Property Group Inc.	227,467	21,133,959
Taubman Centers Inc.	55,480	2,890,508
UDR Inc.	254,564	6,241,909
Ventas Inc.	249,788	11,217,979
Weingarten Realty Investors	144,024	4,960,187

		107,964,012

RETAIL – 7.50%
Abercrombie & Fitch Co. Class A	164,075	12,000,446
Advance Auto Parts Inc.	177,206	6,033,864
American Eagle Outfitters Inc.	347,408	6,083,114
AnnTaylor Stores Corp.(a)	92,029	2,225,261
AutoZone Inc.(a)	80,334	9,144,419
Barnes & Noble Inc.	8,606	263,774
Bed Bath & Beyond Inc.(a)(b)	489,808	14,449,336
Best Buy Co. Inc.	645,171	26,748,790
Big Lots Inc.(a)(b)	168,986	3,768,388
Brinker International Inc.	195,267	3,622,203
Burger King Holdings Inc.	117,812	3,258,680
CarMax Inc.(a)(b)	404,840	7,861,993
Cheesecake Factory Inc. (The)(a)(b)	134,048	2,920,906
Chico’s FAS Inc.(a)(b)	326,978	2,324,814
Circuit City Stores Inc.(b)	136,373	542,765
Coldwater Creek Inc.(a)(b)	114,181	576,614
Copart Inc.(a)	119,749	4,641,471
Costco Wholesale Corp.	574,615	37,332,737
CVS Caremark Corp.	1,476,961	59,831,690
Darden Restaurants Inc.	264,456	8,608,043
Dick’s Sporting Goods Inc.(a)(b)	151,740	4,063,597
Dollar Tree Inc.(a)	171,699	4,737,175
Family Dollar Stores Inc.	262,739	5,123,411
GameStop Corp. Class A(a)(b)	293,930	15,199,120
Home Depot Inc.	1,832,652	51,259,276
J.C. Penney Co. Inc.	422,210	15,921,539
Kohl’s Corp.(a)	600,449	25,753,258
Limited Brands Inc.	595,123	10,176,603
Lowe’s Companies Inc.	2,815,482	64,587,157
McDonald’s Corp.	462,282	25,781,467
MSC Industrial Direct Co. Inc. Class A	86,672	3,661,892
Nordstrom Inc.(b)	413,182	13,469,733
Office Depot Inc.(a)	513,673	5,676,087
OfficeMax Inc.	64,010	1,225,151
O’Reilly Automotive Inc.(a)(b)	213,803	6,097,662
Panera Bread Co. Class A(a)(b)	50,240	2,104,554
PetSmart Inc.	240,202	4,909,729
RadioShack Corp.	176,417	2,866,776
Ross Stores Inc.	259,810	7,783,908
Saks Inc.(a)	228,162	2,845,180
Staples Inc.	1,337,432	29,570,622
Starbucks Corp.(a)	1,385,368	24,243,940
Target Corp.	1,599,277	81,051,358
Tiffany & Co.	237,478	9,936,080
Tim Hortons Inc.	353,828	12,047,843
TJX Companies Inc. (The)	800,578	26,475,114
Tractor Supply Co.(a)	61,225	2,419,612
Urban Outfitters Inc.(a)(b)	211,736	6,637,924
Walgreen Co.	1,865,060	71,040,135
Wal-Mart Stores Inc.	3,309,210	174,329,183
Wendy’s International Inc.	163,976	3,781,287
Williams-Sonoma Inc.	170,602	4,135,392
Yum! Brands Inc.	889,226	33,088,099

		964,239,172
SAVINGS & LOANS – 0.11%
Capitol Federal Financial	29,084	1,090,068
Hudson City Bancorp Inc.	405,687	7,172,546
People’s United Financial Inc.	281,613	4,874,721
TFS Financial Corp.	34,445	414,373

		13,551,708

SEMICONDUCTORS – 4.39%
Advanced Micro Devices Inc.(a)(b)	455,405	2,682,335
Altera Corp.	575,463	10,605,783
Analog Devices Inc.	567,334	16,747,700
Applied Materials Inc.	2,584,179	50,417,332
Broadcom Corp. Class A(a)	876,209	16,884,547
Cree Inc.(a)(b)	38,977	1,089,797
Cypress Semiconductor Corp.(a)	297,959	7,034,812
Fairchild Semiconductor International Inc. Class A(a)	94,240	1,123,341
Integrated Device Technology Inc.(a)	114,956	1,026,557
Intel Corp.	10,863,636	230,091,810
International Rectifier Corp.(a)	30,552	656,868
Intersil Corp. Class A	129,612	3,327,140
KLA-Tencor Corp.	336,848	12,497,061
Lam Research Corp.(a)	230,684	8,816,742
Linear Technology Corp.	415,930	12,764,892
LSI Corp.(a)	736,273	3,644,551
Marvell Technology Group Ltd.(a)	882,031	9,596,497
MEMC Electronic Materials Inc.(a)	419,534	29,744,961
Microchip Technology Inc.(b)	353,328	11,564,425
Micron Technology Inc.(a)(b)	457,836	2,733,281
National Semiconductor Corp.	475,193	8,705,536
Novellus Systems Inc.(a)	124,851	2,628,114
NVIDIA Corp.(a)	1,017,683	20,139,947
QLogic Corp.(a)	228,020	3,500,107
Rambus Inc.(a)	151,528	3,532,118
Silicon Laboratories Inc.(a)	96,278	3,036,608
Teradyne Inc.(a)	161,918	2,011,022
Texas Instruments Inc.	2,474,198	69,945,577
Varian Semiconductor Equipment Associates Inc.(a)	147,485	4,151,703
Xilinx Inc.	556,954	13,227,658

		563,928,822
SOFTWARE – 7.34%
Activision Inc.(a)	528,916	14,444,696
Acxiom Corp.	118,580	1,407,545
Adobe Systems Inc.(a)	1,030,776	36,685,318
Autodesk Inc.(a)	430,826	13,562,402
Automatic Data Processing Inc.	977,638	41,442,075
BEA Systems Inc.(a)	774,592	14,833,437
BMC Software Inc.(a)	375,200	12,201,504
Broadridge Financial Solutions Inc.	261,119	4,595,694
CA Inc.	481,574	10,835,415
Cerner Corp.(a)(b)	123,161	4,591,442
Citrix Systems Inc.(a)	354,879	10,408,601
Compuware Corp.(a)	415,929	3,052,919
Dun & Bradstreet Corp. (The)	105,585	8,592,507
Electronic Arts Inc.(a)	582,573	29,082,044
Fair Isaac Corp.	10,841	233,298
Fidelity National Information Services Inc.	303,567	11,578,045
Fiserv Inc.(a)	314,573	15,127,816
Global Payments Inc.	151,335	6,259,216
IMS Health Inc.	305,407	6,416,601
Intuit Inc.(a)	629,909	17,013,842
MasterCard Inc. Class A	149,023	33,230,639
Microsoft Corp.	15,347,889	435,573,088
MoneyGram International Inc.(b)	155,032	288,360
MSCI Inc. Class A(a)	21,407	636,858
NAVTEQ Corp.(a)	182,622	12,418,296
Novell Inc.(a)	79,307	498,841

Oracle Corp.(a)	7,209,168	141,011,326
Paychex Inc.	634,258	21,729,679
Red Hat Inc.(a)	361,753	6,652,638
Salesforce.com Inc.(a)	177,202	10,254,680
SEI Investments Co.	242,632	5,990,584
Total System Services Inc.	368,654	8,722,354
VeriFone Holdings Inc.(a)(b)	115,163	1,827,637
VMware Inc. Class A(a)(b)	58,134	2,489,298

		943,688,695
TELECOMMUNICATIONS – 4.75%
Amdocs Ltd.(a)	369,748	10,486,053
American Tower Corp. Class A(a)	740,302	29,027,241
Ciena Corp.(a)(b)	159,668	4,922,564
Cisco Systems Inc.(a)	11,352,204	273,474,594
Citizens Communications Co.	111,584	1,170,516
CommScope Inc.(a)(b)	114,990	4,005,102
Corning Inc.	2,940,628	70,692,697
Crown Castle International Corp.(a)	354,657	12,232,120
EchoStar Corp.(a)	77,288	2,283,088
Harris Corp.	251,144	12,188,018
JDS Uniphase Corp.(a)	224,784	3,009,858
Juniper Networks Inc.(a)(b)	689,344	17,233,600
Leap Wireless International Inc.(a)(b)	95,713	4,460,226
Level 3 Communications Inc.(a)(b)	2,868,469	6,081,154
MetroPCS Communications Inc.(a)	106,198	1,805,366
NeuStar Inc. Class A(a)	140,681	3,725,233
NII Holdings Inc. Class B(a)	323,432	10,278,669
QUALCOMM Inc.	3,116,420	127,773,220
SBA Communications Corp.(a)(b)	202,876	6,051,791
TeleCorp PCS Inc. Escrow(c)	2,261	0
Telephone and Data Systems Inc.	86,483	3,396,187
United States Cellular Corp.(a)	10,630	584,650
Windstream Corp.	494,109	5,904,603

		610,786,550
TEXTILES – 0.04%
Cintas Corp.	193,634	5,526,314

		5,526,314
TOYS, GAMES & HOBBIES – 0.07%
Hasbro Inc.	91,865	2,563,034
Mattel Inc.	307,178	6,112,842

		8,675,876
TRANSPORTATION – 2.54%
Burlington Northern Santa Fe Corp.	628,022	57,916,189
C.H. Robinson Worldwide Inc.	316,539	17,219,722
Con-way Inc.	67,159	3,323,027
CSX Corp.	128,658	7,213,854
Expeditors International Washington Inc.	398,576	18,007,664
FedEx Corp.	482,974	44,757,201
Frontline Ltd.	91,116	4,193,158
J.B. Hunt Transport Services Inc.(b)	163,976	5,153,766
Kansas City Southern Industries Inc.(a)(b)	86,866	3,484,195
Kirby Corp.(a)	99,978	5,698,746
Landstar System Inc.	98,894	5,158,311
Norfolk Southern Corp.	373,707	20,299,764
Union Pacific Corp.	309,437	38,797,211
United Parcel Service Inc. Class B	1,255,302	91,662,152
UTi Worldwide Inc.	184,063	3,695,985

		326,580,945

TRUCKING & LEASING – 0.01%
Aircastle Ltd.	53,563	602,584
GATX Corp.	34,538	1,349,400

		1,951,984
WATER – 0.00%
Aqua America Inc.	16,881	317,025

		317,025

TOTAL COMMON STOCKS
(Cost: $13,422,502,258)		12,841,277,341

Security	Shares	Value
SHORT-TERM INVESTMENTS – 3.24%

MONEY MARKET FUNDS – 3.24%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.18%, 04/01/08(d)(e)	13,266,767	13,266,767
BGI Cash Premier Fund LLC
3.22%, 04/01/08(d)(e)(f)	402,857,303	402,857,303

		416,124,070

TOTAL SHORT-TERM INVESTMENTS
(Cost: $416,124,070)		416,124,070

TOTAL INVESTMENTS IN SECURITIES – 103.11%
(Cost: $13,838,626,328)		13,257,401,411
Other Assets, Less Liabilities – (3.11)%		(399,548,069)

NET ASSETS – 100.00%		$12,857,853,342

NVS - Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.

(d)	Affiliated issuer. See Note 2.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

(f)	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments

iSHARES® RUSSELL 1000 VALUE INDEX FUND

March 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.78%

ADVERTISING – 0.04%
Getty Images Inc.(a)	33,159	$1,061,088
Harte-Hanks Inc.	19,533	267,016
Interpublic Group of Companies Inc. (The)(a)(b)	235,089	1,977,098
R.H. Donnelley Corp.(a)(b)	93,453	472,872

		3,778,074
AEROSPACE & DEFENSE – 1.69%
Alliant Techsystems Inc.(a)(b)	6,295	651,721
DRS Technologies Inc.	50,616	2,949,900
General Dynamics Corp.	458,526	38,227,313
L-3 Communications Holdings Inc.	109,351	11,956,438
Northrop Grumman Corp.	425,427	33,102,475
Raytheon Co.	282,567	18,256,654
Spirit AeroSystems Holdings Inc. Class A(a)	16,685	370,073
United Technologies Corp.	510,101	35,105,151

		140,619,725
AGRICULTURE – 1.89%
Altria Group Inc.	1,179,325	26,181,015
Archer-Daniels-Midland Co.	858,642	35,341,705
Bunge Ltd.(b)	158,797	13,796,283
Carolina Group	58,006	4,208,335
Philip Morris International Inc.	1,179,325	59,650,258
Reynolds American Inc.	225,676	13,321,654
UST Inc.	88,305	4,814,389

		157,313,639
AIRLINES – 0.15%
Northwest Airlines Corp.(a)	116,335	1,045,852
Southwest Airlines Co.	762,807	9,458,807
UAL Corp.	62,074	1,336,453
US Airways Group Inc.(a)	107,652	959,179

		12,800,291
APPAREL – 0.15%
Jones Apparel Group Inc.	111,841	1,500,906
Liz Claiborne Inc.	116,395	2,112,569
VF Corp.	117,598	9,115,021

		12,728,496
AUTO MANUFACTURERS – 0.34%
Ford Motor Co.(a)(b)	2,796,769	15,997,519
General Motors Corp.	634,204	12,081,586

		28,079,105
AUTO PARTS & EQUIPMENT – 0.17%
Autoliv Inc.	39,218	1,968,744
BorgWarner Inc.	121,347	5,221,561

Johnson Controls Inc.	161,401	5,455,354
TRW Automotive Holdings Corp.(a)	55,734	1,302,504

		13,948,163
BANKS – 9.33%
Associated Banc-Corp	168,395	4,484,359
BancorpSouth Inc.	107,629	2,492,688
Bank of America Corp.	5,837,529	221,300,724
Bank of Hawaii Corp.	42,938	2,128,007
Bank of New York Mellon Corp. (The)	972,386	40,577,668
BB&T Corp.	725,027	23,244,366
BOK Financial Corp.	29,179	1,524,019
City National Corp.	53,605	2,651,303
Colonial BancGroup Inc. (The)(b)	208,324	2,006,160
Comerica Inc.	205,392	7,205,151
Commerce Bancshares Inc.	95,875	4,029,626
Cullen/Frost Bankers Inc.	78,620	4,170,005
Discover Financial Services LLC	592,211	9,694,494
East West Bancorp Inc.	83,106	1,475,131
Fifth Third Bancorp	724,179	15,149,825
First Citizens BancShares Inc. Class A	7,912	1,102,537
First Horizon National Corp.(b)	164,521	2,304,939
Fulton Financial Corp.	227,758	2,799,146
Huntington Bancshares Inc.	483,254	5,194,981
KeyCorp	523,298	11,486,391
M&T Bank Corp.	94,501	7,605,440
Marshall & Ilsley Corp.	341,265	7,917,348
National City Corp.	760,543	7,567,403
Northern Trust Corp.	43,789	2,910,655
PNC Financial Services Group Inc. (The)	457,622	30,006,274
Popular Inc.	366,613	4,274,708
Regions Financial Corp.	927,568	18,319,468
State Street Corp.	99,849	7,888,071
SunTrust Banks Inc.	469,311	25,877,809
Synovus Financial Corp.	227,081	2,511,516
TCF Financial Corp.	169,669	3,040,468
U.S. Bancorp	2,287,135	74,011,689
UnionBanCal Corp.	62,776	3,081,046
Valley National Bancorp	158,124	3,037,562
Wachovia Corp.	2,615,516	70,618,932
Webster Financial Corp.	70,436	1,963,051
Wells Fargo & Co.	4,469,338	130,057,736
Whitney Holding Corp.	88,554	2,195,254
Wilmington Trust Corp.	90,116	2,802,608
Zions Bancorporation	142,422	6,487,322

		777,195,880
BEVERAGES – 1.33%
Anheuser-Busch Companies Inc.	348,162	16,520,287
Brown-Forman Corp. Class B	30,149	1,996,467
Coca-Cola Co. (The)	1,032,970	62,876,884
Coca-Cola Enterprises Inc.	410,169	9,926,090
Constellation Brands Inc. Class A(a)(b)	251,240	4,439,411
Molson Coors Brewing Co. Class B	153,271	8,057,456
Pepsi Bottling Group Inc.	138,412	4,693,551
PepsiAmericas Inc.	77,201	1,970,942

		110,481,088
BIOTECHNOLOGY – 0.55%
Amgen Inc.(a)	407,569	17,028,233
Biogen Idec Inc.(a)	306,517	18,909,034
Charles River Laboratories International Inc.(a)	58,168	3,428,422
Invitrogen Corp.(a)(b)	38,717	3,309,142

Millennium Pharmaceuticals Inc.(a)	188,243	2,910,237

		45,585,068
BUILDING MATERIALS – 0.23%
Armstrong World Industries Inc.	25,732	917,603
Lennox International Inc.	58,501	2,104,281
Masco Corp.	468,256	9,285,516
Owens Corning(a)(b)	144,096	2,612,460
USG Corp.(a)(b)	105,291	3,876,815

		18,796,675
CHEMICALS – 2.16%
Air Products and Chemicals Inc.	150,749	13,868,908
Airgas Inc.	6,344	288,462
Ashland Inc.	73,861	3,493,625
Cabot Corp.	25,029	700,812
Celanese Corp. Class A	59,736	2,332,691
Chemtura Corp.	295,164	2,166,504
Cytec Industries Inc.	55,106	2,967,458
Dow Chemical Co. (The)	1,253,984	46,209,310
E.I. du Pont de Nemours and Co.	1,021,894	47,783,763
Eastman Chemical Co.	105,057	6,560,810
FMC Corp.	100,425	5,572,583
Huntsman Corp.	126,320	2,974,836
International Flavors & Fragrances Inc.	27,121	1,194,680
Lubrizol Corp.	67,273	3,734,324
Mosaic Co. (The)(a)	116,211	11,923,249
PPG Industries Inc.	216,037	13,072,399
Rohm & Haas Co.	82,964	4,486,693
RPM International Inc.	21,741	455,257
Sigma-Aldrich Corp.	120,957	7,215,085
Valspar Corp. (The)	120,318	2,387,109
Westlake Chemical Corp.	24,770	323,248

		179,711,806
COMMERCIAL SERVICES – 0.29%
Avis Budget Group Inc.(a)	86,150	914,913
Convergys Corp.(a)	168,293	2,534,493
Genpact Ltd.(a)	7,075	86,669
Hertz Global Holdings Inc.(a)	147,167	1,774,834
Hewitt Associates Inc. Class A(a)(b)	43,462	1,728,484
McKesson Corp.	30,408	1,592,467
R.R. Donnelley & Sons Co.	289,860	8,785,657
Service Corp. International	345,389	3,502,244
United Rentals Inc.(a)	112,030	2,110,645
Western Union Co.	58,079	1,235,340

		24,265,746
COMPUTERS – 1.26%
Affiliated Computer Services Inc. Class A(a)	71,310	3,573,344
Cadence Design Systems Inc.(a)	264,793	2,827,989
Computer Sciences Corp.(a)	215,512	8,790,734
Electronic Data Systems Corp.	280,422	4,669,026
International Business Machines Corp.	366,622	42,212,857
Lexmark International Inc. Class A(a)	56,932	1,748,951
NCR Corp.(a)	206,542	4,715,354
SanDisk Corp.(a)	121,657	2,745,798
Seagate Technology	444,270	9,303,014
Sun Microsystems Inc.(a)	777,515	12,074,808
Teradata Corp.(a)	206,413	4,553,471
Unisys Corp.(a)	454,979	2,015,557
Western Digital Corp.(a)	204,423	5,527,598

		104,758,501

COSMETICS & PERSONAL CARE – 2.20%
Alberto-Culver Co.	91,343	2,503,712
Avon Products Inc.	45,131	1,784,480
Colgate-Palmolive Co.	52,313	4,075,706
Procter & Gamble Co. (The)	2,501,950	175,311,636

		183,675,534
DISTRIBUTION & WHOLESALE – 0.19%
Genuine Parts Co.	224,311	9,021,788
Ingram Micro Inc. Class A(a)	190,367	3,013,510
Tech Data Corp.(a)	73,245	2,402,436
W.W. Grainger Inc.	14,346	1,095,891

		15,533,625
DIVERSIFIED FINANCIAL SERVICES – 7.69%
AmeriCredit Corp.(a)(b)	144,880	1,458,942
Ameriprise Financial Inc.	309,587	16,052,086
Bear Stearns Companies Inc. (The)(b)	156,702	1,643,804
BlackRock Inc.	36,142	7,379,474
Capital One Financial Corp.	514,896	25,343,181
CIT Group Inc.	251,531	2,980,642
Citigroup Inc.	6,848,764	146,700,525
Countrywide Financial Corp.(b)	778,204	4,280,122
E*TRADE Financial Corp.(a)(b)	375,233	1,448,399
Federal Home Loan Mortgage Corp.	529,217	13,399,774
Federal National Mortgage Association	1,280,150	33,693,548
GLG Partners Inc.(a)(b)	10,506	124,706
Goldman Sachs Group Inc. (The)	301,972	49,943,149
IndyMac Bancorp Inc.(b)	105,708	524,312
Invesco Ltd.	113,514	2,765,201
Janus Capital Group Inc.	48,816	1,135,948
Jefferies Group Inc.	164,186	2,648,320
JPMorgan Chase & Co.	4,493,756	193,006,820
Legg Mason Inc.	102,089	5,714,942
Lehman Brothers Holdings Inc.	700,677	26,373,482
Merrill Lynch & Co. Inc.	956,172	38,954,447
MF Global Ltd.(a)	58,954	584,234
Morgan Stanley	1,307,401	59,748,226
NASDAQ OMX Group Inc. (The)(a)	36,304	1,403,513
Raymond James Financial Inc.	123,322	2,833,940
Student Loan Corp. (The)	5,282	522,390

		640,664,127
ELECTRIC – 5.78%
Alliant Energy Corp.	149,168	5,222,372
Ameren Corp.	272,353	11,994,426
American Electric Power Co. Inc.	524,466	21,833,520
CMS Energy Corp.(b)	294,789	3,991,443
Consolidated Edison Inc.	355,802	14,125,339
Constellation Energy Group Inc.	53,005	4,678,751
Dominion Resources Inc.	765,957	31,281,684
DPL Inc.	68,733	1,762,314
DTE Energy Co.	215,354	8,375,117
Duke Energy Corp.	1,656,923	29,576,076
Dynegy Inc. Class A(a)	372,884	2,942,055
Edison International	428,432	21,001,737
Energy East Corp.	207,426	5,003,115
Entergy Corp.	259,432	28,298,843
Exelon Corp.	484,757	39,396,201
FirstEnergy Corp.	400,888	27,508,935
FPL Group Inc.	534,525	33,536,098
Great Plains Energy Inc.	112,936	2,783,872

Hawaiian Electric Industries Inc.	107,288	2,560,965
Integrys Energy Group Inc.	99,288	4,630,792
MDU Resources Group Inc.	240,303	5,899,439
Mirant Corp.(a)	88,577	3,223,317
Northeast Utilities	202,706	4,974,405
NRG Energy Inc.(a)	62,310	2,429,467
NSTAR	141,021	4,291,269
OGE Energy Corp.	121,486	3,786,719
Pepco Holdings Inc.	254,112	6,281,649
PG&E Corp.	462,291	17,021,555
Pinnacle West Capital Corp.	132,551	4,649,889
PPL Corp.	129,053	5,926,114
Progress Energy Inc.	339,160	14,142,972
Public Service Enterprise Group Inc.	667,042	26,808,418
Puget Energy Inc.	170,859	4,420,122
Reliant Energy Inc.(a)	449,600	10,633,040
SCANA Corp.	153,630	5,619,785
Sierra Pacific Resources Corp.	263,851	3,332,438
Southern Co. (The)	988,765	35,209,922
TECO Energy Inc.	277,416	4,424,785
Wisconsin Energy Corp.	153,879	6,769,137
Xcel Energy Inc.	537,934	10,731,783

		481,079,880
ELECTRICAL COMPONENTS & EQUIPMENT – 0.18%
Emerson Electric Co.	176,850	9,100,701
Energizer Holdings Inc.(a)	20,816	1,883,432
Hubbell Inc. Class B	51,943	2,269,390
Molex Inc.	77,605	1,797,332

		15,050,855
ELECTRONICS – 0.68%
Applied Biosystems Group	182,114	5,984,266
Arrow Electronics Inc.(a)	74,314	2,500,666
Avnet Inc.(a)	81,032	2,652,177
AVX Corp.	52,461	672,025
Jabil Circuit Inc.	89,463	846,320
PerkinElmer Inc.	117,500	2,849,375
Sanmina-SCI Corp.(a)	534,990	866,684
Thermo Fisher Scientific Inc.(a)	279,323	15,876,719
Tyco Electronics Ltd.	652,387	22,389,922
Vishay Intertechnology Inc.(a)	205,558	1,862,355

		56,500,509
ENGINEERING & CONSTRUCTION – 0.11%
KBR Inc.	222,126	6,159,554
Shaw Group Inc. (The)(a)	8,845	416,953
URS Corp.(a)	86,431	2,825,429

		9,401,936
ENTERTAINMENT – 0.03%
DreamWorks Animation SKG Inc. Class A(a)	15,943	411,011
International Speedway Corp. Class A	46,501	1,915,841
Regal Entertainment Group Class A	19,225	370,850
Warner Music Group Corp.	20,822	103,694

		2,801,396

ENVIRONMENTAL CONTROL – 0.17%
Allied Waste Industries Inc.(a)	318,360	3,441,472
Republic Services Inc.	22,791	666,409
Waste Management Inc.	298,724	10,025,177

		14,133,058

FOOD – 2.36%
Campbell Soup Co.	131,825	4,475,459
ConAgra Foods Inc.	655,445	15,697,908
Corn Products International Inc.	97,663	3,627,204
Dean Foods Co.	159,226	3,198,850
Del Monte Foods Co.	268,359	2,557,461
General Mills Inc.	391,297	23,430,864
H.J. Heinz Co.	191,888	9,012,979
Hershey Co. (The)	65,891	2,482,114
Hormel Foods Corp.	96,943	4,038,645
J.M. Smucker Co. (The)	75,031	3,797,319
Kellogg Co.	101,769	5,348,979
Kraft Foods Inc.	2,110,134	65,435,255
Kroger Co. (The)	322,219	8,184,363
McCormick & Co. Inc. NVS	57,644	2,131,099
Safeway Inc.	581,040	17,053,524
Sara Lee Corp.	461,532	6,452,217
Smithfield Foods Inc.(a)	143,600	3,699,136
SUPERVALU Inc.	276,510	8,289,770
Tyson Foods Inc. Class A	346,984	5,534,395
Wm. Wrigley Jr. Co.	37,627	2,364,481

		196,812,022
FOREST PRODUCTS & PAPER – 0.73%
Domtar Corp.(a)	287,006	1,960,251
International Paper Co.	573,511	15,599,499
Louisiana-Pacific Corp.	136,275	1,251,004
MeadWestvaco Corp.	229,179	6,238,252
Plum Creek Timber Co. Inc.	214,499	8,730,109
Rayonier Inc.	96,405	4,187,833
Smurfit-Stone Container Corp.(a)	335,574	2,583,920
Temple-Inland Inc.	139,360	1,772,659
Weyerhaeuser Co.	284,290	18,490,222

		60,813,749
GAS – 0.56%
AGL Resources Inc.	102,097	3,503,969
Atmos Energy Corp.	116,769	2,977,609
Energen Corp.	94,085	5,861,495
NiSource Inc.	362,012	6,241,087
Sempra Energy	346,940	18,484,963
Southern Union Co.	142,610	3,318,535
UGI Corp.	139,456	3,475,244
Vectren Corp.	101,700	2,728,611

		46,591,513
HAND & MACHINE TOOLS – 0.15%
Black & Decker Corp. (The)	39,624	2,619,146
Kennametal Inc.	42,888	1,262,194
Lincoln Electric Holdings Inc.	17,816	1,148,954
Snap-On Inc.	75,946	3,861,854
Stanley Works (The)	70,409	3,352,877

		12,245,025
HEALTH CARE - PRODUCTS – 2.54%
Beckman Coulter Inc.	15,271	985,743
Boston Scientific Corp.(a)	1,752,715	22,557,442
Cooper Companies Inc. (The)	35,153	1,210,318
Covidien Ltd.	652,165	28,858,301
Hillenbrand Industries Inc.	67,077	3,206,281

Johnson & Johnson	2,381,393	154,480,964
Kinetic Concepts Inc.(a)	12,651	584,856

		211,883,905

HEALTH CARE - SERVICES – 0.43%
Aetna Inc.	129,290	5,441,816
Brookdale Senior Living Inc.	37,674	900,409
Community Health Systems Inc.(a)(b)	115,023	3,861,322
Coventry Health Care Inc.(a)	13,079	527,738
Health Management Associates Inc. Class A(a)	317,355	1,678,808
LifePoint Hospitals Inc.(a)(b)	75,430	2,072,062
Quest Diagnostics Inc.	14,861	672,757
Tenet Healthcare Corp.(a)	138,417	783,440
Universal Health Services Inc. Class B	43,778	2,350,441
WellPoint Inc.(a)	391,521	17,277,822

		35,566,615
HOLDING COMPANIES - DIVERSIFIED – 0.12%
Leucadia National Corp.	215,900	9,762,998

		9,762,998
HOME BUILDERS – 0.34%
Centex Corp.	149,563	3,620,920
D.R. Horton Inc.	413,561	6,513,586
KB Home	100,829	2,493,501
Lennar Corp. Class A	179,954	3,384,935
M.D.C. Holdings Inc.	45,708	2,001,553
NVR Inc.(a)	3,183	1,901,842
Pulte Homes Inc.	178,441	2,596,317
Ryland Group Inc.	55,283	1,818,258
Thor Industries Inc.	3,796	113,007
Toll Brothers Inc.(a)	165,580	3,887,818

		28,331,737
HOME FURNISHINGS – 0.03%
Whirlpool Corp.	29,494	2,559,489

		2,559,489
HOUSEHOLD PRODUCTS & WARES – 0.46%
Avery Dennison Corp.	18,734	922,649
Church & Dwight Co. Inc.	4,983	270,278
Clorox Co. (The)	14,431	817,372
Fortune Brands Inc.	201,117	13,977,631
Jarden Corp.(a)	43,766	951,473
Kimberly-Clark Corp.	310,872	20,066,788
Scotts Miracle-Gro Co. (The) Class A	46,473	1,506,655

		38,512,846
HOUSEWARES – 0.05%
Newell Rubbermaid Inc.	177,014	4,048,310

		4,048,310
INSURANCE – 7.48%
ACE Ltd.	408,585	22,496,690
Aflac Inc.	53,954	3,504,312
Alleghany Corp.(a)	6,600	2,253,900
Allied World Assurance Holdings Ltd.	63,714	2,529,446
Allstate Corp. (The)	750,832	36,084,986
Ambac Financial Group Inc.	132,818	763,703
American Financial Group Inc.	107,598	2,750,205
American International Group Inc.	2,742,127	118,596,993
American National Insurance Co.	20,657	2,204,102
Aon Corp.	386,299	15,529,220
Arch Capital Group Ltd.(a)	59,398	4,078,861
Arthur J. Gallagher & Co.	100,810	2,381,132
Assurant Inc.	159,261	9,692,624

Axis Capital Holdings Ltd.	201,470	6,845,951
Chubb Corp.	492,893	24,388,346
Cincinnati Financial Corp.	226,327	8,609,479
CNA Financial Corp.	35,349	911,651
Conseco Inc.(a)	246,392	2,513,198
Endurance Specialty Holdings Ltd.	71,364	2,611,922
Erie Indemnity Co. Class A	47,756	2,444,630
Everest Re Group Ltd.	83,146	7,444,061
Fidelity National Financial Inc.	290,912	5,332,417
First American Corp.	120,312	4,083,389
Genworth Financial Inc. Class A	572,430	12,959,815
Hanover Insurance Group Inc. (The)	64,321	2,646,166
Hartford Financial Services Group Inc. (The)	416,609	31,566,464
HCC Insurance Holdings Inc.	83,255	1,889,056
Lincoln National Corp.	356,311	18,528,172
Loews Corp.	573,108	23,050,404
Markel Corp.(a)	13,126	5,775,046
Marsh & McLennan Companies Inc.	684,399	16,665,116
MBIA Inc.(b)	310,782	3,797,756
Mercury General Corp.	34,883	1,545,666
MetLife Inc.	620,439	37,387,654
MGIC Investment Corp.(b)	108,421	1,141,673
Nationwide Financial Services Inc. Class A	69,485	3,285,251
Old Republic International Corp.	304,145	3,926,512
OneBeacon Insurance Group Ltd.	37,631	715,742
PartnerRe Ltd.	58,165	4,437,989
Philadelphia Consolidated Holding Corp.(a)	17,257	555,675
PMI Group Inc. (The)	106,503	619,847
Principal Financial Group Inc.	332,672	18,536,484
Progressive Corp. (The)	918,889	14,766,546
Protective Life Corp.	91,843	3,725,152
Prudential Financial Inc.	437,800	34,257,850
Radian Group Inc.(b)	104,499	686,558
Reinsurance Group of America Inc.	38,357	2,088,155
RenaissanceRe Holdings Ltd.	86,707	4,500,960
Safeco Corp.	118,263	5,189,380
StanCorp Financial Group Inc.	64,908	3,096,761
Torchmark Corp.	119,416	7,178,096
Transatlantic Holdings Inc.	22,619	1,500,771
Travelers Companies Inc. (The)	816,124	39,051,533
Unitrin Inc.	60,152	2,125,772
Unum Group	474,908	10,452,725
W.R. Berkley Corp.	154,452	4,276,776
Wesco Financial Corp.	1,837	742,148
White Mountains Insurance Group Ltd.	12,006	5,762,880
XL Capital Ltd. Class A	216,187	6,388,326

		622,872,095
INTERNET – 0.37%
Expedia Inc.(a)	250,850	5,491,107
IAC/InterActiveCorp(a)	213,799	4,438,467
Liberty Media Corp. - Liberty Interactive Group Series A(a)	320,121	5,166,753
Symantec Corp.(a)	953,702	15,850,527

		30,946,854
INVESTMENT COMPANIES – 0.15%
Allied Capital Corp.(b)	213,828	3,940,850
American Capital Strategies Ltd.(b)	247,377	8,450,398

		12,391,248
IRON & STEEL – 0.63%
Carpenter Technology Corp.	28,546	1,597,720
Nucor Corp.	307,588	20,836,011

Reliance Steel & Aluminum Co.	77,817	4,658,126
Steel Dynamics Inc.	166,318	5,495,147
United States Steel Corp.	155,651	19,747,442

		52,334,446
LEISURE TIME – 0.26%
Brunswick Corp.	118,380	1,890,529
Carnival Corp.	336,778	13,632,773
Royal Caribbean Cruises Ltd.(b)	175,974	5,789,545

		21,312,847
LODGING – 0.06%
Orient-Express Hotels Ltd.	2,985	128,833
Wyndham Worldwide Corp.	221,485	4,580,310

		4,709,143
MACHINERY – 0.61%
AGCO Corp.(a)	41,401	2,479,092
Deere & Co.	563,391	45,319,172
Flowserve Corp.	7,532	786,190
Gardner Denver Inc.(a)	69,641	2,583,681

		51,168,135
MANUFACTURING – 7.12%
Carlisle Companies Inc.	59,030	1,973,963
Cooper Industries Ltd.	163,450	6,562,517
Crane Co.	66,892	2,699,092
Dover Corp.	171,234	7,154,157
Eastman Kodak Co.	379,083	6,698,397
Eaton Corp.	170,032	13,546,449
General Electric Co.	12,031,001	445,267,347
Honeywell International Inc.	147,751	8,336,111
Illinois Tool Works Inc.	156,309	7,538,783
Ingersoll-Rand Co. Ltd. Class A	336,217	14,988,554
ITT Industries Inc.	209,275	10,842,538
Leggett & Platt Inc.	221,154	3,372,598
Pall Corp.	13,859	486,035
Parker Hannifin Corp.	228,600	15,835,122
Pentair Inc.	130,806	4,172,711
SPX Corp.	68,993	7,237,366
Teleflex Inc.	51,319	2,448,429
3M Co.	60,494	4,788,100
Trinity Industries Inc.(b)	13,005	346,583
Tyco International Ltd.	652,192	28,729,058

		593,023,910
MEDIA – 2.91%
Cablevision Systems Corp.(a)	195,083	4,180,629
CBS Corp. Class B	790,744	17,459,628
Central European Media Enterprises Ltd.(a)	4,001	341,005
Clear Channel Communications Inc.	513,409	15,001,811
Comcast Corp. Class A	1,503,594	29,079,508
Discovery Holding Co. Class A(a)	166,405	3,531,114
E.W. Scripps Co. Class A	118,137	4,962,935
Gannett Co. Inc.	308,920	8,974,126
Hearst-Argyle Television Inc.	34,114	703,772
Idearc Inc.	192,515	700,755
Liberty Global Inc. Class A(a)(b)	222,073	7,568,248
Liberty Media Corp.(a)	678,975	15,371,994
Liberty Media Corp. - Liberty Capital Group Series A(a)	169,005	2,660,139
McClatchy Co. (The) Class A(b)	58,532	626,292
New York Times Co. (The) Class A(b)	140,024	2,643,653
News Corp. Class A	1,016,531	19,059,956

Time Warner Cable Inc. Class A(a)	91,100	2,275,678
Time Warner Inc.	4,007,264	56,181,841
Walt Disney Co. (The)	1,462,180	45,883,208
Washington Post Co. (The) Class B	7,729	5,112,734

		242,319,026
METAL FABRICATE & HARDWARE – 0.10%
Commercial Metals Co.	157,615	4,723,722
Timken Co. (The)	125,730	3,736,696

		8,460,418
MINING – 0.74%
Alcoa Inc.	1,071,309	38,631,403
Freeport-McMoRan Copper & Gold Inc.	88,233	8,489,779
Newmont Mining Corp.	326,275	14,780,258

		61,901,440
OFFICE & BUSINESS EQUIPMENT – 0.24%
Pitney Bowes Inc.	53,471	1,872,554
Xerox Corp.	1,233,716	18,468,729

		20,341,283
OFFICE FURNISHINGS – 0.00%
Steelcase Inc. Class A	22,151	244,990

		244,990
OIL & GAS – 16.11%
Anadarko Petroleum Corp.	610,252	38,464,184
Apache Corp.	435,587	52,627,621
Chesapeake Energy Corp.	269,329	12,429,533
Chevron Corp.	2,827,089	241,320,317
Cimarex Energy Co.	109,684	6,004,102
ConocoPhillips	2,149,828	163,838,392
Continental Resources Inc.(a)	20,321	648,037
Devon Energy Corp.	585,297	61,064,036
ENSCO International Inc.	14,125	884,508
EOG Resources Inc.	321,756	38,610,720
Exxon Mobil Corp.	5,601,793	473,799,651
Forest Oil Corp.(a)	103,973	5,090,518
Frontier Oil Corp.	67,677	1,844,875
Helmerich & Payne Inc.	135,533	6,352,432
Hess Corp.	365,195	32,202,895
Marathon Oil Corp.	946,480	43,159,488
Murphy Oil Corp.	247,501	20,329,732
Nabors Industries Ltd.(a)	43,797	1,479,025
Newfield Exploration Co.(a)	171,138	9,044,643
Noble Energy Inc.	192,875	14,041,300
Occidental Petroleum Corp.	1,096,763	80,250,149
Patterson-UTI Energy Inc.	206,550	5,407,479
Pioneer Natural Resources Co.	162,555	7,984,702
Plains Exploration & Production Co.(a)(b)	146,926	7,807,648
Pride International Inc.(a)	56,370	1,970,132
Rowan Companies Inc.	41,539	1,710,576
SandRidge Energy Inc.(a)	19,486	762,877
St. Mary Land & Exploration Co.	83,249	3,205,087
Unit Corp.(a)	13,816	782,676
Valero Energy Corp.	152,396	7,484,168
W&T Offshore Inc.	13,384	456,528
Western Refining Inc.	17,015	229,192

		1,341,287,223
OIL & GAS SERVICES – 0.05%
Helix Energy Solutions Group Inc.(a)	23,982	755,433

SEACOR Holdings Inc.(a)	30,045	2,564,641
Tidewater Inc.	23,530	1,296,738

		4,616,812
PACKAGING & CONTAINERS – 0.15%
Bemis Co. Inc.	139,128	3,538,025
Owens-Illinois Inc.(a)	12,534	707,294
Sealed Air Corp.	183,709	4,638,652
Sonoco Products Co.	131,395	3,761,839

		12,645,810
PHARMACEUTICALS – 3.52%
AmerisourceBergen Corp.	118,605	4,860,433
Eli Lilly and Co.	667,860	34,454,897
King Pharmaceuticals Inc.(a)	320,576	2,789,011
Merck & Co. Inc.	496,117	18,827,640
Omnicare Inc.	140,202	2,546,068
Pfizer Inc.	9,232,261	193,231,223
Watson Pharmaceuticals Inc.(a)	56,711	1,662,767
Wyeth	838,809	35,028,664

		293,400,703
PIPELINES – 0.73%
El Paso Corp.	921,632	15,335,956
Equitable Resources Inc.	38,358	2,259,286
National Fuel Gas Co.	109,557	5,172,186
ONEOK Inc.	137,226	6,124,396
Questar Corp.	149,309	8,444,917
Spectra Energy Corp.	831,524	18,917,171
Williams Companies Inc. (The)	128,886	4,250,660

		60,504,572
REAL ESTATE – 0.01%
Forestar Real Estate Group Inc.(a)	46,024	1,146,458

		1,146,458
REAL ESTATE INVESTMENT TRUSTS – 2.41%
AMB Property Corp.	131,488	7,155,577
Annaly Capital Management Inc.(b)	605,675	9,278,941
Apartment Investment and Management Co. Class A	114,507	4,100,496
AvalonBay Communities Inc.	104,845	10,119,639
Boston Properties Inc.	134,803	12,411,312
Brandywine Realty Trust	113,854	1,930,964
BRE Properties Inc. Class A	67,384	3,070,015
Camden Property Trust	69,711	3,499,492
CapitalSource Inc.	80,594	779,344
CBL & Associates Properties Inc.	86,175	2,027,698
Colonial Properties Trust	60,216	1,448,195
Developers Diversified Realty Corp.	164,534	6,890,684
Douglas Emmett Inc.	137,342	3,029,765
Duke Realty Corp.	51,311	1,170,404
Equity Residential	356,807	14,803,922
Essex Property Trust Inc.	17,301	1,971,968
Federal Realty Investment Trust	38,058	2,966,621
General Growth Properties Inc.	127,260	4,857,514
HCP Inc.	286,141	9,674,427
Health Care REIT Inc.(b)	98,507	4,445,621
Hospitality Properties Trust	122,533	4,168,573
Host Hotels & Resorts Inc.	682,152	10,859,860
HRPT Properties Trust	294,028	1,978,808
iStar Financial Inc.	180,025	2,525,751
Kimco Realty Corp.	282,651	11,071,440
Liberty Property Trust	121,316	3,774,141

Mack-Cali Realty Corp.	89,437	3,193,795
ProLogis	41,864	2,464,115
Public Storage	151,596	13,434,438
Regency Centers Corp.	91,799	5,944,903
Simon Property Group Inc.	129,962	12,074,769
SL Green Realty Corp.	77,603	6,322,316
Taubman Centers Inc.	31,420	1,636,982
Thornburg Mortgage Inc.(b)	222,626	235,984
Vornado Realty Trust	175,646	15,142,442

		200,460,916
RETAIL – 2.93%
AnnTaylor Stores Corp.(a)	16,809	406,442
AutoNation Inc.(a)(b)	181,510	2,717,205
Barnes & Noble Inc.	57,228	1,754,038
BJ’s Wholesale Club Inc.(a)	85,461	3,050,103
Circuit City Stores Inc.(b)	125,367	498,961
Copart Inc.(a)	5,803	224,924
Costco Wholesale Corp.	183,439	11,918,032
CVS Caremark Corp.	903,172	36,587,498
Dillard’s Inc. Class A(b)	74,843	1,288,048
Foot Locker Inc.	202,963	2,388,875
Gap Inc. (The)	726,479	14,297,107
Home Depot Inc.	933,796	26,118,274
Macy’s Inc.	573,345	13,221,336
McDonald’s Corp.	1,245,450	69,458,747
OfficeMax Inc.	53,531	1,024,583
Penske Automotive Group Inc.	73,457	1,429,473
RadioShack Corp.	53,602	871,033
Rite Aid Corp.(a)(b)	905,762	2,662,940
Saks Inc.(a)	25,554	318,658
Sears Holdings Corp.(a)(b)	91,456	9,336,743
Wal-Mart Stores Inc.	843,674	44,444,746

		244,017,766
SAVINGS & LOANS – 0.52%
Astoria Financial Corp.	114,344	3,105,583
Capitol Federal Financial	8,741	327,613
Guaranty Financial Group Inc.(a)	46,024	488,775
Hudson City Bancorp Inc.	431,641	7,631,413
New York Community Bancorp Inc.	423,521	7,716,553
People’s United Financial Inc.	144,445	2,500,343
Sovereign Bancorp Inc.	562,141	5,239,154
TFS Financial Corp.	114,024	1,371,709
Washington Federal Inc.	114,202	2,608,374
Washington Mutual Inc.	1,161,310	11,961,493

		42,951,010
SEMICONDUCTORS – 0.27%
Advanced Micro Devices Inc.(a)(b)	469,560	2,765,708
Atmel Corp.(a)	588,793	2,049,000
Cree Inc.(a)(b)	82,701	2,312,320
Fairchild Semiconductor International Inc. Class A(a)	95,650	1,140,148
Integrated Device Technology Inc.(a)	158,236	1,413,047
International Rectifier Corp.(a)	73,255	1,574,983
Intersil Corp. Class A	76,688	1,968,581
LSI Corp.(a)	357,156	1,767,922
Micron Technology Inc.(a)	668,851	3,993,040
Novellus Systems Inc.(a)	47,671	1,003,475
QLogic Corp.(a)	18,822	288,918
Rambus Inc.(a)	28,546	665,407
Teradyne Inc.(a)	112,789	1,400,839

		22,343,388

SOFTWARE – 0.16%
CA Inc.	202,737	4,561,583
Compuware Corp.(a)	67,408	494,775
Fair Isaac Corp.	59,207	1,274,135
Fidelity National Information Services Inc.	39,710	1,514,539
IMS Health Inc.	24,996	525,166
Metavante Technologies Inc.(a)	112,923	2,257,331
MSCI Inc. Class A(a)	2,863	85,174
Novell Inc.(a)	403,539	2,538,260
VMware Inc. Class A(a)(b)	8,817	377,544

		13,628,507
TELECOMMUNICATIONS – 6.66%
ADC Telecommunications Inc.(a)	153,166	1,850,245
AT&T Inc.	8,110,655	310,638,087
CenturyTel Inc.	143,687	4,776,156
Citizens Communications Co.	370,726	3,888,916
Clearwire Corp. Class A(a)(b)	30,051	445,055
CommScope Inc.(a)	6,312	219,847
Crown Castle International Corp.(a)	55,161	1,902,503
Embarq Corp.	198,871	7,974,727
JDS Uniphase Corp.(a)	131,051	1,754,773
Juniper Networks Inc.(a)	190,918	4,772,950
Motorola Inc.	3,045,781	28,325,763
Qwest Communications International Inc.	2,118,068	9,594,848
Sprint Nextel Corp.	3,701,366	24,762,139
TeleCorp PCS Inc. Escrow(c)	4,031	0
Telephone and Data Systems Inc.	74,388	2,921,217
Tellabs Inc.(a)	528,153	2,878,434
United States Cellular Corp.(a)	14,854	816,970
Verizon Communications Inc.	3,797,864	138,432,143
Virgin Media Inc.	387,462	5,451,590
Windstream Corp.	280,951	3,357,364

		554,763,727
TEXTILES – 0.08%
Cintas Corp.	42,194	1,204,217
Mohawk Industries Inc.(a)(b)	72,776	5,211,489

		6,415,706
TOYS, GAMES & HOBBIES – 0.11%
Hasbro Inc.	127,818	3,566,122
Mattel Inc.	265,636	5,286,156

		8,852,278
TRANSPORTATION – 0.96%
Alexander & Baldwin Inc.	57,090	2,459,437
Burlington Northern Santa Fe Corp.	26,894	2,480,165
Con-way Inc.	12,895	638,045
CSX Corp.	439,932	24,666,987
FedEx Corp.	65,462	6,066,364
Kansas City Southern Industries Inc.(a)(b)	39,956	1,602,635
Norfolk Southern Corp.	254,550	13,827,156
Overseas Shipholding Group Inc.	40,923	2,866,247
Ryder System Inc.	76,466	4,657,544
Teekay Corp.	53,132	2,256,516
Union Pacific Corp.	136,815	17,153,865
YRC Worldwide Inc.(a)(b)	75,536	991,032

		79,665,993
TRUCKING & LEASING – 0.02%
GATX Corp.	38,323	1,497,280

		1,497,280

WATER – 0.04%
Aqua America Inc.(b)	161,996	3,042,285

		3,042,285

TOTAL COMMON STOCKS
(Cost: $9,432,482,866)		8,309,297,655

Security	Shares	Value
SHORT-TERM INVESTMENTS – 1.68%

MONEY MARKET FUNDS – 1.68%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.18%, 04/01/08(d)(e)	14,066,163	14,066,163
BGI Cash Premier Fund LLC
3.22%, 04/01/08(d)(e)(f)	125,519,251	125,519,251

		139,585,414

TOTAL SHORT-TERM INVESTMENTS
(Cost: $139,585,414)		139,585,414

TOTAL INVESTMENTS IN SECURITIES – 101.46%
(Cost: $9,572,068,280)		8,448,883,069

SHORT POSITIONS(g) – (0.01)%
COMMON STOCKS – (0.01)%
Fairpoint Communications Inc.	(71,627)	(646,076)

		(646,076)

TOTAL SHORT POSITIONS
(Proceeds: $646,069)		(646,076)
Other Assets, Less Liabilities – (1.45)%		(120,604,606)

NET ASSETS – 100.00%		$8,327,632,387

NVS - Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.

(d)	Affiliated issuer. See Note 2.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

(f)	This security represents an investment of securities lending collateral. See Note 5.

(g)	See Note 1.

See notes to financial statements.

Schedule of Investments

iSHARES® RUSSELL 2000 INDEX FUND

March 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.80%

ADVERTISING – 0.17%
Gaiam Inc.(a)	158,718	$2,748,996
Greenfield Online Inc.(a)	198,906	2,359,025
inVentiv Health Inc.(a)	284,370	8,192,700
Marchex Inc. Class B(b)	256,122	2,556,098
ValueVision Media Inc. Class A(a)	282,600	1,565,604

		17,422,423
AEROSPACE & DEFENSE – 1.20%
AAR Corp.(a)	340,986	9,298,688
AeroVironment Inc.(a)	67,343	1,377,164
Argon ST Inc.(a)	119,792	2,037,662
Curtiss-Wright Corp.	404,904	16,795,418
Esterline Technologies Corp.(a)	267,334	13,465,614
GenCorp Inc.(a)(b)	512,603	5,274,685
HEICO Corp.(b)	233,472	11,381,760
Innovative Solutions and Support Inc.(a) (b)	114,141	1,206,470
Kaman Corp.	222,564	6,296,336
Moog Inc. Class A(a)	346,357	14,619,729
MTC Technologies Inc.(a)	85,221	2,026,555
Orbital Sciences Corp.(a)	542,256	13,068,370
Teledyne Technologies Inc.(a)(b)	319,588	15,020,636
TransDigm Group Inc.(a)	90,502	3,353,099
Triumph Group Inc.	150,522	8,569,217

		123,791,403
AGRICULTURE – 0.40%
Alico Inc.	32,636	1,440,879
Alliance One International Inc.(a)	874,949	5,284,692
Andersons Inc. (The)	142,426	6,353,624
Cadiz Inc.(a)	109,261	1,680,434
Maui Land & Pineapple Co. Inc.(a)	40,045	1,277,035
Tejon Ranch Co.(a)	101,439	3,785,703
Universal Corp.	247,069	16,190,432
Vector Group Ltd.(b)	283,822	4,992,429

		41,005,228
AIRLINES – 0.43%
AirTran Holdings Inc.(a)(b)	834,681	5,508,895
Alaska Air Group Inc.(a)	348,193	6,831,547
Allegiant Travel Co.(a)(b)	47,965	1,267,235
ExpressJet Holdings Inc.(a)(b)	489,065	1,286,241
JetBlue Airways Corp.(a)(b)	1,633,512	9,474,370
Pinnacle Airlines Corp.(a)(b)	169,734	1,481,778
Republic Airways Holdings Inc.(a)	292,186	6,328,749
SkyWest Inc.	556,431	11,751,823

		43,930,638

APPAREL – 1.20%
Carter’s Inc.(a)	533,086	8,609,339
Cherokee Inc.(b)	68,379	2,302,321
Columbia Sportswear Co.(b)	126,171	5,555,309
Deckers Outdoor Corp.(a)(b)	116,749	12,587,877
G-III Apparel Group Ltd.(a)	118,042	1,584,124
Gymboree Corp.(a)	262,041	10,450,195
Heelys Inc.(a)(b)	58,115	249,313
Iconix Brand Group Inc.(a)	463,047	8,033,865
K-Swiss Inc. Class A	236,986	3,749,119
Maidenform Brands Inc.(a)	210,421	3,423,550
NexCen Brands Inc.(a)	414,277	1,420,970
Oxford Industries Inc.	126,878	2,858,561
Perry Ellis International Inc.(a)	103,338	2,255,869
Quiksilver Inc.(a)	1,136,646	11,150,497
SKECHERS U.S.A. Inc. Class A(a)	186,398	3,767,104
Steven Madden Ltd.(a)	186,645	3,197,229
Timberland Co. Class A(a)	430,753	5,914,239
True Religion Apparel Inc.(a)(b)	128,308	2,380,113
Volcom Inc.(a)(b)	134,517	2,718,589
Warnaco Group Inc. (The)(a)	423,237	16,692,467
Weyco Group Inc.	66,990	1,987,593
Wolverine World Wide Inc.	457,232	13,264,300

		124,152,543
AUTO MANUFACTURERS – 0.04%
Force Protection Inc.(a)(b)	623,990	1,254,220
Wabash National Corp.	279,594	2,513,550

		3,767,770
AUTO PARTS & EQUIPMENT – 0.98%
Accuride Corp.(a)	213,927	1,749,923
Aftermarket Technology Corp.(a)	200,062	3,889,205
American Axle & Manufacturing Holdings Inc.	409,073	8,385,996
Amerigon Inc. Class A(a)	198,370	2,935,876
ArvinMeritor Inc.	653,699	8,177,774
Commercial Vehicle Group Inc.(a)	196,958	1,951,854
Cooper Tire & Rubber Co.	563,454	8,434,906
Exide Technologies Inc.(a)	682,722	8,943,658
Hayes Lemmerz International Inc.(a)	916,870	2,558,067
Lear Corp.(a)	701,054	18,164,309
Miller Industries Inc.(a)	90,107	867,730
Modine Manufacturing Co.	295,345	4,279,549
Noble International Ltd.	106,407	665,044
Spartan Motors Inc.	294,763	2,493,695
Standard Motor Products Inc.	142,302	870,888
Superior Industries International Inc.	208,083	4,317,722
Tenneco Inc.(a)	423,178	11,823,593
Titan International Inc.	220,631	6,753,515
Visteon Corp.(a)	1,186,991	4,463,086

		101,726,390
BANKS – 6.05%
AMCORE Financial Inc.	200,967	4,089,678
AmericanWest Bancorporation	157,756	1,375,632
Ameris Bancorp	122,897	1,973,726
BancFirst Corp.	72,739	3,329,991
Banco Latinoamericano de Exportaciones SA Class E	249,418	3,841,037
Bancorp Inc. (The)(a)	104,759	1,265,489
Bank Mutual Corp.	455,547	4,892,575
Bank of the Ozarks Inc.	111,175	2,657,082
Banner Corp.	141,601	3,262,487
Boston Private Financial Holdings Inc.	337,820	3,577,514
Capital City Bank Group Inc.(b)	112,476	3,261,804

Capital Corp of the West	86,434	693,201
Capitol Bancorp Ltd.	130,131	2,750,969
Cascade Bancorp(b)	206,151	1,970,804
Cass Information Systems Inc.	62,997	1,988,185
Cathay General Bancorp	467,895	9,699,463
Centennial Bank Holdings Inc.(a)(b)	467,000	2,932,760
Center Financial Corp.	90,993	824,397
Central Pacific Financial Corp.	262,737	4,952,592
Chemical Financial Corp.	226,576	5,401,572
Citizens Republic Bancorp Inc.	692,202	8,604,071
City Bank	124,203	2,766,001
City Holding Co.	150,340	5,998,566
CoBiz Financial Inc.	168,095	2,188,597
Columbia Banking System Inc.	163,615	3,661,704
Community Bancorp(a)	94,492	1,281,312
Community Bank System Inc.	274,686	6,746,288
Community Trust Bancorp Inc.	139,207	4,078,765
Corus Bankshares Inc.(b)	356,804	3,471,703
CVB Financial Corp.	605,959	6,308,033
Enterprise Financial Services Corp.(b)	94,637	2,365,925
F.N.B. Corp. (Pennsylvania)	551,908	8,615,284
First Bancorp (North Carolina)	109,007	2,172,510
First BanCorp (Puerto Rico)	844,865	8,583,828
First Busey Corp. Class A(b)	237,658	5,019,337
First Charter Corp.	321,215	8,579,653
First Commonwealth Financial Corp.	677,457	7,851,727
First Community Bancorp	222,443	5,972,595
First Community Bancshares Inc.	91,658	3,338,184
First Financial Bancorp	304,476	4,095,202
First Financial Bankshares Inc.	189,456	7,763,907
First Financial Corp.	121,045	3,725,765
First Merchants Corp.	167,831	4,789,897
First Midwest Bancorp Inc.	454,503	12,621,548
First Regional Bancorp(a)	75,652	1,240,693
1st Source Corp.	126,521	2,663,267
First South Bancorp Inc.(b)	76,388	1,718,730
First State Bancorp	187,594	2,511,884
FirstMerit Corp.	735,609	15,197,682
Fremont General Corp.(a)(b)	613,700	306,850
Frontier Financial Corp.(b)	377,459	6,673,475
Glacier Bancorp Inc.	481,592	9,232,119
Great Southern Bancorp Inc.	95,331	1,488,117
Green Bancshares Inc.	104,735	1,852,762
Hancock Holding Co.	244,532	10,275,235
Hanmi Financial Corp.	349,719	2,584,423
Harleysville National Corp.	279,797	4,034,673
Heartland Financial USA Inc.	114,964	2,432,638
Heritage Commerce Corp.	122,399	2,243,574
Home Bancshares Inc.	107,267	2,238,662
Horizon Financial Corp.	111,254	1,536,418
IBERIABANK Corp.	105,944	4,688,022
Imperial Capital Bancorp Inc.	50,837	1,099,096
Independent Bank Corp. (Massachusetts)	130,037	3,842,593
Independent Bank Corp. (Michigan)	207,774	2,156,694
Integra Bank Corp.	190,154	3,080,495
International Bancshares Corp.	468,291	10,574,011
Irwin Financial Corp.	171,048	908,265
K-Fed Bancorp	44,116	503,364
Lakeland Bancorp Inc.	181,632	2,348,502
Lakeland Financial Corp.	111,577	2,527,219
Macatawa Bank Corp.(b)	140,538	1,463,001
MainSource Financial Group Inc.	171,780	2,662,590
MB Financial Inc.	319,670	9,839,443

Midwest Banc Holdings Inc.	202,192	2,584,014
Nara Bancorp Inc.	205,485	2,669,250
National Penn Bancshares Inc.	708,271	12,883,449
NBT Bancorp Inc.	294,577	6,539,609
Northfield Bancorp Inc.(a)(b)	181,858	1,864,044
Old National Bancorp	607,179	10,929,222
Old Second Bancorp Inc.	121,910	3,237,930
Omega Financial Corp.	115,803	3,613,054
Oriental Financial Group Inc.	189,271	3,730,531
Pacific Capital Bancorp	429,755	9,239,732
Park National Corp.(b)	110,745	7,846,283
Peoples Bancorp Inc.	95,991	2,314,343
Pinnacle Financial Partners Inc.(a)	203,754	5,216,102
Preferred Bank	83,647	1,396,068
PrivateBancorp Inc.(b)	172,435	5,426,529
Prosperity Bancshares Inc.	324,451	9,298,766
Provident Bankshares Corp.	294,986	3,168,150
Renasant Corp.	193,774	4,359,915
Republic Bancorp Inc. Class A	85,430	1,612,918
Royal Bancshares of Pennsylvania Inc. Class A(b)	49,278	713,053
S&T Bancorp Inc.	226,732	7,293,968
Sandy Spring Bancorp Inc.	143,579	3,951,294
Santander BanCorp	39,699	401,357
SCBT Financial Corp.	92,789	3,136,268
Seacoast Banking Corp. of Florida(b)	134,605	1,473,925
Security Bank Corp.(b)	180,035	1,431,278
Sierra Bancorp(b)	68,746	1,485,601
Signature Bank(a)	270,877	6,907,363
Simmons First National Corp. Class A	129,595	3,852,859
South Financial Group Inc. (The)(b)	677,825	10,072,479
Southside Bancshares Inc.(b)	104,384	2,512,523
Southwest Bancorp Inc.	130,044	2,277,070
Sterling Bancorp	171,471	2,662,945
Sterling Bancshares Inc.	679,764	6,756,854
Sterling Financial Corp. (Pennsylvania)(a)	221,370	3,862,906
Sterling Financial Corp. (Washington)	468,912	7,319,716
Suffolk Bancorp	91,394	2,895,362
Sun Bancorp Inc. (New Jersey)(a)	144,567	1,903,947
Superior Bancorp(a)(b)	368,642	1,832,151
Susquehanna Bancshares Inc.	778,081	15,849,510
SVB Financial Group(a)(b)	294,611	12,856,824
SY Bancorp Inc.(b)	106,629	2,478,058
Taylor Capital Group Inc.	50,875	835,367
Texas Capital Bancshares Inc.(a)	214,009	3,612,472
Tompkins Financial Corp.	60,405	2,971,926
TriCo Bancshares	128,451	2,223,487
TrustCo Bank Corp. NY	686,012	6,098,647
Trustmark Corp.	447,827	9,977,586
UCBH Holdings Inc.	913,450	7,088,372
UMB Financial Corp.	283,091	11,663,349
Umpqua Holdings Corp.	560,045	8,686,298
Union Bankshares Corp.	120,884	2,341,523
United Bancshares Inc.	350,404	9,338,267
United Community Banks Inc.(b)	379,645	6,446,372
United Security Bancshares(b)	74,307	1,248,358
Univest Corp. of Pennsylvania	117,391	3,074,470
Virginia Commerce Bancorp Inc.(a)(b)	157,960	1,813,381
W Holding Co. Inc.(b)	1,056,531	1,257,272
Washington Trust Bancorp Inc.	103,500	2,568,870
WesBanco Inc.	230,132	5,686,562
West Coast Bancorp	144,159	2,103,280
Westamerica Bancorporation(b)	274,755	14,452,113
Western Alliance Bancorporation(a)(b)	151,833	1,952,572

Wilshire Bancorp Inc.	160,088	1,223,072
Wintrust Financial Corp.	220,427	7,703,924

		625,490,617
BEVERAGES – 0.18%
Boston Beer Co. Inc. Class A(a)	82,338	3,914,349
Coca-Cola Bottling Co. Consolidated	54,568	3,362,480
Farmer Brothers Co.	61,289	1,418,227
Green Mountain Coffee Roasters Inc.(a) (b)	156,942	4,967,214
Jones Soda Co.(a)(b)	234,482	818,342
National Beverage Corp.	92,337	708,225
Peet’s Coffee & Tea Inc.(a)	125,472	2,949,847

		18,138,684
BIOTECHNOLOGY – 2.63%
Acorda Therapeutics Inc.(a)	259,945	4,666,013
Affymax Inc.(a)(b)	38,512	543,019
Affymetrix Inc.(a)(b)	626,910	10,914,503
Alexion Pharmaceuticals Inc.(a)(b)	332,888	19,740,258
AMAG Pharmaceuticals Inc.(a)	152,884	6,181,100
American Oriental Bioengineering Inc.(a)	500,970	4,057,857
Arena Pharmaceuticals Inc.(a)(b)	660,646	4,518,819
ARIAD Pharmaceuticals Inc.(a)	632,108	2,130,204
ArQule Inc.(a)(b)	352,700	1,509,556
BioMimetic Therapeutics Inc.(a)	97,142	777,136
Bio-Rad Laboratories Inc. Class A(a)	170,719	15,185,455
Cambrex Corp.	263,386	1,825,265
Celera Group(a)	720,872	10,596,818
Cell Genesys Inc.(a)(b)	709,105	1,666,397
CryoLife Inc.(a)	223,806	2,103,776
Cytokinetics Inc.(a)	312,289	1,036,799
Encysive Pharmaceuticals Inc.(a)(b)	631,669	1,484,422
Enzo Biochem Inc.(a)(b)	282,542	2,568,307
Enzon Pharmaceuticals Inc.(a)	402,809	3,709,871
Exelixis Inc.(a)(b)	952,762	6,621,696
Genomic Health Inc.(a)(b)	124,838	2,358,190
GenVec Inc.(a)(b)	603,440	1,062,054
Geron Corp.(a)(b)	669,015	3,264,793
GTx Inc.(a)(b)	154,571	2,485,502
Halozyme Therapeutics Inc.(a)(b)	588,383	3,742,116
Human Genome Sciences Inc.(a)(b)	1,229,513	7,241,832
Illumina Inc.(a)(b)	490,044	37,194,340
Immunomedics Inc.(a)(b)	536,083	1,506,393
Incyte Corp.(a)(b)	766,926	8,060,392
Integra LifeSciences Holdings Corp.(a) (b)	164,686	7,158,900
InterMune Inc.(a)(b)	273,696	3,990,488
Keryx Biopharmaceuticals Inc.(a)(b)	398,580	239,148
Kosan Biosciences Inc.(a)(b)	387,592	608,519
LifeCell Corp.(a)(b)	309,894	13,024,845
Martek Biosciences Corp.(a)	294,541	9,004,118
Maxygen Inc.(a)	225,328	1,455,619
Medivation Inc.(a)(b)	195,609	2,783,516
Molecular Insight Pharmaceuticals Inc.(a)	46,256	312,691
Momenta Pharmaceuticals Inc.(a)	217,607	2,378,445
Myriad Genetics Inc.(a)(b)	393,586	15,857,580
Nanosphere Inc.(a)(b)	66,381	574,859
Nektar Therapeutics(a)	837,791	5,814,270
Novacea Inc.(a)	65,896	177,919
Omrix Biopharmaceuticals Inc.(a)	125,342	1,754,788
Orexigen Therapeutics Inc.(a)	84,037	865,581
Protalix BioTherapeutics Inc.(a)	21,819	57,384
Regeneron Pharmaceuticals Inc.(a)	581,938	11,167,390
RTI Biologics Inc.(a)	414,984	3,921,599

Savient Pharmaceuticals Inc.(a)(b)	485,513	9,710,260
Seattle Genetics Inc.(a)(b)	533,054	4,850,791
SuperGen Inc.(a)(b)	484,046	1,214,955
Telik Inc.(a)(b)	484,975	1,183,339
Tercica Inc.(a)	302,585	1,733,812
XOMA Ltd.(a)	1,203,266	3,116,459

		271,710,158
BUILDING MATERIALS – 0.58%
AAON Inc.	127,162	2,547,055
Apogee Enterprises Inc.	263,842	4,063,167
Builders FirstSource Inc.(a)(b)	139,203	1,010,614
China Architectural Engineering Inc.(a) (b)	46,119	251,349
Comfort Systems USA Inc.	373,937	4,864,920
Drew Industries Inc.(a)	166,103	4,062,879
Interline Brands Inc.(a)	253,091	4,694,838
LSI Industries Inc.	168,735	2,228,989
NCI Building Systems Inc.(a)	184,181	4,457,180
PGT Inc.(a)	95,350	261,259
Simpson Manufacturing Co. Inc.(b)	336,900	9,156,942
Texas Industries Inc.(b)	249,662	15,007,183
Trex Co. Inc.(a)(b)	108,601	855,776
U.S. Concrete Inc.(a)	313,963	1,193,059
Universal Forest Products Inc.	152,683	4,916,393

		59,571,603
CHEMICALS – 2.70%
A. Schulman Inc.	247,012	5,071,156
American Vanguard Corp.	166,339	2,767,881
Arch Chemicals Inc.	221,972	8,270,677
Balchem Corp.	163,387	3,744,830
CF Industries Holdings Inc.	505,920	52,423,430
Ferro Corp.	397,611	5,908,499
Georgia Gulf Corp.(b)	312,238	2,163,809
H.B. Fuller Co.	525,017	10,715,597
Hercules Inc.	1,065,870	19,494,762
Innophos Holdings Inc.	190,299	3,061,911
Innospec Inc.	219,726	4,658,191
Kronos Worldwide Inc.	21,642	522,654
Landec Corp.(a)	197,869	1,668,036
Minerals Technologies Inc.	174,448	10,955,334
NewMarket Corp.	130,774	9,866,898
NL Industries Inc.	65,509	715,358
Olin Corp.	673,622	13,310,771
OM Group Inc.(a)	272,505	14,862,423
PolyOne Corp.(a)	849,716	5,412,691
Rockwood Holdings Inc.(a)	320,261	10,494,953
Sensient Technologies Corp.	429,788	12,674,448
ShengdaTech Inc.(a)(b)	260,842	2,217,157
Spartech Corp.	273,661	2,312,435
Stepan Co.	57,041	2,180,677
Symyx Technologies Inc.(a)	304,976	2,287,320
Terra Industries Inc.(a)(b)	848,732	30,155,448
Tronox Inc. Class B	376,249	1,467,371
UAP Holding Corp.	368,302	14,120,699
Valhi Inc.	62,024	1,450,741
W.R. Grace & Co.(a)(b)	640,428	14,614,567
Zep Inc.	198,268	3,215,907
Zoltek Companies Inc.(a)(b)	228,205	6,051,997

		278,838,628
COAL – 0.32%
Alpha Natural Resources Inc.(a)	599,131	26,026,251

International Coal Group Inc.(a)(b)	1,159,339	7,361,803

		33,388,054
COMMERCIAL SERVICES – 6.48%
Aaron Rents Inc.	422,516	9,100,995
ABM Industries Inc.	396,440	8,896,114
Administaff Inc.	199,319	4,705,922
Advance America Cash Advance Centers Inc.	560,073	4,228,551
Advisory Board Co. (The)(a)	164,892	9,059,166
Albany Molecular Research Inc.(a)	224,209	2,721,897
American Public Education Inc.(a)	48,735	1,480,082
AMN Healthcare Services Inc.(a)	317,238	4,891,810
Arbitron Inc.	257,779	11,125,742
Arrowhead Research Corp.(a)(b)	308,392	872,749
Bankrate Inc.(a)(b)	102,829	5,130,139
Barrett Business Services Inc.	67,419	1,154,887
BearingPoint Inc.(a)(b)	1,901,958	3,195,289
Bowne & Co. Inc.	253,097	3,859,729
Bright Horizons Family Solutions Inc.(a)	239,148	10,292,930
Capella Education Co.(a)	98,237	5,363,740
Cardtronics Inc.(a)	111,053	774,039
CBIZ Inc.(a)	434,333	3,526,784
CDI Corp.	117,949	2,954,622
Cenveo Inc.(a)	489,496	5,120,128
Chemed Corp.	218,514	9,221,291
Clayton Holdings Inc.(a)(b)	107,910	500,702
Coinstar Inc.(a)(b)	254,081	7,149,839
Compass Diversified Holdings	192,565	2,532,230
Consolidated Graphics Inc.(a)	77,970	4,370,218
Corinthian Colleges Inc.(a)(b)	791,174	5,720,188
Cornell Companies Inc.(a)	96,626	2,170,220
CorVel Corp.(a)	69,175	2,116,063
CoStar Group Inc.(a)(b)	175,665	7,553,595
CPI Corp.	47,326	817,320
CRA International Inc.(a)	100,525	3,230,873
Cross Country Healthcare Inc.(a)	294,188	3,639,106
Deluxe Corp.	473,393	9,093,880
DeVry Inc.	548,015	22,928,948
Diamond Management & Technology Consultants Inc.	242,834	1,566,279
Dollar Financial Corp.(a)	147,176	3,385,048
Dollar Thrifty Automotive Group Inc.(a) (b)	196,307	2,677,627
DynCorp International Inc.(a)	228,713	3,814,933
Electro Rent Corp.	159,033	2,409,350
Emergency Medical Services LP(a)(b)	85,349	2,107,267
Euronet Worldwide Inc.(a)	419,708	8,083,576
ExlService Holdings Inc.(a)	206,720	4,746,291
Exponent Inc.(a)	135,372	4,445,616
First Advantage Corp. Class A(a)	67,421	1,428,651
Forrester Research Inc.(a)	138,323	3,676,625
FTI Consulting Inc.(a)(b)	433,259	30,778,719
Gartner Inc.(a)	596,691	11,540,004
GEO Group Inc. (The)(a)(b)	460,948	13,109,361
Gevity HR Inc.	222,168	1,923,975
Global Cash Access Inc.(a)	402,489	2,358,586
Great Lakes Dredge & Dock Corp.	107,400	555,258
H&E Equipment Services Inc.(a)	162,826	2,046,723
Healthcare Services Group Inc.	380,536	7,854,263
HealthSpring Inc.(a)	438,207	6,169,955
Heartland Payment Systems Inc.(b)	149,914	3,449,521
Heidrick & Struggles International Inc.	164,705	5,357,854
HMS Holdings Corp.(a)	199,180	5,686,589
Hudson Highland Group Inc.(a)	231,931	1,964,456
Huron Consulting Group Inc.(a)	170,530	7,085,521

ICT Group Inc.(a)	73,258	739,173
Integrated Electrical Services Inc.(a)	122,601	1,926,062
Interactive Data Corp.	329,641	9,384,879
Jackson Hewitt Tax Service Inc.	259,882	2,980,847
K12 Inc.(a)	57,323	1,103,468
Kelly Services Inc. Class A	213,142	4,382,200
Kendle International Inc.(a)(b)	115,829	5,203,039
Kenexa Corp.(a)	214,878	3,970,945
Kforce Inc.(a)	297,188	2,627,142
Korn/Ferry International(a)	435,787	7,364,800
Landauer Inc.	84,250	4,241,145
LECG Corp.(a)	231,793	2,169,582
Lincoln Educational Services Corp.(a)	42,603	511,236
Live Nation Inc.(a)(b)	669,329	8,118,961
MAXIMUS Inc.	168,819	6,197,345
McGrath RentCorp	230,029	5,545,999
Michael Baker Corp.(a)	65,686	1,475,308
Midas Inc.(a)	132,541	2,278,380
Monro Muffler Brake Inc.	148,302	2,506,304
Morningstar Inc.(a)	117,825	7,228,564
MPS Group Inc.(a)	879,726	10,398,361
Multi-Color Corp.	74,260	1,660,454
Navigant Consulting Inc.(a)	433,528	8,228,361
Net 1 UEPS Technologies Inc.(a)	382,853	8,633,335
Odyssey Marine Exploration Inc.(a)(b)	376,932	2,031,663
On Assignment Inc.(a)	322,830	2,049,970
PAREXEL International Corp.(a)(b)	508,814	13,280,045
PeopleSupport Inc.(a)	210,299	1,917,927
PharmaNet Development Group Inc.(a)(b)	170,717	4,307,190
PHH Corp.(a)	489,201	8,526,773
Premier Exhibitions Inc.(a)(b)	266,416	1,609,153
Pre-Paid Legal Services Inc.(a)	76,423	3,241,099
Protection One Inc.(a)(b)	58,330	559,385
Providence Service Corp. (The)(a)	107,735	3,232,050
QC Holdings Inc.	72,338	654,659
Rent-A-Center Inc.(a)	609,363	11,181,811
Resources Connection Inc.	414,726	7,411,154
Riskmetrics Group Inc.(a)	196,884	3,809,705
Rollins Inc.	387,617	6,856,945
RSC Holdings Inc.(a)(b)	191,544	2,087,830
SAIC Inc.(a)	1,525,184	28,353,171
Senomyx Inc.(a)(b)	279,169	1,647,097
Sotheby’s Holdings Inc. Class A	604,156	17,466,150
Source Interlink Companies Inc.(a)(b)	310,706	590,341
Spherion Corp.(a)	515,298	3,153,624
Standard Parking Corp.(a)	89,703	1,880,175
Steiner Leisure Ltd.(a)	147,578	4,870,074
Stewart Enterprises Inc. Class A	868,100	5,573,202
Strayer Education Inc.	132,814	20,254,135
SuccessFactors Inc.(a)(b)	97,486	951,463
Team Inc.(a)	144,928	3,956,534
TeleTech Holdings Inc.(a)	381,456	8,567,502
TNS Inc.(a)	221,796	4,577,869
TrueBlue Inc.(a)	401,635	5,397,974
Universal Technical Institute Inc.(a) (b)	193,106	2,265,133
Valassis Communications Inc.(a)	437,522	4,747,114
Viad Corp.	192,434	6,929,548
VistaPrint Ltd.(a)(b)	394,408	13,784,560
Volt Information Sciences Inc.(a)	121,436	2,059,555
Watson Wyatt Worldwide Inc.	390,935	22,185,561
Wright Express Corp.(a)	365,129	11,220,414

		669,786,281

COMPUTERS – 2.27%
Agilysys Inc.	215,893	2,504,359
Ansoft Corp.(a)	155,816	4,755,504
CACI International Inc. Class A(a)(b)	282,436	12,864,960
CIBER Inc.(a)	497,351	2,437,020
Compellent Technologies Inc.(a)	60,095	751,187
COMSYS IT Partners Inc.(a)	161,675	1,367,770
Comtech Group Inc.(a)(b)	180,243	1,944,822
Cray Inc.(a)	294,611	1,755,882
Data Domain Inc.(a)(b)	82,112	1,954,266
Echelon Corp.(a)(b)	274,351	3,703,738
Electronics For Imaging Inc.(a)(b)	495,364	7,390,831
Hutchinson Technology Inc.(a)	238,774	3,798,894
iGATE Corp.(a)	197,786	1,408,236
IHS Inc. Class A(a)	306,864	19,734,424
Imation Corp.	301,384	6,853,472
Immersion Corp.(a)	276,711	1,967,415
Integral Systems Inc.	86,177	2,518,954
Intervoice Inc.(a)	355,626	2,830,783
Isilon Systems Inc.(a)	77,288	377,165
Jack Henry & Associates Inc.	719,726	17,755,640
Limelight Networks Inc.(a)(b)	166,788	540,393
LivePerson Inc.(a)(b)	366,524	1,136,224
Magma Design Automation Inc.(a)	372,365	3,563,533
Manhattan Associates Inc.(a)	233,827	5,361,653
Mentor Graphics Corp.(a)	819,770	7,238,569
Mercury Computer Systems Inc.(a)(b)	201,574	1,132,846
MICROS Systems Inc.(a)	740,806	24,935,530
MTS Systems Corp.	161,685	5,215,958
Ness Technologies Inc.(a)	312,443	2,965,084
Netezza Corp.(a)	92,337	874,431
On2 Technologies Inc.(a)(b)	1,471,660	1,501,093
Palm Inc.(b)	944,126	4,720,630
Perot Systems Corp. Class A(a)(b)	797,623	11,996,250
Quantum Corp.(a)	1,793,502	3,838,094
Rackable Systems Inc.(a)	262,728	2,396,079
Radiant Systems Inc.(a)	240,777	3,363,655
RadiSys Corp.(a)	202,189	2,040,087
Rimage Corp.(a)	92,699	2,030,108
SI International Inc.(a)	119,453	2,292,303
Sigma Designs Inc.(a)(b)	270,394	6,129,832
Silicon Graphics Inc.(a)(b)	58,316	691,628
Silicon Storage Technology Inc.(a)	834,625	2,186,717
SMART Modular Technologies (WWH) Inc.(a)	459,864	2,855,755
SRA International Inc. Class A(a)	377,587	9,179,140
STEC Inc.(a)	298,284	1,846,378
Stratasys Inc.(a)	189,081	3,365,642
Super Micro Computer Inc.(a)	85,264	711,954
Sykes Enterprises Inc.(a)	300,836	5,291,705
Synaptics Inc.(a)(b)	219,765	5,247,988
Syntel Inc.	115,542	3,079,194
3D Systems Corp.(a)(b)	160,889	2,363,458
3PAR Inc.(a)	67,358	455,340
Tyler Technologies Inc.(a)	356,051	4,977,593
Virtusa Corp.(a)	39,773	388,184

		234,588,350
COSMETICS & PERSONAL CARE – 0.18%
Chattem Inc.(a)(b)	154,932	10,278,189
Elizabeth Arden Inc.(a)	223,585	4,460,521
Inter Parfums Inc.	79,347	1,751,982
Revlon Inc. Class A(a)	1,784,369	1,730,838

		18,221,530

DISTRIBUTION & WHOLESALE – 1.04%
Beacon Roofing Supply Inc.(a)(b)	405,843	4,058,430
BlueLinx Holdings Inc.(b)	104,420	531,498
BMP Sunstone Corp.(a)(b)	280,064	2,145,290
Brightpoint Inc.(a)	464,880	3,886,397
Building Materials Holding Corp.(b)	267,096	1,169,880
Central European Distribution Corp.(a) (b)	323,042	18,797,814
Core-Mark Holding Co. Inc.(a)	83,519	2,400,336
Houston Wire & Cable Co.(b)	142,367	2,280,719
LKQ Corp.(a)	1,028,738	23,115,743
MWI Veterinary Supply Inc.(a)	78,168	2,756,204
NuCO2 Inc.(a)	140,740	3,908,350
Owens & Minor Inc.	370,300	14,567,602
ScanSource Inc.(a)	235,632	8,527,522
United Stationers Inc.(a)(b)	213,484	10,183,187
Watsco Inc.(b)	208,987	8,656,242

		106,985,214
DIVERSIFIED FINANCIAL SERVICES – 1.71%
Advanta Corp. Class B	340,785	2,395,719
Ampal-American Israel Corp. Class A(a) (b)	184,708	1,182,131
Asset Acceptance Capital Corp.(b)	135,322	1,303,151
Asta Funding Inc.	103,616	1,443,371
Calamos Asset Management Inc. Class A	190,029	3,093,672
Centerline Holding Co.(b)	467,433	1,897,778
Cohen & Steers Inc.(b)	159,569	4,226,983
CompuCredit Corp.(a)(b)	178,706	1,585,122
Cowen Group Inc.(a)(b)	138,669	983,163
Credit Acceptance Corp.(a)(b)	46,153	716,756
Duff & Phelps Corp. Class A(a)	86,869	1,562,773
Encore Capital Group Inc.(a)	145,184	987,251
Epoch Holding Corp.	78,569	941,257
eSpeed Inc.(a)	176,790	2,061,371
Evercore Partners Inc. Class A	85,154	1,511,483
FBR Capital Markets Corp.(a)	282,202	1,904,863
FCStone Group Inc.(a)	80,372	2,226,304
Federal Agricultural Mortgage Corp.	94,687	2,471,331
Financial Federal Corp.	237,470	5,179,221
Friedman Billings Ramsey Group Inc. Class A	1,287,834	2,189,318
GAMCO Investors Inc. Class A	50,324	2,534,317
GFI Group Inc.	146,236	8,379,323
Greenhill & Co. Inc.(b)	163,267	11,356,853
Interactive Brokers Group Inc.(a)(b)	365,705	9,387,647
KBW Inc.(a)(b)	267,389	5,895,927
Knight Capital Group Inc. Class A(a)	887,692	14,416,118
LaBranche & Co. Inc.(a)	488,270	2,123,974
Landenburg Thalmann Financial Services Inc.(a)	885,928	1,656,685
MarketAxess Holdings Inc.(a)	284,416	2,827,095
National Financial Partners Corp.(b)	344,659	7,744,488
Nelnet Inc. Class A	159,022	1,868,508
NewStar Financial Inc.(a)(b)	169,768	879,398
Ocwen Financial Corp.(a)(b)	326,148	1,448,097
optionsXpress Holdings Inc.	399,543	8,274,536
Penson Worldwide Inc.(a)(b)	121,290	1,119,507
Piper Jaffray Companies(a)	159,797	5,426,706
Portfolio Recovery Associates Inc.(b)	137,805	5,910,456
Pzena Investment Management Inc.	54,843	620,823
Sanders Morris Harris Group Inc.	171,052	1,395,784
Stifel Financial Corp.(a)(b)	136,613	6,133,924
SWS Group Inc.	204,157	2,496,840
Thomas Weisel Partners Group Inc.(a)	198,446	1,313,713
TradeStation Group Inc.(a)	265,803	2,264,642

U.S. Global Investors Inc. Class A(b)	108,479	1,468,806
W.P. Stewart & Co. Ltd.(b)	198,710	385,497
Waddell & Reed Financial Inc. Class A	767,120	24,647,566
World Acceptance Corp.(a)	159,686	5,085,999

		176,926,247
ELECTRIC – 1.89%
ALLETE Inc.	234,299	9,048,627
Aquila Inc.(a)(b)	3,424,866	10,993,820
Avista Corp.	481,523	9,418,590
Black Hills Corp.	344,412	12,323,061
Central Vermont Public Service Corp.	92,619	2,213,594
CH Energy Group Inc.	144,339	5,614,787
Cleco Corp.	545,659	12,102,717
El Paso Electric Co.(a)	418,431	8,941,870
Empire District Electric Co. (The)	306,497	6,206,564
EnerNOC Inc.(a)(b)	38,102	434,363
IDACORP Inc.	402,027	12,909,087
ITC Holdings Corp.	443,397	23,083,248
MGE Energy Inc.	193,640	6,595,378
NorthWestern Corp.	352,236	8,583,991
Ormat Technologies Inc.	125,281	5,388,336
Otter Tail Corp.	271,807	9,619,250
Pike Electric Corp.(a)	161,513	2,249,876
PNM Resources Inc.	702,134	8,755,611
Portland General Electric Co.	278,893	6,289,037
UIL Holdings Corp.	230,263	6,937,824
UniSource Energy Corp.	321,982	7,167,319
Westar Energy Inc.	913,697	20,804,881

		195,681,831
ELECTRICAL COMPONENTS & EQUIPMENT – 0.92%
Advanced Energy Industries Inc.(a)	327,929	4,348,339
American Superconductor Corp.(a)(b)	371,238	8,609,009
Belden Inc.	411,797	14,544,670
Coleman Cable Inc.(a)(b)	77,254	849,794
Encore Wire Corp.(b)	213,960	3,896,212
Energy Conversion Devices Inc.(a)(b)	362,069	10,825,863
EnerSys Inc.(a)	195,756	4,682,484
GrafTech International Ltd.(a)(b)	953,269	15,452,490
Greatbatch Inc.(a)(b)	204,202	3,759,359
Insteel Industries Inc.	168,282	1,957,120
Littelfuse Inc.(a)	203,140	7,103,806
Medis Technologies Ltd.(a)(b)	213,946	1,940,490
Orion Energy Systems Inc.(a)	81,526	777,758
Powell Industries Inc.(a)	73,543	2,895,388
Power-One Inc.(a)	646,826	2,076,311
Superior Essex Inc.(a)	186,891	5,255,375
Universal Display Corp.(a)(b)	246,982	3,536,782
Vicor Corp.	178,428	2,130,430

		94,641,680
ELECTRONICS – 3.00%
American Science and Engineering Inc.	84,138	4,591,411
Analogic Corp.	120,991	8,050,741
Applied Energetics Inc.(a)(b)	290,259	481,830
Badger Meter Inc.	129,848	5,609,434
Bel Fuse Inc. Class B	109,180	3,041,755
Benchmark Electronics Inc.(a)	663,992	11,918,656
Brady Corp. Class A	460,608	15,398,125
Checkpoint Systems Inc.(a)	360,720	9,685,332
Cogent Inc.(a)(b)	398,688	3,759,628
CTS Corp.	317,904	3,401,573

Cubic Corp.	142,283	4,045,106
Cymer Inc.(a)(b)	276,739	7,206,284
Daktronics Inc.	291,089	5,213,404
Dionex Corp.(a)(b)	174,033	13,398,801
Eagle Test Systems Inc.(a)	111,080	1,166,340
Electro Scientific Industries Inc.(a)	267,553	4,409,273
Excel Technology Inc.(a)	101,134	2,726,573
FARO Technologies Inc.(a)	151,285	4,717,066
FEI Co.(a)(b)	331,247	7,231,122
FLIR Systems Inc.(a)(b)	1,211,980	36,468,478
ICx Technologies Inc.(a)	44,984	202,428
II-VI Inc.(a)	216,450	8,220,771
Itron Inc.(a)(b)	274,345	24,754,149
KEMET Corp.(a)	769,249	3,107,766
L-1 Identity Solutions Inc.(a)(b)	570,628	7,589,352
LoJack Corp.(a)	171,906	2,172,892
Measurement Specialties Inc.(a)	129,627	2,264,584
Methode Electronics Inc.	334,977	3,915,881
Multi-Fineline Electronix Inc.(a)	76,646	1,438,645
OSI Systems Inc.(a)	137,875	3,173,882
OYO Geospace Corp.(a)	36,676	1,665,824
Park Electrochemical Corp.	184,477	4,768,730
Plexus Corp.(a)	423,631	11,882,850
Rofin-Sinar Technologies Inc.(a)	284,267	12,763,588
Rogers Corp.(a)	161,821	5,406,440
Sonic Solutions Inc.(a)(b)	205,212	1,980,296
Stoneridge Inc.(a)	128,873	1,733,342
Taser International Inc.(a)(b)	566,475	5,324,865
Technitrol Inc.	372,719	8,620,990
TTM Technologies Inc.(a)	386,053	4,370,120
Varian Inc.(a)	280,308	16,235,439
Watts Water Technologies Inc. Class A(b)	272,029	7,624,973
Woodward Governor Co.	548,053	14,643,976
X-Rite Inc.(a)	267,034	1,594,193
Zygo Corp.(a)	138,914	1,728,090

		309,704,998
ENERGY - ALTERNATE SOURCES – 0.28%
Aventine Renewable Energy Holdings Inc.(a)(b)	276,159	1,436,027
Clean Energy Fuels Corp.(a)	92,531	1,236,214
Comverge Inc.(a)(b)	53,544	553,110
Evergreen Energy Inc.(a)(b)	771,037	1,187,397
Evergreen Solar Inc.(a)(b)	916,325	8,494,333
FuelCell Energy Inc.(a)(b)	605,852	4,028,916
Headwaters Inc.(a)(b)	360,656	4,757,053
MGP Ingredients Inc.	89,970	628,890
Nova Biosource Fuels Inc.(a)(b)	283,687	428,367
Pacific Ethanol Inc.(a)(b)	328,050	1,443,420
US BioEnergy Corp.(a)	122,576	723,198
VeraSun Energy Corp.(a)(b)	365,849	2,688,990
Verenium Corp.(a)(b)	368,353	1,296,603

		28,902,518
ENGINEERING & CONSTRUCTION – 0.57%
AECOM Technology Corp.(a)	391,691	10,187,883
Dycom Industries Inc.(a)	373,224	4,482,420
EMCOR Group Inc.(a)	582,927	12,946,809
ENGlobal Corp.(a)	151,792	1,297,822
Granite Construction Inc.	309,598	10,126,951
Insituform Technologies Inc. Class A(a) (b)	250,163	3,459,754
Layne Christensen Co.(a)	152,958	5,356,589
Perini Corp.(a)	244,023	8,840,953
Stanley Inc.(a)	73,302	2,159,477

		58,858,658

ENTERTAINMENT – 0.73%
Bally Technologies Inc.(a)	486,912	16,720,558
Bluegreen Corp.(a)(b)	192,599	1,290,413
Carmike Cinemas Inc.	114,280	1,174,798
Churchill Downs Inc.	86,298	4,076,718
Cinemark Holdings Inc.	255,224	3,264,315
Dover Downs Gaming & Entertainment Inc.	144,203	1,227,168
Great Wolf Resorts Inc.(a)	281,926	1,798,688
Isle of Capri Casinos Inc.(a)	145,154	1,037,851
Lakes Entertainment Inc.(a)	160,759	710,555
Macrovision Corp.(a)(b)	485,111	6,548,998
Magna Entertainment Corp. Class A(a)	366,742	124,692
National CineMedia Inc.	383,789	8,627,577
Pinnacle Entertainment Inc.(a)(b)	544,869	6,974,323
Shuffle Master Inc.(a)(b)	322,973	1,727,906
Six Flags Inc.(a)(b)	640,692	1,050,735
Speedway Motorsports Inc.	127,395	3,193,793
Steinway Musical Instruments Inc.(a)	72,965	2,080,962
Vail Resorts Inc.(a)(b)	287,200	13,868,888

		75,498,938
ENVIRONMENTAL CONTROL – 0.82%
American Ecology Corp.	148,021	3,749,372
Calgon Carbon Corp.(a)(b)	367,220	5,526,661
Casella Waste Systems Inc. Class A(a)	208,717	2,281,277
Clean Harbors Inc.(a)	151,391	9,840,415
Darling International Inc.(a)	738,838	9,567,952
EnergySolutions Inc.	274,324	6,292,993
Fuel Tech Inc.(a)(b)	158,830	3,256,015
Mine Safety Appliances Co.	257,080	10,589,125
Rentech Inc.(a)(b)	1,491,867	1,327,762
Tetra Tech Inc.(a)	530,391	10,347,928
Waste Connections Inc.(a)	627,817	19,299,095
Waste Holdings Inc.	46,209	1,670,455
Waste Services Inc.(a)	176,701	1,434,812

		85,183,862
FOOD – 1.72%
American Dairy Inc.(a)(b)	62,198	572,222
Arden Group Inc. Class A	11,093	1,586,299
Benihana Inc.(a)	111,439	1,255,918
Cal-Maine Foods Inc.(b)	115,300	3,848,714
Chiquita Brands International Inc.(a)	387,668	8,959,007
Flowers Foods Inc.	701,681	17,366,605
Fresh Del Monte Produce Inc.(a)	280,371	10,205,504
Great Atlantic & Pacific Tea Co. Inc. (The)(a)(b)	255,066	6,687,831
Hain Celestial Group Inc.(a)	362,822	10,703,249
Imperial Sugar Co.(b)	108,075	2,033,971
Ingles Markets Inc. Class A	113,664	2,794,998
J&J Snack Foods Corp.	128,329	3,525,198
Lance Inc.	283,531	5,557,208
M&F Worldwide Corp.(a)	110,907	4,146,813
Nash Finch Co.	122,483	4,161,972
Performance Food Group Co.(a)	322,721	10,546,522
Pilgrim’s Pride Corp.	369,489	7,474,762
Ralcorp Holdings Inc.(a)	234,709	13,648,328
Ruddick Corp.	375,650	13,846,459
Sanderson Farms Inc.(b)	154,626	5,877,334
Seaboard Corp.	3,226	5,048,690
Spartan Stores Inc.	198,212	4,132,720
Tootsie Roll Industries Inc.(b)	336,666	8,483,983

TreeHouse Foods Inc.(a)	285,186	6,519,352
United Natural Foods Inc.(a)(b)	390,805	7,311,962
Village Super Market Inc. Class A	29,998	1,544,897
Weis Markets Inc.	113,779	3,921,962
Winn-Dixie Stores Inc.(a)(b)	312,852	5,618,822

		177,381,302
FOREST PRODUCTS & PAPER – 0.59%
AbitibiBowater Inc.(b)	492,719	6,361,002
Boise Inc.(a)(b)	378,745	2,423,968
Buckeye Technologies Inc.(a)	348,320	3,887,251
Deltic Timber Corp.	95,902	5,341,741
Mercer International Inc.(a)	291,839	2,034,118
Neenah Paper Inc.	136,011	3,506,364
P.H. Glatfelter Co.	411,659	6,220,167
Potlatch Corp.	356,722	14,721,917
Rock-Tenn Co. Class A	304,429	9,123,737
Schweitzer-Mauduit International Inc.	143,661	3,324,316
Wausau Paper Corp.	406,367	3,356,591
Xerium Technologies Inc.	177,389	228,832

		60,530,004
GAS – 0.96%
EnergySouth Inc.	64,608	3,371,892
Laclede Group Inc. (The)	197,663	7,042,733
New Jersey Resources Corp.	383,877	11,919,381
Nicor Inc.	411,653	13,794,492
Northwest Natural Gas Co.	246,958	10,727,856
Piedmont Natural Gas Co.	681,953	17,908,086
South Jersey Industries Inc.	269,326	9,456,036
Southwest Gas Corp.	385,237	10,771,227
WGL Holdings Inc.	450,160	14,432,130

		99,423,833
HAND & MACHINE TOOLS – 0.30%
Baldor Electric Co.	418,287	11,712,036
Franklin Electric Co. Inc.(b)	176,640	6,035,789
Raser Technologies Inc.(a)(b)	284,988	2,448,047
Regal Beloit Corp.	292,173	10,702,297

		30,898,169
HEALTH CARE - PRODUCTS – 3.68%
Abaxis Inc.(a)	190,712	4,418,797
ABIOMED Inc.(a)	264,705	3,478,224
Accuray Inc.(a)(b)	151,417	1,182,567
Align Technology Inc.(a)(b)	541,998	6,021,598
American Medical Systems Holdings Inc.(a) (b)	658,659	9,346,371
AngioDynamics Inc.(a)	192,648	2,227,011
ArthroCare Corp.(a)(b)	251,767	8,396,429
Aspect Medical Systems Inc.(a)(b)	140,535	857,263
Bruker Corp.(a)	593,404	9,132,488
Cantel Medical Corp.(a)	104,561	1,110,438
Cepheid Inc.(a)(b)	503,688	12,284,950
Conceptus Inc.(a)(b)	269,050	4,993,568
CONMED Corp.(a)(b)	258,340	6,623,838
Cutera Inc.(a)	115,227	1,552,108
Cyberonics Inc.(a)(b)	216,143	3,134,073
Cynosure Inc. Class A(a)(b)	72,896	1,552,685
Datascope Corp.	117,575	4,871,132
ev3 Inc.(a)	424,909	3,458,759
Haemonetics Corp.(a)	242,460	14,445,767
Hansen Medical Inc.(a)(b)	86,820	1,220,689
Hologic Inc.(a)(b)	1,117,826	62,151,126

ICU Medical Inc.(a)	118,487	3,408,871
Immucor Inc.(a)	629,593	13,435,515
Insulet Corp.(a)(b)	71,241	1,025,870
Invacare Corp.	262,724	5,853,491
Inverness Medical Innovations Inc.(a) (b)	689,771	20,762,107
Kensey Nash Corp.(a)	109,514	3,170,430
LCA-Vision Inc.	174,560	2,182,000
Luminex Corp.(a)(b)	327,449	6,434,373
Masimo Corp.(a)	125,341	3,258,866
Medical Action Industries Inc.(a)	127,139	2,088,894
Mentor Corp.(b)	309,041	7,948,535
Meridian Bioscience Inc.	363,179	12,141,074
Merit Medical Systems Inc.(a)	251,046	3,974,058
Metabolix Inc.(a)	130,988	1,434,319
Micrus Endovascular Corp.(a)	137,800	1,703,208
Minrad International Inc.(a)(b)	427,700	1,005,095
Natus Medical Inc.(a)	196,476	3,566,039
Northstar Neuroscience Inc.(a)	176,704	279,192
NuVasive Inc.(a)(b)	315,450	10,886,179
NxStage Medical Inc.(a)(b)	183,855	794,254
OraSure Technologies Inc.(a)	423,593	3,096,465
Orthofix International NV(a)	151,565	6,027,740
Palomar Medical Technologies Inc.(a)	168,250	2,540,575
PSS World Medical Inc.(a)	581,452	9,686,990
Quidel Corp.(a)	263,052	4,224,615
Sirona Dental Systems Inc.(a)(b)	153,397	4,137,117
Sonic Innovations Inc.(a)	238,995	1,154,346
SonoSite Inc.(a)	151,953	4,320,024
Spectranetics Corp.(a)	285,449	2,386,354
Stereotaxis Inc.(a)(b)	236,969	1,402,856
Steris Corp.	595,784	15,984,885
SurModics Inc.(a)(b)	138,647	5,806,536
Symmetry Medical Inc.(a)	322,569	5,354,645
Thoratec Corp.(a)	487,139	6,961,216
TomoTherapy Inc.(a)	106,758	1,531,977
TranS1 Inc.(a)(b)	58,331	679,556
Vital Images Inc.(a)(b)	156,203	2,314,928
Vital Sign Inc.	99,110	5,019,921
Volcano Corp.(a)	264,688	3,308,600
West Pharmaceutical Services Inc.	301,645	13,341,758
Wright Medical Group Inc.(a)(b)	324,246	7,827,298
Zoll Medical Corp.(a)	186,601	4,961,721

		379,882,374
HEALTH CARE - SERVICES – 1.70%
Air Methods Corp.(a)	95,670	4,627,558
Alliance Imaging Inc.(a)	233,061	2,004,325
Amedisys Inc.(a)	237,210	9,331,841
American Dental Partners Inc.(a)	113,445	1,097,013
AMERIGROUP Corp.(a)	482,173	13,177,788
AmSurg Corp.(a)	279,337	6,614,700
Apria Healthcare Group Inc.(a)	398,892	7,878,117
Assisted Living Concepts Inc.(a)	531,149	3,128,468
athenahealth Inc.(a)(b)	63,669	1,507,045
Bio-Reference Laboratories Inc.(a)	101,183	2,674,267
Capital Senior Living Corp.(a)	213,254	1,716,695
Centene Corp.(a)	398,965	5,561,572
Emeritus Corp.(a)	112,343	2,343,475
Ensign Group Inc. (The)	41,504	384,742
Genoptix Inc.(a)	51,886	1,297,669
Gentiva Health Services Inc.(a)	252,496	5,494,313
HealthSouth Corp.(a)(b)	719,851	12,806,149
Healthways Inc.(a)	320,490	11,326,117

Hythiam Inc.(a)(b)	336,817	407,549
IPC The Hospitalist Co. Inc.(a)	54,730	1,082,559
Kindred Healthcare Inc.(a)	262,346	5,737,507
LHC Group Inc.(a)	132,597	2,227,630
Magellan Health Services Inc.(a)	357,467	14,187,865
Matria Healthcare Inc.(a)	195,180	4,352,514
MedCath Corp.(a)	92,505	1,683,591
Molina Healthcare Inc.(a)(b)	125,284	3,059,435
National Healthcare Corp.	63,805	3,107,303
NightHawk Radiology Holdings Inc.(a)	193,467	1,810,851
Odyssey Healthcare Inc.(a)	309,771	2,787,939
Psychiatric Solutions Inc.(a)(b)	496,343	16,835,955
RehabCare Group Inc.(a)	160,053	2,400,795
Res-Care Inc.(a)	222,547	3,816,681
Skilled Healthcare Group Inc. Class A(a)	204,011	2,240,041
Sun Healthcare Group Inc.(a)	391,989	5,150,735
Sunrise Senior Living Inc.(a)(b)	408,091	9,092,267
Triple-S Management Corp. Class B(a)	129,478	2,285,287
Virtual Radiologic Corp.(a)(b)	40,059	612,102

		175,850,460
HOLDING COMPANIES - DIVERSIFIED – 0.56%
Alternative Asset Management Acquisition Corp.(a)(b)	379,112	3,590,191
Energy Infrastructure Acquisition Corp.(a)(b)	202,409	2,013,970
Heckmann Corp.(a)	492,182	3,666,756
Hicks Acquisition Co. I Inc.(a)(b)	505,264	4,638,324
Information Services Group Inc.(a)(b)	229,805	1,185,794
Marathon Acquisition Corp.(a)(b)	346,153	2,672,301
NRDC Acquisition Corp.(a)(b)	378,997	3,482,982
NTR Acquisition Co.(a)(b)	222,533	2,129,641
Resource America Inc. Class A	119,809	1,132,195
Triplecrown Acquisition Corp.(a)	439,382	4,007,164
Walter Industries Inc.	475,906	29,805,993

		58,325,311
HOME BUILDERS – 0.38%
AMREP Corp.(b)	14,197	742,503
Beazer Homes USA Inc.(b)	358,648	3,389,224
Brookfield Homes Corp.(b)	102,534	1,722,571
Champion Enterprises Inc.(a)(b)	701,219	7,033,227
Fleetwood Enterprises Inc.(a)(b)	587,923	2,704,446
Hovnanian Enterprises Inc. Class A(a) (b)	342,475	3,630,235
M/I Homes Inc.	110,648	1,878,803
Meritage Homes Corp.(a)(b)	240,091	4,638,558
Monaco Coach Corp.	273,912	2,596,686
Palm Harbor Homes Inc.(a)(b)	89,327	469,860
Skyline Corp.	62,202	1,730,460
Standard-Pacific Corp.(b)	593,366	2,883,759
WCI Communities Inc.(a)(b)	280,260	938,871
Winnebago Industries Inc.(b)	270,132	4,565,231

		38,924,434
HOME FURNISHINGS – 0.48%
American Woodmark Corp.	100,046	2,056,946
Audiovox Corp. Class A(a)	152,592	1,629,683
DTS Inc.(a)(b)	166,564	3,997,536
Ethan Allen Interiors Inc.	224,145	6,372,442
Furniture Brands International Inc.	442,085	5,172,394
Hooker Furniture Corp.	101,686	2,271,665
Kimball International Inc. Class B	241,363	2,587,411
La-Z-Boy Inc.(b)	470,749	3,926,047
Sealy Corp.(b)	410,403	3,119,063
Tempur-Pedic International Inc.(b)	686,011	7,546,121

TiVo Inc.(a)(b)	892,083	7,814,647
Universal Electronics Inc.(a)	131,888	3,193,008

		49,686,963
HOUSEHOLD PRODUCTS & WARES – 0.78%
ACCO Brands Corp.(a)	493,756	6,700,269
American Greetings Corp. Class A	476,639	8,841,653
Blyth Inc.	219,656	4,331,616
Central Garden & Pet Co. Class A(a)	638,295	2,834,030
CSS Industries Inc.	71,933	2,514,778
Ennis Inc.	234,349	3,932,376
Fossil Inc.(a)(b)	398,988	12,185,094
Helen of Troy Ltd.(a)	277,265	4,649,734
Prestige Brands Holdings Inc.(a)	311,122	2,544,978
Russ Berrie and Co. Inc.(a)	153,116	2,152,811
Spectrum Brands Inc.(a)(b)	354,864	1,621,728
Standard Register Co. (The)	161,633	1,259,121
Tupperware Brands Corp.	561,855	21,732,551
WD-40 Co.	160,499	5,336,592

		80,637,331
HOUSEWARES – 0.05%
Libbey Inc.	130,937	2,204,979
Lifetime Brands Inc.	93,325	834,325
National Presto Industries Inc.	40,978	2,147,247

		5,186,551
INSURANCE – 3.67%
Alfa Corp.	299,109	6,574,416
American Equity Investment Life Holding Co.	520,139	4,826,890
American Physicians Capital Inc.	78,115	3,621,411
Amerisafe Inc.(a)	172,953	2,186,126
AmTrust Financial Services Inc.	234,065	3,794,194
Argo Group International Holdings Ltd.(a)	268,285	9,529,483
Aspen Insurance Holdings Ltd.	805,658	21,253,258
Assured Guaranty Ltd.(b)	733,140	17,404,744
Baldwin & Lyons Inc. Class B	73,382	1,884,450
CastlePoint Holdings Ltd.	72,090	701,436
Citizens Inc.(a)(b)	338,726	2,266,077
CNA Surety Corp.(a)	151,757	2,334,023
Commerce Group Inc.	446,872	16,114,204
Crawford & Co. Class B(a)	230,058	1,207,804
Darwin Professional Underwriters Inc.(a)	69,627	1,565,911
Delphi Financial Group Inc. Class A	396,814	11,598,873
Donegal Group Inc. Class A	119,968	2,087,443
eHealth Inc.(a)(b)	121,479	2,681,042
EMC Insurance Group Inc.	54,247	1,458,702
Employers Holdings Inc.	453,712	8,411,820
Enstar Group Ltd.(a)(b)	64,129	7,135,634
FBL Financial Group Inc. Class A	130,887	3,728,971
First Acceptance Corp.(a)	154,743	441,018
First Mercury Financial Corp.(a)	113,513	1,976,261
Flagstone Reinsurance Holdings Ltd.	124,510	1,506,571
FPIC Insurance Group Inc.(a)	83,184	3,921,294
Greenlight Capital Re Ltd.(a)(b)	98,278	1,827,971
Hallmark Financial Services Inc.(a)	41,948	468,140
Harleysville Group Inc.	134,640	4,859,158
Hilb Rogal & Hobbs Co.	336,327	10,584,211
Horace Mann Educators Corp.	376,975	6,589,523
Independence Holding Co.	56,955	678,904
Infinity Property and Casualty Corp.	149,689	6,227,062
IPC Holdings Ltd.	552,756	15,477,168
Kansas City Life Insurance Co.	42,082	2,022,461

LandAmerica Financial Group Inc.	142,180	5,611,845
Max Capital Group Ltd.	512,880	13,432,327
Meadowbrook Insurance Group Inc.	294,089	2,296,835
Midland Co. (The)	90,162	5,854,219
Montpelier Re Holdings Ltd.	881,040	14,140,692
National Interstate Corp.	47,907	1,118,628
National Western Life Insurance Co. Class A	20,657	4,478,231
Navigators Group Inc. (The)(a)	119,943	6,524,899
NYMAGIC Inc.	53,717	1,219,913
Odyssey Re Holdings Corp.	244,754	8,994,709
Phoenix Companies Inc. (The)	1,043,091	12,736,141
Platinum Underwriters Holdings Ltd.	491,654	15,959,089
PMA Capital Corp. Class A(a)	299,298	2,556,005
Presidential Life Corp.	197,529	3,444,906
Primus Guaranty Ltd.(a)(b)	414,500	1,483,910
ProAssurance Corp.(a)(b)	304,729	16,403,562
RAM Holdings Ltd.(a)(b)	164,649	373,753
RLI Corp.	178,036	8,825,245
Safety Insurance Group Inc.	147,967	5,050,114
SeaBright Insurance Holdings Inc.(a)	190,226	2,802,029
Security Capital Assurance Ltd.(b)	214,718	109,506
Selective Insurance Group Inc.	501,498	11,975,772
State Auto Financial Corp.	132,232	3,851,918
Stewart Information Services Corp.	157,488	4,408,089
Tower Group Inc.	181,871	4,577,693
Triad Guaranty Inc.(a)(b)	104,384	521,920
United America Indemnity Ltd. Class A(a)	221,031	4,257,057
United Fire & Casualty Co.	200,557	7,500,832
Universal American Corp.(a)	444,973	4,716,714
Validus Holdings Ltd.	145,089	3,399,435
Zenith National Insurance Corp.	338,256	12,129,860

		379,702,502
INTERNET – 3.46%
Ariba Inc.(a)	774,933	7,485,853
Art Technology Group Inc.(a)	1,171,560	4,545,653
AsiaInfo Holdings Inc.(a)	289,418	3,143,079
Avocent Corp.(a)	417,755	7,060,059
Blue Coat Systems Inc.(a)	299,269	6,595,889
Blue Nile Inc.(a)(b)	122,405	6,628,231
Chordiant Software Inc.(a)	297,178	1,791,983
CMGI Inc.(a)	445,489	5,907,184
CNET Networks Inc.(a)(b)	1,381,612	9,809,445
Cogent Communications Group Inc.(a)(b)	426,773	7,814,214
comScore Inc.(a)	54,263	1,088,516
Constant Contact Inc.(a)(b)	65,491	948,310
CyberSource Corp.(a)	586,593	8,570,124
DealerTrack Holdings Inc.(a)	327,565	6,623,364
Dice Holdings Inc.(a)	154,111	1,373,129
Digital River Inc.(a)(b)	377,844	11,701,829
EarthLink Inc.(a)	1,011,855	7,639,505
Equinix Inc.(a)(b)	328,737	21,857,723
eResearch Technology Inc.(a)(b)	358,826	4,456,619
FTD Group Inc.	175,919	2,360,833
Global Sources Ltd.(a)(b)	157,853	2,344,117
GSI Commerce Inc.(a)	182,921	2,405,411
Harris Interactive Inc.(a)	477,562	1,303,744
HSW International Inc.(a)	120,070	605,153
i2 Technologies Inc.(a)(b)	142,025	1,599,201
iBasis Inc.	306,014	1,254,657
iMergent Inc.(b)	105,952	1,206,793
InfoSpace Inc.	301,486	3,488,193
Internap Network Services Corp.(a)(b)	449,832	2,231,167

Internet Brands Inc. Class A(a)(b)	54,700	403,139
Internet Capital Group Inc.(a)	352,245	3,688,005
Interwoven Inc.(a)	397,994	4,250,576
iPass Inc.(a)(b)	466,088	1,407,586
j2 Global Communications Inc.(a)	450,936	10,064,892
Keynote Systems Inc.(a)	142,511	1,680,205
Knot Inc. (The)(a)	252,608	2,968,144
Lionbridge Technologies Inc.(a)	555,616	1,861,314
Liquidity Services Inc.(a)	96,168	769,344
LoopNet Inc.(a)(b)	248,899	3,161,017
MercadoLibre Inc.(a)(b)	147,133	5,850,008
Move Inc.(a)(b)	957,435	2,948,900
NetFlix Inc.(a)(b)	384,208	13,312,807
NIC Inc.	360,638	2,564,136
1-800-FLOWERS.COM Inc.(a)	221,943	1,888,735
Online Resources Corp.(a)	264,215	2,541,748
Openwave Systems Inc.	751,569	1,841,344
Orbitz Worldwide Inc.(a)	312,224	2,151,223
Overstock.com Inc.(a)(b)	151,427	1,803,496
Perficient Inc.(a)(b)	278,661	2,212,568
Priceline.com Inc.(a)(b)	346,349	41,859,740
RealNetworks Inc.(a)	879,170	5,037,644
RightNow Technologies Inc.(a)	166,052	1,976,019
S1 Corp.(a)	472,317	3,358,174
Safeguard Scientifics Inc.(a)	1,094,787	1,631,233
Sapient Corp.(a)	746,013	5,192,250
Secure Computing Corp.(a)	427,493	2,757,330
Shutterfly Inc.(a)	136,329	2,027,212
Sohu.com Inc.(a)	251,185	11,335,979
SonicWALL Inc.(a)	564,887	4,615,127
Sourcefire Inc.(a)(b)	59,730	355,991
Stamps.com Inc.(a)	149,580	1,534,691
TechTarget Inc.(a)	70,006	991,985
Terremark Worldwide Inc.(a)	464,955	2,547,953
TheStreet.com Inc.	198,834	1,606,579
TIBCO Software Inc.(a)(b)	1,742,155	12,438,987
Travelzoo Inc.(a)	63,805	704,407
TriZetto Group Inc. (The)(a)	388,954	6,491,642
United Online Inc.	609,092	6,432,012
ValueClick Inc.(a)	912,618	15,742,660
Vasco Data Security International Inc.(a)	238,174	3,258,220
Vignette Corp.(a)	232,258	3,068,128
Vocus Inc.(a)	118,754	3,135,106
Websense Inc.(a)	411,681	7,719,019

		357,027,253
INVESTMENT COMPANIES – 0.58%
Apollo Investment Corp.	1,090,614	17,264,420
Ares Capital Corp.	634,592	7,976,821
BlackRock Kelso Capital Corp.	90,360	1,078,898
Capital Southwest Corp.	27,811	3,440,777
Gladstone Capital Corp.(b)	187,958	3,516,694
Hercules Technology Growth Capital Inc.	296,264	3,217,427
Kayne Anderson Energy Development Co.	91,655	2,282,209
Kohlberg Capital Corp.	129,205	1,341,148
MCG Capital Corp.	572,120	5,200,571
MVC Capital Inc.	222,602	3,392,454
NGP Capital Resources Co.	159,620	2,620,960
Patriots Capital Funding Inc.	187,458	1,962,685
PennantPark Investment Corp.	181,219	1,542,174
Prospect Energy Corp.	214,111	3,258,769
TICC Capital Corp.	195,516	1,470,280

		59,566,287

IRON & STEEL – 0.23%
Esmark Inc.(a)(b)	119,576	1,351,209
Gibraltar Industries Inc.	229,158	2,688,023
Olympic Steel Inc.	79,581	3,589,103
Schnitzer Steel Industries Inc. Class A	199,996	14,203,716
Universal Stainless & Alloy Products Inc.(a)	60,894	1,809,161

		23,641,212
LEISURE TIME – 0.51%
Ambassadors Group Inc.	144,026	2,720,651
Ambassadors International Inc.(b)	81,149	601,314
Arctic Cat Inc.	108,750	792,787
Callaway Golf Co.	606,741	8,906,958
Life Time Fitness Inc.(a)(b)	306,146	9,554,817
Marine Products Corp.	107,383	867,655
Multimedia Games Inc.(a)(b)	212,746	1,136,064
Nautilus Inc.	285,151	938,147
Polaris Industries Inc.(b)	305,998	12,548,978
Town Sports International Holdings Inc.(a)	147,165	943,328
WMS Industries Inc.(a)(b)	371,570	13,365,373

		52,376,072
LODGING – 0.29%
Ameristar Casinos Inc.	231,402	4,223,086
Gaylord Entertainment Co.(a)	374,413	11,340,970
Lodgian Inc.(a)	164,392	1,832,971
Marcus Corp.	193,222	3,709,862
Monarch Casino & Resort Inc.(a)	109,072	1,931,665
Morgans Hotel Group Co.(a)(b)	193,355	2,865,521
MTR Gaming Group Inc.(a)(b)	189,212	1,324,484
Riviera Holdings Corp.(a)	92,688	1,910,300
Trump Entertainment Resorts Inc.(a)(b)	288,664	1,039,190

		30,178,049
MACHINERY – 2.06%
Albany International Corp. Class A	267,948	9,683,641
Altra Holdings Inc.(a)	106,008	1,425,808
Applied Industrial Technologies Inc.	393,678	11,767,035
Astec Industries Inc.(a)	171,785	6,658,387
Briggs & Stratton Corp.	451,285	8,078,001
Bucyrus International Inc. Class A(b)	341,758	34,739,701
Cascade Corp.	107,908	5,320,943
Chart Industries Inc.(a)	124,479	4,212,369
Cognex Corp.	403,964	8,818,534
Columbus McKinnon Corp.(a)	172,235	5,335,840
Flow International Corp.(a)	340,771	3,165,763
Gehl Corp.(a)(b)	95,337	1,615,009
Gerber Scientific Inc.(a)	211,948	1,884,218
Gorman-Rupp Co. (The)	131,563	4,327,107
Hardinge Inc.	102,379	1,408,735
Hurco Companies Inc.(a)	51,212	2,395,697
Intermec Inc.(a)	553,898	12,290,997
Intevac Inc.(a)	196,549	2,545,310
iRobot Corp.(a)(b)	140,692	2,407,240
Kadant Inc.(a)	127,853	3,756,321
Lindsay Corp.(b)	106,396	10,902,398
Middleby Corp. (The)(a)(b)	130,583	8,147,073
NACCO Industries Inc.	53,307	4,314,669
Nordson Corp.	307,942	16,582,677
Park-Ohio Holdings Corp.(a)	74,038	1,163,137
Robbins & Myers Inc.	257,375	8,403,294
Sauer-Danfoss Inc.	100,669	2,228,812

Tecumseh Products Co. Class A(a)	140,991	4,325,604
Tennant Co.	153,820	6,123,574
TurboChef Technologies Inc.(a)	177,804	1,159,282
Twin Disc Inc.	83,302	1,317,838
Wabtec Corp.	445,195	16,766,044

		213,271,058
MANUFACTURING – 2.08%
A.O. Smith Corp.	187,860	6,174,958
Actuant Corp. Class A	501,132	15,139,198
Acuity Brands Inc.	374,976	16,105,219
American Railcar Industries Inc.(b)	89,819	1,826,020
Ameron International Corp.	83,318	7,792,733
AptarGroup Inc.	632,752	24,633,035
AZZ Inc.(a)	106,727	3,797,347
Barnes Group Inc.	421,243	9,667,527
Blount International Inc.(a)	348,902	4,315,918
Ceradyne Inc.(a)	248,327	7,936,531
CLARCOR Inc.	468,820	16,666,551
EnPro Industries Inc.(a)	196,486	6,128,398
ESCO Technologies Inc.(a)(b)	236,933	9,410,979
Federal Signal Corp.	438,774	6,125,285
FreightCar America Inc.	111,898	3,838,101
GenTek Inc.(a)	78,876	2,372,590
Griffon Corp.(a)	273,709	2,353,897
Hexcel Corp.(a)	862,191	16,476,470
Koppers Holdings Inc.	160,365	7,105,773
Lancaster Colony Corp.	191,984	7,671,681
LSB Industries Inc.(a)	142,293	2,097,399
Matthews International Corp. Class A	288,850	13,937,012
Myers Industries Inc.	255,913	3,360,138
Polypore International Inc.(a)	137,504	2,844,958
Raven Industries Inc.	146,563	4,440,859
Reddy Ice Holdings Inc.	199,404	2,598,234
Smith & Wesson Holding Corp.(a) (b)	269,092	1,350,842
Standex International Corp.	113,423	2,533,870
Sturm, Ruger & Co. Inc.(a)	200,519	1,652,277
Tredegar Corp.	257,696	4,692,644

		215,046,444
MEDIA – 0.98%
Acacia Research Corp. - Acacia Technologies Group(a)(b)	275,426	1,583,699
Belo Corp.	774,082	8,182,047
Belo Corp. Class A(a)	154,614	1,767,238
Charter Communications Inc. Class A(a) (b)	3,745,063	3,190,794
Citadel Broadcasting Corp.(b)	1,671,615	2,774,881
CKX Inc.(a)	346,616	3,299,784
Courier Corp.	95,697	2,387,640
Cox Radio Inc. Class A(a)(b)	290,055	3,445,853
Crown Media Holdings Inc. Class A(a)(b)	146,570	757,767
Cumulus Media Inc. Class A(a)(b)	262,191	1,672,779
DG FastChannel Inc.(a)	136,774	2,623,325
Dolan Media Co.(a)	102,693	2,065,156
Emmis Communications Corp.(a)	273,121	950,461
Entercom Communications Corp.	288,611	2,865,907
Entravision Communications Corp.(a)	588,926	3,922,247
Fisher Communications Inc.(a)	57,295	1,785,312
GateHouse Media Inc.(b)	202,087	1,180,188
Gemstar-TV Guide International Inc.(a) (b)	2,289,175	10,759,122
Gray Television Inc.	384,857	2,189,836
Journal Communications Inc. Class A	388,237	2,865,189
Lee Enterprises Inc.(b)	421,298	4,217,193
Lin TV Corp. Class A(a)	249,413	2,396,859

LodgeNet Interactive Corp.(a)(b)	209,626	1,276,622
Martha Stewart Living Omnimedia Inc. Class A(a)(b)	244,395	1,815,855
Media General Inc. Class A	201,887	2,830,456
Mediacom Communications Corp.(a)(b)	463,473	2,006,838
Nexstar Broadcasting Group Inc. Class A(a)	95,862	565,586
Playboy Enterprises Inc. Class B(a)	202,836	1,689,624
PRIMEDIA Inc.	403,157	2,963,204
Radio One Inc. Class D(a)	695,463	1,057,104
Salem Communications Corp. Class A	83,586	335,180
Scholastic Corp.(a)	280,944	8,504,175
Sinclair Broadcast Group Inc. Class A	450,003	4,009,527
Spanish Broadcasting System Inc. Class A(a)	365,200	646,404
Sun-Times Media Group Inc. Class A(a)	591,616	425,964
Value Line Inc.	12,344	566,590
Westwood One Inc.(a)	642,846	1,349,977
World Wrestling Entertainment Inc.	206,874	3,849,925

		100,776,308
METAL FABRICATE & HARDWARE – 1.17%
A.M. Castle & Co.	129,021	3,483,567
Ampco-Pittsburgh Corp.	66,102	2,841,725
CIRCOR International Inc.	149,665	6,922,006
Dynamic Materials Corp.	110,610	4,778,352
Haynes International Inc.(a)	106,751	5,858,495
Kaydon Corp.	258,203	11,337,694
L.B. Foster Co. Class A(a)	96,542	4,157,099
Ladish Co. Inc.(a)	132,675	4,776,300
Lawson Products Inc.	38,368	1,057,038
Mueller Industries Inc.	338,550	9,767,167
Mueller Water Products Inc. Class A(b)	1,048,597	8,577,523
Northwest Pipe Co.(a)	81,950	3,482,055
Quanex Corp.	339,180	17,549,173
RBC Bearings Inc.(a)	193,752	7,194,012
Sun Hydraulics Corp.	102,285	2,993,882
TriMas Corp.(a)	128,492	677,153
Valmont Industries Inc.	169,993	14,940,685
Worthington Industries Inc.	592,442	9,994,497

		120,388,423
MINING – 1.24%
AMCOL International Corp.	234,271	7,316,283
Apex Silver Mines Ltd.(a)(b)	534,862	6,482,527
Brush Engineered Materials Inc.(a)	185,766	4,768,613
Century Aluminum Co.(a)	267,322	17,707,409
Coeur d’Alene Mines Corp.(a)(b)	4,462,908	18,030,148
Compass Minerals International Inc.	294,089	17,345,369
General Moly Inc.(a)(b)	445,541	3,559,873
Hecla Mining Co.(a)	1,099,321	12,268,422
Horsehead Holding Corp.(a)	51,007	590,661
Kaiser Aluminum Corp.	137,826	9,551,342
Royal Gold Inc.	233,007	7,029,821
RTI International Metals Inc.(a)	210,702	9,525,837
Stillwater Mining Co.(a)(b)	381,560	5,902,733
Uranium Resources Inc.(a)(b)	478,087	2,863,741
US Gold Corp.(a)	514,200	1,306,068
USEC Inc.(a)(b)	983,957	3,640,641

		127,889,488
OFFICE & BUSINESS EQUIPMENT – 0.05%
IKON Office Solutions Inc.	734,904	5,585,270

		5,585,270

OFFICE FURNISHINGS – 0.24%
CompX International Inc.	11,082	101,954
Herman Miller Inc.	517,536	12,715,860
Interface Inc. Class A	501,164	7,041,354
Knoll Inc.	453,753	5,236,310

		25,095,478
OIL & GAS – 4.43%
Alon USA Energy Inc.	117,830	1,792,194
Apco Argentina Inc.(b)	83,292	2,163,093
Approach Resources Inc.(a)	78,729	1,234,471
Arena Resources Inc.(a)	278,452	10,778,877
Atlas America Inc.	208,889	12,625,251
ATP Oil & Gas Corp.(a)	232,786	7,616,758
Atwood Oceanics Inc.(a)	250,615	22,986,408
Berry Petroleum Co. Class A	361,173	16,790,933
Bill Barrett Corp.(a)(b)	282,087	13,328,611
Bois d’Arc Energy Inc.(a)	166,860	3,585,821
BPZ Resources Inc.(a)(b)	559,785	12,164,128
Brigham Exploration Co.(a)	416,728	2,529,539
Bronco Drilling Co. Inc.(a)	237,651	3,828,558
Callon Petroleum Co.(a)	190,471	3,445,620
Carrizo Oil & Gas Inc.(a)	243,962	14,459,628
Clayton Williams Energy Inc.(a)	50,746	2,663,658
Comstock Resources Inc.(a)	405,987	16,361,276
Concho Resources Inc.(a)	210,892	5,407,271
Contango Oil & Gas Co.(a)	119,764	7,737,952
Crosstex Energy Inc.	337,106	11,444,749
CVR Energy Inc.(a)(b)	183,377	4,223,172
Delek US Holdings Inc.	107,911	1,367,232
Delta Petroleum Corp.(a)(b)	600,510	13,535,495
Edge Petroleum Corp.(a)(b)	258,232	1,040,675
Encore Acquisition Co.(a)(b)	485,675	19,562,989
Energy Partners Ltd.(a)	258,226	2,445,400
EXCO Resources Inc.(a)	563,166	10,418,571
FX Energy Inc.(a)	349,068	1,487,030
GeoGlobal Resources Inc.(a)(b)	290,315	809,979
GeoMet Inc.(a)	164,900	1,098,234
GMX Resources Inc.(a)	122,283	4,271,345
Goodrich Petroleum Corp.(a)(b)	174,145	5,238,282
Grey Wolf Inc.(a)	1,689,112	11,452,179
Gulfport Energy Corp.(a)	209,948	2,225,449
Harvest Natural Resources Inc.(a)	319,361	3,851,494
Mariner Energy Inc.(a)	796,488	21,513,141
McMoRan Exploration Co.(a)(b)	405,645	7,013,602
Meridian Resource Corp. (The)(a)	809,426	1,197,950
Oilsands Quest Inc.(a)(b)	1,276,579	5,029,721
Parallel Petroleum Corp.(a)	376,353	7,365,228
Parker Drilling Co.(a)(b)	1,018,398	6,578,851
Penn Virginia Corp.	374,436	16,508,883
PetroCorp Inc. Escrow(c)	26,106	3
Petrohawk Energy Corp.(a)	1,756,374	35,426,064
Petroleum Development Corp.(a)	136,026	9,422,521
PetroQuest Energy Inc.(a)	378,845	6,569,172
Pioneer Drilling Co.(a)	454,183	7,235,135
Rex Energy Corp.(a)	87,175	1,450,592
Rosetta Resources Inc.(a)	463,687	9,120,723
Stone Energy Corp.(a)	256,252	13,404,542
SulphCo Inc.(a)(b)	430,960	1,797,103
Swift Energy Co.(a)(b)	273,153	12,289,153
Toreador Resources Corp.(a)	136,593	1,062,694
TXCO Resources Inc.(a)(b)	309,075	3,826,348
VAALCO Energy Inc.(a)	542,136	2,694,416
Venoco Inc.(a)	131,284	1,525,520

Warren Resources Inc.(a)	530,828	6,300,928
Whiting Petroleum Corp.(a)(b)	384,459	24,855,274

		458,159,886
OIL & GAS SERVICES – 2.14%
Allis-Chalmers Energy Inc.(a)(b)	230,101	3,173,093
Basic Energy Services Inc.(a)	372,904	8,233,720
Cal Dive International Inc.(a)(b)	391,408	4,062,815
CARBO Ceramics Inc.(b)	185,024	7,419,462
Complete Production Services Inc.(a)	390,708	8,962,842
Dawson Geophysical Co.(a)	69,591	4,697,393
Dril-Quip Inc.(a)	243,829	11,330,734
Exterran Holdings Inc.(a)	551,403	35,587,550
Flotek Industries Inc.(a)(b)	203,300	2,966,147
Geokinetics Inc.(a)	61,322	1,111,155
Gulf Island Fabrication Inc.	98,230	2,821,166
Hercules Offshore Inc.(a)(b)	759,146	19,069,748
Hornbeck Offshore Services Inc.(a)(b)	209,698	9,576,908
ION Geophysical Corp.(a)(b)	758,177	10,462,843
Lufkin Industries Inc.	137,561	8,779,143
Matrix Service Co.(a)	243,270	4,179,379
NATCO Group Inc. Class A(a)	168,237	7,865,080
Newpark Resources Inc.(a)	822,277	4,193,613
Oil States International Inc.(a)(b)	450,014	20,165,127
RPC Inc.	295,020	4,481,354
Superior Offshore International Inc.(a) (b)	92,333	305,622
Superior Well Services Inc.(a)	143,665	3,141,954
T-3 Energy Services Inc.(a)	56,291	2,395,745
Trico Marine Services Inc.(a)	108,767	4,238,650
Union Drilling Inc.(a)	126,485	2,212,223
W-H Energy Services Inc.(a)(b)	278,168	19,151,867
Willbros Group Inc.(a)	338,655	10,362,843

		220,948,176
PACKAGING & CONTAINERS – 0.35%
AEP Industries Inc.(a)	51,469	1,558,996
Chesapeake Corp.	180,004	865,819
Graphic Packaging Holding Co.(a)	631,505	1,843,995
Greif Inc. Class A	303,451	20,613,426
Silgan Holdings Inc.	226,725	11,252,362

		36,134,598
PHARMACEUTICALS – 3.38%
ACADIA Pharmaceuticals Inc.(a)	283,829	2,571,491
Akorn Inc.(a)(b)	502,405	2,376,376
Alexza Pharmaceuticals Inc.(a)	184,059	1,266,326
Alkermes Inc.(a)(b)	918,811	10,915,475
Allos Therapeutics Inc.(a)	379,662	2,308,345
Alnylam Pharmaceuticals Inc.(a)(b)	319,915	7,805,926
Alpharma Inc. Class A(a)	396,410	10,389,906
Altus Pharmaceuticals Inc.(a)	192,813	877,299
Amicus Therapeutics Inc.(a)	45,167	483,287
Animal Health International Inc.(a)	107,399	1,174,945
Array BioPharma Inc.(a)(b)	430,223	3,015,863
Auxilium Pharmaceuticals Inc.(a)	285,664	7,638,655
Bentley Pharmaceuticals Inc.(a)	175,014	2,843,978
Biodel Inc.(a)	56,551	613,578
BioForm Medical Inc.(a)	100,510	462,346
BioMarin Pharmaceutical Inc.(a)(b)	875,759	30,975,596
Bionovo Inc.(a)(b)	474,125	602,139
Cadence Pharmaceuticals Inc.(a)	194,568	1,157,680
Caraco Pharmaceutical Laboratories Ltd.(a)	96,356	1,729,590
Cubist Pharmaceuticals Inc.(a)(b)	505,118	9,304,274

CV Therapeutics Inc.(a)(b)	544,554	3,882,670
Cypress Bioscience Inc.(a)	338,304	2,422,257
Cytrx Corp.(a)(b)	802,617	923,010
Dendreon Corp.(a)(b)	764,952	3,687,069
Discovery Laboratories Inc.(a)(b)	887,035	2,084,532
DURECT Corp.(a)(b)	679,678	3,568,310
Emergent BioSolutions Inc.(a)	54,537	486,470
HealthExtras Inc.(a)	282,487	7,016,977
Idenix Pharmaceuticals Inc.(a)(b)	225,660	1,132,813
I-Flow Corp.(a)	187,400	2,629,222
Indevus Pharmaceuticals Inc.(a)	557,295	2,658,297
Isis Pharmaceuticals Inc.(a)(b)	842,820	11,892,190
Javelin Pharmaceuticals Inc.(a)(b)	392,385	1,102,602
Jazz Pharmaceuticals Inc.(a)(b)	53,999	487,071
K-V Pharmaceutical Co. Class A(a)	323,330	8,070,317
Ligand Pharmaceuticals Inc. Class B	780,087	3,120,348
Mannatech Inc.(b)	142,321	1,014,749
MannKind Corp.(a)(b)	484,763	2,894,035
MAP Pharmaceuticals Inc.(a)	53,814	751,782
Medarex Inc.(a)(b)	1,151,533	10,191,067
Medicines Co. (The)(a)(b)	472,720	9,548,944
Medicis Pharmaceutical Corp. Class A	510,461	10,050,977
Nabi Biopharmaceuticals(a)	507,583	2,040,484
Nastech Pharmaceutical Co. Inc.(a)(b)	232,126	545,496
Neurocrine Biosciences Inc.(a)	350,101	1,890,545
Neurogen Corp.(a)	289,510	538,489
Noven Pharmaceuticals Inc.(a)(b)	226,702	2,035,784
Obagi Medical Products Inc.(a)	48,213	418,489
Onyx Pharmaceuticals Inc.(a)(b)	500,096	14,517,787
OSI Pharmaceuticals Inc.(a)(b)	527,102	19,708,344
Osiris Therapeutics Inc.(a)(b)	135,541	1,705,106
Pain Therapeutics Inc.(a)(b)	328,854	2,778,816
Par Pharmaceutical Companies Inc.(a)(b)	309,725	5,386,118
Penwest Pharmaceuticals Co.(a)	211,989	551,171
Perrigo Co.	702,529	26,506,419
PetMed Express Inc.(a)	196,113	2,174,893
PharMerica Corp.(a)	246,967	4,092,243
Poniard Pharmaceuticals Inc.(a)	208,976	700,070
POZEN Inc.(a)	233,017	2,414,056
Progenics Pharmaceuticals Inc.(a)(b)	234,016	1,528,124
Rigel Pharmaceuticals Inc.(a)	329,036	6,139,812
Salix Pharmaceuticals Ltd.(a)	433,126	2,720,031
Santarus Inc.(a)	458,741	1,178,964
Sciele Pharma Inc.(a)(b)	321,919	6,277,421
Sirtris Pharmaceuticals Inc.(a)(b)	55,314	718,529
Somaxon Pharmaceuticals Inc.(a)(b)	92,321	438,525
Sucampo Pharmaceuticals Inc.(a)	39,291	314,328
Synta Pharmaceuticals Corp.(a)(b)	45,058	364,519
Synutra International Inc.(a)(b)	42,676	1,333,625
Tiens Biotech Group (USA) Inc.(a)(b)	32,510	68,921
Trubion Pharmaceuticals Inc.(a)(b)	78,790	743,778
United Therapeutics Corp.(a)	203,274	17,623,856
USANA Health Sciences Inc.(a)(b)	77,571	1,708,889
Valeant Pharmaceuticals International(a) (b)	823,414	10,564,402
Vanda Pharmaceuticals Inc.(a)(b)	246,960	955,735
ViroPharma Inc.(a)(b)	637,989	5,703,622
VIVUS Inc.(a)	533,294	3,215,763
XenoPort Inc.(a)	197,003	7,972,711
Zymogenetics Inc.(a)(b)	355,265	3,481,597

		349,186,246
REAL ESTATE – 0.19%
Avatar Holdings Inc.(a)(b)	52,428	2,285,337

Consolidated-Tomoka Land Co.(b)	52,359	2,934,722
FX Real Estate and Entertainment Inc.(a)	53,050	311,934
Grubb & Ellis Co.	360,514	2,476,731
HFF Inc. Class A(a)	149,578	749,386
Hilltop Holdings Inc.(a)	433,883	4,512,383
Meruelo Maddux Properties Inc.(a)	420,796	1,068,822
Resource Capital Corp.(b)	199,615	1,511,086
Stratus Properties Inc.(a)	44,878	1,322,555
Tarragon Corp.(a)(b)	127,614	274,370
Thomas Properties Group Inc.	218,110	1,915,006

		19,362,332
REAL ESTATE INVESTMENT TRUSTS – 6.18%
Acadia Realty Trust(b)	293,310	7,083,437
Agree Realty Corp.	70,241	1,928,115
Alesco Financial Inc.(b)	561,344	1,616,671
Alexander’s Inc.(a)	18,288	6,483,096
Alexandria Real Estate Equities Inc.(b)	291,430	27,021,390
American Campus Communities Inc.	247,222	6,763,994
American Financial Realty Trust	1,189,209	9,442,319
Anthracite Capital Inc.(b)	586,489	3,870,827
Anworth Mortgage Asset Corp.	675,879	4,143,138
Arbor Realty Trust Inc.(b)	123,967	1,869,422
Ashford Hospitality Trust Inc.	967,231	5,493,872
Associated Estates Realty Corp.	78,320	895,981
BioMed Realty Trust Inc.	597,870	14,283,114
BRT Realty Trust(b)	68,372	957,892
Capital Trust Inc. Class A(b)	125,300	3,376,835
CapLease Inc.	399,478	3,103,944
CBRE Realty Finance Inc.	264,063	1,064,174
Cedar Shopping Centers Inc.	404,110	4,720,005
Chimera Investment Corp.(b)	304,638	3,747,047
Corporate Office Properties Trust(b)	356,725	11,989,527
Cousins Properties Inc.(b)	370,156	9,146,555
Crystal River Capital Inc.(b)	229,396	2,048,506
DCT Industrial Trust Inc.(b)	1,538,553	15,323,988
Deerfield Capital Corp.	602,047	848,886
DiamondRock Hospitality Co.	864,308	10,950,782
Digital Realty Trust Inc.(b)	515,380	18,295,990
DuPont Fabros Technology Inc.	319,678	5,271,490
EastGroup Properties Inc.	216,797	10,072,389
Education Realty Trust Inc.	255,655	3,213,583
Entertainment Properties Trust(b)	256,745	12,665,231
Equity Lifestyle Properties Inc.	183,997	9,083,932
Equity One Inc.	332,141	7,961,420
Extra Space Storage Inc.	587,616	9,513,503
FelCor Lodging Trust Inc.	569,576	6,851,999
First Industrial Realty Trust Inc.(b)	414,981	12,818,763
First Potomac Realty Trust	220,581	3,390,330
Franklin Street Properties Corp.	544,135	7,792,013
Getty Realty Corp.	158,563	2,525,909
Glimcher Realty Trust	339,589	4,061,484
GMH Communities Trust	288,715	2,506,046
Gramercy Capital Corp.(b)	227,897	4,769,884
Healthcare Realty Trust Inc.	463,043	12,108,574
Hersha Hospitality Trust	372,639	3,364,930
Highwoods Properties Inc.	520,010	16,156,711
Home Properties Inc.	303,800	14,579,362
Impac Mortgage Holdings Inc.(b)	690,797	877,312
Inland Real Estate Corp.(b)	530,507	8,069,011
Investors Real Estate Trust	516,031	5,046,783
JER Investors Trust Inc.(b)	237,091	2,010,532
Kite Realty Group Trust	189,678	2,655,492

LaSalle Hotel Properties	366,017	10,515,668
Lexington Realty Trust	560,053	8,070,364
LTC Properties Inc.	216,411	5,563,927
Luminent Mortgage Capital Inc.(b)	392,750	227,795
Maguire Properties Inc.	343,227	4,911,578
Medical Properties Trust Inc.	583,296	6,602,911
MFA Mortgage Investments Inc.	1,388,388	8,746,844
Mid-America Apartment Communities Inc.(b)	232,894	11,607,437
Mission West Properties Inc.	180,378	1,704,572
National Health Investors Inc.	212,863	6,651,969
National Retail Properties Inc.(b)	653,915	14,418,826
Nationwide Health Properties Inc.	870,646	29,384,303
Newcastle Investment Corp.(b)	380,194	3,140,402
NorthStar Realty Finance Corp.(b)	561,288	4,585,723
Omega Healthcare Investors Inc.(b)	614,149	10,661,627
Parkway Properties Inc.	144,991	5,358,867
Pennsylvania Real Estate Investment Trust	293,216	7,151,538
Post Properties Inc.(b)	398,625	15,394,898
PS Business Parks Inc.	145,493	7,551,087
RAIT Financial Trust(b)	579,121	4,019,100
Ramco-Gershenson Properties Trust	168,968	3,566,914
Realty Income Corp.(b)	923,533	23,660,915
Redwood Trust Inc.(b)	227,010	8,251,814
Saul Centers Inc.	97,642	4,905,534
Senior Housing Properties Trust(b)	867,565	20,561,291
Sovran Self Storage Inc.	197,974	8,455,470
Strategic Hotels & Resorts Inc.	679,312	8,919,367
Sun Communities Inc.	146,730	3,007,965
Sunstone Hotel Investors Inc.	569,481	9,117,391
Tanger Factory Outlet Centers Inc.	285,595	10,986,840
Universal Health Realty Income Trust	107,420	3,577,086
Urstadt Biddle Properties Inc. Class A	192,046	3,020,884
U-Store-It Trust	424,726	4,812,146
Washington Real Estate Investment Trust(b)	411,664	13,757,811
Winthrop Realty Trust Inc.	464,526	1,913,847

		638,620,901
RETAIL – 4.83%
A.C. Moore Arts & Crafts Inc.(a) (b)	187,458	1,278,464
Aeropostale Inc.(a)(b)	611,912	16,588,934
AFC Enterprises Inc.(a)	254,410	2,287,146
Asbury Automotive Group Inc.	234,270	3,223,555
Bebe Stores Inc.	232,210	2,496,258
Big 5 Sporting Goods Corp.	208,583	1,829,273
BJ’s Restaurants Inc.(a)(b)	156,056	2,248,767
Blockbuster Inc. Class A(a)(b)	1,755,369	5,722,503
Bob Evans Farms Inc.	285,112	7,866,240
Bon-Ton Stores Inc. (The)(b)	93,015	508,792
Books-A-Million Inc.	128,826	1,125,939
Borders Group Inc.(b)	535,654	3,144,289
Brown Shoe Co. Inc.	403,151	6,075,486
Buckle Inc. (The)	128,590	5,751,831
Buffalo Wild Wings Inc.(a)(b)	139,495	3,417,628
Build-A-Bear Workshop Inc.(a)	142,276	1,293,289
Cabela’s Inc. Class A(a)(b)	355,373	5,032,082
Cache Inc.(a)	93,201	1,052,239
California Pizza Kitchen Inc.(a)(b)	241,838	3,170,496
Carrols Restaurant Group Inc.(a)	90,851	811,299
Casey’s General Store Inc.	461,779	10,436,205
Cash America International Inc.	271,543	9,884,165
Casual Male Retail Group Inc.(a)	332,634	1,397,063
Cato Corp. Class A	273,534	4,086,598
CBRL Group Inc.	202,090	7,228,759

CEC Entertainment Inc.(a)	217,862	6,291,855
Charlotte Russe Holding Inc.(a)	231,492	4,014,071
Charming Shoppes Inc.(a)(b)	1,064,718	5,142,588
Children’s Place Retail Stores Inc. (The)(a)(b)	205,868	5,056,118
Chipotle Mexican Grill Inc. Class B(a)	299,722	29,100,009
Christopher & Banks Corp.	332,374	3,320,416
Citi Trends Inc.(a)	126,172	2,327,873
CKE Restaurants Inc.	522,234	5,859,465
Collective Brands Inc.(a)(b)	597,558	7,242,403
Conn’s Inc.(a)(b)	111,771	1,822,985
CSK Auto Corp.(a)	401,161	3,734,809
Denny’s Corp.(a)	859,132	2,560,213
Domino’s Pizza Inc.	400,584	5,403,878
Dress Barn Inc.(a)(b)	430,105	5,565,559
DSW Inc. Class A(a)	148,003	1,916,639
Eddie Bauer Holdings Inc.(a)	281,915	1,096,649
EZCORP Inc.(a)	339,596	4,180,427
FGX International Holdings Ltd.(a)	110,935	1,326,783
Finish Line Inc. (The) Class A(b)	391,915	1,865,515
First Cash Financial Services Inc.(a) (b)	228,893	2,364,465
Fred’s Inc.	365,847	3,749,932
Gander Mountain Co.(a)(b)	46,225	281,048
Genesco Inc.(a)(b)	207,805	4,802,374
Group 1 Automotive Inc.	208,283	4,890,485
Haverty Furniture Companies Inc.	178,931	1,903,826
hhgregg Inc.(a)	85,307	959,704
Hibbett Sports Inc.(a)(b)	289,044	4,462,839
Hot Topic Inc.(a)	407,996	1,758,463
IHOP Corp.(b)	159,234	7,627,309
Insight Enterprises Inc.(a)	442,461	7,743,068
J. Crew Group Inc.(a)(b)	356,075	15,727,833
Jack in the Box Inc.(a)	543,037	14,591,404
Jamba Inc.(a)(b)	471,980	1,250,747
Jo-Ann Stores Inc.(a)	228,867	3,371,211
Jos. A. Bank Clothiers Inc.(a)(b)	165,299	3,388,630
Kenneth Cole Productions Inc. Class A	91,565	1,551,111
Krispy Kreme Doughnuts Inc.(a)(b)	593,801	1,811,093
Landry’s Restaurants Inc.(b)	114,630	1,866,176
Lithia Motors Inc. Class A	143,902	1,462,044
Longs Drug Stores Corp.	301,205	12,789,164
lululemon athletica inc.(a)(b)	115,287	3,277,609
MarineMax Inc.(a)(b)	150,318	1,872,962
McCormick & Schmick’s Seafood Restaurants Inc.(a)	133,060	1,550,149
Men’s Wearhouse Inc. (The)	495,569	11,531,891
Morton’s Restaurant Group Inc.(a)	96,764	767,339
Movado Group Inc.	157,919	3,077,841
New York & Co. Inc.(a)	197,794	1,135,338
99 Cents Only Stores(a)(b)	428,867	4,241,495
Nu Skin Enterprises Inc. Class A	459,846	8,286,425
O’Charley’s Inc.	204,083	2,351,036
P.F. Chang’s China Bistro Inc.(a) (b)	220,726	6,277,447
Pacific Sunwear of California Inc.(a)	640,980	8,082,758
Pantry Inc. (The)(a)	208,864	4,402,853
Papa John’s International Inc.(a)	196,441	4,755,837
PC Connection Inc.(a)	84,058	665,739
Pep Boys - Manny, Moe & Jack (The)	364,534	3,630,759
Pier 1 Imports Inc.(a)	808,367	5,076,545
PriceSmart Inc.	122,884	3,405,116
Red Robin Gourmet Burgers Inc.(a)(b)	152,552	5,731,379
Regis Corp.	405,030	11,134,275
Retail Ventures Inc.(a)(b)	250,654	1,215,672
Ruby Tuesday Inc.(b)	498,061	3,735,458
Rush Enterprises Inc. Class A(a)	303,856	4,813,079

Ruth’s Chris Steak House Inc.(a) (b)	171,828	1,187,331
Sally Beauty Co. Inc.(a)	854,728	5,897,623
School Specialty Inc.(a)(b)	184,253	5,811,340
Select Comfort Corp.(a)(b)	431,669	1,554,008
Shoe Carnival Inc.(a)	80,279	1,086,175
Sonic Automotive Inc.	267,477	5,496,652
Sonic Corp.(a)	555,648	12,246,482
Stage Stores Inc.	397,025	6,431,805
Steak n Shake Co. (The)(a)	260,972	2,053,850
Stein Mart Inc.(b)	250,178	1,406,000
Systemax Inc.	95,993	1,157,676
Talbots Inc. (The)(b)	212,670	2,292,583
Texas Roadhouse Inc. Class A(a)(b)	481,951	4,723,120
Titan Machinery Inc.(a)	51,351	960,264
Triarc Companies Inc. Class B	583,530	4,032,192
Tuesday Morning Corp.(a)	272,230	1,410,151
Tween Brands Inc.(a)	225,894	5,588,618
Ulta Salon Cosmetics & Fragrance Inc.(a)(b)	77,656	1,090,290
Under Armour Inc. Class A(a)(b)	226,155	8,277,273
West Marine Inc.(a)(b)	133,636	931,443
Wet Seal Inc. Class A(a)	772,372	2,618,341
World Fuel Services Corp.	260,939	7,324,558
Zale Corp.(a)(b)	407,027	8,042,854
Zumiez Inc.(a)(b)	157,095	2,464,821

		499,242,933
SAVINGS & LOANS – 1.12%
Abington Bancorp Inc.	94,467	974,899
Anchor BanCorp Wisconsin Inc.	179,623	3,407,448
BankAtlantic Bancorp Inc. Class A	383,344	1,498,875
BankFinancial Corp.	211,352	3,362,610
BankUnited Financial Corp. Class A(b)	289,859	1,452,194
Beneficial Mutual Bancorp. Inc.(a)	333,422	3,297,544
Berkshire Hills Bancorp Inc.	98,118	2,471,592
Brookline Bancorp Inc.	540,918	6,209,739
Clifton Savings Bancorp Inc.	108,515	1,093,831
Dime Community Bancshares Inc.	225,145	3,935,535
Downey Financial Corp.(b)	192,502	3,538,187
First Financial Holdings Inc.	108,998	2,557,093
First Niagara Financial Group Inc.	967,326	13,145,960
First Place Financial Corp.	150,779	1,960,127
FirstFed Financial Corp.(a)(b)	124,740	3,386,691
Flagstar Bancorp Inc.	406,419	2,934,345
Flushing Financial Corp.	193,241	3,397,177
Franklin Bank Corp.(a)	228,877	693,497
Investors Bancorp Inc.(a)	466,211	7,156,339
Kearny Financial Corp.	196,126	2,147,580
NASB Financial Inc.	34,217	896,485
NewAlliance Bancshares Inc.	1,037,178	12,715,802
Northwest Bancorp Inc.(b)	167,607	4,580,699
Oritani Financial Corp.(a)	110,402	1,674,798
PFF Bancorp Inc.(b)	208,735	1,736,675
Provident Financial Services Inc.	565,835	8,000,907
Provident New York Bancorp	367,030	4,954,905
Rockville Financial Inc.	80,812	1,107,124
Roma Financial Corp.	93,169	1,389,150
TierOne Corp.	166,081	1,873,394
United Community Financial Corp.	243,390	1,509,018
ViewPoint Financial Group	105,298	1,738,470
Wauwatosa Holdings Inc.(a)(b)	88,442	1,052,460
Westfield Financial Inc.	93,802	916,446
WSFS Financial Corp.	57,195	2,818,570

		115,586,166

SEMICONDUCTORS – 2.80%
Actel Corp.(a)	238,529	3,651,879
Advanced Analogic Technologies Inc.(a)	349,529	1,964,353
Amkor Technology Inc.(a)(b)	956,137	10,230,666
ANADIGICS Inc.(a)(b)	556,345	3,649,623
Applied Micro Circuits Corp.(a)	594,355	4,267,469
Asyst Technologies Inc.(a)	452,600	1,584,100
ATMI Inc.(a)	315,448	8,778,918
AuthenTec Inc.(a)	70,256	698,345
Axcelis Technologies Inc.(a)	930,214	5,209,198
Brooks Automation Inc.(a)	599,037	5,822,640
Cabot Microelectronics Corp.(a)	217,942	7,006,835
Cavium Networks Inc.(a)	61,286	1,005,090
Cirrus Logic Inc.(a)(b)	807,155	5,424,082
Cohu Inc.	208,735	3,391,944
Conexant Systems Inc.(a)	4,500,713	2,609,963
Credence Systems Corp.(a)	918,817	1,561,989
Diodes Inc.(a)	271,857	5,969,980
DSP Group Inc.(a)	282,420	3,598,031
Emulex Corp.(a)	780,275	12,671,666
Entegris Inc.(a)	1,056,797	7,598,370
Entropic Communications Inc.(a)	85,378	332,120
Exar Corp.(a)	376,220	3,096,291
FormFactor Inc.(a)(b)	436,073	8,328,994
Hittite Microwave Corp.(a)	149,943	5,610,867
IPG Photonics Corp.(a)	90,926	1,426,629
IXYS Corp.(a)	225,216	1,538,225
Kulicke and Soffa Industries Inc.(a)	494,551	2,363,954
Lattice Semiconductor Corp.(a)	1,049,544	2,980,705
LTX Corp.(a)	571,612	1,794,862
Mattson Technology Inc.(a)	452,206	2,753,935
Micrel Inc.	469,323	4,350,624
Microsemi Corp.(a)(b)	697,214	15,896,479
Microtune Inc.(a)	491,771	1,799,882
MIPS Technologies Inc. Class A(a)	393,623	1,558,747
MKS Instruments Inc.(a)	420,588	9,000,583
Monolithic Power Systems Inc.(a)	231,246	4,076,867
NetLogic Microsystems Inc.(a)	150,016	3,621,386
OmniVision Technologies Inc.(a)(b)	502,664	8,454,808
ON Semiconductor Corp.(a)	2,921,743	16,595,500
Pericom Semiconductor Corp.(a)	237,900	3,492,372
Photronics Inc.(a)	382,897	3,656,666
PLX Technology Inc.(a)(b)	263,881	1,760,086
PMC-Sierra Inc.(a)	1,953,447	11,134,648
Rubicon Technology Inc.(a)(b)	59,491	1,724,049
Rudolph Technologies Inc.(a)	266,129	2,600,080
Semitool Inc.(a)(b)	201,042	1,672,669
Semtech Corp.(a)(b)	574,285	8,229,504
Silicon Image Inc.(a)(b)	800,671	4,011,362
SiRF Technology Holdings Inc.(a)(b)	550,604	2,802,574
Skyworks Solutions Inc.(a)(b)	1,460,967	10,635,840
Spansion Inc. Class A(a)	887,744	2,441,296
Standard Microsystems Corp.(a)	208,746	6,091,208
Supertex Inc.(a)	97,499	1,989,955
Syntax-Brillian Corp.(a)(b)	517,426	507,077
Techwell Inc.(a)	137,682	1,492,473
Tessera Technologies Inc.(a)	437,307	9,095,986
TriQuint Semiconductor Inc.(a)	1,270,517	6,428,816
Ultra Clean Holdings Inc.(a)	174,131	1,706,484
Ultratech Inc.(a)	213,513	2,051,860
Veeco Instruments Inc.(a)(b)	285,333	4,745,088
Volterra Semiconductor Corp.(a)	195,660	2,216,828

Zoran Corp.(a)	452,518	6,181,396

		288,944,916
SOFTWARE – 3.74%
ACI Worldwide Inc.(a)(b)	339,533	6,763,497
Actuate Corp.(a)	555,130	2,276,033
Advent Software Inc.(a)	158,641	6,761,279
Allscripts Healthcare Solutions Inc.(a)	505,815	5,220,011
American Reprographics Co.(a)	272,880	4,049,539
ANSYS Inc.(a)	708,685	24,463,806
ArcSight Inc.(a)	63,591	439,414
Avid Technology Inc.(a)(b)	350,756	8,537,401
Blackbaud Inc.	401,820	9,756,190
Blackboard Inc.(a)	261,175	8,704,963
BladeLogic Inc.(a)	53,165	1,491,278
Borland Software Corp.(a)(b)	659,635	1,332,463
Bottomline Technologies Inc.(a)	198,828	2,505,233
CommVault Systems Inc.(a)	324,810	4,027,644
Computer Programs and Systems Inc.	83,686	1,749,037
Concur Technologies Inc.(a)(b)	391,387	12,152,566
CSG Systems International Inc.(a)	309,458	3,518,537
Deltek Inc.(a)	81,582	1,058,934
Digi International Inc.(a)	231,269	2,668,844
DivX Inc.(a)	211,932	1,483,524
Double-Take Software Inc.(a)	76,323	891,453
Eclipsys Corp.(a)(b)	417,682	8,190,744
Epicor Software Corp.(a)(b)	530,335	5,939,752
EPIQ Systems Inc.(a)	283,068	4,393,215
FalconStor Software Inc.(a)(b)	293,471	2,233,314
Glu Mobile Inc.(a)(b)	67,356	302,428
Guidance Software Inc.(a)	30,019	268,670
Informatica Corp.(a)	800,046	13,648,785
infoUSA Inc.	298,609	1,824,501
InnerWorkings Inc.(a)(b)	213,765	2,999,123
Interactive Intelligence Inc.(a)	120,415	1,417,285
INVESTools Inc.(a)(b)	478,002	5,253,242
JDA Software Group Inc.(a)	234,945	4,287,746
Lawson Software Inc.(a)	1,125,860	8,477,726
ManTech International Corp. Class A(a)	178,307	8,088,006
MedAssets Inc.(a)	134,932	1,999,692
MicroStrategy Inc. Class A(a)	87,585	6,480,414
Midway Games Inc.(a)(b)	210,465	568,256
Monotype Imaging Holdings Inc.(a)	101,216	1,529,374
MSC Software Corp.(a)	400,833	5,206,821
NetSuite Inc.(a)	66,036	1,422,415
Nuance Communications Inc.(a)(b)	1,372,609	23,897,123
Omnicell Inc.(a)	307,469	6,180,127
Omniture Inc.(a)(b)	405,008	9,400,236
OpenTV Corp.(a)(b)	852,490	1,005,938
Packeteer Inc.(a)	331,000	1,684,790
Parametric Technology Corp.(a)	1,049,991	16,778,856
PDF Solutions Inc.(a)	209,831	1,156,169
Pegasystems Inc.	123,670	1,190,942
Phase Forward Inc.(a)	375,751	6,417,827
Progress Software Corp.(a)	375,020	11,220,598
PROS Holdings Inc.(a)	71,243	894,100
QAD Inc.	131,502	1,105,932
Quality Systems Inc.(b)	155,907	4,656,942
Quest Software Inc.(a)	622,631	8,137,787
Renaissance Learning Inc.(b)	76,408	1,068,948
Schawk Inc.	135,509	2,166,789
SeaChange International Inc.(a)	267,431	1,880,040
Smith Micro Software Inc.(a)(b)	272,994	1,670,723

Solera Holdings Inc.(a)	240,148	5,850,005
SourceForge Inc.(a)	614,916	1,223,683
SPSS Inc.(a)	168,429	6,531,677
Sybase Inc.(a)	834,842	21,956,345
Synchronoss Technologies Inc.(a)	168,526	3,375,576
SYNNEX Corp.(a)	149,622	3,174,979
Take-Two Interactive Software Inc.(a)	698,753	17,832,177
Taleo Corp. Class A(a)	150,892	2,927,305
THQ Inc.(a)(b)	611,416	13,328,869
Trident Microsystems Inc.(a)	554,233	2,854,300
Ultimate Software Group Inc.(a)	225,513	6,778,921
Unica Corp.(a)	89,439	608,185
Wind River Systems Inc.(a)	682,856	5,285,305

		386,624,349
STORAGE & WAREHOUSING – 0.06%
Mobile Mini Inc.(a)(b)	327,920	6,230,480

		6,230,480
TELECOMMUNICATIONS – 3.44%
Acme Packet Inc.(a)	200,792	1,604,328
Adaptec Inc.(a)	1,081,912	3,180,821
ADTRAN Inc.	506,039	9,361,722
Airvana Inc.(a)	76,390	399,520
Alaska Communications Systems Group Inc.	391,030	4,786,207
Anaren Inc.(a)	135,307	1,712,987
Anixter International Inc.(a)(b)	282,376	18,083,359
ARRIS Group Inc.(a)	1,225,279	7,131,124
Aruba Networks Inc.(a)	76,281	397,424
Atheros Communications Inc.(a)	534,522	11,139,438
Atlantic Tele-Network Inc.	86,348	2,921,153
Avanex Corp.(a)(b)	1,763,191	1,251,866
BigBand Networks Inc.(a)	113,423	649,914
Black Box Corp.	158,965	4,904,070
Cbeyond Inc.(a)(b)	189,146	3,554,053
Centennial Communications Corp.(a)	215,853	1,275,691
Cincinnati Bell Inc.(a)	2,266,004	9,653,177
Comtech Telecommunications Corp.(a)	211,697	8,256,183
Consolidated Communications Holdings Inc.	211,141	3,194,563
CPI International Inc.(a)	65,217	646,953
Ditech Networks Inc.(a)	235,433	692,173
EMS Technologies Inc.(a)	140,700	3,818,598
Extreme Networks Inc.(a)	1,085,140	3,363,934
FairPoint Communications Inc.	322,040	2,904,801
FiberTower Corp.(a)	935,036	1,645,663
Finisar Corp.(a)(b)	2,458,729	3,147,173
Foundry Networks Inc.(a)(b)	1,331,875	15,423,113
General Communication Inc. Class A(a)	490,305	3,010,473
GeoEye Inc.(a)	159,998	4,158,348
Global Crossing Ltd.(a)	325,579	4,935,778
Globalstar Inc.(a)(b)	175,428	1,278,870
Harmonic Inc.(a)(b)	851,542	6,471,719
Harris Stratex Networks Inc.(a)	231,446	2,321,403
Hughes Communications Inc.(a)	59,073	2,993,820
Hungarian Telephone and Cable Corp.(a)	32,367	561,567
Hypercom Corp.(a)	489,840	2,125,906
ICO Global Communications (Holdings) Ltd.(a)	939,887	2,904,251
IDT Corp. Class B(a)	418,890	1,621,104
Infinera Corp.(a)	155,591	1,867,092
InterDigital Inc.(a)(b)	428,870	8,495,915
Iowa Telecommunications Services Inc.	290,164	5,144,608
iPCS Inc.	155,675	3,635,011
Ixia(a)	398,955	3,095,891

Knology Inc.(a)	238,573	3,089,520
Loral Space & Communications Inc.(a)	104,866	2,500,005
MasTec Inc.(a)	388,566	3,190,127
MRV Communications Inc.(a)	1,453,125	1,990,781
NETGEAR Inc.(a)	316,023	6,304,659
Network Equipment Technologies Inc.(a) (b)	268,027	1,760,937
Neutral Tandem Inc.(a)	60,267	1,085,409
Newport Corp.(a)(b)	304,687	3,403,354
NextWave Wireless Inc.(a)(b)	274,994	1,388,720
Novatel Wireless Inc.(a)(b)	295,761	2,862,966
NTELOS Holdings Corp.	253,631	6,137,870
Oplink Communications Inc.(a)	189,335	1,679,401
Opnext Inc.(a)	169,719	924,969
Optium Corp.(a)	110,720	778,362
ORBCOMM Inc.(a)(b)	238,502	1,182,970
PAETEC Holding Corp.(a)	681,761	4,540,528
Plantronics Inc.	439,767	8,491,901
Polycom Inc.(a)(b)	838,189	18,892,780
Powerwave Technologies Inc.(a)	1,185,949	3,024,170
Preformed Line Products Co.(b)	23,042	1,121,685
Premiere Global Services Inc.(a)	565,165	8,104,466
RCN Corp.(a)	280,614	3,137,265
RF Micro Devices Inc.(a)	2,421,818	6,442,036
Rural Cellular Corp. Class A(a)	111,504	4,931,822
SAVVIS Inc.(a)(b)	251,403	4,090,327
Shenandoah Telecommunications Co.	212,840	3,158,546
ShoreTel Inc.(a)(b)	81,831	418,975
Sonus Networks Inc.(a)(b)	2,446,951	8,417,511
Starent Networks Corp.(a)	119,592	1,614,492
SureWest Communications	131,501	2,033,005
Switch & Data Facilities Co. Inc.(a)	116,446	1,188,914
Sycamore Networks Inc.(a)(b)	1,684,192	6,164,143
Symmetricom Inc.(a)	427,554	1,492,163
Syniverse Holdings Inc.(a)	249,634	4,158,902
Tekelec(a)(b)	555,719	6,918,702
3Com Corp.(a)	3,553,869	8,138,360
Time Warner Telecom Inc. Class A(a)(b)	1,322,832	20,490,668
USA Mobility Inc.(a)	211,755	1,511,931
UTStarcom Inc.(a)(b)	975,000	2,769,000
Veraz Networks Inc.(a)	82,417	202,746
Viasat Inc.(a)	221,854	4,818,669
Virgin Mobile USA Inc. Class A(a)(b)	249,290	506,059
Vonage Holdings Corp.(a)(b)	587,792	1,087,415

		355,868,995
TEXTILES – 0.11%
G&K Services Inc. Class A	182,020	6,481,732
UniFirst Corp.	130,519	4,840,950

		11,322,682
TOYS, GAMES & HOBBIES – 0.24%
JAKKS Pacific Inc.(a)(b)	257,385	7,096,104
LeapFrog Enterprises Inc.(a)	313,004	2,206,678
Marvel Entertainment Inc.(a)	453,210	12,141,496
RC2 Corp.(a)	168,881	3,541,435

		24,985,713
TRANSPORTATION – 1.88%
ABX Holdings Inc.(a)	538,435	1,582,999
American Commercial Lines Inc.(a)(b)	458,772	7,248,598
Arkansas Best Corp.	205,658	6,552,264
Arlington Tankers Ltd.	121,247	2,546,187
Atlas Air Worldwide Holdings Inc.(a)	122,212	6,721,660

Bristow Group Inc.(a)	184,989	9,928,360
Celadon Group Inc.(a)	200,909	1,944,799
Double Hull Tankers Inc.	195,442	2,073,640
Dynamex Inc.(a)	96,911	2,451,848
Eagle Bulk Shipping Inc.	426,631	10,990,015
Forward Air Corp.	275,473	9,762,763
Genco Shipping & Trading Ltd.	183,536	10,356,936
General Maritime Corp.	261,462	6,173,118
Genesee & Wyoming Inc. Class A(a)(b)	285,336	9,815,558
Golar LNG Ltd.	318,480	5,818,630
GulfMark Offshore Inc.(a)	209,043	11,438,833
Heartland Express Inc.	530,602	7,566,385
Horizon Lines Inc. Class A	273,480	5,089,463
Hub Group Inc. Class A(a)	354,369	11,655,196
Knight Transportation Inc.(b)	522,996	8,608,514
Knightsbridge Tankers Ltd.	156,212	4,167,736
Marten Transport Ltd.(a)	140,623	2,182,469
Nordic American Tanker Shipping Ltd.(b)	274,342	7,681,576
Old Dominion Freight Line Inc.(a)	270,875	8,621,951
Pacer International Inc.	316,003	5,191,929
Patriot Transportation Holding Inc.(a) (b)	14,591	1,144,518
PHI Inc.(a)	124,583	3,929,348
Saia Inc.(a)	122,821	1,947,941
Ship Finance International Ltd.	288,264	7,575,578
TBS International Ltd.(a)	44,769	1,352,024
Teekay Tankers Ltd. Class A	124,997	2,139,949
Ultrapetrol (Bahamas) Ltd.(a)	139,733	1,430,866
Universal Truckload Services Inc.(a)	53,693	1,120,573
Werner Enterprises Inc.	424,391	7,876,697

		194,688,921
TRUCKING & LEASING – 0.13%
AMERCO(a)(b)	91,527	5,225,276
Greenbrier Companies Inc. (The)	146,526	3,885,870
TAL International Group Inc.	150,605	3,549,760
Textainer Group Holdings Ltd.	62,962	949,467

		13,610,373
WATER – 0.25%
American States Water Co.	155,644	5,603,184
California Water Service Group	178,673	6,816,375
Consolidated Water Co. Ltd.(b)	131,794	2,903,422
PICO Holdings Inc.(a)	138,883	4,198,433
SJW Corp.	138,862	3,970,065
Southwest Water Co.(b)	220,736	2,443,548

		25,935,027

TOTAL COMMON STOCKS
(Cost: $13,297,514,752)		10,310,637,516

Security	Shares	Value
RIGHTS – 0.00%

DIVERSIFIED FINANCIAL SERVICES – 0.00%
Centerline Holding Co.(b)(c)	417,167	41

		41
INVESTMENT COMPANIES – 0.00%
Ares Capital Corp.(a)	215,891	120,899

MCG Capital Corp.	83,468	89,311

		210,210
REAL ESTATE – 0.00%
FX Real Estate and Entertainment Inc.(a)	24,536	1,963

		1,963

TOTAL RIGHTS
(Cost: $0)		212,214

Security	Shares	Value
SHORT-TERM INVESTMENTS – 14.13%

MONEY MARKET FUNDS – 14.13%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.18%, 04/01/08(d)(e)	14,763,067	14,763,067
BGI Cash Premier Fund LLC
3.22%, 04/01/08(d)(e)(f)	1,444,549,681	1,444,549,681

		1,459,312,748

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,459,312,748)		1,459,312,748

TOTAL INVESTMENTS IN SECURITIES – 113.93%
(Cost: $14,756,827,500)		11,770,162,478
Other Assets, Less Liabilities – (13.93)%		(1,438,683,723)

NET ASSETS – 100.00%		$10,331,478,755

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.

(d)	Affiliated issuer. See Note 2.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

(f)	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments

iSHARES® RUSSELL 2000 GROWTH INDEX FUND

March 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.90%

ADVERTISING – 0.30%
Gaiam Inc.(a)(b)	59,213	1,025,569
Greenfield Online Inc.(a)	98,095	1,163,407
inVentiv Health Inc.(a)	140,893	4,059,127
Marchex Inc. Class B	98,721	985,236
ValueVision Media Inc. Class A(a)	116,073	643,044

		7,876,383
AEROSPACE & DEFENSE – 1.40%
AAR Corp.(a)	157,695	4,300,342
AeroVironment Inc.(a)	33,232	679,594
Argon ST Inc.(a)	22,384	380,752
Curtiss-Wright Corp.	94,363	3,914,177
Esterline Technologies Corp.(a)	26,336	1,326,544
GenCorp Inc.(a)(b)	254,604	2,619,875
HEICO Corp.(b)	115,879	5,649,101
Innovative Solutions and Support Inc.(a) (b)	55,976	591,666
Kaman Corp.	36,692	1,038,017
Moog Inc. Class A(a)	42,681	1,801,565
MTC Technologies Inc.(a)	11,063	263,078
Orbital Sciences Corp.(a)	227,506	5,482,895
Teledyne Technologies Inc.(a)	133,912	6,293,864
TransDigm Group Inc.(a)	44,833	1,661,063
Triumph Group Inc.	16,126	918,053

		36,920,586
AGRICULTURE – 0.29%
Alico Inc.	16,085	710,153
Alliance One International Inc.(a)	430,653	2,601,144
Cadiz Inc.(a)(b)	53,161	817,616
Maui Land & Pineapple Co. Inc.(a)	7,270	231,840
Tejon Ranch Co.(a)	49,847	1,860,290
Vector Group Ltd.	88,745	1,561,025

		7,782,068
AIRLINES – 0.18%
AirTran Holdings Inc.(a)(b)	413,175	2,726,955
Allegiant Travel Co.(a)	23,535	621,795
ExpressJet Holdings Inc.(a)(b)	19,240	50,601
JetBlue Airways Corp.(a)(b)	111,561	647,054
Pinnacle Airlines Corp.(a)(b)	82,707	722,032

		4,768,437
APPAREL – 1.51%
Carter’s Inc.(a)	265,237	4,283,578
Cherokee Inc.(b)	24,700	831,649
Columbia Sportswear Co.	13,891	611,621
Deckers Outdoor Corp.(a)	57,875	6,240,082
G-III Apparel Group Ltd.(a)	54,489	731,242

Gymboree Corp.(a)(b)	129,916	5,181,050
Heelys Inc.(a)(b)	29,327	125,813
Iconix Brand Group Inc.(a)	230,114	3,992,478
K-Swiss Inc. Class A	37,629	595,291
Maidenform Brands Inc.(a)	63,565	1,034,203
NexCen Brands Inc.(a)	204,356	700,941
Quiksilver Inc.(a)	172,690	1,694,089
SKECHERS U.S.A. Inc. Class A(a)	91,704	1,853,338
Steven Madden Ltd.(a)	45,388	777,496
Timberland Co. Class A(a)	77,205	1,060,025
True Religion Apparel Inc.(a)(b)	63,155	1,171,525
Volcom Inc.(a)	66,251	1,338,933
Warnaco Group Inc. (The)(a)	107,440	4,237,434
Wolverine World Wide Inc.	121,392	3,521,582

		39,982,370
AUTO MANUFACTURERS – 0.02%
Force Protection Inc.(a)	307,723	618,523

		618,523
AUTO PARTS & EQUIPMENT – 0.50%
Amerigon Inc. Class A(a)	97,372	1,441,106
Hayes Lemmerz International Inc.(a)	451,422	1,259,467
Lear Corp.(a)	115,300	2,987,423
Miller Industries Inc.(a)	12,014	115,695
Noble International Ltd.	52,380	327,375
Spartan Motors Inc.	145,837	1,233,781
Tenneco Inc.(a)	47,316	1,322,009
Titan International Inc.	108,758	3,329,082
Visteon Corp.(a)	304,935	1,146,556

		13,162,494
BANKS – 0.88%
Bank of the Ozarks Inc.	43,711	1,044,693
Cascade Bancorp	10,313	98,592
Cass Information Systems Inc.	31,216	985,177
City Bank	6,696	149,120
CoBiz Financial Inc.	42,146	548,741
Enterprise Financial Services Corp.(b)	33,579	839,475
First Busey Corp. Class A(b)	10,470	221,126
First Financial Bankshares Inc.	5,372	220,145
First South Bancorp Inc.(b)	38,594	868,365
Frontier Financial Corp.(b)	11,623	205,495
Harleysville National Corp.	7,694	110,947
K-Fed Bancorp	20,049	228,759
Northfield Bancorp Inc.(a)	8,000	82,000
Pinnacle Financial Partners Inc.(a)	55,005	1,408,128
Preferred Bank	5,955	99,389
PrivateBancorp Inc.(b)	53,739	1,691,166
Sierra Bancorp(b)	34,338	742,044
Signature Bank(a)	127,149	3,242,299
Southside Bancshares Inc.	5,072	122,083
Suffolk Bancorp(b)	37,280	1,181,030
Superior Bancorp(a)	93,185	463,129
SVB Financial Group(a)	27,624	1,205,511
Texas Capital Bancshares Inc.(a)	12,544	211,743
TrustCo Bank Corp. NY	339,328	3,016,626
United Bancshares Inc.	10,490	279,558
United Security Bancshares(b)	36,651	615,737
Virginia Commerce Bancorp Inc.(a)(b)	66,798	766,841
Westamerica Bancorporation	35,608	1,872,981
Western Alliance Bancorporation(a)(b)	41,781	537,304
Wilshire Bancorp Inc.	10,277	78,516

		23,136,720

BEVERAGES – 0.30%
Boston Beer Co. Inc. Class A(a)	35,035	1,665,564
Coca-Cola Bottling Co. Consolidated	26,824	1,652,895
Green Mountain Coffee Roasters Inc.(a) (b)	78,064	2,470,726
Jones Soda Co.(a)(b)	115,870	404,386
National Beverage Corp.(b)	45,979	352,659
Peet's Coffee & Tea Inc.(a)	61,653	1,449,462

		7,995,692
BIOTECHNOLOGY – 4.14%
Acorda Therapeutics Inc.(a)	128,806	2,312,068
Affymax Inc.(a)	19,127	269,691
Affymetrix Inc.(a)	310,778	5,410,645
Alexion Pharmaceuticals Inc.(a)(b)	164,839	9,774,953
AMAG Pharmaceuticals Inc.(a)	75,635	3,057,923
American Oriental Bioengineering Inc.(a)	243,021	1,968,470
ARIAD Pharmaceuticals Inc.(a)	178,328	600,965
ArQule Inc.(a)	174,147	745,349
BioMimetic Therapeutics Inc.(a)	47,742	381,936
Cell Genesys Inc.(a)(b)	349,815	822,065
CryoLife Inc.(a)	110,283	1,036,660
Cytokinetics Inc.(a)	110,278	366,123
Encysive Pharmaceuticals Inc.(a)	306,492	720,256
Enzo Biochem Inc.(a)	139,693	1,269,809
Enzon Pharmaceuticals Inc.(a)	170,749	1,572,598
Exelixis Inc.(a)(b)	473,095	3,288,010
Genomic Health Inc.(a)(b)	61,384	1,159,544
GenVec Inc.(a)	297,931	524,359
Geron Corp.(a)	328,447	1,602,821
GTx Inc.(a)(b)	76,136	1,224,267
Halozyme Therapeutics Inc.(a)	290,677	1,848,706
Human Genome Sciences Inc.(a)(b)	606,143	3,570,182
Illumina Inc.(a)(b)	242,263	18,387,762
Immunomedics Inc.(a)	224,003	629,448
Incyte Corp.(a)	228,055	2,396,858
Integra LifeSciences Holdings Corp.(a) (b)	81,545	3,544,761
InterMune Inc.(a)(b)	115,715	1,687,125
Keryx Biopharmaceuticals Inc.(a)(b)	195,023	117,014
Kosan Biosciences Inc.(a)	190,684	299,374
LifeCell Corp.(a)	153,484	6,450,933
Medivation Inc.(a)(b)	96,208	1,369,040
Molecular Insight Pharmaceuticals Inc.(a)	20,742	140,216
Momenta Pharmaceuticals Inc.(a)	46,761	511,098
Myriad Genetics Inc.(a)	194,862	7,850,990
Nanosphere Inc.(a)	28,292	245,009
Nektar Therapeutics(a)	415,860	2,886,068
Novacea Inc.(a)	32,009	86,424
Omrix Biopharmaceuticals Inc.(a)	61,756	864,584
Orexigen Therapeutics Inc.(a)	35,200	362,560
Protalix BioTherapeutics Inc.(a)	10,669	28,059
Regeneron Pharmaceuticals Inc.(a)	288,527	5,536,833
RTI Biologics Inc.(a)	204,245	1,930,115
Savient Pharmaceuticals Inc.(a)(b)	240,676	4,813,520
Seattle Genetics Inc.(a)(b)	263,179	2,394,929
SuperGen Inc.(a)(b)	237,772	596,808
Telik Inc.(a)(b)	216,964	529,392
Tercica Inc.(a)	149,430	856,234
XOMA Ltd.(a)	508,753	1,317,670

		109,360,224

BUILDING MATERIALS – 0.47%
AAON Inc.	63,338	1,268,660
Apogee Enterprises Inc.	131,168	2,019,987
Builders FirstSource Inc.(a)(b)	4,764	34,587
China Architectural Engineering Inc.(a) (b)	9,595	52,293
Comfort Systems USA Inc.	19,645	255,581
Drew Industries Inc.(a)	82,574	2,019,760
Interline Brands Inc.(a)	50,333	933,677
NCI Building Systems Inc.(a)	13,023	315,157
PGT Inc.(a)	12,923	35,409
Simpson Manufacturing Co. Inc.(b)	78,412	2,131,238
Texas Industries Inc.	50,712	3,048,298
Trex Co. Inc.(a)(b)	6,094	48,021
U.S. Concrete Inc.(a)	56,889	216,178

		12,378,846
CHEMICALS – 1.64%
American Vanguard Corp.	82,270	1,368,973
Balchem Corp.	80,381	1,842,333
CF Industries Holdings Inc.	24,768	2,566,460
Hercules Inc.	248,994	4,554,100
Innophos Holdings Inc.	45,725	735,715
Kronos Worldwide Inc.	10,743	259,443
Landec Corp.(a)	97,383	820,939
NewMarket Corp.	13,457	1,015,331
ShengdaTech Inc.(a)(b)	128,951	1,096,083
Symyx Technologies Inc.(a)	80,695	605,212
Terra Industries Inc.(a)	419,598	14,908,317
UAP Holding Corp.	151,153	5,795,206
Valhi Inc.	30,233	707,150
W.R. Grace & Co.(a)	121,264	2,767,244
Zep Inc.	70,694	1,146,657
Zoltek Companies Inc.(a)(b)	113,295	3,004,583

		43,193,746
COAL – 0.56%
Alpha Natural Resources Inc.(a)	296,090	12,862,150
International Coal Group Inc.(a)(b)	308,125	1,956,594

		14,818,744
COMMERCIAL SERVICES – 8.63%
Aaron Rents Inc.	127,615	2,748,827
ABM Industries Inc.	14,742	330,810
Administaff Inc.	98,933	2,335,808
Advance America Cash Advance Centers Inc.	255,980	1,932,649
Advisory Board Co. (The)(a)	81,558	4,480,797
Albany Molecular Research Inc.(a)	43,570	528,940
American Public Education Inc.(a)	20,639	626,806
AMN Healthcare Services Inc.(a)	157,568	2,429,699
Arbitron Inc.	127,946	5,522,149
Arrowhead Research Corp.(a)(b)	151,121	427,672
Bankrate Inc.(a)(b)	51,218	2,555,266
Barrett Business Services Inc.	22,382	383,404
Bright Horizons Family Solutions Inc.(a)	118,530	5,101,531
Capella Education Co.(a)	48,681	2,657,983
Cardtronics Inc.(a)	24,006	167,322
CBIZ Inc.(a)	59,189	480,615
CDI Corp.	12,202	305,660
Cenveo Inc.(a)	242,340	2,534,876
Chemed Corp.	100,805	4,253,971
Clayton Holdings Inc.(a)	8,585	39,834
Coinstar Inc.(a)	35,291	993,089
Consolidated Graphics Inc.(a)	32,751	1,835,694
Corinthian Colleges Inc.(a)(b)	392,812	2,840,031

CorVel Corp.(a)	34,090	1,042,813
CoStar Group Inc.(a)(b)	86,672	3,726,896
CPI Corp.	23,439	404,792
CRA International Inc.(a)	43,787	1,407,314
Cross Country Healthcare Inc.(a)	11,499	142,243
DeVry Inc.	270,732	11,327,427
Diamond Management & Technology Consultants Inc.	120,569	777,670
Dollar Financial Corp.(a)	72,340	1,663,820
DynCorp International Inc.(a)	14,943	249,249
Emergency Medical Services LP(a)	42,033	1,037,795
Euronet Worldwide Inc.(a)	208,159	4,009,142
ExlService Holdings Inc.(a)	81,581	1,873,100
Exponent Inc.(a)	49,344	1,620,457
First Advantage Corp. Class A(a)	21,363	452,682
Forrester Research Inc.(a)	64,430	1,712,549
FTI Consulting Inc.(a)	214,177	15,215,134
Gartner Inc.(a)	295,651	5,717,890
GEO Group Inc. (The)(a)(b)	228,319	6,493,392
Gevity HR Inc.	42,893	371,453
Global Cash Access Inc.(a)	188,505	1,104,639
Great Lakes Dredge & Dock Corp.	45,125	233,296
H&E Equipment Services Inc.(a)	80,387	1,010,465
Healthcare Services Group Inc.	187,760	3,875,366
HealthSpring Inc.(a)	135,654	1,910,008
Heartland Payment Systems Inc.(b)	73,560	1,692,616
Heidrick & Struggles International Inc.	76,952	2,503,249
HMS Holdings Corp.(a)	95,295	2,720,672
Hudson Highland Group Inc.(a)	112,785	955,289
Huron Consulting Group Inc.(a)	84,613	3,515,670
ICT Group Inc.(a)	21,410	216,027
Integrated Electrical Services Inc.(a)	29,167	458,214
Interactive Data Corp.	57,408	1,634,406
Jackson Hewitt Tax Service Inc.	106,968	1,226,923
K12 Inc.(a)	24,065	463,251
Kelly Services Inc. Class A	22,353	459,578
Kendle International Inc.(a)(b)	57,643	2,589,324
Kenexa Corp.(a)	106,770	1,973,110
Kforce Inc.(a)	115,232	1,018,651
Korn/Ferry International(a)	176,522	2,983,222
Landauer Inc.	22,107	1,112,866
LECG Corp.(a)	49,805	466,175
Lincoln Educational Services Corp.(a)	15,230	182,760
Live Nation Inc.(a)	24,247	294,116
MAXIMUS Inc.	7,018	257,631
McGrath RentCorp	114,405	2,758,305
Michael Baker Corp.(a)	32,670	733,768
Midas Inc.(a)	63,079	1,084,328
Monro Muffler Brake Inc.	65,020	1,098,838
Morningstar Inc.(a)	56,034	3,437,686
MPS Group Inc.(a)	43,070	509,087
Multi-Color Corp.	33,007	738,037
Navigant Consulting Inc.(a)	149,196	2,831,740
Net 1 UEPS Technologies Inc.(a)	189,463	4,272,391
Odyssey Marine Exploration Inc.(a)	188,285	1,014,856
On Assignment Inc.(a)	32,843	208,553
PAREXEL International Corp.(a)	251,926	6,575,269
PeopleSupport Inc.(a)	51,441	469,142
PharmaNet Development Group Inc.(a)	40,617	1,024,767
Premier Exhibitions Inc.(a)	130,024	785,345
Pre-Paid Legal Services Inc.(a)	38,158	1,618,281
Protection One Inc.(a)(b)	24,454	234,514
Providence Service Corp. (The)(a)	40,006	1,200,180
QC Holdings Inc.	27,089	245,155

Resources Connection Inc.	205,809	3,677,807
Riskmetrics Group Inc.(a)	49,835	964,307
Rollins Inc.	191,844	3,393,720
RSC Holdings Inc.(a)(b)	51,378	560,020
Senomyx Inc.(a)	135,990	802,341
Sotheby's Holdings Inc. Class A	299,126	8,647,733
Source Interlink Companies Inc.(a)(b)	28,412	53,983
Spherion Corp.(a)	126,223	772,485
Standard Parking Corp.(a)	25,213	528,464
Steiner Leisure Ltd.(a)	54,545	1,799,985
Strayer Education Inc.	65,621	10,007,202
SuccessFactors Inc.(a)(b)	34,231	334,095
Team Inc.(a)	72,013	1,965,955
TeleTech Holdings Inc.(a)	188,653	4,237,146
TrueBlue Inc.(a)	199,651	2,683,309
Universal Technical Institute Inc.(a) (b)	95,963	1,125,646
Valassis Communications Inc.(a)	106,219	1,152,476
VistaPrint Ltd.(a)(b)	195,279	6,825,001
Watson Wyatt Worldwide Inc.	47,003	2,667,420
Wright Express Corp.(a)	166,114	5,104,683

		227,760,795
COMPUTERS – 2.81%
Ansoft Corp.(a)	76,528	2,335,635
CACI International Inc. Class A(a)	11,347	516,856
Compellent Technologies Inc.(a)	20,358	254,475
COMSYS IT Partners Inc.(a)	79,410	671,809
Comtech Group Inc.(a)	87,862	948,031
Cray Inc.(a)	76,433	455,541
Data Domain Inc.(a)	17,356	413,073
Echelon Corp.(a)(b)	134,848	1,820,448
iGATE Corp.(a)	98,090	698,401
IHS Inc. Class A(a)	151,940	9,771,261
Integral Systems Inc.	30,051	878,391
Intervoice Inc.(a)	175,089	1,393,708
Isilon Systems Inc.(a)	37,395	182,488
Jack Henry & Associates Inc.	356,354	8,791,253
Limelight Networks Inc.(a)(b)	57,802	187,278
LivePerson Inc.(a)(b)	180,983	561,047
Magma Design Automation Inc.(a)	182,974	1,751,061
Manhattan Associates Inc.(a)	95,405	2,187,637
Mentor Graphics Corp.(a)	245,968	2,171,897
MICROS Systems Inc.(a)	366,089	12,322,556
MTS Systems Corp.	49,084	1,583,450
Ness Technologies Inc.(a)	55,728	528,859
Netezza Corp.(a)	31,918	302,263
On2 Technologies Inc.(a)(b)	715,668	729,981
Rackable Systems Inc.(a)	12,995	118,514
Radiant Systems Inc.(a)	118,238	1,651,785
RadiSys Corp.(a)	18,948	191,185
Rimage Corp.(a)	37,273	816,279
Sigma Designs Inc.(a)(b)	133,436	3,024,994
Silicon Graphics Inc.(a)(b)	1,656	19,640
SMART Modular Technologies (WWH) Inc.(a)	225,971	1,403,280
SRA International Inc. Class A(a)	107,492	2,613,131
STEC Inc.(a)	47,521	294,155
Stratasys Inc.(a)	92,883	1,653,317
Super Micro Computer Inc.(a)	41,635	347,652
Sykes Enterprises Inc.(a)	149,442	2,628,685
Synaptics Inc.(a)(b)	109,019	2,603,374
Syntel Inc.(b)	56,737	1,512,041
3D Systems Corp.(a)(b)	79,283	1,164,667
3PAR Inc.(a)	23,098	156,142

Tyler Technologies Inc.(a)	176,856	2,472,447
Virtusa Corp.(a)	13,859	135,264

		74,263,951
COSMETICS & PERSONAL CARE – 0.20%
Chattem Inc.(a)	68,511	4,545,020
Inter Parfums Inc.	33,018	729,037

		5,274,057
DISTRIBUTION & WHOLESALE – 1.52%
Beacon Roofing Supply Inc.(a)(b)	181,356	1,813,560
BMP Sunstone Corp.(a)(b)	138,083	1,057,716
Brightpoint Inc.(a)	207,436	1,734,165
Central European Distribution Corp.(a) (b)	136,311	7,931,937
Houston Wire & Cable Co.(b)	70,288	1,126,014
LKQ Corp.(a)	508,275	11,420,939
MWI Veterinary Supply Inc.(a)	38,448	1,355,676
NuCO2 Inc.(a)	53,652	1,489,916
Owens & Minor Inc.	32,684	1,285,789
ScanSource Inc.(a)	104,260	3,773,169
United Stationers Inc.(a)	67,278	3,209,161
Watsco Inc.	96,036	3,977,811

		40,175,853
DIVERSIFIED FINANCIAL SERVICES – 2.00%
Advanta Corp. Class B	81,272	571,342
Asta Funding Inc.(b)	33,547	467,310
Calamos Asset Management Inc. Class A	6,007	97,794
Centerline Holding Co.(b)	127,990	519,639
Cohen & Steers Inc.(b)	78,660	2,083,703
CompuCredit Corp.(a)(b)	50,424	447,261
Credit Acceptance Corp.(a)(b)	22,787	353,882
Duff & Phelps Corp. Class A(a)	18,474	332,347
Encore Capital Group Inc.(a)	10,949	74,453
Epoch Holding Corp.	39,173	469,293
Evercore Partners Inc. Class A	2,726	48,386
FBR Capital Markets Corp.(a)	40,412	272,781
FCStone Group Inc.(a)	39,702	1,099,745
GAMCO Investors Inc. Class A	6,395	322,052
GFI Group Inc.	72,600	4,159,980
Greenhill & Co. Inc.(b)	81,050	5,637,838
Interactive Brokers Group Inc.(a)	80,839	2,075,137
KBW Inc.(a)(b)	7,697	169,719
Knight Capital Group Inc. Class A(a)	180,720	2,934,893
Landenburg Thalmann Financial Services Inc.(a)(b)	437,901	818,875
MarketAxess Holdings Inc.(a)	140,204	1,393,628
National Financial Partners Corp.(b)	114,142	2,564,771
Nelnet Inc. Class A	5,745	67,504
NewStar Financial Inc.(a)	41,950	217,301
optionsXpress Holdings Inc.	198,219	4,105,115
Penson Worldwide Inc.(a)	57,491	530,642
Portfolio Recovery Associates Inc.(b)	68,577	2,941,268
Pzena Investment Management Inc.	7,794	88,228
Stifel Financial Corp.(a)(b)	67,548	3,032,905
SWS Group Inc.	12,245	149,756
TradeStation Group Inc.(a)	130,826	1,114,638
U.S. Global Investors Inc. Class A(b)	52,794	714,831
W.P. Stewart & Co. Ltd.	45,221	87,729
Waddell & Reed Financial Inc. Class A	317,544	10,202,689
World Acceptance Corp.(a)	79,595	2,535,101

		52,702,536

ELECTRIC – 0.57%
EnerNOC Inc.(a)(b)	14,769	168,367
ITC Holdings Corp.	219,067	11,404,628
Ormat Technologies Inc.	62,285	2,678,878
Pike Electric Corp.(a)	61,658	858,896

		15,110,769
ELECTRICAL COMPONENTS & EQUIPMENT – 1.01%
Advanced Energy Industries Inc.(a)	161,192	2,137,406
American Superconductor Corp.(a)(b)	183,344	4,251,747
Belden Inc.	203,897	7,201,642
Coleman Cable Inc.(a)(b)	37,725	414,975
Energy Conversion Devices Inc.(a)(b)	179,556	5,368,724
Greatbatch Inc.(a)(b)	87,866	1,617,613
Insteel Industries Inc.	37,641	437,765
Littelfuse Inc.(a)	30,776	1,076,237
Medis Technologies Ltd.(a)(b)	103,175	935,797
Orion Energy Systems Inc.(a)	21,784	207,819
Powell Industries Inc.(a)	24,259	955,077
Universal Display Corp.(a)(b)	77,291	1,106,807
Vicor Corp.	87,931	1,049,896

		26,761,505
ELECTRONICS – 3.55%
American Science and Engineering Inc.	41,721	2,276,715
Applied Energetics Inc.(a)(b)	142,418	236,414
Badger Meter Inc.	54,160	2,339,712
Benchmark Electronics Inc.(a)	63,121	1,133,022
Cogent Inc.(a)	195,941	1,847,724
Cubic Corp.	45,437	1,291,774
Cymer Inc.(a)(b)	105,611	2,750,110
Daktronics Inc.	144,444	2,586,992
Dionex Corp.(a)	86,131	6,631,226
Eagle Test Systems Inc.(a)	51,047	535,993
Excel Technology Inc.(a)	10,581	285,264
FARO Technologies Inc.(a)	75,379	2,350,317
FEI Co.(a)	163,885	3,577,610
FLIR Systems Inc.(a)	599,221	18,030,560
ICx Technologies Inc.(a)	13,882	62,469
II-VI Inc.(a)	107,023	4,064,734
Itron Inc.(a)(b)	135,574	12,232,842
L-1 Identity Solutions Inc.(a)(b)	142,378	1,893,627
LoJack Corp.(a)	84,727	1,070,949
Measurement Specialties Inc.(a)	25,539	446,166
Multi-Fineline Electronix Inc.(a)	16,829	315,880
OSI Systems Inc.(a)	31,728	730,379
OYO Geospace Corp.(a)	17,743	805,887
Plexus Corp.(a)	127,008	3,562,574
Rofin-Sinar Technologies Inc.(a)	126,267	5,669,388
Sonic Solutions Inc.(a)	25,995	250,852
Taser International Inc.(a)(b)	280,381	2,635,581
Technitrol Inc.	68,423	1,582,624
TTM Technologies Inc.(a)	22,271	252,108
Varian Inc.(a)	80,577	4,667,020
Woodward Governor Co.	271,361	7,250,766
X-Rite Inc.(a)	33,906	202,419

		93,569,698
ENERGY - ALTERNATE SOURCES – 0.39%
Aventine Renewable Energy Holdings Inc.(a)	82,598	429,510
Clean Energy Fuels Corp.(a)	44,531	594,934
Comverge Inc.(a)	18,335	189,401
Evergreen Energy Inc.(a)(b)	132,119	203,463
Evergreen Solar Inc.(a)	454,598	4,214,123

FuelCell Energy Inc.(a)(b)	301,581	2,005,514
MGP Ingredients Inc.	3,462	24,199
Nova Biosource Fuels Inc.(a)(b)	141,199	213,210
Pacific Ethanol Inc.(a)(b)	103,031	453,336
US BioEnergy Corp.(a)	37,853	223,333
VeraSun Energy Corp.(a)(b)	156,907	1,153,266
Verenium Corp.(a)(b)	182,029	640,742

		10,345,031
ENGINEERING & CONSTRUCTION – 0.59%
AECOM Technology Corp.(a)	150,408	3,912,112
Dycom Industries Inc.(a)	88,498	1,062,861
ENGlobal Corp.(a)	74,997	641,224
Granite Construction Inc.	88,326	2,889,143
Layne Christensen Co.(a)	75,843	2,656,022
Perini Corp.(a)	92,560	3,353,449
Stanley Inc.(a)	36,166	1,065,450

		15,580,261
ENTERTAINMENT – 1.02%
Bally Technologies Inc.(a)	241,077	8,278,584
Cinemark Holdings Inc.	58,136	743,559
Dover Downs Gaming & Entertainment Inc.	70,281	598,091
Isle of Capri Casinos Inc.(a)	6,994	50,007
Lakes Entertainment Inc.(a)	41,161	181,932
Macrovision Corp.(a)	239,414	3,232,089
National CineMedia Inc.	190,176	4,275,156
Pinnacle Entertainment Inc.(a)(b)	146,080	1,869,824
Shuffle Master Inc.(a)(b)	159,062	850,982
Vail Resorts Inc.(a)(b)	142,226	6,868,094

		26,948,318
ENVIRONMENTAL CONTROL – 1.06%
American Ecology Corp.	67,841	1,718,413
Clean Harbors Inc.(a)	75,040	4,877,600
Darling International Inc.(a)	366,771	4,749,684
EnergySolutions Inc.	70,950	1,627,593
Fuel Tech Inc.(a)(b)	78,251	1,604,145
Mine Safety Appliances Co.	47,852	1,971,024
Rentech Inc.(a)(b)	735,817	654,877
Tetra Tech Inc.(a)	157,387	3,070,620
Waste Connections Inc.(a)	222,278	6,832,826
Waste Holdings Inc.	23,146	836,728

		27,943,510
FOOD – 0.83%
American Dairy Inc.(a)(b)	30,462	280,250
Arden Group Inc. Class A	5,893	842,699
Benihana Inc.(a)	49,397	556,704
Cal-Maine Foods Inc.(b)	3,987	133,086
Flowers Foods Inc.	146,709	3,631,048
Great Atlantic & Pacific Tea Co. Inc. (The)(a)	43,140	1,131,131
Ingles Markets Inc. Class A	47,590	1,170,238
J&J Snack Foods Corp.	42,891	1,178,216
Lance Inc.	38,883	762,107
M&F Worldwide Corp.(a)	54,620	2,042,242
Nash Finch Co.	27,299	927,620
Ralcorp Holdings Inc.(a)	29,779	1,731,649
Sanderson Farms Inc.	46,521	1,768,263
Seaboard Corp.	111	173,715
Spartan Stores Inc.	34,436	717,991
Tootsie Roll Industries Inc.	38,567	971,888
United Natural Foods Inc.(a)	194,142	3,632,397

Winn-Dixie Stores Inc.(a)	8,398	150,828

		21,802,072
FOREST PRODUCTS & PAPER – 0.17%
Boise Inc.(a)(b)	74,788	478,643
Deltic Timber Corp.	47,689	2,656,277
Neenah Paper Inc.	45,601	1,175,594
Xerium Technologies Inc.	41,155	53,090

		4,363,604
GAS – 0.02%
EnergySouth Inc.	9,033	471,432

		471,432
HAND & MACHINE TOOLS – 0.38%
Baldor Electric Co.	207,271	5,803,588
Franklin Electric Co. Inc.(b)	87,524	2,990,695
Raser Technologies Inc.(a)	142,042	1,220,141

		10,014,424
HEALTH CARE - PRODUCTS – 6.03%
Abaxis Inc.(a)	94,422	2,187,758
ABIOMED Inc.(a)	130,156	1,710,250
Accuray Inc.(a)(b)	73,416	573,379
Align Technology Inc.(a)(b)	267,279	2,969,470
American Medical Systems Holdings Inc.(a) (b)	327,043	4,640,740
AngioDynamics Inc.(a)	42,335	489,393
ArthroCare Corp.(a)(b)	124,681	4,158,111
Aspect Medical Systems Inc.(a)(b)	69,313	422,809
Bruker Corp.(a)	293,479	4,516,642
Cepheid Inc.(a)(b)	249,381	6,082,403
Conceptus Inc.(a)(b)	133,653	2,480,600
Cutera Inc.(a)	57,550	775,198
Cyberonics Inc.(a)	106,280	1,541,060
Cynosure Inc. Class A(a)	35,851	763,626
ev3 Inc.(a)	208,655	1,698,452
Haemonetics Corp.(a)	111,318	6,632,326
Hansen Medical Inc.(a)(b)	34,485	484,859
Hologic Inc.(a)(b)	552,815	30,736,514
ICU Medical Inc.(a)	39,300	1,130,661
Immucor Inc.(a)	311,597	6,649,480
Insulet Corp.(a)	28,879	415,858
Inverness Medical Innovations Inc.(a)	135,592	4,081,319
Kensey Nash Corp.(a)	40,002	1,158,058
LCA-Vision Inc.	86,150	1,076,875
Luminex Corp.(a)	162,550	3,194,107
Masimo Corp.(a)	54,215	1,409,590
Medical Action Industries Inc.(a)	52,495	862,493
Mentor Corp.(b)	152,621	3,925,412
Meridian Bioscience Inc.	179,715	6,007,872
Merit Medical Systems Inc.(a)	16,636	263,348
Metabolix Inc.(a)	65,358	715,670
Micrus Endovascular Corp.(a)	68,014	840,653
Minrad International Inc.(a)(b)	211,320	496,602
Natus Medical Inc.(a)	97,275	1,765,541
Northstar Neuroscience Inc.(a)	86,817	137,171
NuVasive Inc.(a)(b)	156,209	5,390,773
NxStage Medical Inc.(a)(b)	90,328	390,217
OraSure Technologies Inc.(a)	208,208	1,522,000
Orthofix International NV(a)	44,109	1,754,215
Palomar Medical Technologies Inc.(a)	82,944	1,252,454
PSS World Medical Inc.(a)	288,079	4,799,396
Quidel Corp.(a)	129,173	2,074,518

Sirona Dental Systems Inc.(a)(b)	76,274	2,057,110
Sonic Innovations Inc.(a)	117,322	566,665
SonoSite Inc.(a)	75,494	2,146,294
Spectranetics Corp.(a)	141,897	1,186,259
Stereotaxis Inc.(a)(b)	116,931	692,232
Steris Corp.	135,409	3,633,023
SurModics Inc.(a)(b)	68,789	2,880,883
Symmetry Medical Inc.(a)	14,284	237,114
Thoratec Corp.(a)	240,225	3,432,815
TomoTherapy Inc.(a)	46,244	663,601
TranS1 Inc.(a)	23,720	276,338
Vital Images Inc.(a)(b)	73,313	1,086,499
Vital Sign Inc.	44,551	2,256,508
Volcano Corp.(a)	130,207	1,627,587
West Pharmaceutical Services Inc.	149,413	6,608,537
Wright Medical Group Inc.(a)(b)	151,817	3,664,862
Zoll Medical Corp.(a)	69,148	1,838,645

		159,032,845
HEALTH CARE - SERVICES – 1.68%
Air Methods Corp.(a)	47,103	2,278,372
Alliance Imaging Inc.(a)	68,035	585,101
Amedisys Inc.(a)	110,786	4,358,321
American Dental Partners Inc.(a)	53,523	517,567
Apria Healthcare Group Inc.(a)	80,732	1,594,457
Assisted Living Concepts Inc.(a)	73,146	430,830
athenahealth Inc.(a)(b)	21,041	498,040
Bio-Reference Laboratories Inc.(a)	50,112	1,324,460
Capital Senior Living Corp.(a)	27,029	217,583
Centene Corp.(a)	137,886	1,922,131
Emeritus Corp.(a)	29,300	611,198
Ensign Group Inc. (The)	10,848	100,561
Genoptix Inc.(a)	20,734	518,557
Gentiva Health Services Inc.(a)	38,617	840,306
Healthways Inc.(a)	158,747	5,610,119
Hythiam Inc.(a)(b)	169,246	204,788
IPC The Hospitalist Co. Inc.(a)	14,228	281,430
LHC Group Inc.(a)	65,468	1,099,862
Magellan Health Services Inc.(a)	28,335	1,124,616
Matria Healthcare Inc.(a)	77,000	1,717,100
MedCath Corp.(a)	13,932	253,562
National Healthcare Corp.	21,877	1,065,410
NightHawk Radiology Holdings Inc.(a)(b)	95,340	892,382
Odyssey Healthcare Inc.(a)	11,177	100,593
Psychiatric Solutions Inc.(a)(b)	245,756	8,336,044
Skilled Healthcare Group Inc. Class A(a)	53,632	588,879
Sun Healthcare Group Inc.(a)	194,738	2,558,857
Sunrise Senior Living Inc.(a)	172,849	3,851,076
Triple-S Management Corp. Class B(a)	42,903	757,238
Virtual Radiologic Corp.(a)	13,330	203,682

		44,443,122
HOLDING COMPANIES - DIVERSIFIED – 0.71%
Alternative Asset Management Acquisition Corp.(a)	75,044	710,667
Heckmann Corp.(a)	96,662	720,132
Hicks Acquisition Co. I Inc.(a)	100,076	918,698
Information Services Group Inc.(a)(b)	45,255	233,516
NRDC Acquisition Corp.(a)(b)	74,545	685,069
Triplecrown Acquisition Corp.(a)	87,881	801,475
Walter Industries Inc.	235,257	14,734,146

		18,803,703

HOME BUILDERS – 0.25%
AMREP Corp.(b)	2,519	131,744
Champion Enterprises Inc.(a)	294,314	2,951,969
Fleetwood Enterprises Inc.(a)(b)	289,389	1,331,189
Winnebago Industries Inc.(b)	124,009	2,095,752

		6,510,654
HOME FURNISHINGS – 0.50%
DTS Inc.(a)(b)	81,958	1,966,992
Ethan Allen Interiors Inc.	10,673	303,433
Kimball International Inc. Class B	61,382	658,015
Sealy Corp.(b)	139,844	1,062,814
Tempur-Pedic International Inc.(b)	340,407	3,744,477
TiVo Inc.(a)	440,007	3,854,461
Universal Electronics Inc.(a)	65,149	1,577,257

		13,167,449
HOUSEHOLD PRODUCTS & WARES – 0.52%
ACCO Brands Corp.(a)	63,902	867,150
Blyth Inc.	14,234	280,694
Fossil Inc.(a)(b)	197,539	6,032,841
Standard Register Co. (The)	17,544	136,668
Tupperware Brands Corp.	137,916	5,334,591
WD-40 Co.	31,319	1,041,357

		13,693,301
HOUSEWARES – 0.01%
Libbey Inc.	3,910	65,844
Lifetime Brands Inc.	9,347	83,562

		149,406
INSURANCE – 0.42%
AmTrust Financial Services Inc.	87,650	1,420,806
Citizens Inc.(a)	12,245	81,919
Darwin Professional Underwriters Inc.(a)	22,725	511,085
eHealth Inc.(a)(b)	60,230	1,329,276
Enstar Group Ltd.(a)(b)	31,750	3,532,822
First Mercury Financial Corp.(a)	30,474	530,552
Greenlight Capital Re Ltd.(a)	5,087	94,618
Hilb Rogal & Hobbs Co.	10,490	330,120
National Interstate Corp.	6,127	143,065
Primus Guaranty Ltd.(a)(b)	38,472	137,730
Tower Group Inc.	90,629	2,281,132
Universal American Corp.(a)	51,115	541,819
Validus Holdings Ltd.	7,676	179,849

		11,114,793
INTERNET – 5.09%
Art Technology Group Inc.(a)	575,224	2,231,869
Blue Coat Systems Inc.(a)	148,300	3,268,532
Blue Nile Inc.(a)(b)	60,929	3,299,305
Chordiant Software Inc.(a)	147,950	892,139
CNET Networks Inc.(a)(b)	685,546	4,867,377
Cogent Communications Group Inc.(a)(b)	211,659	3,875,476
comScore Inc.(a)	18,682	374,761
Constant Contact Inc.(a)(b)	22,754	329,478
CyberSource Corp.(a)	289,243	4,225,840
DealerTrack Holdings Inc.(a)	162,400	3,283,728
Dice Holdings Inc.(a)	47,898	426,771
Digital River Inc.(a)(b)	187,218	5,798,141
Equinix Inc.(a)(b)	162,410	10,798,641
eResearch Technology Inc.(a)(b)	176,421	2,191,149
Global Sources Ltd.(a)(b)	77,330	1,148,351
GSI Commerce Inc.(a)(b)	90,143	1,185,380

Harris Interactive Inc.(a)	128,998	352,165
HSW International Inc.(a)	31,746	160,000
iBasis Inc.	148,418	608,514
iMergent Inc.(b)	52,739	600,697
InfoSpace Inc.	75,677	875,583
Internap Network Services Corp.(a)(b)	220,409	1,093,229
Internet Brands Inc. Class A(a)	18,482	136,212
Interwoven Inc.(a)	161,538	1,725,226
iPass Inc.(a)	118,300	357,266
j2 Global Communications Inc.(a)	223,450	4,987,404
Knot Inc. (The)(a)	124,843	1,466,905
Lionbridge Technologies Inc.(a)	231,127	774,275
Liquidity Services Inc.(a)	47,051	376,408
LoopNet Inc.(a)(b)	122,382	1,554,251
MercadoLibre Inc.(a)	50,712	2,016,309
Move Inc.(a)	469,703	1,446,685
NetFlix Inc.(a)(b)	190,520	6,601,518
NIC Inc.	177,384	1,261,200
1-800-FLOWERS.COM Inc.(a)	108,183	920,637
Online Resources Corp.(a)	130,206	1,252,582
Orbitz Worldwide Inc.(a)	93,585	644,801
Overstock.com Inc.(a)(b)	73,530	875,742
Perficient Inc.(a)	132,258	1,050,129
Priceline.com Inc.(a)(b)	171,225	20,694,254
RightNow Technologies Inc.(a)	81,528	970,183
Sapient Corp.(a)	370,132	2,576,119
Secure Computing Corp.(a)	15,483	99,865
Shutterfly Inc.(a)	65,348	971,725
Sohu.com Inc.(a)	124,455	5,616,654
SonicWALL Inc.(a)	71,263	582,219
Sourcefire Inc.(a)(b)	29,215	174,121
Stamps.com Inc.(a)	73,841	757,609
TechTarget Inc.(a)	23,709	335,957
Terremark Worldwide Inc.(a)	229,036	1,255,117
TheStreet.com Inc.	98,836	798,595
Travelzoo Inc.(a)	31,451	347,219
TriZetto Group Inc. (The)(a)	193,355	3,227,095
United Online Inc.	83,205	878,645
ValueClick Inc.(a)	451,858	7,794,551
Vasco Data Security International Inc.(a)	117,698	1,610,109
Vignette Corp.(a)	60,698	801,821
Vocus Inc.(a)	58,425	1,542,420
Websense Inc.(a)	203,887	3,822,881

		134,191,835
INVESTMENT COMPANIES – 0.03%
BlackRock Kelso Capital Corp.	12,977	154,945
PennantPark Investment Corp.	64,734	550,886

		705,831
IRON & STEEL – 0.02%
Esmark Inc.(a)(b)	3,702	41,833
Universal Stainless & Alloy Products Inc.(a)	16,192	481,064

		522,897
LEISURE TIME – 0.71%
Ambassadors Group Inc.	70,650	1,334,579
Ambassadors International Inc.(b)	14,497	107,423
Life Time Fitness Inc.(a)(b)	151,781	4,737,085
Marine Products Corp.	7,930	64,074
Nautilus Inc.	52,667	173,274
Polaris Industries Inc.(b)	127,723	5,237,920
Town Sports International Holdings Inc.(a)	66,975	429,310

WMS Industries Inc.(a)	183,980	6,617,761

		18,701,426
LODGING – 0.28%
Ameristar Casinos Inc.	48,470	884,578
Gaylord Entertainment Co.(a)	80,405	2,435,467
Marcus Corp.	33,813	649,210
Monarch Casino & Resort Inc.(a)	53,770	952,267
Morgans Hotel Group Co.(a)(b)	92,843	1,375,933
MTR Gaming Group Inc.(a)	90,935	636,545
Riviera Holdings Corp.(a)	25,037	516,013

		7,450,013
MACHINERY – 2.52%
Altra Holdings Inc.(a)	51,049	686,609
Applied Industrial Technologies Inc.	33,767	1,009,296
Astec Industries Inc.(a)	85,277	3,305,337
Bucyrus International Inc. Class A	168,978	17,176,614
Cascade Corp.	10,087	497,390
Chart Industries Inc.(a)	39,710	1,343,786
Cognex Corp.	158,647	3,463,264
Columbus McKinnon Corp.(a)	47,454	1,470,125
Flow International Corp.(a)	168,416	1,564,585
Gorman-Rupp Co. (The)	64,604	2,124,826
Hurco Companies Inc.(a)	25,236	1,180,540
Intermec Inc.(a)	274,340	6,087,605
Intevac Inc.(a)	96,893	1,254,764
iRobot Corp.(a)(b)	69,471	1,188,649
Kadant Inc.(a)	3,393	99,686
Lindsay Corp.	20,387	2,089,056
Middleby Corp. (The)(a)(b)	62,372	3,891,389
Nordson Corp.	115,940	6,243,369
Sauer-Danfoss Inc.	26,939	596,429
Tennant Co.	39,238	1,562,065
TurboChef Technologies Inc.(a)(b)	89,113	581,017
Twin Disc Inc.	41,349	654,141
Wabtec Corp.	220,431	8,301,431

		66,371,973
MANUFACTURING – 2.33%
Actuant Corp. Class A	217,434	6,568,681
Acuity Brands Inc.	132,274	5,681,168
American Railcar Industries Inc.(b)	44,216	898,911
Ameron International Corp.	3,309	309,491
AptarGroup Inc.	24,651	959,663
AZZ Inc.(a)	52,496	1,867,808
Barnes Group Inc.	189,093	4,339,684
Ceradyne Inc.(a)	87,564	2,798,545
CLARCOR Inc.	115,440	4,103,892
ESCO Technologies Inc.(a)(b)	117,121	4,652,046
FreightCar America Inc.	3,306	113,396
GenTek Inc.(a)	39,614	1,191,589
Hexcel Corp.(a)(b)	426,909	8,158,231
Koppers Holdings Inc.	43,253	1,916,540
Lancaster Colony Corp.	86,629	3,461,695
LSB Industries Inc.(a)	69,941	1,030,930
Matthews International Corp. Class A	142,914	6,895,601
Myers Industries Inc.	126,293	1,658,227
Polypore International Inc.(a)	25,641	530,512
Raven Industries Inc.	72,823	2,206,537
Reddy Ice Holdings Inc.	44,508	579,939
Smith & Wesson Holding Corp.(a) (b)	132,646	665,883
Sturm, Ruger & Co. Inc.(a)	94,167	775,936

		61,364,905

MEDIA – 0.60%
Acacia Research Corp. - Acacia Technologies Group(a)(b)	133,649	768,482
Citadel Broadcasting Corp.	300,151	498,251
CKX Inc.(a)	156,586	1,490,699
Courier Corp.	33,868	845,007
Crown Media Holdings Inc. Class A(a)(b)	38,952	201,382
Cumulus Media Inc. Class A(a)	59,723	381,033
Dolan Media Co.(a)	27,369	550,391
Entravision Communications Corp.(a)	131,426	875,297
Gemstar-TV Guide International Inc.(a)	1,039,046	4,883,516
LodgeNet Interactive Corp.(a)(b)	72,821	443,480
Martha Stewart Living Omnimedia Inc. Class A(a)(b)	118,915	883,538
Nexstar Broadcasting Group Inc. Class A(a)	13,981	82,488
Sinclair Broadcast Group Inc. Class A	105,391	939,034
Spanish Broadcasting System Inc. Class A(a)	91,476	161,913
Sun-Times Media Group Inc. Class A(a)	159,374	114,749
Value Line Inc.	5,925	271,958
Westwood One Inc.(a)	287,157	603,030
World Wrestling Entertainment Inc.	101,782	1,894,163

		15,888,411
METAL FABRICATE & HARDWARE – 0.98%
A.M. Castle & Co.	22,215	599,805
Ampco-Pittsburgh Corp.	2,600	111,774
Dynamic Materials Corp.	54,654	2,361,053
Haynes International Inc.(a)	52,633	2,888,499
Kaydon Corp.	104,962	4,608,881
L.B. Foster Co. Class A(a)	43,398	1,868,718
Ladish Co. Inc.(a)	25,103	903,708
RBC Bearings Inc.(a)	95,935	3,562,067
Sun Hydraulics Corp.	50,450	1,476,672
Valmont Industries Inc.	84,214	7,401,568

		25,782,745
MINING – 1.37%
AMCOL International Corp.	34,895	1,089,771
Apex Silver Mines Ltd.(a)	264,786	3,209,206
Brush Engineered Materials Inc.(a)	92,209	2,367,005
Century Aluminum Co.(a)	72,567	4,806,838
Coeur d’Alene Mines Corp.(a)	1,103,449	4,457,934
General Moly Inc.(a)	220,766	1,763,920
Hecla Mining Co.(a)	544,414	6,075,660
Horsehead Holding Corp.(a)	12,948	149,938
Kaiser Aluminum Corp.	68,479	4,745,595
Royal Gold Inc.	41,983	1,266,627
RTI International Metals Inc.(a)	104,449	4,722,139
Stillwater Mining Co.(a)	11,546	178,617
Uranium Resources Inc.(a)	109,651	656,809
US Gold Corp.(a)	249,183	632,925

		36,122,984
OFFICE FURNISHINGS – 0.47%
Herman Miller Inc.	256,244	6,295,915
Interface Inc. Class A	246,918	3,469,198
Knoll Inc.	225,290	2,599,847

		12,364,960
OIL & GAS – 4.75%
Alon USA Energy Inc.	57,986	881,967
Apco Argentina Inc.	40,911	1,062,459
Approach Resources Inc.(a)	31,711	497,228

Arena Resources Inc.(a)	137,970	5,340,819
Atlas America Inc.	103,461	6,253,183
ATP Oil & Gas Corp.(a)	115,267	3,771,536
Atwood Oceanics Inc.(a)	123,837	11,358,330
Berry Petroleum Co. Class A	71,489	3,323,524
Bill Barrett Corp.(a)(b)	110,675	5,229,394
Bois d’Arc Energy Inc.(a)	71,071	1,527,316
BPZ Resources Inc.(a)(b)	270,044	5,868,056
Carrizo Oil & Gas Inc.(a)	120,793	7,159,401
Comstock Resources Inc.(a)	148,925	6,001,678
Concho Resources Inc.(a)	84,288	2,161,144
Contango Oil & Gas Co.(a)	59,375	3,836,219
Crosstex Energy Inc.	166,998	5,669,582
CVR Energy Inc.(a)(b)	73,254	1,687,040
Delek US Holdings Inc.	29,592	374,931
Delta Petroleum Corp.(a)(b)	297,328	6,701,773
FX Energy Inc.(a)	168,905	719,535
GeoGlobal Resources Inc.(a)(b)	145,065	404,731
GMX Resources Inc.(a)	60,601	2,116,793
Goodrich Petroleum Corp.(a)(b)	85,834	2,581,887
Grey Wolf Inc.(a)	65,427	443,595
Gulfport Energy Corp.(a)	103,497	1,097,068
Mariner Energy Inc.(a)	211,099	5,701,784
McMoRan Exploration Co.(a)(b)	94,476	1,633,490
Parallel Petroleum Corp.(a)	186,298	3,645,852
Parker Drilling Co.(a)	402,417	2,599,614
Penn Virginia Corp.	83,939	3,700,871
Petrohawk Energy Corp.(a)	448,773	9,051,751
Petroleum Development Corp.(a)	9,145	633,474
PetroQuest Energy Inc.(a)	188,250	3,264,255
Rex Energy Corp.(a)	20,780	345,779
Rosetta Resources Inc.(a)	124,566	2,450,213
SulphCo Inc.(a)(b)	131,398	547,930
TXCO Resources Inc.(a)(b)	151,683	1,877,836
Venoco Inc.(a)	63,831	741,716
Warren Resources Inc.(a)(b)	249,402	2,960,402

		125,224,156
OIL & GAS SERVICES – 2.61%
Basic Energy Services Inc.(a)	135,511	2,992,083
Cal Dive International Inc.(a)	100,095	1,038,986
CARBO Ceramics Inc.	91,580	3,672,358
Complete Production Services Inc.(a)	192,952	4,426,319
Dawson Geophysical Co.(a)	31,583	2,131,853
Dril-Quip Inc.(a)	120,657	5,606,931
Flotek Industries Inc.(a)	91,492	1,334,868
Geokinetics Inc.(a)	30,633	555,070
Gulf Island Fabrication Inc.	43,807	1,258,137
Hercules Offshore Inc.(a)(b)	375,882	9,442,156
ION Geophysical Corp.(a)(b)	376,078	5,189,876
Lufkin Industries Inc.	67,922	4,334,782
Matrix Service Co.(a)	120,709	2,073,781
NATCO Group Inc. Class A(a)	83,231	3,891,049
Newpark Resources Inc.(a)	349,263	1,781,241
RPC Inc.	145,129	2,204,510
Superior Offshore International Inc.(a) (b)	27,922	92,422
Superior Well Services Inc.(a)	52,136	1,140,214
T-3 Energy Services Inc.(a)	25,856	1,100,431
W-H Energy Services Inc.(a)(b)	137,698	9,480,507
Willbros Group Inc.(a)	167,674	5,130,824

		68,878,398

PACKAGING & CONTAINERS – 0.56%
AEP Industries Inc.(a)	25,420	769,972
Graphic Packaging Holding Co.(a)	307,955	899,229
Greif Inc. Class A	150,240	10,205,803
Silgan Holdings Inc.	60,738	3,014,427

		14,889,431
PHARMACEUTICALS – 5.73%
ACADIA Pharmaceuticals Inc.(a)	139,260	1,261,696
Akorn Inc.(a)(b)	248,047	1,173,262
Alexza Pharmaceuticals Inc.(a)	92,119	633,779
Alkermes Inc.(a)	455,432	5,410,532
Allos Therapeutics Inc.(a)	188,754	1,147,624
Alnylam Pharmaceuticals Inc.(a)(b)	158,911	3,877,428
Altus Pharmaceuticals Inc.(a)	95,314	433,679
Amicus Therapeutics Inc.(a)	18,897	202,198
Animal Health International Inc.(a)	31,638	346,120
Array BioPharma Inc.(a)(b)	212,523	1,489,786
Auxilium Pharmaceuticals Inc.(a)	141,272	3,777,613
Bentley Pharmaceuticals Inc.(a)	45,411	737,929
Biodel Inc.(a)	27,537	298,776
BioForm Medical Inc.(a)	45,621	209,857
BioMarin Pharmaceutical Inc.(a)(b)	432,933	15,312,840
Bionovo Inc.(a)(b)	200,716	254,909
Cadence Pharmaceuticals Inc.(a)	83,801	498,616
Caraco Pharmaceutical Laboratories Ltd.(a)	47,538	853,307
Cubist Pharmaceuticals Inc.(a)(b)	249,854	4,602,311
CV Therapeutics Inc.(a)(b)	267,131	1,904,644
Cypress Bioscience Inc.(a)	167,001	1,195,727
Cytrx Corp.(a)(b)	389,766	448,231
Dendreon Corp.(a)(b)	380,454	1,833,788
Discovery Laboratories Inc.(a)	432,020	1,015,247
DURECT Corp.(a)	333,523	1,750,996
HealthExtras Inc.(a)	139,584	3,467,267
Idenix Pharmaceuticals Inc.(a)(b)	111,139	557,918
I-Flow Corp.(a)	92,633	1,299,641
Indevus Pharmaceuticals Inc.(a)	250,231	1,193,602
Isis Pharmaceuticals Inc.(a)(b)	204,369	2,883,647
Javelin Pharmaceuticals Inc.(a)	189,696	533,046
Jazz Pharmaceuticals Inc.(a)(b)	24,591	221,811
K-V Pharmaceutical Co. Class A(a)	160,198	3,998,542
Ligand Pharmaceuticals Inc. Class B	384,087	1,536,348
Mannatech Inc.(b)	70,313	501,332
MAP Pharmaceuticals Inc.(a)	24,415	341,078
Medarex Inc.(a)(b)	570,940	5,052,819
Medicines Co. (The)(a)	233,499	4,716,680
Medicis Pharmaceutical Corp. Class A	253,245	4,986,394
Nabi Biopharmaceuticals(a)	103,492	416,038
Nastech Pharmaceutical Co. Inc.(a)(b)	114,923	270,069
Neurocrine Biosciences Inc.(a)	90,102	486,551
Neurogen Corp.(a)	139,756	259,946
Noven Pharmaceuticals Inc.(a)	111,644	1,002,563
Obagi Medical Products Inc.(a)	23,796	206,549
Onyx Pharmaceuticals Inc.(a)	247,617	7,188,322
OSI Pharmaceuticals Inc.(a)	261,007	9,759,052
Osiris Therapeutics Inc.(a)(b)	66,608	837,929
Pain Therapeutics Inc.(a)(b)	162,642	1,374,325
Par Pharmaceutical Companies Inc.(a)	137,911	2,398,272
Penwest Pharmaceuticals Co.(a)	103,257	268,468
Perrigo Co.	182,860	6,899,308
PetMed Express Inc.(a)	96,635	1,071,682
PharMerica Corp.(a)	32,778	543,131
Poniard Pharmaceuticals Inc.(a)	104,612	350,450
POZEN Inc.(a)(b)	114,951	1,190,892

Progenics Pharmaceuticals Inc.(a)	114,981	750,826
Rigel Pharmaceuticals Inc.(a)	141,265	2,636,005
Salix Pharmaceuticals Ltd.(a)	190,095	1,193,797
Santarus Inc.(a)	226,059	580,972
Sciele Pharma Inc.(a)(b)	135,305	2,638,448
Sirtris Pharmaceuticals Inc.(a)(b)	24,878	323,165
Somaxon Pharmaceuticals Inc.(a)(b)	44,401	210,905
Sucampo Pharmaceuticals Inc.(a)	16,361	130,888
Synta Pharmaceuticals Corp.(a)(b)	22,875	185,059
Synutra International Inc.(a)(b)	21,882	683,813
Tiens Biotech Group (USA) Inc.(a)	1,229	2,605
Trubion Pharmaceuticals Inc.(a)(b)	39,214	370,180
United Therapeutics Corp.(a)	100,670	8,728,089
USANA Health Sciences Inc.(a)(b)	38,061	838,484
Valeant Pharmaceuticals International(a) (b)	404,177	5,185,591
Vanda Pharmaceuticals Inc.(a)	119,362	461,931
ViroPharma Inc.(a)(b)	280,535	2,507,983
VIVUS Inc.(a)	263,179	1,586,969
XenoPort Inc.(a)	97,565	3,948,456
Zymogenetics Inc.(a)(b)	175,325	1,718,185

		151,166,918
REAL ESTATE – 0.14%
Consolidated-Tomoka Land Co.	25,793	1,445,698
FX Real Estate and Entertainment Inc.(a)	31,569	185,626
Grubb & Ellis Co.	176,543	1,212,850
Thomas Properties Group Inc.	106,273	933,077

		3,777,251
REAL ESTATE INVESTMENT TRUSTS – 4.15%
Acadia Realty Trust	145,106	3,504,310
Alexander’s Inc.(a)	9,044	3,206,098
Alexandria Real Estate Equities Inc.(b)	72,303	6,703,934
Associated Estates Realty Corp.	67,001	766,491
Chimera Investment Corp.(b)	38,292	470,992
Corporate Office Properties Trust	17,479	587,469
Cousins Properties Inc.(b)	182,983	4,521,510
Deerfield Capital Corp.	30,349	42,792
Digital Realty Trust Inc.(b)	255,204	9,059,742
DuPont Fabros Technology Inc.	62,226	1,026,107
EastGroup Properties Inc.	87,066	4,045,086
Equity Lifestyle Properties Inc.	91,239	4,504,469
FelCor Lodging Trust Inc.	281,730	3,389,212
First Industrial Realty Trust Inc.(b)	125,394	3,873,421
Getty Realty Corp.	78,909	1,257,020
Glimcher Realty Trust	166,938	1,996,578
Highwoods Properties Inc.	182,256	5,662,694
Home Properties Inc.	116,151	5,574,086
Inland Real Estate Corp.	47,610	724,148
JER Investors Trust Inc.(b)	59,735	506,553
Kite Realty Group Trust	5,517	77,238
Maguire Properties Inc.	72,768	1,041,310
Mid-America Apartment Communities Inc.	115,309	5,747,001
National Health Investors Inc.	6,961	217,531
Nationwide Health Properties Inc.	382,085	12,895,369
Omega Healthcare Investors Inc.(b)	304,863	5,292,422
Post Properties Inc.	33,117	1,278,979
PS Business Parks Inc.	71,854	3,729,223
Ramco-Gershenson Properties Trust	53,670	1,132,974
Saul Centers Inc.	48,713	2,447,341
Sun Communities Inc.	72,324	1,482,642
Tanger Factory Outlet Centers Inc.	141,844	5,456,739
Universal Health Realty Income Trust	17,426	580,286

Washington Real Estate Investment Trust(b)	203,895	6,814,171

		109,615,938
RETAIL – 5.58%
A.C. Moore Arts & Crafts Inc.(a)	76,331	520,577
Aeropostale Inc.(a)(b)	302,981	8,213,815
AFC Enterprises Inc.(a)	73,868	664,073
Bebe Stores Inc.	114,681	1,232,821
Big 5 Sporting Goods Corp.	101,688	891,804
BJ’s Restaurants Inc.(a)(b)	76,089	1,096,442
Bon-Ton Stores Inc. (The)	14,209	77,723
Brown Shoe Co. Inc.	92,625	1,395,859
Buckle Inc. (The)	63,678	2,848,317
Buffalo Wild Wings Inc.(a)(b)	69,028	1,691,186
Build-A-Bear Workshop Inc.(a)	71,046	645,808
Cabela’s Inc. Class A(a)(b)	22,900	324,264
Cache Inc.(a)	33,714	380,631
California Pizza Kitchen Inc.(a)	101,646	1,332,579
Carrols Restaurant Group Inc.(a)	44,257	395,215
Cash America International Inc.	127,547	4,642,711
Casual Male Retail Group Inc.(a)	147,516	619,567
Cato Corp. Class A	34,340	513,040
CBRL Group Inc.	60,712	2,171,668
CEC Entertainment Inc.(a)	49,135	1,419,019
Charlotte Russe Holding Inc.(a)	115,236	1,998,192
Children’s Place Retail Stores Inc. (The)(a)(b)	101,292	2,487,732
Chipotle Mexican Grill Inc. Class B(a)	148,160	14,384,854
Christopher & Banks Corp.	163,074	1,629,109
Citi Trends Inc.(a)	62,086	1,145,487
CKE Restaurants Inc.	259,542	2,912,061
Collective Brands Inc.(a)(b)	131,294	1,591,283
Conn’s Inc.(a)(b)	3,202	52,225
CSK Auto Corp.(a)	11,038	102,764
Denny’s Corp.(a)	423,126	1,260,915
Dress Barn Inc.(a)	165,104	2,136,446
DSW Inc. Class A(a)(b)	72,803	942,799
EZCORP Inc.(a)	166,668	2,051,683
FGX International Holdings Ltd.(a)	28,979	346,589
First Cash Financial Services Inc.(a)	112,717	1,164,367
Gander Mountain Co.(a)(b)	11,845	72,018
Genesco Inc.(a)(b)	86,417	1,997,097
hhgregg Inc.(a)	11,673	131,321
Hibbett Sports Inc.(a)	143,832	2,220,766
Hot Topic Inc.(a)	100,730	434,146
IHOP Corp.(b)	34,059	1,631,426
J. Crew Group Inc.(a)(b)	176,316	7,787,878
Jack in the Box Inc.(a)	146,724	3,942,474
Jo-Ann Stores Inc.(a)	10,574	155,755
Jos. A. Bank Clothiers Inc.(a)(b)	81,424	1,669,192
Krispy Kreme Doughnuts Inc.(a)(b)	292,582	892,375
Longs Drug Stores Corp.	140,948	5,984,652
lululemon athletica inc.(a)(b)	31,725	901,942
McCormick & Schmick’s Seafood Restaurants Inc.(a)	61,960	721,834
Men’s Wearhouse Inc. (The)	245,587	5,714,809
Morton’s Restaurant Group Inc.(a)	19,117	151,598
New York & Co. Inc.(a)	96,642	554,725
99 Cents Only Stores(a)(b)	118,193	1,168,929
Nu Skin Enterprises Inc. Class A	151,651	2,732,751
P.F. Chang’s China Bistro Inc.(a) (b)	109,547	3,115,517
Pacific Sunwear of California Inc.(a)	259,533	3,272,711
Pantry Inc. (The)(a)	41,512	875,073
Papa John’s International Inc.(a)	60,087	1,454,706
PC Connection Inc.(a)	9,482	75,097

Pep Boys - Manny, Moe & Jack (The)	31,269	311,439
PriceSmart Inc.	19,050	527,876
Red Robin Gourmet Burgers Inc.(a)	75,650	2,842,171
Retail Ventures Inc.(a)(b)	123,519	599,067
Ruby Tuesday Inc.	197,186	1,478,895
Ruth’s Chris Steak House Inc.(a) (b)	85,223	588,891
Sally Beauty Co. Inc.(a)	422,802	2,917,334
School Specialty Inc.(a)	17,640	556,366
Select Comfort Corp.(a)(b)	212,306	764,302
Shoe Carnival Inc.(a)	11,308	152,997
Sonic Corp.(a)	275,256	6,066,642
Stein Mart Inc.	16,535	92,927
Systemax Inc.	27,943	336,993
Texas Roadhouse Inc. Class A(a)(b)	239,498	2,347,080
Titan Machinery Inc.(a)	13,125	245,438
Triarc Companies Inc. Class B	282,943	1,955,136
Tween Brands Inc.(a)	111,575	2,760,366
Ulta Salon Cosmetics & Fragrance Inc.(a)(b)	21,153	296,988
Under Armour Inc. Class A(a)(b)	111,742	4,089,757
Wet Seal Inc. Class A(a)	378,158	1,281,956
World Fuel Services Corp.	98,691	2,770,256
Zumiez Inc.(a)(b)	77,866	1,221,718

		147,147,012
SAVINGS & LOANS – 0.14%
Abington Bancorp Inc.	10,790	111,353
Beneficial Mutual Bancorp. Inc.(a)	14,504	143,445
NewAlliance Bancshares Inc.	246,573	3,022,985
Oritani Financial Corp.(a)	23,868	362,078
Wauwatosa Holdings Inc.(a)	3,430	40,817

		3,680,678
SEMICONDUCTORS – 3.38%
Advanced Analogic Technologies Inc.(a)	172,625	970,153
Amkor Technology Inc.(a)	473,865	5,070,356
ANADIGICS Inc.(a)	264,628	1,735,960
Applied Micro Circuits Corp.(a)	113,558	815,346
Asyst Technologies Inc.(a)	197,939	692,787
ATMI Inc.(a)	134,639	3,747,003
AuthenTec Inc.(a)	22,718	225,817
Brooks Automation Inc.(a)	29,902	290,647
Cabot Microelectronics Corp.(a)	86,958	2,795,700
Cavium Networks Inc.(a)	19,838	325,343
Cirrus Logic Inc.(a)	223,429	1,501,443
Cohu Inc.	46,686	758,648
Conexant Systems Inc.(a)	585,247	339,385
Diodes Inc.(a)	134,532	2,954,323
DSP Group Inc.(a)	7,607	96,913
Emulex Corp.(a)	228,939	3,717,969
Entegris Inc.(a)	72,043	517,989
Entropic Communications Inc.(a)	27,335	106,333
Exar Corp.(a)	88,567	728,906
FormFactor Inc.(a)(b)	216,662	4,138,244
Hittite Microwave Corp.(a)	74,386	2,783,524
IPG Photonics Corp.(a)	44,891	704,340
IXYS Corp.(a)	68,012	464,522
Kulicke and Soffa Industries Inc.(a)	222,042	1,061,361
LTX Corp.(a)	277,837	872,408
Mattson Technology Inc.(a)	192,020	1,169,402
Micrel Inc.	233,226	2,162,005
Microsemi Corp.(a)	345,225	7,871,130
Microtune Inc.(a)	242,032	885,837
MIPS Technologies Inc. Class A(a)	194,362	769,674

MKS Instruments Inc.(a)	12,233	261,786
Monolithic Power Systems Inc.(a)	114,476	2,018,212
NetLogic Microsystems Inc.(a)	74,132	1,789,546
OmniVision Technologies Inc.(a)(b)	66,325	1,115,587
ON Semiconductor Corp.(a)(b)	1,444,647	8,205,595
Pericom Semiconductor Corp.(a)	35,232	517,206
PLX Technology Inc.(a)	129,770	865,566
PMC-Sierra Inc.(a)	899,200	5,125,440
Rubicon Technology Inc.(a)(b)	19,213	556,793
Rudolph Technologies Inc.(a)	66,852	653,144
Semitool Inc.(a)	18,406	153,138
Semtech Corp.(a)	230,914	3,308,998
Silicon Image Inc.(a)(b)	358,846	1,797,818
SiRF Technology Holdings Inc.(a)(b)	270,120	1,374,911
Skyworks Solutions Inc.(a)	96,669	703,750
Standard Microsystems Corp.(a)	34,800	1,015,464
Supertex Inc.(a)	48,573	991,375
Syntax-Brillian Corp.(a)(b)	235,774	231,059
Techwell Inc.(a)	66,964	725,890
Tessera Technologies Inc.(a)	217,603	4,526,142
Ultra Clean Holdings Inc.(a)	9,477	92,875
Ultratech Inc.(a)	54,502	523,764
Veeco Instruments Inc.(a)	18,616	309,584
Volterra Semiconductor Corp.(a)(b)	96,377	1,091,951
Zoran Corp.(a)	72,301	987,632

		89,216,694
SOFTWARE – 5.55%
ACI Worldwide Inc.(a)	167,863	3,343,831
Actuate Corp.(a)	273,469	1,121,223
Advent Software Inc.(a)(b)	78,352	3,339,362
Allscripts Healthcare Solutions Inc.(a) (b)	251,422	2,594,675
American Reprographics Co.(a)	135,422	2,009,662
ANSYS Inc.(a)	350,260	12,090,975
ArcSight Inc.(a)	21,627	149,443
Blackbaud Inc.	167,633	4,070,129
Blackboard Inc.(a)	129,003	4,299,670
BladeLogic Inc.(a)	18,314	513,708
CommVault Systems Inc.(a)	161,415	2,001,546
Computer Programs and Systems Inc.	28,371	592,954
Concur Technologies Inc.(a)(b)	193,949	6,022,116
CSG Systems International Inc.(a)	65,128	740,505
Deltek Inc.(a)	28,450	369,281
Digi International Inc.(a)	16,073	185,482
DivX Inc.(a)	104,973	734,811
Double-Take Software Inc.(a)	37,754	440,967
Eclipsys Corp.(a)(b)	206,235	4,044,268
Epicor Software Corp.(a)(b)	263,581	2,952,107
EPIQ Systems Inc.(a)	139,308	2,162,060
FalconStor Software Inc.(a)(b)	144,708	1,101,228
Glu Mobile Inc.(a)(b)	32,666	146,670
Guidance Software Inc.(a)	14,827	132,702
Informatica Corp.(a)(b)	396,109	6,757,620
infoUSA Inc.	48,911	298,846
InnerWorkings Inc.(a)	105,185	1,475,746
Interactive Intelligence Inc.(a)	58,946	693,794
INVESTools Inc.(a)(b)	182,286	2,003,323
JDA Software Group Inc.(a)	35,558	648,934
ManTech International Corp. Class A(a)	15,265	692,420
MedAssets Inc.(a)	53,294	789,817
MicroStrategy Inc. Class A(a)	37,351	2,763,600
Midway Games Inc.(a)(b)	103,491	279,426
Monotype Imaging Holdings Inc.(a)	34,433	520,283

NetSuite Inc.(a)	22,459	483,767
Nuance Communications Inc.(a)(b)	678,199	11,807,445
Omnicell Inc.(a)	152,508	3,065,411
Omniture Inc.(a)(b)	200,091	4,644,112
OpenTV Corp.(a)(b)	262,864	310,180
Packeteer Inc.(a)	135,218	688,260
Parametric Technology Corp.(a)	237,016	3,787,516
PDF Solutions Inc.(a)	52,438	288,933
Pegasystems Inc.	5,769	55,555
Phase Forward Inc.(a)	186,464	3,184,805
Progress Software Corp.(a)	185,899	5,562,098
PROS Holdings Inc.(a)	24,766	310,813
QAD Inc.	44,267	372,285
Quality Systems Inc.	77,284	2,308,473
Quest Software Inc.(a)	270,748	3,538,676
Renaissance Learning Inc.(b)	37,787	528,640
Schawk Inc.	7,203	115,176
SeaChange International Inc.(a)	55,014	386,748
Smith Micro Software Inc.(a)(b)	132,822	812,871
Solera Holdings Inc.(a)	82,740	2,015,546
SourceForge Inc.(a)	301,447	599,880
SPSS Inc.(a)	83,082	3,221,920
Sybase Inc.(a)	43,367	1,140,552
Synchronoss Technologies Inc.(a)	83,052	1,663,532
Take-Two Interactive Software Inc.(a)	298,935	7,628,821
Taleo Corp. Class A(a)	74,585	1,446,949
THQ Inc.(a)(b)	303,108	6,607,754
Trident Microsystems Inc.(a)	273,769	1,409,910
Ultimate Software Group Inc.(a)	111,933	3,364,706
Unica Corp.(a)	43,738	297,418
Wind River Systems Inc.(a)	339,217	2,625,540

		146,357,476
STORAGE & WAREHOUSING – 0.09%
Mobile Mini Inc.(a)(b)	130,341	2,476,479

		2,476,479
TELECOMMUNICATIONS – 3.88%
Acme Packet Inc.(a)	99,051	791,417
ADTRAN Inc.	118,135	2,185,498
Airvana Inc.(a)	21,212	110,939
Anaren Inc.(a)	3,862	48,893
Anixter International Inc.(a)	116,186	7,440,551
ARRIS Group Inc.(a)	574,013	3,340,756
Aruba Networks Inc.(a)	22,496	117,204
Atheros Communications Inc.(a)	257,590	5,368,176
Avanex Corp.(a)	866,516	615,226
BigBand Networks Inc.(a)	55,032	315,333
Cbeyond Inc.(a)(b)	92,805	1,743,806
Centennial Communications Corp.(a)	106,464	629,202
Comtech Telecommunications Corp.(a)	105,032	4,096,248
Consolidated Communications Holdings Inc.	64,337	973,419
CPI International Inc.(a)	31,723	314,692
Ditech Networks Inc.(a)	42,928	126,208
EMS Technologies Inc.(a)	35,060	951,528
Extreme Networks Inc.(a)	30,775	95,403
FairPoint Communications Inc.	18,524	167,086
Finisar Corp.(a)(b)	1,205,447	1,542,972
Foundry Networks Inc.(a)(b)	573,735	6,643,851
General Communication Inc. Class A(a)	30,890	189,665
GeoEye Inc.(a)	55,680	1,447,123
Global Crossing Ltd.(a)	68,412	1,037,126
Globalstar Inc.(a)(b)	86,801	632,779

Harmonic Inc.(a)	421,205	3,201,158
Harris Stratex Networks Inc.(a)	114,170	1,145,125
Hughes Communications Inc.(a)	29,023	1,470,886
Hungarian Telephone and Cable Corp.(a)	6,883	119,420
Hypercom Corp.(a)	137,066	594,866
ICO Global Communications (Holdings) Ltd.(a)	195,130	602,952
Infinera Corp.(a)	46,261	555,132
InterDigital Inc.(a)	211,777	4,195,302
iPCS Inc.	56,887	1,328,311
Ixia(a)	136,718	1,060,932
Knology Inc.(a)	59,902	775,731
MasTec Inc.(a)	160,155	1,314,873
NETGEAR Inc.(a)	156,316	3,118,504
Network Equipment Technologies Inc.(a)	130,461	857,129
Neutral Tandem Inc.(a)	12,420	223,684
Novatel Wireless Inc.(a)(b)	145,192	1,405,459
NTELOS Holdings Corp.	125,861	3,045,836
Oplink Communications Inc.(a)	39,848	353,452
Opnext Inc.(a)	83,998	457,789
Optium Corp.(a)	18,765	131,918
ORBCOMM Inc.(a)(b)	118,001	585,285
PAETEC Holding Corp.(a)	141,708	943,775
Polycom Inc.(a)(b)	415,032	9,354,821
Premiere Global Services Inc.(a)	32,947	472,460
RF Micro Devices Inc.(a)	734,592	1,954,015
Rural Cellular Corp. Class A(a)	23,633	1,045,288
SAVVIS Inc.(a)(b)	86,590	1,408,819
Shenandoah Telecommunications Co.	8,927	132,477
ShoreTel Inc.(a)	24,089	123,336
Sonus Networks Inc.(a)(b)	1,206,902	4,151,743
Starent Networks Corp.(a)	35,331	476,969
Switch & Data Facilities Co. Inc.(a)	57,267	584,696
Sycamore Networks Inc.(a)	315,053	1,153,094
Symmetricom Inc.(a)	104,950	366,276
Time Warner Telecom Inc. Class A(a)(b)	605,889	9,385,221
UTStarcom Inc.(a)(b)	218,278	619,910
Veraz Networks Inc.(a)	40,007	98,417
Viasat Inc.(a)	110,137	2,392,176
Virgin Mobile USA Inc. Class A(a)(b)	52,495	106,565
Vonage Holdings Corp.(a)(b)	134,590	248,992

		102,487,895
TOYS, GAMES & HOBBIES – 0.15%
Marvel Entertainment Inc.(a)	150,169	4,023,028

		4,023,028
TRANSPORTATION – 1.65%
American Commercial Lines Inc.(a)(b)	226,350	3,576,330
Arlington Tankers Ltd.	59,922	1,258,362
Celadon Group Inc.(a)	99,734	965,425
Double Hull Tankers Inc.	95,135	1,009,382
Dynamex Inc.(a)	48,469	1,226,266
Eagle Bulk Shipping Inc.	56,746	1,461,777
Forward Air Corp.	105,858	3,751,608
Genco Shipping & Trading Ltd.	5,258	296,709
Genesee & Wyoming Inc. Class A(a)(b)	75,244	2,588,394
Golar LNG Ltd.	34,989	639,249
Heartland Express Inc.	86,125	1,228,143
Horizon Lines Inc. Class A	135,570	2,522,958
Hub Group Inc. Class A(a)	175,628	5,776,405
Knight Transportation Inc.(b)	258,203	4,250,021
Knightsbridge Tankers Ltd.	72,774	1,941,610
Old Dominion Freight Line Inc.(a)	125,167	3,984,066

Pacer International Inc.	49,075	806,302
PHI Inc.(a)	31,556	995,276
Saia Inc.(a)	6,994	110,925
Ship Finance International Ltd.	142,208	3,737,226
Teekay Tankers Ltd. Class A	49,308	844,153
Ultrapetrol (Bahamas) Ltd.(a)	23,507	240,712
Universal Truckload Services Inc.(a)	12,004	250,523

		43,461,822
TRUCKING & LEASING – 0.02%
TAL International Group Inc.	8,110	191,153
Textainer Group Holdings Ltd.	23,555	355,209

		546,362
WATER – 0.06%
Consolidated Water Co. Ltd.(b)	64,792	1,427,368
SJW Corp.	3,503	100,151

		1,527,519

TOTAL COMMON STOCKS
(Cost: $3,553,247,658)		2,635,942,959

Security	Shares	Value
RIGHTS – 0.00%

DIVERSIFIED FINANCIAL SERVICES – 0.00%
Centerline Holding Co.(b)(c)	140,261	14

		14
REAL ESTATE – 0.00%
FX Real Estate and Entertainment Inc.(a)	15,982	1,279

		1,279

TOTAL RIGHTS
(Cost: $0)		1,293

Security	Shares	Value
SHORT-TERM INVESTMENTS – 19.02%

MONEY MARKET FUNDS – 19.02%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.18%, 04/01/08(d)(e)	846,655	846,655
BGI Cash Premier Fund LLC
3.22%, 04/01/08(d)(e)(f)	500,860,485	500,860,485

		501,707,140

TOTAL SHORT-TERM INVESTMENTS
(Cost: $501,707,140)		501,707,140

TOTAL INVESTMENTS IN SECURITIES – 118.92%
(Cost: $4,054,954,798)		3,137,651,392
Other Assets, Less Liabilities – (18.92)%		(499,157,285)

NET ASSETS – 100.00%		$2,638,494,107

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.

(d)	Affiliated issuer. See Note 2.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

(f)	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments

iSHARES® RUSSELL 2000 VALUE INDEX FUND

March 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.71%

ADVERTISING – 0.03%
Gaiam Inc.(a)	25,204	$436,533
Marchex Inc. Class B	37,197	371,226
ValueVision Media Inc. Class A(a)	28,983	160,566

		968,325
AEROSPACE & DEFENSE – 0.98%
AAR Corp.(a)	14,951	407,714
Argon ST Inc.(a)	47,868	814,235
Curtiss-Wright Corp.	142,422	5,907,665
Esterline Technologies Corp.(a)	142,584	7,181,956
Kaman Corp.	98,045	2,773,693
Moog Inc. Class A(a)	173,060	7,304,863
MTC Technologies Inc.(a)	41,830	994,717
Orbital Sciences Corp.(a)	56,308	1,357,023
Teledyne Technologies Inc.(a)	33,070	1,554,290
Triumph Group Inc.	77,608	4,418,223

		32,714,379
AGRICULTURE – 0.50%
Andersons Inc. (The)	94,851	4,231,303
Maui Land & Pineapple Co. Inc.(a)	16,785	535,274
Universal Corp.	164,842	10,802,096
Vector Group Ltd.	68,546	1,205,724

		16,774,397
AIRLINES – 0.69%
Alaska Air Group Inc.(a)	231,008	4,532,377
ExpressJet Holdings Inc.(a)(b)	299,898	788,732
JetBlue Airways Corp.(a)(b)	938,417	5,442,819
Republic Airways Holdings Inc.(a)	194,442	4,211,614
SkyWest Inc.	370,555	7,826,122

		22,801,664
APPAREL – 0.87%
Cherokee Inc.	12,316	414,680
Columbia Sportswear Co.(b)	65,073	2,865,164
G-III Apparel Group Ltd.(a)	5,177	69,475
K-Swiss Inc. Class A	106,113	1,678,708
Maidenform Brands Inc.(a)	53,651	872,902
Oxford Industries Inc.	84,246	1,898,062
Perry Ellis International Inc.(a)	68,477	1,494,853
Quiksilver Inc.(a)	524,495	5,145,296
Steven Madden Ltd.(a)	62,856	1,076,723
Timberland Co. Class A(a)	182,576	2,506,768
Warnaco Group Inc. (The)(a)	137,098	5,407,145
Weyco Group Inc.	44,344	1,315,686
Wolverine World Wide Inc.	139,253	4,039,730

		28,785,192

AUTO MANUFACTURERS – 0.05%
Wabash National Corp.	187,731	1,687,702

		1,687,702
AUTO PARTS & EQUIPMENT – 1.50%
Accuride Corp.(a)	143,542	1,174,174
Aftermarket Technology Corp.(a)	132,529	2,576,364
American Axle & Manufacturing Holdings Inc.	272,316	5,582,478
ArvinMeritor Inc.	437,190	5,469,247
Commercial Vehicle Group Inc.(a)	128,868	1,277,082
Cooper Tire & Rubber Co.	372,763	5,580,262
Exide Technologies Inc.(a)	456,392	5,978,735
Lear Corp.(a)	311,291	8,065,550
Miller Industries Inc.(a)	43,815	421,938
Modine Manufacturing Co.	196,832	2,852,096
Standard Motor Products Inc.	94,532	578,536
Superior Industries International Inc.	139,393	2,892,405
Tenneco Inc.(a)	217,886	6,087,735
Visteon Corp.(a)	387,628	1,457,481

		49,994,083
BANKS – 11.59%
AMCORE Financial Inc.	133,463	2,715,972
AmericanWest Bancorporation	103,456	902,136
Ameris Bancorp	81,934	1,315,860
BancFirst Corp.	48,444	2,217,766
Banco Latinoamericano de Exportaciones SA Class E	166,383	2,562,298
Bancorp Inc. (The)(a)(b)	68,227	824,182
Bank Mutual Corp.	303,145	3,255,777
Bank of the Ozarks Inc.	15,264	364,810
Banner Corp.	92,698	2,135,762
Boston Private Financial Holdings Inc.	224,696	2,379,531
Capital City Bank Group Inc.(b)	77,053	2,234,537
Capital Corp of the West	57,285	459,426
Capitol Bancorp Ltd.	87,244	1,844,338
Cascade Bancorp(b)	119,106	1,138,653
Cathay General Bancorp	311,732	6,462,204
Centennial Bank Holdings Inc.(a)	309,954	1,946,511
Center Financial Corp.	60,369	546,943
Central Pacific Financial Corp.	174,933	3,297,487
Chemical Financial Corp.	150,522	3,588,444
Citizens Republic Bancorp Inc.	460,970	5,729,857
City Bank	74,563	1,660,518
City Holding Co.	98,352	3,924,245
CoBiz Financial Inc.	54,134	704,825
Columbia Banking System Inc.	108,441	2,426,910
Community Bancorp(a)	63,688	863,609
Community Bank System Inc.	183,566	4,508,381
Community Trust Bancorp Inc.	92,939	2,723,113
Corus Bankshares Inc.(b)	237,991	2,315,652
CVB Financial Corp.	399,973	4,163,719
Enterprise Financial Services Corp.(b)	17,527	438,175
F.N.B. Corp. (Pennsylvania)	367,733	5,740,312
First Bancorp (North Carolina)	72,869	1,452,279
First BanCorp (Puerto Rico)	563,507	5,725,231
First Busey Corp. Class A(b)	143,604	3,032,916
First Charter Corp.	214,044	5,717,115
First Commonwealth Financial Corp.(b)	451,052	5,227,693
First Community Bancorp	148,010	3,974,068
First Community Bancshares Inc.	61,000	2,221,620
First Financial Bancorp	202,997	2,730,310
First Financial Bankshares Inc.(b)	119,818	4,910,142

First Financial Corp.	80,818	2,487,578
First Merchants Corp.	111,176	3,172,963
First Midwest Bancorp Inc.	302,592	8,402,980
First Regional Bancorp(a)	49,925	818,770
1st Source Corp.	84,679	1,782,493
First State Bancorp	125,748	1,683,766
FirstMerit Corp.	489,690	10,116,995
Fremont General Corp.(a)(b)	407,758	203,879
Frontier Financial Corp.(b)	234,287	4,142,194
Glacier Bancorp Inc.	320,696	6,147,742
Great Southern Bancorp Inc.	63,311	988,285
Green Bancshares Inc.	69,455	1,228,659
Hancock Holding Co.	162,839	6,842,495
Hanmi Financial Corp.	232,067	1,714,975
Harleysville National Corp.	177,006	2,552,427
Heartland Financial USA Inc.	76,460	1,617,894
Heritage Commerce Corp.	82,392	1,510,245
Home Bancshares Inc.	70,745	1,476,448
Horizon Financial Corp.	74,210	1,024,840
IBERIABANK Corp.	70,332	3,112,191
Imperial Capital Bancorp Inc.	33,342	720,854
Independent Bank Corp. (Massachusetts)	86,823	2,565,620
Independent Bank Corp. (Michigan)	136,569	1,417,586
Integra Bank Corp.	126,094	2,042,723
International Bancshares Corp.	311,962	7,044,102
Irwin Financial Corp.	114,800	609,588
K-Fed Bancorp	2,033	23,197
Lakeland Bancorp Inc.(b)	120,750	1,561,297
Lakeland Financial Corp.	74,800	1,694,220
Macatawa Bank Corp.(b)	92,720	965,215
MainSource Financial Group Inc.	113,972	1,766,566
MB Financial Inc.	218,295	6,719,120
Midwest Banc Holdings Inc.	135,609	1,733,083
Nara Bancorp Inc.	137,271	1,783,150
National Penn Bancshares Inc.	473,065	8,605,052
NBT Bancorp Inc.	196,611	4,364,764
Northfield Bancorp Inc.(a)(b)	110,142	1,128,955
Old National Bancorp	401,870	7,233,660
Old Second Bancorp Inc.	76,726	2,037,843
Omega Financial Corp.	77,441	2,416,159
Oriental Financial Group Inc.	125,774	2,479,006
Pacific Capital Bancorp	286,219	6,153,708
Park National Corp.(b)	74,164	5,254,519
Peoples Bancorp Inc.	64,698	1,559,869
Pinnacle Financial Partners Inc.(a)	61,637	1,577,907
Preferred Bank	47,261	788,786
PrivateBancorp Inc.(b)	42,706	1,343,958
Prosperity Bancshares Inc.	216,212	6,196,636
Provident Bankshares Corp.	195,654	2,101,324
Renasant Corp.	128,368	2,888,280
Republic Bancorp Inc. Class A	56,790	1,072,195
Royal Bancshares of Pennsylvania Inc. Class A(b)	32,748	473,864
S&T Bancorp Inc.(b)	151,124	4,861,659
Sandy Spring Bancorp Inc.	95,581	2,630,389
Santander BanCorp	25,838	261,222
SCBT Financial Corp.	61,462	2,077,416
Seacoast Banking Corp. of Florida(b)	89,466	979,653
Security Bank Corp.(b)	97,587	775,817
Signature Bank(a)	8,974	228,837
Simmons First National Corp. Class A	86,444	2,569,980
South Financial Group Inc. (The)	453,543	6,739,649
Southside Bancshares Inc.(b)	62,731	1,509,935
Southwest Bancorp Inc.	84,896	1,486,529

Sterling Bancorp	114,387	1,776,430
Sterling Bancshares Inc.	449,021	4,463,269
Sterling Financial Corp. (Pennsylvania)(a)	156,349	2,728,290
Sterling Financial Corp. (Washington)	312,559	4,879,046
Suffolk Bancorp	10,239	324,372
Sun Bancorp Inc. (New Jersey)(a)	95,991	1,264,201
Superior Bancorp(a)(b)	116,655	579,775
Susquehanna Bancshares Inc.	517,967	10,550,988
SVB Financial Group(a)(b)	159,264	6,950,281
SY Bancorp Inc.(b)	71,766	1,667,842
Taylor Capital Group Inc.	32,828	539,036
Texas Capital Bancshares Inc.(a)	125,140	2,112,363
Tompkins Financial Corp.	39,941	1,965,097
TriCo Bancshares	86,205	1,492,209
Trustmark Corp.	297,893	6,637,056
UCBH Holdings Inc.	609,222	4,727,563
UMB Financial Corp.	188,468	7,764,882
Umpqua Holdings Corp.	373,092	5,786,657
Union Bankshares Corp.	80,303	1,555,469
United Bancshares Inc.	218,824	5,831,660
United Community Banks Inc.(b)	250,596	4,255,120
Univest Corp. of Pennsylvania	78,816	2,064,191
Virginia Commerce Bancorp Inc.(a)	14,473	166,150
W Holding Co. Inc.(b)	685,259	815,458
Washington Trust Bancorp Inc.	69,410	1,722,756
WesBanco Inc.	153,011	3,780,902
West Coast Bancorp	96,588	1,409,219
Westamerica Bancorporation(b)	133,987	7,047,716
Western Alliance Bancorporation(a)(b)	43,187	555,385
Wilshire Bancorp Inc.	90,940	694,782
Wintrust Financial Corp.	147,203	5,144,745

		385,107,948
BEVERAGES – 0.04%
Boston Beer Co. Inc. Class A(a)	7,531	358,024
Farmer Brothers Co.	41,797	967,183

		1,325,207
BIOTECHNOLOGY – 1.01%
Arena Pharmaceuticals Inc.(a)(b)	440,629	3,013,902
ARIAD Pharmaceuticals Inc.(a)	174,556	588,254
Bio-Rad Laboratories Inc. Class A(a)	113,687	10,112,459
Cambrex Corp.	174,528	1,209,479
Celera Group(a)	477,054	7,012,694
Cytokinetics Inc.(a)	56,157	186,441
Enzon Pharmaceuticals Inc.(a)	36,932	340,144
Immunomedics Inc.(a)	47,547	133,607
Incyte Corp.(a)	207,640	2,182,296
InterMune Inc.(a)	25,518	372,052
Martek Biosciences Corp.(a)(b)	196,298	6,000,830
Maxygen Inc.(a)	146,299	945,092
Molecular Insight Pharmaceuticals Inc.(a)	2,558	17,292
Momenta Pharmaceuticals Inc.(a)	81,531	891,134
Nanosphere Inc.(a)	6,158	53,328
Orexigen Therapeutics Inc.(a)	7,557	77,837
Telik Inc.(a)(b)	21,129	51,555
XOMA Ltd.(a)	111,065	287,658

		33,476,054
BUILDING MATERIALS – 0.69%
Builders FirstSource Inc.(a)(b)	84,994	617,056
China Architectural Engineering Inc.(a) (b)	17,576	95,789
Comfort Systems USA Inc.	221,361	2,879,907

Interline Brands Inc.(a)	100,628	1,866,649
LSI Industries Inc.	112,806	1,490,167
NCI Building Systems Inc.(a)	104,530	2,529,626
PGT Inc.(a)	44,696	122,467
Simpson Manufacturing Co. Inc.(b)	118,217	3,213,138
Texas Industries Inc.	98,405	5,915,125
Trex Co. Inc.(a)(b)	62,465	492,224
U.S. Concrete Inc.(a)	124,733	473,985
Universal Forest Products Inc.	101,216	3,259,155

		22,955,288
CHEMICALS – 3.96%
A. Schulman Inc.	163,722	3,361,213
Arch Chemicals Inc.	148,210	5,522,305
CF Industries Holdings Inc.	303,813	31,481,103
Ferro Corp.	261,495	3,885,816
Georgia Gulf Corp.	207,216	1,436,007
H.B. Fuller Co.	349,229	7,127,764
Hercules Inc.	373,971	6,839,930
Innophos Holdings Inc.	63,821	1,026,880
Innospec Inc.	145,816	3,091,299
Minerals Technologies Inc.	115,479	7,252,081
NewMarket Corp.	69,395	5,235,853
NL Industries Inc.(b)	42,735	466,666
Olin Corp.	448,769	8,867,675
OM Group Inc.(a)	181,406	9,893,883
PolyOne Corp.(a)	563,850	3,591,724
Rockwood Holdings Inc.(a)	214,274	7,021,759
Sensient Technologies Corp.	286,101	8,437,118
Spartech Corp.	182,162	1,539,269
Stepan Co.	37,705	1,441,462
Symyx Technologies Inc.(a)	94,214	706,605
Tronox Inc. Class B	249,085	971,431
UAP Holding Corp.	146,557	5,618,995
W.R. Grace & Co.(a)	264,212	6,029,318
Zep Inc.	37,706	611,591

		131,457,747
COAL – 0.07%
International Coal Group Inc.(a)(b)	355,748	2,259,000

		2,259,000
COMMERCIAL SERVICES – 4.18%
Aaron Rents Inc.	110,092	2,371,382
ABM Industries Inc.	244,267	5,481,351
Advance America Cash Advance Centers Inc.	27,587	208,282
Albany Molecular Research Inc.(a)	90,182	1,094,809
American Public Education Inc.(a)	4,353	132,201
Barrett Business Services Inc.	14,322	245,336
BearingPoint Inc.(a)(b)	1,304,050	2,190,804
Bowne & Co. Inc.	168,614	2,571,363
Cardtronics Inc.(a)	40,490	282,215
CBIZ Inc.(a)	207,415	1,684,210
CDI Corp.	61,598	1,543,030
Chemed Corp.	10,098	426,136
Clayton Holdings Inc.(a)	60,340	279,978
Coinstar Inc.(a)(b)	121,239	3,411,665
Compass Diversified Holdings	128,558	1,690,538
Consolidated Graphics Inc.(a)	7,912	443,468
Cornell Companies Inc.(a)	63,962	1,436,587
CRA International Inc.(a)	7,532	242,078
Cross Country Healthcare Inc.(a)	176,704	2,185,828
Deluxe Corp.	314,443	6,040,450

Dollar Thrifty Automotive Group Inc.(a) (b)	130,321	1,777,578
DynCorp International Inc.(a)	131,589	2,194,905
Electro Rent Corp.	106,168	1,608,445
ExlService Holdings Inc.(a)	26,758	614,364
Exponent Inc.(a)	23,582	774,433
First Advantage Corp. Class A(a)	15,919	337,324
Forrester Research Inc.(a)	5,111	135,850
Gevity HR Inc.	89,728	777,044
Global Cash Access Inc.(a)	14,603	85,574
Great Lakes Dredge & Dock Corp.	10,031	51,860
HealthSpring Inc.(a)	108,670	1,530,074
Heidrick & Struggles International Inc.	6,208	201,946
ICT Group Inc.(a)	19,249	194,222
Integrated Electrical Services Inc.(a)	40,782	640,685
Interactive Data Corp.	142,413	4,054,498
Jackson Hewitt Tax Service Inc.	31,310	359,126
K12 Inc.(a)	5,115	98,464
Kelly Services Inc. Class A	110,941	2,280,947
Kforce Inc.(a)	41,136	363,642
Korn/Ferry International(a)	53,069	896,866
Landauer Inc.	26,530	1,335,520
LECG Corp.(a)	84,583	791,697
Lincoln Educational Services Corp.(a)	7,980	95,760
Live Nation Inc.(a)(b)	413,727	5,018,509
MAXIMUS Inc.	102,841	3,775,293
Monro Muffler Brake Inc.	11,758	198,710
MPS Group Inc.(a)	542,732	6,415,092
Multi-Color Corp.	5,299	118,486
Navigant Consulting Inc.(a)	88,298	1,675,896
On Assignment Inc.(a)	168,305	1,068,737
PeopleSupport Inc.(a)	59,981	547,027
PharmaNet Development Group Inc.(a)	58,264	1,470,001
PHH Corp.(a)	323,356	5,636,095
Protection One Inc.(a)(b)	7,252	69,547
Providence Service Corp. (The)(a)	16,787	503,610
QC Holdings Inc.	10,941	99,016
Rent-A-Center Inc.(a)	405,607	7,442,888
Riskmetrics Group Inc.(a)	61,948	1,198,694
RSC Holdings Inc.(a)(b)	56,395	614,705
SAIC Inc.(a)	1,016,499	18,896,716
Source Interlink Companies Inc.(a)(b)	164,628	312,793
Spherion Corp.(a)	171,688	1,050,731
Standard Parking Corp.(a)	24,779	519,368
Steiner Leisure Ltd.(a)	23,937	789,921
Stewart Enterprises Inc. Class A	575,671	3,695,808
SuccessFactors Inc.(a)(b)	19,388	189,227
TNS Inc.(a)	146,850	3,030,984
Valassis Communications Inc.(a)(b)	148,244	1,608,447
Viad Corp.	127,218	4,581,120
Volt Information Sciences Inc.(a)	80,603	1,367,027
Watson Wyatt Worldwide Inc.	197,667	11,217,602
Wright Express Corp.(a)	19,855	610,144

		138,884,729
COMPUTERS – 1.69%
Agilysys Inc.	143,083	1,659,763
CACI International Inc. Class A(a)(b)	172,492	7,857,011
CIBER Inc.(a)	330,148	1,617,725
Compellent Technologies Inc.(a)	11,831	147,887
Cray Inc.(a)	91,902	547,736
Data Domain Inc.(a)	31,041	738,776
Electronics For Imaging Inc.(a)(b)	340,916	5,086,467
Hutchinson Technology Inc.(a)	157,829	2,511,059

Imation Corp.	208,066	4,731,421
Immersion Corp.(a)	182,969	1,300,910
Integral Systems Inc.	15,995	467,534
Limelight Networks Inc.(a)	33,727	109,275
Manhattan Associates Inc.(a)	27,629	633,533
Mentor Graphics Corp.(a)	212,442	1,875,863
Mercury Computer Systems Inc.(a)	133,499	750,264
MTS Systems Corp.	42,125	1,358,952
Ness Technologies Inc.(a)	131,562	1,248,523
Netezza Corp.(a)	18,579	175,943
Palm Inc.(b)	627,371	3,136,855
Perot Systems Corp. Class A(a)(b)	531,328	7,991,173
Quantum Corp.(a)	1,188,307	2,542,977
Rackable Systems Inc.(a)(b)	156,183	1,424,389
RadiSys Corp.(a)	106,562	1,075,211
Rimage Corp.(a)	10,678	233,848
SI International Inc.(a)	79,758	1,530,556
Silicon Graphics Inc.(a)(b)	36,856	437,112
Silicon Storage Technology Inc.(a)	557,235	1,459,956
SRA International Inc. Class A(a)	107,089	2,603,334
STEC Inc.(a)	132,934	822,861
3PAR Inc.(a)	13,492	91,206
Virtusa Corp.(a)	7,769	75,825

		56,243,945
COSMETICS & PERSONAL CARE – 0.15%
Chattem Inc.(a)	10,801	716,538
Elizabeth Arden Inc.(a)	148,104	2,954,675
Inter Parfums Inc.	7,419	163,812
Revlon Inc. Class A(a)	1,196,151	1,160,266

		4,995,291
DISTRIBUTION & WHOLESALE – 0.51%
Beacon Roofing Supply Inc.(a)	23,952	239,520
BlueLinx Holdings Inc.(b)	68,818	350,284
Brightpoint Inc.(a)	31,737	265,321
Building Materials Holding Corp.(b)	178,802	783,153
Central European Distribution Corp.(a)	31,592	1,838,338
Core-Mark Holding Co. Inc.(a)	54,517	1,566,819
NuCO2 Inc.(a)	20,697	574,756
Owens & Minor Inc.	202,629	7,971,425
ScanSource Inc.(a)	15,868	574,263
United Stationers Inc.(a)	51,839	2,472,720
Watsco Inc.	9,817	406,620

		17,043,219
DIVERSIFIED FINANCIAL SERVICES – 1.40%
Advanta Corp. Class B	115,535	812,211
Ampal-American Israel Corp. Class A(a) (b)	122,211	782,150
Asset Acceptance Capital Corp.(b)	92,733	893,019
Asta Funding Inc.(b)	22,303	310,681
Calamos Asset Management Inc. Class A	114,274	1,860,381
Centerline Holding Co.(b)	136,019	552,237
CompuCredit Corp.(a)(b)	39,819	353,195
Cowen Group Inc.(a)	94,536	670,260
Duff & Phelps Corp. Class A(a)	31,317	563,393
Encore Capital Group Inc.(a)	81,051	551,147
eSpeed Inc.(a)	119,735	1,396,110
Evercore Partners Inc. Class A	51,793	919,326
FBR Capital Markets Corp.(a)	136,462	921,118
Federal Agricultural Mortgage Corp.	63,389	1,654,453
Financial Federal Corp.	154,773	3,375,599
Friedman Billings Ramsey Group Inc. Class A	851,413	1,447,402

GAMCO Investors Inc. Class A	25,233	1,270,734
Interactive Brokers Group Inc.(a)	135,480	3,477,772
KBW Inc.(a)(b)	169,162	3,730,022
Knight Capital Group Inc. Class A(a)	347,505	5,643,481
LaBranche & Co. Inc.(a)	326,816	1,421,650
National Financial Partners Corp.	75,207	1,689,901
Nelnet Inc. Class A	98,438	1,156,647
NewStar Financial Inc.(a)	54,733	283,517
Ocwen Financial Corp.(a)(b)	216,681	962,064
Penson Worldwide Inc.(a)	4,772	44,046
Piper Jaffray Companies(a)	105,558	3,584,750
Pzena Investment Management Inc.	25,723	291,184
Sanders Morris Harris Group Inc.	111,598	910,640
SWS Group Inc.	120,236	1,470,486
Thomas Weisel Partners Group Inc.(a)	129,859	859,667
W.P. Stewart & Co. Ltd.(b)	71,397	138,510
Waddell & Reed Financial Inc. Class A	83,609	2,686,357

		46,684,110
ELECTRIC – 3.30%
ALLETE Inc.	156,131	6,029,779
Aquila Inc.(a)(b)	2,280,648	7,320,880
Avista Corp.	321,083	6,280,383
Black Hills Corp.	229,248	8,202,493
Central Vermont Public Service Corp.	61,889	1,479,147
CH Energy Group Inc.	95,577	3,717,945
Cleco Corp.	363,240	8,056,663
El Paso Electric Co.(a)	278,827	5,958,533
Empire District Electric Co. (The)	202,390	4,098,398
EnerNOC Inc.(a)(b)	4,641	52,907
IDACORP Inc.	267,695	8,595,686
MGE Energy Inc.	129,318	4,404,571
NorthWestern Corp.	232,411	5,663,856
Otter Tail Corp.	180,943	6,403,573
Pike Electric Corp.(a)	24,760	344,907
PNM Resources Inc.	467,403	5,828,515
Portland General Electric Co.	183,944	4,147,937
UIL Holdings Corp.	151,752	4,572,288
UniSource Energy Corp.	215,097	4,788,059
Westar Energy Inc.	609,327	13,874,376

		109,820,896
ELECTRICAL COMPONENTS & EQUIPMENT – 0.81%
Encore Wire Corp.(b)	142,969	2,603,465
EnerSys Inc.(a)	129,979	3,109,098
GrafTech International Ltd.(a)(b)	634,601	10,286,882
Greatbatch Inc.(a)(b)	16,952	312,086
Insteel Industries Inc.	58,516	680,541
Littelfuse Inc.(a)	93,201	3,259,239
Orion Energy Systems Inc.(a)	24,098	229,895
Powell Industries Inc.(a)	16,252	639,841
Power-One Inc.(a)	426,903	1,370,359
Superior Essex Inc.(a)	122,986	3,458,366
Universal Display Corp.(a)(b)	59,626	853,844

		26,803,616
ELECTRONICS – 2.40%
Analogic Corp.	80,632	5,365,253
Badger Meter Inc.	13,105	566,136
Bel Fuse Inc. Class B	72,236	2,012,495
Benchmark Electronics Inc.(a)	356,305	6,395,675
Brady Corp. Class A	306,720	10,253,650
Checkpoint Systems Inc.(a)	240,030	6,444,806

CTS Corp.	208,692	2,233,004
Cubic Corp.	33,688	957,750
Cymer Inc.(a)(b)	42,533	1,107,559
Eagle Test Systems Inc.(a)	4,768	50,064
Electro Scientific Industries Inc.(a)	177,201	2,920,272
Excel Technology Inc.(a)	53,899	1,453,117
ICx Technologies Inc.(a)	10,964	49,338
KEMET Corp.(a)	509,028	2,056,473
L-1 Identity Solutions Inc.(a)(b)	178,743	2,377,282
Measurement Specialties Inc.(a)	52,473	916,703
Methode Electronics Inc.	222,185	2,597,343
Multi-Fineline Electronix Inc.(a)	27,650	518,991
OSI Systems Inc.(a)	49,152	1,131,479
Park Electrochemical Corp.	122,500	3,166,625
Plexus Corp.(a)	111,619	3,130,913
Rofin-Sinar Technologies Inc.(a)	19,732	885,967
Rogers Corp.(a)	107,173	3,580,650
Sonic Solutions Inc.(a)	98,748	952,918
Stoneridge Inc.(a)	87,588	1,178,059
Technitrol Inc.	155,406	3,594,541
TTM Technologies Inc.(a)	227,187	2,571,757
Varian Inc.(a)	77,744	4,502,932
Watts Water Technologies Inc. Class A(b)	172,598	4,837,922
X-Rite Inc.(a)	129,466	772,912
Zygo Corp.(a)	91,760	1,141,494

		79,724,080
ENERGY - ALTERNATE SOURCES – 0.16%
Aventine Renewable Energy Holdings Inc.(a)	69,273	360,220
Comverge Inc.(a)	10,630	109,808
Evergreen Energy Inc.(a)(b)	323,872	498,763
Headwaters Inc.(a)(b)	239,322	3,156,657
MGP Ingredients Inc.	54,764	382,800
Pacific Ethanol Inc.(a)(b)	74,549	328,016
US BioEnergy Corp.(a)	30,055	177,325
VeraSun Energy Corp.(a)(b)	30,596	224,881

		5,238,470
ENGINEERING & CONSTRUCTION – 0.55%
AECOM Technology Corp.(a)	59,566	1,549,312
Dycom Industries Inc.(a)	129,002	1,549,314
EMCOR Group Inc.(a)	388,145	8,620,700
Granite Construction Inc.	87,604	2,865,527
Insituform Technologies Inc. Class A(a)	166,929	2,308,628
Perini Corp.(a)	38,048	1,378,479

		18,271,960
ENTERTAINMENT – 0.42%
Bluegreen Corp.(a)(b)	127,925	857,098
Carmike Cinemas Inc.	75,208	773,138
Churchill Downs Inc.	57,396	2,711,387
Cinemark Holdings Inc.	93,109	1,190,864
Great Wolf Resorts Inc.(a)	181,920	1,160,650
Isle of Capri Casinos Inc.(a)(b)	86,372	617,560
Lakes Entertainment Inc.(a)	51,711	228,563
Magna Entertainment Corp. Class A(a)(b)	240,199	81,668
Pinnacle Entertainment Inc.(a)(b)	167,341	2,141,965
Six Flags Inc.(a)(b)	427,460	701,034
Speedway Motorsports Inc.	84,496	2,118,315
Steinway Musical Instruments Inc.(a)	49,307	1,406,236

		13,988,478

ENVIRONMENTAL CONTROL – 0.57%
American Ecology Corp.	7,146	181,008
Calgon Carbon Corp.(a)(b)	242,047	3,642,807
Casella Waste Systems Inc. Class A(a)	139,621	1,526,058
EnergySolutions Inc.	86,029	1,973,505
Mine Safety Appliances Co.	107,037	4,408,854
Tetra Tech Inc.(a)	141,968	2,769,796
Waste Connections Inc.(a)	118,695	3,648,684
Waste Services Inc.(a)(b)	116,706	947,653

		19,098,365
FOOD – 2.67%
Benihana Inc.(a)	7,531	84,874
Cal-Maine Foods Inc.(b)	71,118	2,373,919
Chiquita Brands International Inc.(a) (b)	258,568	5,975,506
Flowers Foods Inc.	270,004	6,682,599
Fresh Del Monte Produce Inc.(a)	185,525	6,753,110
Great Atlantic & Pacific Tea Co. Inc. (The)(a)	112,138	2,940,258
Hain Celestial Group Inc.(a)(b)	241,524	7,124,958
Imperial Sugar Co.(b)	71,396	1,343,673
Ingles Markets Inc. Class A	10,824	266,162
J&J Snack Foods Corp.	27,215	747,596
Lance Inc.	135,321	2,652,292
Nash Finch Co.	45,206	1,536,100
Performance Food Group Co.(a)	215,898	7,055,547
Pilgrim’s Pride Corp.	245,890	4,974,355
Ralcorp Holdings Inc.(a)	116,099	6,751,157
Ruddick Corp.	250,116	9,219,276
Sanderson Farms Inc.(b)	40,041	1,521,958
Seaboard Corp.(b)	2,008	3,142,520
Spartan Stores Inc.	85,024	1,772,750
Tootsie Roll Industries Inc.(b)	171,882	4,331,426
TreeHouse Foods Inc.(a)	190,211	4,348,223
Village Super Market Inc. Class A	18,361	945,592
Weis Markets Inc.	75,396	2,598,900
Winn-Dixie Stores Inc.(a)(b)	196,654	3,531,906

		88,674,657
FOREST PRODUCTS & PAPER – 1.03%
AbitibiBowater Inc.(b)	326,925	4,220,602
Boise Inc.(a)(b)	150,116	960,742
Buckeye Technologies Inc.(a)	230,675	2,574,333
Mercer International Inc.(a)	195,920	1,365,562
Neenah Paper Inc.	27,968	721,015
P.H. Glatfelter Co.	271,445	4,101,534
Potlatch Corp.	237,477	9,800,676
Rock-Tenn Co. Class A	202,570	6,071,023
Schweitzer-Mauduit International Inc.	96,162	2,225,189
Wausau Paper Corp.	269,961	2,229,878
Xerium Technologies Inc.	63,158	81,474

		34,352,028
GAS – 1.97%
EnergySouth Inc.	31,197	1,628,171
Laclede Group Inc. (The)	130,399	4,646,116
New Jersey Resources Corp.	255,558	7,935,076
Nicor Inc.	274,009	9,182,042
Northwest Natural Gas Co.	164,315	7,137,844
Piedmont Natural Gas Co.	454,941	11,946,751
South Jersey Industries Inc.	179,391	6,298,418
Southwest Gas Corp.	257,736	7,206,299
WGL Holdings Inc.	299,570	9,604,214

		65,584,931

HAND & MACHINE TOOLS – 0.21%
Regal Beloit Corp.	194,590	7,127,832

		7,127,832
HEALTH CARE - PRODUCTS – 1.17%
AngioDynamics Inc.(a)	69,401	802,276
Cantel Medical Corp.(a)	68,999	732,769
CONMED Corp.(a)(b)	172,417	4,420,772
Datascope Corp.	77,949	3,229,427
Haemonetics Corp.(a)	11,593	690,711
Hansen Medical Inc.(a)(b)	10,949	153,943
ICU Medical Inc.(a)	25,330	728,744
Insulet Corp.(a)	9,079	130,738
Invacare Corp.	175,576	3,911,833
Inverness Medical Innovations Inc.(a)	277,824	8,362,502
Kensey Nash Corp.(a)	18,484	535,112
Masimo Corp.(a)	10,078	262,028
Medical Action Industries Inc.(a)	13,233	217,418
Merit Medical Systems Inc.(a)	144,917	2,294,036
Orthofix International NV(a)	41,259	1,640,870
Steris Corp.	214,321	5,750,232
Symmetry Medical Inc.(a)	194,646	3,231,124
TomoTherapy Inc.(a)	8,698	124,816
TranS1 Inc.(a)	7,511	87,503
Vital Images Inc.(a)	5,549	82,236
Vital Sign Inc.	5,757	291,592
Wright Medical Group Inc.(a)	11,373	274,544
Zoll Medical Corp.(a)	31,380	834,394

		38,789,620
HEALTH CARE - SERVICES – 1.72%
Alliance Imaging Inc.(a)	61,361	527,705
Amedisys Inc.(a)	9,263	364,406
American Dental Partners Inc.(a)	4,540	43,902
AMERIGROUP Corp.(a)	321,100	8,775,663
AmSurg Corp.(a)	184,265	4,363,395
Apria Healthcare Group Inc.(a)	155,953	3,080,072
Assisted Living Concepts Inc.(a)	244,179	1,438,214
athenahealth Inc.(a)(b)	13,190	312,207
Capital Senior Living Corp.(a)	103,069	829,705
Centene Corp.(a)	80,564	1,123,062
Emeritus Corp.(a)	34,248	714,413
Ensign Group Inc. (The)	12,789	118,554
Genoptix Inc.(a)	6,441	161,089
Gentiva Health Services Inc.(a)	116,621	2,537,673
HealthSouth Corp.(a)(b)	479,198	8,524,932
IPC The Hospitalist Co. Inc.(a)	16,714	330,603
Kindred Healthcare Inc.(a)	174,208	3,809,929
Magellan Health Services Inc.(a)	200,159	7,944,311
Matria Healthcare Inc.(a)	25,333	564,926
MedCath Corp.(a)	41,787	760,523
Molina Healthcare Inc.(a)(b)	82,876	2,023,832
National Healthcare Corp.	15,250	742,675
Odyssey Healthcare Inc.(a)	190,657	1,715,913
RehabCare Group Inc.(a)	105,571	1,583,565
Res-Care Inc.(a)	147,941	2,537,188
Skilled Healthcare Group Inc. Class A(a)	62,349	684,592
Sunrise Senior Living Inc.(a)	40,455	901,337
Triple-S Management Corp. Class B(a)	27,042	477,291
Virtual Radiologic Corp.(a)	8,564	130,858

		57,122,535

HOLDING COMPANIES - DIVERSIFIED – 0.41%
Alternative Asset Management Acquisition Corp.(a)(b)	150,459	1,424,847
Energy Infrastructure Acquisition Corp.(a)(b)	134,400	1,337,280
Heckmann Corp.(a)(b)	196,825	1,466,346
Hicks Acquisition Co. I Inc.(a)(b)	199,729	1,833,512
Information Services Group Inc.(a)(b)	115,767	597,358
Marathon Acquisition Corp.(a)(b)	230,040	1,775,909
NRDC Acquisition Corp.(a)(b)	151,802	1,395,060
NTR Acquisition Co.(a)(b)	147,252	1,409,202
Resource America Inc. Class A	79,643	752,626
Triplecrown Acquisition Corp.(a)(b)	174,238	1,589,051

		13,581,191
HOME BUILDERS – 0.51%
AMREP Corp.(b)	6,050	316,415
Beazer Homes USA Inc.(b)	237,681	2,246,085
Brookfield Homes Corp.(b)	69,866	1,173,749
Champion Enterprises Inc.(a)	69,391	695,992
Hovnanian Enterprises Inc. Class A(a) (b)	226,871	2,404,833
M/I Homes Inc.	72,992	1,239,404
Meritage Homes Corp.(a)(b)	159,064	3,073,116
Monaco Coach Corp.	181,978	1,725,151
Palm Harbor Homes Inc.(a)(b)	58,318	306,753
Skyline Corp.	42,030	1,169,275
Standard-Pacific Corp.(b)	393,868	1,914,198
WCI Communities Inc.(a)(b)	186,034	623,214
Winnebago Industries Inc.(b)	13,154	222,303

		17,110,488
HOME FURNISHINGS – 0.46%
American Woodmark Corp.(b)	66,131	1,359,653
Audiovox Corp. Class A(a)	103,812	1,108,712
Ethan Allen Interiors Inc.(b)	135,916	3,864,092
Furniture Brands International Inc.(b)	293,070	3,428,919
Hooker Furniture Corp.	67,006	1,496,914
Kimball International Inc. Class B	79,266	849,732
La-Z-Boy Inc.(b)	311,986	2,601,963
Sealy Corp.(b)	82,245	625,062

		15,335,047
HOUSEHOLD PRODUCTS & WARES – 1.06%
ACCO Brands Corp.(a)(b)	241,743	3,280,453
American Greetings Corp. Class A	317,059	5,881,444
Blyth Inc.	126,510	2,494,777
Central Garden & Pet Co. Class A(a)(b)	424,276	1,883,785
CSS Industries Inc.	47,714	1,668,081
Ennis Inc.	155,153	2,603,467
Helen of Troy Ltd.(a)	183,629	3,079,458
Prestige Brands Holdings Inc.(a)	207,668	1,698,724
Russ Berrie and Co. Inc.(a)	102,340	1,438,900
Spectrum Brands Inc.(a)(b)	238,956	1,092,029
Standard Register Co. (The)	83,296	648,876
Tupperware Brands Corp.	189,711	7,338,021
WD-40 Co.	63,653	2,116,462

		35,224,477
HOUSEWARES – 0.10%
Libbey Inc.	81,586	1,373,908
Lifetime Brands Inc.(b)	48,964	437,738
National Presto Industries Inc.	27,147	1,422,503

		3,234,149
INSURANCE – 7.15%
Alfa Corp.	199,760	4,390,725

American Equity Investment Life Holding Co.	344,633	3,198,194
American Physicians Capital Inc.	51,532	2,389,024
Amerisafe Inc.(a)	114,350	1,445,384
AmTrust Financial Services Inc.	36,594	593,189
Argo Group International Holdings Ltd.(a)	178,616	6,344,440
Aspen Insurance Holdings Ltd.	537,254	14,172,761
Assured Guaranty Ltd.	489,070	11,610,522
Baldwin & Lyons Inc. Class B	49,506	1,271,314
CastlePoint Holdings Ltd.	47,132	458,594
Citizens Inc.(a)(b)	210,400	1,407,576
CNA Surety Corp.(a)	100,576	1,546,859
Commerce Group Inc.	298,137	10,750,820
Crawford & Co. Class B(a)	151,918	797,570
Darwin Professional Underwriters Inc.(a)	15,537	349,427
Delphi Financial Group Inc. Class A	264,342	7,726,717
Donegal Group Inc. Class A	79,959	1,391,287
EMC Insurance Group Inc.	36,904	992,349
Employers Holdings Inc.	302,351	5,605,588
FBL Financial Group Inc. Class A	87,338	2,488,260
First Acceptance Corp.(a)	102,399	291,837
First Mercury Financial Corp.(a)	33,298	579,718
Flagstone Reinsurance Holdings Ltd.	84,738	1,025,330
FPIC Insurance Group Inc.(a)	55,758	2,628,432
Greenlight Capital Re Ltd.(a)	58,052	1,079,767
Hallmark Financial Services Inc.(a)	27,251	304,121
Harleysville Group Inc.	89,540	3,231,499
Hilb Rogal & Hobbs Co.	208,164	6,550,921
Horace Mann Educators Corp.	260,427	4,552,264
Independence Holding Co.	37,929	452,114
Infinity Property and Casualty Corp.	98,677	4,104,963
IPC Holdings Ltd.	367,987	10,303,636
Kansas City Life Insurance Co.	27,984	1,344,911
LandAmerica Financial Group Inc.	94,460	3,728,336
Max Capital Group Ltd.	339,804	8,899,467
Meadowbrook Insurance Group Inc.	194,968	1,522,700
Midland Co. (The)	59,441	3,859,504
Montpelier Re Holdings Ltd.	582,488	9,348,932
National Interstate Corp.	23,564	550,219
National Western Life Insurance Co. Class A	13,683	2,966,338
Navigators Group Inc. (The)(a)	79,157	4,306,141
NYMAGIC Inc.	35,492	806,023
Odyssey Re Holdings Corp.	162,903	5,986,685
Phoenix Companies Inc. (The)	694,411	8,478,758
Platinum Underwriters Holdings Ltd.	328,110	10,650,451
PMA Capital Corp. Class A(a)	198,560	1,695,702
Presidential Life Corp.	132,252	2,306,475
Primus Guaranty Ltd.(a)(b)	221,235	792,021
ProAssurance Corp.(a)(b)	202,877	10,920,869
RAM Holdings Ltd.(a)	109,303	248,118
RLI Corp.	118,379	5,868,047
Safety Insurance Group Inc.	98,349	3,356,651
SeaBright Insurance Holdings Inc.(a)	126,287	1,860,208
Security Capital Assurance Ltd.(b)	141,837	72,337
Selective Insurance Group Inc.	333,866	7,972,720
State Auto Financial Corp.	88,222	2,569,907
Stewart Information Services Corp.	104,322	2,919,973
Triad Guaranty Inc.(a)(b)	68,586	342,930
United America Indemnity Ltd. Class A(a)	146,119	2,814,252
United Fire & Casualty Co.	133,413	4,989,646
Universal American Corp.(a)	227,238	2,408,723
Validus Holdings Ltd.	86,261	2,021,095
Zenith National Insurance Corp.	225,487	8,085,964

		237,729,305

INTERNET – 1.71%
Ariba Inc.(a)	517,482	4,998,876
AsiaInfo Holdings Inc.(a)	192,511	2,090,669
Avocent Corp.(a)	277,781	4,694,499
CMGI Inc.(a)	295,488	3,918,171
comScore Inc.(a)	10,809	216,829
Constant Contact Inc.(a)(b)	12,967	187,762
Dice Holdings Inc.(a)	37,700	335,907
EarthLink Inc.(a)	672,528	5,077,586
FTD Group Inc.	115,589	1,551,204
Harris Interactive Inc.(a)	140,357	383,175
HSW International Inc.(a)(b)	34,384	173,295
i2 Technologies Inc.(a)(b)	93,131	1,048,655
InfoSpace Inc.	97,726	1,130,690
Internet Brands Inc. Class A(a)	10,760	79,301
Internet Capital Group Inc.(a)	236,942	2,480,783
Interwoven Inc.(a)	48,806	521,248
iPass Inc.(a)	143,050	432,011
Keynote Systems Inc.(a)	96,875	1,142,156
Lionbridge Technologies Inc.(a)	53,967	180,789
MercadoLibre Inc.(a)(b)	29,772	1,183,735
Openwave Systems Inc.	503,794	1,234,295
Orbitz Worldwide Inc.(a)	77,891	536,669
RealNetworks Inc.(a)	583,517	3,343,552
S1 Corp.(a)	314,150	2,233,607
Safeguard Scientifics Inc.(a)	735,273	1,095,557
Secure Computing Corp.(a)	265,123	1,710,043
SonicWALL Inc.(a)	272,608	2,227,207
TechTarget Inc.(a)	13,877	196,637
TIBCO Software Inc.(a)	1,159,741	8,280,551
United Online Inc.	293,360	3,097,882
Vignette Corp.(a)	68,527	905,242

		56,688,583
INVESTMENT COMPANIES – 1.17%
Apollo Investment Corp.	727,653	11,518,747
Ares Capital Corp.	423,325	5,321,195
BlackRock Kelso Capital Corp.	42,210	503,987
Capital Southwest Corp.	18,503	2,289,191
Gladstone Capital Corp.(b)	124,897	2,336,823
Hercules Technology Growth Capital Inc.	198,234	2,152,821
Kayne Anderson Energy Development Co.	60,879	1,515,887
Kohlberg Capital Corp.	87,031	903,382
MCG Capital Corp.	376,350	3,421,022
MVC Capital Inc.(b)	148,555	2,263,978
NGP Capital Resources Co.	106,147	1,742,934
Patriots Capital Funding Inc.	127,109	1,330,831
PennantPark Investment Corp.	33,533	285,366
Prospect Energy Corp.(b)	142,884	2,174,694
TICC Capital Corp.	130,094	978,307

		38,739,165
IRON & STEEL – 0.45%
Esmark Inc.(a)(b)	73,322	828,539
Gibraltar Industries Inc.	151,896	1,781,740
Olympic Steel Inc.	53,038	2,392,014
Schnitzer Steel Industries Inc. Class A	133,136	9,455,319
Universal Stainless & Alloy Products Inc.(a)	18,402	546,723

		15,004,335
LEISURE TIME – 0.29%
Ambassadors International Inc.(b)	33,360	247,198

Arctic Cat Inc.	71,977	524,712
Callaway Golf Co.	403,448	5,922,617
Marine Products Corp.	59,744	482,732
Multimedia Games Inc.(a)(b)	140,350	749,469
Nautilus Inc.	118,189	388,842
Polaris Industries Inc.(b)	32,136	1,317,897
Town Sports International Holdings Inc.(a)	6,778	43,447

		9,676,914
LODGING – 0.30%
Ameristar Casinos Inc.	87,920	1,604,540
Gaylord Entertainment Co.(a)	141,871	4,297,273
Lodgian Inc.(a)	114,323	1,274,701
Marcus Corp.	82,892	1,591,526
Riviera Holdings Corp.(a)	27,793	572,814
Trump Entertainment Resorts Inc.(a)(b)	185,797	668,869

		10,009,723
MACHINERY – 1.58%
Albany International Corp. Class A	178,505	6,451,171
Applied Industrial Technologies Inc.	216,807	6,480,361
Briggs & Stratton Corp.	301,234	5,392,089
Cascade Corp.	58,002	2,860,079
Chart Industries Inc.(a)	29,690	1,004,710
Cognex Corp.	55,720	1,216,368
Columbus McKinnon Corp.(a)	51,321	1,589,925
Gehl Corp.(a)(b)	63,763	1,080,145
Gerber Scientific Inc.(a)	139,245	1,237,888
Hardinge Inc.	68,887	947,885
Kadant Inc.(a)	79,857	2,346,199
Lindsay Corp.(b)	43,223	4,429,061
NACCO Industries Inc.	35,315	2,858,396
Nordson Corp.	49,351	2,657,551
Park-Ohio Holdings Corp.(a)	48,545	762,642
Robbins & Myers Inc.	171,388	5,595,818
Sauer-Danfoss Inc.	29,570	654,680
Tecumseh Products Co. Class A(a)	92,879	2,849,528
Tennant Co.	49,497	1,970,476

		52,384,972
MANUFACTURING – 1.82%
A.O. Smith Corp.	125,386	4,121,438
Actuant Corp. Class A	41,923	1,266,494
Acuity Brands Inc.	71,675	3,078,441
Ameron International Corp.	50,934	4,763,857
AptarGroup Inc.	388,477	15,123,410
Barnes Group Inc.	24,953	572,671
Blount International Inc.(a)	230,742	2,854,279
Ceradyne Inc.(a)	47,964	1,532,929
CLARCOR Inc.	156,997	5,581,243
EnPro Industries Inc.(a)(b)	129,301	4,032,898
Federal Signal Corp.	288,989	4,034,286
FreightCar America Inc.	69,843	2,395,615
Griffon Corp.(a)	181,197	1,558,294
Koppers Holdings Inc.	48,355	2,142,610
Lancaster Colony Corp.	11,158	445,874
Polypore International Inc.(a)	57,241	1,184,316
Reddy Ice Holdings Inc.	72,267	941,639
Standex International Corp.	76,348	1,705,614
Tredegar Corp.	180,412	3,285,303

		60,621,211

MEDIA – 1.36%
Belo Corp.	515,317	5,446,901
Belo Corp. Class A(a)	102,918	1,176,353
Charter Communications Inc. Class A(a) (b)	2,477,725	2,111,022
Citadel Broadcasting Corp.(b)	696,300	1,155,858
CKX Inc.(a)	19,557	186,183
Courier Corp.	16,852	420,457
Cox Radio Inc. Class A(a)(b)	187,293	2,225,041
Crown Media Holdings Inc. Class A(a)(b)	43,238	223,540
Cumulus Media Inc. Class A(a)(b)	91,240	582,111
DG FastChannel Inc.(a)	90,118	1,728,463
Dolan Media Co.(a)	30,386	611,062
Emmis Communications Corp.(a)	180,703	628,846
Entercom Communications Corp.	184,880	1,835,858
Entravision Communications Corp.(a)	206,531	1,375,496
Fisher Communications Inc.(a)	37,562	1,170,432
GateHouse Media Inc.(b)	134,578	785,936
Gemstar-TV Guide International Inc.(a)	126,893	596,397
Gray Television Inc.	254,706	1,449,277
Journal Communications Inc. Class A	248,959	1,837,317
Lee Enterprises Inc.(b)	279,023	2,793,020
Lin TV Corp. Class A(a)	165,942	1,594,703
LodgeNet Interactive Corp.(a)(b)	39,252	239,045
Media General Inc. Class A	135,368	1,897,859
Mediacom Communications Corp.(a)(b)	303,428	1,313,843
Nexstar Broadcasting Group Inc. Class A(a)	45,849	270,509
Playboy Enterprises Inc. Class B(a)	134,273	1,118,494
PRIMEDIA Inc.(b)	268,061	1,970,248
Radio One Inc. Class D(a)	458,418	696,795
Salem Communications Corp. Class A	55,031	220,674
Scholastic Corp.(a)	185,845	5,625,528
Sinclair Broadcast Group Inc. Class A	156,748	1,396,625
Spanish Broadcasting System Inc. Class A(a)	115,875	205,099
Sun-Times Media Group Inc. Class A(a)	174,694	125,780
Westwood One Inc.(a)	49,103	103,116

		45,117,888
METAL FABRICATE & HARDWARE – 1.37%
A.M. Castle & Co.	55,240	1,491,480
Ampco-Pittsburgh Corp.	40,050	1,721,750
CIRCOR International Inc.	99,726	4,612,328
Kaydon Corp.	30,488	1,338,728
L.B. Foster Co. Class A(a)	5,649	243,246
Ladish Co. Inc.(a)	54,458	1,960,488
Lawson Products Inc.	25,135	692,469
Mueller Industries Inc.	226,555	6,536,112
Mueller Water Products Inc. Class A(b)	698,842	5,716,528
Northwest Pipe Co.(a)	54,282	2,306,442
Quanex Corp.	226,167	11,701,881
TriMas Corp.(a)	84,081	443,107
Worthington Industries Inc.	394,406	6,653,629

		45,418,188
MINING – 1.10%
AMCOL International Corp.	109,045	3,405,475
Century Aluminum Co.(a)	80,616	5,340,004
Coeur d’Alene Mines Corp.(a)(b)	1,436,939	5,805,234
Compass Minerals International Inc.	196,092	11,565,506
Horsehead Holding Corp.(a)	16,371	189,576
Royal Gold Inc.	97,804	2,950,747
Stillwater Mining Co.(a)(b)	239,716	3,708,407
Uranium Resources Inc.(a)(b)	168,318	1,008,225
USEC Inc.(a)(b)	657,326	2,432,106

		36,405,280

OFFICE & BUSINESS EQUIPMENT – 0.11%
IKON Office Solutions Inc.(b)	488,555	3,713,018

		3,713,018
OFFICE FURNISHINGS – 0.00%
CompX International Inc.	7,448	68,522

		68,522
OIL & GAS – 4.10%
Approach Resources Inc.(a)	9,722	152,441
Berry Petroleum Co. Class A	144,522	6,718,828
Bill Barrett Corp.(a)	39,183	1,851,397
Bois d’Arc Energy Inc.(a)	14,641	314,635
Brigham Exploration Co.(a)	277,389	1,683,751
Bronco Drilling Co. Inc.(a)	159,028	2,561,941
Callon Petroleum Co.(a)	126,004	2,279,412
Clayton Williams Energy Inc.(a)	33,597	1,763,507
Comstock Resources Inc.(a)	70,538	2,842,681
Concho Resources Inc.(a)	26,002	666,691
CVR Energy Inc.(a)	22,559	519,534
Delek US Holdings Inc.	30,670	388,589
Edge Petroleum Corp.(a)(b)	170,424	686,809
Encore Acquisition Co.(a)(b)	323,784	13,042,020
Energy Partners Ltd.(a)	171,691	1,625,914
EXCO Resources Inc.(a)	375,206	6,941,311
GeoMet Inc.(a)	108,950	725,607
Grey Wolf Inc.(a)	1,036,293	7,026,067
Harvest Natural Resources Inc.(a)	211,577	2,551,619
Mariner Energy Inc.(a)	246,804	6,666,176
McMoRan Exploration Co.(a)(b)	138,676	2,397,708
Meridian Resource Corp. (The)(a)	538,018	796,267
Oilsands Quest Inc.(a)(b)	846,743	3,336,167
Parker Drilling Co.(a)	135,379	874,548
Penn Virginia Corp.	136,115	6,001,310
PetroCorp Inc. Escrow(c)	19,086	2
Petrohawk Energy Corp.(a)	566,899	11,434,353
Petroleum Development Corp.(a)	78,223	5,418,507
Pioneer Drilling Co.(a)	302,704	4,822,075
Rex Energy Corp.(a)	29,614	492,777
Rosetta Resources Inc.(a)	141,799	2,789,186
Stone Energy Corp.(a)	170,598	8,923,981
SulphCo Inc.(a)(b)	104,640	436,349
Swift Energy Co.(a)(b)	181,954	8,186,110
Toreador Resources Corp.(a)	90,376	703,125
VAALCO Energy Inc.(a)	359,720	1,787,808
Warren Resources Inc.(a)	17,879	212,224
Whiting Petroleum Corp.(a)	256,169	16,561,326

		136,182,753
OIL & GAS SERVICES – 1.63%
Allis-Chalmers Energy Inc.(a)(b)	152,863	2,107,981
Basic Energy Services Inc.(a)	66,524	1,468,850
Cal Dive International Inc.(a)	124,254	1,289,757
Dawson Geophysical Co.(a)	3,674	247,995
Exterran Holdings Inc.(a)	367,408	23,712,512
Gulf Island Fabrication Inc.	6,124	175,881
Hornbeck Offshore Services Inc.(a)(b)	139,874	6,388,046
Newpark Resources Inc.(a)	74,851	381,740
Oil States International Inc.(a)(b)	300,105	13,447,705
Superior Offshore International Inc.(a) (b)	22,648	74,965
Superior Well Services Inc.(a)	24,768	541,676
T-3 Energy Services Inc.(a)	2,250	95,760

Trico Marine Services Inc.(a)	72,553	2,827,390
Union Drilling Inc.(a)	83,874	1,466,956

		54,227,214
PACKAGING & CONTAINERS – 0.12%
Chesapeake Corp.	119,599	575,271
Silgan Holdings Inc.	69,244	3,436,580

		4,011,851
PHARMACEUTICALS – 0.86%
Alpharma Inc. Class A(a)	262,320	6,875,407
Amicus Therapeutics Inc.(a)	4,060	43,442
Animal Health International Inc.(a)	28,182	308,311
Bentley Pharmaceuticals Inc.(a)	54,780	890,175
BioForm Medical Inc.(a)	5,968	27,453
Bionovo Inc.(a)(b)	43,981	55,856
Emergent BioSolutions Inc.(a)	35,667	318,150
Indevus Pharmaceuticals Inc.(a)	33,022	157,515
Isis Pharmaceuticals Inc.(a)(b)	274,196	3,868,906
Jazz Pharmaceuticals Inc.(a)	3,174	28,629
MannKind Corp.(a)(b)	320,497	1,913,367
MAP Pharmaceuticals Inc.(a)	3,217	44,941
Nabi Biopharmaceuticals(a)	210,562	846,459
Neurocrine Biosciences Inc.(a)	106,920	577,368
Par Pharmaceutical Companies Inc.(a)	20,895	363,364
Perrigo Co.	221,689	8,364,326
PharMerica Corp.(a)	120,096	1,989,991
Rigel Pharmaceuticals Inc.(a)	29,833	556,684
Salix Pharmaceuticals Ltd.(a)	31,378	197,054
Sciele Pharma Inc.(a)(b)	32,643	636,539
Sirtris Pharmaceuticals Inc.(a)(b)	3,148	40,893
Sucampo Pharmaceuticals Inc.(a)	3,571	28,568
Tiens Biotech Group (USA) Inc.(a)(b)	18,501	39,222
ViroPharma Inc.(a)(b)	47,936	428,548

		28,601,168
REAL ESTATE – 0.23%
Avatar Holdings Inc.(a)(b)	34,776	1,515,886
FX Real Estate and Entertainment Inc.(a)	3,823	22,479
HFF Inc. Class A(a)	98,989	495,935
Hilltop Holdings Inc.(a)	287,679	2,991,862
Meruelo Maddux Properties Inc.(a)(b)	275,124	698,815
Resource Capital Corp.(b)	132,399	1,002,260
Stratus Properties Inc.(a)(b)	29,625	873,049
Tarragon Corp.(a)(b)	83,685	179,923

		7,780,209
REAL ESTATE INVESTMENT TRUSTS – 8.37%
Agree Realty Corp.	46,895	1,287,268
Alesco Financial Inc.(b)	367,262	1,057,715
Alexandria Real Estate Equities Inc.(b)	96,804	8,975,667
American Campus Communities Inc.	163,573	4,475,357
American Financial Realty Trust	793,254	6,298,437
Anthracite Capital Inc.(b)	388,834	2,566,304
Anworth Mortgage Asset Corp.	459,660	2,817,716
Arbor Realty Trust Inc.(b)	82,487	1,243,904
Ashford Hospitality Trust Inc.	639,116	3,630,179
BioMed Realty Trust Inc.	398,335	9,516,223
BRT Realty Trust(b)	44,916	629,273
Capital Trust Inc. Class A(b)	83,564	2,252,050
CapLease Inc.	266,483	2,070,573
CBRE Realty Finance Inc.(b)	174,713	704,093
Cedar Shopping Centers Inc.	268,079	3,131,163

Chimera Investment Corp.(b)	150,221	1,847,718
Corporate Office Properties Trust(b)	212,510	7,142,461
Crystal River Capital Inc.(b)	151,789	1,355,476
DCT Industrial Trust Inc.(b)	1,024,944	10,208,442
Deerfield Capital Corp.	393,862	555,345
DiamondRock Hospitality Co.	575,459	7,291,066
DuPont Fabros Technology Inc.	129,305	2,132,239
EastGroup Properties Inc.	26,890	1,249,309
Education Realty Trust Inc.	169,669	2,132,739
Entertainment Properties Trust(b)	170,913	8,431,138
Equity One Inc.	221,857	5,317,912
Extra Space Storage Inc.	391,816	6,343,501
First Industrial Realty Trust Inc.	107,744	3,328,212
First Potomac Realty Trust	148,269	2,278,895
Franklin Street Properties Corp.	362,860	5,196,155
GMH Communities Trust	192,855	1,673,981
Gramercy Capital Corp.(b)	151,202	3,164,658
Healthcare Realty Trust Inc.	308,595	8,069,759
Hersha Hospitality Trust	249,833	2,255,992
Highwoods Properties Inc.	101,089	3,140,835
Home Properties Inc.	46,275	2,220,737
Impac Mortgage Holdings Inc.(b)	452,392	574,538
Inland Real Estate Corp.	285,936	4,349,087
Investors Real Estate Trust	342,906	3,353,621
JER Investors Trust Inc.(b)	75,753	642,385
Kite Realty Group Trust	120,169	1,682,366
LaSalle Hotel Properties	245,178	7,043,964
Lexington Realty Trust	372,806	5,372,134
LTC Properties Inc.	143,480	3,688,871
Luminent Mortgage Capital Inc.(b)	258,212	149,763
Maguire Properties Inc.	130,248	1,863,849
Medical Properties Trust Inc.	372,425	4,215,851
MFA Mortgage Investments Inc.	920,922	5,801,809
Mission West Properties Inc.	119,611	1,130,324
National Health Investors Inc.	130,970	4,092,813
National Retail Properties Inc.	435,304	9,598,453
Nationwide Health Properties Inc.	65,020	2,194,425
Newcastle Investment Corp.(b)	252,138	2,082,660
NorthStar Realty Finance Corp.(b)	371,834	3,037,884
Parkway Properties Inc.	96,439	3,564,385
Pennsylvania Real Estate Investment Trust	195,923	4,778,562
Post Properties Inc.(b)	220,976	8,534,093
RAIT Financial Trust(b)	387,595	2,689,909
Ramco-Gershenson Properties Trust	39,724	838,574
Realty Income Corp.(b)	615,765	15,775,899
Redwood Trust Inc.(b)	151,478	5,506,225
Senior Housing Properties Trust(b)	578,455	13,709,384
Sovran Self Storage Inc.	131,984	5,637,037
Strategic Hotels & Resorts Inc.	452,542	5,941,876
Sunstone Hotel Investors Inc.	378,584	6,061,130
Universal Health Realty Income Trust	48,605	1,618,547
Urstadt Biddle Properties Inc. Class A	128,252	2,017,404
U-Store-It Trust	282,605	3,201,915
Winthrop Realty Trust Inc.	310,208	1,278,057

		278,020,286
RETAIL – 4.01%
A.C. Moore Arts & Crafts Inc.(a)	18,581	126,722
AFC Enterprises Inc.(a)	67,055	602,824
Asbury Automotive Group Inc.	156,929	2,159,343
Blockbuster Inc. Class A(a)(b)	1,158,229	3,775,827
Bob Evans Farms Inc.	189,532	5,229,188
Bon-Ton Stores Inc. (The)(b)	41,708	228,143

Books-A-Million Inc.	84,676	740,068
Borders Group Inc.(b)	355,057	2,084,185
Brown Shoe Co. Inc.	142,680	2,150,188
Cabela’s Inc. Class A(a)(b)	204,881	2,901,115
Cache Inc.(a)	17,027	192,235
Casey’s General Store Inc.	307,641	6,952,687
Cash America International Inc.	9,358	340,631
Casual Male Retail Group Inc.(a)	18,467	77,561
Cato Corp. Class A	134,894	2,015,316
CBRL Group Inc.	53,247	1,904,645
CEC Entertainment Inc.(a)	76,993	2,223,558
Charming Shoppes Inc.(a)(b)	712,503	3,441,389
Collective Brands Inc.(a)(b)	218,983	2,654,074
Conn’s Inc.(a)(b)	69,724	1,137,198
CSK Auto Corp.(a)	251,115	2,337,881
Domino’s Pizza Inc.	265,919	3,587,247
Dress Barn Inc.(a)(b)	64,918	840,039
Eddie Bauer Holdings Inc.(a)(b)	183,453	713,632
FGX International Holdings Ltd.(a)	32,440	387,982
Finish Line Inc. (The) Class A	261,867	1,246,487
Fred’s Inc.	243,396	2,494,809
Gander Mountain Co.(a)(b)	13,397	81,454
Genesco Inc.(a)	22,662	523,719
Group 1 Automotive Inc.	138,306	3,247,425
Haverty Furniture Companies Inc.	112,408	1,196,021
hhgregg Inc.(a)	40,499	455,614
Hot Topic Inc.(a)	132,664	571,782
IHOP Corp.(b)	59,951	2,871,653
Insight Enterprises Inc.(a)	294,670	5,156,725
Jack in the Box Inc.(a)	164,395	4,417,294
Jamba Inc.(a)(b)	317,452	841,248
Jo-Ann Stores Inc.(a)	137,074	2,019,100
Kenneth Cole Productions Inc. Class A	59,624	1,010,031
Landry’s Restaurants Inc.(b)	75,570	1,230,280
Lithia Motors Inc. Class A	95,576	971,052
Longs Drug Stores Corp.	10,768	457,209
lululemon athletica inc.(a)(b)	33,271	945,895
MarineMax Inc.(a)(b)	98,472	1,226,961
McCormick & Schmick’s Seafood Restaurants Inc.(a)	5,805	67,628
Morton’s Restaurant Group Inc.(a)	37,887	300,444
Movado Group Inc.	105,543	2,057,033
99 Cents Only Stores(a)(b)	125,966	1,245,804
Nu Skin Enterprises Inc. Class A	103,423	1,863,682
O’Charley’s Inc.	135,020	1,555,430
Pacific Sunwear of California Inc.(a)	80,344	1,013,138
Pantry Inc. (The)(a)	82,728	1,743,906
Papa John’s International Inc.(a)	49,399	1,195,950
PC Connection Inc.(a)	43,318	343,079
Pep Boys - Manny, Moe & Jack (The)	198,783	1,979,879
Pier 1 Imports Inc.(a)(b)	535,978	3,365,942
PriceSmart Inc.	56,066	1,553,589
Regis Corp.	269,646	7,412,569
Ruby Tuesday Inc.	63,146	473,595
Rush Enterprises Inc. Class A(a)	202,379	3,205,683
School Specialty Inc.(a)(b)	97,056	3,061,146
Shoe Carnival Inc.(a)	37,173	502,951
Sonic Automotive Inc.	177,928	3,656,420
Stage Stores Inc.	266,301	4,314,076
Steak n Shake Co. (The)(a)	175,097	1,378,013
Stein Mart Inc.	141,925	797,619
Systemax Inc.	26,143	315,285
Talbots Inc. (The)(b)	139,685	1,505,804
Titan Machinery Inc.(a)	15,984	298,901

Tuesday Morning Corp.(a)	182,965	947,759
Ulta Salon Cosmetics & Fragrance Inc.(a)(b)	23,338	327,666
West Marine Inc.(a)(b)	89,044	620,637
World Fuel Services Corp.	41,406	1,162,266
Zale Corp.(a)(b)	271,286	5,360,611

		133,394,942
SAVINGS & LOANS – 2.17%
Abington Bancorp Inc.	48,875	504,390
Anchor BanCorp Wisconsin Inc.	118,798	2,253,598
BankAtlantic Bancorp Inc. Class A	254,003	993,152
BankFinancial Corp.	138,723	2,207,083
BankUnited Financial Corp. Class A(b)	193,218	968,022
Beneficial Mutual Bancorp. Inc.(a)	201,791	1,995,713
Berkshire Hills Bancorp Inc.	65,710	1,655,235
Brookline Bancorp Inc.	374,937	4,304,277
Clifton Savings Bancorp Inc.	71,356	719,268
Dime Community Bancshares Inc.	149,473	2,612,788
Downey Financial Corp.(b)	128,125	2,354,938
First Financial Holdings Inc.	72,512	1,701,132
First Niagara Financial Group Inc.	644,684	8,761,256
First Place Financial Corp.	100,427	1,305,551
FirstFed Financial Corp.(a)(b)	82,760	2,246,934
Flagstar Bancorp Inc.	270,038	1,949,674
Flushing Financial Corp.	128,286	2,255,268
Franklin Bank Corp.(a)(b)	151,546	459,184
Investors Bancorp Inc.(a)(b)	311,397	4,779,944
Kearny Financial Corp.	131,791	1,443,111
NASB Financial Inc.	22,608	592,330
NewAlliance Bancshares Inc.	360,180	4,415,807
Northwest Bancorp Inc.	111,175	3,038,413
Oritani Financial Corp.(a)(b)	40,175	609,455
PFF Bancorp Inc.(b)	136,175	1,132,976
Provident Financial Services Inc.	376,794	5,327,867
Provident New York Bancorp	244,091	3,295,229
Rockville Financial Inc.	53,066	727,004
Roma Financial Corp.(b)	62,822	936,676
TierOne Corp.	109,658	1,236,942
United Community Financial Corp.	161,400	1,000,680
ViewPoint Financial Group	70,755	1,168,165
Wauwatosa Holdings Inc.(a)(b)	54,018	642,814
Westfield Financial Inc.	64,625	631,386
WSFS Financial Corp.	38,162	1,880,623

		72,106,885
SEMICONDUCTORS – 2.17%
Actel Corp.(a)	158,070	2,420,052
Applied Micro Circuits Corp.(a)	244,290	1,754,002
Asyst Technologies Inc.(a)	30,745	107,608
ATMI Inc.(a)	28,322	788,201
AuthenTec Inc.(a)	16,081	159,845
Axcelis Technologies Inc.(a)	616,756	3,453,834
Brooks Automation Inc.(a)	360,538	3,504,429
Cabot Microelectronics Corp.(a)	27,277	876,956
Cavium Networks Inc.(a)	13,567	222,499
Cirrus Logic Inc.(a)	230,236	1,547,186
Cohu Inc.	75,042	1,219,433
Conexant Systems Inc.(a)	2,169,073	1,257,845
Credence Systems Corp.(a)	626,717	1,065,419
DSP Group Inc.(a)	174,677	2,225,385
Emulex Corp.(a)	210,037	3,411,001
Entegris Inc.(a)(b)	601,166	4,322,384
Entropic Communications Inc.(a)	19,123	74,388

Exar Corp.(a)	132,055	1,086,813
IXYS Corp.(a)	60,020	409,937
Kulicke and Soffa Industries Inc.(a)	28,793	137,631
Lattice Semiconductor Corp.(a)	698,479	1,983,680
Mattson Technology Inc.(a)	41,139	250,537
MKS Instruments Inc.(a)	272,737	5,836,572
OmniVision Technologies Inc.(a)(b)	242,831	4,084,417
Pericom Semiconductor Corp.(a)	111,460	1,636,233
Photronics Inc.(a)	253,662	2,422,472
PMC-Sierra Inc.(a)	90,959	518,466
Rubicon Technology Inc.(a)	13,282	384,912
Rudolph Technologies Inc.(a)	85,032	830,763
Semitool Inc.(a)(b)	112,094	932,622
Semtech Corp.(a)	71,968	1,031,301
Silicon Image Inc.(a)	48,776	244,368
Skyworks Solutions Inc.(a)	846,257	6,160,751
Spansion Inc. Class A(a)	612,074	1,683,204
Standard Microsystems Corp.(a)	91,607	2,673,092
Syntax-Brillian Corp.(a)(b)	24,351	23,864
TriQuint Semiconductor Inc.(a)	848,855	4,295,206
Ultra Clean Holdings Inc.(a)	103,580	1,015,084
Ultratech Inc.(a)	66,353	637,652
Veeco Instruments Inc.(a)(b)	164,227	2,731,095
Zoran Corp.(a)	204,118	2,788,252

		72,209,391
SOFTWARE – 1.81%
ArcSight Inc.(a)	12,530	86,582
Avid Technology Inc.(a)(b)	240,381	5,850,874
Blackbaud Inc.	41,810	1,015,147
BladeLogic Inc.(a)	10,578	296,713
Borland Software Corp.(a)(b)	440,237	889,279
Bottomline Technologies Inc.(a)	131,688	1,659,269
Computer Programs and Systems Inc.	16,395	342,656
CSG Systems International Inc.(a)	118,936	1,352,302
Deltek Inc.(a)	16,138	209,471
Digi International Inc.(a)	132,707	1,531,439
infoUSA Inc.	131,159	801,381
INVESTools Inc.(a)(b)	73,706	810,029
JDA Software Group Inc.(a)	108,132	1,973,409
Lawson Software Inc.(a)	751,562	5,659,262
ManTech International Corp. Class A(a)	97,321	4,414,481
MedAssets Inc.(a)	16,574	245,627
MicroStrategy Inc. Class A(a)	8,020	593,400
Monotype Imaging Holdings Inc.(a)	19,984	301,958
MSC Software Corp.(a)	266,320	3,459,497
NetSuite Inc.(a)	13,010	280,235
OpenTV Corp.(a)	207,892	245,313
Packeteer Inc.(a)	35,165	178,990
Parametric Technology Corp.(a)	379,703	6,067,654
PDF Solutions Inc.(a)	66,008	363,704
Pegasystems Inc.	72,739	700,477
PROS Holdings Inc.(a)	14,330	179,842
QAD Inc.	27,534	231,561
Quest Software Inc.(a)	49,302	644,377
Schawk Inc.	79,959	1,278,544
SeaChange International Inc.(a)	103,234	725,735
Solera Holdings Inc.(a)	48,510	1,181,704
Sybase Inc.(a)(b)	498,369	13,107,105
SYNNEX Corp.(a)	99,057	2,101,990
Take-Two Interactive Software Inc.(a)	55,956	1,427,997

		60,208,004

STORAGE & WAREHOUSING – 0.03%
Mobile Mini Inc.(a)	43,496	826,424

		826,424
TELECOMMUNICATIONS – 2.95%
Adaptec Inc.(a)	719,197	2,114,439
ADTRAN Inc.	160,898	2,976,613
Airvana Inc.(a)	22,084	115,499
Alaska Communications Systems Group Inc.	259,277	3,173,550
Anaren Inc.(a)	84,514	1,069,947
Anixter International Inc.(a)	31,712	2,030,836
ARRIS Group Inc.(a)	44,550	259,281
Aruba Networks Inc.(a)	19,825	103,288
Atlantic Tele-Network Inc.	57,209	1,935,380
Black Box Corp.	105,389	3,251,251
Cincinnati Bell Inc.(a)	1,507,426	6,421,635
Consolidated Communications Holdings Inc.	55,881	845,480
Ditech Networks Inc.(a)	95,794	281,634
EMS Technologies Inc.(a)	46,200	1,253,868
Extreme Networks Inc.(a)	669,397	2,075,131
FairPoint Communications Inc.	188,819	1,703,147
FiberTower Corp.(a)(b)	616,617	1,085,246
Foundry Networks Inc.(a)(b)	115,224	1,334,294
General Communication Inc. Class A(a)	283,737	1,742,145
GeoEye Inc.(a)	31,361	815,072
Global Crossing Ltd.(a)	124,611	1,889,103
Hungarian Telephone and Cable Corp.(a)	12,559	217,899
Hypercom Corp.(a)	135,677	588,838
ICO Global Communications (Holdings) Ltd.(a)	354,320	1,094,849
IDT Corp. Class B(a)	274,727	1,063,193
Infinera Corp.(a)(b)	40,692	488,304
Iowa Telecommunications Services Inc.	192,250	3,408,593
iPCS Inc.	26,547	619,872
Ixia(a)	79,355	615,795
Knology Inc.(a)	78,291	1,013,868
Loral Space & Communications Inc.(a)	69,570	1,658,549
MasTec Inc.(a)	41,640	341,864
MRV Communications Inc.(a)(b)	961,285	1,316,960
Neutral Tandem Inc.(a)	22,900	412,429
Newport Corp.(a)(b)	199,841	2,232,224
NextWave Wireless Inc.(a)(b)	178,808	902,980
Oplink Communications Inc.(a)	71,733	636,272
Optium Corp.(a)(b)	48,878	343,612
PAETEC Holding Corp.(a)	259,684	1,729,495
Plantronics Inc.	292,584	5,649,797
Powerwave Technologies Inc.(a)(b)	790,228	2,015,081
Preformed Line Products Co.(b)	14,802	720,561
Premiere Global Services Inc.(a)	331,908	4,759,561
RCN Corp.(a)	187,337	2,094,428
RF Micro Devices Inc.(a)	632,119	1,681,437
Rural Cellular Corp. Class A(a)	42,682	1,887,825
SAVVIS Inc.(a)	49,393	803,624
Shenandoah Telecommunications Co.	129,864	1,927,182
ShoreTel Inc.(a)(b)	21,881	112,031
Starent Networks Corp.(a)	30,833	416,246
SureWest Communications	87,088	1,346,380
Sycamore Networks Inc.(a)(b)	696,967	2,550,899
Symmetricom Inc.(a)	137,798	480,915
Syniverse Holdings Inc.(a)	165,723	2,760,945
Tekelec(a)(b)	371,378	4,623,656
3Com Corp.(a)	2,369,909	5,427,092
Time Warner Telecom Inc. Class A(a)(b)	66,126	1,024,292
USA Mobility Inc.(a)	140,496	1,003,141

UTStarcom Inc.(a)(b)	349,873	993,639
Virgin Mobile USA Inc. Class A(a)(b)	94,673	192,186
Vonage Holdings Corp.(a)(b)	204,809	378,897

		98,012,250
TEXTILES – 0.23%
G&K Services Inc. Class A	121,344	4,321,060
UniFirst Corp.	86,940	3,224,605

		7,545,665
TOYS, GAMES & HOBBIES – 0.34%
JAKKS Pacific Inc.(a)(b)	171,659	4,732,639
LeapFrog Enterprises Inc.(a)	210,176	1,481,741
Marvel Entertainment Inc.(a)	98,951	2,650,897
RC2 Corp.(a)	109,032	2,286,401

		11,151,678
TRANSPORTATION – 2.14%
ABX Holdings Inc.(a)	356,814	1,049,033
Arkansas Best Corp.	136,079	4,335,477
Atlas Air Worldwide Holdings Inc.(a)	81,425	4,478,375
Bristow Group Inc.(a)	123,151	6,609,514
Eagle Bulk Shipping Inc.	208,233	5,364,082
Forward Air Corp.	40,865	1,448,256
Genco Shipping & Trading Ltd.	115,555	6,520,769
General Maritime Corp.	174,667	4,123,888
Genesee & Wyoming Inc. Class A(a)(b)	89,183	3,067,895
Golar LNG Ltd.	164,949	3,013,618
GulfMark Offshore Inc.(a)(b)	139,197	7,616,860
Heartland Express Inc.	235,826	3,362,879
Knightsbridge Tankers Ltd.	5,675	151,409
Marten Transport Ltd.(a)	92,858	1,441,156
Nordic American Tanker Shipping Ltd.(b)	182,702	5,115,656
Old Dominion Freight Line Inc.(a)	11,553	367,732
Pacer International Inc.	143,920	2,364,606
Patriot Transportation Holding Inc.(a) (b)	9,614	754,122
PHI Inc.(a)	40,037	1,262,767
Saia Inc.(a)	72,076	1,143,125
TBS International Ltd.(a)	29,696	896,819
Teekay Tankers Ltd. Class A	15,437	264,281
Ultrapetrol (Bahamas) Ltd.(a)(b)	59,776	612,106
Universal Truckload Services Inc.(a)	19,489	406,735
Werner Enterprises Inc.	283,576	5,263,171

		71,034,331
TRUCKING & LEASING – 0.25%
AMERCO(a)(b)	60,724	3,466,733
Greenbrier Companies Inc. (The)(b)	97,750	2,592,330
TAL International Group Inc.	89,016	2,098,107
Textainer Group Holdings Ltd.	9,218	139,007

		8,296,177
WATER – 0.46%
American States Water Co.	103,448	3,724,128
California Water Service Group	119,241	4,549,044
PICO Holdings Inc.(a)(b)	92,428	2,794,098
SJW Corp.	87,135	2,491,190
Southwest Water Co.(b)	146,354	1,620,139

		15,178,599

TOTAL COMMON STOCKS
(Cost: $4,349,126,123)	3,313,606,031

Security	Shares	Value
RIGHTS – 0.00%

DIVERSIFIED FINANCIAL SERVICES – 0.00%
Centerline Holding Co.(b)(c)	146,549	15

		15
INVESTMENT COMPANIES – 0.00%
Ares Capital Corp.(a)	140,266	78,549
MCG Capital Corp.	53,336	57,069

		135,618
REAL ESTATE – 0.00%
FX Real Estate and Entertainment Inc.(a)	1,957	156

		156

TOTAL RIGHTS
(Cost: $0)		135,789

Security	Shares	Value
SHORT-TERM INVESTMENTS – 13.19%

MONEY MARKET FUNDS – 13.19%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.18%, 04/01/08(d)(e)	4,361,927	4,361,927
BGI Cash Premier Fund LLC
3.22%, 04/01/08(d)(e)(f)	434,068,837	434,068,837

		438,430,764

TOTAL SHORT-TERM INVESTMENTS
(Cost: $438,430,764)		438,430,764

TOTAL INVESTMENTS IN SECURITIES – 112.90%
(Cost: $4,787,556,887)		3,752,172,584
Other Assets, Less Liabilities – (12.90)%		(428,760,540)

NET ASSETS – 100.00%		$3,323,412,044

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.

(d)	Affiliated issuer. See Note 2.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

(f)	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments

iSHARES® RUSSELL 3000 INDEX FUND

March 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.81%

ADVERTISING – 0.19%
Clear Channel Outdoor Holdings Inc. Class A(a)	7,337	$139,476
Gaiam Inc.(a)	3,257	56,411
Getty Images Inc.(a)	9,498	303,936
Greenfield Online Inc.(a)	3,995	47,381
Harte-Hanks Inc.	9,217	125,996
Interpublic Group of Companies Inc. (The)(a)(b)	88,526	744,504
inVentiv Health Inc.(a)	5,739	165,341
Lamar Advertising Co.(a)(b)	15,628	561,514
Marchex Inc. Class B	5,163	51,527
Omnicom Group Inc.	62,430	2,758,157
R.H. Donnelley Corp.(a)	13,243	67,010
ValueVision Media Inc. Class A(a)	5,654	31,323

		5,052,576
AEROSPACE & DEFENSE – 2.13%
AAR Corp.(a)	6,869	187,318
AeroVironment Inc.(a)	1,281	26,196
Alliant Techsystems Inc.(a)	6,288	650,997
Argon ST Inc.(a)	2,406	40,926
BE Aerospace Inc.(a)	17,516	612,184
Boeing Co. (The)	149,390	11,110,134
Curtiss-Wright Corp.	8,422	349,345
DRS Technologies Inc.	7,670	447,008
Esterline Technologies Corp.(a)	5,466	275,322
GenCorp Inc.(a)	10,382	106,831
General Dynamics Corp.	76,841	6,406,234
Goodrich Corp.	23,657	1,360,514
HEICO Corp.	4,890	238,387
Innovative Solutions and Support Inc.(a)	2,330	24,628
Kaman Corp.	4,494	127,135
L-3 Communications Holdings Inc.	23,831	2,605,682
Lockheed Martin Corp.	66,801	6,633,339
Moog Inc. Class A(a)	7,206	304,165
MTC Technologies Inc.(a)	1,747	41,544
Northrop Grumman Corp.	65,535	5,099,278
Orbital Sciences Corp.(a)	11,399	274,716
Raytheon Co.	84,300	5,446,623
Rockwell Collins Inc.	31,606	1,806,283
Spirit AeroSystems Holdings Inc. Class A(a)	13,332	295,704
Teledyne Technologies Inc.(a)	6,631	311,657
TransDigm Group Inc.(a)	1,737	64,356
Triumph Group Inc.	3,041	173,124
United Technologies Corp.	188,595	12,979,108

		57,998,738
AGRICULTURE – 1.96%
Alico Inc.	663	29,271
Alliance One International Inc.(a)	17,633	106,503
Altria Group Inc.	396,869	8,810,492
Andersons Inc. (The)	2,869	127,986
Archer-Daniels-Midland Co.	123,861	5,098,119
Bunge Ltd.(b)	23,050	2,002,584
Cadiz Inc.(a)(b)	2,193	33,728

Carolina Group	20,478	1,485,679
Maui Land & Pineapple Co. Inc.(a)	820	26,150
Monsanto Co.	103,201	11,506,911
Philip Morris International Inc.	396,869	20,073,634
Reynolds American Inc.	32,385	1,911,687
Tejon Ranch Co.(a)	2,036	75,984
Universal Corp.	5,179	339,380
UST Inc.	28,260	1,540,735
Vector Group Ltd.(b)	7,144	125,663

		53,294,506
AIRLINES – 0.19%
AirTran Holdings Inc.(a)	16,862	111,289
Alaska Air Group Inc.(a)	7,862	154,252
Allegiant Travel Co.(a)	980	25,892
AMR Corp.(a)	45,133	407,100
Continental Airlines Inc. Class B(a)	18,233	350,621
Copa Holdings SA Class A	3,253	123,972
Delta Air Lines Inc.(a)	55,816	480,018
ExpressJet Holdings Inc.(a)(b)	9,995	26,287
JetBlue Airways Corp.(a)(b)	32,922	190,948
Northwest Airlines Corp.(a)	49,796	447,666
Pinnacle Airlines Corp.(a)(b)	3,629	31,681
Republic Airways Holdings Inc.(a)	6,245	135,267
SkyWest Inc.	11,901	251,349
Southwest Airlines Co.	138,946	1,722,930
UAL Corp.	21,769	468,687
US Airways Group Inc.(a)	15,375	136,991

		5,064,950
APPAREL – 0.49%
Carter’s Inc.(a)	10,773	173,984
Cherokee Inc.	1,381	46,498
Coach Inc.(a)	66,526	2,005,759
Columbia Sportswear Co.	2,542	111,924
Crocs Inc.(a)(b)	14,910	260,478
Deckers Outdoor Corp.(a)	2,460	265,237
G-III Apparel Group Ltd.(a)	2,405	32,275
Guess? Inc.	10,215	413,401
Gymboree Corp.(a)	5,801	231,344
Hanesbrands Inc.(a)	18,133	529,484
Heelys Inc.(a)(b)	1,181	5,066
Iconix Brand Group Inc.(a)	9,350	162,222
Jones Apparel Group Inc.	16,837	225,953
K-Swiss Inc. Class A	4,759	75,287
Liz Claiborne Inc.	18,278	331,746
Maidenform Brands Inc.(a)	4,236	68,920
NexCen Brands Inc.(a)	7,748	26,576
Nike Inc. Class B	67,752	4,607,136
Oxford Industries Inc.	2,837	63,918
Perry Ellis International Inc.(a)	2,093	45,690
Phillips-Van Heusen Corp.	10,634	403,241
Polo Ralph Lauren Corp.	11,562	673,949
Quiksilver Inc.(a)	22,925	224,894
SKECHERS U.S.A. Inc. Class A(a)	3,764	76,070
Steven Madden Ltd.(a)	3,784	64,820
Timberland Co. Class A(a)	8,708	119,561
True Religion Apparel Inc.(a)(b)	2,565	47,581
VF Corp.	16,879	1,308,291
Volcom Inc.(a)	2,696	54,486
Warnaco Group Inc. (The)(a)	8,791	346,717
Weyco Group Inc.	1,364	40,470
Wolverine World Wide Inc.	9,625	279,221

		13,322,199
AUTO MANUFACTURERS – 0.29%
Force Protection Inc.(a)	12,541	25,207
Ford Motor Co.(a)	404,066	2,311,258

General Motors Corp.	91,015	1,733,836
Oshkosh Corp.	14,097	511,439
PACCAR Inc.	70,902	3,190,590
Wabash National Corp.	5,626	50,578

		7,822,908
AUTO PARTS & EQUIPMENT – 0.35%
Accuride Corp.(a)	4,344	35,534
Aftermarket Technology Corp.(a)	4,021	78,168
American Axle & Manufacturing Holdings Inc.	8,241	168,940
Amerigon Inc. Class A(a)	3,978	58,874
ArvinMeritor Inc.	13,233	165,545
Autoliv Inc.	13,948	700,190
BorgWarner Inc.	21,841	939,818
Commercial Vehicle Group Inc.(a)	3,875	38,401
Cooper Tire & Rubber Co.	11,370	170,209
Exide Technologies Inc.(a)	13,973	183,046
Goodyear Tire & Rubber Co. (The)(a)	45,215	1,166,547
Hayes Lemmerz International Inc.(a)	19,933	55,613
Johnson Controls Inc.	112,608	3,806,150
Lear Corp.(a)	14,437	374,063
Miller Industries Inc.(a)	1,837	17,690
Modine Manufacturing Co.	5,983	86,694
Noble International Ltd.	2,165	13,531
Spartan Motors Inc.	5,940	50,252
Standard Motor Products Inc.	2,904	17,772
Superior Industries International Inc.	4,207	87,295
Tenneco Inc.(a)	8,941	249,812
Titan International Inc.	4,444	136,031
TRW Automotive Holdings Corp.(a)	7,827	182,917
Visteon Corp.(a)	23,935	89,996
WABCO Holdings Inc.	11,467	523,125

		9,396,213
BANKS – 4.99%
AMCORE Financial Inc.	4,257	86,630
AmericanWest Bancorporation	3,176	27,695
Ameris Bancorp	2,540	40,792
Associated Banc-Corp	24,234	645,351
BancFirst Corp.	1,471	67,342
Banco Latinoamericano de Exportaciones SA Class E	5,017	77,262
Bancorp Inc. (The)(a)	1,977	23,882
BancorpSouth Inc.	15,600	361,296
Bank Mutual Corp.	10,205	109,602
Bank of America Corp.	841,370	31,896,337
Bank of Hawaii Corp.	9,322	461,998
Bank of New York Mellon Corp. (The)	214,699	8,959,389
Bank of the Ozarks Inc.	2,256	53,918
Banner Corp.	2,800	64,512
BB&T Corp.	104,879	3,362,421
BOK Financial Corp.	4,296	224,380
Boston Private Financial Holdings Inc.	6,822	72,245
Capital City Bank Group Inc.(b)	2,345	68,005
Capital Corp of the West	1,830	14,677
Capitol Bancorp Ltd.	2,620	55,387
Cascade Bancorp(b)	4,137	39,550
Cass Information Systems Inc.	1,270	40,081
Cathay General Bancorp	9,440	195,691
Centennial Bank Holdings Inc.(a)	10,181	63,937
Center Financial Corp.	1,845	16,716
Central Pacific Financial Corp.	5,667	106,823
Chemical Financial Corp.	4,582	109,235
Citizens Republic Bancorp Inc.	15,957	198,346
City Bank	2,746	61,153
City Holding Co.	3,171	126,523
City National Corp.	7,674	379,556
CoBiz Financial Inc.	3,406	44,346

Colonial BancGroup Inc. (The)	29,800	286,974
Columbia Banking System Inc.	3,283	73,474
Comerica Inc.	29,342	1,029,317
Commerce Bancshares Inc.	13,698	575,727
Community Bancorp(a)	1,916	25,981
Community Bank System Inc.	5,544	136,161
Community Trust Bancorp Inc.	2,804	82,157
Corus Bankshares Inc.(b)	7,177	69,832
Cullen/Frost Bankers Inc.	11,245	596,435
CVB Financial Corp.	12,230	127,314
Discover Financial Services LLC	90,228	1,477,032
East West Bancorp Inc.	11,725	208,119
Enterprise Financial Services Corp.(b)	1,893	47,325
F.N.B. Corp. (Pennsylvania)	11,122	173,614
Fifth Third Bancorp	103,912	2,173,839
First Bancorp (North Carolina)	2,221	44,265
First BanCorp (Puerto Rico)	17,220	174,955
First Busey Corp. Class A(b)	5,998	126,678
First Charter Corp.	6,482	173,134
First Citizens BancShares Inc. Class A	1,157	161,228
First Commonwealth Financial Corp.	13,646	158,157
First Community Bancorp	4,765	127,940
First Community Bancshares Inc.	1,844	67,158
First Financial Bancorp	6,113	82,220
First Financial Bankshares Inc.(b)	3,833	157,076
First Financial Corp.	2,442	75,165
First Horizon National Corp.(b)	23,576	330,300
First Merchants Corp.	3,372	96,237
First Midwest Bancorp Inc.	9,466	262,871
First Regional Bancorp(a)	1,541	25,272
1st Source Corp.	2,828	59,529
First South Bancorp Inc.(b)	1,572	35,370
First State Bancorp	3,775	50,547
FirstMerit Corp.	15,308	316,263
Fremont General Corp.(a)(b)	12,527	6,263
Frontier Financial Corp.(b)	7,769	137,356
Fulton Financial Corp.	32,638	401,121
Glacier Bancorp Inc.	9,707	186,083
Great Southern Bancorp Inc.	1,913	29,862
Green Bancshares Inc.	2,155	38,122
Hancock Holding Co.	4,931	207,201
Hanmi Financial Corp.	7,442	54,996
Harleysville National Corp.	5,983	86,275
Heartland Financial USA Inc.	2,347	49,663
Heritage Commerce Corp.	2,625	48,116
Home Bancshares Inc.	2,119	44,224
Horizon Financial Corp.	2,262	31,238
Huntington Bancshares Inc.	68,653	738,020
IBERIABANK Corp.	2,139	94,651
Imperial Capital Bancorp Inc.	1,021	22,074
Independent Bank Corp. (Massachusetts)	2,612	77,185
Independent Bank Corp. (Michigan)	4,161	43,191
Integra Bank Corp.	3,836	62,143
International Bancshares Corp.	9,449	213,358
Irwin Financial Corp.	3,467	18,410
KeyCorp	74,979	1,645,789
K-Fed Bancorp	909	10,372
Lakeland Bancorp Inc.(b)	3,688	47,686
Lakeland Financial Corp.	2,250	50,962
M&T Bank Corp.	13,585	1,093,321
Macatawa Bank Corp.(b)	2,852	29,689
MainSource Financial Group Inc.	3,450	53,475
Marshall & Ilsley Corp.	48,865	1,133,668
MB Financial Inc.	6,735	207,303
Midwest Banc Holdings Inc.	4,403	56,270
Nara Bancorp Inc.	4,120	53,519
National City Corp.	109,040	1,084,948
National Penn Bancshares Inc.	14,973	272,359

NBT Bancorp Inc.	6,267	139,127
Northern Trust Corp.	41,446	2,754,916
Northfield Bancorp Inc.(a)	3,770	38,642
Old National Bancorp	12,249	220,482
Old Second Bancorp Inc.	2,424	64,381
Omega Financial Corp.	2,336	72,883
Oriental Financial Group Inc.	3,826	75,410
Pacific Capital Bancorp	8,672	186,448
Park National Corp.(b)	2,637	186,831
Peoples Bancorp Inc.	1,934	46,629
Pinnacle Financial Partners Inc.(a)	4,181	107,034
PNC Financial Services Group Inc. (The)	65,773	4,312,736
Popular Inc.	52,452	611,590
Preferred Bank	1,707	28,490
PrivateBancorp Inc.(b)	3,476	109,390
Prosperity Bancshares Inc.	6,552	187,780
Provident Bankshares Corp.	5,950	63,903
Regions Financial Corp.	133,288	2,632,438
Renasant Corp.	4,948	111,330
Republic Bancorp Inc. Class A	1,817	34,305
Royal Bancshares of Pennsylvania Inc. Class A	1,009	14,600
S&T Bancorp Inc.	4,580	147,339
Sandy Spring Bancorp Inc.	2,902	79,863
Santander BanCorp	811	8,199
SCBT Financial Corp.	2,061	69,662
Seacoast Banking Corp. of Florida(b)	2,732	29,915
Security Bank Corp.(b)	5,932	47,159
Sierra Bancorp(b)	1,397	30,189
Signature Bank(a)	5,465	139,357
Simmons First National Corp. Class A	2,598	77,239
South Financial Group Inc. (The)	15,332	227,834
Southside Bancshares Inc.(b)	3,045	73,293
Southwest Bancorp Inc.	2,629	46,034
State Street Corp.	75,348	5,952,492
Sterling Bancorp	3,438	53,392
Sterling Bancshares Inc.	13,723	136,407
Sterling Financial Corp. (Pennsylvania)(a)	4,920	85,854
Sterling Financial Corp. (Washington)	9,456	147,608
Suffolk Bancorp	1,845	58,450
Sun Bancorp Inc. (New Jersey)(a)	3,303	43,501
SunTrust Banks Inc.	67,425	3,717,814
Superior Bancorp(a)	8,506	42,275
Susquehanna Bancshares Inc.	15,905	323,985
SVB Financial Group(a)(b)	5,950	259,658
SY Bancorp Inc.	2,270	52,755
Synovus Financial Corp.	52,990	586,069
Taylor Capital Group Inc.	1,114	18,292
TCF Financial Corp.	24,255	434,650
Texas Capital Bancshares Inc.(a)	4,320	72,922
Tompkins Financial Corp.	1,207	59,384
TriCo Bancshares	2,578	44,625
TrustCo Bank Corp. NY	13,856	123,180
Trustmark Corp.	10,245	228,259
U.S. Bancorp	329,711	10,669,448
UCBH Holdings Inc.	19,023	147,618
UMB Financial Corp.	5,957	245,428
Umpqua Holdings Corp.	12,927	200,498
Union Bankshares Corp.	2,530	49,006
UnionBanCal Corp.	9,044	443,880
United Bancshares Inc.	7,338	195,558
United Community Banks Inc.	7,731	131,272
United Security Bancshares(b)	1,510	25,368
Univest Corp. of Pennsylvania	2,399	62,830
Valley National Bancorp	22,659	435,279
Virginia Commerce Bancorp Inc.(a)	3,167	36,357
W Holding Co. Inc.	21,077	25,082
Wachovia Corp.	377,303	10,187,181
Washington Trust Bancorp Inc.	2,104	52,221

Webster Financial Corp.	10,359	288,705
Wells Fargo & Co.	644,342	18,750,352
WesBanco Inc.	4,667	115,322
West Coast Bancorp	2,895	42,238
Westamerica Bancorporation	5,760	302,976
Western Alliance Bancorporation(a)(b)	3,061	39,364
Whitney Holding Corp.	12,928	320,485
Wilmington Trust Corp.	12,916	401,688
Wilshire Bancorp Inc.	3,241	24,761
Wintrust Financial Corp.	4,456	155,737
Zions Bancorporation	20,464	932,135

		135,689,446
BEVERAGES – 2.27%
Anheuser-Busch Companies Inc.	135,493	6,429,143
Boston Beer Co. Inc. Class A(a)	1,671	79,439
Brown-Forman Corp. Class B	14,778	978,599
Coca-Cola Bottling Co. Consolidated	1,237	76,224
Coca-Cola Co. (The)	437,873	26,653,330
Coca-Cola Enterprises Inc.	58,740	1,421,508
Constellation Brands Inc. Class A(a)	36,187	639,424
Farmer Brothers Co.	1,237	28,624
Green Mountain Coffee Roasters Inc.(a)	3,242	102,609
Hansen Natural Corp.(a)(b)	12,745	449,898
Jones Soda Co.(a)(b)	4,762	16,619
Molson Coors Brewing Co. Class B	22,166	1,165,267
National Beverage Corp.	1,881	14,427
Peet’s Coffee & Tea Inc.(a)	2,449	57,576
Pepsi Bottling Group Inc.	26,469	897,564
PepsiAmericas Inc.	11,192	285,732
PepsiCo Inc.	308,779	22,293,844

		61,589,827
BIOTECHNOLOGY – 1.38%
Abraxis BioScience Inc.(a)	1,157	68,356
Acorda Therapeutics Inc.(a)	5,921	106,282
Affymax Inc.(a)	787	11,097
Affymetrix Inc.(a)	13,011	226,522
Alexion Pharmaceuticals Inc.(a)	6,870	407,391
AMAG Pharmaceuticals Inc.(a)	3,114	125,899
American Oriental Bioengineering Inc.(a)	10,086	81,697
Amgen Inc.(a)	206,206	8,615,287
Arena Pharmaceuticals Inc.(a)(b)	13,353	91,335
ARIAD Pharmaceuticals Inc.(a)	12,657	42,654
ArQule Inc.(a)	7,700	32,956
Biogen Idec Inc.(a)	54,723	3,375,862
BioMimetic Therapeutics Inc.(a)	1,973	15,784
Bio-Rad Laboratories Inc. Class A(a)	3,547	315,506
Cambrex Corp.	5,293	36,680
Celera Group(a)	16,251	238,890
Celgene Corp.(a)	80,752	4,949,290
Cell Genesys Inc.(a)	13,447	31,600
Charles River Laboratories International Inc.(a)	12,636	744,766
CryoLife Inc.(a)	6,854	64,428
Cytokinetics Inc.(a)	6,011	19,957
Encysive Pharmaceuticals Inc.(a)	11,259	26,459
Enzo Biochem Inc.(a)	5,723	52,022
Enzon Pharmaceuticals Inc.(a)	8,131	74,887
Exelixis Inc.(a)	19,448	135,164
Genentech Inc.(a)	88,321	7,169,899
Genomic Health Inc.(a)	2,448	46,243
GenVec Inc.(a)	12,216	21,500
Genzyme Corp.(a)	50,167	3,739,448
Geron Corp.(a)	13,432	65,548
GTx Inc.(a)	3,113	50,057
Halozyme Therapeutics Inc.(a)	11,865	75,461
Human Genome Sciences Inc.(a)	25,662	151,149
Illumina Inc.(a)	10,063	763,782

Immunomedics Inc.(a)	10,704	30,078
Incyte Corp.(a)	15,481	162,705
Integra LifeSciences Holdings Corp.(a)(b)	3,313	144,016
InterMune Inc.(a)(b)	5,598	81,619
Invitrogen Corp.(a)(b)	8,859	757,179
Keryx Biopharmaceuticals Inc.(a)(b)	8,037	4,822
Kosan Biosciences Inc.(a)	7,840	12,309
LifeCell Corp.(a)	6,493	272,901
Martek Biosciences Corp.(a)	5,952	181,953
Maxygen Inc.(a)	4,502	29,083
Medivation Inc.(a)	3,970	56,493
Millennium Pharmaceuticals Inc.(a)	61,989	958,350
Millipore Corp.(a)	10,234	689,874
Molecular Insight Pharmaceuticals Inc.(a)	933	6,307
Momenta Pharmaceuticals Inc.(a)	4,372	47,786
Myriad Genetics Inc.(a)	8,130	327,558
Nanosphere Inc.(a)	1,367	11,838
Nektar Therapeutics(a)	16,898	117,272
Novacea Inc.(a)	1,213	3,275
Omrix Biopharmaceuticals Inc.(a)	2,728	38,192
Orexigen Therapeutics Inc.(a)	3,751	38,635
PDL BioPharma Inc.(a)	21,977	232,736
Protalix BioTherapeutics Inc.(a)	451	1,186
Regeneron Pharmaceuticals Inc.(a)	11,804	226,519
RTI Biologics Inc.(a)	8,544	80,741
Savient Pharmaceuticals Inc.(a)	9,785	195,700
Seattle Genetics Inc.(a)	10,962	99,754
SuperGen Inc.(a)	9,837	24,691
Telik Inc.(a)(b)	9,664	23,580
Tercica Inc.(a)	6,110	35,010
Vertex Pharmaceuticals Inc.(a)	27,383	654,180
XOMA Ltd.(a)	24,280	62,885

		37,583,085
BUILDING MATERIALS – 0.25%
AAON Inc.	2,594	51,958
Apogee Enterprises Inc.	5,316	81,866
Armstrong World Industries Inc.	3,584	127,805
Builders FirstSource Inc.(a)(b)	2,817	20,451
China Architectural Engineering Inc.(a)(b)	951	5,183
Comfort Systems USA Inc.	7,543	98,134
Drew Industries Inc.(a)	3,340	81,696
Eagle Materials Inc.	8,566	304,521
Interline Brands Inc.(a)	5,104	94,679
Lennox International Inc.	9,836	353,801
LSI Industries Inc.	3,379	44,637
Martin Marietta Materials Inc.(b)	8,025	852,014
Masco Corp.	71,432	1,416,497
NCI Building Systems Inc.(a)	3,722	90,072
Owens Corning(a)(b)	20,745	376,107
PGT Inc.(a)	1,916	5,250
Simpson Manufacturing Co. Inc.(b)	7,048	191,565
Texas Industries Inc.	5,167	310,588
Trane Inc.	34,156	1,567,760
Trex Co. Inc.(a)(b)	2,205	17,375
U.S. Concrete Inc.(a)	6,264	23,803
Universal Forest Products Inc.	3,083	99,273
USG Corp.(a)(b)	15,025	553,220

		6,768,255
CHEMICALS – 1.77%
A. Schulman Inc.	4,971	102,055
Air Products and Chemicals Inc.	41,150	3,785,800
Airgas Inc.	14,729	669,728
Albemarle Corp.	14,934	545,390
American Vanguard Corp.	3,349	55,727
Arch Chemicals Inc.	4,487	167,186
Ashland Inc.	10,496	496,461

Balchem Corp.	3,282	75,223
Cabot Corp.	12,767	357,476
Celanese Corp. Class A	23,955	935,443
CF Industries Holdings Inc.	10,495	1,087,492
Chemtura Corp.	45,597	334,682
Cytec Industries Inc.	7,914	426,169
Dow Chemical Co. (The)	180,867	6,664,949
E.I. du Pont de Nemours and Co.	175,240	8,194,222
Eastman Chemical Co.	15,116	943,994
Ecolab Inc.	32,930	1,430,150
Ferro Corp.	8,004	118,939
FMC Corp.	14,511	805,215
Georgia Gulf Corp.	6,339	43,929
H.B. Fuller Co.	11,529	235,307
Hercules Inc.	22,007	402,508
Huntsman Corp.	18,078	425,737
Innophos Holdings Inc.	3,839	61,770
Innospec Inc.	4,432	93,958
International Flavors & Fragrances Inc.	15,495	682,555
Kronos Worldwide Inc.	435	10,505
Landec Corp.(a)	3,998	33,703
Lubrizol Corp.	13,077	725,904
Minerals Technologies Inc.	3,918	246,050
Mosaic Co. (The)(a)	29,482	3,024,853
NewMarket Corp.	2,818	212,618
NL Industries Inc.	1,314	14,349
Olin Corp.	14,135	279,308
OM Group Inc.(a)	5,679	309,733
PolyOne Corp.(a)	17,145	109,214
PPG Industries Inc.	30,996	1,875,568
Praxair Inc.	60,475	5,093,809
Rockwood Holdings Inc.(a)	6,463	211,793
Rohm and Haas Co.	26,108	1,411,921
RPM International Inc.	22,783	477,076
Sensient Technologies Corp.	9,096	268,241
ShengdaTech Inc.(a)	5,283	44,905
Sherwin-Williams Co. (The)	19,583	999,516
Sigma-Aldrich Corp.	24,850	1,482,302
Spartech Corp.	5,899	49,847
Stepan Co.	1,137	43,468
Symyx Technologies Inc.(a)	6,119	45,892
Terra Industries Inc.(a)	17,500	621,775
Tronox Inc. Class B	7,637	29,784
UAP Holding Corp.	9,373	359,361
Valhi Inc.	1,237	28,933
Valspar Corp. (The)	19,336	383,626
W.R. Grace & Co.(a)	13,290	303,278
Westlake Chemical Corp.	3,536	46,145
Zep Inc.	4,017	65,156
Zoltek Companies Inc.(a)(b)	4,576	121,356

		48,072,054
COAL – 0.29%
Alpha Natural Resources Inc.(a)	12,435	540,176
Arch Coal Inc.	26,884	1,169,454
CONSOL Energy Inc.	34,398	2,379,998
Foundation Coal Holdings Inc.	8,567	431,177
International Coal Group Inc.(a)(b)	23,423	148,736
Massey Energy Co.	15,356	560,494
Patriot Coal Corp.(a)	4,954	232,689
Peabody Energy Corp.	50,097	2,554,947

		8,017,671
COMMERCIAL SERVICES – 1.49%
Aaron Rents Inc.	8,520	183,521
ABM Industries Inc.	7,990	179,296
Accenture Ltd.	112,854	3,969,075
Administaff Inc.	4,312	101,806

Advance America Cash Advance Centers Inc.	12,309	92,933
Advisory Board Co. (The)(a)	3,480	191,191
Albany Molecular Research Inc.(a)	4,773	57,944
Alliance Data Systems Corp.(a)	14,903	708,042
American Public Education Inc.(a)	989	30,036
AMN Healthcare Services Inc.(a)	6,395	98,611
Apollo Group Inc. Class A(a)	27,691	1,196,251
Arbitron Inc.	5,716	246,703
Arrowhead Research Corp.(a)	6,237	17,651
Avis Budget Group Inc.(a)	19,293	204,892
Bankrate Inc.(a)(b)	2,073	103,422
Barrett Business Services Inc.	1,369	23,451
BearingPoint Inc.(a)	37,169	62,444
Bowne & Co. Inc.	5,088	77,592
Bright Horizons Family Solutions Inc.(a)	5,047	217,223
Capella Education Co.(a)	1,977	107,944
Career Education Corp.(a)(b)	17,844	226,976
CBIZ Inc.(a)	8,754	71,082
CDI Corp.	2,386	59,769
Cenveo Inc.(a)	9,895	103,502
Chemed Corp.	4,490	189,478
ChoicePoint Inc.(a)	12,877	612,945
Clayton Holdings Inc.(a)	2,213	10,268
Coinstar Inc.(a)	5,130	144,358
Compass Diversified Holdings	3,872	50,917
Consolidated Graphics Inc.(a)	1,928	108,064
Convergys Corp.(a)	24,184	364,211
Corinthian Colleges Inc.(a)	15,981	115,543
Cornell Companies Inc.(a)	1,955	43,909
Corporate Executive Board Co. (The)	6,860	277,693
Corrections Corp. of America(a)	23,036	633,951
CorVel Corp.(a)	1,403	42,918
CoStar Group Inc.(a)(b)	4,119	177,117
CPI Corp.	966	16,683
CRA International Inc.(a)	2,158	69,358
Cross Country Healthcare Inc.(a)	5,917	73,193
Deluxe Corp.	9,576	183,955
DeVry Inc.	11,286	472,206
Diamond Management & Technology Consultants Inc.	5,212	33,617
Dollar Financial Corp.(a)	2,962	68,126
Dollar Thrifty Automotive Group Inc.(a)	4,372	59,634
DynCorp International Inc.(a)	4,672	77,929
Electro Rent Corp.	3,258	49,359
Emergency Medical Services Corp. Class A(a)	1,720	42,467
Equifax Inc.	25,142	866,896
Euronet Worldwide Inc.(a)	8,770	168,910
ExlService Holdings Inc.(a)	4,163	95,582
Exponent Inc.(a)	2,733	89,752
First Advantage Corp. Class A(a)	1,368	28,988
Forrester Research Inc.(a)	2,784	73,999
FTI Consulting Inc.(a)	8,859	629,343
Gartner Inc.(a)	13,109	253,528
Genpact Ltd.(a)	6,546	80,188
GEO Group Inc. (The)(a)	9,726	276,607
Gevity HR Inc.	4,513	39,083
Global Cash Access Inc.(a)	8,152	47,771
Great Lakes Dredge & Dock Corp.	2,615	13,520
H&E Equipment Services Inc.(a)	3,273	41,142
H&R Block Inc.	61,120	1,268,851
Healthcare Services Group Inc.	7,703	158,990
HealthSpring Inc.(a)	8,823	124,228
Heartland Payment Systems Inc.	3,014	69,352
Heidrick & Struggles International Inc.	3,311	107,707
Hertz Global Holdings Inc.(a)	60,800	733,248
Hewitt Associates Inc. Class A(a)	16,838	669,647
HMS Holdings Corp.(a)	4,705	134,328
Hudson Highland Group Inc.(a)	4,585	38,835

Huron Consulting Group Inc.(a)	3,557	147,793
ICT Group Inc.(a)	1,496	15,095
Integrated Electrical Services Inc.(a)	2,536	39,841
Interactive Data Corp.	6,659	189,582
Iron Mountain Inc.(a)	33,263	879,474
ITT Educational Services Inc.(a)	7,680	352,742
Jackson Hewitt Tax Service Inc.	5,604	64,278
Kelly Services Inc. Class A	4,295	88,305
Kendle International Inc.(a)	2,346	105,382
Kenexa Corp.(a)	4,914	90,811
Kforce Inc.(a)	5,979	52,854
Korn/Ferry International(a)	8,847	149,514
Landauer Inc.	1,701	85,628
LECG Corp.(a)	4,586	42,925
Lincoln Educational Services Corp.(a)	868	10,416
Live Nation Inc.(a)	13,666	165,769
Manpower Inc.	15,101	849,582
MAXIMUS Inc.	4,027	147,831
McGrath RentCorp	4,683	112,907
McKesson Corp.	56,118	2,938,900
Michael Baker Corp.(a)	1,329	29,849
Midas Inc.(a)	2,721	46,774
Monro Muffler Brake Inc.	3,501	59,167
Monster Worldwide Inc.(a)(b)	23,725	574,382
Moody’s Corp.	40,554	1,412,496
Morningstar Inc.(a)	2,678	164,295
MPS Group Inc.(a)	18,942	223,894
Multi-Color Corp.	1,523	34,054
Navigant Consulting Inc.(a)	9,148	173,629
Net 1 UEPS Technologies Inc.(a)	8,011	180,648
Odyssey Marine Exploration Inc.(a)	7,570	40,802
On Assignment Inc.(a)	6,479	41,142
PAREXEL International Corp.(a)	10,626	277,339
PeopleSupport Inc.(a)	4,345	39,626
Pharmaceutical Product Development Inc.	19,624	822,246
PharmaNet Development Group Inc.(a)	3,437	86,716
PHH Corp.(a)	9,862	171,895
Premier Exhibitions Inc.(a)	5,382	32,507
Pre-Paid Legal Services Inc.(a)	1,666	70,655
Protection One Inc.(a)	1,198	11,489
Providence Service Corp. (The)(a)	2,946	88,380
QC Holdings Inc.	1,461	13,222
Quanta Services Inc.(a)	31,267	724,456
R.R. Donnelley & Sons Co.	41,415	1,255,289
Rent-A-Center Inc.(a)	13,614	249,817
Resources Connection Inc.	9,032	161,402
Robert Half International Inc.	27,816	715,984
Rollins Inc.	7,856	138,973
RSC Holdings Inc.(a)	3,848	41,943
SAIC Inc.(a)	31,284	581,570
Senomyx Inc.(a)	5,588	32,969
Service Corp. International	50,862	515,741
Sotheby’s Holdings Inc. Class A	12,378	357,848
Source Interlink Companies Inc.(a)(b)	6,338	12,042
Spherion Corp.(a)	10,389	63,581
Standard Parking Corp.(a)	1,863	39,048
Steiner Leisure Ltd.(a)	3,155	104,115
Stewart Enterprises Inc. Class A	17,385	111,612
Strayer Education Inc.	2,739	417,697
SuccessFactors Inc.(a)	2,024	19,754
Team Inc.(a)	2,922	79,771
TeleTech Holdings Inc.(a)	7,702	172,987
TNS Inc.(a)	4,468	92,220
TrueBlue Inc.(a)	8,558	115,020
United Rentals Inc.(a)	15,934	300,197
Universal Technical Institute Inc.(a)	4,339	50,896
Valassis Communications Inc.(a)	8,834	95,849
Viad Corp.	3,954	142,384

VistaPrint Ltd.(a)(b)	8,170	285,541
Volt Information Sciences Inc.(a)	2,608	44,232
Watson Wyatt Worldwide Inc.	8,093	459,278
Weight Watchers International Inc.	6,733	311,940
Western Union Co.	147,007	3,126,839
Wright Express Corp.(a)	7,612	233,917

		40,439,499
COMPUTERS – 4.14%
Affiliated Computer Services Inc. Class A(a)	17,520	877,927
Agilysys Inc.	5,686	65,958
Ansoft Corp.(a)	3,143	95,924
Apple Inc.(a)	164,008	23,535,148
Brocade Communications Systems Inc.(a)	71,533	522,191
CACI International Inc. Class A(a)	5,919	269,610
Cadence Design Systems Inc.(a)	52,281	558,361
CIBER Inc.(a)	10,010	49,049
Cognizant Technology Solutions Corp.(a)	54,431	1,569,246
Compellent Technologies Inc.(a)	1,242	15,525
Computer Sciences Corp.(a)	30,966	1,263,103
COMSYS IT Partners Inc.(a)	3,163	26,759
Comtech Group Inc.(a)	3,624	39,103
Cray Inc.(a)	5,992	35,712
Data Domain Inc.(a)(b)	1,586	37,747
Dell Inc.(a)	431,078	8,587,074
Diebold Inc.	12,357	464,005
DST Systems Inc.(a)(b)	8,735	574,239
Echelon Corp.(a)(b)	5,513	74,425
Electronic Data Systems Corp.	96,183	1,601,447
Electronics For Imaging Inc.(a)	10,470	156,212
EMC Corp.(a)	398,254	5,710,962
FactSet Research Systems Inc.	8,061	434,246
Hewlett-Packard Co.	467,539	21,347,831
Hutchinson Technology Inc.(a)	4,794	76,273
iGATE Corp.(a)	4,020	28,622
IHS Inc. Class A(a)	6,328	406,954
Imation Corp.	6,489	147,560
Immersion Corp.(a)	5,478	38,949
Integral Systems Inc.	2,046	59,805
International Business Machines Corp.	258,971	29,817,921
Intervoice Inc.(a)	7,162	57,010
Isilon Systems Inc.(a)	1,573	7,676
Jack Henry & Associates Inc.	14,893	367,410
Lexmark International Inc. Class A(a)	17,752	545,341
Limelight Networks Inc.(a)	3,428	11,107
LivePerson Inc.(a)	6,728	20,857
Magma Design Automation Inc.(a)	7,836	74,991
Manhattan Associates Inc.(a)	4,971	113,985
Mentor Graphics Corp.(a)	16,657	147,081
Mercury Computer Systems Inc.(a)	4,092	22,997
MICROS Systems Inc.(a)	15,352	516,748
MTS Systems Corp.	3,262	105,232
NCR Corp.(a)	33,726	769,965
Ness Technologies Inc.(a)	6,292	59,711
NetApp Inc.(a)	65,124	1,305,736
Netezza Corp.(a)	1,889	17,889
On2 Technologies Inc.(a)(b)	30,573	31,184
Palm Inc.(b)	19,586	97,930
Perot Systems Corp. Class A(a)	16,088	241,964
Quantum Corp.(a)	36,129	77,316
Rackable Systems Inc.(a)	5,284	48,190
Radiant Systems Inc.(a)	4,836	67,559
RadiSys Corp.(a)	4,042	40,784
Rimage Corp.(a)	1,855	40,624
Riverbed Technology Inc.(a)	3,608	53,615
SanDisk Corp.(a)	42,952	969,427
Seagate Technology	102,631	2,149,093
SI International Inc.(a)	2,423	46,497

Sigma Designs Inc.(a)(b)	5,531	125,388
Silicon Graphics Inc.(a)	1,196	14,185
Silicon Storage Technology Inc.(a)	16,805	44,029
SMART Modular Technologies (WWH) Inc.(a)	9,242	57,393
SRA International Inc. Class A(a)	7,608	184,950
STEC Inc.(a)	5,972	36,967
Stratasys Inc.(a)	3,808	67,782
Sun Microsystems Inc.(a)	151,372	2,350,807
Super Micro Computer Inc.(a)	1,708	14,262
Sykes Enterprises Inc.(a)	6,017	105,839
Synaptics Inc.(a)	4,914	117,346
Synopsys Inc.(a)	28,209	640,626
Syntel Inc.	2,326	61,988
Teradata Corp.(a)	34,180	754,011
3D Systems Corp.(a)(b)	3,267	47,992
3PAR Inc.(a)	1,405	9,498
Tyler Technologies Inc.(a)	7,181	100,390
Unisys Corp.(a)	65,609	290,648
Virtusa Corp.(a)	812	7,925
Western Digital Corp.(a)	42,078	1,137,789

		112,665,622
COSMETICS & PERSONAL CARE – 2.01%
Alberto-Culver Co.	15,846	434,339
Avon Products Inc.	83,497	3,301,471
Bare Escentuals Inc.(a)(b)	7,168	167,875
Chattem Inc.(a)	3,134	207,910
Colgate-Palmolive Co.	97,073	7,562,957
Elizabeth Arden Inc.(a)	4,501	89,795
Estee Lauder Companies Inc. (The) Class A	20,597	944,372
Inter Parfums Inc.	1,590	35,107
Procter & Gamble Co. (The)	596,989	41,831,019
Revlon Inc. Class A(a)	36,254	35,166

		54,610,011
DISTRIBUTION & WHOLESALE – 0.25%
Beacon Roofing Supply Inc.(a)(b)	8,230	82,300
BlueLinx Holdings Inc.	2,123	10,806
BMP Sunstone Corp.(a)(b)	5,853	44,834
Brightpoint Inc.(a)	9,379	78,408
Building Materials Holding Corp.(b)	5,411	23,700
Central European Distribution Corp.(a)	6,720	391,037
Core-Mark Holding Co. Inc.(a)	1,697	48,772
Fastenal Co.	23,817	1,093,915
Genuine Parts Co.	32,914	1,323,801
Houston Wire & Cable Co.(b)	3,109	49,806
Ingram Micro Inc. Class A(a)	27,279	431,827
LKQ Corp.(a)	22,120	497,036
MWI Veterinary Supply Inc.(a)	1,574	55,499
NuCO2 Inc.(a)	2,831	78,617
Owens & Minor Inc.	7,667	301,620
Pool Corp.(b)	9,085	171,616
ScanSource Inc.(a)(b)	4,740	171,541
Tech Data Corp.(a)	10,421	341,809
United Stationers Inc.(a)	4,461	212,790
W.W. Grainger Inc.	12,789	976,952
Watsco Inc.	4,219	174,751
WESCO International Inc.(a)	7,938	289,658

		6,851,095
DIVERSIFIED FINANCIAL SERVICES – 5.30%
Advanta Corp. Class B	6,827	47,994
Affiliated Managers Group Inc.(a)	6,969	632,367
American Express Co.	196,342	8,584,072
AmeriCredit Corp.(a)(b)	22,251	224,068
Ameriprise Financial Inc.	44,369	2,300,533
Ampal-American Israel Corp. Class A(a)	3,258	20,851
Asset Acceptance Capital Corp.	3,129	30,132

Asta Funding Inc.	2,072	28,863
Bear Stearns Companies Inc. (The)(b)	22,507	236,098
BlackRock Inc.	12,161	2,483,033
Calamos Asset Management Inc. Class A	4,301	70,020
Capital One Financial Corp.	74,382	3,661,082
Centerline Holding Co.(b)	9,391	38,127
Charles Schwab Corp. (The)	177,320	3,338,936
CIT Group Inc.	36,454	431,980
Citigroup Inc.	987,290	21,147,752
CME Group Inc.	10,376	4,867,382
Cohen & Steers Inc.	3,258	86,304
CompuCredit Corp.(a)(b)	3,755	33,307
Countrywide Financial Corp.	111,393	612,661
Cowen Group Inc.(a)	2,915	20,667
Credit Acceptance Corp.(a)	950	14,753
Duff & Phelps Corp. Class A(a)	1,758	31,626
E*TRADE Financial Corp.(a)(b)	85,299	329,254
Eaton Vance Corp.	19,588	597,630
Encore Capital Group Inc.(a)	2,966	20,169
Epoch Holding Corp.	1,608	19,264
eSpeed Inc.(a)	3,590	41,859
Evercore Partners Inc. Class A	1,621	28,773
FBR Capital Markets Corp.(a)	5,756	38,853
FCStone Group Inc.(a)	1,645	45,566
Federal Agricultural Mortgage Corp.	1,896	49,486
Federal Home Loan Mortgage Corp.	125,709	3,182,952
Federal National Mortgage Association	184,761	4,862,910
Federated Investors Inc. Class B	16,326	639,326
Financial Federal Corp.	4,959	108,156
First Marblehead Corp. (The)	11,536	86,059
Franklin Resources Inc.	31,353	3,040,927
Friedman, Billings, Ramsey Group Inc. Class A	29,708	50,504
GAMCO Investors Inc. Class A	1,026	51,669
GFI Group Inc.	3,074	176,140
GLG Partners Inc.(a)(b)	7,680	91,162
Goldman Sachs Group Inc. (The)	77,433	12,806,644
Greenhill & Co. Inc.(b)	3,510	244,156
IndyMac Bancorp Inc.(b)	15,172	75,253
Interactive Brokers Group Inc.(a)	7,729	198,403
IntercontinentalExchange Inc.(a)	13,272	1,731,996
Invesco Ltd.	79,264	1,930,871
Investment Technology Group Inc.(a)	8,467	391,006
Janus Capital Group Inc.	31,533	733,773
Jefferies Group Inc.	23,529	379,523
JPMorgan Chase & Co.	647,832	27,824,384
KBW Inc.(a)(b)	5,388	118,805
Knight Capital Group Inc. Class A(a)	19,186	311,581
LaBranche & Co. Inc.(a)	9,798	42,621
Landenburg Thalmann Financial Services Inc.(a)	18,062	33,776
Lazard Ltd. Class A	9,765	373,023
Legg Mason Inc.	24,818	1,389,312
Lehman Brothers Holdings Inc.	101,295	3,812,744
MarketAxess Holdings Inc.(a)	5,724	56,897
Merrill Lynch & Co. Inc.	183,813	7,488,542
MF Global Ltd.(a)	18,377	182,116
Morgan Stanley	199,826	9,132,048
NASDAQ OMX Group Inc. (The)(a)	26,474	1,023,485
National Financial Partners Corp.	7,118	159,941
Nelnet Inc. Class A	3,258	38,281
NewStar Financial Inc.(a)	2,539	13,152
NYMEX Holdings Inc.	17,381	1,575,240
NYSE Euronext Inc.	50,183	3,096,793
Ocwen Financial Corp.(a)	6,551	29,086
optionsXpress Holdings Inc.	8,058	166,881
Penson Worldwide Inc.(a)	2,676	24,699
Piper Jaffray Companies(a)	3,479	118,147
Portfolio Recovery Associates Inc.(b)	2,952	126,611
Pzena Investment Management Inc.	1,146	12,973

Raymond James Financial Inc.	17,679	406,263
Sanders Morris Harris Group Inc.	3,423	27,932
SLM Corp.(a)	88,745	1,362,236
Stifel Financial Corp.(a)	2,754	123,655
Student Loan Corp. (The)	738	72,988
SWS Group Inc.	4,111	50,278
T. Rowe Price Group Inc.	50,281	2,514,050
TD Ameritrade Holding Corp.(a)	46,926	774,748
Thomas Weisel Partners Group Inc.(a)	3,968	26,268
TradeStation Group Inc.(a)	5,302	45,173
U.S. Global Investors Inc. Class A	2,179	29,504
W.P. Stewart & Co. Ltd.	4,037	7,832
Waddell & Reed Financial Inc. Class A	15,832	508,682
World Acceptance Corp.(a)	3,471	110,551

		144,106,190
ELECTRIC – 3.33%
AES Corp. (The)(a)	126,021	2,100,770
Allegheny Energy Inc.	31,241	1,577,670
ALLETE Inc.	5,378	207,698
Alliant Energy Corp.	21,461	751,350
Ameren Corp.	39,166	1,724,871
American Electric Power Co. Inc.	75,782	3,154,805
Aquila Inc.(a)	71,681	230,096
Avista Corp.	9,719	190,104
Black Hills Corp.	7,167	256,435
CenterPoint Energy Inc.	60,295	860,410
Central Vermont Public Service Corp.	1,871	44,717
CH Energy Group Inc.	2,907	113,082
Cleco Corp.	11,374	252,275
CMS Energy Corp.	42,021	568,964
Consolidated Edison Inc.	51,649	2,050,465
Constellation Energy Group Inc.	34,112	3,011,066
Dominion Resources Inc.	110,712	4,521,478
DPL Inc.	21,321	546,670
DTE Energy Co.	31,059	1,207,885
Duke Energy Corp.	239,538	4,275,753
Dynegy Inc. Class A(a)	63,440	500,542
Edison International	61,933	3,035,956
El Paso Electric Co.(a)	8,438	180,320
Empire District Electric Co. (The)	6,236	126,279
Energy East Corp.	29,893	721,019
EnerNOC Inc.(a)	689	7,855
Entergy Corp.	37,425	4,082,319
Exelon Corp.	127,288	10,344,696
FirstEnergy Corp.	57,909	3,973,716
FPL Group Inc.	77,204	4,843,779
Great Plains Energy Inc.	16,233	400,143
Hawaiian Electric Industries Inc.	15,567	371,584
IDACORP Inc.	8,421	270,398
Integrys Energy Group Inc.	14,356	669,564
ITC Holdings Corp.	9,145	476,089
MDU Resources Group Inc.	34,260	841,083
MGE Energy Inc.	4,802	163,556
Mirant Corp.(a)	40,528	1,474,814
Northeast Utilities	29,186	716,224
NorthWestern Corp.	7,998	194,911
NRG Energy Inc.(a)	45,676	1,780,907
NSTAR	20,359	619,524
OGE Energy Corp.	18,028	561,933
Ormat Technologies Inc.	2,681	115,310
Otter Tail Corp.	6,202	219,489
Pepco Holdings Inc.	36,401	899,833
PG&E Corp.	66,391	2,444,517
Pike Electric Corp.(a)	3,268	45,523
Pinnacle West Capital Corp.	19,012	666,941
PNM Resources Inc.	14,547	181,401
Portland General Electric Co.	5,622	126,776

PPL Corp.	73,317	3,366,717
Progress Energy Inc.	49,286	2,055,226
Public Service Enterprise Group Inc.	95,904	3,854,382
Puget Energy Inc.	24,436	632,159
Reliant Energy Inc.(a)	64,598	1,527,743
SCANA Corp.	22,634	827,952
Sierra Pacific Resources Corp.	45,197	570,838
Southern Co. (The)	142,800	5,085,108
TECO Energy Inc.	39,324	627,218
UIL Holdings Corp.	4,591	138,327
UniSource Energy Corp.	6,505	144,801
Westar Energy Inc.	18,722	426,300
Wisconsin Energy Corp.	21,990	967,340
Xcel Energy Inc.	77,312	1,542,374

		90,470,050
ELECTRICAL COMPONENTS & EQUIPMENT – 0.49%
Advanced Energy Industries Inc.(a)	6,608	87,622
American Superconductor Corp.(a)(b)	7,565	175,432
AMETEK Inc.	20,159	885,182
Belden Inc.	8,484	299,655
Coleman Cable Inc.(a)	1,550	17,050
Emerson Electric Co.	150,866	7,763,564
Encore Wire Corp.(b)	4,306	78,412
Energizer Holdings Inc.(a)	10,606	959,631
Energy Conversion Devices Inc.(a)(b)	7,305	218,419
EnerSys Inc.(a)	3,875	92,690
General Cable Corp.(a)(b)	9,972	589,046
GrafTech International Ltd.(a)	19,735	319,904
Greatbatch Inc.(a)	4,112	75,702
Hubbell Inc. Class B	11,221	490,245
Insteel Industries Inc.	3,365	39,135
Littelfuse Inc.(a)	4,845	169,430
Medis Technologies Ltd.(a)(b)	4,219	38,266
Molex Inc.	26,166	606,005
Powell Industries Inc.(a)	1,487	58,543
Power-One Inc.(a)	12,946	41,557
Superior Essex Inc.(a)	3,770	106,012
Universal Display Corp.(a)	5,233	74,937
Vicor Corp.	3,587	42,829

		13,229,268
ELECTRONICS – 0.98%
Agilent Technologies Inc.(a)	70,211	2,094,394
American Science and Engineering Inc.	1,699	92,714
Amphenol Corp. Class A	33,717	1,255,958
Analogic Corp.	2,566	170,742
Applied Biosystems Group	32,000	1,051,520
Applied Energetics Inc.(a)	5,886	9,771
Arrow Electronics Inc.(a)	23,416	787,948
Avnet Inc.(a)	28,064	918,535
AVX Corp.	9,279	118,864
Badger Meter Inc.	2,617	113,054
Bel Fuse Inc. Class B	2,193	61,097
Benchmark Electronics Inc.(a)	13,948	250,367
Brady Corp. Class A	9,572	319,992
Checkpoint Systems Inc.(a)	7,274	195,307
Cogent Inc.(a)	8,032	75,742
CTS Corp.	6,621	70,845
Cubic Corp.	2,867	81,509
Cymer Inc.(a)(b)	6,014	156,605
Daktronics Inc.(b)	5,864	105,024
Dionex Corp.(a)(b)	3,623	278,935
Dolby Laboratories Inc. Class A(a)	7,514	272,458
Eagle Test Systems Inc.(a)	2,263	23,761
Electro Scientific Industries Inc.(a)	6,917	113,992
Excel Technology Inc.(a)	2,245	60,525
FARO Technologies Inc.(a)	3,024	94,288

FEI Co.(a)	7,522	164,205
FLIR Systems Inc.(a)(b)	25,159	757,034
Garmin Ltd.	21,859	1,180,605
Gentex Corp.	26,818	459,929
ICx Technologies Inc.(a)	928	4,176
II-VI Inc.(a)	4,371	166,011
Itron Inc.(a)	5,635	508,446
Jabil Circuit Inc.	34,352	324,970
KEMET Corp.(a)(b)	15,474	62,515
L-1 Identity Solutions Inc.(a)	12,829	170,626
LoJack Corp.(a)	3,452	43,633
Measurement Specialties Inc.(a)	2,625	45,859
Methode Electronics Inc.	6,809	79,597
Mettler-Toledo International Inc.(a)	6,699	650,607
Multi-Fineline Electronix Inc.(a)	1,551	29,112
National Instruments Corp.	10,885	284,534
OSI Systems Inc.(a)	2,791	64,249
OYO Geospace Corp.(a)	733	33,293
Park Electrochemical Corp.	3,728	96,369
PerkinElmer Inc.	22,426	543,831
Plexus Corp.(a)	8,542	239,603
Rofin-Sinar Technologies Inc.(a)	5,732	257,367
Rogers Corp.(a)	3,250	108,582
Sanmina-SCI Corp.(a)	97,692	158,261
Sonic Solutions Inc.(a)	4,115	39,710
Stoneridge Inc.(a)	2,611	35,118
Taser International Inc.(a)(b)	11,445	107,583
Technitrol Inc.	7,795	180,298
Thermo Fisher Scientific Inc.(a)	80,236	4,560,614
Thomas & Betts Corp.(a)	10,897	396,324
Trimble Navigation Ltd.(a)	22,531	644,161
TTM Technologies Inc.(a)	7,776	88,024
Tyco Electronics Ltd.	93,691	3,215,475
Varian Inc.(a)	5,799	335,878
Vishay Intertechnology Inc.(a)	34,828	315,542
Waters Corp.(a)	19,043	1,060,695
Watts Water Technologies Inc. Class A	5,795	162,434
Woodward Governor Co.	11,348	303,219
X-Rite Inc.(a)	5,298	31,629
Zygo Corp.(a)	3,017	37,531

		26,721,596
ENERGY - ALTERNATE SOURCES – 0.12%
Aventine Renewable Energy Holdings Inc.(a)	5,544	28,829
Clean Energy Fuels Corp.(a)	1,834	24,502
Comverge Inc.(a)(b)	1,016	10,495
Covanta Holding Corp.(a)	22,576	620,840
Evergreen Energy Inc.(a)(b)	15,417	23,742
Evergreen Solar Inc.(a)	20,845	193,233
First Solar Inc.(a)	6,831	1,578,917
FuelCell Energy Inc.(a)	12,216	81,236
Headwaters Inc.(a)	7,270	95,891
MGP Ingredients Inc.	1,816	12,694
Nova Biosource Fuels Inc.(a)(b)	5,782	8,731
Pacific Ethanol Inc.(a)(b)	6,562	28,873
SunPower Corp. Class A(a)(b)	4,700	350,197
US BioEnergy Corp.(a)	2,131	12,573
VeraSun Energy Corp.(a)(b)	7,374	54,199
Verenium Corp.(a)(b)	7,760	27,315

		3,152,267
ENGINEERING & CONSTRUCTION – 0.41%
AECOM Technology Corp.(a)	8,136	211,617
Dycom Industries Inc.(a)	7,519	90,303
EMCOR Group Inc.(a)	12,024	267,053
ENGlobal Corp.(a)	3,090	26,419
Fluor Corp.	16,697	2,356,949
Foster Wheeler Ltd.(a)	26,955	1,526,192

Granite Construction Inc.	6,647	217,423
Insituform Technologies Inc. Class A(a)	5,030	69,565
Jacobs Engineering Group Inc.(a)	22,521	1,657,320
KBR Inc.	31,750	880,427
Layne Christensen Co.(a)	3,116	109,122
McDermott International Inc.(a)	42,413	2,325,081
Perini Corp.(a)	5,081	184,085
Shaw Group Inc. (The)(a)	15,217	717,329
Stanley Inc.(a)	1,475	43,453
URS Corp.(a)	16,097	526,211

		11,208,549
ENTERTAINMENT – 0.21%
Bally Technologies Inc.(a)	10,073	345,907
Bluegreen Corp.(a)	3,874	25,956
Carmike Cinemas Inc.	2,329	23,942
Churchill Downs Inc.	1,750	82,670
Cinemark Holdings Inc.	5,166	66,073
Dover Downs Gaming & Entertainment Inc.	2,883	24,534
DreamWorks Animation SKG Inc. Class A(a)	11,554	297,862
Great Wolf Resorts Inc.(a)	5,655	36,079
International Game Technology Inc.	59,583	2,395,832
International Speedway Corp. Class A	6,644	273,733
Isle of Capri Casinos Inc.(a)	2,965	21,200
Lakes Entertainment Inc.(a)	3,277	14,484
Macrovision Corp.(a)	10,179	137,416
Magna Entertainment Corp. Class A(a)	7,431	2,527
National CineMedia Inc.	7,741	174,018
Penn National Gaming Inc.(a)	13,921	608,765
Pinnacle Entertainment Inc.(a)	11,363	145,446
Regal Entertainment Group Class A	14,893	287,286
Scientific Games Corp. Class A(a)	12,217	257,901
Shuffle Master Inc.(a)(b)	6,496	34,754
Six Flags Inc.(a)(b)	13,009	21,335
Speedway Motorsports Inc.	2,560	64,179
Steinway Musical Instruments Inc.(a)	1,481	42,238
Vail Resorts Inc.(a)	5,961	287,857
Warner Music Group Corp.	6,620	32,968

		5,704,962
ENVIRONMENTAL CONTROL – 0.29%
Allied Waste Industries Inc.(a)	53,531	578,670
American Ecology Corp.	2,994	75,838
Calgon Carbon Corp.(a)(b)	7,417	111,626
Casella Waste Systems Inc. Class A(a)	4,189	45,786
Clean Harbors Inc.(a)	3,062	199,030
Darling International Inc.(a)	14,907	193,046
EnergySolutions Inc.	5,622	128,969
Fuel Tech Inc.(a)(b)	3,258	66,789
Mine Safety Appliances Co.	5,191	213,817
Nalco Holding Co.	28,154	595,457
Rentech Inc.(a)	30,007	26,706
Republic Services Inc.	29,865	873,253
Stericycle Inc.(a)	16,547	852,170
Tetra Tech Inc.(a)	11,976	233,652
Waste Connections Inc.(a)	12,964	398,513
Waste Holdings Inc.	938	33,909
Waste Management Inc.	98,611	3,309,385
Waste Services Inc.(a)	3,586	29,118

		7,965,734
FOOD – 1.75%
American Dairy Inc.(a)(b)	1,191	10,957
Arden Group Inc. Class A	214	30,602
Benihana Inc.(a)	2,275	25,639
Cal-Maine Foods Inc.(b)	2,328	77,709
Campbell Soup Co.	44,281	1,503,340
Chiquita Brands International Inc.(a)	7,827	180,882

ConAgra Foods Inc.	95,057	2,276,615
Corn Products International Inc.	13,979	519,180
Dean Foods Co.	24,341	489,011
Del Monte Foods Co.	38,243	364,456
Flowers Foods Inc.	14,588	361,053
Fresh Del Monte Produce Inc.(a)	5,713	207,953
General Mills Inc.	61,107	3,659,087
Great Atlantic & Pacific Tea Co. Inc. (The)(a)	5,239	137,367
H.J. Heinz Co.	61,458	2,886,682
Hain Celestial Group Inc.(a)	8,235	242,932
Hershey Co. (The)	31,860	1,200,166
Hormel Foods Corp.	13,948	581,074
Imperial Sugar Co.(b)	2,167	40,783
Ingles Markets Inc. Class A	2,290	56,311
J&J Snack Foods Corp.	2,575	70,735
J.M. Smucker Co. (The)	10,619	537,428
Kellogg Co.	45,019	2,366,199
Kraft Foods Inc.	304,284	9,435,847
Kroger Co. (The)	127,063	3,227,400
Lance Inc.	5,714	111,994
M&F Worldwide Corp.(a)	2,238	83,679
McCormick & Co. Inc. NVS	24,637	910,830
Nash Finch Co.(b)	2,541	86,343
Performance Food Group Co.(a)	7,275	237,747
Pilgrim’s Pride Corp.	7,517	152,069
Ralcorp Holdings Inc.(a)	4,981	289,645
Ruddick Corp.	7,845	289,167
Safeway Inc.	84,097	2,468,247
Sanderson Farms Inc.(b)	3,124	118,743
Sara Lee Corp.	138,753	1,939,767
Seaboard Corp.	69	107,985
Smithfield Foods Inc.(a)	20,488	527,771
Spartan Stores Inc.	3,988	83,150
SUPERVALU Inc.	39,547	1,185,619
Sysco Corp.	117,531	3,410,750
Tootsie Roll Industries Inc.(b)	6,783	170,932
TreeHouse Foods Inc.(a)	5,754	131,536
Tyson Foods Inc. Class A	49,829	794,773
United Natural Foods Inc.(a)	7,892	147,659
Village Super Market Inc. Class A	561	28,891
Weis Markets Inc.	2,292	79,005
Whole Foods Market Inc.	26,797	883,497
Winn-Dixie Stores Inc.(a)	6,308	113,292
Wm. Wrigley Jr. Co.	45,597	2,865,315

		47,707,814
FOREST PRODUCTS & PAPER – 0.38%
AbitibiBowater Inc.(b)	10,214	131,863
Boise Inc.(a)	7,681	49,158
Buckeye Technologies Inc.(a)	7,002	78,142
Deltic Timber Corp.	2,382	132,677
Domtar Corp.(a)	81,119	554,043
International Paper Co.	82,290	2,238,288
Louisiana-Pacific Corp.(b)	19,864	182,352
MeadWestvaco Corp.	33,649	915,926
Mercer International Inc.(a)	5,879	40,977
Neenah Paper Inc.	2,728	70,328
P.H. Glatfelter Co.	8,295	125,337
Plum Creek Timber Co. Inc.	33,339	1,356,897
Potlatch Corp.	7,422	306,306
Rayonier Inc.	15,073	654,771
Rock-Tenn Co. Class A	6,474	194,026
Schweitzer-Mauduit International Inc.	2,897	67,037
Smurfit-Stone Container Corp.(a)	47,910	368,907
Temple-Inland Inc.	19,854	252,543
Wausau Paper Corp.	8,243	68,087
Weyerhaeuser Co.	40,855	2,657,209
Xerium Technologies Inc.	3,629	4,681

		10,449,555

GAS – 0.32%
AGL Resources Inc.	14,591	500,763
Atmos Energy Corp.	16,715	426,232
Energen Corp.	13,537	843,355
EnergySouth Inc.	1,305	68,108
Laclede Group Inc. (The)	3,975	141,629
New Jersey Resources Corp.	8,116	252,002
Nicor Inc.	8,524	285,639
NiSource Inc.	51,614	889,825
Northwest Natural Gas Co.	5,184	225,193
Piedmont Natural Gas Co.	14,141	371,343
Sempra Energy	50,162	2,672,631
South Jersey Industries Inc.	5,426	190,507
Southern Union Co.	20,132	468,472
Southwest Gas Corp.	8,680	242,693
UGI Corp.	20,040	499,397
Vectren Corp.	14,452	387,747
WGL Holdings Inc.	9,369	300,370

		8,765,906
HAND & MACHINE TOOLS – 0.13%
Baldor Electric Co.	8,678	242,984
Black & Decker Corp. (The)	11,941	789,300
Franklin Electric Co. Inc.(b)	3,557	121,543
Kennametal Inc.	14,568	428,736
Lincoln Electric Holdings Inc.	8,033	518,048
Raser Technologies Inc.(a)	5,731	49,229
Regal Beloit Corp.	5,897	216,007
Snap-On Inc.	10,891	553,807
Stanley Works (The)	14,840	706,681

		3,626,335
HEALTH CARE - PRODUCTS – 3.53%
Abaxis Inc.(a)	3,860	89,436
ABIOMED Inc.(a)	5,298	69,616
Accuray Inc.(a)(b)	3,038	23,727
Advanced Medical Optics Inc.(a)	11,328	229,958
Align Technology Inc.(a)(b)	10,917	121,288
American Medical Systems Holdings Inc.(a)	13,278	188,415
AngioDynamics Inc.(a)	3,877	44,818
ArthroCare Corp.(a)(b)	5,243	174,854
Aspect Medical Systems Inc.(a)	3,045	18,574
Baxter International Inc.	123,592	7,146,089
Beckman Coulter Inc.	11,700	755,235
Becton, Dickinson and Co.	46,525	3,994,171
Boston Scientific Corp.(a)	253,736	3,265,582
Bruker Corp.(a)	11,975	184,295
C.R. Bard Inc.	19,542	1,883,849
Cantel Medical Corp.(a)	2,123	22,546
Cepheid Inc.(a)	10,516	256,485
Conceptus Inc.(a)	5,414	100,484
CONMED Corp.(a)	6,182	158,506
Cooper Companies Inc. (The)	8,376	288,386
Covidien Ltd.	94,131	4,165,297
Cutera Inc.(a)	2,451	33,015
Cyberonics Inc.(a)	5,870	85,115
Cynosure Inc. Class A(a)	1,399	29,799
Datascope Corp.	2,375	98,396
DENTSPLY International Inc.	28,723	1,108,708
Edwards Lifesciences Corp.(a)	10,822	482,120
ev3 Inc.(a)	9,149	74,473
Gen-Probe Inc.(a)	9,821	473,372
Haemonetics Corp.(a)	5,069	302,011
Hansen Medical Inc.(a)(b)	1,832	25,758
Henry Schein Inc.(a)	16,718	959,613
Hillenbrand Industries Inc.	11,556	552,377

Hologic Inc.(a)(b)	23,138	1,286,473
ICU Medical Inc.(a)	2,387	68,674
IDEXX Laboratories Inc.(a)	11,600	571,416
Immucor Inc.(a)	12,953	276,417
Insulet Corp.(a)	1,446	20,822
Intuitive Surgical Inc.(a)	7,137	2,314,886
Invacare Corp.	5,314	118,396
Inverness Medical Innovations Inc.(a)	14,511	436,781
Johnson & Johnson	549,063	35,617,717
Kensey Nash Corp.(a)	2,200	63,690
Kinetic Concepts Inc.(a)	9,996	462,115
LCA-Vision Inc.(b)	3,703	46,287
Luminex Corp.(a)	6,610	129,886
Masimo Corp.(a)	2,555	66,430
Medical Action Industries Inc.(a)	2,558	42,028
Medtronic Inc.	217,863	10,538,033
Mentor Corp.	6,360	163,579
Meridian Bioscience Inc.	7,659	256,040
Merit Medical Systems Inc.(a)	5,049	79,926
Metabolix Inc.(a)	2,658	29,105
Micrus Endovascular Corp.(a)	2,764	34,163
Minrad International Inc.(a)	8,686	20,412
Natus Medical Inc.(a)	3,970	72,055
Northstar Neuroscience Inc.(a)	3,601	5,690
NuVasive Inc.(a)	6,618	228,387
NxStage Medical Inc.(a)	3,728	16,105
OraSure Technologies Inc.(a)	8,512	62,223
Orthofix International NV(a)	3,054	121,458
Palomar Medical Technologies Inc.(a)	3,375	50,962
Patterson Companies Inc.(a)	24,815	900,784
PSS World Medical Inc.(a)	12,395	206,501
Quidel Corp.(a)	5,300	85,118
ResMed Inc.(a)	14,643	617,642
Sirona Dental Systems Inc.(a)	3,094	83,445
Sonic Innovations Inc.(a)	4,860	23,474
SonoSite Inc.(a)	3,065	87,138
Spectranetics Corp.(a)	5,743	48,011
St. Jude Medical Inc.(a)	64,369	2,780,097
Stereotaxis Inc.(a)(b)	4,818	28,523
Steris Corp.	12,358	331,565
Stryker Corp.	57,658	3,750,653
SurModics Inc.(a)(b)	2,797	117,138
Symmetry Medical Inc.(a)	6,509	108,049
TECHNE Corp.(a)	7,432	500,620
Thoratec Corp.(a)	9,804	140,099
TomoTherapy Inc.(a)	2,167	31,096
TranS1 Inc.(a)	1,224	14,260
Varian Medical Systems Inc.(a)	24,125	1,130,015
Vital Images Inc.(a)	3,154	46,742
Vital Sign Inc.	1,993	100,945
Volcano Corp.(a)	5,324	66,550
West Pharmaceutical Services Inc.	6,281	277,809
Wright Medical Group Inc.(a)	6,535	157,755
Zimmer Holdings Inc.(a)	45,038	3,506,659
Zoll Medical Corp.(a)	3,764	100,085

		95,847,297
HEALTH CARE - SERVICES – 1.18%
Aetna Inc.	97,396	4,099,398
Air Methods Corp.(a)	1,919	92,822
Alliance Imaging Inc.(a)	4,696	40,386
Amedisys Inc.(a)	5,002	196,779
American Dental Partners Inc.(a)	2,316	22,396
AMERIGROUP Corp.(a)	10,005	273,437
AmSurg Corp.(a)	6,687	158,348
Apria Healthcare Group Inc.(a)	8,052	159,027
Assisted Living Concepts Inc.(a)	11,091	65,326
athenahealth Inc.(a)(b)	1,301	30,795

Bio-Reference Laboratories Inc.(a)	2,043	53,996
Brookdale Senior Living Inc.	6,938	165,818
Capital Senior Living Corp.(a)	4,283	34,478
Centene Corp.(a)	8,046	112,161
Community Health Systems Inc.(a)	17,958	602,850
Covance Inc.(a)	11,966	992,819
Coventry Health Care Inc.(a)	29,521	1,191,172
DaVita Inc.(a)	19,955	953,051
Emeritus Corp.(a)	2,287	47,707
Ensign Group Inc. (The)	859	7,963
Genoptix Inc.(a)	1,091	27,286
Gentiva Health Services Inc.(a)	5,093	110,824
Health Management Associates Inc. Class A(a)	46,278	244,811
Health Net Inc.(a)	21,099	649,849
HealthSouth Corp.(a)	15,015	267,117
Healthways Inc.(a)	6,636	234,516
Humana Inc.(a)	31,696	1,421,883
Hythiam Inc.(a)(b)	5,615	6,794
Kindred Healthcare Inc.(a)	5,596	122,385
Laboratory Corp. of America Holdings(a)	21,152	1,558,479
LHC Group Inc.(a)	2,670	44,856
LifePoint Hospitals Inc.(a)	10,970	301,346
Lincare Holdings Inc.(a)	14,119	396,885
Magellan Health Services Inc.(a)	7,426	294,738
Matria Healthcare Inc.(a)	3,971	88,553
MedCath Corp.(a)	1,851	33,688
Molina Healthcare Inc.(a)	2,473	60,391
National Healthcare Corp.	1,284	62,531
NightHawk Radiology Holdings Inc.(a)	3,955	37,019
Odyssey Healthcare Inc.(a)	6,222	55,998
Pediatrix Medical Group Inc.(a)	9,226	621,832
Psychiatric Solutions Inc.(a)	10,266	348,223
Quest Diagnostics Inc.	29,543	1,337,412
RehabCare Group Inc.(a)	3,257	48,855
Res-Care Inc.(a)	4,496	77,106
Skilled Healthcare Group Inc. Class A(a)	4,125	45,292
Sun Healthcare Group Inc.(a)	7,919	104,056
Sunrise Senior Living Inc.(a)	8,493	189,224
Tenet Healthcare Corp.(a)	89,502	506,581
Triple-S Management Corp. Class B(a)	3,554	62,728
UnitedHealth Group Inc.	237,396	8,156,927
Universal Health Services Inc. Class B	8,573	460,284
Virtual Radiologic Corp.(a)	829	12,667
WellCare Health Plans Inc.(a)	7,723	300,811
WellPoint Inc.(a)	102,882	4,540,183

		32,132,859
HOLDING COMPANIES - DIVERSIFIED – 0.10%
Alternative Asset Management Acquisition Corp.(a)	7,681	72,739
Energy Infrastructure Acquisition Corp.(a)(b)	4,111	40,904
Heckmann Corp.(a)	10,058	74,932
Hicks Acquisition Co. I Inc.(a)(b)	10,317	94,710
Information Services Group Inc.(a)(b)	5,970	30,805
Leucadia National Corp.	30,858	1,395,399
Marathon Acquisition Corp.(a)	6,974	53,839
NRDC Acquisition Corp.(a)(b)	7,754	71,259
NTR Acquisition Co.(a)	4,536	43,410
Resource America Inc. Class A	2,442	23,077
Triplecrown Acquisition Corp.(a)	8,998	82,062
Walter Industries Inc.	9,913	620,851

		2,603,987
HOME BUILDERS – 0.20%
AMREP Corp.(b)	388	20,292
Beazer Homes USA Inc.(b)	7,211	68,144
Brookfield Homes Corp.(b)	2,080	34,944
Centex Corp.	22,544	545,790
Champion Enterprises Inc.(a)	14,149	141,914

D.R. Horton Inc.	59,373	935,125
Fleetwood Enterprises Inc.(a)(b)	11,801	54,285
Hovnanian Enterprises Inc. Class A(a)(b)	6,896	73,098
KB Home	14,540	359,574
Lennar Corp. Class A	25,492	479,505
M.D.C. Holdings Inc.	6,692	293,043
M/I Homes Inc.	2,226	37,797
Meritage Homes Corp.(a)(b)	4,831	93,335
Monaco Coach Corp.	5,515	52,282
NVR Inc.(a)(b)	806	481,585
Palm Harbor Homes Inc.(a)(b)	1,734	9,121
Pulte Homes Inc.	39,785	578,872
Ryland Group Inc.	8,089	266,047
Skyline Corp.	1,253	34,858
Standard-Pacific Corp.(b)	11,932	57,990
Thor Industries Inc.(b)	6,570	195,589
Toll Brothers Inc.(a)(b)	23,684	556,100
WCI Communities Inc.(a)(b)	5,692	19,068
Winnebago Industries Inc.(b)	5,828	98,493

		5,486,851
HOME FURNISHINGS – 0.10%
American Woodmark Corp.	2,179	44,800
Audiovox Corp. Class A(a)	3,101	33,119
DTS Inc.(a)	3,348	80,352
Ethan Allen Interiors Inc.	4,877	138,653
Furniture Brands International Inc.	8,867	103,744
Harman International Industries Inc.	11,541	502,495
Hooker Furniture Corp.	2,196	49,059
Kimball International Inc. Class B	4,846	51,949
La-Z-Boy Inc.(b)	9,476	79,030
Sealy Corp.(b)	8,236	62,594
Tempur-Pedic International Inc.(b)	14,638	161,018
TiVo Inc.(a)	17,975	157,461
Universal Electronics Inc.(a)	2,653	64,229
Whirlpool Corp.	14,885	1,291,720

		2,820,223
HOUSEHOLD PRODUCTS & WARES – 0.46%
ACCO Brands Corp.(a)	9,948	134,994
American Greetings Corp. Class A	10,218	189,544
Avery Dennison Corp.	18,642	918,118
Blyth Inc.	4,679	92,270
Central Garden & Pet Co. Class A(a)	12,876	57,169
Church & Dwight Co. Inc.	12,341	669,376
Clorox Co. (The)	26,136	1,480,343
CSS Industries Inc.	1,446	50,552
Ennis Inc.	4,710	79,034
Fortune Brands Inc.	29,149	2,025,855
Fossil Inc.(a)	8,287	253,085
Helen of Troy Ltd.(a)	5,582	93,610
Jarden Corp.(a)	12,967	281,903
Kimberly-Clark Corp.	80,853	5,219,061
Prestige Brands Holdings Inc.(a)	6,244	51,076
Russ Berrie and Co. Inc.(a)	3,071	43,178
Scotts Miracle-Gro Co. (The) Class A	8,304	269,216
Spectrum Brands Inc.(a)(b)	7,217	32,982
Standard Register Co. (The)	3,272	25,489
Tupperware Brands Corp.	11,611	449,113
WD-40 Co.	3,440	114,380

		12,530,348
HOUSEWARES – 0.06%
Libbey Inc.	2,649	44,609
Lifetime Brands Inc.	2,004	17,916
National Presto Industries Inc.	825	43,230
Newell Rubbermaid Inc.	52,495	1,200,561
Toro Co. (The)	7,042	291,468

		1,597,784

INSURANCE – 4.06%
ACE Ltd.	61,962	3,411,628
Aflac Inc.	92,755	6,024,437
Alfa Corp.	6,011	132,122
Alleghany Corp.(a)	961	328,181
Allied World Assurance Holdings Ltd.	9,286	368,654
Allstate Corp. (The)	108,328	5,206,244
Ambac Financial Group Inc.	19,136	110,032
American Equity Investment Life Holding Co.	10,474	97,199
American Financial Group Inc.	15,561	397,739
American International Group Inc.	425,035	18,382,764
American National Insurance Co.	2,965	316,365
American Physicians Capital Inc.	1,831	84,885
Amerisafe Inc.(a)	3,463	43,772
AmTrust Financial Services Inc.	4,713	76,398
Aon Corp.	55,367	2,225,753
Arch Capital Group Ltd.(a)	8,780	602,923
Argo Group International Holdings Ltd.(a)	5,598	198,841
Arthur J. Gallagher & Co.	18,206	430,026
Aspen Insurance Holdings Ltd.	16,583	437,460
Assurant Inc.	22,869	1,391,807
Assured Guaranty Ltd.	15,013	356,409
Axis Capital Holdings Ltd.	28,915	982,532
Baldwin & Lyons Inc. Class B	1,501	38,546
Brown & Brown Inc.	21,011	365,171
CastlePoint Holdings Ltd.	1,462	14,225
Chubb Corp.	70,752	3,500,809
CIGNA Corp.	54,436	2,208,469
Cincinnati Financial Corp.	32,352	1,230,670
Citizens Inc.(a)	6,374	42,642
CNA Financial Corp.	5,501	141,871
CNA Surety Corp.(a)	3,054	46,971
Commerce Group Inc.	9,557	344,625
Conseco Inc.(a)	35,438	361,468
Crawford & Co. Class B(a)	4,672	24,528
Darwin Professional Underwriters Inc.(a)	1,415	31,823
Delphi Financial Group Inc. Class A	8,265	241,586
Donegal Group Inc. Class A	2,457	42,752
eHealth Inc.(a)	2,632	58,088
EMC Insurance Group Inc.	1,032	27,750
Employers Holdings Inc.	9,866	182,916
Endurance Specialty Holdings Ltd.	10,237	374,674
Enstar Group Ltd.(a)	1,288	143,316
Erie Indemnity Co. Class A	8,769	448,885
Everest Re Group Ltd.	12,169	1,089,491
FBL Financial Group Inc. Class A	2,647	75,413
Fidelity National Financial Inc.	42,064	771,033
First Acceptance Corp.(a)	3,158	9,000
First American Corp.	17,607	597,582
First Mercury Financial Corp.(a)	2,282	39,730
Flagstone Reinsurance Holdings Ltd.	2,463	29,802
FPIC Insurance Group Inc.(a)	1,831	86,313
Genworth Financial Inc. Class A	82,070	1,858,065
Greenlight Capital Re Ltd.(a)	2,196	40,846
Hallmark Financial Services Inc.(a)	849	9,475
Hanover Insurance Group Inc. (The)	9,748	401,033
Harleysville Group Inc.	2,880	103,939
Hartford Financial Services Group Inc. (The)	59,880	4,537,108
HCC Insurance Holdings Inc.	20,993	476,331
Hilb Rogal & Hobbs Co.	6,818	214,562
Horace Mann Educators Corp.	7,966	139,246
Independence Holding Co.	1,158	13,803
Infinity Property and Casualty Corp.	3,308	137,613
IPC Holdings Ltd.	11,354	317,912
Kansas City Life Insurance Co.	861	41,380
LandAmerica Financial Group Inc.	3,162	124,804

Lincoln National Corp.	51,071	2,655,692
Loews Corp.	82,870	3,333,031
Markel Corp.(a)	1,895	833,743
Marsh & McLennan Companies Inc.	98,125	2,389,344
Max Capital Group Ltd.	10,540	276,043
MBIA Inc.(b)	45,233	552,747
Meadowbrook Insurance Group Inc.	6,095	47,602
Mercury General Corp.	5,098	225,892
MetLife Inc.	89,145	5,371,878
MGIC Investment Corp.(b)	15,579	164,047
Midland Co. (The)	1,966	127,652
Montpelier Re Holdings Ltd.	19,297	309,717
National Interstate Corp.	984	22,976
National Western Life Insurance Co. Class A	452	97,989
Nationwide Financial Services Inc. Class A	9,935	469,727
Navigators Group Inc. (The)(a)	2,426	131,974
NYMAGIC Inc.	1,113	25,276
Odyssey Re Holdings Corp.	5,228	192,129
Old Republic International Corp.	43,987	567,872
OneBeacon Insurance Group Ltd.	5,224	99,360
PartnerRe Ltd.	10,732	818,852
Philadelphia Consolidated Holding Corp.(a)	10,720	345,184
Phoenix Companies Inc. (The)	21,778	265,909
Platinum Underwriters Holdings Ltd.	10,260	333,040
PMA Capital Corp. Class A(a)	6,024	51,445
PMI Group Inc. (The)	16,089	93,638
Presidential Life Corp.	3,975	69,324
Primus Guaranty Ltd.(a)(b)	8,294	29,693
Principal Financial Group Inc.	50,668	2,823,221
ProAssurance Corp.(a)	6,317	340,044
Progressive Corp. (The)	131,844	2,118,733
Protective Life Corp.	13,153	533,486
Prudential Financial Inc.	83,219	6,511,887
Radian Group Inc.(b)	14,789	97,164
RAM Holdings Ltd.(a)(b)	3,349	7,602
Reinsurance Group of America Inc.	5,585	304,047
RenaissanceRe Holdings Ltd.	12,469	647,266
RLI Corp.	3,952	195,901
Safeco Corp.	17,005	746,179
Safety Insurance Group Inc.	2,995	102,219
SeaBright Insurance Holdings Inc.(a)	3,841	56,578
Security Capital Assurance Ltd.(b)	4,397	2,242
Selective Insurance Group Inc.	10,606	253,271
StanCorp Financial Group Inc.	9,558	456,012
State Auto Financial Corp.	2,656	77,369
Stewart Information Services Corp.	3,240	90,688
Torchmark Corp.	17,379	1,044,652
Tower Group Inc.	3,679	92,600
Transatlantic Holdings Inc.	5,088	337,589
Travelers Companies Inc. (The)	117,722	5,632,998
Triad Guaranty Inc.(a)(b)	2,110	10,550
United America Indemnity Ltd. Class A(a)	4,554	87,710
United Fire & Casualty Co.	4,032	150,797
Unitrin Inc.	8,604	304,065
Universal American Corp.(a)	9,107	96,534
Unum Group	68,003	1,496,746
Validus Holdings Ltd.	2,926	68,556
W.R. Berkley Corp.	30,679	849,502
Wesco Financial Corp.	268	108,272
White Mountains Insurance Group Ltd.	1,721	826,080
XL Capital Ltd. Class A	34,965	1,033,216
Zenith National Insurance Corp.	7,038	252,383

		110,250,372
INTERNET – 1.98%
Akamai Technologies Inc.(a)(b)	30,993	872,763
Amazon.com Inc.(a)	57,895	4,127,913
Ariba Inc.(a)	15,948	154,058

Art Technology Group Inc.(a)	23,584	91,506
AsiaInfo Holdings Inc.(a)	5,843	63,455
Avocent Corp.(a)	9,304	157,238
Blue Coat Systems Inc.(a)	6,101	134,466
Blue Nile Inc.(a)(b)	2,542	137,649
Chordiant Software Inc.(a)	6,107	36,825
CMGI Inc.(a)	8,990	119,207
CNET Networks Inc.(a)(b)	29,137	206,873
Cogent Communications Group Inc.(a)	9,209	168,617
comScore Inc.(a)	1,124	22,547
Constant Contact Inc.(a)(b)	1,356	19,635
CyberSource Corp.(a)	11,840	172,983
DealerTrack Holdings Inc.(a)	6,667	134,807
Dice Holdings Inc.(a)	3,136	27,942
Digital River Inc.(a)	7,823	242,278
EarthLink Inc.(a)	22,733	171,634
eBay Inc.(a)	216,878	6,471,640
Equinix Inc.(a)(b)	6,725	447,145
eResearch Technology Inc.(a)(b)	7,223	89,710
Expedia Inc.(a)	36,072	789,616
F5 Networks Inc.(a)	15,648	284,324
FTD Group Inc.	3,526	47,319
Global Sources Ltd.(a)	3,181	47,238
Google Inc. Class A(a)	43,481	19,152,076
GSI Commerce Inc.(a)	3,687	48,484
Harris Interactive Inc.(a)	9,715	26,522
HLTH Corp.(a)	34,150	325,791
HSW International Inc.(a)	2,417	12,182
i2 Technologies Inc.(a)(b)	2,853	32,125
IAC/InterActiveCorp(a)	32,945	683,938
iBasis Inc.	6,108	25,043
iMergent Inc.(b)	2,275	25,912
InfoSpace Inc.	6,013	69,570
Internap Network Services Corp.(a)	9,013	44,704
Internet Brands Inc. Class A(a)	1,133	8,350
Internet Capital Group Inc.(a)	7,125	74,599
Interwoven Inc.(a)	8,040	85,867
iPass Inc.(a)	9,306	28,104
j2 Global Communications Inc.(a)	9,396	209,719
Keynote Systems Inc.(a)	2,894	34,120
Knot Inc. (The)(a)	5,095	59,866
Liberty Media Corp. - Liberty Interactive Group Series A(a)	114,945	1,855,212
Lionbridge Technologies Inc.(a)	11,150	37,352
Liquidity Services Inc.(a)	1,952	15,616
LoopNet Inc.(a)(b)	4,998	63,475
McAfee Inc.(a)	30,229	1,000,278
MercadoLibre Inc.(a)	2,976	118,326
Move Inc.(a)	19,229	59,225
NetFlix Inc.(a)(b)	7,973	276,264
NIC Inc.	7,233	51,427
NutriSystem Inc.(a)(b)	6,331	95,408
1-800-FLOWERS.COM Inc.(a)	4,463	37,980
Online Resources Corp.(a)	5,674	54,584
Openwave Systems Inc.	15,263	37,394
Orbitz Worldwide Inc.(a)	6,306	43,448
Overstock.com Inc.(a)(b)	3,039	36,194
Perficient Inc.(a)	5,394	42,828
Priceline.com Inc.(a)(b)	7,190	868,983
RealNetworks Inc.(a)	18,843	107,970
RightNow Technologies Inc.(a)	3,324	39,556
S1 Corp.(a)	10,118	71,939
Safeguard Scientifics Inc.(a)	22,299	33,226
Sapient Corp.(a)	15,030	104,609
Secure Computing Corp.(a)	8,591	55,412
Shutterfly Inc.(a)	2,687	39,956
Sohu.com Inc.(a)	5,615	253,405
SonicWALL Inc.(a)	11,925	97,427

Sourcefire Inc.(a)	1,216	7,247
Stamps.com Inc.(a)	3,253	33,376
Symantec Corp.(a)	159,914	2,657,771
TechTarget Inc.(a)	1,418	20,093
Terremark Worldwide Inc.(a)	8,949	49,041
TheStreet.com Inc.	3,818	30,849
TIBCO Software Inc.(a)	37,488	267,664
Travelzoo Inc.(a)	1,385	15,290
TriZetto Group Inc. (The)(a)	8,337	139,145
United Online Inc.	12,308	129,972
ValueClick Inc.(a)	18,793	324,179
Vasco Data Security International Inc.(a)	4,819	65,924
VeriSign Inc.(a)(b)	41,868	1,391,692
Vignette Corp.(a)	5,273	69,656
Vocus Inc.(a)	2,396	63,254
WebMD Health Corp. Class A(a)(b)	1,398	32,951
Websense Inc.(a)	8,285	155,344
Yahoo! Inc.(a)	229,467	6,638,480

		53,775,782
INVESTMENT COMPANIES – 0.11%
Allied Capital Corp.(b)	31,258	576,085
American Capital Strategies Ltd.(b)	35,561	1,214,764
Apollo Investment Corp.	22,321	353,341
Ares Capital Corp.	14,821	186,300
BlackRock Kelso Capital Corp.	1,862	22,232
Capital Southwest Corp.	557	68,912
Gladstone Capital Corp.(b)	4,635	86,721
Hercules Technology Growth Capital Inc.	5,820	63,205
Kayne Anderson Energy Development Co.	1,836	45,716
Kohlberg Capital Corp.	2,627	27,268
MCG Capital Corp.	11,523	104,744
MVC Capital Inc.	4,478	68,245
NGP Capital Resources Co.	3,255	53,447
Patriots Capital Funding Inc.	4,334	45,377
PennantPark Investment Corp.	3,689	31,393
Prospect Energy Corp.(b)	4,410	67,120
TICC Capital Corp.	4,374	32,892

		3,047,762
IRON & STEEL – 0.49%
AK Steel Holding Corp.	20,999	1,142,766
Allegheny Technologies Inc.	19,569	1,396,444
Carpenter Technology Corp.	9,405	526,398
Cleveland-Cliffs Inc.	8,607	1,031,291
Esmark Inc.(a)(b)	2,517	28,442
Gibraltar Industries Inc.	4,680	54,896
Nucor Corp.	57,267	3,879,267
Olympic Steel Inc.	1,616	72,882
Reliance Steel & Aluminum Co.	12,552	751,363
Schnitzer Steel Industries Inc. Class A	4,164	295,727
Steel Dynamics Inc.	36,264	1,198,163
United States Steel Corp.	22,541	2,859,777
Universal Stainless & Alloy Products Inc.(a)	1,219	36,216

		13,273,632
LEISURE TIME – 0.27%
Ambassadors Group Inc.	2,899	54,762
Ambassadors International Inc.(b)	1,652	12,241
Arctic Cat Inc.	2,216	16,155
Brunswick Corp.	17,154	273,949
Callaway Golf Co.	13,297	195,200
Carnival Corp.	83,273	3,370,891
Harley-Davidson Inc.	45,652	1,711,950
Life Time Fitness Inc.(a)(b)	6,262	195,437
Marine Products Corp.	2,187	17,671
Multimedia Games Inc.(a)	4,509	24,078
Nautilus Inc.	5,819	19,145

Polaris Industries Inc.(b)	6,802	278,950
Royal Caribbean Cruises Ltd.	25,151	827,468
Town Sports International Holdings Inc.(a)	2,999	19,224
WMS Industries Inc.(a)	7,533	270,962

		7,288,083
LODGING – 0.36%
Ameristar Casinos Inc.	4,921	89,808
Boyd Gaming Corp.	10,598	211,960
Choice Hotels International Inc.	6,882	234,745
Gaylord Entertainment Co.(a)	7,731	234,172
Las Vegas Sands Corp.(a)(b)	19,729	1,452,844
Lodgian Inc.(a)	3,454	38,512
Marcus Corp.	3,872	74,342
Marriott International Inc. Class A	57,017	1,959,104
MGM MIRAGE(a)	22,314	1,311,394
Monarch Casino & Resort Inc.(a)	2,216	39,245
Morgans Hotel Group Co.(a)(b)	4,304	63,785
MTR Gaming Group Inc.(a)	3,784	26,488
Orient-Express Hotels Ltd.	7,982	344,503
Riviera Holdings Corp.(a)	1,868	38,499
Starwood Hotels & Resorts Worldwide Inc.	35,594	1,841,989
Trump Entertainment Resorts Inc.(a)(b)	5,734	20,642
Wyndham Worldwide Corp.	35,441	732,920
Wynn Resorts Ltd.	10,388	1,045,448

		9,760,400
MACHINERY – 1.17%
AGCO Corp.(a)	17,241	1,032,391
Albany International Corp. Class A	6,097	220,346
Altra Holdings Inc.(a)	2,398	32,253
Applied Industrial Technologies Inc.	7,943	237,416
Astec Industries Inc.(a)	3,466	134,342
Briggs & Stratton Corp.	9,114	163,141
Bucyrus International Inc. Class A	7,027	714,295
Cascade Corp.	2,178	107,397
Caterpillar Inc.	121,504	9,512,548
Chart Industries Inc.(a)	2,698	91,300
Cognex Corp.	8,164	178,220
Columbus McKinnon Corp.(a)	3,470	107,501
Cummins Inc.	39,385	1,844,006
Deere & Co.	86,094	6,925,401
Flow International Corp.(a)	6,864	63,767
Flowserve Corp.	10,767	1,123,859
Gardner Denver Inc.(a)	9,990	370,629
Gehl Corp.(a)	1,926	32,626
Gerber Scientific Inc.(a)	4,262	37,889
Gorman-Rupp Co. (The)	2,650	87,159
Graco Inc.	12,171	441,320
Hardinge Inc.	2,046	28,153
Hurco Companies Inc.(a)	1,037	48,511
IDEX Corp.	15,220	467,102
Intermec Inc.(a)	11,660	258,735
Intevac Inc.(a)	3,875	50,181
iRobot Corp.(a)(b)	2,832	48,456
Joy Global Inc.	20,822	1,356,762
Kadant Inc.(a)	2,562	75,272
Lindsay Corp.(b)	2,146	219,901
Manitowoc Co. Inc. (The)	23,525	959,820
Middleby Corp. (The)(a)	3,014	188,043
NACCO Industries Inc.	1,141	92,353
Nordson Corp.	6,392	344,209
Park-Ohio Holdings Corp.(a)	1,479	23,235
Robbins & Myers Inc.	5,178	169,062
Rockwell Automation Inc.	28,226	1,620,737
Sauer-Danfoss Inc.	2,020	44,723
Tecumseh Products Co. Class A(a)(b)	2,852	87,499
Tennant Co.	3,110	123,809

Terex Corp.(a)	19,436	1,214,750
TurboChef Technologies Inc.(a)	3,626	23,642
Twin Disc Inc.	1,690	26,736
Wabtec Corp.	9,242	348,054
Zebra Technologies Corp. Class A(a)	13,030	434,160

		31,711,711
MANUFACTURING – 4.79%
A.O. Smith Corp.	3,799	124,873
Actuant Corp. Class A	10,410	314,486
Acuity Brands Inc.	7,659	328,954
American Railcar Industries Inc.(b)	1,736	35,293
Ameron International Corp.	1,686	157,692
AptarGroup Inc.	13,013	506,596
AZZ Inc.(a)	2,149	76,461
Barnes Group Inc.	8,785	201,616
Blount International Inc.(a)	7,014	86,763
Brink’s Co. (The)	8,246	553,966
Carlisle Companies Inc.	11,650	389,576
Ceradyne Inc.(a)	5,148	164,530
CLARCOR Inc.	9,719	345,510
Cooper Industries Ltd.	34,522	1,386,058
Crane Co.	9,604	387,521
Danaher Corp.	46,745	3,554,022
Donaldson Co. Inc.	14,870	598,964
Dover Corp.	36,710	1,533,744
Eastman Kodak Co.	54,163	957,060
Eaton Corp.	27,926	2,224,864
EnPro Industries Inc.(a)	4,156	129,626
ESCO Technologies Inc.(a)(b)	5,405	214,687
Federal Signal Corp.	8,845	123,476
FreightCar America Inc.	2,262	77,587
General Electric Co.	1,950,402	72,184,378
GenTek Inc.(a)	1,601	48,158
Griffon Corp.(a)	5,493	47,240
Harsco Corp.	15,863	878,493
Hexcel Corp.(a)	17,850	341,113
Honeywell International Inc.	148,010	8,350,724
Illinois Tool Works Inc.	88,885	4,286,924
Ingersoll-Rand Co. Ltd. Class A	51,460	2,294,087
ITT Industries Inc.	34,304	1,777,290
Koppers Holdings Inc.	3,186	141,172
Lancaster Colony Corp.	4,138	165,354
Leggett & Platt Inc.	31,542	481,015
LSB Industries Inc.(a)	3,137	46,239
Matthews International Corp. Class A	6,034	291,140
Myers Industries Inc.	5,168	67,856
Pall Corp.	23,206	813,834
Parker Hannifin Corp.	32,753	2,268,800
Pentair Inc.	18,693	596,307
Polypore International Inc.(a)	2,782	57,560
Raven Industries Inc.	2,953	89,476
Reddy Ice Holdings Inc.	4,014	52,302
Roper Industries Inc.	16,567	984,742
Smith & Wesson Holding Corp.(a)(b)	5,461	27,414
SPX Corp.	9,972	1,046,063
Standex International Corp.	2,296	51,293
Sturm, Ruger & Co. Inc.(a)	4,171	34,369
Teleflex Inc.	7,361	351,193
Textron Inc.	47,095	2,610,005
3M Co.	136,548	10,807,774
Tredegar Corp.	5,798	105,582
Trinity Industries Inc.	15,061	401,376
Tyco International Ltd.	94,216	4,150,215

		130,323,413

MEDIA – 2.68%
Acacia Research Corp. - Acacia Technologies Group(a)(b)	5,255	30,216
A. H. Belo Corp. Class A(a)	3,252	37,170
Belo Corp. Class A	16,199	171,223
Cablevision Systems Corp.(a)	41,786	895,474
CBS Corp. Class B	114,508	2,528,337
Central European Media Enterprises Ltd.(a)	6,405	545,898
Charter Communications Inc. Class A(a)(b)	75,334	64,185
Citadel Broadcasting Corp.(b)	33,589	55,758
CKX Inc.(a)	6,925	65,926
Clear Channel Communications Inc.	94,492	2,761,056
Comcast Corp. Class A	560,239	10,835,022
Courier Corp.	1,914	47,754
Cox Radio Inc. Class A(a)	6,123	72,741
Crown Media Holdings Inc. Class A(a)(b)	2,978	15,396
CTC Media Inc.(a)	9,992	277,278
Cumulus Media Inc. Class A(a)(b)	5,241	33,438
DG FastChannel Inc.(a)	2,923	56,063
DIRECTV Group Inc. (The)(a)	135,638	3,362,466
Discovery Holding Co. Class A(a)	52,918	1,122,920
Dish Network Corp. Class A(a)	39,862	1,145,235
Dolan Media Co.(a)	2,070	41,628
E.W. Scripps Co. Class A	16,888	709,465
Emmis Communications Corp.(a)	5,871	20,431
Entercom Communications Corp.	6,103	60,603
Entravision Communications Corp.(a)	12,744	84,875
Fisher Communications Inc.(a)	1,144	35,647
Gannett Co. Inc.	44,279	1,286,305
GateHouse Media Inc.(b)	4,216	24,621
Gemstar-TV Guide International Inc.(a)	47,648	223,946
Gray Television Inc.	7,714	43,893
Hearst-Argyle Television Inc.	4,564	94,155
Idearc Inc.	27,367	99,616
John Wiley & Sons Inc. Class A	9,593	380,842
Journal Communications Inc. Class A	8,687	64,110
Lee Enterprises Inc.(b)	8,488	84,965
Liberty Global Inc. Class A(a)	65,431	2,229,888
Liberty Media Corp. - Liberty Entertainment Series A(a)	96,970	2,195,401
Liberty Media Corp. - Liberty Capital Group Series A(a)	24,340	383,112
Lin TV Corp. Class A(a)	5,028	48,319
LodgeNet Interactive Corp.(a)(b)	4,187	25,499
Martha Stewart Living Omnimedia Inc. Class A(a)(b)	4,895	36,370
McClatchy Co. (The) Class A(b)	8,327	89,099
McGraw-Hill Companies Inc. (The)	61,075	2,256,721
Media General Inc. Class A	4,071	57,075
Mediacom Communications Corp.(a)(b)	9,999	43,296
Meredith Corp.	9,086	347,539
New York Times Co. (The) Class A(b)	26,918	508,212
News Corp. Class A	432,715	8,113,406
Nexstar Broadcasting Group Inc. Class A(a)	1,954	11,529
Playboy Enterprises Inc. Class B(a)	4,058	33,803
PRIMEDIA Inc.	8,126	59,726
Radio One Inc. Class D(a)	14,100	21,432
Salem Communications Corp. Class A	1,700	6,817
Scholastic Corp.(a)	5,814	175,990
Sinclair Broadcast Group Inc. Class A	9,062	80,742
Sirius Satellite Radio Inc.(a)(b)	275,553	788,082
Spanish Broadcasting System Inc. Class A(a)	7,436	13,162
Sun-Times Media Group Inc. Class A(a)	12,026	8,659
Time Warner Cable Inc. Class A(a)	29,241	730,440
Time Warner Inc.	675,341	9,468,281
Value Line Inc.	255	11,704
Viacom Inc. Class B(a)	115,798	4,587,917
Walt Disney Co. (The)	375,757	11,791,255
Washington Post Co. (The) Class B	1,116	738,234
Westwood One Inc.(a)	13,091	27,491

World Wrestling Entertainment Inc.	4,155	77,325
XM Satellite Radio Holdings Inc. Class A(a)	54,310	631,082

		72,976,266
METAL FABRICATE & HARDWARE – 0.24%
A.M. Castle & Co.	2,526	68,202
Ampco-Pittsburgh Corp.	1,331	57,220
CIRCOR International Inc.	3,021	139,721
Commercial Metals Co.	22,687	679,929
Dynamic Materials Corp.	2,233	96,466
Haynes International Inc.(a)	2,148	117,882
Kaydon Corp.	5,220	229,210
L.B. Foster Co. Class A(a)	1,944	83,709
Ladish Co. Inc.(a)	2,670	96,120
Lawson Products Inc.	773	21,296
Mueller Industries Inc.	7,678	221,510
Mueller Water Products Inc. Class A	24,130	197,383
Northwest Pipe Co.(a)	1,653	70,236
Precision Castparts Corp.	26,183	2,672,761
Quanex Corp.	7,049	364,715
RBC Bearings Inc.(a)	4,562	169,387
Sun Hydraulics Corp.	2,053	60,091
Timken Co. (The)	17,759	527,797
TriMas Corp.(a)	2,540	13,386
Valmont Industries Inc.	3,532	310,427
Worthington Industries Inc.	13,122	221,368

		6,418,816
MINING – 0.80%
Alcoa Inc.	154,496	5,571,126
AMCOL International Corp.	4,724	147,531
Apex Silver Mines Ltd.(a)	10,814	131,066
Brush Engineered Materials Inc.(a)	3,747	96,185
Century Aluminum Co.(a)	5,606	371,341
Coeur d’Alene Mines Corp.(a)	94,716	382,653
Compass Minerals International Inc.	6,154	362,963
Freeport-McMoRan Copper & Gold Inc.	72,293	6,956,032
General Moly Inc.(a)	8,881	70,959
Hecla Mining Co.(a)	23,022	256,926
Horsehead Holding Corp.(a)	1,023	11,846
Kaiser Aluminum Corp.	2,783	192,862
Newmont Mining Corp.	80,747	3,657,839
Royal Gold Inc.	4,815	145,269
RTI International Metals Inc.(a)	4,376	197,839
Southern Copper Corp.	13,882	1,441,368
Stillwater Mining Co.(a)	7,704	119,181
Titanium Metals Corp.	15,000	225,750
Uranium Resources Inc.(a)	9,581	57,390
US Gold Corp.(a)	10,222	25,964
USEC Inc.(a)(b)	20,043	74,159
Vulcan Materials Co.	20,004	1,328,266

		21,824,515
OFFICE & BUSINESS EQUIPMENT – 0.16%
IKON Office Solutions Inc.	15,638	118,849
Pitney Bowes Inc.	41,491	1,453,015
Xerox Corp.	178,568	2,673,163

		4,245,027
OFFICE FURNISHINGS – 0.03%
CompX International Inc.	283	2,604
Herman Miller Inc.	10,804	265,454
HNI Corp.(b)	8,255	221,977
Interface Inc. Class A	10,090	141,764
Knoll Inc.	9,157	105,672
Steelcase Inc. Class A	15,167	167,747

		905,218

OIL & GAS – 9.58%
Alon USA Energy Inc.	2,397	36,458
Anadarko Petroleum Corp.	87,977	5,545,190
Apache Corp.	62,786	7,585,805
Apco Argentina Inc.	1,688	43,837
Approach Resources Inc.(a)	1,620	25,402
Arena Resources Inc.(a)	5,674	219,641
Atlas America Inc.	4,376	264,485
ATP Oil & Gas Corp.(a)	4,754	155,551
Atwood Oceanics Inc.(a)	5,187	475,752
Berry Petroleum Co. Class A	7,522	349,698
Bill Barrett Corp.(a)	5,946	280,948
Bois d’Arc Energy Inc.(a)	3,351	72,013
BPZ Resources Inc.(a)	11,964	259,978
Brigham Exploration Co.(a)	8,406	51,024
Bronco Drilling Co. Inc.(a)	4,792	77,199
Cabot Oil & Gas Corp.	18,388	934,846
Callon Petroleum Co.(a)	3,832	69,321
Carrizo Oil & Gas Inc.(a)	5,314	314,961
Cheniere Energy Inc.(a)(b)	7,976	157,925
Chesapeake Energy Corp.	93,165	4,299,565
Chevron Corp.	407,420	34,777,371
Cimarex Energy Co.	15,848	867,520
Clayton Williams Energy Inc.(a)	1,027	53,907
CNX Gas Corp.(a)	5,149	166,210
Comstock Resources Inc.(a)	8,248	332,394
Concho Resources Inc.(a)	4,273	109,560
ConocoPhillips	309,803	23,610,087
Contango Oil & Gas Co.(a)	2,425	156,679
Continental Resources Inc.(a)	5,445	173,641
Crosstex Energy Inc.	7,109	241,351
CVR Energy Inc.(a)	3,747	86,293
Delek US Holdings Inc.	2,169	27,481
Delta Petroleum Corp.(a)(b)	12,658	285,311
Denbury Resources Inc.(a)	45,872	1,309,646
Devon Energy Corp.	84,350	8,800,235
Diamond Offshore Drilling Inc.	12,851	1,495,856
Edge Petroleum Corp.(a)	5,253	21,170
Encore Acquisition Co.(a)	10,095	406,627
Energy Partners Ltd.(a)	5,215	49,386
ENSCO International Inc.	28,090	1,758,996
EOG Resources Inc.	46,390	5,566,800
EXCO Resources Inc.(a)	12,701	234,968
Exxon Mobil Corp.	1,014,151	85,776,892
Forest Oil Corp.(a)	14,816	725,391
Frontier Oil Corp.	19,876	541,820
FX Energy Inc.(a)	11,796	50,251
GeoGlobal Resources Inc.(a)(b)	5,952	16,606
GeoMet Inc.(a)	3,328	22,164
GMX Resources Inc.(a)	2,874	100,389
Goodrich Petroleum Corp.(a)	3,509	105,551
Grey Wolf Inc.(a)	34,079	231,056
Gulfport Energy Corp.(a)	4,212	44,647
Harvest Natural Resources Inc.(a)	6,917	83,419
Helmerich & Payne Inc.	19,631	920,105
Hess Corp.	52,765	4,652,818
Holly Corp.	7,870	341,637
Marathon Oil Corp.	136,537	6,226,087
Mariner Energy Inc.(a)	16,447	444,233
McMoRan Exploration Co.(a)(b)	9,332	161,350
Meridian Resource Corp. (The)(a)	16,476	24,384
Murphy Oil Corp.	35,871	2,946,444
Nabors Industries Ltd.(a)	53,019	1,790,452
Newfield Exploration Co.(a)	24,618	1,301,061
Noble Corp.	50,585	2,512,557
Noble Energy Inc.	32,265	2,348,892
Occidental Petroleum Corp.	158,088	11,567,299
Oilsands Quest Inc.(a)	25,808	101,684

Parallel Petroleum Corp.(a)	7,662	149,945
Parker Drilling Co.(a)	20,577	132,927
Patterson-UTI Energy Inc.	30,373	795,165
Penn Virginia Corp.	7,665	337,950
PetroCorp Inc. Escrow(c)	1,248	0
Petrohawk Energy Corp.(a)	36,752	741,288
Petroleum Development Corp.(a)	2,742	189,938
PetroQuest Energy Inc.(a)	7,651	132,668
Pioneer Drilling Co.(a)	9,147	145,712
Pioneer Natural Resources Co.	23,195	1,139,338
Plains Exploration & Production Co.(a)	21,212	1,127,206
Pride International Inc.(a)	31,165	1,089,217
Quicksilver Resources Inc.(a)	18,914	690,928
Range Resources Corp.	27,970	1,774,696
Rex Energy Corp.(a)	1,804	30,019
Rosetta Resources Inc.(a)	10,631	209,112
Rowan Companies Inc.	20,923	861,609
SandRidge Energy Inc.(a)	5,278	206,634
Southwestern Energy Co.(a)	64,058	2,158,114
St. Mary Land & Exploration Co.	11,860	456,610
Stone Energy Corp.(a)	5,645	295,290
SulphCo Inc.(a)(b)	8,248	34,394
Sunoco Inc.	22,980	1,205,761
Swift Energy Co.(a)	5,747	258,558
Tesoro Corp.	25,850	775,500
Toreador Resources Corp.(a)	2,784	21,660
Transocean Inc.(a)	58,850	7,956,520
TXCO Resources Inc.(a)	6,209	76,867
Unit Corp.(a)	8,775	497,104
VAALCO Energy Inc.(a)	10,902	54,183
Valero Energy Corp.	104,192	5,116,869
Venoco Inc.(a)	2,881	33,477
W&T Offshore Inc.	5,147	175,564
Warren Resources Inc.(a)	10,803	128,232
Western Refining Inc.	5,018	67,592
Whiting Petroleum Corp.(a)	7,978	515,778
XTO Energy Inc.	96,795	5,987,739

		260,358,441
OIL & GAS SERVICES – 2.05%
Allis-Chalmers Energy Inc.(a)	4,678	64,510
Baker Hughes Inc.	60,892	4,171,102
Basic Energy Services Inc.(a)	8,695	191,986
BJ Services Co.	55,351	1,578,057
Cal Dive International Inc.(a)	7,908	82,085
Cameron International Corp.(a)	41,590	1,731,808
CARBO Ceramics Inc.	4,385	175,838
Complete Production Services Inc.(a)	7,880	180,767
Dawson Geophysical Co.(a)	1,405	94,837
Dresser-Rand Group Inc.(a)	16,121	495,721
Dril-Quip Inc.(a)	5,084	236,253
Exterran Holdings Inc.(a)	11,387	734,917
Flotek Industries Inc.(a)	5,029	73,373
FMC Technologies Inc.(a)	24,486	1,393,009
Geokinetics Inc.(a)	1,256	22,759
Global Industries Ltd.(a)	17,346	279,097
Grant Prideco Inc.(a)	24,106	1,186,497
Gulf Island Fabrication Inc.	1,973	56,665
Halliburton Co.	173,558	6,826,036
Helix Energy Solutions Group Inc.(a)	17,345	546,368
Hercules Offshore Inc.(a)	15,562	390,917
Hornbeck Offshore Services Inc.(a)	4,236	193,458
ION Geophysical Corp.(a)(b)	15,492	213,790
Lufkin Industries Inc.	3,167	202,118
Matrix Service Co.(a)	4,970	85,385
NATCO Group Inc. Class A(a)	3,530	165,027
National Oilwell Varco Inc.(a)	67,164	3,921,034
Newpark Resources Inc.(a)	16,579	84,553

Oceaneering International Inc.(a)	10,375	653,625
Oil States International Inc.(a)	9,276	415,658
RPC Inc.	5,945	90,305
Schlumberger Ltd.	223,517	19,445,979
SEACOR Holdings Inc.(a)	4,270	364,487
Smith International Inc.	37,863	2,431,940
Superior Energy Services Inc.(a)	15,148	600,164
Superior Offshore International Inc.(a)	1,867	6,180
Superior Well Services Inc.(a)	2,891	63,226
T-3 Energy Services Inc.(a)	1,284	54,647
Tetra Technologies Inc.(a)	14,028	222,204
Tidewater Inc.	9,994	550,769
Trico Marine Services Inc.(a)	2,194	85,500
Union Drilling Inc.(a)	2,534	44,320
Weatherford International Ltd.(a)	64,109	4,645,979
W-H Energy Services Inc.(a)	5,780	397,953
Willbros Group Inc.(a)	6,923	211,844

		55,662,747
PACKAGING & CONTAINERS – 0.25%
AEP Industries Inc.(a)	1,195	36,197
Ball Corp.	19,221	883,013
Bemis Co. Inc.	19,671	500,234
Chesapeake Corp.	3,675	17,677
Crown Holdings Inc.(a)	31,121	783,004
Graphic Packaging Holding Co.(a)	12,665	36,982
Greif Inc. Class A	6,276	426,329
Owens-Illinois Inc.(a)	29,278	1,652,158
Packaging Corp. of America	17,397	388,475
Pactiv Corp.(a)	24,772	649,274
Sealed Air Corp.	30,655	774,039
Silgan Holdings Inc.	4,579	227,256
Sonoco Products Co.	18,760	537,099

		6,911,737
PHARMACEUTICALS – 4.97%
Abbott Laboratories	292,046	16,106,337
ACADIA Pharmaceuticals Inc.(a)	5,710	51,733
Akorn Inc.(a)	10,154	48,028
Alexza Pharmaceuticals Inc.(a)	3,746	25,772
Alkermes Inc.(a)	19,233	228,488
Allergan Inc.	57,679	3,252,519
Allos Therapeutics Inc.(a)	7,698	46,804
Alnylam Pharmaceuticals Inc.(a)(b)	6,518	159,039
Alpharma Inc. Class A(a)	7,997	209,601
Altus Pharmaceuticals Inc.(a)(b)	3,874	17,627
AmerisourceBergen Corp.	31,666	1,297,673
Amicus Therapeutics Inc.(a)	927	9,919
Amylin Pharmaceuticals Inc.(a)(b)	25,559	746,578
Animal Health International Inc.(a)	2,176	23,805
APP Pharmaceuticals Inc.(a)	4,611	55,701
Array BioPharma Inc.(a)	8,668	60,763
Auxilium Pharmaceuticals Inc.(a)	5,866	156,857
Barr Pharmaceuticals Inc.(a)	20,783	1,004,027
Bentley Pharmaceuticals Inc.(a)	3,522	57,232
Biodel Inc.(a)	929	10,080
BioForm Medical Inc.(a)	2,080	9,568
BioMarin Pharmaceutical Inc.(a)(b)	18,040	638,075
Bionovo Inc.(a)(b)	8,296	10,536
Bristol-Myers Squibb Co.	373,300	7,951,290
Cadence Pharmaceuticals Inc.(a)	7,017	41,751
Caraco Pharmaceutical Laboratories Ltd.(a)	1,838	32,992
Cardinal Health Inc.	69,256	3,636,633
Cephalon Inc.(a)	12,456	802,166
Cubist Pharmaceuticals Inc.(a)(b)	10,208	188,031
CV Therapeutics Inc.(a)(b)	10,952	78,088
Cypress Bioscience Inc.(a)	6,962	49,848
Cytrx Corp.(a)(b)	16,074	18,485

Dendreon Corp.(a)(b)	15,388	74,170
Discovery Laboratories Inc.(a)	15,594	36,646
DURECT Corp.(a)	14,393	75,563
Eli Lilly and Co.	188,415	9,720,330
Emergent BioSolutions Inc.(a)	1,108	9,883
Endo Pharmaceuticals Holdings Inc.(a)	25,445	609,153
Express Scripts Inc.(a)	41,889	2,694,300
Forest Laboratories Inc.(a)	60,979	2,439,770
Gilead Sciences Inc.(a)	177,215	9,131,889
HealthExtras Inc.(a)	5,700	141,588
Herbalife Ltd.	8,798	417,905
Hospira Inc.(a)	29,648	1,268,045
Idenix Pharmaceuticals Inc.(a)(b)	4,595	23,067
I-Flow Corp.(a)	3,787	53,132
ImClone Systems Inc.(a)	11,335	480,831
Indevus Pharmaceuticals Inc.(a)	11,234	53,586
Isis Pharmaceuticals Inc.(a)(b)	18,179	256,506
Javelin Pharmaceuticals Inc.(a)	7,837	22,022
Jazz Pharmaceuticals Inc.(a)	1,125	10,147
King Pharmaceuticals Inc.(a)	45,937	399,652
K-V Pharmaceutical Co. Class A(a)	6,522	162,789
Ligand Pharmaceuticals Inc. Class B	16,631	66,524
Mannatech Inc.(b)	2,885	20,570
MannKind Corp.(a)(b)	9,703	57,927
MAP Pharmaceuticals Inc.(a)	1,121	15,660
Medarex Inc.(a)	24,005	212,444
Medco Health Solutions Inc.(a)	99,495	4,356,886
Medicines Co. (The)(a)	9,543	192,769
Medicis Pharmaceutical Corp. Class A	10,304	202,886
Merck & Co. Inc.	410,960	15,595,932
Mylan Inc.(b)	56,736	658,138
Nabi Biopharmaceuticals(a)	11,177	44,932
Nastech Pharmaceutical Co. Inc.(a)(b)	4,690	11,022
NBTY Inc.(a)	10,504	314,595
Neurocrine Biosciences Inc.(a)	7,000	37,800
Neurogen Corp.(a)	5,837	10,857
Noven Pharmaceuticals Inc.(a)	4,587	41,191
Obagi Medical Products Inc.(a)	992	8,611
Omnicare Inc.	22,764	413,394
Onyx Pharmaceuticals Inc.(a)	10,302	299,067
OSI Pharmaceuticals Inc.(a)	10,899	407,514
Osiris Therapeutics Inc.(a)(b)	4,282	53,868
Pain Therapeutics Inc.(a)	6,640	56,108
Par Pharmaceutical Companies Inc.(a)	6,630	115,296
Penwest Pharmaceuticals Co.(a)	4,294	11,164
Perrigo Co.	14,590	550,481
PetMed Express Inc.(a)	3,970	44,027
Pfizer Inc.	1,330,713	27,851,823
PharMerica Corp.(a)	4,960	82,187
Poniard Pharmaceuticals Inc.(a)	4,287	14,361
POZEN Inc.(a)(b)	4,689	48,578
Progenics Pharmaceuticals Inc.(a)	4,787	31,259
Rigel Pharmaceuticals Inc.(a)	6,453	120,413
Salix Pharmaceuticals Ltd.(a)(b)	8,698	54,623
Santarus Inc.(a)	9,360	24,055
Schering-Plough Corp.	307,398	4,429,605
Sciele Pharma Inc.(a)(b)	6,503	126,809
Sepracor Inc.(a)	20,014	390,673
Sirtris Pharmaceuticals Inc.(a)(b)	1,109	14,406
Somaxon Pharmaceuticals Inc.(a)	1,866	8,864
Sucampo Pharmaceuticals Inc.(a)	795	6,360
Synta Pharmaceuticals Corp.(a)(b)	928	7,508
Synutra International Inc.(a)(b)	804	25,125
Tiens Biotech Group (USA) Inc.(a)	643	1,363
Trubion Pharmaceuticals Inc.(a)(b)	1,605	15,151
United Therapeutics Corp.(a)	4,193	363,533
USANA Health Sciences Inc.(a)(b)	1,558	34,323
Valeant Pharmaceuticals International(a)	18,365	235,623

Vanda Pharmaceuticals Inc.(a)	4,898	18,955
VCA Antech Inc.(a)	15,729	430,188
ViroPharma Inc.(a)	12,868	115,040
VIVUS Inc.(a)	10,761	64,889
Warner Chilcott Ltd. Class A(a)	17,409	313,362
Watson Pharmaceuticals Inc.(a)	19,256	564,586
Wyeth	255,125	10,654,020
XenoPort Inc.(a)	4,157	168,234
Zymogenetics Inc.(a)	7,171	70,276

		135,192,875
PIPELINES – 0.50%
El Paso Corp.	133,853	2,227,314
Equitable Resources Inc.	22,987	1,353,934
National Fuel Gas Co.	15,857	748,609
ONEOK Inc.	19,517	871,044
Questar Corp.	32,619	1,844,931
Spectra Energy Corp.	120,411	2,739,350
Williams Companies Inc. (The)	113,783	3,752,563

		13,537,745
REAL ESTATE – 0.11%
Avatar Holdings Inc.(a)(b)	1,119	48,777
CB Richard Ellis Group Inc. Class A(a)(b)	33,077	715,786
Consolidated-Tomoka Land Co.	1,119	62,720
Forest City Enterprises Inc. Class A	13,723	505,006
Forestar Real Estate Group Inc.(a)	6,612	164,705
FX Real Estate and Entertainment Inc.(a)	1,395	8,203
Grubb & Ellis Co.	7,282	50,027
HFF Inc. Class A(a)	3,036	15,210
Hilltop Holdings Inc.(a)	8,749	90,990
Jones Lang LaSalle Inc.	6,039	467,056
Meruelo Maddux Properties Inc.(a)	8,429	21,410
Resource Capital Corp.	4,054	30,689
St. Joe Co. (The)(b)	17,578	754,624
Stratus Properties Inc.(a)(b)	917	27,024
Tarragon Corp.(a)(b)	2,552	5,487
Thomas Properties Group Inc.	4,380	38,456

		3,006,170
REAL ESTATE INVESTMENT TRUSTS – 1.96%
Acadia Realty Trust	5,929	143,185
Agree Realty Corp.	1,429	39,226
Alesco Financial Inc.(b)	12,201	35,139
Alexander’s Inc.(a)	395	140,028
Alexandria Real Estate Equities Inc.	6,241	578,666
AMB Property Corp.	18,720	1,018,742
American Campus Communities Inc.	5,046	138,059
American Financial Realty Trust	24,012	190,655
Annaly Capital Management Inc.	87,456	1,339,826
Anthracite Capital Inc.(b)	11,989	79,127
Anworth Mortgage Asset Corp.	13,491	82,700
Apartment Investment and Management Co. Class A	17,268	618,367
Arbor Realty Trust Inc.	2,628	39,630
Ashford Hospitality Trust Inc.	19,536	110,964
Associated Estates Realty Corp.	2,845	32,547
AvalonBay Communities Inc.	15,100	1,457,452
BioMed Realty Trust Inc.	12,501	298,649
Boston Properties Inc.	19,414	1,787,447
Brandywine Realty Trust	16,490	279,670
BRE Properties Inc. Class A	9,519	433,686
BRT Realty Trust	1,291	18,087
Camden Property Trust	10,009	502,452
Capital Trust Inc. Class A(b)	2,456	66,189
CapitalSource Inc.	28,826	278,747
CapLease Inc.	8,025	62,354
CBL & Associates Properties Inc.	13,125	308,831

CBRE Realty Finance Inc.	5,305	21,379
Cedar Shopping Centers Inc.	8,154	95,239
Chimera Investment Corp.	6,245	76,814
Colonial Properties Trust	8,570	206,109
Corporate Office Properties Trust	7,946	267,065
Cousins Properties Inc.(b)	7,536	186,215
Crystal River Capital Inc.(b)	4,679	41,783
DCT Industrial Trust Inc.	31,943	318,152
Deerfield Capital Corp.	10,770	15,186
Developers Diversified Realty Corp.	23,648	990,378
DiamondRock Hospitality Co.	17,984	227,857
Digital Realty Trust Inc.	10,541	374,206
Douglas Emmett Inc.	19,450	429,067
Duke Realty Corp.	27,649	630,674
DuPont Fabros Technology Inc.	6,549	107,993
EastGroup Properties Inc.	4,922	228,676
Education Realty Trust Inc.	5,161	64,874
Entertainment Properties Trust	5,243	258,637
Equity Lifestyle Properties Inc.	4,219	208,292
Equity One Inc.	7,758	185,959
Equity Residential	51,269	2,127,151
Essex Property Trust Inc.	4,590	523,168
Extra Space Storage Inc.	13,392	216,816
Federal Realty Investment Trust	11,339	883,875
FelCor Lodging Trust Inc.	11,504	138,393
First Industrial Realty Trust Inc.	8,615	266,117
First Potomac Realty Trust	4,468	68,673
Franklin Street Properties Corp.	10,979	157,219
General Growth Properties Inc.	41,386	1,579,704
Getty Realty Corp.	3,257	51,884
Glimcher Realty Trust	6,834	81,735
GMH Communities Trust	5,796	50,309
Gramercy Capital Corp.(b)	4,597	96,215
HCP Inc.	41,379	1,399,024
Health Care REIT Inc.	16,111	727,089
Healthcare Realty Trust Inc.	9,459	247,353
Hersha Hospitality Trust	7,448	67,255
Highwoods Properties Inc.	10,750	334,003
Home Properties Inc.	6,307	302,673
Hospitality Properties Trust	17,611	599,126
Host Hotels & Resorts Inc.	98,580	1,569,394
HRPT Properties Trust	42,127	283,515
Impac Mortgage Holdings Inc.(b)	14,021	17,807
Inland Real Estate Corp.	10,710	162,899
Investors Real Estate Trust	10,440	102,103
iStar Financial Inc.	25,954	364,135
JER Investors Trust Inc.(b)	4,766	40,416
Kilroy Realty Corp.	6,606	324,421
Kimco Realty Corp.	40,597	1,590,184
Kite Realty Group Trust	3,852	53,928
LaSalle Hotel Properties	8,210	235,873
Lexington Realty Trust	12,201	175,816
Liberty Property Trust	17,957	558,642
LTC Properties Inc.	4,364	112,198
Luminent Mortgage Capital Inc.(b)	8,634	5,008
Macerich Co. (The)	13,849	973,169
Mack-Cali Realty Corp.	12,794	456,874
Maguire Properties Inc.	6,900	98,739
Medical Properties Trust Inc.	12,646	143,153
MFA Mortgage Investments Inc.	29,446	185,510
Mid-America Apartment Communities Inc.	4,880	243,219
Mission West Properties Inc.	3,622	34,228
National Health Investors Inc.	4,293	134,156
National Retail Properties Inc.	13,364	294,676
Nationwide Health Properties Inc.	18,420	621,675
Newcastle Investment Corp.(b)	7,652	63,206
NorthStar Realty Finance Corp.(b)	11,307	92,378
Omega Healthcare Investors Inc.	13,818	239,880

Parkway Properties Inc.(b)	2,931	108,330
Pennsylvania Real Estate Investment Trust	6,931	169,047
Post Properties Inc.	8,302	320,623
ProLogis	48,192	2,836,581
PS Business Parks Inc.	2,936	152,378
Public Storage	23,581	2,089,748
RAIT Financial Trust	11,678	81,045
Ramco-Gershenson Properties Trust	3,422	72,238
Realty Income Corp.(b)	19,006	486,934
Redwood Trust Inc.(b)	4,612	167,646
Regency Centers Corp.	13,097	848,162
Saul Centers Inc.	1,972	99,073
Senior Housing Properties Trust	17,850	423,045
Simon Property Group Inc.	41,885	3,891,535
SL Green Realty Corp.	11,147	908,146
Sovran Self Storage Inc.	4,056	173,232
Strategic Hotels & Resorts Inc.	13,712	180,039
Sun Communities Inc.	2,954	60,557
Sunstone Hotel Investors Inc.	11,517	184,387
Tanger Factory Outlet Centers Inc.	6,402	246,285
Taubman Centers Inc.	10,050	523,605
Thornburg Mortgage Inc.(b)	29,497	31,267
UDR Inc.	25,488	624,966
Universal Health Realty Income Trust	2,175	72,428
Urstadt Biddle Properties Inc. Class A	3,967	62,401
U-Store-It Trust	8,541	96,770
Ventas Inc.	25,603	1,149,831
Vornado Realty Trust	25,470	2,195,769
Washington Real Estate Investment Trust	8,583	286,844
Weingarten Realty Investors	14,411	496,315
Winthrop Realty Trust Inc.	9,326	38,423

		53,187,614
RETAIL – 5.27%
A.C. Moore Arts & Crafts Inc.(a)	3,734	25,466
Abercrombie & Fitch Co. Class A	16,585	1,213,027
Advance Auto Parts Inc.	18,105	616,475
Aeropostale Inc.(a)	12,764	346,032
AFC Enterprises Inc.(a)	5,403	48,573
American Eagle Outfitters Inc.	35,140	615,301
AnnTaylor Stores Corp.(a)	12,112	292,868
Asbury Automotive Group Inc.	4,717	64,906
AutoNation Inc.(a)(b)	26,800	401,196
AutoZone Inc.(a)	8,154	928,170
Barnes & Noble Inc.	8,901	272,816
Bebe Stores Inc.	4,667	50,170
Bed Bath & Beyond Inc.(a)	49,544	1,461,548
Best Buy Co. Inc.	65,663	2,722,388
Big 5 Sporting Goods Corp.	4,182	36,676
Big Lots Inc.(a)	17,229	384,207
BJ’s Restaurants Inc.(a)(b)	3,143	45,291
BJ’s Wholesale Club Inc.(a)	12,308	439,273
Blockbuster Inc. Class A(a)(b)	35,399	115,401
Bob Evans Farms Inc.	5,708	157,484
Bon-Ton Stores Inc. (The)(b)	1,882	10,295
Books-A-Million Inc.	2,734	23,895
Borders Group Inc.	10,800	63,396
Brinker International Inc.	19,634	364,211
Brown Shoe Co. Inc.	8,120	122,369
Buckle Inc. (The)	2,582	115,493
Buffalo Wild Wings Inc.(a)	2,824	69,188
Build-A-Bear Workshop Inc.(a)	2,892	26,288
Burger King Holdings Inc.	12,111	334,990
Cabela’s Inc. Class A(a)(b)	7,168	101,499
Cache Inc.(a)	2,275	25,685
California Pizza Kitchen Inc.(a)	5,397	70,755
CarMax Inc.(a)(b)	40,685	790,103
Carrols Restaurant Group Inc.(a)	1,828	16,324

Casey’s General Store Inc.	9,682	218,813
Cash America International Inc.	5,469	199,072
Casual Male Retail Group Inc.(a)	6,665	27,993
Cato Corp. Class A	5,504	82,230
CBRL Group Inc.	4,550	162,754
CEC Entertainment Inc.(a)	4,417	127,563
Charlotte Russe Holding Inc.(a)(b)	4,600	79,764
Charming Shoppes Inc.(a)	22,814	110,192
Cheesecake Factory Inc. (The)(a)(b)	13,707	298,676
Chico’s FAS Inc.(a)	33,226	236,237
Children’s Place Retail Stores Inc. (The)(a)	4,144	101,777
Chipotle Mexican Grill Inc. Class B(a)	6,201	602,055
Christopher & Banks Corp.	6,681	66,743
Circuit City Stores Inc.	31,470	125,251
Citi Trends Inc.(a)	2,549	47,029
CKE Restaurants Inc.	10,787	121,030
Coldwater Creek Inc.(a)	11,380	57,469
Collective Brands Inc.(a)(b)	12,033	145,840
Conn’s Inc.(a)(b)	2,249	36,681
Copart Inc.(a)	12,882	499,306
Costco Wholesale Corp.	84,724	5,504,518
CSK Auto Corp.(a)	8,110	75,504
CVS Caremark Corp.	279,940	11,340,369
Darden Restaurants Inc.	26,572	864,919
Denny’s Corp.(a)	17,274	51,477
Dick’s Sporting Goods Inc.(a)	15,352	411,127
Dillard’s Inc. Class A(b)	11,282	194,163
Dollar Tree Inc.(a)	17,360	478,962
Domino’s Pizza Inc.	8,083	109,040
Dress Barn Inc.(a)	8,675	112,255
DSW Inc. Class A(a)	2,991	38,733
Eddie Bauer Holdings Inc.(a)	5,613	21,835
EZCORP Inc.(a)	6,821	83,967
Family Dollar Stores Inc.	27,074	527,943
FGX International Holdings Ltd.(a)	2,243	26,826
Finish Line Inc. (The) Class A	7,838	37,309
First Cash Financial Services Inc.(a)	4,838	49,977
Foot Locker Inc.	29,313	345,014
Fred’s Inc.	7,394	75,789
GameStop Corp. Class A(a)	30,074	1,555,127
Gander Mountain Co.(a)(b)	947	5,758
Gap Inc. (The)	104,348	2,053,569
Genesco Inc.(a)	4,195	96,946
Group 1 Automotive Inc.	4,481	105,214
Haverty Furniture Companies Inc.	3,656	38,900
hhgregg Inc.(a)	1,724	19,395
Hibbett Sports Inc.(a)(b)	5,831	90,031
Home Depot Inc.	320,463	8,963,350
Hot Topic Inc.(a)	8,165	35,191
IHOP Corp.(b)	3,353	160,609
Insight Enterprises Inc.(a)	8,957	156,748
J. Crew Group Inc.(a)	7,436	328,448
J.C. Penney Co. Inc.	42,622	1,607,276
Jack in the Box Inc.(a)	11,862	318,732
Jamba Inc.(a)(b)	9,660	25,599
Jo-Ann Stores Inc.(a)	4,669	68,774
Jos. A. Bank Clothiers Inc.(a)(b)	3,328	68,224
Kenneth Cole Productions Inc. Class A	1,824	30,899
Kohl’s Corp.(a)	61,197	2,624,739
Krispy Kreme Doughnuts Inc.(a)(b)	11,914	36,338
Landry’s Restaurants Inc.	2,800	45,584
Limited Brands Inc.	60,230	1,029,933
Lithia Motors Inc. Class A	2,928	29,748
Longs Drug Stores Corp.	6,260	265,800
Lowe’s Companies Inc.	285,550	6,550,517
lululemon athletica inc.(a)(b)	2,647	75,254
Macy’s Inc.	83,217	1,918,984
MarineMax Inc.(a)	3,017	37,592

McCormick & Schmick’s Seafood Restaurants Inc.(a)	2,696	31,408
McDonald’s Corp.	226,158	12,612,832
Men’s Wearhouse Inc. (The)	10,198	237,307
Morton’s Restaurant Group Inc.(a)	1,956	15,511
Movado Group Inc.	3,241	63,167
MSC Industrial Direct Co. Inc. Class A	8,682	366,815
New York & Co. Inc.(a)	4,006	22,994
99 Cents Only Stores(a)(b)	8,646	85,509
Nordstrom Inc.	41,797	1,362,582
Nu Skin Enterprises Inc. Class A	10,629	191,535
O’Charley’s Inc.	4,410	50,803
Office Depot Inc.(a)	51,783	572,202
OfficeMax Inc.	14,265	273,032
O’Reilly Automotive Inc.(a)	21,382	609,815
P.F. Chang’s China Bistro Inc.(a)(b)	4,748	135,033
Pacific Sunwear of California Inc.(a)	12,948	163,274
Panera Bread Co. Class A(a)(b)	5,241	219,545
Pantry Inc. (The)(a)	4,218	88,915
Papa John’s International Inc.(a)	3,958	95,823
PC Connection Inc.(a)	1,722	13,638
Penske Automotive Group Inc.	10,387	202,131
Pep Boys - Manny, Moe & Jack (The)	7,763	77,319
PetSmart Inc.	24,455	499,860
Pier 1 Imports Inc.(a)	16,276	102,213
PriceSmart Inc.	2,537	70,300
RadioShack Corp.	25,502	414,408
Red Robin Gourmet Burgers Inc.(a)(b)	3,077	115,603
Regis Corp.	8,237	226,435
Retail Ventures Inc.(a)	5,101	24,740
Rite Aid Corp.(a)(b)	127,949	376,170
Ross Stores Inc.	26,371	790,075
Ruby Tuesday Inc.	10,013	75,098
Rush Enterprises Inc. Class A(a)	6,112	96,814
Ruth’s Chris Steak House Inc.(a)	3,504	24,213
Saks Inc.(a)	26,571	331,340
Sally Beauty Co. Inc.(a)	17,258	119,080
School Specialty Inc.(a)	3,970	125,214
Sears Holdings Corp.(a)(b)	13,229	1,350,549
Select Comfort Corp.(a)(b)	9,084	32,702
Shoe Carnival Inc.(a)	1,750	23,678
Sonic Automotive Inc.	5,715	117,443
Sonic Corp.(a)	12,018	264,877
Stage Stores Inc.	8,007	129,713
Staples Inc.	136,008	3,007,137
Starbucks Corp.(a)	141,094	2,469,145
Steak n Shake Co. (The)(a)	5,252	41,333
Stein Mart Inc.	5,003	28,117
Systemax Inc.(b)	1,952	23,541
Talbots Inc. (The)(b)	4,272	46,052
Target Corp.	162,198	8,220,195
Texas Roadhouse Inc. Class A(a)	9,704	95,099
Tiffany & Co.	24,055	1,006,461
Tim Hortons Inc.	35,794	1,218,786
TJX Companies Inc. (The)	81,294	2,688,393
Tractor Supply Co.(a)	6,617	261,504
Triarc Companies Inc. Class B	11,775	81,365
Tuesday Morning Corp.(a)	5,527	28,630
Tween Brands Inc.(a)	5,155	127,535
Ulta Salon Cosmetics & Fragrance Inc.(a)(b)	2,443	34,300
Under Armour Inc. Class A(a)(b)	4,572	167,335
Urban Outfitters Inc.(a)	21,348	669,260
Walgreen Co.	189,092	7,202,514
Wal-Mart Stores Inc.	456,883	24,068,596
Wendy’s International Inc.	16,365	377,377
West Marine Inc.(a)(b)	2,718	18,944
Wet Seal Inc. Class A(a)	15,544	52,694
Williams-Sonoma Inc.	17,057	413,462

World Fuel Services Corp.	5,268	147,873
Yum! Brands Inc.	90,477	3,366,649
Zale Corp.(a)(b)	9,023	178,294
Zumiez Inc.(a)(b)	3,251	51,008

		143,304,554
SAVINGS & LOANS – 0.37%
Abington Bancorp Inc.	1,929	19,907
Anchor BanCorp Wisconsin Inc.	3,611	68,501
Astoria Financial Corp.	16,486	447,760
BankAtlantic Bancorp Inc. Class A	8,250	32,258
BankFinancial Corp.	4,272	67,968
BankUnited Financial Corp. Class A(b)	5,892	29,519
Beneficial Mutual Bancorp Inc.(a)	6,739	66,649
Berkshire Hills Bancorp Inc.	2,044	51,488
Brookline Bancorp Inc.	11,631	133,524
Capitol Federal Financial	4,047	151,682
Clifton Savings Bancorp Inc.	2,202	22,196
Dime Community Bancshares Inc.	4,781	83,572
Downey Financial Corp.	3,962	72,822
First Financial Holdings Inc.	2,202	51,659
First Niagara Financial Group Inc.	19,855	269,829
First Place Financial Corp.	3,254	42,302
FirstFed Financial Corp.(a)(b)	2,790	75,749
Flagstar Bancorp Inc.	8,155	58,879
Flushing Financial Corp.	3,962	69,652
Franklin Bank Corp.(a)	5,251	15,911
Guaranty Financial Group Inc.(a)	6,612	70,219
Hudson City Bancorp Inc.	102,571	1,813,455
Investors Bancorp Inc.(a)	9,416	144,536
Kearny Financial Corp.	3,877	42,453
NASB Financial Inc.	695	18,209
New York Community Bancorp Inc.	60,896	1,109,525
NewAlliance Bancshares Inc.	21,713	266,201
Northwest Bancorp Inc.	3,376	92,266
Oritani Financial Corp.(a)	2,245	34,057
People’s United Financial Inc.	48,763	844,088
PFF Bancorp Inc.	4,431	36,866
Provident Financial Services Inc.	12,160	171,942
Provident New York Bancorp	7,815	105,503
Rockville Financial Inc.	1,644	22,523
Roma Financial Corp.	1,864	27,792
Sovereign Bancorp Inc.	81,216	756,933
TFS Financial Corp.	20,384	245,220
TierOne Corp.	3,323	37,483
United Community Financial Corp.	4,943	30,647
ViewPoint Financial Group	2,140	35,331
Washington Federal Inc.	16,465	376,061
Washington Mutual Inc.	168,771	1,738,341
Wauwatosa Holdings Inc.(a)	1,736	20,658
Westfield Financial Inc.	1,901	18,573
WSFS Financial Corp.	1,152	56,771

		9,947,480
SEMICONDUCTORS – 2.44%
Actel Corp.(a)	4,798	73,457
Advanced Analogic Technologies Inc.(a)	7,032	39,520
Advanced Micro Devices Inc.(a)(b)	117,379	691,362
Altera Corp.	58,173	1,072,128
Amkor Technology Inc.(a)	19,286	206,360
ANADIGICS Inc.(a)	10,854	71,202
Analog Devices Inc.	57,368	1,693,503
Applied Materials Inc.	262,203	5,115,581
Applied Micro Circuits Corp.(a)	13,011	93,419
Asyst Technologies Inc.(a)	9,072	31,752
Atmel Corp.(a)	87,430	304,256
ATMI Inc.(a)	6,362	177,054
AuthenTec Inc.(a)	1,438	14,294

Axcelis Technologies Inc.(a)	18,745	104,972
Broadcom Corp. Class A(a)	88,587	1,707,072
Brooks Automation Inc.(a)	13,252	128,809
Cabot Microelectronics Corp.(a)	5,162	165,958
Cavium Networks Inc.(a)	1,239	20,320
Cirrus Logic Inc.(a)	16,250	109,200
Cohu Inc.	4,189	68,071
Conexant Systems Inc.(a)	90,425	52,437
Credence Systems Corp.(a)	18,652	31,708
Cree Inc.(a)(b)	15,891	444,312
Cypress Semiconductor Corp.(a)	29,886	705,608
Diodes Inc.(a)	5,499	120,758
DSP Group Inc.(a)	6,101	77,727
Emulex Corp.(a)	16,214	263,315
Entegris Inc.(a)	21,931	157,684
Exar Corp.(a)	8,888	73,148
Fairchild Semiconductor International Inc. Class A(a)	23,374	278,618
FormFactor Inc.(a)	9,063	173,103
Hittite Microwave Corp.(a)	3,023	113,121
Integrated Device Technology Inc.(a)	34,287	306,183
Intel Corp.	1,101,533	23,330,469
International Rectifier Corp.(a)	13,647	293,411
Intersil Corp. Class A	24,044	617,209
IPG Photonics Corp.(a)	1,844	28,932
IXYS Corp.(a)	4,767	32,559
KLA-Tencor Corp.	34,067	1,263,886
Kulicke and Soffa Industries Inc.(a)	10,660	50,955
Lam Research Corp.(a)	23,399	894,310
Lattice Semiconductor Corp.(a)	21,154	60,077
Linear Technology Corp.	41,812	1,283,210
LSI Corp.(a)	127,304	630,155
LTX Corp.(a)	11,454	35,966
Marvell Technology Group Ltd.(a)	91,078	990,929
Mattson Technology Inc.(a)	9,706	59,110
MEMC Electronic Materials Inc.(a)	42,637	3,022,963
Micrel Inc.	10,246	94,980
Microchip Technology Inc.	35,730	1,169,443
Micron Technology Inc.(a)(b)	142,434	850,331
Microsemi Corp.(a)	14,391	328,115
Microtune Inc.(a)	9,878	36,153
MIPS Technologies Inc. Class A(a)	8,001	31,684
MKS Instruments Inc.(a)	9,328	199,619
Monolithic Power Systems Inc.(a)	5,790	102,078
National Semiconductor Corp.	48,284	884,563
NetLogic Microsystems Inc.(a)	3,040	73,386
Novellus Systems Inc.(a)	19,818	417,169
NVIDIA Corp.(a)	103,699	2,052,203
OmniVision Technologies Inc.(a)	10,130	170,387
ON Semiconductor Corp.(a)	59,766	339,471
Pericom Semiconductor Corp.(a)	4,791	70,332
Photronics Inc.(a)	7,702	73,554
PLX Technology Inc.(a)	5,293	35,304
PMC-Sierra Inc.(a)	40,500	230,850
QLogic Corp.(a)	26,638	408,893
Rambus Inc.(a)	19,413	452,517
Rubicon Technology Inc.(a)	1,223	35,443
Rudolph Technologies Inc.(a)	5,397	52,729
Semitool Inc.(a)	4,082	33,962
Semtech Corp.(a)	11,886	170,326
Silicon Image Inc.(a)	16,174	81,032
Silicon Laboratories Inc.(a)	9,584	302,279
SiRF Technology Holdings Inc.(a)	11,220	57,110
Skyworks Solutions Inc.(a)(b)	30,749	223,853
Spansion Inc. Class A(a)	25,885	71,184
Standard Microsystems Corp.(a)	4,215	122,994
Supertex Inc.(a)	2,102	42,902
Syntax-Brillian Corp.(a)(b)	10,572	10,361

Techwell Inc.(a)	2,755	29,864
Teradyne Inc.(a)	33,930	421,411
Tessera Technologies Inc.(a)	9,093	189,134
Texas Instruments Inc.	250,895	7,092,802
TriQuint Semiconductor Inc.(a)	25,649	129,784
Ultra Clean Holdings Inc.(a)	3,497	34,271
Ultratech Inc.(a)	4,283	41,160
Varian Semiconductor Equipment Associates Inc.(a)	14,923	420,083
Veeco Instruments Inc.(a)	5,745	95,539
Volterra Semiconductor Corp.(a)(b)	3,876	43,915
Xilinx Inc.	56,222	1,335,273
Zoran Corp.(a)	9,141	124,866

		66,463,462
SOFTWARE – 3.88%
ACI Worldwide Inc.(a)	6,844	136,332
Activision Inc.(a)	53,560	1,462,724
Actuate Corp.(a)	11,158	45,748
Acxiom Corp.	11,695	138,820
Adobe Systems Inc.(a)	104,815	3,730,366
Advent Software Inc.(a)	3,378	143,970
Allscripts Healthcare Solutions Inc.(a)	10,211	105,378
American Reprographics Co.(a)	5,480	81,323
ANSYS Inc.(a)	14,565	502,784
Autodesk Inc.(a)	44,233	1,392,455
Automatic Data Processing Inc.	99,333	4,210,726
Avid Technology Inc.(a)(b)	7,607	185,154
BEA Systems Inc.(a)	78,910	1,511,127
Blackbaud Inc.	8,110	196,911
Blackboard Inc.(a)	5,273	175,749
BladeLogic Inc.(a)	1,091	30,603
BMC Software Inc.(a)	37,971	1,234,817
Borland Software Corp.(a)	13,399	27,066
Bottomline Technologies Inc.(a)	3,987	50,236
Broadridge Financial Solutions Inc.	26,223	461,525
CA Inc.	78,734	1,771,515
Cerner Corp.(a)(b)	12,505	466,186
Citrix Systems Inc.(a)	35,917	1,053,446
CommVault Systems Inc.(a)	6,545	81,158
Computer Programs and Systems Inc.	1,680	35,112
Compuware Corp.(a)	52,210	383,221
Concur Technologies Inc.(a)	7,995	248,245
CSG Systems International Inc.(a)	7,949	90,380
Deltek Inc.(a)	1,678	21,780
Digi International Inc.(a)	4,586	52,922
DivX Inc.(a)	4,282	29,974
Double-Take Software Inc.(a)	1,550	18,104
Dun & Bradstreet Corp. (The)	10,803	879,148
Eclipsys Corp.(a)	8,418	165,077
Electronic Arts Inc.(a)	58,915	2,941,037
Epicor Software Corp.(a)	10,712	119,974
EPIQ Systems Inc.(a)	5,712	88,650
Fair Isaac Corp.	9,647	207,603
FalconStor Software Inc.(a)	5,905	44,937
Fidelity National Information Services Inc.	36,391	1,387,953
Fiserv Inc.(a)	31,876	1,532,917
Global Payments Inc.	15,103	624,660
Glu Mobile Inc.(a)(b)	1,364	6,124
Guidance Software Inc.(a)	603	5,397
IMS Health Inc.	34,755	730,203
Informatica Corp.(a)	16,778	286,233
infoUSA Inc.	6,001	36,666
InnerWorkings Inc.(a)	4,297	60,287
Interactive Intelligence Inc.(a)	2,409	28,354
Intuit Inc.(a)	64,397	1,739,363
INVESTools Inc.(a)(b)	9,576	105,240
JDA Software Group Inc.(a)	4,727	86,268

Lawson Software Inc.(a)	22,919	172,580
ManTech International Corp. Class A(a)	3,601	163,341
MasterCard Inc. Class A	15,149	3,378,076
Metavante Technologies Inc.(a)	16,172	323,278
Microsoft Corp.	1,556,382	44,170,121
MicroStrategy Inc. Class A(a)	1,832	135,550
Midway Games Inc.(a)(b)	4,262	11,507
MoneyGram International Inc.	15,788	29,366
Monotype Imaging Holdings Inc.(a)	2,044	30,885
MSC Software Corp.(a)	9,989	129,757
MSCI Inc. Class A(a)	2,590	77,053
NAVTEQ Corp.(a)	18,444	1,254,192
NetSuite Inc.(a)	1,617	34,830
Novell Inc.(a)	65,288	410,662
Nuance Communications Inc.(a)(b)	28,129	489,726
Omnicell Inc.(a)	6,195	124,520
Omniture Inc.(a)	8,265	191,831
OpenTV Corp.(a)	17,275	20,385
Oracle Corp.(a)	731,411	14,306,399
Packeteer Inc.(a)	6,638	33,787
Parametric Technology Corp.(a)	21,698	346,734
Paychex Inc.	64,063	2,194,798
PDF Solutions Inc.(a)	4,186	23,065
Pegasystems Inc.	2,542	24,479
Phase Forward Inc.(a)	7,575	129,381
Progress Software Corp.(a)	7,875	235,620
PROS Holdings Inc.(a)	1,451	18,210
QAD Inc.	2,659	22,362
Quality Systems Inc.(b)	3,145	93,941
Quest Software Inc.(a)	12,572	164,316
Red Hat Inc.(a)	36,164	665,056
Renaissance Learning Inc.(b)	1,573	22,006
Salesforce.com Inc.(a)	17,902	1,035,989
Schawk Inc.	2,711	43,349
SeaChange International Inc.(a)	5,423	38,124
SEI Investments Co.	24,547	606,065
Smith Micro Software Inc.(a)	5,457	33,397
Solera Holdings Inc.(a)	4,836	117,805
SourceForge Inc.(a)	12,428	24,732
SPSS Inc.(a)	3,387	131,348
Sybase Inc.(a)	17,239	453,386
Synchronoss Technologies Inc.(a)	3,392	67,942
SYNNEX Corp.(a)	3,007	63,809
Take-Two Interactive Software Inc.(a)	14,869	379,457
Taleo Corp. Class A(a)	3,051	59,189
THQ Inc.(a)	12,704	276,947
Total System Services Inc.	37,186	879,821
Trident Microsystems Inc.(a)	10,523	54,193
Ultimate Software Group Inc.(a)	5,387	161,933
Unica Corp.(a)	1,739	11,825
VeriFone Holdings Inc.(a)	11,687	185,473
VMware Inc. Class A(a)(b)	7,143	305,863
Wind River Systems Inc.(a)	13,767	106,557

		105,616,966
STORAGE & WAREHOUSING – 0.00%
Mobile Mini Inc.(a)(b)	6,624	125,856

		125,856
TELECOMMUNICATIONS – 5.49%
Acme Packet Inc.(a)	4,067	32,495
Adaptec Inc.(a)	21,811	64,124
ADC Telecommunications Inc.(a)	22,185	267,991
ADTRAN Inc.	10,863	200,966
Airvana Inc.(a)	1,570	8,211
Alaska Communications Systems Group Inc.	7,876	96,402
Amdocs Ltd.(a)	37,326	1,058,565
American Tower Corp. Class A(a)	75,328	2,953,611

Anaren Inc.(a)	3,170	40,132
Anixter International Inc.(a)	5,815	372,393
ARRIS Group Inc.(a)	25,337	147,461
Aruba Networks Inc.(a)	1,469	7,653
AT&T Inc.	1,169,060	44,774,998
Atheros Communications Inc.(a)	11,674	243,286
Atlantic Tele-Network Inc.	1,744	59,000
Avanex Corp.(a)(b)	35,861	25,461
BigBand Networks Inc.(a)	2,277	13,047
Black Box Corp.	3,982	122,845
Cbeyond Inc.(a)	3,811	71,609
Centennial Communications Corp.(a)	4,403	26,022
CenturyTel Inc.	20,633	685,841
Ciena Corp.(a)(b)	16,759	516,680
Cincinnati Bell Inc.(a)	45,661	194,516
Cisco Systems Inc.(a)	1,151,293	27,734,648
Citizens Communications Co.	64,713	678,839
Clearwire Corp. Class A(a)(b)	4,277	63,342
CommScope Inc.(a)	12,403	431,996
Comtech Telecommunications Corp.(a)	4,268	166,452
Consolidated Communications Holdings Inc.	4,353	65,861
Corning Inc.	298,542	7,176,950
CPI International Inc.(a)	1,321	13,104
Crown Castle International Corp.(a)	43,827	1,511,593
Ditech Networks Inc.(a)	6,011	17,672
EchoStar Corp.(a)	7,808	230,648
Embarq Corp.	29,065	1,165,507
EMS Technologies Inc.(a)	2,830	76,806
Extreme Networks Inc.(a)	21,831	67,676
FairPoint Communications Inc.	6,498	58,612
FiberTower Corp.(a)	18,972	33,391
Finisar Corp.(a)	49,394	63,224
Foundry Networks Inc.(a)	27,381	317,072
General Communication Inc. Class A(a)	9,884	60,688
GeoEye Inc.(a)	3,258	84,675
Global Crossing Ltd.(a)	6,620	100,359
Globalstar Inc.(a)(b)	3,572	26,040
Harmonic Inc.(a)	17,369	132,004
Harris Corp.	25,258	1,225,771
Harris Stratex Networks Inc.(a)	4,587	46,008
Hughes Communications Inc.(a)	1,179	59,752
Hungarian Telephone and Cable Corp.(a)	662	11,486
Hypercom Corp.(a)	9,814	42,593
ICO Global Communications (Holdings) Ltd.(a)	18,955	58,571
IDT Corp. Class B(a)	9,123	35,306
Infinera Corp.(a)	2,990	35,880
InterDigital Inc.(a)	8,650	171,357
Iowa Telecommunications Services Inc.	7,249	128,525
iPCS Inc.	3,141	73,342
Ixia(a)	8,084	62,732
JDS Uniphase Corp.(a)	42,248	565,701
Juniper Networks Inc.(a)	97,840	2,446,000
Knology Inc.(a)	4,795	62,095
Leap Wireless International Inc.(a)(b)	10,041	467,911
Level 3 Communications Inc.(a)(b)	287,482	609,462
Loral Space & Communications Inc.(a)	2,112	50,350
MasTec Inc.(a)	7,825	64,243
MetroPCS Communications Inc.(a)	10,606	180,302
Motorola Inc.	439,770	4,089,861
MRV Communications Inc.(a)	29,011	39,745
NETGEAR Inc.(a)	6,380	127,281
Network Equipment Technologies Inc.(a)	4,857	31,910
NeuStar Inc. Class A(a)	14,267	377,790
Neutral Tandem Inc.(a)	1,250	22,513
Newport Corp.(a)	6,446	72,002
NextWave Wireless Inc.(a)(b)	6,631	33,487
NII Holdings Inc. Class B(a)	32,719	1,039,810
Novatel Wireless Inc.(a)	6,039	58,458

NTELOS Holdings Corp.	5,119	123,880
Oplink Communications Inc.(a)	4,103	36,394
Opnext Inc.(a)	3,438	18,737
Optium Corp.(a)	2,260	15,888
ORBCOMM Inc.(a)(b)	4,832	23,967
PAETEC Holding Corp.(a)	13,772	91,722
Plantronics Inc.	8,870	171,280
Polycom Inc.(a)	17,289	389,694
Powerwave Technologies Inc.(a)	24,014	61,236
Preformed Line Products Co.	450	21,906
Premiere Global Services Inc.(a)	11,799	169,198
QUALCOMM Inc.	316,134	12,961,494
Qwest Communications International Inc.	304,275	1,378,366
RCN Corp.(a)	5,631	62,955
RF Micro Devices Inc.(a)	50,340	133,904
Rural Cellular Corp. Class A(a)	2,251	99,562
SAVVIS Inc.(a)	5,066	82,424
SBA Communications Corp.(a)	20,885	623,000
Shenandoah Telecommunications Co.	4,302	63,842
ShoreTel Inc.(a)	1,671	8,556
Sonus Networks Inc.(a)(b)	49,948	171,821
Sprint Nextel Corp.	534,614	3,576,568
Starent Networks Corp.(a)	2,255	30,443
SureWest Communications	2,662	41,155
Switch & Data Facilities Co. Inc.(a)	2,357	24,065
Sycamore Networks Inc.(a)	33,972	124,338
Symmetricom Inc.(a)	8,557	29,864
Syniverse Holdings Inc.(a)	5,034	83,866
Tekelec(a)	13,208	164,440
TeleCorp PCS Inc. Escrow(c)	6,715	1
Telephone and Data Systems Inc.	19,361	760,306
Tellabs Inc.(a)	77,739	423,678
3Com Corp.(a)	73,905	169,242
Time Warner Telecom Inc. Class A(a)(b)	27,157	420,662
United States Cellular Corp.(a)	3,130	172,150
USA Mobility Inc.(a)	4,255	30,381
UTStarcom Inc.(a)(b)	19,652	55,812
Veraz Networks Inc.(a)	1,676	4,123
Verizon Communications Inc.	547,888	19,970,518
Viasat Inc.(a)	4,472	97,132
Virgin Media Inc.	55,627	782,672
Virgin Mobile USA Inc. Class A(a)	5,142	10,438
Vonage Holdings Corp.(a)(b)	11,916	22,045
Windstream Corp.	90,415	1,080,459

		149,334,896
TEXTILES – 0.06%
Cintas Corp.	25,577	729,968
G&K Services Inc. Class A	3,960	141,016
Mohawk Industries Inc.(a)(b)	10,390	744,028
UniFirst Corp.	2,634	97,695

		1,712,707
TOYS, GAMES & HOBBIES – 0.10%
Hasbro Inc.	28,139	785,078
JAKKS Pacific Inc.(a)	5,194	143,199
LeapFrog Enterprises Inc.(a)	6,347	44,746
Marvel Entertainment Inc.(a)	9,809	262,783
Mattel Inc.	69,587	1,384,781
RC2 Corp.(a)	3,971	83,272

		2,703,859
TRANSPORTATION – 1.79%
ABX Holdings Inc.(a)	10,821	31,814
Alexander & Baldwin Inc.	8,106	349,206
American Commercial Lines Inc.(a)(b)	10,227	161,587
Arkansas Best Corp.	4,154	132,346
Arlington Tankers Ltd.	2,454	51,534

Atlas Air Worldwide Holdings Inc.(a)	2,529	139,095
Bristow Group Inc.(a)	3,735	200,457
Burlington Northern Santa Fe Corp.	67,503	6,225,127
C.H. Robinson Worldwide Inc.	32,000	1,740,800
Celadon Group Inc.(a)	4,336	41,972
Con-way Inc.	8,634	427,210
CSX Corp.	76,619	4,296,027
Double Hull Tankers Inc.	3,878	41,146
Dynamex Inc.(a)	1,950	49,335
Eagle Bulk Shipping Inc.	8,693	223,932
Expeditors International Washington Inc.	40,724	1,839,910
FedEx Corp.	58,384	5,410,445
Forward Air Corp.	5,558	196,976
Frontline Ltd.	9,141	420,669
Genco Shipping & Trading Ltd.	3,743	211,217
General Maritime Corp.	5,284	124,755
Genesee & Wyoming Inc. Class A(a)(b)	6,375	219,300
Golar LNG Ltd.	6,431	117,494
GulfMark Offshore Inc.(a)	4,722	258,388
Heartland Express Inc.	10,687	152,397
Horizon Lines Inc. Class A	6,196	115,308
Hub Group Inc. Class A(a)	7,880	259,173
J.B. Hunt Transport Services Inc.	16,937	532,330
Kansas City Southern Industries Inc.(a)(b)	14,456	579,830
Kirby Corp.(a)	10,041	572,337
Knight Transportation Inc.(b)	10,543	173,538
Knightsbridge Tankers Ltd.	4,111	109,681
Landstar System Inc.	10,040	523,686
Marten Transport Ltd.(a)	2,817	43,720
Nordic American Tanker Shipping Ltd.	5,760	161,280
Norfolk Southern Corp.	74,641	4,054,499
Old Dominion Freight Line Inc.(a)	5,466	173,983
Overseas Shipholding Group Inc.	6,039	422,972
Pacer International Inc.	6,724	110,475
Patriot Transportation Holding Inc.(a)(b)	305	23,924
PHI Inc.(a)	2,545	80,269
Ryder System Inc.	11,188	681,461
Saia Inc.(a)	2,623	41,601
Ship Finance International Ltd.	6,759	177,627
TBS International Ltd.(a)	900	27,180
Teekay Corp.	7,634	324,216
Ultrapetrol (Bahamas) Ltd.(a)	2,804	28,713
Union Pacific Corp.	51,071	6,403,282
United Parcel Service Inc. Class B	127,208	9,288,728
Universal Truckload Services Inc.(a)	1,024	21,371
UTi Worldwide Inc.	18,630	374,090
Werner Enterprises Inc.	8,575	159,152
YRC Worldwide Inc.(a)(b)	10,599	139,059

		48,666,624
TRUCKING & LEASING – 0.03%
Aircastle Ltd.	5,383	60,559
AMERCO(a)	1,954	111,554
GATX Corp.	9,360	365,695
Greenbrier Companies Inc. (The)	2,950	78,234
TAL International Group Inc.	3,033	71,488
Textainer Group Holdings Ltd.	1,295	19,529

		707,059
WATER – 0.04%
American States Water Co.	3,153	113,508
Aqua America Inc.	24,919	467,979
California Water Service Group	3,609	137,683

Consolidated Water Co. Ltd.	2,643	58,225
PICO Holdings Inc.(a)	2,809	84,916
SJW Corp.	2,794	79,880
Southwest Water Co.	4,441	49,162

		991,353

TOTAL COMMON STOCKS
(Cost: $3,060,368,777)		2,713,599,372

Security	Shares	Value
RIGHTS – 0.00%

DIVERSIFIED FINANCIAL SERVICES – 0.00%
Centerline Holding Co.(b)(c)	9,053	1

		1
INVESTMENT COMPANIES – 0.00%
Ares Capital Corp.(a)	4,341	2,431
MCG Capital Corp.	1,668	1,785

		4,216
REAL ESTATE – 0.00%
FX Real Estate and Entertainment Inc.(a)	701	56

		56

TOTAL RIGHTS
(Cost: $0)		4,273

Security	Shares	Value
SHORT-TERM INVESTMENTS – 1.78%

MONEY MARKET FUNDS – 1.78%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.18%(d)(e)	3,449,026	3,449,026
BGI Cash Premier Fund LLC
3.22%(d)(e)(f)	44,929,735	44,929,735

		48,378,761

TOTAL SHORT-TERM INVESTMENTS
(Cost: $48,378,761)		48,378,761

TOTAL INVESTMENTS IN SECURITIES – 101.59%
(Cost: $3,108,747,538)		2,761,982,406
Other Assets, Less Liabilities – (1.59)%		(43,280,041)

NET ASSETS – 100.00%		$2,718,702,365

NVS - Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.

(d)	Affiliated issuer. See Note 2.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

(f)	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments

iSHARES® RUSSELL 3000 GROWTH INDEX FUND

March 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.87%

ADVERTISING – 0.32%
Clear Channel Outdoor Holdings Inc. Class A(a)	1,689	$32,108
Gaiam Inc.(a)	566	9,803
Getty Images Inc.(a)	1,038	33,216
Greenfield Online Inc.(a)	922	10,935
Harte-Hanks Inc.	1,493	20,409
Interpublic Group of Companies Inc. (The)(a)	12,965	109,036
inVentiv Health Inc.(a)	1,333	38,404
Lamar Advertising Co.(a)(b)	3,640	130,785
Marchex Inc. Class B	926	9,241
Omnicom Group Inc.	14,595	644,807
ValueVision Media Inc. Class A(a)	1,093	6,055

		1,044,799
AEROSPACE & DEFENSE – 2.59%
AAR Corp.(a)	1,488	40,577
AeroVironment Inc.(a)	298	6,094
Alliant Techsystems Inc.(a)	1,274	131,897
Argon ST Inc.(a)	203	3,453
BE Aerospace Inc.(a)	4,054	141,687
Boeing Co. (The)	34,761	2,585,176
Curtiss-Wright Corp.	894	37,083
DRS Technologies Inc.	105	6,119
Esterline Technologies Corp.(a)	312	15,715
GenCorp Inc.(a)	2,396	24,655
General Dynamics Corp.	2,480	206,758
Goodrich Corp.	5,530	318,030
HEICO Corp.	1,084	52,845
Innovative Solutions and Support Inc.(a)	549	5,803
Kaman Corp.	341	9,647
L-3 Communications Holdings Inc.	1,843	201,514
Lockheed Martin Corp.	15,543	1,543,420
Moog Inc. Class A(a)	413	17,433
MTC Technologies Inc.(a)	113	2,687
Northrop Grumman Corp.	974	75,787
Orbital Sciences Corp.(a)	2,135	51,453
Raytheon Co.	10,143	655,339
Rockwell Collins Inc.	7,405	423,196
Spirit AeroSystems Holdings Inc. Class A(a)	2,479	54,984
Teledyne Technologies Inc.(a)	1,336	62,792
TransDigm Group Inc.(a)	409	15,153
Triumph Group Inc.	153	8,710
United Technologies Corp.	26,780	1,843,000

		8,541,007
AGRICULTURE – 2.13%
Alico Inc.	153	6,755
Alliance One International Inc.(a)	4,078	24,631
Altria Group Inc.	52,811	1,172,404

Cadiz Inc.(a)(b)	497	7,644
Carolina Group	2,817	204,373
Maui Land & Pineapple Co. Inc.(a)	57	1,818
Monsanto Co.	24,027	2,679,010
Philip Morris International Inc.	52,811	2,671,180
Tejon Ranch Co.(a)	468	17,466
UST Inc.	3,643	198,616
Vector Group Ltd.	845	14,864

		6,998,761
AIRLINES – 0.18%
AirTran Holdings Inc.(a)	3,905	25,773
Allegiant Travel Co.(a)	239	6,314
AMR Corp.(a)	10,519	94,881
Continental Airlines Inc. Class B(a)	4,307	82,824
Copa Holdings SA Class A	744	28,354
Delta Air Lines Inc.(a)	12,850	110,510
ExpressJet Holdings Inc.(a)	184	484
JetBlue Airways Corp.(a)	1,052	6,102
Northwest Airlines Corp.(a)	7,754	69,708
Pinnacle Airlines Corp.(a)(b)	851	7,429
Southwest Airlines Co.	7,009	86,912
UAL Corp.	3,046	65,580

		584,871
APPAREL – 0.75%
Carter’s Inc.(a)	2,504	40,440
Cherokee Inc.	245	8,249
Coach Inc.(a)	15,503	467,415
Columbia Sportswear Co.	136	5,988
Crocs Inc.(a)(b)	3,512	61,355
Deckers Outdoor Corp.(a)	556	59,948
G-III Apparel Group Ltd.(a)	535	7,180
Guess? Inc.	2,460	99,556
Gymboree Corp.(a)	1,260	50,249
Hanesbrands Inc.(a)	4,303	125,648
Heelys Inc.(a)(b)	279	1,197
Iconix Brand Group Inc.(a)	2,180	37,823
K-Swiss Inc. Class A	348	5,505
Liz Claiborne Inc.	303	5,499
Maidenform Brands Inc.(a)	600	9,762
NexCen Brands Inc.(a)	1,796	6,160
Nike Inc. Class B	15,768	1,072,224
Phillips-Van Heusen Corp.	2,526	95,786
Polo Ralph Lauren Corp.	2,704	157,616
Quiksilver Inc.(a)	1,638	16,069
SKECHERS U.S.A. Inc. Class A(a)	876	17,704
Steven Madden Ltd.(a)	437	7,486
Timberland Co. Class A(a)	735	10,092
True Religion Apparel Inc.(a)(b)	596	11,056
Volcom Inc.(a)	621	12,550
Warnaco Group Inc. (The) (a)	1,022	40,308
Wolverine World Wide Inc.	1,244	36,088

		2,468,953
AUTO MANUFACTURERS – 0.26%
Force Protection Inc.(a)	2,923	5,875
Oshkosh Corp.	3,259	118,237
PACCAR Inc.	16,465	740,925

		865,037
AUTO PARTS & EQUIPMENT – 0.41%
Amerigon Inc. Class A(a)	919	13,601

Autoliv Inc.	1,915	96,133
BorgWarner Inc.	1,101	47,376
Goodyear Tire & Rubber Co. (The)(a)	10,500	270,900
Hayes Lemmerz International Inc.(a)	4,056	11,316
Johnson Controls Inc.	20,782	702,432
Lear Corp.(a)	1,083	28,061
Miller Industries Inc.(a)	119	1,146
Noble International Ltd.	492	3,075
Spartan Motors Inc.	1,371	11,599
Tenneco Inc.(a)	449	12,545
Titan International Inc.	1,032	31,590
Visteon Corp.(a)	2,846	10,701
WABCO Holdings Inc.	2,681	122,307

		1,362,782
BANKS – 0.82%
Bank of Hawaii Corp.	720	35,683
Bank of New York Mellon Corp. (The)	17,313	722,471
Bank of the Ozarks Inc.	420	10,038
Cascade Bancorp	108	1,032
Cass Information Systems Inc.	301	9,500
City Bank	52	1,158
CoBiz Financial Inc.	412	5,364
Discover Financial Services LLC	1,294	21,183
Enterprise Financial Services Corp.(b)	313	7,825
First Busey Corp. Class A(b)	47	993
First Financial Bankshares Inc.	42	1,721
First South Bancorp Inc.	352	7,920
Frontier Financial Corp.	116	2,051
Harleysville National Corp.	81	1,168
K-Fed Bancorp	186	2,122
Northern Trust Corp.	8,202	545,187
Northfield Bancorp Inc.(a)	79	810
Pinnacle Financial Partners Inc.(a)	544	13,926
Preferred Bank	47	784
PrivateBancorp Inc.(b)	498	15,672
Sierra Bancorp(b)	319	6,894
Signature Bank(a)	1,202	30,651
Southside Bancshares Inc.	38	915
State Street Corp.	14,158	1,118,482
Suffolk Bancorp	345	10,930
Superior Bancorp(a)	761	3,782
SVB Financial Group(a)(b)	280	12,219
Synovus Financial Corp.	4,780	52,867
Texas Capital Bancshares Inc.(a)	126	2,127
TrustCo Bank Corp. NY	3,223	28,652
United Bancshares Inc.	110	2,931
United Security Bancshares(b)	340	5,712
Virginia Commerce Bancorp Inc.(a)	624	7,163
Westamerica Bancorporation	331	17,411
Western Alliance Bancorporation(a)(b)	411	5,285
Wilshire Bancorp Inc.	112	856

		2,713,485
BEVERAGES – 3.23%
Anheuser-Busch Companies Inc.	20,231	959,961
Boston Beer Co. Inc. Class A(a)	325	15,450
Brown-Forman Corp. Class B	2,419	160,186
Coca-Cola Bottling Co. Consolidated	262	16,144
Coca-Cola Co. (The)	67,299	4,096,490
Green Mountain Coffee Roasters Inc.(a)	738	23,358
Hansen Natural Corp.(a)(b)	3,007	106,147
Jones Soda Co.(a)(b)	1,094	3,818

National Beverage Corp.	439	3,367
Peet’s Coffee & Tea Inc.(a)	586	13,777
Pepsi Bottling Group Inc.	1,508	51,136
PepsiCo Inc.	71,908	5,191,758

		10,641,592
BIOTECHNOLOGY – 2.11%
Abraxis BioScience Inc.(a)	274	16,188
Acorda Therapeutics Inc.(a)	1,241	22,276
Affymax Inc.(a)	176	2,482
Affymetrix Inc.(a)	2,942	51,220
Alexion Pharmaceuticals Inc.(a)	1,628	96,540
AMAG Pharmaceuticals Inc.(a)	759	30,686
American Oriental Bioengineering Inc.(a)	2,280	18,468
Amgen Inc.(a)	34,304	1,433,221
ARIAD Pharmaceuticals Inc.(a)	1,687	5,685
ArQule Inc.(a)	1,666	7,130
Biogen Idec Inc.(a)	2,392	147,562
BioMimetic Therapeutics Inc.(a)	456	3,648
Celgene Corp.(a)	18,787	1,151,455
Cell Genesys Inc.(a)	3,121	7,334
Charles River Laboratories International Inc.(a)	992	58,468
CryoLife Inc.(a)	950	8,930
Cytokinetics Inc.(a)	1,020	3,386
Encysive Pharmaceuticals Inc.(a)	2,568	6,035
Enzo Biochem Inc.(a)	1,330	12,090
Enzon Pharmaceuticals Inc.(a)	1,622	14,939
Exelixis Inc.(a)	4,631	32,185
Genentech Inc.(a)	20,570	1,669,873
Genomic Health Inc.(a)	586	11,070
GenVec Inc.(a)	2,832	4,984
Genzyme Corp.(a)	11,691	871,447
Geron Corp.(a)	3,118	15,216
GTx Inc.(a)(b)	725	11,658
Halozyme Therapeutics Inc.(a)	2,740	17,426
Human Genome Sciences Inc.(a)	5,753	33,885
Illumina Inc.(a)	2,375	180,262
Immunomedics Inc.(a)	2,124	5,968
Incyte Corp.(a)	2,133	22,418
Integra LifeSciences Holdings Corp.(a)	765	33,255
InterMune Inc.(a)(b)	1,278	18,633
Invitrogen Corp.(a)	750	64,102
Keryx Biopharmaceuticals Inc.(a)	1,876	1,126
Kosan Biosciences Inc.(a)	1,813	2,846
LifeCell Corp.(a)	1,457	61,238
Medivation Inc.(a)(b)	909	12,935
Millennium Pharmaceuticals Inc.(a)	7,952	122,938
Millipore Corp.(a)	2,381	160,503
Molecular Insight Pharmaceuticals Inc.(a)	187	1,264
Momenta Pharmaceuticals Inc.(a)	444	4,853
Myriad Genetics Inc.(a)	1,948	78,485
Nanosphere Inc.(a)	269	2,330
Nektar Therapeutics(a)	3,911	27,142
Novacea Inc.(a)	285	769
Omrix Biopharmaceuticals Inc.(a)	588	8,232
Orexigen Therapeutics Inc.(a)	273	2,812
PDL BioPharma Inc.(a)	5,271	55,820
Protalix BioTherapeutics Inc.(a)	776	2,041
Regeneron Pharmaceuticals Inc.(a)	2,714	52,082
RTI Biologics Inc.(a)	1,969	18,607
Savient Pharmaceuticals Inc.(a)	2,264	45,280
Seattle Genetics Inc.(a)	2,350	21,385
SuperGen Inc.(a)	2,274	5,708

Telik Inc.(a)(b)	2,086	5,090
Tercica Inc.(a)	1,397	8,005
Vertex Pharmaceuticals Inc.(a)	6,143	146,756
XOMA Ltd.(a)	4,824	12,494

		6,950,866
BUILDING MATERIALS – 0.24%
AAON Inc.	593	11,878
Apogee Enterprises Inc.	1,224	18,850
Builders FirstSource Inc.(a)	39	283
China Architectural Engineering Inc.(a)(b)	85	463
Comfort Systems USA Inc.	183	2,381
Drew Industries Inc.(a)	770	18,834
Eagle Materials Inc.	1,908	67,829
Interline Brands Inc.(a)	470	8,718
Lennox International Inc.	332	11,942
Martin Marietta Materials Inc.(b)	1,873	198,856
Masco Corp.	929	18,422
NCI Building Systems Inc.(a)	129	3,122
PGT Inc.(a)	133	364
Simpson Manufacturing Co. Inc.(b)	744	20,222
Texas Industries Inc.	472	28,372
Trane Inc.	7,993	366,879
Trex Co. Inc.(a)(b)	51	402
U.S. Concrete Inc.(a)	563	2,139

		779,956
CHEMICALS – 1.28%
Air Products and Chemicals Inc.	4,489	412,988
Airgas Inc.	3,253	147,914
Albemarle Corp.	3,537	129,171
American Vanguard Corp.	772	12,846
Balchem Corp.	759	17,396
Cabot Corp.	2,123	59,444
Celanese Corp. Class A	3,679	143,665
CF Industries Holdings Inc.	246	25,491
Chemtura Corp.	640	4,698
E.I. du Pont de Nemours and Co.	6,503	304,080
Ecolab Inc.	7,699	334,368
Hercules Inc.	2,362	43,201
Innophos Holdings Inc.	437	7,031
International Flavors & Fragrances Inc.	2,708	119,287
Kronos Worldwide Inc.	111	2,681
Landec Corp.(a)	922	7,772
Lubrizol Corp.	770	42,743
Mosaic Co. (The)(a)	2,929	300,515
NewMarket Corp.	138	10,412
Praxair Inc.	14,090	1,186,801
Rohm and Haas Co.	3,252	175,868
RPM International Inc.	4,676	97,915
ShengdaTech Inc.(a)(b)	1,218	10,353
Sherwin-Williams Co. (The)	4,563	232,896
Sigma-Aldrich Corp.	1,794	107,012
Symyx Technologies Inc.(a)	768	5,760
Terra Industries Inc.(a)	4,132	146,810
UAP Holding Corp.	1,492	57,203
Valhi Inc.	290	6,783
Valspar Corp. (The)	504	9,999
W.R. Grace & Co.(a)	1,151	26,266
Zep Inc.	656	10,640
Zoltek Companies Inc.(a)(b)	1,094	29,013

		4,229,022

COAL – 0.56%
Alpha Natural Resources Inc.(a)	2,926	127,105
Arch Coal Inc.	6,266	272,571
CONSOL Energy Inc.	8,012	554,350
Foundation Coal Holdings Inc.	2,021	101,717
International Coal Group Inc.(a)(b)	2,937	18,650
Massey Energy Co.	3,629	132,458
Patriot Coal Corp.(a)	1,159	54,438
Peabody Energy Corp.	11,659	594,609

		1,855,898
COMMERCIAL SERVICES – 2.30%
Aaron Rents Inc.	1,200	25,848
ABM Industries Inc.	141	3,164
Accenture Ltd.	26,143	919,449
Administaff Inc.	1,008	23,799
Advance America Cash Advance Centers Inc.	2,638	19,917
Advisory Board Co. (The)(a)	767	42,139
Albany Molecular Research Inc.(a)	446	5,414
Alliance Data Systems Corp.(a)	3,440	163,434
American Public Education Inc.(a)	210	6,378
AMN Healthcare Services Inc.(a)	1,484	22,883
Apollo Group Inc. Class A(a)	6,359	274,709
Arbitron Inc.	1,291	55,720
Arrowhead Research Corp.(a)	1,455	4,118
Avis Budget Group Inc.(a)	1,540	16,355
Bankrate Inc.(a)(b)	475	23,698
Barrett Business Services Inc.	202	3,460
Bright Horizons Family Solutions Inc.(a)	1,132	48,721
Capella Education Co.(a)	457	24,952
Career Education Corp.(a)	4,213	53,589
CBIZ Inc.(a)	573	4,653
CDI Corp.	123	3,081
Cenveo Inc.(a)	2,284	23,891
Chemed Corp.	1,012	42,706
ChoicePoint Inc.(a)	3,002	142,895
Clayton Holdings Inc.(a)	98	455
Coinstar Inc.(a)	328	9,230
Consolidated Graphics Inc.(a)	297	16,647
Corinthian Colleges Inc.(a)	3,708	26,809
Corporate Executive Board Co. (The)	1,606	65,011
Corrections Corp. of America(a)	5,455	150,122
CorVel Corp.(a)	321	9,819
CoStar Group Inc.(a)	834	35,862
CPI Corp.	209	3,609
CRA International Inc.(a)	443	14,238
Cross Country Healthcare Inc.(a)	117	1,447
DeVry Inc.	2,667	111,587
Diamond Management & Technology Consultants Inc.	1,205	7,772
Dollar Financial Corp.(a)	697	16,031
DynCorp International Inc.(a)	143	2,385
Emergency Medical Services Corp. Class A(a)	406	10,024
Equifax Inc.	5,757	198,501
Euronet Worldwide Inc.(a)	1,956	37,673
ExlService Holdings Inc.(a)	769	17,656
Exponent Inc.(a)	464	15,238
First Advantage Corp. Class A(a)	193	4,090
Forrester Research Inc.(a)	608	16,161
FTI Consulting Inc.(a)	2,076	147,479
Gartner Inc.(a)	2,955	57,150
Genpact Ltd.(a)	1,293	15,839
GEO Group Inc. (The)(a)	2,143	60,947

Gevity HR Inc.	414	3,585
Global Cash Access Inc.(a)	1,787	10,472
Great Lakes Dredge & Dock Corp.	299	1,546
H&E Equipment Services Inc.(a)	758	9,528
H&R Block Inc.	14,369	298,300
Healthcare Services Group Inc.	1,780	36,739
HealthSpring Inc.(a)	1,288	18,135
Heartland Payment Systems Inc.	706	16,245
Heidrick & Struggles International Inc.	728	23,682
Hertz Global Holdings Inc.(a)	9,178	110,687
Hewitt Associates Inc. Class A(a)	2,462	97,914
HMS Holdings Corp.(a)	1,063	30,349
Hudson Highland Group Inc.(a)	1,072	9,080
Huron Consulting Group Inc.(a)	788	32,741
ICT Group Inc.(a)	197	1,988
Integrated Electrical Services Inc.(a)	283	4,446
Interactive Data Corp.	554	15,772
Iron Mountain Inc.(a)	7,746	204,804
ITT Educational Services Inc.(a)	1,791	82,261
Jackson Hewitt Tax Service Inc.	1,150	13,190
K12 Inc.(a)	242	4,658
Kelly Services Inc. Class A	203	4,174
Kendle International Inc.(a)	552	24,796
Kenexa Corp.(a)	1,074	19,848
Kforce Inc.(a)	1,081	9,556
Korn/Ferry International(a)	1,775	29,997
Landauer Inc.	198	9,967
LECG Corp.(a)	473	4,427
Lincoln Educational Services Corp.(a)	146	1,752
Live Nation Inc.(a)	199	2,414
Manpower Inc.	3,519	197,979
MAXIMUS Inc.	92	3,377
McGrath RentCorp	1,071	25,822
McKesson Corp.	12,071	632,158
Michael Baker Corp.(a)	307	6,895
Midas Inc.(a)	625	10,744
Monro Muffler Brake Inc.	705	11,914
Monster Worldwide Inc.(a)	5,535	134,002
Moody’s Corp.	9,457	329,387
Morningstar Inc.(a)	621	38,098
MPS Group Inc.(a)	433	5,118
Multi-Color Corp.	305	6,820
Navigant Consulting Inc.(a)	1,468	27,863
Net 1 UEPS Technologies Inc.(a)	1,788	40,319
Odyssey Marine Exploration Inc.(a)	1,763	9,503
On Assignment Inc.(a)	316	2,007
PAREXEL International Corp.(a)	2,380	62,118
PeopleSupport Inc.(a)	505	4,606
Pharmaceutical Product Development Inc.	4,574	191,651
PharmaNet Development Group Inc.(a)	397	10,016
Premier Exhibitions Inc.(a)	1,239	7,484
Pre-Paid Legal Services Inc.(a)	396	16,794
Protection One Inc.(a)	243	2,330
Providence Service Corp. (The)(a)	388	11,640
QC Holdings Inc.	269	2,434
Quanta Services Inc.(a)	7,237	167,681
Resources Connection Inc.	2,094	37,420
Riskmetrics Group Inc.(a)	496	9,598
Robert Half International Inc.	6,453	166,100
Rollins Inc.	1,810	32,019
RSC Holdings Inc.(a)(b)	481	5,243
Senomyx Inc.(a)	1,305	7,699
Sotheby’s Holdings Inc. Class A	2,934	84,822

Source Interlink Companies Inc.(a)(b)	288	547
Spherion Corp.(a)	1,203	7,362
Standard Parking Corp.(a)	252	5,282
Steiner Leisure Ltd.(a)	557	18,381
Strayer Education Inc.	645	98,362
SuccessFactors Inc.(a)	336	3,279
Team Inc.(a)	686	18,728
TeleTech Holdings Inc.(a)	1,787	40,136
TrueBlue Inc.(a)	1,976	26,557
Universal Technical Institute Inc.(a)	1,013	11,882
Valassis Communications Inc.(a)	1,012	10,980
VistaPrint Ltd.(a)(b)	1,975	69,026
Watson Wyatt Worldwide Inc.	443	25,140
Weight Watchers International Inc.	1,617	74,916
Western Union Co.	32,236	685,660
Wright Express Corp.(a)	1,579	48,523

		7,586,230
COMPUTERS – 6.79%
Affiliated Computer Services Inc. Class A(a)	1,746	87,492
Ansoft Corp.(a)	730	22,280
Apple Inc.(a)	38,183	5,479,260
Brocade Communications Systems Inc.(a)	16,673	121,713
CACI International Inc. Class A(a)	117	5,329
Cadence Design Systems Inc.(a)	3,283	35,062
Cognizant Technology Solutions Corp.(a)	12,644	364,527
Compellent Technologies Inc.(a)	212	2,650
COMSYS IT Partners Inc.(a)	749	6,337
Comtech Group Inc.(a)	850	9,171
Cray Inc.(a)	737	4,393
Data Domain Inc.(a)	156	3,713
Dell Inc.(a)	100,283	1,997,637
Diebold Inc.	2,953	110,885
DST Systems Inc.(a)(b)	2,246	147,652
Echelon Corp.(a)(b)	1,291	17,428
Electronic Data Systems Corp.	13,176	219,380
EMC Corp.(a)	92,642	1,328,486
FactSet Research Systems Inc.	1,911	102,946
Hewlett-Packard Co.	109,178	4,985,067
iGATE Corp.(a)	927	6,600
IHS Inc. Class A(a)	1,459	93,828
Integral Systems Inc.	332	9,704
International Business Machines Corp.	48,001	5,526,835
Intervoice Inc.(a)	1,657	13,190
Isilon Systems Inc.(a)	352	1,718
Jack Henry & Associates Inc.	3,581	88,343
Lexmark International Inc. Class A(a)	2,206	67,768
Limelight Networks Inc.(a)	561	1,818
LivePerson Inc.(a)	1,582	4,904
Magma Design Automation Inc.(a)	1,646	15,752
Manhattan Associates Inc.(a)	936	21,462
Mentor Graphics Corp.(a)	2,557	22,578
MICROS Systems Inc.(a)	3,628	122,118
MTS Systems Corp.	462	14,904
NCR Corp.(a)	949	21,666
Ness Technologies Inc.(a)	542	5,144
NetApp Inc.(a)	15,146	303,677
Netezza Corp.(a)	304	2,879
On2 Technologies Inc.(a)(b)	9,532	9,723
Rackable Systems Inc.(a)	125	1,140
Radiant Systems Inc.(a)	1,135	15,856
RadiSys Corp.(a)	176	1,776
Rimage Corp.(a)	345	7,555

Riverbed Technology Inc.(a)	847	12,586
SanDisk Corp.(a)	5,913	133,456
Seagate Technology	9,035	189,193
Sigma Designs Inc.(a)(b)	1,324	30,015
Silicon Graphics Inc.(a)(b)	14	166
SMART Modular Technologies (WWH) Inc.(a)	2,133	13,246
SRA International Inc. Class A(a)	1,017	24,723
STEC Inc.(a)	450	2,785
Stratasys Inc.(a)	884	15,735
Sun Microsystems Inc.(a)	8,943	138,885
Super Micro Computer Inc.(a)	404	3,373
Sykes Enterprises Inc.(a)	1,394	24,520
Synaptics Inc.(a)	1,087	25,958
Synopsys Inc.(a)	6,393	145,185
Syntel Inc.	549	14,631
Teradata Corp.(a)	949	20,935
3D Systems Corp.(a)(b)	931	13,676
3PAR Inc.(a)	219	1,480
Tyler Technologies Inc.(a)	1,660	23,207
Virtusa Corp.(a)	135	1,318
Western Digital Corp.(a)	2,979	80,552

		22,347,971
COSMETICS & PERSONAL CARE – 1.98%
Alberto-Culver Co.	601	16,473
Avon Products Inc.	17,869	706,540
Bare Escentuals Inc.(a)(b)	1,658	38,830
Chattem Inc.(a)	639	42,391
Colgate-Palmolive Co.	20,820	1,622,086
Estee Lauder Companies Inc. (The) Class A	4,795	219,851
Inter Parfums Inc.	312	6,889
Procter & Gamble Co. (The)	55,048	3,857,213

		6,510,273
DISTRIBUTION & WHOLESALE – 0.29%
Beacon Roofing Supply Inc.(a)	1,733	17,330
BMP Sunstone Corp.(a)	1,149	8,801
Brightpoint Inc.(a)	1,946	16,269
Central European Distribution Corp.(a)	1,298	75,531
Fastenal Co.	5,639	258,999
Houston Wire & Cable Co.	724	11,598
LKQ Corp.(a)	4,954	111,316
MWI Veterinary Supply Inc.(a)	352	12,412
NuCO2 Inc.(a)	497	13,802
Owens & Minor Inc.	306	12,038
Pool Corp.	2,104	39,745
ScanSource Inc.(a)	997	36,081
United Stationers Inc.(a)	754	35,966
W.W. Grainger Inc.	2,503	191,204
Watsco Inc.	906	37,527
WESCO International Inc.(a)	1,947	71,046

		949,665
DIVERSIFIED FINANCIAL SERVICES – 3.57%
Advanta Corp. Class B	762	5,357
Affiliated Managers Group Inc.(a)	1,611	146,182
American Express Co.	45,717	1,998,747
AmeriCredit Corp.(a)(b)	335	3,373
Asta Funding Inc.(b)	317	4,416
BlackRock Inc.	1,620	330,772
Calamos Asset Management Inc. Class A	52	847
Centerline Holding Co.(b)	1,204	4,888
Charles Schwab Corp. (The)	41,397	779,506

CME Group Inc.	2,416	1,133,346
Cohen & Steers Inc.(b)	747	19,788
CompuCredit Corp.(a)(b)	535	4,745
Credit Acceptance Corp.(a)	206	3,199
Duff & Phelps Corp. Class A(a)	190	3,418
E*TRADE Financial Corp.(a)(b)	7,924	30,587
Eaton Vance Corp.	4,534	138,332
Encore Capital Group Inc.(a)	117	796
Epoch Holding Corp.	358	4,289
Evercore Partners Inc. Class A	19	337
FBR Capital Markets Corp.(a)	398	2,686
FCStone Group Inc.(a)	390	10,803
Federal Home Loan Mortgage Corp.	11,435	289,534
Federated Investors Inc. Class B	3,860	151,158
First Marblehead Corp. (The)(b)	3,019	22,522
Franklin Resources Inc.	7,317	709,676
GAMCO Investors Inc. Class A	50	2,518
GFI Group Inc.	696	39,881
GLG Partners Inc.(a)(b)	1,817	21,568
Goldman Sachs Group Inc. (The)	7,908	1,307,904
Greenhill & Co. Inc.(b)	802	55,787
Interactive Brokers Group Inc.(a)	758	19,458
IntercontinentalExchange Inc.(a)	3,119	407,029
Invesco Ltd.	14,730	358,823
Investment Technology Group Inc.(a)	2,015	93,053
Janus Capital Group Inc.	5,697	132,569
KBW Inc.(a)(b)	60	1,323
Knight Capital Group Inc. Class A(a)	1,822	29,589
Landenburg Thalmann Financial Services Inc.(a)	4,184	7,824
Lazard Ltd. Class A	2,346	89,617
Legg Mason Inc.	2,393	133,960
MarketAxess Holdings Inc.(a)	1,330	13,220
Merrill Lynch & Co. Inc.	10,661	434,329
MF Global Ltd.(a)	2,264	22,436
Morgan Stanley	2,653	121,242
NASDAQ OMX Group Inc. (The)(a)	4,893	189,163
National Financial Partners Corp.	1,074	24,133
Nelnet Inc. Class A	47	552
NewStar Financial Inc.(a)	296	1,533
NYMEX Holdings Inc.	4,082	369,952
NYSE Euronext Inc.	11,640	718,304
optionsXpress Holdings Inc.	1,880	38,935
Penson Worldwide Inc.(a)	587	5,418
Portfolio Recovery Associates Inc.(b)	695	29,809
Pzena Investment Management Inc.	70	792
SLM Corp.(a)	21,603	331,606
Stifel Financial Corp.(a)	631	28,332
SWS Group Inc.	124	1,517
T. Rowe Price Group Inc.	11,762	588,100
TD Ameritrade Holding Corp.(a)	10,908	180,091
TradeStation Group Inc.(a)	1,230	10,480
U.S. Global Investors Inc. Class A	495	6,702
W.P. Stewart & Co. Ltd.	430	834
Waddell & Reed Financial Inc. Class A	3,162	101,595
World Acceptance Corp.(a)	748	23,824

		11,743,106
ELECTRIC – 1.25%
AES Corp. (The)(a)	29,408	490,231
Allegheny Energy Inc.	7,288	368,044
CenterPoint Energy Inc.	14,046	200,436
Constellation Energy Group Inc.	6,170	544,626
DPL Inc.	2,791	71,561

Dynegy Inc. Class A(a)	2,336	18,431
EnerNOC Inc.(a)	133	1,516
Exelon Corp.	13,423	1,090,887
ITC Holdings Corp.	2,116	110,159
Mirant Corp.(a)	6,929	252,146
NRG Energy Inc.(a)	8,611	335,743
Ormat Technologies Inc.	588	25,290
Pike Electric Corp.(a)	585	8,149
PPL Corp.	12,761	585,985
Sierra Pacific Resources Corp.	1,374	17,354

		4,120,558
ELECTRICAL COMPONENTS & EQUIPMENT – 0.72%
Advanced Energy Industries Inc.(a)	1,524	20,208
American Superconductor Corp.(a)(b)	1,844	42,762
AMETEK Inc.	4,703	206,509
Belden Inc.	1,928	68,097
Coleman Cable Inc.(a)	348	3,828
Emerson Electric Co.	29,209	1,503,095
Energizer Holdings Inc.(a)	1,788	161,778
Energy Conversion Devices Inc.(a)(b)	1,683	50,322
General Cable Corp.(a)	2,317	136,865
Greatbatch Inc.(a)	845	15,556
Hubbell Inc. Class B	861	37,617
Insteel Industries Inc.	352	4,094
Littelfuse Inc.(a)	294	10,281
Medis Technologies Ltd.(a)(b)	990	8,979
Molex Inc.	3,367	77,980
Powell Industries Inc.(a)	242	9,528
Universal Display Corp.(a)	684	9,795
Vicor Corp.	843	10,065

		2,377,359
ELECTRONICS – 1.14%
Agilent Technologies Inc.(a)	16,361	488,049
American Science and Engineering Inc.	402	21,937
Amphenol Corp. Class A	7,918	294,945
Applied Biosystems Group	1,395	45,840
Applied Energetics Inc.(a)	1,360	2,258
Arrow Electronics Inc.(a)	3,094	104,113
Avnet Inc.(a)	3,882	127,058
AVX Corp.	423	5,419
Badger Meter Inc.	502	21,686
Benchmark Electronics Inc.(a)	601	10,788
Cogent Inc.(a)	1,848	17,427
Cubic Corp.	429	12,196
Cymer Inc.(a)(b)	1,042	27,134
Daktronics Inc.	1,356	24,286
Dionex Corp.(a)	869	66,904
Dolby Laboratories Inc. Class A(a)	1,777	64,434
Eagle Test Systems Inc.(a)	481	5,050
Excel Technology Inc.(a)	111	2,993
FARO Technologies Inc.(a)	774	24,133
FEI Co.(a)	1,742	38,028
FLIR Systems Inc.(a)	5,867	176,538
Garmin Ltd.	5,143	277,773
Gentex Corp.	6,384	109,486
ICx Technologies Inc.(a)	136	612
II-VI Inc.(a)	1,019	38,702
Itron Inc.(a)	1,349	121,720
Jabil Circuit Inc.	4,932	46,657
L-1 Identity Solutions Inc.(a)	1,350	17,955
LoJack Corp.(a)	791	9,998

Measurement Specialties Inc.(a)	252	4,402
Mettler-Toledo International Inc.(a)	1,561	151,604
Multi-Fineline Electronix Inc.(a)	160	3,003
National Instruments Corp.	2,635	68,879
OSI Systems Inc.(a)	302	6,952
OYO Geospace Corp.(a)	166	7,540
PerkinElmer Inc.	1,295	31,404
Plexus Corp.(a)	1,197	33,576
Rofin-Sinar Technologies Inc.(a)	1,192	53,521
Sanmina-SCI Corp.(a)	5,036	8,158
Sonic Solutions Inc.(a)	260	2,509
Taser International Inc.(a)(b)	2,659	24,995
Technitrol Inc.	639	14,780
Thermo Fisher Scientific Inc.(a)	9,267	526,736
Thomas & Betts Corp.(a)	2,592	94,271
Trimble Navigation Ltd.(a)	5,239	149,783
TTM Technologies Inc.(a)	203	2,298
Varian Inc.(a)	760	44,019
Vishay Intertechnology Inc.(a)	1,337	12,113
Waters Corp.(a)	4,498	250,539
Woodward Governor Co.	2,584	69,044
X-Rite Inc.(a)	319	1,904

		3,766,149
ENERGY - ALTERNATE SOURCES – 0.21%
Aventine Renewable Energy Holdings Inc.(a)	784	4,077
Clean Energy Fuels Corp.(a)	431	5,758
Comverge Inc.(a)	161	1,663
Covanta Holding Corp.(a)	5,338	146,795
Evergreen Energy Inc.(a)(b)	1,283	1,976
Evergreen Solar Inc.(a)	4,534	42,030
First Solar Inc.(a)	1,573	363,583
FuelCell Energy Inc.(a)	2,832	18,833
MGP Ingredients Inc.	28	196
Nova Biosource Fuels Inc.(a)(b)	1,340	2,023
Pacific Ethanol Inc.(a)(b)	996	4,382
SunPower Corp. Class A(a)(b)	1,080	80,471
US BioEnergy Corp.(a)	310	1,829
VeraSun Energy Corp.(a)(b)	1,696	12,466
Verenium Corp.(a)(b)	2,263	7,966

		694,048
ENGINEERING & CONSTRUCTION – 0.65%
AECOM Technology Corp.(a)	1,547	40,237
Dycom Industries Inc.(a)	848	10,184
ENGlobal Corp.(a)	721	6,165
Fluor Corp.	3,896	549,959
Foster Wheeler Ltd.(a)	6,204	351,270
Granite Construction Inc.	887	29,014
Jacobs Engineering Group Inc.(a)	5,247	386,127
Layne Christensen Co.(a)	737	25,810
McDermott International Inc.(a)	9,831	538,935
Perini Corp.(a)	880	31,882
Shaw Group Inc. (The)(a)	3,257	153,535
Stanley Inc.(a)	334	9,840
URS Corp.(a)	727	23,766

		2,156,724
ENTERTAINMENT – 0.34%
Bally Technologies Inc.(a)	2,398	82,347
Cinemark Holdings Inc.	559	7,150
Dover Downs Gaming & Entertainment Inc.	655	5,574
DreamWorks Animation SKG Inc. Class A(a)	2,235	57,618

International Game Technology Inc.	13,886	558,356
Isle of Capri Casinos Inc.(a)	57	408
Lakes Entertainment Inc.(a)	401	1,772
Macrovision Corp.(a)	2,261	30,523
National CineMedia Inc.	1,794	40,329
Penn National Gaming Inc.(a)	3,239	141,641
Pinnacle Entertainment Inc.(a)	1,367	17,498
Regal Entertainment Group Class A	2,706	52,199
Scientific Games Corp. Class A(a)	2,784	58,770
Shuffle Master Inc.(a)(b)	1,503	8,041
Vail Resorts Inc.(a)	1,343	64,853
Warner Music Group Corp.	855	4,258

		1,131,337
ENVIRONMENTAL CONTROL – 0.37%
Allied Waste Industries Inc.(a)	1,846	19,955
American Ecology Corp.	635	16,085
Clean Harbors Inc.(a)	715	46,475
Darling International Inc.(a)	3,452	44,703
EnergySolutions Inc.	680	15,599
Fuel Tech Inc.(a)(b)	741	15,190
Mine Safety Appliances Co.	451	18,577
Nalco Holding Co.	6,367	134,662
Rentech Inc.(a)	6,966	6,200
Republic Services Inc.	6,203	181,376
Stericycle Inc.(a)	3,855	198,532
Tetra Tech Inc.(a)	1,484	28,953
Waste Connections Inc.(a)	2,097	64,462
Waste Holdings Inc.	204	7,375
Waste Management Inc.	12,867	431,817

		1,229,961
FOOD – 1.17%
American Dairy Inc.(a)(b)	281	2,585
Arden Group Inc. Class A	40	5,720
Benihana Inc.(a)	467	5,263
Cal-Maine Foods Inc.(b)	30	1,001
Campbell Soup Co.	5,793	196,672
Dean Foods Co.	354	7,112
Flowers Foods Inc.	1,377	34,081
General Mills Inc.	1,186	71,018
Great Atlantic & Pacific Tea Co. Inc. (The)(a)	342	8,967
H.J. Heinz Co.	7,890	370,593
Hershey Co. (The)	5,208	196,185
Ingles Markets Inc. Class A	453	11,139
J&J Snack Foods Corp.	412	11,318
Kellogg Co.	7,002	368,025
Kroger Co. (The)	18,844	478,638
Lance Inc.	386	7,566
M&F Worldwide Corp.(a)	506	18,919
McCormick & Co. Inc. NVS	3,862	142,778
Nash Finch Co.	266	9,039
Ralcorp Holdings Inc.(a)	297	17,271
Sanderson Farms Inc.	442	16,800
Sara Lee Corp.	17,144	239,673
Seaboard Corp.	1	1,565
Spartan Stores Inc.	323	6,735
Sysco Corp.	27,296	792,130
Tootsie Roll Industries Inc.	356	8,971
United Natural Foods Inc.(a)	1,822	34,090
Whole Foods Market Inc.	6,310	208,041
Winn-Dixie Stores Inc.(a)	92	1,652
Wm. Wrigley Jr. Co.	9,287	583,595

		3,857,142

FOREST PRODUCTS & PAPER – 0.04%
Boise Inc.(a)	723	4,627
Deltic Timber Corp.	448	24,954
Domtar Corp.(a)	9,341	63,799
Neenah Paper Inc.	437	11,266
Plum Creek Timber Co. Inc.	591	24,054
Rayonier Inc.	192	8,340
Xerium Technologies Inc.	404	521

		137,561
GAS – 0.00%
EnergySouth Inc.	96	5,010

		5,010
HAND & MACHINE TOOLS – 0.12%
Baldor Electric Co.	1,953	54,684
Black & Decker Corp. (The)	1,457	96,308
Franklin Electric Co. Inc.(b)	838	28,634
Kennametal Inc.	2,040	60,037
Lincoln Electric Holdings Inc.	1,322	85,256
Raser Technologies Inc.(a)	1,331	11,433
Stanley Works (The)	1,153	54,906

		391,258
HEALTH CARE - PRODUCTS – 4.53%
Abaxis Inc.(a)	894	20,714
ABIOMED Inc.(a)	1,228	16,136
Accuray Inc.(a)	711	5,553
Advanced Medical Optics Inc.(a)	2,557	51,907
Align Technology Inc.(a)(b)	2,531	28,119
American Medical Systems Holdings Inc.(a)	3,089	43,833
AngioDynamics Inc.(a)	412	4,763
ArthroCare Corp.(a)(b)	1,179	39,320
Aspect Medical Systems Inc.(a)	712	4,343
Baxter International Inc.	28,763	1,663,077
Beckman Coulter Inc.	2,219	143,236
Becton, Dickinson and Co.	10,807	927,781
Bruker Corp.(a)	2,787	42,892
C.R. Bard Inc.	4,562	439,777
Cepheid Inc.(a)	2,361	57,585
Conceptus Inc.(a)	1,245	23,107
Cooper Companies Inc. (The)	761	26,201
Cutera Inc.(a)	582	7,840
Cyberonics Inc.(a)	939	13,616
Cynosure Inc. Class A(a)	320	6,816
DENTSPLY International Inc.	6,646	256,536
Edwards Lifesciences Corp.(a)	2,576	114,761
ev3 Inc.(a)	2,114	17,208
Gen-Probe Inc.(a)	2,326	112,113
Haemonetics Corp.(a)	1,050	62,559
Hansen Medical Inc.(a)(b)	325	4,570
Henry Schein Inc.(a)	3,887	223,114
Hillenbrand Industries Inc.	450	21,510
Hologic Inc.(a)	5,423	301,519
ICU Medical Inc.(a)	358	10,300
IDEXX Laboratories Inc.(a)	2,742	135,071
Immucor Inc.(a)	2,951	62,974
Insulet Corp.(a)	276	3,974
Intuitive Surgical Inc.(a)	1,649	534,853
Inverness Medical Innovations Inc.(a)	1,313	39,521
Johnson & Johnson	47,951	3,110,581

Kensey Nash Corp.(a)	390	11,291
Kinetic Concepts Inc.(a)	1,877	86,774
LCA-Vision Inc.	864	10,800
Luminex Corp.(a)	1,524	29,947
Masimo Corp.(a)	509	13,234
Medical Action Industries Inc.(a)	490	8,051
Medtronic Inc.	50,725	2,453,568
Mentor Corp.	1,497	38,503
Meridian Bioscience Inc.	1,687	56,396
Merit Medical Systems Inc.(a)	157	2,485
Metabolix Inc.(a)	614	6,723
Micrus Endovascular Corp.(a)	633	7,824
Minrad International Inc.(a)	2,027	4,763
Natus Medical Inc.(a)	917	16,644
Northstar Neuroscience Inc.(a)	846	1,337
NuVasive Inc.(a)	1,478	51,006
NxStage Medical Inc.(a)	869	3,754
OraSure Technologies Inc.(a)	1,967	14,379
Orthofix International NV(a)	421	16,743
Palomar Medical Technologies Inc.(a)	777	11,733
Patterson Companies Inc.(a)	6,096	221,285
PSS World Medical Inc.(a)	2,865	47,731
Quidel Corp.(a)	1,221	19,609
ResMed Inc.(a)	3,453	145,648
Sirona Dental Systems Inc.(a)	721	19,445
Sonic Innovations Inc.(a)	1,139	5,501
SonoSite Inc.(a)	716	20,356
Spectranetics Corp.(a)	1,333	11,144
St. Jude Medical Inc.(a)	14,975	646,770
Stereotaxis Inc.(a)	1,132	6,701
Steris Corp.	1,292	34,664
Stryker Corp.	13,375	870,044
SurModics Inc.(a)	639	26,761
Symmetry Medical Inc.(a)	139	2,307
TECHNE Corp.(a)	1,768	119,092
Thoratec Corp.(a)	2,267	32,395
TomoTherapy Inc.(a)	442	6,343
TranS1 Inc.(a)	219	2,551
Varian Medical Systems Inc.(a)	5,681	266,098
Vital Images Inc.(a)	701	10,389
Vital Sign Inc.	426	21,577
Volcano Corp.(a)	1,336	16,700
West Pharmaceutical Services Inc.	1,514	66,964
Wright Medical Group Inc.(a)	1,443	34,834
Zimmer Holdings Inc.(a)	10,467	814,961
Zoll Medical Corp.(a)	645	17,151

		14,910,756
HEALTH CARE - SERVICES – 1.78%
Aetna Inc.	18,242	767,806
Air Methods Corp.(a)	446	21,573
Alliance Imaging Inc.(a)	641	5,513
Amedisys Inc.(a)	1,044	41,071
American Dental Partners Inc.(a)	493	4,767
Apria Healthcare Group Inc.(a)	763	15,069
Assisted Living Concepts Inc.(a)	742	4,370
athenahealth Inc.(a)(b)	217	5,136
Bio-Reference Laboratories Inc.(a)	469	12,396
Brookdale Senior Living Inc.	401	9,584
Capital Senior Living Corp.(a)	266	2,141
Centene Corp.(a)	1,306	18,206
Community Health Systems Inc.(a)	342	11,481
Covance Inc.(a)	2,794	231,818

Coventry Health Care Inc.(a)	6,444	260,015
DaVita Inc.(a)	4,703	224,615
Emeritus Corp.(a)	353	7,364
Ensign Group Inc. (The)	100	927
Genoptix Inc.(a)	213	5,327
Gentiva Health Services Inc.(a)	353	7,681
Health Net Inc.(a)	4,895	150,766
Healthways Inc.(a)	1,562	55,201
Humana Inc.(a)	7,425	333,086
Hythiam Inc.(a)(b)	1,309	1,584
IPC The Hospitalist Co. Inc.(a)	254	5,024
Laboratory Corp. of America Holdings(a)	4,672	344,233
LHC Group Inc.(a)	616	10,349
Lincare Holdings Inc.(a)	3,292	92,538
Magellan Health Services Inc.(a)	272	10,796
Matria Healthcare Inc.(a)	734	16,368
MedCath Corp.(a)	136	2,475
National Healthcare Corp.	183	8,912
NightHawk Radiology Holdings Inc.(a)	900	8,424
Odyssey Healthcare Inc.(a)	112	1,008
Pediatrix Medical Group Inc.(a)	2,168	146,123
Psychiatric Solutions Inc.(a)	2,333	79,135
Quest Diagnostics Inc.	6,395	289,502
Skilled Healthcare Group Inc. Class A(a)	500	5,490
Sun Healthcare Group Inc.(a)	1,827	24,007
Sunrise Senior Living Inc.(a)	1,630	36,316
Tenet Healthcare Corp.(a)	16,650	94,239
Triple-S Management Corp. Class B(a)	429	7,572
UnitedHealth Group Inc.	55,244	1,898,184
Universal Health Services Inc. Class B	547	29,368
Virtual Radiologic Corp.(a)	129	1,971
WellCare Health Plans Inc.(a)	1,772	69,019
WellPoint Inc.(a)	10,758	474,751

		5,853,301
HOLDING COMPANIES - DIVERSIFIED – 0.06%
Alternative Asset Management Acquisition Corp.(a)	723	6,847
Heckmann Corp.(a)	958	7,137
Hicks Acquisition Co. I Inc.(a)	964	8,850
Information Services Group Inc.(a)(b)	565	2,915
NRDC Acquisition Corp.(a)	728	6,690
Triplecrown Acquisition Corp.(a)	839	7,652
Walter Industries Inc.	2,320	145,302

		185,393
HOME BUILDERS – 0.06%
AMREP Corp.(b)	22	1,151
Centex Corp.	268	6,488
Champion Enterprises Inc.(a)	2,781	27,893
Fleetwood Enterprises Inc.(a)	2,728	12,549
NVR Inc.(a)	83	49,593
Pulte Homes Inc.	3,232	47,026
Thor Industries Inc.(b)	1,347	40,100
Winnebago Industries Inc.(b)	1,239	20,939

		205,739
HOME FURNISHINGS – 0.14%
DTS Inc.(a)	772	18,528
Ethan Allen Interiors Inc.	110	3,127
Harman International Industries Inc.	2,692	117,210
Kimball International Inc. Class B	581	6,228
Sealy Corp.(b)	1,328	10,093
Tempur-Pedic International Inc.(b)	3,405	37,455

TiVo Inc.(a)	4,168	36,512
Universal Electronics Inc.(a)	613	14,841
Whirlpool Corp.	2,483	215,475

		459,469
HOUSEHOLD PRODUCTS & WARES – 0.41%
ACCO Brands Corp.(a)	603	8,183
Avery Dennison Corp.	3,713	182,865
Blyth Inc.	145	2,859
Church & Dwight Co. Inc.	2,764	149,919
Clorox Co. (The)	5,596	316,957
Fossil Inc.(a)	1,879	57,385
Jarden Corp.(a)	1,504	32,697
Kimberly-Clark Corp.	8,398	542,091
Scotts Miracle-Gro Co. (The) Class A	339	10,990
Standard Register Co. (The)	166	1,293
Tupperware Brands Corp.	1,308	50,593
WD-40 Co.	297	9,875

		1,365,707
HOUSEWARES – 0.07%
Libbey Inc.	32	539
Lifetime Brands Inc.	105	939
Newell Rubbermaid Inc.	6,357	145,385
Toro Co. (The)	1,735	71,812

		218,675
INSURANCE – 0.92%
ACE Ltd.	768	42,286
Aflac Inc.	19,804	1,286,270
American International Group Inc.	6,900	298,425
AmTrust Financial Services Inc.	843	13,665
Arthur J. Gallagher & Co.	834	19,699
Brown & Brown Inc.	5,010	87,074
CIGNA Corp.	12,750	517,268
Citizens Inc.(a)	114	763
CNA Financial Corp.	124	3,198
Darwin Professional Underwriters Inc.(a)	206	4,633
eHealth Inc.(a)	543	11,984
Enstar Group Ltd.(a)	299	33,270
Erie Indemnity Co. Class A	415	21,244
First Mercury Financial Corp.(a)	292	5,084
Greenlight Capital Re Ltd.(a)	35	651
Hanover Insurance Group Inc. (The)	119	4,896
HCC Insurance Holdings Inc.	2,073	47,036
Hilb Rogal & Hobbs Co.	109	3,430
National Interstate Corp.	48	1,121
PartnerRe Ltd.	549	41,889
Philadelphia Consolidated Holding Corp.(a)	2,006	64,593
Primus Guaranty Ltd.(a)(b)	387	1,385
Principal Financial Group Inc.	633	35,271
Prudential Financial Inc.	4,447	347,978
Tower Group Inc.	860	21,646
Transatlantic Holdings Inc.	415	27,535
Universal American Corp.(a)	620	6,572
Validus Holdings Ltd.	84	1,968
W.R. Berkley Corp.	1,956	54,162
XL Capital Ltd. Class A	924	27,304

		3,032,300
INTERNET – 3.36%
Akamai Technologies Inc.(a)	7,209	203,005
Amazon.com Inc.(a)	13,418	956,703

Art Technology Group Inc.(a)	5,477	21,251
Blue Coat Systems Inc.(a)	1,406	30,988
Blue Nile Inc.(a)(b)	577	31,245
Chordiant Software Inc.(a)	1,389	8,376
CNET Networks Inc.(a)	6,454	45,823
Cogent Communications Group Inc.(a)(b)	2,127	38,945
comScore Inc.(a)	176	3,531
Constant Contact Inc.(a)(b)	228	3,301
CyberSource Corp.(a)	2,974	43,450
DealerTrack Holdings Inc.(a)	1,593	32,210
Dice Holdings Inc.(a)	461	4,108
Digital River Inc.(a)	1,772	54,879
eBay Inc.(a)	50,456	1,505,607
Equinix Inc.(a)	1,581	105,121
eResearch Technology Inc.(a)(b)	1,668	20,717
F5 Networks Inc.(a)	3,695	67,138
Global Sources Ltd.(a)	767	11,390
Google Inc. Class A(a)	10,123	4,458,878
GSI Commerce Inc.(a)	862	11,335
Harris Interactive Inc.(a)	1,235	3,372
HLTH Corp.(a)	7,882	75,194
HSW International Inc.(a)	313	1,578
IAC/InterActiveCorp(a)	491	10,193
iBasis Inc.	1,431	5,867
iMergent Inc.(b)	539	6,139
InfoSpace Inc.	729	8,435
Internap Network Services Corp.(a)	2,091	10,371
Internet Brands Inc. Class A(a)	190	1,400
Interwoven Inc.(a)	1,512	16,148
iPass Inc.(a)	1,151	3,476
j2 Global Communications Inc.(a)	2,106	47,006
Knot Inc. (The)(a)	1,183	13,900
Liberty Media Corp. - Liberty Interactive Group Series A(a)	16,209	261,613
Lionbridge Technologies Inc.(a)	2,208	7,397
Liquidity Services Inc.(a)	452	3,616
LoopNet Inc.(a)(b)	1,165	14,796
McAfee Inc.(a)	6,972	230,703
MercadoLibre Inc.(a)	480	19,085
Move Inc.(a)	4,461	13,740
NetFlix Inc.(a)(b)	2,146	74,359
NIC Inc.	1,670	11,874
NutriSystem Inc.(a)(b)	1,473	22,198
1-800-FLOWERS.COM Inc.(a)	1,035	8,808
Online Resources Corp.(a)	1,132	10,890
Orbitz Worldwide Inc.(a)	899	6,194
Overstock.com Inc.(a)(b)	711	8,468
Perficient Inc.(a)	1,242	9,861
Priceline.com Inc.(a)(b)	1,678	202,803
RightNow Technologies Inc.(a)	767	9,127
Sapient Corp.(a)	3,475	24,186
Secure Computing Corp.(a)	146	942
Shutterfly Inc.(a)	619	9,205
Sohu.com Inc.(a)	1,178	53,163
SonicWALL Inc.(a)	719	5,874
Sourcefire Inc.(a)	286	1,705
Stamps.com Inc.(a)	744	7,633
Symantec Corp.(a)	5,411	89,931
TechTarget Inc.(a)	243	3,443
Terremark Worldwide Inc.(a)	2,064	11,311
TheStreet.com Inc.	886	7,159
Travelzoo Inc.(a)	317	3,500
TriZetto Group Inc. (The)(a)	1,935	32,295

United Online Inc.	787	8,311
ValueClick Inc.(a)	4,277	73,778
Vasco Data Security International Inc.(a)	1,132	15,486
VeriSign Inc.(a)	9,747	323,990
Vignette Corp.(a)	648	8,560
Vocus Inc.(a)	562	14,837
WebMD Health Corp. Class A(a)	320	7,542
Websense Inc.(a)	1,925	36,094
Yahoo! Inc.(a)	53,395	1,544,717

		11,060,274
INVESTMENT COMPANIES – 0.00%
BlackRock Kelso Capital Corp.	128	1,528
PennantPark Investment Corp.	613	5,217

		6,745
IRON & STEEL – 0.37%
AK Steel Holding Corp.	4,885	265,842
Allegheny Technologies Inc.	4,489	320,335
Carpenter Technology Corp.	1,242	69,515
Cleveland-Cliffs Inc.	1,995	239,041
Esmark Inc.(a)	36	407
Nucor Corp.	2,990	202,543
Reliance Steel & Aluminum Co.	285	17,060
Steel Dynamics Inc.	2,858	94,428
Universal Stainless & Alloy Products Inc.(a)	152	4,516

		1,213,687
LEISURE TIME – 0.28%
Ambassadors Group Inc.	685	12,940
Ambassadors International Inc.(b)	143	1,060
Carnival Corp.	8,020	324,650
Harley-Davidson Inc.	10,632	398,700
Life Time Fitness Inc.(a)(b)	1,461	45,598
Marine Products Corp.	92	743
Nautilus Inc.	494	1,625
Polaris Industries Inc.(b)	1,297	53,190
Town Sports International Holdings Inc.(a)	635	4,070
WMS Industries Inc.(a)	1,747	62,840

		905,416
LODGING – 0.62%
Ameristar Casinos Inc.	461	8,413
Boyd Gaming Corp.	2,546	50,920
Choice Hotels International Inc.	1,605	54,747
Gaylord Entertainment Co.(a)	754	22,839
Las Vegas Sands Corp.(a)(b)	4,620	340,217
Marcus Corp.	319	6,125
Marriott International Inc. Class A	13,288	456,576
MGM MIRAGE(a)	5,187	304,840
Monarch Casino & Resort Inc.(a)	501	8,873
Morgans Hotel Group Co.(a)(b)	874	12,953
MTR Gaming Group Inc.(a)	879	6,153
Orient-Express Hotels Ltd.	1,728	74,580
Riviera Holdings Corp.(a)	247	5,091
Starwood Hotels & Resorts Worldwide Inc.	8,296	429,318
Wyndham Worldwide Corp.	580	11,994
Wynn Resorts Ltd.	2,401	241,637

		2,035,276
MACHINERY – 1.61%
AGCO Corp.(a)	2,660	159,281
Altra Holdings Inc.(a)	393	5,286

Applied Industrial Technologies Inc.	315	9,415
Astec Industries Inc.(a)	793	30,737
Bucyrus International Inc. Class A	1,668	169,552
Cascade Corp.	106	5,227
Caterpillar Inc.	28,271	2,213,337
Chart Industries Inc.(a)	340	11,506
Cognex Corp.	1,495	32,636
Columbus McKinnon Corp.(a)	448	13,879
Cummins Inc.	9,242	432,710
Deere & Co.	1,104	88,806
Flow International Corp.(a)	1,602	14,883
Flowserve Corp.	2,264	236,316
Gorman-Rupp Co. (The)	602	19,800
Graco Inc.	2,842	103,051
Hurco Companies Inc.(a)	249	11,648
IDEX Corp.	3,616	110,975
Intermec Inc.(a)	2,580	57,250
Intevac Inc.(a)	911	11,797
iRobot Corp.(a)(b)	646	11,053
Joy Global Inc.	4,834	314,983
Kadant Inc.(a)	28	823
Lindsay Corp.	185	18,957
Manitowoc Co. Inc. (The)	5,459	222,727
Middleby Corp. (The)(a)	665	41,489
Nordson Corp.	1,179	63,489
Rockwell Automation Inc.	6,576	377,594
Sauer-Danfoss Inc.	264	5,845
Tennant Co.	358	14,252
Terex Corp.(a)	4,555	284,688
TurboChef Technologies Inc.(a)	850	5,542
Twin Disc Inc.	374	5,917
Wabtec Corp.	2,220	83,605
Zebra Technologies Corp. Class A(a)	3,104	103,425

		5,292,481
MANUFACTURING – 3.05%
Actuant Corp. Class A	2,060	62,233
Acuity Brands Inc.	1,326	56,952
American Railcar Industries Inc.(b)	424	8,620
Ameron International Corp.	34	3,180
AptarGroup Inc.	245	9,538
AZZ Inc.(a)(b)	489	17,399
Barnes Group Inc.	1,790	41,081
Brink’s Co. (The)	1,951	131,068
Carlisle Companies Inc.	726	24,277
Ceradyne Inc.(a)	836	26,719
CLARCOR Inc.	1,081	38,430
Cooper Industries Ltd.	2,634	105,755
Danaher Corp.	10,857	825,458
Donaldson Co. Inc.	3,531	142,229
Dover Corp.	2,936	122,666
Eaton Corp.	740	58,956
ESCO Technologies Inc.(a)(b)	1,097	43,573
FreightCar America Inc.	27	926
General Electric Co.	50,415	1,865,859
GenTek Inc.(a)	357	10,739
Harsco Corp.	3,698	204,795
Hexcel Corp.(a)	4,261	81,428
Honeywell International Inc.	29,478	1,663,149
Illinois Tool Works Inc.	15,740	759,140
Ingersoll-Rand Co. Ltd. Class A	790	35,218
ITT Industries Inc.	984	50,981
Koppers Holdings Inc.	417	18,477

Lancaster Colony Corp.	878	35,085
LSB Industries Inc.(a)	625	9,213
Matthews International Corp. Class A	1,349	65,089
Myers Industries Inc.	1,197	15,717
Pall Corp.	4,933	173,000
Polypore International Inc.(a)	253	5,235
Raven Industries Inc.	695	21,059
Reddy Ice Holdings Inc.	428	5,577
Roper Industries Inc.	3,861	229,498
Smith & Wesson Holding Corp.(a)(b)	1,281	6,431
Sturm, Ruger & Co. Inc.(a)	954	7,861
Textron Inc.	11,007	610,008
3M Co.	29,760	2,355,504
Trinity Industries Inc.	3,162	84,267

		10,032,390
MEDIA – 2.59%
Acacia Research Corp. - Acacia Technologies Group(a)(b)	1,213	6,975
Cablevision Systems Corp.(a)	3,114	66,733
Central European Media Enterprises Ltd.(a)	1,373	117,021
Citadel Broadcasting Corp.	2,847	4,726
CKX Inc.(a)	1,584	15,080
Clear Channel Communications Inc.	4,633	135,376
Comcast Corp. Class A	79,947	1,546,175
Courier Corp.	319	7,959
Crown Media Holdings Inc. Class A(a)(b)	391	2,021
CTC Media Inc.(a)	2,225	61,744
Cumulus Media Inc. Class A(a)	570	3,637
DIRECTV Group Inc. (The)(a)	31,524	781,480
Discovery Holding Co. Class A(a)	6,815	144,614
Dish Network Corp. Class A(a)	9,184	263,856
Dolan Media Co.(a)	268	5,389
Entravision Communications Corp.(a)	1,351	8,998
Gemstar-TV Guide International Inc.(a)	9,802	46,069
John Wiley & Sons Inc. Class A	2,310	91,707
Liberty Global Inc. Class A(a)	8,186	278,979
LodgeNet Interactive Corp.(a)	700	4,263
Martha Stewart Living Omnimedia Inc. Class A(a)(b)	1,146	8,515
McGraw-Hill Companies Inc. (The)	14,591	539,137
Meredith Corp.	2,150	82,238
New York Times Co. (The) Class A(b)	1,532	28,924
News Corp. Class A	66,539	1,247,606
Nexstar Broadcasting Group Inc. Class A(a)	133	785
Sinclair Broadcast Group Inc. Class A	1,003	8,937
Sirius Satellite Radio Inc.(a)(b)	64,184	183,566
Spanish Broadcasting System Inc. Class A(a)	887	1,570
Sun-Times Media Group Inc. Class A(a)	1,522	1,096
Time Warner Cable Inc. Class A(a)	3,856	96,323
Time Warner Inc.	21,464	300,925
Value Line Inc.	47	2,157
Viacom Inc. Class B(a)	26,899	1,065,738
Walt Disney Co. (The)	38,406	1,205,180
Westwood One Inc.(a)	2,695	5,660
World Wrestling Entertainment Inc.	952	17,717
XM Satellite Radio Holdings Inc. Class A(a)	12,557	145,912

		8,534,788
METAL FABRICATE & HARDWARE – 0.26%
A.M. Castle & Co.	164	4,428
Ampco-Pittsburgh Corp.	21	903
Dynamic Materials Corp.	504	21,773
Haynes International Inc.(a)	489	26,836

Kaydon Corp.	1,003	44,042
L.B. Foster Co. Class A(a)	418	17,999
Ladish Co. Inc.(a)	248	8,928
Precision Castparts Corp.	6,095	622,178
RBC Bearings Inc.(a)	905	33,603
Sun Hydraulics Corp.	471	13,786
Valmont Industries Inc.	832	73,124

		867,600
MINING – 0.83%
AMCOL International Corp.	326	10,181
Apex Silver Mines Ltd.(a)	2,512	30,445
Brush Engineered Materials Inc.(a)	873	22,410
Century Aluminum Co.(a)	734	48,620
Coeur d’Alene Mines Corp.(a)	11,509	46,496
Freeport-McMoRan Copper & Gold Inc.	13,865	1,334,090
General Moly Inc.(a)	2,077	16,595
Hecla Mining Co.(a)	5,155	57,530
Horsehead Holding Corp.(a)	128	1,482
Kaiser Aluminum Corp.	637	44,144
Newmont Mining Corp.	7,812	353,884
Royal Gold Inc.	391	11,796
RTI International Metals Inc.(a)	996	45,029
Southern Copper Corp.(b)	3,238	336,202
Stillwater Mining Co.(a)	115	1,779
Titanium Metals Corp.	3,412	51,351
Uranium Resources Inc.(a)	1,047	6,272
US Gold Corp.(a)	2,144	5,446
Vulcan Materials Co.	4,602	305,573

		2,729,325
OFFICE & BUSINESS EQUIPMENT – 0.08%
Pitney Bowes Inc.	7,935	277,884

		277,884
OFFICE FURNISHINGS – 0.06%
Herman Miller Inc.	2,519	61,892
HNI Corp.(b)	2,056	55,286
Interface Inc. Class A	2,347	32,975
Knoll Inc.	2,117	24,430
Steelcase Inc. Class A	2,790	30,857

		205,440
OIL & GAS – 4.45%
Alon USA Energy Inc.	562	8,548
Apco Argentina Inc.	418	10,855
Approach Resources Inc.(a)	309	4,845
Arena Resources Inc.(a)	1,404	54,349
Atlas America Inc.	989	59,775
ATP Oil & Gas Corp.(a)	1,104	36,123
Atwood Oceanics Inc.(a)	1,228	112,632
Berry Petroleum Co. Class A	687	31,939
Bill Barrett Corp.(a)	1,044	49,329
Bois d’Arc Energy Inc.(a)	686	14,742
BPZ Resources Inc.(a)	2,728	59,279
Cabot Oil & Gas Corp.	4,297	218,459
Carrizo Oil & Gas Inc.(a)	1,177	69,761
Cheniere Energy Inc.(a)	1,887	37,363
Chesapeake Energy Corp.	12,598	581,398
CNX Gas Corp.(a)	1,193	38,510
Comstock Resources Inc.(a)	1,519	61,216
Concho Resources Inc.(a)	798	20,461
Contango Oil & Gas Co.(a)	567	36,634

Continental Resources Inc.(a)	592	18,879
Crosstex Energy Inc.	1,588	53,913
CVR Energy Inc.(a)	705	16,236
Delek US Holdings Inc.	286	3,624
Delta Petroleum Corp.(a)(b)	2,812	63,382
Denbury Resources Inc.(a)	10,636	303,658
Diamond Offshore Drilling Inc.	3,015	350,946
ENSCO International Inc.	6,097	381,794
Exxon Mobil Corp.	48,369	4,091,050
Frontier Oil Corp.	2,492	67,932
FX Energy Inc.(a)	1,520	6,475
GeoGlobal Resources Inc.(a)(b)	1,372	3,828
GMX Resources Inc.(a)	659	23,019
Goodrich Petroleum Corp.(a)	855	25,718
Grey Wolf Inc.(a)	619	4,197
Gulfport Energy Corp.(a)	853	9,042
Holly Corp.	2,025	87,905
Mariner Energy Inc.(a)	1,983	53,561
McMoRan Exploration Co.(a)(b)	918	15,872
Nabors Industries Ltd.(a)	10,949	369,748
Noble Corp.	11,885	590,328
Noble Energy Inc.	1,104	80,371
Parallel Petroleum Corp.(a)	1,945	38,064
Parker Drilling Co.(a)	3,820	24,677
Penn Virginia Corp.	825	36,374
Petrohawk Energy Corp.(a)	4,354	87,820
Petroleum Development Corp.(a)	99	6,858
PetroQuest Energy Inc.(a)	1,778	30,831
Pride International Inc.(a)	5,409	189,045
Quicksilver Resources Inc.(a)	4,472	163,362
Range Resources Corp.	6,535	414,646
Rex Energy Corp.(a)	197	3,278
Rosetta Resources Inc.(a)	1,176	23,132
Rowan Companies Inc.	3,528	145,283
SandRidge Energy Inc.(a)	574	22,472
Southwestern Energy Co.(a)	14,962	504,070
SulphCo Inc.(a)(b)	1,190	4,962
Sunoco Inc.	5,348	280,610
Tesoro Corp.	5,954	178,620
Transocean Inc.(a)	13,687	1,850,482
TXCO Resources Inc.(a)	1,450	17,951
Unit Corp.(a)	1,634	92,566
Valero Energy Corp.	19,104	938,197
Venoco Inc.(a)	884	10,272
W&T Offshore Inc.	748	25,514
Warren Resources Inc.(a)	2,687	31,895
Western Refining Inc.	603	8,122
XTO Energy Inc.	22,530	1,393,706

		14,650,505
OIL & GAS SERVICES – 3.76%
Baker Hughes Inc.	14,114	966,809
Basic Energy Services Inc.(a)	1,289	28,461
BJ Services Co.	12,950	369,205
Cal Dive International Inc.(a)	944	9,799
Cameron International Corp.(a)	9,749	405,948
CARBO Ceramics Inc.	872	34,967
Complete Production Services Inc.(a)	1,820	41,751
Dawson Geophysical Co.(a)	300	20,250
Dresser-Rand Group Inc.(a)	3,817	117,373
Dril-Quip Inc.(a)	1,149	53,394
Flotek Industries Inc.(a)	1,102	16,078
FMC Technologies Inc.(a)	5,749	327,061

Geokinetics Inc.(a)	293	5,309
Global Industries Ltd.(a)	4,166	67,031
Grant Prideco Inc.(a)	5,648	277,995
Gulf Island Fabrication Inc.	421	12,091
Halliburton Co.	40,353	1,587,083
Helix Energy Solutions Group Inc.(a)	3,241	102,092
Hercules Offshore Inc.(a)	3,632	91,236
ION Geophysical Corp.(a)	3,565	49,197
Lufkin Industries Inc.	635	40,526
Matrix Service Co.(a)	1,301	22,351
NATCO Group Inc. Class A(a)	834	38,990
National Oilwell Varco Inc.(a)	15,649	913,589
Newpark Resources Inc.(a)	3,307	16,866
Oceaneering International Inc.(a)	2,408	151,704
RPC Inc.	1,371	20,826
Schlumberger Ltd.	52,027	4,526,349
Smith International Inc.	8,827	566,958
Superior Energy Services Inc.(a)	3,596	142,474
Superior Offshore International Inc.(a)	277	917
Superior Well Services Inc.(a)	484	10,585
T-3 Energy Services Inc.(a)	205	8,725
Tetra Technologies Inc.(a)	3,109	49,247
Tidewater Inc.	1,488	82,004
Weatherford International Ltd.(a)	14,869	1,077,556
W-H Energy Services Inc.(a)	1,383	95,220
Willbros Group Inc.(a)	1,594	48,776

		12,396,793
PACKAGING & CONTAINERS – 0.35%
AEP Industries Inc.(a)	282	8,542
Ball Corp.	4,470	205,352
Crown Holdings Inc.(a)	7,211	181,429
Graphic Packaging Holding Co.(a)	2,945	8,599
Greif Inc. Class A	1,432	97,276
Owens-Illinois Inc.(a)	6,439	363,353
Packaging Corp. of America	4,147	92,603
Pactiv Corp.(a)	5,773	151,310
Sealed Air Corp.	942	23,786
Silgan Holdings Inc.	577	28,637

		1,160,887
PHARMACEUTICALS – 6.50%
Abbott Laboratories	67,999	3,750,145
ACADIA Pharmaceuticals Inc.(a)	1,327	12,023
Akorn Inc.(a)	2,359	11,158
Alexza Pharmaceuticals Inc.(a)	872	5,999
Alkermes Inc.(a)	4,303	51,120
Allergan Inc.	13,448	758,333
Allos Therapeutics Inc.(a)	1,786	10,859
Alnylam Pharmaceuticals Inc.(a)	1,509	36,820
Altus Pharmaceuticals Inc.(a)(b)	905	4,118
AmerisourceBergen Corp.	3,423	140,275
Amicus Therapeutics Inc.(a)	177	1,894
Amylin Pharmaceuticals Inc.(a)(b)	5,751	167,987
Animal Health International Inc.(a)	301	3,293
APP Pharmaceuticals Inc.(a)	1,088	13,143
Array BioPharma Inc.(a)	1,996	13,992
Auxilium Pharmaceuticals Inc.(a)	1,325	35,431
Barr Pharmaceuticals Inc.(a)	4,894	236,429
Bentley Pharmaceuticals Inc.(a)	432	7,020
Biodel Inc.(a)	202	2,192
BioForm Medical Inc.(a)	441	2,029
BioMarin Pharmaceutical Inc.(a)	4,294	151,879

Bionovo Inc.(a)	1,651	2,097
Bristol-Myers Squibb Co.	86,883	1,850,608
Cadence Pharmaceuticals Inc.(a)	701	4,171
Caraco Pharmaceutical Laboratories Ltd.(a)	431	7,736
Cardinal Health Inc.	16,126	846,776
Cephalon Inc.(a)	2,916	187,790
Cubist Pharmaceuticals Inc.(a)	2,369	43,637
CV Therapeutics Inc.(a)(b)	2,537	18,089
Cypress Bioscience Inc.(a)	1,897	13,583
Cytrx Corp.(a)	3,714	4,271
Dendreon Corp.(a)(b)	3,571	17,212
Discovery Laboratories Inc.(a)	3,609	8,481
DURECT Corp.(a)	2,969	15,587
Eli Lilly and Co.	21,401	1,104,078
Endo Pharmaceuticals Holdings Inc.(a)	5,912	141,533
Express Scripts Inc.(a)	9,741	626,541
Forest Laboratories Inc.(a)	14,106	564,381
Gilead Sciences Inc.(a)	41,225	2,124,324
HealthExtras Inc.(a)	1,325	32,913
Herbalife Ltd.	2,071	98,373
Hospira Inc.(a)	6,958	297,594
Idenix Pharmaceuticals Inc.(a)(b)	1,060	5,321
I-Flow Corp.(a)	880	12,346
ImClone Systems Inc.(a)	2,680	113,686
Indevus Pharmaceuticals Inc.(a)	2,374	11,324
Isis Pharmaceuticals Inc.(a)	2,149	30,322
Javelin Pharmaceuticals Inc.(a)	1,812	5,092
Jazz Pharmaceuticals Inc.(a)	243	2,192
K-V Pharmaceutical Co. Class A(a)	1,508	37,640
Ligand Pharmaceuticals Inc. Class B	3,859	15,436
Mannatech Inc.(b)	656	4,677
MAP Pharmaceuticals Inc.(a)	225	3,143
Medarex Inc.(a)	5,381	47,622
Medco Health Solutions Inc.(a)	23,167	1,014,483
Medicines Co. (The)(a)	2,216	44,763
Medicis Pharmaceutical Corp. Class A	2,387	47,000
Merck & Co. Inc.	79,027	2,999,075
Mylan Inc.	13,194	153,050
Nabi Biopharmaceuticals(a)	1,089	4,378
Nastech Pharmaceutical Co. Inc.(a)(b)	1,081	2,540
NBTY Inc.(a)	2,368	70,922
Neurocrine Biosciences Inc.(a)	864	4,666
Neurogen Corp.(a)	1,351	2,513
Noven Pharmaceuticals Inc.(a)	1,058	9,501
Obagi Medical Products Inc.(a)	241	2,092
Omnicare Inc.	623	11,314
Onyx Pharmaceuticals Inc.(a)	2,382	69,149
OSI Pharmaceuticals Inc.(a)	2,611	97,625
Osiris Therapeutics Inc.(a)(b)	555	6,982
Pain Therapeutics Inc.(a)(b)	1,530	12,929
Par Pharmaceutical Companies Inc.(a)	1,371	23,842
Penwest Pharmaceuticals Co.(a)	1,004	2,610
Perrigo Co.	1,739	65,612
PetMed Express Inc.(a)	910	10,092
PharMerica Corp.(a)	309	5,120
Poniard Pharmaceuticals Inc.(a)	1,003	3,360
POZEN Inc.(a)(b)	1,081	11,199
Progenics Pharmaceuticals Inc.(a)	1,247	8,143
Rigel Pharmaceuticals Inc.(a)	1,378	25,713
Salix Pharmaceuticals Ltd.(a)	1,793	11,260
Santarus Inc.(a)	2,182	5,608
Schering-Plough Corp.	71,596	1,031,698
Sciele Pharma Inc.(a)(b)	1,286	25,077

Sepracor Inc.(a)	4,767	93,052
Sirtris Pharmaceuticals Inc.(a)(b)	247	3,209
Somaxon Pharmaceuticals Inc.(a)	437	2,076
Sucampo Pharmaceuticals Inc.(a)	158	1,264
Synta Pharmaceuticals Corp.(a)(b)	202	1,634
Synutra International Inc.(a)(b)	167	5,219
Tiens Biotech Group (USA) Inc.(a)	10	21
Trubion Pharmaceuticals Inc.(a)	358	3,380
United Therapeutics Corp.(a)	972	84,272
USANA Health Sciences Inc.(a)(b)	349	7,688
Valeant Pharmaceuticals International(a)	4,055	52,026
Vanda Pharmaceuticals Inc.(a)	1,146	4,435
VCA Antech Inc.(a)	3,715	101,605
ViroPharma Inc.(a)	2,648	23,673
VIVUS Inc.(a)	2,502	15,087
Warner Chilcott Ltd. Class A(a)	3,877	69,786
Watson Pharmaceuticals Inc.(a)	2,716	79,633
Wyeth	31,237	1,304,457
XenoPort Inc.(a)	916	37,071
Zymogenetics Inc.(a)(b)	1,658	16,248

		21,402,867
PIPELINES – 0.34%
Equitable Resources Inc.	4,058	239,016
Questar Corp.	2,627	148,583
Williams Companies Inc. (The)	22,057	727,440

		1,115,039
REAL ESTATE – 0.18%
CB Richard Ellis Group Inc. Class A(a)	6,835	147,909
Consolidated-Tomoka Land Co.	254	14,237
Forest City Enterprises Inc. Class A	3,181	117,061
FX Real Estate and Entertainment Inc.(a)	297	1,746
Grubb & Ellis Co.	1,771	12,167
Jones Lang LaSalle Inc.	1,407	108,817
St. Joe Co. (The)(b)	4,054	174,038
Thomas Properties Group Inc.	1,020	8,956

		584,931
REAL ESTATE INVESTMENT TRUSTS – 1.09%
Acadia Realty Trust	1,368	33,037
Alexander’s Inc.(a)	97	34,387
Alexandria Real Estate Equities Inc.	685	63,513
Apartment Investment and Management Co. Class A	250	8,953
Associated Estates Realty Corp.	551	6,303
CapitalSource Inc.	4,081	39,463
Chimera Investment Corp.	368	4,526
Corporate Office Properties Trust	164	5,512
Cousins Properties Inc.(b)	1,743	43,070
Deerfield Capital Corp.	285	402
Digital Realty Trust Inc.	2,470	87,685
Duke Realty Corp.	4,641	105,861
DuPont Fabros Technology Inc.	609	10,042
EastGroup Properties Inc.	837	38,887
Equity Lifestyle Properties Inc.	867	42,804
Essex Property Trust Inc.	518	59,042
Federal Realty Investment Trust	1,383	107,805
FelCor Lodging Trust Inc.	2,670	32,120
First Industrial Realty Trust Inc.	1,184	36,574
General Growth Properties Inc.	5,215	199,057
Getty Realty Corp.	742	11,820
Glimcher Realty Trust	1,596	19,088

Health Care REIT Inc.	433	19,541
Highwoods Properties Inc.	1,732	53,813
Home Properties Inc.	1,086	52,117
Inland Real Estate Corp.	455	6,921
JER Investors Trust Inc.(b)	574	4,868
Kilroy Realty Corp.	1,477	72,535
Kite Realty Group Trust	45	630
Macerich Co. (The)	3,131	220,015
Maguire Properties Inc.	700	10,017
Mid-America Apartment Communities Inc.	1,080	53,827
National Health Investors Inc.	55	1,719
Nationwide Health Properties Inc.	3,717	125,449
Omega Healthcare Investors Inc.(b)	2,867	49,771
Post Properties Inc.	311	12,011
ProLogis	9,858	580,242
PS Business Parks Inc.	692	35,915
Public Storage	417	36,955
Ramco-Gershenson Properties Trust	498	10,513
Saul Centers Inc.	456	22,909
Simon Property Group Inc.	5,384	500,227
Sun Communities Inc.	695	14,248
Tanger Factory Outlet Centers Inc.	1,338	51,473
Taubman Centers Inc.	1,343	69,970
UDR Inc.	6,058	148,542
Universal Health Realty Income Trust	163	5,428
Ventas Inc.	5,942	266,855
Washington Real Estate Investment Trust	1,928	64,434
Weingarten Realty Investors	3,436	118,336

		3,599,232
RETAIL – 7.36%
A.C. Moore Arts & Crafts Inc.(a)	733	4,999
Abercrombie & Fitch Co. Class A	3,899	285,173
Advance Auto Parts Inc.	4,511	153,600
Aeropostale Inc.(a)	2,976	80,679
AFC Enterprises Inc.(a)	748	6,725
American Eagle Outfitters Inc.	8,174	143,127
AnnTaylor Stores Corp.(a)	2,150	51,987
AutoZone Inc.(a)	1,911	217,529
Barnes & Noble Inc.	187	5,732
Bebe Stores Inc.	1,077	11,578
Bed Bath & Beyond Inc.(a)	11,545	340,578
Best Buy Co. Inc.	15,276	633,343
Big 5 Sporting Goods Corp.	983	8,621
Big Lots Inc.(a)	4,016	89,557
BJ’s Restaurants Inc.(a)	730	10,519
Bon-Ton Stores Inc. (The)	140	766
Brinker International Inc.	4,593	85,200
Brown Shoe Co. Inc.	880	13,262
Buckle Inc. (The)	600	26,838
Buffalo Wild Wings Inc.(a)	644	15,778
Build-A-Bear Workshop Inc.(a)	684	6,218
Burger King Holdings Inc.	2,896	80,103
Cabela’s Inc. Class A(a)(b)	205	2,903
Cache Inc.(a)	392	4,426
California Pizza Kitchen Inc.(a)	1,234	16,178
CarMax Inc.(a)(b)	9,510	184,684
Carrols Restaurant Group Inc.(a)	430	3,840
Cash America International Inc.	1,201	43,716
Casual Male Retail Group Inc.(a)	1,400	5,880
Cato Corp. Class A	323	4,826
CBRL Group Inc.	629	22,499
CEC Entertainment Inc.(a)	569	16,433

Charlotte Russe Holding Inc.(a)	1,075	18,641
Cheesecake Factory Inc. (The)(a)(b)	3,086	67,244
Chico’s FAS Inc.(a)	7,538	53,595
Children’s Place Retail Stores Inc. (The)(a)	949	23,307
Chipotle Mexican Grill Inc. Class B(a)	1,453	141,072
Christopher & Banks Corp.	1,537	15,355
Circuit City Stores Inc.	3,148	12,529
Citi Trends Inc.(a)	593	10,941
CKE Restaurants Inc.	2,693	30,215
Coldwater Creek Inc.(a)(b)	2,647	13,367
Collective Brands Inc.(a)	1,237	14,992
Conn’s Inc.(a)(b)	26	424
Copart Inc.(a)	2,877	111,513
Costco Wholesale Corp.	13,567	881,448
CSK Auto Corp.(a)	118	1,099
CVS Caremark Corp.	34,893	1,413,515
Darden Restaurants Inc.	6,325	205,879
Denny’s Corp.(a)	4,008	11,944
Dick’s Sporting Goods Inc.(a)	3,619	96,917
Dollar Tree Inc.(a)	4,075	112,429
Dress Barn Inc.(a)	1,540	19,928
DSW Inc. Class A(a)	702	9,091
EZCORP Inc.(a)	1,594	19,622
Family Dollar Stores Inc.	6,292	122,694
FGX International Holdings Ltd.(a)	285	3,409
First Cash Financial Services Inc.(a)	1,135	11,725
GameStop Corp. Class A(a)	6,932	358,454
Gander Mountain Co.(a)(b)	124	754
Genesco Inc.(a)	799	18,465
hhgregg Inc.(a)	117	1,316
Hibbett Sports Inc.(a)	1,350	20,844
Home Depot Inc.	43,275	1,210,402
Hot Topic Inc.(a)	946	4,077
IHOP Corp.(b)	318	15,232
J. Crew Group Inc.(a)	1,776	78,446
J.C. Penney Co. Inc.	9,931	374,498
Jack in the Box Inc.(a)	1,464	39,338
Jo-Ann Stores Inc.(a)	110	1,620
Jos. A. Bank Clothiers Inc.(a)(b)	768	15,744
Kohl’s Corp.(a)	14,130	606,036
Krispy Kreme Doughnuts Inc.(a)(b)	2,776	8,467
Limited Brands Inc.	14,101	241,127
Longs Drug Stores Corp.	1,333	56,599
Lowe’s Companies Inc.	66,508	1,525,694
lululemon athletica inc.(a)(b)	253	7,193
McCormick & Schmick’s Seafood Restaurants Inc.(a)	587	6,839
McDonald’s Corp.	10,952	610,793
Men’s Wearhouse Inc. (The)	2,330	54,219
Morton’s Restaurant Group Inc.(a)	179	1,419
MSC Industrial Direct Co. Inc. Class A	2,094	88,472
New York & Co. Inc.(a)	924	5,304
99 Cents Only Stores(a)	1,132	11,195
Nordstrom Inc.	9,742	317,589
Nu Skin Enterprises Inc. Class A	1,439	25,931
Office Depot Inc.(a)	12,033	132,965
OfficeMax Inc.	1,481	28,346
O’Reilly Automotive Inc.(a)	5,049	143,997
P.F. Chang’s China Bistro Inc.(a)(b)	1,092	31,056
Pacific Sunwear of California Inc.(a)	2,435	30,705
Panera Bread Co. Class A(a)(b)	1,210	50,687
Pantry Inc. (The)(a)	403	8,495
Papa John’s International Inc.(a)	574	13,897
PC Connection Inc.(a)	98	776

Pep Boys - Manny, Moe & Jack (The)	316	3,147
PetSmart Inc.	5,700	116,508
PriceSmart Inc.	177	4,905
RadioShack Corp.	4,357	70,801
Red Robin Gourmet Burgers Inc.(a)(b)	718	26,975
Retail Ventures Inc.(a)	1,184	5,742
Ross Stores Inc.	6,147	184,164
Ruby Tuesday Inc.	1,881	14,108
Ruth’s Chris Steak House Inc.(a)	801	5,535
Saks Inc.(a)	5,467	68,173
Sally Beauty Co. Inc.(a)	4,005	27,635
School Specialty Inc.(a)	171	5,393
Select Comfort Corp.(a)	2,104	7,574
Shoe Carnival Inc.(a)	124	1,678
Sonic Corp.(a)	2,612	57,568
Staples Inc.	31,568	697,968
Starbucks Corp.(a)	32,841	574,718
Stein Mart Inc.	163	916
Systemax Inc.	272	3,280
Target Corp.	37,760	1,913,677
Texas Roadhouse Inc. Class A(a)	2,249	22,040
Tiffany & Co.	5,607	234,597
Tim Hortons Inc.	8,393	285,782
Titan Machinery Inc.(a)	273	5,105
TJX Companies Inc. (The)	19,386	641,095
Tractor Supply Co.(a)	1,479	58,450
Triarc Companies Inc. Class B	2,690	18,588
Tween Brands Inc.(a)	1,119	27,684
Ulta Salon Cosmetics & Fragrance Inc.(a)	316	4,437
Under Armour Inc. Class A(a)(b)	1,056	38,650
Urban Outfitters Inc.(a)	5,062	158,694
Walgreen Co.	44,048	1,677,788
Wal-Mart Stores Inc.	78,127	4,115,730
Wendy’s International Inc.	3,887	89,634
Wet Seal Inc. Class A(a)	3,600	12,204
Williams-Sonoma Inc.	4,069	98,633
World Fuel Services Corp.	923	25,909
Yum! Brands Inc.	20,929	778,768
Zumiez Inc.(a)	739	11,595

		24,243,031
SAVINGS & LOANS – 0.11%
Abington Bancorp Inc.	108	1,115
Beneficial Mutual Bancorp Inc.(a)	142	1,404
Capitol Federal Financial	640	23,987
Hudson City Bancorp Inc.	9,620	170,082
NewAlliance Bancshares Inc.	2,334	28,615
Oritani Financial Corp.(a)	243	3,686
People’s United Financial Inc.	6,749	116,825
TFS Financial Corp.	791	9,516
Wauwatosa Holdings Inc.(a)	28	333

		355,563
SEMICONDUCTORS – 4.32%
Advanced Analogic Technologies Inc.(a)	1,633	9,177
Advanced Micro Devices Inc.(a)(b)	10,758	63,365
Altera Corp.	13,559	249,892
Amkor Technology Inc.(a)	4,472	47,850
ANADIGICS Inc.(a)	2,519	16,525
Analog Devices Inc.	13,368	394,623
Applied Materials Inc.	61,049	1,191,066
Applied Micro Circuits Corp.(a)	1,110	7,970
Asyst Technologies Inc.(a)	1,899	6,647

ATMI Inc.(a)	1,287	35,817
AuthenTec Inc.(a)	211	2,097
Broadcom Corp. Class A(a)	20,812	401,047
Brooks Automation Inc.(a)	309	3,003
Cabot Microelectronics Corp.(a)	836	26,877
Cavium Networks Inc.(a)	183	3,001
Cirrus Logic Inc.(a)	2,106	14,152
Cohu Inc.	445	7,231
Conexant Systems Inc.(a)	5,549	3,218
Cree Inc.(a)(b)	896	25,052
Cypress Semiconductor Corp.(a)	6,928	163,570
Diodes Inc.(a)	1,285	28,219
DSP Group Inc.(a)	53	675
Emulex Corp.(a)	2,180	35,403
Entegris Inc.(a)	793	5,702
Exar Corp.(a)	1,177	9,687
Fairchild Semiconductor International Inc. Class A(a)	2,189	26,093
FormFactor Inc.(a)	2,050	39,155
Hittite Microwave Corp.(a)	708	26,493
Integrated Device Technology Inc.(a)	2,840	25,361
Intel Corp.	256,477	5,432,183
International Rectifier Corp.(a)	709	15,244
Intersil Corp. Class A	3,155	80,989
IPG Photonics Corp.(a)	433	6,794
IXYS Corp.(a)	639	4,364
KLA-Tencor Corp.	7,940	294,574
Kulicke and Soffa Industries Inc.(a)	2,249	10,750
Lam Research Corp.(a)	5,468	208,987
Linear Technology Corp.	9,750	299,228
LSI Corp.(a)	18,508	91,615
LTX Corp.(a)	2,661	8,356
Marvell Technology Group Ltd.(a)	20,984	228,306
Mattson Technology Inc.(a)	1,926	11,729
MEMC Electronic Materials Inc.(a)	9,926	703,753
Micrel Inc.	2,376	22,026
Microchip Technology Inc.	8,327	272,543
Micron Technology Inc.(a)	10,548	62,972
Microsemi Corp.(a)	3,485	79,458
Microtune Inc.(a)	2,281	8,348
MIPS Technologies Inc. Class A(a)	1,843	7,298
MKS Instruments Inc.(a)	124	2,654
Monolithic Power Systems Inc.(a)	1,019	17,965
National Semiconductor Corp.	11,254	206,173
NetLogic Microsystems Inc.(a)	711	17,164
Novellus Systems Inc.(a)	3,294	69,339
NVIDIA Corp.(a)	23,931	473,595
OmniVision Technologies Inc.(a)	621	10,445
ON Semiconductor Corp.(a)	14,568	82,746
Pericom Semiconductor Corp.(a)	330	4,844
PLX Technology Inc.(a)	1,220	8,137
PMC-Sierra Inc.(a)	8,487	48,376
QLogic Corp.(a)	5,496	84,364
Rambus Inc.(a)	3,656	85,221
Rubicon Technology Inc.(a)	194	5,622
Rudolph Technologies Inc.(a)	631	6,165
Semitool Inc.(a)	170	1,414
Semtech Corp.(a)	2,225	31,884
Silicon Image Inc.(a)	3,407	17,069
Silicon Laboratories Inc.(a)	2,349	74,087
SiRF Technology Holdings Inc.(a)	2,580	13,132
Skyworks Solutions Inc.(a)	918	6,683
Standard Microsystems Corp.(a)	326	9,513

Supertex Inc.(a)	480	9,797
Syntax-Brillian Corp.(a)(b)	2,264	2,219
Techwell Inc.(a)	632	6,851
Teradyne Inc.(a)	4,083	50,711
Tessera Technologies Inc.(a)	2,056	42,765
Texas Instruments Inc.	58,974	1,667,195
Ultra Clean Holdings Inc.(a)	105	1,029
Ultratech Inc.(a)	535	5,141
Varian Semiconductor Equipment Associates Inc.(a)	3,416	96,160
Veeco Instruments Inc.(a)	175	2,910
Volterra Semiconductor Corp.(a)(b)	907	10,276
Xilinx Inc.	13,181	313,049
Zoran Corp.(a)	701	9,576

		14,212,756
SOFTWARE – 7.20%
ACI Worldwide Inc.(a)	1,598	31,832
Activision Inc.(a)	12,561	343,041
Actuate Corp.(a)	2,579	10,574
Acxiom Corp.	2,705	32,108
Adobe Systems Inc.(a)	24,785	882,098
Advent Software Inc.(a)	777	33,116
Allscripts Healthcare Solutions Inc.(a)	2,370	24,458
American Reprographics Co.(a)	1,285	19,069
ANSYS Inc.(a)	3,443	118,852
Autodesk Inc.(a)	10,113	318,357
Automatic Data Processing Inc.	23,124	980,226
BEA Systems Inc.(a)	18,291	350,273
Blackbaud Inc.	1,592	38,654
Blackboard Inc.(a)	1,216	40,529
BladeLogic Inc.(a)	172	4,825
BMC Software Inc.(a)	8,915	289,916
Broadridge Financial Solutions Inc.	6,199	109,102
CA Inc.	11,448	257,580
Cerner Corp.(a)(b)	2,913	108,597
Citrix Systems Inc.(a)	8,439	247,516
CommVault Systems Inc.(a)	1,512	18,749
Computer Programs and Systems Inc.	276	5,768
Compuware Corp.(a)	9,772	71,726
Concur Technologies Inc.(a)	1,882	58,436
CSG Systems International Inc.(a)	774	8,800
Deltek Inc.(a)	271	3,518
Digi International Inc.(a)	154	1,777
DivX Inc.(a)	1,002	7,014
Double-Take Software Inc.(a)	348	4,065
Dun & Bradstreet Corp. (The)	2,651	215,738
Eclipsys Corp.(a)	1,950	38,240
Electronic Arts Inc.(a)	13,729	685,352
Epicor Software Corp.(a)	2,493	27,922
EPIQ Systems Inc.(a)	1,371	21,278
Fair Isaac Corp.	253	5,445
FalconStor Software Inc.(a)	1,363	10,372
Fidelity National Information Services Inc.	7,183	273,960
Fiserv Inc.(a)	7,417	356,684
Global Payments Inc.	3,569	147,614
Glu Mobile Inc.(a)	313	1,405
Guidance Software Inc.(a)	142	1,271
IMS Health Inc.	7,234	151,986
Informatica Corp.(a)	3,738	63,770
infoUSA Inc.	466	2,847
InnerWorkings Inc.(a)	1,005	14,100
Interactive Intelligence Inc.(a)	564	6,638
Intuit Inc.(a)	14,781	399,235

INVESTools Inc.(a)(b)	1,698	18,661
JDA Software Group Inc.(a)	331	6,041
ManTech International Corp. Class A(a)	146	6,623
MasterCard Inc. Class A	3,528	786,709
MedAssets Inc.(a)	533	7,899
Microsoft Corp.	362,345	10,283,351
MicroStrategy Inc. Class A(a)	342	25,305
Midway Games Inc.(a)(b)	998	2,695
MoneyGram International Inc.	3,569	6,638
Monotype Imaging Holdings Inc.(a)	327	4,941
MSCI Inc. Class A(a)	563	16,749
NAVTEQ Corp.(a)	4,326	294,168
NetSuite Inc.(a)	227	4,890
Novell Inc.(a)	1,841	11,580
Nuance Communications Inc.(a)(b)	6,517	113,461
Omnicell Inc.(a)	1,447	29,085
Omniture Inc.(a)	1,914	44,424
OpenTV Corp.(a)	2,512	2,964
Oracle Corp.(a)	170,207	3,329,249
Packeteer Inc.(a)	1,296	6,597
Parametric Technology Corp.(a)	2,242	35,827
Paychex Inc.	15,050	515,613
PDF Solutions Inc.(a)	492	2,711
Pegasystems Inc.	47	453
Phase Forward Inc.(a)	1,764	30,129
Progress Software Corp.(a)	1,760	52,659
PROS Holdings Inc.(a)	244	3,062
QAD Inc.	426	3,583
Quality Systems Inc.	731	21,835
Quest Software Inc.(a)	2,558	33,433
Red Hat Inc.(a)	8,510	156,499
Renaissance Learning Inc.(b)	352	4,924
Salesforce.com Inc.(a)	4,163	240,913
Schawk Inc.	55	879
SeaChange International Inc.(a)	536	3,768
SEI Investments Co.	5,748	141,918
Smith Micro Software Inc.(a)	1,280	7,834
Solera Holdings Inc.(a)	778	18,952
SourceForge Inc.(a)	2,880	5,731
SPSS Inc.(a)	779	30,210
Sybase Inc.(a)	417	10,967
Synchronoss Technologies Inc.(a)	780	15,623
Take-Two Interactive Software Inc.(a)	2,936	74,927
Taleo Corp. Class A(a)	713	13,832
THQ Inc.(a)	2,855	62,239
Total System Services Inc.	8,816	208,587
Trident Microsystems Inc.(a)	2,431	12,520
Ultimate Software Group Inc.(a)	1,053	31,653
Unica Corp.(a)	424	2,883
VeriFone Holdings Inc.(a)	2,784	44,182
VMware Inc. Class A(a)(b)	1,345	57,593
Wind River Systems Inc.(a)	3,180	24,613

		23,717,015
STORAGE & WAREHOUSING – 0.01%
Mobile Mini Inc.(a)	1,219	23,161

		23,161
TELECOMMUNICATIONS – 4.68%
Acme Packet Inc.(a)	935	7,471
ADTRAN Inc.	1,309	24,217
Airvana Inc.(a)	198	1,036
Amdocs Ltd.(a)	8,791	249,313

American Tower Corp. Class A(a)	17,876	700,918
Anaren Inc.(a)	32	405
Anixter International Inc.(a)	1,150	73,646
ARRIS Group Inc.(a)	5,308	30,893
Aruba Networks Inc.(a)	195	1,016
Atheros Communications Inc.(a)	2,611	54,413
Avanex Corp.(a)	8,320	5,907
BigBand Networks Inc.(a)	540	3,094
Cbeyond Inc.(a)	884	16,610
Centennial Communications Corp.(a)	1,024	6,052
Ciena Corp.(a)	3,755	115,767
Cisco Systems Inc.(a)	268,009	6,456,337
Citizens Communications Co.	2,569	26,949
CommScope Inc.(a)	2,769	96,444
Comtech Telecommunications Corp.(a)	999	38,961
Consolidated Communications Holdings Inc.	490	7,414
Corning Inc.	69,434	1,669,193
CPI International Inc.(a)	305	3,026
Crown Castle International Corp.(a)	8,379	288,992
Ditech Networks Inc.(a)	549	1,614
EchoStar Corp.(a)	1,846	54,531
EMS Technologies Inc.(a)	325	8,821
Extreme Networks Inc.(a)	286	887
FairPoint Communications Inc.	174	1,569
Finisar Corp.(a)	11,457	14,665
Foundry Networks Inc.(a)	5,689	65,879
General Communication Inc. Class A(a)	300	1,842
GeoEye Inc.(a)	541	14,061
Global Crossing Ltd.(a)	635	9,627
Globalstar Inc.(a)(b)	840	6,124
Harmonic Inc.(a)	3,981	30,256
Harris Corp.	5,934	287,977
Harris Stratex Networks Inc.(a)	1,073	10,762
Hughes Communications Inc.(a)	279	14,140
Hungarian Telephone and Cable Corp.(a)	52	902
Hypercom Corp.(a)	1,315	5,707
ICO Global Communications (Holdings) Ltd.(a)	1,878	5,803
Infinera Corp.(a)	422	5,064
InterDigital Inc.(a)	1,993	39,481
iPCS Inc.	548	12,796
Ixia(a)	1,312	10,181
JDS Uniphase Corp.(a)	5,312	71,128
Juniper Networks Inc.(a)	16,223	405,575
Knology Inc.(a)	577	7,472
Leap Wireless International Inc.(a)	2,265	105,549
Level 3 Communications Inc.(a)(b)	66,655	141,309
MasTec Inc.(a)	1,511	12,405
MetroPCS Communications Inc.(a)	2,473	42,041
NETGEAR Inc.(a)	1,482	29,566
Network Equipment Technologies Inc.(a)	1,139	7,483
NeuStar Inc. Class A(a)	3,405	90,164
Neutral Tandem Inc.(a)	119	2,143
NII Holdings Inc. Class B(a)	7,625	242,323
Novatel Wireless Inc.(a)	1,548	14,985
NTELOS Holdings Corp.	1,187	28,725
Oplink Communications Inc.(a)	415	3,681
Opnext Inc.(a)	788	4,295
Optium Corp.(a)	172	1,209
ORBCOMM Inc.(a)	1,134	5,625
PAETEC Holding Corp.(a)	1,286	8,565
Polycom Inc.(a)	4,127	93,023
Premiere Global Services Inc.(a)	346	4,962
QUALCOMM Inc.	73,580	3,016,780

RF Micro Devices Inc.(a)	6,888	18,322
Rural Cellular Corp. Class A(a)	208	9,200
SAVVIS Inc.(a)	835	13,585
SBA Communications Corp.(a)	4,793	142,975
Shenandoah Telecommunications Co.	95	1,410
ShoreTel Inc.(a)	243	1,244
Sonus Networks Inc.(a)	11,674	40,159
Starent Networks Corp.(a)	313	4,226
Switch & Data Facilities Co. Inc.(a)	554	5,656
Sycamore Networks Inc.(a)	3,005	10,998
Symmetricom Inc.(a)	1,006	3,511
TeleCorp PCS Inc. Escrow(c)	189	0
Telephone and Data Systems Inc.	2,045	80,307
Time Warner Telecom Inc. Class A(a)	5,952	92,196
United States Cellular Corp.(a)	252	13,860
UTStarcom Inc.(a)(b)	2,085	5,921
Veraz Networks Inc.(a)	398	979
Viasat Inc.(a)	1,037	22,524
Virgin Mobile USA Inc. Class A(a)(b)	520	1,056
Vonage Holdings Corp.(a)(b)	1,314	2,431
Windstream Corp.	11,660	139,337

		15,429,668
TEXTILES – 0.04%
Cintas Corp.	4,576	130,599

		130,599
TOYS, GAMES & HOBBIES – 0.08%
Hasbro Inc.	2,285	63,752
Marvel Entertainment Inc.(a)	1,543	41,337
Mattel Inc.	7,362	146,504

		251,593
TRANSPORTATION – 2.47%
American Commercial Lines Inc.(a)	2,413	38,125
Arlington Tankers Ltd.	572	12,012
Burlington Northern Santa Fe Corp.	14,826	1,367,254
C.H. Robinson Worldwide Inc.	7,463	405,987
Celadon Group Inc.(a)	1,012	9,796
Con-way Inc.	1,622	80,257
CSX Corp.	3,049	170,957
Double Hull Tankers Inc.	906	9,613
Dynamex Inc.(a)	452	11,436
Eagle Bulk Shipping Inc.	649	16,718
Expeditors International Washington Inc.	9,372	423,427
FedEx Corp.	11,387	1,055,233
Forward Air Corp.	1,010	35,794
Frontline Ltd.	2,181	100,370
Genco Shipping & Trading Ltd.	37	2,088
Genesee & Wyoming Inc. Class A(a)	794	27,314
Golar LNG Ltd.	324	5,919
Heartland Express Inc.	805	11,479
Horizon Lines Inc. Class A	1,447	26,929
Hub Group Inc. Class A(a)	1,654	54,400
J.B. Hunt Transport Services Inc.	3,793	119,214
Kansas City Southern Industries Inc.(a)(b)	2,111	84,672
Kirby Corp.(a)	2,395	136,515
Knight Transportation Inc.(b)	2,435	40,080
Knightsbridge Tankers Ltd.	701	18,703
Landstar System Inc.	2,476	129,148
Norfolk Southern Corp.	8,855	481,004
Old Dominion Freight Line Inc.(a)	1,186	37,750
Pacer International Inc.	486	7,985

PHI Inc.(a)	299	9,430
Saia Inc.(a)	57	904
Ship Finance International Ltd.	1,346	35,373
Ultrapetrol (Bahamas) Ltd.(a)	238	2,437
Union Pacific Corp.	7,305	915,901
United Parcel Service Inc. Class B	29,641	2,164,386
Universal Truckload Services Inc.(a)	122	2,546
UTi Worldwide Inc.	4,445	89,256

		8,140,412
TRUCKING & LEASING – 0.02%
Aircastle Ltd.	1,276	14,355
GATX Corp.	859	33,561
TAL International Group Inc.	90	2,121
Textainer Group Holdings Ltd.	223	3,363

		53,400
WATER – 0.01%
Aqua America Inc.	397	7,456
Consolidated Water Co. Ltd.	611	13,460
SJW Corp.	29	829

		21,745

TOTAL COMMON STOCKS
(Cost: $357,198,682)		328,923,224

Security	Shares	Value
RIGHTS – 0.00%

DIVERSIFIED FINANCIAL SERVICES – 0.00%
Centerline Holding Co.(b)(c)	1,300	0

		0
REAL ESTATE – 0.00%
FX Real Estate and Entertainment Inc.(a)	148	12

		12

TOTAL RIGHTS
(Cost: $0)		12

Security	Shares	Value
SHORT-TERM INVESTMENTS – 1.39%

MONEY MARKET FUNDS – 1.39%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.18%(d)(e)	325,771	325,771
BGI Cash Premier Fund LLC
3.22%(d)(e)(f)	4,264,950	4,264,950

		4,590,721

TOTAL SHORT-TERM INVESTMENTS
(Cost: $4,590,721)		4,590,721

TOTAL INVESTMENTS IN SECURITIES – 101.26%
(Cost: $361,789,403)	333,513,957
Other Assets, Less Liabilities – (1.26)%	(4,148,582)

NET ASSETS – 100.00%	$329,365,375

NVS - Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.

(d)	Affiliated issuer. See Note 2.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

(f)	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments

iSHARES® RUSSELL 3000 VALUE INDEX FUND

March 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.77%

ADVERTISING – 0.04%
Gaiam Inc.(a)	350	$6,062
Getty Images Inc.(a)	2,109	67,488
Harte-Hanks Inc.	1,242	16,978
Interpublic Group of Companies Inc. (The)(a)	14,820	124,636
Marchex Inc. Class B	508	5,070
R.H. Donnelley Corp.(a)(b)	5,930	30,006
ValueVision Media Inc. Class A(a)	399	2,210

		252,450
AEROSPACE & DEFENSE – 1.63%
AAR Corp.(a)	208	5,672
Alliant Techsystems Inc.(a)	380	39,341
Argon ST Inc.(a)	658	11,193
Curtiss-Wright Corp.	1,933	80,181
DRS Technologies Inc.	3,179	185,272
Esterline Technologies Corp.(a)	1,959	98,675
General Dynamics Corp.	29,026	2,419,898
Kaman Corp.	1,334	37,739
L-3 Communications Holdings Inc.	6,908	755,321
Moog Inc. Class A(a)	2,346	99,025
MTC Technologies Inc.(a)	577	13,721
Northrop Grumman Corp.	26,936	2,095,890
Orbital Sciences Corp.(a)	754	18,171
Raytheon Co.	17,931	1,158,522
Spirit AeroSystems Holdings Inc. Class A(a)	1,062	23,555
Teledyne Technologies Inc.(a)	446	20,962
Triumph Group Inc.	1,064	60,574
United Technologies Corp.	32,269	2,220,753

		9,344,465
AGRICULTURE – 1.78%
Altria Group Inc.	74,684	1,657,985
Andersons Inc. (The)	1,268	56,565
Archer-Daniels-Midland Co.	54,349	2,237,005
Bunge Ltd.(b)	10,076	875,403
Carolina Group	3,670	266,258
Maui Land & Pineapple Co. Inc.(a)	232	7,398
Philip Morris International Inc.	74,684	3,777,517
Reynolds American Inc.	14,362	847,789
Universal Corp.	2,231	146,197
UST Inc.	5,532	301,605
Vector Group Ltd.	931	16,376

		10,190,098
AIRLINES – 0.20%
Alaska Air Group Inc.(a)	3,330	65,335
ExpressJet Holdings Inc.(a)	4,096	10,772
JetBlue Airways Corp.(a)(b)	12,691	73,608
Northwest Airlines Corp.(a)	7,323	65,834
Republic Airways Holdings Inc.(a)	2,768	59,955

SkyWest Inc.	5,075	107,184
Southwest Airlines Co.	48,262	598,449
UAL Corp.	3,856	83,020
US Airways Group Inc.(a)	6,879	61,292

		1,125,449
APPAREL – 0.21%
Cherokee Inc.	168	5,657
Columbia Sportswear Co.	884	38,923
G-III Apparel Group Ltd.(a)	70	939
Jones Apparel Group Inc.	7,090	95,148
K-Swiss Inc. Class A	1,442	22,812
Liz Claiborne Inc.	7,396	134,237
Maidenform Brands Inc.(a)	737	11,991
Oxford Industries Inc.	1,273	28,681
Perry Ellis International Inc.(a)	940	20,520
Quiksilver Inc.(a)	7,096	69,612
Steven Madden Ltd.(a)	853	14,612
Timberland Co. Class A(a)	2,477	34,009
VF Corp.	7,407	574,117
Warnaco Group Inc. (The)(a)	1,858	73,280
Weyco Group Inc.	612	18,158
Wolverine World Wide Inc.	2,074	60,167

		1,202,863
AUTO MANUFACTURERS – 0.32%
Ford Motor Co.(a)	177,346	1,014,419
General Motors Corp.	40,358	768,820
Wabash National Corp.	2,524	22,691

		1,805,930
AUTO PARTS & EQUIPMENT – 0.27%
Accuride Corp.(a)	1,946	15,918
Aftermarket Technology Corp.(a)	1,806	35,109
American Axle & Manufacturing Holdings Inc.	3,693	75,706
ArvinMeritor Inc.	5,886	73,634
Autoliv Inc.	2,476	124,295
BorgWarner Inc.	7,681	330,513
Commercial Vehicle Group Inc.(a)	1,758	17,422
Cooper Tire & Rubber Co.	5,084	76,107
Exide Technologies Inc.(a)	6,263	82,045
Johnson Controls Inc.	10,210	345,098
Lear Corp.(a)	4,215	109,211
Miller Industries Inc.(a)	609	5,865
Modine Manufacturing Co.	2,678	38,804
Standard Motor Products Inc.	1,302	7,968
Superior Industries International Inc.	1,879	38,989
Tenneco Inc.(a)	2,955	82,563
TRW Automotive Holdings Corp.(a)	3,509	82,005
Visteon Corp.(a)	5,194	19,529

		1,560,781
BANKS – 9.51%
AMCORE Financial Inc.	1,910	38,868
AmericanWest Bancorporation	1,422	12,400
Ameris Bancorp	1,118	17,955
Associated Banc-Corp	10,610	282,544
BancFirst Corp.	657	30,077
Banco Latinoamericano de Exportaciones SA Class E	2,241	34,511
Bancorp Inc. (The)(a)	886	10,703
BancorpSouth Inc.	6,780	157,025
Bank Mutual Corp.	4,829	51,863
Bank of America Corp.	369,414	14,004,485
Bank of Hawaii Corp.	2,714	134,506

Bank of New York Mellon Corp. (The)	61,536	2,567,897
Bank of the Ozarks Inc.	210	5,019
Banner Corp.	1,283	29,560
BB&T Corp.	45,911	1,471,907
BOK Financial Corp.	1,838	95,999
Boston Private Financial Holdings Inc.	3,060	32,405
Capital City Bank Group Inc.(b)	1,051	30,479
Capital Corp of the West	783	6,280
Capitol Bancorp Ltd.	1,178	24,903
Cascade Bancorp(b)	1,666	15,927
Cathay General Bancorp	4,217	87,418
Centennial Bank Holdings Inc.(a)	4,547	28,555
Center Financial Corp.	831	7,529
Central Pacific Financial Corp.	2,541	47,898
Chemical Financial Corp.	2,051	48,896
Citizens Republic Bancorp Inc.	6,242	77,588
City Bank	1,004	22,359
City Holding Co.	1,419	56,618
City National Corp.	3,452	170,736
CoBiz Financial Inc.	747	9,726
Colonial BancGroup Inc. (The)	13,349	128,551
Columbia Banking System Inc.	1,490	33,346
Comerica Inc.	12,965	454,812
Commerce Bancshares Inc.	6,087	255,837
Community Bancorp(a)	861	11,675
Community Bank System Inc.	2,478	60,860
Community Trust Bancorp Inc.	1,256	36,801
Corus Bankshares Inc.(b)	3,209	31,224
Cullen/Frost Bankers Inc.	5,030	266,791
CVB Financial Corp.	5,480	57,047
Discover Financial Services LLC	37,365	611,665
East West Bancorp Inc.	5,219	92,637
Enterprise Financial Services Corp.(b)	240	6,000
F.N.B. Corp. (Pennsylvania)	4,988	77,863
Fifth Third Bancorp	45,963	961,546
First Bancorp (North Carolina)	994	19,810
First BanCorp (Puerto Rico)	7,732	78,557
First Busey Corp. Class A(b)	1,969	41,585
First Charter Corp.	2,905	77,593
First Citizens BancShares Inc. Class A	496	69,118
First Commonwealth Financial Corp.	6,108	70,792
First Community Bancorp	2,124	57,029
First Community Bancshares Inc.	831	30,265
First Financial Bancorp	2,729	36,705
First Financial Bankshares Inc.	1,614	66,142
First Financial Corp.	1,091	33,581
First Horizon National Corp.(b)	10,512	147,273
First Merchants Corp.	1,515	43,238
First Midwest Bancorp Inc.	4,096	113,746
First Regional Bancorp(a)	691	11,332
1st Source Corp.	1,250	26,312
First State Bancorp	1,690	22,629
FirstMerit Corp.	6,634	137,058
Fremont General Corp.(a)(b)	5,585	2,792
Frontier Financial Corp.	3,309	58,503
Fulton Financial Corp.	14,266	175,329
Glacier Bancorp Inc.	4,342	83,236
Great Southern Bancorp Inc.	859	13,409
Green Bancshares Inc.	932	16,487
Hancock Holding Co.	2,210	92,864
Hanmi Financial Corp.	3,343	24,705
Harleysville National Corp.	2,382	34,348
Heartland Financial USA Inc.	1,051	22,239
Heritage Commerce Corp.	1,180	21,629

Home Bancshares Inc.	951	19,847
Horizon Financial Corp.	1,011	13,962
Huntington Bancshares Inc.	30,505	327,929
IBERIABANK Corp.	959	42,436
Imperial Capital Bancorp Inc.	455	9,837
Independent Bank Corp. (Massachusetts)	1,175	34,721
Independent Bank Corp. (Michigan)	1,864	19,348
Integra Bank Corp.	1,716	27,799
International Bancshares Corp.	4,221	95,310
Irwin Financial Corp.	1,556	8,262
KeyCorp	33,024	724,877
K-Fed Bancorp	28	319
Lakeland Bancorp Inc.(b)	1,652	21,360
Lakeland Financial Corp.	1,006	22,786
M&T Bank Corp.	5,955	479,258
Macatawa Bank Corp.(b)	1,273	13,252
MainSource Financial Group Inc.	1,549	24,010
Marshall & Ilsley Corp.	21,495	498,684
MB Financial Inc.	3,016	92,832
Midwest Banc Holdings Inc.	1,991	25,445
Nara Bancorp Inc.	1,847	23,993
National City Corp.	48,095	478,545
National Penn Bancshares Inc.	6,399	116,398
NBT Bancorp Inc.	2,617	58,097
Northern Trust Corp.	2,749	182,726
Northfield Bancorp Inc.(a)	1,526	15,641
Old National Bancorp	5,488	98,784
Old Second Bancorp Inc.	1,084	28,791
Omega Financial Corp.	1,032	32,198
Oriental Financial Group Inc.	1,712	33,744
Pacific Capital Bancorp	3,886	83,549
Park National Corp.(b)	999	70,779
Peoples Bancorp Inc.	869	20,952
Pinnacle Financial Partners Inc.(a)	839	21,478
PNC Financial Services Group Inc. (The)	28,957	1,898,710
Popular Inc.	23,358	272,354
Preferred Bank	650	10,848
PrivateBancorp Inc.	575	18,095
Prosperity Bancshares Inc.	2,935	84,117
Provident Bankshares Corp.	2,664	28,611
Regions Financial Corp.	58,768	1,160,668
Renasant Corp.	1,757	39,532
Republic Bancorp Inc. Class A	781	14,745
Royal Bancshares of Pennsylvania Inc. Class A	450	6,511
S&T Bancorp Inc.	2,050	65,948
Sandy Spring Bancorp Inc.	1,302	35,831
Santander BanCorp	362	3,660
SCBT Financial Corp.	922	31,164
Seacoast Banking Corp. of Florida(b)	1,225	13,414
Security Bank Corp.(b)	1,937	15,399
Signature Bank(a)	125	3,187
Simmons First National Corp. Class A	1,146	34,071
South Financial Group Inc. (The)	6,114	90,854
Southside Bancshares Inc.(b)	809	19,473
Southwest Bancorp Inc.	1,182	20,697
State Street Corp.	6,373	503,467
Sterling Bancorp	1,544	23,978
Sterling Bancshares Inc.	6,135	60,982
Sterling Financial Corp. (Pennsylvania)(a)	2,218	38,704
Sterling Financial Corp. (Washington)	4,224	65,937
Suffolk Bancorp	142	4,499
Sun Bancorp Inc. (New Jersey)(a)	1,197	15,765
SunTrust Banks Inc.	29,713	1,638,375
Superior Bancorp(a)	1,388	6,898

Susquehanna Bancshares Inc.	7,021	143,018
SVB Financial Group(a)	2,301	100,416
SY Bancorp Inc.	1,014	23,565
Synovus Financial Corp.	14,409	159,364
Taylor Capital Group Inc.	478	7,849
TCF Financial Corp.	10,844	194,324
Texas Capital Bancshares Inc.(a)	1,702	28,730
Tompkins Financial Corp.	541	26,617
TriCo Bancshares	1,147	19,855
Trustmark Corp.	4,043	90,078
U.S. Bancorp	144,718	4,683,074
UCBH Holdings Inc.	8,242	63,958
UMB Financial Corp.	2,558	105,390
Umpqua Holdings Corp.	5,047	78,279
Union Bankshares Corp.	1,103	21,365
UnionBanCal Corp.	4,020	197,302
United Bancshares Inc.	2,967	79,071
United Community Banks Inc.	3,414	57,970
Univest Corp. of Pennsylvania	1,073	28,102
Valley National Bancorp	10,029	192,657
Virginia Commerce Bancorp Inc.(a)	200	2,296
W Holding Co. Inc.(b)	9,415	11,204
Wachovia Corp.	165,531	4,469,337
Washington Trust Bancorp Inc.	945	23,455
Webster Financial Corp.	4,469	124,551
Wells Fargo & Co.	282,823	8,230,149
WesBanco Inc.	2,114	52,237
West Coast Bancorp	1,299	18,952
Westamerica Bancorporation	1,830	96,258
Western Alliance Bancorporation(a)(b)	592	7,613
Whitney Holding Corp.	5,569	138,056
Wilmington Trust Corp.	5,788	180,007
Wilshire Bancorp Inc.	1,255	9,588
Wintrust Financial Corp.	1,993	69,655
Zions Bancorporation	8,995	409,722

		54,466,104
BEVERAGES – 1.22%
Anheuser-Busch Companies Inc.	21,979	1,042,904
Boston Beer Co. Inc. Class A(a)	107	5,087
Brown-Forman Corp. Class B	1,894	125,421
Coca-Cola Co. (The)	65,368	3,978,950
Coca-Cola Enterprises Inc.	25,923	627,337
Constellation Brands Inc. Class A(a)	16,035	283,338
Farmer Brothers Co.	559	12,935
Molson Coors Brewing Co. Class B	9,782	514,240
Pepsi Bottling Group Inc.	8,765	297,221
PepsiAmericas Inc.	4,874	124,433

		7,011,866
BIOTECHNOLOGY – 0.58%
Amgen Inc.(a)	25,881	1,081,308
Arena Pharmaceuticals Inc.(a)(b)	5,815	39,775
ARIAD Pharmaceuticals Inc.(a)	2,383	8,031
Biogen Idec Inc.(a)	19,447	1,199,685
Bio-Rad Laboratories Inc. Class A(a)	1,545	137,428
Cambrex Corp.	2,357	16,334
Celera Group(a)	6,501	95,565
Charles River Laboratories International Inc.(a)	3,677	216,722
Cytokinetics Inc.(a)	746	2,477
Enzon Pharmaceuticals Inc.(a)	512	4,716
Immunomedics Inc.(a)	679	1,908
Incyte Corp.(a)	2,797	29,396
InterMune Inc.(a)(b)	317	4,622

Invitrogen Corp.(a)(b)	2,415	206,410
Martek Biosciences Corp.(a)	2,665	81,469
Maxygen Inc.(a)	2,001	12,926
Millennium Pharmaceuticals Inc.(a)	11,872	183,541
Molecular Insight Pharmaceuticals Inc.(a)	36	243
Momenta Pharmaceuticals Inc.(a)	1,101	12,034
Nanosphere Inc.(a)	83	719
Orexigen Therapeutics Inc.(a)	86	886
Telik Inc.(a)(b)	305	744
XOMA Ltd.(a)	1,523	3,945

		3,340,884
BUILDING MATERIALS – 0.26%
Armstrong World Industries Inc.	1,605	57,234
Builders FirstSource Inc.(a)(b)	1,173	8,516
China Architectural Engineering Inc.(a)(b)	245	1,335
Comfort Systems USA Inc.	3,016	39,238
Interline Brands Inc.(a)	1,366	25,339
Lennox International Inc.	3,614	129,996
LSI Industries Inc.	1,516	20,026
Masco Corp.	29,557	586,115
NCI Building Systems Inc.(a)	1,426	34,509
Owens Corning(a)	9,062	164,294
PGT Inc.(a)	610	1,671
Simpson Manufacturing Co. Inc.(b)	1,608	43,705
Texas Industries Inc.	1,334	80,187
Trex Co. Inc.(a)(b)	867	6,832
U.S. Concrete Inc.(a)	1,735	6,593
Universal Forest Products Inc.	1,377	44,339
USG Corp.(a)(b)	6,670	245,589

		1,495,518
CHEMICALS – 2.30%
A. Schulman Inc.	2,227	45,720
Air Products and Chemicals Inc.	9,567	880,164
Airgas Inc.	407	18,506
Arch Chemicals Inc.	1,993	74,259
Ashland Inc.	4,713	222,925
Cabot Corp.	1,604	44,912
Celanese Corp. Class A	3,805	148,585
CF Industries Holdings Inc.	4,141	429,090
Chemtura Corp.	18,576	136,348
Cytec Industries Inc.	3,475	187,129
Dow Chemical Co. (The)	79,275	2,921,284
E.I. du Pont de Nemours and Co.	64,603	3,020,836
Eastman Chemical Co.	6,598	412,045
Ferro Corp.	3,572	53,080
FMC Corp.	6,462	358,576
Georgia Gulf Corp.	2,840	19,681
H.B. Fuller Co.	4,661	95,131
Hercules Inc.	5,065	92,639
Huntsman Corp.	8,025	188,989
Innophos Holdings Inc.	877	14,111
Innospec Inc.	1,982	42,018
International Flavors & Fragrances Inc.	1,731	76,251
Lubrizol Corp.	4,249	235,862
Minerals Technologies Inc.	1,577	99,036
Mosaic Co. (The)(a)	7,389	758,111
NewMarket Corp.	980	73,941
NL Industries Inc.	591	6,454
Olin Corp.	6,092	120,378
OM Group Inc.(a)	2,462	134,277
PolyOne Corp.(a)	7,670	48,858
PPG Industries Inc.	13,634	824,993

Rockwood Holdings Inc.(a)	2,897	94,935
Rohm and Haas Co.	5,266	284,785
RPM International Inc.	1,394	29,190
Sensient Technologies Corp.	3,884	114,539
Sigma-Aldrich Corp.	7,705	459,603
Spartech Corp.	2,630	22,223
Stepan Co.	512	19,574
Symyx Technologies Inc.(a)	1,251	9,382
Tronox Inc. Class B	3,424	13,354
UAP Holding Corp.	2,021	77,485
Valspar Corp. (The)	7,461	148,026
W.R. Grace & Co.(a)	3,567	81,399
Westlake Chemical Corp.(b)	1,585	20,684
Zep Inc.	515	8,353

		13,167,721
COAL – 0.01%
International Coal Group Inc.(a)(b)	4,828	30,658

		30,658
COMMERCIAL SERVICES – 0.60%
Aaron Rents Inc.	1,495	32,202
ABM Industries Inc.	3,310	74,276
Advance America Cash Advance Centers Inc.	438	3,307
Albany Molecular Research Inc.(a)	1,273	15,454
American Public Education Inc.(a)	63	1,913
Avis Budget Group Inc.(a)	5,409	57,444
Barrett Business Services Inc.	202	3,460
BearingPoint Inc.(a)	16,628	27,935
Bowne & Co. Inc.	2,281	34,785
CBIZ Inc.(a)	2,822	22,915
CDI Corp.	841	21,067
Chemed Corp.	147	6,203
Clayton Holdings Inc.(a)	826	3,833
Coinstar Inc.(a)	1,638	46,093
Compass Diversified Holdings	1,747	22,973
Consolidated Graphics Inc.(a)	133	7,455
Convergys Corp.(a)	10,648	160,359
Cornell Companies Inc.(a)	877	19,697
CRA International Inc.(a)	113	3,632
Cross Country Healthcare Inc.(a)	2,437	30,146
Deluxe Corp.	4,287	82,353
Dollar Thrifty Automotive Group Inc.(a)	1,770	24,143
DynCorp International Inc.(a)	1,790	29,857
Electro Rent Corp.	1,432	21,695
ExlService Holdings Inc.(a)	371	8,518
Exponent Inc.(a)	324	10,640
First Advantage Corp. Class A(a)	222	4,704
Forrester Research Inc.(a)	71	1,887
Genpact Ltd.(a)	453	5,549
Gevity HR Inc.	1,234	10,686
Global Cash Access Inc.(a)	199	1,166
Great Lakes Dredge & Dock Corp.	92	476
HealthSpring Inc.(a)	1,485	20,909
Heidrick & Struggles International Inc.	88	2,863
Hertz Global Holdings Inc.(a)	9,133	110,144
Hewitt Associates Inc. Class A(a)	2,749	109,328
ICT Group Inc.(a)	267	2,694
Integrated Electrical Services Inc.(a)	566	8,892
Interactive Data Corp.	1,930	54,947
Jackson Hewitt Tax Service Inc.	465	5,334
Kelly Services Inc. Class A	1,507	30,984
Kforce Inc.(a)	572	5,056
Korn/Ferry International(a)	644	10,884

Landauer Inc.	356	17,921
LECG Corp.(a)	1,152	10,783
Lincoln Educational Services Corp.(a)	107	1,284
Live Nation Inc.(a)(b)	5,525	67,018
MAXIMUS Inc.	1,389	50,990
McKesson Corp.	1,917	100,393
Monro Muffler Brake Inc.	198	3,346
MPS Group Inc.(a)	7,629	90,175
Multi-Color Corp.	57	1,275
Navigant Consulting Inc.(a)	1,088	20,650
On Assignment Inc.(a)	2,286	14,516
PeopleSupport Inc.(a)	947	8,637
PharmaNet Development Group Inc.(a)	789	19,906
PHH Corp.(a)	4,413	76,919
Protection One Inc.(a)	95	911
Providence Service Corp. (The)(a)	232	6,960
QC Holdings Inc.	145	1,312
R.R. Donnelley & Sons Co.	18,315	555,128
Rent-A-Center Inc.(a)	5,802	106,467
RSC Holdings Inc.(a)	776	8,458
SAIC Inc.(a)	13,991	260,093
Service Corp. International	22,074	223,830
Source Interlink Companies Inc.(a)(b)	2,291	4,353
Spherion Corp.(a)	2,329	14,253
Standard Parking Corp.(a)	324	6,791
Steiner Leisure Ltd.(a)	350	11,550
Stewart Enterprises Inc. Class A	7,850	50,397
SuccessFactors Inc.(a)	273	2,664
TNS Inc.(a)	2,000	41,280
United Rentals Inc.(a)	7,141	134,536
Valassis Communications Inc.(a)	2,000	21,700
Viad Corp.	1,740	62,657
Volt Information Sciences Inc.(a)	1,174	19,911
Watson Wyatt Worldwide Inc.	2,678	151,976
Western Union Co.	3,639	77,402
Wright Express Corp.(a)	273	8,389

		3,413,689
COMPUTERS – 1.30%
Affiliated Computer Services Inc. Class A(a)	4,528	226,898
Agilysys Inc.	2,221	25,764
CACI International Inc. Class A(a)	2,340	106,587
Cadence Design Systems Inc.(a)	16,870	180,172
CIBER Inc.(a)	4,473	21,918
Compellent Technologies Inc.(a)	169	2,112
Computer Sciences Corp.(a)	13,540	552,297
Cray Inc.(a)	1,259	7,504
Data Domain Inc.(a)	411	9,782
Electronic Data Systems Corp.	17,844	297,103
Electronics For Imaging Inc.(a)	4,681	69,841
Hutchinson Technology Inc.(a)	2,139	34,031
Imation Corp.	2,908	66,128
Immersion Corp.(a)	2,461	17,498
Integral Systems Inc.	260	7,600
International Business Machines Corp.	23,188	2,669,866
Lexmark International Inc. Class A(a)	3,562	109,425
Limelight Networks Inc.(a)	458	1,484
Manhattan Associates Inc.(a)	400	9,172
Mentor Graphics Corp.(a)	3,060	27,020
Mercury Computer Systems Inc.(a)	1,835	10,313
MTS Systems Corp.	567	18,291
NCR Corp.(a)	13,102	299,119
Ness Technologies Inc.(a)	1,798	17,063
Netezza Corp.(a)	252	2,386

Palm Inc.(b)	8,527	42,635
Perot Systems Corp. Class A(a)	7,197	108,243
Quantum Corp.(a)	16,170	34,604
Rackable Systems Inc.(a)	2,120	19,334
RadiSys Corp.(a)	1,462	14,752
Rimage Corp.(a)	147	3,219
SanDisk Corp.(a)	7,701	173,812
Seagate Technology	28,364	593,942
SI International Inc.(a)	1,083	20,783
Silicon Graphics Inc.(a)	506	6,001
Silicon Storage Technology Inc.(a)	7,490	19,624
SRA International Inc. Class A(a)	1,457	35,420
STEC Inc.(a)	1,803	11,161
Sun Microsystems Inc.(a)	49,511	768,906
Teradata Corp.(a)	13,102	289,030
3PAR Inc.(a)	179	1,210
Unisys Corp.(a)	28,693	127,110
Virtusa Corp.(a)	109	1,064
Western Digital Corp.(a)	13,162	355,900

		7,416,124
COSMETICS & PERSONAL CARE – 2.04%
Alberto-Culver Co.	6,118	167,694
Avon Products Inc.	2,827	111,780
Chattem Inc.(a)	147	9,752
Colgate-Palmolive Co.	3,302	257,259
Elizabeth Arden Inc.(a)	2,001	39,920
Inter Parfums Inc.	102	2,252
Procter & Gamble Co. (The)	158,346	11,095,304
Revlon Inc. Class A(a)	16,223	15,736

		11,699,697
DISTRIBUTION & WHOLESALE – 0.21%
Beacon Roofing Supply Inc.(a)	334	3,340
BlueLinx Holdings Inc.	953	4,851
Brightpoint Inc.(a)	439	3,670
Building Materials Holding Corp.(b)	2,428	10,635
Central European Distribution Corp.(a)	421	24,498
Core-Mark Holding Co. Inc.(a)	756	21,727
Genuine Parts Co.	14,155	569,314
Ingram Micro Inc. Class A(a)	11,958	189,295
NuCO2 Inc.(a)	285	7,914
Owens & Minor Inc.(b)	2,736	107,634
ScanSource Inc.(a)	220	7,962
Tech Data Corp.(a)	4,535	148,748
United Stationers Inc.(a)	741	35,346
W.W. Grainger Inc.	911	69,591
Watsco Inc.	134	5,550

		1,210,075
DIVERSIFIED FINANCIAL SERVICES – 7.19%
Advanta Corp. Class B	1,583	11,128
AmeriCredit Corp.(a)(b)	9,066	91,295
Ameriprise Financial Inc.	19,665	1,019,630
Ampal-American Israel Corp. Class A(a)	1,478	9,459
Asset Acceptance Capital Corp.	1,394	13,424
Asta Funding Inc.	312	4,346
Bear Stearns Companies Inc. (The)	9,886	103,704
BlackRock Inc.	2,289	467,368
Calamos Asset Management Inc. Class A	1,651	26,878
Capital One Financial Corp.	32,598	1,604,474
Centerline Holding Co.(b)	1,878	7,625
CIT Group Inc.	15,984	189,410
Citigroup Inc.	433,461	9,284,735

CompuCredit Corp.(a)(b)	668	5,925
Countrywide Financial Corp.(b)	49,632	272,976
Cowen Group Inc.(a)	1,307	9,267
Duff & Phelps Corp. Class A(a)	432	7,772
E*TRADE Financial Corp.(a)(b)	24,195	93,393
Encore Capital Group Inc.(a)	1,115	7,582
eSpeed Inc.(a)	1,608	18,749
Evercore Partners Inc. Class A	681	12,088
FBR Capital Markets Corp.(a)	1,823	12,305
Federal Agricultural Mortgage Corp.	853	22,263
Federal Home Loan Mortgage Corp.	33,674	852,626
Federal National Mortgage Association	81,038	2,132,920
Financial Federal Corp.	2,221	48,440
Friedman, Billings, Ramsey Group Inc. Class A	11,744	19,965
GAMCO Investors Inc. Class A	340	17,122
GLG Partners Inc.(a)	964	11,443
Goldman Sachs Group Inc. (The)	19,109	3,160,438
IndyMac Bancorp Inc.(b)	6,693	33,197
Interactive Brokers Group Inc.(a)	1,834	47,079
Invesco Ltd.	7,239	176,342
Janus Capital Group Inc.	2,955	68,763
Jefferies Group Inc.	10,332	166,655
JPMorgan Chase & Co.	284,398	12,214,894
KBW Inc.(a)(b)	2,264	49,921
Knight Capital Group Inc. Class A(a)	4,695	76,247
LaBranche & Co. Inc.(a)	4,393	19,110
Legg Mason Inc.	6,451	361,127
Lehman Brothers Holdings Inc.	44,348	1,669,259
Merrill Lynch & Co. Inc.	60,557	2,467,092
MF Global Ltd.(a)	3,695	36,617
Morgan Stanley	82,746	3,781,492
NASDAQ OMX Group Inc. (The)(a)	2,260	87,372
National Financial Partners Corp.	1,022	22,964
Nelnet Inc. Class A	1,335	15,686
NewStar Financial Inc.(a)	572	2,963
Ocwen Financial Corp.(a)	2,934	13,027
Penson Worldwide Inc.(a)	72	665
Piper Jaffray Companies(a)	1,464	49,717
Pzena Investment Management Inc.	359	4,064
Raymond James Financial Inc.	7,764	178,417
Sanders Morris Harris Group Inc.	1,525	12,444
Student Loan Corp. (The)	332	32,835
SWS Group Inc.	1,614	19,739
Thomas Weisel Partners Group Inc.(a)	1,771	11,724
W.P. Stewart & Co. Ltd.	987	1,915
Waddell & Reed Financial Inc. Class A	1,135	36,468

		41,196,545
ELECTRIC – 5.58%
ALLETE Inc.	2,121	81,913
Alliant Energy Corp.	9,506	332,805
Ameren Corp.	17,321	762,817
American Electric Power Co. Inc.	33,247	1,384,073
Aquila Inc.(a)	30,918	99,247
Avista Corp.	4,347	85,027
Black Hills Corp.	3,098	110,846
Central Vermont Public Service Corp.	842	20,124
CH Energy Group Inc.	1,304	50,726
Cleco Corp.	4,918	109,081
CMS Energy Corp.	18,549	251,153
Consolidated Edison Inc.	22,640	898,808
Constellation Energy Group Inc.	3,338	294,645
Dominion Resources Inc.	48,520	1,981,557
DPL Inc.	4,322	110,816

DTE Energy Co.	13,590	528,515
Duke Energy Corp.	104,964	1,873,607
Dynegy Inc. Class A(a)	23,378	184,452
Edison International	27,144	1,330,599
El Paso Electric Co.(a)	3,782	80,821
Empire District Electric Co. (The)	2,777	56,234
Energy East Corp.	13,208	318,577
EnerNOC Inc.(a)	56	638
Entergy Corp.	16,434	1,792,621
Exelon Corp.	30,693	2,494,420
FirstEnergy Corp.	25,397	1,742,742
FPL Group Inc.	33,848	2,123,624
Great Plains Energy Inc.	7,106	175,163
Hawaiian Electric Industries Inc.	6,758	161,313
IDACORP Inc.	3,635	116,720
Integrys Energy Group Inc.	6,290	293,366
MDU Resources Group Inc.	15,175	372,546
MGE Energy Inc.	1,751	59,639
Mirant Corp.(a)	5,611	204,184
Northeast Utilities	12,931	317,327
NorthWestern Corp.	3,472	84,613
NRG Energy Inc.(a)	3,904	152,217
NSTAR	8,897	270,736
OGE Energy Corp.	7,587	236,487
Otter Tail Corp.	2,455	86,882
Pepco Holdings Inc.	16,122	398,536
PG&E Corp.	29,330	1,079,931
Pike Electric Corp.(a)	343	4,778
Pinnacle West Capital Corp.	8,331	292,251
PNM Resources Inc.	6,323	78,848
Portland General Electric Co.	2,509	56,578
PPL Corp.	8,172	375,258
Progress Energy Inc.	21,577	899,761
Public Service Enterprise Group Inc.	42,272	1,698,912
Puget Energy Inc.	10,774	278,723
Reliant Energy Inc.(a)	28,377	671,116
SCANA Corp.	9,746	356,509
Sierra Pacific Resources Corp.	16,602	209,683
Southern Co. (The)	62,614	2,229,685
TECO Energy Inc.	17,334	276,477
UIL Holdings Corp.	2,078	62,610
UniSource Energy Corp.	2,915	64,888
Westar Energy Inc.	8,285	188,649
Wisconsin Energy Corp.	9,712	427,231
Xcel Energy Inc.	33,979	677,881

		31,959,986
ELECTRICAL COMPONENTS & EQUIPMENT – 0.23%
Emerson Electric Co.	11,195	576,095
Encore Wire Corp.(b)	1,930	35,145
Energizer Holdings Inc.(a)	1,316	119,072
EnerSys Inc.(a)	1,758	42,051
GrafTech International Ltd.(a)	8,655	140,298
Greatbatch Inc.(a)	233	4,290
Hubbell Inc. Class B	3,277	143,172
Insteel Industries Inc.	809	9,409
Littelfuse Inc.(a)	1,267	44,307
Molex Inc.	4,888	113,206
Powell Industries Inc.(a)	223	8,780
Power-One Inc.(a)	5,786	18,573
Superior Essex Inc.(a)	1,688	47,467
Universal Display Corp.(a)	747	10,697

		1,312,562

ELECTRONICS – 0.82%
Analogic Corp.	1,076	71,597
Applied Biosystems Group	11,481	377,266
Arrow Electronics Inc.(a)	4,599	154,756
Avnet Inc.(a)	5,216	170,720
AVX Corp.	3,338	42,760
Badger Meter Inc.	179	7,733
Bel Fuse Inc. Class B	982	27,359
Benchmark Electronics Inc.(a)	4,825	86,609
Brady Corp. Class A	4,163	139,169
Checkpoint Systems Inc.(a)	3,246	87,155
CTS Corp.	2,967	31,747
Cubic Corp.	464	13,192
Cymer Inc.(a)(b)	574	14,947
Eagle Test Systems Inc.(a)	71	745
Electro Scientific Industries Inc.(a)	2,415	39,799
Excel Technology Inc.(a)	808	21,784
ICx Technologies Inc.(a)	156	702
Jabil Circuit Inc.	5,629	53,250
KEMET Corp.(a)(b)	6,924	27,973
L-1 Identity Solutions Inc.(a)	2,281	30,337
Measurement Specialties Inc.(a)	712	12,439
Methode Electronics Inc.	3,022	35,327
Multi-Fineline Electronix Inc.(a)	380	7,133
OSI Systems Inc.(a)	669	15,400
Park Electrochemical Corp.	1,670	43,169
PerkinElmer Inc.	7,567	183,500
Plexus Corp.(a)	1,510	42,355
Rofin-Sinar Technologies Inc.(a)	266	11,943
Rogers Corp.(a)	1,460	48,779
Sanmina-SCI Corp.(a)	34,010	55,096
Sonic Solutions Inc.(a)	1,358	13,105
Stoneridge Inc.(a)	1,175	15,804
Technitrol Inc.	2,115	48,920
Thermo Fisher Scientific Inc.(a)	17,721	1,007,262
TTM Technologies Inc.(a)	3,070	34,752
Tyco Electronics Ltd.	41,349	1,419,098
Varian Inc.(a)	1,061	61,453
Vishay Intertechnology Inc.(a)	12,625	114,382
Watts Water Technologies Inc. Class A	2,594	72,710
X-Rite Inc.(a)	1,760	10,507
Zygo Corp.(a)	1,350	16,794

		4,669,528
ENERGY - ALTERNATE SOURCES – 0.01%
Aventine Renewable Energy Holdings Inc.(a)	956	4,971
Comverge Inc.(a)	135	1,395
Evergreen Energy Inc.(a)(b)	4,444	6,844
Headwaters Inc.(a)(b)	3,245	42,802
MGP Ingredients Inc.	750	5,242
Pacific Ethanol Inc.(a)(b)	1,026	4,514
US BioEnergy Corp.(a)	351	2,071
VeraSun Energy Corp.(a)(b)	347	2,550

		70,389
ENGINEERING & CONSTRUCTION – 0.15%
AECOM Technology Corp.(a)	891	23,175
Dycom Industries Inc.(a)	1,752	21,042
EMCOR Group Inc.(a)	5,261	116,847
Granite Construction Inc.	1,263	41,313
Insituform Technologies Inc. Class A(a)	2,236	30,924
KBR Inc.	14,071	390,189
Perini Corp.(a)	511	18,514
Shaw Group Inc. (The)(a)	569	26,823

URS Corp.(a)	5,498	179,730

		848,557
ENTERTAINMENT – 0.06%
Bluegreen Corp.(a)	1,752	11,738
Carmike Cinemas Inc.	1,032	10,609
Churchill Downs Inc.	779	36,800
Cinemark Holdings Inc.	1,248	15,962
DreamWorks Animation SKG Inc. Class A(a)	1,133	29,209
Great Wolf Resorts Inc.(a)	2,536	16,180
International Speedway Corp. Class A	2,858	117,750
Isle of Capri Casinos Inc.(a)	1,193	8,530
Lakes Entertainment Inc.(a)	716	3,165
Magna Entertainment Corp. Class A(a)	3,325	1,130
Pinnacle Entertainment Inc.(a)	2,280	29,184
Regal Entertainment Group Class A	1,221	23,553
Six Flags Inc.(a)	5,816	9,538
Speedway Motorsports Inc.	1,152	28,881
Steinway Musical Instruments Inc.(a)	661	18,852
Warner Music Group Corp.	1,329	6,618

		367,699
ENVIRONMENTAL CONTROL – 0.20%
Allied Waste Industries Inc.(a)	20,392	220,438
American Ecology Corp.	97	2,457
Calgon Carbon Corp.(a)(b)	3,319	49,951
Casella Waste Systems Inc. Class A(a)	1,872	20,461
EnergySolutions Inc.	1,184	27,161
Mine Safety Appliances Co.	1,451	59,767
Republic Services Inc.	1,456	42,573
Tetra Tech Inc.(a)	1,935	37,752
Waste Connections Inc.(a)	1,616	49,676
Waste Management Inc.	19,059	639,620
Waste Services Inc.(a)	1,606	13,041

		1,162,897
FOOD – 2.39%
Benihana Inc.(a)	108	1,217
Cal-Maine Foods Inc.(b)	970	32,379
Campbell Soup Co.	8,301	281,819
Chiquita Brands International Inc.(a)(b)	3,509	81,093
ConAgra Foods Inc.	41,635	997,158
Corn Products International Inc.	6,199	230,231
Dean Foods Co.	10,026	201,422
Del Monte Foods Co.	16,658	158,751
Flowers Foods Inc.	3,664	90,684
Fresh Del Monte Produce Inc.(a)	2,506	91,218
General Mills Inc.	24,788	1,484,305
Great Atlantic & Pacific Tea Co. Inc. (The)(a)	1,531	40,143
H.J. Heinz Co.	12,309	578,154
Hain Celestial Group Inc.(a)	3,279	96,730
Hershey Co. (The)	4,077	153,581
Hormel Foods Corp.	6,348	264,458
Imperial Sugar Co.(b)	971	18,274
Ingles Markets Inc. Class A	146	3,590
J&J Snack Foods Corp.	374	10,274
J.M. Smucker Co. (The)	4,716	238,677
Kellogg Co.	6,420	337,435
Kraft Foods Inc.	133,562	4,141,758
Kroger Co. (The)	20,261	514,629
Lance Inc.	1,841	36,084
McCormick & Co. Inc. NVS	3,639	134,534
Nash Finch Co.(b)	608	20,660
Performance Food Group Co.(a)	2,919	95,393

Pilgrim’s Pride Corp.	3,331	67,386
Ralcorp Holdings Inc.(a)	1,575	91,586
Ruddick Corp.	3,396	125,177
Safeway Inc.	36,837	1,081,166
Sanderson Farms Inc.(b)	542	20,601
Sara Lee Corp.	29,243	408,817
Seaboard Corp.	28	43,820
Smithfield Foods Inc.(a)	9,162	236,013
Spartan Stores Inc.	1,147	23,915
SUPERVALU Inc.	17,487	524,260
Tootsie Roll Industries Inc.(b)	2,320	58,464
TreeHouse Foods Inc.(a)	2,577	58,910
Tyson Foods Inc. Class A	21,967	350,374
Village Super Market Inc. Class A	253	13,029
Weis Markets Inc.	1,024	35,297
Winn-Dixie Stores Inc.(a)	2,675	48,043
Wm. Wrigley Jr. Co.	2,365	148,617

		13,670,126
FOREST PRODUCTS & PAPER – 0.75%
AbitibiBowater Inc.(b)	4,467	57,669
Boise Inc.(a)	2,045	13,088
Buckeye Technologies Inc.(a)	3,141	35,054
Domtar Corp.(a)	18,297	124,969
International Paper Co.	36,349	988,693
Louisiana-Pacific Corp.	8,608	79,021
MeadWestvaco Corp.	14,501	394,717
Mercer International Inc.(a)	2,622	18,275
Neenah Paper Inc.	382	9,848
P.H. Glatfelter Co.	3,706	55,998
Plum Creek Timber Co. Inc.	13,560	551,892
Potlatch Corp.	3,211	132,518
Rayonier Inc.	6,002	260,727
Rock-Tenn Co. Class A	2,647	79,331
Schweitzer-Mauduit International Inc.	1,299	30,059
Smurfit-Stone Container Corp.(a)	20,997	161,677
Temple-Inland Inc.	8,796	111,885
Wausau Paper Corp.	3,672	30,331
Weyerhaeuser Co.	18,007	1,171,175
Xerium Technologies Inc.	863	1,113

		4,308,040
GAS – 0.67%
AGL Resources Inc.	6,536	224,316
Atmos Energy Corp.	7,333	186,991
Energen Corp.	5,952	370,810
EnergySouth Inc.	426	22,233
Laclede Group Inc. (The)	1,786	63,635
New Jersey Resources Corp.	3,463	107,526
Nicor Inc.	3,706	124,188
NiSource Inc.	22,845	393,848
Northwest Natural Gas Co.	2,228	96,784
Piedmont Natural Gas Co.	6,150	161,499
Sempra Energy	21,990	1,171,627
South Jersey Industries Inc.	2,435	85,493
Southern Union Co.	9,020	209,895
Southwest Gas Corp.	3,468	96,965
UGI Corp.	8,769	218,523
Vectren Corp.	6,323	169,646
WGL Holdings Inc.	4,050	129,843

		3,833,822
HAND & MACHINE TOOLS – 0.15%
Black & Decker Corp. (The)	2,512	166,043

Kennametal Inc.	2,702	79,520
Lincoln Electric Holdings Inc.	1,122	72,358
Regal Beloit Corp.	2,629	96,300
Snap-On Inc.	4,783	243,216
Stanley Works (The)	4,380	208,576

		866,013
HEALTH CARE - PRODUCTS – 2.44%
AngioDynamics Inc.(a)	955	11,040
Beckman Coulter Inc.	962	62,097
Boston Scientific Corp.(a)	111,088	1,429,703
Cantel Medical Corp.(a)	953	10,121
CONMED Corp.(a)	2,336	59,895
Cooper Companies Inc. (The)	2,206	75,953
Covidien Ltd.	41,351	1,829,782
Datascope Corp.	1,063	44,040
Haemonetics Corp.(a)	158	9,414
Hansen Medical Inc.(a)(b)	151	2,123
Hillenbrand Industries Inc.	4,222	201,812
ICU Medical Inc.(a)	351	10,098
Insulet Corp.(a)	124	1,786
Invacare Corp.	2,364	52,670
Inverness Medical Innovations Inc.(a)	3,866	116,367
Johnson & Johnson	150,739	9,778,439
Kensey Nash Corp.(a)	255	7,382
Kinetic Concepts Inc.(a)	804	37,169
Masimo Corp.(a)	139	3,614
Medical Action Industries Inc.(a)	185	3,040
Merit Medical Systems Inc.(a)	1,954	30,932
Orthofix International NV(a)	566	22,510
Steris Corp.	2,908	78,022
Symmetry Medical Inc.(a)	2,652	44,023
TomoTherapy Inc.(a)	119	1,708
TranS1 Inc.(a)	103	1,200
Vital Images Inc.(a)	75	1,111
Vital Sign Inc.	82	4,153
Wright Medical Group Inc.(a)	157	3,790
Zoll Medical Corp.(a)	416	11,061

		13,945,055
HEALTH CARE - SERVICES – 0.53%
Aetna Inc.	8,170	343,875
Alliance Imaging Inc.(a)	850	7,310
Amedisys Inc.(a)	126	4,957
American Dental Partners Inc.(a)	67	648
AMERIGROUP Corp.(a)	4,360	119,159
AmSurg Corp.(a)	2,526	59,816
Apria Healthcare Group Inc.(a)	2,120	41,870
Assisted Living Concepts Inc.(a)	3,541	20,856
athenahealth Inc.(a)(b)	184	4,355
Brookdale Senior Living Inc.	2,354	56,261
Capital Senior Living Corp.(a)	1,420	11,431
Centene Corp.(a)	1,095	15,264
Community Health Systems Inc.(a)	7,231	242,745
Coventry Health Care Inc.(a)	840	33,894
Emeritus Corp.(a)	564	11,765
Ensign Group Inc. (The)	178	1,650
Genoptix Inc.(a)	86	2,151
Gentiva Health Services Inc.(a)	1,577	34,316
Health Management Associates Inc. Class A(a)	19,994	105,768
HealthSouth Corp.(a)	6,492	115,493
Kindred Healthcare Inc.(a)	2,325	50,848
LifePoint Hospitals Inc.(a)	4,769	131,004
Magellan Health Services Inc.(a)	2,716	107,798

Matria Healthcare Inc.(a)	348	7,760
MedCath Corp.(a)	577	10,501
Molina Healthcare Inc.(a)	1,127	27,521
National Healthcare Corp.	211	10,276
Odyssey Healthcare Inc.(a)	2,588	23,292
Quest Diagnostics Inc.	944	42,735
RehabCare Group Inc.(a)	1,444	21,660
Res-Care Inc.(a)	1,999	34,283
Skilled Healthcare Group Inc. Class A(a)	860	9,443
Sunrise Senior Living Inc.(a)	548	12,209
Tenet Healthcare Corp.(a)	8,819	49,916
Triple-S Management Corp. Class B(a)	530	9,354
Universal Health Services Inc. Class B	2,717	145,876
Virtual Radiologic Corp.(a)	118	1,803
WellPoint Inc.(a)	24,860	1,097,072

		3,026,935
HOLDING COMPANIES - DIVERSIFIED – 0.14%
Alternative Asset Management Acquisition Corp.(a)	2,045	19,366
Energy Infrastructure Acquisition Corp.(a)(b)	1,844	18,348
Heckmann Corp.(a)	2,671	19,899
Hicks Acquisition Co. I Inc.(a)	2,740	25,153
Information Services Group Inc.(a)(b)	1,592	8,215
Leucadia National Corp.	13,768	622,589
Marathon Acquisition Corp.(a)	3,116	24,056
NRDC Acquisition Corp.(a)(b)	2,058	18,913
NTR Acquisition Co.(a)	2,018	19,312
Resource America Inc. Class A	1,091	10,310
Triplecrown Acquisition Corp.(a)	2,384	21,742

		807,903
HOME BUILDERS – 0.35%
AMREP Corp.(b)	92	4,812
Beazer Homes USA Inc.(b)	3,217	30,401
Brookfield Homes Corp.(b)	935	15,708
Centex Corp.	9,549	231,181
Champion Enterprises Inc.(a)	989	9,920
D.R. Horton Inc.	26,216	412,902
Hovnanian Enterprises Inc. Class A(a)(b)	3,088	32,733
KB Home	6,356	157,184
Lennar Corp. Class A	11,417	214,754
M.D.C. Holdings Inc.	2,875	125,896
M/I Homes Inc.	996	16,912
Meritage Homes Corp.(a)(b)	2,168	41,886
Monaco Coach Corp.	2,472	23,435
NVR Inc.(a)	198	118,305
Palm Harbor Homes Inc.(a)(b)	810	4,261
Pulte Homes Inc.	11,250	163,687
Ryland Group Inc.	3,460	113,799
Skyline Corp.	565	15,718
Standard-Pacific Corp.(b)	5,337	25,938
Thor Industries Inc.	248	7,383
Toll Brothers Inc.(a)	10,417	244,591
WCI Communities Inc.(a)(b)	2,551	8,546
Winnebago Industries Inc.	198	3,346

		2,023,298
HOME FURNISHINGS – 0.07%
American Woodmark Corp.	976	20,067
Audiovox Corp. Class A(a)	1,385	14,792
Ethan Allen Interiors Inc.	1,901	54,045
Furniture Brands International Inc.	3,983	46,601
Hooker Furniture Corp.	983	21,960
Kimball International Inc. Class B	1,058	11,342

La-Z-Boy Inc.(b)	4,232	35,295
Sealy Corp.(b)	1,133	8,611
Whirlpool Corp.	1,851	160,630

		373,343
HOUSEHOLD PRODUCTS & WARES – 0.51%
ACCO Brands Corp.(a)	3,290	44,645
American Greetings Corp. Class A	4,677	86,758
Avery Dennison Corp.	1,219	60,036
Blyth Inc.	1,821	35,910
Central Garden & Pet Co. Class A(a)	5,757	25,561
Church & Dwight Co. Inc.	317	17,194
Clorox Co. (The)	922	52,222
CSS Industries Inc.	646	22,584
Ennis Inc.	2,112	35,439
Fortune Brands Inc.	12,688	881,816
Helen of Troy Ltd.(a)	2,489	41,741
Jarden Corp.(a)	2,756	59,915
Kimberly-Clark Corp.	19,694	1,271,248
Prestige Brands Holdings Inc.(a)	2,800	22,904
Russ Berrie and Co. Inc.(a)	1,372	19,290
Scotts Miracle-Gro Co. (The) Class A	2,929	94,958
Spectrum Brands Inc.(a)(b)	3,220	14,715
Standard Register Co. (The)	1,140	8,881
Tupperware Brands Corp.	2,564	99,176
WD-40 Co.	878	29,193

		2,924,186
HOUSEWARES – 0.05%
Libbey Inc.	1,113	18,743
Lifetime Brands Inc.	715	6,392
National Presto Industries Inc.	368	19,283
Newell Rubbermaid Inc.	11,294	258,294

		302,712
INSURANCE – 7.45%
ACE Ltd.	25,885	1,425,228
Aflac Inc.	3,420	222,129
Alfa Corp.	2,706	59,478
Alleghany Corp.(a)	432	147,528
Allied World Assurance Holdings Ltd.	3,991	158,443
Allstate Corp. (The)	47,506	2,283,138
Ambac Financial Group Inc.	8,499	48,869
American Equity Investment Life Holding Co.	4,683	43,458
American Financial Group Inc.	6,803	173,885
American International Group Inc.	173,530	7,505,172
American National Insurance Co.	1,297	138,390
American Physicians Capital Inc.	789	36,578
Amerisafe Inc.(a)	1,554	19,643
AmTrust Financial Services Inc.	507	8,218
Aon Corp.	24,530	986,106
Arch Capital Group Ltd.(a)	3,779	259,504
Argo Group International Holdings Ltd.(a)	2,436	86,527
Arthur J. Gallagher & Co.	6,318	149,231
Aspen Insurance Holdings Ltd.	7,292	192,363
Assurant Inc.	10,137	616,938
Assured Guaranty Ltd.	6,617	157,088
Axis Capital Holdings Ltd.	12,778	434,196
Baldwin & Lyons Inc. Class B	663	17,026
CastlePoint Holdings Ltd.	653	6,354
Chubb Corp.	31,209	1,544,221
Cincinnati Financial Corp.	14,290	543,592
Citizens Inc.(a)	2,653	17,749
CNA Financial Corp.	2,236	57,666

CNA Surety Corp.(a)	1,365	20,994
Commerce Group Inc.	4,070	146,764
Conseco Inc.(a)	15,884	162,017
Crawford & Co. Class B(a)	2,096	11,004
Darwin Professional Underwriters Inc.(a)	213	4,790
Delphi Financial Group Inc. Class A	3,575	104,497
Donegal Group Inc. Class A	1,098	19,105
EMC Insurance Group Inc.	493	13,257
Employers Holdings Inc.	4,145	76,848
Endurance Specialty Holdings Ltd.	4,406	161,260
Erie Indemnity Co. Class A	3,034	155,310
Everest Re Group Ltd.	5,254	470,391
FBL Financial Group Inc. Class A	1,190	33,903
Fidelity National Financial Inc.	18,515	339,380
First Acceptance Corp.(a)	1,401	3,993
First American Corp.	7,621	258,657
First Mercury Financial Corp.(a)	460	8,009
Flagstone Reinsurance Holdings Ltd.	1,133	13,709
FPIC Insurance Group Inc.(a)	819	38,608
Genworth Financial Inc. Class A	36,134	818,074
Greenlight Capital Re Ltd.(a)	897	16,684
Hallmark Financial Services Inc.(a)	379	4,230
Hanover Insurance Group Inc. (The)	4,036	166,041
Harleysville Group Inc.	1,279	46,159
Hartford Financial Services Group Inc. (The)	26,355	1,996,918
HCC Insurance Holdings Inc.	5,259	119,327
Hilb Rogal & Hobbs Co.	2,846	89,564
Horace Mann Educators Corp.	3,567	62,351
Independence Holding Co.	521	6,210
Infinity Property and Casualty Corp.	1,381	57,450
IPC Holdings Ltd.	5,047	141,316
Kansas City Life Insurance Co.	383	18,407
LandAmerica Financial Group Inc.	1,261	49,772
Lincoln National Corp.	22,573	1,173,796
Loews Corp.	36,329	1,461,152
Markel Corp.(a)	824	362,535
Marsh & McLennan Companies Inc.	43,421	1,057,301
Max Capital Group Ltd.	4,637	121,443
MBIA Inc.(b)	19,706	240,807
Meadowbrook Insurance Group Inc.	2,713	21,189
Mercury General Corp.	2,196	97,305
MetLife Inc.	39,238	2,364,482
MGIC Investment Corp.(b)	6,798	71,583
Midland Co. (The)	816	52,983
Montpelier Re Holdings Ltd.	7,956	127,694
National Interstate Corp.	327	7,635
National Western Life Insurance Co. Class A	189	40,973
Nationwide Financial Services Inc. Class A	4,398	207,937
Navigators Group Inc. (The)(a)	1,085	59,024
NYMAGIC Inc.	482	10,946
Odyssey Re Holdings Corp.	2,339	85,958
Old Republic International Corp.	19,383	250,235
OneBeacon Insurance Group Ltd.	2,337	44,450
PartnerRe Ltd.	3,672	280,174
Philadelphia Consolidated Holding Corp.(a)	1,110	35,742
Phoenix Companies Inc. (The)	9,414	114,945
Platinum Underwriters Holdings Ltd.	4,406	143,019
PMA Capital Corp. Class A(a)	2,695	23,015
PMI Group Inc. (The)	6,783	39,477
Presidential Life Corp.	1,786	31,148
Primus Guaranty Ltd.(a)(b)	2,987	10,693
Principal Financial Group Inc.	21,066	1,173,798
ProAssurance Corp.(a)	2,742	147,602
Progressive Corp. (The)	58,317	937,154

Protective Life Corp.	5,782	234,518
Prudential Financial Inc.	27,699	2,167,447
Radian Group Inc.	6,612	43,441
RAM Holdings Ltd.(a)(b)	1,501	3,407
Reinsurance Group of America Inc.	2,429	132,235
RenaissanceRe Holdings Ltd.	5,416	281,145
RLI Corp.	1,586	78,618
Safeco Corp.	7,398	324,624
Safety Insurance Group Inc.	1,341	45,768
SeaBright Insurance Holdings Inc.(a)	1,718	25,306
Security Capital Assurance Ltd.(b)	1,968	1,004
Selective Insurance Group Inc.	4,531	108,200
StanCorp Financial Group Inc.	4,120	196,565
State Auto Financial Corp.	1,193	34,752
Stewart Information Services Corp.	1,423	39,830
Torchmark Corp.	7,554	454,071
Transatlantic Holdings Inc.	1,429	94,814
Travelers Companies Inc. (The)	51,662	2,472,027
Triad Guaranty Inc.(a)(b)	947	4,735
United America Indemnity Ltd. Class A(a)	2,039	39,271
United Fire & Casualty Co.	1,810	67,694
Unitrin Inc.	3,770	133,232
Universal American Corp.(a)	3,130	33,178
Unum Group	29,957	659,354
Validus Holdings Ltd.	1,160	27,179
W.R. Berkley Corp.	9,796	271,251
Wesco Financial Corp.	117	47,268
White Mountains Insurance Group Ltd.	757	363,360
XL Capital Ltd. Class A	13,667	403,860
Zenith National Insurance Corp.	3,060	109,732

		42,667,798
INTERNET – 0.48%
Ariba Inc.(a)	7,066	68,258
AsiaInfo Holdings Inc.(a)	2,604	28,279
Avocent Corp.(a)	3,707	62,648
CMGI Inc.(a)	4,022	53,332
comScore Inc.(a)	149	2,989
Constant Contact Inc.(a)(b)	184	2,664
Dice Holdings Inc.(a)	519	4,624
EarthLink Inc.(a)	9,123	68,879
Expedia Inc.(a)	15,751	344,789
FTD Group Inc.	1,581	21,217
Harris Interactive Inc.(a)	1,952	5,329
HSW International Inc.(a)	483	2,434
i2 Technologies Inc.(a)(b)	1,273	14,334
IAC/InterActiveCorp(a)	13,655	283,478
InfoSpace Inc.	1,325	15,330
Internet Brands Inc. Class A(a)	153	1,128
Internet Capital Group Inc.(a)	3,192	33,420
Interwoven Inc.(a)	669	7,145
iPass Inc.(a)	1,963	5,928
Keynote Systems Inc.(a)	1,298	15,303
Liberty Media Corp. - Liberty Interactive Group Series A(a)	20,261	327,013
Lionbridge Technologies Inc.(a)	744	2,492
MercadoLibre Inc.(a)	401	15,944
Openwave Systems Inc.	6,840	16,758
Orbitz Worldwide Inc.(a)	1,085	7,476
RealNetworks Inc.(a)	7,707	44,161
S1 Corp.(a)	4,532	32,223
Safeguard Scientifics Inc.(a)	9,978	14,867
Secure Computing Corp.(a)	3,567	23,007
SonicWALL Inc.(a)	3,953	32,296
Symantec Corp.(a)	60,555	1,006,424

TechTarget Inc.(a)	193	2,735
TIBCO Software Inc.(a)	15,927	113,719
United Online Inc.	3,964	41,860
Vignette Corp.(a)	1,086	14,346

		2,736,829
INVESTMENT COMPANIES – 0.23%
Allied Capital Corp.(b)	13,577	250,224
American Capital Strategies Ltd.(b)	15,607	533,135
Apollo Investment Corp.	9,859	156,068
Ares Capital Corp.	5,740	72,152
BlackRock Kelso Capital Corp.	585	6,985
Capital Southwest Corp.	251	31,054
Gladstone Capital Corp.(b)	1,729	32,350
Hercules Technology Growth Capital Inc.	2,697	29,289
Kayne Anderson Energy Development Co.	827	20,592
Kohlberg Capital Corp.	1,181	12,259
MCG Capital Corp.	5,150	46,813
MVC Capital Inc.	1,999	30,465
NGP Capital Resources Co.	1,442	23,678
Patriots Capital Funding Inc.	1,538	16,103
PennantPark Investment Corp.	460	3,915
Prospect Energy Corp.(b)	1,982	30,166
TICC Capital Corp.	1,979	14,882

		1,310,130
IRON & STEEL – 0.62%
Carpenter Technology Corp.	1,821	101,921
Esmark Inc.(a)	1,051	11,876
Gibraltar Industries Inc.	2,066	24,234
Nucor Corp.	19,496	1,320,659
Olympic Steel Inc.	722	32,562
Reliance Steel & Aluminum Co.	4,928	294,990
Schnitzer Steel Industries Inc. Class A	1,808	128,404
Steel Dynamics Inc.	10,544	348,374
United States Steel Corp.	9,865	1,251,573
Universal Stainless & Alloy Products Inc.(a)	252	7,487

		3,522,080
LEISURE TIME – 0.26%
Ambassadors International Inc.(b)	465	3,446
Arctic Cat Inc.	991	7,224
Brunswick Corp.	7,454	119,040
Callaway Golf Co.	5,537	81,283
Carnival Corp.	21,429	867,446
Marine Products Corp.	827	6,682
Multimedia Games Inc.(a)	2,004	10,701
Nautilus Inc.	1,630	5,363
Polaris Industries Inc.(b)	468	19,193
Royal Caribbean Cruises Ltd.	11,122	365,914
Town Sports International Holdings Inc.(a)	99	635

		1,486,927
LODGING – 0.08%
Ameristar Casinos Inc.	1,194	21,790
Gaylord Entertainment Co.(a)(b)	1,923	58,248
Lodgian Inc.(a)	1,550	17,282
Marcus Corp.	1,122	21,542
Orient-Express Hotels Ltd.	188	8,114
Riviera Holdings Corp.(a)	384	7,914
Trump Entertainment Resorts Inc.(a)(b)	2,569	9,248
Wyndham Worldwide Corp.	14,080	291,174

		435,312

MACHINERY – 0.69%
AGCO Corp.(a)	2,598	155,568
Albany International Corp. Class A	2,424	87,603
Applied Industrial Technologies Inc.	2,942	87,936
Briggs & Stratton Corp.	4,073	72,907
Cascade Corp.	783	38,610
Chart Industries Inc.(a)	370	12,521
Cognex Corp.	763	16,656
Columbus McKinnon Corp.(a)	691	21,407
Deere & Co.	35,644	2,867,203
Flowserve Corp.	477	49,789
Gardner Denver Inc.(a)	4,369	162,090
Gehl Corp.(a)	865	14,653
Gerber Scientific Inc.(a)	1,912	16,998
Hardinge Inc.	910	12,522
Kadant Inc.(a)	1,086	31,907
Lindsay Corp.(b)	589	60,355
NACCO Industries Inc.	481	38,932
Nordson Corp.	662	35,649
Park-Ohio Holdings Corp.(a)	660	10,369
Robbins & Myers Inc.	2,312	75,487
Sauer-Danfoss Inc.	408	9,033
Tecumseh Products Co. Class A(a)	1,273	39,056
Tennant Co.	668	26,593

		3,943,844
MANUFACTURING – 6.70%
A.O. Smith Corp.	1,700	55,879
Actuant Corp. Class A	553	16,706
Acuity Brands Inc.	1,025	44,024
Ameron International Corp.	692	64,723
AptarGroup Inc.	5,267	205,044
Barnes Group Inc.	347	7,964
Blount International Inc.(a)	3,145	38,904
Carlisle Companies Inc.	3,722	124,464
Ceradyne Inc.(a)	654	20,902
CLARCOR Inc.	2,114	75,153
Cooper Industries Ltd.	10,349	415,512
Crane Co.	4,186	168,905
Dover Corp.	10,859	453,689
Eastman Kodak Co.	23,887	422,083
Eaton Corp.	10,821	862,109
EnPro Industries Inc.(a)	1,759	54,863
Federal Signal Corp.	3,947	55,100
FreightCar America Inc.	951	32,619
General Electric Co.	761,438	28,180,820
Griffon Corp.(a)	2,463	21,182
Honeywell International Inc.	9,340	526,963
Illinois Tool Works Inc.	9,854	475,258
Ingersoll-Rand Co. Ltd. Class A	21,376	952,942
ITT Industries Inc.	13,328	690,524
Koppers Holdings Inc.	654	28,979
Lancaster Colony Corp.	163	6,513
Leggett & Platt Inc.	14,085	214,796
Pall Corp.	883	30,967
Parker Hannifin Corp.	14,527	1,006,285
Pentair Inc.	8,311	265,121
Polypore International Inc.(a)	770	15,931
Reddy Ice Holdings Inc.	982	12,795
SPX Corp.	4,350	456,315
Standex International Corp.	1,025	22,898
Teleflex Inc.	3,302	157,538
3M Co.	3,857	305,282
Tredegar Corp.	2,596	47,273

Trinity Industries Inc.	837	22,306
Tyco International Ltd.	41,330	1,820,587

		38,379,918
MEDIA – 2.79%
A. H. Belo Corp. Class A(a)	1,419	16,219
Belo Corp. Class A	7,098	75,026
Cablevision Systems Corp.(a)	12,301	263,610
CBS Corp. Class B	50,118	1,106,605
Central European Media Enterprises Ltd.(a)	259	22,075
Charter Communications Inc. Class A(a)(b)	33,695	28,708
Citadel Broadcasting Corp.	9,530	15,820
CKX Inc.(a)	266	2,532
Clear Channel Communications Inc.	32,602	952,630
Comcast Corp. Class A	95,123	1,839,679
Courier Corp.	234	5,838
Cox Radio Inc. Class A(a)	2,733	32,468
Crown Media Holdings Inc. Class A(a)(b)	603	3,118
Cumulus Media Inc. Class A(a)	1,254	8,001
DG FastChannel Inc.(a)	1,320	25,318
Discovery Holding Co. Class A(a)	10,451	221,770
Dolan Media Co.(a)	419	8,426
E.W. Scripps Co. Class A	7,486	314,487
Emmis Communications Corp.(a)	2,614	9,097
Entercom Communications Corp.	2,703	26,841
Entravision Communications Corp.(a)	3,089	20,573
Fisher Communications Inc.(a)	515	16,047
Gannett Co. Inc.	19,686	571,878
GateHouse Media Inc.(b)	1,821	10,635
Gemstar-TV Guide International Inc.(a)	1,758	8,263
Gray Television Inc.	3,452	19,642
Hearst-Argyle Television Inc.	2,043	42,147
Idearc Inc.(b)	12,232	44,524
Journal Communications Inc. Class A	3,414	25,195
Lee Enterprises Inc.	3,804	38,078
Liberty Global Inc. Class A(a)	14,127	481,448
Liberty Media Corp. - Liberty Entertainment Series A(a)	42,604	964,555
Liberty Media Corp. - Liberty Capital Group Series A(a)	10,842	170,653
Lin TV Corp. Class A(a)	2,235	21,478
LodgeNet Interactive Corp.(a)	542	3,301
McClatchy Co. (The) Class A(b)	3,723	39,836
Media General Inc. Class A	1,827	25,615
Mediacom Communications Corp.(a)(b)	4,469	19,351
New York Times Co. (The) Class A(b)	8,815	166,427
News Corp. Class A	64,422	1,207,912
Nexstar Broadcasting Group Inc. Class A(a)	628	3,705
Playboy Enterprises Inc. Class B(a)	1,821	15,169
PRIMEDIA Inc.	3,641	26,761
Radio One Inc. Class D(a)	6,308	9,588
Salem Communications Corp. Class A	757	3,036
Scholastic Corp.(a)	2,583	78,187
Sinclair Broadcast Group Inc. Class A	2,126	18,943
Spanish Broadcasting System Inc. Class A(a)	1,616	2,860
Sun-Times Media Group Inc. Class A(a)	2,437	1,755
Time Warner Cable Inc. Class A(a)	5,886	147,032
Time Warner Inc.	253,608	3,555,584
Walt Disney Co. (The)	92,439	2,900,736
Washington Post Co. (The) Class B	487	322,150
Westwood One Inc.(a)	649	1,363

		15,962,695
METAL FABRICATE & HARDWARE – 0.20%
A.M. Castle & Co.	764	20,628

Ampco-Pittsburgh Corp.	541	23,258
CIRCOR International Inc.	1,352	62,530
Commercial Metals Co.	9,985	299,250
Kaydon Corp.	414	18,179
L.B. Foster Co. Class A(a)	79	3,402
Ladish Co. Inc.(a)	739	26,604
Lawson Products Inc.	346	9,532
Mueller Industries Inc.	3,060	88,281
Mueller Water Products Inc. Class A	9,470	77,465
Northwest Pipe Co.(a)	738	31,358
Quanex Corp.	3,064	158,531
Timken Co. (The)	7,959	236,541
TriMas Corp.(a)	1,107	5,834
Worthington Industries Inc.	5,696	96,092

		1,157,485
MINING – 0.77%
Alcoa Inc.	67,705	2,441,442
AMCOL International Corp.	1,477	46,127
Century Aluminum Co.(a)	1,086	71,937
Coeur d’Alene Mines Corp.(a)	20,774	83,927
Compass Minerals International Inc.	2,659	156,828
Freeport-McMoRan Copper & Gold Inc.	5,592	538,062
Horsehead Holding Corp.(a)	222	2,571
Newmont Mining Corp.	20,701	937,755
Royal Gold Inc.	1,398	42,178
Stillwater Mining Co.(a)	3,236	50,061
Uranium Resources Inc.(a)	2,286	13,693
USEC Inc.(a)(b)	8,982	33,233

		4,417,814
OFFICE & BUSINESS EQUIPMENT – 0.23%
IKON Office Solutions Inc.	6,424	48,822
Pitney Bowes Inc.	3,302	115,636
Xerox Corp.	78,138	1,169,726

		1,334,184
OFFICE FURNISHINGS – 0.00%
CompX International Inc.	124	1,141
Steelcase Inc. Class A	1,422	15,727

		16,868
OIL & GAS – 15.15%
Anadarko Petroleum Corp.	38,667	2,437,181
Apache Corp.	27,582	3,332,457
Approach Resources Inc.(a)	136	2,132
Berry Petroleum Co. Class A	1,961	91,167
Bill Barrett Corp.(a)	531	25,090
Bois d’Arc Energy Inc.(a)	205	4,405
Brigham Exploration Co.(a)	3,769	22,878
Bronco Drilling Co. Inc.(a)	2,139	34,459
Callon Petroleum Co.(a)	1,714	31,006
Chesapeake Energy Corp.	17,132	790,642
Chevron Corp.	178,919	15,272,526
Cimarex Energy Co.	6,923	378,965
Clayton Williams Energy Inc.(a)	458	24,040
Comstock Resources Inc.(a)	955	38,486
Concho Resources Inc.(a)	359	9,205
ConocoPhillips	136,062	10,369,285
Continental Resources Inc.(a)	1,301	41,489
CVR Energy Inc.(a)	310	7,139
Delek US Holdings Inc.	426	5,397
Devon Energy Corp.	37,066	3,867,096
Edge Petroleum Corp.(a)(b)	2,350	9,470

Encore Acquisition Co.(a)	4,389	176,789
Energy Partners Ltd.(a)	2,334	22,103
ENSCO International Inc.	897	56,170
EOG Resources Inc.	20,376	2,445,120
EXCO Resources Inc.(a)	5,081	93,998
Exxon Mobil Corp.	354,535	29,986,570
Forest Oil Corp.(a)	6,548	320,590
Frontier Oil Corp.	4,518	123,161
GeoMet Inc.(a)	1,493	9,943
Grey Wolf Inc.(a)	14,041	95,198
Harvest Natural Resources Inc.(a)	3,566	43,006
Helmerich & Payne Inc.	8,703	407,910
Hess Corp.	23,123	2,038,986
Marathon Oil Corp.	59,905	2,731,668
Mariner Energy Inc.(a)	3,334	90,051
McMoRan Exploration Co.(a)(b)	1,752	30,292
Meridian Resource Corp. (The)(a)	7,369	10,906
Murphy Oil Corp.	15,684	1,288,284
Nabors Industries Ltd.(a)	2,730	92,192
Newfield Exploration Co.(a)	10,826	572,154
Noble Energy Inc.	12,253	892,018
Occidental Petroleum Corp.	69,413	5,078,949
Oilsands Quest Inc.(a)(b)	11,553	45,519
Parker Drilling Co.(a)	1,861	12,022
Patterson-UTI Energy Inc.	13,119	343,455
Penn Virginia Corp.	1,855	81,787
PetroCorp Inc. Escrow(c)	190	0
Petrohawk Energy Corp.(a)	7,861	158,556
Petroleum Development Corp.(a)	1,062	73,565
Pioneer Drilling Co.(a)	4,089	65,138
Pioneer Natural Resources Co.	10,255	503,726
Plains Exploration & Production Co.(a)	9,253	491,704
Pride International Inc.(a)	3,548	124,003
Rex Energy Corp.(a)	406	6,756
Rosetta Resources Inc.(a)	1,930	37,963
Rowan Companies Inc.	2,605	107,274
SandRidge Energy Inc.(a)	1,256	49,172
St. Mary Land & Exploration Co.	5,171	199,083
Stone Energy Corp.(a)	2,316	121,150
SulphCo Inc.(a)(b)	1,366	5,696
Swift Energy Co.(a)	2,469	111,080
Toreador Resources Corp.(a)	1,247	9,702
Unit Corp.(a)	836	47,359
VAALCO Energy Inc.(a)	4,883	24,269
Valero Energy Corp.	9,647	473,764
W&T Offshore Inc.	857	29,232
Warren Resources Inc.(a)	229	2,718
Western Refining Inc.	1,080	14,548
Whiting Petroleum Corp.(a)	3,467	224,142

		86,763,956
OIL & GAS SERVICES – 0.18%
Allis-Chalmers Energy Inc.(a)	2,075	28,614
Basic Energy Services Inc.(a)	910	20,093
Cal Dive International Inc.(a)	1,684	17,480
Dawson Geophysical Co.(a)	48	3,240
Exterran Holdings Inc.(a)	5,039	325,217
Gulf Island Fabrication Inc.	86	2,470
Helix Energy Solutions Group Inc.(a)	1,516	47,754
Hornbeck Offshore Services Inc.(a)	1,882	85,951
Newpark Resources Inc.(a)	1,023	5,217
Oil States International Inc.(a)	4,140	185,513
SEACOR Holdings Inc.(a)	1,907	162,782
Superior Offshore International Inc.(a)	315	1,043

Superior Well Services Inc.(a)	344	7,523
T-3 Energy Services Inc.(a)	27	1,149
Tidewater Inc.	1,442	79,469
Trico Marine Services Inc.(a)	982	38,269
Union Drilling Inc.(a)	1,137	19,886

		1,031,670
PACKAGING & CONTAINERS – 0.15%
Bemis Co. Inc.	8,786	223,428
Chesapeake Corp.	1,630	7,840
Owens-Illinois Inc.(a)	808	45,595
Sealed Air Corp.	11,667	294,592
Silgan Holdings Inc.	944	46,851
Sonoco Products Co.	8,396	240,377

		858,683
PHARMACEUTICALS – 3.31%
Alpharma Inc. Class A(a)	3,573	93,648
AmerisourceBergen Corp.	7,522	308,252
Amicus Therapeutics Inc.(a)	56	599
Animal Health International Inc.(a)	392	4,288
Bentley Pharmaceuticals Inc.(a)	751	12,204
BioForm Medical Inc.(a)	80	368
Bionovo Inc.(a)	523	664
Eli Lilly and Co.	42,309	2,182,721
Emergent BioSolutions Inc.(a)	466	4,157
Indevus Pharmaceuticals Inc.(a)	455	2,170
Isis Pharmaceuticals Inc.(a)	3,597	50,754
Jazz Pharmaceuticals Inc.(a)	46	415
King Pharmaceuticals Inc.(a)	20,125	175,087
MannKind Corp.(a)(b)	4,212	25,146
MAP Pharmaceuticals Inc.(a)	49	685
Merck & Co. Inc.	31,435	1,192,958
Nabi Biopharmaceuticals(a)	2,875	11,557
Neurocrine Biosciences Inc.(a)	1,481	7,997
Omnicare Inc.	8,983	163,131
Par Pharmaceutical Companies Inc.(a)	299	5,200
Perrigo Co.	2,998	113,115
Pfizer Inc.	584,398	12,231,450
PharMerica Corp.(a)	1,629	26,992
Rigel Pharmaceuticals Inc.(a)	336	6,270
Salix Pharmaceuticals Ltd.(a)	420	2,638
Sciele Pharma Inc.(a)	453	8,833
Sirtris Pharmaceuticals Inc.(a)(b)	43	559
Sucampo Pharmaceuticals Inc.(a)	52	416
Tiens Biotech Group (USA) Inc.(a)	264	560
ViroPharma Inc.(a)	661	5,909
Watson Pharmaceuticals Inc.(a)	3,549	104,057
Wyeth	53,119	2,218,249

		18,961,049
PIPELINES – 0.67%
El Paso Corp.	58,555	974,355
Equitable Resources Inc.	2,412	142,067
National Fuel Gas Co.	6,982	329,620
ONEOK Inc.	8,635	385,380
Questar Corp.	9,406	532,003
Spectra Energy Corp.	52,762	1,200,336
Williams Companies Inc. (The)	8,115	267,633

		3,831,394
REAL ESTATE – 0.03%
Avatar Holdings Inc.(a)(b)	473	20,618
Forestar Real Estate Group Inc.(a)	2,936	73,136

FX Real Estate and Entertainment Inc.(a)	57	335
HFF Inc. Class A(a)	1,358	6,804
Hilltop Holdings Inc.(a)	3,918	40,747
Meruelo Maddux Properties Inc.(a)	3,779	9,599
Resource Capital Corp.	1,820	13,777
Stratus Properties Inc.(a)(b)	407	11,994
Tarragon Corp.(a)(b)	1,145	2,462

		179,472
REAL ESTATE INVESTMENT TRUSTS – 2.88%
Agree Realty Corp.	639	17,541
Alesco Financial Inc.(b)	5,474	15,765
Alexandria Real Estate Equities Inc.	1,309	121,370
AMB Property Corp.	8,296	451,468
American Campus Communities Inc.	2,262	61,888
American Financial Realty Trust	10,738	85,260
Annaly Capital Management Inc.	38,621	591,674
Anthracite Capital Inc.	5,309	35,039
Anworth Mortgage Asset Corp.	5,980	36,657
Apartment Investment and Management Co. Class A	7,316	261,986
Arbor Realty Trust Inc.	1,198	18,066
Ashford Hospitality Trust Inc.	8,740	49,643
AvalonBay Communities Inc.	6,686	645,333
BioMed Realty Trust Inc.	5,395	128,887
Boston Properties Inc.	8,581	790,053
Brandywine Realty Trust	7,127	120,874
BRE Properties Inc. Class A	4,265	194,313
BRT Realty Trust	581	8,140
Camden Property Trust	4,358	218,772
Capital Trust Inc. Class A(b)	1,126	30,346
CapitalSource Inc.	4,695	45,401
CapLease Inc.	3,581	27,824
CBL & Associates Properties Inc.	5,409	127,274
CBRE Realty Finance Inc.	2,410	9,712
Cedar Shopping Centers Inc.	3,651	42,644
Chimera Investment Corp.	2,063	25,375
Colonial Properties Trust	3,827	92,039
Corporate Office Properties Trust	2,903	97,570
Crystal River Capital Inc.(b)	2,066	18,449
DCT Industrial Trust Inc.	13,890	138,344
Deerfield Capital Corp.	4,273	6,025
Developers Diversified Realty Corp.	10,389	435,091
DiamondRock Hospitality Co.	7,797	98,788
Douglas Emmett Inc.	8,534	188,260
Duke Realty Corp.	3,274	74,680
DuPont Fabros Technology Inc.	1,751	28,874
EastGroup Properties Inc.	369	17,144
Education Realty Trust Inc.	2,311	29,049
Entertainment Properties Trust	2,349	115,876
Equity One Inc.	2,995	71,790
Equity Residential	22,681	941,035
Essex Property Trust Inc.	1,092	124,466
Extra Space Storage Inc.	5,308	85,937
Federal Realty Investment Trust	2,404	187,392
First Industrial Realty Trust Inc.	1,466	45,285
First Potomac Realty Trust	2,000	30,740
Franklin Street Properties Corp.	4,904	70,225
General Growth Properties Inc.	8,107	309,444
GMH Communities Trust	2,595	22,525
Gramercy Capital Corp.(b)	2,062	43,158
HCP Inc.	18,220	616,018
Health Care REIT Inc.	6,210	280,257
Healthcare Realty Trust Inc.	4,234	110,719
Hersha Hospitality Trust	3,357	30,314

Highwoods Properties Inc.	1,375	42,721
Home Properties Inc.	628	30,138
Hospitality Properties Trust	7,738	263,247
Host Hotels & Resorts Inc.	43,401	690,944
HRPT Properties Trust	18,818	126,645
Impac Mortgage Holdings Inc.(b)	6,272	7,965
Inland Real Estate Corp.	3,916	59,562
Investors Real Estate Trust	4,671	45,682
iStar Financial Inc.	11,453	160,686
JER Investors Trust Inc.	1,031	8,743
Kimco Realty Corp.	17,845	698,989
Kite Realty Group Trust	1,615	22,610
LaSalle Hotel Properties	3,312	95,154
Lexington Realty Trust	4,752	68,476
Liberty Property Trust	7,880	245,147
LTC Properties Inc.	1,955	50,263
Luminent Mortgage Capital Inc.(b)	3,857	2,237
Mack-Cali Realty Corp.	5,889	210,296
Maguire Properties Inc.	1,757	25,143
Medical Properties Trust Inc.	5,686	64,366
MFA Mortgage Investments Inc.	12,399	78,114
Mission West Properties Inc.	1,621	15,318
National Health Investors Inc.	1,796	56,125
National Retail Properties Inc.	5,979	131,837
Nationwide Health Properties Inc.	827	27,911
Newcastle Investment Corp.(b)	3,430	28,332
NorthStar Realty Finance Corp.	5,054	41,291
Parkway Properties Inc.	1,314	48,565
Pennsylvania Real Estate Investment Trust	2,656	64,780
Post Properties Inc.	2,989	115,435
ProLogis	2,651	156,038
Public Storage	9,646	854,829
RAIT Financial Trust	5,231	36,303
Ramco-Gershenson Properties Trust	542	11,442
Realty Income Corp.(b)	8,341	213,696
Redwood Trust Inc.(b)	2,054	74,663
Regency Centers Corp.	5,800	375,608
Senior Housing Properties Trust	7,994	189,458
Simon Property Group Inc.	8,280	769,295
SL Green Realty Corp.	4,938	402,299
Sovran Self Storage Inc.	1,811	77,348
Strategic Hotels & Resorts Inc.	6,130	80,487
Sunstone Hotel Investors Inc.	5,147	82,403
Taubman Centers Inc.	1,983	103,314
Thornburg Mortgage Inc.(b)	12,007	12,727
Universal Health Realty Income Trust	652	21,712
Urstadt Biddle Properties Inc. Class A	1,745	27,449
U-Store-It Trust	3,815	43,224
Vornado Realty Trust	11,161	962,190
Winthrop Realty Trust Inc.	4,171	17,185

		16,509,191
RETAIL – 3.02%
A.C. Moore Arts & Crafts Inc.(a)	258	1,760
AFC Enterprises Inc.(a)	977	8,783
AnnTaylor Stores Corp.(a)	1,144	27,662
Asbury Automotive Group Inc.	2,115	29,102
AutoNation Inc.(a)	11,506	172,245
Barnes & Noble Inc.	3,594	110,156
BJ’s Wholesale Club Inc.(a)	5,391	192,405
Blockbuster Inc. Class A(a)(b)	15,841	51,642
Bob Evans Farms Inc.	2,636	72,727
Bon-Ton Stores Inc. (The)	582	3,184
Books-A-Million Inc.	1,226	10,715

Borders Group Inc.	4,827	28,334
Brown Shoe Co. Inc.	1,942	29,266
Cabela’s Inc. Class A(a)(b)	2,791	39,521
Cache Inc.(a)	282	3,184
Casey’s General Store Inc.	4,177	94,400
Cash America International Inc.	130	4,732
Casual Male Retail Group Inc.(a)	253	1,063
Cato Corp. Class A	1,834	27,400
CBRL Group Inc.	808	28,902
CEC Entertainment Inc.(a)	1,105	31,912
Charming Shoppes Inc.(a)	10,211	49,319
Circuit City Stores Inc.(b)	7,998	31,832
Collective Brands Inc.(a)	2,969	35,984
Conn’s Inc.(a)(b)	945	15,413
Copart Inc.(a)	378	14,651
Costco Wholesale Corp.	11,578	752,223
CSK Auto Corp.(a)	3,417	31,812
CVS Caremark Corp.	57,168	2,315,876
Dillard’s Inc. Class A	4,612	79,373
Domino’s Pizza Inc.	3,608	48,672
Dress Barn Inc.(a)	888	11,491
Eddie Bauer Holdings Inc.(a)	2,505	9,744
FGX International Holdings Ltd.(a)	449	5,370
Finish Line Inc. (The) Class A	3,513	16,722
Foot Locker Inc.	12,806	150,727
Fred’s Inc.	3,310	33,928
Gander Mountain Co.(a)(b)	194	1,180
Gap Inc. (The)	45,691	899,199
Genesco Inc.(a)	316	7,303
Group 1 Automotive Inc.	1,827	42,898
Haverty Furniture Companies Inc.	1,637	17,418
hhgregg Inc.(a)	560	6,300
Home Depot Inc.	59,116	1,653,475
Hot Topic Inc.(a)	1,807	7,788
IHOP Corp.(b)	818	39,182
Insight Enterprises Inc.(a)	3,982	69,685
Jack in the Box Inc.(a)	2,363	63,494
Jamba Inc.(a)(b)	4,299	11,392
Jo-Ann Stores Inc.(a)	1,864	27,457
Kenneth Cole Productions Inc. Class A	822	13,925
Landry’s Restaurants Inc.(b)	1,031	16,785
Lithia Motors Inc. Class A	1,313	13,340
Longs Drug Stores Corp.	149	6,327
lululemon athletica inc.(a)(b)	474	13,476
Macy’s Inc.	36,494	841,552
MarineMax Inc.(a)	1,350	16,821
McCormick & Schmick’s Seafood Restaurants Inc.(a)	82	955
McDonald’s Corp.	78,778	4,393,449
Morton’s Restaurant Group Inc.(a)	518	4,108
Movado Group Inc.	1,423	27,734
99 Cents Only Stores(a)	1,712	16,932
Nu Skin Enterprises Inc. Class A	1,388	25,012
O’Charley’s Inc.	1,974	22,740
OfficeMax Inc.	3,357	64,253
Pacific Sunwear of California Inc.(a)	1,074	13,543
Pantry Inc. (The)(a)	1,129	23,799
Papa John’s International Inc.(a)	679	16,439
PC Connection Inc.(a)	601	4,760
Penske Automotive Group Inc.	4,625	90,003
Pep Boys - Manny, Moe & Jack (The)	2,847	28,356
Pier 1 Imports Inc.(a)	7,283	45,737
PriceSmart Inc.	751	20,810
RadioShack Corp.	3,331	54,129
Regis Corp.	3,660	100,613

Rite Aid Corp.(a)(b)	56,086	164,893
Ruby Tuesday Inc.	874	6,555
Rush Enterprises Inc. Class A(a)	2,732	43,275
Saks Inc.(a)	1,627	20,289
School Specialty Inc.(a)	1,394	43,967
Sears Holdings Corp.(a)(b)	5,793	591,407
Shoe Carnival Inc.(a)	547	7,401
Sonic Automotive Inc.	2,561	52,629
Stage Stores Inc.	3,573	57,883
Steak n Shake Co. (The)(a)	2,349	18,487
Stein Mart Inc.	1,923	10,807
Systemax Inc.	363	4,378
Talbots Inc. (The)(b)	1,916	20,654
Tuesday Morning Corp.(a)	2,477	12,831
Ulta Salon Cosmetics & Fragrance Inc.(a)	402	5,644
Wal-Mart Stores Inc.	53,364	2,811,216
West Marine Inc.(a)	1,219	8,496
World Fuel Services Corp.	563	15,803
Zale Corp.(a)(b)	3,672	72,559

		17,263,775
SAVINGS & LOANS – 0.65%
Abington Bancorp Inc.	668	6,894
Anchor BanCorp Wisconsin Inc.	1,616	30,656
Astoria Financial Corp.	7,238	196,584
BankAtlantic Bancorp Inc. Class A	3,694	14,444
BankFinancial Corp.	1,916	30,484
BankUnited Financial Corp. Class A(b)	2,627	13,161
Beneficial Mutual Bancorp Inc.(a)	2,743	27,128
Berkshire Hills Bancorp Inc.	904	22,772
Brookline Bancorp Inc.	5,198	59,673
Capitol Federal Financial	563	21,101
Clifton Savings Bancorp Inc.	986	9,939
Dime Community Bancshares Inc.	2,134	37,302
Downey Financial Corp.	1,743	32,036
First Financial Holdings Inc.	985	23,108
First Niagara Financial Group Inc.	8,843	120,176
First Place Financial Corp.	1,441	18,733
FirstFed Financial Corp.(a)(b)	1,095	29,729
Flagstar Bancorp Inc.	3,675	26,534
Flushing Financial Corp.	1,743	30,642
Franklin Bank Corp.(a)	1,951	5,912
Guaranty Financial Group Inc.(a)	2,936	31,180
Hudson City Bancorp Inc.	27,222	481,285
Investors Bancorp Inc.(a)	4,207	64,577
Kearny Financial Corp.	1,751	19,173
NASB Financial Inc.	314	8,227
New York Community Bancorp Inc.	26,763	487,622
NewAlliance Bancshares Inc.	4,883	59,866
Northwest Bancorp Inc.	1,509	41,241
Oritani Financial Corp.(a)	560	8,495
People’s United Financial Inc.	9,019	156,119
PFF Bancorp Inc.(b)	1,983	16,499
Provident Financial Services Inc.	5,131	72,552
Provident New York Bancorp	3,491	47,129
Rockville Financial Inc.	734	10,056
Roma Financial Corp.	839	12,509
Sovereign Bancorp Inc.	35,639	332,155
TFS Financial Corp.	7,143	85,930
TierOne Corp.	1,490	16,807
United Community Financial Corp.	2,215	13,733
ViewPoint Financial Group	959	15,833
Washington Federal Inc.	7,203	164,517
Washington Mutual Inc.	73,164	753,589

Wauwatosa Holdings Inc.(a)	742	8,830
Westfield Financial Inc.	855	8,353
WSFS Financial Corp.	518	25,527

		3,698,812
SEMICONDUCTORS – 0.42%
Actel Corp.(a)	2,141	32,779
Advanced Micro Devices Inc.(a)	29,702	174,945
Applied Micro Circuits Corp.(a)	3,560	25,561
Asyst Technologies Inc.(a)	413	1,446
Atmel Corp.(a)	37,404	130,166
ATMI Inc.(a)	387	10,770
AuthenTec Inc.(a)	219	2,177
Axcelis Technologies Inc.(a)	8,386	46,962
Brooks Automation Inc.(a)	5,587	54,306
Cabot Microelectronics Corp.(a)	375	12,056
Cavium Networks Inc.(a)	192	3,149
Cirrus Logic Inc.(a)	3,203	21,524
Cohu Inc.	1,018	16,543
Conexant Systems Inc.(a)	29,735	17,243
Credence Systems Corp.(a)	8,343	14,183
Cree Inc.(a)(b)	5,216	145,839
DSP Group Inc.(a)	2,551	32,500
Emulex Corp.(a)	2,850	46,284
Entegris Inc.(a)	8,389	60,317
Exar Corp.(a)	1,928	15,867
Fairchild Semiconductor International Inc. Class A(a)	5,999	71,508
Integrated Device Technology Inc.(a)	9,951	88,862
International Rectifier Corp.(a)	4,637	99,696
Intersil Corp. Class A	4,743	121,753
IXYS Corp.(a)	884	6,038
Kulicke and Soffa Industries Inc.(a)	427	2,041
Lattice Semiconductor Corp.(a)	9,470	26,895
LSI Corp.(a)	22,376	110,761
Mattson Technology Inc.(a)	634	3,861
Micron Technology Inc.(a)	42,404	253,152
MKS Instruments Inc.(a)	3,465	74,151
Novellus Systems Inc.(a)	2,912	61,298
OmniVision Technologies Inc.(a)	3,325	55,927
Pericom Semiconductor Corp.(a)	1,497	21,976
Photronics Inc.(a)	3,445	32,900
PMC-Sierra Inc.(a)	1,252	7,136
QLogic Corp.(a)	1,332	20,446
Rambus Inc.(a)	1,817	42,354
Rubicon Technology Inc.(a)	178	5,158
Rudolph Technologies Inc.(a)	1,157	11,304
Semitool Inc.(a)	1,493	12,422
Semtech Corp.(a)	1,138	16,308
Silicon Image Inc.(a)	663	3,322
Skyworks Solutions Inc.(a)(b)	11,415	83,101
Spansion Inc. Class A(a)	7,420	20,405
Standard Microsystems Corp.(a)	1,246	36,358
Syntax-Brillian Corp.(a)(b)	351	344
Teradyne Inc.(a)	7,202	89,449
TriQuint Semiconductor Inc.(a)	11,469	58,033
Ultra Clean Holdings Inc.(a)	1,383	13,553
Ultratech Inc.(a)	911	8,755
Veeco Instruments Inc.(a)	2,223	36,968
Zoran Corp.(a)	2,751	37,579

		2,398,431
SOFTWARE – 0.30%
Avid Technology Inc.(a)(b)	3,412	83,048
Blackbaud Inc.	575	13,961

BladeLogic Inc.(a)	145	4,067
Borland Software Corp.(a)	5,994	12,108
Bottomline Technologies Inc.(a)	1,792	22,579
CA Inc.	12,827	288,608
Computer Programs and Systems Inc.	226	4,723
Compuware Corp.(a)	4,688	34,410
CSG Systems International Inc.(a)	1,808	20,557
Deltek Inc.(a)	223	2,895
Digi International Inc.(a)	1,788	20,634
Fair Isaac Corp.	3,886	83,627
Fidelity National Information Services Inc.	2,484	94,740
IMS Health Inc.	1,734	36,431
infoUSA Inc.	1,767	10,796
INVESTools Inc.(a)(b)	1,014	11,144
JDA Software Group Inc.(a)	1,468	26,791
Lawson Software Inc.(a)	10,242	77,122
ManTech International Corp. Class A(a)	1,333	60,465
Metavante Technologies Inc.(a)	7,196	143,848
MicroStrategy Inc. Class A(a)	111	8,213
Monotype Imaging Holdings Inc.(a)	274	4,140
MSC Software Corp.(a)	3,614	46,946
MSCI Inc. Class A(a)	184	5,474
NetSuite Inc.(a)	445	9,585
Novell Inc.(a)	24,984	157,149
OpenTV Corp.(a)	2,896	3,417
Packeteer Inc.(a)	487	2,479
Parametric Technology Corp.(a)	5,139	82,121
PDF Solutions Inc.(a)	904	4,981
Pegasystems Inc.	995	9,582
PROS Holdings Inc.(a)	194	2,435
QAD Inc.	379	3,187
Quest Software Inc.(a)	684	8,940
Schawk Inc.	1,087	17,381
SeaChange International Inc.(a)	1,425	10,018
Solera Holdings Inc.(a)	649	15,810
Sybase Inc.(a)	6,740	177,262
SYNNEX Corp.(a)	1,346	28,562
Take-Two Interactive Software Inc.(a)	712	18,170
VMware Inc. Class A(a)(b)	560	23,979

		1,692,385
STORAGE & WAREHOUSING – 0.00%
Mobile Mini Inc.(a)	600	11,400

		11,400
TELECOMMUNICATIONS – 6.37%
Adaptec Inc.(a)	9,752	28,671
ADC Telecommunications Inc.(a)	9,646	116,523
ADTRAN Inc.	2,349	43,457
Airvana Inc.(a)	310	1,621
Alaska Communications Systems Group Inc.	3,529	43,195
Anaren Inc.(a)	1,342	16,990
Anixter International Inc.(a)	434	27,793
ARRIS Group Inc.(a)	621	3,614
Aruba Networks Inc.(a)	262	1,365
AT&T Inc.	513,362	19,661,765
Atlantic Tele-Network Inc.	776	26,252
Black Box Corp.	1,435	44,270
CenturyTel Inc.	9,161	304,512
Cincinnati Bell Inc.(a)	20,426	87,015
Citizens Communications Co.	23,652	248,109
Clearwire Corp. Class A(a)(b)	1,918	28,406
CommScope Inc.(a)	410	14,280
Consolidated Communications Holdings Inc.	715	10,818

Crown Castle International Corp.(a)	3,475	119,853
Ditech Networks Inc.(a)	1,685	4,954
Embarq Corp.	12,520	502,052
EMS Technologies Inc.(a)	627	17,017
Extreme Networks Inc.(a)	9,226	28,601
FairPoint Communications Inc.	2,564	23,127
FiberTower Corp.(a)	8,493	14,948
Foundry Networks Inc.(a)	1,566	18,134
General Communication Inc. Class A(a)	3,834	23,541
GeoEye Inc.(a)	427	11,098
Global Crossing Ltd.(a)	1,625	24,635
Hungarian Telephone and Cable Corp.(a)	173	3,002
Hypercom Corp.(a)	1,868	8,107
ICO Global Communications (Holdings) Ltd.(a)	4,894	15,122
IDT Corp. Class B(a)	4,076	15,774
Infinera Corp.(a)	536	6,432
Iowa Telecommunications Services Inc.	2,606	46,204
iPCS Inc.	365	8,523
Ixia(a)	1,097	8,513
JDS Uniphase Corp.(a)	8,438	112,985
Juniper Networks Inc.(a)	12,083	302,075
Knology Inc.(a)	1,048	13,572
Loral Space & Communications Inc.(a)	948	22,600
MasTec Inc.(a)	580	4,762
Motorola Inc.	192,862	1,793,617
MRV Communications Inc.(a)	12,458	17,067
Neutral Tandem Inc.(a)	316	5,691
Newport Corp.(a)	2,877	32,136
NextWave Wireless Inc.(a)	2,242	11,322
Oplink Communications Inc.(a)	1,055	9,358
Optium Corp.(a)	662	4,654
PAETEC Holding Corp.(a)	3,720	24,775
Plantronics Inc.	3,956	76,390
Powerwave Technologies Inc.(a)	10,739	27,384
Preformed Line Products Co.	206	10,028
Premiere Global Services Inc.(a)	4,604	66,021
Qwest Communications International Inc.	133,638	605,380
RCN Corp.(a)	2,526	28,241
RF Micro Devices Inc.(a)	8,493	22,591
Rural Cellular Corp. Class A(a)	582	25,742
SAVVIS Inc.(a)	683	11,112
Shenandoah Telecommunications Co.	1,757	26,074
ShoreTel Inc.(a)	306	1,567
Sprint Nextel Corp.	234,455	1,568,504
Starent Networks Corp.(a)	404	5,454
SureWest Communications	1,196	18,490
Sycamore Networks Inc.(a)	9,385	34,349
Symmetricom Inc.(a)	1,895	6,614
Syniverse Holdings Inc.(a)	2,242	37,352
Tekelec(a)	5,025	62,561
TeleCorp PCS Inc. Escrow(c)	380	0
Telephone and Data Systems Inc.	4,671	183,430
Tellabs Inc.(a)	33,681	183,561
3Com Corp.(a)	32,101	73,511
Time Warner Telecom Inc. Class A(a)	895	13,864
United States Cellular Corp.(a)	934	51,370
USA Mobility Inc.(a)(b)	1,909	13,630
UTStarcom Inc.(a)(b)	4,748	13,484
Verizon Communications Inc.	240,474	8,765,277
Virgin Media Inc.	24,268	341,451
Virgin Mobile USA Inc. Class A(a)	1,319	2,678
Vonage Holdings Corp.(a)(b)	2,815	5,208
Windstream Corp.	17,818	212,925

		36,457,150

TEXTILES – 0.09%
Cintas Corp.	2,679	76,459
G&K Services Inc. Class A	1,844	65,665
Mohawk Industries Inc.(a)(b)	4,602	329,549
UniFirst Corp.	1,184	43,915

		515,588
TOYS, GAMES & HOBBIES – 0.12%
Hasbro Inc.	8,113	226,353
JAKKS Pacific Inc.(a)	2,325	64,100
LeapFrog Enterprises Inc.(a)	2,847	20,071
Marvel Entertainment Inc.(a)	1,298	34,773
Mattel Inc.	16,824	334,798
RC2 Corp.(a)	1,581	33,154

		713,249
TRANSPORTATION – 1.05%
ABX Holdings Inc.(a)	4,836	14,218
Alexander & Baldwin Inc.	3,780	162,842
Arkansas Best Corp.(b)	1,862	59,323
Atlas Air Worldwide Holdings Inc.(a)	1,102	60,610
Bristow Group Inc.(a)	1,673	89,790
Burlington Northern Santa Fe Corp.	1,678	154,745
Con-way Inc.	831	41,118
CSX Corp.	27,851	1,561,606
Eagle Bulk Shipping Inc.	2,847	73,339
FedEx Corp.	4,132	382,912
Forward Air Corp.	558	19,776
Genco Shipping & Trading Ltd.	1,549	87,410
General Maritime Corp.	2,357	55,649
Genesee & Wyoming Inc. Class A(a)	1,250	43,000
Golar LNG Ltd.	2,241	40,943
GulfMark Offshore Inc.(a)	1,872	102,436
Heartland Express Inc.	3,203	45,675
Kansas City Southern Industries Inc.(a)(b)	2,533	101,599
Knightsbridge Tankers Ltd.	78	2,081
Marten Transport Ltd.(a)	1,261	19,571
Nordic American Tanker Shipping Ltd.(b)	2,477	69,356
Norfolk Southern Corp.	16,167	878,191
Old Dominion Freight Line Inc.(a)	160	5,093
Overseas Shipholding Group Inc.	2,605	182,454
Pacer International Inc.	2,087	34,289
Patriot Transportation Holding Inc.(a)	133	10,433
PHI Inc.(a)	548	17,284
Ryder System Inc.	4,838	294,683
Saia Inc.(a)	1,032	16,368
TBS International Ltd.(a)	400	12,080
Teekay Corp.	3,331	141,468
Ultrapetrol (Bahamas) Ltd.(a)	824	8,438
Union Pacific Corp.	8,682	1,088,549
Universal Truckload Services Inc.(a)	265	5,531
Werner Enterprises Inc.	3,829	71,066
YRC Worldwide Inc.(a)(b)	4,751	62,333

		6,016,259
TRUCKING & LEASING – 0.04%
AMERCO(a)	810	46,243
GATX Corp.	2,446	95,565
Greenbrier Companies Inc. (The)	1,322	35,059
TAL International Group Inc.	1,209	28,496
Textainer Group Holdings Ltd.	129	1,945

		207,308

WATER – 0.07%
American States Water Co.	1,394	50,184
Aqua America Inc.	10,191	191,387
California Water Service Group	1,616	61,650
PICO Holdings Inc.(a)	1,258	38,029
SJW Corp.	1,186	33,908
Southwest Water Co.(b)	1,987	21,996

		397,154

TOTAL COMMON STOCKS
(Cost: $669,985,849)		571,282,778

Security	Shares	Value
RIGHTS – 0.00%

DIVERSIFIED FINANCIAL SERVICES – 0.00%
Centerline Holding Co.(b)(c)	2,024	0

		0
INVESTMENT COMPANIES – 0.00%
Ares Capital Corp.(a)	1,944	1,089
MCG Capital Corp.	747	799

		1,888
REAL ESTATE – 0.00%
FX Real Estate and Entertainment Inc.(a)	28	2

		2

TOTAL RIGHTS
(Cost: $0)		1,890

Security	Shares	Value
SHORT-TERM INVESTMENTS – 1.24%

MONEY MARKET FUNDS – 1.24%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.18%(d)(e)	813,455	813,455
BGI Cash Premier Fund LLC
3.22%(d)(e)(f)	6,291,159	6,291,159

		7,104,614

TOTAL SHORT-TERM INVESTMENTS
(Cost: $7,104,614)		7,104,614

TOTAL INVESTMENTS IN SECURITIES – 101.01%
(Cost: $677,090,463)		578,389,282
Other Assets, Less Liabilities – (1.01)%		(5,755,016)

NET ASSETS – 100.00%		$572,634,266

NVS - Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.

(d)	Affiliated issuer. See Note 2.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

(f)	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments

iSHARES® RUSSELL MICROCAP INDEX FUND

March 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.55%

ADVERTISING – 0.22%
Gaiam Inc.(a)	7,670	$132,844
Greenfield Online Inc.(a)	13,626	161,604
ValueVision Media Inc. Class A(a)	14,843	82,230

		376,678
AEROSPACE & DEFENSE – 0.66%
AeroVironment Inc.(a)	3,849	78,712
Argon ST Inc.(a)	6,136	104,373
Ducommun Inc.(a)	5,795	160,348
Herley Industries Inc.(a)	10,996	113,699
Innovative Solutions and Support Inc.(a)(b)	6,751	71,358
Kaman Corp.	12,841	363,272
Kratos Defense & Security Solutions Inc.(a)	23,940	43,571
LMI Aerospace Inc.(a)	3,812	73,838
MTC Technologies Inc.(a)	5,288	125,749

		1,134,920
AGRICULTURE – 0.13%
Alico Inc.	2,430	107,284
Cadiz Inc.(a)(b)	7,971	122,594

		229,878
AIRLINES – 0.24%
Allegiant Travel Co.(a)	2,028	53,580
ExpressJet Holdings Inc.(a)(b)	24,891	65,463
Frontier Airlines Holdings Inc.(a)(b)	21,499	54,392
Hawaiian Holdings Inc.(a)	19,745	118,470
Mesa Air Group Inc.(a)	15,519	36,470
Pinnacle Airlines Corp.(a)(b)	10,806	94,336

		422,711
APPAREL – 0.77%
American Apparel Inc.(a)	19,190	181,345
Ashworth Inc.(a)	13,626	38,970
Cherokee Inc.	6,767	227,845
G-III Apparel Group Ltd.(a)	5,747	77,125
Hartmarx Corp.(a)	17,845	52,107
Maidenform Brands Inc.(a)	10,616	172,722
NexCen Brands Inc.(a)	19,957	68,453
Perry Ellis International Inc.(a)	6,240	136,219
Tandy Brands Accessories Inc.	9,954	48,177
True Religion Apparel Inc.(a)(b)	6,774	125,658
Unifi Inc.(a)	33,207	95,968
Weyco Group Inc.	3,298	97,852

		1,322,441
AUTO MANUFACTURERS – 0.06%
Wabash National Corp.	11,587	104,167

		104,167

AUTO PARTS & EQUIPMENT – 1.02%
Accuride Corp.(a)	8,882	72,655
Aftermarket Technology Corp.(a)	11,292	219,516
Amerigon Inc. Class A(a)	11,971	177,171
Amerityre Corp.(a)	13,144	26,551
Commercial Vehicle Group Inc.(a)	9,222	91,390
Exide Technologies Inc.(a)	32,740	428,894
Fuel Systems Solutions Inc.(a)	5,020	66,917
Hayes Lemmerz International Inc.(a)	45,032	125,639
Miller Industries Inc.(a)	4,403	42,401
Noble International Ltd.	5,097	31,856
Spartan Motors Inc.	15,802	133,685
Standard Motor Products Inc.	5,864	35,888
Strattec Security Corp.	1,006	42,584
Superior Industries International Inc.	10,467	217,190
Supreme Industries Inc.	8,824	50,297

		1,762,634
BANKS – 11.02%
Access National Corp.	8,834	62,986
AmericanWest Bancorporation	8,026	69,987
Ameris Bancorp	11,200	179,872
AmeriServ Financial Inc.(a)	35,967	102,866
Arrow Financial Corp.	10,773	242,285
Banco Latinoamericano de Exportaciones SA Class E	13,215	203,511
Bancorp Inc. (The)(a)	7,663	92,569
Bancorp Rhode Island Inc.	3,290	118,572
BancTrust Financial Group Inc.	10,123	108,822
Bank of Florida Corp.(a)	8,264	83,797
Bank of Granite Corp.	14,991	164,601
Bank of the Ozarks Inc.	10,081	240,936
Banner Corp.	8,832	203,489
Bridge Capital Holdings(a)	3,013	63,876
Bryn Mawr Bank Corp.	10,337	221,625
Cadence Financial Corp.	8,226	131,369
Camden National Corp.	4,662	157,762
Capital City Bank Group Inc.(b)	6,525	189,225
Capital Corp of the West	5,442	43,645
Capitol Bancorp Ltd.	5,667	119,800
Cardinal Financial Corp.	19,038	168,867
Cass Information Systems Inc.	3,361	106,073
Centennial Bank Holdings Inc.(a)	24,870	156,184
Center Bancorp Inc.	10,101	107,273
Center Financial Corp.	8,446	76,521
Citizens & Northern Corp.(b)	2,113	41,901
City Bank	8,920	198,648
CoBiz Financial Inc.	9,101	118,495
Columbia Bancorp	6,395	109,354
Columbia Banking System Inc.	11,739	262,719
Community Bancorp(a)	6,375	86,445
Community Bank System Inc.	14,323	351,773
Community Trust Bancorp Inc.	9,473	277,559
Eagle Bancorp Inc.	388	5,063
Eastern Virginia Bankshares	527	9,470
Enterprise Financial Services Corp.(b)	8,248	206,200
EuroBancshares Inc.(a)	7,070	37,612
Financial Institutions Inc.	10,560	200,112
First Bancorp (North Carolina)	9,887	197,048
First Busey Corp. Class A(b)	12,732	268,900
First Citizens Banc Corp.	66	968

First Community Bancshares Inc.	6,994	254,721
First Financial Bancorp	16,762	225,449
First Financial Corp.	8,986	276,589
First Merchants Corp.	11,871	338,798
First Regional Bancorp(a)	3,939	64,600
First Security Group Inc.	16,743	152,026
1st Source Corp.	5,410	113,881
First South Bancorp Inc.(b)	5,989	134,752
First State Bancorp	9,984	133,686
Firstbank Corp.	3,963	53,823
FNB United Corp.	643	6,751
Gateway Financial Holdings Inc.	12,627	133,846
GB&T Bancshares Inc.	9,864	84,830
German American Bancorp Inc.	18,276	232,471
Great Southern Bancorp Inc.	6,122	95,564
Green Bancshares Inc.	5,910	104,548
Harleysville National Corp.	14,986	216,098
Heartland Financial USA Inc.(b)	9,433	199,602
Heritage Commerce Corp.	9,109	166,968
Home Bancshares Inc.	7,056	147,259
Horizon Financial Corp.	10,754	148,513
IBERIABANK Corp.	7,610	336,742
Imperial Capital Bancorp Inc.	3,367	72,795
Independent Bank Corp. (Massachusetts)	10,064	297,391
Independent Bank Corp. (Michigan)	10,022	104,028
Integra Bank Corp.	14,902	241,412
Intervest Bancshares Corp.	3,190	30,592
Lakeland Bancorp Inc.	15,833	204,721
Lakeland Financial Corp.	10,393	235,401
LNB Bancorp Inc.(b)	13,215	164,527
Macatawa Bank Corp.	10,339	107,629
MainSource Financial Group Inc.	14,360	222,580
MBT Financial Corp.	11,884	102,202
Mercantile Bank Corp.	6,330	65,326
Midwest Banc Holdings Inc.	14,129	180,569
Millenium Bankshares Corp.	4,937	26,759
Nara Bancorp Inc.	13,968	181,444
NewBridge Bancorp	10,058	88,108
Old Second Bancorp Inc.	11,219	297,977
Omega Financial Corp.	10,088	314,746
Oriental Financial Group Inc.	10,556	208,059
Pacific Mercantile Bancorp	9,311	88,827
Peoples Bancorp Inc.	9,586	231,118
Pinnacle Financial Partners Inc.(a)	10,612	271,667
Preferred Bank	7,597	126,794
PremierWest Bancorp	8,218	82,262
QCR Holdings Inc.	1,272	18,953
Renasant Corp.	13,155	295,987
Republic First Bancorp Inc.(a)	13,409	66,106
Riverview Bancorp Inc.	10,646	106,460
Sandy Spring Bancorp Inc.	9,436	259,679
SCBT Financial Corp.	7,663	259,009
Seacoast Banking Corp. of Florida(b)	9,613	105,262
Security Bank Corp.(b)	11,106	88,293
Sierra Bancorp(b)	5,816	125,684
Simmons First National Corp. Class A	9,782	290,819
Smithtown Bancorp Inc.	7,213	150,824
Southcoast Financial Corp.(a)	198	2,901
Southern Community Financial Corp.	18,596	133,147
Southside Bancshares Inc.(b)	9,505	228,785
Southwest Bancorp Inc.	10,848	189,948
State Bancorp Inc.	1,518	17,912
Stellar One Corp.	16,394	277,223

Sterling Bancorp	13,518	209,935
Sterling Financial Corp. (Pennsylvania)(a)	14,628	255,259
Suffolk Bancorp	7,292	231,011
Sun American Bancorp(a)	2,851	11,404
Sun Bancorp Inc. (New Jersey)(a)	6,756	88,977
Superior Bancorp(a)	22,016	109,420
SY Bancorp Inc.	9,770	227,055
Temecula Valley Bancorp Inc.(b)	4,259	40,290
Texas Capital Bancshares Inc.(a)	14,206	239,797
Tompkins Financial Corp.	2,917	143,516
TriCo Bancshares	9,202	159,287
Union Bankshares Corp.	10,421	201,855
United Security Bancshares Inc.	34	649
United Western Bancorp Inc.	3,408	61,003
Univest Corp. of Pennsylvania	7,583	198,599
Vineyard National Bancorp(b)	7,012	56,937
Virginia Commerce Bancorp Inc.(a)	11,705	134,373
Washington Trust Bancorp Inc.	9,109	226,085
West Bancorporation	16,466	216,693
West Coast Bancorp	8,485	123,796
Wilshire Bancorp Inc.	11,699	89,380

		18,999,544
BEVERAGES – 0.72%
Boston Beer Co. Inc. Class A(a)	6,185	294,035
Coca-Cola Bottling Co. Consolidated	4,627	285,116
Farmer Brothers Co.	4,378	101,307
Green Mountain Coffee Roasters Inc.(a)	9,149	289,566
Jones Soda Co.(a)(b)	13,577	47,384
Peet’s Coffee & Tea Inc.(a)	9,210	216,527

		1,233,935
BIOTECHNOLOGY – 3.75%
Aastrom Biosciences Inc.(a)	75,811	30,324
Acorda Therapeutics Inc.(a)	13,151	236,060
ADVENTRX Pharmaceuticals Inc.(a)	46,219	24,958
Affymax Inc.(a)	1,851	26,099
American Oriental Bioengineering Inc.(a)	23,792	192,715
ARIAD Pharmaceuticals Inc.(a)	36,439	122,799
ArQule Inc.(a)	18,487	79,124
Avigen Inc.(a)	20,215	56,400
Barrier Therapeutics Inc.(a)	14,661	49,994
BioCryst Pharmaceuticals Inc.(a)	11,638	53,651
BioMimetic Therapeutics Inc.(a)	5,728	45,824
BioSante Pharmaceuticals Inc.(a)(b)	16,466	75,085
Cambrex Corp.	14,052	97,380
Cell Genesys Inc.(a)	35,043	82,351
CryoLife Inc.(a)	11,452	107,649
Cytokinetics Inc.(a)	19,330	64,176
Cytori Therapeutics Inc.(a)	12,935	61,700
deCODE genetics Inc.(a)(b)	30,974	47,390
Encysive Pharmaceuticals Inc.(a)	32,086	75,402
EntreMed Inc.(a)	34,338	23,693
Enzo Biochem Inc.(a)	14,951	135,905
Enzon Pharmaceuticals Inc.(a)	22,373	206,055
Exact Sciences Corp.(a)	7,978	23,216
Genitope Corp.(a)(b)	18,494	4,623
Genomic Health Inc.(a)(b)	6,644	125,505
GenVec Inc.(a)	29,886	52,599
Geron Corp.(a)	35,480	173,142
GTx Inc.(a)	7,888	126,839
Halozyme Therapeutics Inc.(a)	33,106	210,554
Harvard Bioscience Inc.(a)	19,843	99,215

Idera Pharmaceuticals Inc.(a)(b)	7,841	78,488
ImmunoGen Inc.(a)	25,650	91,827
Immunomedics Inc.(a)	27,776	78,051
Incyte Corp.(a)	40,445	425,077
Inovio Biomedical Corp.(a)	30,356	29,445
Keryx Biopharmaceuticals Inc.(a)(b)	19,878	11,927
Kosan Biosciences Inc.(a)	19,360	30,395
Lexicon Pharmaceuticals Inc.(a)	44,626	90,145
Maxygen Inc.(a)	14,175	91,570
Medivation Inc.(a)	10,697	152,218
Metabasis Therapeutics Inc.(a)	13,872	28,576
Micromet Inc.(a)	13,876	24,283
Molecular Insight Pharmaceuticals Inc.(a)	3,732	25,228
Momenta Pharmaceuticals Inc.(a)	11,094	121,257
Monogram Biosciences Inc.(a)	76,405	80,989
Neose Technologies Inc.(a)	22,264	6,205
Novavax Inc.(a)(b)	31,186	82,955
Omrix Biopharmaceuticals Inc.(a)	7,142	99,988
Orchid Cellmark Inc.(a)	16,606	47,327
Oxigene Inc.(a)	16,498	30,026
Panacos Pharmaceuticals Inc.(a)	35,920	25,144
Peregrine Pharmaceuticals Inc.(a)(b)	127,270	59,817
RegeneRx Biopharmaceuticals Inc.(a)	21,817	20,726
Repligen Corp.(a)	18,213	87,787
RTI Biologics Inc.(a)	19,805	187,157
Sangamo BioSciences Inc.(a)(b)	15,033	152,735
Savient Pharmaceuticals Inc.(a)	25,262	505,240
Seattle Genetics Inc.(a)	25,954	236,181
Sequenom Inc.(a)	16,652	108,238
Sonus Pharmaceuticals Inc.(a)	37,595	13,534
StemCells Inc.(a)	45,815	71,930
SuperGen Inc.(a)	28,059	70,428
Telik Inc.(a)(b)	21,044	51,347
Tercica Inc.(a)	15,873	90,952
Third Wave Technologies Inc.(a)	21,360	196,939
Vical Inc.(a)	21,363	75,198
XOMA Ltd.(a)	60,667	157,128
ZIOPHARM Oncology Inc.(a)	8,327	24,481

		6,471,366
BUILDING MATERIALS – 0.56%
AAON Inc.	7,316	146,539
Apogee Enterprises Inc.	14,741	227,011
Comfort Systems USA Inc.	21,499	279,702
Craftmade International Inc.	7,007	56,406
Energy Focus Inc.(a)	6,827	16,999
LSI Industries Inc.	10,805	142,734
Trex Co. Inc.(a)(b)	4,265	33,608
U.S. Concrete Inc.(a)	17,720	67,336

		970,335
CHEMICALS – 1.20%
Aceto Corp.	16,797	116,571
American Vanguard Corp.	7,549	125,615
Balchem Corp.	9,136	209,397
Chase Corp.	3,023	54,747
Georgia Gulf Corp.(b)	13,524	93,721
ICO Inc.(a)	11,361	78,845
Innophos Holdings Inc.	10,099	162,493
Innospec Inc.	12,374	262,329
Landec Corp.(a)	12,751	107,491
OMNOVA Solutions Inc.(a)	25,351	101,150
Penford Corp.	5,413	117,624

Quaker Chemical Corp.	8,062	252,260
ShengdaTech Inc.(a)(b)	13,259	112,701
Stepan Co.	3,141	120,080
Symyx Technologies Inc.(a)	13,725	102,937
Tronox Inc. Class B	15,223	59,370

		2,077,331
COAL – 0.14%
James River Coal Co.(a)	8,394	147,063
National Coal Corp.(a)	7,811	40,930
Westmoreland Coal Co.(a)	4,478	60,811

		248,804
COMMERCIAL SERVICES – 5.11%
Albany Molecular Research Inc.(a)	11,439	138,869
Arrowhead Research Corp.(a)	17,868	50,566
Barrett Business Services Inc.	4,981	85,325
Bowne & Co. Inc.	15,277	232,974
Capella Education Co.(a)	5,208	284,357
Carriage Services Inc.(a)	12,645	98,757
Cash Systems Inc.(a)(b)	15,744	8,184
CBIZ Inc.(a)	20,398	165,632
CDI Corp.	7,377	184,794
Clayton Holdings Inc.(a)	3,953	18,342
Collectors Universe Inc.	6,105	63,431
Compass Diversified Holdings	10,339	135,958
Cornell Companies Inc.(a)	6,937	155,805
CorVel Corp.(a)	4,070	124,501
CPI Corp.	2,250	38,857
CRA International Inc.(a)	5,460	175,484
Cross Country Healthcare Inc.(a)	13,872	171,597
Diamond Management & Technology Consultants Inc.	14,387	92,796
Document Security Systems Inc.(a)(b)	8,247	49,482
Dollar Financial Corp.(a)	8,035	184,805
Edgewater Technology Inc.(a)	6,922	36,479
Electro Rent Corp.	11,950	181,042
Emergency Medical Services Corp. Class A(a)	4,551	112,364
ExlService Holdings Inc.(a)	10,090	231,666
Exponent Inc.(a)	9,122	299,566
Forrester Research Inc.(a)	8,832	234,755
Franklin Covey Co.(a)	8,427	63,202
Gevity HR Inc.	9,924	85,942
Hackett Group Inc. (The)(a)	26,503	103,627
Healthcare Services Group Inc.	22,155	457,279
HMS Holdings Corp.(a)	10,549	301,174
Hooper Holmes Inc.(a)	36,840	23,946
Hudson Highland Group Inc.(a)	12,658	107,213
ICF International Inc.(a)	2,569	51,508
ICT Group Inc.(a)	2,188	22,077
Integrated Electrical Services Inc.(a)	5,665	88,997
Intersections Inc.(a)	8,402	72,425
Kendle International Inc.(a)(b)	6,756	303,480
Kforce Inc.(a)	17,207	152,110
Landauer Inc.	5,467	275,209
Learning Tree International Inc.(a)	3,878	54,370
LECG Corp.(a)	12,101	113,265
Mac-Gray Corp.(a)	5,509	62,913
Medifast Inc.(a)(b)	5,418	22,918
Michael Baker Corp.(a)	3,571	80,205
Midas Inc.(a)	7,960	136,832
Monro Muffler Brake Inc.	10,402	175,794
Multi-Color Corp.	4,309	96,349

Odyssey Marine Exploration Inc.(a)(b)	23,106	124,541
On Assignment Inc.(a)	18,541	117,735
PDI Inc.(a)	7,090	59,698
PeopleSupport Inc.(a)	11,959	109,066
PharmaNet Development Group Inc.(a)	8,620	217,483
Premier Exhibitions Inc.(a)	13,457	81,280
PRG-Schultz International Inc.(a)	8,321	72,726
Princeton Review Inc. (The)(a)	9,133	71,877
Providence Service Corp. (The)(a)	7,422	222,660
Rewards Network Inc.(a)	14,074	63,052
Rural/Metro Corp.(a)	14,759	34,388
Saba Software Inc.(a)	13,919	52,196
Senomyx Inc.(a)	14,098	83,178
SM&A(a)	8,682	37,419
Source Interlink Companies Inc.(a)(b)	18,957	36,018
Spherion Corp.(a)	29,187	178,624
Standard Parking Corp.(a)	6,227	130,518
StarTek Inc.(a)	10,261	94,504
Team Inc.(a)	8,196	223,751
TNS Inc.(a)	12,466	257,298
Transcend Services Inc.(a)	2,993	27,296
Volt Information Sciences Inc.(a)	5,762	97,724

		8,800,255
COMPUTERS – 3.83%
Agilysys Inc.	12,963	150,371
Ansoft Corp.(a)	9,354	285,484
Catapult Communications Corp.(a)	7,292	37,554
CIBER Inc.(a)	29,288	143,511
Compellent Technologies Inc.(a)	2,955	36,937
Computer Task Group Inc.(a)	14,322	59,007
COMSYS IT Partners Inc.(a)	7,663	64,829
Comtech Group Inc.(a)	10,255	110,651
Cray Inc.(a)	18,203	108,490
Digimarc Corp.(a)	12,468	124,555
Dot Hill Systems Corp.(a)	32,921	98,763
EasyLink Services International Corp. Class A(a)	13,966	40,362
Echelon Corp.(a)	14,299	193,036
Furmanite Corp.(a)	17,855	151,767
Hutchinson Technology Inc.(a)	12,095	192,431
iCAD Inc.(a)	16,538	40,683
iGATE Corp.(a)	9,049	64,429
Immersion Corp.(a)	14,980	106,508
InFocus Corp.(a)	36,660	68,554
Innodata Isogen Inc.(a)	11,574	49,421
Integral Systems Inc.	6,593	192,713
Intervoice Inc.(a)	20,760	165,250
Iomega Corp.(a)	33,774	120,573
LaserCard Corp.(a)	7,118	60,289
Limelight Networks Inc.(a)	7,795	25,256
LivePerson Inc.(a)	21,492	66,625
Magma Design Automation Inc.(a)	19,436	186,003
Manhattan Associates Inc.(a)	12,982	297,677
Maxwell Technologies Inc.(a)(b)	7,826	79,747
Mercury Computer Systems Inc.(a)	10,106	56,796
Mobility Electronics Inc.(a)	19,766	25,103
NCI Inc. Class A(a)	6,083	114,482
Ness Technologies Inc.(a)	15,139	143,669
NetScout Systems Inc.(a)	13,285	123,550
On2 Technologies Inc.(a)(b)	75,229	76,734
PAR Technology Corp.(a)	6,121	48,417
Pomeroy IT Solutions Inc.(a)	4,798	26,533
QuadraMed Corp.(a)	28,026	54,370

Quantum Corp.(a)	98,364	210,499
Rackable Systems Inc.(a)	12,817	116,891
Radiant Systems Inc.(a)	13,731	191,822
RadiSys Corp.(a)	11,931	120,384
Rainmaker Systems Inc.(a)	9,651	31,366
Rimage Corp.(a)	7,129	156,125
SI International Inc.(a)	7,163	137,458
Sigma Designs Inc.(a)(b)	13,454	305,002
Silicon Graphics Inc.(a)(b)	3,521	41,759
Silicon Storage Technology Inc.(a)	44,291	116,042
STEC Inc.(a)	15,498	95,933
Stratasys Inc.(a)	10,910	194,198
Synaptics Inc.(a)	11,583	276,602
TechTeam Global Inc.(a)	6,426	58,155
3D Systems Corp.(a)(b)	8,589	126,172
Tier Technologies Inc. Class B(a)	11,506	91,703
Tyler Technologies Inc.(a)	19,571	273,603
USA Technologies Inc.(a)	8,051	36,229
Wave Systems Corp. Class A(a)	25,270	24,512

		6,595,585
COSMETICS & PERSONAL CARE – 0.27%
Elizabeth Arden Inc.(a)	12,348	246,343
Inter Parfums Inc.	4,332	95,651
Parlux Fragrances Inc.(a)	12,344	36,291
Physicians Formula Holdings Inc.(a)	9,363	83,518

		461,803
DISTRIBUTION & WHOLESALE – 0.69%
BMP Sunstone Corp.(a)(b)	16,562	126,865
Building Materials Holding Corp.	10,767	47,159
Chindex International Inc.(a)	2,966	111,937
Core-Mark Holding Co. Inc.(a)	5,575	160,226
Houston Wire & Cable Co.(b)	7,086	113,518
Industrial Distribution Group Inc.(a)	8,043	80,752
MWI Veterinary Supply Inc.(a)	4,764	167,979
NuCO2 Inc.(a)	8,897	247,070
Rentrak Corp.(a)	10,999	132,868

		1,188,374
DIVERSIFIED FINANCIAL SERVICES – 1.48%
Ampal-American Israel Corp. Class A(a)	9,143	58,515
Asta Funding Inc.(b)	6,079	84,680
Calamos Asset Management Inc. Class A	9,832	160,065
Consumer Portfolio Services(a)	13,778	39,130
Cowen Group Inc.(a)	6,306	44,710
Diamond Hill Investment Group Inc.(a)	1,675	128,154
Duff & Phelps Corp. Class A(a)	4,790	86,172
Encore Capital Group Inc.(a)	9,204	62,587
Epoch Holding Corp.	6,306	75,546
eSpeed Inc.(a)	10,607	123,678
Evercore Partners Inc. Class A	3,150	55,913
Federal Agricultural Mortgage Corp.	5,056	131,962
FirstCity Financial Corp.(a)	10,917	68,777
International Assets Holding Corp.(a)(b)	2,440	60,902
LaBranche & Co. Inc.(a)	18,528	80,597
Landenburg Thalmann Financial Services Inc.(a)(b)	43,796	81,899
MarketAxess Holdings Inc.(a)	16,535	164,358
Marlin Business Services Corp.(a)	7,301	55,050
MRU Holdings Inc.(a)	14,582	31,643
NewStar Financial Inc.(a)	5,667	29,355
Penson Worldwide Inc.(a)	4,856	44,821
Sanders Morris Harris Group Inc.	10,150	82,824

SWS Group Inc.	9,165	112,088
Thomas Weisel Partners Group Inc.(a)	8,608	56,985
TradeStation Group Inc.(a)	11,029	93,967
U.S. Global Investors Inc. Class A(b)	5,392	73,008
United PanAm Financial Corp.(a)	3,929	14,302
Westwood Holdings Group Inc.	3,973	149,782
World Acceptance Corp.(a)	9,217	293,561

		2,545,031
ELECTRIC – 0.41%
Central Vermont Public Service Corp.	8,547	204,273
Empire District Electric Co. (The)	22,822	462,146
EnerNOC Inc.(a)	1,776	20,246
Unitil Corp.	688	18,542

		705,207
ELECTRICAL COMPONENTS & EQUIPMENT – 1.34%
Active Power Inc.(a)	28,301	52,640
American Superconductor Corp.(a)(b)	18,785	435,624
C&D Technologies Inc.(a)	15,796	79,296
China BAK Battery Inc.(a)(b)	11,802	44,494
Greatbatch Inc.(a)	11,357	209,082
Insteel Industries Inc.	9,660	112,346
Magnetek Inc.(a)	20,422	70,252
Medis Technologies Ltd.(a)(b)	9,725	88,206
Powell Industries Inc.(a)	4,231	166,574
Power-One Inc.(a)	34,259	109,971
PowerSecure International Inc.(a)	7,297	85,886
Research Frontiers Inc.(a)(b)	8,026	54,416
Superior Essex Inc.(a)	10,388	292,111
Ultralife Batteries Inc.(a)	6,653	78,572
Universal Display Corp.(a)(b)	13,621	195,053
Valence Technology Inc.(a)(b)	30,037	132,463
Vicor Corp.	8,772	104,738

		2,311,724
ELECTRONICS – 3.09%
American Science and Engineering Inc.	4,809	262,427
Axsys Technologies Inc.(a)	4,711	234,985
Badger Meter Inc.	7,941	343,051
Bel Fuse Inc. Class B	7,039	196,107
California Micro Devices Corp.(a)	20,259	59,561
CTS Corp.	19,190	205,333
Cubic Corp.	7,908	224,824
Cyberoptics Corp.(a)	7,329	80,033
DDi Corp.(a)	11,615	53,894
Eagle Test Systems Inc.(a)	6,590	69,195
Electro Scientific Industries Inc.(a)	15,277	251,765
Excel Technology Inc.(a)	7,486	201,823
FARO Technologies Inc.(a)	7,666	239,026
Frequency Electronics Inc.	8,436	65,632
Innovative Card Technologies Inc.	7,773	18,577
LaBarge Inc.(a)	7,090	85,505
LeCroy Corp.(a)	10,022	86,791
LoJack Corp.(a)	10,546	133,301
Measurement Specialties Inc.(a)	8,837	154,382
Merix Corp.(a)	14,093	28,750
Methode Electronics Inc.	18,736	219,024
Multi-Fineline Electronix Inc.(a)	3,475	65,226
Nu Horizons Electronics Corp.(a)	6,803	42,723
NVE Corp.(a)	2,299	56,785
OSI Systems Inc.(a)	8,608	198,156
OYO Geospace Corp.(a)	1,958	88,932

Park Electrochemical Corp.	9,529	246,325
Photon Dynamics Inc.(a)	10,826	114,756
Planar Systems Inc.(a)	11,031	44,234
RAE Systems Inc.(a)	26,136	50,181
Ramtron International Corp.(a)	15,574	63,853
Sonic Solutions Inc.(a)	10,383	100,196
Spectrum Control Inc.(a)	9,247	78,230
Spire Corp.(a)	2,166	33,270
SRS Labs Inc.(a)	8,732	46,454
Stoneridge Inc.(a)	8,044	108,192
Taser International Inc.(a)(b)	28,308	266,095
TTM Technologies Inc.(a)	20,192	228,573
UQM Technologies Inc.(a)	29,688	50,173
X-Rite Inc.(a)	16,073	95,956
Zygo Corp.(a)	10,301	128,144

		5,320,440
ENERGY - ALTERNATE SOURCES – 0.42%
Clean Energy Fuels Corp.(a)	8,492	113,453
Comverge Inc.(a)	2,679	27,674
Evergreen Energy Inc.(a)(b)	38,884	59,881
FuelCell Energy Inc.(a)(b)	32,142	213,744
Green Plains Renewable Energy Inc.(a)	1,990	14,646
MGP Ingredients Inc.	4,164	29,106
Pacific Ethanol Inc.(a)(b)	15,497	68,187
Plug Power Inc.(a)	27,292	84,878
Quantum Fuel Systems Technologies Worldwide Inc.(a)(b)	34,523	32,797
Syntroleum Corp.(a)	33,483	20,759
Verenium Corp.(a)(b)	15,634	55,032

		720,157
ENGINEERING & CONSTRUCTION – 0.45%
ENGlobal Corp.(a)	7,738	66,160
Enova Systems Inc.	4,623	20,572
Insituform Technologies Inc. Class A(a)	11,728	162,198
Layne Christensen Co.(a)	7,960	278,759
Stanley Inc.(a)	3,816	112,419
Sterling Construction Co. Inc.(a)	5,467	99,609
VSE Corp.	1,064	30,037

		769,754
ENTERTAINMENT – 0.69%
Bluegreen Corp.(a)	10,477	70,196
Carmike Cinemas Inc.	9,959	102,379
Century Casinos Inc.(a)	8,325	26,973
Churchill Downs Inc.	4,644	219,383
Dover Downs Gaming & Entertainment Inc.	11,505	97,908
Dover Motorsports Inc.	21,868	134,488
Elixir Gaming Technologies Inc.(a)	17,259	33,482
Empire Resorts Inc.(a)	14,081	19,291
Entertainment Distribution Co. Inc.(a)	49,696	25,842
Great Wolf Resorts Inc.(a)	14,729	93,971
Lakes Entertainment Inc.(a)	10,081	44,558
Progressive Gaming International Corp.(a)	31,858	67,539
Six Flags Inc.(a)(b)	28,005	45,928
Steinway Musical Instruments Inc.(a)	5,147	146,792
VCG Holding Corp.(a)(b)	6,406	39,077
Youbet.com Inc.(a)	25,105	20,335

		1,188,142
ENVIRONMENTAL CONTROL – 1.15%
American Ecology Corp.	10,457	264,876

Basin Water Inc.(a)(b)	11,066	63,519
Calgon Carbon Corp.(a)(b)	19,641	295,597
Casella Waste Systems Inc. Class A(a)	13,720	149,960
Darling International Inc.(a)	39,295	508,870
Fuel Tech Inc.(a)(b)	7,887	161,684
Met-Pro Corp.	8,766	98,355
Perma-Fix Environmental Services Inc.(a)	39,965	64,743
Rentech Inc.(a)	87,255	77,657
Waste Holdings Inc.	2,706	97,822
Waste Services Inc.(a)	14,478	117,561
WCA Waste Corp.(a)	13,503	82,098

		1,982,742
FOOD – 1.29%
Ark Restaurants Corp.	4,860	140,940
B&G Foods Inc. Class A	10,094	111,034
Benihana Inc.(a)	5,892	66,403
Calavo Growers Inc.	5,575	96,894
Cal-Maine Foods Inc.(b)	6,099	203,585
Chiquita Brands International Inc.(a)	19,723	455,799
Diamond Foods Inc.	8,054	146,100
Imperial Sugar Co.(b)	7,199	135,485
J&J Snack Foods Corp.	8,867	243,576
John B. Sanfilippo & Son Inc.(a)	6,043	53,843
Nash Finch Co.	6,811	231,438
Rocky Mountain Chocolate Factory Inc.	6,486	81,399
Spartan Stores Inc.	11,587	241,589
Village Super Market Inc. Class A	320	16,480

		2,224,565
FOREST PRODUCTS & PAPER – 0.60%
Buckeye Technologies Inc.(a)	17,172	191,640
Caraustar Industries Inc.(a)	16,638	22,461
Mercer International Inc.(a)	16,715	116,504
Neenah Paper Inc.	7,696	198,403
P.H. Glatfelter Co.	19,280	291,321
Schweitzer-Mauduit International Inc.	8,594	198,865
Xerium Technologies Inc.	6,382	8,233

		1,027,427
GAS – 0.29%
Chesapeake Utilities Corp.	6,248	185,191
EnergySouth Inc.	6,139	320,394

		505,585
HAND & MACHINE TOOLS – 0.07%
Raser Technologies Inc.(a)	14,548	124,967

		124,967
HEALTH CARE – 0.03%
MEDTOX Scientific Inc.(a)	3,737	49,291

		49,291
HEALTH CARE - PRODUCTS – 4.98%
Abaxis Inc.(a)	10,470	242,590
ABIOMED Inc.(a)	16,617	218,347
Alphatec Holdings Inc.(a)	13,440	67,469
AngioDynamics Inc.(a)	10,830	125,195
Arcadia Resources Inc.(a)	50,235	43,202
Artes Medical Inc.(a)(b)	5,117	6,652
Aspect Medical Systems Inc.(a)	7,218	44,030
AtriCure Inc.(a)	5,354	68,210
ATS Medical Inc.(a)	35,799	50,477

BIOLASE Technology Inc.(a)	15,249	47,119
Caliper Life Sciences Inc.(a)	22,452	84,195
Candela Corp.(a)	12,547	42,660
Cantel Medical Corp.(a)	7,209	76,560
Cardiac Science Corp.(a)	11,279	94,180
Cepheid Inc.(a)	26,600	648,774
Cerus Corp.(a)	14,695	84,790
Clinical Data Inc.(a)	5,408	99,994
Columbia Laboratories Inc.(a)	31,373	66,824
Conceptus Inc.(a)	15,560	288,794
Cutera Inc.(a)	6,654	89,629
Cyberonics Inc.(a)	10,844	157,238
Cynosure Inc. Class A(a)	3,606	76,808
Datascope Corp.	8,033	332,807
Delcath Systems Inc.(a)	10,088	19,066
DexCom Inc.(a)	10,980	45,457
Digirad Corp.(a)	17,747	50,047
Endologix Inc.(a)	26,189	78,305
EPIX Pharmaceuticals Inc.(a)	18,247	26,093
Exactech Inc.(a)	1,227	30,908
E-Z-Em Inc.(a)	6,488	136,053
Hanger Orthopedic Group Inc.(a)	11,408	122,978
Hansen Medical Inc.(a)(b)	4,429	62,272
HealthTronics Inc.(a)	20,688	67,029
ICU Medical Inc.(a)	7,635	219,659
Insulet Corp.(a)	3,839	55,282
Invacare Corp.	13,714	305,548
IRIS International Inc.(a)	11,100	147,297
Kensey Nash Corp.(a)	6,993	202,447
Luminex Corp.(a)	17,291	339,768
Medical Action Industries Inc.(a)	6,877	112,989
Merge Healthcare Inc.(a)	15,582	8,726
Merit Medical Systems Inc.(a)	15,741	249,180
Metabolix Inc.(a)	6,728	73,672
Microvision Inc.(a)(b)	27,926	67,581
Micrus Endovascular Corp.(a)	7,653	94,591
Minrad International Inc.(a)	27,559	64,764
Natus Medical Inc.(a)	12,776	231,884
Neurometrix Inc.(a)	6,025	10,966
NMT Medical Inc.(a)	9,866	38,280
Northstar Neuroscience Inc.(a)	9,874	15,601
NxStage Medical Inc.(a)	11,492	49,645
OraSure Technologies Inc.(a)	24,387	178,269
Orthovita Inc.(a)	47,412	122,323
Palatin Technologies Inc.(a)	51,950	14,130
PhotoMedex Inc.(a)	43,614	39,689
Quidel Corp.(a)	14,619	234,781
Somanetics Corp.(a)	7,860	122,380
Sonic Innovations Inc.(a)	15,086	72,865
SonoSite Inc.(a)	9,148	260,078
Spectranetics Corp.(a)	18,016	150,614
STAAR Surgical Co.(a)	20,609	52,965
Stereotaxis Inc.(a)(b)	12,167	72,029
Symmetry Medical Inc.(a)	16,881	280,225
Synergetics USA Inc.(a)(b)	9,358	20,120
Synovis Life Technologies Inc.(a)	6,011	94,252
Thermage Inc.(a)	10,162	33,535
ThermoGenesis Corp.(a)	36,002	58,683
Vascular Solutions Inc.(a)	11,283	69,165
Vital Images Inc.(a)	8,955	132,713
VNUS Medical Technologies Inc.(a)	7,507	136,552
Volcano Corp.(a)	12,537	156,713
Zila Inc.(a)	44,037	7,486
Zoll Medical Corp.(a)	10,924	290,469

		8,582,668

HEALTH CARE - SERVICES – 2.07%
Air Methods Corp.(a)	5,265	254,668
Alliance Imaging Inc.(a)	11,427	98,272
Allied Healthcare International Inc.(a)	23,085	36,936
America Service Group Inc.(a)	5,579	33,809
American Dental Partners Inc.(a)	5,693	55,051
Bio-Reference Laboratories Inc.(a)	5,149	136,088
Capital Senior Living Corp.(a)	11,923	95,980
Continucare Corp.(a)	27,828	69,292
Emeritus Corp.(a)	5,658	118,026
Five Star Quality Care Inc.(a)	13,370	84,900
Genoptix Inc.(a)	2,540	63,525
Gentiva Health Services Inc.(a)	14,508	315,694
Hythiam Inc.(a)(b)	19,377	23,446
I-trax Inc.(a)	21,005	112,377
LHC Group Inc.(a)	7,216	121,229
Matria Healthcare Inc.(a)	10,336	230,493
MedCath Corp.(a)	5,377	97,861
Metropolitan Health Networks Inc.(a)	26,829	60,365
National Healthcare Corp.	2,935	142,935
NightHawk Radiology Holdings Inc.(a)	9,822	91,934
NovaMed Inc.(a)	11,960	45,328
Odyssey Healthcare Inc.(a)	17,522	157,698
Psychemedics Corp.	9,502	169,136
RadNet Inc.(a)	13,574	95,561
RehabCare Group Inc.(a)	9,622	144,330
Res-Care Inc.(a)	12,325	211,374
Skilled Healthcare Group Inc. Class A(a)	9,801	107,615
Sun Healthcare Group Inc.(a)	18,848	247,663
U.S. Physical Therapy Inc.(a)	9,809	141,446

		3,563,032
HOLDING COMPANIES - DIVERSIFIED – 0.31%
Energy Infrastructure Acquisition Corp.(a)(b)	10,770	107,162
Hicks Acquisition Co. I Inc.(a)	1,882	17,277
Information Services Group Inc.(a)(b)	18,236	94,098
Marathon Acquisition Corp.(a)	16,573	127,944
NTR Acquisition Co.(a)(b)	12,687	121,415
Resource America Inc. Class A	6,243	58,996

		526,892
HOME BUILDERS – 0.45%
Cavalier Homes Inc.(a)	16,490	26,054
Cavco Industries Inc.(a)	4,517	158,276
Coachmen Industries Inc.	9,685	28,861
Fleetwood Enterprises Inc.(a)(b)	30,677	141,114
Levitt Corp. Class A(a)	40,139	79,475
M/I Homes Inc.	5,180	87,956
Monaco Coach Corp.	15,582	147,717
Skyline Corp.	3,562	99,095

		768,548
HOME FURNISHINGS – 1.01%
American Technology Corp.(a)	17,650	38,654
American Woodmark Corp.	4,344	89,313
Audiovox Corp. Class A(a)	11,292	120,599
Bassett Furniture Industries Inc.	8,915	110,011
DTS Inc.(a)(b)	9,788	234,912
Hooker Furniture Corp.	6,536	146,014
Kimball International Inc. Class B	14,072	150,852

La-Z-Boy Inc.(b)	22,613	188,592
Stanley Furniture Co. Inc.	8,471	105,125
TiVo Inc.(a)	44,226	387,420
Universal Electronics Inc.(a)	6,860	166,081

		1,737,573
HOUSEHOLD PRODUCTS & WARES – 0.66%
CSS Industries Inc.	3,661	127,989
Ennis Inc.	14,375	241,213
Prestige Brands Holdings Inc.(a)	14,166	115,878
Russ Berrie and Co. Inc.(a)	7,206	101,316
Spectrum Brands Inc.(a)	16,014	73,184
Standard Register Co. (The)	9,804	76,373
WD-40 Co.	12,093	402,092

		1,138,045
HOUSEWARES – 0.25%
Libbey Inc.	8,201	138,105
Lifetime Brands Inc.	6,154	55,017
National Presto Industries Inc.	4,562	239,049

		432,171
INSURANCE – 2.47%
Affirmative Insurance Holdings Inc.	10,358	82,657
AmCOMP Inc.(a)	7,667	93,691
American Independence Corp.(a)	946	6,868
American Physicians Capital Inc.	5,779	267,914
American Safety Insurance Holdings Ltd.(a)	6,041	103,301
Amerisafe Inc.(a)	8,364	105,721
Argo Group International Holdings Ltd.(a)	14,876	528,396
Baldwin & Lyons Inc. Class B	10,837	278,294
Citizens Inc.(a)	18,502	123,778
Crawford & Co. Class B(a)	13,421	70,460
Darwin Professional Underwriters Inc.(a)	4,457	100,238
Donegal Group Inc. Class A	6,701	116,597
Eastern Insurance Holdings Inc.	11,563	167,432
eHealth Inc.(a)	7,088	156,432
EMC Insurance Group Inc.	3,549	95,433
First Acceptance Corp.(a)	5,198	14,814
First Mercury Financial Corp.(a)	7,068	123,054
FPIC Insurance Group Inc.(a)	5,458	257,290
Kansas City Life Insurance Co.	3,363	161,626
Life Partners Holdings Inc.(b)	3,047	56,217
Meadowbrook Insurance Group Inc.	14,454	112,886
National Interstate Corp.	4,559	106,453
North Pointe Holdings Corp.(a)	147	2,323
NYMAGIC Inc.	3,953	89,773
Penn Treaty American Corp.(a)	13,541	87,339
PMA Capital Corp. Class A(a)	19,210	164,053
Presidential Life Corp.	9,271	161,686
Primus Guaranty Ltd.(a)(b)	18,870	67,555
ProCentury Corp.	7,630	137,340
Quanta Capital Holdings Ltd.	21,669	37,487
RAM Holdings Ltd.(a)(b)	8,235	18,693
SCPIE Holdings Inc.(a)	4,173	114,966
SeaBright Insurance Holdings Inc.(a)	11,660	171,752
Specialty Underwriters’ Alliance Inc.(a)	9,742	41,501
21st Century Holding Co.	2,670	34,203

		4,258,223
INTERNET – 3.97%
Access Integrated Technologies Inc. Class A(a)(b)	9,069	28,567
ActivIdentity Corp.(a)	32,884	83,197

Alloy Inc.(a)	5,434	39,940
Applied Digital Solutions Inc.(a)	47,621	31,549
Arbinet-thexchange Inc.	10,395	43,555
Art Technology Group Inc.(a)	62,046	240,738
AsiaInfo Holdings Inc.(a)	15,425	167,516
Autobytel Inc.(a)	26,308	56,825
Blue Coat Systems Inc.(a)	15,288	336,948
Centillium Communications Inc.(a)	28,008	18,485
Chordiant Software Inc.(a)	16,051	96,788
CyberSource Corp.(a)	31,407	458,856
Dice Holdings Inc.(a)	2,570	22,899
Drugstore.com Inc.(a)	44,715	99,267
eDiets.com Inc.(a)(b)	8,459	36,966
Entrust Inc.(a)	35,826	89,565
eResearch Technology Inc.(a)	19,593	243,345
FTD Group Inc.	8,540	114,607
Harris Interactive Inc.(a)	31,253	85,321
Health Grades Inc.(a)	12,983	68,550
HealthStream Inc.(a)	19,464	56,446
Hollywood Media Corp.(a)	24,510	58,824
i2 Technologies Inc.(a)(b)	6,424	72,334
iBasis Inc.	15,508	63,583
I-many Inc.(a)	23,936	57,446
iMergent Inc.(b)	4,940	56,267
Internap Network Services Corp.(a)	21,715	107,706
Internet Capital Group Inc.(a)	19,115	200,134
Interwoven Inc.(a)	21,491	229,524
iPass Inc.(a)	31,032	93,717
Jupitermedia Corp.(a)	10,736	22,438
Keynote Systems Inc.(a)	11,537	136,021
Knot Inc. (The)(a)	12,653	148,673
Lionbridge Technologies Inc.(a)	28,904	96,828
Liquidity Services Inc.(a)	6,178	49,424
LoopNet Inc.(a)(b)	12,208	155,042
MIVA Inc.(a)	16,894	29,058
Napster Inc.(a)	22,840	33,803
NIC Inc.	19,019	135,225
1-800-FLOWERS.COM Inc.(a)	13,581	115,574
Online Resources Corp.(a)	14,833	142,693
Overstock.com Inc.(a)(b)	7,161	85,288
PCTEL Inc.(a)	14,716	100,069
Perficient Inc.(a)	14,123	112,137
RightNow Technologies Inc.(a)	9,588	114,097
S1 Corp.(a)	26,254	186,666
Safeguard Scientifics Inc.(a)	54,065	80,557
Secure Computing Corp.(a)	22,898	147,692
Shutterfly Inc.(a)	7,531	111,986
SonicWALL Inc.(a)	31,808	259,871
Stamps.com Inc.(a)	7,454	76,478
SumTotal Systems Inc.(a)	18,900	78,813
SupportSoft Inc.(a)	25,598	84,473
TeleCommunication Systems Inc.(a)	20,205	63,646
Terremark Worldwide Inc.(a)	24,474	134,118
TheStreet.com Inc.	9,159	74,005
Think Partnership Inc.(a)	26,108	24,803
TowerStream Corp.(a)	17,151	20,753
Travelzoo Inc.(a)	3,056	33,738
Tumbleweed Communications Corp.(a)	28,870	35,221
Vignette Corp.(a)	13,899	183,606
Vocus Inc.(a)	6,553	172,999
Website Pros Inc.(a)	11,656	114,578
Zix Corp.(a)(b)	29,423	113,867

		6,833,705

INVESTMENT COMPANIES – 1.25%
Capital Southwest Corp.	1,614	199,684
Gladstone Capital Corp.(b)	12,337	230,825
Gladstone Investment Corp.	12,441	117,070
Harris & Harris Group Inc.(a)	12,953	92,355
Hercules Technology Growth Capital Inc.	16,911	183,653
Kayne Anderson Energy Development Co.	8,421	209,683
Kohlberg Capital Corp.	6,161	63,951
Medallion Financial Corp.	13,050	117,972
MVC Capital Inc.	12,261	186,858
NGP Capital Resources Co.	11,624	190,866
Patriots Capital Funding Inc.	12,845	134,487
PennantPark Investment Corp.	7,312	62,225
Prospect Energy Corp.(b)	14,551	221,466
TICC Capital Corp.	11,578	87,067
UTEK Corp.(a)(b)	4,916	49,160

		2,147,322
IRON & STEEL – 0.26%
Esmark Inc.(a)(b)	5,730	64,749
Material Sciences Corp.(a)	7,090	55,018
Olympic Steel Inc.	4,924	222,072
Universal Stainless & Alloy Products Inc.(a)	3,341	99,261

		441,100
LEISURE TIME – 0.32%
Aldila Inc.	6,194	70,612
Ambassadors Group Inc.	8,614	162,718
Ambassadors International Inc.(b)	3,732	27,654
Arctic Cat Inc.	7,540	54,967
Escalade Inc.	7,763	68,858
Multimedia Games Inc.(a)	13,735	73,345
Nautilus Inc.	14,049	46,221
Town Sports International Holdings Inc.(a)	7,293	46,748

		551,123
LODGING – 0.56%
Interstate Hotels & Resorts Inc.(a)	22,234	106,279
Lodgian Inc.(a)	10,357	115,481
Marcus Corp.	8,528	163,738
Monarch Casino & Resort Inc.(a)	6,451	114,247
Morgans Hotel Group Co.(a)	9,371	138,878
MTR Gaming Group Inc.(a)	11,467	80,269
Red Lion Hotels Corp.(a)	8,398	71,887
Riviera Holdings Corp.(a)	5,742	118,343
Trump Entertainment Resorts Inc.(a)(b)	14,450	52,020

		961,142
MACHINERY – 2.45%
Altra Holdings Inc.(a)	6,266	84,278
Bolt Technology Corp.(a)(b)	3,908	72,024
Cascade Corp.	5,942	293,000
Chart Industries Inc.(a)	6,845	231,635
Columbus McKinnon Corp.(a)	9,110	282,228
Flow International Corp.(a)	16,755	155,654
Gehl Corp.(a)	6,025	102,064
Gerber Scientific Inc.(a)	13,065	116,148
Gorman-Rupp Co. (The)	6,647	218,620
Hardinge Inc.	5,672	78,047
Hurco Companies Inc.(a)	2,923	136,738
Intevac Inc.(a)	10,585	137,076
iRobot Corp.(a)(b)	7,585	129,779

Kadant Inc.(a)	6,551	192,468
Key Technology Inc.(a)	2,530	75,369
Lindsay Corp.	5,747	588,895
Park-Ohio Holdings Corp.(a)	4,800	75,408
Presstek Inc.(a)(b)	17,893	78,371
Robbins & Myers Inc.	12,780	417,267
Tecumseh Products Co. Class A(a)	8,388	257,344
Tennant Co.	9,195	366,053
TurboChef Technologies Inc.(a)	9,329	60,825
Twin Disc Inc.	4,770	75,461

		4,224,752
MANUFACTURERS – 0.02%
Synalloy Corp.	2,494	30,327

		30,327
MANUFACTURING – 1.81%
Ameron International Corp.	4,701	439,685
AZZ Inc.(a)	5,362	190,780
Blount International Inc.(a)	17,213	212,925
Flanders Corp.(a)	8,144	49,597
FreightCar America Inc.	6,121	209,950
GenTek Inc.(a)	5,402	162,492
GP Strategies Corp.(a)	12,856	122,132
Koppers Holdings Inc.	8,429	373,489
LSB Industries Inc.(a)	8,053	118,701
Lydall Inc.(a)	6,620	75,799
Myers Industries Inc.	14,667	192,578
Nanophase Technologies Corp.(a)	12,377	40,101
Portec Rail Products Inc.	12,557	143,903
Quixote Corp.	6,686	55,828
Raven Industries Inc.	8,954	271,306
Reddy Ice Holdings Inc.	11,986	156,178
Smith & Wesson Holding Corp.(a)(b)	12,906	64,788
Standex International Corp.	6,159	137,592
Sturm, Ruger & Co. Inc.(a)	11,713	96,515

		3,114,339
MEDIA – 1.08%
Acacia Research Corp. - Acacia Technologies Group(a)(b)	14,472	83,214
Acme Communications Inc.(a)	16,315	32,956
Beasley Broadcast Group Inc. Class A	9,288	33,065
Courier Corp.	5,523	137,799
Crown Media Holdings Inc. Class A(a)(b)	8,510	43,997
Cumulus Media Inc. Class A(a)	14,588	93,071
DG FastChannel Inc.(a)	6,946	133,224
Dolan Media Co.(a)	4,940	99,343
Emmis Communications Corp.(a)	17,508	60,928
Fisher Communications Inc.(a)	4,982	155,239
4Kids Entertainment Inc.(a)	8,638	84,393
Global Traffic Network Inc.(a)	9,621	84,280
Gray Television Inc.	18,608	105,880
Journal Register Co.(b)	14,763	7,382
LodgeNet Interactive Corp.(a)	11,902	72,483
New Frontier Media Inc.	15,029	67,029
Nexstar Broadcasting Group Inc. Class A(a)	5,835	34,427
Outdoor Channel Holdings Inc.(a)	8,123	59,704
Playboy Enterprises Inc. Class B(a)	13,917	115,929
PRIMEDIA Inc.	19,632	144,295
Private Media Group Inc.(a)	8,470	11,689
Regent Communications Inc.(a)	30,263	37,829
Saga Communications Inc.(a)	10,104	56,582

Salem Communications Corp. Class A	5,624	22,552
Spanish Broadcasting System Inc. Class A(a)	20,133	35,635
Sun-Times Media Group Inc. Class A(a)	25,024	18,017
WorldSpace Inc. Class A(a)(b)	9,621	16,067
Young Broadcasting Inc. Class A(a)	11,626	8,836

		1,855,845
METAL FABRICATE & HARDWARE – 1.37%
A.M. Castle & Co.	6,107	164,889
Ampco-Pittsburgh Corp.	3,369	144,833
CIRCOR International Inc.	9,267	428,599
Dynamic Materials Corp.	5,704	246,413
L.B. Foster Co. Class A(a)	5,033	216,721
Ladish Co. Inc.(a)	7,808	281,088
NN Inc.	11,884	115,631
Northwest Pipe Co.(a)	4,698	199,618
RBC Bearings Inc.(a)	10,725	398,219
Sun Hydraulics Corp.	5,808	170,000

		2,366,011
MINING – 0.39%
Allied Nevada Gold Corp.(a)	16,037	82,751
Charles & Colvard Ltd.(b)	13,436	16,526
General Moly Inc.(a)	25,101	200,557
Metalline Mining Co.(a)	19,432	37,698
U.S. Energy Corp.	15,577	52,183
Uranerz Energy Corp.(a)	15,720	35,370
Uranium Resources Inc.(a)	24,978	149,618
US Gold Corp.(a)	35,561	90,325

		665,028
OIL & GAS – 3.90%
Abraxas Petroleum Corp.(a)	21,133	69,739
Adams Resources & Energy Inc.	3,304	91,851
American Oil & Gas Inc.(a)	25,686	83,993
Arena Resources Inc.(a)	14,534	562,611
Aurora Oil & Gas Corp.(a)	53,097	33,982
BMB Munai Inc.(a)	11,769	64,023
BPZ Resources Inc.(a)	28,349	616,024
Brigham Exploration Co.(a)	22,361	135,731
Bronco Drilling Co. Inc.(a)	12,107	195,044
Callon Petroleum Co.(a)	10,042	181,660
Cano Petroleum Inc.(a)	16,392	76,715
Clayton Williams Energy Inc.(a)	3,408	178,886
Contango Oil & Gas Co.(a)	7,056	455,888
Double Eagle Petroleum Co.(a)	7,019	119,253
Dune Energy Inc.(a)(b)	26,187	47,137
Edge Petroleum Corp.(a)	14,560	58,677
Endeavour International Corp.(a)	69,078	91,874
Energy Partners Ltd.(a)	12,457	117,968
Evolution Petroleum Corp.	7,379	33,574
FX Energy Inc.(a)	19,087	81,311
Gasco Energy Inc.(a)(b)	49,750	121,390
GeoGlobal Resources Inc.(a)(b)	20,245	56,484
GeoPetro Resources Co.	9,698	26,863
GeoResources Inc.(a)	6,323	94,845
GMX Resources Inc.(a)	6,691	233,717
Gulfport Energy Corp.(a)	11,524	122,154
Harvest Natural Resources Inc.(a)	19,681	237,353
Houston American Energy Corp.	5,403	22,476
McMoRan Exploration Co.(a)(b)	21,204	366,617
Meridian Resource Corp. (The)(a)	42,699	63,195
Oilsands Quest Inc.(a)	61,496	242,294

Panhandle Oil and Gas Inc.	2,442	67,497
Petroleum Development Corp.(a)	7,437	515,161
PetroQuest Energy Inc.(a)	21,390	370,903
Quest Resource Corp.(a)	12,644	83,071
RAM Energy Resources Inc.(a)(b)	30,796	151,516
SulphCo Inc.(a)(b)	22,750	94,868
Toreador Resources Corp.(a)	8,452	65,757
Transmeridian Exploration Inc.(a)(b)	44,799	40,319
Tri-Valley Corp.(a)(b)	13,945	83,531
TXCO Resources Inc.(a)	17,599	217,876
VAALCO Energy Inc.(a)	31,185	154,989

		6,728,817
OIL & GAS SERVICES – 1.56%
Allis-Chalmers Energy Inc.(a)	11,540	159,137
Boots & Coots International Well Control Inc.	20,163	36,092
Dawson Geophysical Co.(a)	4,075	275,063
Flotek Industries Inc.(a)	8,347	121,783
Geokinetics Inc.(a)	3,519	63,764
Gulf Island Fabrication Inc.	6,473	185,905
Matrix Service Co.(a)	12,666	217,602
Mitcham Industries Inc.(a)	5,802	103,392
NATCO Group Inc. Class A(a)	8,620	402,985
Natural Gas Services Group Inc.(a)	6,142	134,080
Newpark Resources Inc.(a)	44,692	227,929
Particle Drilling Technologies Inc.(a)(b)	21,502	41,714
Superior Offshore International Inc.(a)	4,147	13,727
Superior Well Services Inc.(a)	7,816	170,936
T-3 Energy Services Inc.(a)	3,043	129,510
TGC Industries Inc.(a)	6,400	54,016
Trico Marine Services Inc.(a)	5,640	219,791
Union Drilling Inc.(a)	7,355	128,639

		2,686,065
PACKAGING & CONTAINERS – 0.16%
AEP Industries Inc.(a)	4,333	131,247
Astronics Corp.(a)	4,407	85,143
Chesapeake Corp.	13,723	66,008

		282,398
PHARMACEUTICALS – 4.77%
ACADIA Pharmaceuticals Inc.(a)	15,319	138,790
Accelrys Inc.(a)	12,759	69,026
Achillion Pharmaceuticals Inc.(a)	7,171	31,768
Acusphere Inc.(a)	41,695	20,014
Adolor Corp.(a)	21,267	97,190
Advanced Life Sciences Holdings Inc.(a)	21,851	19,666
Akorn Inc.(a)	28,187	133,325
Alexza Pharmaceuticals Inc.(a)	11,579	79,664
Alfacell Corp.(a)(b)	28,546	67,939
Allos Therapeutics Inc.(a)	21,470	130,538
Alnylam Pharmaceuticals Inc.(a)	16,649	406,236
Altus Pharmaceuticals Inc.(a)	9,352	42,552
Anadys Pharmaceuticals Inc.(a)	18,252	27,743
Anika Therapeutics Inc.(a)	5,826	49,404
Animal Health International Inc.(a)	7,682	84,041
Antares Pharma Inc.(a)	19,941	21,337
Antigenics Inc.(a)(b)	18,642	43,995
Array BioPharma Inc.(a)	21,979	154,073
Auxilium Pharmaceuticals Inc.(a)	15,348	410,406
AVANIR Pharmaceuticals Class A(a)	24,907	24,907
AVI BioPharma Inc.(a)	32,938	60,606
Bentley Pharmaceuticals Inc.(a)	8,735	141,944

Bionovo Inc.(a)(b)	29,761	37,796
BioScrip Inc.(a)	19,071	128,920
BioSphere Medical Inc.(a)	8,543	39,212
Cadence Pharmaceuticals Inc.(a)	9,277	55,198
Caraco Pharmaceutical Laboratories Ltd.(a)	5,731	102,871
Cell Therapeutics Inc.(a)(b)	36,634	24,178
Chelsea Therapeutics International(a)	14,773	73,865
CollaGenex Pharmaceuticals Inc.(a)	10,312	170,870
CombinatoRX Inc.(a)(b)	15,099	51,941
Cortex Pharmaceuticals Inc.(a)	25,639	18,975
Cyclacel Pharmaceuticals Inc.(a)	10,446	31,129
Cypress Bioscience Inc.(a)	17,144	122,751
Cytrx Corp.(a)(b)	44,506	51,182
Dendreon Corp.(a)(b)	38,741	186,732
Depomed Inc.(a)	25,421	86,431
Discovery Laboratories Inc.(a)	42,377	99,586
DURECT Corp.(a)	32,825	172,331
Dyax Corp.(a)	25,530	120,246
Dynavax Technologies Corp.(a)	22,171	43,455
Emisphere Technologies Inc.(a)	13,490	22,528
Generex Biotechnology Corp.(a)(b)	61,347	67,482
Hemispherx Biopharma Inc.(a)	44,814	31,818
Hi-Tech Pharmacal Co. Inc.(a)	6,138	55,549
Idenix Pharmaceuticals Inc.(a)	9,819	49,291
I-Flow Corp.(a)	12,261	172,022
Immtech Pharmaceuticals Inc.(a)	8,732	7,160
Indevus Pharmaceuticals Inc.(a)	32,603	155,516
InSite Vision Inc.(a)	55,913	35,225
Inspire Pharmaceuticals Inc.(a)	24,442	94,102
Integrated BioPharma Inc.(a)	8,514	24,946
Introgen Therapeutics Inc.(a)	24,147	75,097
Isolagen Inc.(a)	18,194	9,461
ISTA Pharmaceuticals Inc.(a)	15,806	30,506
Javelin Pharmaceuticals Inc.(a)(b)	20,241	56,877
La Jolla Pharmaceutical Co.(a)	11,110	21,887
Ligand Pharmaceuticals Inc. Class B	39,998	159,992
Mannatech Inc.(b)	7,771	55,407
Matrixx Initiatives Inc.(a)	7,601	111,279
Memory Pharmaceuticals Corp.(a)	23,121	11,561
MiddleBrook Pharmaceuticals Inc.(a)	8,671	34,771
Nabi Biopharmaceuticals(a)	25,497	102,498
Nastech Pharmaceutical Co. Inc.(a)(b)	13,795	32,418
Neogen Corp.(a)	9,016	226,302
Neurocrine Biosciences Inc.(a)	16,088	86,875
Neurogen Corp.(a)	13,806	25,679
NexMed Inc.(a)	54,430	72,936
Noven Pharmaceuticals Inc.(a)	13,026	116,973
NPS Pharmaceuticals Inc.(a)	25,785	100,562
Nutraceutical International Corp.(a)	6,298	81,874
Nutrition 21 Inc.(a)(b)	34,894	15,353
Nuvelo Inc.(a)	28,829	20,469
Omega Protein Corp.(a)	3,109	42,438
Osiris Therapeutics Inc.(a)(b)	5,923	74,511
Pain Therapeutics Inc.(a)(b)	19,132	161,665
Penwest Pharmaceuticals Co.(a)	12,408	32,261
PetMed Express Inc.(a)	11,812	130,995
Pharmacopeia Inc.(a)	21,669	79,742
Pharmacyclics Inc.(a)	13,345	10,009
Pharmasset Inc.(a)	2,562	46,193
Poniard Pharmaceuticals Inc.(a)	12,961	43,419
POZEN Inc.(a)(b)	12,163	126,009
Progenics Pharmaceuticals Inc.(a)	11,678	76,257
Reliv International Inc.	13,511	89,848

Repros Therapeutics Inc.(a)	7,515	73,497
Rigel Pharmaceuticals Inc.(a)	16,751	312,574
Salix Pharmaceuticals Ltd.(a)	23,111	145,137
Santarus Inc.(a)	25,398	65,273
Schiff Nutrition International Inc.	6,850	41,032
SCOLR Pharma Inc.(a)	26,482	32,043
SIGA Technologies Inc.(a)	16,048	36,910
Somaxon Pharmaceuticals Inc.(a)	4,852	23,047
Spectrum Pharmaceuticals Inc.(a)	15,839	40,073
Star Scientific Inc.(a)	24,528	37,773
Theragenics Corp.(a)	20,279	79,899
Titan Pharmaceuticals Inc.(a)	20,123	30,386
Trimeris Inc.(a)(b)	9,779	63,759
Trubion Pharmaceuticals Inc.(a)(b)	3,860	36,438
Vanda Pharmaceuticals Inc.(a)	12,506	48,398
Vion Pharmaceuticals Inc.(a)	4,655	6,936
VIVUS Inc.(a)	33,258	200,546

		8,224,317
REAL ESTATE – 0.60%
Avatar Holdings Inc.(a)(b)	3,266	142,365
California Coastal Communities Inc.(a)(b)	7,381	35,724
Consolidated-Tomoka Land Co.	3,747	210,019
Grubb & Ellis Co.	15,656	107,557
HFF Inc. Class A(a)	7,284	36,493
Hilltop Holdings Inc.(a)	22,752	236,621
HouseValues Inc.(a)	14,316	33,786
Thomas Properties Group Inc.	16,723	146,828
ZipRealty Inc.(a)(b)	16,088	84,301

		1,033,694
REAL ESTATE INVESTMENT TRUSTS – 4.06%
Agree Realty Corp.	12,024	330,059
Alesco Financial Inc.(b)	23,293	67,084
American Campus Communities Inc.	11,884	325,146
AmREIT Class A	17,625	126,019
Anworth Mortgage Asset Corp.	27,580	169,065
Arbor Realty Trust Inc.	9,311	140,410
Associated Estates Realty Corp.	14,136	161,716
Capital Trust Inc. Class A(b)	8,971	241,768
CapLease Inc.	34,821	270,559
Capstead Mortgage Corp.	18,963	216,178
Cedar Shopping Centers Inc.	25,809	301,449
Chimera Investment Corp.	3,151	38,757
Cogdell Spencer Inc.	6,468	101,677
Crystal River Capital Inc.	8,855	79,075
DuPont Fabros Technology Inc.	15,911	262,372
Education Realty Trust Inc.	17,650	221,861
Feldman Mall Properties Inc.	14,375	37,231
First Potomac Realty Trust	14,105	216,794
Gladstone Commercial Corp.	20,289	315,494
GMH Communities Trust	15,150	131,502
Hersha Hospitality Trust	31,935	288,373
Impac Mortgage Holdings Inc.(b)	25,341	32,183
Investors Real Estate Trust	23,788	232,647
JER Investors Trust Inc.(b)	9,209	78,092
Kite Realty Group Trust	8,733	122,262
LTC Properties Inc.	14,396	370,121
Medical Properties Trust Inc.	22,866	258,843
MFA Mortgage Investments Inc.	56,597	356,561
Monmouth Real Estate Investment Corp. Class A	23,515	188,120
One Liberty Properties Inc.	14,846	238,872

PMC Commercial Trust	9,744	68,695
Ramco-Gershenson Properties Trust	9,958	210,213
Sun Communities Inc.	9,191	188,416
Universal Health Realty Income Trust	10,804	359,773
Urstadt Biddle Properties Inc. Class A	7,579	119,218
Vestin Realty Mortgage II Inc.	14,595	129,312

		6,995,917
RETAIL – 2.93%
A.C. Moore Arts & Crafts Inc.(a)	8,337	56,858
AFC Enterprises Inc.(a)	12,489	112,276
Allion Healthcare Inc.(a)	7,259	29,980
America’s Car-Mart Inc.(a)	6,921	87,135
Big 5 Sporting Goods Corp.	9,684	84,929
BJ’s Restaurants Inc.(a)	10,211	147,141
Bluefly Inc.(a)(b)	76,239	35,832
Books-A-Million Inc.	8,984	78,520
BUCA Inc.(a)	15,886	10,326
Buffalo Wild Wings Inc.(a)(b)	7,665	187,793
Build-A-Bear Workshop Inc.(a)	6,655	60,494
Cache Inc.(a)	5,932	66,972
California Pizza Kitchen Inc.(a)	14,506	190,174
Casual Male Retail Group Inc.(a)	17,987	75,545
Charlotte Russe Holding Inc.(a)	11,921	206,710
Citi Trends Inc.(a)	6,492	119,777
Cosi Inc.(a)	22,671	65,066
Cost Plus Inc.(a)(b)	11,407	38,213
CSK Auto Corp.(a)	19,686	183,277
dELiA*s Inc.(a)	12,027	32,112
Denny’s Corp.(a)	45,508	135,614
Design Within Reach Inc.(a)	14,479	41,265
Duckwall-ALCO Stores Inc.(a)	262	2,987
Eddie Bauer Holdings Inc.(a)	14,480	56,327
EZCORP Inc.(a)	20,218	248,884
Famous Dave’s of America Inc.(a)	7,885	75,223
Finish Line Inc. (The) Class A	19,326	91,992
Fred’s Inc.	16,536	169,494
Hastings Entertainment Inc.(a)	6,408	50,367
Haverty Furniture Companies Inc.	10,376	110,401
Hot Topic Inc.(a)	20,693	89,187
Jamba Inc.(a)(b)	23,130	61,295
Kona Grill Inc.(a)	2,965	26,329
Krispy Kreme Doughnuts Inc.(a)(b)	28,622	87,297
Lithia Motors Inc. Class A	5,191	52,741
Luby’s Inc.(a)	14,574	103,184
MarineMax Inc.(a)	8,210	102,297
McCormick & Schmick’s Seafood Restaurants Inc.(a)	6,938	80,828
Mothers Work Inc.(a)	2,832	47,323
Nathan’s Famous Inc.(a)	4,777	66,878
O’Charley’s Inc.	12,635	145,555
PriceSmart Inc.	6,693	185,463
Restoration Hardware Inc.(a)	14,114	61,255
Rex Stores Corp.(a)	3,477	68,393
Rubio’s Restaurants Inc.(a)	9,731	55,661
Rush Enterprises Inc. Class A(a)	16,756	265,415
Ruth’s Chris Steak House Inc.(a)	8,478	58,583
Shoe Carnival Inc.(a)	4,997	67,609
Sport Supply Group Inc.	4,438	53,034
Steak n Shake Co. (The)(a)	10,452	82,257
Stein Mart Inc.	12,089	67,940
Susser Holdings Corp.(a)	3,583	67,253
Systemax Inc.	3,989	48,107

Tuesday Morning Corp.(a)	11,572	59,943
West Marine Inc.(a)	8,504	59,273
Wet Seal Inc. Class A(a)	37,667	127,691

		5,042,475
SAVINGS & LOANS – 1.86%
Abington Bancorp Inc.	10,325	106,554
American Bancorp of New Jersey	12,424	129,458
BankAtlantic Bancorp Inc. Class A	15,021	58,732
BankFinancial Corp.	13,671	217,506
Berkshire Hills Bancorp Inc.	8,766	220,816
Beverly Hills Bancorp Inc.	10,797	27,316
CFS Bancorp Inc.	20,571	295,605
Citizens First Bancorp Inc.	7,378	79,314
Dime Community Bancshares Inc.	10,456	182,771
Essa Bancorp Inc.(a)	3,034	35,650
First Financial Holdings Inc.	8,515	199,762
First Place Financial Corp.	10,657	138,541
Flushing Financial Corp.	12,003	211,013
Franklin Bank Corp.(a)	12,740	38,602
Legacy Bancorp Inc.	11,083	154,830
OceanFirst Financial Corp.	8,664	151,533
Provident New York Bancorp	25,392	342,792
TierOne Corp.	9,926	111,965
United Community Financial Corp.	20,718	128,452
Willow Financial Bancorp Inc.	17,524	129,502
WSFS Financial Corp.	4,906	241,768

		3,202,482
SEMICONDUCTORS – 3.05%
Actel Corp.(a)	13,721	210,069
Advanced Analogic Technologies Inc.(a)	18,227	102,436
ANADIGICS Inc.(a)	27,197	178,412
Asyst Technologies Inc.(a)	21,400	74,900
AuthenTec Inc.(a)	4,366	43,398
Aviza Technology Inc.(a)	12,028	6,511
AXT Inc.(a)	14,833	70,753
Bookham Inc.(a)	50,282	68,886
Cascade Microtech Inc.(a)	5,467	43,627
CEVA Inc.(a)	11,206	85,726
Cohu Inc.	12,390	201,338
Credence Systems Corp.(a)	46,575	79,178
DSP Group Inc.(a)	13,810	175,939
EMCORE Corp.(a)	19,494	112,285
Exar Corp.(a)	18,987	156,263
FSI International Inc.(a)	21,494	28,587
Ikanos Communications Inc.(a)	12,310	56,257
Integrated Silicon Solution Inc.(a)	16,821	101,767
IXYS Corp.(a)	13,871	94,739
Kopin Corp.(a)	40,732	108,347
Kulicke and Soffa Industries Inc.(a)	25,638	122,550
Lattice Semiconductor Corp.(a)	49,243	139,850
Leadis Technology Inc.(a)	21,303	41,115
LTX Corp.(a)	29,596	92,931
Mattson Technology Inc.(a)	22,509	137,080
Microtune Inc.(a)	28,569	104,563
Mindspeed Technologies Inc.(a)(b)	48,768	23,409
MIPS Technologies Inc. Class A(a)	24,182	95,761
Monolithic Power Systems Inc.(a)	12,015	211,824
MoSys Inc.(a)	12,113	52,813
Nanometrics Inc.(a)	7,951	56,850
Pericom Semiconductor Corp.(a)	13,101	192,323
Photronics Inc.(a)	17,504	167,163

PLX Technology Inc.(a)	15,548	103,705
QuickLogic Corp.(a)	16,977	50,931
Rubicon Technology Inc.(a)	3,481	100,879
Rudolph Technologies Inc.(a)	15,488	151,318
Semitool Inc.(a)	10,664	88,724
SigmaTel Inc.(a)	18,459	53,347
Standard Microsystems Corp.(a)	11,078	323,256
Supertex Inc.(a)	5,271	107,581
Syntax-Brillian Corp.(a)(b)	23,451	22,982
Techwell Inc.(a)	7,885	85,473
TranSwitch Corp.(a)	67,458	50,594
Ultra Clean Holdings Inc.(a)	8,803	86,269
Ultratech Inc.(a)	13,876	133,348
Veeco Instruments Inc.(a)	14,104	234,550
Virage Logic Corp.(a)	12,017	69,218
Volterra Semiconductor Corp.(a)(b)	9,782	110,830
White Electronic Designs Corp.(a)	12,366	54,410

		5,265,065
SOFTWARE – 3.45%
Actuate Corp.(a)	30,305	124,251
American Software Inc. Class A	13,280	83,133
AMICAS Inc.(a)	37,416	84,186
BladeLogic Inc.(a)	1,890	53,015
Borland Software Corp.(a)	40,185	81,174
Bottomline Technologies Inc.(a)	10,754	135,500
Callidus Software Inc.(a)	15,127	72,761
CAM Commerce Solutions Inc.	1,808	66,950
Captaris Inc.(a)	20,007	88,431
Computer Programs and Systems Inc.	6,326	132,213
Concur Technologies Inc.(a)(b)	20,448	634,910
Concurrent Computer Corp.(a)	48,210	33,265
Convera Corp. Class A(a)(b)	15,035	25,560
Digi International Inc.(a)	14,882	171,738
DivX Inc.(a)	9,864	69,048
Double-Take Software Inc.(a)	3,526	41,184
Emageon Inc.(a)	12,003	27,487
Enliven Marketing Technologies Corp.(a)	35,316	25,781
EPIQ Systems Inc.(a)	14,313	222,138
FalconStor Software Inc.(a)(b)	15,496	117,925
GSE Systems Inc.(a)	7,667	62,409
infoUSA Inc.	12,946	79,100
InnerWorkings Inc.(a)(b)	10,867	152,464
Interactive Intelligence Inc.(a)	6,449	75,905
INVESTools Inc.(a)(b)	26,462	290,817
JDA Software Group Inc.(a)	12,519	228,472
MGT Capital Investments Inc.(a)	14,879	37,198
Moldflow Corp.(a)	7,053	123,004
Monotype Imaging Holdings Inc.(a)	4,561	68,917
MSC Software Corp.(a)	20,315	263,892
Omnicell Inc.(a)	17,128	344,273
OpenTV Corp.(a)	37,642	44,418
OPNET Technologies Inc.(a)	5,063	41,213
Packeteer Inc.(a)	19,267	98,069
PDF Solutions Inc.(a)	11,433	62,996
Phase Forward Inc.(a)	19,946	340,678
Phoenix Technologies Ltd.(a)	13,928	218,112
PLATO Learning Inc.(a)	18,516	54,252
Schawk Inc.	6,236	99,714
SeaChange International Inc.(a)	14,982	105,323
Smith Micro Software Inc.(a)	12,874	78,789
Softbrands Inc.(a)	27,090	27,903
SourceForge Inc.(a)	32,370	64,416

SYNNEX Corp.(a)	6,629	140,667
Taleo Corp. Class A(a)	8,107	157,276
Ultimate Software Group Inc.(a)	13,188	396,431

		5,947,358
TELECOMMUNICATIONS – 3.41%
Adaptec Inc.(a)	63,301	186,105
Airspan Networks Inc.(a)	34,184	32,133
Alaska Communications Systems Group Inc.	22,758	278,558
Anaren Inc.(a)	9,311	117,877
Applied Signal Technology Inc.	9,408	111,014
Atlantic Tele-Network Inc.	4,473	151,322
Avanex Corp.(a)	89,728	63,707
Aware Inc.(a)	13,659	49,855
CalAmp Corp.(a)	13,647	37,120
Consolidated Communications Holdings Inc.	11,651	176,280
D&E Communications Inc.	10,317	91,821
Ditech Networks Inc.(a)	13,000	38,220
EFJ Inc.(a)	15,055	18,066
8x8 Inc.(a)(b)	37,759	37,004
EMS Technologies Inc.(a)	7,065	191,744
Endwave Corp.(a)	5,882	35,704
Extreme Networks Inc.(a)	52,418	162,496
FairPoint Communications Inc.	16,459	148,460
FiberTower Corp.(a)	54,722	96,311
GeoEye Inc.(a)	8,183	212,676
Globecomm Systems Inc.(a)	9,783	85,112
Harmonic Inc.(a)	43,375	329,650
Hickory Tech Corp.	15,567	127,182
Hypercom Corp.(a)	29,113	126,350
I.D. Systems Inc.(a)	5,947	44,662
Iowa Telecommunications Services Inc.	16,243	287,988
iPCS Inc.	9,988	233,220
Knology Inc.(a)	12,327	159,635
KVH Industries Inc.(a)	13,609	107,239
Lantronix Inc.(a)	42,741	39,322
LCC International Inc. Class A(a)	20,069	31,508
MRV Communications Inc.(a)	66,187	90,676
Network Equipment Technologies Inc.(a)	13,724	90,167
Neutral Tandem Inc.(a)	3,733	67,231
Newport Corp.(a)	15,953	178,195
NMS Communications Corp.(a)	34,920	52,380
Novatel Wireless Inc.(a)(b)	14,890	144,135
Oplink Communications Inc.(a)	10,746	95,317
ORBCOMM Inc.(a)(b)	11,306	56,078
ParkerVision Inc.(a)(b)	10,401	80,504
Radyne Corp.(a)	10,657	90,798
Rural Cellular Corp. Class A(a)	6,317	279,401
Shenandoah Telecommunications Co.	11,434	169,681
Soapstone Networks Inc.	8,658	61,991
SureWest Communications	8,325	128,705
Switch & Data Facilities Co. Inc.(a)	5,825	59,473
Symmetricom Inc.(a)	25,201	87,951
Telkonet Inc.(a)(b)	32,401	28,513
Tollgrade Communications Inc.(a)	8,638	45,263
USA Mobility Inc.(a)	12,396	88,507
Vonage Holdings Corp.(a)(b)	26,317	48,686
Westell Technologies Inc. Class A(a)	40,769	61,154
Zhone Technologies Inc.(a)	61,597	60,365

		5,873,512
TEXTILES – 0.10%
Angelica Corp.	5,287	94,849
Dixie Group Inc.(a)	9,920	83,130

		177,979

TOYS, GAMES & HOBBIES – 0.21%
JAKKS Pacific Inc.(a)	13,165	362,959

		362,959
TRANSPORTATION – 1.11%
ABX Holdings Inc.(a)	30,900	90,846
Arlington Tankers Ltd.	9,749	204,729
Celadon Group Inc.(a)	13,359	129,315
Covenant Transportation Group Class A(a)	8,743	44,589
Double Hull Tankers Inc.	13,700	145,357
Dynamex Inc.(a)	8,341	211,027
Frozen Food Express Industries Inc.	12,462	98,948
Knightsbridge Tankers Ltd.	9,365	249,858
Marten Transport Ltd.(a)	9,356	145,205
PHI Inc.(a)	6,619	208,763
Saia Inc.(a)	8,745	138,696
TBS International Ltd.(a)	1,883	56,867
Universal Truckload Services Inc.(a)	5,603	116,935
USA Truck Inc.(a)	6,132	79,164

		1,920,299
TRUCKING & LEASING – 0.11%
Greenbrier Companies Inc. (The)	7,463	197,919

		197,919
WATER – 0.89%
American States Water Co.	8,617	310,212
Connecticut Water Service Inc.	11,955	282,975
Consolidated Water Co. Ltd.(b)	8,260	181,968
Middlesex Water Co.	13,648	247,848
Pure Cycle Corp.(a)	13,191	73,474
SJW Corp.	8,472	242,214
Southwest Water Co.	17,971	198,939

		1,537,630

TOTAL COMMON STOCKS
(Cost: $251,338,001)		171,552,525

Security	Shares	Value
RIGHTS – 0.00%

APPAREL – 0.00%
Mossimo Inc.(c)	21,276	2

		2
INVESTMENT COMPANIES – 0.00%
Gladstone Investment Corp.(c)	4,146	2,731

		2,731
OIL & GAS SERVICES – 0.00%
Particle Drilling Technologies Inc.(b) (c)	30,492	1,479

		1,479

TOTAL RIGHTS
(Cost: $0)		4,212

Security	Shares	Value
SHORT-TERM INVESTMENTS – 7.21%

MONEY MARKET FUNDS – 7.21%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.18%(d)(e)	205,631	205,631
BGI Cash Premier Fund LLC
3.22%(d)(e)(f)	12,208,456	12,208,456

		12,414,087

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,414,087)		12,414,087

TOTAL INVESTMENTS IN SECURITIES – 106.76%
(Cost: $263,752,088)		183,970,824
Other Assets, Less Liabilities – (6.76)%		(11,644,305)

NET ASSETS – 100.00%		$172,326,519

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.

(d)	Affiliated issuer. See Note 2.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

(f)	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments

iSHARES® RUSSELL MIDCAP INDEX FUND

March 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.85%

ADVERTISING – 0.27%
Clear Channel Outdoor Holdings Inc. Class A(a)	35,260	$670,293
Getty Images Inc.(a)	44,907	1,437,024
Harte-Hanks Inc.	44,370	606,538
Interpublic Group of Companies Inc. (The)(a)(b)	419,992	3,532,133
Lamar Advertising Co.(a)(b)	74,253	2,667,910

		8,913,898
AEROSPACE & DEFENSE – 1.10%
Alliant Techsystems Inc.(a)(b)	29,701	3,074,945
BE Aerospace Inc.(a)	82,731	2,891,448
DRS Technologies Inc.	36,649	2,135,904
Goodrich Corp.	112,167	6,450,724
L-3 Communications Holdings Inc.	112,093	12,256,249
Rockwell Collins Inc.	149,873	8,565,242
Spirit AeroSystems Holdings Inc. Class A(a)	62,787	1,392,616

		36,767,128
AGRICULTURE – 0.71%
Bunge Ltd.(b)	108,128	9,394,161
Carolina Group	97,134	7,047,072
UST Inc.	133,890	7,299,683

		23,740,916
AIRLINES – 0.58%
AMR Corp.(a)	213,944	1,929,775
Continental Airlines Inc. Class B(a)	86,366	1,660,818
Copa Holdings SA Class A	15,449	588,761
Delta Air Lines Inc.(a)(b)	260,555	2,240,773
Northwest Airlines Corp.(a)	234,099	2,104,550
Southwest Airlines Co.	657,389	8,151,624
UAL Corp.	103,978	2,238,646
US Airways Group Inc.(a)	72,113	642,527

		19,557,474
APPAREL – 0.87%
Coach Inc.(a)	315,186	9,502,858
Crocs Inc.(a)(b)	71,065	1,241,506
Guess? Inc.	48,323	1,955,632
Hanesbrands Inc.(a)	86,611	2,529,041
Jones Apparel Group Inc.	75,536	1,013,693
Liz Claiborne Inc.	92,987	1,687,714
Phillips-Van Heusen Corp.	49,898	1,892,132
Polo Ralph Lauren Corp.	54,858	3,197,673
VF Corp.	80,081	6,207,078

		29,227,327
AUTO MANUFACTURERS – 0.40%
Ford Motor Co.(a)(b)	1,903,598	10,888,581
Oshkosh Corp.	66,535	2,413,890

		13,302,471

AUTO PARTS & EQUIPMENT – 0.50%
Autoliv Inc.	65,771	3,301,704
BorgWarner Inc.	103,759	4,464,750
Goodyear Tire & Rubber Co. (The)(a)	214,270	5,528,166
TRW Automotive Holdings Corp.(a)	37,680	880,582
WABCO Holdings Inc.	54,033	2,464,985

		16,640,187
BANKS – 2.47%
Associated Banc-Corp	114,339	3,044,848
BancorpSouth Inc.	73,166	1,694,525
Bank of Hawaii Corp.	44,577	2,209,236
BOK Financial Corp.	19,786	1,033,423
City National Corp.	36,462	1,803,411
Colonial BancGroup Inc. (The)	141,349	1,361,191
Comerica Inc.	139,379	4,889,415
Commerce Bancshares Inc.	65,585	2,756,538
Cullen/Frost Bankers Inc.	53,843	2,855,833
East West Bancorp Inc.	56,009	994,160
First Citizens BancShares Inc. Class A	5,350	745,522
First Horizon National Corp.(b)	111,796	1,566,262
Fulton Financial Corp.	154,118	1,894,110
Huntington Bancshares Inc.	327,189	3,517,282
KeyCorp	355,932	7,812,707
M&T Bank Corp.	64,085	5,157,561
Marshall & Ilsley Corp.	231,484	5,370,429
Northern Trust Corp.	196,524	13,062,950
Popular Inc.	250,584	2,921,809
Synovus Financial Corp.	248,737	2,751,031
TCF Financial Corp.	116,344	2,084,884
UnionBanCal Corp.	43,017	2,111,274
Valley National Bancorp	108,266	2,079,790
Webster Financial Corp.	47,719	1,329,929
Whitney Holding Corp.	60,193	1,492,185
Wilmington Trust Corp.	61,099	1,900,179
Zions Bancorporation	96,631	4,401,542

		82,842,026
BEVERAGES – 0.83%
Brown-Forman Corp. Class B	69,597	4,608,713
Coca-Cola Enterprises Inc.	279,256	6,757,995
Constellation Brands Inc. Class A(a)(b)	171,878	3,037,084
Hansen Natural Corp.(a)(b)	60,685	2,142,180
Molson Coors Brewing Co. Class B	104,319	5,484,050
Pepsi Bottling Group Inc.	126,012	4,273,067
PepsiAmericas Inc.	52,432	1,338,589

		27,641,678
BIOTECHNOLOGY – 0.57%
Abraxis BioScience Inc.(a)	5,684	335,811
Charles River Laboratories International Inc.(a)	60,295	3,553,787
Invitrogen Corp.(a)(b)	41,872	3,578,800
Millennium Pharmaceuticals Inc.(a)	287,324	4,442,029
Millipore Corp.(a)	48,366	3,260,352
PDL BioPharma Inc.(a)	103,887	1,100,163
Vertex Pharmaceuticals Inc.(a)	124,578	2,976,168

		19,247,110
BUILDING MATERIALS – 0.79%
Armstrong World Industries Inc.	17,151	611,605

Eagle Materials Inc.	39,459	1,402,767
Lennox International Inc.	48,278	1,736,560
Martin Marietta Materials Inc.(b)	38,129	4,048,156

Masco Corp.	338,516	6,712,772
Owens Corning(a)(b)	98,091	1,778,390
Trane Inc.	161,677	7,420,974
USG Corp.(a)(b)	71,951	2,649,236

		26,360,460
CHEMICALS – 3.14%
Air Products and Chemicals Inc.	194,031	17,850,852
Airgas Inc.	70,453	3,203,498
Albemarle Corp.	71,656	2,616,877
Ashland Inc.	50,423	2,385,008
Cabot Corp.	60,213	1,685,964
Celanese Corp. Class A	113,964	4,450,294
Chemtura Corp.	215,143	1,579,150
Cytec Industries Inc.	37,897	2,040,753
Eastman Chemical Co.	71,291	4,452,123
Ecolab Inc.	156,571	6,799,879
FMC Corp.	68,522	3,802,286
Huntsman Corp.	84,890	1,999,159
International Flavors & Fragrances Inc.	72,596	3,197,854
Lubrizol Corp.	61,962	3,439,511
Mosaic Co. (The)(a)	138,576	14,217,898
PPG Industries Inc.	146,846	8,885,651
Rohm and Haas Co.	123,367	6,671,687
RPM International Inc.	108,732	2,276,848
Sherwin-Williams Co. (The)	92,368	4,714,463
Sigma-Aldrich Corp.	117,691	7,020,268
Valspar Corp. (The)	91,256	1,810,519
Westlake Chemical Corp.	17,121	223,429

		105,323,971
COAL – 1.04%
Arch Coal Inc.	127,882	5,562,867
CONSOL Energy Inc.	163,096	11,284,612
Foundation Coal Holdings Inc.	40,693	2,048,079
Massey Energy Co.	72,794	2,656,981
Patriot Coal Corp.(a)	23,541	1,105,721
Peabody Energy Corp.	237,330	12,103,830

		34,762,090
COMMERCIAL SERVICES – 2.14%
Alliance Data Systems Corp.(a)	70,515	3,350,168
Apollo Group Inc. Class A(a)(b)	129,505	5,594,616
Avis Budget Group Inc.(a)	90,284	958,816
Career Education Corp.(a)(b)	84,650	1,076,748
ChoicePoint Inc.(a)	60,681	2,888,416
Convergys Corp.(a)	121,838	1,834,880
Corporate Executive Board Co. (The)	31,558	1,277,468
Corrections Corp. of America(a)	110,194	3,032,539
Equifax Inc.	118,044	4,070,157
Genpact Ltd.(a)	31,288	383,278
H&R Block Inc.	289,706	6,014,297
Hertz Global Holdings Inc.(a)	287,198	3,463,608
Hewitt Associates Inc. Class A(a)(b)	79,381	3,156,982
Iron Mountain Inc.(a)	158,268	4,184,606
ITT Educational Services Inc.(a)	36,227	1,663,906
Manpower Inc.	71,206	4,006,050
Monster Worldwide Inc.(a)(b)	112,852	2,732,147
Pharmaceutical Product Development Inc.	92,589	3,879,479
Quanta Services Inc.(a)	147,417	3,415,652
R.R. Donnelley & Sons Co.	197,403	5,983,285
Robert Half International Inc.	131,651	3,388,697
Service Corp. International	250,265	2,537,687
United Rentals Inc.(a)	76,329	1,438,038
Weight Watchers International Inc.	31,467	1,457,866

		71,789,386

COMPUTERS – 2.33%
Affiliated Computer Services Inc. Class A(a)	82,767	4,147,454
Brocade Communications Systems Inc.(a)	336,857	2,459,056
Cadence Design Systems Inc.(a)	249,894	2,668,868
Cognizant Technology Solutions Corp.(a)	257,485	7,423,293
Computer Sciences Corp.(a)	146,736	5,985,361
Diebold Inc.	59,172	2,221,909
DST Systems Inc.(a)(b)	43,066	2,831,159
Electronic Data Systems Corp.	455,717	7,587,688
FactSet Research Systems Inc.	38,179	2,056,703
Lexmark International Inc. Class A(a)(b)	84,882	2,607,575
NCR Corp.(a)	161,114	3,678,233
NetApp Inc.(a)	308,582	6,187,069
Riverbed Technology Inc.(a)	17,595	261,462
SanDisk Corp.(a)	204,019	4,604,709
Seagate Technology	487,139	10,200,691
Synopsys Inc.(a)	129,820	2,948,212
Teradata Corp.(a)	160,943	3,550,403
Unisys Corp.(a)	310,335	1,374,784
Western Digital Corp.(a)	199,037	5,381,960

		78,176,589
COSMETICS & PERSONAL CARE – 0.68%
Alberto-Culver Co.	75,398	2,066,659
Avon Products Inc.	393,099	15,543,134
Bare Escentuals Inc.(a)(b)	34,486	807,662
Estee Lauder Companies Inc. (The) Class A	97,746	4,481,654

		22,899,109
DISTRIBUTION & WHOLESALE – 0.65%
Fastenal Co.(b)	113,080	5,193,764
Genuine Parts Co.	152,762	6,144,088
Ingram Micro Inc. Class A(a)	128,994	2,041,975
Pool Corp.(b)	43,725	825,965
Tech Data Corp.(a)	48,899	1,603,887
W.W. Grainger Inc.	60,172	4,596,539
WESCO International Inc.(a)	40,637	1,482,844

		21,889,062
DIVERSIFIED FINANCIAL SERVICES – 3.02%
Affiliated Managers Group Inc.(a)	32,618	2,959,757
AmeriCredit Corp.(a)(b)	105,151	1,058,871
Ameriprise Financial Inc.	210,719	10,925,780
BlackRock Inc.(b)	57,188	11,676,646
CIT Group Inc.	170,577	2,021,337
E*TRADE Financial Corp.(a)(b)	410,646	1,585,094
Eaton Vance Corp.	92,260	2,814,853
Federated Investors Inc. Class B	78,126	3,059,414
First Marblehead Corp. (The)(b)	57,357	427,883
GLG Partners Inc.(a)(b)	46,933	557,095
IndyMac Bancorp Inc.(b)	72,132	357,775
IntercontinentalExchange Inc.(a)	63,007	8,222,413
Invesco Ltd.	376,392	9,168,909
Investment Technology Group Inc.(a)	39,441	1,821,385
Janus Capital Group Inc.	148,645	3,458,969
Jefferies Group Inc.	111,524	1,798,882
Lazard Ltd. Class A	45,920	1,754,144
Legg Mason Inc.	118,040	6,607,879
MF Global Ltd.(a)	86,595	858,156
NASDAQ OMX Group Inc. (The)(a)	124,615	4,817,616
NYMEX Holdings Inc.	82,465	7,473,803

Raymond James Financial Inc.	83,642	1,922,093
Student Loan Corp. (The)	3,565	352,578
T. Rowe Price Group Inc.	237,912	11,895,600
TD Ameritrade Holding Corp.(a)	222,178	3,668,159

		101,265,091
ELECTRIC – 6.40%
AES Corp. (The)(a)	598,245	9,972,744
Allegheny Energy Inc.	148,404	7,494,402
Alliant Energy Corp.	101,868	3,566,399
Ameren Corp.	185,406	8,165,280
American Electric Power Co. Inc.	357,185	14,869,612
CenterPoint Energy Inc.	286,935	4,094,562
CMS Energy Corp.	201,468	2,727,877
Consolidated Edison Inc.	242,496	9,627,091
Constellation Energy Group Inc.	161,503	14,255,870
DPL Inc.	101,841	2,611,203
DTE Energy Co.	146,851	5,711,035
Dynegy Inc. Class A(a)	303,487	2,394,512
Edison International	291,835	14,305,752
Energy East Corp.	141,597	3,415,320
Great Plains Energy Inc.	76,472	1,885,035
Hawaiian Electric Industries Inc.	72,993	1,742,343
Integrys Energy Group Inc.	67,841	3,164,104
MDU Resources Group Inc.	162,645	3,992,935
Mirant Corp.(a)(b)	196,372	7,145,977
Northeast Utilities	138,502	3,398,839
NRG Energy Inc.(a)	217,017	8,461,493
NSTAR	95,823	2,915,894
OGE Energy Corp.	82,405	2,568,564
Pepco Holdings Inc.	172,675	4,268,526
PG&E Corp.	314,830	11,592,041
Pinnacle West Capital Corp.	89,857	3,152,184
PPL Corp.	345,709	15,874,957
Progress Energy Inc.	231,166	9,639,622
Puget Energy Inc.	116,300	3,008,681
Reliant Energy Inc.(a)	306,041	7,237,870
SCANA Corp.	104,443	3,820,525
Sierra Pacific Resources Corp.	208,347	2,631,423
TECO Energy Inc.	188,004	2,998,664
Wisconsin Energy Corp.	104,574	4,600,210
Xcel Energy Inc.	366,212	7,305,929

		214,617,475
ELECTRICAL COMPONENTS & EQUIPMENT – 0.50%
AMETEK Inc.	95,493	4,193,098
Energizer Holdings Inc.(a)	50,469	4,566,435
General Cable Corp.(a)(b)	46,892	2,769,910
Hubbell Inc. Class B	53,609	2,342,177
Molex Inc.	123,466	2,859,473

		16,731,093
ELECTRONICS – 1.77%
Agilent Technologies Inc.(a)	332,701	9,924,471
Amphenol Corp. Class A	160,482	5,977,954
Applied Biosystems Group	150,324	4,939,647
Arrow Electronics Inc.(a)	111,176	3,741,072
Avnet Inc.(a)	133,654	4,374,495
AVX Corp.	44,736	573,068
Dolby Laboratories Inc. Class A(a)	35,118	1,273,379
Garmin Ltd.	103,571	5,593,870
Gentex Corp.	126,995	2,177,964
Jabil Circuit Inc.	163,195	1,543,825
Mettler-Toledo International Inc.(a)	31,548	3,063,942

National Instruments Corp.	51,184	1,337,950
PerkinElmer Inc.	107,546	2,607,990
Sanmina-SCI Corp.(a)	470,007	761,411
Thomas & Betts Corp.(a)	51,726	1,881,275
Trimble Navigation Ltd.(a)	107,104	3,062,103
Vishay Intertechnology Inc.(a)	164,629	1,491,539
Waters Corp.(a)	90,150	5,021,355

		59,347,310
ENERGY - ALTERNATE SOURCES – 0.36%
Covanta Holding Corp.(a)(b)	107,724	2,962,410
First Solar Inc.(a)(b)	31,986	7,393,244
SunPower Corp. Class A(a)(b)	22,062	1,643,840

		11,999,494
ENGINEERING & CONSTRUCTION – 1.41%
Fluor Corp.	78,985	11,149,523
Foster Wheeler Ltd.(a)	126,039	7,136,328
Jacobs Engineering Group Inc.(a)	106,701	7,852,127
KBR Inc.	150,826	4,182,405
McDermott International Inc.(a)	199,380	10,930,012
Shaw Group Inc. (The)(a)(b)	72,182	3,402,659
URS Corp.(a)	74,684	2,441,420

		47,094,474
ENTERTAINMENT – 0.59%
DreamWorks Animation SKG Inc. Class A(a)	58,707	1,513,466
International Game Technology Inc.	282,622	11,364,231
International Speedway Corp. Class A	30,905	1,273,286
Penn National Gaming Inc.(a)	65,870	2,880,495
Regal Entertainment Group Class A	69,482	1,340,308
Scientific Games Corp. Class A(a)(b)	57,771	1,219,546
Warner Music Group Corp.	32,297	160,839

		19,752,171
ENVIRONMENTAL CONTROL – 0.41%
Allied Waste Industries Inc.(a)	256,683	2,774,743
Nalco Holding Co.	129,509	2,739,115
Republic Services Inc.	140,862	4,118,805
Stericycle Inc.(a)	78,471	4,041,256

		13,673,919
FOOD – 3.09%
Campbell Soup Co.	207,218	7,035,051
ConAgra Foods Inc.	446,337	10,689,771
Corn Products International Inc.	66,863	2,483,292
Dean Foods Co.	116,869	2,347,898
Del Monte Foods Co.	179,853	1,713,999
H.J. Heinz Co.	290,982	13,667,425
Hershey Co. (The)	151,167	5,694,461
Hormel Foods Corp.	66,341	2,763,766
J.M. Smucker Co. (The)	50,436	2,552,566
McCormick & Co. Inc. NVS	116,906	4,322,015
Safeway Inc.	395,529	11,608,776
Sara Lee Corp.	657,900	9,197,442
Smithfield Foods Inc.(a)	98,033	2,525,330
SUPERVALU Inc.	187,785	5,629,794
Tyson Foods Inc. Class A	236,503	3,772,223
Whole Foods Market Inc.	126,416	4,167,936
Wm. Wrigley Jr. Co.	214,648	13,488,480

		103,660,225
FOREST PRODUCTS & PAPER – 0.60%
Domtar Corp.(a)	380,503	2,598,835

Louisiana-Pacific Corp.	93,014	853,869
MeadWestvaco Corp.	161,871	4,406,129
Plum Creek Timber Co. Inc.	158,436	6,448,345
Rayonier Inc.	69,428	3,015,952
Smurfit-Stone Container Corp.(a)	226,738	1,745,883
Temple-Inland Inc.	94,155	1,197,652

		20,266,665
GAS – 0.95%
AGL Resources Inc.	69,242	2,376,385
Atmos Energy Corp.	79,946	2,038,623
Energen Corp.	64,190	3,999,037
NiSource Inc.	245,160	4,226,558
Sempra Energy	236,293	12,589,691
Southern Union Co.	96,682	2,249,790
UGI Corp.	95,472	2,379,162
Vectren Corp.	68,056	1,825,942

		31,685,188
HAND & MACHINE TOOLS – 0.42%
Black & Decker Corp. (The)	56,011	3,702,327
Kennametal Inc.	69,958	2,058,864
Lincoln Electric Holdings Inc.	38,508	2,483,381
Snap-On Inc.	52,127	2,650,658
Stanley Works (The)	69,967	3,331,829

		14,227,059
HEALTH CARE - PRODUCTS – 2.27%
Advanced Medical Optics Inc.(a)(b)	53,088	1,077,686
Beckman Coulter Inc.	55,459	3,579,878
C.R. Bard Inc.	92,570	8,923,748
Cooper Companies Inc. (The)	39,755	1,368,765
DENTSPLY International Inc.	135,738	5,239,487
Edwards Lifesciences Corp.(a)	51,325	2,286,529
Gen-Probe Inc.(a)	47,137	2,272,003
Henry Schein Inc.(a)(b)	79,413	4,558,306
Hillenbrand Industries Inc.	55,387	2,647,499
IDEXX Laboratories Inc.(a)	55,578	2,737,772
Intuitive Surgical Inc.(a)	33,576	10,890,376
Kinetic Concepts Inc.(a)	47,927	2,215,665
Patterson Companies Inc.(a)	120,507	4,374,404
ResMed Inc.(a)	69,839	2,945,809
St. Jude Medical Inc.(a)	303,063	13,089,291
TECHNE Corp.(a)	35,444	2,387,508
Varian Medical Systems Inc.(a)	114,377	5,357,419

		75,952,145
HEALTH CARE - SERVICES – 1.66%
Brookdale Senior Living Inc.	33,397	798,188
Community Health Systems Inc.(a)(b)	85,884	2,883,126
Covance Inc.(a)	56,810	4,713,526
Coventry Health Care Inc.(a)	140,145	5,654,851
DaVita Inc.(a)	94,161	4,497,129
Health Management Associates Inc. Class A(a)	214,628	1,135,382
Health Net Inc.(a)	100,381	3,091,735
Humana Inc.(a)	150,497	6,751,295
Laboratory Corp. of America Holdings(a)	101,590	7,485,151
LifePoint Hospitals Inc.(a)(b)	51,470	1,413,881
Lincare Holdings Inc.(a)	66,441	1,867,657
Pediatrix Medical Group Inc.(a)	43,502	2,932,035
Quest Diagnostics Inc.	140,089	6,341,829
Tenet Healthcare Corp.(a)	425,313	2,407,272
Universal Health Services Inc. Class B	40,898	2,195,814
WellCare Health Plans Inc.(a)	36,851	1,435,346

		55,604,217

HOLDING COMPANIES - DIVERSIFIED – 0.20%
Leucadia National Corp.	146,919	6,643,677

		6,643,677
HOME BUILDERS – 0.66%
Centex Corp.	107,875	2,611,654
D.R. Horton Inc.	280,967	4,425,230
KB Home	68,578	1,695,934
Lennar Corp. Class A	122,057	2,295,892
M.D.C. Holdings Inc.	31,177	1,365,241
NVR Inc.(a)(b)	3,704	2,213,140
Pulte Homes Inc.	189,963	2,763,962
Ryland Group Inc.	37,268	1,225,745
Thor Industries Inc.	30,589	910,635
Toll Brothers Inc.(a)(b)	113,171	2,657,255

		22,164,688
HOME FURNISHINGS – 0.25%
Harman International Industries Inc.	54,330	2,365,528
Whirlpool Corp.	70,760	6,140,553

		8,506,081
HOUSEHOLD PRODUCTS & WARES – 0.79%
Avery Dennison Corp.	87,915	4,329,814
Church & Dwight Co. Inc.	58,980	3,199,075
Clorox Co. (The)	123,965	7,021,378
Fortune Brands Inc.	136,651	9,497,244
Jarden Corp.(a)(b)	61,123	1,328,814
Scotts Miracle-Gro Co. (The) Class A	38,857	1,259,744

		26,636,069
HOUSEWARES – 0.21%
Newell Rubbermaid Inc.	250,212	5,722,348
Toro Co. (The)	34,303	1,419,801

		7,142,149
INSURANCE – 4.69%
Alleghany Corp.(a)	4,476	1,528,554
Allied World Assurance Holdings Ltd.	43,668	1,733,620
Ambac Financial Group Inc.	90,927	522,830
American Financial Group Inc.	73,135	1,869,331
American National Insurance Co.	13,975	1,491,132
Aon Corp.	263,038	10,574,128
Arch Capital Group Ltd.(a)	42,752	2,935,780
Arthur J. Gallagher & Co.	83,683	1,976,592
Assurant Inc.	108,443	6,599,841
Axis Capital Holdings Ltd.	137,018	4,655,872
Brown & Brown Inc.	99,495	1,729,223
CIGNA Corp.	257,767	10,457,607
Cincinnati Financial Corp.	154,025	5,859,111
CNA Financial Corp.	26,484	683,022
Conseco Inc.(a)	167,820	1,711,764
Endurance Specialty Holdings Ltd.	48,126	1,761,412
Erie Indemnity Co. Class A	40,325	2,064,237
Everest Re Group Ltd.	56,452	5,054,148
Fidelity National Financial Inc.	198,490	3,638,322
First American Corp.	82,239	2,791,192
Genworth Financial Inc. Class A	389,020	8,807,413
Hanover Insurance Group Inc. (The)	45,785	1,883,595
HCC Insurance Holdings Inc.	100,765	2,286,358
Markel Corp.(a)	8,922	3,925,412
MBIA Inc.(b)	211,103	2,579,679

Mercury General Corp.	23,539	1,043,013
MGIC Investment Corp.(b)	74,035	779,589
Nationwide Financial Services Inc. Class A	47,604	2,250,717
Old Republic International Corp.	207,723	2,681,704
OneBeacon Insurance Group Ltd.	25,169	478,714
PartnerRe Ltd.	50,867	3,881,152
Philadelphia Consolidated Holding Corp.(a)	50,680	1,631,896
PMI Group Inc. (The)	71,930	418,633
Principal Financial Group Inc.	239,861	13,365,055
Protective Life Corp.	62,933	2,552,562
Radian Group Inc.(b)	71,708	471,122
Reinsurance Group of America Inc.	26,171	1,424,749
RenaissanceRe Holdings Ltd.	58,735	3,048,934
Safeco Corp.	80,178	3,518,211
StanCorp Financial Group Inc.	44,042	2,101,244
Torchmark Corp.	84,071	5,053,508
Transatlantic Holdings Inc.	23,897	1,585,566
Unitrin Inc.	40,614	1,435,299
Unum Group	323,135	7,112,201
W.R. Berkley Corp.	144,037	3,988,385
Wesco Financial Corp.	1,242	501,768
White Mountains Insurance Group Ltd.	8,164	3,918,720
XL Capital Ltd. Class A	166,895	4,931,747

		157,294,664
INTERNET – 1.04%
Akamai Technologies Inc.(a)	147,431	4,151,657
Expedia Inc.(a)	169,885	3,718,783
F5 Networks Inc.(a)	74,297	1,349,976
HLTH Corp.(a)	161,277	1,538,583
IAC/InterActiveCorp(a)	156,552	3,250,020
Liberty Media Corp. - Liberty Interactive Group Series A(a)	544,810	8,793,233
McAfee Inc.(a)	142,613	4,719,064
NutriSystem Inc.(a)(b)	30,491	459,499
VeriSign Inc.(a)(b)	197,967	6,580,423
WebMD Health Corp. Class A(a)(b)	6,819	160,724

		34,721,962
INVESTMENT COMPANIES – 0.25%
Allied Capital Corp.(b)	145,233	2,676,644
American Capital Strategies Ltd.(b)	168,533	5,757,087

		8,433,731
IRON & STEEL – 1.25%
AK Steel Holding Corp.	99,453	5,412,232
Allegheny Technologies Inc.	91,508	6,530,011
Carpenter Technology Corp.	44,134	2,470,180
Cleveland-Cliffs Inc.	40,443	4,845,880
Reliance Steel & Aluminum Co.	58,998	3,531,620
Steel Dynamics Inc.	169,820	5,610,853
United States Steel Corp.	105,974	13,444,921

		41,845,697
LEISURE TIME – 0.40%
Brunswick Corp.	80,594	1,287,086
Harley-Davidson Inc.	216,286	8,110,725
Royal Caribbean Cruises Ltd.(b)	119,158	3,920,298

		13,318,109
LODGING – 0.62%
Boyd Gaming Corp.	50,176	1,003,520
Choice Hotels International Inc.	31,677	1,080,502
Orient-Express Hotels Ltd.	37,677	1,626,139
Starwood Hotels & Resorts Worldwide Inc.	168,628	8,726,499

Wyndham Worldwide Corp.	163,343	3,377,933
Wynn Resorts Ltd.	49,025	4,933,876

		20,748,469
MACHINERY – 1.53%
AGCO Corp.(a)(b)	81,753	4,895,370
Cummins Inc.	187,036	8,757,026
Flowserve Corp.	51,196	5,343,838
Gardner Denver Inc.(a)	47,115	1,747,966
Graco Inc.	56,020	2,031,285
IDEX Corp.	72,981	2,239,787
Joy Global Inc.	97,362	6,344,108
Manitowoc Co. Inc. (The)	111,523	4,550,138
Rockwell Automation Inc.	133,641	7,673,666
Terex Corp.(a)	92,462	5,778,875
Zebra Technologies Corp. Class A(a)	62,171	2,071,538

		51,433,597
MANUFACTURING – 3.19%
Brink’s Co. (The)	39,139	2,629,358
Carlisle Companies Inc.	55,245	1,847,393
Cooper Industries Ltd.	164,019	6,585,363
Crane Co.	45,347	1,829,751
Donaldson Co. Inc.	71,170	2,866,728
Dover Corp.	175,820	7,345,760
Eastman Kodak Co.	257,284	4,546,208
Eaton Corp.	131,255	10,457,086
Harsco Corp.	75,273	4,168,619
Ingersoll-Rand Co. Ltd. Class A	244,121	10,882,914
ITT Industries Inc.	162,562	8,422,337
Leggett & Platt Inc.	159,189	2,427,632
Pall Corp.	110,011	3,858,086
Parker Hannifin Corp.	155,685	10,784,300
Pentair Inc.	89,521	2,855,720
Roper Industries Inc.	78,946	4,692,550
SPX Corp.	46,830	4,912,467
Teleflex Inc.	34,902	1,665,174
Textron Inc.	223,198	12,369,633
Trinity Industries Inc.	71,438	1,903,823

		107,050,902
MEDIA – 2.03%
Cablevision Systems Corp.(a)	197,017	4,222,074
Central European Media Enterprises Ltd.(a)(b)	30,697	2,616,305
CTC Media Inc.(a)	46,196	1,281,939
Discovery Holding Co. Class A(a)	251,555	5,337,997
Dish Network Corp. Class A(a)	186,853	5,368,287
E.W. Scripps Co. Class A	80,689	3,389,745
Gannett Co. Inc.	210,441	6,113,311
Hearst-Argyle Television Inc.	21,985	453,551
John Wiley & Sons Inc. Class A	45,122	1,791,343
Liberty Global Inc. Class A(a)(b)	312,549	10,651,670
Liberty Media Corp. - Liberty Entertainment Series A(a)	462,232	10,464,932
Liberty Media Corp. - Liberty Capital Group Series A(a)	114,737	1,805,960
McClatchy Co. (The) Class A(b)	40,204	430,183
Meredith Corp.	42,762	1,635,646
New York Times Co. (The) Class A(b)	128,542	2,426,873
Sirius Satellite Radio Inc.(a)(b)	1,309,278	3,744,535
Washington Post Co. (The) Class B	5,259	3,478,828

XM Satellite Radio Holdings Inc. Class A(a)	256,062	2,975,440

68,188,619

METAL FABRICATE & HARDWARE – 0.55%
Commercial Metals Co.	106,843	3,202,085
Precision Castparts Corp.	123,239	12,580,237
Timken Co. (The)	85,220	2,532,738

		18,315,060
MINING – 0.22%
Titanium Metals Corp.	68,862	1,036,373
Vulcan Materials Co.	93,523	6,209,927

		7,246,300
OFFICE & BUSINESS EQUIPMENT – 0.58%
Pitney Bowes Inc.	196,751	6,890,220
Xerox Corp.	839,575	12,568,438

		19,458,658
OFFICE FURNISHINGS – 0.06%
HNI Corp.(b)	39,938	1,073,933
Steelcase Inc. Class A	73,024	807,645

		1,881,578
OIL & GAS – 5.96%
Cabot Oil & Gas Corp.	86,656	4,405,591
Cheniere Energy Inc.(a)	37,863	749,687
Chesapeake Energy Corp.	439,824	20,297,878
Cimarex Energy Co.	74,524	4,079,444
CNX Gas Corp.(a)	24,922	804,482
Continental Resources Inc.(a)	26,116	832,839
Denbury Resources Inc.(a)	217,043	6,196,578
Diamond Offshore Drilling Inc.	61,099	7,111,924
ENSCO International Inc.	133,521	8,361,085
Forest Oil Corp.(a)	70,652	3,459,122
Frontier Oil Corp.	86,163	2,348,803
Helmerich & Payne Inc.	92,402	4,330,882
Hess Corp.	248,685	21,929,043
Holly Corp.	40,294	1,749,163
Murphy Oil Corp.	168,521	13,842,315
Nabors Industries Ltd.(a)	252,004	8,510,175
Newfield Exploration Co.(a)	116,526	6,158,399
Noble Corp.	240,083	11,924,923
Noble Energy Inc.	153,036	11,141,021
Patterson-UTI Energy Inc.	140,343	3,674,180
Pioneer Natural Resources Co.	110,318	5,418,820
Plains Exploration & Production Co.(a)(b)	99,697	5,297,899
Pride International Inc.(a)	148,216	5,180,149
Quicksilver Resources Inc.(a)	89,941	3,285,545
Range Resources Corp.	132,562	8,411,059
Rowan Companies Inc.	98,988	4,076,326
SandRidge Energy Inc.(a)	25,183	985,914
Southwestern Energy Co.(a)	304,456	10,257,123
St. Mary Land & Exploration Co.	55,867	2,150,879
Sunoco Inc.	108,912	5,714,613
Tesoro Corp.	122,183	3,665,490
Unit Corp.(a)	41,718	2,363,325
W&T Offshore Inc.	24,766	844,768
Western Refining Inc.	24,100	324,627

		199,884,071
OIL & GAS SERVICES – 2.91%
BJ Services Co.	262,733	7,490,518
Cameron International Corp.(a)	197,280	8,214,739
Dresser-Rand Group Inc.(a)	77,162	2,372,731
FMC Technologies Inc.(a)	116,377	6,620,688
Global Industries Ltd.(a)	81,969	1,318,881
Grant Prideco Inc.(a)	114,345	5,628,061

Helix Energy Solutions Group Inc.(a)	82,055	2,584,732
National Oilwell Varco Inc.(a)	318,197	18,576,341
Oceaneering International Inc.(a)	48,887	3,079,881
SEACOR Holdings Inc.(a)	20,226	1,726,491
Smith International Inc.	179,561	11,533,203
Superior Energy Services Inc.(a)	72,404	2,868,646
Tetra Technologies Inc.(a)	64,348	1,019,272
Tidewater Inc.	47,057	2,593,311
Weatherford International Ltd.(a)	302,149	21,896,738

		97,524,233
PACKAGING & CONTAINERS – 0.87%
Ball Corp.	91,367	4,197,400
Bemis Co. Inc.	93,999	2,390,395
Crown Holdings Inc.(a)	146,425	3,684,053
Owens-Illinois Inc.(a)	138,608	7,821,649
Packaging Corp. of America	82,254	1,836,732
Pactiv Corp.(a)	116,909	3,064,185
Sealed Air Corp.	144,668	3,652,867
Sonoco Products Co.	89,807	2,571,174

		29,218,455
PHARMACEUTICALS – 2.62%
Allergan Inc.	273,267	15,409,526
AmerisourceBergen Corp.	149,739	6,136,304
Amylin Pharmaceuticals Inc.(a)(b)	117,870	3,442,983
APP Pharmaceuticals Inc.(a)	23,326	281,778
Barr Pharmaceuticals Inc.(a)	98,123	4,740,322
Cephalon Inc.(a)	59,265	3,816,666
Endo Pharmaceuticals Holdings Inc.(a)	120,025	2,873,398
Express Scripts Inc.(a)	197,004	12,671,297
Forest Laboratories Inc.(a)	286,637	11,468,346
Herbalife Ltd.	42,682	2,027,395
Hospira Inc.(a)	140,478	6,008,244
ImClone Systems Inc.(a)	53,815	2,282,832
King Pharmaceuticals Inc.(a)	216,650	1,884,855
Mylan Inc.(b)	271,109	3,144,864
NBTY Inc.(a)	49,088	1,470,186
Omnicare Inc.	109,402	1,986,740
Sepracor Inc.(a)	94,635	1,847,275
VCA Antech Inc.(a)	75,626	2,068,371
Warner Chilcott Ltd. Class A(a)	80,778	1,454,004
Watson Pharmaceuticals Inc.(a)	92,025	2,698,173

		87,713,559
PIPELINES – 1.90%
El Paso Corp.	627,493	10,441,484
Equitable Resources Inc.	108,997	6,419,923
National Fuel Gas Co.	74,779	3,530,317
ONEOK Inc.	92,905	4,146,350
Questar Corp.	154,415	8,733,712
Spectra Energy Corp.	565,929	12,874,885
Williams Companies Inc. (The)	536,429	17,691,428

		63,838,099
REAL ESTATE – 0.37%
CB Richard Ellis Group Inc. Class A(a)(b)	162,540	3,517,366
Forest City Enterprises Inc. Class A	64,203	2,362,670
Forestar Real Estate Group Inc.(a)	31,211	777,466
Jones Lang LaSalle Inc.	28,401	2,196,533
St. Joe Co. (The)(b)	82,125	3,525,626

		12,379,661

REAL ESTATE INVESTMENT TRUSTS – 5.06%
AMB Property Corp.	89,104	4,849,040
Annaly Capital Management Inc.	412,359	6,317,340
Apartment Investment and Management Co. Class A	77,646	2,780,503
AvalonBay Communities Inc.	71,344	6,886,123
Boston Properties Inc.	91,765	8,448,804
Brandywine Realty Trust	77,632	1,316,639
BRE Properties Inc. Class A	45,095	2,054,528
Camden Property Trust	47,141	2,366,478
CapitalSource Inc.	133,388	1,289,862
CBL & Associates Properties Inc.	58,482	1,376,081
Colonial Properties Trust	41,426	996,295
Developers Diversified Realty Corp.	111,751	4,680,132
Douglas Emmett Inc.	93,159	2,055,088
Duke Realty Corp.	130,562	2,978,119
Equity Residential	242,959	10,080,369
Essex Property Trust Inc.	21,937	2,500,379
Federal Realty Investment Trust	53,814	4,194,801
General Growth Properties Inc.	193,811	7,397,766
HCP Inc.	194,641	6,580,812
Health Care REIT Inc.	76,519	3,453,302
Hospitality Properties Trust	83,649	2,845,739
Host Hotels & Resorts Inc.	465,285	7,407,337
HRPT Properties Trust	199,583	1,343,194
iStar Financial Inc.	122,149	1,713,750
Kilroy Realty Corp.	29,136	1,430,869
Kimco Realty Corp.	192,349	7,534,310
Liberty Property Trust	81,960	2,549,776
Macerich Co. (The)	64,127	4,506,204
Mack-Cali Realty Corp.	60,539	2,161,848
ProLogis	228,688	13,460,576
Public Storage	111,901	9,916,667
Regency Centers Corp.	62,179	4,026,712
SL Green Realty Corp.	52,948	4,313,674
Taubman Centers Inc.	47,752	2,487,879
Thornburg Mortgage Inc.(b)	147,685	156,546
UDR Inc.	121,847	2,987,688
Ventas Inc.	119,113	5,349,365
Vornado Realty Trust	119,607	10,311,319
Weingarten Realty Investors	69,130	2,380,837

		169,486,751
RETAIL – 4.86%
Abercrombie & Fitch Co. Class A	78,700	5,756,116
Advance Auto Parts Inc.	89,614	3,051,357
American Eagle Outfitters Inc.	166,568	2,916,606
AnnTaylor Stores Corp.(a)	55,072	1,331,641
AutoNation Inc.(a)	122,781	1,838,032
AutoZone Inc.(a)	38,439	4,375,511
Barnes & Noble Inc.	43,185	1,323,620
Bed Bath & Beyond Inc.(a)(b)	234,686	6,923,237
Big Lots Inc.(a)(b)	80,614	1,797,692
BJ’s Wholesale Club Inc.(a)	58,782	2,097,930
Brinker International Inc.	93,597	1,736,225
Burger King Holdings Inc.	56,497	1,562,707
CarMax Inc.(a)(b)	193,607	3,759,848
Cheesecake Factory Inc. (The)(a)(b)	64,196	1,398,831
Chico’s FAS Inc.(a)(b)	156,878	1,115,403
Circuit City Stores Inc.(b)	151,508	603,002
Coldwater Creek Inc.(a)(b)	55,049	277,997
Copart Inc.(a)	61,431	2,381,066
Darden Restaurants Inc.	126,513	4,117,998
Dick’s Sporting Goods Inc.(a)	71,998	1,928,106
Dillard’s Inc. Class A(b)	51,610	888,208
Dollar Tree Inc.(a)	82,293	2,270,464

Family Dollar Stores Inc.	126,163	2,460,179
Foot Locker Inc.	138,204	1,626,661
GameStop Corp. Class A(a)	141,035	7,292,920
Gap Inc. (The)	494,514	9,732,036
J.C. Penney Co. Inc.	201,995	7,617,231
Limited Brands Inc.	284,828	4,870,559
MSC Industrial Direct Co. Inc. Class A	40,936	1,729,546
Nordstrom Inc.	198,036	6,455,974
Office Depot Inc.(a)	246,555	2,724,433
OfficeMax Inc.	67,191	1,286,036
O’Reilly Automotive Inc.(a)	102,370	2,919,592
Panera Bread Co. Class A(a)(b)	24,092	1,009,214
Penske Automotive Group Inc.	49,962	972,261
PetSmart Inc.	115,129	2,353,237
RadioShack Corp.	121,992	1,982,370
Rite Aid Corp.(a)(b)	606,774	1,783,916
Ross Stores Inc.	124,395	3,726,874
Saks Inc.(a)	125,236	1,561,693
Tiffany & Co.	113,469	4,747,543
Tim Hortons Inc.	169,886	5,784,618
TJX Companies Inc. (The)	388,430	12,845,380
Tractor Supply Co.(a)	30,815	1,217,809
Urban Outfitters Inc.(a)(b)	101,554	3,183,718
Wendy’s International Inc.	77,692	1,791,578
Williams-Sonoma Inc.	81,080	1,965,379
Yum! Brands Inc.	425,918	15,848,409

		162,940,763
SAVINGS & LOANS – 0.82%
Astoria Financial Corp.	77,245	2,097,974
Capitol Federal Financial	19,666	737,082
Guaranty Financial Group Inc.(a)	31,211	331,461
Hudson City Bancorp Inc.	487,580	8,620,414
New York Community Bancorp Inc.	287,493	5,238,122
People’s United Financial Inc.	232,569	4,025,769
Sovereign Bancorp Inc.	383,532	3,574,518
TFS Financial Corp.	93,355	1,123,061
Washington Federal Inc.	77,742	1,775,627

		27,524,028
SEMICONDUCTORS – 3.52%
Advanced Micro Devices Inc.(a)(b)	540,931	3,186,084
Altera Corp.	274,484	5,058,740
Analog Devices Inc.	271,677	8,019,905
Atmel Corp.(a)	400,726	1,394,526
Broadcom Corp. Class A(a)	419,582	8,085,345
Cree Inc.(a)(b)	75,796	2,119,256
Cypress Semiconductor Corp.(a)	142,654	3,368,061
Fairchild Semiconductor International Inc. Class A(a)	110,346	1,315,324
Integrated Device Technology Inc.(a)	163,754	1,462,323
International Rectifier Corp.(a)	64,516	1,387,094
Intersil Corp. Class A	113,312	2,908,719
KLA-Tencor Corp.	161,457	5,990,055
Lam Research Corp.(a)	110,456	4,221,628
Linear Technology Corp.	199,154	6,112,036
LSI Corp.(a)	625,946	3,098,433
Marvell Technology Group Ltd.(a)	422,232	4,593,884
MEMC Electronic Materials Inc.(a)	200,990	14,250,191
Microchip Technology Inc.(b)	169,365	5,543,316
Micron Technology Inc.(a)	675,991	4,035,666
National Semiconductor Corp.	227,740	4,172,197
Novellus Systems Inc.(a)	99,219	2,088,560
NVIDIA Corp.(a)	487,552	9,648,654
QLogic Corp.(a)	121,862	1,870,582

Rambus Inc.(a)	91,567	2,134,427
Silicon Laboratories Inc.(a)	48,804	1,539,278
Teradyne Inc.(a)	154,656	1,920,828
Varian Semiconductor Equipment Associates Inc.(a)	69,910	1,967,967
Xilinx Inc.	267,116	6,344,005

		117,837,084
SOFTWARE – 4.36%
Activision Inc.(a)	253,836	6,932,261
Acxiom Corp.	56,326	668,590
Autodesk Inc.(a)	206,692	6,506,664
BEA Systems Inc.(a)	370,913	7,102,984
BMC Software Inc.(a)	179,936	5,851,519
Broadridge Financial Solutions Inc.	125,201	2,203,538
CA Inc.	368,780	8,297,550
Cerner Corp.(a)(b)	59,140	2,204,739
Citrix Systems Inc.(a)	169,470	4,970,555
Compuware Corp.(a)	245,593	1,802,653
Dun & Bradstreet Corp. (The)	52,487	4,271,392
Electronic Arts Inc.(a)	279,006	13,927,980
Fair Isaac Corp.	45,221	973,156
Fidelity National Information Services Inc.	172,527	6,580,180
Fiserv Inc.(a)	150,622	7,243,412
Global Payments Inc.	72,399	2,994,423
IMS Health Inc.	163,869	3,442,888
Intuit Inc.(a)	301,583	8,145,757
MasterCard Inc. Class A	71,391	15,919,479
Metavante Technologies Inc.(a)	76,896	1,537,151
MSCI Inc. Class A(a)	12,568	373,898
NAVTEQ Corp.(a)	87,339	5,939,052
Novell Inc.(a)	308,269	1,939,012
Paychex Inc.	303,957	10,413,567
Red Hat Inc.(a)	173,227	3,185,645
Salesforce.com Inc.(a)	84,860	4,910,848
SEI Investments Co.	116,131	2,867,274
Total System Services Inc.	176,607	4,178,522
VeriFone Holdings Inc.(a)	55,383	878,928

		146,263,617
TELECOMMUNICATIONS – 3.05%
ADC Telecommunications Inc.(a)	104,542	1,262,867
Amdocs Ltd.(a)	176,632	5,009,284
American Tower Corp. Class A(a)	358,684	14,064,000
CenturyTel Inc.	98,155	3,262,672
Ciena Corp.(a)(b)	75,984	2,342,587
Citizens Communications Co.	306,879	3,219,161
Clearwire Corp. Class A(a)(b)	20,723	306,908
CommScope Inc.(a)	58,886	2,050,999
Crown Castle International Corp.(a)	207,614	7,160,607
EchoStar Corp.(a)	37,095	1,095,786
Embarq Corp.	135,581	5,436,798
Harris Corp.	120,423	5,844,128
JDS Uniphase Corp.(a)	196,114	2,625,967
Juniper Networks Inc.(a)	460,466	11,511,650
Leap Wireless International Inc.(a)(b)	45,887	2,138,334
Level 3 Communications Inc.(a)(b)	1,372,737	2,910,202
MetroPCS Communications Inc.(a)	50,885	865,045
NeuStar Inc. Class A(a)(b)	67,594	1,789,889
NII Holdings Inc. Class B(a)	155,195	4,932,097
Qwest Communications International Inc.	1,440,860	6,527,096
SBA Communications Corp.(a)	97,091	2,896,225
TeleCorp PCS Inc. Escrow(c)	404	0
Telephone and Data Systems Inc.	91,763	3,603,533
Tellabs Inc.(a)	328,789	1,791,900

United States Cellular Corp.(a)	15,066	828,630
Virgin Media Inc.	262,433	3,692,432
Windstream Corp.	426,520	5,096,914

		102,265,711
TEXTILES – 0.21%
Cintas Corp.	121,526	3,468,352
Mohawk Industries Inc.(a)(b)	49,318	3,531,662

		7,000,014
TOYS, GAMES & HOBBIES – 0.31%
Hasbro Inc.	131,681	3,673,900
Mattel Inc.	328,719	6,541,508

		10,215,408
TRANSPORTATION – 1.86%
Alexander & Baldwin Inc.	38,182	1,644,881
C.H. Robinson Worldwide Inc.(b)	151,566	8,245,190
Con-way Inc.	40,615	2,009,630
CSX Corp.	361,320	20,259,212
Expeditors International Washington Inc.	190,888	8,624,320
Frontline Ltd.(b)	43,641	2,008,359
J.B. Hunt Transport Services Inc.	78,650	2,471,970
Kansas City Southern Industries Inc.(a)(b)	69,025	2,768,593
Kirby Corp.(a)	47,841	2,726,937
Landstar System Inc.	49,486	2,581,190
Overseas Shipholding Group Inc.	27,771	1,945,081
Ryder System Inc.	51,997	3,167,137
Teekay Corp.	35,863	1,523,102
UTi Worldwide Inc.	88,227	1,771,598
YRC Worldwide Inc.(a)(b)	51,001	669,133

		62,416,333
TRUCKING & LEASING – 0.06%
Aircastle Ltd.	25,751	289,699
GATX Corp.	42,707	1,668,562

		1,958,261
WATER – 0.07%
Aqua America Inc.	119,227	2,239,083

		2,239,083

TOTAL COMMON STOCKS
(Cost: $3,510,202,664)		3,346,692,549

Security	Shares	Value
SHORT-TERM INVESTMENTS – 5.68%

MONEY MARKET FUNDS – 5.68%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.18%(d)(e)	5,121,827	5,121,827
BGI Cash Premier Fund LLC
3.22%(d)(e)(f)	185,241,345	185,241,345

		190,363,172

TOTAL SHORT-TERM INVESTMENTS
(Cost: $190,363,172)		190,363,172

TOTAL INVESTMENTS IN SECURITIES – 105.53%
(Cost: $3,700,565,836)	3,537,055,721
Other Assets, Less Liabilities – (5.53)%	(185,422,596)

NET ASSETS – 100.00%	$3,351,633,125

NVS - Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.

(d)	Affiliated issuer. See Note 2.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

(f)	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments

iSHARES® RUSSELL MIDCAP GROWTH INDEX FUND

March 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.91%

ADVERTISING – 0.35%
Clear Channel Outdoor Holdings Inc. Class A(a)	50,086	$952,135
Getty Images Inc.(a)	30,687	981,984
Harte-Hanks Inc.	43,754	598,117
Interpublic Group of Companies Inc. (The)(a)(b)	366,513	3,082,374
Lamar Advertising Co.(a)(b)	104,582	3,757,631

		9,372,241
AEROSPACE & DEFENSE – 1.35%
Alliant Techsystems Inc.(a)(b)	36,058	3,733,085
BE Aerospace Inc.(a)	116,568	4,074,052
DRS Technologies Inc.	2,873	167,438
Goodrich Corp.	158,265	9,101,820
L-3 Communications Holdings Inc.	53,130	5,809,234
Rockwell Collins Inc.	211,834	12,106,313
Spirit AeroSystems Holdings Inc. Class A(a)	72,636	1,611,066

		36,603,008
AGRICULTURE – 0.43%
Carolina Group	81,284	5,897,154
UST Inc.	104,406	5,692,215

		11,589,369
AIRLINES – 0.57%
AMR Corp.(a)(b)	304,284	2,744,642
Continental Airlines Inc. Class B(a)	123,067	2,366,578
Copa Holdings SA Class A	21,937	836,019
Delta Air Lines Inc.(a)(b)	369,272	3,175,739
Northwest Airlines Corp.(a)	221,085	1,987,554
Southwest Airlines Co.	193,810	2,403,244
UAL Corp.	86,890	1,870,742

		15,384,518
APPAREL – 1.07%
Coach Inc.(a)	445,498	13,431,765
Crocs Inc.(a)(b)	100,527	1,756,207
Guess? Inc.	68,870	2,787,169
Hanesbrands Inc.(a)	122,014	3,562,809
Liz Claiborne Inc.	8,805	159,811
Phillips-Van Heusen Corp.	70,980	2,691,562
Polo Ralph Lauren Corp.	77,375	4,510,189

		28,899,512
AUTO MANUFACTURERS – 0.13%
Oshkosh Corp.	93,703	3,399,545

		3,399,545
AUTO PARTS & EQUIPMENT – 0.57%
Autoliv Inc.	54,842	2,753,068

BorgWarner Inc.	30,494	1,312,157
Goodyear Tire & Rubber Co. (The)(a)	303,162	7,821,580
WABCO Holdings Inc.	76,164	3,474,602

		15,361,407
BANKS – 0.67%
Bank of Hawaii Corp.	21,094	1,045,419
Northern Trust Corp.	235,549	15,656,942
Synovus Financial Corp.	131,632	1,455,850

		18,158,211
BEVERAGES – 0.34%
Brown-Forman Corp. Class B	69,232	4,584,543
Hansen Natural Corp.(a)(b)	86,246	3,044,484
Pepsi Bottling Group Inc.	44,453	1,507,401

		9,136,428
BIOTECHNOLOGY – 0.66%
Abraxis BioScience Inc.(a)	8,100	478,548
Charles River Laboratories International Inc.(a)	28,855	1,700,714
Invitrogen Corp.(a)(b)	22,118	1,890,425
Millennium Pharmaceuticals Inc.(a)	224,476	3,470,399
Millipore Corp.(a)	68,199	4,597,295
PDL BioPharma Inc.(a)(b)	146,601	1,552,505
Vertex Pharmaceuticals Inc.(a)(b)	176,557	4,217,947

		17,907,833
BUILDING MATERIALS – 0.71%
Eagle Materials Inc.	55,776	1,982,837
Lennox International Inc.	9,313	334,989
Martin Marietta Materials Inc.(b)	53,862	5,718,529
Masco Corp.	27,523	545,781
Trane Inc.	228,749	10,499,579

		19,081,715
CHEMICALS – 2.45%
Air Products and Chemicals Inc.	129,147	11,881,524
Airgas Inc.	93,065	4,231,666
Albemarle Corp.	100,944	3,686,475
Cabot Corp.	61,280	1,715,840
Celanese Corp. Class A	103,626	4,046,595
Chemtura Corp.	19,247	141,273
Ecolab Inc.	220,935	9,595,207
International Flavors & Fragrances Inc.	76,374	3,364,275
Lubrizol Corp.	22,878	1,269,958
Mosaic Co. (The)(a)	83,888	8,606,909
Rohm and Haas Co.	94,122	5,090,118
RPM International Inc.	131,762	2,759,096
Sherwin-Williams Co. (The)	130,802	6,676,134
Sigma-Aldrich Corp.	50,265	2,998,307
Valspar Corp. (The)	15,312	303,790

		66,367,167
COAL – 1.82%
Arch Coal Inc.	180,773	7,863,625
CONSOL Energy Inc.	230,531	15,950,440
Foundation Coal Holdings Inc.	57,242	2,880,990
Massey Energy Co.	102,542	3,742,783
Patriot Coal Corp.(a)	33,415	1,569,503
Peabody Energy Corp.	335,461	17,108,511

		49,115,852

COMMERCIAL SERVICES – 2.98%
Alliance Data Systems Corp.(a)	99,470	4,725,820
Apollo Group Inc. Class A(a)(b)	183,264	7,917,005
Avis Budget Group Inc.(a)	45,883	487,277
Career Education Corp.(a)(b)	119,447	1,519,366
ChoicePoint Inc.(a)	86,020	4,094,552
Corporate Executive Board Co. (The)	44,586	1,804,841
Corrections Corp. of America(a)	155,287	4,273,498
Equifax Inc.	166,714	5,748,299
Genpact Ltd.(a)	37,847	463,626
H&R Block Inc.	408,703	8,484,674
Hertz Global Holdings Inc.(a)	264,632	3,191,462
Hewitt Associates Inc. Class A(a)(b)	69,877	2,779,008
Iron Mountain Inc.(a)(b)	224,039	5,923,591
ITT Educational Services Inc.(a)	51,588	2,369,437
Manpower Inc.	100,827	5,672,527
Monster Worldwide Inc.(a)(b)	158,964	3,848,518
Pharmaceutical Product Development Inc.	130,820	5,481,358
Quanta Services Inc.(a)	207,893	4,816,881
Robert Half International Inc.	185,716	4,780,330
Weight Watchers International Inc.	44,540	2,063,538

		80,445,608
COMPUTERS – 2.29%
Affiliated Computer Services Inc. Class A(a)	49,044	2,457,595
Brocade Communications Systems Inc.(a)	477,487	3,485,655
Cadence Design Systems Inc.(a)	96,549	1,031,143
Cognizant Technology Solutions Corp.(a)	364,264	10,501,731
Diebold Inc.	83,457	3,133,810
DST Systems Inc.(a)(b)	60,368	3,968,592
Electronic Data Systems Corp.	373,617	6,220,723
FactSet Research Systems Inc.	54,411	2,931,121
Lexmark International Inc. Class A(a)(b)	64,759	1,989,396
NCR Corp.(a)	28,441	649,308
NetApp Inc.(a)	436,094	8,743,685
Riverbed Technology Inc.(a)	24,543	364,709
SanDisk Corp.(a)	171,422	3,868,995
Seagate Technology	260,114	5,446,787
Synopsys Inc.(a)	182,968	4,155,203
Teradata Corp.(a)	28,374	625,930
Western Digital Corp.(a)	83,944	2,269,846

		61,844,229
COSMETICS & PERSONAL CARE – 1.04%
Alberto-Culver Co.	17,780	487,350
Avon Products Inc.	512,299	20,256,302
Bare Escentuals Inc.(a)(b)	48,782	1,142,474
Estee Lauder Companies Inc. (The) Class A	138,094	6,331,610

		28,217,736
DISTRIBUTION & WHOLESALE – 0.59%
Fastenal Co.(b)	160,145	7,355,460
Pool Corp.(b)	61,963	1,170,481
W.W. Grainger Inc.	71,181	5,437,517
WESCO International Inc.(a)	57,406	2,094,745

		16,058,203
DIVERSIFIED FINANCIAL SERVICES – 3.60%
Affiliated Managers Group Inc.(a)	46,090	4,182,207
AmeriCredit Corp.(a)(b)	10,140	102,110
BlackRock Inc.	46,008	9,393,913
E*TRADE Financial Corp.(a)(b)	218,427	843,128
Eaton Vance Corp.	130,724	3,988,389
Federated Investors Inc. Class B	110,132	4,312,769

First Marblehead Corp. (The)(b)	81,381	607,102
GLG Partners Inc.(a)(b)	52,428	622,320
IntercontinentalExchange Inc.(a)	89,055	11,621,677
Invesco Ltd.	421,716	10,273,002
Investment Technology Group Inc.(a)	56,208	2,595,685
Janus Capital Group Inc.	163,431	3,803,039
Lazard Ltd. Class A	64,835	2,476,697
Legg Mason Inc.	68,620	3,841,348
MF Global Ltd.(a)	66,362	657,647
NASDAQ OMX Group Inc. (The)(a)	140,615	5,436,176
NYMEX Holdings Inc.	116,556	10,563,470
T. Rowe Price Group Inc.	336,283	16,814,150
TD Ameritrade Holding Corp.(a)	313,828	5,181,300

		97,316,129
ELECTRIC – 3.05%
AES Corp. (The)(a)	845,115	14,088,067
Allegheny Energy Inc.	209,972	10,603,586
CenterPoint Energy Inc.	406,722	5,803,923
Constellation Energy Group Inc.	177,136	15,635,795
DPL Inc.	76,539	1,962,460
Dynegy Inc. Class A(a)	68,861	543,313
Mirant Corp.(a)(b)	191,289	6,961,007
NRG Energy Inc.(a)	246,586	9,614,388
PPL Corp.	364,513	16,738,437
Sierra Pacific Resources Corp.	42,912	541,979

		82,492,955
ELECTRICAL COMPONENTS & EQUIPMENT – 0.66%
AMETEK Inc.	134,875	5,922,361
Energizer Holdings Inc.(a)	51,212	4,633,662
General Cable Corp.(a)(b)	66,088	3,903,818
Hubbell Inc. Class B	25,075	1,095,527
Molex Inc.	98,604	2,283,669

		17,839,037
ELECTRONICS – 2.46%
Agilent Technologies Inc.(a)	470,255	14,027,707
Amphenol Corp. Class A	226,198	8,425,875
Applied Biosystems Group	37,708	1,239,085
Arrow Electronics Inc.(a)	86,698	2,917,388
Avnet Inc.(a)	110,984	3,632,506
AVX Corp.	12,421	159,113
Dolby Laboratories Inc. Class A(a)	49,605	1,798,677
Garmin Ltd.(b)	146,044	7,887,836
Gentex Corp.	180,836	3,101,337
Jabil Circuit Inc.	145,225	1,373,828
Mettler-Toledo International Inc.(a)	44,701	4,341,361
National Instruments Corp.	72,273	1,889,216
PerkinElmer Inc.	37,971	920,797
Sanmina-SCI Corp.(a)	151,172	244,899
Thomas & Betts Corp.(a)	73,723	2,681,306
Trimble Navigation Ltd.(a)	151,024	4,317,776
Vishay Intertechnology Inc.(a)	38,998	353,322
Waters Corp.(a)	127,650	7,110,105

		66,422,134
ENERGY - ALTERNATE SOURCES – 0.63%
Covanta Holding Corp.(a)(b)	151,870	4,176,425
First Solar Inc.(a)(b)	45,222	10,452,613
SunPower Corp. Class A(a)(b)	31,237	2,327,469

		16,956,507

ENGINEERING & CONSTRUCTION – 2.13%
Fluor Corp.	111,634	15,758,255
Foster Wheeler Ltd.(a)	178,264	10,093,308
Jacobs Engineering Group Inc.(a)	150,940	11,107,675
McDermott International Inc.(a)	281,751	15,445,590
Shaw Group Inc. (The)(a)	93,263	4,396,418
URS Corp.(a)	22,443	733,662

		57,534,908
ENTERTAINMENT – 0.93%
DreamWorks Animation SKG Inc. Class A(a)	65,727	1,694,442
International Game Technology Inc.	399,306	16,056,094
Penn National Gaming Inc.(a)	92,834	4,059,631
Regal Entertainment Group Class A	79,944	1,542,120
Scientific Games Corp. Class A(a)(b)	81,699	1,724,666
Warner Music Group Corp.	24,554	122,279

		25,199,232
ENVIRONMENTAL CONTROL – 0.57%
Allied Waste Industries Inc.(a)	54,660	590,875
Nalco Holding Co.	182,549	3,860,911
Republic Services Inc.	178,415	5,216,855
Stericycle Inc.(a)	110,869	5,709,753

		15,378,394
FOOD – 2.06%
Campbell Soup Co.	166,332	5,646,971
Dean Foods Co.	10,670	214,360
H.J. Heinz Co.	226,789	10,652,279
Hershey Co. (The)	150,322	5,662,630
McCormick & Co. Inc. NVS	109,597	4,051,801
Sara Lee Corp.	486,813	6,805,646
Whole Foods Market Inc.	179,192	5,907,960
Wm. Wrigley Jr. Co.	266,965	16,776,081

		55,717,728
FOREST PRODUCTS & PAPER – 0.10%
Domtar Corp.(a)	261,692	1,787,356
Plum Creek Timber Co. Inc.	17,281	703,337
Rayonier Inc.	5,918	257,078

		2,747,771
HAND & MACHINE TOOLS – 0.31%
Black & Decker Corp. (The)	40,964	2,707,720
Kennametal Inc.	56,597	1,665,650
Lincoln Electric Holdings Inc.	37,199	2,398,964
Stanley Works (The)	31,633	1,506,363

		8,278,697
HEALTH CARE - PRODUCTS – 3.75%
Advanced Medical Optics Inc.(a)(b)	75,559	1,533,848
Beckman Coulter Inc.	63,583	4,104,283
C.R. Bard Inc.	131,019	12,630,232
Cooper Companies Inc. (The)	22,386	770,750
DENTSPLY International Inc.	192,235	7,420,271
Edwards Lifesciences Corp.(a)	72,973	3,250,947
Gen-Probe Inc.(a)	66,432	3,202,022
Henry Schein Inc.(a)(b)	112,546	6,460,140
Hillenbrand Industries Inc.	13,225	632,155
IDEXX Laboratories Inc.(a)	78,295	3,856,812

Intuitive Surgical Inc.(a)	47,437	15,386,191
Kinetic Concepts Inc.(a)	55,270	2,555,132
Patterson Companies Inc.(a)(b)	169,418	6,149,873

ResMed Inc.(a)	98,457	4,152,916
St. Jude Medical Inc.(a)	428,338	18,499,918
TECHNE Corp.(a)	49,922	3,362,746
Varian Medical Systems Inc.(a)	161,169	7,549,156

		101,517,392
HEALTH CARE - SERVICES – 2.45%
Brookdale Senior Living Inc.	11,570	276,523
Community Health Systems Inc.(a)	10,448	350,739
Covance Inc.(a)	80,509	6,679,832
Coventry Health Care Inc.(a)	184,799	7,456,640
DaVita Inc.(a)	133,408	6,371,566
Health Net Inc.(a)	141,682	4,363,806
Humana Inc.(a)	212,690	9,541,273
Laboratory Corp. of America Holdings(a)	143,153	10,547,513
Lincare Holdings Inc.(a)	93,375	2,624,771
Pediatrix Medical Group Inc.(a)	61,325	4,133,305
Quest Diagnostics Inc.	183,159	8,291,608
Tenet Healthcare Corp.(a)	460,296	2,605,275
Universal Health Services Inc. Class B	15,783	847,389
WellCare Health Plans Inc.(a)	52,060	2,027,737

		66,117,977
HOME BUILDERS – 0.15%
Centex Corp.	7,635	184,843
NVR Inc.(a)(b)	2,235	1,335,413
Pulte Homes Inc.	94,559	1,375,833
Thor Industries Inc.	39,784	1,184,370

		4,080,459
HOME FURNISHINGS – 0.35%
Harman International Industries Inc.	76,589	3,334,685
Whirlpool Corp.	71,600	6,213,448

		9,548,133
HOUSEHOLD PRODUCTS & WARES – 0.74%
Avery Dennison Corp.	106,393	5,239,855
Church & Dwight Co. Inc.	78,347	4,249,541
Clorox Co. (The)	160,943	9,115,812
Jarden Corp.(a)	44,209	961,104
Scotts Miracle-Gro Co. (The) Class A	10,263	332,726

		19,899,038
HOUSEWARES – 0.23%
Newell Rubbermaid Inc.	182,317	4,169,590
Toro Co. (The)	48,126	1,991,935

		6,161,525
INSURANCE – 1.00%
Arthur J. Gallagher & Co.	23,078	545,102
Brown & Brown Inc.	140,712	2,445,575
CIGNA Corp.	364,344	14,781,436
CNA Financial Corp.	3,612	93,153
Erie Indemnity Co. Class A	11,175	572,048
Hanover Insurance Group Inc. (The)	3,377	138,930
HCC Insurance Holdings Inc.	61,030	1,384,771
PartnerRe Ltd.	15,889	1,212,331
Philadelphia Consolidated Holding Corp.(a)	54,769	1,763,562
Principal Financial Group Inc.	18,807	1,047,926
Transatlantic Holdings Inc.	12,016	797,262

W.R. Berkley Corp.	54,415	1,506,751
XL Capital Ltd. Class A	27,384	809,197

		27,098,044

INTERNET – 1.28%
Akamai Technologies Inc.(a)(b)	208,940	5,883,750
F5 Networks Inc.(a)	104,955	1,907,032
HLTH Corp.(a)(b)	229,999	2,194,190
IAC/InterActiveCorp(a)	14,687	304,902
Liberty Media Corp. - Liberty Interactive Group Series A(a)	461,284	7,445,124
McAfee Inc.(a)	202,069	6,686,463
NutriSystem Inc.(a)(b)	43,397	653,993
VeriSign Inc.(a)(b)	279,314	9,284,397
WebMD Health Corp. Class A(a)(b)	9,564	225,423

		34,585,274
IRON & STEEL – 1.06%
AK Steel Holding Corp.	140,815	7,663,152
Allegheny Technologies Inc.	129,128	9,214,574
Carpenter Technology Corp.	34,375	1,923,969
Cleveland-Cliffs Inc.	57,157	6,848,552
Reliance Steel & Aluminum Co.	8,282	495,761
Steel Dynamics Inc.	80,330	2,654,103

		28,800,111
LEISURE TIME – 0.42%
Harley-Davidson Inc.	305,887	11,470,763

		11,470,763
LODGING – 0.92%
Boyd Gaming Corp.	70,756	1,415,120
Choice Hotels International Inc.	44,608	1,521,579
Orient-Express Hotels Ltd.	50,868	2,195,463
Starwood Hotels & Resorts Worldwide Inc.	238,343	12,334,250
Wyndham Worldwide Corp.	16,811	347,651
Wynn Resorts Ltd.	69,406	6,985,020

		24,799,083
MACHINERY – 2.48%
AGCO Corp.(a)(b)	75,588	4,526,209
Cummins Inc.	263,996	12,360,293
Flowserve Corp.	64,889	6,773,114
Graco Inc.	79,714	2,890,430
IDEX Corp.	102,767	3,153,919
Joy Global Inc.	137,304	8,946,729
Manitowoc Co. Inc. (The)	158,020	6,447,216
Rockwell Automation Inc.	189,081	10,857,031
Terex Corp.(a)	130,323	8,145,188
Zebra Technologies Corp. Class A(a)	87,531	2,916,533

		67,016,662
MANUFACTURING – 2.07%
Brink’s Co. (The)	55,177	3,706,791
Carlisle Companies Inc.	21,121	706,286
Cooper Industries Ltd.	74,622	2,996,073
Donaldson Co. Inc.	100,240	4,037,667
Dover Corp.	73,265	3,061,012
Eaton Corp.	21,715	1,730,034
Harsco Corp.	106,372	5,890,881
Ingersoll-Rand Co. Ltd. Class A	21,328	950,802
ITT Industries Inc.	28,570	1,480,212
Pall Corp.	141,922	4,977,205
Roper Industries Inc.	111,824	6,646,819

Textron Inc.	315,486	17,484,234
Trinity Industries Inc.	88,985	2,371,450

		56,039,466

MEDIA – 1.55%
Cablevision Systems Corp.(a)	91,582	1,962,602
Central European Media Enterprises Ltd.(a)(b)	39,247	3,345,022
CTC Media Inc.(a)	65,358	1,813,685
Discovery Holding Co. Class A(a)	195,559	4,149,762
Dish Network Corp. Class A(a)	263,331	7,565,500
John Wiley & Sons Inc. Class A	64,454	2,558,824
Liberty Global Inc. Class A(a)(b)	227,220	7,743,658
Meredith Corp.	60,993	2,332,982
New York Times Co. (The) Class A(b)	45,243	854,188
Sirius Satellite Radio Inc.(a)(b)	1,847,908	5,285,017
XM Satellite Radio Holdings Inc. Class A(a)	361,020	4,195,052

		41,806,292
METAL FABRICATE & HARDWARE – 0.66%
Precision Castparts Corp.	174,196	17,781,928

		17,781,928
MINING – 0.38%
Titanium Metals Corp.	97,236	1,463,402
Vulcan Materials Co.	131,868	8,756,035

		10,219,437
OFFICE & BUSINESS EQUIPMENT – 0.29%
Pitney Bowes Inc.	227,215	7,957,069

		7,957,069
OFFICE FURNISHINGS – 0.09%
HNI Corp.	56,027	1,506,566
Steelcase Inc. Class A	81,595	902,441

		2,409,007
OIL & GAS – 5.46%
Cabot Oil & Gas Corp.	122,808	6,243,559
Cheniere Energy Inc.(a)	53,580	1,060,884
Chesapeake Energy Corp.	362,403	16,724,898
CNX Gas Corp.(a)	35,210	1,136,579
Continental Resources Inc.(a)	17,324	552,462
Denbury Resources Inc.(a)	306,948	8,763,365
Diamond Offshore Drilling Inc.	86,235	10,037,754
ENSCO International Inc.	175,119	10,965,952
Frontier Oil Corp.	69,688	1,899,695
Holly Corp.	57,266	2,485,917
Nabors Industries Ltd.(a)(b)	314,404	10,617,423
Noble Corp.	339,351	16,855,564
Noble Energy Inc.	30,512	2,221,274
Pride International Inc.(a)	155,314	5,428,224
Quicksilver Resources Inc.(a)	126,671	4,627,292
Range Resources Corp.	187,365	11,888,309
Rowan Companies Inc.	99,889	4,113,429
SandRidge Energy Inc.(a)	16,780	656,937
Southwestern Energy Co.(a)	430,028	14,487,643
Sunoco Inc.	153,553	8,056,926
Tesoro Corp.	172,424	5,172,720
Unit Corp.(a)	46,018	2,606,920
W&T Offshore Inc.	22,155	755,707
Western Refining Inc.	17,809	239,887

		147,599,320
OIL & GAS SERVICES – 4.93%
BJ Services Co.	371,603	10,594,402

Cameron International Corp.(a)	278,839	11,610,856
Dresser-Rand Group Inc.(a)	108,598	3,339,389
FMC Technologies Inc.(a)	164,194	9,340,997
Global Industries Ltd.(a)	115,729	1,862,080
Grant Prideco Inc.(a)	161,139	7,931,262
Helix Energy Solutions Group Inc.(a)	92,298	2,907,387
National Oilwell Varco Inc.(a)	449,779	26,258,098
Oceaneering International Inc.(a)	68,931	4,342,653
Smith International Inc.	253,804	16,301,831
Superior Energy Services Inc.(a)	102,018	4,041,953
Tetra Technologies Inc.(a)	91,639	1,451,562
Tidewater Inc.	43,467	2,395,466
Weatherford International Ltd.(a)	427,099	30,951,865

		133,329,801
PACKAGING & CONTAINERS – 1.08%
Ball Corp.	129,015	5,926,949
Crown Holdings Inc.(a)	206,632	5,198,861
Owens-Illinois Inc.(a)	183,756	10,369,351
Packaging Corp. of America	117,259	2,618,393
Pactiv Corp.(a)	164,810	4,319,670
Sealed Air Corp.	28,010	707,253

		29,140,477
PHARMACEUTICALS – 4.16%
Allergan Inc.	386,265	21,781,483
AmerisourceBergen Corp.	96,735	3,964,200
Amylin Pharmaceuticals Inc.(a)(b)	166,302	4,857,681
APP Pharmaceuticals Inc.(a)	32,350	390,788
Barr Pharmaceuticals Inc.(a)	139,045	6,717,264
Cephalon Inc.(a)	83,652	5,387,189
Endo Pharmaceuticals Holdings Inc.(a)	169,057	4,047,225
Express Scripts Inc.(a)	278,462	17,910,676
Forest Laboratories Inc.(a)	405,153	16,210,172
Herbalife Ltd.	60,757	2,885,958
Hospira Inc.(a)	198,094	8,472,480
ImClone Systems Inc.(a)	75,764	3,213,909
Mylan Inc.(b)	382,206	4,433,590
NBTY Inc.(a)	69,532	2,082,483
Omnicare Inc.	18,664	338,938
Sepracor Inc.(a)	134,828	2,631,843
VCA Antech Inc.(a)	106,398	2,909,985
Warner Chilcott Ltd. Class A(a)	114,232	2,056,176
Watson Pharmaceuticals Inc.(a)	74,904	2,196,185

		112,488,225
PIPELINES – 1.18%
Equitable Resources Inc.	116,966	6,889,297
Questar Corp.	74,531	4,215,473
Williams Companies Inc. (The)	634,631	20,930,130

		32,034,900
REAL ESTATE – 0.60%
CB Richard Ellis Group Inc. Class A(a)(b)	228,166	4,937,512
Forest City Enterprises Inc. Class A	91,372	3,362,490
Jones Lang LaSalle Inc.	39,961	3,090,584
St. Joe Co. (The)(b)	116,054	4,982,198

		16,372,784
REAL ESTATE INVESTMENT TRUSTS – 2.17%
Apartment Investment and Management Co. Class A	6,789	243,114
CapitalSource Inc.	111,123	1,074,559

Duke Realty Corp.	134,800	3,074,788
Essex Property Trust Inc.(b)	14,152	1,613,045
Federal Realty Investment Trust	39,574	3,084,793
General Growth Properties Inc.	150,958	5,762,067
Health Care REIT Inc.	13,441	606,592
Kilroy Realty Corp.	41,153	2,021,024
Macerich Co. (The)(b)	90,572	6,364,494
ProLogis	282,886	16,650,670
Public Storage	12,013	1,064,592
Taubman Centers Inc.	37,178	1,936,974
UDR Inc.	171,882	4,214,547
Ventas Inc.	168,661	7,574,566
Weingarten Realty Investors	97,453	3,356,281

		58,642,106
RETAIL – 7.34%
Abercrombie & Fitch Co. Class A	110,943	8,114,370
Advance Auto Parts Inc.	125,685	4,279,574
American Eagle Outfitters Inc.	234,694	4,109,492
AnnTaylor Stores Corp.(a)	61,634	1,490,310
AutoZone Inc.(a)	54,420	6,194,629
Barnes & Noble Inc.	5,824	178,506
Bed Bath & Beyond Inc.(a)(b)	331,811	9,788,425
Big Lots Inc.(a)(b)	113,944	2,540,951
Brinker International Inc.	133,533	2,477,037
Burger King Holdings Inc.	79,848	2,208,596
CarMax Inc.(a)(b)	273,219	5,305,913
Cheesecake Factory Inc. (The)(a)(b)	90,582	1,973,782
Chico’s FAS Inc.(a)	221,524	1,575,036
Circuit City Stores Inc.(b)	93,577	372,436
Coldwater Creek Inc.(a)	77,458	391,163
Copart Inc.(a)	80,759	3,130,219
Darden Restaurants Inc.	178,662	5,815,448
Dick’s Sporting Goods Inc.(a)	102,409	2,742,513
Dollar Tree Inc.(a)	115,864	3,196,688
Family Dollar Stores Inc.	177,777	3,466,652
GameStop Corp. Class A(a)	199,378	10,309,836
J.C. Penney Co. Inc.	285,817	10,778,159
Limited Brands Inc.	403,310	6,896,601
MSC Industrial Direct Co. Inc. Class A	57,935	2,447,754
Nordstrom Inc.	279,885	9,124,251
Office Depot Inc.(a)	347,486	3,839,720
OfficeMax Inc.	43,365	830,006
O’Reilly Automotive Inc.(a)	144,349	4,116,833
Panera Bread Co. Class A(a)(b)	33,847	1,417,851
PetSmart Inc.	163,143	3,334,643
RadioShack Corp.	119,633	1,944,036
Ross Stores Inc.	175,565	5,259,927
Saks Inc.(a)	152,312	1,899,331
Tiffany & Co.	160,562	6,717,914
Tim Hortons Inc.	239,495	8,154,805
TJX Companies Inc. (The)	548,076	18,124,873
Tractor Supply Co.(a)	43,469	1,717,895
Urban Outfitters Inc.(a)(b)	143,186	4,488,881
Wendy’s International Inc.	110,637	2,551,289
Williams-Sonoma Inc.(b)	115,384	2,796,908
Yum! Brands Inc.	602,039	22,401,871

		198,505,124
SAVINGS & LOANS – 0.34%
Capitol Federal Financial	19,134	717,142
Hudson City Bancorp Inc.	273,885	4,842,287
People’s United Financial Inc.	190,265	3,293,487
TFS Financial Corp.	23,480	282,464

		9,135,380

SEMICONDUCTORS – 5.35%
Advanced Micro Devices Inc.(a)(b)	308,915	1,819,509
Altera Corp.	388,589	7,161,695
Analog Devices Inc.	384,034	11,336,684
Broadcom Corp. Class A(a)	593,040	11,427,881
Cree Inc.(a)(b)	26,280	734,789
Cypress Semiconductor Corp.(a)	201,233	4,751,111
Fairchild Semiconductor International Inc. Class A(a)	63,828	760,830
Integrated Device Technology Inc.(a)	77,017	687,762
International Rectifier Corp.(a)	20,560	442,040
Intersil Corp. Class A	87,364	2,242,634
KLA-Tencor Corp.	228,169	8,465,070
Lam Research Corp.(a)	156,596	5,985,099
Linear Technology Corp.	280,962	8,622,724
LSI Corp.(a)	454,806	2,251,290
Marvell Technology Group Ltd.(a)	598,148	6,507,850
MEMC Electronic Materials Inc.(a)	284,099	20,142,619
Microchip Technology Inc.(b)	238,693	7,812,422
Micron Technology Inc.(a)(b)	309,988	1,850,628
National Semiconductor Corp.	322,603	5,910,087
Novellus Systems Inc.(a)	93,604	1,970,364
NVIDIA Corp.(a)	689,126	13,637,804
QLogic Corp.(a)	155,469	2,386,449
Rambus Inc.(a)	102,568	2,390,860
Silicon Laboratories Inc.(a)	68,900	2,173,106
Teradyne Inc.(a)	110,502	1,372,435
Varian Semiconductor Equipment Associates Inc.(a)	99,526	2,801,657
Xilinx Inc.	377,018	8,954,178

		144,599,577
SOFTWARE – 7.18%
Activision Inc.(a)	359,016	9,804,727
Acxiom Corp.	79,490	943,546
Autodesk Inc.(a)	291,703	9,182,810
BEA Systems Inc.(a)	524,243	10,039,253
BMC Software Inc.(a)	253,815	8,254,064
Broadridge Financial Solutions Inc.	176,216	3,101,402
CA Inc.	325,683	7,327,868
Cerner Corp.(a)(b)	83,207	3,101,957
Citrix Systems Inc.(a)	240,071	7,041,282
Compuware Corp.(a)	279,988	2,055,112
Dun & Bradstreet Corp. (The)	73,791	6,005,112
Electronic Arts Inc.(a)	394,348	19,685,852
Fair Isaac Corp.	5,948	128,001
Fidelity National Information Services Inc.	205,253	7,828,349
Fiserv Inc.(a)	212,636	10,225,665
Global Payments Inc.	102,060	4,221,202
IMS Health Inc.	207,423	4,357,957
Intuit Inc.(a)	426,262	11,513,337
MasterCard Inc. Class A	100,912	22,502,367
MoneyGram International Inc.(b)	104,677	194,699
MSCI Inc. Class A(a)	14,738	438,456
NAVTEQ Corp.(a)	123,641	8,407,588
Novell Inc.(a)	54,991	345,893
Paychex Inc.	429,356	14,709,737
Red Hat Inc.(a)	244,239	4,491,555
Salesforce.com Inc.(a)	120,296	6,961,530
SEI Investments Co.	163,669	4,040,988

Total System Services Inc.	250,247	5,920,844
VeriFone Holdings Inc.(a)	78,130	1,239,923

		194,071,076
TELECOMMUNICATIONS – 3.48%
Amdocs Ltd.(a)	250,120	7,093,403
American Tower Corp. Class A(a)	506,208	19,848,416
Ciena Corp.(a)(b)	108,054	3,331,305
Citizens Communications Co.	75,453	791,502
CommScope Inc.(a)	77,632	2,703,923
Crown Castle International Corp.(a)	239,721	8,267,977
EchoStar Corp.(a)	52,371	1,547,039
Harris Corp.	169,712	8,236,123
JDS Uniphase Corp.(a)	151,672	2,030,888
Juniper Networks Inc.(a)	466,601	11,665,025
Leap Wireless International Inc.(a)(b)	64,552	3,008,123
Level 3 Communications Inc.(a)(b)	1,933,781	4,099,616
MetroPCS Communications Inc.(a)	72,331	1,229,627
NeuStar Inc. Class A(a)	96,301	2,550,050
NII Holdings Inc. Class B(a)	218,562	6,945,900
SBA Communications Corp.(a)	137,197	4,092,587
TeleCorp PCS Inc. Escrow(c)	624	0
Telephone and Data Systems Inc.	58,272	2,288,341
United States Cellular Corp.(a)	7,171	394,405
Windstream Corp.	333,146	3,981,095

		94,105,345
TEXTILES – 0.14%
Cintas Corp.	130,561	3,726,211

		3,726,211
TOYS, GAMES & HOBBIES – 0.22%
Hasbro Inc.	62,328	1,738,951
Mattel Inc.	207,813	4,135,479

		5,874,430
TRANSPORTATION – 1.83%
C.H. Robinson Worldwide Inc.	214,372	11,661,837
Con-way Inc.	44,754	2,214,428
CSX Corp.	87,372	4,898,948
Expeditors International Washington Inc.	269,934	12,195,618
Frontline Ltd.	61,447	2,827,791
J.B. Hunt Transport Services Inc.	110,881	3,484,990
Kansas City Southern Industries Inc.(a)(b)	58,016	2,327,022
Kirby Corp.(a)	67,488	3,846,816
Landstar System Inc.	70,328	3,668,308
UTi Worldwide Inc.	124,490	2,499,759

		49,625,517
TRUCKING & LEASING – 0.05%
Aircastle Ltd.	36,175	406,969
GATX Corp.	23,651	924,045

		1,331,014
WATER – 0.01%
Aqua America Inc.	11,357	213,284

		213,284

TOTAL COMMON STOCKS
(Cost: $2,896,227,654)		2,700,928,305

Security	Shares	Value
SHORT-TERM INVESTMENTS – 7.38%

MONEY MARKET FUNDS – 7.38%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.18%(d)(e)	2,582,243	2,582,243
BGI Cash Premier Fund LLC
3.22%(d)(e)(f)	196,933,391	196,933,391

		199,515,634

TOTAL SHORT-TERM INVESTMENTS
(Cost: $199,515,634)		199,515,634

TOTAL INVESTMENTS IN SECURITIES – 107.29%
(Cost: $3,095,743,288)		2,900,443,939
Other Assets, Less Liabilities – (7.29)%		(197,156,291)

NET ASSETS – 100.00%		$2,703,287,648

NVS - Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.

(d)	Affiliated issuer. See Note 2.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

(f)	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Schedule of Investments

iSHARES® RUSSELL MIDCAP VALUE INDEX FUND

March 31, 2008

Security	Shares	Value
COMMON STOCKS – 99.80%

ADVERTISING – 0.18%
Getty Images Inc.(a)	42,047	$1,345,504
Harte-Hanks Inc.	24,561	335,749
Interpublic Group of Companies Inc. (The)(a)(b)	295,453	2,484,760
R.H. Donnelley Corp.(a)(b)	116,793	590,973

		4,756,986
AEROSPACE & DEFENSE – 0.75%
Alliant Techsystems Inc.(a)(b)	7,604	787,242
DRS Technologies Inc.	63,780	3,717,098
L-3 Communications Holdings Inc.	137,379	15,021,020
Spirit AeroSystems Holdings Inc. Class A(a)	21,312	472,700

		19,998,060
AGRICULTURE – 1.08%
Bunge Ltd.(b)	199,597	17,340,987
Carolina Group	72,965	5,293,611
UST Inc.	110,657	6,033,020

		28,667,618
AIRLINES – 0.61%
Northwest Airlines Corp.(a)	145,927	1,311,884
Southwest Airlines Co.	958,598	11,886,615
UAL Corp.	77,401	1,666,444
US Airways Group Inc.(a)	134,231	1,195,998

		16,060,941
APPAREL – 0.61%
Jones Apparel Group Inc.	140,399	1,884,155
Liz Claiborne Inc.	155,999	2,831,382
VF Corp.	147,647	11,444,119

		16,159,656
AUTO MANUFACTURERS – 0.76%
Ford Motor Co.(a)(b)	3,513,919	20,099,617

		20,099,617
AUTO PARTS & EQUIPMENT – 0.40%
Autoliv Inc.	49,325	2,476,115
BorgWarner Inc.	151,640	6,525,069
TRW Automotive Holdings Corp.(a)	69,706	1,629,029

		10,630,213
BANKS – 4.87%
Associated Banc-Corp	210,790	5,613,338
BancorpSouth Inc.	135,233	3,131,996
Bank of Hawaii Corp.	54,065	2,679,461
BOK Financial Corp.	36,613	1,912,297
City National Corp.	67,315	3,329,400
Colonial BancGroup Inc. (The)	261,447	2,517,735
Comerica Inc.	257,945	9,048,711
Commerce Bancshares Inc.	120,859	5,079,704

Cullen/Frost Bankers Inc.	99,224	5,262,841
East West Bancorp Inc.	103,798	1,842,414
First Citizens BancShares Inc. Class A	9,919	1,382,213
First Horizon National Corp.(b)	206,842	2,897,856
Fulton Financial Corp.	287,077	3,528,176
Huntington Bancshares Inc.	602,570	6,477,628
KeyCorp	657,035	14,421,918
M&T Bank Corp.	118,606	9,545,411
Marshall & Ilsley Corp.	428,470	9,940,504
Northern Trust Corp.	55,271	3,673,863
Popular Inc.	461,869	5,385,393
Synovus Financial Corp.	284,176	3,142,987
TCF Financial Corp.	214,222	3,838,858
UnionBanCal Corp.	79,208	3,887,529
Valley National Bancorp	199,353	3,829,571
Webster Financial Corp.	88,053	2,454,037
Whitney Holding Corp.	111,129	2,754,888
Wilmington Trust Corp.	113,918	3,542,850
Zions Bancorporation	178,872	8,147,620

		129,269,199
BEVERAGES – 1.47%
Brown-Forman Corp. Class B	37,898	2,509,606
Coca-Cola Enterprises Inc.	515,190	12,467,598
Constellation Brands Inc. Class A(a)(b)	316,817	5,598,156
Molson Coors Brewing Co. Class B	192,527	10,121,144
Pepsi Bottling Group Inc.	174,347	5,912,107
PepsiAmericas Inc.	97,043	2,477,508

		39,086,119
BIOTECHNOLOGY – 0.46%
Charles River Laboratories International Inc.(a)	73,422	4,327,493
Invitrogen Corp.(a)(b)	48,312	4,129,227
Millennium Pharmaceuticals Inc.(a)	238,526	3,687,612

		12,144,332
BUILDING MATERIALS – 0.89%
Armstrong World Industries Inc.	32,027	1,142,083
Lennox International Inc.	77,038	2,771,057
Masco Corp.	588,150	11,663,014
Owens Corning(a)(b)	181,365	3,288,147
USG Corp.(a)(b)	132,571	4,881,264

		23,745,565
CHEMICALS – 4.05%
Air Products and Chemicals Inc.	189,447	17,429,124
Airgas Inc.	8,265	375,810
Ashland Inc.	92,868	4,392,656
Cabot Corp.	31,228	874,384
Celanese Corp. Class A	74,862	2,923,361
Chemtura Corp.	371,889	2,729,665
Cytec Industries Inc.	69,767	3,756,953
Eastman Chemical Co.	131,753	8,227,975
FMC Corp.	126,800	7,036,132
Huntsman Corp.	157,171	3,701,377
International Flavors & Fragrances Inc.	33,900	1,493,295
Lubrizol Corp.	84,486	4,689,818
Mosaic Co. (The)(a)	146,044	14,984,114
PPG Industries Inc.	271,419	16,423,564
Rohm and Haas Co.	104,435	5,647,845
RPM International Inc.	27,890	584,017
Sigma-Aldrich Corp.	151,632	9,044,849
Valspar Corp. (The)	148,785	2,951,894
Westlake Chemical Corp.	31,881	416,047

		107,682,880

COMMERCIAL SERVICES – 1.01%
Avis Budget Group Inc.(a)	107,872	1,145,601
Convergys Corp.(a)	197,356	2,972,181
Genpact Ltd.(a)	8,867	108,621
Hertz Global Holdings Inc.(a)	183,563	2,213,770
Hewitt Associates Inc. Class A(a)(b)	54,689	2,174,982
R.R. Donnelley & Sons Co.	363,910	11,030,112
Service Corp. International	452,433	4,587,671
United Rentals Inc.(a)	141,165	2,659,549

		26,892,487
COMPUTERS – 2.39%
Affiliated Computer Services Inc. Class A(a)	89,128	4,466,204
Cadence Design Systems Inc.(a)	334,041	3,567,558
Computer Sciences Corp.(a)	270,664	11,040,385
Electronic Data Systems Corp.	353,166	5,880,214
Lexmark International Inc. Class A(a)(b)	71,008	2,181,366
NCR Corp.(a)	260,156	5,939,361
SanDisk Corp.(a)	152,414	3,439,984
Seagate Technology	558,112	11,686,865
Teradata Corp.(a)	260,133	5,738,534
Unisys Corp.(a)	572,190	2,534,802
Western Digital Corp.(a)	257,941	6,974,725

		63,449,998
COSMETICS & PERSONAL CARE – 0.20%
Alberto-Culver Co.	114,668	3,143,050
Avon Products Inc.	56,322	2,226,972

		5,370,022
DISTRIBUTION & WHOLESALE – 0.73%
Genuine Parts Co.	281,661	11,328,405
Ingram Micro Inc. Class A(a)	240,404	3,805,595
Tech Data Corp.(a)	90,451	2,966,793
W.W. Grainger Inc.	18,050	1,378,839

		19,479,632
DIVERSIFIED FINANCIAL SERVICES – 2.26%
AmeriCredit Corp.(a)(b)	180,927	1,821,935
Ameriprise Financial Inc.	388,944	20,166,746
BlackRock Inc.	45,413	9,272,426
CIT Group Inc.	316,470	3,750,169
E*TRADE Financial Corp.(a)(b)	474,911	1,833,156
GLG Partners Inc.(a)(b)	17,878	212,212
IndyMac Bancorp Inc.(b)	132,720	658,291
Invesco Ltd.	144,046	3,508,961
Janus Capital Group Inc.	61,386	1,428,452
Jefferies Group Inc.	206,332	3,328,135
Legg Mason Inc.	128,303	7,182,402
MF Global Ltd.(a)	73,567	729,049
NASDAQ OMX Group Inc. (The)(a)	45,924	1,775,422
Raymond James Financial Inc.	155,946	3,583,639
Student Loan Corp. (The)	6,604	653,136

		59,904,131
ELECTRIC – 10.86%
Alliant Energy Corp.	187,864	6,577,119
Ameren Corp.	342,251	15,072,734
American Electric Power Co. Inc.	659,335	27,448,116
CMS Energy Corp.(b)	371,255	5,026,793
Consolidated Edison Inc.	447,245	17,755,626
Constellation Energy Group Inc.	66,735	5,890,698
DPL Inc.	86,338	2,213,706
DTE Energy Co.	270,685	10,526,940

Dynegy Inc. Class A(a)	469,678	3,705,759
Edison International	538,705	26,407,319
Energy East Corp.	261,068	6,296,960
Great Plains Energy Inc.	142,564	3,514,203
Hawaiian Electric Industries Inc.	134,829	3,218,368
Integrys Energy Group Inc.	125,083	5,833,871
MDU Resources Group Inc.	301,018	7,389,992
Mirant Corp.(a)(b)	116,998	4,257,557
Northeast Utilities	255,324	6,265,651
NRG Energy Inc.(a)	77,738	3,031,005
NSTAR	176,604	5,374,060
OGE Energy Corp.	151,809	4,731,887
Pepco Holdings Inc.	319,558	7,899,474
PG&E Corp.	581,154	21,398,090
Pinnacle West Capital Corp.	165,643	5,810,756
PPL Corp.	162,274	7,451,622
Progress Energy Inc.	426,318	17,777,461
Puget Energy Inc.	214,439	5,547,537
Reliant Energy Inc.(a)	564,747	13,356,267
SCANA Corp.	192,625	7,046,222
Sierra Pacific Resources Corp.	329,280	4,158,806
TECO Energy Inc.	346,546	5,527,409
Wisconsin Energy Corp.	193,503	8,512,197
Xcel Energy Inc.	675,999	13,486,180

		288,510,385
ELECTRICAL COMPONENTS & EQUIPMENT – 0.28%
Energizer Holdings Inc.(a)	26,191	2,369,762
Hubbell Inc. Class B	65,250	2,850,772
Molex Inc.	97,345	2,254,510

		7,475,044
ELECTRONICS – 0.86%
Applied Biosystems Group	228,206	7,498,849
Arrow Electronics Inc.(a)	91,728	3,086,647
Avnet Inc.(a)	101,543	3,323,502
AVX Corp.	66,930	857,373
Jabil Circuit Inc.	111,756	1,057,212
PerkinElmer Inc.	148,694	3,605,829
Sanmina-SCI Corp.(a)	679,947	1,101,514
Vishay Intertechnology Inc.(a)	252,786	2,290,241

		22,821,167
ENGINEERING & CONSTRUCTION – 0.45%
KBR Inc.	279,336	7,745,987
Shaw Group Inc. (The)(a)	11,253	530,466
URS Corp.(a)	108,343	3,541,733

		11,818,186
ENTERTAINMENT – 0.13%
DreamWorks Animation SKG Inc. Class A(a)	22,777	587,191
International Speedway Corp. Class A	57,187	2,356,104
Regal Entertainment Group Class A	24,508	472,759
Warner Music Group Corp.	26,315	131,049

		3,547,103
ENVIRONMENTAL CONTROL – 0.19%
Allied Waste Industries Inc.(a)	401,558	4,340,842
Republic Services Inc.	27,233	796,293

		5,137,135
FOOD – 4.46%
Campbell Soup Co.	164,773	5,594,043
ConAgra Foods Inc.	823,503	19,722,897
Corn Products International Inc.	123,187	4,575,165

Dean Foods Co.	201,097	4,040,039
Del Monte Foods Co.	332,163	3,165,513
H.J. Heinz Co.	241,128	11,325,782
Hershey Co. (The)	81,482	3,069,427
Hormel Foods Corp.	122,265	5,093,560
J.M. Smucker Co. (The)	93,659	4,740,082
McCormick & Co. Inc. NVS	72,451	2,678,513
Safeway Inc.	730,119	21,428,993
Sara Lee Corp.	579,916	8,107,226
Smithfield Foods Inc.(a)	180,619	4,652,745
SUPERVALU Inc.	347,438	10,416,191
Tyson Foods Inc. Class A	436,248	6,958,156
Wm. Wrigley Jr. Co.	47,301	2,972,395

		118,540,727
FOREST PRODUCTS & PAPER – 1.27%
Domtar Corp.(a)	372,090	2,541,375
Louisiana-Pacific Corp.	171,626	1,575,527
MeadWestvaco Corp.	294,677	8,021,108
Plum Creek Timber Co. Inc.	269,429	10,965,760
Rayonier Inc.	120,222	5,222,444
Smurfit-Stone Container Corp.(a)	419,491	3,230,081
Temple-Inland Inc.	174,064	2,214,094

		33,770,389
GAS – 2.20%
AGL Resources Inc.	127,964	4,391,724
Atmos Energy Corp.	147,166	3,752,733
Energen Corp.	118,418	7,377,441
NiSource Inc.	453,604	7,820,133
Sempra Energy	436,180	23,239,670
Southern Union Co.	178,024	4,142,618
UGI Corp.	175,859	4,382,406
Vectren Corp.	125,835	3,376,153

		58,482,878
HAND & MACHINE TOOLS – 0.58%
Black & Decker Corp. (The)	49,686	3,284,245
Kennametal Inc.	53,857	1,585,011
Lincoln Electric Holdings Inc.	22,325	1,439,739
Snap-On Inc.	95,931	4,878,091
Stanley Works (The)	87,969	4,189,084

		15,376,170
HEALTH CARE - PRODUCTS – 0.28%
Beckman Coulter Inc.	19,168	1,237,294
Cooper Companies Inc. (The)	43,846	1,509,618
Hillenbrand Industries Inc.	84,103	4,020,123
Kinetic Concepts Inc.(a)	16,077	743,240

		7,510,275
HEALTH CARE - SERVICES – 0.61%
Brookdale Senior Living Inc.	46,960	1,122,344
Community Health Systems Inc.(a)(b)	144,744	4,859,056
Coventry Health Care Inc.(a)	16,752	675,943
Health Management Associates Inc. Class A(a)	398,977	2,110,588
LifePoint Hospitals Inc.(a)(b)	94,983	2,609,183
Quest Diagnostics Inc.	18,779	850,125
Tenet Healthcare Corp.(a)	176,533	999,177
Universal Health Services Inc. Class B	54,144	2,906,991

		16,133,407

HOLDING COMPANIES - DIVERSIFIED – 0.46%
Leucadia National Corp.	271,030	12,255,977

12,255,977

HOME BUILDERS – 1.34%
Centex Corp.	188,681	4,567,967
D.R. Horton Inc.	519,809	8,186,992
KB Home	126,670	3,132,549
Lennar Corp. Class A	224,778	4,228,074
M.D.C. Holdings Inc.	57,510	2,518,363
NVR Inc.(a)(b)	3,959	2,365,502
Pulte Homes Inc.	224,262	3,263,012
Ryland Group Inc.	69,210	2,276,317
Thor Industries Inc.	4,914	146,290
Toll Brothers Inc.(a)(b)	208,528	4,896,237

		35,581,303
HOME FURNISHINGS – 0.12%
Whirlpool Corp.	36,871	3,199,665

		3,199,665
HOUSEHOLD PRODUCTS & WARES – 0.87%
Avery Dennison Corp.	23,551	1,159,887
Church & Dwight Co. Inc.	6,364	345,183
Clorox Co. (The)	18,229	1,032,491
Fortune Brands Inc.	252,546	17,551,947
Jarden Corp.(a)(b)	54,817	1,191,722
Scotts Miracle-Gro Co. (The) Class A	58,343	1,891,480

		23,172,710
HOUSEWARES – 0.19%
Newell Rubbermaid Inc.	222,755	5,094,407

		5,094,407
INSURANCE – 9.60%
Alleghany Corp.(a)	8,293	2,832,059
Allied World Assurance Holdings Ltd.	80,832	3,209,030
Ambac Financial Group Inc.	168,121	966,696
American Financial Group Inc.	136,368	3,485,566
American National Insurance Co.	25,793	2,752,113
Aon Corp.	485,433	19,514,407
Arch Capital Group Ltd.(a)	77,562	5,326,183
Arthur J. Gallagher & Co.	124,532	2,941,446
Assurant Inc.	200,045	12,174,739
Axis Capital Holdings Ltd.	253,272	8,606,183
Cincinnati Financial Corp.	283,851	10,797,692
CNA Financial Corp.	44,483	1,147,217
Conseco Inc.(a)	310,243	3,164,479
Endurance Specialty Holdings Ltd.	89,064	3,259,742
Erie Indemnity Co. Class A	59,907	3,066,639
Everest Re Group Ltd.	104,503	9,356,154
Fidelity National Financial Inc.	366,076	6,710,173
First American Corp.	151,568	5,144,218
Genworth Financial Inc. Class A	718,951	16,277,051
Hanover Insurance Group Inc. (The)	80,364	3,306,175
HCC Insurance Holdings Inc.	104,733	2,376,392
Markel Corp.(a)	16,443	7,234,427
MBIA Inc.(b)	389,723	4,762,415
Mercury General Corp.	43,758	1,938,917
MGIC Investment Corp.(b)	136,667	1,439,104
Nationwide Financial Services Inc. Class A	87,637	4,143,477
Old Republic International Corp.	382,761	4,941,445
OneBeacon Insurance Group Ltd.	46,630	886,903
PartnerRe Ltd.	73,065	5,574,859
Philadelphia Consolidated Holding Corp.(a)	22,219	715,452
PMI Group Inc. (The)	133,334	776,004
Principal Financial Group Inc.	417,966	23,289,066
Protective Life Corp.	115,959	4,703,297

Radian Group Inc.(b)	132,057	867,614
Reinsurance Group of America Inc.	48,366	2,633,045
RenaissanceRe Holdings Ltd.	108,584	5,636,595
Safeco Corp.	148,222	6,503,981
StanCorp Financial Group Inc.	82,047	3,914,462
Torchmark Corp.	153,342	9,217,388
Transatlantic Holdings Inc.	28,468	1,888,852
Unitrin Inc.	75,085	2,653,504
Unum Group	596,445	13,127,754
W.R. Berkley Corp.	194,504	5,385,816
Wesco Financial Corp.	2,326	939,704
White Mountains Insurance Group Ltd.	15,085	7,240,800
XL Capital Ltd. Class A	271,709	8,029,001

		254,858,236
INTERNET – 0.71%
Expedia Inc.(a)	314,205	6,877,947
IAC/InterActiveCorp(a)	269,354	5,591,789
Liberty Media Corp. - Liberty Interactive Group Series A(a)	402,857	6,502,112

		18,971,848
INVESTMENT COMPANIES – 0.59%
Allied Capital Corp.(b)	268,118	4,941,415
American Capital Strategies Ltd.(b)	310,692	10,613,239

		15,554,654
IRON & STEEL – 1.49%
Carpenter Technology Corp.	35,907	2,009,715
Reliance Steel & Aluminum Co.	97,972	5,864,604
Steel Dynamics Inc.	209,152	6,910,382
United States Steel Corp.	195,620	24,818,309

		39,603,010
LEISURE TIME – 0.36%
Brunswick Corp.	148,666	2,374,196
Royal Caribbean Cruises Ltd.(b)	220,539	7,255,733

		9,629,929
LODGING – 0.22%
Orient-Express Hotels Ltd.	3,755	162,066
Wyndham Worldwide Corp.	278,997	5,769,658

		5,931,724
MACHINERY – 0.28%
AGCO Corp.(a)(b)	52,091	3,119,209
Flowserve Corp.	9,472	988,687
Gardner Denver Inc.(a)	86,994	3,227,477

		7,335,373
MANUFACTURING – 4.65%
Carlisle Companies Inc.	74,350	2,486,264
Cooper Industries Ltd.	205,357	8,245,084
Crane Co.	83,795	3,381,128
Dover Corp.	219,775	9,182,199
Eastman Kodak Co.(b)	476,032	8,411,485
Eaton Corp.	213,625	17,019,504
Ingersoll-Rand Co. Ltd. Class A	422,482	18,834,248
ITT Industries Inc.	262,866	13,619,087
Leggett & Platt Inc.	263,992	4,025,878
Pall Corp.	17,694	620,529
Parker Hannifin Corp.	287,248	19,897,669
Pentair Inc.	165,009	5,263,787
SPX Corp.	86,670	9,091,683

Teleflex Inc.	64,463	3,075,530
Trinity Industries Inc.	16,849	449,026

		123,603,101

MEDIA – 2.72%
Cablevision Systems Corp.(a)	244,296	5,235,263
Central European Media Enterprises Ltd.(a)	5,222	445,071
Discovery Holding Co. Class A(a)	207,841	4,410,386
E.W. Scripps Co. Class A	148,781	6,250,290
Gannett Co. Inc.	387,940	11,269,657
Hearst-Argyle Television Inc.	40,789	841,477
Idearc Inc.(b)	241,534	879,184
Liberty Global Inc. Class A(a)(b)	284,593	9,698,929
Liberty Media Corp. - Liberty Entertainment Series A(a)	853,252	19,317,625
Liberty Media Corp. - Liberty Capital Group Series A(a)	212,894	3,350,952
McClatchy Co. (The) Class A(b)	74,698	799,269
New York Times Co. (The) Class A(b)	176,041	3,323,654
Washington Post Co. (The) Class B	9,668	6,395,382

		72,217,139
METAL FABRICATE & HARDWARE – 0.40%
Commercial Metals Co.	197,012	5,904,450
Timken Co. (The)	157,018	4,666,575

		10,571,025
OFFICE & BUSINESS EQUIPMENT – 0.96%
Pitney Bowes Inc.	65,776	2,303,476
Xerox Corp.	1,549,795	23,200,431

		25,503,907
OFFICE FURNISHINGS – 0.01%
Steelcase Inc. Class A	28,665	317,035

		317,035
OIL & GAS – 6.66%
Chesapeake Energy Corp.	338,494	15,621,498
Cimarex Energy Co.	137,494	7,526,422
Continental Resources Inc.(a)	26,091	832,042
ENSCO International Inc.	17,980	1,125,908
Forest Oil Corp.(a)	130,307	6,379,831
Frontier Oil Corp.	90,104	2,456,235
Helmerich & Payne Inc.	170,992	8,014,395
Hess Corp.	459,048	40,478,853
Murphy Oil Corp.	311,051	25,549,729
Nabors Industries Ltd.(a)	54,510	1,840,803
Newfield Exploration Co.(a)	214,879	11,356,355
Noble Energy Inc.	242,372	17,644,682
Patterson-UTI Energy Inc.	258,862	6,777,007
Pioneer Natural Resources Co.	204,141	10,027,406
Plains Exploration & Production Co.(a)(b)	184,559	9,807,465
Pride International Inc.(a)	70,679	2,470,231
Rowan Companies Inc.	52,164	2,148,114
SandRidge Energy Inc.(a)	24,790	970,528
St. Mary Land & Exploration Co.	103,992	4,003,692
Unit Corp.(a)	16,598	940,277
W&T Offshore Inc.	17,281	589,455
Western Refining Inc.	21,735	292,770

		176,853,698
OIL & GAS SERVICES – 0.22%
Helix Energy Solutions Group Inc.(a)	30,374	956,781
SEACOR Holdings Inc.(a)	37,112	3,167,880
Tidewater Inc.	29,597	1,631,091

		5,755,752

PACKAGING & CONTAINERS – 0.60%
Bemis Co. Inc.	173,136	4,402,848
Owens-Illinois Inc.(a)	15,974	901,413
Sealed Air Corp.	230,146	5,811,186
Sonoco Products Co.	165,476	4,737,578

		15,853,025
PHARMACEUTICALS – 0.56%
AmerisourceBergen Corp.	149,547	6,128,436
King Pharmaceuticals Inc.(a)	404,007	3,514,861
Omnicare Inc.	175,746	3,191,547
Watson Pharmaceuticals Inc.(a)	70,781	2,075,299

		14,910,143
PIPELINES – 2.86%
El Paso Corp.	1,157,714	19,264,361
Equitable Resources Inc.	48,017	2,828,201
National Fuel Gas Co.	137,892	6,509,881
ONEOK Inc.	171,950	7,674,128
Questar Corp.	187,579	10,609,468
Spectra Energy Corp.	1,044,662	23,766,060
Williams Companies Inc. (The)	161,396	5,322,840

		75,974,939
REAL ESTATE – 0.05%
Forestar Real Estate Group Inc.(a)	57,946	1,443,435

		1,443,435
REAL ESTATE INVESTMENT TRUSTS – 8.92%
AMB Property Corp.	164,809	8,968,906
Annaly Capital Management Inc.(b)	761,204	11,661,645
Apartment Investment and Management Co. Class A	148,901	5,332,145
AvalonBay Communities Inc.(b)	131,666	12,708,402
Boston Properties Inc.	169,394	15,596,106
Brandywine Realty Trust	143,206	2,428,774
BRE Properties Inc. Class A	83,991	3,826,630
Camden Property Trust	87,182	4,376,536
CapitalSource Inc.	100,467	971,516
CBL & Associates Properties Inc.	108,148	2,544,722
Colonial Properties Trust	76,576	1,841,653
Developers Diversified Realty Corp.	206,728	8,657,769
Douglas Emmett Inc.	171,500	3,783,290
Duke Realty Corp.	64,648	1,474,621
Equity Residential	448,146	18,593,578
Essex Property Trust Inc.	21,736	2,477,469
Federal Realty Investment Trust	47,936	3,736,611
General Growth Properties Inc.	160,181	6,114,109
HCP Inc.	359,302	12,148,001
Health Care REIT Inc.(b)	123,559	5,576,218
Hospitality Properties Trust	154,634	5,260,649
Host Hotels & Resorts Inc.	857,825	13,656,574
HRPT Properties Trust	371,359	2,499,246
iStar Financial Inc.	225,519	3,164,032
Kimco Realty Corp.	354,958	13,903,705
Liberty Property Trust	152,329	4,738,955
Mack-Cali Realty Corp.	112,468	4,016,232
ProLogis	52,835	3,109,868
Public Storage	190,433	16,876,172
Regency Centers Corp.	114,692	7,427,454
SL Green Realty Corp.	97,873	7,973,713
Taubman Centers Inc.	39,513	2,058,627
Thornburg Mortgage Inc.(b)	261,931	277,647

Vornado Realty Trust	220,700	19,026,547

236,808,122

RETAIL – 1.56%
AnnTaylor Stores Corp.(a)	20,352	492,111
AutoNation Inc.(a)(b)	228,757	3,424,492
Barnes & Noble Inc.	72,208	2,213,175
BJ’s Wholesale Club Inc.(a)	108,243	3,863,193
Circuit City Stores Inc.(b)	160,208	637,628
Copart Inc.(a)	7,446	288,607
Dillard’s Inc. Class A(b)	94,071	1,618,962
Foot Locker Inc.	255,418	3,006,270
Gap Inc. (The)	912,844	17,964,770
OfficeMax Inc.	66,925	1,280,944
Penske Automotive Group Inc.	92,256	1,795,302
RadioShack Corp.	66,525	1,081,031
Rite Aid Corp.(a)(b)	1,119,905	3,292,521
Saks Inc.(a)	32,647	407,108

		41,366,114
SAVINGS & LOANS – 1.47%
Astoria Financial Corp.	143,807	3,905,798
Capitol Federal Financial	11,132	417,227
Guaranty Financial Group Inc.(a)	58,204	618,126
Hudson City Bancorp Inc.	542,042	9,583,303
New York Community Bancorp Inc.	531,795	9,689,305
People’s United Financial Inc.	180,446	3,123,520
Sovereign Bancorp Inc.	707,178	6,590,899
TFS Financial Corp.	142,918	1,719,304
Washington Federal Inc.	143,668	3,281,377

		38,928,859
SEMICONDUCTORS – 1.07%
Advanced Micro Devices Inc.(a)(b)	593,278	3,494,407
Atmel Corp.(a)	738,927	2,571,466
Cree Inc.(a)(b)	104,098	2,910,580
Fairchild Semiconductor International Inc. Class A(a)	119,919	1,429,434
Integrated Device Technology Inc.(a)	198,948	1,776,606
International Rectifier Corp.(a)	92,343	1,985,374
Intersil Corp. Class A	94,290	2,420,424
LSI Corp.(a)	480,842	2,380,168
Micron Technology Inc.(a)(b)	843,497	5,035,677
Novellus Systems Inc.(a)	66,686	1,403,740
QLogic Corp.(a)	23,473	360,311
Rambus Inc.(a)	36,504	850,908
Teradyne Inc.(a)	141,116	1,752,661

		28,371,756
SOFTWARE – 0.63%
CA Inc.	255,198	5,741,955
Compuware Corp.(a)	84,661	621,412
Fair Isaac Corp.	74,790	1,609,481
Fidelity National Information Services Inc.	49,741	1,897,122
IMS Health Inc.	32,060	673,581
Metavante Technologies Inc.(a)	142,085	2,840,279
MSCI Inc. Class A(a)	3,531	105,047
Novell Inc.(a)	499,098	3,139,326

		16,628,203
TELECOMMUNICATIONS – 2.50%
ADC Telecommunications Inc.(a)	192,940	2,330,715
CenturyTel Inc.	180,957	6,015,011
Citizens Communications Co.	466,697	4,895,652
Clearwire Corp. Class A(a)(b)	38,506	570,274
CommScope Inc.(a)	7,982	278,013
Crown Castle International Corp.(a)	69,419	2,394,261

Embarq Corp.	249,822	10,017,862
JDS Uniphase Corp.(a)	163,464	2,188,783
Juniper Networks Inc.(a)	240,405	6,010,125
Qwest Communications International Inc.	2,659,518	12,047,617
TeleCorp PCS Inc. Escrow(c)	774	0
Telephone and Data Systems Inc.	93,834	3,684,861
Tellabs Inc.(a)	696,746	3,797,266
United States Cellular Corp.(a)	18,564	1,021,020
Virgin Media Inc.	484,015	6,810,091
Windstream Corp.	354,008	4,230,396

		66,291,947
TEXTILES – 0.30%
Cintas Corp.	53,468	1,525,977
Mohawk Industries Inc.(a)(b)	90,944	6,512,500

		8,038,477
TOYS, GAMES & HOBBIES – 0.42%
Hasbro Inc.	161,372	4,502,279
Mattel Inc.	334,421	6,654,978

		11,157,257
TRANSPORTATION – 1.90%
Alexander & Baldwin Inc.	70,584	3,040,759
Con-way Inc.	16,493	816,074
CSX Corp.	552,899	31,001,047
Kansas City Southern Industries Inc.(a)(b)	50,540	2,027,159
Overseas Shipholding Group Inc.	51,742	3,624,010
Ryder System Inc.	95,893	5,840,843
Teekay Corp.	66,411	2,820,475
YRC Worldwide Inc.(a)(b)	94,831	1,244,183

		50,414,550
TRUCKING & LEASING – 0.07%
GATX Corp.	48,216	1,883,799

		1,883,799
WATER – 0.15%
Aqua America Inc.	204,744	3,845,092

		3,845,092

TOTAL COMMON STOCKS
(Cost: $3,194,727,206)		2,650,446,533

Security	Shares	Value
SHORT-TERM INVESTMENTS – 5.70%

MONEY MARKET FUNDS – 5.70%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
3.18%(d)(e)	4,432,416	4,432,416
BGI Cash Premier Fund LLC
3.22%(d)(e)(f)	147,014,360	147,014,360

		151,446,776

TOTAL SHORT-TERM INVESTMENTS
(Cost: $151,446,776)		151,446,776

TOTAL INVESTMENTS IN SECURITIES – 105.50%
(Cost: $3,346,173,982)		2,801,893,309

Other Assets, Less Liabilities – (5.50)%	(145,946,682)

NET ASSETS – 100.00%	$2,655,946,627

NVS - Non-Voting Shares

(a)	Non-income earning security.

(b)	All or a portion of this security represents a security on loan. See Note 5.

(c)	Security valued at fair value in accordance with procedures approved by the Board of Trustees. See Note 1.

(d)	Affiliated issuer. See Note 2.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

(f)	This security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of

iShares Trust:

We have audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the financial statements of the iShares S&P 500 Index Fund, iShares S&P 500 Growth Index Fund, iShares S&P 500 Value Index, iShares S&P MidCap 400 Index Fund, iShares S&P MidCap 400 Growth Index Fund, iShares S&P MidCap 400 Value Index Fund, iShares S&P SmallCap 600 Index Fund, iShares S&P SmallCap 600 Growth Index Fund, iShares S&P SmallCap 600 Value Index Fund, iShares S&P 1500 Index Fund, iShares Nasdaq Biotechnology Index Fund, iShares Russell 3000 Index Fund, iShares Russell 3000 Growth Index Fund, iShares Russell 3000 Value Index Fund, iShares Russell Microcap Index Fund, iShares Russell Midcap Index Fund, iShares Russell Midcap Growth Index Fund, iShares Russell Midcap Value Index Fund, iShares Russell 1000 Index Fund, iShares Russell 1000 Growth Index Fund, iShares Russell 1000 Value Index Fund, iShares Russell 2000 Index Fund, iShares Russell 2000 Growth Index Fund, iShares Russell 2000 Value Index Fund, each a fund of iShares Trust (the “Funds”), at March 31, 2008, and for the year then ended and have issued our unqualified reports thereon dated May 22, 2008 (which reports and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR). Our audits included audits of the Funds’ schedules of investments in securities (the “Portfolios”) as of March 31, 2008 appearing in Item 6 of this Form N-CSR. These Portfolios are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these Portfolios based on our audits.

In our opinion, the Portfolios referred to above, when read in conjunction with the financial statements of the Funds referred to above, presents fairly, in all material respects, the information set forth therein.

PricewaterhouseCoopers LLP

San Francisco, California

May 22, 2008

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a) The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a) (1) Code of Ethics for Senior Officers that is the subject of Item 2 is attached.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: May 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Latham
Michael A. Latham, President (Principal Executive Officer)
Date: May 23, 2008

By:	/s/ Geoffrey D. Flynn
Geoffrey D. Flynn, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date: May 23, 2008